UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04146

JOHN HANCOCK VARIABLE INSURANCE TRUST

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(Exact name of registrant as specified in charter)

601 CONGRESS STREET, BOSTON, MA  02210-2805

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(Address of principal executive offices)   (Zip code)

MICHAEL J. LEARY, 601 CONGRESS STREET, BOSTON, MA  02210-2805

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(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 663-4490

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Date of fiscal year end: 12/31

Date of reporting period: 6/30/12

ITEM 1. REPORTS TO STOCKHOLDERS.

The Registrant prepared four semiannual reports to shareholders for the period ended June 30, 2012.  The first report applies to 58 of the Registrant’s portfolios, the second report applies to 16 of the Registrant’s portfolios, the third report applies to 14 of the Registrant’s portfolios and the fourth report applies to 5 of the Registrant’s portfolios.

John Hancock Variable Insurance Trust

Semiannual Report — Table of Contents

Sector Weightings	3

Shareholder Expense Example	8

Summary Portfolio of Investments (See below for each Portfolio’s page #)	16

Statements of Assets and Liabilities	65

Statements of Operations	80

Statements of Changes in Net Assets	95

Financial Highlights	105

Notes to Financial Statements	131

Special Shareholder Meeting	182

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees	183

For More Information	204

Portfolio	Summary Portfolio of Investments
All Cap Core Trust	16
All Cap Value Trust	17
Alpha Opportunities Trust	18
American Asset Allocation Trust	19
American Blue Chip Income and Growth Trust	19
American Global Growth Trust	19
American Global Small Capitalization Trust	19
American Growth Trust	20
American Growth-Income Trust	20
American High-Income Bond Trust	20
American International Trust	20
American New World Trust	20
Blue Chip Growth Trust	20
Capital Appreciation Trust	21
Capital Appreciation Value Trust	22
Core Allocation Plus Trust	23
Core Fundamental Holdings Trust	25
Core Global Diversification Trust	25
Disciplined Diversification Trust	26
Emerging Markets Value Trust	27
Equity-Income Trust	28
Financial Services Trust	29
Franklin Templeton Founding Allocation Trust	30
Fundamental All Cap Core Trust	30
Fundamental Holdings Trust	31
Fundamental Large Cap Value Trust	31
Fundamental Value Trust	32
Global Trust	33
Global Diversification Trust	34
Growth Equity Trust	34
Health Sciences Trust	35
Heritage Trust	36
International Core Trust	37
International Growth Stock Trust	38
International Opportunities Trust	39
International Small Company Trust	40
International Value Trust	41
Lifestyle Balanced PS Series	43
Lifestyle Conservative PS Series	43
Lifestyle Growth PS Series	44
Lifestyle Moderate PS Series	44
Mid Cap Stock Trust	45
Mid Cap Value Equity Trust	46
Mid Value Trust	47
Mutual Shares Trust	48
Natural Resources Trust	49
Real Estate Securities Trust	50
Science & Technology Trust	51
Small Cap Growth Trust	52
Small Cap Opportunities Trust	52
Small Cap Value Trust	54
Small Company Growth Trust	54
Small Company Value Trust	55
Smaller Company Growth Trust	56
Strategic Allocation Trust	57
U.S. Equity Trust	58
Utilities Trust	59
Value Trust	60

John Hancock Variable Insurance Trust

Sector Weightings

All Cap Core Trust

Sector Weighting*	% of Total
Information Technology	18.5
Financials	16.7
Health Care	13.6
Industrials	10.4
Consumer Staples	10.2
Energy	9.8
Consumer Discretionary	9.0
Utilities	4.7
Materials	2.9
Telecommunication Services	2.8
Short-Term Investments & Other	1.4

All Cap Value Trust

Sector Weighting*	% of Total
Financials	21.0
Health Care	19.6
Consumer Discretionary	13.1
Information Technology	11.7
Industrials	8.9
Energy	8.7
Consumer Staples	5.7
Materials	4.2
Utilities	3.7
Telecommunication Services	1.7
Short-Term Investments & Other	1.7

Alpha Opportunities Trust

Sector Weighting*	% of Total
Information Technology	18.9
Consumer Discretionary	18.2
Industrials	14.0
Health Care	13.4
Financials	10.2
Energy	8.4
Consumer Staples	5.1
Materials	4.2
Utilities	0.9
Telecommunication Services	0.8
Investment Companies	0.5
Short-Term Investments & Other	5.4

American Asset Allocation Trust

Sector Weighting**	% of Total
Bonds	22.1
Financials	11.1
Consumer Discretionary	10.6
Health Care	10.1
Information Technology	9.4
Energy	9.3
Industrials	7.7
Materials	5.5
Consumer Staples	5.3
Utilities	3.2
Telecommunication Services	1.9
Short-Term Investments & Other	3.8

American Blue Chip Income and Growth Trust

Sector Weighting**	% of Total
Energy	13.5
Information Technology	13.3
Industrials	12.7
Health Care	12.6
Consumer Staples	12.1
Consumer Discretionary	8.3
Telecommunication Services	8.0
Financials	5.0
Materials	3.5
Utilities	2.5
Short-Term Investments & Other	8.5

American Global Growth Trust

Sector Weighting**	% of Total
Consumer Discretionary	18.0
Information Technology	14.0
Financials	13.8
Health Care	12.8
Consumer Staples	10.8
Energy	7.3
Industrials	7.3
Materials	4.7
Telecommunication Services	3.9
Utilities	0.9
Short-Term Investments & Other	6.5

American Global Small Capitalization Trust

Sector Weighting**	% of Total
Consumer Discretionary	22.0
Industrials	12.7
Information Technology	12.1
Health Care	11.8
Energy	9.6
Materials	6.6
Financials	5.3
Consumer Staples	4.0
Utilities	3.2
Telecommunication Services	1.1
U.S. Corporate Bonds	0.4
Short-Term Investments & Other	11.2

American Growth Trust

Sector Weighting**	% of Total
Consumer Discretionary	18.2
Financials	13.6
Information Technology	12.5
Energy	11.6
Health Care	11.3
Industrials	7.7
Materials	7.4
Consumer Staples	4.1
Telecommunication Services	1.4
Utilities	0.2
Short-Term Investments & Other	12.0

American Growth-Income Trust

Sector Weighting**	% of Total
Information Technology	16.1
Consumer Discretionary	14.8
Health Care	12.2
Industrials	11.1
Energy	9.6
Consumer Staples	7.8
Financials	6.5
Materials	5.0
Telecommunication Services	4.5
Utilities	1.4
Bonds	0.4
Short-Term Investments & Other	10.6

American High-Income Bond Trust

Fixed-Income Portfolio Summary**	% of Total
U.S. Corporate Bonds	89.2
Non-U.S. Government Bonds	1.1
Preferred Securities	0.5
Common Stocks & Warrants	0.4
Convertible Securities	0.2
U.S. Treasuries	0.2
Mortgage-Backed Securities	0.1
Short-Term Investments & Other	8.3

American International Trust

Sector Weighting**	% of Total
Financials	13.5
Consumer Discretionary	13.3
Health Care	13.2
Industrials	12.1
Information Technology	10.2
Consumer Staples	9.7
Materials	6.2
Telecommunication Services	5.7
Energy	4.5
Utilities	2.7
Bonds	0.1
Short-Term Investments & Other	8.8

John Hancock Variable Insurance Trust

Sector Weightings

American New World Trust

Sector Weighting**	% of Total
Consumer Staples	16.2
Consumer Discretionary	13.4
Bonds	11.3
Financials	9.8
Health Care	9.6
Energy	8.0
Industrials	6.6
Information Technology	6.2
Telecommunication Services	5.1
Materials	4.6
Utilities	1.1
Short-Term Investments & Other	8.1

Blue Chip Growth Trust

Sector Weighting*	% of Total
Information Technology	31.8
Consumer Discretionary	23.9
Industrials	13.6
Health Care	10.7
Financials	6.4
Energy	4.8
Materials	4.5
Telecommunication Services	2.2
Consumer Staples	1.3
Short-Term Investments & Other	0.8

Capital Appreciation Trust

Sector Weighting*	% of Total
Information Technology	33.6
Consumer Discretionary	23.5
Health Care	15.0
Industrials	7.3
Consumer Staples	6.1
Energy	4.0
Financials	3.9
Telecommunication Services	2.3
Materials	1.6
Short-Term Investments & Other	2.7

Capital Appreciation Value Trust

Sector Weighting*	% of Total
Consumer Discretionary	13.8
Consumer Staples	11.8
Health Care	11.7
Information Technology	10.3
Financials	9.3
Industrials	8.9
Energy	5.9
Telecommunication Services	4.2
Utilities	3.1
Materials	2.2
Short-Term Investments & Other	18.8

Core Allocation Plus Trust

Sector Weighting*	% of Total
Financials	13.5
Consumer Discretionary	13.2
Information Technology	12.6
Health Care	12.1
U.S. Government	8.4
Industrials	6.8
Energy	6.4
U.S. Government Agency	5.1
Consumer Staples	4.7
Utilities	2.2
Materials	1.9
Telecommunication Services	1.6
Municipal Bonds	1.4
Collateralized Mortgage Obligations	1.1
Asset Backed Securities	0.7
Foreign Government	0.4
Short-Term Investments & Other	7.9

Core Fundamental Holdings Trust

Underlying Fundsˆ	% of Total
Affiliated Investment Companies
Equity	22.2
500 Index	17.6
International Index	4.6
Fixed Income	16.2
Total Bond Market A	16.2
American Funds Insurance Series
Equity	37.3
American Blue Chip Income & Growth Fund	7.3
American Growth Fund	7.3
American Growth-Income Fund	14.6
American International Fund	8.1
Fixed Income	24.3
American U.S. Government Fund	24.3

Core Global Diversification Trust

Underlying Fundsˆ	% of Total
Affiliated Investment Companies
Equity	25.8
500 Index	9.1
International Index	16.7
Fixed Income	13.8
Total Bond Market A	13.8
American Funds Insurance Series
Equity	39.7
American Global Growth Fund	17.5
American Growth-Income Fund	5.0
American International Fund	17.2
Fixed Income	20.7
American U.S. Government Fund	20.70

Disciplined Diversification Trust

Sector Weighting*	% of Total
U.S. Government Agency	19.1
Financials	12.7
U.S. Government & Agency Obligations	9.7
Information Technology	9.4
Industrials	9.2
Consumer Discretionary	9.1
Energy	7.3
Health Care	6.5
Consumer Staples	6.1
Materials	5.4
Telecommunication Services	2.6
Utilities	2.5
Short-Term Investments & Other	0.4

Emerging Markets Value Trust

Sector Weighting*	% of Total
Financials	33.6
Materials	16.5
Energy	15.6
Industrials	11.0
Information Technology	6.9
Consumer Discretionary	6.2
Consumer Staples	5.4
Utilities	2.2
Telecommunication Services	1.4
Health Care	0.4
Short-Term Investments & Other	0.8

Equity-Income Trust

Sector Weighting*	% of Total
Financials	19.8
Industrials	13.5
Energy	13.0
Consumer Discretionary	12.2
Health Care	7.4
Consumer Staples	7.3
Information Technology	6.9
Utilities	6.9
Materials	5.3
Telecommunication Services	4.4
Short-Term Investments & Other	3.3

Financial Services Trust

Sector Weighting*	% of Total
Financials	78.0
Information Technology	7.1
Energy	3.0
Consumer Staples	2.9
Consumer Discretionary	1.6
Short-Term Investments & Other	7.4

John Hancock Variable Insurance Trust

Sector Weightings

Franklin Templeton Founding Allocation Trust

Asset Allocation#	% of Total
Large Value	33.6
Conservative Allocation	33.3
International	33.1

Fundamental All Cap Core Trust

Sector Weighting*	% of Total
Information Technology	28.2
Consumer Discretionary	20.0
Financials	19.1
Industrials	10.1
Energy	8.4
Health Care	6.2
Consumer Staples	5.1
Materials	1.8
Short-Term Investments & Other	1.1

Fundamental Holdings Trust

Underlying Fundsˆ	% of Total
Affiliated Investment Companies
Fixed Income	40.3
Bond	40.3
American Funds Insurance Series
Equity	59.7
American Growth Fund	23.2
American Growth-Income Fund	23.8
American International Fund	12.7

Fundamental Large Cap Value Trust

Sector Weighting*	% of Total
Financials	25.7
Consumer Discretionary	18.8
Health Care	11.7
Industrials	11.6
Energy	10.3
Information Technology	9.8
Consumer Staples	8.8
Utilities	1.0
Short-Term Investments & Other	2.3

Fundamental Value Trust

Sector Weighting*	% of Total
Financials	34.9
Consumer Staples	17.3
Energy	9.1
Consumer Discretionary	8.7
Information Technology	8.0
Materials	6.1
Industrials	5.2
Health Care	4.1
Telecommunication Services	0.2
Short-Term Investments & Other	6.4

Global Trust

Sector Weighting*	% of Total
Financials	18.6
Health Care	14.5
Information Technology	14.0
Consumer Discretionary	12.4
Industrials	12.0
Energy	11.6
Telecommunication Services	9.3
Materials	2.6
Consumer Staples	2.4
Short-Term Investments & Other	2.6

Global Diversification Trust

Underlying Fundsˆ	% of Total
Affiliated Investment Companies
Fixed Income	27.1
Bond	27.1
American Funds Insurance Series
Equity	65.3
American Global Growth Fund	40.9
American Global Small Capitalization Fund	14.8
American New World Fund	9.6
Fixed Income	7.6
American High-Income Bond Fund	7.6

Growth Equity Trust

Sector Weighting*	% of Total
Information Technology	33.8
Consumer Discretionary	14.7
Health Care	12.9
Industrials	11.2
Consumer Staples	10.4
Materials	4.6
Energy	4.1
Financials	3.2
Telecommunication Services	2.2
Short-Term Investments & Other	2.9

Health Sciences Trust

Industry Weighting¥	% of Total
Biotechnology	34.9
Health Care Providers & Services	20.6
Pharmaceuticals	18.3
Health Care Equipment & Supplies	14.2
Health Care Technology	5.6
Life Sciences Tools & Services	2.4
Food & Staples Retailing	0.9
Software	0.7
Chemicals	0.7
Professional Services	0.4
IT Services	0.3
Short-Term Investments & Other	1.0

Heritage Trust

Sector Weighting*	% of Total
Consumer Discretionary	22.5
Information Technology	18.4
Industrials	14.5
Health Care	14.4
Consumer Staples	11.0
Financials	5.6
Energy	5.2
Materials	4.1
Telecommunication Services	1.6
Short-Term Investments & Other	2.7

International Core Trust

Sector Weighting*	% of Total
Health Care	15.5
Energy	12.8
Financials	12.2
Consumer Discretionary	10.5
Telecommunication Services	10.2
Industrials	10.2
Consumer Staples	9.5
Utilities	7.0
Materials	4.8
Information Technology	3.4
Short-Term Investments & Other	3.9

International Growth Stock Trust

Sector Weighting*	% of Total
Consumer Discretionary	22.4
Consumer Staples	12.2
Information Technology	10.5
Health Care	9.8
Energy	9.0
Industrials	8.9
Financials	8.2
Materials	4.5
Telecommunication Services	3.1
Utilities	1.4
Short-Term Investments & Other	10.0

International Opportunities Trust

Sector Weighting*	% of Total
Consumer Discretionary	23.0
Information Technology	19.8
Financials	11.7
Health Care	9.5
Industrials	8.0
Consumer Staples	8.0
Telecommunication Services	6.2
Energy	3.6
Materials	3.5
Short-Term Investments & Other	6.7

John Hancock Variable Insurance Trust

Sector Weightings

International Small Company Trust

Sector Weighting*	% of Total
Industrials	25.3
Consumer Discretionary	19.4
Financials	12.2
Materials	11.5
Information Technology	10.7
Consumer Staples	7.1
Health Care	5.2
Energy	5.1
Utilities	2.0
Telecommunication Services	1.1
Short-Term Investments & Other	0.4

International Value Trust

Sector Weighting*	% of Total
Financials	27.1
Energy	12.2
Health Care	11.2
Telecommunication Services	11.1
Industrials	10.5
Information Technology	9.2
Consumer Discretionary	5.2
Materials	4.9
Consumer Staples	3.2
Utilities	1.4
Short-Term Investments & Other	4.0

Lifestyle Balanced PS Series

Asset Allocation#	% of Total
Intermediate Bond	49.3
Large Blend	22.7
U.S. Large Cap	15.7
International Large Cap	4.2
Emerging Markets	3.0
U.S. Mid Cap	2.5
U.S. Small Cap	1.2
International Small Cap	0.7
Small Value	0.4
Small Growth	0.3

Lifestyle Conservative PS Series

Asset Allocation#	% of Total
Intermediate Bond	79.4
Large Blend	8.2
U.S. Large Cap	7.7
International Large Cap	2.9
U.S. Mid Cap	0.9
Small Value	0.5
U.S. Small Cap	0.4

Lifestyle Growth PS Series

Asset Allocation#	% of Total
Large Blend	31.5
Intermediate Bond	29.0
U.S. Large Cap	22.2
International Large Cap	6.0
Emerging Markets	4.0
U.S. Mid Cap	2.8
U.S. Small Cap	2.2
International Small Cap	0.9
Small Value	0.5
Small Value	0.5
Small Growth	0.4

Lifestyle Moderate PS Series

Asset Allocation#	% of Total
Intermediate Bond	59.3
Strategic Allocation	16.3
U.S. Large Cap	13.2
International Large Cap	4.9
Large Blend	2.0
U.S. Mid Cap	1.8
U.S. Small Cap	1.0
International Small Cap	0.8
Small Value	0.4
Small Growth	0.3

Mid Cap Stock Trust

Sector Weighting*	% of Total
Financials	27.0
Consumer Discretionary	11.7
Consumer Staples	9.6
Industrials	8.7
Energy	8.4
Utilities	7.5
Materials	6.9
Health Care	6.7
Information Technology	5.7
Telecommunication Services	1.0
Short-Term Investments & Other	6.8

Mid Cap Value Equity Trust

Sector Weighting*	% of Total
Financials	19.4
Industrials	15.8
Consumer Discretionary	11.2
Health Care	9.9
Utilities	9.6
Energy	8.1
Materials	7.9
Information Technology	7.1
Consumer Staples	6.7
Telecommunication Services	1.3
Short-Term Investments & Other	3.0

Mid Value Trust

Sector Weighting*	% of Total
Financials	27.0
Consumer Discretionary	11.7
Consumer Staples	9.6
Industrials	8.7
Energy	8.4
Utilities	7.5
Materials	6.9
Health Care	6.7
Information Technology	5.7
Telecommunication Services	1.0
Short-Term Investments & Other	6.8

Mutual Shares Trust

Sector Weighting*	% of Total
Consumer Discretionary	10.2
Consumer Staples	19.4
Energy	10.7
Financials	16.8
Health Care	12.1
Industrials	5.2
Information Technology	7.7
Materials	3.3
Telecommunication Services	2.1
Utilities	4.7
Short-Term Investments & Other	7.8

Natural Resources Trust

Sector Weighting*	% of Total
Energy	62.9
Materials	31.9
Short-Term Investments & Other	5.2

Real Estate Securities Trust

Industry Weighting¥	% of Total
Retail REITs	28.6
Specialized REITs	28.1
Residential REITs	19.7
Office REITs	15.0
Diversified REITs	6.0
Industrial REITs	1.6
Short-Term Investments & Other	1.0

Science & Technology Trust

Sector Weighting*	% of Total
Information Technology	87.2
Consumer Discretionary	5.0
Health Care	1.3
Materials	1.0
Industrials	0.5
Telecommunication Services	0.3
Short-Term Investments & Other	4.7

John Hancock Variable Insurance Trust

Sector Weightings

Small Cap Growth Trust

Sector Weighting*	% of Total
Information Technology	27.5
Consumer Discretionary	18.0
Health Care	17.2
Industrials	13.9
Energy	5.4
Financials	5.2
Consumer Staples	3.8
Materials	3.5
Telecommunication Services	1.1
Utilities	0.7
Short-Term Investments & Other	3.7

Small Cap Opportunities Trust

Sector Weighting*	% of Total
Financials	22.2
Industrials	16.2
Consumer Discretionary	15.9
Information Technology	15.7
Health Care	8.8
Materials	8.2
Energy	6.7
Consumer Staples	3.7
Utilities	0.8
Telecommunication Services	0.5
Short-Term Investments & Other	1.3

Small Cap Value Trust

Sector Weighting*	% of Total
Industrials	24.5
Financials	20.5
Consumer Discretionary	14.3
Health Care	9.7
Information Technology	9.0
Materials	6.7
Utilities	5.0
Energy	4.3
Consumer Staples	2.4
Short-Term Investments & Other	3.6

Small Company Growth Trust

Sector Weighting*	% of Total
Information Technology	27.5
Consumer Discretionary	18.0
Health Care	17.2
Industrials	13.9
Energy	5.4
Financials	5.2
Consumer Staples	3.8
Materials	3.5
Telecommunication Services	1.1
Utilities	0.7
Short-Term Investments & Other	3.7

Small Company Value Trust

Sector Weighting*	% of Total
Industrials	24.8
Financials	24.2
Consumer Discretionary	12.3
Materials	11.2
Information Technology	9.9
Health Care	5.3
Utilities	4.6
Energy	4.4
Consumer Staples	0.6
Telecommunication Services	0.5
Short-Term Investments & Other	2.2

Smaller Company Growth Trust

Sector Weighting*	% of Total
Information Technology	23.1
Health Care	17.1
Industrials	16.9
Consumer Discretionary	12.3
Energy	8.5
Financials	7.8
Materials	4.5
Telecommunication Services	3.3
Consumer Staples	2.6
Short-Term Investments & Other	3.9

Strategic Allocation Trust

Sector Weighting*	% of Total
Financials	14.5
Consumer Discretionary	6.3
Telecommunication Services	4.9
Consumer Staples	3.4
Industrials	2.5
Materials	1.3
Information Technology	1.1
Utilities	1.0
Energy	0.8
Health Care	0.7
Short-Term Investments & Other	63.5

U.S. Equity Trust

Sector Weighting*	% of Total
Health Care	30.6
Information Technology	28.1
Consumer Staples	24.7
Consumer Discretionary	8.1
Industrials	2.9
Financials	1.6
Energy	1.2
Telecommunication Services	0.7
Utilities	0.6
Materials	0.6
Short-Term Investments & Other	0.9

Utilities Trust

Sector Weighting*	% of Total
Utilities	52.0
Telecommunication Services	17.3
Energy	14.4
Consumer Discretionary	12.9
Short-Term Investments & Other	3.4

Value Trust

Sector Weighting*	% of Total
Financials	19.0
Information Technology	13.7
Consumer Discretionary	12.4
Industrials	7.7
Health Care	7.3
Materials	7.0
Energy	6.8
Utilities	6.2
Consumer Staples	6.2
Telecommunication Services	4.0
Short-Term Investments & Other	9.7

*	Sectors as a percentage of net assets.
**	The weightings represent the holdings of the American Asset Allocation Fund, a fund of the American Funds Insurance Series. For further details, please visit the American Funds Web site at americanfunds.com/afis.
ˆ	Underlying funds as a percentage of net assets.
#	Asset allocation of underlying funds as a percentage of net assets.
¥	Industries as a percentage of net assets.

John Hancock Variable Insurance Trust

Shareholder Expense Example

As a shareholder of John Hancock Variable Insurance Trust, you incur ongoing costs, such as management fees, distribution (12b-1) fees and other expenses. In the case of the American Portfolios, the Lifestyle Portfolio Stabilization (PS) Portfolios, Franklin Templeton Founding Allocation Portfolio, Fundamental Holdings Portfolio and Global Diversification Portfolio, in addition to the operating expenses which the Portfolio bears directly, the Portfolio indirectly bears a pro rata share of the operating expenses of the underlying funds in which the Portfolio invests. Because the underlying funds have varied operating expenses and transaction costs and the Portfolio may own different proportions of the underlying funds at different times, the amount of expenses incurred indirectly by the Portfolio will vary. Had these indirect expenses been reflected in the following analysis, total expenses would be higher than amounts shown.

This example is intended to help you understand your ongoing costs (in dollars) of investing in the portfolios so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the period and held for the entire period (January 1, 2012 through June 30, 2012).

Actual expenses:

The first line of each share class in the table below and on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table below and on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed annualized rate of return of 5% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs and insurance-related charges. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/2012	Ending Account Value 6/30/2012	Expenses Paid During Period[1] 1/1/2012– 6/30/2012	Annualized Expense Ratio
All Cap Core Trust
Series I — Actual	$1,000.00	$1,073.00	$4.43	0.86%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.60	4.32	0.86%
Series II — Actual	1,000.00	1,072.50	5.46	1.06%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.60	5.32	1.06%
Series NAV — Actual	1,000.00	1,073.60	4.18	0.81%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.80	4.07	0.81%
All Cap Value Trust
Series I — Actual	$1,000.00	$1,038.90	$4.36	0.86%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.60	4.32	0.86%
Series II — Actual	1,000.00	1,037.70	5.37	1.06%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.60	5.32	1.06%
Series NAV — Actual	1,000.00	1,039.00	4.11	0.81%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.80	4.07	0.81%
Alpha Opportunities Trust
Series I — Actual	$1,000.00	$1,116.60	$5.63	1.07%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.50	5.37	1.07%
Series NAV — Actual	1,000.00	1,116.50	5.37	1.02%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.80	5.12	1.02%

John Hancock Variable Insurance Trust

Shareholder Expense Example

	Beginning Account Value 1/1/2012	Ending Account Value 6/30/2012	Expenses Paid During Period[1] 1/1/2012– 6/30/2012	Annualized Expense Ratio
American Asset Allocation Trust
Series I — Actual	$1,000.00	$1,076.80	$3.20	0.62%[2]
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.80	3.12	0.62%[2]
Series II — Actual	1,000.00	1,075.80	3.97	0.77%[2]
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.00	3.87	0.77%[2]
Series III — Actual	1,000.00	1,078.70	1.40	0.27%[2]
Series III — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.50	1.36	0.27%[2]
American Blue Chip Income and Growth Trust
Series I — Actual	$1,000.00	$1,082.40	$3.26	0.63%[2]
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.70	3.17	0.63%[2]
Series II — Actual	1,000.00	1,082.40	4.04	0.78%[2]
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.00	3.92	0.78%[2]
Series III — Actual	1,000.00	1,085.20	1.45	0.28%[2]
Series III — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.50	1.41	0.28%[2]
American Global Growth Trust
Series I — Actual	$1,000.00	$1,087.00	$3.32	0.64%[2]
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.70	3.22	0.64%[2]
Series II — Actual	1,000.00	1,087.20	4.10	0.79%[2]
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.90	3.97	0.79%[2]
Series III — Actual	1,000.00	1,089.30	1.51	0.29%[2]
Series III — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.40	1.46	0.29%[2]
American Global Small Capitalization Trust
Series I — Actual	$1,000.00	$1,059.40	$3.43	0.67%[2]
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.50	3.37	0.67%[2]
Series II — Actual	1,000.00	1,059.60	4.20	0.82%[2]
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.80	4.12	0.82%[2]
Series III — Actual	1,000.00	1,062.10	1.64	0.32%[2]
Series III — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.30	1.61	0.32%[2]
American Growth Trust
Series I — Actual	$1,000.00	$1,080.00	$3.21	0.62%[2]
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.80	3.12	0.62%[2]
Series II — Actual	1,000.00	1,078.90	3.98	0.77%[2]
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.00	3.87	0.77%[2]
Series III — Actual	1,000.00	1,081.70	1.40	0.27%[2]
Series III — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.50	1.36	0.27%[2]
American Growth-Income Trust
Series I — Actual	$1,000.00	$1,082.60	$3.21	0.62%[2]
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.80	3.12	0.62%[2]
Series II — Actual	1,000.00	1,082.10	3.99	0.77%[2]
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.00	3.87	0.77%[2]
Series III — Actual	1,000.00	1,084.20	1.40	0.27%[2]
Series III — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.50	1.36	0.27%[2]
American High-Income Bond Trust
Series I — Actual	$1,000.00	$1,058.30	$3.38	0.66%[2]
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.60	3.32	0.66%[2]
Series II — Actual	1,000.00	1,058.40	4.15	0.81%[2]
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.80	4.07	0.81%[2]
Series III — Actual	1,000.00	1,060.50	1.59	0.31%[2]
Series III — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.30	1.56	0.31%[2]
American International Trust
Series I — Actual	$1,000.00	$1,042.80	$3.15	0.62%[2]
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.80	3.12	0.62%[2]
Series II — Actual	1,000.00	1,041.40	3.91	0.77%[2]
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.00	3.87	0.77%[2]
Series III — Actual	1,000.00	1,044.50	1.37	0.27%[2]
Series III — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.50	1.36	0.27%[2]

John Hancock Variable Insurance Trust

Shareholder Expense Example

	Beginning Account Value 1/1/2012	Ending Account Value 6/30/2012	Expenses Paid During Period[1] 1/1/2012– 6/30/2012	Annualized Expense Ratio
American New World Trust
Series I — Actual	$1,000.00	$1,045.70	$3.41	0.67%[2]
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.50	3.37	0.67%[2]
Series II — Actual	1,000.00	1,043.90	4.17	0.82%[2]
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.80	4.12	0.82%[2]
Series III — Actual	1,000.00	1,046.60	1.63	0.32%[2]
Series III — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.30	1.61	0.32%[2]
Blue Chip Growth Trust
Series I — Actual	$1,000.00	$1,121.70	$4.33	0.82%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.80	4.12	0.82%
Series II — Actual	1,000.00	1,121.10	5.38	1.02%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.80	5.12	1.02%
Series NAV — Actual	1,000.00	1,122.40	4.06	0.77%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.00	3.87	0.77%
Capital Appreciation Trust
Series I — Actual	$1,000.00	$1,111.70	$4.10	0.78%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.00	3.92	0.78%
Series II — Actual	1,000.00	1,110.90	5.14	0.98%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.00	4.92	0.98%
Series NAV — Actual	1,000.00	1,111.70	3.83	0.73%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.20	3.67	0.73%
Capital Appreciation Value Trust
Series I — Actual	$1,000.00	$1,070.40	$4.58	0.89%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.40	4.47	0.89%
Series II — Actual	1,000.00	1,069.60	5.61	1.09%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.40	5.47	1.09%
Series NAV — Actual	1,000.00	1,071.40	4.33	0.84%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.70	4.22	0.84%
Core Allocation Plus Trust
Series I — Actual	$1,000.00	$1,064.60	$5.39	1.05%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.60	5.27	1.05%
Series II — Actual	1,000.00	1,063.50	6.41	1.25%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,018.60	6.27	1.25%
Series NAV — Actual	1,000.00	1,064.60	5.13	1.00%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.90	5.02	1.00%
Core Fundamental Holdings Trust
Series I — Actual	$1,000.00	$1,052.20	$2.30	0.45%[2]
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.60	2.26	0.45%[2]
Series II — Actual	1,000.00	1,051.60	3.32	0.65%[2]
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.60	3.27	0.65%[2]
Series III — Actual	1,000.00	1,052.90	1.28	0.25%[2]
Series III — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.60	1.26	0.25%[2]
Core Global Diversification Trust
Series I — Actual	$1,000.00	$1,047.40	$2.29	0.45%[2]
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.60	2.26	0.45%[2]
Series II — Actual	1,000.00	1,046.00	3.31	0.65%[2]
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.60	3.27	0.65%[2]
Series III — Actual	1,000.00	1,048.70	1.27	0.25%[2]
Series III — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.60	1.26	0.25%[2]
Disciplined Diversification Trust
Series I — Actual	$1,000.00	$1,047.70	$4.84	0.95%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.10	4.77	0.95%
Series II — Actual	1,000.00	1,047.70	5.85	1.15%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.10	5.77	1.15%
Series NAV — Actual	1,000.00	1,048.60	4.58	0.90%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.40	4.52	0.90%

John Hancock Variable Insurance Trust

Shareholder Expense Example

	Beginning Account Value 1/1/2012	Ending Account Value 6/30/2012	Expenses Paid During Period[1] 1/1/2012– 6/30/2012	Annualized Expense Ratio
Emerging Markets Value Trust
Series I — Actual	$1,000.00	$1,036.50	$5.72	1.13%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.20	5.67	1.13%
Series NAV — Actual	1,000.00	1,036.50	5.47	1.08%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.50	5.42	1.08%
Equity-Income Trust
Series I — Actual	$1,000.00	$1,083.70	$4.30	0.83%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.70	4.17	0.83%
Series II — Actual	1,000.00	1,082.40	5.33	1.03%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.70	5.17	1.03%
Series NAV — Actual	1,000.00	1,084.00	4.04	0.78%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.00	3.92	0.78%
Financial Services Trust
Series I — Actual	$1,000.00	$1,097.00	$4.69	0.90%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.40	4.52	0.90%
Series II — Actual	1,000.00	1,095.40	5.73	1.10%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.40	5.52	1.10%
Series NAV — Actual	1,000.00	1,096.10	4.43	0.85%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.60	4.27	0.85%
Franklin Templeton Founding Allocation Trust
Series I — Actual	$1,000.00	$1,057.80	$0.61	0.12%[2]
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.30	0.60	0.12%[2]
Series II — Actual	1,000.00	1,057.80	1.64	0.32%[2]
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.30	1.61	0.32%[2]
Series NAV — Actual	1,000.00	1,058.90	0.36	0.07%[2]
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.50	0.35	0.07%[2]
Fundamental All Cap Core Trust
Series I — Actual	$1,000.00	$1,076.90	$3.92	0.76%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.10	3.82	0.76%
Series II — Actual	1,000.00	1,076.20	4.96	0.96%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.10	4.82	0.96%
Series NAV — Actual	1,000.00	1,077.50	3.67	0.71%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.30	3.57	0.71%
Fundamental Holdings Trust
Series I — Actual	$1,000.00	$1,055.60	$2.96	0.58%[2]
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.00	2.92	0.58%[2]
Series II — Actual	1,000.00	1,054.60	3.73	0.73%[2]
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.20	3.67	0.73%[2]
Series III — Actual	1,000.00	1,056.60	1.38	0.27%[2]
Series III — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.50	1.36	0.27%[2]
Fundamental Large Cap Value Trust
Series I — Actual	$1,000.00	$1,088.80	$3.95	0.76%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.10	3.82	0.76%
Series II — Actual	1,000.00	1,088.20	4.98	0.96%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.10	4.82	0.96%
Series NAV — Actual	1,000.00	1,088.80	3.69	0.71%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.30	3.57	0.71%
Fundamental Value Trust
Series I — Actual	$1,000.00	$1,069.60	$4.37	0.85%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.60	4.27	0.85%
Series II — Actual	1,000.00	1,068.20	5.40	1.05%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.60	5.27	1.05%
Series NAV — Actual	1,000.00	1,069.80	4.12	0.80%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.90	4.02	0.80%

John Hancock Variable Insurance Trust

Shareholder Expense Example

	Beginning Account Value 1/1/2012	Ending Account Value 6/30/2012	Expenses Paid During Period[1] 1/1/2012– 6/30/2012	Annualized Expense Ratio
Global Trust
Series I — Actual	$1,000.00	$1,052.60	$4.75	0.93%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.20	4.67	0.93%
Series II — Actual	1,000.00	1,052.00	5.77	1.13%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.20	5.67	1.13%
Series NAV — Actual	1,000.00	1,052.60	4.49	0.88%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.50	4.42	0.88%
Global Diversification Trust
Series I — Actual	$1,000.00	$1,061.70	$3.13	0.61%[2]
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.80	3.07	0.61%[2]
Series II — Actual	1,000.00	1,060.60	3.89	0.76%[2]
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.10	3.82	0.76%[2]
Growth Equity Trust
Series NAV — Actual	$1,000.00	$1,104.20	$4.13	0.79%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.90	3.97	0.79%
Health Sciences Trust
Series I — Actual	$1,000.00	$1,248.50	$6.26	1.12%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.30	5.62	1.12%
Series II — Actual	1,000.00	1,247.00	7.37	1.32%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,018.30	6.62	1.32%
Series NAV — Actual	1,000.00	1,248.70	5.98	1.07%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.50	5.37	1.07%
Heritage Trust
Series NAV — Actual	$1,000.00	$1,123.70	$4.86	0.92%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.30	4.62	0.92%
International Core Trust
Series I — Actual	$1,000.00	$1,015.10	$5.36	1.07%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.50	5.37	1.07%
Series II — Actual	1,000.00	1,013.80	6.36	1.27%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,018.50	6.37	1.27%
Series NAV — Actual	1,000.00	1,015.20	5.11	1.02%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.80	5.12	1.02%
International Growth Stock Trust
Series NAV — Actual	$1,000.00	$1,046.50	$4.88	0.96%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.10	4.82	0.96%
International Opportunities Trust
Series I — Actual	$1,000.00	$1,045.80	$5.19	1.02%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.80	5.12	1.02%
Series II — Actual	1,000.00	1,044.70	6.20	1.22%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,018.80	6.12	1.22%
Series NAV — Actual	1,000.00	1,045.80	4.93	0.97%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.00	4.87	0.97%
International Small Company Trust
Series I — Actual	$1,000.00	$1,046.30	$4.68	0.92%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.30	4.62	0.92%
Series II — Actual	1,000.00	1,045.20	5.70	1.12%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.30	5.62	1.12%
Series NAV — Actual	1,000.00	1,045.20	4.42	0.87%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.50	4.37	0.87%
International Value Trust
Series I — Actual	$1,000.00	$1,007.80	$4.44	0.89%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.40	4.47	0.89%
Series II — Actual	1,000.00	1,005.90	5.44	1.09%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.40	5.47	1.09%
Series NAV — Actual	1,000.00	1,006.90	4.19	0.84%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.70	4.22	0.84%

John Hancock Variable Insurance Trust

Shareholder Expense Example

	Beginning Account Value 1/1/2012	Ending Account Value 6/30/2012	Expenses Paid During Period[1] 1/1/2012– 6/30/2012	Annualized Expense Ratio
Lifestyle Balanced PS Series
Series II — Actual	$1,000.00	$1,053.40	$2.04	0.40%[2]
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.90	2.01	0.40%[2]
Lifestyle Conservative PS Series
Series II — Actual	$1,000.00	$1,039.60	$2.03	0.40%[2]
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.90	2.01	0.40%[2]
Lifestyle Growth PS Series
Series II — Actual	$1,000.00	$1,062.10	$2.05	0.40%[2]
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.90	2.01	0.40%[2]
Lifestyle Moderate PS Series
Series II — Actual	$1,000.00	$1,049.00	$2.04	0.40%[2]
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.90	2.01	0.40%[2]
Mid Cap Stock Trust
Series I — Actual	$1,000.00	$1,138.70	$4.89	0.92%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.30	4.62	0.92%
Series II — Actual	1,000.00	1,138.00	5.95	1.12%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.30	5.62	1.12%
Series NAV — Actual	1,000.00	1,138.80	4.62	0.87%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.50	4.37	0.87%
Mid Cap Value Equity Trust
Series NAV — Actual	$1,000.00	$1,075.80	$4.85	0.94%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.20	4.72	0.94%
Mid Value Trust
Series I — Actual	$1,000.00	$1,078.10	$5.12	0.99%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.90	4.97	0.99%
Series II — Actual	1,000.00	1,078.10	6.15	1.19%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,018.90	5.97	1.19%
Series NAV — Actual	1,000.00	1,078.30	4.86	0.94%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.20	4.72	0.94%
Mutual Shares Trust
Series I — Actual	$1,000.00	$1,057.00	$5.47	1.07%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.50	5.37	1.07%
Series NAV — Actual	1,000.00	1,058.00	5.22	1.02%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.80	5.12	1.02%
Natural Resources Trust
Series I — Actual	$1,000.00	$927.90	$5.22	1.09%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.40	5.47	1.09%
Series II — Actual	1,000.00	927.10	6.18	1.29%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,018.40	6.47	1.29%
Series NAV — Actual	1,000.00	928.60	4.99	1.04%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.70	5.22	1.04%
Real Estate Securities Trust
Series I — Actual	$1,000.00	$1,141.10	$4.21	0.79%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.90	3.97	0.79%
Series II — Actual	1,000.00	1,140.10	5.27	0.99%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.90	4.97	0.99%
Series NAV — Actual	1,000.00	1,141.90	3.94	0.74%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.20	3.72	0.74%
Science & Technology Trust
Series I — Actual	$1,000.00	$1,073.70	$5.77	1.12%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.30	5.62	1.12%
Series II — Actual	1,000.00	1,073.00	6.80	1.32%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,018.30	6.62	1.32%
Series NAV — Actual	1,000.00	1,074.10	5.52	1.07%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.50	5.37	1.07%

John Hancock Variable Insurance Trust

Shareholder Expense Example

	Beginning Account Value 1/1/2012	Ending Account Value 6/30/2012	Expenses Paid During Period[1] 1/1/2012– 6/30/2012	Annualized Expense Ratio
Small Cap Growth Trust
Series I — Actual	$1,000.00	$1,126.40	$6.08	1.15%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.10	5.77	1.15%
Series II — Actual	1,000.00	1,126.20	7.14	1.35%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,018.20	6.77	1.35%
Series NAV — Actual	1,000.00	1,127.00	5.82	1.10%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.40	5.52	1.10%
Small Cap Opportunities Trust
Series I — Actual	$1,000.00	$1,054.40	$5.21	1.02%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.80	5.12	1.02%
Series II — Actual	1,000.00	1,053.20	6.23	1.22%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,018.80	6.12	1.22%
Series NAV — Actual	1,000.00	1,054.70	4.96	0.97%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.00	4.87	0.97%
Small Cap Value Trust
Series I — Actual	$1,000.00	$1,067.10	$5.81	1.13%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.20	5.67	1.13%
Series II — Actual	1,000.00	1,066.70	6.83	1.33%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,018.20	6.67	1.33%
Series NAV — Actual	1,000.00	1,067.70	5.55	1.08%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.50	5.42	1.08%
Small Company Growth Trust
Series NAV — Actual	$1,000.00	$1,089.70	$5.56	1.07%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.50	5.37	1.07%
Small Company Value Trust
Series I — Actual	$1,000.00	$1,054.10	$5.46	1.07%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.50	5.37	1.07%
Series II — Actual	1,000.00	1,054.00	6.49	1.27%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,018.50	6.37	1.27%
Series NAV — Actual	1,000.00	1,054.90	5.21	1.02%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.80	5.12	1.02%
Smaller Company Growth Trust
Series I — Actual	$1,000.00	$1,082.00	$5.38	1.04%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.70	5.22	1.04%
Series II — Actual	1,000.00	1,081.10	6.42	1.24%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,018.70	6.22	1.24%
Series NAV — Actual	1,000.00	1,082.50	5.13	0.99%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.90	4.97	0.99%
Strategic Allocation Trust
Series NAV — Actual	$1,000.00	$1,076.20	$3.87	0.75%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.10	3.77	0.75%
U.S. Equity Trust
Series I — Actual[3]	$1,000.00	$994.20	$1.45	0.84%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.60	4.32	0.84%
Series II — Actual[3]	1,000.00	994.20	1.81	1.04%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.50	5.37	1.04%
Series NAV — Actual	1,000.00	1,089.30	4.10	0.79%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.90	3.97	0.79%
Utilities Trust
Series I — Actual	$1,000.00	$1,050.30	$4.94	0.97%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.00	4.87	0.97%
Series II — Actual	1,000.00	1,048.10	5.96	1.17%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.00	5.87	1.17%
Series NAV — Actual	1,000.00	1,050.40	4.69	0.92%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.30	4.62	0.92%

John Hancock Variable Insurance Trust

Shareholder Expense Example

	Beginning Account Value 1/1/2012	Ending Account Value 6/30/2012	Expenses Paid During Period[1] 1/1/2012– 6/30/2012	Annualized Expense Ratio
Value Trust
Series I — Actual	$1,000.00	$1,092.30	$4.21	0.81%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.80	4.07	0.81%
Series II — Actual	1,000.00	1,090.70	5.25	1.01%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.80	5.07	1.01%
Series NAV — Actual	1,000.00	1,092.40	3.95	0.76%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.10	3.82	0.76%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (182), and divided by 366 (to reflect the one-half year period).

[2]	Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolios for the period ended 6-30-12 was as follows:

Portfolio	Range	Portfolio	Range
American Funds	0.28% – 0.78%	Global Diversification Trust	0.47% – 0.78%
Core Fundamental Holdings Trust	0.28% – 0.53%	Lifestyle Balanced PS Series	0.71% – 1.10%
Core Global Diversification Trust	0.28% – 0.55%	Lifestyle Conservative PS Series	0.71% – 1.10%
Franklin Templeton Founding Allocation Trust	0.85% – 1.02%	Lifestyle Growth PS Series	0.71% – 1.10%
Fundamental Holdings Trust	0.28% – 0.60%	Lifestyle Moderate PS Series	0.71% – 1.10%

[3]	The inception date for Series I and Series II shares is April 30, 2012. Expenses are equal to the annualized expense ratio, multiplied by the average account over the period, multiplied by the number of days in the period (62), and divided by 366 (to reflect the period).

John Hancock Variable Insurance Trust
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund’s total net assets as of the report date. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling at 1-800-344-1029. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

All Cap Core Trust

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS - 98.6%
Consumer Discretionary - 9.0%
Aaron’s, Inc.	96,400	$2,729,084	0.8%
Benihana, Inc.	6,500	104,715	0.0%
Jarden Corp.	9,900	415,998	0.1%
Macy’s, Inc.	103,100	3,541,485	1.0%
MDC Partners, Inc., Class A	8,300	94,122	0.0%
OfficeMax, Inc. (I) (L)	62,800	317,768	0.1%
OTHER SECURITIES		24,829,088	7.0%

		32,032,260
Consumer Staples - 10.2%
Altria Group, Inc.	134,900	4,660,795	1.3%
Archer-Daniels-Midland Company	107,100	3,161,592	0.9%
CVS Caremark Corp.	58,600	2,738,378	0.8%
Dean Foods Company (I)	247,400	4,213,222	1.2%
Philip Morris International, Inc.	80,700	7,041,882	2.0%
Whole Foods Market, Inc.	43,000	4,098,760	1.2%
OTHER SECURITIES		10,689,332	3.0%

		36,603,961
Energy - 9.8%
Chevron Corp.	30,200	3,186,100	0.9%
Exxon Mobil Corp.	58,500	5,005,845	1.4%
Marathon Petroleum Corp.	83,300	3,741,836	1.1%
Murphy Oil Corp.	69,700	3,505,213	1.0%
Sunoco, Inc. (L)	58,000	2,755,000	0.8%
Tesoro Corp. (I)	184,500	4,605,120	1.3%
Western Refining, Inc. (L)	223,300	4,972,891	1.4%
OTHER SECURITIES		7,293,798	2.0%

		35,065,803
Financials - 16.7%
American Capital Agency Corp.	121,400	4,080,254	1.1%
American Express Company	54,400	3,166,624	0.9%
Capital One Financial Corp.	48,200	2,634,612	0.7%
Discover Financial Services	110,100	3,807,258	1.1%
Investors Real Estate Trust	20,700	163,530	0.1%
Markel Corp. (I)	500	220,850	0.1%
NorthStar Realty Finance Corp.	55,000	287,100	0.1%
Regions Financial Corp.	718,200	4,847,850	1.4%
RenaissanceRe Holdings, Ltd. (L)	22,600	1,717,826	0.5%
SunTrust Banks, Inc.	95,500	2,313,965	0.7%
Susquehanna Bancshares, Inc.	247,000	2,544,100	0.7%
The Allstate Corp.	126,000	4,421,340	1.2%
White Mountains
Insurance Group, Ltd.	400	208,700	0.1%
OTHER SECURITIES		29,123,937	8.2%

		59,537,946
Health Care - 13.6%
Abbott Laboratories	101,700	6,556,599	1.8%
Amylin Pharmaceuticals, Inc. (I)	67,800	1,913,994	0.5%
Eli Lilly & Company	128,900	5,531,099	1.6%
Humana, Inc.	39,800	3,082,112	0.9%
PharMerica Corp. (I)	10,600	115,752	0.0%
Pozen, Inc. (I) (L)	45,600	284,544	0.1%
Regeneron Pharmaceuticals, Inc. (I)	30,400	3,472,288	1.0%
UnitedHealth Group, Inc.	95,500	5,586,750	1.6%
WellPoint, Inc.	69,700	4,446,163	1.2%
OTHER SECURITIES		17,463,465	4.9%

		48,452,766
Industrials - 10.4%
Avis Budget Group, Inc. (I)	87,200	1,325,440	0.4%
Delta Air Lines, Inc. (I)	242,100	2,650,995	0.7%
Ingersoll-Rand PLC	73,100	3,083,358	0.9%
L-3 Communications Holdings, Inc.	19,400	1,435,794	0.4%
Northrop Grumman Corp.	35,700	2,277,303	0.6%
Oshkosh Corp. (I)	109,200	2,287,740	0.6%
TransDigm Group, Inc. (I)	7,800	1,047,540	0.3%
URS Corp.	88,800	3,097,344	0.9%
US Airways Group, Inc. (I) (L)	266,300	3,549,779	1.0%
OTHER SECURITIES		16,412,055	4.6%

		37,167,348
Information Technology - 18.5%
AOL, Inc. (I) (L)	162,300	4,557,384	1.3%
Apple, Inc. (I)	22,926	13,388,784	3.8%
IAC/InterActiveCorp	94,700	4,318,320	1.2%
Intel Corp.	113,700	3,030,105	0.9%
International
Business Machines Corp.	31,555	6,171,527	1.7%
Mastercard, Inc., Class A	11,600	4,989,276	1.4%
Microsoft Corp.	221,207	6,766,722	1.9%
Western Digital Corp. (I)	113,500	3,459,480	1.0%
OTHER SECURITIES		19,589,364	5.4%

		66,270,962
Materials - 2.9%
American Vanguard Corp.	16,700	444,053	0.1%
Domtar Corp.	38,800	2,976,348	0.8%
PPG Industries, Inc.	33,100	3,512,572	1.0%
Wausau Paper Corp.	18,900	183,897	0.1%
OTHER SECURITIES		3,268,149	0.9%

		10,385,019
Telecommunication Services - 2.8%
Verizon Communications, Inc.	93,300	4,146,252	1.2%
OTHER SECURITIES		5,675,035	1.6%

		9,821,287
Utilities - 4.7%
Ameren Corp.	112,100	3,759,834	1.1%
Calpine Corp. (I)	215,400	3,556,254	1.0%
DTE Energy Company	47,000	2,788,510	0.8%
OTHER SECURITIES		6,817,972	1.9%

		16,922,570

TOTAL COMMON STOCKS (Cost $331,613,435)		$352,259,922

SECURITIES LENDING COLLATERAL - 6.9%
John Hancock Collateral
Investment Trust,
0.3542% (W) (Y)	2,449,476	24,513,376	6.9%

TOTAL SECURITIES LENDING
COLLATERAL (Cost $24,512,898)		$24,513,376

The accompanying notes are an integral part of the financial statements.

16

John Hancock Variable Insurance Trust
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

All Cap Core Trust (continued)

	Shares or Principal Amount	Value	% of Net Assets

SHORT-TERM INVESTMENTS - 0.9%
Money Market Funds - 0.9%
State Street Institutional Liquid
Reserves Fund, 0.2002% (Y)	3,399,202	3,399,202	0.9%

TOTAL SHORT-TERM
INVESTMENTS (Cost $3,399,202)		$3,399,202

Total Investments (All Cap Core Trust)
(Cost $359,525,535) - 106.4%		$380,172,500	106.4%
Other Assets And Liabilities, Net - (6.4%)		(22,856,389)	(6.4)%

TOTAL NET ASSETS - 100.0%		$357,316,111	100.0%

All Cap Value Trust

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS - 98.3%
Consumer Discretionary - 13.1%
Comcast Corp., Class A	170,800	$5,460,476	1.1%
Darden Restaurants, Inc. (L)	113,178	5,730,202	1.1%
Ford Motor Company	713,965	6,846,924	1.3%
Omnicom Group, Inc.	157,523	7,655,618	1.5%
The Home Depot, Inc.	136,300	7,222,537	1.4%
The Interpublic Group
of Companies, Inc. (L)	802,900	8,711,465	1.7%
The Walt Disney Company	130,651	6,336,574	1.2%
Time Warner, Inc. (L)	142,900	5,501,650	1.1%
OTHER SECURITIES		13,098,875	2.6%

		66,564,321
Consumer Staples - 5.7%
Archer-Daniels-Midland Company	247,734	7,313,108	1.4%
Bunge, Ltd. (L)	110,400	6,926,496	1.4%
CVS Caremark Corp.	105,795	4,943,800	1.0%
The Coca-Cola Company	63,500	4,965,065	1.0%
OTHER SECURITIES		4,885,449	1.0%

		29,033,918
Energy - 8.7%
Anadarko Petroleum Corp.	93,500	6,189,700	1.2%
Exxon Mobil Corp.	128,118	10,963,057	2.2%
Halliburton Company	220,000	6,245,800	1.2%
OTHER SECURITIES		21,159,675	4.1%

		44,558,232
Financials - 21.0%
ACE, Ltd.	87,500	6,486,375	1.3%
Berkshire
Hathaway, Inc., Class B (I)	130,015	10,834,150	2.1%
Capital One Financial Corp.	191,200	10,450,992	2.1%
JPMorgan Chase & Company	142,624	5,095,956	1.0%
Marsh &
McLennan Companies, Inc. (L)	176,475	5,687,789	1.1%
PNC Financial Services Group, Inc.	123,600	7,553,196	1.5%
The Travelers Companies, Inc.	125,600	8,018,304	1.6%
U.S. Bancorp	209,000	6,721,440	1.3%
OTHER SECURITIES		46,129,457	9.1%

		106,977,659
Health Care - 19.6%
Celgene Corp. (I)	114,716	7,360,179	1.5%
Cigna Corp.	158,200	6,960,800	1.4%
Community Health Systems, Inc. (I)	219,600	6,155,388	1.2%
DaVita, Inc. (I)	67,000	6,580,070	1.3%
Eli Lilly & Company	131,600	5,646,956	1.1%
Express Scripts
Holding Company (I)	150,975	8,428,934	1.7%
McKesson Corp.	54,122	5,073,938	1.0%
Onyx Pharmaceuticals, Inc. (I)	96,200	6,392,490	1.3%
Pfizer, Inc.	516,000	11,868,000	2.3%
Teva Pharmaceutical
Industries, Ltd., ADR	193,730	7,640,711	1.5%
Thermo Fisher Scientific, Inc.	159,487	8,278,970	1.6%
Watson Pharmaceuticals, Inc. (I)	105,900	7,835,541	1.5%
OTHER SECURITIES		11,376,479	2.3%

		99,598,456
Industrials - 8.9%
FedEx Corp.	56,000	5,130,160	1.0%
Jacobs
Engineering Group, Inc. (I)(L)	136,000	5,148,960	1.0%
Manpower, Inc. (L)	139,284	5,104,759	1.0%
URS Corp.	196,900	6,867,872	1.4%
OTHER SECURITIES		22,963,343	4.5%

		45,215,094
Information Technology - 11.7%
Anixter International, Inc. (L)	117,050	6,209,503	1.2%
Broadcom Corp., Class A	206,300	6,972,940	1.4%
eBay, Inc. (I)(L)	213,200	8,956,532	1.8%
Intel Corp.	189,900	5,060,835	1.0%
Microsoft Corp.	293,400	8,975,106	1.8%
Texas Instruments, Inc.	254,945	7,314,372	1.4%
OTHER SECURITIES		16,180,311	3.2%

		59,669,599
Materials - 4.2%
Reliance Steel &
Aluminum Company	96,679	4,882,290	1.0%
OTHER SECURITIES		16,774,871	3.2%

		21,657,161
Telecommunication Services - 1.7%
AT&T, Inc.	139,900	4,988,834	1.0%
OTHER SECURITIES		3,764,068	0.7%

		8,752,902
Utilities - 3.7%
NextEra Energy, Inc.	93,920	6,462,635	1.3%
OTHER SECURITIES		12,147,240	2.4%

		18,609,875

TOTAL COMMON STOCKS (Cost $483,612,601)		$500,637,217

SECURITIES LENDING COLLATERAL - 8.6%
John Hancock Collateral
Investment Trust,
0.3542% (W)(Y)	4,339,184	43,424,818	8.6%

TOTAL SECURITIES LENDING
COLLATERAL (Cost $43,424,778)		$43,424,818

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

All Cap Value Trust (continued)

	Shares or Principal Amount	Value	% of Net Assets

SHORT-TERM INVESTMENTS - 2.3%
Repurchase Agreement - 2.3%
Repurchase Agreement with State
Street Corp. dated 06/30/2012 at
0.010% to be repurchased at
$11,840,010 on 07/02/2012,
collateralized by $12,045,000
Federal National Morgage
Association, 0.750% due
11/24/2015 (valued at
$12,077,629, including interest)	$11,840,000	$11,840,000	2.3%

TOTAL SHORT-TERM
INVESTMENTS (Cost $11,840,000)		$11,840,000

Total Investments (All Cap Value Trust)
(Cost $538,877,379) - 109.2%		$555,902,035	109.2%
Other Assets And Liabilities, Net - (9.2%)		(46,742,070)	(9.2)%

TOTAL NET ASSETS - 100.0%		$509,159,965	100.0%

Alpha Opportunities Trust

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS - 94.1%
Consumer Discretionary - 18.2%
Abercrombie & Fitch
Company, Class A (L)	132,665	$4,529,183	0.5%
Amazon.com, Inc. (I)	37,340	8,526,589	0.9%
Comcast Corp., Class A	144,631	4,623,853	0.5%
Comcast Corp., Special Class A	106,900	3,356,660	0.4%
Discovery
Communications, Inc.,
Series C (I)	7,600	380,684	0.0%
Family Dollar Stores, Inc.	80,550	5,354,964	0.6%
GNC Holdings, Inc., Class A	163,770	6,419,784	0.7%
Hanesbrands, Inc. (I)	260,716	7,229,655	0.8%
HSN, Inc.	51,140	2,063,499	0.2%
Lowe’s Companies, Inc.	561,156	15,959,277	1.8%
NVR, Inc. (I)	7,165	6,090,250	0.7%
Omnicom Group, Inc.	125,791	6,113,443	0.7%
PulteGroup, Inc. (I)(L)	689,155	7,373,959	0.8%
Target Corp.	121,776	7,086,145	0.8%
The Walt Disney Company	138,209	6,703,137	0.7%
TripAdvisor, Inc. (I)(L)	137,970	6,165,879	0.7%
OTHER SECURITIES		67,137,077	7.4%

		165,114,038
Consumer Staples - 5.1%
CVS Caremark Corp.	128,772	6,017,516	0.7%
PepsiCo, Inc.	128,589	9,086,099	1.0%
Reynolds American, Inc. (L)	8,800	394,856	0.0%
OTHER SECURITIES		30,396,316	3.4%

		45,894,787
Energy - 8.4%
Anadarko Petroleum Corp.	109,625	7,257,175	0.8%
BG Group PLC	302,845	6,198,580	0.7%
Cobalt International Energy, Inc. (I)	313,110	7,358,085	0.8%
Occidental Petroleum Corp.	115,115	9,873,414	1.1%
OTHER SECURITIES		46,064,826	5.0%

		76,752,080
Financials - 10.2%
JPMorgan Chase & Company	206,578	7,381,032	0.8%
M&T Bank Corp.	65,410	5,400,904	0.6%
Marsh &
McLennan Companies, Inc.	175,420	5,653,787	0.6%
PNC Financial Services Group, Inc.	131,639	8,044,459	0.9%
Wells Fargo & Company	389,057	13,010,066	1.4%
OTHER SECURITIES		53,341,639	5.9%

		92,831,887
Health Care - 13.4%
Arena Pharmaceuticals, Inc. (I)(L)	74,690	745,406	0.1%
Catamaran Corp. (I)(L)	134,866	13,380,056	1.5%
Edwards Lifesciences Corp. (I)	107,880	11,144,004	1.2%
Hologic, Inc. (I)	522,315	9,422,563	1.0%
IDEXX Laboratories, Inc. (I)	4,400	422,972	0.1%
Immunogen, Inc. (I)	30,400	510,112	0.1%
Johnson & Johnson	170,135	11,494,321	1.3%
Medtronic, Inc.	177,310	6,867,216	0.8%
Merck & Company, Inc.	209,310	8,738,693	1.0%
Pfizer, Inc.	344,733	7,928,859	0.9%
Roche Holdings AG	43,707	7,545,027	0.8%
OTHER SECURITIES		43,767,497	4.8%

		121,966,726
Industrials - 14.0%
ACCO Brands Corp. (I)	165,100	1,707,134	0.2%
Babcock International Group PLC	15,966	213,640	0.0%
IHS, Inc., Class A (I)	68,940	7,426,906	0.8%
Lockheed Martin Corp.	70,744	6,160,388	0.7%
Northrop Grumman Corp.	97,634	6,228,073	0.7%
United Parcel Service, Inc., Class B	86,714	6,829,595	0.8%
OTHER SECURITIES		98,112,678	10.9%

		126,678,414
Information Technology - 18.9%
Activision Blizzard, Inc. (L)	442,245	5,302,518	0.6%
Apple, Inc. (I)	20,157	11,771,688	1.3%
Cadence Design Systems, Inc. (I)(L)	671,410	7,378,796	0.8%
Cisco Systems, Inc.	574,759	9,868,612	1.1%
Concur Technologies, Inc. (I)(L)	87,730	5,974,413	0.7%
eBay, Inc. (I)	219,450	9,219,095	1.0%
Equinix, Inc. (I)(L)	63,790	11,204,714	1.2%
Gemalto NV	3,745	269,326	0.0%
LinkedIn Corp., Class A (I)	69,220	7,356,009	0.8%
Microsoft Corp.	200,938	6,146,693	0.7%
Oracle Corp.	342,245	10,164,677	1.1%
Skyworks Solutions, Inc. (I)	228,580	6,256,235	0.7%
The Western Union Company	593,652	9,997,100	1.1%
OTHER SECURITIES		70,538,759	7.8%

		171,448,635
Materials - 4.2%
Innospec, Inc. (I)	1,700	50,337	0.0%
Mitsubishi Gas &
Chemicals Company, Inc. (I)	131,205	745,701	0.1%
OTHER SECURITIES		37,041,459	4.1%

		37,837,497

Telecommunication Services - 0.8%		7,181,064	0.8%
Utilities - 0.9%
UGI Corp.	223,440	6,575,838	0.7%
OTHER SECURITIES		1,554,340	0.2%

		8,130,178

TOTAL COMMON STOCKS (Cost $815,261,112)		$853,835,306

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Alpha Opportunities Trust (continued)

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS (continued)
Investment Companies 0.5%		$4,318,396	0.5%

TOTAL INVESTMENT
COMPANIES (Cost $4,295,683)		$4,318,396

SECURITIES LENDING COLLATERAL - 7.8%
John Hancock Collateral
Investment Trust,
0.3542% (W)(Y)	7,118,891	71,243,011	7.8%

TOTAL SECURITIES LENDING
COLLATERAL (Cost $71,243,405)		$71,243,011

SHORT-TERM INVESTMENTS - 5.4%
Repurchase Agreement - 5.4%
Deutsche Bank Tri-Party Repurchase
Agreement dated 06/29/2012 at
0.200% to be repurchased at
$49,400,823 on 07/02/2012,
collateralized by $45,913,562
Government National Mortgage
Association, 3.500% - 5.140% due
12/20/2026 - 02/15/2053 (valued
at $50,388,000)	$49,400,000	$49,400,000	5.4%

TOTAL SHORT-TERM
INVESTMENTS (Cost $49,400,000)		$49,400,000

Total Investments (Alpha Opportunities Trust)
(Cost $940,200,200) - 107.8%		$978,796,713	107.8%
Other Assets And Liabilities, Net - (7.8%)		(71,163,375)	(7.8)%

TOTAL NET ASSETS - 100.0%		$907,633,338	100.0%

American Asset Allocation Trust

	Shares or Principal Amount	Value	% of Net Assets

INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American Asset Allocation
Fund - Class 1	93,409,875	$1,623,463,631	100.0%

TOTAL INVESTMENT
COMPANIES (Cost $1,268,370,375)		$1,623,463,631

Total Investments (American Asset Allocation Trust)
(Cost $1,268,370,375) - 100.0%		$1,623,463,631	100.0%
Other Assets And Liabilities, Net - 0.0%		(9,454)	0.0%

TOTAL NET ASSETS - 100.0%		$1,623,454,177	100.0%

American Blue Chip Income and Growth Trust

	Shares or Principal Amount	Value	% of Net Assets

INVESTMENT COMPANIES - 100.0%
Equity - 100.0%
American Blue Chip Income &
Growth Fund - Class 1	27,014,706	$263,123,240	100.0%

TOTAL INVESTMENT
COMPANIES (Cost $209,195,164)		$263,123,240

Total Investments (American Blue Chip Income and
Growth Trust) (Cost $209,195,164) - 100.0%		$263,123,240	100.0%
Other Assets And Liabilities, Net - 0.0%		(20,156)	0.0%

TOTAL NET ASSETS - 100.0%		$263,103,084	100.0%

American Global Growth Trust

	Shares or Principal Amount	Value	% of Net Assets

INVESTMENT COMPANIES - 100.0%
Equity - 100.0%
American Global Growth
Fund - Class 1	7,751,183	$163,937,512	100.0%

TOTAL INVESTMENT
COMPANIES (Cost $162,481,267)		$163,937,512

Total Investments (American Global Growth Trust)
(Cost $162,481,267) - 100.0%		$163,937,512	100.0%
Other Assets And Liabilities, Net - 0.0%		(17,713)	0.0%

TOTAL NET ASSETS - 100.0%		$163,919,799	100.0%

American Global Small Capitalization Trust

	Shares or Principal Amount	Value	% of Net Assets

INVESTMENT COMPANIES - 100.0%
Equity - 100.0%
American Global Small
Capitalization Fund - Class 1	4,820,869	$87,546,985	100.0%

TOTAL INVESTMENT
COMPANIES (Cost $73,690,953)		$87,546,985

Total Investments (American Global Small
Capitalization Trust) (Cost $73,690,953) - 100.0%		$87,546,985	100.0%
Other Assets And Liabilities, Net - 0.0%		(19,836)	0.0%

TOTAL NET ASSETS - 100.0%		$87,527,149	100.0%

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

American Growth Trust

	Shares or Principal Amount	Value	% of Net Assets

INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American Growth Fund - Class 1	19,736,923	$1,109,807,173	100.0%

TOTAL INVESTMENT
COMPANIES (Cost $1,024,975,057)		$1,109,807,173

Total Investments (American Growth Trust)
(Cost $1,024,975,057) - 100.0%		$1,109,807,173	100.0%
Other Assets And Liabilities, Net - 0.0%		(13,883)	0.0%

TOTAL NET ASSETS - 100.0%		$1,109,793,290	100.0%

American Growth-Income Trust

	Shares or Principal Amount	Value	% of Net Assets

INVESTMENT COMPANIES - 100.0%
Equity - 100.0%
American Growth-Income
Fund - Class 1	28,973,506	$1,043,046,204	100.0%

TOTAL INVESTMENT
COMPANIES (Cost $917,499,161)		$1,043,046,204

Total Investments (American Growth-Income Trust)
(Cost $917,499,161) - 100.0%		$1,043,046,204	100.0%
Other Assets And Liabilities, Net - 0.0%		(12,721)	0.0%

TOTAL NET ASSETS - 100.0%		$1,043,033,483	100.0%

American High-Income Bond Trust

	Shares or Principal Amount	Value	% of Net Assets

INVESTMENT COMPANIES - 100.0%
Fixed Income - 100.0%
American High-Income Bond
Fund - Class 1	8,907,864	$98,342,823	100.0%

TOTAL INVESTMENT
COMPANIES (Cost $95,349,291)		$98,342,823

Total Investments (American High-Income Bond
Trust) (Cost $95,349,291) - 100.0%		$98,342,823	100.0%
Other Assets And Liabilities, Net - 0.0%		(18,293)	0.0%

TOTAL NET ASSETS - 100.0%		$98,324,530	100.0%

American International Trust

	Shares or Principal Amount	Value	% of Net Assets

INVESTMENT COMPANIES - 100.0%
Equity - 100.0%
American International
Fund - Class 1	43,209,360	$686,596,734	100.0%

TOTAL INVESTMENT
COMPANIES (Cost $769,417,397)		$686,596,734

Total Investments (American International Trust)
(Cost $769,417,397) - 100.0%		$686,596,734	100.0%
Other Assets And Liabilities, Net - 0.0%		(15,726)	0.0%

TOTAL NET ASSETS - 100.0%		$686,581,008	100.0%

American New World Trust

	Shares or Principal Amount	Value	% of Net Assets

INVESTMENT COMPANIES - 100.0%
Equity - 100.0%
American New World Fund - Class 1	3,618,369	$74,466,039	100.0%

TOTAL INVESTMENT
COMPANIES (Cost $72,916,245)		$74,466,039

Total Investments (American New World Trust)
(Cost $72,916,245) - 100.0%		$74,466,039	100.0%
Other Assets And Liabilities, Net - 0.0%		(17,478)	0.0%

TOTAL NET ASSETS - 100.0%		$74,448,561	100.0%

Blue Chip Growth Trust

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS - 99.2%
Consumer Discretionary - 23.9%
Amazon.com, Inc. (I)	316,689	$72,315,933	4.1%
Carnival Corp. (L)	447,300	15,328,971	0.9%
Chipotle Mexican Grill, Inc. (I)	34,800	13,222,260	0.8%
Discovery
Communications, Inc., Series C (I)	287,600	14,405,884	0.8%
Fossil, Inc. (I)(L)	158,200	12,108,628	0.7%
Las Vegas Sands Corp.	449,400	19,544,406	1.1%
Marriott
International, Inc., Class A (L)	449,529	17,621,537	1.0%
NIKE, Inc., Class B	136,000	11,938,080	0.7%
O’Reilly Automotive, Inc. (I)	147,400	12,347,698	0.7%
priceline.com, Inc. (I)	80,500	53,493,860	3.0%
Ralph Lauren Corp.	105,800	14,818,348	0.8%
Starbucks Corp.	821,800	43,818,376	2.5%
Starwood Hotels &
Resorts Worldwide, Inc.	296,000	15,699,840	0.9%
The Walt Disney Company	280,400	13,599,400	0.8%
Yum! Brands, Inc.	239,100	15,402,822	0.9%
OTHER SECURITIES		74,759,683	4.3%

		420,425,726
Consumer Staples - 1.3%
Whole Foods Market, Inc.	132,400	12,620,368	0.7%
OTHER SECURITIES		10,349,267	0.6%

		22,969,635

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Blue Chip Growth Trust (continued)

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS (continued)
Energy - 4.8%
EOG Resources, Inc.	136,100	$12,263,971	0.7%
Schlumberger, Ltd.	427,892	27,774,470	1.6%
OTHER SECURITIES		44,523,557	2.5%

		84,561,998
Financials - 6.4%
American Express Company	363,552	21,162,362	1.2%
Franklin Resources, Inc.	244,565	27,144,269	1.5%
Invesco, Ltd.	750,300	16,956,780	1.0%
OTHER SECURITIES		47,323,273	2.7%

		112,586,684
Health Care - 10.7%
Alexion Pharmaceuticals, Inc. (I)	157,900	15,679,470	0.9%
Allergan, Inc.	138,900	12,857,973	0.7%
Biogen Idec, Inc. (I)	185,200	26,739,176	1.5%
Celgene Corp. (I)	202,800	13,011,648	0.7%
Express Scripts Holding Company (I)	417,300	23,297,859	1.3%
Gilead Sciences, Inc. (I)	237,500	12,179,000	0.7%
McKesson Corp.	298,100	27,946,875	1.6%
OTHER SECURITIES		57,643,186	3.2%

		189,355,187
Industrials - 13.6%
Danaher Corp.	1,073,026	55,883,194	3.2%
Fastenal Company (L)	418,400	16,865,704	1.0%
FedEx Corp.	308,300	28,243,363	1.6%
Honeywell International, Inc.	243,200	13,580,288	0.8%
Precision Castparts Corp.	165,200	27,173,748	1.5%
The Boeing Company	191,600	14,235,880	0.8%
Union Pacific Corp.	275,000	32,810,250	1.9%
OTHER SECURITIES		50,422,131	2.9%

		239,214,558
Information Technology - 31.8%
Apple, Inc. (I)	305,800	178,587,200	10.1%
Baidu, Inc., ADR (I)(L)	290,100	33,355,698	1.9%
Broadcom Corp., Class A (I)	665,500	22,493,900	1.3%
eBay, Inc. (I)	591,778	24,860,594	1.4%
EMC Corp. (I)	839,100	21,506,133	1.2%
Facebook, Inc. (I)	407,308	11,691,031	0.7%
Facebook, Inc., Class A (I)(L)	32,800	1,020,736	0.1%
Google, Inc., Class A (I)	126,266	73,243,119	4.2%
Mastercard, Inc., Class A	119,800	51,527,178	2.9%
QUALCOMM, Inc.	648,277	36,096,063	2.1%
Tencent Holdings, Ltd.	608,500	17,969,314	1.0%
Visa, Inc., Class A	200,600	24,800,178	1.4%
OTHER SECURITIES		62,905,840	3.6%

		560,056,984
Materials - 4.5%
Monsanto Company	186,104	15,405,689	0.9%
Praxair, Inc.	331,200	36,011,376	2.0%
The Sherwin-Williams Company	135,100	17,880,485	1.0%
OTHER SECURITIES		10,574,256	0.6%

		79,871,806
Telecommunication Services - 2.2%
American Tower Corp.	558,938	39,075,356	2.2%

TOTAL COMMON STOCKS (Cost $1,248,247,690)		$1,748,117,934

SECURITIES LENDING COLLATERAL - 3.5%
John Hancock Collateral
Investment Trust, 0.3542% (W)(Y)	6,212,810	62,175,318	3.5%

TOTAL SECURITIES LENDING
COLLATERAL (Cost $62,174,064)		$62,175,318

SHORT-TERM INVESTMENTS - 0.4%
Money Market Funds - 0.4%		7,893,066	0.4%

TOTAL SHORT-TERM
INVESTMENTS (Cost $7,893,066)		$7,893,066

Total Investments (Blue Chip Growth Trust)
(Cost $1,318,314,820) - 103.1%		$1,818,186,318	103.1%
Other Assets And Liabilities, Net - (3.1%)		(55,285,769)	(3.1)%

TOTAL NET ASSETS - 100.0%		$1,762,900,549	100.0%

Capital Appreciation Trust

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS - 97.3%
Consumer Discretionary - 23.5%
Amazon.com, Inc. (I)	150,344	$34,331,052	3.2%
Chipotle Mexican Grill, Inc. (I)(L)	43,319	16,459,054	1.6%
Coach, Inc.	180,905	10,579,324	1.0%
Harley-Davidson, Inc.	270,012	12,347,649	1.2%
Inditex SA	179,529	18,568,622	1.8%
Lululemon Athletica, Inc. (I)(L)	217,686	12,980,616	1.2%
NIKE, Inc., Class B	213,494	18,740,503	1.8%
priceline.com, Inc. (I)	27,409	18,213,829	1.7%
Ralph Lauren Corp.	105,444	14,768,487	1.4%
Starbucks Corp.	412,205	21,978,771	2.1%
The Walt Disney Company	334,220	16,209,670	1.5%
TJX Companies, Inc.	301,478	12,942,451	1.2%
Yum! Brands, Inc.	163,468	10,530,609	1.0%
OTHER SECURITIES		30,847,724	2.9%

		249,498,361
Consumer Staples - 6.1%
Costco Wholesale Corp.	197,270	18,740,650	1.8%
Mead Johnson Nutrition Company	141,797	11,416,077	1.1%
The Estee Lauder
Companies, Inc., Class A	278,648	15,080,430	1.4%
Whole Foods Market, Inc.	200,410	19,103,081	1.8%

		64,340,238
Energy - 4.0%
Concho Resources, Inc. (I)	153,814	13,092,648	1.2%
National Oilwell Varco, Inc.	213,064	13,729,844	1.3%
Occidental Petroleum Corp.	183,465	15,735,793	1.5%

		42,558,285
Financials - 3.9%
American Express Company	233,369	13,584,409	1.3%
The Goldman Sachs Group, Inc.	214,934	20,603,573	1.9%
OTHER SECURITIES		6,683,118	0.7%

		40,871,100
Health Care - 15.0%
Agilent Technologies, Inc.	331,721	13,016,732	1.2%
Alexion Pharmaceuticals, Inc. (I)	149,642	14,859,451	1.4%
Allergan, Inc.	173,003	16,014,888	1.5%
Bristol-Myers Squibb Company	338,216	12,158,865	1.2%
Express Scripts Holding Company (I)	293,775	16,401,458	1.6%
Novo Nordisk A/S, ADR	155,749	22,636,560	2.1%
Shire PLC, ADR (L)	183,935	15,890,145	1.5%
UnitedHealth Group, Inc.	296,834	17,364,789	1.6%
Vertex Pharmaceuticals, Inc. (I)	277,162	15,498,899	1.5%
OTHER SECURITIES		15,034,029	1.4%

		158,875,816

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Capital Appreciation Trust (continued)

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS (continued)
Industrials - 7.3%
Precision Castparts Corp.	145,866	$23,993,498	2.3%
The Boeing Company	246,197	18,292,437	1.7%
Union Pacific Corp.	132,207	15,773,617	1.5%
United Technologies Corp.	188,121	14,208,779	1.3%
OTHER SECURITIES		5,155,635	0.5%

		77,423,966
Information Technology - 33.6%
Apple, Inc. (I)	126,076	73,628,384	7.0%
Baidu, Inc., ADR (I)	145,865	16,771,558	1.6%
EMC Corp. (I)	994,359	25,485,421	2.4%
Google, Inc., Class A (I)	40,123	23,274,149	2.2%
International
Business Machines Corp.	105,362	20,606,700	2.0%
LinkedIn Corp., Class A (I)(L)	142,297	15,121,902	1.4%
Mastercard, Inc., Class A	75,323	32,397,176	3.1%
QUALCOMM, Inc.	211,168	11,757,834	1.1%
Red Hat, Inc. (I)	281,619	15,905,841	1.5%
Salesforce.com, Inc. (I)(L)	130,448	18,035,740	1.7%
Visa, Inc., Class A	139,225	17,212,387	1.6%
VMware, Inc., Class A (I)	189,274	17,231,505	1.6%
OTHER SECURITIES		68,795,061	6.5%

		356,223,658
Materials - 1.6%
Monsanto Company	210,899	17,458,219	1.6%
Telecommunication Services - 2.3%
American Tower Corp.	250,005	17,477,850	1.7%
OTHER SECURITIES		6,388,485	0.7%

		23,866,335

TOTAL COMMON STOCKS (Cost $806,193,777)		$1,031,115,978

SECURITIES LENDING COLLATERAL - 4.5%
John Hancock Collateral
Investment Trust, 0.3542% (W)(Y)	4,694,042	46,976,090	4.5%

TOTAL SECURITIES LENDING
COLLATERAL (Cost $46,975,463)		$46,976,090

SHORT-TERM INVESTMENTS - 2.0%
Money Market Funds - 2.0%
State Street Institutional Treasury
Money Market Fund, 0.0000% (Y)	21,219,831	21,219,831	2.0%

TOTAL SHORT-TERM
INVESTMENTS (Cost $21,219,831)		$21,219,831

Total Investments (Capital Appreciation Trust)
(Cost $874,389,071) - 103.8%		$1,099,311,899	103.8%
Other Assets And Liabilities, Net - (3.8%)		(39,849,312)	(3.8)%

TOTAL NET ASSETS - 100.0%		$1,059,462,587	100.0%

Capital Appreciation Value Trust

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS - 60.9%
Consumer Discretionary - 7.7%
Delphi Automotive PLC (I)	88,900	$2,266,950	0.7%
Dollar General Corp. (I)	48,300	2,627,037	0.8%
General Motors Company (I)	117,500	2,317,100	0.7%
Hasbro, Inc. (L)	55,200	1,869,624	0.6%
Kohl’s Corp.	45,600	2,074,344	0.6%
The McGraw-Hill Companies, Inc.	53,500	2,407,500	0.8%
The Walt Disney Company	145,900	7,076,150	2.2%
TRW Automotive Holdings Corp. (I)	88,800	3,264,288	1.0%
OTHER SECURITIES		739,440	0.3%

		24,642,433
Consumer Staples - 8.0%
General Mills, Inc.	165,100	6,362,954	2.0%
Kellogg Company (L)	67,500	3,329,775	1.0%
PepsiCo, Inc. (L)	76,100	5,377,226	1.7%
Philip Morris International, Inc.	37,400	3,263,524	1.0%
The Procter & Gamble Company	104,337	6,390,641	2.0%
OTHER SECURITIES		963,655	0.3%

		25,687,775
Energy - 3.6%
Spectra Energy Corp.	52,300	1,519,838	0.5%
The Williams Companies, Inc.	130,100	3,749,482	1.2%
OTHER SECURITIES		6,256,195	2.0%

		11,525,515
Financials - 7.6%
BlackRock, Inc.	19,900	3,379,418	1.1%
Invesco, Ltd.	226,600	5,121,160	1.6%
JPMorgan Chase & Company	164,800	5,888,304	1.8%
Northern Trust Corp.	42,500	1,955,850	0.6%
TD Ameritrade Holding Corp.	187,100	3,180,700	1.0%
U.S. Bancorp	116,700	3,753,072	1.2%
OTHER SECURITIES		1,142,472	0.4%

		24,420,976
Health Care - 11.5%
AmerisourceBergen Corp.	64,100	2,522,335	0.8%
Covidien PLC	32,700	1,749,450	0.5%
Laboratory Corp. of
America Holdings (I)(L)	35,000	3,241,350	1.0%
Pfizer, Inc.	497,970	11,453,310	3.6%
Quest Diagnostics, Inc.	73,100	4,378,690	1.4%
Thermo Fisher Scientific, Inc.	227,600	11,814,716	3.7%
OTHER SECURITIES		1,969,720	0.6%

		37,129,571
Industrials - 7.3%
CSX Corp.	118,500	2,649,660	0.8%
Danaher Corp.	186,900	9,733,752	3.0%
United Technologies Corp.	109,200	8,247,876	2.6%
OTHER SECURITIES		2,902,094	0.9%

		23,533,382
Information Technology - 9.2%
Apple, Inc. (I)	12,200	7,124,800	2.2%
Fiserv, Inc. (I)	63,900	4,614,858	1.4%
Google, Inc., Class A (I)	5,800	3,364,406	1.1%
Oracle Corp.	104,600	3,106,620	1.0%
TE Connectivity, Ltd.	155,800	4,971,578	1.6%
Texas Instruments, Inc.	81,700	2,343,973	0.7%
OTHER SECURITIES		4,032,593	1.3%

		29,558,828
Materials - 2.2%
Crown Holdings, Inc. (I)	121,300	4,183,637	1.3%
Potash Corp. of Saskatchewan, Inc.	43,800	1,913,622	0.6%
OTHER SECURITIES		976,990	0.3%

		7,074,249

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS (continued)
Telecommunication Services - 2.0%
AT&T, Inc.	185,200	$6,604,232	2.0%
Utilities - 1.8%
Edison International	63,600	2,938,320	0.9%
OTHER SECURITIES		2,832,610	0.9%

		5,770,930

TOTAL COMMON STOCKS (Cost $175,198,890)		$195,947,891

PREFERRED SECURITIES - 2.1%
Consumer Discretionary - 0.7%		2,175,350	0.7%
Consumer Staples - 0.1%		429,250	0.1%
Financials - 0.7%		2,247,841	0.7%
Utilities - 0.6%		1,852,625	0.6%

TOTAL PREFERRED SECURITIES (Cost $6,697,371)		$6,705,066

CORPORATE BONDS - 7.4%
Consumer Discretionary - 1.5%		$4,841,444	1.5%
Consumer Staples - 0.1%		264,531	0.1%
Energy - 1.8%
EQT Corp.
4.875%,	$1,570,000	1,604,852	0.5%
OTHER SECURITIES		4,053,701	1.3%

		5,658,553
Financials - 0.7%		2,394,137	0.7%
Industrials - 1.2%		3,694,155	1.2%
Information Technology - 0.4%		1,399,098	0.4%
Materials - 0.0%		138,125	0.0%
Telecommunication Services - 1.0%		3,359,314	1.0%
Utilities - 0.7%		2,109,261	0.7%

TOTAL CORPORATE BONDS (Cost $22,953,495)		$23,858,618

CONVERTIBLE BONDS - 1.0%
Energy - 0.4%		1,242,244	0.4%
Industrials - 0.2%		722,861	0.2%
Information Technology - 0.3%		1,044,630	0.3%
Telecommunication Services - 0.1%		317,165	0.1%

TOTAL CONVERTIBLE BONDS (Cost $2,649,531)		$3,326,900

TERM LOANS (M) - 9.8%

Consumer Discretionary - 3.9%
Dollar General Corp.
2.995%, 07/06/2017	1,750,000	1,749,636	0.5%
Federal-Mogul Corp.
2.178%, 12/27/2014	2,597,280	2,468,499	0.8%
Federal-Mogul Corp.
2.178%, 12/27/2015	2,302,125	2,187,979	0.7%
Univision Communications, Inc.
4.495%, 03/31/2017	2,486,067	2,340,010	0.7%
OTHER SECURITIES		3,660,947	1.2%

		12,407,071
Consumer Staples - 3.6%
Dunkin’ Brands, Inc.
4.000%, 11/23/2017	8,051,404	7,920,569	2.5%
Reynolds Group Holdings, Inc.
6.500%, 02/09/2018	1,929,223	1,937,530	0.6%
OTHER SECURITIES		1,853,798	0.5%

		11,711,897

Energy - 0.1%		250,588	0.1%
Financials - 0.3%		1,116,064	0.3%
Health Care - 0.2%		528,831	0.2%
Industrials - 0.2%		550,469	0.2%
Information Technology - 0.4%		1,257,731	0.4%
Telecommunication Services - 1.1%
Intelsat Jackson Holdings SA
5.250%, 04/02/2018	$1,732,500	1,721,672	0.5%
OTHER SECURITIES		1,981,701	0.6%

		3,703,373

TOTAL TERM LOANS (Cost $31,603,168)		$31,526,024

SECURITIES LENDING COLLATERAL - 2.5%
John Hancock Collateral
Investment Trust,
0.3542% (W)(Y)	795,587	7,961,919	2.5%

TOTAL SECURITIES LENDING
COLLATERAL (Cost $7,961,848)		$7,961,919

SHORT-TERM INVESTMENTS - 18.8%
Money Market Funds - 17.5%
T. Rowe Price Reserve Investment
Fund, 0.1383% (Y)	56,177,227	56,177,227	17.5%
Repurchase Agreement - 1.3%
Repurchase Agreement with State
Street Corp. dated 06/29/2012 at
0.010% to be repurchased at
$4,114,003 on 07/02/2012,
collateralized by $4,195,000
Federal Home Loan Bank,
0.370% due 05/01/2013 (valued at
$4,200,244, including interest)	$4,114,000	$4,114,000	1.3%

TOTAL SHORT-TERM
INVESTMENTS (Cost $60,291,227)		$60,291,227

Total Investments (Capital Appreciation Value Trust)
(Cost $307,355,530) - 102.5%		$329,617,645	102.5%
Other Assets And Liabilities, Net - (2.5%)		(8,000,108)	(2.5)%

TOTAL NET ASSETS - 100.0%		$321,617,537	100.0%

Core Allocation Plus Trust

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS - 61.4%
Consumer Discretionary - 11.3%
Coach, Inc.	10,650	$622,812	0.4%
Expedia, Inc. (L)	15,300	735,471	0.4%
LKQ Corp. (I)	18,700	624,580	0.4%
priceline.com, Inc. (I)	1,840	1,222,717	0.7%
The Walt Disney Company	13,800	669,300	0.4%
OTHER SECURITIES		15,680,181	9.1%

		19,555,061
Consumer Staples - 3.6%
CVS Caremark Corp.	15,200	710,296	0.4%
Lorillard, Inc.	4,770	629,402	0.4%
OTHER SECURITIES		4,917,789	2.8%

		6,257,487

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Core Allocation Plus Trust (continued)

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS (continued)
Energy - 5.3%
Chevron Corp.	10,430	$1,100,365	0.6%
Exxon Mobil Corp.	17,075	1,461,108	0.8%
OTHER SECURITIES		6,611,508	3.8%

		9,172,981
Financials - 7.7%
American
International Group, Inc. (I)	33,760	1,083,358	0.6%
Discover Financial Services	21,400	740,012	0.4%
JPMorgan Chase & Company	25,520	911,830	0.5%
The Allstate Corp.	24,000	842,160	0.5%
Wells Fargo & Company	33,200	1,110,208	0.6%
OTHER SECURITIES		8,715,365	5.0%

		13,402,933
Health Care - 11.4%
Abbott Laboratories	10,230	659,528	0.4%
Amgen, Inc.	13,550	989,692	0.6%
Amylin Pharmaceuticals, Inc. (I)	71,420	2,016,187	1.2%
Biogen Idec, Inc. (I)	5,430	783,983	0.5%
BioMarin Pharmaceutical, Inc. (I)	16,500	653,070	0.4%
Eli Lilly & Company	29,180	1,252,114	0.7%
Gilead Sciences, Inc. (I)	14,380	737,406	0.4%
Merck & Company, Inc.	19,610	818,718	0.5%
Onyx Pharmaceuticals, Inc. (I)	12,790	849,896	0.5%
Pfizer, Inc.	51,955	1,194,965	0.7%
Salix Pharmaceuticals, Ltd. (I)	15,470	842,187	0.5%
Vertex Pharmaceuticals, Inc. (I)	11,400	637,488	0.4%
OTHER SECURITIES		8,340,759	4.8%

		19,775,993
Industrials - 6.3%
General Electric Company	40,880	851,939	0.5%
OTHER SECURITIES		10,102,077	5.8%

		10,954,016
Information Technology - 12.3%
Apple, Inc. (I)	4,350	2,540,400	1.5%
Cisco Systems, Inc.	35,450	608,677	0.4%
Comverse Technology, Inc. (I)	135,701	789,780	0.5%
eBay, Inc. (I)	25,030	1,051,510	0.6%
Google, Inc., Class A (I)	1,260	730,888	0.4%
Intel Corp.	30,800	820,820	0.5%
LinkedIn Corp., Class A (I)	6,500	690,755	0.4%
Microsoft Corp.	35,090	1,073,403	0.6%
Oracle Corp.	30,560	907,632	0.5%
OTHER SECURITIES		12,221,607	7.0%

		21,435,472
Materials - 1.5%		2,642,590	1.5%
Telecommunication Services - 0.8%
Verizon Communications, Inc.	15,630	694,597	0.4%
OTHER SECURITIES		615,019	0.4%

		1,309,616
Utilities - 1.2%		2,100,690	1.2%

TOTAL COMMON STOCKS (Cost $103,333,916)		$106,606,839

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 13.5%
U.S. Treasury Notes - 5.7%
0.625%, 07/15/2014	$2,350,000	$2,363,743	1.4%
0.750%, 12/15/2013	1,850,000	1,861,995	1.1%
3.125%, 08/31/2013	2,550,000	2,634,270	1.5%
4.000%, 02/15/2015	1,625,000	1,777,344	1.0%
4.250%, 11/15/2014	1,100,000	1,200,718	0.7%

		9,838,070
U.S. Treasury Bonds - 2.7%
3.125%, 11/15/2041	800,000	861,500	0.5%
4.250%, 05/15/2039 (D)	675,000	882,984	0.5%
4.625%, 02/15/2040	500,000	692,735	0.4%
4.750%, 02/15/2041	674,400	954,171	0.6%
OTHER SECURITIES		1,353,532	0.7%

		4,744,922
Federal Home Loan Mortgage Corp. - 0.2%		428,472	0.2%
Federal National Mortgage Association - 2.9%
3.500%, TBA (C)	1,000,000	1,051,240	0.6%
4.000%, TBA (C)	1,000,000	1,064,412	0.6%
5.500%, TBA	1,800,000	1,963,294	1.1%
OTHER SECURITIES		876,301	0.6%

		4,955,247
Government National Mortgage Association - 2.0%
4.000%, 09/15/2040
to 09/15/2041	2,825,988	3,090,876	1.8%
OTHER SECURITIES		347,947	0.2%

		3,438,823

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $22,529,248)		$23,405,534

FOREIGN GOVERNMENT
OBLIGATIONS - 0.4%
Brazil - 0.3%		539,126	0.3%
Mexico - 0.1%		198,275	0.1%

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $725,828)		$737,401

CORPORATE BONDS - 13.3%
Consumer Discretionary - 2.0%		3,449,757	2.0%
Consumer Staples - 1.1%		1,970,428	1.1%
Energy - 1.1%		1,878,975	1.1%
Financials - 5.4%		9,415,916	5.4%
Health Care - 0.8%		1,315,167	0.8%
Industrials - 0.4%		727,284	0.4%
Information Technology - 0.3%		508,785	0.3%
Materials - 0.4%		663,453	0.4%
Telecommunication Services - 0.8%		1,462,272	0.8%
Utilities - 1.0%		1,733,174	1.0%

TOTAL CORPORATE BONDS (Cost $21,525,845)		$23,125,211

CAPITAL PREFERRED SECURITIES - 0.1%
Financials - 0.1%		138,595	0.1%

TOTAL CAPITAL PREFERRED
SECURITIES (Cost $119,573)		$138,595

Municipal Bonds 1.4%		2,423,760	1.4%

TOTAL MUNICIPAL BONDS (Cost $1,996,391)		$2,423,760

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Core Allocation Plus Trust (continued)

	Shares or Principal Amount	Value	% of Net Assets

CAPITAL PREFERRED SECURITIES (continued)
Collateralized Mortgage
Obligations 1.1%		$1,938,536	1.1%

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $1,825,341)		$1,938,536

Asset Backed Securities 0.7%		1,175,395	0.7%

TOTAL ASSET BACKED
SECURITIES (Cost $1,154,123)		$1,175,395

Investment Companies 0.3%		594,722	0.3%

TOTAL INVESTMENT COMPANIES (Cost $600,843)		$594,722

RIGHTS - 0.0%
Energy - 0.0%		5,521	0.0%
Financials - 0.0%		0	0.0%

TOTAL RIGHTS (Cost $5,445)		$5,521

SECURITIES LENDING COLLATERAL - 4.7%
John Hancock Collateral
Investment Trust,
0.3542% (W)(Y)	815,680	8,163,001	4.7%

TOTAL SECURITIES LENDING
COLLATERAL (Cost $8,163,190)		$8,163,001

SHORT-TERM INVESTMENTS - 9.1%
Repurchase Agreement - 9.1%
Bank of America Tri-Party
Repurchase Agreement dated
06/29/2012 at 0.130% to be
repurchased at $15,800,171 on
07/02/2012, collateralized by
$5,358,000 Federal National
Mortgage Association, 1.250%
due 01/30/2017 (valued at
$5,468,341, including interest),
$9,323,000 Federal Home Loan
Mortgage Corp., 5.630% due
11/23/2035 (valued at
$10,647,752, including interest)	$15,800,000	$15,800,000	9.1%

TOTAL SHORT-TERM
INVESTMENTS (Cost $15,800,000)		$15,800,000

Total Investments (Core Allocation Plus Trust)
(Cost $177,779,743) - 106.0%		$184,114,515	106.0%
Other Assets And Liabilities, Net - (6.0%)		(10,367,725)	(6.0)%

TOTAL NET ASSETS - 100.0%		$173,746,790	100.0%

Core Fundamental Holdings Trust

	Shares or Principal Amount	Value	% of Net Assets

INVESTMENT COMPANIES - 100.0%
Affiliated Investment Companies - 38.4%
Equity - 22.2%
John Hancock Variable Insurance Trust - 22.2%
500 Index, Series NAV
(John Hancock) (A)(2)	4,774,409	$56,385,768	17.6%
International Index, Series NAV
(John Hancock) (A)(2)	982,828	14,821,045	4.6%

		71,206,813
Fixed Income - 16.2%
John Hancock Variable Insurance Trust - 16.2%
Total Bond Market A,
Series NAV (Declaration) (A)	3,537,503	51,718,296	16.2%

		122,925,109
American Funds Insurance Series - 61.6%
Equity - 37.3%
American Blue Chip Income &
Growth Fund - Class 1		23,322,393	7.3%
American Growth Fund - Class 1		23,344,912	7.3%
American Growth-Income
Fund - Class 1		46,756,048	14.6%
American International
Fund - Class 1		26,046,380	8.1%
Fixed Income - 24.3%
American U.S. Government
Fund - Class 1		77,562,284	24.3%

		197,032,017

TOTAL INVESTMENT
COMPANIES (Cost $296,659,350)		$319,957,126

Total Investments (Core Fundamental Holdings
Trust) (Cost $296,659,350) - 100.0%		$319,957,126	100.0%
Other Assets And Liabilities, Net - 0.0%		(26,704)	0.0%

TOTAL NET ASSETS - 100.0%		$319,930,422	100.0%

Core Global Diversification Trust

	Shares or Principal Amount	Value	% of Net Assets

INVESTMENT COMPANIES - 100.0%
Affiliated Investment Companies - 39.6%
John Hancock Variable Insurance Trust - 39.6%
Equity - 25.8%
500 Index, Series NAV
(John Hancock)		$28,517,765	9.2%
International Index, Series NAV
(John Hancock)		51,881,168	16.7%

		80,398,933
Fixed Income - 13.8%
Total Bond Market A,
Series NAV (Declaration)		42,953,370	13.8%

		123,352,303
American Funds Insurance Series - 60.4%
Equity - 39.7%
American Global Growth
Fund - Class 1		54,467,641	17.5%
American Growth-Income
Fund - Class 1		15,409,627	5.0%
American International
Fund - Class 1		53,737,881	17.3%

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Core Global Diversification Trust (continued)

	Shares or Principal Amount	Value	% of Net Assets

INVESTMENT COMPANIES (continued)
Fixed Income - 20.7%
American U.S. Government
Fund - Class 1		$64,430,055	20.7%

		188,045,204

TOTAL INVESTMENT
COMPANIES (Cost $309,383,117)		$311,397,507

Total Investments (Core Global Diversification
Trust) (Cost $309,383,117) - 100.0%		$311,397,507	100.0%
Other Assets And Liabilities, Net - 0.0%		(27,570)	0.0%

TOTAL NET ASSETS - 100.0%		$311,369,937	100.0%

Disciplined Diversification Trust

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS - 70.6%
Consumer Discretionary - 9.0%		$20,261,173	9.0%
Consumer Staples - 6.1%
Nestle SA	11,641	694,402	0.3%
The Procter & Gamble Company	14,877	911,216	0.4%
OTHER SECURITIES		12,173,941	5.4%

		13,779,559
Energy - 7.3%
Chevron Corp.	12,747	1,344,809	0.6%
Exxon Mobil Corp.	27,915	2,388,687	1.1%
OTHER SECURITIES		12,526,338	5.6%

		16,259,834
Financials - 12.6%
Bank of America Corp.	93,112	761,656	0.3%
HSBC Holdings PLC, ADR	16,619	733,396	0.3%
JPMorgan Chase & Company	34,663	1,238,509	0.6%
Wells Fargo & Company	25,935	867,266	0.4%
OTHER SECURITIES		24,744,472	11.0%

		28,345,299
Health Care - 6.5%
Johnson & Johnson	11,335	765,793	0.3%
Pfizer, Inc.	37,424	860,752	0.4%
OTHER SECURITIES		13,037,496	5.8%

		14,664,041
Industrials - 9.2%
General Electric Company	59,060	1,230,810	0.6%
OTHER SECURITIES		19,389,128	8.7%

		20,619,938
Information Technology - 9.4%
Apple, Inc. (I)	5,000	2,920,000	1.3%
Intel Corp.	25,819	688,076	0.3%
International
Business Machines Corp.	4,500	880,110	0.4%
Microsoft Corp.	30,508	933,240	0.4%
OTHER SECURITIES		15,674,381	7.0%

		21,095,807
Materials - 5.4%		12,051,989	5.4%
Telecommunication Services - 2.6%
AT&T, Inc.	29,095	1,037,528	0.5%
Verizon Communications, Inc.	16,538	734,949	0.3%
Vodafone Group PLC, ADR	24,165	680,970	0.3%
OTHER SECURITIES		3,362,426	1.5%

		5,815,873
Utilities - 2.5%		5,523,233	2.5%

TOTAL COMMON STOCKS (Cost $131,545,340)		$158,416,746

PREFERRED SECURITIES - 0.1%
Consumer Discretionary - 0.1%		68,025	0.1%
Consumer Staples - 0.0%		16,603	0.0%
Energy - 0.0%		9,086	0.0%
Financials - 0.0%		29,711	0.0%
Industrials - 0.0%		24,247	0.0%
Materials - 0.0%		54,984	0.0%
Telecommunication Services - 0.0%		13,352	0.0%
Utilities - 0.0%		38,048	0.0%

TOTAL PREFERRED SECURITIES (Cost $259,675)		$254,056

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 28.9%
U.S. Treasury Notes - 3.6%
2.250%, 07/31/2018	$2,500,000	$2,692,970	1.2%
2.625%, 02/29/2016	1,750,000	1,883,847	0.8%
2.750%, 02/15/2019	1,200,000	1,332,656	0.6%
3.625%, 02/15/2020	1,900,000	2,236,507	1.0%

		8,145,980
U.S. Treasury Bonds - 6.1%
6.000%, 02/15/2026	750,000	1,100,391	0.5%
6.750%, 08/15/2026	1,400,000	2,197,563	1.0%
6.875%, 08/15/2025	525,000	820,641	0.4%
7.500%, 11/15/2024	675,000	1,091,707	0.5%
8.875%, 08/15/2017	1,409,000	1,983,607	0.9%
9.250%, 02/15/2016	2,015,000	2,642,797	1.2%
10.625%, 08/15/2015	2,081,000	2,736,677	1.2%
OTHER SECURITIES		1,083,362	0.5%

		13,656,745
Federal Farm Credit Bank - 6.2%
3.400%, 06/04/2018	1,000,000	1,133,470	0.5%
3.650%, 12/21/2020	1,100,000	1,247,615	0.6%
4.875%, 12/16/2015
to 01/17/2017	3,700,000	4,335,626	1.9%
5.125%, 08/25/2016	2,200,000	2,553,082	1.2%
5.220%, 05/15/2023	2,480,000	3,119,510	1.4%
5.250%, 03/06/2023	1,135,000	1,412,647	0.6%

		13,801,950
Federal Home Loan Bank - 9.9%
3.625%, 03/10/2017	800,000	897,125	0.4%
4.375%, 03/13/2026	900,000	1,069,313	0.5%
4.500%, 09/13/2019	1,850,000	2,221,016	1.0%
4.750%, 12/16/2016	2,650,000	3,101,295	1.4%
4.875%, 05/17/2017	1,900,000	2,269,162	1.0%
5.000%, 12/21/2015
to 11/17/2017	2,600,000	3,023,168	1.4%
5.125%, 10/19/2016	1,750,000	2,061,719	0.9%
5.250%, 12/09/2022	1,155,000	1,476,767	0.7%
5.365%, 09/09/2024	800,000	1,036,572	0.5%
5.375%, 05/18/2016
to 05/15/2019	2,850,000	3,422,318	1.5%
5.625%, 06/11/2021	905,000	1,163,778	0.5%

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)

	Shares or Principal Amount	Value	% of Net Assets

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
Federal Home Loan Bank (continued)
OTHER SECURITIES		$557,484	0.2%

		22,299,717
Tennessee Valley Authority - 3.1%
4.500%, 04/01/2018	$1,300,000	1,533,961	0.7%
5.500%, 07/18/2017	1,250,000	1,520,715	0.7%
6.250%, 12/15/2017	2,986,000	3,796,296	1.7%

		6,850,972

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $59,234,149)		$64,755,364

Rights 0.0%		3,714	0.0%

TOTAL RIGHTS (Cost $4,828)		$3,714

SECURITIES LENDING COLLATERAL - 6.4%
John Hancock Collateral
Investment Trust,
0.3542% (W)(Y)	1,444,823	14,459,210	6.4%

TOTAL SECURITIES LENDING
COLLATERAL (Cost $14,459,520)		$14,459,210

SHORT-TERM INVESTMENTS - 0.1%
Money Market Funds - 0.1%		178,275	0.1%

TOTAL SHORT-TERM
INVESTMENTS (Cost $178,275)		$178,275

Total Investments (Disciplined Diversification Trust)
(Cost $205,681,787) - 106.1%		$238,067,365	106.1%
Other Assets And Liabilities, Net - (6.1%)		(13,653,376)	(6.1)%

TOTAL NET ASSETS - 100.0%		$224,413,989	100.0%

Emerging Markets Value Trust

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS - 97.5%
Brazil - 9.8%
Banco Santander Brasil SA, ADR (L)	1,309,081	$10,145,378	1.0%
BM&F Bovespa SA	2,810,400	14,342,345	1.4%
Gerdau SA	169,029	1,229,531	0.1%
Gerdau SA, ADR (L)	934,098	8,182,698	0.8%
Petroleo Brasileiro SA	281,342	2,647,430	0.3%
Petroleo Brasileiro SA
(Class A), ADR (L)	1,254,765	22,761,437	2.2%
Petroleo Brasileiro SA, ADR	861,825	16,176,455	1.6%
Usinas Siderurgicas de
Minas Gerais SA	319,300	1,227,282	0.1%
OTHER SECURITIES		23,849,026	2.3%

		100,561,582
Chile - 1.9%
Empresas CMPC SA	1,737,226	6,903,804	0.7%
Enersis SA, ADR	371,730	6,951,351	0.7%
OTHER SECURITIES		5,730,469	0.6%

		19,585,624
China - 9.7%
Agricultural Bank of China, Ltd.,
H Shares	11,169,000	4,509,380	0.4%
Bank of China, Ltd., H Shares	64,081,694	24,520,277	2.4%
Bank of Communications
Company, Ltd., H Shares	7,526,876	5,106,827	0.5%
China Minsheng Banking Corp., Ltd.,
H Shares	4,580,500	4,095,909	0.4%
China Petroleum &
Chemical Corp., ADR	146,867	13,099,068	1.3%
OTHER SECURITIES		47,705,696	4.7%

		99,037,157
Czech Republic - 0.4%		4,289,251	0.4%
Hong Kong - 4.8%
China Unicom Hong Kong, Ltd.	4,504,000	5,646,941	0.6%
China Unicom Hong
Kong, Ltd., ADR	214,448	2,691,322	0.3%
OTHER SECURITIES		40,594,429	4.0%

		48,932,692
Hungary - 0.5%
OTP Bank PLC (L)	282,692	4,497,585	0.4%
OTHER SECURITIES		324,615	0.1%

		4,822,200
India - 7.5%
Reliance Industries, Ltd.	572,974	7,595,031	0.7%
Reliance Industries, Ltd., GDR
(London Stock Exchange) (S)	349,881	9,298,030	0.9%
OTHER SECURITIES		59,719,026	5.9%

		76,612,087
Indonesia - 3.0%
Bank Negara Indonesia Persero
Tbk PT	11,492,881	4,725,262	0.5%
OTHER SECURITIES		26,468,070	2.5%

		31,193,332
Israel - 0.0%		124,806	0.0%
Malaysia - 3.9%
AMMB Holdings BHD	2,200,162	4,369,835	0.4%
OTHER SECURITIES		35,728,898	3.5%

		40,098,733
Mexico - 6.3%
Alfa SAB de CV	313,577	5,011,703	0.5%
Cemex SAB de CV, ADR (I)(L)	1,313,956	8,842,924	0.9%
Fomento Economico Mexicano SAB
de CV, ADR	82,567	7,369,105	0.7%
Grupo Financiero Banorte
SAB de CV	2,397,900	12,392,425	1.2%
Organizacion Soriana SAB de CV (I)	1,587,300	4,985,710	0.5%
OTHER SECURITIES		25,856,471	2.5%

		64,458,338
Philippines - 0.9%		9,625,866	0.9%
Poland - 1.7%
Polska Grupa Energetyczna SA	828,765	4,840,094	0.5%
Polski Koncern Naftowy Orlen SA (I)	472,808	5,321,232	0.5%
OTHER SECURITIES		7,415,897	0.7%

		17,577,223
Russia - 5.4%
Gazprom OAO, ADR (I)	1,836,421	17,446,000	1.7%
Gazprom OAO, ADR
(London Exchange) (I)	3,027,634	28,659,935	2.8%
Lukoil OAO, ADR (I)	107,569	6,013,295	0.6%
OTHER SECURITIES		3,367,134	0.3%

		55,486,364

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS (continued)
South Africa - 8.7%
ABSA Group, Ltd.	383,490	$6,650,711	0.7%
Gold Fields, Ltd., ADR	784,509	10,049,560	1.0%
Harmony Gold Mining
Company, Ltd., ADR (L)	532,185	5,002,539	0.5%
Impala Platinum Holdings, Ltd.	382,149	6,355,187	0.6%
Nedbank Group, Ltd.	282,400	6,020,690	0.6%
Sanlam, Ltd.	1,667,539	7,315,151	0.7%
Standard Bank Group, Ltd.	923,202	12,524,356	1.2%
Steinhoff
International Holdings, Ltd. (I)(L)	1,829,606	5,535,667	0.5%
OTHER SECURITIES		30,204,378	2.9%

		89,658,239
South Korea - 15.2%
Hana Financial Group, Inc.	267,845	8,550,036	0.8%
Hyundai Steel Company	54,387	4,039,309	0.4%
KB Financial Group, Inc.	62,198	2,025,891	0.2%
KB Financial Group, Inc., ADR (L)	341,648	11,168,473	1.1%
LG Display
Company, Ltd., ADR (I)(L)	517,007	4,885,716	0.5%
LG Electronics, Inc.	127,442	6,875,207	0.7%
POSCO	45,501	14,528,953	1.4%
POSCO, ADR (L)	71,464	5,748,564	0.6%
Samsung SDI Company, Ltd.	39,287	5,292,334	0.5%
Shinhan Financial Group
Company, Ltd., ADR	195,168	13,853,025	1.4%
Shinhan Financial
Group Company, Ltd.	136,367	4,746,222	0.5%
SK Holdings Company, Ltd.	35,524	4,168,996	0.4%
SK Innovation Company, Ltd.	38,962	4,768,875	0.5%
Woori Finance
Holdings Company, Ltd.	424,357	4,659,740	0.5%
Woori Finance Holdings
Company, Ltd., ADR	100	3,322	0.0%
OTHER SECURITIES		61,155,683	5.9%

		156,470,346
Taiwan - 13.0%
Fubon Financial
Holding Company, Ltd. (I)	3,925,000	3,962,340	0.4%
Mega Financial
Holding Company, Ltd.	10,866,060	8,054,934	0.8%
United Microelectronics Corp.	16,156,794	7,068,906	0.7%
OTHER SECURITIES		113,811,801	11.1%

		132,897,981
Thailand - 2.8%
Bangkok Bank PCL	1,038,900	6,289,612	0.6%
Bangkok Bank PCL, Foreign Shares	145,000	948,555	0.1%
OTHER SECURITIES		21,527,953	2.1%

		28,766,120
Turkey - 2.0%		20,120,716	2.0%

TOTAL COMMON STOCKS (Cost $1,045,286,058)		$1,000,318,657

PREFERRED SECURITIES - 1.7%
Brazil - 1.7%
Petroleo Brasileiro SA	327,052	2,971,719	0.3%
Usinas Siderurgicas de
Minas Gerais SA	920,837	2,897,529	0.3%
OTHER SECURITIES		11,563,773	1.1%

		17,433,021
India - 0.0%		15,887	0.0%
Malaysia - 0.0%		54,661	0.0%

TOTAL PREFERRED
SECURITIES (Cost $24,734,377)		$17,503,569

Rights 0.0%		7,412	0.0%

TOTAL RIGHTS (Cost $0)		$7,412

SECURITIES LENDING COLLATERAL - 6.0%
John Hancock Collateral
Investment Trust, 0.3542% (W)(Y)	6,110,313	61,149,567	6.0%

TOTAL SECURITIES LENDING
COLLATERAL (Cost $61,150,178)		$61,149,567

SHORT-TERM INVESTMENTS - 0.1%
Money Market Funds - 0.1%		1,233,784	0.1%

TOTAL SHORT-TERM
INVESTMENTS (Cost $1,233,784)		$1,233,784

Total Investments (Emerging Markets Value Trust)
(Cost $1,132,404,397) - 105.3%		$1,080,212,989	105.3%
Other Assets And Liabilities, Net - (5.3%)		(54,057,468)	(5.3)%

TOTAL NET ASSETS - 100.0%		$1,026,155,521	100.0%

Equity-Income Trust

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS - 96.2%
Consumer Discretionary - 11.6%
Kohl’s Corp. (L)	376,000	$17,104,240	0.9%
Mattel, Inc.	605,975	19,657,829	1.0%
The McGraw-Hill Companies, Inc.	380,700	17,131,500	0.9%
The Walt Disney Company	522,600	25,346,100	1.3%
Time Warner, Inc.	734,600	28,282,100	1.4%
Whirlpool Corp. (L)	306,500	18,745,540	0.9%
OTHER SECURITIES		107,557,326	5.3%

		233,824,635
Consumer Staples - 7.3%
Campbell Soup Company (L)	515,000	17,190,700	0.9%
Clorox Company (L)	288,700	20,919,202	1.0%
Kimberly-Clark Corp.	274,000	22,952,980	1.1%
PepsiCo, Inc.	264,700	18,703,702	0.9%
OTHER SECURITIES		66,698,063	3.3%

		146,464,647
Energy - 13.0%
Anadarko Petroleum Corp.	287,400	19,025,880	1.0%
Chevron Corp.	518,300	54,680,650	2.7%
Exxon Mobil Corp.	550,300	47,089,171	2.4%
Murphy Oil Corp.	411,000	20,669,190	1.0%
Royal Dutch Shell PLC, ADR	518,600	34,969,198	1.7%
Schlumberger, Ltd.	275,800	17,902,178	0.9%
OTHER SECURITIES		66,603,405	3.3%

		260,939,672
Financials - 19.8%
American Express Company	631,500	36,759,615	1.8%
Bank of America Corp.	2,291,293	18,742,777	0.9%
JPMorgan Chase & Company	1,281,675	45,794,248	2.3%
Marsh & McLennan Companies, Inc.	688,800	22,200,024	1.1%

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Equity-Income Trust (continued)

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS (continued)
Financials (continued)
Northern Trust Corp.	401,600	$18,481,632	0.9%
PNC Financial Services Group, Inc.	293,600	17,941,896	0.9%
The Allstate Corp.	690,800	24,240,172	1.2%
U.S. Bancorp	1,091,100	35,089,776	1.8%
Wells Fargo & Company	1,187,000	39,693,280	2.0%
OTHER SECURITIES		138,816,530	6.9%

		397,759,950
Health Care - 7.4%
Bristol-Myers Squibb Company	530,025	19,054,399	1.0%
Johnson & Johnson	418,700	28,287,372	1.4%
Merck & Company, Inc.	585,350	24,438,363	1.2%
Pfizer, Inc.	1,085,635	24,969,605	1.2%
Thermo Fisher Scientific, Inc.	442,700	22,980,557	1.1%
OTHER SECURITIES		27,998,216	1.4%

		147,728,512
Industrials - 13.5%
3M Company	326,700	29,272,320	1.5%
Cooper Industries PLC	313,000	21,340,340	1.1%
Emerson Electric Company	418,800	19,507,704	1.0%
General Electric Company	2,764,200	57,605,928	2.9%
Honeywell International, Inc.	390,200	21,788,768	1.1%
Illinois Tool Works, Inc. (L)	440,700	23,308,623	1.2%
The Boeing Company	241,900	17,973,170	0.9%
United Parcel
Service, Inc., Class B (L)	268,000	21,107,680	1.1%
OTHER SECURITIES		60,130,283	2.9%

		272,034,816
Information Technology - 7.0%
Harris Corp. (L)	478,000	20,004,300	1.0%
Microsoft Corp.	971,025	29,703,655	1.5%
OTHER SECURITIES		89,892,785	4.5%

		139,600,740
Materials - 5.3%
International Paper Company	783,300	22,645,203	1.1%
Monsanto Company	262,500	21,729,750	1.1%
Nucor Corp. (L)	495,600	18,783,240	0.9%
OTHER SECURITIES		43,037,545	2.2%

		106,195,738
Telecommunication Services - 4.4%
AT&T, Inc.	1,164,549	41,527,817	2.1%
Verizon Communications, Inc.	452,500	20,109,100	1.0%
OTHER SECURITIES		25,951,415	1.3%

		87,588,332
Utilities - 6.9%
Entergy Corp.	335,200	22,756,728	1.1%
Exelon Corp.	531,400	19,991,268	1.0%
NiSource, Inc. (L)	884,600	21,893,850	1.1%
Progress Energy, Inc.	283,200	17,040,144	0.9%
OTHER SECURITIES		57,455,428	2.8%

		139,137,418

TOTAL COMMON STOCKS (Cost $1,636,265,750)		$1,931,274,460

PREFERRED SECURITIES - 0.5%
Consumer Discretionary - 0.5%		10,439,740	0.5%

TOTAL PREFERRED
SECURITIES (Cost $15,735,070)		$10,439,740

SECURITIES LENDING COLLATERAL - 8.0%
John Hancock Collateral
Investment Trust, 0.3542% (W)(Y)	15,990,616	160,027,693	8.0%

TOTAL SECURITIES LENDING
COLLATERAL (Cost $160,032,625)		$160,027,693

SHORT-TERM INVESTMENTS - 3.1%
Money Market Funds - 3.1%
T. Rowe Price Reserve Investment
Fund, 0.1573%	61,151,910	61,151,910	3.1%
OTHER SECURITIES		1,193,260	0.1%

		62,345,170

TOTAL SHORT-TERM
INVESTMENTS (Cost $62,345,170)		$62,345,170

Total Investments (Equity-Income Trust)
(Cost $1,874,378,615) - 107.8%		$2,164,087,063	107.8%
Other Assets And Liabilities, Net - (7.8%)		(156,942,946)	(7.8)%

TOTAL NET ASSETS - 100.0%		$2,007,144,117	100.0%

Financial Services Trust

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS - 92.6%
Consumer Discretionary - 1.6%
Bed Bath & Beyond, Inc. (I)	35,750	$2,209,350	1.6%
Consumer Staples - 2.9%
CVS Caremark Corp.	88,900	4,154,297	2.9%
Energy - 3.0%
Canadian Natural Resources, Ltd.	157,520	4,229,412	3.0%
Financials - 78.0%
Alleghany Corp. (I)	21,459	7,290,695	5.2%
American Express Company	265,968	15,481,997	11.0%
Ameriprise Financial, Inc.	31,986	1,671,588	1.2%
Bank of America Corp.	36,055	294,930	0.2%
Brookfield Asset
Management, Inc., Class A	186,990	6,189,367	4.4%
Everest Re Group, Ltd.	54,438	5,633,789	4.0%
ICICI Bank, Ltd., ADR (L)	34,573	1,120,511	0.8%
Julius Baer Group, Ltd.	185,270	6,707,942	4.8%
Loews Corp.	212,205	8,681,307	6.2%
Markel Corp. (I)	18,474	8,159,966	5.8%
Oaktree Capital Group LLC	294,700	10,254,817	7.3%
SKBHC Holdings LLC (I)(R)	432	2,549,211	1.8%
State Bank of India, GDR	99,569	7,739,662	5.5%
The Bank of New
York Mellon Corp.	336,296	7,381,697	5.2%
The Charles Schwab Corp. (L)	27,502	355,601	0.3%
The First Marblehead Corp. (I)(L)	410,168	479,897	0.3%
The Goldman Sachs Group, Inc.	38,388	3,679,874	2.6%
The Progressive Corp. (L)	303,335	6,318,468	4.5%
U.S. Bancorp (L)	28,629	920,709	0.7%
Wells Fargo & Company (L)	275,881	9,225,461	6.5%

		110,137,489
Information Technology - 7.1%
Cielo SA	67,128	1,974,569	1.4%
Google, Inc., Class A (I)	4,800	2,784,336	2.0%
Visa, Inc., Class A	42,463	5,249,702	3.7%

		10,008,607

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Financial Services Trust (continued)

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS (continued)
Materials - 0.0%
Sino-Forest Corp. (I)(L)	606,500	$0	0.0%

TOTAL COMMON STOCKS (Cost $129,592,788)		$130,739,155

SECURITIES LENDING COLLATERAL - 7.8%
John Hancock Collateral
Investment Trust,
0.3542% (W)(Y)	1,105,844	11,066,847	7.8%

TOTAL SECURITIES LENDING
COLLATERAL (Cost $11,066,949)		$11,066,847

SHORT-TERM INVESTMENTS - 7.7%
Commercial Paper - 7.7%
Bank of Tokyo-Mitsubishi UFJ, Ltd.,
0.1602%, 07/05/2012 *	$5,780,000	$5,779,897	4.1%
Societe Generale North America,
0.2000%, 07/02/2012 *	5,098,000	5,097,972	3.6%
		10,877,869

TOTAL SHORT-TERM
INVESTMENTS (Cost $10,877,869)		$10,877,869

Total Investments (Financial Services Trust)
(Cost $151,537,606) - 108.1%		$152,683,871	108.1%
Other Assets And Liabilities, Net - (8.1%)		(11,466,021)	(8.1)%

TOTAL NET ASSETS - 100.0%		$141,217,850	100.0%

Franklin Templeton Founding Allocation Trust

	Shares or Principal Amount	Value	% of Net Assets

INVESTMENT COMPANIES - 100.0%
Affiliated Investment Companies - 100.0%
Equity - 66.7%
John Hancock Variable Insurance Trust - 66.7%
Global, Series NAV (Franklin)		$398,170,075	33.1%
Mutual Shares,
Series NAV (Franklin)		403,915,943	33.6%

		802,086,018

		802,086,018
Fixed Income - 33.3%
John Hancock Variable Insurance Trust - 33.3%
Income, Series NAV (Franklin)		401,186,184	33.3%

		1,203,272,202

TOTAL INVESTMENT
COMPANIES (Cost $1,258,887,695)		$1,203,272,202

Total Investments (Franklin Templeton Founding
Allocation Trust) (Cost $1,258,887,695) - 100.0%		$1,203,272,202	100.0%
Other Assets And Liabilities, Net - 0.0%		(39,351)	0.0%

TOTAL NET ASSETS - 100.0%		$1,203,232,851	100.0%

Fundamental All Cap Core Trust

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS - 98.9%
Consumer Discretionary - 20.0%
Amazon.com, Inc. (I)	432,240	$98,702,004	8.0%
Blue Nile, Inc. (I)	621,300	18,458,823	1.5%
Carnival Corp.	819,034	28,068,295	2.3%
Lennar Corp., Class A	1,227,128	37,930,526	3.1%
Lowe’s Companies, Inc.	1,759,058	50,027,610	4.1%
Omnicom Group, Inc.	276,260	13,426,236	1.1%

		246,613,494
Consumer Staples - 5.1%
Diageo PLC, ADR	150,746	15,537,390	1.3%
PepsiCo, Inc.	201,541	14,240,887	1.2%
SABMiller PLC	335,496	13,475,981	1.1%
Tsingtao Brewery Company, Ltd.,
H Shares	3,413,254	19,527,480	1.6%

		62,781,738
Energy - 8.4%
Apache Corp.	346,711	30,472,430	2.5%
National Oilwell Varco, Inc.	177,080	11,411,035	0.9%
Occidental Petroleum Corp.	297,828	25,544,708	2.1%
Schlumberger, Ltd.	290,203	18,837,077	1.5%
Ultra Petroleum Corp. (I)	759,552	17,522,865	1.4%

		103,788,115
Financials - 19.1%
AllianceBernstein Holding LP	1,763,859	22,383,371	1.8%
Bank of America Corp.	5,584,279	45,679,402	3.7%
JPMorgan Chase & Company	1,037,886	37,083,667	3.0%
Northern Trust Corp.	485,990	22,365,260	1.8%
Prudential Financial, Inc.	458,555	22,207,819	1.8%
State Street Corp.	452,181	20,185,360	1.6%
T. Rowe Price Group, Inc.	565,203	35,585,181	2.9%
The Goldman Sachs Group, Inc.	305,216	29,258,006	2.4%

		234,748,066
Health Care - 6.2%
Amgen, Inc.	327,438	23,916,072	2.0%
AMN Healthcare Services, Inc. (I)	2,253,568	13,363,658	1.1%
Amsurg Corp. (I)	716,643	21,484,957	1.8%
Medtronic, Inc.	448,243	17,360,451	1.4%

		76,125,138
Industrials - 10.1%
American Science
& Engineering, Inc.	506,026	28,565,168	2.3%
Avery Dennison Corp.	1,271,290	34,757,069	2.8%
Robert Half International, Inc.	1,366,087	39,029,106	3.2%
Sensata
Technologies Holding NV (I)	832,458	22,293,225	1.8%

		124,644,568
Information Technology - 28.2%
Ancestry.com, Inc. (I)	2,171,680	59,786,350	4.9%
Apple, Inc.	89,470	52,250,480	4.3%
Bankrate, Inc. (I)	542,492	9,976,428	0.8%
Broadridge Financial Solutions, Inc.	1,115,609	23,729,003	1.9%
Cisco Systems, Inc.	852,035	14,629,441	1.2%
FactSet Research Systems, Inc.	321,343	29,865,618	2.4%
Google, Inc., Class A (I)	54,258	31,473,438	2.6%
QUALCOMM, Inc.	1,349,284	75,128,133	6.1%
Tellabs, Inc.	3,073,910	10,236,120	0.8%
Visa, Inc., Class A	216,376	26,750,565	2.2%
VistaPrint NV (I)	409,190	13,216,837	1.1%

		347,042,413

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Fundamental All Cap Core Trust (continued)

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS (continued)
Materials - 1.8%
Air Products & Chemicals, Inc.	267,239	$21,574,204	1.8%

TOTAL COMMON STOCKS (Cost $1,268,490,953)		$1,217,317,736

SHORT-TERM INVESTMENTS - 0.4%
Repurchase Agreement - 0.4%
Repurchase Agreement with State
Street Corp. dated 06/30/2012 at
0.010% to be repurchased at
$5,000,004 on 07/02/2012
collateralized by $4,560,000
U.S. Treasury Notes 2.750% due
02/15/2019 (valued at $5,101,500
including interest)	$5,000,000	$5,000,000	0.4%

TOTAL SHORT-TERM
INVESTMENTS (Cost $5,000,000)		$5,000,000

Total Investments (Fundamental All Cap Core
Trust) (Cost $1,273,490,953) - 99.3%		$1,222,317,736	99.3%
Other Assets And Liabilities, Net - 0.7%		8,491,639	0.7%

TOTAL NET ASSETS - 100.0%		$1,230,809,375	100.0%

Fundamental Holdings Trust

	Shares or Principal Amount	Value	% of Net Assets

INVESTMENT COMPANIES - 100.0%
Affiliated Investment Companies - 40.3%
Fixed Income - 40.3%
John Hancock Variable Insurance Trust - 40.3%
Bond, Series NAV
(John Hancock) (A)(1)	30,087,691	$423,634,686	40.3%
American Funds Insurance Series - 59.7%
Equity - 59.7%
American Growth Fund - Class 1	4,335,132	243,764,470	23.2%
American Growth-Income
Fund - Class 1	6,957,797	250,480,690	23.8%
American International
Fund - Class 1	8,437,054	134,064,795	12.7%

		628,309,955

		628,309,955

TOTAL INVESTMENT
COMPANIES (Cost $892,836,499)		$1,051,944,641

Total Investments (Fundamental Holdings Trust)
(Cost $892,836,499) - 100.0%		$1,051,944,641	100.0%
Other Assets And Liabilities, Net - 0.0%		(15,664)	0.0%

TOTAL NET ASSETS - 100.0%		$1,051,928,977	100.0%

Fundamental Large Cap Value Trust

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS - 97.6%
Consumer Discretionary - 18.8%
Adidas AG	84,549	$6,064,092	1.2%
Carnival Corp.	490,588	16,812,451	3.3%
Comcast Corp., Class A	279,755	8,943,767	1.8%
Dorel Industries, Inc., Class B	172,578	4,576,767	0.9%
Lamar Advertising
Company, Class A (I)	277,849	7,946,481	1.6%
Lennar Corp., Class A	367,919	11,372,376	2.2%
Lowe’s Companies, Inc.	696,262	19,801,691	3.9%
Omnicom Group, Inc.	149,093	7,245,920	1.4%
Target Corp.	127,758	7,434,238	1.5%
The Home Depot, Inc.	102,322	5,422,043	1.1%

		95,619,826
Consumer Staples - 8.8%
Diageo PLC, ADR	142,059	14,642,021	2.9%
PepsiCo, Inc.	161,007	11,376,755	2.2%
Philip Morris International, Inc.	74,277	6,481,411	1.3%
SABMiller PLC (I)	158,888	6,382,108	1.3%
Walgreen Company	204,379	6,045,531	1.2%

		44,927,826
Energy - 10.2%
Apache Corp.	152,348	13,389,866	2.6%
Chevron Corp.	120,748	12,738,914	2.5%
Exxon Mobil Corp.	73,874	6,321,398	1.2%
National Oilwell Varco, Inc.	95,265	6,138,877	1.2%
Occidental Petroleum Corp.	159,075	13,643,863	2.7%

		52,232,918
Financials - 25.7%
AllianceBernstein Holding LP	510,633	6,479,933	1.3%
Bank of America Corp.	1,960,391	16,035,998	3.2%
JPMorgan Chase & Company	548,327	19,591,724	3.9%
Moody’s Corp.	131,714	4,814,147	1.0%
Northern Trust Corp.	222,712	10,249,206	2.0%
Prudential Financial, Inc.	221,186	10,712,038	2.1%
State Street Corp.	216,153	9,649,070	1.9%
Stewart Information Services Corp.	662,785	10,173,750	2.0%
The Goldman Sachs Group, Inc.	141,922	13,604,643	2.7%
U.S. Bancorp	370,654	11,920,233	2.3%
Wells Fargo & Company	527,091	17,625,923	3.5%

		130,856,665
Health Care - 11.7%
Amgen, Inc.	249,297	18,208,653	3.6%
Amsurg Corp. (I)	206,937	6,203,971	1.2%
Medtronic, Inc.	240,354	9,308,910	1.8%
Merck & Company, Inc.	345,228	14,413,269	2.8%
Novartis AG, ADR	116,642	6,520,288	1.3%
VCA Antech, Inc. (I)	227,464	4,999,659	1.0%

		59,654,750
Industrials - 11.6%
Avery Dennison Corp.	518,121	14,165,428	2.8%
FedEx Corp.	108,890	9,975,413	2.0%
General Electric Company	650,410	13,554,544	2.7%
Robert Half International, Inc.	267,389	7,639,304	1.5%
Sensata
Technologies Holding NV (I)	333,726	8,937,182	1.8%
The Boeing Company	63,962	4,752,377	0.9%

		59,024,248
Information Technology - 9.8%
Broadridge Financial Solutions, Inc.	304,244	6,471,270	1.3%
Cisco Systems, Inc.	755,403	12,970,270	2.6%
Microsoft Corp.	175,078	5,355,636	1.1%
Oracle Corp.	277,275	8,235,068	1.6%
QUALCOMM, Inc.	251,659	14,012,373	2.8%

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Fundamental Large Cap Value Trust (continued)

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS (continued)
Information Technology (continued)
Tellabs, Inc.	831,950	$2,770,394	0.6%

		49,815,011
Utilities - 1.0%
Entergy Corp.	73,660	5,000,774	1.0%

TOTAL COMMON STOCKS (Cost $492,795,550)		$497,132,018

SHORT-TERM INVESTMENTS - 1.2%
Repurchase Agreement - 1.2%
Repurchase Agreement with State
Street Corp. dated 06/30/2012 at
0.010% to be repurchased at
$6,000,005 on 07/02/2012,
collateralized by $5,475,000
U.S. Treasury Bonds, 2.750% due
02/15/2019 (valued at $6,125,156,
including interest)	$6,000,000	$6,000,000	1.2%

TOTAL SHORT-TERM
INVESTMENTS (Cost $6,000,000)		$6,000,000

Total Investments (Fundamental Large Cap Value
Trust) (Cost $498,795,550) - 98.8%		$503,132,018	98.8%
Other Assets And Liabilities, Net - 1.2%		5,958,918	1.2%

TOTAL NET ASSETS - 100.0%		$509,090,936	100.0%

Fundamental Value Trust

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS - 93.5%
Consumer Discretionary - 8.7%
Bed Bath & Beyond, Inc. (I)	698,178	$43,147,400	2.8%
Harley-Davidson, Inc.	203,028	9,284,470	0.6%
Liberty
Interactive Corp., Series A (I)	425,495	7,569,556	0.5%
Netflix, Inc. (I)(L)	129,750	8,883,983	0.6%
The Walt Disney Company	728,690	35,341,465	2.3%
OTHER SECURITIES		31,120,993	2.0%

		135,347,867
Consumer Staples - 17.3%
Costco Wholesale Corp.	797,317	75,745,115	4.9%
CVS Caremark Corp.	2,069,636	96,714,090	6.2%
Diageo PLC, ADR	311,582	32,114,757	2.1%
Heineken Holding NV	296,355	13,264,269	0.9%
Philip Morris International, Inc.	170,957	14,917,708	1.0%
The Coca-Cola Company	273,880	21,414,677	1.4%
OTHER SECURITIES		15,988,700	1.0%

		270,159,316
Energy - 9.1%
Canadian Natural Resources, Ltd.	1,281,910	34,419,284	2.2%
Devon Energy Corp.	238,361	13,822,554	0.9%
EOG Resources, Inc.	393,593	35,466,665	2.3%
Occidental Petroleum Corp.	403,730	34,627,922	2.2%
Schlumberger, Ltd.	128,220	8,322,760	0.5%
Transocean, Ltd.	204,152	9,131,719	0.6%
OTHER SECURITIES		6,007,446	0.4%

		141,798,350
Financials - 34.9%
ACE, Ltd.	154,530	11,455,309	0.7%
Alleghany Corp. (I)	67,586	22,962,344	1.5%
American Express Company	1,646,310	95,831,705	6.2%
Berkshire Hathaway, Inc. Class A (I)	324	40,482,180	2.6%
Brookfield Asset
Management, Inc., Class A	456,380	15,106,178	1.0%
Fairfax Financial Holdings, Ltd.	22,200	8,695,740	0.6%
Fairfax Financial Holdings, Ltd.
(Toronto Exchange)	8,800	3,484,561	0.2%
Hang Lung Group, Ltd.	2,503,200	15,427,342	1.0%
JPMorgan Chase & Company	236,408	8,446,858	0.5%
Julius Baer Group, Ltd. (I)	910,600	32,969,459	2.1%
Loews Corp.	1,197,227	48,978,557	3.2%
The Bank of New
York Mellon Corp.	3,289,202	72,197,984	4.6%
The Progressive Corp.	1,872,084	38,995,510	2.5%
Wells Fargo & Company	2,936,026	98,180,709	6.3%
OTHER SECURITIES		30,139,849	1.9%

		543,354,285
Health Care - 4.1%
Express Scripts
Holding Company (I)	644,188	35,965,016	2.3%
Roche Holdings AG	64,500	11,134,469	0.7%
OTHER SECURITIES		16,994,529	1.1%

		64,094,014
Industrials - 5.2%
China Merchants Holdings
International Company, Ltd.	5,666,261	17,293,875	1.1%
Iron Mountain, Inc.	761,591	25,102,039	1.6%
Kuehne & Nagel International AG	153,556	16,253,142	1.0%
PACCAR, Inc.	213,230	8,356,484	0.5%
OTHER SECURITIES		13,467,946	0.9%

		80,473,486
Information Technology - 8.0%
Activision Blizzard, Inc.	755,900	9,063,241	0.6%
Google, Inc., Class A (I)	83,000	48,145,810	3.1%
Microsoft Corp.	459,854	14,066,934	0.9%
Oracle Corp.	408,150	12,122,055	0.8%
Texas Instruments, Inc.	727,110	20,860,786	1.3%
Visa, Inc., Class A	67,830	8,385,823	0.5%
OTHER SECURITIES		11,565,681	0.8%

		124,210,330
Materials - 6.0%
Air Products & Chemicals, Inc.	224,800	18,148,104	1.2%
BHP Billiton PLC	355,520	10,152,389	0.7%
Ecolab, Inc.	126,855	8,693,372	0.6%
Monsanto Company	270,060	22,355,567	1.4%
Potash Corp. of Saskatchewan, Inc.	258,698	11,302,516	0.7%
Rio Tinto PLC	192,534	9,195,293	0.6%
OTHER SECURITIES		13,873,231	0.9%

		93,720,472
Telecommunication Services - 0.2%		3,241,864	0.2%

TOTAL COMMON STOCKS (Cost $1,244,391,108)		$1,456,399,984

CONVERTIBLE BONDS - 0.1%
Materials - 0.1%		$746,143	0.1%

TOTAL CONVERTIBLE BONDS (Cost $3,244,100)		$746,143

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Fundamental Value Trust (continued)

	Shares or Principal Amount	Value	% of Net Assets

SECURITIES LENDING COLLATERAL - 2.0%
John Hancock Collateral
Investment Trust,
0.3542% (W)(Y)	3,169,424	$31,718,329	2.0%

TOTAL SECURITIES LENDING
COLLATERAL (Cost $31,717,099)		$31,718,329

SHORT-TERM INVESTMENTS - 5.2%
Commercial Paper - 5.2%
Bank of Tokyo-Mitsubishi UFJ, Ltd.,
0.160%, 07/05/2012 *	$42,000,000	$41,999,253	2.7%
Societe Generale North America,
0.200%, 07/02/2012 *	38,334,000	38,333,787	2.5%

		80,333,040

TOTAL SHORT-TERM
INVESTMENTS (Cost $80,333,040)		$80,333,040

Total Investments (Fundamental Value Trust)
(Cost $1,359,685,347) - 100.8%		$1,569,197,496	100.8%
Other Assets And Liabilities, Net - (0.8%)		(12,141,041)	(0.8)%

TOTAL NET ASSETS - 100.0%		$1,557,056,455	100.0%

Global Trust

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS - 97.4%
Austria - 0.5%		$2,876,763	0.5%
Bermuda - 0.2%		941,004	0.2%
Brazil - 0.7%		4,004,399	0.7%
Canada - 0.5%		2,913,775	0.5%
China - 0.4%		2,334,821	0.4%
France - 9.7%
Alstom SA (L)	195,310	6,203,690	1.1%
AXA SA	423,026	5,661,867	1.0%
BNP Paribas SA	174,790	6,747,555	1.2%
Cie Generale des
Etablissements Michelin	96,502	6,311,679	1.1%
Sanofi	148,590	11,267,736	1.9%
Total SA	190,620	8,602,516	1.5%
OTHER SECURITIES		11,752,088	2.0%

		56,547,131
Germany - 5.2%
Deutsche Lufthansa AG	501,640	5,806,594	1.0%
Muenchener Rueckversicherungs AG	42,740	6,030,179	1.0%
SAP AG	95,650	5,648,468	1.0%
Siemens AG	63,450	5,333,460	0.9%
OTHER SECURITIES		7,575,561	1.3%

		30,394,262
Hong Kong - 0.8%		4,454,966	0.8%
India - 0.5%		2,695,864	0.5%
Ireland - 1.4%
CRH PLC	422,064	8,114,151	1.4%
Italy - 3.0%
ENI SpA	299,420	6,390,029	1.1%
UniCredit SpA (I)	1,629,069	6,172,964	1.1%
OTHER SECURITIES		4,922,620	0.8%

		17,485,613

Japan - 3.1%
Toyota Motor Corp.	155,450	6,265,503	1.1%
OTHER SECURITIES		12,063,819	2.0%

		18,329,322
Netherlands - 6.2%
ING Groep NV, ADR (I)	1,123,202	7,578,049	1.3%
Koninklijke Philips Electronics NV	328,180	6,489,298	1.1%
Royal Dutch Shell PLC, A Shares	97,344	3,289,452	0.6%
Royal Dutch Shell PLC, B Shares	156,840	5,473,749	0.9%
OTHER SECURITIES		13,239,895	2.3%

		36,070,443
Russia - 0.8%		4,482,860	0.8%
Singapore - 3.3%
Singapore Telecommunications, Ltd.	4,169,000	10,901,256	1.9%
OTHER SECURITIES		8,489,179	1.4%

		19,390,435
South Korea - 3.0%
Samsung Electronics Company, Ltd.	11,940	12,659,061	2.2%
OTHER SECURITIES		4,606,283	0.8%

		17,265,344
Spain - 0.5%		2,846,264	0.5%
Sweden - 0.8%		4,526,755	0.8%
Switzerland - 6.4%
Roche Holdings AG	57,200	9,874,289	1.7%
Swiss Re, Ltd.	124,520	7,822,701	1.4%
OTHER SECURITIES		19,479,119	3.4%

		37,176,109
Taiwan - 1.1%
Taiwan Semiconductor
Manufacturing Company, Ltd.	2,294,973	6,281,650	1.1%
Turkey - 0.8%		4,797,238	0.8%
United Kingdom - 12.2%
Aviva PLC	1,256,769	5,379,579	0.9%
BP PLC	1,137,675	7,622,609	1.3%
GlaxoSmithKline PLC	512,860	11,629,535	2.0%
HSBC Holdings PLC (L)	620,039	5,558,648	1.0%
International Consolidated Airlines
Group SA (London Exchange) (I)	3,120,840	7,811,132	1.3%
Kingfisher PLC	1,640,530	7,417,682	1.3%
Tesco PLC	1,215,450	5,908,128	1.0%
Vodafone Group PLC	4,767,350	13,394,518	2.3%
OTHER SECURITIES		6,180,892	1.1%

		70,902,723
United States - 36.3%
Amgen, Inc.	232,800	17,003,712	2.9%
Baker Hughes, Inc. (L)	180,320	7,411,152	1.3%
Chesapeake Energy Corp. (L)	185,440	3,449,184	0.6%
Chevron Corp.	64,000	6,752,000	1.2%
Cisco Systems, Inc.	505,220	8,674,627	1.5%
Citigroup, Inc.	235,940	6,467,115	1.1%
Comcast Corp., Special Class A	372,050	11,682,370	2.0%
CVS Caremark Corp.	167,910	7,846,434	1.4%
General Electric Company	270,670	5,640,763	1.0%
Medtronic, Inc.	164,650	6,376,895	1.1%
Merck & Company, Inc.	217,350	9,074,363	1.6%
Microsoft Corp.	499,650	15,284,294	2.6%
Navistar International Corp. (I)	197,630	5,606,763	1.0%
News Corp., Class A	312,940	6,975,433	1.2%
Pfizer, Inc.	651,450	14,983,350	2.6%
Sprint Nextel Corp. (I)(L)	2,056,520	6,704,255	1.2%

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Global Trust (continued)

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS (continued)
United States (continued)
The Walt Disney Company	115,640	$5,608,540	1.0%
Time Warner Cable, Inc.	76,882	6,312,012	1.1%
Time Warner, Inc.	145,233	5,591,471	1.0%
United Parcel Service, Inc., Class B	113,280	8,921,933	1.5%
OTHER SECURITIES		45,018,059	7.7%

		211,384,725

TOTAL COMMON STOCKS (Cost $680,183,618)		$566,216,617

SECURITIES LENDING COLLATERAL - 4.6%
John Hancock Collateral
Investment Trust,
0.3542% (W)(Y)	2,678,047	26,800,825	4.6%

TOTAL SECURITIES LENDING
COLLATERAL (Cost $26,800,508)		$26,800,825

SHORT-TERM INVESTMENTS - 1.8%
Time Deposits - 1.8%
Royal Bank of Canada, 0.110%,
07/02/2012 *	$10,500,000	$10,500,000	1.8%

TOTAL SHORT-TERM
INVESTMENTS (Cost $10,500,000)		$10,500,000

Total Investments (Global Trust)
(Cost $717,484,126) - 103.8%		$603,517,442	103.8%
Other Assets And Liabilities, Net - (3.8%)		(21,908,211)	(3.8)%

TOTAL NET ASSETS - 100.0%		$581,609,231	100.0%

Global Diversification Trust

	Shares or Principal Amount	Value	% of Net Assets

INVESTMENT COMPANIES - 100.0%
Affiliated Investment Companies - 27.1%
Fixed Income - 27.1%
John Hancock Variable Insurance Trust (G) - 27.1%
Bond, Series NAV (John Hancock)	14,341,741	$201,931,715	27.1%

		201,931,715
American Funds Insurance Series - 72.9%
Equity - 65.3%
American Global Growth
Fund - Class 1		304,756,876	40.9%
American Global Small
Capitalization Fund - Class 1		110,184,342	14.8%
American New World Fund - Class 1		71,779,083	9.6%
Fixed Income - 7.6%
American High-Income Bond
Fund - Class 1		57,041,215	7.6%

TOTAL INVESTMENT
COMPANIES (Cost $688,862,823)		$745,693,231

Total Investments (Global Diversification Trust)
(Cost $688,862,823) - 100.0%		$745,693,231	100.0%
Other Assets And Liabilities, Net - 0.0%		(13,625)	0.0%

TOTAL NET ASSETS - 100.0%		$745,679,606	100.0%

Growth Equity Trust

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS - 97.2%
Consumer Discretionary - 14.7%
Amazon.com, Inc. (I)	24,530	$5,601,426	1.3%
Bed Bath & Beyond, Inc. (I)	70,060	4,329,708	1.0%
Coach, Inc.	77,580	4,536,878	1.0%
DIRECTV, Class A (I)	95,340	4,654,499	1.0%
NIKE, Inc., Class B	53,400	4,687,452	1.1%
O’Reilly Automotive, Inc. (I)	47,670	3,993,316	0.9%
Starbucks Corp.	111,850	5,963,842	1.3%
OTHER SECURITIES		31,863,822	7.2%

		65,630,943
Consumer Staples - 10.5%
Costco Wholesale Corp.	109,170	10,371,150	2.3%
Philip Morris International, Inc.	124,630	10,875,214	2.4%
The Coca-Cola Company	100,720	7,875,297	1.8%
The Estee Lauder
Companies, Inc., Class A	133,200	7,208,784	1.6%
Whole Foods Market, Inc.	83,160	7,926,811	1.8%
OTHER SECURITIES		2,522,616	0.6%

		46,779,872
Energy - 4.1%
Plains Exploration &
Production Company (I)	128,090	4,506,206	1.0%
Schlumberger, Ltd.	106,820	6,933,686	1.6%
OTHER SECURITIES		7,053,853	1.5%

		18,493,745
Financials - 3.2%
American Express Company	98,000	5,704,580	1.3%
T. Rowe Price Group, Inc.	89,070	5,607,847	1.3%
OTHER SECURITIES		2,983,182	0.7%

		14,295,609
Health Care - 12.9%
Agilent Technologies, Inc.	97,840	3,839,242	0.9%
Alexion Pharmaceuticals, Inc. (I)	45,970	4,564,821	1.0%
Allergan, Inc.	90,200	8,349,814	1.9%
Biogen Idec, Inc. (I)	53,260	7,689,679	1.7%
Cerner Corp. (I)	68,560	5,667,170	1.3%
Gilead Sciences, Inc. (I)	91,060	4,669,557	1.0%
Intuitive Surgical, Inc. (I)	8,920	4,939,807	1.1%
Novo Nordisk A/S, ADR	33,360	4,848,542	1.1%
Shire PLC, ADR	68,880	5,950,543	1.3%
OTHER SECURITIES		7,039,065	1.6%

		57,558,240
Industrials - 11.2%
AMETEK, Inc.	154,580	7,715,088	1.7%
Eaton Corp.	118,270	4,687,040	1.1%
FedEx Corp.	78,530	7,194,133	1.6%
Fluor Corp.	79,550	3,924,997	0.9%
Honeywell International, Inc.	115,730	6,462,363	1.5%
Precision Castparts Corp.	54,950	9,038,726	2.0%
Verisk Analytics, Inc., Class A (I)	92,930	4,577,732	1.0%
OTHER SECURITIES		6,341,515	1.4%

		49,941,594
Information Technology - 33.8%
Accenture PLC, Class A	89,330	5,367,840	1.2%
Apple, Inc. (I)	52,240	30,508,160	6.8%
Autodesk, Inc. (I)	119,670	4,187,253	0.9%
Check Point
Software Technologies, Ltd. (I)(L)	78,920	3,913,643	0.9%
eBay, Inc. (I)	233,620	9,814,376	2.2%
EMC Corp. (I)	313,530	8,035,774	1.8%
F5 Networks, Inc. (I)	41,470	4,128,753	0.9%
Google, Inc., Class A (I)	21,590	12,523,711	2.8%

The accompanying notes are an integral part of the financial statements.

34

John Hancock Variable Insurance Trust
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Growth Equity Trust (continued)

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS (continued)
Information Technology (continued)
Intuit, Inc.	68,630	$4,073,191	0.9%
Mastercard, Inc., Class A	20,320	8,739,835	2.0%
Microsoft Corp.	462,900	14,160,111	3.2%
QUALCOMM, Inc.	174,560	9,719,501	2.2%
Visa, Inc., Class A	53,640	6,631,513	1.5%
OTHER SECURITIES		29,189,452	6.5%

		150,993,113
Materials - 4.6%
Ecolab, Inc.	99,980	6,851,628	1.5%
Monsanto Company	81,940	6,782,992	1.5%
Praxair, Inc.	63,130	6,864,124	1.5%

		20,498,744
Telecommunication Services - 2.2%
American Tower Corp.	142,270	9,946,097	2.2%

TOTAL COMMON STOCKS (Cost $370,250,836)		$434,137,957

SECURITIES LENDING COLLATERAL - 2.9%
John Hancock Collateral
Investment Trust,
0.3542% (W)(Y)	1,293,252	12,942,346	2.9%

TOTAL SECURITIES LENDING
COLLATERAL (Cost $12,942,516)		$12,942,346

SHORT-TERM INVESTMENTS - 2.2%
Repurchase Agreement - 2.2%
Repurchase Agreement with State
Street Corp. dated 06/29/2012 at
0.010% to be repurchased at
$10,003,008 on 07/02/2012,
collateralized by $10,225,000
Treasury Bill, 0.010% due
06/27/2013 (valued at
$10,204,550 including interest)	$10,003,000	$10,003,000	2.2%

TOTAL SHORT-TERM
INVESTMENTS (Cost $10,003,000)		$10,003,000

Total Investments (Growth Equity Trust)
(Cost $393,196,352) - 102.3%		$457,083,303	102.3%
Other Assets And Liabilities, Net - (2.3%)		(10,194,642)	(2.3)%

TOTAL NET ASSETS - 100.0%		$446,888,661	100.0%

Health Sciences Trust

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS - 98.6%
Consumer Staples - 0.9%
Food & Staples Retailing - 0.9%		$1,594,199	0.9%

		1,594,199
Health Care - 95.7%
Biotechnology - 34.8%
Alexion Pharmaceuticals, Inc. (I)	136,340	13,538,562
Alkermes PLC (I)	126,200	2,141,614
Amarin Corp. PLC, ADR (I)	81,300	1,175,598
Amgen, Inc.	32,200	2,351,888
Amylin Pharmaceuticals, Inc. (I)	48,800	1,377,624
Biogen Idec, Inc. (I)	8,519	1,229,973
BioMarin Pharmaceutical, Inc. (I)	50,000	1,979,000
Celgene Corp. (I)	37,366	2,397,403
Cubist Pharmaceuticals, Inc. (I)	42,500	1,611,175
Gilead Sciences, Inc. (I)	91,396	4,686,787
Human Genome Sciences, Inc. (I)	103,700	1,361,581
Idenix Pharmaceuticals, Inc. (I)	120,004	1,236,041
Incyte Corp. (I)	192,000	4,358,400
Medivation, Inc. (I)	25,500	2,330,700
Onyx Pharmaceuticals, Inc. (I)	19,838	1,318,235
Pharmacyclics, Inc. (I)	88,900	4,854,829
Regeneron Pharmaceuticals, Inc. (I)	30,500	3,483,710
Vertex Pharmaceuticals, Inc. (I)	21,804	1,219,280
OTHER SECURITIES		10,931,649	6.0%

		63,584,049
Health Care Equipment & Supplies - 14.1%
Baxter International, Inc. (D)	50,500	2,684,075
Covidien PLC	56,125	3,002,688
DENTSPLY International, Inc.	78,850	2,981,319
Edwards Lifesciences Corp. (I)	19,700	2,035,010
HeartWare International, Inc. (I)	13,800	1,225,440
IDEXX Laboratories, Inc. (I)	20,200	1,941,826
Stryker Corp.	51,900	2,859,690
Zimmer Holdings, Inc.	29,800	1,917,928
OTHER SECURITIES		7,046,482	3.9%

		25,694,458
Health Care Providers & Services - 20.6%
AMERIGROUP Corp. (I)	40,200	2,649,582
AmerisourceBergen Corp.	40,500	1,593,675
Catalyst Health Solutions, Inc. (I)	29,700	2,775,168
DaVita, Inc. (I)	14,695	1,443,196
Express Scripts
Holding Company (I)	40,445	2,258,044
Henry Schein, Inc. (I)	27,000	2,119,230
HMS Holdings Corp. (I)	50,700	1,688,817
McKesson Corp.	36,300	3,403,125
UnitedHealth Group, Inc.	71,000	4,153,500
Universal Health
Services, Inc., Class B	40,250	1,737,190
WellCare Health Plans, Inc. (I)	25,200	1,335,600
OTHER SECURITIES		12,524,267	6.8%

		37,681,394
Health Care Technology - 5.6%
athenahealth, Inc. (I)	21,000	1,662,570
Catamaran Corp. (I)	77,800	7,718,538
OTHER SECURITIES		912,877	0.5%

		10,293,985
Life Sciences Tools & Services - 2.4%
Covance, Inc. (I)	25,700	1,229,745
Thermo Fisher Scientific, Inc.	34,100	1,770,131
OTHER SECURITIES		1,419,821	0.8%

		4,419,697
Pharmaceuticals - 18.2%
Abbott Laboratories	21,000	1,353,870
AVANIR
Pharmaceuticals, Class A (I)	319,500	1,252,440
Elan Corp. PLC, ADR (I)	178,200	2,599,938
Merck & Company, Inc.	58,109	2,426,051
Roche Holdings AG	7,616	1,314,731
The Medicines Company (I)	108,155	2,481,076
Valeant
Pharmaceuticals
International, Inc. (I)	90,180	4,039,162

The accompanying notes are an integral part of the financial statements.

35

John Hancock Variable Insurance Trust
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Health Sciences Trust (continued)

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS (continued)
Pharmaceuticals (continued)
OTHER SECURITIES		$17,736,574	9.7%

		33,203,842

		174,877,425
Industrials - 0.4%
Professional Services - 0.4%		733,932	0.4%
Information Technology - 0.9%
IT Services - 0.3%		589,950	0.3%
Software - 0.6%		1,160,034	0.6%

		1,749,984
Materials - 0.7%
Chemicals - 0.7%
Monsanto Company	15,100	1,249,978

TOTAL COMMON STOCKS (Cost $136,091,729)		$180,205,518

PREFERRED SECURITIES - 0.3%
Health Care - 0.2%		444,275	0.2%
Information Technology - 0.1%		168,800	0.1%

TOTAL PREFERRED SECURITIES (Cost $437,409)		$613,075

CONVERTIBLE BONDS - 0.1%
Health Care - 0.1%
HeartWare International, Inc.	$51,000	$60,180	0.0%
OTHER SECURITIES		57,785	0.1%

		117,965

TOTAL CONVERTIBLE BONDS (Cost $101,585)		$117,965

OPTIONS PURCHASED - 0.0%
Call Options - 0.0%		36,676	0.0%

TOTAL OPTIONS PURCHASED (Cost $33,873)		$36,676

Warrants 0.0%		61,709	0.0%

TOTAL WARRANTS (Cost $15,112)		$61,709

SHORT-TERM INVESTMENTS - 1.9%
Money Market Funds - 1.9%
T. Rowe Price Reserve Investment
Fund, 0.1573% (Y)	2,936,495	2,936,495	1.6%
OTHER SECURITIES		450,008	0.3%

		3,386,503

TOTAL SHORT-TERM
INVESTMENTS (Cost $3,386,503)		$3,386,503

Total Investments (Health Sciences Trust)
(Cost $140,066,211) - 100.9%		$184,421,446	100.9%
Other Assets And Liabilities, Net - (0.9%)		(1,719,184)	(0.9)%

TOTAL NET ASSETS - 100.0%		$182,702,262	100.0%

Heritage Trust

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS - 97.3%
Consumer Discretionary - 22.5%
BorgWarner, Inc. (I)(L)	17,134	$1,123,818	0.8%
Chipotle Mexican Grill, Inc. (I)(L)	5,146	1,955,223	1.5%
Family Dollar Stores, Inc.	22,457	1,492,941	1.1%
GNC Holdings, Inc., Class A (L)	40,883	1,602,614	1.2%
Harley-Davidson, Inc.	33,888	1,549,698	1.2%
Michael Kors Holdings, Ltd. (I)	33,442	1,399,213	1.0%
O’Reilly Automotive, Inc. (I)	27,537	2,306,774	1.7%
PetSmart, Inc.	46,895	3,197,301	2.4%
priceline.com, Inc. (I)	3,339	2,218,832	1.7%
Ross Stores, Inc.	17,678	1,104,345	0.8%
Starwood Hotels &
Resorts Worldwide, Inc.	28,734	1,524,051	1.1%
Ulta Salon Cosmetics
& Fragrance, Inc.	23,367	2,182,010	1.6%
OTHER SECURITIES		8,582,456	6.4%

		30,239,276
Consumer Staples - 11.0%
Church & Dwight Company, Inc.	30,477	1,690,559	1.3%
Costco Wholesale Corp.	20,648	1,961,560	1.5%
Mead Johnson
Nutrition Company (L)	34,674	2,791,604	2.1%
Monster Beverage Corp. (I)	18,936	1,348,243	1.0%
Whole Foods Market, Inc.	33,346	3,178,541	2.4%
OTHER SECURITIES		3,764,110	2.8%

		14,734,617
Energy - 5.2%
Concho Resources, Inc. (I)	19,777	1,683,418	1.3%
National Oilwell Varco, Inc.	29,399	1,894,472	1.4%
OTHER SECURITIES		3,443,408	2.5%

		7,021,298
Financials - 5.6%
Digital Realty Trust, Inc.	15,411	1,156,904	0.9%
Discover Financial Services	52,601	1,818,943	1.4%
OTHER SECURITIES		4,506,491	3.4%

		7,482,338
Health Care - 14.4%
Alexion Pharmaceuticals, Inc. (I)	27,955	2,775,932	2.1%
Catalyst Health Solutions, Inc. (I)	17,705	1,654,355	1.2%
Catamaran Corp. (I)(L)	43,018	4,267,816	3.2%
Cerner Corp. (I)(L)	22,439	1,854,808	1.4%
Grifols SA (I)	57,740	1,464,560	1.1%
IDEXX Laboratories, Inc. (I)	13,947	1,340,725	1.0%
Perrigo Company (L)	18,810	2,218,263	1.7%
OTHER SECURITIES		3,813,925	2.8%

		19,390,384
Industrials - 14.5%
BE Aerospace, Inc. (I)	36,364	1,587,652	1.2%
Clean Harbors, Inc. (I)	23,900	1,348,438	1.0%
Kansas City Southern	35,198	2,448,373	1.8%
Quanta Services, Inc. (I)	50,636	1,218,809	0.9%
Stericycle, Inc. (I)(L)	14,789	1,355,708	1.0%
TransDigm Group, Inc. (I)	19,349	2,598,571	1.9%
United Rentals, Inc. (I)	35,278	1,200,863	0.9%
OTHER SECURITIES		7,654,916	5.8%

		19,413,330
Information Technology - 18.4%
Alliance Data Systems Corp. (I)	26,620	3,593,700	2.7%
Apple, Inc. (I)	4,068	2,375,712	1.8%
Baidu, Inc., ADR (I)	12,156	1,397,697	1.0%
Citrix Systems, Inc. (I)	12,967	1,088,450	0.8%
Jabil Circuit, Inc.	67,638	1,375,081	1.0%
LinkedIn Corp., Class A (I)(L)	10,364	1,101,382	0.8%

The accompanying notes are an integral part of the financial statements.

36

John Hancock Variable Insurance Trust
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Heritage Trust (continued)

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS (continued)
Information Technology (continued)
NetSuite, Inc. (I)	27,319	$1,496,262	1.1%
Teradata Corp. (I)	27,171	1,956,584	1.5%
Trimble Navigation, Ltd. (I)	33,603	1,546,074	1.2%
Xilinx, Inc.	51,551	1,730,567	1.3%
OTHER SECURITIES		7,034,399	5.3%

		24,695,908
Materials - 4.1%
Airgas, Inc.	18,700	1,570,987	1.2%
Carpenter Technology Corp.	26,167	1,251,829	0.9%
FMC Corp.	33,648	1,799,495	1.3%
OTHER SECURITIES		913,983	0.7%

		5,536,294
Telecommunication Services - 1.6%
SBA
Communications Corp.,
Class A (I)(L)	38,217	2,180,280	1.6%

TOTAL COMMON STOCKS (Cost $106,480,507)		$130,693,725

SECURITIES LENDING COLLATERAL - 15.2%
John Hancock Collateral
Investment Trust, 0.3542% (W)(Y)	2,031,960	20,335,039	15.2%

TOTAL SECURITIES LENDING
COLLATERAL (Cost $20,335,480)		$20,335,039

SHORT-TERM INVESTMENTS - 2.6%
Money Market Funds - 2.6%
State Street Institutional
U.S. Government Money Market
Fund, 0.0317% (Y)	3,489,792	3,489,792	2.6%

TOTAL SHORT-TERM
INVESTMENTS (Cost $3,489,792)		$3,489,792

Total Investments (Heritage Trust)
(Cost $130,305,779) - 115.1%		$154,518,556	115.1%
Other Assets And Liabilities, Net - (15.1%)		(20,229,940)	(15.1)%

TOTAL NET ASSETS - 100.0%		$134,288,616	100.0%

International Core Trust

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS - 95.7%
Australia - 5.3%
QBE Insurance Group, Ltd.	422,718	$5,828,087	0.9%
Telstra Corp., Ltd.	1,929,841	7,312,872	1.1%
Westpac Banking Corp.	169,085	3,678,365	0.5%
OTHER SECURITIES		19,374,415	2.8%

		36,193,739
Austria - 0.5%		3,529,392	0.5%
Belgium - 1.2%
Anheuser-Busch InBev NV	69,459	5,399,933	0.8%
OTHER SECURITIES		3,107,097	0.4%

		8,507,030
Bermuda - 0.0%		166,636	0.0%
Canada - 3.3%
Enbridge, Inc. (L)	80,900	3,230,914	0.5%
OTHER SECURITIES		$19,029,896	2.8%

		22,260,810
Denmark - 0.8%
Novo Nordisk A/S	35,281	5,104,140	0.8%
OTHER SECURITIES		132,796	0.1%

		5,236,936
Finland - 0.4%		2,501,629	0.4%
France - 9.6%
Sanofi	288,077	21,845,182	3.2%
Total SA	547,304	24,699,350	3.6%
OTHER SECURITIES		18,403,347	2.7%

		64,947,879
Germany - 6.3%
E.ON AG	711,326	15,322,277	2.3%
RWE AG	116,106	4,746,288	0.7%
SAP AG	57,872	3,417,545	0.5%
OTHER SECURITIES		19,080,930	2.8%

		42,567,040
Greece - 0.2%		1,056,485	0.2%
Hong Kong - 1.2%		7,999,555	1.2%
Ireland - 1.2%		7,864,704	1.2%
Isle of Man - 0.1%		388,723	0.1%
Israel - 0.1%		895,760	0.1%
Italy - 5.1%
Enel SpA (L)	2,958,924	9,548,673	1.4%
ENI SpA	577,774	12,330,481	1.8%
Telecom Italia SpA (BrsaItaliana
Stock Exchange)	2,744,385	2,704,418	0.4%
Telecom Italia SpA, RSP	2,287,372	1,839,961	0.3%
OTHER SECURITIES		8,333,475	1.2%

		34,757,008
Japan - 24.5%
Astellas Pharma, Inc.	80,326	3,508,635	0.5%
Daito Trust Construction
Company, Ltd.	50,500	4,790,490	0.7%
ITOCHU Corp.	330,400	3,467,105	0.5%
Japan Tobacco, Inc.	119,600	3,544,173	0.5%
JX Holdings, Inc.	861,700	4,426,546	0.7%
KDDI Corp.	921	5,940,765	0.9%
Mitsubishi Corp.	177,505	3,584,465	0.5%
Nippon Telegraph & Telephone Corp.	170,800	7,935,737	1.2%
NTT DoCoMo, Inc.	1,806	3,005,505	0.4%
Resona Holdings, Inc.	1,126,500	4,649,498	0.7%
Sumitomo Corp.	356,800	4,991,812	0.7%
Takeda
Pharmaceutical Company, Ltd.	202,911	9,207,972	1.4%
Toyota Motor Corp.	139,800	5,634,720	0.8%
Yamada Denki Company, Ltd.	74,950	3,825,470	0.6%
OTHER SECURITIES		97,690,803	14.4%

		166,203,696
Jersey, C.I. - 0.1%		679,940	0.1%
Netherlands - 4.0%
Royal Dutch Shell PLC, B Shares	227,766	7,949,081	1.2%
Royal Dutch Shell PLC, Class A
(London Stock Exchange)	162,964	5,489,649	0.8%
OTHER SECURITIES		14,029,444	2.0%

		27,468,174

The accompanying notes are an integral part of the financial statements.

37

John Hancock Variable Insurance Trust
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

International Core Trust (continued)

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS (continued)
New Zealand - 0.6%		$3,928,347	0.6%
Norway - 0.2%		1,130,261	0.2%
Portugal - 0.3%		2,188,388	0.3%
Singapore - 1.5%
Singapore Telecommunications, Ltd.	1,545,210	4,040,473	0.6%
OTHER SECURITIES		6,353,946	0.9%

		10,394,419
Spain - 5.2%
Banco Santander SA	1,252,104	8,362,535	1.2%
Gas Natural SDG SA	237,045	3,045,029	0.5%
Iberdrola SA (L)	776,695	3,677,568	0.5%
Telefonica SA	834,004	11,003,039	1.6%
OTHER SECURITIES		9,371,934	1.4%

		35,460,105

Sweden - 0.5%		3,226,594	0.5%

Switzerland - 4.4%
Nestle SA	150,194	8,959,285	1.3%
Novartis AG	157,249	8,771,341	1.3%
Roche Holdings AG	50,725	8,756,526	1.3%
OTHER SECURITIES		3,049,935	0.5%

		29,537,087
United Kingdom - 19.1%
AstraZeneca PLC	441,791	19,747,596	2.9%
BAE Systems PLC	1,082,698	4,899,621	0.7%
Barclays PLC	2,350,053	6,015,648	0.9%
BP PLC	1,716,895	11,503,477	1.7%
British American Tobacco PLC	141,656	7,210,053	1.1%
BT Group PLC	1,055,234	3,498,021	0.5%
Diageo PLC	228,619	5,881,287	0.9%
GlaxoSmithKline PLC	723,503	16,406,044	2.4%
Lloyds Banking Group PLC (I)	6,649,710	3,270,794	0.5%
Rio Tinto PLC	135,016	6,448,272	1.0%
Rolls-Royce Holdings PLC	255,317	3,444,459	0.5%
Vodafone Group PLC	3,944,963	11,083,910	1.6%
OTHER SECURITIES		30,240,221	4.4%

		129,649,403

TOTAL COMMON STOCKS (Cost $708,541,447)		$648,739,740

PREFERRED SECURITIES - 0.4%
Germany - 0.4%		2,919,708	0.4%

TOTAL PREFERRED SECURITIES (Cost $3,105,282)		$2,919,708

Rights 0.0%		98,150	0.0%

TOTAL RIGHTS (Cost $85,446)		$98,150

SECURITIES LENDING COLLATERAL - 6.4%
John Hancock Collateral
Investment Trust, 0.3542% (W)(Y)	4,302,996	43,062,658	6.4%

TOTAL SECURITIES LENDING
COLLATERAL (Cost $43,061,720)		$43,062,658

SHORT-TERM INVESTMENTS - 3.0%
Money Market Funds - 3.0%
State Street Institutional Treasury
Money Market Fund, 0.0000% (Y)	20,115,202	20,115,202	3.0%

TOTAL SHORT-TERM
INVESTMENTS (Cost $20,115,202)		$20,115,202

Total Investments (International Core Trust)
(Cost $774,909,097) - 105.5%		$714,935,458	105.5%
Other Assets And Liabilities, Net - (5.5%)		(36,979,164)	(5.5)%

TOTAL NET ASSETS - 100.0%		$677,956,294	100.0%

International Growth Stock Trust

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS - 88.7%
Australia - 5.2%
BHP Billiton, Ltd.	83,096	$2,708,643	1.0%
Brambles, Ltd.	594,605	3,771,386	1.4%
CSL, Ltd.	97,785	3,966,000	1.5%
WorleyParsons, Ltd.	145,804	3,787,183	1.4%

		14,233,212
Belgium - 2.2%
Anheuser-Busch InBev NV	79,075	6,147,507	2.2%
Brazil - 1.6%
Banco Bradesco SA, ADR	302,923	4,504,465	1.6%
Canada - 7.6%
CGI Group, Inc. (I)	106,878	2,568,809	0.9%
Potash Corp. of Saskatchewan, Inc.	68,422	2,990,648	1.1%
Suncor Energy, Inc.	145,838	4,217,140	1.5%
OTHER SECURITIES		11,163,774	4.1%

		20,940,371
China - 1.9%
Industrial & Commercial Bank of
China, H Shares	5,058,000	2,828,307	1.0%
OTHER SECURITIES		2,442,789	0.9%

		5,271,096
Denmark - 1.2%
Novo Nordisk A/S	23,279	3,367,798	1.2%
France - 6.2%
Publicis Groupe SA	65,233	2,983,207	1.1%
Schneider Electric SA	49,328	2,748,492	1.0%
OTHER SECURITIES		11,228,825	4.1%

		16,960,524
Germany - 4.4%
Adidas AG	55,056	3,948,771	1.4%
Fresenius Medical Care AG &
Company KGaA	43,836	3,102,783	1.1%
SAP AG	86,159	5,087,991	1.9%

		12,139,545
Hong Kong - 3.1%
China Mobile, Ltd.	316,500	3,482,601	1.3%
Hutchison Whampoa, Ltd.	323,000	2,793,591	1.0%
OTHER SECURITIES		2,150,374	0.8%

		8,426,566
Ireland - 1.6%
WPP PLC	239,428	2,910,083	1.1%

The accompanying notes are an integral part of the financial statements.

38

John Hancock Variable Insurance Trust
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

International Growth Stock Trust (continued)

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS (continued)
Ireland (continued)
OTHER SECURITIES		$1,603,847	0.5%

		4,513,930
Israel - 1.5%
Teva Pharmaceutical
Industries, Ltd., ADR	107,717	4,248,358	1.5%
Japan - 8.4%
Canon, Inc.	102,800	4,116,396	1.5%
Denso Corp.	101,400	3,452,566	1.3%
Keyence Corp.	12,700	3,140,939	1.1%
Toyota Motor Corp.	80,200	3,232,508	1.2%
Yamada Denki Company, Ltd.	68,050	3,473,292	1.3%
OTHER SECURITIES		5,574,917	2.1%

		22,990,618
Mexico - 3.9%
America Movil SAB de CV,
Series L, ADR	170,086	4,432,441	1.6%
Fomento Economico Mexicano SAB
de CV, ADR	33,579	2,996,926	1.1%
Grupo Televisa SAB, ADR	156,984	3,372,016	1.2%

		10,801,383
Netherlands - 3.4%
Royal Dutch Shell PLC, B Shares	100,781	3,517,278	1.3%
Unilever NV	99,030	3,314,574	1.2%
OTHER SECURITIES		2,558,504	0.9%

		9,390,356
Russia - 0.6%		1,539,465	0.6%
Singapore - 2.6%
Keppel Corp., Ltd.	454,200	3,721,758	1.4%
United Overseas Bank, Ltd.	224,000	3,328,766	1.2%

		7,050,524
South Korea - 2.4%
Hyundai Mobis	13,489	3,265,353	1.2%
NHN Corp.	15,615	3,424,383	1.2%

		6,689,736
Spain - 1.1%
Amadeus IT Holding SA, A Shares	137,272	2,907,022	1.1%
Sweden - 2.9%
Swedbank AB, Class A	188,777	2,985,266	1.1%
OTHER SECURITIES		4,942,991	1.8%

		7,928,257
Switzerland - 7.8%
Nestle SA	69,096	4,121,674	1.5%
Novartis AG	51,113	2,851,080	1.0%
Roche Holdings AG	19,871	3,430,280	1.3%
Syngenta AG	12,047	4,112,643	1.5%
OTHER SECURITIES		6,803,420	2.5%

		21,319,097
Taiwan - 1.2%
Taiwan Semiconductor
Manufacturing Company, Ltd.	1,162,000	3,180,550	1.2%
Turkey - 0.9%		2,397,924	0.9%
United Kingdom - 17.0%
BG Group PLC	203,324	4,161,601	1.5%
British American Tobacco PLC	86,221	4,388,504	1.6%
Compass Group PLC	603,180	6,326,895	2.3%
Imperial Tobacco Group PLC	140,139	5,392,139	2.0%
Kingfisher PLC	906,005	4,096,516	1.5%
Next PLC	75,566	3,789,152	1.4%
Reed Elsevier PLC	582,954	4,676,735	1.7%
OTHER SECURITIES		14,021,394	5.1%

		46,852,936

TOTAL COMMON STOCKS (Cost $244,774,097)		$243,801,240

SHORT-TERM INVESTMENTS - 9.6%
Money Market Funds - 9.6%
State Street Institutional Liquid
Reserves Fund, 0.2002% (Y)	26,532,178	26,532,178	9.6%

TOTAL SHORT-TERM
INVESTMENTS (Cost $26,532,178)		$26,532,178

PREFERRED SECURITIES - 1.4%
Germany - 1.4%
Volkswagen AG	23,612	3,743,624	1.4%

TOTAL PREFERRED SECURITIES (Cost $4,113,754)		$3,743,624

Total Investments (International Growth Stock
Trust) (Cost $275,420,029) - 99.7%		$274,077,042	99.7%
Other Assets And Liabilities, Net - 0.3%		771,229	0.3%

TOTAL NET ASSETS - 100.0%		$274,848,271	100.0%

International Opportunities Trust

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS - 93.3%
Argentina - 1.5%
MercadoLibre, Inc.	80,084	$6,070,369	1.5%
Belgium - 2.6%
Anheuser-Busch InBev NV	131,939	10,257,299	2.6%
Brazil - 1.4%
BR Malls Participacoes SA	478,200	5,476,027	1.4%
Canada - 3.3%
Canadian National Railway Company	88,710	7,485,350	1.9%
OTHER SECURITIES		5,377,530	1.4%

		12,862,880
China - 3.6%
Baidu, Inc., ADR (I)	89,311	10,268,979	2.6%
OTHER SECURITIES		3,807,635	1.0%

		14,076,614
Denmark - 2.2%
Novo Nordisk A/S	58,383	8,446,331	2.2%
France - 3.7%
Pernod-Ricard SA	57,473	6,148,257	1.6%
Schneider Electric SA	72,926	4,063,342	1.0%
Unibail-Rodamco SE	22,956	4,235,289	1.1%

		14,446,888
Germany - 5.5%
Adidas AG	93,111	6,678,182	1.7%
BMW AG	94,885	6,875,168	1.8%
Kabel Deutschland Holding AG (I)	129,567	8,063,309	2.1%

		21,616,659
Hong Kong - 6.2%
AIA Group, Ltd.	1,696,000	5,847,717	1.5%
China Unicom Hong Kong, Ltd.	6,774,000	8,492,979	2.2%

The accompanying notes are an integral part of the financial statements.

39

John Hancock Variable Insurance Trust
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

International Opportunities Trust (continued)

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS (continued)
Hong Kong (continued)
Hang Lung Properties, Ltd.	1,980,000	$6,739,985	1.7%
OTHER SECURITIES		3,152,062	0.8%

		24,232,743
Ireland - 4.1%
Accenture PLC, Class A	126,646	7,610,158	1.9%
Shire PLC	296,396	8,518,635	2.2%

		16,128,793
Israel - 2.0%
Check Point
Software Technologies, Ltd. (I)	154,372	7,655,307	2.0%
Japan - 11.8%
Canon, Inc.	186,400	7,463,971	1.9%
FANUC Corp.	46,600	7,656,251	2.0%
Honda Motor Company, Ltd.	302,700	10,544,442	2.7%
Hoya Corp.	184,700	4,069,650	1.0%
Marubeni Corp.	616,000	4,099,938	1.1%
Rakuten, Inc.	752,600	7,793,786	2.0%
Sumitomo Realty &
Development Company, Ltd.	184,000	4,527,287	1.2%

		46,155,325
Luxembourg - 2.6%
Millicom International
Cellular SA, ADR	107,192	10,113,332	2.6%
Mexico - 1.0%
Wal-Mart de Mexico SAB de CV	1,533,400	4,102,569	1.0%
Netherlands - 7.6%
ASML Holding NV	127,440	6,493,999	1.7%
LyondellBasell
Industries NV, Class A	235,382	9,478,833	2.4%
Yandex NV, Class A (I)	229,693	4,375,652	1.1%
Ziggo NV (I)	172,128	5,503,160	1.4%
OTHER SECURITIES		3,808,571	1.0%

		29,660,215
South Korea - 2.6%
Samsung Electronics Company, Ltd.	9,531	10,104,984	2.6%
Spain - 1.6%
Inditex SA	58,921	6,094,179	1.6%
Sweden - 0.7%		2,950,753	0.7%
Switzerland - 10.1%
Julius Baer Group, Ltd.	238,046	8,618,765	2.2%
Nestle SA	178,976	10,676,172	2.7%
Roche Holdings AG	59,216	10,222,306	2.6%
The Swatch Group AG, BR Shares	14,834	5,869,228	1.5%
Xstrata PLC	328,885	4,151,194	1.1%

		39,537,665
Taiwan - 2.0%
Taiwan Semiconductor
Manufacturing
Company, Ltd., ADR	548,050	7,650,778	2.0%
United Kingdom - 13.4%
ARM Holdings PLC	720,777	5,739,839	1.5%
British Sky Broadcasting Group PLC	839,491	9,162,261	2.4%
Intercontinental Hotels Group PLC	165,786	4,006,640	1.0%
Next PLC	80,207	4,021,868	1.0%
Rolls-Royce Holdings PLC	321,726	4,340,377	1.1%
Standard Chartered PLC	463,859	10,112,517	2.6%
Tullow Oil PLC	331,584	7,654,371	2.0%
Whitbread PLC	224,967	7,178,932	1.8%

		52,216,805
United States - 3.8%
Perrigo Company	60,893	7,181,111	1.8%
Wynn Resorts, Ltd.	75,968	7,879,401	2.0%

		15,060,512

TOTAL COMMON STOCKS (Cost $359,983,572)		$364,917,027

SHORT-TERM INVESTMENTS - 5.7%
Money Market Funds - 5.7%
State Street Institutional Treasury
Money Market Fund, 0.0000% (Y)	22,285,992	22,285,992	5.7%

TOTAL SHORT-TERM
INVESTMENTS (Cost $22,285,992)		$22,285,992

Total Investments (International Opportunities
Trust) (Cost $382,269,564) - 99.0%		$387,203,019	99.0%
Other Assets And Liabilities, Net - 1.0%		3,720,057	1.0%

TOTAL NET ASSETS - 100.0%		$390,923,076	100.0%

International Small Company Trust

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS - 99.6%
Australia - 7.3%
Navitas, Ltd.	49,299	$219,584	0.2%
OTHER SECURITIES		6,644,609	7.1%

		6,864,193
Austria - 0.9%		827,393	0.9%
Belgium - 1.1%		1,052,283	1.1%
Bermuda - 0.6%
Catlin Group, Ltd.	29,759	198,533	0.2%
OTHER SECURITIES		369,689	0.4%

		568,222
Canada - 10.2%
Astral Media, Inc.	4,349	208,629	0.2%
Canfor Corp. (I)	16,240	193,649	0.2%
Russel Metals, Inc.	7,189	177,307	0.2%
OTHER SECURITIES		8,940,537	9.6%

		9,520,122
Cayman Islands - 0.0%		23,907	0.0%
China - 0.1%		51,792	0.1%
Colombia - 0.0%		38,405	0.0%
Cyprus - 0.1%		53,603	0.1%
Denmark - 0.8%		705,220	0.8%
Finland - 2.2%
Amer Sports OYJ	22,062	251,816	0.3%
YIT OYJ	21,015	358,716	0.4%
OTHER SECURITIES		1,464,888	1.6%

		2,075,420
France - 3.1%
Etablissements Maurel
et Prom SA (L)	12,266	177,411	0.2%
OTHER SECURITIES		2,768,963	2.9%

		2,946,374
Germany - 4.4%
Aurubis AG	5,323	256,620	0.3%

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS (continued)
Germany (continued)
DVB Bank AG	6,310	$184,860	0.2%
Freenet AG	15,169	220,477	0.2%
Stada Arzneimittel AG	7,746	236,290	0.3%
Wire Card AG (I)(L)	10,022	194,180	0.2%
OTHER SECURITIES		3,071,890	3.2%

		4,164,317
Gibraltar - 0.1%		140,175	0.1%
Greece - 0.6%		543,943	0.6%
Hong Kong - 2.0%		1,871,457	2.0%
Ireland - 1.1%		985,469	1.1%
Isle of Man - 0.0%		13,776	0.0%
Israel - 0.4%		419,545	0.4%
Italy - 2.3%		2,121,429	2.3%
Japan - 26.5%		24,876,867	26.5%
Jersey, C.I. - 0.1%		117,342	0.1%
Liechtenstein - 0.1%		86,939	0.1%
Luxembourg - 0.2%		170,229	0.2%
Malta - 0.0%		34,479	0.0%
Netherlands - 1.9%
ASM International NV	5,593	212,529	0.2%
Nutreco Holding NV	2,973	207,155	0.2%

OTHER SECURITIES		1,325,738	1.5%
		1,745,422
New Zealand - 0.8%		755,763	0.8%
Norway - 0.9%		849,596	0.9%
Papua New Guinea - 0.0%		9,525	0.0%
Peru - 0.1%		54,573	0.1%
Portugal - 0.3%		315,721	0.3%
Russia - 0.0%		10,569	0.0%
Singapore - 1.3%		1,202,465	1.3%
South Africa - 0.0%		26,248	0.0%
Spain - 1.8%
Ebro Foods SA	14,666	252,150	0.3%
Viscofan SA	6,729	289,759	0.3%
OTHER SECURITIES		1,132,107	1.2%

		1,674,016
Sweden - 3.3%
Axis Communications AB	9,260	201,623	0.2%
OTHER SECURITIES		2,856,877	3.1%

		3,058,500
Switzerland - 4.8%
Dufry Group AG (I)	1,855	225,028	0.2%
GAM Holding, Ltd. (I)	25,978	289,209	0.3%
Georg Fischer AG (I)	947	327,640	0.4%
OTHER SECURITIES		3,650,429	3.9%

		4,492,306
Taiwan - 0.0%		0	0.0%
United Arab Emirates - 0.1%		47,922	0.1%
United Kingdom - 19.8%
Ashtead Group PLC	54,314	222,545	0.2%
Aveva Group PLC	8,544	218,473	0.2%
Balfour Beatty PLC	40,039	187,550	0.2%
Barratt Developments PLC (I)	98,477	216,105	0.2%
Berkeley Group Holdings PLC (I)	13,633	302,073	0.3%
Close Brothers Group PLC	15,796	184,973	0.2%
Cookson Group PLC	33,297	308,361	0.3%
D.S. Smith PLC	122,693	284,925	0.3%
Drax Group PLC	30,783	270,550	0.3%
Filtrona PLC	27,028	202,708	0.2%
Halma PLC	49,231	323,432	0.3%
Hikma Pharmaceuticals PLC	17,929	183,437	0.2%
Howden Joinery Group PLC	88,671	177,359	0.2%
IG Group Holdings PLC	25,146	189,325	0.2%
Imagination
Technologies Group PLC (I)	42,994	314,776	0.3%
Intermediate Capital Group PLC	43,942	186,332	0.2%
International Personal Finance PLC	47,051	177,388	0.2%
Melrose PLC	37,529	219,566	0.2%
Micro Focus International PLC	24,502	204,152	0.2%
Persimmon PLC	26,100	249,752	0.3%
Provident Financial PLC	11,386	217,005	0.2%
Rightmove PLC	10,769	268,850	0.3%
Rotork PLC	12,265	378,882	0.4%
Spectris PLC	10,418	250,565	0.3%
Spirax-Sarco Engineering PLC	9,576	298,387	0.3%
Taylor Wimpey PLC	241,540	181,943	0.2%
Telecity Group PLC (I)	16,984	213,832	0.2%
Travis Perkins PLC	18,315	278,863	0.3%
William Hill PLC	51,239	227,145	0.2%
OTHER SECURITIES		11,655,531	12.4%

		18,594,785
United States - 0.3%		267,332	0.3%

TOTAL COMMON STOCKS (Cost $110,918,022)		$93,377,644

Rights 0.0%		184	0.0%

TOTAL RIGHTS (Cost $222)		$184

Warrants 0.0%		14	0.0%

TOTAL WARRANTS (Cost $13)		$14

SECURITIES LENDING COLLATERAL - 4.0%
John Hancock Collateral
Investment Trust, 0.3542% (W)(Y)	377,069	3,773,553	4.0%

TOTAL SECURITIES LENDING
COLLATERAL (Cost $3,773,596)		$3,773,553

SHORT-TERM INVESTMENTS - 0.2%
Money Market Funds - 0.2%		162,454	0.2%

TOTAL SHORT-TERM
INVESTMENTS (Cost $162,454)		$162,454

Total Investments (International Small Company
Trust) (Cost $114,854,307) - 103.8%		$97,313,849	103.8%
Other Assets And Liabilities, Net - (3.8%)		(3,559,533)	(3.8)%

TOTAL NET ASSETS - 100.0%		$93,754,316	100.0%

International Value Trust

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS - 96.0%
Australia - 0.8%		$7,516,390	0.8%
Austria - 0.6%		5,663,893	0.6%

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

International Value Trust (continued)

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS (continued)
Belgium - 0.8%		$7,653,273	0.8%
Brazil - 1.2%		11,537,778	1.2%
Canada - 1.5%		15,028,658	1.5%
China - 1.5%		15,258,167	1.5%
Denmark - 0.4%		3,605,138	0.4%
France - 13.6%
AXA SA (L)	1,248,141	16,705,377	1.7%
BNP Paribas SA	595,546	22,990,327	2.3%
Carrefour SA (L)	594,210	10,979,743	1.1%
France Telecom SA (L)	843,243	11,096,780	1.1%
Sanofi	392,333	29,751,024	3.0%
Societe Generale SA (I)	474,043	11,176,564	1.1%
Total SA	333,336	15,043,166	1.5%
OTHER SECURITIES		16,683,747	1.7%

		134,426,728
Germany - 6.4%
E.ON AG	460,890	9,927,775	1.0%
Merck KGaA	139,160	13,887,033	1.4%
Muenchener Rueckversicherungs AG	119,887	16,914,834	1.7%
Siemens AG	116,271	9,773,471	1.0%
OTHER SECURITIES		12,613,812	1.3%

		63,116,925
Hong Kong - 1.7%
China Mobile, Ltd.	817,000	8,989,843	0.9%
OTHER SECURITIES		8,102,368	0.8%

		17,092,211
India - 1.1%
Reliance Industries, Ltd.	858,497	11,379,768	1.1%
Ireland - 0.8%		8,044,864	0.8%
Italy - 1.2%
UniCredit SpA (I)	3,190,877	12,091,057	1.2%
Japan - 4.9%
NKSJ Holdings, Inc.	495,800	10,567,263	1.1%
Toyota Motor Corp.	354,130	14,273,415	1.5%
Trend Micro, Inc.	367,100	10,838,243	1.1%
OTHER SECURITIES		12,361,491	1.3%

		48,040,412
Netherlands - 11.4%
Aegon NV	2,675,082	12,460,762	1.3%
Akzo Nobel NV	203,570	9,575,919	1.0%
ING Groep NV, ADR (I)	5,634,490	38,014,928	3.9%
Koninklijke Philips Electronics NV	646,505	12,783,727	1.3%
Reed Elsevier NV	772,650	8,838,586	0.9%
Royal Dutch Shell PLC, B Shares	657,396	22,943,259	2.3%
OTHER SECURITIES		8,176,790	0.8%

		112,793,971
Norway - 4.5%
Statoil ASA	858,610	20,531,108	2.1%
Telenor ASA	1,414,455	23,589,634	2.4%

		44,120,742
Russia - 1.2%
Gazprom OAO, ADR	1,209,550	11,490,725	1.2%
Gazprom OAO, ADR
(London Exchange)	4,600	43,544	0.0%

		11,534,269
Singapore - 2.6%
Flextronics International, Ltd. (I)	2,218,370	13,753,894	1.4%
Singapore Telecommunications, Ltd.	4,721,000	12,344,646	1.2%

		26,098,540
South Korea - 6.5%
KB Financial Group, Inc., ADR (L)	644,803	21,078,610	2.1%
POSCO	35,094	11,205,888	1.1%
Samsung Electronics Company, Ltd.	20,471	21,703,823	2.2%
OTHER SECURITIES		10,261,095	1.0%

		64,249,416
Spain - 1.2%
Telefonica SA	932,814	12,306,642	1.2%
Sweden - 0.7%		6,790,803	0.7%
Switzerland - 10.4%
Credit Suisse Group AG	1,451,692	26,520,638	2.7%
Novartis AG	187,480	10,457,624	1.1%
Roche Holdings AG	118,922	20,529,199	2.1%
Swiss Re, Ltd.	251,611	15,806,920	1.6%
UBS AG (I)	1,289,236	15,076,836	1.5%
OTHER SECURITIES		14,142,883	1.4%

		102,534,100
Taiwan - 3.3%
Compal Electronics, Inc.	13,233,334	12,180,863	1.3%
Compal Electronics, Inc., GDR (S)	2,123	9,715	0.0%
Siliconware Precision
Industries Company	9,912,000	10,307,076	1.1%
Taiwan Semiconductor
Manufacturing Company, Ltd.	3,527,581	9,655,463	1.0%

		32,153,117
United Kingdom - 17.7%
Aviva PLC	3,897,310	16,682,371	1.7%
BAE Systems PLC	2,091,561	9,465,111	1.0%
BP PLC	1,840,025	12,328,468	1.3%
G4S PLC	2,910,180	12,726,935	1.3%
GlaxoSmithKline PLC	1,112,124	25,218,354	2.6%
Kingfisher PLC	3,202,510	14,480,200	1.5%
Rexam PLC	1,713,360	11,334,696	1.2%
Tesco PLC	4,151,390	20,179,313	2.1%
Vodafone Group PLC	7,642,088	21,471,485	2.2%
OTHER SECURITIES		30,275,345	3.1%

		174,162,278

TOTAL COMMON STOCKS (Cost $1,147,392,996)		$947,199,140

SECURITIES LENDING COLLATERAL - 5.0%
John Hancock Collateral
Investment Trust,
0.3542% (W)(Y)	4,957,345	49,611,128	5.0%

TOTAL SECURITIES LENDING
COLLATERAL (Cost $49,609,463)		$49,611,128

SHORT-TERM INVESTMENTS - 3.2%
Time Deposits - 3.2%
Bank of Montreal, 0.080%,
07/03/2012 *	$31,000,000	$31,000,000	3.2%

TOTAL SHORT-TERM
INVESTMENTS (Cost $31,000,000)		$31,000,000

Total Investments (International Value
Trust) (Cost $1,228,002,459) - 104.2%		$1,027,810,268	104.2%
Other Assets And Liabilities, Net - (4.2%)		(41,419,561)	(4.2)%

TOTAL NET ASSETS - 100.0%		$986,390,707	100.0%

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Lifestyle Balanced PS Series

	Shares or Principal Amount	Value	% of Net Assets

AFFILIATED INVESTMENT
COMPANIES - 100.0%
Alternative - 20.3%
John Hancock Variable Insurance Trust - 20.3%
Strategic Allocation, Series NAV
(John Hancock) (1)(A)	2,104,734	$25,277,854
Equity (G) - 30.4%
John Hancock Variable Insurance Trust - 30.4%
All Cap Core, Series NAV
(QS Investors)	67,518	1,191,687	1.0%
All Cap Value, Series NAV
(Lord Abbett)	186,505	1,538,668	1.2%
Alpha Opportunities,
Series NAV (Wellington)	224,759	2,993,787	2.4%
Blue Chip Growth, Series NAV (T.
Rowe Price)	121,275	2,791,744	2.2%
Capital Appreciation,
Series NAV (Jennison)	196,315	2,169,284	1.7%
Emerging Markets Value,
Series NAV (DFA)	367,683	3,754,046	3.0%
Equity-Income, Series NAV (T.
Rowe Price)	233,721	3,409,986	2.7%
Fundamental Large Cap Value,
Series NAV (John Hancock) (A)(2)	142,987	1,542,834	1.2%
Fundamental Value,
Series NAV (Davis)	205,408	2,990,735	2.4%
Growth Equity, Series NAV (Rainier)	127,690	1,556,547	1.3%
Heritage, Series NAV
(American Century)	51,302	619,731	0.5%
International Core,
Series NAV (GMO)	214,409	1,865,359	1.5%
International Growth Stock,
Series NAV (Invesco)	67,367	879,811	0.7%
International Opportunities,
Series NAV (Marsico)	113,222	1,242,045	1.0%
International Value,
Series NAV (Franklin)	207,392	2,127,845	1.7%
Mid Cap Stock,
Series NAV (Wellington) (I)	62,183	912,845	0.7%
Mid Cap Value Equity,
Series NAV (Columbia)	51,655	615,722	0.5%
Mid Value, Series NAV (T.
Rowe Price)	80,592	909,883	0.7%
Small Cap Growth,
Series NAV (Wellington)	41,548	431,269	0.3%
Small Cap Value,
Series NAV (Wellington)	27,469	554,317	0.4%
Small Company Growth,
Series NAV (Invesco) (I)	21,743	367,242	0.3%
Small Company Value, Series NAV
(T. Rowe Price)	37,155	656,904	0.5%
Smaller Company Growth,
Series NAV
(Frontier/John
Hancock (2)(A)/Perimeter) (I)	24,347	431,193	0.3%
U.S. Equity, Series NAV (GMO)	172,974	2,383,576	1.9%
Fixed Income (G) - 49.3%
John Hancock Variable Insurance Trust - 49.3%
Bond PS, Series NAV
(John Hancock) (1)(A)	4,709,311	61,456,513	49.3%

TOTAL JOHN HANCOCK VARIABLE
INSURANCE TRUST (Cost $60,335,872)		$61,456,513

Total Investments (Lifestyle Balanced PS Series)
(Cost $120,432,908) - 100.0%		$124,671,427	100.0%
Other Assets And Liabilities, Net - 0.0%		(28,271)	0.0%

TOTAL NET ASSETS - 100.0%		$124,643,156	100.0%

Lifestyle Conservative PS Series

	Shares or Principal Amount	Value	% of Net Assets

AFFILIATED INVESTMENT
COMPANIES - 100.1%
Alternative - 8.2%
John Hancock Variable Insurance Trust - 8.2%
Strategic Allocation, Series NAV
(John Hancock) (1)(A)	305,636	$3,670,690
Equity (G) - 12.4%
John Hancock Variable Insurance Trust - 12.4%
Blue Chip Growth, Series NAV (T.
Rowe Price)	47,447	1,092,222	2.5%
Equity-Income, Series NAV (T.
Rowe Price)	73,865	1,077,694	2.4%
Fundamental Value,
Series NAV (Davis)	47,216	687,458	1.6%
International Core,
Series NAV (GMO)	58,419	508,243	1.1%
International Opportunities,
Series NAV (Marsico)	20,920	229,490	0.5%
International Value,
Series NAV (Franklin)	51,973	533,240	1.2%
Mid Cap Stock,
Series NAV (Wellington) (I)	14,074	206,606	0.5%
Mid Value, Series NAV (T.
Rowe Price)	18,390	207,627	0.5%
Small Cap Growth,
Series NAV (Wellington)	17,713	183,865	0.4%
Small Cap Value,
Series NAV (Wellington)	10,237	206,582	0.5%
U.S. Equity, Series NAV (GMO)	41,081	566,100	1.3%
Fixed Income (G) - 79.5%
John Hancock Variable Insurance Trust - 79.5%
Bond PS, Series NAV
(John Hancock) (1)(A)	2,710,434	35,371,167	79.5%

TOTAL FIXED INCOME (Cost $34,711,012)		$35,371,167

Total Investments (Lifestyle Conservative PS Series)
(Cost $43,318,519) - 100.1%		$44,540,984	100.1%
Other Assets And Liabilities, Net - (0.1%)		(25,352)	(0.1)%

TOTAL NET ASSETS - 100.0%		$44,515,632	100.0%

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Lifestyle Growth PS Series

	Shares or Principal Amount	Value	% of Net Assets

AFFILIATED INVESTMENT
COMPANIES - 100.0%
Equity - 42.3%
John Hancock Variable Insurance Trust (G) - 42.3%
All Cap Core, Series NAV
(QS Investors)	72,525	$1,280,061	0.9%
All Cap Value, Series NAV
(Lord Abbett)	268,715	2,216,896	1.6%
Alpha Opportunities,
Series NAV (Wellington)	339,740	4,525,337	3.3%
Blue Chip Growth, Series NAV (T.
Rowe Price)	177,525	4,086,618	3.0%
Capital Appreciation,
Series NAV (Jennison)	304,807	3,368,121	2.5%
Emerging Markets Value,
Series NAV (DFA)	534,918	5,461,513	4.0%
Equity-Income, Series NAV (T.
Rowe Price)	389,481	5,682,522	4.2%
Fundamental Large Cap Value,
Series NAV (John Hancock) (A)(2)	206,015	2,222,897	1.6%
Fundamental Value,
Series NAV (Davis)	310,489	4,520,724	3.3%
Growth Equity, Series NAV (Rainier)	222,016	2,706,373	2.0%
Heritage, Series NAV
(American Century)	55,693	672,771	0.5%
International Core,
Series NAV (GMO)	322,137	2,802,595	2.1%
International Growth Stock,
Series NAV (Invesco)	92,073	1,202,478	0.9%
International Opportunities,
Series NAV (Marsico)	198,165	2,173,867	1.6%
International Value,
Series NAV (Franklin)	314,657	3,228,378	2.4%
Mid Cap Stock,
Series NAV (Wellington) (I)	86,256	1,266,242	0.9%
Mid Cap Value Equity,
Series NAV (Columbia)	56,075	668,419	0.5%
Mid Value, Series NAV (T.
Rowe Price)	111,443	1,258,188	0.9%
Small Cap Growth,
Series NAV (Wellington)	58,370	605,880	0.4%
Small Cap Opportunities,
Series NAV (DFA/Invesco)	39,486	784,590	0.6%
Small Cap Value,
Series NAV (Wellington)	33,195	669,876	0.5%
Small Company Growth,
Series NAV (Invesco) (I)	31,743	536,146	0.4%
Small Company Value, Series NAV
(T. Rowe Price)	57,393	1,014,707	0.7%
Smaller Company Growth,
Series NAV
(Frontier/John
Hancock (2)(A)/Perimeter) (I)	30,318	536,935	0.4%
U.S. Equity, Series NAV (GMO)	302,421	4,167,362	3.1%
Fixed Income - 29.5%
John Hancock Variable Insurance Trust (G) - 29.5%
Bond PS, Series NAV
(John Hancock) (1)(A)	3,080,031	40,194,410	29.5%

TOTAL JOHN HANCOCK VARIABLE
INSURANCE TRUST (Cost $39,407,858)		$40,194,410

Alternative - 28.2%
John Hancock Variable Insurance Trust (G) - 28.2%
Strategic Allocation, Series NAV
(John Hancock) (1)(A)	3,198,819	38,417,818
Total Investments (Lifestyle Growth PS Series)
(Cost $130,340,760) - 100.0%		$136,271,724	100.0%
Other Assets And Liabilities, Net - 0.0%		(29,395)	0.0%

TOTAL NET ASSETS - 100.0%		$136,242,329	100.0%

Lifestyle Moderate PS Series

	Shares or Principal Amount	Value	% of Net Assets

AFFILIATED INVESTMENT
COMPANIES - 100.0%
Alternative - 16.3%
John Hancock Variable Insurance Trust - 16.3%
Strategic Allocation, Series NAV
(John Hancock) (1)(A)	822,526	$9,878,538
Equity (G) - 24.4%
John Hancock Variable Insurance Trust - 24.4%
All Cap Value, Series NAV
(Lord Abbett)	72,850	601,013	1.0%
Alpha Opportunities,
Series NAV (Wellington)	92,558	1,232,875	2.0%
Blue Chip Growth, Series NAV (T.
Rowe Price)	73,642	1,695,245	2.8%
Capital Appreciation,
Series NAV (Jennison)	125,321	1,384,800	2.3%
Equity-Income, Series NAV (T.
Rowe Price)	129,284	1,886,251	3.1%
Fundamental Large Cap Value,
Series NAV (John Hancock) (A)(2)	55,887	603,019	1.0%
Fundamental Value,
Series NAV (Davis)	84,837	1,235,222	2.0%
International Core,
Series NAV (GMO)	125,267	1,089,820	1.8%
International Growth Stock,
Series NAV (Invesco)	35,563	464,452	0.8%
International Opportunities,
Series NAV (Marsico)	56,380	618,483	1.0%
International Value,
Series NAV (Franklin)	122,040	1,252,127	2.1%
Mid Cap Stock,
Series NAV (Wellington) (I)	37,931	556,831	0.9%
Mid Value, Series NAV (T.
Rowe Price)	49,538	559,281	0.9%
Small Cap Growth,
Series NAV (Wellington)	17,890	185,698	0.3%
Small Cap Value,
Series NAV (Wellington)	12,279	247,799	0.4%
Small Company Growth,
Series NAV (Invesco) (I)	9,179	155,038	0.3%
Small Company Value, Series NAV
(T. Rowe Price)	15,811	279,541	0.5%
Smaller Company Growth,
Series NAV
(Frontier/John
Hancock (2)(A)/Perimeter) (I)	10,528	186,457	0.3%

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Lifestyle Moderate PS Series (continued)

	Shares or Principal Amount	Value	% of Net Assets

AFFILIATED INVESTMENT
COMPANIES (continued)
John Hancock Variable Insurance Trust (continued)
U.S. Equity, Series NAV (GMO)	44,427	$612,198	1.0%
Fixed Income (G) - 59.4%
John Hancock Variable Insurance Trust - 59.4%
Bond PS, Series NAV
(John Hancock) (1)(A)	2,764,797	36,080,603

TOTAL FIXED INCOME (Cost $35,396,866)		$36,080,603

Total Investments (Lifestyle Moderate PS Series)
(Cost $58,727,187) - 100.0%		$60,805,291	100.0%
Other Assets And Liabilities, Net - 0.0%		(28,076)	0.0%

TOTAL NET ASSETS - 100.0%		$60,777,215	100.0%

Mid Cap Stock Trust

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS - 91.4%
Consumer Discretionary - 23.3%
Express, Inc. (I)	397,450	$7,221,667	1.0%
GNC Holdings, Inc., Class A	288,230	11,298,616	1.5%
Hanesbrands, Inc. (I)(L)	410,550	11,384,552	1.5%
Hibbett Sports, Inc. (I)(L)	114,956	6,634,111	0.9%
Jarden Corp.	195,624	8,220,120	1.1%
PVH Corp.	108,820	8,465,108	1.2%
Samsonite International SA	4,331,400	7,321,288	1.0%
Shutterfly, Inc. (I)(L)	253,313	7,774,176	1.1%
Tenneco, Inc. (I)	272,610	7,311,400	1.0%
The Cheesecake Factory, Inc. (I)	261,640	8,362,014	1.1%
TripAdvisor, Inc. (I)(L)	277,650	12,408,179	1.7%
OTHER SECURITIES		76,128,577	10.3%

		172,529,808
Energy - 6.1%
Cabot Oil & Gas Corp.	281,130	11,076,522	1.5%
Southwestern
Energy Company (I)(L)	272,560	8,702,841	1.2%
OTHER SECURITIES		25,287,891	3.4%

		45,067,254
Financials - 3.6%
Host Hotels & Resorts, Inc. (L)	510,880	8,082,122	1.1%
Invesco, Ltd.	332,340	7,510,884	1.0%
M&T Bank Corp. (L)	83,360	6,883,035	0.9%
OTHER SECURITIES		3,806,325	0.6%

		26,282,366
Health Care - 15.9%
Agilent Technologies, Inc.	252,190	9,895,936	1.3%
Catamaran Corp. (I)(L)	167,850	16,652,399	2.3%
Edwards Lifesciences Corp. (I)	186,140	19,228,262	2.6%
HeartWare International, Inc. (I)(L)	111,330	9,886,104	1.3%
Hologic, Inc. (I)	745,550	13,449,722	1.8%
PAREXEL International Corp. (I)	272,400	7,689,852	1.0%
Watson Pharmaceuticals, Inc. (I)	116,150	8,593,939	1.2%
OTHER SECURITIES		31,951,342	4.4%

		117,347,556
Industrials - 13.8%
C.H. Robinson Worldwide, Inc.	129,500	7,579,635	1.0%
Capita PLC	864,264	8,886,971	1.2%
Colfax Corp. (I)	247,570	6,825,505	0.9%
DigitalGlobe, Inc. (I)	469,380	7,115,801	1.0%
Expeditors International
of Washington, Inc.	256,130	9,925,038	1.3%
Flowserve Corp.	69,370	7,960,208	1.1%
IHS, Inc., Class A (I)	107,838	11,617,388	1.6%
Pall Corp. (L)	164,940	9,040,361	1.2%
Polypore International, Inc. (I)(L)	253,360	10,233,210	1.4%
Spirit Airlines, Inc. (I)	367,086	7,143,494	1.0%
OTHER SECURITIES		15,686,370	2.1%

		102,013,981
Information Technology - 25.9%
Activision Blizzard, Inc. (L)	630,740	7,562,573	1.0%
Cadence Design Systems, Inc. (I)(L)	1,193,980	13,121,840	1.8%
Concur Technologies, Inc. (I)(L)	185,750	12,649,575	1.7%
Equinix, Inc. (I)(L)	86,870	15,258,716	2.1%
Gartner, Inc. (I)	166,729	7,177,683	1.0%
IAC/InterActiveCorp	198,150	9,035,640	1.2%
Jabil Circuit, Inc.	366,810	7,457,247	1.0%
LinkedIn Corp., Class A (I)(L)	101,800	10,818,286	1.5%
Salesforce.com, Inc. (I)(L)	90,590	12,524,973	1.7%
Skyworks Solutions, Inc. (I)	462,630	12,662,183	1.7%
Solera Holdings, Inc.	209,440	8,752,497	1.2%
Trimble Navigation, Ltd. (I)	233,162	10,727,784	1.5%
VeriFone Systems, Inc. (I)(L)	266,650	8,823,449	1.2%
OTHER SECURITIES		54,959,542	7.4%

		191,531,988
Materials - 2.8%
Ball Corp.	177,590	7,290,069	1.0%
Crown Holdings, Inc. (I)	214,990	7,415,004	1.0%
OTHER SECURITIES		6,177,973	0.8%

		20,883,046

TOTAL COMMON STOCKS (Cost $618,613,900)		$675,655,999

SECURITIES LENDING COLLATERAL - 24.5%
John Hancock Collateral
Investment Trust,
0.3542% (W)(Y)	18,085,662	180,994,070	24.5%

TOTAL SECURITIES LENDING
COLLATERAL (Cost $180,993,174)		$180,994,070

SHORT-TERM INVESTMENTS - 6.1%
Repurchase Agreement - 6.1%
Deutsche Bank Tri-Party Repurchase
Agreement dated 06/29/2012 at
0.200% to be repurchased at
$45,000,750 on 07/02/2012,
collateralized by $42,743,030
Government National Mortgage
Association, 3.00%-5.00% due
12/20/2026-10/20/2040 (valued at
$45,900,001, including interest)	$45,000,000	$45,000,000	6.1%

TOTAL SHORT-TERM
INVESTMENTS (Cost $45,000,000)		$45,000,000

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Mid Cap Stock Trust (continued)

	Shares or Principal Amount	Value	% of Net Assets

INVESTMENT COMPANIES - 1.5%
Investment Companies - 1.5%
SPDR S&P Midcap
400 ETF Trust (L)	64,240	11,004,312	1.5%

TOTAL INVESTMENT
COMPANIES (Cost $10,783,857)		$11,004,312

Total Investments (Mid Cap Stock Trust)
(Cost $855,390,931) - 123.5%		$912,654,381	123.5%
Other Assets And Liabilities, Net - (23.5%)		(173,927,805)	(23.5)%

TOTAL NET ASSETS - 100.0%		$738,726,576	100.0%

Mid Cap Value Equity Trust

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS - 96.9%
Consumer Discretionary - 11.3%
Macy’s, Inc.	52,769	$1,812,615	1.4%
Penn National Gaming, Inc. (I)	33,602	1,498,313	1.1%
TRW Automotive Holdings Corp. (I)	35,716	1,312,920	1.0%
Virgin Media, Inc. (L)	39,873	972,502	0.7%
Visteon Corp. (I)	26,802	1,005,075	0.8%
OTHER SECURITIES		8,342,152	6.3%

		14,943,577
Consumer Staples - 6.7%
Dean Foods Company (I)	59,928	1,020,574	0.8%
Lorillard, Inc.	26,518	3,499,050	2.6%
Ralcorp Holdings, Inc. (I)	31,331	2,091,031	1.6%
OTHER SECURITIES		2,339,186	1.7%

		8,949,841
Energy - 8.0%
Enbridge, Inc.	89,531	3,574,078	2.7%
Noble Corp. (I)	49,917	1,623,800	1.2%
SM Energy Company	11,521	565,796	0.4%
Whiting Petroleum Corp. (I)	31,370	1,289,934	1.0%
OTHER SECURITIES		3,617,977	2.7%

		10,671,585
Financials - 19.4%
CIT Group, Inc. (I)	126,625	4,512,915	3.4%
Comerica, Inc.	43,402	1,332,875	1.0%
Everest Re Group, Ltd.	16,245	1,681,195	1.3%
Fifth Third Bancorp	98,243	1,316,456	1.0%
Huntington Bancshares, Inc.	184,042	1,177,869	0.9%
Invesco, Ltd.	96,342	2,177,329	1.6%
Lincoln National Corp. (L)	70,991	1,552,573	1.2%
Rayonier, Inc. (L)	24,789	1,113,026	0.8%
Validus Holdings, Ltd.	32,272	1,033,672	0.8%
XL Group PLC	125,713	2,645,002	2.0%
OTHER SECURITIES		7,232,975	5.5%

		25,775,887
Health Care - 9.9%
Agilent Technologies, Inc.	42,876	1,682,454	1.3%
Cigna Corp.	41,721	1,835,724	1.4%
Humana, Inc.	15,763	1,220,687	0.9%
Mylan, Inc. (I)	105,014	2,244,149	1.7%
Teleflex, Inc.	24,968	1,520,801	1.1%
Watson Pharmaceuticals, Inc. (I)	39,607	2,930,522	2.2%
Zimmer Holdings, Inc. (L)	27,248	1,753,681	1.3%

		13,188,018
Industrials - 15.8%
AO Smith Corp.	32,493	1,588,583	1.2%
Chicago Bridge &
Iron Company NV	32,987	1,252,187	0.9%
Cooper Industries PLC	67,758	4,619,740	3.5%
J.B. Hunt
Transport Services, Inc. (L)	29,305	1,746,578	1.3%
Kansas City Southern	30,465	2,119,145	1.6%
L-3 Communications Holdings, Inc.	4,919	364,055	0.3%
Parker Hannifin Corp.	18,274	1,404,905	1.1%
OTHER SECURITIES		7,901,167	6.0%

		20,996,360
Information Technology - 7.1%
Amdocs, Ltd. (I)	30,828	916,208	0.7%
Amphenol Corp., Class A (L)	22,349	1,227,407	0.9%
Avnet, Inc. (I)	48,943	1,510,381	1.1%
LSI Corp. (I)	254,738	1,622,681	1.2%
Microchip Technology, Inc. (L)	47,132	1,559,127	1.2%
OTHER SECURITIES		2,609,160	2.0%

		9,444,964
Materials - 7.8%
Eastman Chemical Company (L)	71,342	3,593,497	2.7%
Nucor Corp.	35,328	1,338,931	1.0%
PPG Industries, Inc.	27,513	2,919,680	2.2%
OTHER SECURITIES		2,508,108	1.9%

		10,360,216
Telecommunication Services - 1.3%
CenturyLink, Inc.	43,145	1,703,797	1.3%
Utilities - 9.6%
CenterPoint Energy, Inc.	74,812	1,546,365	1.2%
DTE Energy Company	30,436	1,805,768	1.4%
Entergy Corp.	16,024	1,087,869	0.8%
Pinnacle West Capital Corp.	25,795	1,334,633	1.0%
Sempra Energy	25,649	1,766,703	1.3%
Wisconsin Energy Corp. (L)	51,981	2,056,888	1.6%
OTHER SECURITIES		3,205,485	2.4%

		12,803,711

TOTAL COMMON STOCKS (Cost $114,223,119)		$128,837,956

CONVERTIBLE BONDS - 0.2%
Materials - 0.2%		$194,846	0.2%

TOTAL CONVERTIBLE BONDS (Cost $233,000)		$194,846

WARRANTS - 0.0%

Energy - 0.0%		53,286	0.0%

TOTAL WARRANTS (Cost $42,615)		$53,286

SECURITIES LENDING COLLATERAL - 12.4%
John Hancock Collateral
Investment Trust,
0.3542% (W)(Y)	1,648,592	16,498,447	12.4%

TOTAL SECURITIES LENDING
COLLATERAL (Cost $16,498,286)		$16,498,447

SHORT-TERM INVESTMENTS - 4.5%
Commercial Paper - 4.4%
Bank of Nova Scotia 0.090%,
07/02/2012 *	$5,800,000	$5,799,986	4.4%

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Mid Cap Value Equity Trust (continued)

	Shares or Principal Amount	Value	% of Net Assets

SHORT-TERM INVESTMENTS (continued)
Repurchase Agreement - 0.1%		$144,000	0.1%

TOTAL SHORT-TERM
INVESTMENTS (Cost $5,943,986)		$5,943,986

Total Investments (Mid Cap Value Equity Trust)
(Cost $136,941,006) - 114.0%		$151,528,521	114.0%
Other Assets And Liabilities, Net - (14.0%)		(18,567,747)	(14.0)%

TOTAL NET ASSETS - 100.0%		$132,960,774	100.0%

Mid Value Trust

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS - 93.0%
Consumer Discretionary - 11.8%
Charter
Communications, Inc., Class A (I)	130,900	$9,276,883	1.3%
DreamWorks
Animation SKG, Inc. (I)(L)	375,000	7,147,500	1.0%
International Game Technology	412,400	6,495,300	0.9%
Mattel, Inc. (L)	246,900	8,009,436	1.1%
The Gap, Inc. (L)	407,900	11,160,144	1.5%
The Washington Post
Company, Class B (L)	17,900	6,691,378	0.9%
OTHER SECURITIES		38,806,084	5.2%

		87,586,725
Consumer Staples - 9.6%
Avon Products, Inc.	412,200	6,681,762	0.9%
Beam, Inc.	110,600	6,911,394	0.9%
Flowers Foods, Inc. (L)	298,800	6,941,124	0.9%
Kellogg Company	142,900	7,049,257	1.0%
Sysco Corp. (L)	321,500	9,583,915	1.3%
The Kroger Company	499,600	11,585,724	1.6%
OTHER SECURITIES		22,671,166	3.0%

		71,424,342
Energy - 8.4%
Exterran Holdings, Inc. (I)(L)	527,922	6,731,006	0.9%
Hess Corp.	231,600	10,063,020	1.4%
Murphy Oil Corp.	200,400	10,078,116	1.4%
Nexen, Inc.	880,700	14,875,023	2.0%
QEP Resources, Inc.	352,400	10,561,428	1.4%
OTHER SECURITIES		9,915,189	1.4%

		62,223,782
Financials - 26.9%
CIT Group, Inc. (I)	377,900	13,468,356	1.8%
E*TRADE Financial Corp. (I)	1,179,544	9,483,534	1.3%
Fidelity National
Financial, Inc., Class A	504,000	9,707,040	1.3%
First American Financial Corp.	596,000	10,108,160	1.4%
Janus Capital Group, Inc. (L)	750,100	5,865,782	0.8%
Lazard, Ltd., Class A	273,400	7,105,666	1.0%
Loews Corp.	183,700	7,515,167	1.0%
Marsh &
McLennan Companies, Inc. (L)	328,000	10,571,440	1.4%
Northern Trust Corp.	367,100	16,893,942	2.3%
The Progressive Corp.	343,100	7,146,773	1.0%
Westamerica Bancorp. (L)	136,600	6,446,154	0.9%
Weyerhaeuser Company	553,836	12,383,773	1.7%
White Mountains
Insurance Group, Ltd.	21,700	11,321,975	1.5%
OTHER SECURITIES		71,449,153	9.7%

		199,466,915
Health Care - 6.7%
HealthSouth Corp. (I)(L)	411,370	9,568,466	1.3%
Hospira, Inc. (I)(L)	292,700	10,238,646	1.4%
Quest Diagnostics, Inc.	122,800	7,355,720	1.0%
OTHER SECURITIES		22,815,430	3.0%

		49,978,262
Industrials - 8.7%
Cintas Corp. (L)	194,200	7,498,062	1.0%
Ingersoll-Rand PLC	148,500	6,263,730	0.8%
Manpower, Inc.	214,000	7,843,100	1.1%
Raytheon Company (L)	153,900	8,709,201	1.2%
Southwest Airlines Company	1,438,400	13,262,048	1.8%
Textron, Inc. (L)	605,300	15,053,811	2.0%
OTHER SECURITIES		6,200,810	0.8%

		64,830,762
Information Technology - 5.7%
CoreLogic, Inc. (I)	490,900	8,988,379	1.2%
Lender Processing Services, Inc.	309,800	7,831,744	1.1%
Molex, Inc., Class A	381,000	7,707,630	1.0%
OTHER SECURITIES		17,577,474	2.4%

		42,105,227
Materials - 6.8%
AngloGold Ashanti, Ltd., ADR (L)	238,600	8,193,524	1.1%
Packaging Corp. of America	251,100	7,091,064	1.0%
Vulcan Materials Company (L)	228,307	9,066,071	1.2%
OTHER SECURITIES		26,319,749	3.5%

		50,670,408
Telecommunication Services - 1.0%
Telephone & Data Systems, Inc. (L)	353,336	7,522,523	1.0%
Utilities - 7.4%
Calpine Corp. (I)	454,100	7,497,191	1.0%
FirstEnergy Corp.	198,811	9,779,513	1.3%
PPL Corp.	350,300	9,741,843	1.3%
OTHER SECURITIES		27,747,703	3.8%

		54,766,250

TOTAL COMMON STOCKS (Cost $644,592,644)		$690,575,196

PREFERRED SECURITIES - 0.1%
PPL Corp., 9.500% (I)	15,000	793,500	0.1%

TOTAL PREFERRED SECURITIES (Cost $755,010)		$793,500

CONVERTIBLE BONDS - 0.2%
Janus Capital Group, Inc.
3.250%, (I)	$721,000	$734,519	0.1%
OTHER SECURITIES		406,979	0.1%

TOTAL CONVERTIBLE BONDS (Cost $1,219,018)		$1,141,498

SECURITIES LENDING COLLATERAL - 22.1%
John Hancock Collateral
Investment Trust,
0.3698% (W)(Y)	16,441,044	164,535,393	22.1%

TOTAL SECURITIES LENDING
COLLATERAL (Cost $164,542,188)		$164,535,393

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Mid Value Trust (continued)

	Shares or Principal Amount	Value	% of Net Assets

SHORT-TERM INVESTMENTS - 7.6%
Money Market Funds - 7.6%
T. Rowe Price Reserve Investment
Fund, 0.1573%	55,280,534	55,280,534	7.4%
OTHER SECURITIES		1,102,071	0.2%

		56,382,605

TOTAL SHORT-TERM
INVESTMENTS (Cost $56,382,605)		$56,382,605

Total Investments (Mid Value Trust)
(Cost $867,491,465) - 123.0%		$913,428,192	123.0%
Other Assets And Liabilities, Net - (23.0%)		(170,680,938)	(23.0)%

TOTAL NET ASSETS - 100.0%		$742,747,254	100.0%

Mutual Shares Trust

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS - 87.8%
Consumer Discretionary - 8.8%
British Sky
Broadcasting Group PLC	469,964	$5,129,219	0.8%
CBS Corp., Class B	163,565	5,361,661	0.9%
News Corp., Class B (L)	420,126	9,461,238	1.6%
Reed Elsevier PLC	790,410	6,341,046	1.0%
Time Warner Cable, Inc.	129,603	10,640,406	1.7%
OTHER SECURITIES		16,903,902	2.8%

		53,837,472
Consumer Staples - 19.4%
Altria Group, Inc.	235,890	8,149,999	1.3%
British American Tobacco PLC	350,490	17,839,354	2.9%
CVS Caremark Corp.	278,707	13,023,978	2.1%
Dr. Pepper Snapple Group, Inc. (L)	138,071	6,040,606	1.0%
General Mills, Inc.	146,031	5,628,035	0.9%
Imperial Tobacco Group PLC	277,620	10,682,006	1.8%
Kraft Foods, Inc., Class A	371,215	14,336,323	2.3%
Lorillard, Inc.	41,748	5,508,649	0.9%
Pernod-Ricard SA	89,061	9,527,429	1.6%
The Kroger Company	331,604	7,689,897	1.3%
OTHER SECURITIES		19,992,373	3.3%

		118,418,649
Energy - 10.6%
Apache Corp.	93,420	8,210,684	1.3%
Baker Hughes, Inc. (L)	172,090	7,072,899	1.2%
CONSOL Energy, Inc. (L)	217,360	6,572,966	1.1%
Marathon Oil Corp.	384,813	9,839,668	1.6%
Marathon Petroleum Corp.	109,879	4,935,765	0.8%
Royal Dutch Shell PLC, A Shares	310,439	10,490,365	1.7%
Transocean, Ltd.	124,900	5,586,777	0.9%
OTHER SECURITIES		12,314,024	2.0%

		65,023,148
Financials - 15.4%
ACE, Ltd.	115,542	8,565,128	1.4%
Alexander’s, Inc.	13,593	5,860,078	1.0%
Alleghany Corp. (I)	18,325	6,225,919	1.0%
American
International Group, Inc. (I)	260,037	8,344,587	1.4%
Morgan Stanley	330,472	4,821,586	0.8%
PNC Financial Services Group, Inc.	171,574	10,484,887	1.7%
White Mountains
Insurance Group, Ltd. (L)	20,381	10,633,787	1.7%
OTHER SECURITIES		39,116,569	6.4%

		94,052,541
Health Care - 12.1%
Amgen, Inc.	72,922	5,326,223	0.9%
Cigna Corp.	157,440	6,927,360	1.1%
Coventry Health Care, Inc.	160,807	5,112,055	0.8%
Medtronic, Inc.	230,685	8,934,430	1.5%
Merck & Company, Inc.	444,780	18,569,565	3.0%
Pfizer, Inc.	487,075	11,202,725	1.8%
OTHER SECURITIES		17,850,933	2.9%

		73,923,291
Industrials - 5.2%
A P Moller Maersk A/S, Series A	950	6,251,826	1.0%
Owens Corning, Inc. (I)	164,695	4,700,395	0.8%
Raytheon Company	101,200	5,726,908	0.9%
OTHER SECURITIES		15,129,297	2.5%

		31,808,426
Information Technology - 7.7%
Cisco Systems, Inc.	393,810	6,761,718	1.1%
Microsoft Corp.	495,256	15,149,881	2.5%
TE Connectivity, Ltd.	166,850	5,324,183	0.9%
Xerox Corp.	1,111,434	8,746,986	1.4%
OTHER SECURITIES		11,290,036	1.8%

		47,272,804
Materials - 3.3%
International Paper Company	282,516	8,167,538	1.3%
OTHER SECURITIES		12,070,940	2.0%

		20,238,478
Telecommunication Services - 2.1%
Vodafone Group PLC	4,203,728	11,810,945	1.9%
OTHER SECURITIES		689,584	0.2%

		12,500,529
Utilities - 3.2%
E.ON AG	237,101	5,107,261	0.8%
Exelon Corp.	139,455	5,246,297	0.9%
NRG Energy, Inc. (I)	223,289	3,876,297	0.6%
OTHER SECURITIES		5,486,794	0.9%

		19,716,649

TOTAL COMMON STOCKS (Cost $499,232,689)		$536,791,987

CORPORATE BONDS - 1.4%
Consumer Discretionary - 0.2%		$1,168,890	0.2%
Energy - 0.1%		892,643	0.1%
Financials - 0.3%
Realogy Corp.
7.875%, (S)	$611,000	597,252	0.1%
Realogy Corp.
9.000%, (S)	270,000	278,100	0.1%
Realogy Corp.
11.500%,	437,000	414,057	0.1%
OTHER SECURITIES		321,625	0.1%

		1,611,034
Utilities - 0.8%
NRG Energy, Inc.
7.375%,	1,715,000	1,783,600	0.3%
OTHER SECURITIES		3,104,730	0.5%

		4,888,330

TOTAL CORPORATE BONDS (Cost $10,617,820)		$8,560,897

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Mutual Shares Trust (continued)

	Shares or Principal Amount	Value	% of Net Assets

CONVERTIBLE BONDS - 0.3%
Financials - 0.3%		$2,172,930	0.3%

TOTAL CONVERTIBLE BONDS (Cost $2,127,658)		$2,172,930

TERM LOANS (M) - 2.7%
Consumer Discretionary - 1.2%		7,195,758	1.2%
Financials - 0.8%
Realogy Corp.
1.615%, 04/08/2016	$225,032	192,121	0.0%
Realogy Corp.
4.490%, 10/10/2016	210,354	197,732	0.0%
Realogy Corp.
4.491%, 10/10/2016	2,943,374	2,766,772	0.5%
Realogy Corp.
13.500%, 10/15/2017	657,000	672,878	0.1%
OTHER SECURITIES		929,223	0.2%

		4,758,726
Utilities - 0.7%		4,452,462	0.7%

TOTAL TERM LOANS (Cost $18,700,191)		$16,406,946

SECURITIES LENDING COLLATERAL - 3.6%
John Hancock Collateral
Investment Trust,
0.3542% (W)(Y)	2,173,813	21,754,656	3.6%

TOTAL SECURITIES LENDING
COLLATERAL (Cost $21,754,228)		$21,754,656

SHORT-TERM INVESTMENTS - 6.1%
Repurchase Agreement - 1.1%
Repurchase Agreement with State
Street Corp. dated 06/29/2012 at
0.010% to be repurchased at
$6,555,005 on 07/02/2012,
collateralized by $6,690,000
Federal Home Loan Bank,
0.230% due 05/21/2013 (valued at
$6,690,000 including interest)	$6,555,000	$6,555,000	1.1%
U.S. Government & Agency
Obligations - 5.0%

Federal Home Loan Bank Discount Notes - 0.7%
4,199,9990.7%
U.S. Treasury Bills
0.050%, 07/12/2012 *	$2,000,000	$1,999,968	0.3%
0.095%, 09/20/2012 *	4,000,000	3,999,356	0.7%
0.105%, 08/09/2012 *	5,000,000	4,999,760	0.8%
0.120%, 11/29/2012 *	1,000,000	999,459	0.2%
0.130%, 11/23/2012 *	500,000	499,760	0.1%
0.135%, 10/11/2012 *	4,000,000	3,998,964	0.7%
0.145%, 12/13/2012 *	3,000,000	2,998,020	0.5%
0.150%, 12/27/2012 *	2,000,000	1,998,492	0.3%
0.575%, 07/05/2012 *	5,000,000	4,999,985	0.8%

		26,493,764

		30,693,763

TOTAL SHORT-TERM INVESTMENTS (Cost $37,247,722)		$37,248,763

Total Investments (Mutual Shares Trust)
(Cost $589,680,308) - 101.9%		$622,936,179	101.9%
Other Assets And Liabilities, Net - (1.9%)		(11,341,010)	(1.9)%

TOTAL NET ASSETS - 100.0%		$611,595,169	100.0%

Natural Resources Trust

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS - 94.8%
Energy - 62.9%
Anadarko Petroleum Corp.	47,900	$3,170,980	1.8%
Baker Hughes, Inc. (L)	102,100	4,196,309	2.3%
BG Group PLC	425,789	8,714,977	4.8%
BP PLC, ADR	109,073	4,421,819	2.4%
Cameron International Corp. (I)	67,800	2,895,738	1.6%
Canadian Natural Resources, Ltd.	70,139	1,881,442	1.0%
Chesapeake Energy Corp. (L)	195,136	3,629,530	2.0%
Chevron Corp.	60,580	6,391,190	3.5%
ConocoPhillips	45,600	2,548,128	1.4%
CONSOL Energy, Inc. (L)	75,042	2,269,270	1.3%
Dril-Quip, Inc. (I)(L)	30,400	1,993,936	1.1%
Encana Corp.	128,308	2,671,771	1.5%
EOG Resources, Inc.	35,435	3,193,048	1.8%
Imperial Oil, Ltd.	125,400	5,231,688	2.9%
Marathon Petroleum Corp.	78,500	3,526,220	1.9%
National Oilwell Varco, Inc.	36,400	2,345,616	1.3%
Noble Corp.	82,000	2,667,460	1.5%
Occidental Petroleum Corp.	22,000	1,886,940	1.0%
Oil Search, Ltd.	477,916	3,260,923	1.8%
Petroleo Brasileiro SA, ADR	140,704	2,641,014	1.5%
Phillips 66 (I)	117,900	3,918,996	2.2%
Pioneer Natural Resources Company	34,700	3,060,887	1.7%
Reliance Industries, Ltd.	142,223	1,885,231	1.0%
Repsol YPF SA	129,145	2,076,418	1.1%
Sasol, Ltd.	61,500	2,610,675	1.4%
Schlumberger, Ltd.	76,100	4,939,651	2.7%
Southwestern
Energy Company (I)(L)	110,000	3,512,300	1.9%
Statoil ASA, ADR (L)	165,400	3,946,444	2.2%
Suncor Energy, Inc.	145,156	4,197,419	2.3%
Tesoro Corp. (I)	98,800	2,466,048	1.4%
Tidewater, Inc.	40,700	1,886,852	1.0%
Whiting Petroleum Corp. (I)(L)	46,800	1,924,416	1.1%
OTHER SECURITIES		8,329,224	4.5%

		114,292,560
Materials - 31.9%
Alumina, Ltd.	2,964,120	2,434,189	1.3%
Anglo American Platinum, Ltd.	37,008	2,203,980	1.2%
ArcelorMittal (L)	171,900	2,624,913	1.5%
Barrick Gold Corp.	61,500	2,316,595	1.3%
BHP Billiton PLC	234,511	6,696,801	3.7%
Compania de Minas
Buenaventura SA, ADR	68,400	2,597,832	1.4%
CRH PLC (London Exchange)	141,650	2,748,795	1.5%
First Quantum Minerals, Ltd.	197,400	3,490,030	1.9%
Fortescue Metals Group, Ltd.	624,226	3,190,235	1.8%
Freeport-McMoRan Copper
& Gold, Inc.	172,300	5,870,261	3.2%
Glencore International PLC	700,653	3,255,056	1.8%
Kinross Gold Corp.	381,000	3,105,150	1.7%
LyondellBasell
Industries NV, Class A	93,500	3,765,245	2.1%
Mongolian Mining Corp. (I)	3,754,500	2,131,336	1.2%
Teck Resources, Ltd., Class B	79,426	2,457,440	1.4%
The Mosaic Company	40,200	2,201,352	1.2%
Vedanta Resources PLC	156,372	2,252,629	1.2%
OTHER SECURITIES		4,519,828	2.5%

		57,861,667

TOTAL COMMON STOCKS (Cost $202,937,328)		$172,154,227

RIGHTS - 0.0%
Energy - 0.0%		73,502	0.0%

TOTAL RIGHTS (Cost $72,485)		$73,502

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Natural Resources Trust (continued)

	Shares or Principal Amount	Value	% of Net Assets

WARRANTS - 1.0%
Morgan Stanley (Expiration date:
03/25/2015, Strike Price:
INR 0.00001) (I)	551,053	1,857,046	1.0%

TOTAL WARRANTS (Cost $3,646,865)		$1,857,046

SECURITIES LENDING COLLATERAL - 14.6%
John Hancock Collateral
Investment Trust,
0.3542% (W)(Y)	2,640,821	26,428,283	14.6%

TOTAL SECURITIES LENDING
COLLATERAL (Cost $26,427,924)		$26,428,283

SHORT-TERM INVESTMENTS - 4.3%
Repurchase Agreement - 4.3%
Deutsche Bank Tri-Party Repurchase
Agreement dated 06/29/2012 at
0.200% to be repurchased at
$7,700,128 on 07/02/2012,
collateralized by $7,156,866
Government National Mortgage
Association, 4.000% 05/20/2042
(valued at $7,854,001
including interest)	$7,700,000	$7,700,000	4.3%

TOTAL SHORT-TERM
INVESTMENTS (Cost $7,700,000)		$7,700,000

Total Investments (Natural Resources Trust)
(Cost $240,784,602) - 114.7%		$208,213,058	114.7%
Other Assets And Liabilities, Net - (14.7%)		(26,634,139)	(14.7)%

TOTAL NET ASSETS - 100.0%		$181,578,919	100.0%

Real Estate Securities Trust

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS - 99.0%
Financials - 99.0%
Diversified Financial Services - 0.0%
BGP Holdings PLC (I)	194,291	$0
Real Estate Investment Trusts - 99.0%
Diversified REITs - 6.0%
Duke Realty Corp.	659,450	9,654,346
PS Business Parks, Inc.	61,550	4,168,166
Vornado Realty Trust	57,700	4,845,646
Washington Real
Estate Investment Trust	212,300	6,039,935

		24,708,093
Industrial REITs - 1.6%
First Potomac Realty Trust	26,800	315,436
Prologis, Inc.	192,549	6,398,403

		6,713,839
Office REITs - 15.0%
Boston Properties, Inc.	224,250	24,301,973
Douglas Emmett, Inc.	546,300	12,619,530
DuPont Fabros Technology, Inc. (L)	277,600	7,928,256
Kilroy Realty Corp. (L)	121,400	5,876,974
SL Green Realty Corp. (L)	147,650	11,847,436

		62,574,169
Residential REITs - 19.7%
Apartment Investment &
Management Company, Class A	221,950	5,999,309
AvalonBay Communities, Inc.	58,348	8,255,075
BRE Properties, Inc.	248,050	12,407,461
Camden Property Trust	231,950	15,696,057
Colonial Properties Trust	209,300	4,633,902
Education Realty Trust, Inc.	126,500	1,401,620
Equity Lifestyle Properties, Inc.	57,450	3,962,327
Equity Residential	195,450	12,188,262
Home Properties, Inc.	144,750	8,881,860
UDR, Inc.	338,250	8,740,380

		82,166,253
Retail REITs - 28.6%
Alexander’s, Inc.	9,500	4,095,545
DDR Corp.	663,000	9,706,320
Federal Realty Investment Trust	139,800	14,551,782
General Growth Properties, Inc.	206,500	3,735,585
Glimcher Realty Trust	874,700	8,939,434
Kimco Realty Corp.	406,200	7,729,986
Pennsylvania Real
Estate Investment Trust	49,850	746,753
Regency Centers Corp.	76,600	3,643,862
Retail Properties Of America, Inc.	340,500	3,309,660
Simon Property Group, Inc.	351,014	54,638,839
Taubman Centers, Inc. (L)	104,950	8,097,942

		119,195,708
Specialized REITs - 28.1%
Chesapeake Lodging Trust	107,050	1,843,401
CubeSmart	367,250	4,285,808
Entertainment Properties Trust (L)	101,594	4,176,529
Extra Space Storage, Inc.	234,850	7,186,410
Health Care REIT, Inc.	472,900	27,570,070
Healthcare Realty Trust, Inc.	370,550	8,833,912
Hospitality Properties Trust	101,050	2,503,009
Host Hotels & Resorts, Inc. (L)	179,650	2,842,063
LaSalle Hotel Properties	124,700	3,633,758
LTC Properties, Inc.	103,450	3,753,166
Pebblebrook Hotel Trust	199,000	4,638,690
Public Storage	96,940	13,999,105
Senior Housing Properties Trust	321,655	7,179,340
Strategic Hotels & Resorts, Inc. (I)	1,008,450	6,514,587
Sunstone Hotel Investors, Inc. (I)	346,300	3,805,837
Ventas, Inc.	229,350	14,476,572

		117,242,257

		412,600,319

		412,600,319

TOTAL COMMON STOCKS (Cost $347,340,053)		$412,600,319

SECURITIES LENDING COLLATERAL - 3.4%
John Hancock Collateral
Investment Trust,
0.3542% (W)(Y)	1,419,235	14,203,135	3.4%

TOTAL SECURITIES LENDING
COLLATERAL (Cost $14,203,495)		$14,203,135

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Real Estate Securities Trust (continued)

	Shares or Principal Amount	Value	% of Net Assets

SHORT-TERM INVESTMENTS - 0.5%
Repurchase Agreement - 0.5%
Repurchase Agreement with State
Street Corp. dated 06/29/2012 at
0.010% to be repurchased at
$2,000,002 on 07/02/2012,
collateralized by $2,035,000
Federal National Mortgage
Association, 0.750% due
11/24/2015 (valued at $2,040,513,
including interest)	$2,000,000	$2,000,000	0.5%

TOTAL SHORT-TERM
INVESTMENTS (Cost $2,000,000)		$2,000,000

Total Investments (Real Estate Securities Trust)
(Cost $363,543,548) - 102.9%		$428,803,454	102.9%
Other Assets And Liabilities, Net - (2.9%)		(11,920,699)	(2.9)%

TOTAL NET ASSETS - 100.0%		$416,882,755	100.0%

Science & Technology Trust

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS - 94.2%
Consumer Discretionary - 5.0%
Amazon.com, Inc. (I)	25,260	$5,768,121	1.6%
Comcast Corp., Class A	81,605	2,608,912	0.7%
priceline.com, Inc. (I)	8,940	5,940,809	1.6%
OTHER SECURITIES		3,856,498	1.1%

		18,174,340
Health Care - 1.3%
Hospira, Inc. (L)(I)	67,600	2,364,648	0.7%
OTHER SECURITIES		2,519,743	0.7%

		4,884,391
Industrials - 0.5%		1,873,714	0.5%
Information Technology - 86.1%
Akamai Technologies, Inc. (I)	82,045	2,604,929	0.7%
Alcatel-Lucent, ADR (L)(I)	1,550,700	2,527,641	0.7%
Apple, Inc. (I)	63,135	36,870,840	10.1%
Applied Materials, Inc.	215,100	2,465,046	0.7%
Ariba, Inc. (I)	76,850	3,439,806	0.9%
Aruba Networks, Inc. (L)(I)	215,700	3,246,285	0.9%
Atmel Corp. (L)(I)	365,000	2,445,500	0.7%
Autodesk, Inc. (I)	93,777	3,281,257	0.9%
Baidu, Inc., ADR (I)	69,300	7,968,114	2.2%
Cisco Systems, Inc.	515,480	8,850,791	2.4%
Dell, Inc. (I)	726,690	9,098,159	2.5%
eBay, Inc. (L)(I)	103,535	4,349,505	1.2%
Electronic Arts, Inc. (I)	270,486	3,340,502	0.9%
EMC Corp. (I)	252,599	6,474,112	1.8%
Fidelity National
Information Services, Inc.	45,240	1,541,779	0.4%
First Solar, Inc. (L)(I)	259,200	3,903,552	1.1%
Fusion-io, Inc. (L)(I)	110,830	2,315,239	0.6%
Google, Inc., Class A (I)	34,940	20,267,646	5.5%
Hitachi, Ltd.	577,000	3,548,620	1.0%
Intel Corp.	340,040	9,062,066	2.5%
International
Business Machines Corp.	25,020	4,893,412	1.3%
Intuit, Inc.	45,966	2,728,082	0.8%
IPG Photonics Corp. (L)(I)	70,600	3,077,454	0.8%
JDS Uniphase Corp. (I)	276,900	3,045,900	0.8%
Juniper Networks, Inc. (I)	212,352	3,463,461	1.0%
Lam Research Corp. (L)(I)	158,245	5,972,166	1.6%
Marvell Technology Group, Ltd.	262,600	2,962,128	0.8%
Micron Technology, Inc. (I)	522,965	3,299,909	0.9%
Microsoft Corp.	1,166,180	35,673,446	9.8%
NetEase.com, Inc., ADR (L)(I)	39,140	2,303,389	0.6%
Nintendo Company, Ltd.	65,000	7,584,468	2.1%
NVIDIA Corp. (I)	349,700	4,832,854	1.3%
ON Semiconductor Corp. (I)	456,000	3,237,600	0.9%
Oracle Corp.	359,675	10,682,348	2.9%
QUALCOMM, Inc.	98,115	5,463,043	1.5%
RealD, Inc. (L)(I)	173,900	2,601,544	0.7%
Red Hat, Inc. (I)	43,100	2,434,288	0.7%
Salesforce.com, Inc. (L)(I)	18,985	2,624,866	0.7%
Samsung Electronics Company, Ltd.	5,905	6,260,616	1.7%
SanDisk Corp. (I)	92,990	3,392,275	0.9%
SINA Corp. (L)(I)	48,068	2,490,403	0.7%
Synaptics, Inc. (L)(I)	83,600	2,393,468	0.7%
TIBCO Software, Inc. (I)	101,925	3,049,596	0.8%
Tokyo Electron, Ltd.	46,500	2,174,640	0.6%
Visa, Inc., Class A	60,525	7,482,706	2.0%
OTHER SECURITIES		43,556,558	11.9%

		315,282,009
Materials - 1.0%
Monsanto Company	44,010	3,643,148	1.0%
Telecommunication Services - 0.3%		1,100,802	0.3%

TOTAL COMMON STOCKS (Cost $353,431,248)		$344,958,404

PREFERRED SECURITIES - 1.0%
Information Technology - 1.0%		3,780,880	1.0%

TOTAL PREFERRED SECURITIES (Cost $2,198,230)		$3,780,880

SECURITIES LENDING COLLATERAL - 10.7%
John Hancock Collateral
Investment Trust,
0.3542% (Y)(W)	3,896,174	38,991,352	10.7%

TOTAL SECURITIES LENDING
COLLATERAL (Cost $38,991,100)		$38,991,352

SHORT-TERM INVESTMENTS - 4.1%
Money Market Funds - 0.3%		970,610	0.3%
Repurchase Agreement - 3.8%
Repurchase Agreement with State
Street Corp. dated 06/29/2012 at
0.010% to be repurchased at
$13,960,012 on 07/02/2012,
collateralized by $14,270,000
U.S. Tresaury Bill, 0.010% due
06/27/2013 (valued
at $14,241,460)	$13,960,000	$13,960,000	3.8%

TOTAL SHORT-TERM
INVESTMENTS (Cost $14,930,610)		$14,930,610

Total Investments (Science & Technology Trust)
(Cost $409,551,188) - 110.0%		$402,661,246	110.0%
Other Assets And Liabilities, Net - (10.0%)		(36,654,113)	(10.0)%

TOTAL NET ASSETS - 100.0%		$366,007,133	100.0%

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Small Cap Growth Trust

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS - 93.7%
Consumer Discretionary - 20.7%
Buffalo Wild Wings, Inc. (I)(L)	41,110	$3,561,770	0.9%
DSW, Inc., Class A	69,700	3,791,680	0.9%
Express, Inc. (I)	262,230	4,764,719	1.2%
GNC Holdings, Inc., Class A (L)	137,010	5,370,792	1.3%
Hanesbrands, Inc. (I)(L)	217,612	6,034,381	1.5%
Hibbett Sports, Inc. (I)(L)	76,120	4,392,885	1.1%
LeapFrog Enterprises, Inc. (I)(L)	203,960	2,092,630	0.5%
PulteGroup, Inc. (I)	377,570	4,039,999	1.0%
Shutterfly, Inc. (I)(L)	173,296	5,318,454	1.3%
The Cheesecake Factory, Inc. (I)(L)	149,882	4,790,229	1.2%
The Children’s Place
Retail Stores, Inc. (I)(L)	80,760	4,024,271	1.0%
TripAdvisor, Inc. (I)(L)	93,216	4,165,823	1.0%
Urban Outfitters, Inc. (I)(L)	88,330	2,437,025	0.6%
OTHER SECURITIES		29,074,562	7.2%

		83,859,220
Consumer Staples - 1.9%
Elizabeth Arden, Inc. (I)	122,626	4,759,115	1.2%
OTHER SECURITIES		3,181,331	0.7%

		7,940,446
Energy - 5.2%
Atwood Oceanics, Inc. (I)	130,130	4,924,119	1.2%
Rex Energy Corp. (I)	354,710	3,976,299	1.0%
Rosetta Resources, Inc. (I)(L)	108,380	3,971,043	1.0%
OTHER SECURITIES		8,262,599	2.0%

		21,134,060
Financials - 5.7%
Coresite Realty Corp.	147,640	3,812,065	0.9%
Pebblebrook Hotel Trust	165,567	3,859,367	1.0%
OTHER SECURITIES		15,319,119	3.8%

		22,990,551
Health Care - 17.8%
Catamaran Corp. (I)(L)	80,166	7,953,269	2.0%
HeartWare International, Inc. (I)(L)	62,375	5,538,900	1.4%
Insulet Corp. (I)(L)	201,000	4,295,370	1.1%
PAREXEL International Corp. (I)	204,471	5,772,216	1.4%
Salix Pharmaceuticals, Ltd. (I)	95,790	5,214,808	1.3%
Seattle Genetics, Inc. (I)(L)	175,540	4,456,961	1.1%
OTHER SECURITIES		39,108,754	9.6%

		72,340,278
Industrials - 15.0%
DigitalGlobe, Inc. (I)	265,083	4,018,658	1.0%
Landstar System, Inc.	130,940	6,772,217	1.7%
Moog, Inc., Class A (I)	111,202	4,598,203	1.1%
Old Dominion
Freight Line, Inc. (I)(L)	122,440	5,300,428	1.3%
Polypore International, Inc. (I)(L)	129,480	5,229,697	1.3%
Spirit Airlines, Inc. (I)	299,010	5,818,735	1.4%
Sykes Enterprises, Inc. (I)	223,755	3,571,130	0.9%
Teledyne Technologies, Inc. (I)(L)	66,293	4,086,963	1.0%
The Advisory Board Company (I)(L)	100,040	4,960,984	1.2%
OTHER SECURITIES		16,489,893	4.1%

		60,846,908
Information Technology - 25.5%
Cadence Design Systems, Inc. (I)(L)	515,790	5,668,530	1.4%
Concur Technologies, Inc. (I)(L)	60,660	4,130,946	1.0%
Cypress Semiconductor Corp. (I)(L)	295,260	3,903,337	1.0%
DealerTrack Holdings, Inc. (I)(L)	121,280	3,651,741	0.9%
IAC/InterActiveCorp	127,470	5,812,632	1.4%
Ixia (I)(L)	297,140	3,571,623	0.9%
Jabil Circuit, Inc.	216,480	4,401,038	1.1%
LivePerson, Inc. (I)(L)	293,959	5,602,859	1.4%
MicroStrategy, Inc., Class A (I)(L)	29,290	3,803,599	0.9%
Sapient Corp. (L)	444,248	4,473,577	1.1%
Skyworks Solutions, Inc. (I)	198,934	5,444,824	1.3%
Solera Holdings, Inc.	113,750	4,753,613	1.2%
Syntel, Inc.	76,380	4,636,266	1.1%
Wright Express Corp. (I)(L)	77,030	4,754,292	1.2%
OTHER SECURITIES		39,027,435	9.6%

		103,636,312
Materials - 1.9%
Methanex Corp. (L)	140,240	3,904,282	1.0%
Silgan Holdings, Inc.	86,258	3,682,354	0.9%
OTHER SECURITIES		245,829	0.0%

		7,832,465

TOTAL COMMON STOCKS (Cost $352,458,673)		$380,580,240

INVESTMENT COMPANIES - 3.7%
Financials - 3.7%
iShares Russell 2000 Growth
Index Fund (L)	162,350	14,850,155	3.7%

TOTAL INVESTMENT
COMPANIES (Cost $15,099,529)		$14,850,155

SECURITIES LENDING COLLATERAL - 27.8%
John Hancock Collateral
Investment Trust,
0.3542% (W)(Y)	11,283,183	112,917,582	27.8%

TOTAL SECURITIES LENDING
COLLATERAL (Cost $112,921,420)		$112,917,582

SHORT-TERM INVESTMENTS - 3.1%
Repurchase Agreement - 3.1%
Deutsche Bank Tri-Party Repurchase
Agreement dated 06/29/2012 at
0.200% to be repurchased at
$12,500,208 on 07/02/2012,
collateralized by $11,863,907
Government National Mortgage
Association, 3.500% due
11/20/2040 (valued at
$12,750,001 including interest),	$12,500,000	$12,500,000	3.1%

TOTAL SHORT-TERM
INVESTMENTS (Cost $12,500,000)		$12,500,000

Total Investments (Small Cap Growth Trust)
(Cost $492,979,622) - 128.3%		$520,847,977	128.3%
Other Assets And Liabilities, Net - (28.3%)		(114,878,373)	(28.3)%

TOTAL NET ASSETS - 100.0%		$405,969,604	100.0%

Small Cap Opportunities Trust

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS - 98.7%
Consumer Discretionary - 15.9%
Genesco, Inc. (I)	13,330	$801,800	0.5%
GNC Holdings, Inc., Class A (L)	25,489	999,169	0.7%
La-Z-Boy, Inc. (I)	66,705	819,804	0.5%
Meritage Homes Corp. (I)(L)	35,700	1,211,658	0.8%

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS (continued)
Consumer Discretionary (continued)
Penske Automotive Group, Inc. (L)	40,010	$849,812	0.6%
Pier 1 Imports, Inc.	50,982	837,634	0.5%
Shutterfly, Inc. (I)(L)	124	3,806	0.0%
Stoneridge, Inc. (I)	76	518	0.0%
The Interpublic Group
of Companies, Inc. (L)	77,820	844,347	0.6%
Valassis Communications, Inc. (I)	503	10,940	0.0%
WMS Industries, Inc. (I)	786	15,681	0.0%
OTHER SECURITIES		18,203,097	11.8%

		24,598,266
Consumer Staples - 3.7%
United Natural Foods, Inc. (I)	15,986	876,992	0.6%
OTHER SECURITIES		4,862,242	3.1%

		5,739,234
Energy - 6.7%		10,312,067	6.7%
Financials - 22.2%
Alexander & Baldwin, Inc. (I)(L)	6,896	367,212	0.2%
American Financial Group, Inc.	33,799	1,325,935	0.9%
Arrow Financial Corp.	200	4,834	0.0%
Arthur J. Gallagher & Company	24,158	847,221	0.6%
CVB Financial Corp. (L)	72,863	848,854	0.6%
DCT Industrial Trust, Inc. (L)	145,100	914,130	0.6%
Douglas Emmett, Inc.	34,400	794,640	0.5%
East West Bancorp, Inc.	36,537	857,158	0.6%
FNB Corp. (L)	75,767	823,587	0.5%
LaSalle Hotel Properties	27,991	815,658	0.5%
Markel Corp. (I)	1,694	748,240	0.5%
Susquehanna Bancshares, Inc.	111,545	1,148,914	0.7%
W.R. Berkley Corp.	21,529	837,909	0.5%
Wintrust Financial Corp. (L)	27,463	974,937	0.6%
WSFS Financial Corp.	53	2,142	0.0%
Zions Bancorporation	44,389	862,034	0.6%
OTHER SECURITIES		22,238,035	14.3%

		34,411,440
Health Care - 8.8%
AMERIGROUP Corp. (I)(L)	12,651	833,827	0.5%
Amsurg Corp. (I)(L)	36,843	1,104,553	0.7%
MedAssets, Inc. (I)	5,638	75,831	0.1%
Merit Medical Systems, Inc. (I)	800	11,048	0.0%
Questcor Pharmaceuticals, Inc. (I)(L)	20,906	1,113,035	0.7%
Teleflex, Inc.	14,685	894,463	0.6%
Universal Health
Services, Inc., Class B	18,529	799,712	0.5%
OTHER SECURITIES		8,747,193	5.7%

		13,579,662
Industrials - 16.2%
Beacon Roofing Supply, Inc. (I)(L)	38,067	960,050	0.6%
Interface, Inc. (L)	63,561	866,336	0.6%
Standard Register Company	900	540	0.0%
Team, Inc. (I)(L)	26,422	823,838	0.5%
Titan International, Inc. (L)	36,921	905,672	0.6%
Trinity Industries, Inc.	35,582	888,838	0.6%
Valmont Industries, Inc.	7,953	962,074	0.6%
Watts Water
Technologies, Inc., Class A	24,397	813,396	0.5%
OTHER SECURITIES		18,807,146	12.2%

		25,027,890
Information Technology - 15.7%
Cymer, Inc. (I)(L)	14,925	879,829	0.6%
Entropic Communications, Inc. (I)	20	113	0.0%
Heartland Payment Systems, Inc.	32,849	988,098	0.6%
Jack Henry & Associates, Inc.	23,883	824,441	0.5%
MAXIMUS, Inc.	17,373	899,053	0.6%
MicroStrategy, Inc., Class A (I)	6,060	786,952	0.5%
OSI Systems, Inc. (I)	17,816	1,128,465	0.7%
Progress Software Corp. (I)	1,004	20,953	0.0%
Semtech Corp. (I)(L)	32,262	784,612	0.5%
TIBCO Software, Inc. (I)	29,458	881,383	0.6%
ValueClick, Inc. (I)(L)	51,596	845,658	0.6%
OTHER SECURITIES		16,334,694	10.5%

		24,374,251
Materials - 8.2%
Eagle Materials, Inc.	32,841	1,226,283	0.8%
FMC Corp.	15,189	812,308	0.5%
Graphic Packaging
Holding Company (I)	183,926	1,011,593	0.7%
Innophos Holdings, Inc.	16,251	917,531	0.6%
Schweitzer-
Mauduit International, Inc.	11,823	805,619	0.5%
OTHER SECURITIES		7,971,459	5.1%

		12,744,793
Telecommunication Services - 0.5%
Atlantic Tele-Network, Inc.	300	10,119	0.0%
OTHER SECURITIES		819,992	0.5%

		830,111
Utilities - 0.8%
UGI Corp.	29,128	857,237	0.6%
OTHER SECURITIES		328,492	0.3%

		1,185,729

TOTAL COMMON STOCKS (Cost $129,235,809)		$152,803,443

PREFERRED SECURITIES - 0.0%
Energy - 0.0%		3,746	0.0%

TOTAL PREFERRED SECURITIES (Cost $4,200)		$3,746

SECURITIES LENDING COLLATERAL - 24.0%
John Hancock Collateral
Investment Trust, 0.3542% (W)(Y)	3,720,891	37,237,193	24.0%

TOTAL SECURITIES LENDING
COLLATERAL (Cost $37,238,289)		$37,237,193

SHORT-TERM INVESTMENTS - 2.2%
Money Market Funds - 2.2%
State Street Institutional Liquid
Reserves Fund, 0.2002% (Y)	3,354,948	3,354,948	2.2%

TOTAL SHORT-TERM
INVESTMENTS (Cost $3,354,948)		$3,354,948

Total Investments (Small Cap Opportunities Trust)
(Cost $169,833,246) - 124.9%		$193,399,330	124.9%
Other Assets And Liabilities, Net - (24.9%)		(38,505,651)	(24.9)%

TOTAL NET ASSETS - 100.0%		$154,893,679	100.0%

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Small Cap Value Trust

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS - 96.4%
Consumer Discretionary - 14.3%
Arbitron, Inc. (L)	332,169	$11,625,915	1.9%
Ascena Retail Group, Inc. (I)	445,900	8,302,658	1.4%
CEC Entertainment, Inc. (L)	203,650	7,406,751	1.2%
Choice Hotels International, Inc. (L)	161,000	6,428,730	1.1%
Fred’s, Inc., Class A (L)	570,300	8,719,887	1.4%
Helen of Troy, Ltd. (I)(L)	239,100	8,103,099	1.3%
Matthews
International Corp., Class A (L)	241,700	7,852,833	1.3%
Stage Stores, Inc. (L)	723,749	13,259,082	2.2%
The Cato Corp., Class A (L)	465,046	14,165,301	2.3%
OTHER SECURITIES		1,778,886	0.3%

		87,643,142
Consumer Staples - 2.4%
Casey’s General Stores, Inc.	165,900	9,786,441	1.6%
OTHER SECURITIES		5,152,751	0.8%

		14,939,192
Energy - 4.3%
GeoResources, Inc. (I)(L)	179,400	6,567,834	1.1%
SEACOR Holdings, Inc. (I)	84,074	7,514,534	1.2%
OTHER SECURITIES		12,536,120	2.0%

		26,618,488
Financials - 20.5%
Ares Capital Corp.	599,666	9,570,669	1.6%
DiamondRock
Hospitality Company (L)	595,788	6,077,038	1.0%
First Midwest Bancorp, Inc. (L)	747,231	8,204,596	1.3%
International Bancshares Corp.	533,010	10,404,355	1.7%
MB Financial, Inc.	285,548	6,150,704	1.0%
Northwest Bancshares, Inc. (L)	836,800	9,798,928	1.6%
Platinum
Underwriters Holdings, Ltd. (L)	207,409	7,902,283	1.3%
Primerica, Inc.	331,900	8,871,687	1.5%
Webster Financial Corp. (L)	474,200	10,271,172	1.7%
OTHER SECURITIES		48,299,521	7.9%

		125,550,953
Health Care - 9.7%
Amsurg Corp. (I)(L)	341,330	10,233,073	1.7%
Charles River
Laboratories International, Inc. (I)	387,700	12,701,052	2.1%
ICON PLC, ADR (I)(L)	641,900	14,462,007	2.4%
ICU Medical, Inc. (I)(L)	132,840	7,090,999	1.2%
STERIS Corp. (L)	199,700	6,264,589	1.0%
OTHER SECURITIES		8,833,506	1.4%

		59,585,226
Industrials - 24.5%
ACCO Brands Corp. (I)(L)	1,115,700	11,536,338	1.9%
Albany International Corp., Class A	497,134	9,301,377	1.5%
Belden, Inc.	447,549	14,925,759	2.4%
Carlisle Companies, Inc.	415,636	22,037,021	3.6%
ESCO Technologies, Inc.	279,102	10,170,477	1.7%
G&K Services, Inc., Class A	286,550	8,937,495	1.5%
GATX Corp. (L)	257,600	9,917,600	1.6%
Genesee &
Wyoming, Inc., Class A (I)(L)	185,325	9,792,573	1.6%
Kirby Corp. (I)(L)	191,900	9,034,652	1.5%
Mueller Industries, Inc. (L)	288,710	12,296,159	2.0%
United Stationers, Inc. (L)	401,788	10,828,187	1.8%
OTHER SECURITIES		21,788,024	3.5%

		150,565,662
Information Technology - 9.0%
Diebold, Inc.	248,800	9,183,208	1.5%
MAXIMUS, Inc.	288,500	14,929,875	2.4%
MTS Systems Corp. (L)	176,768	6,814,406	1.1%
Websense, Inc. (I)(L)	338,600	6,341,978	1.0%
Zebra
Technologies Corp., Class A (I)	182,300	6,263,828	1.0%
OTHER SECURITIES		11,680,291	1.9%

		55,213,586
Materials - 6.7%
AptarGroup, Inc.	151,338	7,725,805	1.3%
Deltic Timber Corp. (L)	128,346	7,826,539	1.3%
Innospec, Inc. (I)	218,550	6,471,266	1.1%
Zep, Inc.	394,050	5,410,307	0.9%
OTHER SECURITIES		13,643,521	2.2%

		41,077,438
Utilities - 5.0%
Atmos Energy Corp.	200,600	7,035,042	1.2%
UNS Energy Corp. (L)	193,500	7,432,335	1.2%
Westar Energy, Inc.	197,600	5,918,120	1.0%
OTHER SECURITIES		10,013,067	1.7%

		30,398,564

TOTAL COMMON STOCKS (Cost $459,519,087)		$591,592,251

SECURITIES LENDING COLLATERAL - 14.5%
John Hancock Collateral
Investment Trust,
0.3542% (W)(Y)	8,897,478	89,042,401	14.5%

TOTAL SECURITIES LENDING
COLLATERAL (Cost $89,044,541)		$89,042,401

SHORT-TERM INVESTMENTS - 3.5%
Repurchase Agreement - 3.5%
Bank of America Tri-Party
Repurchase Agreement dated
06/29/12 at 0.13% to be
repurchased at $21,400,232 on
07/02/12, collateralized by
$5,520,000 Federal Home Loan
Bank, 5.63% due 05/16/2019
(valued at $5,553,496 including
interest). and $16,282,000 Federal
Home Loan Bank, 0.00% due
09/07/2012 (valued at
$16,279,069 including interest).	$21,400,000	$21,400,000	3.5%

TOTAL SHORT-TERM
INVESTMENTS (Cost $21,400,000)		$21,400,000

Total Investments (Small Cap Value Trust)
(Cost $569,963,628) - 114.4%		$702,034,652	114.4%
Other Assets And Liabilities, Net - (14.4%)		(88,400,584)	(14.4)%

TOTAL NET ASSETS - 100.0%		$613,634,068	100.0%

Small Company Growth Trust

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS - 96.3%
Consumer Discretionary - 18.0%
Dick’s Sporting Goods, Inc. (L)	19,391	$930,768	0.9%
DSW, Inc., Class A	15,480	842,112	0.8%

The accompanying notes are an integral part of the financial statements.

54

John Hancock Variable Insurance Trust
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Small Company Growth Trust (continued)

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS (continued)
Consumer Discretionary (continued)
Foot Locker, Inc.	30,442	$930,916	0.9%
Life Time Fitness, Inc. (I)(L)	19,997	930,060	0.9%
Penn National Gaming, Inc. (I)	24,842	1,107,705	1.1%
Pool Corp. (L)	24,071	973,913	0.9%
The Ryland Group, Inc. (L)	43,009	1,100,170	1.1%
Under Armour, Inc., Class A (I)	11,535	1,089,827	1.1%
Vitamin Shoppe, Inc. (I)	19,754	1,085,087	1.1%
WABCO Holdings, Inc. (I)	17,472	924,793	0.9%
OTHER SECURITIES		8,806,080	8.4%

		18,721,431
Consumer Staples - 3.8%
B&G Foods, Inc. (L)	38,677	1,028,808	1.0%
Lancaster Colony Corp. (L)	13,356	951,081	0.9%
Nu Skin
Enterprises, Inc., Class A (L)	21,570	1,011,633	1.0%
OTHER SECURITIES		920,658	0.9%

		3,912,180
Energy - 5.4%		5,635,303	5.4%
Financials - 5.2%
Affiliated Managers Group, Inc. (I)	9,395	1,028,283	1.0%
Brown & Brown, Inc.	34,891	951,478	0.9%
Colonial Properties Trust	37,575	831,911	0.8%
SVB Financial Group (I)	16,006	939,872	0.9%
OTHER SECURITIES		1,636,968	1.6%

		5,388,512
Health Care - 17.2%
BioMarin Pharmaceutical, Inc. (I)(L)	28,589	1,131,553	1.1%
Chemed Corp. (L)	14,342	866,830	0.8%
Incyte Corp. (I)(L)	52,528	1,192,386	1.2%
Myriad Genetics, Inc. (I)	35,220	837,179	0.8%
PAREXEL International Corp. (I)	34,470	973,088	0.9%
Salix Pharmaceuticals, Ltd. (I)	20,565	1,119,559	1.1%
Seattle Genetics, Inc. (I)(L)	33,669	854,856	0.8%
OTHER SECURITIES		10,901,799	10.5%

		17,877,250
Industrials - 13.9%
AO Smith Corp.	18,066	883,247	0.9%
Corrections Corp. of America	37,661	1,109,116	1.1%
Hexcel Corp. (I)(L)	35,708	920,909	0.9%
Hub Group, Inc., Class A (I)	25,573	925,743	0.9%
Lincoln Electric Holdings, Inc.	21,495	941,266	0.9%
Tetra Tech, Inc. (I)	35,418	923,701	0.9%
TransDigm Group, Inc. (I)	11,952	1,605,154	1.6%
Wabtec Corp.	14,018	1,093,544	1.1%
Watsco, Inc. (L)	11,949	881,836	0.9%
OTHER SECURITIES		5,120,502	5.0%

		14,405,018
Information Technology - 27.5%
Alliance Data Systems Corp. (I)	8,759	1,182,465	1.1%
ANSYS, Inc. (I)(L)	13,832	872,938	0.8%
Aspen Technology, Inc. (I)	55,621	1,287,626	1.2%
CommVault Systems, Inc. (I)	23,207	1,150,371	1.1%
CoStar Group, Inc. (I)(L)	16,598	1,347,758	1.3%
Cymer, Inc. (I)(L)	15,639	921,919	0.9%
DealerTrack Holdings, Inc. (I)(L)	27,370	824,111	0.8%
Fair Isaac Corp.	23,563	996,244	1.0%
Informatica Corp. (I)	25,731	1,089,965	1.1%
Littelfuse, Inc.	15,360	873,830	0.8%
Manhattan Associates, Inc. (I)	22,956	1,049,319	1.0%
MICROS Systems, Inc. (I)	18,944	969,933	0.9%
SolarWinds, Inc. (I)	33,742	1,469,802	1.4%
ValueClick, Inc. (I)	54,744	897,254	0.9%
OTHER SECURITIES		13,582,846	13.1%

		28,516,381
Materials - 3.5%		3,634,219	3.5%
Telecommunication Services - 1.1%
SBA
Communications Corp.,
Class A (I)(L)	19,712	1,124,570	1.1%
Utilities - 0.7%		767,106	0.7%

Total Common Stocks (Cost $80,738,745)		$99,981,970

SECURITIES LENDING COLLATERAL - 27.3%
John Hancock Collateral
Investment Trust, 0.3542% (W)(Y)	2,834,254	28,364,082	27.3%

Total Securities Lending Collateral (Cost $28,364,734)		$28,364,082

SHORT-TERM INVESTMENTS - 3.7%
Money Market Funds - 3.7%
State Street Institutional Liquid
Reserves Fund, 0.2002% (Y)	3,843,527	3,843,527	3.7%

Total Short-Term Investments (Cost $3,843,527)		$3,843,527

Total Investments (Small Company Growth Trust)
(Cost $112,947,006) - 127.3%		$132,189,579	127.3%
Other Assets And Liabilities, Net - (27.3%)		(28,363,040)	(27.3)%

TOTAL NET ASSETS - 100.0%		$103,826,539	100.0%

Small Company Value Trust

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS - 96.9%
Consumer Discretionary - 12.3%
Aaron’s, Inc.	298,100	$8,439,211	2.3%
Drew Industries, Inc. (I)(L)	120,100	3,344,785	0.9%
Matthews
International Corp., Class A (L)	96,800	3,145,032	0.9%
Meritage Homes Corp. (I)(L)	109,100	3,702,854	1.0%
Pool Corp. (L)	98,400	3,981,264	1.1%
OTHER SECURITIES		22,241,249	6.1%

		44,854,395
Consumer Staples - 0.7%		2,415,576	0.7%
Energy - 4.4%
Oasis Petroleum, Inc. (I)(L)	133,200	3,220,776	0.9%
OTHER SECURITIES		12,751,276	3.5%

		15,972,052
Financials - 23.2%
Ares Capital Corp.	277,900	4,435,284	1.2%
CBL &
Associates Properties, Inc. (L)	269,100	5,258,214	1.4%
East West Bancorp, Inc.	122,100	2,864,466	0.8%
Home Bancshares, Inc.	114,500	3,501,410	1.0%
Kilroy Realty Corp. (L)	104,000	5,034,640	1.4%
LaSalle Hotel Properties	125,700	3,662,898	1.0%
National Interstate Corp. (L)	112,700	2,996,693	0.8%
ProAssurance Corp.	98,000	8,730,820	2.4%
Signature Bank (I)(L)	47,900	2,920,463	0.8%

The accompanying notes are an integral part of the financial statements.

55

John Hancock Variable Insurance Trust
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Small Company Value Trust (continued)

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS (continued)
Financials (continued)
SVB Financial Group (I)	92,100	$5,408,112	1.5%
Wintrust Financial Corp. (L)	94,200	3,344,100	0.9%
OTHER SECURITIES		36,663,112	10.0%

		84,820,212
Health Care - 5.3%
Owens & Minor, Inc. (L)	184,100	5,638,983	1.5%
West
Pharmaceutical Services, Inc. (L)	72,800	3,675,672	1.0%
OTHER SECURITIES		10,188,058	2.8%

		19,502,713
Industrials - 24.8%
Alaska Air Group, Inc. (I)	131,600	4,724,440	1.3%
Beacon Roofing Supply, Inc. (I)(L)	252,600	6,370,572	1.7%
Belden, Inc.	89,600	2,988,160	0.8%
Genesee &
Wyoming, Inc., Class A (I)	111,000	5,865,240	1.6%
IDEX Corp.	90,900	3,543,282	1.0%
Kirby Corp. (I)(L)	110,200	5,188,216	1.4%
Landstar System, Inc. (L)	160,000	8,275,200	2.3%
McGrath RentCorp	152,900	4,051,850	1.1%
Nordson Corp.	104,500	5,359,805	1.5%
Robbins & Myers, Inc.	92,900	3,885,078	1.1%
Waste Connections, Inc. (L)	118,000	3,530,560	1.0%
Woodward, Inc.	100,600	3,967,664	1.1%
OTHER SECURITIES		32,794,339	9.0%

		90,544,406
Information Technology - 9.9%
Cymer, Inc. (I)	59,600	3,513,420	1.0%
Electro Rent Corp.	180,500	2,929,515	0.8%
Littelfuse, Inc. (L)	63,800	3,629,582	1.0%
Progress Software Corp. (I)(L)	151,300	3,157,631	0.9%
SYNNEX Corp. (I)(L)	85,300	2,941,997	0.8%
OTHER SECURITIES		20,140,805	5.5%

		36,312,950
Materials - 11.2%
American Vanguard Corp.	116,300	3,092,417	0.9%
AptarGroup, Inc.	104,300	5,324,515	1.5%
Carpenter Technology Corp.	74,800	3,578,432	1.0%
Clearwater Paper Corp. (I)	79,200	2,702,304	0.7%
Deltic Timber Corp. (L)	52,300	3,189,254	0.9%
Franco-Nevada Corp.	71,500	3,233,337	0.9%
Innospec, Inc. (I)	141,000	4,175,010	1.1%
Myers Industries, Inc.	173,600	2,978,976	0.8%
Royal Gold, Inc.	48,300	3,786,720	1.0%
OTHER SECURITIES		9,009,951	2.4%

		41,070,916
Telecommunication Services - 0.5%		1,690,073	0.5%
Utilities - 4.6%
Cleco Corp.	104,400	4,367,052	1.2%
El Paso Electric Company	94,000	3,117,040	0.9%
Southwest Gas Corp.	72,100	3,147,165	0.9%
OTHER SECURITIES		6,171,843	1.7%

		16,803,100

TOTAL COMMON STOCKS (Cost $285,008,424)		$353,986,393

PREFERRED SECURITIES - 1.0%
Financials - 1.0%
East West Bancorp., Inc.,
Series A, 8.000%	2,250	3,582,923	1.0%

TOTAL PREFERRED SECURITIES (Cost $2,221,686)		$3,582,923

Investment Companies 0.4%		1,435,956	0.4%
TOTAL INVESTMENT
COMPANIES (Cost $1,209,214)		$1,435,956

SECURITIES LENDING COLLATERAL - 21.6%
John Hancock Collateral
Investment Trust, 0.3542% (W)(Y)	7,886,443	78,924,367	21.6%

TOTAL SECURITIES LENDING
COLLATERAL (Cost $78,927,968)		$78,924,367

SHORT-TERM INVESTMENTS - 1.5%
Money Market Funds - 0.1%		500,000	0.1%
Money Market Funds - 1.4%
T.Rowe Price Reserve Investment
Fund, 0.1573% (Y)	5,125,827	5,125,827	1.4%

TOTAL SHORT-TERM
INVESTMENTS (Cost $5,625,827)		$5,625,827

Total Investments (Small Company Value Trust)
(Cost $372,993,119) - 121.4%		$443,555,466	121.4%
Other Assets And Liabilities, Net - (21.4%)		(78,097,596)	(21.4)%

TOTAL NET ASSETS - 100.0%		$365,457,870	100.0%

Smaller Company Growth Trust

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS - 96.1%
Consumer Discretionary - 12.3%
Chico’s FAS, Inc.	178,524	$2,649,296	1.2%
Grand Canyon Education, Inc. (I)	40,178	841,327	0.4%
Harley-Davidson, Inc.	50,750	2,320,758	1.1%
K12, Inc. (I)(L)	69,959	1,630,045	0.8%
LKQ Corp. (I)	32,430	1,083,162	0.5%
rue21, Inc. (I)(L)	51,956	1,311,369	0.6%
OTHER SECURITIES		16,351,937	7.7%

		26,187,894
Consumer Staples - 2.6%
Harris Teeter Supermarkets, Inc.	20,600	844,394	0.4%
TreeHouse Foods, Inc. (I)	14,650	912,549	0.4%
OTHER SECURITIES		3,790,845	1.8%

		5,547,788
Energy - 8.5%
Carrizo Oil & Gas, Inc. (I)(L)	109,472	2,573,687	1.2%
InterOil Corp. (I)(L)	42,120	2,935,764	1.4%
Kodiak Oil & Gas Corp. (I)(L)	276,914	2,273,464	1.1%
McDermott International, Inc. (I)	236,730	2,637,172	1.2%
Rex Energy Corp. (I)(L)	242,825	2,722,068	1.3%
OTHER SECURITIES		4,989,989	2.3%

		18,132,144
Financials - 7.8%
HCC Insurance Holdings, Inc.	61,710	1,937,694	0.9%
Moody’s Corp.	77,260	2,823,853	1.3%
Raymond James Financial, Inc.	45,610	1,561,686	0.7%
OTHER SECURITIES		10,293,745	4.8%

		16,616,978
Health Care - 17.1%
Catalyst Health Solutions, Inc. (I)	22,534	2,105,577	1.0%

The accompanying notes are an integral part of the financial statements.

56

John Hancock Variable Insurance Trust
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Trust (continued)

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS (continued)
Health Care (continued)
CONMED Corp. (L)	61,200	$1,693,404	0.8%
Haemonetics Corp. (I)(L)	11,389	844,039	0.4%
HMS Holdings Corp. (I)(L)	31,965	1,064,754	0.5%
Illumina, Inc. (I)(L)	35,100	1,417,689	0.7%
Jazz Pharmaceuticals PLC (I)	19,974	899,030	0.4%
MAKO Surgical Corp. (I)(L)	38,070	974,973	0.5%
Questcor
Pharmaceuticals, Inc. (I)(L)	15,590	830,012	0.4%
The Cooper Companies, Inc.	32,744	2,611,661	1.2%
United Therapeutics Corp. (I)	47,070	2,324,317	1.1%
Watson Pharmaceuticals, Inc. (I)	34,910	2,582,991	1.2%
OTHER SECURITIES		19,107,517	9.0%

		36,455,964
Industrials - 16.9%
BE Aerospace, Inc. (I)	63,410	2,768,481	1.3%
Belden, Inc.	92,830	3,095,881	1.5%
Hexcel Corp. (I)(L)	32,213	830,773	0.4%
Hub Group, Inc., Class A (I)	83,360	3,017,632	1.4%
MasTec, Inc. (I)(L)	115,176	1,732,247	0.8%
Quanta Services, Inc. (I)	77,500	1,865,425	0.9%
UTi Worldwide, Inc.	115,435	1,686,505	0.8%
WESCO International, Inc. (I)(L)	24,866	1,431,038	0.7%
OTHER SECURITIES		19,613,481	9.2%

		36,041,463
Information Technology - 23.1%
Alliance Data Systems Corp. (I)(L)	20,260	2,735,100	1.3%
Constant Contact, Inc. (I)(L)	87,010	1,555,739	0.7%
Equinix, Inc. (I)(L)	18,752	3,293,789	1.6%
Fairchild
Semiconductor
International, Inc. (I)	117,430	1,655,763	0.8%
Insight Enterprises, Inc. (I)	131,310	2,209,947	1.0%
Monolithic Power Systems, Inc. (I)	155,117	3,082,175	1.5%
NetApp, Inc. (I)	64,530	2,053,345	1.0%
Rovi Corp. (I)	87,780	1,722,244	0.8%
VeriFone Systems, Inc. (I)	53,610	1,773,955	0.8%
OTHER SECURITIES		29,082,399	13.7%

		49,164,456
Materials - 4.5%
Allegheny Technologies, Inc.	28,000	892,920	0.4%
FMC Corp.	44,020	2,354,190	1.1%
OTHER SECURITIES		6,239,056	3.0%

		9,486,166
Telecommunication Services - 3.3%
Cogent
Communications Group, Inc. (I)	150,152	2,890,426	1.4%
SBA
Communications Corp.,
Class A (I)(L)	59,130	3,373,367	1.6%
OTHER SECURITIES		807,158	0.4%

		7,070,951
Utilities - 0.0%		24,677	0.0%

TOTAL COMMON STOCKS (Cost $181,940,430)		$204,728,481

WARRANTS - 0.0%
Energy - 0.0%		564	0.0%

TOTAL WARRANTS (Cost $0)		$564

SECURITIES LENDING COLLATERAL - 25.0%
John Hancock Collateral
Investment Trust,
0.3542% (W)(Y)	5,326,236	53,302,841	25.0%

TOTAL SECURITIES LENDING
COLLATERAL (Cost $53,304,027)		$53,302,841

SHORT-TERM INVESTMENTS - 3.6%
Repurchase Agreement - 1.5%
Repurchase Agreement with State
Street Corp. dated 06/29/2012 at
0.010% to be repurchased at
$3,278,003 on 07/02/2012,
collateralized by $2,600,000
U.S. Treasury Notes, 2.375%-
5.500% due
05/31/2018-08/15/2028 (valued at
$3,350,311, including interest)	$3,278,000	$3,278,000	1.5%
Money Market Funds - 2.1%
State Street Institutional Liquid
Reserves Fund, 0.2002%	4,365,595	4,365,595	2.1%

TOTAL SHORT-TERM
INVESTMENTS (Cost $7,643,595)		$7,643,595

Total Investments (Smaller Company Growth Trust)
(Cost $242,888,052) - 124.7%		$265,675,481	124.7%
Other Assets And Liabilities, Net - (24.7%)		(52,652,170)	(24.7)%

TOTAL NET ASSETS - 100.0%		$213,023,311	100.0%

Strategic Allocation Trust

	Shares or Principal Amount	Value	% of Net Assets

CORPORATE BONDS - 36.2%
Consumer Discretionary - 6.6%
Best Buy Company, Inc.
6.750%,	$500,000	$521,151	0.7%
BMW US Capital LLC
4.625%,	$500,000	647,619	0.8%
CBS Corp.
5.625%,	400,000	402,300	0.5%
COX Communications, Inc.
4.625%,	300,000	310,528	0.4%
Macy’s Retail Holdings, Inc.
5.875%,	750,000	768,263	1.0%
Time Warner Cable, Inc.
5.400%,	500,000	500,000	0.7%
Volkswagen International
Finance NV
1.625%, (S)	650,000	655,299	0.9%
OTHER SECURITIES		1,293,013	1.7%

		5,098,173
Consumer Staples - 3.4%
Anheuser-Busch InBev
Worldwide, Inc.
2.500%,	350,000	354,902	0.5%
Diageo Finance BV
5.500%,	500,000	518,306	0.7%
Dr. Pepper Snapple Group, Inc.
2.350%,	500,000	503,879	0.7%
Kellogg Company
5.125%,	450,000	458,419	0.6%

The accompanying notes are an integral part of the financial statements.

57

John Hancock Variable Insurance Trust
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Strategic Allocation Trust (continued)

	Shares or Principal Amount	Value	% of Net Assets

CORPORATE BONDS (continued)
Consumer Staples (continued)
Kraft Foods, Inc.
2.625%,	$400,000	$405,936	0.5%
PepsiCo, Inc.
4.650%,	400,000	410,287	0.5%

		2,651,729
Energy - 0.8%		602,726	0.8%
Financials - 14.1%
American Express Centurion Bank
5.550%,	350,000	354,913	0.5%
American International Group, Inc.
4.250%,	500,000	510,004	0.7%
Bank of Montreal
2.125%,	500,000	508,185	0.7%
Bank One Corp.
5.250%,	500,000	512,285	0.7%
Barclays Bank PLC
5.450%,	400,000	403,537	0.5%
BB&T Corp.
3.850%,	800,000	801,686	1.0%
Boston Properties LP
6.250%,	350,000	359,356	0.5%
Capital One Bank
6.500%,	350,000	366,820	0.5%
Citigroup, Inc.
5.300%,	400,000	404,990	0.5%
CommonWealth REIT
6.500%,	400,000	400,434	0.5%
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA
2.650%, (S)	500,000	501,001	0.7%
Credit Suisse New York
3.450%,	325,000	325,000	0.4%
Fifth Third Bancorp
6.250%,	400,000	416,612	0.5%
Hartford Life Institutional Funding
0.787%, (P)(S)	500,000	498,759	0.7%
HSBC Bank PLC
0.866%, (P)(S)	400,000	400,511	0.5%
National City Bank
4.625%,	750,000	772,006	1.0%
Prudential Financial, Inc.
5.150%,	400,000	409,288	0.5%
TD Ameritrade Holding Corp.
2.950%,	500,000	503,872	0.7%
Wachovia Corp.
2.236%, (P)	400,000	405,764	0.5%
OTHER SECURITIES		2,062,179	2.6%

		10,917,202
Health Care - 0.7%
Medco Health Solutions, Inc.
6.125%,	500,000	518,216	0.7%
Industrials - 2.5%
ERAC USA Finance LLC
5.800%, (S)	500,000	506,148	0.7%
John Deere Capital Corp.
4.500%,	500,000	515,152	0.7%
Siemens
Financieringsmaatschappij NV
4.125%,	500,000	646,407	0.8%
OTHER SECURITIES		256,819	0.3%

		1,924,526
Information Technology - 1.0%
Tyco Electronics Group SA
6.000%,	400,000	405,135	0.5%
OTHER SECURITIES		406,678	0.5%

		811,813
Materials - 1.2%
ArcelorMittal
5.375%,	400,000	411,386	0.5%
OTHER SECURITIES		560,030	0.7%

		971,416
Telecommunication Services - 4.9%
Alltel Corp.
6.500%,	750,000	803,921	1.1%
British Telecommunications PLC
5.150%,	500,000	511,214	0.7%
Deutsche Telekom International
Finance BV
5.250%,	750,000	782,806	1.0%
Telecom Italia Capital SA
5.250%,	750,000	751,875	1.0%
Telefonica Emisiones SAU
2.582%,	500,000	492,527	0.6%
Verizon Communications, Inc.
4.350%,	400,000	409,261	0.5%

		3,751,604
Utilities - 1.0%
MidAmerican Energy Holdings
Company
5.875%,	400,000	405,028	0.5%
OTHER SECURITIES		335,372	0.5%

		740,400

TOTAL CORPORATE BONDS (Cost $28,012,745)		$27,987,805

SHORT-TERM INVESTMENTS - 36.3%
U.S. Government - 36.3%
U.S. Treasury Bill *	3,500,000	3,499,941	4.5%
U.S. Treasury Bill *	6,000,000	5,998,057	7.8%
U.S. Treasury Bill *	4,500,000	4,499,656	5.8%
U.S. Treasury Bill *	4,500,000	4,497,535	5.8%
U.S. Treasury Bill *	9,500,000	9,496,663	12.3%

		27,991,852

TOTAL SHORT-TERM
INVESTMENTS (Cost $27,991,852)		$27,991,852

Total Investments (Strategic Allocation Trust)
(Cost $56,004,597) - 72.5%		$55,979,657	72.5%
Other Assets And Liabilities, Net - 27.5%		21,245,351	27.5%

TOTAL NET ASSETS - 100.0%		$77,225,008	100.0%

U.S. Equity Trust

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS - 99.0%
Consumer Discretionary - 8.1%
McDonald’s Corp.	226,751	$20,074,266	2.1%
NIKE, Inc., Class B	102,710	9,015,884	1.0%
Ross Stores, Inc.	59,400	3,710,718	0.4%
TJX Companies, Inc.	182,700	7,843,311	0.8%

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

U.S. Equity Trust (continued)

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS (continued)
Consumer Discretionary (continued)
OTHER SECURITIES		$36,202,581	3.8%

		76,846,760
Consumer Staples - 24.7%
Colgate-Palmolive Company	105,100	10,940,910	1.2%
General Mills, Inc.	122,100	4,705,734	0.5%
Kimberly-Clark Corp.	64,200	5,378,034	0.6%
Lorillard, Inc.	32,520	4,291,014	0.5%
PepsiCo, Inc.	349,276	24,679,842	2.6%
Philip Morris International, Inc.	368,284	32,136,462	3.4%
Reynolds American, Inc.	95,100	4,267,137	0.5%
Sysco Corp.	109,400	3,261,214	0.3%
The Coca-Cola Company	437,500	34,208,125	3.6%
The Estee Lauder
Companies, Inc., Class A	70,062	3,791,755	0.4%
The Hershey Company	48,200	3,471,846	0.4%
The Procter & Gamble Company	563,600	34,520,500	3.6%
Wal-Mart Stores, Inc.	596,780	41,607,502	4.4%
OTHER SECURITIES		27,213,339	2.9%

		234,473,414
Energy - 1.1%
Chevron Corp.	53,501	5,644,356	0.6%
OTHER SECURITIES		5,288,143	0.5%

		10,932,499
Financials - 1.6%		15,113,883	1.6%
Health Care - 30.6%
Abbott Laboratories	440,601	28,405,546	3.0%
Allergan, Inc.	60,074	5,561,050	0.6%
Amgen, Inc.	163,000	11,905,520	1.3%
Baxter International, Inc.	108,701	5,777,458	0.6%
Biogen Idec, Inc. (I)	37,710	5,444,570	0.6%
Bristol-Myers Squibb Company	412,300	14,822,185	1.6%
Eli Lilly & Company	364,701	15,649,320	1.7%
Express Scripts Holding Company (I)	176,000	9,826,080	1.0%
Gilead Sciences, Inc. (I)	104,001	5,333,171	0.6%
Intuitive Surgical, Inc. (I)	9,080	5,028,413	0.5%
Johnson & Johnson	589,700	39,840,132	4.2%
Medtronic, Inc.	251,066	9,723,786	1.0%
Merck & Company, Inc.	870,456	36,341,538	3.8%
Pfizer, Inc.	1,903,194	43,773,462	4.6%
Stryker Corp.	73,800	4,066,380	0.4%
UnitedHealth Group, Inc.	177,222	10,367,487	1.1%
OTHER SECURITIES		38,846,234	4.1%

		290,712,332
Industrials - 2.9%
3M Company	132,800	11,898,880	1.3%
OTHER SECURITIES		15,586,131	1.7%

		27,485,011
Information Technology - 28.1%
Apple, Inc. (I)	46,990	27,442,160	2.9%
Automatic Data Processing, Inc.	70,600	3,929,596	0.4%
Cisco Systems, Inc.	275,019	4,722,076	0.5%
EMC Corp. (I)	148,400	3,803,492	0.4%
Google, Inc., Class A (I)	69,781	40,477,865	4.3%
Hewlett-Packard Company	266,149	5,352,256	0.6%
Intel Corp.	153,900	4,101,435	0.4%
International
Business Machines Corp.	218,192	42,673,991	4.5%
Intuit, Inc.	55,000	3,264,250	0.3%
Mastercard, Inc., Class A	8,420	3,621,526	0.4%
Microsoft Corp.	1,565,736	47,895,864	5.0%
Oracle Corp.	1,179,739	35,038,248	3.7%
QUALCOMM, Inc.	317,402	17,672,943	1.9%
OTHER SECURITIES		27,067,612	2.9%

		267,063,314
Materials - 0.6%		5,662,496	0.6%
Telecommunication Services - 0.7%		6,866,174	0.7%
Utilities - 0.6%		5,790,932	0.6%

TOTAL COMMON STOCKS (Cost $794,002,382)		$940,946,815

SECURITIES LENDING COLLATERAL - 2.1%
John Hancock Collateral
Investment Trust, 0.3542% (W)(Y)	1,996,993	19,985,102	2.1%

TOTAL SECURITIES LENDING
COLLATERAL (Cost $19,984,985)		$19,985,102

SHORT-TERM INVESTMENTS - 0.9%
Money Market Funds - 0.9%
State Street Institutional Treasury
Money Market Fund, 0.0000%, (Y)	8,244,364	8,244,364	0.9%

TOTAL SHORT-TERM
INVESTMENTS (Cost $8,244,364)		$8,244,364

Total Investments (U.S. Equity Trust)
(Cost $822,231,731) - 102.0%		$969,176,281	102.0%
Other Assets And Liabilities, Net - (2.0%)		(19,224,490)	(2.0)%

TOTAL NET ASSETS - 100.0%		$949,951,791	100.0%

Utilities Trust

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS - 89.4%
Consumer Discretionary - 12.2%
Comcast Corp., Special Class A	243,050	$7,631,770	4.0%
Liberty Global, Inc., Series A (I) (L)	36,270	1,800,080	0.9%
Time Warner Cable, Inc. (L)	47,680	3,914,528	2.0%
Virgin Media, Inc. (L)	286,900	6,997,491	3.7%
OTHER SECURITIES		3,053,079	1.6%

		23,396,948
Energy - 13.9%
EQT Corp.	53,920	2,891,730	1.5%
Kinder Morgan, Inc.	157,477	5,073,903	2.6%
QEP Resources, Inc.	78,471	2,351,776	1.2%
Spectra Energy Corp.	90,800	2,638,648	1.4%
The Williams Companies, Inc.	199,341	5,745,008	3.0%
Williams Partners LP	55,780	2,913,947	1.5%
WPX Energy, Inc. (I)	92,657	1,499,190	0.8%
OTHER SECURITIES		3,548,226	1.9%

		26,662,428
Telecommunication Services - 16.6%
American Tower Corp.	29,080	2,032,983	1.1%
CenturyLink, Inc.	56,578	2,234,265	1.2%
Deutsche Telekom AG	176,690	1,938,333	1.0%
Mobile TeleSystems, ADR	85,945	1,478,254	0.8%
SBA
Communications Corp.,
Class A (I) (L)	29,240	1,668,142	0.9%
TDC A/S	307,591	2,138,029	1.1%
Telecom Italia SpA, RSP	3,207,328	2,579,973	1.3%

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Utilities Trust (continued)

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS (continued)
Telecommunication Services (continued)
Telefonica Brasil SA, ADR	108,851	$2,692,974	1.4%
Tim Participacoes SA, ADR	113,334	3,112,152	1.6%
Vodafone Group PLC	1,122,059	3,152,577	1.6%
OTHER SECURITIES		8,909,933	4.6%

		31,937,615
Utilities - 46.7%
American Electric
Power Company, Inc.	58,080	2,317,392	1.2%
Calpine Corp. (I)	244,130	4,030,586	2.1%
CenterPoint Energy, Inc.	116,320	2,404,334	1.3%
CEZ AS (L)	81,011	2,798,610	1.5%
Cia Paranaense de Energia, ADR (L)	39,580	858,094	0.5%
CMS Energy Corp. (L)	248,820	5,847,270	3.1%
Edison International	110,930	5,124,966	2.7%
EDP - Energias de Portugal SA	1,990,748	4,702,938	2.5%
EDP Renovaveis SA (I)	580,511	1,989,235	1.0%
Enagas SA	152,065	2,774,898	1.5%
FirstEnergy Corp.	36,610	1,800,846	0.9%
GDF Suez	95,963	2,289,574	1.2%
GenOn Energy, Inc. (I)	722,270	1,235,082	0.6%
Iberdrola SA (L)	515,981	2,443,115	1.3%
ITC Holdings Corp.	24,540	1,691,051	0.9%
Light SA	116,730	1,441,326	0.8%
National Grid PLC	203,028	2,148,976	1.1%
NextEra Energy, Inc.	53,180	3,659,316	1.9%
Northeast Utilities	53,270	2,067,409	1.1%
NRG Energy, Inc. (I) (L)	170,322	2,956,790	1.5%
OGE Energy Corp.	47,160	2,442,416	1.3%
PPL Corp.	88,901	2,472,337	1.3%
Public Service
Enterprise Group, Inc.	137,670	4,474,275	2.3%
Red Electrica Corp. SA (L)	60,903	2,655,959	1.4%
Sempra Energy (L)	56,430	3,886,898	2.0%
SSE PLC	91,263	1,989,692	1.0%
The AES Corp. (I)	332,650	4,267,900	2.2%
OTHER SECURITIES		12,862,835	6.7%

		89,634,120

TOTAL COMMON STOCKS (Cost $156,297,628)		$171,631,111

PREFERRED SECURITIES - 4.2%
Utilities - 4.2%
Cia Paranaense de Energia	52,500	1,155,340	0.6%
Nextera Energy, Inc., 7.000%	$34,550	1,892,304	1.0%
PPL Corp., 8.750%	37,960	2,029,721	1.1%
PPL Corp., 9.500%	37,290	1,972,641	1.0%
OTHER SECURITIES		955,768	0.5%

		8,005,774

TOTAL PREFERRED SECURITIES (Cost $7,771,510)		$8,005,774

CORPORATE BONDS - 1.6%
Energy - 0.6%		$1,119,150	0.6%
Utilities - 1.0%
GenOn Energy, Inc.
9.875%, 10/15/2020	$1,316,000	1,283,100	0.7%
NRG Energy, Inc.
7.875%, 05/15/2021	500,000	505,000	0.3%
OTHER SECURITIES		271,400	0.1%

		2,059,500

TOTAL CORPORATE BONDS (Cost $3,141,855)		$3,178,650

CONVERTIBLE BONDS - 1.4%
Consumer Discretionary - 0.7%
Virgin Media, Inc.
6.500%, 11/15/2016	888,000	1,327,560	0.7%
Telecommunication Services - 0.7%
SBA Communications Corp.
4.000%, 10/01/2014	677,000	1,305,764	0.7%

TOTAL CONVERTIBLE BONDS (Cost $2,076,123)		$2,633,324

WARRANTS - 0.1%
Energy - 0.1%
Kinder Morgan, Inc. (Expiration
Date: 05/25/2017; Strike Price:
$40.00) (I)	76,488	165,214	0.1%

TOTAL WARRANTS (Cost $107,365)		$165,214

SECURITIES LENDING COLLATERAL - 9.4%
John Hancock Collateral
Investment Trust,
0.3542% (W) (Y)	1,805,067	18,064,390	9.4%

TOTAL SECURITIES LENDING
COLLATERAL (Cost $18,064,159)		$18,064,390

COMMERCIAL PAPER - 2.8%
HSBC Americas, Inc., 0.061%,
07/02/2012 *	$5,349,000	$5,348,991	2.8%

TOTAL COMMERCIAL PAPER (Cost $5,348,991)		$5,348,991

Total Investments (Utilities Trust)
(Cost $192,807,631) - 108.9%		$209,027,454	108.9%
Other Assets And Liabilities, Net - (8.9%)		(17,133,831)	(8.9)%

TOTAL NET ASSETS - 100.0%		$191,893,623	100.0%

Value Trust

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS - 88.7%
Consumer Discretionary - 12.4%
Darden Restaurants, Inc.	205,179	$10,388,213	2.3%
Harley-Davidson, Inc.	123,983	5,669,743	1.2%
Mohawk Industries, Inc. (I)	187,637	13,102,692	2.9%
Newell Rubbermaid, Inc.	882,881	16,015,461	3.5%
Staples, Inc.	906,671	11,832,057	2.6%

		57,008,166
Consumer Staples - 6.2%
Avon Products, Inc.	288,102	4,670,133	1.0%
ConAgra Foods, Inc.	489,497	12,692,657	2.8%
Safeway, Inc.	305,587	5,546,404	1.2%
Sysco Corp.	184,843	5,510,170	1.2%

		28,419,364
Energy - 6.8%
Murphy Oil Corp.	177,176	8,910,181	1.9%
Newfield Exploration Company (I)	92,852	2,721,492	0.6%
Pioneer Natural Resources Company	79,468	7,009,872	1.5%
The Williams Companies, Inc.	306,927	8,845,636	1.9%
WPX Energy, Inc. (I)	229,985	3,721,157	0.8%

		31,208,338
Financials - 19.0%
ACE, Ltd.	170,723	12,655,696	2.8%

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Value Trust (continued)

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS (continued)
Financials (continued)
BB&T Corp.	365,856	$11,286,658	2.5%
Comerica, Inc.	299,213	9,188,831	2.0%
Marsh &
McLennan Companies, Inc.	395,871	12,758,922	2.8%
Northern Trust Corp.	235,835	10,853,127	2.4%
The Charles Schwab Corp.	161,577	2,089,191	0.5%
Weingarten Realty Investors	306,400	8,070,576	1.8%
Willis Group Holdings PLC	261,704	9,549,579	2.1%
Wintrust Financial Corp.	308,426	10,949,123	2.4%

		87,401,703
Health Care - 5.7%
Brookdale Senior Living, Inc. (I)	566,214	10,044,636	2.2%
HealthSouth Corp. (I)	506,465	11,780,376	2.6%
PerkinElmer, Inc.	167,785	4,328,853	1.0%

		26,153,865
Industrials - 7.7%
Ingersoll-Rand PLC	136,151	5,742,849	1.3%
Snap-on, Inc.	229,049	14,258,300	3.1%
Swift Transportation Company (I)	431,830	4,080,794	0.9%
The Babcock &
Wilcox Company (I)	458,448	11,231,976	2.5%

		35,313,919
Information Technology - 13.7%
BMC Software, Inc. (I)	227,632	9,715,334	2.1%
Diebold, Inc.	264,626	9,767,346	2.1%
Fidelity National
Information Services, Inc.	497,819	16,965,672	3.7%
Flextronics International, Ltd. (I)	1,324,847	8,214,051	1.8%
Juniper Networks, Inc. (I)	410,849	6,700,947	1.5%
Zebra
Technologies Corp., Class A (I)	337,032	11,580,420	2.5%

		62,943,770
Materials - 7.0%
Sealed Air Corp.	729,879	11,269,331	2.4%
Sonoco Products Company	299,419	9,027,483	2.0%
W.R. Grace & Company (I)	239,949	12,105,427	2.6%

		32,402,241
Telecommunication Services - 4.0%
tw Telecom, Inc. (I)	723,443	18,563,547	4.0%
Utilities - 6.2%
CenterPoint Energy, Inc.	406,640	8,405,249	1.8%
Edison International	366,775	16,945,005	3.7%
Wisconsin Energy Corp.	85,782	3,394,394	0.7%

		28,744,648

TOTAL COMMON STOCKS (Cost $375,718,821)		$408,159,561

PREFERRED SECURITIES - 0.6%
Health Care - 0.6%
HealthSouth Corp.	2,475	2,623,500	0.6%

TOTAL PREFERRED SECURITIES (Cost $2,061,296)		$2,623,500

CONVERTIBLE BONDS - 1.0%
Health Care - 1.0%
Brookdale Senior Living, Inc.
2.750%, 06/15/2018	$5,094,000	$4,724,685	1.0%

TOTAL CONVERTIBLE BONDS (Cost $4,677,839)		$4,724,685

SHORT-TERM INVESTMENTS - 9.7%
Money Market Funds - 9.7%
State Street Institutional Liquid
Reserves Fund, 0.2002% (Y)	44,769,665	44,769,665	9.7%

TOTAL SHORT-TERM
INVESTMENTS (Cost $44,769,665)		$44,769,665

Total Investments (Value Trust)
(Cost $427,227,621) - 100.0%		$460,277,411	100.0%
Other Assets And Liabilities, Net - 0.0%		24,735	0.0%

TOTAL NET ASSETS - 100.0%		$460,302,146	100.0%

Footnotes
Percentages are based upon net assets.

Key to Currency Abbreviations

INR	- Indian Rupee

Key to Security Abbreviations and Legend

ADR	- American Depositary Receipts
GDR	- Global Depositary Receipts
SPDR	- Standard & Poor’s Depositary Receipts
TBA	- To Be Announced
(A)	The subadviser is an affiliate of the adviser.
(C)	Security purchased on a when-issued or delayed delivery basis.
(D)	All or a portion of this security is segregated at the custodian as collateral pursuant to certain derivative instrument contracts.
(G)	The Portfolio’s sub-adviser is shown parenthetically.
(I)	Non-income producing security.
(L)	All or a portion of the security is on loan as of June 30, 2012.
(M)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(P)	Variable rate obligation. Securities reset coupon rates periodically. The coupon rate shown represents the rate at period end.
(R)

Direct placement securities are restricted to resale and the Fund has limited rights to registration under the Securities Act of 1933. For more information on this security refer to Note 10 of the Notes to Financial Statements.

(S)	The securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold to qualified institutional buyers, in transactions exempt from registration.
(W)	Investment is an affiliate of the Portfolio, the adviser and/or subadviser. Also, it represents the investment of securities lending collateral received.
(Y)	The rate shown is the annualized seven-day yield as of June 30, 2012.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
(1)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.
(2)	Manulife Asset Management (North America) Limited is doing business as John Hancock Asset Management.

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Portfolio of Investments — June 30, 2012 (showing percentage of total net assets)

Certain Portfolios had the following country concentration as a percentage of total net assets on 6-30-12:

Alpha Opportunities Trust
United States	89.3%
Switzerland	1.7%
Canada	1.5%
France	1.5%
United Kingdom	1.4%
Netherlands	1.2%
Japan	0.6%
China	0.4%
Hong Kong	0.4%
Australia	0.3%
Other Countries	1.7%

Capital Appreciation Trust
United States	88.6%
China	2.5%
Denmark	2.1%
Spain	1.8%
Ireland	1.5%
United Kingdom	1.4%
Canada	1.2%
Singapore	0.9%

Core Allocation Plus Trust
United States	87.3%
United Kingdom	2.1%
Japan	1.8%
China	1.3%
Brazil	1.2%
Canada	1.0%
Other Countries	5.3%

Disciplined Diversification Trust
United States	68.9%
Japan	4.6%
United Kingdom	4.4%
Canada	2.4%
Switzerland	1.9%
Australia	1.7%
France	1.6%
Other Countries	14.5%

Emerging Markets Value Trust
South Korea	15.2%
Taiwan	13.0%
Brazil	11.5%
China	9.5%
South Africa	8.7%
India	7.5%
Mexico	6.3%
Russia	5.4%
Hong Kong	4.9%
Malaysia	3.9%
Other Countries	14.1%

Financial Services Trust
United States	76.2%
Canada	7.4%
India	6.3%
Switzerland	4.7%
Bermuda	4.0%
Brazil	1.4%
Fundamental Value Trust
United States	81.4%
Switzerland	5.4%
Canada	4.8%
United Kingdom	3.5%
Hong Kong	2.4%
Netherlands	1.3%
China	0.4%
Mexico	0.4%
Brazil	0.2%
Bermuda	0.2%

Health Sciences Trust
United States	82.3%
Ireland	6.3%
Canada	2.7%
China	1.5%
Germany	1.3%
Thailand	1.0%
Other Countries	4.9%

Mid Cap Value Equity Trust
United States	86.4%
Bermuda	4.1%
Canada	3.6%
Ireland	2.0%
Netherlands	1.5%
Switzerland	1.2%
Other Countries	1.2%

Mutual Shares Trust
United States	76.5%
United Kingdom	10.0%
Switzerland	4.3%
Germany	2.5%
Netherlands	2.2%
France	2.1%
Denmark	1.0%
Other Countries	1.4%

Natural Resources Trust
United States	46.4%
Canada	14.9%
United Kingdom	12.2%
South Africa	3.6%
Switzerland	3.3%
Australia	3.1%
Norway	2.2%
Netherlands	2.1%
Spain	1.9%
Papua New Guinea	1.8%
Other Countries	8.5%

Science & Technology Trust
United States	87.7%
China	3.8%
Japan	3.7%
South Korea	1.7%
France	1.0%
Other Countries	2.1%

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Portfolio of Investments — June 30, 2012 (showing percentage of total net assets)

Certain Portfolios had the following country concentration as a percentage of total net assets on 6-30-12 (continued):

Utilities Trust
United States	67.6%
Brazil	7.4%
Spain	5.1%
United Kingdom	4.1%
Germany	2.9%
Portugal	2.5%
Czech Republic	1.5%
Chile	1.4%
Italy	1.3%
France	1.3%
Denmark	1.1%
Other Countries	3.8%

Certain Portfolios had the following sector distribution as a percentage of total net assets on 6-30-12:

Emerging Markets Value Trust
Financials	33.6%
Materials	16.5%
Energy	15.6%
Industrials	11.0%
Information Technology	6.9%
Consumer Discretionary	6.2%
Consumer Staples	5.4%
Utilities	2.2%
Telecommunication Services	1.4%
Health Care	0.4%
Short-Term Investments & Other	0.8%

Global Trust
Financials	18.6%
Health Care	14.5%
Information Technology	14.0%
Consumer Discretionary	12.4%
Industrials	12.0%
Energy	11.6%
Telecommunication Services	9.3%
Materials	2.6%
Consumer Staples	2.4%
Short-Term Investments & Other	2.6%

International Core Trust
Health Care	15.5%
Energy	12.8%
Financials	12.2%
Consumer Discretionary	10.5%
Telecommunication Services	10.2%
Industrials	10.2%
Consumer Staples	9.5%
Utilities	7.0%
Materials	4.8%
Information Technology	3.4%
Short-Term Investments & Other	3.9%

International Growth Stock Trust
Consumer Discretionary	22.4%
Consumer Staples	12.2%
Information Technology	10.5%
Health Care	9.8%
Energy	9.0%
Industrials	8.9%
Financials	8.2%
Materials	4.5%
Telecommunication Services	3.1%
Utilities	1.4%
Short-Term Investment & Other	10.0%

International Opportunities Trust
Consumer Discretionary	23.0%
Information Technology	19.8%
Financials	11.7%
Health Care	9.5%
Industrials	8.0%
Consumer Staples	8.0%
Telecommunication Services	6.2%
Energy	3.6%
Materials	3.5%
Short-Term Investments & Other	6.7%

International Small Company Trust
Industrials	25.3%
Consumer Discretionary	19.4%
Financials	12.2%
Materials	11.5%
Information Technology	10.7%
Consumer Staples	7.1%
Health Care	5.2%
Energy	5.1%
Utilities	2.0%
Telecommunication Services	1.1%
Short-Term Investments & Other	0.4%

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Portfolio of Investments — June 30, 2012 (showing percentage of total net assets)

Certain Portfolios had the following sector distribution as a percentage of total net assets on 6-30-12 (continued):

International Value Trust
Financials	27.1%
Energy	12.2%
Health Care	11.2%
Telecommunication Services	11.1%
Industrials	10.5%
Information Technology	9.2%
Consumer Discretionary	5.2%
Materials	4.9%
Consumer Staples	3.2%
Utilities	1.4%
Short-Term Investments & Other	4.0%

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of Assets and Liabilities — June 30, 2012 (Unaudited)

Assets	All Cap Core Trust	All Cap Value Trust	Alpha Opportunities Trust	American Asset Allocation Trust
Investments in unaffiliated issuers, at value	$355,659,124	$500,637,217	$858,153,702	$1,623,463,631
Investments in affiliated issuers, at value	24,513,376	43,424,818	71,243,011	—
Repurchase agreements, at value	—	11,840,000	49,400,000	—
Total investments, at value	380,172,500	555,902,035	978,796,713	1,623,463,631
Cash	19,890	—	20,286	—
Foreign currency, at value	—	—	11,788	—
Cash held at broker for futures contracts	468,529	—	—	—
Receivable for investments sold	595,350	5,961,311	15,227,137	712,658
Receivable for fund shares sold	—	5,023	—	47,609
Dividends and interest receivable	577,742	390,126	751,054	—
Receivable for securities lending income	14,671	11,743	121,373	—
Receivable for futures variation margin	103,940	—	—	—
Other assets	419	606	1,152	1,985
Total assets	381,953,041	562,270,844	994,929,503	1,624,225,883

Liabilities
Payable for investments purchased	—	9,625,827	15,916,884	—
Payable for fund shares repurchased	79,281	6,614	13,258	699,597
Payable upon return of securities loaned	24,519,057	43,420,491	71,244,241	—
Payable to affiliates
Accounting and legal services fees	3,760	5,341	9,533	17,228
Trustees’ fees	203	378	627	966
Other liabilities and accrued expenses	34,629	52,228	111,622	53,915
Total liabilities	24,636,930	53,110,879	87,296,165	771,706

Net assets
Paid-in capital	$713,300,115	$462,736,193	$773,886,116	$1,372,310,985
Undistributed net investment income (loss)	2,897,901	3,365,211	3,881,934	2,113,324
Accumulated undistributed net realized gain (loss) on investments	(379,632,810)	26,033,857	91,265,968	(106,063,388)
Net unrealized appreciation (depreciation) on investments	20,750,905	17,024,704	38,599,320	355,093,256
Net assets	$357,316,111	$509,159,965	$907,633,338	$1,623,454,177
Investments in unaffiliated issuers, including repurchase agreements, at cost	$335,012,637	$495,452,601	$868,956,795	$1,268,370,375
Investments in affiliated issuers, at cost	$24,512,898	$43,424,778	$71,243,405	—
Foreign currency, at cost	—	—	$11,812	—
Securities loaned, unaffiliated issuers, at value	$23,838,995	$42,415,023	$69,230,643	—

Net asset value per share

The Portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Series I
Net assets	$71,011,322	$27,957,547	$536,868	$188,539,485
Shares outstanding	4,025,206	3,377,202	40,328	16,001,278
Net asset value, offering price and redemption price per share	$17.64	$8.28	$13.31	$11.78

Series II
Net assets	$7,466,913	$26,945,648	—	$1,283,905,395
Shares outstanding	424,282	3,264,124	—	109,018,203
Net asset value, offering price and redemption price per share	$17.60	$8.26	—	$11.78

Series III
Net assets	—	—	—	$151,009,297
Shares outstanding	—	—	—	12,805,109
Net asset value, offering price and redemption price per share	—	—	—	$11.79

Series NAV
Net assets	$278,837,876	$454,256,770	$907,096,470	—
Shares outstanding	15,799,287	55,075,821	68,095,529	—
Net asset value, offering price and redemption price per share	$17.65	$8.25	$13.32	—

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of Assets and Liabilities — June 30, 2012 (Unaudited)

Assets	American Blue Chip Income and Growth Trust	American Global Growth Trust	American Global Small Capitalization Trust	American Growth Trust
Investments in unaffiliated issuers, at value	$263,123,240	$163,937,512	$87,546,985	$1,109,807,173
Total investments, at value	263,123,240	163,937,512	87,546,985	1,109,807,173
Receivable for fund shares sold	593,338	1,516,060	2,972,252	21,072,800
Other assets	325	204	116	1,411
Total assets	263,716,903	165,453,776	90,519,353	1,130,881,384

Liabilities
Payable for investments purchased	480,930	1,509,542	2,969,508	21,022,195
Payable for fund shares repurchased	106,560	—	157	9,611
Payable to affiliates
Accounting and legal services fees	2,779	1,700	897	11,611
Trustees’ fees	150	155	80	876
Other liabilities and accrued expenses	23,400	22,580	21,562	43,801
Total liabilities	613,819	1,533,977	2,992,204	21,088,094

Net assets
Paid-in capital	$239,002,019	$202,365,491	$108,672,573	$1,153,075,395
Undistributed net investment income (loss)	387,432	(562,774)	792,669	(751,709)
Accumulated undistributed net realized gain (loss) on investments	(30,214,443)	(39,339,163)	(35,794,125)	(127,362,512)
Net unrealized appreciation (depreciation) on investments	53,928,076	1,456,245	13,856,032	84,832,116
Net assets	$263,103,084	$163,919,799	$87,527,149	$1,109,793,290
Investments in unaffiliated issuers, including repurchase agreements, at cost	$209,195,164	$162,481,267	$73,690,953	$1,024,975,057

Net asset value per share

The Portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Series I
Net assets	$19,980,148	$1,417,689	$557,378	$90,258,942
Shares outstanding	1,670,588	128,979	65,077	5,620,504
Net asset value, offering price and redemption price per share	$11.96	$10.99	$8.56	$16.06

Series II
Net assets	$69,969,597	$158,679,419	$53,790,451	$916,375,610
Shares outstanding	5,850,459	14,468,975	6,307,713	57,275,920
Net asset value, offering price and redemption price per share	$11.96	$10.97	$8.53	$16.00

Series III
Net assets	$173,153,339	$3,822,691	$33,179,320	$103,158,738
Shares outstanding	14,470,348	348,303	3,880,087	6,439,831
Net asset value, offering price and redemption price per share	$11.97	$10.98	$8.55	$16.02

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of Assets and Liabilities — June 30, 2012 (Unaudited)

Assets	American Growth-Income Trust	American High-Income Bond Trust	American International Trust	American New World Trust
Investments in unaffiliated issuers, at value	$1,043,046,204	$98,342,823	$686,596,734	$74,466,039
Total investments, at value	1,043,046,204	98,342,823	686,596,734	74,466,039
Receivable for investments sold	483,301	1,414,462	—	—
Receivable for fund shares sold	234,414	—	18,732,919	339,619
Other assets	1,326	126	883	117
Total assets	1,043,765,245	99,757,411	705,330,536	74,805,775

Liabilities
Payable for investments purchased	—	—	18,707,544	336,733
Payable for fund shares repurchased	678,820	1,411,589	—	—
Payable to affiliates
Accounting and legal services fees	11,022	1,071	6,990	781
Trustees’ fees	825	69	490	57
Other liabilities and accrued expenses	41,095	20,152	34,504	19,643
Total liabilities	731,762	1,432,881	18,749,528	357,214

Net assets
Paid-in capital	$1,052,115,503	$99,087,318	$860,922,935	$85,070,300
Undistributed net investment income (loss)	(153,902)	1,079,176	(1,941,140)	(231,529)
Accumulated undistributed net realized gain (loss) on investments	(134,475,161)	(4,835,496)	(89,580,124)	(11,940,004)
Net unrealized appreciation (depreciation) on investments	125,547,043	2,993,532	(82,820,663)	1,549,794
Net assets	$1,043,033,483	$98,324,530	$686,581,008	$74,448,561
Investments in unaffiliated issuers, including repurchase agreements, at cost	$917,499,161	$95,349,291	$769,417,397	$72,916,245

Net asset value per share

The Portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Series I
Net assets	$194,678,460	$2,213,261	$76,910,936	$8,416,310
Shares outstanding	12,488,956	203,224	5,356,575	693,556
Net asset value, offering price and redemption price per share	$15.59	$10.89	$14.36	$12.14

Series II
Net assets	$770,218,883	$53,368,320	$561,257,218	$63,377,401
Shares outstanding	49,515,078	4,910,950	39,140,570	5,228,921
Net asset value, offering price and redemption price per share	$15.56	$10.87	$14.34	$12.12

Series III
Net assets	$78,136,140	$42,742,949	$48,412,854	$2,654,850
Shares outstanding	5,015,738	3,930,517	3,378,015	219,030
Net asset value, offering price and redemption price per share	$15.58	$10.87	$14.33	$12.12

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of Assets and Liabilities — June 30, 2012 (Unaudited)

Assets	Blue Chip Growth Trust	Capital Appreciation Trust	Capital Appreciation Value Trust	Core Allocation Plus Trust
Investments in unaffiliated issuers, at value	$1,756,011,000	$1,052,335,809	$317,541,726	$160,151,514
Investments in affiliated issuers, at value	62,175,318	46,976,090	7,961,919	8,163,001
Repurchase agreements, at value	—	—	4,114,000	15,800,000
Total investments, at value	1,818,186,318	1,099,311,899	329,617,645	184,114,515
Cash	—	—	101	393
Foreign currency, at value	—	—	—	31,788
Cash held at broker for futures contracts	—	—	—	942,528
Receivable for investments sold	9,687,059	12,106,167	3,591,752	5,287,202
Receivable for delayed delivery securities sold	—	—	—	317,875
Receivable for forward foreign currency exchange contracts	—	—	—	57,282
Receivable for fund shares sold	959,437	272,705	8,011	34,079
Dividends and interest receivable	1,210,860	520,239	641,289	614,660
Receivable for securities lending income	38,115	17,363	1,922	6,942
Swap contracts, at value	—	—	—	164,985
Receivable for futures variation margin	—	—	—	612,170
Other assets	2,109	1,246	417	319
Total assets	1,830,083,898	1,112,229,619	333,861,137	192,184,738

Liabilities
Payable for investments purchased	4,730,720	5,476,346	2,398,909	5,171,180
Payable for delayed delivery securities purchased	—	—	—	4,598,031
Payable for forward foreign currency exchange contracts	—	—	—	13,990
Payable for fund shares repurchased	169,946	232,910	11,460	73,440
Payable upon return of securities loaned	62,186,214	46,980,825	7,963,025	8,163,330
Written options, at value	—	—	1,823,959	—
Swap contracts, at value	—	—	—	359,100
Payable to affiliates
Accounting and legal services fees	18,741	11,311	3,434	1,836
Trustees’ fees	1,234	899	218	99
Other liabilities and accrued expenses	76,494	64,741	42,595	56,942
Total liabilities	67,183,349	52,767,032	12,243,600	18,437,948

Net assets
Paid-in capital	$1,561,191,375	$943,572,688	$246,832,679	$144,768,862
Undistributed net investment income (loss)	2,278,044	1,518,116	2,772,437	1,614,649
Accumulated undistributed net realized gain (loss) on investments	(300,440,368)	(110,551,032)	50,264,668	20,240,028
Net unrealized appreciation (depreciation) on investments	499,871,498	224,922,815	21,747,753	7,123,251
Net assets	$1,762,900,549	$1,059,462,587	$321,617,537	$173,746,790
Investments in unaffiliated issuers, including repurchase agreements, at cost	$1,256,140,756	$827,413,608	$299,393,682	$169,616,553
Investments in affiliated issuers, at cost	$62,174,064	$46,975,463	$7,961,848	$8,163,190
Foreign currency, at cost	—	—	—	$31,888
Premiums received on written options	—	—	$1,309,686	—
Net unamortized upfront payment on swaps	—	—	—	($170,827)
Securities loaned, unaffiliated issuers, at value	$60,757,621	$45,985,180	$7,798,399	$7,942,523

Net asset value per share

The Portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Series I
Net assets	$283,872,403	$183,281,486	$731,436	$22,105,845
Shares outstanding	12,318,242	16,587,904	59,374	2,095,017
Net asset value, offering price and redemption price per share	$23.04	$11.05	$12.32	$10.55

Series II
Net assets	$128,082,095	$75,181,538	$301,635,836	$142,594,258
Shares outstanding	5,601,545	6,883,991	24,541,311	13,515,086
Net asset value, offering price and redemption price per share	$22.87	$10.92	$12.29	$10.55

Series NAV
Net assets	$1,350,946,051	$800,999,563	$19,250,265	$9,046,687
Shares outstanding	58,682,707	72,477,856	1,564,173	857,822
Net asset value, offering price and redemption price per share	$23.02	$11.05	$12.31	$10.55

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of Assets and Liabilities — June 30, 2012 (Unaudited)

Assets	Core Fundamental Holdings Trust	Core Global Diversification Trust	Disciplined Diversification Trust	Emerging Markets Value Trust
Investments in unaffiliated issuers, at value	$197,032,017	$188,045,204	$223,608,155	$1,019,063,422
Investments in affiliated issuers, at value	122,925,109	123,352,303	14,459,210	61,149,567
Total investments, at value	319,957,126	311,397,507	238,067,365	1,080,212,989
Cash	—	—	2,922	—
Foreign currency, at value	—	—	594,379	3,112,619
Receivable for investments sold	56,288	—	12,550	884,903
Receivable for fund shares sold	13,639	113,291	33,596	—
Dividends and interest receivable	—	—	1,066,103	5,821,419
Receivable for securities lending income	—	—	9,795	44,290
Other assets	498	376	425	1,172
Total assets	320,027,551	311,511,174	239,787,135	1,090,077,392

Liabilities
Payable for investments purchased	—	103,438	333,240	298,329
Payable for fund shares repurchased	59,956	34	445,014	2,084,926
Payable upon return of securities loaned	—	—	14,456,756	61,138,315
Payable to affiliates
Accounting and legal services fees	3,367	3,295	2,371	10,774
Trustees’ fees	187	186	99	618
Other liabilities and accrued expenses	33,619	34,284	135,666	388,909
Total liabilities	97,129	141,237	15,373,146	63,921,871

Net assets
Paid-in capital	$290,182,381	$302,476,539	$157,829,662	$976,848,028
Undistributed net investment income (loss)	(370,312)	(669,260)	3,117,663	7,233,573
Accumulated undistributed net realized gain (loss) on investments	6,820,577	7,548,268	31,089,381	94,193,810
Net unrealized appreciation (depreciation) on investments	23,297,776	2,014,390	32,377,283	(52,119,890)
Net assets	$319,930,422	$311,369,937	$224,413,989	$1,026,155,521
Investments in unaffiliated issuers, including repurchase agreements, at cost	$185,531,013	$187,752,298	$191,222,267	$1,071,254,219
Investments in affiliated issuers, at cost	$111,128,337	$121,630,819	$14,459,520	$61,150,178
Foreign currency, at cost	—	—	$600,334	$3,067,783
Securities loaned, unaffiliated issuers, at value	—	—	$14,047,576	$58,787,194

Net asset value per share

The Portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Series I
Net assets	$27,888	$145,873	$268,139	$8,484,536
Shares outstanding	1,709	9,292	21,792	829,898
Net asset value, offering price and redemption price per share	$16.32	$15.70	$12.30	$10.22

Series II
Net assets	$296,057,658	$293,602,327	$205,915,344	—
Shares outstanding	18,154,834	18,706,826	16,732,719	—
Net asset value, offering price and redemption price per share	$16.31	$15.69	$12.31	—

Series III
Net assets	$23,844,876	$17,621,737	—	—
Shares outstanding	1,460,996	1,121,897	—	—
Net asset value, offering price and redemption price per share	$16.32	$15.71	—	—

Series NAV
Net assets	—	—	$18,230,506	$1,017,670,985
Shares outstanding	—	—	1,481,526	99,630,650
Net asset value, offering price and redemption price per share	—	—	$12.31	$10.21

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of Assets and Liabilities — June 30, 2012 (Unaudited)

Assets	Equity- Income Trust	Financial Services Trust	Franklin Templeton Founding Allocation Trust	Fundamental All Cap Core Trust
Investments in unaffiliated issuers, at value	$2,004,059,370	$141,617,024	—	$1,217,317,736
Investments in affiliated issuers, at value	160,027,693	11,066,847	$1,203,272,202	—
Repurchase agreements, at value	—	—	—	5,000,000
Total investments, at value	2,164,087,063	152,683,871	1,203,272,202	1,222,317,736
Cash	—	—	—	8,205,301
Receivable for investments sold	4,421,855	—	288,574	—
Receivable for fund shares sold	67,795	21,516	561	96,689
Dividends and interest receivable	3,518,233	19,392	—	1,249,422
Receivable for securities lending income	40,945	2,675	—	—
Other assets	2,486	163	1,444	1,471
Total assets	2,172,138,377	152,727,617	1,203,562,781	1,231,870,619

Liabilities
Due to custodian	—	1,354	—	—
Payable for investments purchased	3,546,360	—	—	—
Payable for fund shares repurchased	1,215,898	406,317	270,421	948,717
Payable upon return of securities loaned	160,074,664	11,070,507	—	—
Payable to affiliates
Accounting and legal services fees	21,102	1,494	12,586	12,966
Trustees’ fees	1,399	159	969	842
Other liabilities and accrued expenses	134,837	29,936	45,954	98,719
Total liabilities	164,994,260	11,509,767	329,930	1,061,244

Net assets
Paid-in capital	$1,797,602,832	$139,795,438	$1,443,890,725	$1,552,169,795
Undistributed net investment income (loss)	30,348,037	764,454	(1,886,156)	7,575,730
Accumulated undistributed net realized gain (loss) on investments	(110,521,699)	(488,399)	(183,156,225)	(277,762,915)
Net unrealized appreciation (depreciation) on investments	289,714,947	1,146,357	(55,615,493)	(51,173,235)
Net assets	$2,007,144,117	$141,217,850	$1,203,232,851	$1,230,809,375
Investments in unaffiliated issuers, including repurchase agreements, at cost	$1,714,345,990	$140,470,657	—	$1,273,490,953
Investments in affiliated issuers, at cost	$160,032,625	$11,066,949	$1,258,887,695	—
Securities loaned, unaffiliated issuers, at value	$156,202,840	$10,746,827	—	—

Net asset value per share

The Portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Series I
Net assets	$308,077,887	$98,152,233	$44,301,657	$116,781,624
Shares outstanding	21,063,530	8,508,753	4,402,128	8,688,438
Net asset value, offering price and redemption price per share	$14.63	$11.54	$10.06	$13.44

Series II
Net assets	$173,889,699	$23,610,557	$1,148,004,018	$60,245,482
Shares outstanding	11,926,880	2,056,426	113,988,547	4,489,161
Net asset value, offering price and redemption price per share	$14.58	$11.48	$10.07	$13.42

Series NAV
Net assets	$1,525,176,531	$19,455,060	$10,927,176	$1,053,782,269
Shares outstanding	104,553,185	1,688,884	1,085,933	78,108,631
Net asset value, offering price and redemption price per share	$14.59	$11.52	$10.06	$13.49

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of Assets and Liabilities — June 30, 2012 (Unaudited)

Assets	Fundamental Holdings Trust	Fundamental Large Cap Value Trust	Fundamental Value Trust	Global Trust
Investments in unaffiliated issuers, at value	$628,309,955	$497,132,018	$1,537,479,167	$576,716,617
Investments in affiliated issuers, at value	423,634,686	—	31,718,329	26,800,825
Repurchase agreements, at value	—	6,000,000	—	—
Total investments, at value	1,051,944,641	503,132,018	1,569,197,496	603,517,442
Cash	—	4,897,824	1,315	169,188
Foreign currency, at value	—	—	66,362	6,436
Receivable for investments sold	267,138	—	16,162,586	376,546
Receivable for fund shares sold	31,167	328,155	1,293,376	1,962,075
Dividends and interest receivable	—	783,783	2,331,991	2,603,928
Receivable for securities lending income	—	—	48,169	76,512
Other assets	1,308	406	1,890	727
Total assets	1,052,244,254	509,142,186	1,589,103,185	608,712,854

Liabilities
Payable for investments purchased	—	—	—	117,758
Payable for fund shares repurchased	264,744	5,636	132,292	8,555
Payable upon return of securities loaned	—	—	31,731,281	26,790,454
Payable to affiliates
Accounting and legal services fees	11,229	5,327	16,406	5,977
Trustees’ fees	648	678	990	513
Other liabilities and accrued expenses	38,656	39,609	165,761	180,366
Total liabilities	315,277	51,250	32,046,730	27,103,623

Net assets
Paid-in capital	$903,199,767	$882,175,512	$1,996,847,207	$729,947,247
Undistributed net investment income (loss)	(1,809,564)	4,266,567	8,751,340	10,857,443
Accumulated undistributed net realized gain (loss) on investments	(8,569,368)	(381,687,611)	(658,038,427)	(45,206,740)
Net unrealized appreciation (depreciation) on investments	159,108,142	4,336,468	209,496,335	(113,988,719)
Net assets	$1,051,928,977	$509,090,936	$1,557,056,455	$581,609,231
Investments in unaffiliated issuers, including repurchase agreements, at cost	$474,894,939	$498,795,550	$1,327,968,248	$690,683,618
Investments in affiliated issuers, at cost	$417,941,560	—	$31,717,099	$26,800,508
Foreign currency, at cost	—	—	$66,372	$6,427
Securities loaned, unaffiliated issuers, at value	—	—	$30,836,778	$25,748,936

Net asset value per share

The Portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Series I
Net assets	$3,717,260	$52,464,300	$327,515,249	$149,829,900
Shares outstanding	349,750	4,861,617	22,432,982	10,692,363
Net asset value, offering price and redemption price per share	$10.63	$10.79	$14.60	$14.01

Series II
Net assets	$987,391,647	$13,326,004	$266,236,194	$28,689,682
Shares outstanding	92,888,267	1,226,950	18,284,533	2,055,337
Net asset value, offering price and redemption price per share	$10.63	$10.86	$14.56	$13.96

Series III
Net assets	$60,820,070	—	—	—
Shares outstanding	5,714,706	—	—	—
Net asset value, offering price and redemption price per share	$10.64	—	—	—

Series NAV
Net assets	—	$443,300,632	$963,305,012	$403,089,649
Shares outstanding	—	41,068,810	66,177,780	28,789,555
Net asset value, offering price and redemption price per share	—	$10.79	$14.56	$14.00

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of Assets and Liabilities — June 30, 2012 (Unaudited)

Assets	Global Diversification Trust	Growth Equity Trust	Health Sciences Trust	Heritage Trust
Investments in unaffiliated issuers, at value	$543,761,516	$434,137,957	$184,421,446	$134,183,517
Investments in affiliated issuers, at value	201,931,715	12,942,346	—	20,335,039
Repurchase agreements, at value	—	10,003,000	—	—
Total investments, at value	745,693,231	457,083,303	184,421,446	154,518,556
Cash	—	203	—	—
Foreign currency, at value	—	—	13,625	—
Receivable for investments sold	95,801	6,209,409	260,806	987,525
Receivable for fund shares sold	31,008	7,440	389,581	5,210
Dividends and interest receivable	—	348,509	123,583	37,829
Receivable for securities lending income	—	3,294	—	4,866
Other assets	918	516	373	174
Total assets	745,820,958	463,652,674	185,209,414	155,554,160

Liabilities
Payable for investments purchased	—	3,767,370	274,954	883,666
Payable for forward foreign currency exchange contracts	—	—	—	13,976
Payable for fund shares repurchased	99,650	—	126,873	—
Payable upon return of securities loaned	—	12,942,850	—	20,332,500
Written options, at value	—	—	2,064,086	—
Payable to affiliates
Accounting and legal services fees	7,918	4,733	1,879	1,419
Trustees’ fees	617	298	117	90
Other liabilities and accrued expenses	33,167	48,762	39,243	33,893
Total liabilities	141,352	16,764,013	2,507,152	21,265,544

Net assets
Paid-in capital	$723,475,536	$417,809,354	$118,193,062	$95,742,944
Undistributed net investment income (loss)	(359,137)	291,013	(425,299)	(180,902)
Accumulated undistributed net realized gain (loss) on investments	(34,267,201)	(35,098,657)	19,965,953	14,527,773
Net unrealized appreciation (depreciation) on investments	56,830,408	63,886,951	44,968,546	24,198,801
Net assets	$745,679,606	$446,888,661	$182,702,262	$134,288,616
Investments in unaffiliated issuers, including repurchase agreements, at cost	$489,682,913	$380,253,836	$140,066,211	$109,970,299
Investments in affiliated issuers, at cost	$199,179,910	$12,942,516	—	$20,335,480
Foreign currency, at cost	—	—	$13,593	—
Premiums received on written options	—	—	$2,678,654	—
Securities loaned, unaffiliated issuers, at value	—	$12,661,303	—	$19,873,249

Net asset value per share

The Portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Series I
Net assets	$10,252,826	—	$67,981,834	—
Shares outstanding	1,010,077	—	3,206,334	—
Net asset value, offering price and redemption price per share	$10.15	—	$21.20	—

Series II
Net assets	$735,426,780	—	$68,936,352	—
Shares outstanding	72,464,007	—	3,330,084	—
Net asset value, offering price and redemption price per share	$10.15	—	$20.70	—

Series NAV
Net assets	—	$446,888,661	$45,784,076	$134,288,616
Shares outstanding	—	36,672,544	2,150,641	11,118,101
Net asset value, offering price and redemption price per share	—	$12.19	$21.29	$12.08

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of Assets and Liabilities — June 30, 2012 (Unaudited)

Assets	International Core Trust	International Growth Stock Trust	International Opportunities Trust	International Small Company Trust
Investments in unaffiliated issuers, at value	$671,872,800	$274,077,042	$387,203,019	$93,540,296
Investments in affiliated issuers, at value	43,062,658	—	—	3,773,553
Total investments, at value	714,935,458	274,077,042	387,203,019	97,313,849
Foreign currency, at value	2,425,815	288,022	145,805	783,319
Cash held at broker for futures contracts	4,085,439	—	—	—
Receivable for investments sold	24,937	—	6,515,690	12,374
Receivable for forward foreign currency exchange contracts	138,204	—	—	—
Dividends and interest receivable	2,310,033	786,341	686,208	206,959
Receivable for securities lending income	145,160	—	—	11,223
Receivable for futures variation margin	1,032,000	—	—	—
Other assets	779	310	479	129
Total assets	725,097,825	275,151,715	394,551,201	98,327,853

Liabilities
Payable for investments purchased	—	188,040	3,281,836	375,656
Payable for forward foreign currency exchange contracts	227,123	—	—	—
Payable for fund shares repurchased	3,579,092	—	259,376	358,209
Payable upon return of securities loaned	43,045,314	—	—	3,775,221
Payable to affiliates
Accounting and legal services fees	7,031	2,843	4,101	986
Trustees’ fees	505	207	335	65
Other liabilities and accrued expenses	282,466	112,354	82,477	63,400
Total liabilities	47,141,531	303,444	3,628,125	4,573,537

Net assets
Paid-in capital	$913,892,085	$276,187,723	$654,734,502	$466,172,855
Undistributed net investment income (loss)	15,005,820	3,046,199	2,919,179	868,694
Accumulated undistributed net realized gain (loss) on investments	(193,340,333)	(3,039,543)	(271,649,861)	(355,746,989)
Net unrealized appreciation (depreciation) on investments	(57,601,278)	(1,346,108)	4,919,256	(17,540,244)
Net assets	$677,956,294	$274,848,271	$390,923,076	$93,754,316
Investments in unaffiliated issuers, including repurchase agreements, at cost	$731,847,377	$275,420,029	$382,269,564	$111,080,711
Investments in affiliated issuers, at cost	$43,061,720	—	—	$3,773,596
Foreign currency, at cost	$2,415,984	$286,896	$146,316	$779,341
Securities loaned, unaffiliated issuers, at value	$40,507,074	—	—	$3,540,339

Net asset value per share

The Portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Series I
Net assets	$43,426,540	—	$2,524,311	$39,113,794
Shares outstanding	4,976,409	—	230,070	4,332,769
Net asset value, offering price and redemption price per share	$8.73	—	$10.97	$9.03

Series II
Net assets	$20,468,669	—	$24,065,021	$25,000,429
Shares outstanding	2,328,394	—	2,190,993	2,771,978
Net asset value, offering price and redemption price per share	$8.79	—	$10.98	$9.02

Series NAV
Net assets	$614,061,085	$274,848,271	$364,333,744	$29,640,093
Shares outstanding	70,559,254	21,050,264	33,208,454	3,284,298
Net asset value, offering price and redemption price per share	$8.70	$13.06	$10.97	$9.02

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of Assets and Liabilities — June 30, 2012 (Unaudited)

Assets	International Value Trust	Lifestyle Balanced PS Series	Lifestyle Conservative PS Series	Lifestyle Growth PS Series
Investments in unaffiliated issuers, at value	$978,199,140	—	—	—
Investments in affiliated issuers, at value	49,611,128	$124,671,427	$44,540,984	$136,271,724
Total investments, at value	1,027,810,268	124,671,427	44,540,984	136,271,724
Cash	382,367	—	3,695	—
Foreign currency, at value	996,744	—	—	—
Receivable for investments sold	1,158,306	—	—	—
Receivable for fund shares sold	150,063	100,191	3,786	56,198
Dividends and interest receivable	6,184,491	—	—	—
Receivable for securities lending income	214,555	—	—	—
Receivable due from adviser	—	—	106	—
Other assets	1,190	109	49	141
Total assets	1,036,897,984	124,771,727	44,548,620	136,328,063

Liabilities
Payable for investments purchased	19,537	97,921	3,056	53,703
Payable for fund shares repurchased	511,857	—	—	—
Payable upon return of securities loaned	49,588,609	—	—	—
Payable to affiliates
Accounting and legal services fees	10,214	1,253	465	1,381
Trustees’ fees	865	175	68	193
Investment management fees	—	229	—	263
Other liabilities and accrued expenses	376,195	28,993	29,399	30,194
Total liabilities	50,507,277	128,571	32,988	85,734

Net assets
Paid-in capital	$1,594,535,455	$120,502,708	$43,307,402	$130,495,352
Undistributed net investment income (loss)	23,375,349	(191,020)	(73,249)	(232,065)
Accumulated undistributed net realized gain (loss) on investments	(431,236,973)	92,949	59,014	48,078
Net unrealized appreciation (depreciation) on investments	(200,283,124)	4,238,519	1,222,465	5,930,964
Net assets	$986,390,707	$124,643,156	$44,515,632	$136,242,329
Investments in unaffiliated issuers, including repurchase agreements, at cost	$1,178,392,996	—	—	—
Investments in affiliated issuers, at cost	$49,609,463	$120,432,908	$43,318,519	$130,340,760
Foreign currency, at cost	$1,015,183	—	—	—
Securities loaned, unaffiliated issuers, at value	$46,529,777	—	—	—

Net asset value per share

The Portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Series I
Net assets	$105,998,379	—	—	—
Shares outstanding	10,263,502	—	—	—
Net asset value, offering price and redemption price per share	$10.33	—	—	—

Series II
Net assets	$95,308,615	$124,643,156	$44,515,632	$136,242,329
Shares outstanding	9,250,029	10,025,972	3,465,474	11,209,891
Net asset value, offering price and redemption price per share	$10.30	$12.43	$12.85	$12.15

Series NAV
Net assets	$785,083,713	—	—	—
Shares outstanding	76,499,687	—	—	—
Net asset value, offering price and redemption price per share	$10.26	—	—	—

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of Assets and Liabilities — June 30, 2012 (Unaudited)

Assets	Lifestyle Moderate PS Series	Mid Cap Stock Trust	Mid Cap Value Equity Trust	Mid Value Trust
Investments in unaffiliated issuers, at value	—	$686,660,311	$134,886,074	$748,892,799
Investments in affiliated issuers, at value	$60,805,291	180,994,070	16,498,447	164,535,393
Repurchase agreements, at value	—	45,000,000	144,000	—
Total investments, at value	60,805,291	912,654,381	151,528,521	913,428,192
Cash	1,043	76,514	278	—
Foreign currency, at value	—	—	—	48,946
Receivable for investments sold	1,051	13,255,299	384,401	2,246,057
Receivable for fund shares sold	—	573,605	—	—
Dividends and interest receivable	—	334,820	395,786	820,272
Receivable for securities lending income	—	92,452	8,763	83,469
Receivable due from adviser	37	—	—	—
Other assets	60	875	173	894
Total assets	60,807,482	926,987,946	152,317,922	916,627,830

Liabilities
Payable for investments purchased	—	7,047,345	2,830,378	7,464,263
Payable for fund shares repurchased	55	132,384	—	1,806,155
Payable upon return of securities loaned	—	180,994,844	16,494,664	164,529,507
Payable to affiliates
Accounting and legal services fees	613	7,730	1,397	8,368
Trustees’ fees	88	518	78	450
Other liabilities and accrued expenses	29,511	78,549	30,631	71,833
Total liabilities	30,267	188,261,370	19,357,148	173,880,576

Net assets
Paid-in capital	$58,769,591	$693,669,938	$94,655,523	$607,753,223
Undistributed net investment income (loss)	(94,451)	(1,130,861)	1,202,080	5,360,701
Accumulated undistributed net realized gain (loss) on investments	23,971	(11,075,846)	22,515,656	83,696,370
Net unrealized appreciation (depreciation) on investments	2,078,104	57,263,345	14,587,515	45,936,960
Net assets	$60,777,215	$738,726,576	$132,960,774	$742,747,254
Investments in unaffiliated issuers, including repurchase agreements, at cost	—	$674,397,757	$120,442,720	$702,949,277
Investments in affiliated issuers, at cost	$58,727,187	$180,993,174	$16,498,286	$164,542,188
Foreign currency, at cost	—	—	—	$49,232
Securities loaned, unaffiliated issuers, at value	—	$176,599,913	$16,088,294	$160,447,929

Net asset value per share

The Portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Series I
Net assets	—	$180,744,997	—	$279,079,673
Shares outstanding	—	12,371,465	—	24,656,317
Net asset value, offering price and redemption price per share	—	$14.61	—	$11.32

Series II
Net assets	$60,777,215	$108,642,545	—	$81,812,579
Shares outstanding	4,812,444	7,614,703	—	7,228,580
Net asset value, offering price and redemption price per share	$12.63	$14.27	—	$11.32

Series NAV
Net assets	—	$449,339,034	$132,960,774	$381,855,002
Shares outstanding	—	30,593,753	11,154,470	33,824,550
Net asset value, offering price and redemption price per share	—	$14.69	$11.92	$11.29

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of Assets and Liabilities — June 30, 2012 (Unaudited)

Assets	Mutual Shares Trust	Natural Resources Trust	Real Estate Securities Trust	Science & Technology Trust
Investments in unaffiliated issuers, at value	$594,626,523	$174,084,775	$412,600,319	$349,709,894
Investments in affiliated issuers, at value	21,754,656	26,428,283	14,203,135	38,991,352
Repurchase agreements, at value	6,555,000	7,700,000	2,000,000	13,960,000
Total investments, at value	622,936,179	208,213,058	428,803,454	402,661,246
Cash	1,419	78,666	7,929	41
Foreign currency, at value	2,882,906	3,837	—	1,943,930
Receivable for investments sold	4,818,569	435,548	5,358,169	1,566,732
Receivable for forward foreign currency exchange contracts	1,926,407	—	—	—
Receivable for fund shares sold	1,765,563	—	174,179	—
Dividends and interest receivable	1,661,980	176,052	1,090,006	52,021
Receivable for securities lending income	6,708	24,647	3,515	73,500
Other assets	738	260	517	455
Total assets	636,000,469	208,932,068	435,437,769	406,297,925

Liabilities
Payable for investments purchased	2,006,550	465,488	4,239,631	555,116
Payable for forward foreign currency exchange contracts	241,234	—	—	—
Payable for fund shares repurchased	288,574	426,892	51,792	684,676
Payable upon return of securities loaned	21,755,060	26,429,510	14,216,820	38,989,183
Payable to affiliates
Accounting and legal services fees	6,393	1,909	4,351	3,887
Trustees’ fees	362	121	278	372
Other liabilities and accrued expenses	107,127	29,229	42,142	57,558
Total liabilities	24,405,300	27,353,149	18,555,014	40,290,792

Net assets
Paid-in capital	$631,455,347	$343,138,329	$960,705,775	$407,922,224
Undistributed net investment income (loss)	9,793,887	1,482,188	7,622,572	(531,677)
Accumulated undistributed net realized gain (loss) on investments	(64,570,232)	(130,470,346)	(616,705,421)	(34,493,410)
Net unrealized appreciation (depreciation) on investments	34,916,167	(32,571,252)	65,259,829	(6,890,004)
Net assets	$611,595,169	$181,578,919	$416,882,755	$366,007,133
Investments in unaffiliated issuers, including repurchase agreements, at cost	$567,926,080	$214,356,678	$349,340,053	$370,560,087
Investments in affiliated issuers, at cost	$21,754,228	$26,427,924	$14,203,495	$38,991,101
Foreign currency, at cost	$2,899,992	$3,782	—	$1,943,799
Securities loaned, unaffiliated issuers, at value	$21,005,710	$25,549,394	$13,870,060	$37,892,428

Net asset value per share

The Portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Series I
Net assets	$197,907,337	$11,755,219	$100,444,237	$308,374,837
Shares outstanding	19,393,644	1,252,028	7,178,238	18,409,065
Net asset value, offering price and redemption price per share	$10.20	$9.39	$13.99	$16.75

Series II
Net assets	—	$106,361,069	$79,508,962	$45,393,971
Shares outstanding	—	11,466,987	5,677,794	2,755,895
Net asset value, offering price and redemption price per share	—	$9.28	$14.00	$16.47

Series NAV
Net assets	$413,687,832	$63,462,631	$236,929,556	$12,238,325
Shares outstanding	40,536,726	6,869,546	17,025,018	727,554
Net asset value, offering price and redemption price per share	$10.21	$9.24	$13.92	$16.82

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of Assets and Liabilities — June 30, 2012 (Unaudited)

Assets	Small Cap Growth Trust	Small Cap Opportunities Trust	Small Cap Value Trust	Small Company Growth Trust
Investments in unaffiliated issuers, at value	$395,430,395	$156,162,137	$591,592,251	$103,825,497
Investments in affiliated issuers, at value	112,917,582	37,237,193	89,042,401	28,364,082
Repurchase agreements, at value	12,500,000	—	21,400,000	—
Total investments, at value	520,847,977	193,399,330	702,034,652	132,189,579
Cash	37,372	—	64,802	—
Receivable for investments sold	6,868,751	49,934	2,286,758	132,293
Dividends and interest receivable	154,305	92,131	635,232	39,629
Receivable for securities lending income	78,834	14,813	19,009	7,696
Other assets	467	185	752	132
Total assets	527,987,706	193,556,393	705,041,205	132,369,329

Liabilities
Payable for investments purchased	7,468,593	743,615	101,359	151,018
Payable for fund shares repurchased	1,583,693	649,668	2,199,544	—
Payable upon return of securities loaned	112,911,382	37,236,230	89,041,015	28,361,824
Payable to affiliates
Accounting and legal services fees	4,591	1,616	6,888	1,085
Trustees’ fees	258	113	407	69
Other liabilities and accrued expenses	49,585	31,472	57,924	28,794
Total liabilities	122,018,102	38,662,714	91,407,137	28,542,790

Net assets
Paid-in capital	$313,397,525	$185,582,588	$446,028,222	$128,859,540
Undistributed net investment income (loss)	(1,281,271)	(2,553)	4,076,134	(124,742)
Accumulated undistributed net realized gain (loss) on investments	65,984,873	(54,252,440)	31,458,688	(44,150,832)
Net unrealized appreciation (depreciation) on investments	27,868,477	23,566,084	132,071,024	19,242,573
Net assets	$405,969,604	$154,893,679	$613,634,068	$103,826,539
Investments in unaffiliated issuers, including repurchase agreements, at cost	$380,058,202	$132,594,957	$480,919,087	$84,582,272
Investments in affiliated issuers, at cost	$112,921,420	$37,238,289	$89,044,541	$28,364,734
Securities loaned, unaffiliated issuers, at value	$110,239,365	$36,236,950	$86,836,371	$27,689,929

Net asset value per share

The Portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Series I
Net assets	$89,924,345	$30,419,497	$255,312,316	—
Shares outstanding	8,694,687	1,523,532	12,632,694	—
Net asset value, offering price and redemption price per share	$10.34	$19.97	$20.21	—

Series II
Net assets	$34,118,659	$32,215,352	$44,997,334	—
Shares outstanding	3,356,254	1,628,652	2,233,492	—
Net asset value, offering price and redemption price per share	$10.17	$19.78	$20.15	—

Series NAV
Net assets	$281,926,600	$92,258,830	$313,324,418	$103,826,539
Shares outstanding	27,157,665	4,643,461	15,527,419	6,148,168
Net asset value, offering price and redemption price per share	$10.38	$19.87	$20.18	$16.89

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of Assets and Liabilities — June 30, 2012 (Unaudited)

Assets	Small Company Value Trust	Smaller Company Growth Trust	Strategic Allocation Trust	U.S. Equity Trust
Investments in unaffiliated issuers, at value	$364,631,099	$209,094,640	$55,979,657	$949,191,179
Investments in affiliated issuers, at value	78,924,367	53,302,841	—	19,985,102
Repurchase agreements, at value	—	3,278,000	—	—
Total investments, at value	443,555,466	265,675,481	55,979,657	969,176,281
Cash	—	694	9,051,231	—
Foreign currency, at value	—	—	5,016,688	—
Cash held at broker for futures contracts	—	275,000	4,611,750	—
Receivable for investments sold	734,847	3,683,715	—	634,425
Receivable for forward foreign currency exchange contracts	—	—	108,643	—
Receivable for fund shares sold	17,501	—	—	—
Dividends and interest receivable	378,578	71,114	365,748	1,327,173
Receivable for securities lending income	58,062	47,837	—	15,462
Receivable for futures variation margin	—	47,000	2,159,945	—
Other assets	467	262	89	1,089
Total assets	444,744,921	269,801,103	77,293,751	971,154,430

Liabilities
Payable for investments purchased	261,217	3,316,663	—	508,987
Payable for forward foreign currency exchange contracts	—	—	31,926	—
Payable for fund shares repurchased	51,736	117,335	1,051	462,071
Payable upon return of securities loaned	78,924,110	53,307,240	—	20,002,869
Payable to affiliates
Accounting and legal services fees	3,836	2,222	857	10,077
Trustees’ fees	236	165	107	844
Investment management fees	—	—	216	—
Other liabilities and accrued expenses	45,916	34,167	34,586	217,791
Total liabilities	79,287,051	56,777,792	68,743	21,202,639

Net assets
Paid-in capital	$330,291,940	$166,872,306	$73,037,659	$922,560,466
Undistributed net investment income (loss)	1,407,052	(508,337)	(76,470)	8,488,805
Accumulated undistributed net realized gain (loss) on investments	(36,803,495)	23,804,982	1,012,561	(128,042,030)
Net unrealized appreciation (depreciation) on investments	70,562,373	22,854,360	3,251,258	146,944,550
Net assets	$365,457,870	$213,023,311	$77,225,008	$949,951,791
Investments in unaffiliated issuers, including repurchase agreements, at cost	$294,065,151	$189,584,025	$56,004,597	$802,246,746
Investments in affiliated issuers, at cost	$78,927,968	$53,304,027	—	$19,984,985
Foreign currency, at cost	—	—	$5,031,460	—
Securities loaned, unaffiliated issuers, at value	$76,742,223	$51,972,280	—	$19,548,199

Net asset value per share

The Portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Series I
Net assets	$79,032,643	$78,084,277	—	$134,041,618
Shares outstanding	4,459,604	4,415,898	—	9,733,113
Net asset value, offering price and redemption price per share	$17.72	$17.68	—	$13.77

Series II
Net assets	$75,564,513	$18,639,359	—	$9,390,304
Shares outstanding	4,304,330	1,059,875	—	682,092
Net asset value, offering price and redemption price per share	$17.56	$17.59	—	$13.77

Series NAV
Net assets	$210,860,714	$116,299,675	$77,225,008	$806,519,869
Shares outstanding	11,925,325	6,568,308	6,431,715	58,546,340
Net asset value, offering price and redemption price per share	$17.68	$17.71	$12.01	$13.78

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of Assets and Liabilities — June 30, 2012 (Unaudited)

Assets	Utilities Trust	Value Trust
Investments in unaffiliated issuers, at value	$190,963,064	$460,277,411
Investments in affiliated issuers, at value	18,064,390	—
Total investments, at value	209,027,454	460,277,411
Cash	9,463	—
Foreign currency, at value	29,484	—
Receivable for investments sold	1,436,891	721,980
Receivable for forward foreign currency exchange contracts	307,252	—
Receivable for fund shares sold	—	4,238
Dividends and interest receivable	788,545	532,098
Receivable for securities lending income	10,632	—
Other assets	249	318
Total assets	211,609,970	461,536,045

Liabilities
Payable for investments purchased	685,691	431,314
Payable for forward foreign currency exchange contracts	148,221	—
Payable for fund shares repurchased	747,790	762,568
Payable upon return of securities loaned	18,073,592	—
Payable to affiliates
Accounting and legal services fees	2,018	4,874
Trustees’ fees	118	535
Other liabilities and accrued expenses	58,917	34,608
Total liabilities	19,716,347	1,233,899

Net assets
Paid-in capital	$192,158,592	$442,232,480
Undistributed net investment income (loss)	5,416,030	2,116,101
Accumulated undistributed net realized gain (loss) on investments	(22,064,143)	(17,096,225)
Net unrealized appreciation (depreciation) on investments	16,383,144	33,049,790
Net assets	$191,893,623	$460,302,146
Investments in unaffiliated issuers, including repurchase agreements, at cost	$174,743,472	$427,227,621
Investments in affiliated issuers, at cost	$18,064,159	—
Foreign currency, at cost	$28,797	—
Securities loaned, unaffiliated issuers, at value	$17,478,412	—

Net asset value per share

The Portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Series I
Net assets	$136,128,006	$403,022,776
Shares outstanding	10,874,251	22,254,294
Net asset value, offering price and redemption price per share	$12.52	$18.11

Series II
Net assets	$27,997,085	$30,877,089
Shares outstanding	2,255,200	1,711,430
Net asset value, offering price and redemption price per share	$12.41	$18.04

Series NAV
Net assets	$27,768,532	$26,402,281
Shares outstanding	2,220,181	1,459,371
Net asset value, offering price and redemption price per share	$12.51	$18.09

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of Operations — June 30, 2012 (Unaudited)

Investment income	All Cap Core Trust	All Cap Value Trust	Alpha Opportunities Trust	American Asset Allocation Trust
Dividends	$3,585,137	$4,205,383	$6,872,456	$7,934,040
Securities lending	74,231	86,633	789,596	—
Interest	3,775	539	26,476	—
Less foreign taxes withheld	(10,161)	(34,280)	(104,352)	—
Total investment income	3,652,982	4,258,275	7,584,176	7,934,040

Expenses
Investment management fees	1,394,369	1,864,028	4,446,855	—
Series I distribution and service fees	18,246	7,604	117	576,833
Series II distribution and service fees	9,823	35,818	—	4,900,714
Series III distribution and service fees	—	—	—	189,846
Accounting and legal services fees	24,252	32,516	61,860	111,431
Professional fees	18,199	18,165	23,416	22,251
Printing and postage	3,900	4,617	8,644	15,929
Custodian fees	10,963	35,605	122,592	5,967
Trustees’ fees	3,641	5,168	9,457	16,753
Registration and filing fees	2,358	2,395	2,221	2,534
Other	4,351	5,521	8,007	8,492
Total expenses before reductions and amounts recaptured	1,490,102	2,011,437	4,683,169	5,850,750
Net expense reductions and amounts recaptured	(6,538)	(8,762)	(16,704)	(30,034)
Total expenses	1,483,564	2,002,675	4,666,465	5,820,716
Net investment income (loss)	2,169,418	2,255,600	2,917,711	2,113,324

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated issuers	18,677,192	6,423,824	49,216,005	(1,550,854)
Investments in affiliated issuers	3,851	(10,603)	12,965	—
Futures contracts	232,415	—	—	—
Foreign currency transactions	—	(183)	(37,835)	—
	18,913,458	6,413,038	49,191,135	(1,550,854)

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	5,013,072	5,960,138	49,462,533	121,321,468
Investments in affiliated issuers	(2,070)	(5,719)	(8,995)	—
Futures contracts	25,847	—	—	—
Translation of assets and liabilities in foreign currencies	—	64	3,779	—
	5,036,849	5,954,483	49,457,317	121,321,468
Net realized and unrealized gain (loss)	23,950,307	12,367,521	98,648,452	119,770,614

Increase (decrease) in net assets from operations	$26,119,725	$14,623,121	$101,566,163	$121,883,938

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of Operations — June 30, 2012 (Unaudited)

Investment income	American Blue Chip Income and Growth Trust	American Global Growth Trust	American Global Small Capitalization Trust	American Growth Trust
Dividends	$968,208	$92,325	$1,075,326	$3,370,185
Total investment income	968,208	92,325	1,075,326	3,370,185

Expenses
Series I distribution and service fees	57,036	5,448	1,565	283,241
Series II distribution and service fees	265,996	609,938	209,431	3,594,498
Series III distribution and service fees	216,801	4,714	42,171	130,288
Accounting and legal services fees	17,760	11,358	6,077	78,134
Professional fees	12,033	12,346	11,834	18,059
Printing and postage	2,691	1,784	1,532	12,153
Custodian fees	5,967	5,967	5,967	5,967
Trustees’ fees	2,673	1,741	929	11,882
Registration and filing fees	2,535	2,819	2,867	2,604
Other	2,074	2,053	1,930	6,181
Total expenses before reductions and amounts recaptured	585,566	658,168	284,303	4,143,007
Net expense reductions and amounts recaptured	(4,790)	(3,069)	(1,646)	(21,113)
Total expenses	580,776	655,099	282,657	4,121,894
Net investment income (loss)	387,432	(562,774)	792,669	(751,709)

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated issuers	(322,402)	(3,139,716)	3,662,636	(10,804,997)
	(322,402)	(3,139,716)	3,662,636	(10,804,997)

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	20,947,047	18,001,346	1,135,019	104,169,416
	20,947,047	18,001,346	1,135,019	104,169,416
Net realized and unrealized gain (loss)	20,624,645	14,861,630	4,797,655	93,364,419

Increase (decrease) in net assets from operations	$21,012,077	$14,298,856	$5,590,324	$92,612,710

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of Operations — June 30, 2012 (Unaudited)

Investment income	American Growth-Income Trust	American High-Income Bond Trust	American International Trust	American New World Trust
Dividends	$3,627,931	$1,374,415	$630,696	$75,651
Total investment income	3,627,931	1,374,415	630,696	75,651

Expenses
Series I distribution and service fees	600,269	5,829	247,545	27,292
Series II distribution and service fees	2,979,860	207,108	2,186,297	249,624
Series III distribution and service fees	98,509	53,583	59,973	3,421
Accounting and legal services fees	72,545	6,747	48,190	5,294
Professional fees	17,497	10,992	15,171	10,873
Printing and postage	11,184	1,067	7,716	857
Custodian fees	5,967	5,967	5,967	5,967
Trustees’ fees	11,003	1,033	7,197	788
Registration and filing fees	2,605	2,796	2,604	2,556
Other	4,966	1,933	4,216	1,939
Total expenses before reductions and amounts recaptured	3,804,405	297,055	2,584,876	308,611
Net expense reductions and amounts recaptured	(19,550)	(1,816)	(13,040)	(1,431)
Total expenses	3,784,855	295,239	2,571,836	307,180
Net investment income (loss)	(156,924)	1,079,176	(1,941,140)	(231,529)

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated issuers	(14,681,025)	2,214,901	(24,355,039)	2,400,238
	(14,681,025)	2,214,901	(24,355,039)	2,400,238

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	100,640,835	2,357,635	58,543,789	1,319,247
	100,640,835	2,357,635	58,543,789	1,319,247
Net realized and unrealized gain (loss)	85,959,810	4,572,536	34,188,750	3,719,485

Increase (decrease) in net assets from operations	$85,802,886	$5,651,712	$32,247,610	$3,487,956

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of Operations — June 30, 2012 (Unaudited)

Investment income	Blue Chip Growth Trust	Capital Appreciation Trust	Capital Appreciation Value Trust	Core Allocation Plus Trust
Dividends	$7,035,315	$4,611,103	$2,102,397	$1,309,266
Securities lending	330,065	134,908	20,329	50,120
Interest	3,920	—	1,586,611	1,071,810
Less foreign taxes withheld	(392)	(130,429)	(2,275)	(19,692)
Total investment income	7,368,908	4,615,582	3,707,062	2,411,504

Expenses
Investment management fees	7,009,792	3,814,422	1,350,439	1,023,767
Series I distribution and service fees	73,672	48,265	211	5,919
Series II distribution and service fees	163,752	97,556	383,840	180,673
Accounting and legal services fees	120,902	73,121	22,028	15,164
Professional fees	25,234	22,815	22,005	23,779
Printing and postage	20,857	12,104	3,508	2,772
Custodian fees	42,782	38,612	22,638	44,555
Trustees’ fees	18,505	10,977	3,347	2,206
Registration and filing fees	2,584	2,392	2,358	2,437
Other	10,828	11,957	4,220	3,657
Total expenses before reductions and amounts recaptured	7,488,908	4,132,221	1,814,594	1,304,929
Net expense reductions and amounts recaptured	(302,135)	(19,743)	(61,784)	(4,133)
Total expenses	7,186,773	4,112,478	1,752,810	1,300,796
Net investment income (loss)	182,135	503,104	1,954,252	1,110,708

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated issuers	72,918,036	58,977,054	18,811,786	11,025,689
Investments in affiliated issuers	(7,543)	12,559	6,668	2,611
Futures contracts	—	—	—	1,056,044
Written options	—	—	384,978	—
Swap contracts	—	—	—	(7,261)
Foreign currency transactions	(185)	(31,138)	33,949	(172,672)
	72,910,308	58,958,475	19,237,381	11,904,411

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	133,020,572	56,715,181	1,846,382	2,954,738
Investments in affiliated issuers	(3,017)	(6,112)	(1,300)	(1,447)
Futures contracts	—	—	—	882,129
Written options	—	—	(914,206)	—
Swap contracts	—	—	—	(10,250)
Translation of assets and liabilities in foreign currencies	—	—	(25)	102,793
	133,017,555	56,709,069	930,851	3,927,963
Net realized and unrealized gain (loss)	205,927,863	115,667,544	20,168,232	15,832,374

Increase (decrease) in net assets from operations	$206,109,998	$116,170,648	$22,122,484	$16,943,082

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of Operations — June 30, 2012 (Unaudited)

Investment income	Core Fundamental Holdings Trust	Core Global Diversification Trust	Disciplined Diversification Trust	Emerging Markets Value Trust
Dividends	$553,660	$307,000	$2,630,638	$16,763,471
Securities lending	—	—	66,498	232,241
Interest	—	—	1,133,200	5,457
Less foreign taxes withheld	—	—	(140,003)	(1,644,776)
Total investment income	553,660	307,000	3,690,333	15,356,393

Expenses
Investment management fees	74,737	78,207	988,804	4,818,089
Series I distribution and service fees	48	255	67	2,147
Series II distribution and service fees	756,690	810,821	262,418	—
Series III distribution and service fees	17,818	13,378	—	—
Accounting and legal services fees	20,135	21,113	18,346	68,186
Professional fees	22,343	22,537	22,263	25,932
Printing and postage	3,385	3,715	3,889	9,694
Custodian fees	5,967	5,967	170,088	535,729
Trustees’ fees	3,091	3,247	2,646	10,289
Registration and filing fees	2,947	2,947	2,358	2,281
Other	3,250	3,390	4,315	16,091
Total expenses before reductions and amounts recaptured	910,411	965,577	1,475,194	5,488,438
Net expense reductions and amounts recaptured	13,618	10,683	(4,912)	(18,411)
Total expenses	924,029	976,260	1,470,282	5,470,027
Net investment income (loss)	(370,369)	(669,260)	2,220,051	9,886,366

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated issuers	1,024,072	1,114,062	30,688,404 [1]	20,202,403 [2]
Investments in affiliated issuers	474,376	691,255	4,544	14,872
Capital gain distributions received from unaffiliated underlying funds	2,209,541	1,830,799	—	—
Futures contracts	—	—	718,736	—
Foreign currency transactions	—	—	(3,514)	(183,135)
	3,707,989	3,636,116	31,408,170	20,034,140

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	5,447,445	6,228,208	(15,623,893)	7,988,914
Investments in affiliated issuers	6,006,528	4,784,123	(1,830)	(5,359)
Translation of assets and liabilities in foreign currencies	—	—	1,843	98,215
	11,453,973	11,012,331	(15,623,880)	8,081,770
Net realized and unrealized gain (loss)	15,161,962	14,648,447	15,784,290	28,115,910

Increase (decrease) in net assets from operations	$14,791,593	$13,979,187	$18,004,341	$38,002,276

1	Net of India foreign taxes of $2,206.
2	Net of India foreign taxes of $3,054.

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of Operations — June 30, 2012 (Unaudited)

Investment income	Equity- Income Trust	Financial Services Trust	Franklin Templeton Founding Allocation Trust	Fundamental All Cap Core Trust
Dividends	$29,379,186	$1,370,786	—	$9,159,326
Securities lending	405,314	57,007	—	—
Interest	34,632	5,285	—	394
Less foreign taxes withheld	(265,776)	(10,058)	—	(14,081)
Total investment income	29,553,356	1,423,020	—	9,145,639

Expenses
Investment management fees	7,931,471	556,588	$269,225	4,264,422
Series I distribution and service fees	79,090	24,742	11,129	30,340
Series II distribution and service fees	223,034	30,185	1,458,676	77,622
Accounting and legal services fees	136,777	9,570	82,481	85,206
Professional fees	14,438	17,733	23,166	20,973
Printing and postage	20,492	1,824	13,784	19,766
Custodian fees	65,842	13,905	5,967	85,602
Trustees’ fees	20,521	1,487	12,538	12,859
Registration and filing fees	2,684	2,333	2,563	2,664
Other	63,871	2,783	6,627	8,880
Total expenses before reductions and amounts recaptured	8,558,220	661,150	1,886,156	4,608,334
Net expense reductions and amounts recaptured	(342,273)	(2,584)	—	(23,022)
Total expenses	8,215,947	658,566	1,886,156	4,585,312
Net investment income (loss)	21,337,409	764,454	(1,886,156)	4,560,327

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated issuers	42,651,886	2,412,300	—	51,113,543
Investments in affiliated issuers	19,313	2,391	(17,236,963)	—
Foreign currency transactions	(5,244)	(1,919)	—	10,631
	42,665,955	2,412,772	(17,236,963)	51,124,174

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	97,124,638	9,438,617	—	38,506,344
Investments in affiliated issuers	(17,887)	(1,107)	88,522,882	—
Translation of assets and liabilities in foreign currencies	9,829	(76)	—	(18)
	97,116,580	9,437,434	88,522,882	38,506,326
Net realized and unrealized gain (loss)	139,782,535	11,850,206	71,285,919	89,630,500

Increase (decrease) in net assets from operations	$161,119,944	$12,614,660	$69,399,763	$94,190,827

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of Operations — June 30, 2012 (Unaudited)

Investment income	Fundamental Holdings Trust	Fundamental Large Cap Value Trust	Fundamental Value Trust	Global Trust
Dividends	$1,960,807	$4,490,845	$15,492,665	$12,457,537
Securities lending	—	—	366,588	544,539
Interest	—	601	55,642	3,031
Less foreign taxes withheld	—	(36,534)	(349,268)	(973,644)
Total investment income	1,960,807	4,454,912	15,565,627	12,031,463

Expenses
Investment management fees	228,511	1,430,531	6,001,891	2,407,453
Series I distribution and service fees	10,278	13,012	85,554	38,419
Series II distribution and service fees	3,779,531	17,016	346,170	36,943
Series III distribution and service fees	77,109	—	—	—
Accounting and legal services fees	72,448	28,460	107,337	40,074
Professional fees	15,391	18,308	23,277	20,763
Printing and postage	12,487	4,241	17,433	8,593
Custodian fees	5,967	20,924	178,898	228,809
Trustees’ fees	10,911	4,884	16,176	6,122
Registration and filing fees	2,447	2,413	2,439	2,485
Other	5,995	3,632	10,432	5,368
Total expenses before reductions and amounts recaptured	4,221,075	1,543,421	6,789,607	2,795,029
Net expense reductions and amounts recaptured	(450,704)	(7,663)	(28,959)	(101,019)
Total expenses	3,770,371	1,535,758	6,760,648	2,694,010
Net investment income (loss)	(1,809,564)	2,919,154	8,804,979	9,337,453

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated issuers	39,842,513	9,377,249	45,859,813	14,057,024
Investments in affiliated issuers	62,289	—	12,908	(2,083)
Foreign currency transactions	—	(21,803)	(38,696)	(107,047)
	39,904,802	9,355,446	45,834,025	13,947,894

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	14,088,218	10,209,595	52,580,362	8,821,039
Investments in affiliated issuers	5,890,270	—	(6,101)	(1,181)
Translation of assets and liabilities in foreign currencies	—	—	(15,820)	(1,844)
	19,978,488	10,209,595	52,558,441	8,818,014
Net realized and unrealized gain (loss)	59,883,290	19,565,041	98,392,466	22,765,908

Increase (decrease) in net assets from operations	$58,073,726	$22,484,195	$107,197,445	$32,103,361

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of Operations — June 30, 2012 (Unaudited)

Investment income	Global Diversification Trust	Growth Equity Trust	Health Sciences Trust	Heritage Trust
Dividends	$2,542,070	$1,951,813	$599,544	$403,342
Securities lending	—	24,823	—	47,099
Interest	—	221	4,710	164
Less foreign taxes withheld	—	(11,434)	(29,496)	(375)
Total investment income	2,542,070	1,965,423	574,758	450,230

Expenses
Investment management fees	163,082	1,679,298	883,288	573,365
Series I distribution and service fees	28,561	—	15,826	—
Series II distribution and service fees	2,835,596	—	80,432	—
Series III distribution and service fees	119	—	—	—
Accounting and legal services fees	51,684	30,330	11,325	9,099
Professional fees	14,063	19,225	21,877	17,909
Printing and postage	9,022	4,139	1,941	1,330
Custodian fees	5,967	30,308	25,706	12,536
Trustees’ fees	7,896	4,625	1,752	1,384
Registration and filing fees	2,365	2,197	2,333	2,197
Other	4,884	4,445	2,764	2,606
Total expenses before reductions and amounts recaptured	3,123,239	1,774,567	1,047,244	620,426
Net expense reductions and amounts recaptured	(222,032)	(8,179)	(48,714)	(2,453)
Total expenses	2,901,207	1,766,388	998,530	617,973
Net investment income (loss)	(359,137)	199,035	(423,772)	(167,743)

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated issuers	13,742,371	23,861,453	10,139,505	4,257,865
Investments in affiliated issuers	21,278	1,459	—	2,779
Written options	—	—	1,158,941	—
Foreign currency transactions	—	—	(1,660)	41,970
	13,763,649	23,862,912	11,296,786	4,302,614

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	29,492,339	21,882,365	25,929,311	12,199,409
Investments in affiliated issuers	2,848,906	(873)	—	(1,448)
Written options	—	—	(82,320)	—
Translation of assets and liabilities in foreign currencies	—	—	(822)	(27,135)
	32,341,245	21,881,492	25,846,169	12,170,826
Net realized and unrealized gain (loss)	46,104,894	45,744,404	37,142,955	16,473,440

Increase (decrease) in net assets from operations	$45,745,757	$45,943,439	$36,719,183	$16,305,697

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of Operations — June 30, 2012 (Unaudited)

Investment income	International Core Trust	International Growth Stock Trust	International Opportunities Trust	International Small Company Trust
Dividends	$18,215,587	$4,460,289	$5,455,647	$1,956,627
Securities lending	799,047	—	—	78,700
Interest	379	24,975	147	(737)
Less foreign taxes withheld	(1,519,093)	(380,367)	(480,203)	(160,655)
Total investment income	17,495,920	4,104,897	4,975,591	1,873,935

Expenses
Investment management fees	2,951,070	1,018,229	1,859,530	486,995
Series I distribution and service fees	11,456	—	688	10,641
Series II distribution and service fees	26,971	—	33,158	33,488
Accounting and legal services fees	45,000	16,672	27,915	6,923
Professional fees	27,696	18,548	21,283	19,633
Printing and postage	7,960	2,339	4,703	1,352
Custodian fees	382,104	134,307	86,624	65,452
Trustees’ fees	6,647	2,638	4,277	1,044
Registration and filing fees	2,358	2,195	2,370	2,357
Other	5,696	3,573	4,698	3,771
Total expenses before reductions and amounts recaptured	3,466,958	1,198,501	2,045,246	631,656
Net expense reductions and amounts recaptured	(12,144)	(4,481)	(7,545)	(140,300)
Total expenses	3,454,814	1,194,020	2,037,701	491,356
Net investment income (loss)	14,041,106	2,910,877	2,937,890	1,382,579

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated issuers	(2,540,711)	(2,979,555)	494,352	1,308,395
Investments in affiliated issuers	(3,838)	—	—	636
Futures contracts	(1,538,076)	—	—	—
Foreign currency transactions	1,399,429	(56,698)	(141,332)	14,821
	(2,683,196)	(3,036,253)	353,020	1,323,852

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	(3,895,880)	10,754,078	18,586,650	2,734,025
Investments in affiliated issuers	(328)	—	—	(368)
Futures contracts	2,466,731	—	—	—
Translation of assets and liabilities in foreign currencies	(107,675)	8,142	(2,323)	2,168
	(1,537,152)	10,762,220	18,584,327	2,735,825
Net realized and unrealized gain (loss)	(4,220,348)	7,725,967	18,937,347	4,059,677

Increase (decrease) in net assets from operations	$9,820,758	$10,636,844	$21,875,237	$5,442,256

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of Operations — June 30, 2012 (Unaudited)

Investment income	International Value Trust	Lifestyle Balanced PS Series	Lifestyle Conservative PS Series	Lifestyle Growth PS Series
Dividends	$27,154,400	—	—	—
Securities lending	1,542,368	—	—	—
Interest	12,791	—	—	—
Income distributions received from affiliated underlying funds	—	$716	—	$1,366
Less foreign taxes withheld	(2,821,148)	—	—	—
Total investment income	25,888,411	716	—	1,366

Expenses
Investment management fees	4,004,994	23,967	$9,156	29,179
Series I distribution and service fees	28,779	—	—	—
Series II distribution and service fees	127,027	119,835	45,781	145,894
Accounting and legal services fees	67,537	6,369	2,443	7,776
Professional fees	23,741	17,245	17,122	17,541
Printing and postage	12,579	582	225	733
Custodian fees	510,394	5,970	5,970	5,970
Trustees’ fees	9,920	1,086	404	1,331
Registration and filing fees	2,556	4,496	4,496	4,496
Other	7,610	1,895	1,785	1,925
Total expenses before reductions and amounts recaptured	4,795,137	181,445	87,382	214,845
Net expense reductions and amounts recaptured	(416,526)	10,291	(14,133)	18,586
Total expenses	4,378,611	191,736	73,249	233,431
Net investment income (loss)	21,509,800	(191,020)	(73,249)	(232,065)

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated issuers	(10,901,481)	—	—	—
Investments in affiliated issuers	(1,189)	24,390	66,325	(31,811)
Foreign currency transactions	(192,939)	—	—	—
	(11,095,609)	24,390	66,325	(31,811)

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	(1,366,231)	—	—	—
Investments in affiliated issuers	(1,563)	4,297,539	1,335,443	6,018,964
Translation of assets and liabilities in foreign currencies	(43,010)	—	—	—
	(1,410,804)	4,297,539	1,335,443	6,018,964
Net realized and unrealized gain (loss)	(12,506,413)	4,321,929	1,401,768	5,987,153

Increase (decrease) in net assets from operations	$9,003,387	$4,130,909	$1,328,519	$5,755,088

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of Operations — June 30, 2012 (Unaudited)

Investment income	Lifestyle Moderate PS Series	Mid Cap Stock Trust	Mid Cap Value Equity Trust	Mid Value Trust
Dividends	—	$1,730,714	$1,361,646	$6,648,494
Securities lending	—	619,091	49,811	397,960
Interest	—	20,496	6,363	88,285
Income distributions received from affiliated underlying funds	$499	—	—	—
Less foreign taxes withheld	—	(16,962)	(8,299)	(54,636)
Total investment income	499	2,353,339	1,409,521	7,080,103

Expenses
Investment management fees	11,869	3,145,519	583,391	3,593,683
Series I distribution and service fees	—	47,059	—	70,973
Series II distribution and service fees	59,343	143,000	—	107,085
Accounting and legal services fees	3,159	50,728	9,018	51,361
Professional fees	17,172	19,533	16,679	19,031
Printing and postage	292	8,788	1,233	8,530
Custodian fees	5,970	65,956	11,309	50,535
Trustees’ fees	531	7,751	1,355	7,676
Registration and filing fees	4,496	2,524	2,197	2,500
Other	1,806	7,146	3,272	5,998
Total expenses before reductions and amounts recaptured	104,638	3,498,004	628,454	3,917,372
Net expense reductions and amounts recaptured	(9,688)	(13,729)	(2,431)	(185,844)
Total expenses	94,950	3,484,275	626,023	3,731,528
Net investment income (loss)	(94,451)	(1,130,936)	783,498	3,348,575

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated issuers	—	29,127,177	6,084,385	30,521,683
Investments in affiliated issuers	19,787	30,873	2,290	37,410
Foreign currency transactions	—	(115,677)	(627)	2,528
	19,787	29,042,373	6,086,048	30,561,621

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	—	68,433,074	3,262,070	22,778,794
Investments in affiliated issuers	2,052,800	(19,572)	(989)	(27,776)
Translation of assets and liabilities in foreign currencies	—	(277)	—	494
	2,052,800	68,413,225	3,261,081	22,751,512
Net realized and unrealized gain (loss)	2,072,587	97,455,598	9,347,129	53,313,133

Increase (decrease) in net assets from operations	$1,978,136	$96,324,662	$10,130,627	$56,661,708

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of Operations — June 30, 2012 (Unaudited)

Investment income	Mutual Shares Trust	Natural Resources Trust	Real Estate Securities Trust	Science & Technology Trust
Dividends	$8,090,053	$2,100,279	$6,705,376	$1,401,393
Securities lending	129,125	135,098	48,612	309,765
Interest	1,478,038	4,440	272	3,539
Less foreign taxes withheld	(164,099)	(141,724)	—	(14,362)
Total investment income	9,533,117	2,098,093	6,754,260	1,700,335

Expenses
Investment management fees	2,953,229	1,023,672	1,405,611	2,041,317
Series I distribution and service fees	49,137	3,330	24,531	81,859
Series II distribution and service fees	—	153,604	96,360	61,170
Accounting and legal services fees	41,554	13,893	27,055	26,191
Professional fees	27,834	17,496	21,706	20,536
Printing and postage	6,544	2,579	4,747	4,913
Custodian fees	100,527	5,802	15,969	45,266
Trustees’ fees	6,247	2,057	4,155	4,068
Registration and filing fees	2,358	2,275	2,595	2,300
Other	5,273	3,114	3,886	4,125
Total expenses before reductions and amounts recaptured	3,192,703	1,227,822	1,606,615	2,291,745
Net expense reductions and amounts recaptured	(11,203)	(3,763)	(7,287)	(59,733)
Total expenses	3,181,500	1,224,059	1,599,328	2,232,012
Net investment income (loss)	6,351,617	874,034	5,154,932	(531,677)

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated issuers	17,685,606	(8,529,456)	31,939,737	18,914,379
Investments in affiliated issuers	5,563	4,004	14,308	2,657
Written options	30,616	—	—	—
Foreign currency transactions	3,132,826	(10,373)	544	9,066
	20,854,611	(8,535,825)	31,954,589	18,926,102

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	9,999,941	(6,215,957)	15,952,653	7,818,504
Investments in affiliated issuers	(2,281)	(3,409)	(7,120)	(2,100)
Written options	11,130	—	—	—
Translation of assets and liabilities in foreign currencies	(2,506,003)	(570)	(416)	4,846
	7,502,787	(6,219,936)	15,945,117	7,821,250
Net realized and unrealized gain (loss)	28,357,398	(14,755,761)	47,899,706	26,747,352

Increase (decrease) in net assets from operations	$34,709,015	($13,881,727)	$53,054,638	$26,215,675

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of Operations — June 30, 2012 (Unaudited)

Investment income	Small Cap Growth Trust	Small Cap Opportunities Trust	Small Cap Value Trust	Small Company Growth Trust
Dividends	$578,484	$851,376	$6,365,725	$383,359
Securities lending	498,258	77,664	149,986	48,020
Interest	6,206	1,575	17,413	1,603
Less foreign taxes withheld	(12,163)	—	—	—
Total investment income	1,070,785	930,615	6,533,124	432,982

Expenses
Investment management fees	2,194,624	804,564	3,212,881	519,644
Series I distribution and service fees	23,265	8,101	63,056	—
Series II distribution and service fees	44,462	42,232	57,963	—
Accounting and legal services fees	28,247	10,849	41,861	7,013
Professional fees	17,416	16,502	18,525	16,531
Printing and postage	4,926	1,894	6,406	972
Custodian fees	36,657	13,343	40,990	9,456
Trustees’ fees	4,272	1,652	6,358	1,064
Registration and filing fees	2,475	2,300	2,414	2,197
Other	4,286	2,709	4,980	2,738
Total expenses before reductions and amounts recaptured	2,360,630	904,146	3,455,434	559,615
Net expense reductions and amounts recaptured	(7,558)	(71,049)	(11,187)	(1,891)
Total expenses	2,353,072	833,097	3,444,247	557,724
Net investment income (loss)	(1,282,287)	97,518	3,088,877	(124,742)

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated issuers	17,224,181	7,939,690	16,941,358	6,428,669
Investments in affiliated issuers	14,005	6,494	27,957	5,183
Foreign currency transactions	(20,038)	(3)	—	(12)
	17,218,148	7,946,181	16,969,315	6,433,840

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	32,002,535	589,476	19,216,150	3,063,084
Investments in affiliated issuers	(11,555)	(3,768)	(17,282)	(3,410)
Translation of assets and liabilities in foreign currencies	289	—	—	—
	31,991,269	585,708	19,198,868	3,059,674
Net realized and unrealized gain (loss)	49,209,417	8,531,889	36,168,183	9,493,514

Increase (decrease) in net assets from operations	$47,927,130	$8,629,407	$39,257,060	$9,368,772

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of Operations — June 30, 2012 (Unaudited)

Investment income	Small Company Value Trust	Smaller Company Growth Trust	Strategic Allocation Trust	U.S. Equity Trust
Dividends	$3,921,711	$425,993	—	$9,622,607
Securities lending	306,850	190,848	$270	140,055
Interest	2,561	1,889	196,606	—
Less foreign taxes withheld	(2,631)	(2,433)	(233)	(111)
Total investment income	4,228,491	616,297	196,643	9,762,551

Expenses
Investment management fees	1,935,123	1,165,313	196,736	3,178,190
Series I distribution and service fees	21,191	20,342	—	11,604
Series II distribution and service fees	98,817	25,250	—	4,131
Accounting and legal services fees	25,253	14,694	4,770	56,425
Professional fees	17,673	18,657	36,126	26,409
Printing and postage	4,106	2,529	444	7,683
Custodian fees	28,071	13,769	7,337	47,704
Trustees’ fees	3,806	2,237	806	8,860
Registration and filing fees	2,276	2,303	2,152	2,248
Other	3,804	3,387	12,127	7,910
Total expenses before reductions and amounts recaptured	2,140,120	1,268,481	260,498	3,351,164
Net expense reductions and amounts recaptured	(105,933)	(143,847)	6,488	(15,222)
Total expenses	2,034,187	1,124,634	266,986	3,335,942
Net investment income (loss)	2,194,304	(508,337)	(70,343)	6,426,609

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated issuers	(409,446)	7,050,244	(614)	34,384,262
Investments in affiliated issuers	26,541	45,191	306	8,053
Futures contracts	—	12,776	3,249,038	—
Foreign currency transactions	(475)	15	(628,317)	—
	(383,380)	7,108,226	2,620,413	34,392,315

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	18,647,118	11,239,063	8,847	26,238,574
Investments in affiliated issuers	(17,365)	(6,805)	—	(3,518)
Futures contracts	—	70,523	1,260,648	—
Translation of assets and liabilities in foreign currencies	26	(6)	371,087	—
	18,629,779	11,302,775	1,640,582	26,235,056
Net realized and unrealized gain (loss)	18,246,399	18,411,001	4,260,995	60,627,371

Increase (decrease) in net assets from operations	$20,440,703	$17,902,664	$4,190,652	$67,053,980

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of Operations — June 30, 2012 (Unaudited)

Investment income	Utilities Trust	Value Trust
Dividends	$4,181,365	$2,988,683
Securities lending	127,722	—
Interest	152,497	69,042
Less foreign taxes withheld	(292,629)	—
Total investment income	4,168,955	3,057,725

Expenses
Investment management fees	793,911	1,229,174
Series I distribution and service fees	33,633	70,760
Series II distribution and service fees	35,677	39,013
Accounting and legal services fees	12,997	22,571
Professional fees	17,170	20,223
Printing and postage	2,210	3,106
Custodian fees	53,969	13,093
Trustees’ fees	1,990	3,915
Registration and filing fees	2,252	2,407
Other	2,943	3,401
Total expenses before reductions and amounts recaptured	956,752	1,407,663
Net expense reductions and amounts recaptured	(3,498)	(5,989)
Total expenses	953,254	1,401,674
Net investment income (loss)	3,215,701	1,656,051

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated issuers	9,468,210	15,652,301
Investments in affiliated issuers	5,051	—
Futures contracts	—	(411,999)
Foreign currency transactions	880,703	—
	10,353,964	15,240,302

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	(3,531,529)	1,653,224
Investments in affiliated issuers	(3,227)	—
Translation of assets and liabilities in foreign currencies	(532,567)	—
	(4,067,323)	1,653,224
Net realized and unrealized gain (loss)	6,286,641	16,893,526

Increase (decrease) in net assets from operations	$9,502,342	$18,549,577

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of Changes in Net Assets

	All Cap Core Trust		All Cap Value Trust		Alpha Opportunities Trust
Increase (decrease) in net assets	Six months ended 6/30/12 (Unaudited)	Year ended 12/31/11	Six months ended 6/30/12 (Unaudited)	Year ended 12/31/11	Six months ended 6/30/12 (Unaudited)	Year ended 12/31/11
From operations
Net investment income (loss)	$2,169,418	$3,803,729	$2,255,600	$2,470,292	$2,917,711	$3,140,649
Net realized gain (loss)	18,913,458	15,735,422	6,413,038	22,210,359	49,191,135	54,965,633
Change in net unrealized appreciation (depreciation)	5,036,849	(15,839,132)	5,954,483	(44,532,562)	49,457,317	(126,283,440)
Increase (decrease) in net assets resulting from operations	26,119,725	3,700,019	14,623,121	(19,851,911)	101,566,163	(68,177,158)
Distributions to shareholders
From net investment income
Series I	—	(765,940)	—	(112,907)	—	(636)
Series II	—	(67,042)	—	(43,946)	—	—
Series NAV	—	(3,041,043)	—	(1,589,461)	—	(2,132,459)
From net realized gain
Series I	—	—	—	—	—	(37,082)
Series NAV	—	—	—	—	—	(130,523,708)
Total distributions	—	(3,874,025)	—	(1,746,314)	—	(132,693,885)
From Portfolio share transactions	(18,811,743)	(27,691,747)	52,281,378	102,155,949	(69,395,557)	151,653,498
Total increase (decrease)	7,307,982	(27,865,753)	66,904,499	80,557,724	32,170,606	(49,217,545)

Net assets
Beginning of period	350,008,129	377,873,882	442,255,466	361,697,742	875,462,732	924,680,277
End of period	$357,316,111	$350,008,129	$509,159,965	$442,255,466	$907,633,338	$875,462,732

Undistributed net investment income (loss)	$2,897,901	$728,483	$3,365,211	$1,109,611	$3,881,934	$964,223

	American Asset Allocation Trust		American Blue Chip Income and Growth Trust		American Global Growth Trust
Increase (decrease) in net assets	Six months ended 6/30/12 (Unaudited)	Year ended 12/31/11	Six months ended 6/30/12 (Unaudited)	Year ended 12/31/11	Six months ended 6/30/12 (Unaudited)	Year ended 12/31/11
From operations
Net investment income (loss)	$2,113,324	$23,369,358	$387,432	$3,976,088	($562,774)	$1,382,637
Net realized gain (loss)	(1,550,854)	(31,746,157)	(322,402)	(12,638,053)	(3,139,716)	(7,741,271)
Change in net unrealized appreciation (depreciation)	121,321,468	25,054,870	20,947,047	4,340,775	18,001,346	(9,580,303)
Increase (decrease) in net assets resulting from operations	121,883,938	16,678,071	21,012,077	(4,321,190)	14,298,856	(15,938,937)
Distributions to shareholders
From net investment income
Series I	—	(2,883,770)	—	(224,851)	—	(16,541)
Series II	—	(17,733,694)	—	(830,620)	—	(1,320,640)
Series III	—	(2,753,547)	—	(2,921,200)	—	(46,800)
Total distributions	—	(23,371,011)	—	(3,976,671)	—	(1,383,981)
From Portfolio share transactions	(105,175,407)	(175,257,703)	(7,410,652)	(16,609,169)	(13,052,302)	(22,731,733)
Total increase (decrease)	16,708,531	(181,950,643)	13,601,425	(24,907,030)	1,246,554	(40,054,651)

Net assets
Beginning of period	1,606,745,646	1,788,696,289	249,501,659	274,408,689	162,673,245	202,727,896
End of period	$1,623,454,177	$1,606,745,646	$263,103,084	$249,501,659	$163,919,799	$162,673,245

Undistributed net investment income (loss)	$2,113,324	—	$387,432	—	($562,774)	—

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of Changes in Net Assets

	American Global Small Capitalization Trust		American Growth Trust		American Growth-Income Trust
Increase (decrease) in net assets	Six months ended 6/30/12 (Unaudited)	Year ended 12/31/11	Six months ended 6/30/12 (Unaudited)	Year ended 12/31/11	Six months ended 6/30/12 (Unaudited)	Year ended 12/31/11
From operations
Net investment income (loss)	$792,669	$895,939	($751,709)	$1,673,066	($156,924)	$12,227,805
Net realized gain (loss)	3,662,636	1,221,380	(10,804,997)	(20,827,452)	(14,681,025)	(26,934,174)
Change in net unrealized appreciation (depreciation)	1,135,019	(21,482,893)	104,169,416	(29,763,642)	100,640,835	(6,225,059)
Increase (decrease) in net assets resulting from operations	5,590,324	(19,365,574)	92,612,710	(48,918,028)	85,802,886	(20,931,428)
Distributions to shareholders
From net investment income
Series I	—	(3,540)	—	(231,543)	—	(2,419,390)
Series II	—	(448,173)	—	(833,531)	—	(8,627,280)
Series III	—	(444,668)	—	(609,163)	—	(1,227,239)
Total distributions	—	(896,381)	—	(1,674,237)	—	(12,273,909)
From Portfolio share transactions	(4,808,855)	(6,317,878)	(105,476,892)	(162,605,732)	(93,575,755)	(163,876,029)
Total increase (decrease)	781,469	(26,579,833)	(12,864,182)	(213,197,997)	(7,772,869)	(197,081,366)

Net assets
Beginning of period	86,745,680	113,325,513	1,122,657,472	1,335,855,469	1,050,806,352	1,247,887,718
End of period	$87,527,149	$86,745,680	$1,109,793,290	$1,122,657,472	$1,043,033,483	$1,050,806,352

Undistributed net investment income (loss)	$792,669	—	($751,709)	—	($153,902)	$3,022

	American High-Income Bond Trust		American International Trust		American New World Trust
Increase (decrease) in net assets	Six months ended 6/30/12 (Unaudited)	Year ended 12/31/11	Six months ended 6/30/12 (Unaudited)	Year ended 12/31/11	Six months ended 6/30/12 (Unaudited)	Year ended 12/31/11
From operations
Net investment income (loss)	$1,079,176	$7,191,783	($1,941,140)	$10,251,306	($231,529)	$1,015,425
Net realized gain (loss)	2,214,901	1,460,358	(24,355,039)	(17,781,244)	2,400,238	1,968,702
Change in net unrealized appreciation (depreciation)	2,357,635	(7,016,479)	58,543,789	(101,592,474)	1,319,247	(16,429,643)
Increase (decrease) in net assets resulting from operations	5,651,712	1,635,662	32,247,610	(109,122,412)	3,487,956	(13,445,516)
Distributions to shareholders
From net investment income
Series I	—	(119,518)	—	(1,367,751)	—	(126,904)
Series II	—	(3,895,090)	—	(8,007,614)	—	(840,517)
Series III	—	(3,177,372)	—	(876,340)	—	(48,439)
Total distributions	—	(7,191,980)	—	(10,251,705)	—	(1,015,860)
From Portfolio share transactions	(4,203,684)	(2,030,205)	(53,551,036)	(49,188,052)	(6,107,406)	(14,304,453)
Total increase (decrease)	1,448,028	(7,586,523)	(21,303,426)	(168,562,169)	(2,619,450)	(28,765,829)

Net assets
Beginning of period	96,876,502	104,463,025	707,884,434	876,446,603	77,068,011	105,833,840
End of period	$98,324,530	$96,876,502	$686,581,008	$707,884,434	$74,448,561	$77,068,011

Undistributed net investment income (loss)	$1,079,176	—	($1,941,140)	—	($231,529)	—

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of Changes in Net Assets

	Blue Chip Growth Trust		Capital Appreciation Trust		Capital Appreciation Value Trust
Increase (decrease) in net assets	Six months ended 6/30/12 (Unaudited)	Year ended 12/31/11	Six months ended 6/30/12 (Unaudited)	Year ended 12/31/11	Six months ended 6/30/12 (Unaudited)	Year ended 12/31/11
From operations
Net investment income (loss)	$182,135	$2,564,868	$503,104	$840,312	$1,954,252	$4,639,372
Net realized gain (loss)	72,910,308	119,822,574	58,958,475	90,633,086	19,237,381	32,193,898
Change in net unrealized appreciation (depreciation)	133,017,555	(86,983,807)	56,709,069	(82,464,449)	930,851	(27,439,401)
Increase (decrease) in net assets resulting from operations	206,109,998	35,403,635	116,170,648	9,008,949	22,122,484	9,393,869
Distributions to shareholders
From net investment income
Series I	—	(22,096)	—	(140,457)	—	(12,873)
Series II	—	—	—	(22,127)	—	(3,695,284)
Series NAV	—	(194,052)	—	(898,324)	—	(237,061)
From net realized gain
Series I	—	—	—	—	—	(13,294)
Series II	—	—	—	—	—	(4,740,850)
Series NAV	—	—	—	—	—	(186,299)
Total distributions	—	(216,148)	—	(1,060,908)	—	(8,885,661)
From Portfolio share transactions	(128,592,903)	(175,401,270)	(79,361,170)	(107,055,709)	(19,052,350)	(22,781,432)
Total increase (decrease)	77,517,095	(140,213,783)	36,809,478	(99,107,668)	3,070,134	(22,273,224)

Net assets
Beginning of period	1,685,383,454	1,825,597,237	1,022,653,109	1,121,760,777	318,547,403	340,820,627
End of period	$1,762,900,549	$1,685,383,454	$1,059,462,587	$1,022,653,109	$321,617,537	$318,547,403

Undistributed net investment income (loss)	$2,278,044	$2,095,909	$1,518,116	$1,015,012	$2,772,437	$818,185

	Core Allocation Plus Trust		Core Fundamental Holdings Trust		Core Global Diversification Trust
Increase (decrease) in net assets	Six months ended 6/30/12 (Unaudited)	Year ended 12/31/11	Six months ended 6/30/12 (Unaudited)	Year ended 12/31/11	Six months ended 6/30/12 (Unaudited)	Year ended 12/31/11
From operations
Net investment income (loss)	$1,110,708	$2,763,153	($370,369)	$4,237,375	($669,260)	$5,180,134
Net realized gain (loss)	11,904,411	10,688,530	3,707,989	4,139,862	3,636,116	4,980,766
Change in net unrealized appreciation (depreciation)	3,927,963	(20,040,166)	11,453,973	(7,537,397)	11,012,331	(23,929,535)
Increase (decrease) in net assets resulting from operations	16,943,082	(6,588,483)	14,791,593	839,840	13,979,187	(13,768,635)
Distributions to shareholders
From net investment income
Series I	—	(344,428)	—	(446)	—	(2,636)
Series II	—	(1,692,555)	—	(3,808,829)	—	(4,808,311)
Series III	—	—	—	(427,881)	—	(368,810)
Series NAV	—	(1,107,347)	—	—	—	—
From net realized gain
Series I	—	(1,376,733)	—	(128)	—	(1,648)
Series II	—	(7,921,144)	—	(1,248,459)	—	(3,047,078)
Series III	—	—	—	(109,401)	—	(183,060)
Series NAV	—	(4,045,098)	—	—	—	—
Total distributions	—	(16,487,305)	—	(5,595,144)	—	(8,411,543)
From Portfolio share transactions	(85,688,174)	21,008,103	25,267,626	37,023,047	(7,191,709)	31,680,148
Total increase (decrease)	(68,745,092)	(2,067,685)	40,059,219	32,267,743	6,787,478	9,499,970

Net assets
Beginning of period	242,491,882	244,559,567	279,871,203	247,603,460	304,582,459	295,082,489
End of period	$173,746,790	$242,491,882	$319,930,422	$279,871,203	$311,369,937	$304,582,459

Undistributed net investment income (loss)	$1,614,649	$503,941	($370,312)	$57	($669,260)	—

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of Changes in Net Assets

	Disciplined Diversification Trust		Emerging Markets Value Trust		Equity-Income Trust
Increase (decrease) in net assets	Six months ended 6/30/12 (Unaudited)	Year ended 12/31/11	Six months ended 6/30/12 (Unaudited)	Year ended 12/31/11	Six months ended 6/30/12 (Unaudited)	Year ended 12/31/11
From operations
Net investment income (loss)	$2,220,051	$5,347,755	$9,886,366	$13,540,812	$21,337,409	$39,301,018
Net realized gain (loss)	31,408,170	4,536,050	20,034,140	75,667,929	42,665,955	63,105,034
Change in net unrealized appreciation (depreciation)	(15,623,880)	(17,927,335)	8,081,770	(394,025,824)	97,116,580	(126,551,695)
Increase (decrease) in net assets resulting from operations	18,004,341	(8,043,530)	38,002,276	(304,817,083)	161,119,944	(24,145,643)
Distributions to shareholders
From net investment income
Series I	—	(4,213)	—	(133,221)	—	(5,850,481)
Series II	—	(4,202,863)	—	—	—	(2,943,614)
Series NAV	—	(2,953,962)	—	(17,432,920)	—	(28,478,397)
From net realized gain
Series I	—	(845)	—	(1,065,650)	—	—
Series II	—	(951,079)	—	—	—	—
Series NAV	—	(569,652)	—	(130,608,922)	—	—
Total distributions	—	(8,682,614)	—	(149,240,713)	—	(37,272,492)
From Portfolio share transactions	(131,011,123)	10,036,824	66,211,280	277,542,102	(110,476,325)	64,186,810
Total increase (decrease)	(113,006,782)	(6,689,320)	104,213,556	(176,515,694)	50,643,619	2,768,675

Net assets
Beginning of period	337,420,771	344,110,091	921,941,965	1,098,457,659	1,956,500,498	1,953,731,823
End of period	$224,413,989	$337,420,771	$1,026,155,521	$921,941,965	$2,007,144,117	$1,956,500,498

Undistributed net investment income (loss)	$3,117,663	$897,612	$7,233,573	($2,652,793)	$30,348,037	$9,010,628

	Financial Services Trust		Franklin Templeton Founding Allocation Trust		Fundamental All Cap Core Trust
Increase (decrease) in net assets	Six months ended 6/30/12 (Unaudited)	Year ended 12/31/11	Six months ended 6/30/12 (Unaudited)	Year ended 12/31/11	Six months ended 6/30/12 (Unaudited)	Year ended 12/31/11
From operations
Net investment income (loss)	$764,454	$1,398,661	($1,886,156)	$34,547,187	$4,560,327	$13,348,155
Net realized gain (loss)	2,412,772	8,281,204	(17,236,963)	(35,710,634)	51,124,174	259,184,022
Change in net unrealized appreciation (depreciation)	9,437,434	(24,344,622)	88,522,882	(16,104,542)	38,506,326	(297,841,858)
Increase (decrease) in net assets resulting from operations	12,614,660	(14,664,757)	69,399,763	(17,267,989)	94,190,827	(25,309,681)
Distributions to shareholders
From net investment income
Series I	—	(1,714,392)	—	(1,340,133)	—	(1,330,649)
Series II	—	(375,047)	—	(33,006,304)	—	(548,448)
Series NAV	—	(338,284)	—	(302,214)	—	(12,051,274)
Total distributions	—	(2,427,723)	—	(34,648,651)	—	(13,930,371)
From Portfolio share transactions	(4,141,731)	(29,232,048)	(73,899,343)	(130,091,791)	(72,244,720)	(136,818,048)
Total increase (decrease)	8,472,929	(46,324,528)	(4,499,580)	(182,008,431)	21,946,107	(176,058,100)

Net assets
Beginning of period	132,744,921	179,069,449	1,207,732,431	1,389,740,862	1,208,863,268	1,384,921,368
End of period	$141,217,850	$132,744,921	$1,203,232,851	$1,207,732,431	$1,230,809,375	$1,208,863,268

Undistributed net investment income (loss)	$764,454	—	($1,886,156)	—	$7,575,730	$3,015,403

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of Changes in Net Assets

	Fundamental Holdings Trust		Fundamental Large Cap Value Trust		Fundamental Value Trust
Increase (decrease) in net assets	Six months ended 6/30/12 (Unaudited)	Year ended 12/31/11	Six months ended 6/30/12 (Unaudited)	Year ended 12/31/11	Six months ended 6/30/12 (Unaudited)	Year ended 12/31/11
From operations
Net investment income (loss)	($1,809,564)	$15,102,279	$2,919,154	$4,182,640	$8,804,979	$15,540,352
Net realized gain (loss)	39,904,802	(8,365,627)	9,355,446	29,459,886	45,834,025	41,754,200
Change in net unrealized appreciation (depreciation)	19,978,488	(19,383,915)	10,209,595	(28,133,270)	52,558,441	(115,550,200)
Increase (decrease) in net assets resulting from operations	58,073,726	(12,647,263)	22,484,195	5,509,256	107,197,445	(58,255,648)
Distributions to shareholders
From net investment income
Series I	—	(49,205)	—	(372,972)	—	(2,950,617)
Series II	—	(14,114,426)	—	(102,427)	—	(1,831,164)
Series III	—	(1,154,918)	—	—	—	—
Series NAV	—	—	—	(2,882,272)	—	(8,563,397)
Total distributions	—	(15,318,549)	—	(3,357,671)	—	(13,345,178)
From Portfolio share transactions	(61,155,563)	(105,023,281)	159,062,158	122,340,567	(95,636,828)	(136,817,855)
Total increase (decrease)	(3,081,837)	(132,989,093)	181,546,353	124,492,152	11,560,617	(208,418,681)

Net assets
Beginning of period	1,055,010,814	1,187,999,907	327,544,583	203,052,431	1,545,495,838	1,753,914,519
End of period	$1,051,928,977	$1,055,010,814	$509,090,936	$327,544,583	$1,557,056,455	$1,545,495,838

Undistributed net investment income (loss)	($1,809,564)	—	$4,266,567	$1,347,413	$8,751,340	($53,639)

	Global Trust		Global Diversification Trust		Growth Equity Trust
Increase (decrease) in net assets	Six months ended 6/30/12 (Unaudited)	Year ended 12/31/11	Six months ended 6/30/12[1] (Unaudited)	Year ended 12/31/11	Six months ended 6/30/12 (Unaudited)	Year ended 12/31/11
From operations
Net investment income (loss)	$9,337,453	$13,976,136	($359,137)	$13,508,579	$199,035	$191,119
Net realized gain (loss)	13,947,894	48,834,237	13,763,649	(2,476,361)	23,862,912	40,583,904
Change in net unrealized appreciation (depreciation)	8,818,014	(96,167,607)	32,341,245	(64,679,614)	21,881,492	(56,084,215)
Increase (decrease) in net assets resulting from operations	32,103,361	(33,357,234)	45,745,757	(53,647,396)	45,943,439	(15,309,192)
Distributions to shareholders
From net investment income
Series I	—	(3,341,741)	—	(166,571)	—	—
Series II	—	(571,988)	—	(13,499,319)	—	—
Series III	—	—	—	(2,156)	—	—
Series NAV	—	(9,179,617)	—	—	—	(641,066)
Total distributions	—	(13,093,346)	—	(13,668,046)	—	(641,066)
From Portfolio share transactions	(33,347,168)	(54,433,243)	(48,831,879)	(80,431,973)	(28,078,560)	(15,624,598)
Total increase (decrease)	(1,243,807)	(100,883,823)	(3,086,122)	(147,747,415)	17,864,879	(31,574,856)

Net assets
Beginning of period	582,853,038	683,736,861	748,765,728	896,513,143	429,023,782	460,598,638
End of period	$581,609,231	$582,853,038	$745,679,606	$748,765,728	$446,888,661	$429,023,782

Undistributed net investment income (loss)	$10,857,443	$1,519,990	($359,137)	—	$291,013	$91,978

1	Series III shares were terminated on 6-26-12.

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of Changes in Net Assets

	Health Sciences Trust		Heritage Trust		International Core Trust
Increase (decrease) in net assets	Six months ended 6/30/12 (Unaudited)	Year ended 12/31/11	Six months ended 6/30/12 (Unaudited)	Year ended 12/31/11	Six months ended 6/30/12 (Unaudited)	Year ended 12/31/11
From operations
Net investment income (loss)	($423,772)	($1,007,952)	($167,743)	($341,629)	$14,041,106	$20,926,349
Net realized gain (loss)	11,296,786	12,009,168	4,302,614	10,298,148	(2,683,196)	14,296,591
Change in net unrealized appreciation (depreciation)	25,846,169	2,528,206	12,170,826	(17,323,074)	(1,537,152)	(86,834,955)
Increase (decrease) in net assets resulting from operations	36,719,183	13,529,422	16,305,697	(7,366,555)	9,820,758	(51,612,015)
Distributions to shareholders
From net investment income
Series I	—	—	—	—	—	(1,237,519)
Series II	—	—	—	—	—	(533,927)
Series NAV	—	—	—	—	—	(15,395,969)
From net realized gain
Series I	—	(679,467)	—	—	—	—
Series II	—	(694,099)	—	—	—	—
Series NAV	—	(355,424)	—	(16,615,917)	—	—
Total distributions	—	(1,728,990)	—	(16,615,917)	—	(17,167,415)
From Portfolio share transactions	(908,863)	(3,054,956)	(10,252,570)	11,500,872	29,017,173	(150,082,500)
Total increase (decrease)	35,810,320	8,745,476	6,053,127	(12,481,600)	38,837,931	(218,861,930)

Net assets
Beginning of period	146,891,942	138,146,466	128,235,489	140,717,089	639,118,363	857,980,293
End of period	$182,702,262	$146,891,942	$134,288,616	$128,235,489	$677,956,294	$639,118,363

Undistributed net investment income (loss)	($425,299)	($1,527)	($180,902)	($13,159)	$15,005,820	$964,714

	International Growth Stock Trust		International Opportunities Trust		International Small Company Trust
Increase (decrease) in net assets	Six months ended 6/30/12 (Unaudited)	Year ended 12/31/11	Six months ended 6/30/12 (Unaudited)	Year ended 12/31/11	Six months ended 6/30/12 (Unaudited)	Year ended 12/31/11
From operations
Net investment income (loss)	$2,910,877	$3,014,316	$2,937,890	$2,913,591	$1,382,579	$2,046,831
Net realized gain (loss)	(3,036,253)	(69,996)	353,020	23,743,618	1,323,852	(4,946,580)
Change in net unrealized appreciation (depreciation)	10,762,220	(20,326,803)	18,584,327	(101,344,411)	2,735,825	(17,007,390)
Increase (decrease) in net assets resulting from operations	10,636,844	(17,382,483)	21,875,237	(74,687,202)	5,442,256	(19,907,139)
Distributions to shareholders
From net investment income
Series I	—	—	—	(23,987)	—	(802,484)
Series II	—	—	—	(214,689)	—	(429,398)
Series NAV	—	(2,819,432)	—	(3,287,624)	—	(672,456)
From net realized gain
Series NAV	—	(463,469)	—	—	—	—
Total distributions	—	(3,282,901)	—	(3,526,300)	—	(1,904,338)
From Portfolio share transactions	37,052,528	90,403,881	(38,019,451)	(3,143,065)	(13,558,190)	(6,328,735)
Total increase (decrease)	47,689,372	69,738,497	(16,144,214)	(81,356,567)	(8,115,934)	(28,140,212)

Net assets
Beginning of period	227,158,899	157,420,402	407,067,290	488,423,857	101,870,250	130,010,462
End of period	$274,848,271	$227,158,899	$390,923,076	$407,067,290	$93,754,316	$101,870,250

Undistributed net investment income (loss)	$3,046,199	$135,322	$2,919,179	($18,711)	$868,694	($513,885)

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of Changes in Net Assets

	International Value Trust		Lifestyle Balanced PS Series		Lifestyle Conservative PS Series
Increase (decrease) in net assets	Six months ended 6/30/12 (Unaudited)	Year ended 12/31/11	Six months ended 6/30/12 (Unaudited)	Period ended 12/31/11[1]	Six months ended 6/30/12 (Unaudited)	Period ended 12/31/11[1]
From operations
Net investment income (loss)	$21,509,800	$27,889,874	($191,020)	$476,043	($73,249)	$248,215
Net realized gain (loss)	(11,095,609)	33,568,798	24,390	347,975	66,325	145,175
Change in net unrealized appreciation (depreciation)	(1,410,804)	(197,418,441)	4,297,539	(59,020)	1,335,443	(112,978)
Increase (decrease) in net assets resulting from operations	9,003,387	(135,959,769)	4,130,909	764,998	1,328,519	280,412
Distributions to shareholders
From net investment income
Series I	—	(3,264,441)	—	—	—	—
Series II	—	(2,581,736)	—	(482,753)	—	(251,011)
Series NAV	—	(21,383,622)	—	—	—	—
From net realized gain
Series II	—	—	—	(272,901)	—	(149,793)
Total distributions	—	(27,229,799)	—	(755,654)	—	(400,804)
From Portfolio share transactions	16,433,986	78,711,016	49,799,995	70,702,908	13,795,235	29,512,270
Total increase (decrease)	25,437,373	(84,478,552)	53,930,904	70,712,252	15,123,754	29,391,878

Net assets
Beginning of period	960,953,334	1,045,431,886	70,712,252	—	29,391,878	—
End of period	$986,390,707	$960,953,334	$124,643,156	$70,712,252	$44,515,632	$29,391,878

Undistributed net investment income (loss)	$23,375,349	$1,865,549	($191,020)	—	($73,249)	—

	Lifestyle Growth PS Series		Lifestyle Moderate PS Series		Mid Cap Stock Trust
Increase (decrease) in net assets	Six months ended 6/30/12 (Unaudited)	Period ended 12/31/11[1]	Six months ended 6/30/12 (Unaudited)	Period ended 12/31/11[1]	Six months ended 6/30/12 (Unaudited)	Year ended 12/31/11
From operations
Net investment income (loss)	($232,065)	$529,841	($94,451)	$257,091	($1,130,936)	($2,820,091)
Net realized gain (loss)	(31,811)	364,089	19,787	161,662	29,042,373	105,286,427
Change in net unrealized appreciation (depreciation)	6,018,964	(88,000)	2,052,800	25,304	68,413,225	(166,434,790)
Increase (decrease) in net assets resulting from operations	5,755,088	805,930	1,978,136	444,057	96,324,662	(63,968,454)
Distributions to shareholders
From net investment income
Series II	—	(538,538)	—	(260,476)	—	—
From net realized gain
Series II	—	(275,863)	—	(154,244)	—	—
Total distributions	—	(814,401)	—	(414,720)	—	—
From Portfolio share transactions	36,648,529	93,847,183	22,759,171	36,010,571	(51,538,020)	(63,356,664)
Total increase (decrease)	42,403,617	93,838,712	24,737,307	36,039,908	44,786,642	(127,325,118)

Net assets
Beginning of period	93,838,712	—	36,039,908	—	693,939,934	821,265,052
End of period	$136,242,329	$93,838,712	$60,777,215	$36,039,908	$738,726,576	$693,939,934

Undistributed net investment income (loss)	($232,065)	—	($94,451)	—	($1,130,861)	$75

1	Period from 4-29-11 (inception date) to 12-31-11.

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of Changes in Net Assets

	Mid Cap Value Equity Trust		Mid Value Trust		Mutual Shares Trust
Increase (decrease) in net assets	Six months ended 6/30/12 (Unaudited)	Year ended 12/31/11	Six months ended 6/30/12 (Unaudited)	Year ended 12/31/11	Six months ended 6/30/12 (Unaudited)	Year ended 12/31/11
From operations
Net investment income (loss)	$783,498	$1,051,529	$3,348,575	$7,492,405	$6,351,617	$11,879,274
Net realized gain (loss)	6,086,048	19,107,715	30,561,621	120,824,570	20,854,611	3,173,554
Change in net unrealized appreciation (depreciation)	3,261,081	(30,068,943)	22,751,512	(163,559,351)	7,502,787	(19,548,022)
Increase (decrease) in net assets resulting from operations	10,130,627	(9,909,699)	56,661,708	(35,242,376)	34,709,015	(4,495,194)
Distributions to shareholders
From net investment income
Series I	—	—	—	(2,115,488)	—	(1,742,993)
Series II	—	—	—	(468,563)	—	—
Series NAV	—	(902,757)	—	(3,084,977)	—	(4,340,834)
From net realized gain
Series NAV	—	(1,693,281)	—	—	—	—
Total distributions	—	(2,596,038)	—	(5,669,028)	—	(6,083,827)
From Portfolio share transactions	(7,552,449)	1,726,845	(37,631,223)	(35,893,026)	(27,187,334)	(27,418,430)
Total increase (decrease)	2,578,178	(10,778,892)	19,030,485	(76,804,430)	7,521,681	(37,997,451)

Net assets
Beginning of period	130,382,596	141,161,488	723,716,769	800,521,199	604,073,488	642,070,939
End of period	$132,960,774	$130,382,596	$742,747,254	$723,716,769	$611,595,169	$604,073,488

Undistributed net investment income (loss)	$1,202,080	$418,582	$5,360,701	$2,012,126	$9,793,887	$3,442,270

	Natural Resources Trust		Real Estate Securities Trust		Science & Technology Trust
Increase (decrease) in net assets	Six months ended 6/30/12 (Unaudited)	Year ended 12/31/11	Six months ended 6/30/12 (Unaudited)	Year ended 12/31/11	Six months ended 6/30/12 (Unaudited)	Year ended 12/31/11
From operations
Net investment income (loss)	$874,034	$1,612,886	$5,154,932	$4,679,359	($531,677)	($1,393,132)
Net realized gain (loss)	(8,535,825)	10,899,859	31,954,589	58,171,317	18,926,102	75,542,886
Change in net unrealized appreciation (depreciation)	(6,219,936)	(67,979,884)	15,945,117	(28,216,122)	7,821,250	(104,136,231)
Increase (decrease) in net assets resulting from operations	(13,881,727)	(55,467,139)	53,054,638	34,634,554	26,215,675	(29,986,477)
Distributions to shareholders
From net investment income
Series I	—	(77,862)	—	(1,450,963)	—	—
Series II	—	(483,069)	—	(981,027)	—	—
Series NAV	—	(439,147)	—	(3,304,258)	—	—
Total distributions	—	(1,000,078)	—	(5,736,248)	—	—
From Portfolio share transactions	(11,088,575)	(26,044,877)	(21,696,108)	(43,308,372)	(14,339,248)	(59,074,341)
Total increase (decrease)	(24,970,302)	(82,512,094)	31,358,530	(14,410,066)	11,876,427	(89,060,818)

Net assets
Beginning of period	206,549,221	289,061,315	385,524,225	399,934,291	354,130,706	443,191,524
End of period	$181,578,919	$206,549,221	$416,882,755	$385,524,225	$366,007,133	$354,130,706

Undistributed net investment income (loss)	$1,482,188	$608,154	$7,622,572	$2,467,640	($531,677)	—

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of Changes in Net Assets

	Small Cap Growth Trust		Small Cap Opportunities Trust		Small Cap Value Trust
Increase (decrease) in net assets	Six months ended 6/30/12 (Unaudited)	Year ended 12/31/11	Six months ended 6/30/12 (Unaudited)	Year ended 12/31/11	Six months ended 6/30/12 (Unaudited)	Year ended 12/31/11
From operations
Net investment income (loss)	($1,282,287)	($2,612,754)	$97,518	($48,716)	$3,088,877	$3,182,827
Net realized gain (loss)	17,218,148	51,997,486	7,946,181	20,519,331	16,969,315	36,159,308
Change in net unrealized appreciation (depreciation)	31,991,269	(77,527,903)	585,708	(24,366,284)	19,198,868	(31,121,584)
Increase (decrease) in net assets resulting from operations	47,927,130	(28,143,171)	8,629,407	(3,895,669)	39,257,060	8,220,551
Distributions to shareholders
From net investment income
Series I	—	—	—	(34,543)	—	(1,876,935)
Series II	—	—	—	(23,232)	—	(277,116)
Series NAV	—	—	—	(100,196)	—	(2,730,497)
From net realized gain
Series I	—	(2,217,717)	—	—	—	—
Series II	—	(919,853)	—	—	—	—
Series NAV	—	(7,143,338)	—	—	—	—
Total distributions	—	(10,280,908)	—	(157,971)	—	(4,884,548)
From Portfolio share transactions	(23,717,994)	16,129,940	(7,691,709)	(24,415,056)	(6,553,090)	(4,688,134)
Total increase (decrease)	24,209,136	(22,294,139)	937,698	(28,468,696)	32,703,970	(1,352,131)

Net assets
Beginning of period	381,760,468	404,054,607	153,955,981	182,424,677	580,930,098	582,282,229
End of period	$405,969,604	$381,760,468	$154,893,679	$153,955,981	$613,634,068	$580,930,098

Undistributed net investment income (loss)	($1,281,271)	$1,016	($2,553)	($100,071)	$4,076,134	$987,257

	Small Company Growth Trust		Small Company Value Trust		Smaller Company Growth Trust
Increase (decrease) in net assets	Six months ended 6/30/12 (Unaudited)	Year ended 12/31/11	Six months ended 6/30/12 (Unaudited)	Year ended 12/31/11	Six months ended 6/30/12 (Unaudited)	Year ended 12/31/11
From operations
Net investment income (loss)	($124,742)	($444,396)	$2,194,304	$1,456,349	($508,337)	($1,322,137)
Net realized gain (loss)	6,433,840	10,526,495	(383,380)	14,775,308	7,108,226	22,889,035
Change in net unrealized appreciation (depreciation)	3,059,674	(10,165,750)	18,629,779	(17,672,124)	11,302,775	(36,738,902)
Increase (decrease) in net assets resulting from operations	9,368,772	(83,651)	20,440,703	(1,440,467)	17,902,664	(15,172,004)
Distributions to shareholders
From net investment income
Series I	—	—	—	(508,852)	—	—
Series II	—	—	—	(306,637)	—	—
Series NAV	—	—	—	(1,317,080)	—	—
Total distributions	—	—	—	(2,132,569)	—	—
From Portfolio share transactions	(6,503,860)	(6,896,311)	(20,980,858)	(43,714,105)	(16,563,981)	(22,611,220)
Total increase (decrease)	2,864,912	(6,979,962)	(540,155)	(47,287,141)	1,338,683	(37,783,224)

Net assets
Beginning of period	100,961,627	107,941,589	365,998,025	413,285,166	211,684,628	249,467,852
End of period	$103,826,539	$100,961,627	$365,457,870	$365,998,025	$213,023,311	$211,684,628

Undistributed net investment income (loss)	($124,742)	—	$1,407,052	($787,252)	($508,337)	—

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of Changes in Net Assets

	Strategic Allocation Trust		U.S. Equity Trust
Increase (decrease) in net assets	Six months ended 6/30/12 (Unaudited)	Period ended 12/31/11[1]	Six months ended 6/30/12 (Unaudited)	Year ended 12/31/11
From operations
Net investment income (loss)	($70,343)	($58,098)	$6,426,609	$12,490,731
Net realized gain (loss)	2,620,413	(1,527,490)	34,392,315	46,779,542
Change in net unrealized appreciation (depreciation)	1,640,582	1,610,676	26,235,056	2,865,694
Increase (decrease) in net assets resulting from operations	4,190,652	25,088	67,053,980	62,135,967
Distributions to shareholders
From net investment income
Series NAV	—	(31,635)	—	(12,344,244)
Total distributions	—	(31,635)	—	(12,344,244)
From Portfolio share transactions	15,562,356	57,478,547	110,776,048	(86,959,916)
Total increase (decrease)	19,753,008	57,472,000	177,830,028	(37,168,193)

Net assets
Beginning of period	57,472,000	—	772,121,763	809,289,956
End of period	$77,225,008	$57,472,000	$949,951,791	$772,121,763

Undistributed net investment income (loss)	($76,470)	($6,127)	$8,488,805	$2,062,196

	Utilities Trust		Value Trust
Increase (decrease) in net assets	Six months ended 6/30/12 (Unaudited)	Year ended 12/31/11	Six months ended 6/30/12 (Unaudited)	Year ended 12/31/11
From operations
Net investment income (loss)	$3,215,701	$7,119,009	$1,656,051	$2,439,293
Net realized gain (loss)	10,353,964	11,784,879	15,240,302	22,625,678
Change in net unrealized appreciation (depreciation)	(4,067,323)	(7,466,534)	1,653,224	(22,242,079)
Increase (decrease) in net assets resulting from operations	9,502,342	11,437,354	18,549,577	2,822,892
Distributions to shareholders
From net investment income
Series I	—	(4,774,430)	—	(2,264,397)
Series II	—	(1,073,643)	—	(282,035)
Series NAV	—	(1,375,586)	—	(222,356)
Total distributions	—	(7,223,659)	—	(2,768,788)
From Portfolio share transactions	(12,226,365)	12,926,043	196,869,379	(30,385,674)
Total increase (decrease)	(2,724,023)	17,139,738	215,418,956	(30,331,570)

Net assets
Beginning of period	194,617,646	177,477,908	244,883,190	275,214,760
End of period	$191,893,623	$194,617,646	$460,302,146	$244,883,190

Undistributed net investment income (loss)	$5,416,030	$2,200,329	$2,116,101	$460,050

1	Period from 4-28-11 (inception date) to 12-31-11.

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Financial Highlights

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From capital paid-in ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)		Expenses before reductions and amounts recaptured (%)		Expenses including reductions and amounts recaptured (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)	Portfolio turnover (%)
All Cap Core Trust
SERIES I
06-30-2012[1]	16.44	0.10	[2]	1.10	1.20	—	—	—	—	17.64	7.30	[3,4]	0.86	[5]	0.86	[5]	1.17	[5]	71	154
12-31-2011	16.55	0.17	[2]	(0.11)	0.06	(0.17)	—	—	(0.17)	16.44	0.41	[3]	0.86		0.86		0.99		71	231
12-31-2010	14.79	0.17	[2]	1.75	1.92	(0.16)	—	—	(0.16)	16.55	13.04	[3]	0.86		0.86		1.03		83	219
12-31-2009	11.69	0.17	[2]	3.14	3.31	(0.21)	—	—	(0.21)	14.79	28.46	[3]	0.87		0.87		1.39		87	171
12-31-2008	19.83	0.19	[2]	(8.04)	(7.85)	(0.29)	—	—	(0.29)	11.69	(39.63)[3]		0.87		0.86		1.11		83	239
12-31-2007	19.60	0.23	[2]	0.29	0.52	(0.29)	—	—	(0.29)	19.83	2.66	[3,6]	0.86		0.86		1.12		172	257
SERIES II
06-30-2012[1]	16.41	0.08	[2]	1.11	1.19	—	—	—	—	17.60	7.25	[3,4]	1.06	[5]	1.06	[5]	0.97	[5]	7	154
12-31-2011	16.53	0.13	[2]	(0.11)	0.02	(0.14)	—	—	(0.14)	16.41	0.14	[3]	1.06		1.06		0.79		8	231
12-31-2010	14.77	0.13	[2]	1.76	1.89	(0.13)	—	—	(0.13)	16.53	12.81	[3]	1.06		1.06		0.83		9	219
12-31-2009	11.67	0.15	[2]	3.13	3.28	(0.18)	—	—	(0.18)	14.77	28.26	[3]	1.07		1.07		1.19		9	171
12-31-2008	19.77	0.16	[2]	(8.01)	(7.85)	(0.25)	—	—	(0.25)	11.67	(39.75)[3]		1.07		1.06		0.91		8	239
12-31-2007	19.52	0.19	[2]	0.28	0.47	(0.22)	—	—	(0.22)	19.77	2.41	[3,6]	1.06		1.06		0.92		19	257
SERIES NAV
06-30-2012[1]	16.44	0.11	[2]	1.10	1.21	—	—	—	—	17.65	7.36	[3,4]	0.81	[5]	0.81	[5]	1.22	[5]	279	154
12-31-2011	16.56	0.18	[2]	(0.12)	0.06	(0.18)	—	—	(0.18)	16.44	0.40	[3]	0.81		0.81		1.04		272	231
12-31-2010	14.80	0.16	[2]	1.77	1.93	(0.17)	—	—	(0.17)	16.56	13.09	[3]	0.81		0.81		1.08		286	219
12-31-2009	11.69	0.18	[2]	3.15	3.33	(0.22)	—	—	(0.22)	14.80	28.62	[3]	0.82		0.82		1.47		265	171
12-31-2008	19.84	0.20	[2]	(8.05)	(7.85)	(0.30)	—	—	(0.30)	11.69	(39.61)[3]		0.82		0.81		1.15		299	239
12-31-2007	19.62	0.24	[2]	0.29	0.53	(0.31)	—	—	(0.31)	19.84	2.70	[3,6]	0.81		0.81		1.17		763	257
1. Six months ended 6-30-12. Unaudited. 2. Based on the average daily shares outstanding. 3. Total returns would have been lower had certain expenses not been reduced during the periods shown. 4. Not annualized. 5. Annualized. 6. Payments from Affiliates increased the end of period net asset value per share and the total return by the following amounts: $0.02, $0.02 and $0.01 for Series I, Series II and Series NAV, respectively. The total returns excluding the payment from affiliates was 2.56%, 2.31% and 2.65% for Series I, Series II and Series NAV, respectively.

All Cap Value Trust
SERIES I
06-30-2012[1]	7.97	0.04	[2]	0.27	0.31	—	—	—	—	8.28	3.89	[3]	0.86	[4]	0.86	[4]	0.88	[4]	28	49
12-31-2011	8.35	0.04	[2]	(0.39)	(0.35)	(0.03)	—	—	(0.03)	7.97	(4.20)[5]		0.87		0.87		0.52		31	64
12-31-2010	7.08	0.04	[2]	1.26	1.30	(0.03)	—	—	(0.03)	8.35	18.35	[5]	0.90		0.90		0.51		37	75
12-31-2009	5.62	0.03	[2]	1.46	1.49	(0.03)	—	—	(0.03)	7.08	26.61	[5]	0.97		0.97		0.50		36	90
12-31-2008	8.16	0.05	[2]	(2.35)	(2.30)	(0.06)	(0.18)	—	(0.24)	5.62	(28.78)		0.99		0.99		0.72		36	77
12-31-2007	13.03	0.09	[2]	0.92	1.01	(0.24)	(5.64)	—	(5.88)	8.16	8.33	[5,6]	0.95		0.95		0.68		63	63
SERIES II
06-30-2012[1]	7.96	0.03	[2]	0.27	0.30	—	—	—	—	8.26	3.77	[3]	1.06	[4]	1.06	[4]	0.68	[4]	27	49
12-31-2011	8.34	0.03	[2]	(0.40)	(0.37)	(0.01)	—	—	(0.01)	7.96	(4.41)[5]		1.07		1.07		0.32		28	64
12-31-2010	7.07	0.02	[2]	1.26	1.28	(0.01)	—	—	(0.01)	8.34	18.13	[5]	1.10		1.10		0.31		34	75
12-31-2009	5.61	0.02	[2]	1.46	1.48	(0.02)	—	—	(0.02)	7.07	26.41	[5]	1.17		1.17		0.29		33	90
12-31-2008	8.14	0.04	[2]	(2.35)	(2.31)	(0.04)	(0.18)	—	(0.22)	5.61	(28.95)		1.19		1.19		0.53		30	77
12-31-2007	12.99	0.06	[2]	0.92	0.98	(0.19)	(5.64)	—	(5.83)	8.14	8.17	[5,6]	1.15		1.15		0.49		53	63
SERIES NAV
06-30-2012[1]	7.94	0.04	[2]	0.27	0.31	—	—	—	—	8.25	3.90	[3]	0.81	[4]	0.81	[4]	0.95	[4]	454	49
12-31-2011	8.32	0.05	[2]	(0.40)	(0.35)	(0.03)	—	—	(0.03)	7.94	(4.17)[5]		0.82		0.82		0.62		383	64
12-31-2010	7.05	0.07	[2]	1.23	1.30	(0.03)	—	—	(0.03)	8.32	18.49	[5]	0.85		0.85		1.00		291	75
12-31-2009	5.60	0.03	[2]	1.46	1.49	(0.04)	—	—	(0.04)	7.05	26.59	[5]	0.92		0.92		0.51		21	90
12-31-2008	8.14	0.06	[2]	(2.36)	(2.30)	(0.06)	(0.18)	—	(0.24)	5.60	(28.79)		0.94		0.94		0.79		12	77
12-31-2007	12.99	0.12	[2]	0.92	1.04	(0.25)	(5.64)	—	(5.89)	8.14	8.67	[5,6]	0.85		0.85		0.86		17	63
1. Six months ended 6-30-12. Unaudited. 2. Based on the average daily shares outstanding. 3. Not annualized. 4. Annualized. 5. Total returns would have been lower had certain expenses not been reduced during the periods shown. 6. Payments from Affiliates increased the end of period net asset value per share and the total return by the following amounts: $0.01, $0.02 and $0.01 for Series I, Series II and Series NAV, respectively. The total returns excluding the payment from affiliates were 8.20%, 7.91% and 8.54% for Series I, Series II and Series NAV, respectively.

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Financial Highlights

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From capital paid-in ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)		Expenses before reductions and amounts recaptured (%)		Expenses including reductions and amounts recaptured (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)		Portfolio turnover (%)
Alpha Opportunities Trust
SERIES I
06-30-2012[1]	11.92	0.04	[2]	1.35	1.39	—	—	—	—	13.31	11.66	[3,4]	1.07	[5]	1.07	[5]	0.61	[5]	1		72
12-31-2011	15.35	0.05	[2]	(1.34)	(1.29)	(0.03)	(2.11)	—	(2.14)	11.92	(8.14)[3]		1.07		1.07		0.32		—	[6]	157
12-31-2010	15.14	0.03	[2]	2.18	2.21	(0.07)	(1.93)	—	(2.00)	15.35	16.92	[3]	1.07		1.07		0.20		—	[6]	185
12-31-2009[7]	12.57	0.03	[2]	2.57	2.60	(0.03)	—	—	(0.03)	15.14	20.68	[3,4]	1.13	[5]	1.13	[5]	0.34	[5]	—	[6]	222
SERIES NAV
06-30-2012[1]	11.93	0.04	[2]	1.35	1.39	—	—	—	—	13.32	11.65	[3,4]	1.02	[5]	1.02		0.64	[5]	907		72
12-31-2011	15.35	0.05	[2]	(1.33)	(1.28)	(0.03)	(2.11)	—	(2.14)	11.93	(8.02)[3]		1.02		1.02		0.34		875		157
12-31-2010	15.14	0.03	[2]	2.18	2.21	(0.07)	(1.93)	—	(2.00)	15.35	16.98	[3]	1.02		1.02		0.22		924		185
12-31-2009	10.89	0.05	[2]	4.25	4.30	(0.05)	—	—	(0.05)	15.14	39.49	[3]	1.08		1.08		0.41		624		222
12-31-2008[8]	12.50	0.02	[2]	(1.63)	(1.61)	— [9]	—	—	— [9]	10.89	(12.85)[4]		1.06	[5]	1.06	[5]	0.70	[5]	280		52
1. Six months ended 6-30-12. Unaudited. 2. Based on the average daily shares outstanding. 3. Total returns would have been lower had certain expenses not been reduced during the periods shown. 4. Not annualized. 5. Annualized. 6. Less than $500,000. 7. The inception date for Series I shares is 6-2-09. 8. The inception date for Series NAV shares is 10-7-08. 9. Less than ($0.005) per share.

American Asset Allocation Trust
SERIES I
06-30-2012[1]	10.94	0.02	[2,3]	0.82	0.84	—	—	—	—	11.78	7.68	[4,5]	0.62	[6,7]	0.62	[6,7]	0.34	[3,7]	189		—	[8]
12-31-2011	11.01	0.16	[2,3]	(0.06)	0.10	(0.17)	—	—	(0.17)	10.94	0.91	[4]	0.62	[6]	0.62	[6]	1.42	[3]	187		2
12-31-2010	9.98	0.16	[2,3]	1.04	1.20	(0.17)	— [9]	—	(0.17)	11.01	12.06	[4]	0.62	[6]	0.62	[6]	1.53	[3]	216		3
12-31-2009	8.44	0.28	[2,3]	1.67	1.95	(0.19)	(0.22)	—	(0.41)	9.98	23.61	[4]	0.63	[6]	0.63	[6]	3.05	[3]	221		5
12-31-2008[10]	12.00	0.60	[2,3]	(3.90)	(3.30)	(0.25)	(0.01)	—	(0.26)	8.44	(27.39)[4,5]		0.64	[6,7]	0.63	[6,7]	9.72	[3,7]	2		1
SERIES II
06-30-2012[1]	10.95	0.01	[2,3]	0.82	0.83	—	—	—	—	11.78	7.58	[4]	0.77	[6,7]	0.77	[6,7]	0.19	[3,7]	1,284		—	[8]
12-31-2011	11.01	0.14	[2,3]	(0.05)	0.09	(0.15)	—	—	(0.15)	10.95	0.86	[4]	0.77	[6]	0.77	[6]	1.29	[3]	1,274		2
12-31-2010	9.98	0.14	[2,3]	1.04	1.18	(0.15)	— [9]	—	(0.15)	11.01	11.90	[4]	0.77	[6]	0.77	[6]	1.42	[3]	1,420		3
12-31-2009	8.45	0.18	[2,3]	1.74	1.92	(0.17)	(0.22)	—	(0.39)	9.98	23.27	[4]	0.78	[6]	0.78	[6]	2.00	[3]	1,373		5
12-31-2008	12.39	0.32	[2,3]	(4.02)	(3.70)	(0.23)	(0.01)	—	(0.24)	8.45	(29.83)[4]		0.79	[6]	0.78	[6]	3.07	[3]	832		1
12-31-2007[11]	12.50	0.48	[2,3]	(0.32)	0.16	(0.22)	(0.05)	—	(0.27)	12.39	1.28	[4,5]	0.79	[6,7]	0.79	[6,7]	5.57	[3,7]	511		—	[5]
SERIES III
06-30-2012[1]	10.93	0.04	[2,3]	0.82	0.86	—	—	—	—	11.79	7.87	[4]	0.27	[6,7]	0.27	[6,7]	0.70	[3,7]	151		—	[8]
12-31-2011	11.00	0.21	[2,3]	(0.07)	0.14	(0.21)	—	—	(0.21)	10.93	1.27	[4]	0.27	[6]	0.27	[6]	1.84	[3]	146		2
12-31-2010	9.96	0.20	[2,3]	1.04	1.24	(0.20)	— [9]	—	(0.20)	11.00	12.54	[4]	0.27	[6]	0.27	[6]	1.96	[3]	153		3
12-31-2009	8.44	0.27	[2,3]	1.69	1.96	(0.22)	(0.22)	—	(0.44)	9.96	23.82	[4]	0.28	[6]	0.28	[6]	2.99	[3]	143		5
12-31-2008[12]	12.34	0.78	[2,3]	(4.39)	(3.61)	(0.28)	(0.01)	—	(0.29)	8.44	(29.17)[4,5]		0.29	[6,7]	0.28	[6,7]	8.21	[3,7]	34		1
1. Six months ended 6-30-12. Unaudited. 2. Based on the average daily shares outstanding. 3. Recognition of net investment income by the Portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the Portfolio invests. 4. Total returns would have been lower had certain expenses not been reduced during the periods shown. 5. Not annualized. 6. Ratios do not include expense indirectly incurred from underlying funds whose expense ratios can vary between 0.28% – 0.78%, 0.29% – 0.80%, 0.29% – 0.80%, 0.29% – 0.82%, 0.25% – 0.73% and 0.33% – 0.89%, based on the mix of underlying funds held by the Portfolio for the periods ended 6-30-12, 12-31-11, 12-31-10, 12-31-09, 12-31-08 and 12-31-07, respectively. 7. Annualized. 8. Less than 1%. 9. Less than ($0.005) per share. 10. The inception date for Series I shares is 4-28-08. 11. The inception date for Series II shares is 5-1-07. 12. The inception date for Series III shares is 1-2-08.

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Financial Highlights

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From capital paid-in ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)		Expenses before reductions and amounts recaptured (%)		Expenses including reductions and amounts recaptured (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)		Portfolio turnover (%)
American Blue Chip Income and Growth Trust
SERIES I
06-30-2012[1]	11.05	0.01	[2,3]	0.90	0.91	—	—	—	—	11.96	8.24	[4,5]	0.63	[6,7]	0.63	[6,7]	0.14	[2,6]	20		2
12-31-2011	11.35	0.06	[2,3]	(0.21)	(0.15)	(0.15)	—	—	(0.15)	11.05	(1.30)[5]		0.63	[7]	0.63	[7]	0.53	[2]	16		9
12-31-2010	10.26	0.18	[2,3]	1.05	1.23	(0.14)	—	—	(0.14)	11.35	12.01	[5]	0.64	[7]	0.64	[7]	1.72	[2]	43		12
12-31-2009	8.85	0.21	[2,3]	2.01	2.22	(0.15)	(0.66)	—	(0.81)	10.26	27.33		0.65	[7]	0.65	[7]	2.33	[2]	29		16
12-31-2008	14.88	0.24	[2,3]	(5.60)	(5.36)	(0.41)	(0.26)	—	(0.67)	8.85	(36.72)		0.58	[7]	0.58	[7]	2.02	[2]	18		131
12-31-2007	18.29	0.40	[2,3]	(0.12)[8]	0.28	(0.31)	(3.38)	—	(3.69)	14.88	1.65		0.38	[7]	0.38	[7]	2.24	[2]	19		12
SERIES II
06-30-2012[1]	11.05	—	[2,3,9]	0.91	0.91	—	—	—	—	11.96	8.24	[4,5]	0.78	[6,7]	0.78	[6,7]	(0.05)[2,6]		70		2
12-31-2011	11.35	0.12	[2,3]	(0.28)	(0.16)	(0.14)	—	—	(0.14)	11.05	(1.45)[5]		0.78	[7]	0.78	[7]	1.10	[2]	68		9
12-31-2010	10.27	0.12	[2,3]	1.09	1.21	(0.13)	—	—	(0.13)	11.35	11.75	[5]	0.79	[7]	0.79	[7]	1.12	[2]	82		12
12-31-2009	8.86	0.13	[2,3]	2.07	2.20	(0.13)	(0.66)	—	(0.79)	10.27	27.13		0.80	[7]	0.80	[7]	1.48	[2]	83		16
12-31-2008	14.87	0.17	[2,3]	(5.54)	(5.37)	(0.38)	(0.26)	—	(0.64)	8.86	(36.76)		0.71	[7]	0.71	[7]	1.39	[2]	76		131
12-31-2007	18.26	0.33	[2,3]	(0.08)[8]	0.25	(0.26)	(3.38)	—	(3.64)	14.87	1.48		0.53	[7]	0.53	[7]	1.85	[2]	156		12
SERIES III
06-30-2012[1]	11.03	0.03	[2,3]	0.91	0.94	—	—	—	—	11.97	8.52	[4,5]	0.28	[6,7]	0.28	[6,7]	0.45	[2,6]	173		2
12-31-2011	11.33	0.21	[2,3]	(0.32)	(0.11)	(0.19)	—	—	(0.19)	11.03	(0.95)[5]		0.28	[7]	0.28	[7]	1.85	[2]	165		9
12-31-2010	10.25	0.20	[2,3]	1.06	1.26	(0.18)	—	—	(0.18)	11.33	12.29	[5]	0.29	[7]	0.29	[7]	1.89	[2]	149		12
12-31-2009	8.84	0.27	[2,3]	1.98	2.25	(0.18)	(0.66)	—	(0.84)	10.25	27.79		0.30	[7]	0.30	[7]	2.93	[2]	106		16
12-31-2008[10]	14.66	0.73	[2,3]	(5.84)	(5.11)	(0.45)	(0.26)	—	(0.71)	8.84	(35.51)		0.33	[7]	0.33	[7]	7.12	[2]	15		131
1. Six months ended 6-30-12. Unaudited. 2. Recognition of net investment income by the Portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the Portfolio invests. 3. Based on the average daily shares outstanding. 4. Not annualized. 5. Total returns would have been lower had certain expenses not been reduced during the periods shown. 6. Annualized. 7. Ratios do not include expense indirectly incurred from underlying funds whose expense ratios can vary between 0.28% – 0.78%, 0.29% – 0.80%, 0.29% – 0.80%, 0.29% – 0.82%, 0.25% – 0.73% and 0.33% – 0.89%, based on the mix of underlying funds held by the Portfolio for the periods ended 6-30-12, 12-31-11, 12-31-10, 12-31-09, 12-31-08 and 12-31-07, respectively. 8. The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. 9. Less than ($0.005) per share. 10. The inception date for Series III shares is 1-2-08.

American Global Growth Trust
SERIES I
06-30-2012[1]	10.11	(0.03)[2,3]		0.91	0.88	—	—	—	—	10.99	8.70	[4,5]	0.64	[6,7]	0.64	[6,7]	(0.57)[3,7]		1		1
12-31-2011	11.25	0.21	[2,3]	(1.25)	(1.04)	(0.10)	—	—	(0.10)	10.11	(9.24)[4]		0.64	[6]	0.64	[6]	2.01	[3]	2		7
12-31-2010[8]	11.27	0.05	[2,3]	0.04	0.09	(0.11)	—	—	(0.11)	11.25	0.81	[4,5]	0.61	[6,7]	0.61	[6,7]	4.18	[3,7]	—	[9]	8
SERIES II
06-30-2012[1]	10.09	(0.04)[2,3]		0.92	0.88	—	—	—	—	10.97	8.72	[4,5]	0.79	[6,7]	0.79	[6,7]	(0.68)[3,7]		159		1
12-31-2011	11.23	0.08	[2,3]	(1.14)	(1.06)	(0.08)	—	—	(0.08)	10.09	(9.40)[4]		0.79	[6]	0.79	[6]	0.73	[3]	158		7
12-31-2010	10.19	0.09	[2,3]	1.05	1.14	(0.10)	—	—	(0.10)	11.23	11.17	[4]	0.79	[6]	0.78	[6]	0.91	[3]	199		8
12-31-2009	7.76	0.08	[2,3]	2.94	3.02	(0.08)	(0.51)	—	(0.59)	10.19	41.42	[4]	0.80	[6]	0.78	[6]	0.88	[3]	196		11
12-31-2008	13.11	0.14	[2,3]	(5.22)	(5.08)	(0.14)	(0.13)	—	(0.27)	7.76	(38.68)[4]		0.80	[6]	0.78	[6]	1.24	[3]	150		15
12-31-2007[10]	12.50	0.43	[2,3]	0.43	0.86	(0.20)	(0.05)	—	(0.25)	13.11	6.92	[4,5]	0.81	[6,7]	0.81	[6,7]	4.89	[3,7]	227		1
SERIES III
06-30-2012[1]	10.08	(0.01)[2,3]		0.91	0.90	—	—	—	—	10.98	8.93	[4,5]	0.29	[6,7]	0.29	[6,7]	(0.18)[3,7]		4		1
12-31-2011	11.22	0.15	[2,3]	(1.15)	(1.00)	(0.14)	—	—	(0.14)	10.08	(8.92)[4]		0.29	[6]	0.29	[6]	1.37	[3]	3		7
12-31-2010	10.17	0.16	[2,3]	1.04	1.20	(0.15)	—	—	(0.15)	11.22	11.80	[4]	0.29	[6]	0.28	[6]	1.60	[3]	3		8
12-31-2009	7.74	0.20	[2,3]	2.87	3.07	(0.13)	(0.51)	—	(0.64)	10.17	42.22	[4]	0.30	[6]	0.28	[6]	2.17	[3]	2		11
12-31-2008[11]	13.07	0.66	[2,3]	(5.66)	(5.00)	(0.20)	(0.13)	—	(0.33)	7.74	(38.21)[4,5]		0.30	[6,7]	0.28	[6,7]	7.23	[3,7]	—	[9]	15
1. Six months ended 6-30-12. Unaudited. 2. Based on the average daily shares outstanding. 3. Recognition of net investment income by the Portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the Portfolio invests. 4. Total returns would have been lower had certain expenses not been reduced during the periods shown. 5. Not annualized. 6. Ratios do not include expense indirectly incurred from underlying funds whose expense ratios can vary between 0.28% – 0.78%, 0.29% – 0.80%, 0.29% – 0.80%, 0.29% – 0.82%, 0.25% – 0.73% and 0.33% – 0.89%, based on the mix of underlying funds held by the Portfolio for the periods ended 6-30-12, 12-31-11, 12-31-10, 12-31-09, 12-31-08 and 12-31-07, respectively. 7. Annualized. 8. The inception date for Series I shares is 11-5-10. 9. Less than $500,000. 10. The inception date for Series II shares is 5-1-07. 11. The inception date for Series III shares is 1-2-08.

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Financial Highlights

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From capital paid-in ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)		Expenses before reductions and amounts recaptured (%)		Expenses including reductions and amounts recaptured (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)		Portfolio turnover (%)
American Global Small Capitalization Trust
SERIES I
06-30-2012[1]	8.08	0.09	[2,3]	0.39	0.48	—	—	—	—	8.56	5.94	[4,5]	0.67	[6,7]	0.67	[6,7]	2.06	[3,7]	1		5
12-31-2011	10.13	0.09	[2,3]	(2.06)	(1.97)	(0.08)	—	—	(0.08)	8.08	(19.43)[4]		0.66	[6]	0.66	[6]	0.98	[3]	—	[8]	15
12-31-2010[9]	10.08	0.06	[2,3]	0.11	0.17	(0.12)	—	—	(0.12)	10.13	1.64	[4,5]	0.65	[7,6]	0.65	[7,6]	3.82	[7,3]	—	[8]	14
SERIES II
06-30-2012[1]	8.05	0.07	[2,3]	0.41	0.48	—	—	—	—	8.53	5.96	[4,5]	0.82	[6,7]	0.82	[6,7]	1.57	[3,7]	54		5
12-31-2011	10.10	0.07	[2,3]	(2.05)	(1.98)	(0.07)	—	—	(0.07)	8.05	(19.63)[4]		0.81	[6]	0.81	[6]	0.73	[3]	54		15
12-31-2010	8.40	0.10	[2,3]	1.73	1.83	(0.10)	(0.03)	—	(0.13)	10.10	21.85	[4]	0.81	[6]	0.80	[6]	1.10	[3]	79		14
12-31-2009	6.03	(0.02)[2,3]		3.28	3.26	— [10]	(0.89)	—	(0.89)	8.40	60.44	[4]	0.82	[6]	0.78	[6]	(0.30)[3]		74		27
12-31-2008	13.35	(0.08)[2,3]		(7.11)	(7.19)	— [10]	(0.13)	—	(0.13)	6.03	(53.79)[4]		0.83	[6]	0.78	[6]	(0.78)[3]		47		25
12-31-2007[11]	12.50	0.32	[2,3]	0.78 [12]	1.10	(0.16)	(0.09)	—	(0.25)	13.35	8.86	[5]	0.86	[6,7]	0.86	[6,7]	3.49	[3,7]	87		4
SERIES III
06-30-2012[1]	8.05	0.09	[2,3]	0.41	0.50	—	—	—	—	8.55	6.21	[4,5]	0.32	[6,7]	0.32	[6,7]	2.06	[3,7]	33		5
12-31-2011	10.11	0.12	[2,3]	(2.07)	(1.95)	(0.11)	—	—	(0.11)	8.05	(19.24)[4]		0.31	[6]	0.31	[6]	1.24	[3]	32		15
12-31-2010	8.40	0.14	[2,3]	1.75	1.89	(0.15)	(0.03)	—	(0.18)	10.11	22.50	[4]	0.31	[6]	0.30	[6]	1.62	[3]	34		14
12-31-2009	6.01	0.02	[2,3]	3.26	3.28	— [10]	(0.89)	—	(0.89)	8.40	61.16	[4]	0.32	[6]	0.28	[6]	0.31	[3]	31		27
12-31-2008[13]	13.31	(0.02)[2,3]		(7.09)	(7.11)	—	(0.19)	—	(0.19)	6.01	(53.39)[4,5]		0.33	[6,7]	0.28	[6,7]	(0.28)[3,7]		5		25
1. Six months ended 6-30-12. Unaudited. 2. Based on the average daily shares outstanding. 3. Recognition of net investment income by the Portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the Portfolio invests. 4. Total returns would have been lower had certain expenses not been reduced during the periods shown. 5. Not annualized. 6. Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary between 0.28% – 0.78%, 0.29% – 0.80%, 0.29% – 0.80%, 0.29% – 0.82%, 0.25% – 0.73% and 0.33% – 0.89%, based on the mix of underlying funds held by the Portfolio for the periods ended 6-30-12, 12-31-11, 12-31-10, 12-31-09, 12-31-08 and 12-31-07, respectively. 7. Annualized. 8. Less than $500,000. 9. The inception date for Series I shares is 11-5-10. 10. Less than $0.005 per share. 11. The inception date for Series II shares is 5-1-07. 12. The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. 13. The inception date for Series III shares is 1-2-08.

American Growth Trust
SERIES I
06-30-2012[1]	14.87	—	[2,3,4]	1.19	1.19	—	—	—	—	16.06	8.00	[5,6]	0.62	[7,8]	0.62	[7,8]	(0.03)[2,7]		90		3
12-31-2011	15.63	0.04	[2,3]	(0.76)	(0.72)	(0.04)	—	—	(0.04)	14.87	(4.63)[5]		0.62	[8]	0.62	[8]	0.24	[2]	94		6
12-31-2010	13.26	0.05	[2,3]	2.37	2.42	(0.05)	—	—	(0.05)	15.63	18.24	[5]	0.62	[8]	0.62	[8]	0.36	[2]	109		5
12-31-2009	11.61	0.03	[2,3]	3.81	3.84	(0.03)	(2.16)	—	(2.19)	13.26	38.88		0.63	[8]	0.63	[8]	0.24	[2]	93		8
12-31-2008	21.65	0.11	[2,3]	(9.60)	(9.49)	(0.11)	(0.44)	—	(0.55)	11.61	(44.20)		0.56	[8]	0.56	[8]	0.64	[2]	75		16
12-31-2007	21.73	0.10	[2,3]	2.44	2.54	(0.18)	(2.44)	—	(2.62)	21.65	11.93		0.37	[8]	0.37	[8]	0.43	[2]	102		9
SERIES II
06-30-2012[1]	14.83	(0.02)[2,3]		1.19	1.17	—	—	—	—	16.00	7.89	[5,6]	0.77	[7,8]	0.77	[7,8]	(0.19)[2,7]		916		3
12-31-2011	15.59	0.01	[2,3]	(0.76)	(0.75)	(0.01)	—	—	(0.01)	14.83	(4.79)[5]		0.77	[8]	0.77	[8]	0.08	[2]	930		6
12-31-2010	13.22	0.02	[2,3]	2.38	2.40	(0.03)	—	—	(0.03)	15.59	18.14	[5]	0.77	[8]	0.77	[8]	0.16	[2]	1,138		5
12-31-2009	11.58	0.01	[2,3]	3.80	3.81	(0.01)	(2.16)	—	(2.17)	13.22	38.68		0.78	[8]	0.78	[8]	0.08	[2]	1,148		8
12-31-2008	21.57	0.07	[2,3]	(9.54)	(9.47)	(0.08)	(0.44)	—	(0.52)	11.58	(44.28)		0.69	[8]	0.69	[8]	0.37	[2]	974		16
12-31-2007	21.64	0.06	[2,3]	2.43	2.49	(0.12)	(2.44)	—	(2.56)	21.57	11.73		0.52	[8]	0.52	[8]	0.28	[2]	1,739		9
SERIES III
06-30-2012[1]	14.81	0.03	[2,3]	1.18	1.21	—	—	—	—	16.02	8.17	[5,6]	0.27	[7,8]	0.27	[7,8]	0.32	[2,7]	103		3
12-31-2011	15.57	0.10	[2,3]	(0.77)	(0.67)	(0.09)	—	—	(0.09)	14.81	(4.29)[5]		0.27	[8]	0.27	[8]	0.65	[2]	98		6
12-31-2010	13.20	0.11	[2,3]	2.36	2.47	(0.10)	—	—	(0.10)	15.57	18.69	[5]	0.27	[8]	0.27	[8]	0.78	[2]	89		5
12-31-2009	11.57	0.11	[2,3]	3.76	3.87	(0.08)	(2.16)	—	(2.24)	13.20	39.32		0.28	[8]	0.28	[8]	0.89	[2]	62		8
12-31-2008[9]	21.53	0.53	[2,3]	(9.87)	(9.34)	(0.18)	(0.44)	—	(0.62)	11.57	(43.75)		0.29	[8]	0.29	[8]	3.80	[2]	10		16
1. Six months ended 6-30-12. Unaudited. 2. Recognition of net investment income by the Portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the Portfolio invests. 3. Based on the average daily shares outstanding. 4. Less than ($0.005) per share. 5. Total returns would have been lower had certain expenses not been reduced during the periods shown. 6. Not annualized. 7. Annualized. 8. Ratios do not include expense indirectly incurred from underlying funds whose expense ratios can vary between 0.28% – 0.78%, 0.29% – 0.80%, 0.29% – 0.80%, 0.29% – 0.82%, 0.25% – 0.73% and 0.33% – 0.89%, based on the mix of underlying funds held by the Portfolio for the periods ended 6-30-12, 12-31-11, 12-31-10, 12-31-09, 12-31-08 and 12-31-07, respectively. 9. The inception date for Series III shares is 1-2-08.

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Financial Highlights

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From capital paid-in ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)		Expenses before reductions and amounts recaptured (%)		Expenses including reductions and amounts recaptured (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)		Portfolio turnover (%)
American Growth-Income Trust
SERIES I
06-30-2012[1]	14.40	—	[2,3,4]	1.19	1.19	—	—	—	—	15.59	8.26	[5,6]	0.62	[7,8]	0.62	[7,8]	0.06	[2,8]	195		—	[9]
12-31-2011	14.90	0.16	[2,3]	(0.48)	(0.32)	(0.18)	—	—	(0.18)	14.40	(2.16)[5]		0.62	[7]	0.62	[7]	1.10	[2]	197		5
12-31-2010	13.55	0.14	[2,3]	1.37	1.51	(0.16)	—	—	(0.16)	14.90	11.13	[5]	0.62	[7]	0.62	[7]	1.04	[2]	240		6
12-31-2009	11.53	0.23	[2,3]	3.02	3.25	(0.15)	(1.08)	—	(1.23)	13.55	30.79		0.63	[7]	0.63	[7]	1.88	[2]	257		18
12-31-2008	19.53	0.22	[2,3]	(7.57)	(7.35)	(0.24)	(0.41)	—	(0.65)	11.53	(38.08)		0.55	[7]	0.55	[7]	1.39	[2]	19		15
12-31-2007	20.19	0.26	[2,3]	0.66	0.92	(0.60)	(0.98)	—	(1.58)	19.53	4.64		0.37	[7]	0.37	[7]	1.24	[2]	29		5
SERIES II
06-30-2012[1]	14.38	(0.01)[2,3]		1.19	1.18	—	—	—	—	15.56	8.21	[5,6]	0.77	[7,8]	0.77	[7,8]	(0.10)[2,8]		770		—	[9]
12-31-2011	14.88	0.15	[2,3]	(0.49)	(0.34)	(0.16)	—	—	(0.16)	14.38	(2.31)[5]		0.77	[7]	0.77	[7]	0.99	[2]	778		5
12-31-2010	13.54	0.13	[2,3]	1.35	1.48	(0.14)	—	—	(0.14)	14.88	10.91	[5]	0.77	[7]	0.77	[7]	0.92	[2]	928		6
12-31-2009	11.52	0.12	[2,3]	3.11	3.23	(0.13)	(1.08)	—	(1.21)	13.54	30.67		0.78	[7]	0.78	[7]	1.04	[2]	943		18
12-31-2008	19.50	0.20	[2,3]	(7.56)	(7.36)	(0.21)	(0.41)	—	(0.62)	11.52	(38.17)		0.69	[7]	0.69	[7]	1.22	[2]	836		15
12-31-2007	20.14	0.22	[2,3]	0.66	0.88	(0.54)	(0.98)	—	(1.52)	19.50	4.48		0.52	[7]	0.52	[7]	1.05	[2]	1,440		5
SERIES III
06-30-2012[1]	14.37	0.03	[2,3]	1.18	1.21	—	—	—	—	15.58	8.42	[5,6]	0.27	[7,8]	0.27	[7,8]	0.42	[2,8]	78		—	[9]
12-31-2011	14.87	0.23	[2,3]	(0.50)	(0.27)	(0.23)	—	—	(0.23)	14.37	(1.81)[5]		0.27	[7]	0.27	[7]	1.58	[2]	76		5
12-31-2010	13.52	0.21	[2,3]	1.35	1.56	(0.21)	—	—	(0.21)	14.87	11.51	[5]	0.27	[7]	0.27	[7]	1.51	[2]	79		6
12-31-2009	11.50	0.26	[2,3]	3.03	3.29	(0.19)	(1.08)	—	(1.27)	13.52	31.26		0.28	[7]	0.28	[7]	2.15	[2]	70		18
12-31-2008[10]	19.30	0.84	[2,3]	(7.93)	(7.09)	(0.30)	(0.41)	—	(0.71)	11.50	(37.18)[6]		0.29	[7,8]	0.29	[7,8]	6.24	[2]	12		15
1. Six months ended 6-30-12. Unaudited. 2. Recognition of net investment income by the Portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the Portfolio invests. 3. Based on the average daily shares outstanding. 4. Less than $0.005 per share. 5. Total returns would have been lower had certain expenses not been reduced during the periods shown. 6. Not annualized. 7. Ratios do not include expense indirectly incurred from underlying funds whose expense ratios can vary between 0.28% – 0.78%, 0.29% – 0.80%, 0.29% – 0.80%, 0.29% – 0.82%, 0.25% – 0.73% and 0.33% – 0.89%, based on the mix of underlying funds held by the Portfolio for the periods ended 6-30-12, 12-31-11, 12-31-10, 12-31-09, 12-31-08 and 12-31-07, respectively. 8. Annualized. 9. Less than 1%. 10. The inception date for Series III shares is 1-2-08.

American High-Income Bond Trust
SERIES I
06-30-2012[1]	10.29	0.13	[2,3]	0.47	0.60	—	—	—	—	10.89	5.83	[4,5]	0.66	[6,7]	0.66	[6,7]	2.36	[3,7]	2		5
12-31-2011	10.95	0.81	[2,3]	(0.65)	0.16	(0.82)	—	—	(0.82)	10.29	1.48	[4]	0.66	[6]	0.66	[6]	7.33	[3]	2		17
12-31-2010[8]	11.68	0.67	[2,3]	(0.62)	0.05	(0.78)	—	—	(0.78)	10.95	0.41	[4,5]	0.65	[6,7]	0.65	[6,7]	5.94	[3,7]	—	[9]	19
SERIES II
06-30-2012[1]	10.27	0.10	[2,3]	0.50	0.60	—	—	—	—	10.87	5.84	[4,5]	0.81	[6,7]	0.81	[6,7]	1.90	[3,7]	53		5
12-31-2011	10.93	0.79	[2,3]	(0.65)	0.14	(0.80)	—	—	(0.80)	10.27	1.32	[4]	0.81	[6]	0.81	[6]	7.18	[3]	54		17
12-31-2010	10.21	0.77	[2,3]	0.71	1.48	(0.76)	—	—	(0.76)	10.93	14.52	[4]	0.81	[6]	0.80	[6]	7.07	[3]	62		19
12-31-2009	7.81	0.66	[2,3]	2.34	3.00	(0.60)	—	—	(0.60)	10.21	38.42	[4]	0.84	[6]	0.78	[6]	7.15	[3]	58		19
12-31-2008	11.33	0.68	[2,3]	(3.46)	(2.78)	(0.74)	—	—	(0.74)	7.81	(24.39)[4]		0.86	[6]	0.78	[6]	6.45	[3]	34		26
12-31-2007[10]	12.50	1.58	[2,3]	(2.01)	(0.43)	(0.74)	—	—	(0.74)	11.33	(3.41)[5]		0.96	[6,7]	0.96	[6,7]	19.47	[3,7]	46		3
SERIES III
06-30-2012[1]	10.25	0.13	[2,3]	0.49	0.62	—	—	—	—	10.87	6.05	[4,5]	0.31	[6,7]	0.31	[6,7]	2.48	[3,7]	43		5
12-31-2011	10.91	0.85	[2,3]	(0.65)	0.20	(0.86)	—	—	(0.86)	10.25	1.84	[4]	0.31	[6]	0.31	[6]	7.68	[3]	42		17
12-31-2010	10.19	0.97	[2,3]	0.57	1.54	(0.82)	—	—	(0.82)	10.91	15.09	[4]	0.31	[6]	0.30	[6]	8.91	[3]	42		19
12-31-2009	7.80	2.33	[2,3]	0.71	3.04	(0.65)	—	—	(0.65)	10.19	39.05	[4]	0.34	[6]	0.28	[6]	22.94	[3]	17		19
12-31-2008[11]	11.32	2.53	[2,3]	(5.26)	(2.73)	(0.79)	—	—	(0.79)	7.80	(23.93)[4,5]		0.36	[6,7]	0.28	[6,7]	26.70	[3,7]	—	[9]	26
1. Six months ended 6-30-12. Unaudited. 2. Based on the average daily shares outstanding. 3. Recognition of net investment income by the Portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the Portfolio invests. 4. Total returns would have been lower had certain expenses not been reduced during the periods shown. 5. Not annualized. 6. Ratios do not include expense indirectly incurred from underlying funds whose expense ratios can vary between 0.28% – 0.78%, 0.29% – 0.80%, 0.29% – 0.80%, 0.29% – 0.80%, 0.25% – 0.73% and 0.33% – 0.89%, based on the mix of underlying funds held by the Portfolio for the periods ended 6-30-12, 12-31-11, 12-31-10, 12-31-09, 12-31-08 and 12-31-07, respectively. 7. Annualized. 8. The inception date for Series I shares is 11-5-10. 9. Less than $500,000. 10. The inception date for Series II shares is 5-1-07. 11. The inception date for Series III shares is 1-2-08.

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Financial Highlights

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From capital paid-in ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)		Expenses before reductions and amounts recaptured (%)		Expenses including reductions and amounts recaptured (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)		Portfolio turnover (%)
American International Trust
SERIES I
06-30-2012[1]	13.77	(0.03)[2,3]		0.62	0.59	—	—	—	—	14.36	4.28	[4,5]	0.62	[6,7]	0.62	[6,7]	(0.45)[3,7]		77		3
12-31-2011	16.33	0.20	[2,3]	(2.54)	(2.34)	(0.22)	—	—	(0.22)	13.77	(14.34)[4]		0.62	[6]	0.62	[6]	1.29	[3]	87		9
12-31-2010	15.52	0.26	[2,3]	0.81	1.07	(0.26)	—	—	(0.26)	16.33	6.88	[4]	0.62	[6]	0.62	[6]	1.73	[3]	117		12
12-31-2009	14.31	0.17	[2,3]	4.60	4.77	(0.15)	(3.41)	—	(3.56)	15.52	42.59		0.63	[6]	0.63	[6]	1.19	[3]	101		10
12-31-2008	26.71	0.39	[2,3]	(11.51)	(11.12)	(0.51)	(0.77)	—	(1.28)	14.31	(42.37)		0.55	[6]	0.55	[6]	1.86	[3]	69		18
12-31-2007	24.92	0.33	[2,3]	4.37	4.70	(0.43)	(2.48)	—	(2.91)	26.71	19.58		0.37	[6]	0.37	[6]	1.23	[3]	106		10
SERIES II
06-30-2012[1]	13.77	(0.04)[2,3]		0.61	0.57	—	—	—	—	14.34	4.14	[4,5]	0.77	[6,7]	0.77	[6,7]	(0.60)[3,7]		561		3
12-31-2011	16.31	0.19	[2,3]	(2.54)	(2.35)	(0.19)	—	—	(0.19)	13.77	(14.38)[4]		0.77	[6]	0.77	[6]	1.22	[3]	576		9
12-31-2010	15.51	0.22	[2,3]	0.81	1.03	(0.23)	—	—	(0.23)	16.31	6.68	[4]	0.77	[6]	0.77	[6]	1.43	[3]	726		12
12-31-2009	14.30	0.13	[2,3]	4.62	4.75	(0.13)	(3.41)	—	(3.54)	15.51	42.41		0.78	[6]	0.78	[6]	0.91	[3]	760		10
12-31-2008	26.67	0.31	[2,3]	(11.43)	(11.12)	(0.48)	(0.77)	—	(1.25)	14.30	(42.47)		0.69	[6]	0.69	[6]	1.46	[3]	637		18
12-31-2007	24.86	0.27	[2,3]	4.38	4.65	(0.36)	(2.48)	—	(2.84)	26.67	19.41		0.52	[6]	0.52	[6]	1.01	[3]	1,168		10
SERIES III
06-30-2012[1]	13.72	(0.01)[2,3]		0.62	0.61	—	—	—	—	14.33	4.45	[4,5]	0.27	[6,7]	0.27	[6,7]	(0.09)[3,7]		48		3
12-31-2011	16.28	0.34	[2,3]	(2.63)	(2.29)	(0.27)	—	—	(0.27)	13.72	(14.05)[4]		0.27	[6]	0.27	[6]	2.18	[3]	45		9
12-31-2010	15.47	0.40	[2,3]	0.72	1.12	(0.31)	—	—	(0.31)	16.28	7.25	[4]	0.27	[6]	0.27	[6]	2.64	[3]	33		12
12-31-2009	14.27	0.64	[2,3]	4.18	4.82	(0.21)	(3.41)	—	(3.62)	15.47	43.14		0.28	[6]	0.28	[6]	4.36	[3]	10		10
12-31-2008[8]	26.60	1.07	[2,3]	(12.03)	(10.96)	(0.60)	(0.77)	—	(1.37)	14.27	(41.97)[5]		0.29	[6,7]	0.29	[6,7]	6.08	[3,7]	—	[9]	18
1. Six months ended 6-30-12. Unaudited. 2. Based on the average daily shares outstanding. 3. Recognition of net investment income by the Portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the Portfolio invests. 4. Total returns would have been lower had certain expenses not been reduced during the periods shown. 5. Not annualized. 6. Ratios do not include expense indirectly incurred from underlying funds whose expense ratios can vary between 0.28% – 0.78%, 0.29% – 0.80%, 0.29% – 0.80%, 0.29% – 0.82%, 0.25% – 0.73% and 0.33% – 0.89%, based on the mix of underlying funds held by the Portfolio for the periods ended 6-30-12, 12-31-11, 12-31-10, 12-31-09, 12-31-08 and 12-31-07, respectively. 7. Annualized. 8. The inception date for Series III shares is 1-2-08. 9. Less than $500,000.

American New World Trust
SERIES I
06-30-2012[1]	11.61	(0.03)[2,3]		0.56	0.53	—	—	—	—	12.14	4.57	[4,5]	0.67	[6,7]	0.67	[6,7]	(0.48)[2,7]		8		1
12-31-2011	13.75	0.20	[2,3]	(2.17)	(1.97)	(0.17)	—	—	(0.17)	11.61	(14.33)[4]		0.66	[6]	0.66	[6]	1.57	[2]	9		14
12-31-2010	11.84	0.28	[2,3]	1.78	2.06	(0.15)	—	—	(0.15)	13.75	17.42	[4]	0.66	[6]	0.65	[6]	2.26	[2]	8		26
12-31-2009[8]	8.94	0.24	[2,3]	2.78	3.02	(0.12)	—	—	(0.12)	11.84	33.73	[4,5]	0.66	[6,7]	0.63	[6,7]	3.27	[2,7]	2		22
SERIES II
06-30-2012[1]	11.61	(0.04)[2,3]		0.55	0.51	—	—	—	—	12.12	4.39	[4,5]	0.82	[6,7]	0.82	[6,7]	(0.62)[2,7]		63		1
12-31-2011	13.74	0.14	[2,3]	(2.12)	(1.98)	(0.15)	—	—	(0.15)	11.61	(14.41)[4]		0.81	[6]	0.81	[6]	1.04	[2]	66		14
12-31-2010	11.84	0.14	[2,3]	1.89	2.03	(0.13)	—	—	(0.13)	13.74	17.18	[4]	0.81	[6]	0.80	[6]	1.12	[2]	95		26
12-31-2009	8.15	0.12	[2,3]	3.80	3.92	(0.10)	(0.13)	—	(0.23)	11.84	48.82	[4]	0.84	[6]	0.78	[6]	1.17	[2]	77		22
12-31-2008	14.76	0.10	[2,3]	(6.40)	(6.30)	(0.13)	(0.18)	—	(0.31)	8.15	(42.66)[4]		0.83	[6]	0.78	[6]	0.82	[2]	41		60
12-31-2007[9]	12.50	0.56	[2,3]	2.02	2.58	(0.23)	(0.09)	—	(0.32)	14.76	20.73	[5]	0.88	[6,7]	0.88	[6,7]	5.79	[2,7]	83		8
SERIES III
06-30-2012[1]	11.58	(0.01)[2,3]		0.55	0.54	—	—	—	—	12.12	4.66	[4,5]	0.32	[6,7]	0.32	[6,7]	(0.12)[2,7]		3		1
12-31-2011	13.72	0.22	[2,3]	(2.14)	(1.92)	(0.22)	—	—	(0.22)	11.58	(14.02)[4]		0.31	[6]	0.31	[6]	1.70	[2]	3		14
12-31-2010	11.81	0.22	[2,3]	1.89	2.11	(0.20)	—	—	(0.20)	13.72	17.84	[4]	0.31	[6]	0.30	[6]	1.76	[2]	3		26
12-31-2009	8.13	0.24	[2,3]	3.73	3.97	(0.16)	(0.13)	—	(0.29)	11.81	49.55	[4]	0.34	[6]	0.28	[6]	2.31	[2]	2		22
12-31-2008[10]	14.71	0.47	[2,3]	(6.68)	(6.21)	(0.19)	(0.18)	—	(0.37)	8.13	(42.16)[4,5]		0.33	[6,7]	0.28	[6,7]	4.60	[2,7]	—	[11]	60
1. Six months ended 6-30-12. Unaudited. 2. Recognition of net investment income by the Portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the Portfolio invests. 3. Based on the average daily shares outstanding. 4. Total returns would have been lower had certain expenses not been reduced during the periods shown. 5. Not annualized. 6. Ratios do not include expense indirectly incurred from underlying funds whose expense ratios can vary between 0.28% – 0.78%, 0.29% – 0.80%, 0.29% – 0.80%, 0.29% – 0.82%, 0.25% – 0.73% and 0.33% – 0.89%, based on the mix of underlying funds held by the Portfolio for the periods ended 6-30-12, 12-31-11, 12-31-10, 12-31-09, 12-31-08 and 12-31-07, respectively. 7. Annualized. 8. The inception date for Series I shares is 5-6-09. 9. The inception date for Series II shares is 5-1-07. 10. The inception date for Series III shares is 1-2-08. 11. Less than $500,000.

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Financial Highlights

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From capital paid-in ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)		Expenses before reductions and amounts recaptured (%)		Expenses including reductions and amounts recaptured (%)		Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Blue Chip Growth Trust
SERIES I
06-30-2012[1]	20.54	—	[2]	2.50	2.50	—	—	—	—	23.04	12.17	[3]	0.86		0.82	[4]	(0.01)[4]	284	12
12-31-2011	20.25	0.02	[2]	0.27	0.29	— [5]	—	—	— [5]	20.54	1.44	[6]	0.86		0.83		0.12	277	33
12-31-2010	17.45	—	[2,5]	2.82	2.82	(0.02)	—	—	(0.02)	20.25	16.15	[6]	0.87		0.84		(0.01)	328	44
12-31-2009	12.23	0.02	[2]	5.22	5.24	(0.02)	—	—	(0.02)	17.45	42.89	[6]	0.89		0.86		0.11	335	47
12-31-2008	21.70	0.03	[2]	(9.14)	(9.11)	(0.05)	(0.31)	—	(0.36)	12.23	(42.53)[6]		0.90		0.87		0.18	281	58
12-31-2007	19.39	0.08	[2]	2.38	2.46	(0.15)	—	—	(0.15)	21.70	12.75	[6,7]	0.88		0.85		0.40	593	34
SERIES II
06-30-2012[1]	20.40	(0.02)[2]		2.49	2.47	—	—	—	—	22.87	12.11	[3]	1.06		1.02	[4]	(0.20)[4]	128	12
12-31-2011	20.15	(0.02)[2]		0.27	0.25	—	—	—	—	20.40	1.24	[6]	1.06		1.03		(0.08)	122	33
12-31-2010	17.39	(0.04)[2]		2.81	2.77	(0.01)	—	—	(0.01)	20.15	15.94	[6]	1.07		1.04		(0.21)	137	44
12-31-2009	12.21	(0.01)[2]		5.20	5.19	(0.01)	—	—	(0.01)	17.39	42.56	[6]	1.09		1.06		(0.09)	131	47
12-31-2008	21.65	—	[2,5]	(9.11)	(9.11)	(0.02)	(0.31)	—	(0.33)	12.21	(42.63)[6]		1.10		1.07		(0.02)	102	58
12-31-2007	19.32	0.04	[2]	2.37	2.41	(0.08)	—	—	(0.08)	21.65	12.51	[6,7]	1.08		1.05		0.21	176	34
SERIES NAV
06-30-2012[1]	20.51	0.01	[2]	2.50	2.51	—	—	—	—	23.02	12.24	[3]	0.81		0.77	[4]	0.05 [4]	1,351	12
12-31-2011	20.22	0.04	[2]	0.25	0.29	— [5]	—	—	— [5]	20.51	1.45	[6]	0.81		0.78		0.17	1,286	33
12-31-2010	17.41	0.01	[2]	2.82	2.83	(0.02)	—	—	(0.02)	20.22	16.25	[6]	0.82		0.79		0.05	1,361	44
12-31-2009	12.20	0.03	[2]	5.21	5.24	(0.03)	—	—	(0.03)	17.41	42.97	[6]	0.84		0.81		0.18	1,135	47
12-31-2008	21.66	0.04	[2]	(9.12)	(9.08)	(0.07)	(0.31)	—	(0.38)	12.20	(42.52)[6]		0.85		0.82		0.23	1,299	58
12-31-2007	19.36	0.10	[2]	2.37	2.47	(0.17)	—	—	(0.17)	21.66	12.81	[6,7]	0.83		0.80		0.46	2,491	34
1. Six months ended 6-30-12. Unaudited. 2. Based on the average daily shares outstanding. 3. Not annualized. 4. Annualized. 5. Less than ($0.005) per share. 6. Total returns would have been lower had certain expenses not been reduced during the periods shown. 7. Payments from Affiliates increased the end of period net asset value per share and the total return by the following amounts: $0.01, less than $0.005 and $0.01 for Series I, Series II and Series NAV. The total returns excluding the payment from affiliates was 12.70%, 12.51% and 12.76% for Series I, Series II and Series NAV, respectively.

Capital Appreciation Trust
SERIES I
06-30-2012[1]	9.94	—	[2,3]	1.11	1.11	—	—	—	—	11.05	11.17	[4,5]	0.78	[6]	0.78	[6]	0.07 [6]	183	26
12-31-2011	9.94	0.01	[2]	— [7]	0.01	(0.01)	—	—	(0.01)	9.94	0.08	[4]	0.79		0.78		0.05	181	52
12-31-2010	8.90	0.01	[2]	1.04	1.05	(0.01)	—	—	(0.01)	9.94	11.83	[4]	0.79		0.79		0.16	217	77	[8]
12-31-2009	6.27	0.02	[2]	2.63	2.65	(0.02)	—	—	(0.02)	8.90	42.29	[4]	0.80		0.80		0.26	136	85
12-31-2008	10.05	0.04	[2]	(3.78)	(3.74)	(0.04)	—	—	(0.04)	6.27	(37.22)		0.81		0.81		0.41	114	97
12-31-2007	9.07	0.03	[2]	1.02	1.05	(0.03)	(0.04)	—	(0.07)	10.05	11.61	[4,9]	0.82		0.82		0.31	227	73
SERIES II
06-30-2012[1]	9.83	(0.01)[2]		1.10	1.09	—	—	—	—	10.92	11.09	[4,5]	0.98	[6]	0.98	[6]	(0.13)[6]	75	26
12-31-2011	9.85	(0.02)[2]		— [7]	(0.02)	— [7]	—	—	— [7]	9.83	(0.17)[4]		0.99		0.98		(0.15)	72	52
12-31-2010	8.83	—	[2,7]	1.02	1.02	— [7]	—	—	— [7]	9.85	11.58	[4]	0.99		0.99		(0.05)	84	77	[8]
12-31-2009	6.22	—	[2,3]	2.61	2.61	— [7]	—	—	— [7]	8.83	42.04	[4]	1.00		1.00		0.06	71	85
12-31-2008	9.96	0.02	[2]	(3.74)	(3.72)	(0.02)	—	—	(0.02)	6.22	(37.36)		1.01		1.01		0.21	52	97
12-31-2007	8.99	0.01	[2]	1.01	1.02	(0.01)	(0.04)	—	(0.05)	9.96	11.36	[4,9]	1.02		1.02		0.11	97	73
SERIES NAV
06-30-2012[1]	9.94	0.01	[2]	1.10	1.11	—	—	—	—	11.05	11.17	[4,5]	0.73	[6]	0.73	[6]	0.12 [6]	801	26
12-31-2011	9.94	0.01	[2]	— [7]	0.01	(0.01)	—	—	(0.01)	9.94	0.12	[4]	0.74		0.73		0.10	770	52
12-31-2010	8.90	0.02	[2]	1.04	1.06	(0.02)	—	—	(0.02)	9.94	11.88	[4]	0.74		0.74		0.19	821	77	[8]
12-31-2009	6.27	0.02	[2]	2.63	2.65	(0.02)	—	—	(0.02)	8.90	42.36	[4]	0.75		0.75		0.31	791	85
12-31-2008	10.06	0.04	[2]	(3.78)	(3.74)	(0.05)	—	—	(0.05)	6.27	(37.23)		0.76		0.76		0.46	526	97
12-31-2007	9.08	0.03	[2]	1.03	1.06	(0.04)	(0.04)	—	(0.08)	10.06	11.69	[4,9]	0.77		0.77		0.36	780	73
1. Six months ended 6-30-12. Unaudited. 2. Based on the average daily shares outstanding. 3. Less than $0.005 per share. 4. Total returns would have been lower had certain expenses not been reduced during the periods shown. 5. Not annualized. 6. Annualized. 7. Less than ($0.005) per share. 8. Excludes merger activity. 9. Payments from Affiliates increased the end of period net asset value per share and the total return by the following amounts: less than $0.005 for Series I and Series II and $0.01 for Series NAV. The total returns excluding the payment from affiliates was 11.61%, 11.36% and 11.58% for Series I, Series II and Series NAV, respectively.

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Financial Highlights

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From capital paid-in ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)		Expenses before reductions and amounts recaptured (%)		Expenses including reductions and amounts recaptured (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)		Portfolio turnover (%)
Capital Appreciation Value Trust
SERIES I
06-30-2012[1]	11.51	0.09	[2]	0.72	0.81	—	—	—	—	12.32	7.04	[3,4]	0.93	[5]	0.89	[5]	1.40	[5]	1		34
12-31-2011	11.50	0.19	[2]	0.16	0.35	(0.16)	(0.18)	—	(0.34)	11.51	3.13	[3]	0.95		0.91		1.59		1		83
12-31-2010	11.47	0.16	[2]	1.41	1.57	(0.18)	(1.36)	—	(1.54)	11.50	13.83	[3]	1.02		0.98		1.38		1		62
12-31-2009	9.02	0.20	[2]	2.52	2.72	(0.22)	(0.05)	—	(0.27)	11.47	30.06	[3]	1.05		1.01		1.93		1		91
12-31-2008[6]	12.50	0.15	[2]	(3.56)	(3.41)	(0.07)	—	—	(0.07)	9.02	(27.26)[3,4]		1.22	[5]	1.18	[5]	2.01	[5]	—	[7]	55
SERIES II
06-30-2012[1]	11.49	0.07	[2]	0.73	0.80	—	—	—	—	12.29	6.96	[3,4]	1.13	[5]	1.09	[5]	1.18	[5]	302		34
12-31-2011	11.49	0.16	[2]	0.16	0.32	(0.14)	(0.18)	—	(0.32)	11.49	2.88	[3]	1.15		1.11		1.39		301		83
12-31-2010	11.46	0.14	[2]	1.40	1.54	(0.15)	(1.36)	—	(1.51)	11.49	13.63	[3]	1.22		1.18		1.15		335		62
12-31-2009	9.02	0.17	[2]	2.52	2.69	(0.20)	(0.05)	—	(0.25)	11.46	29.84	[3]	1.25		1.21		1.70		337		91
12-31-2008[6]	12.50	0.16	[2]	(3.58)	(3.42)	(0.06)	—	—	(0.06)	9.02	(27.37)[3,4]		1.42	[5]	1.38	[5]	2.46	[5]	141		55
SERIES NAV
06-30-2012[1]	11.49	0.09	[2]	0.73	0.82	—	—	—	—	12.31	7.14	[3,4]	0.88	[5]	0.84	[5]	1.44	[5]	19		34
12-31-2011	11.49	0.19	[2]	0.15	0.34	(0.16)	(0.18)	—	(0.34)	11.49	3.09	[3]	0.90		0.86		1.66		17		83
12-31-2010	11.46	0.17	[2]	1.40	1.57	(0.18)	(1.36)	—	(1.54)	11.49	13.90	[3]	0.97		0.93		1.42		5		62
12-31-2009	9.02	0.19	[2]	2.52	2.71	(0.22)	(0.05)	—	(0.27)	11.46	30.12	[3]	1.00		0.96		1.89		3		91
12-31-2008[6]	12.50	0.16	[2]	(3.56)	(3.40)	(0.08)	—	—	(0.08)	9.02	(27.23)[3,4]		1.17	[5]	1.13	[5]	2.26	[5]	1		55
1. Six months ended 6-30-12. Unaudited. 2. Based on the average daily shares outstanding. 3. Total returns would have been lower had certain expenses not been reduced during the periods shown. 4. Not annualized. 5. Annualized. 6. The inception date for Series I, Series II and Series NAV shares is 4-28-08. 7. Less than $500,000.

Core Allocation Plus Trust
SERIES I
06-30-2012[1]	9.91	0.06	[2]	0.58	0.64	—	—	—	—	10.55	6.46	[3,4]	1.05	[5]	1.05	[5]	1.14	[5]	22		80
12-31-2011	10.89	0.13	[2]	(0.39)	(0.26)	(0.14)	(0.58)	—	(0.72)	9.91	(2.31)[3]		1.04		1.04		1.20		24		154
12-31-2010	10.13	0.15	[2]	0.90	1.05	(0.12)	(0.17)	—	(0.29)	10.89	10.50	[3]	1.04		1.04		1.44		27		132
12-31-2009	8.50	0.11	[2]	2.03	2.14	(0.16)	(0.35)	—	(0.51)	10.13	25.20	[3]	1.12		1.12		1.16		25		174
12-31-2008[6]	12.50	0.12	[2]	(4.06)	(3.94)	(0.06)	—	—	(0.06)	8.50	(31.50)[3,4]		1.63		1.63		1.12		11		97
SERIES II
06-30-2012[1]	9.92	0.05	[2]	0.58	0.63	—	—	—	—	10.55	6.35	[3,4]	1.25	[5]	1.25	[5]	0.95	[5]	143		80
12-31-2011	10.90	0.11	[2]	(0.39)	(0.28)	(0.12)	(0.58)	—	(0.70)	9.92	(2.52)[3]		1.24		1.24		1.00		142		154
12-31-2010	10.14	0.13	[2]	0.90	1.03	(0.10)	(0.17)	—	(0.27)	10.90	10.29	[3]	1.24		1.24		1.23		161		132
12-31-2009	8.50	0.09	[2]	2.04	2.13	(0.14)	(0.35)	—	(0.49)	10.14	25.10	[3]	1.32		1.32		0.98		157		174
12-31-2008[6]	12.50	0.09	[2]	(4.05)	(3.96)	(0.04)	—	—	(0.04)	8.50	(31.67)[3,4]		1.83		1.83		0.92		56		97
SERIES NAV
06-30-2012[1]	9.91	0.06	[2]	0.58	0.64	—	—	—	—	10.55	6.46	[3,4]	1.00	[5]	1.00	[5]	1.05	[5]	9		80
12-31-2011	10.89	0.13	[2]	(0.39)	(0.26)	(0.14)	(0.58)	—	(0.72)	9.91	(2.26)[3]		0.99		0.99		1.24		77		154
12-31-2010	10.13	0.16	[2]	0.89	1.05	(0.12)	(0.17)	—	(0.29)	10.89	10.55	[3]	0.99		0.99		1.51		56		132
12-31-2009	8.49	0.12	[2]	2.03	2.15	(0.16)	(0.35)	—	(0.51)	10.13	25.41	[3]	1.07		1.07		1.23		22		174
12-31-2008[6]	12.50	0.13	[2]	(4.07)	(3.94)	(0.07)	—	—	(0.07)	8.49	(31.53)[3,4]		1.59		1.59		1.15		4		97
1. Six months ended 6-30-12. Unaudited. 2. Based on the average daily shares outstanding. 3. Total returns would have been lower had certain expenses not been reduced during the periods shown. 4. Not annualized. 5. Annualized. 6. The inception date for Series I, Series II and Series NAV shares is 1-2-08.

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Financial Highlights

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From capital paid-in ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)		Expenses before reductions and amounts recaptured (%)		Expenses including reductions and amounts recaptured (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)		Portfolio turnover (%)
Core Fundamental Holdings Trust
SERIES I
06-30-2012[1]	15.51	(0.01)[2,3]		0.82	0.81	—	—	—	—	16.32	5.22	[4,5]	0.44	[6,7]	0.45	[6,7]	(0.05)[3,5]		—	[8]	3
12-31-2011	15.73	0.27	[2,3]	(0.15)	0.12	(0.26)	(0.08)	—	(0.34)	15.51	0.78	[4]	0.44	[6]	0.45	[6]	1.67	[3]	—	[8]	8
12-31-2010[9]	15.31	0.27	[2,3]	0.52	0.79	(0.25)	(0.12)	—	(0.37)	15.73	5.20	[4,5]	0.43	[6,7]	0.43	[6,7]	2.63	[3,7]	—	[8]	3
SERIES II
06-30-2012[1]	15.51	(0.02)[2,3]		0.82	0.80	—	—	—	—	16.31	5.16	[4,5]	0.64	[6,7]	0.65	[6,7]	(0.14)[3,5]		296		3
12-31-2011	15.74	0.24	[2,3]	(0.16)	0.08	(0.23)	(0.08)	—	(0.31)	15.51	0.52	[4]	0.64	[6]	0.65	[6]	1.51	[3]	257		8
12-31-2010	14.67	0.29	[2,3]	1.12	1.41	(0.22)	(0.12)	—	(0.34)	15.74	9.65	[4]	0.66	[6]	0.64	[6]	1.91	[3]	228		3
12-31-2009[10]	12.50	0.40	[2,3]	1.98	2.38	(0.20)	(0.01)	—	(0.21)	14.67	19.05	[4,5]	0.74	[6,7]	0.60	[6,7]	4.21	[3,7]	105		11
SERIES III
06-30-2012[1]	15.50	0.01	[2,3]	0.81	0.82	—	—	—	—	16.32	5.29	[4,5]	0.24	[6,7]	0.25	[6,7]	0.05	[3,5]	24		3
12-31-2011	15.72	0.31	[2,3]	(0.16)	0.15	(0.29)	(0.08)	—	(0.37)	15.50	0.99	[4,5]	0.24	[6]	0.25	[6]	1.95	[3]	23		8
12-31-2010	14.65	0.34	[2,3]	1.15	1.49	(0.30)	(0.12)	—	(0.42)	15.72	10.08	[4,5]	0.26	[6]	0.24	[6]	2.28	[3]	20		3
12-31-2009[10]	12.50	0.42	[2,3]	2.00	2.42	(0.26)	(0.01)	—	(0.27)	14.65	19.35	[4,5]	0.34	[6,7]	0.20	[6,7]	4.42	[3,7]	9		11
1. Six months ended 6-30-12. Unaudited. 2. Based on the average daily shares outstanding. 3. Recognition of net investment income by the Portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the Portfolio invests. 4. Total returns would have been lower had certain expenses not been reduced during the periods shown. 5. Not annualized. 6. Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary between 0.28% – 0.53%, 0.29% – 0.53%, 0.29% – 0.53% and 0.29% – 0.54% based on the mix of underlying funds held by the Portfolio for the periods ended 6-30-12, 12-31-11, 12-31-10 and 12-31-09, respectively. 7. Annualized. 8. Less than $500,000. 9. The inception date for Series I shares is 4-30-10. 10. The inception date for Series II and Series III shares is 5-1-09.

Core Global Diversification Trust
SERIES I
06-30-2012[1]	14.99	(0.02)[2,3]		0.73	0.71	—	—	—	—	15.70	4.74	[4,5]	0.44	[6,7]	0.45	[6,7]	(0.12)[3,5]		—	[8]	4
12-31-2011	16.01	0.32	[2,3]	(0.89)	(0.57)	(0.29)	(0.16)	—	(0.45)	14.99	(3.56)[4]		0.44	[6]	0.45	[6]	2.00	[3]	—	[8]	11
12-31-2010[9]	15.50	0.30	[2,3]	0.68	0.98	(0.28)	(0.19)	—	(0.47)	16.01	6.40	[4,5]	0.43	[6,7]	0.42	[6,7]	2.89	[3,7]	—	[8]	10
SERIES II
06-30-2012[1]	15.00	(0.04)[2,3]		0.73	0.69	—	—	—	—	15.69	4.60	[4,5]	0.64	[6,7]	0.65	[6,7]	(0.22)[3,5]		294		4
12-31-2011	16.02	0.25	[2,3]	(0.85)	(0.60)	(0.26)	(0.16)	—	(0.42)	15.00	(3.75)[4]		0.64	[6]	0.65	[6]	1.59	[3]	287		11
12-31-2010	15.21	0.32	[2,3]	0.93	1.25	(0.25)	(0.19)	—	(0.44)	16.02	8.29	[4]	0.65	[6]	0.64	[6]	2.12	[3]	279		10
12-31-2009[10]	12.50	0.45	[2,3]	2.46	2.91	(0.20)	— [11]	—	(0.20)	15.21	23.26	[4,5]	0.74	[6,7]	0.60	[6,7]	4.49	[3,7]	129		20
SERIES III
06-30-2012[1]	14.98	—	[2,3,12]	0.73	0.73	—	—	—	—	15.71	4.87	[4,5]	0.24	[6,7]	0.25	[6,7]	(0.03)[3,5]		18		4
12-31-2011	16.00	0.33	[2,3]	(0.87)	(0.54)	(0.32)	(0.16)	—	(0.48)	14.98	(3.36)[4]		0.24	[6]	0.25	[6]	2.09	[3]	18		11
12-31-2010	15.19	0.39	[2,3]	0.92	1.31	(0.31)	(0.19)	—	(0.50)	16.00	8.71	[4]	0.25	[6]	0.24	[6]	2.54	[3]	16		10
12-31-2009[10]	12.50	0.50	[2,3]	2.45	2.95	(0.26)	— [11]	—	(0.26)	15.19	23.58	[4,5]	0.34	[6,7]	0.20	[6,7]	5.02	[3,7]	6		20
1. Six months ended 6-30-12. Unaudited. 2. Based on the average daily shares outstanding. 3. Recognition of net investment income by the Portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the Portfolio invests. 4. Total returns would have been lower had certain expenses not been reduced during the periods shown. 5. Not annualized. 6. Ratios do not include expense indirectly incurred from underlying funds whose expense ratios can vary between 0.28% – 0.55%, 0.29% – 0.56%, 0.29% – 0.61% and 0.29% – 0.56% based on the mix of underlying funds held by the portfolio for the periods ended 6-30-12, 12-31-11, 12-31-10 and 12-31-09, respectively. 7. Annualized. 8. Less than $500,000. 9. The inception date for Series I shares is 4-30-10. 10. The inception date for Series II and Series III shares is 5-1-09. 11. Less than $0.005 per share. 12. Less than ($0.005) per share.

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Financial Highlights

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From capital paid-in ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)		Expenses before reductions and amounts recaptured (%)		Expenses including reductions and amounts recaptured (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)		Portfolio turnover (%)
Disciplined Diversification Trust
SERIES I
06-30-2012[1]	11.74	0.12	[2]	0.44	0.56	—	—	—	—	12.30	4.77	[3,4]	0.95	[5]	0.95	[5]	1.91	[5]	—	[6]	3
12-31-2011	12.32	0.20	[2]	(0.46)	(0.26)	(0.27)	(0.05)	—	(0.32)	11.74	(2.09)[3]		0.91		0.91		1.64		—	[6]	13
12-31-2010	11.03	0.17	[2]	1.31	1.48	(0.19)	—	—	(0.19)	12.32	13.40	[3]	0.92		0.87		1.45		—	[6]	5
12-31-2009	8.90	0.16	[2]	2.26	2.42	(0.21)	(0.08)	—	(0.29)	11.03	27.22	[3]	0.94		0.75		1.72		—	[6]	62
12-31-2008[7]	12.50	0.19	[2]	(3.67)	(3.48)	(0.11)	(0.01)	—	(0.12)	8.90	(27.87)[4]		1.04	[5]	0.75	[5]	2.63	[5]	1		7
SERIES II
06-30-2012[1]	11.75	0.10	[2]	0.46	0.56	—	—	—	—	12.31	4.77	[3,4]	1.15	[5]	1.15	[5]	1.69	[5]	206		3
12-31-2011	12.33	0.18	[2]	(0.47)	(0.29)	(0.24)	(0.05)	—	(0.29)	11.75	(2.29)[3]		1.11		1.11		1.42		207		13
12-31-2010	11.04	0.15	[2]	1.30	1.45	(0.16)	—	—	(0.16)	12.33	13.18	[3]	1.12		1.07		1.33		240		5
12-31-2009	8.91	0.16	[2]	2.24	2.40	(0.19)	(0.08)	—	(0.27)	11.04	26.96	[3]	1.14		0.95		1.58		221		62
12-31-2008[7]	12.50	0.15	[2]	(3.64)	(3.49)	(0.09)	(0.01)	—	(0.10)	8.91	(27.96)[4]		1.24	[5]	0.95	[5]	2.13	[5]	117		7
SERIES NAV
06-30-2012[1]	11.74	0.10	[2]	0.47	0.57	—	—	—	—	12.31	4.86	[3,4]	0.90	[5]	0.90	[5]	1.53	[5]	18		3
12-31-2011	12.32	0.21	[2]	(0.47)	(0.26)	(0.27)	(0.05)	—	(0.32)	11.74	(2.04)[3]		0.86		0.86		1.68		130		13
12-31-2010	11.03	0.18	[2]	1.30	1.48	(0.19)	—	—	(0.19)	12.32	13.45	[3]	0.87		0.82		1.57		104		5
12-31-2009	8.90	0.17	[2]	2.25	2.42	(0.21)	(0.08)	—	(0.29)	11.03	27.27	[3]	0.89		0.70		1.66		46		62
12-31-2008[7]	12.50	0.16	[2]	(3.64)	(3.48)	(0.11)	(0.01)	—	(0.12)	8.90	(27.83)[4]		0.99	[5]	0.70	[5]	2.40	[5]	2		7
1. Six months ended 6-30-12. Unaudited. 2. Based on the average daily shares outstanding. 3. Total returns would have been lower had certain expenses not been reduced during the periods shown. 4. Not annualized. 5. Annualized. 6. Less than $500,000. 7. The inception date for Series I, Series II and Series NAV shares is 4-28-08.

Emerging Markets Value Trust
SERIES I
06-30-2012[1]	9.86	0.10	[2]	0.26	0.36	—	—	—	—	10.22	3.65	[3,4]	1.13	[5]	1.13	[5]	1.94	[5]	8		7
12-31-2011	15.99	0.17	[2]	(4.31)	(4.14)	(0.20)	(1.79)	—	(1.99)	9.86	(27.06)[3]		1.13		1.13		1.27		7		18
12-31-2010	13.52	0.09	[2]	2.94	3.03	(0.20)	(0.36)	—	(0.56)	15.99	23.02	[3]	1.12		1.12		0.65		11		21
12-31-2009	6.74	0.07	[2]	6.73	6.80	(0.01)	(0.01)	—	(0.02)	13.52	101.12	[3]	1.13		1.13		0.68		8		28
12-31-2008	14.64	0.25	[2]	(7.86)	(7.61)	(0.26)	(0.03)	—	(0.29)	6.74	(52.17)[3]		1.14		1.14		2.53		3		19
12-31-2007[6]	12.50	0.14	[2]	2.41	2.55	(0.09)	(0.32)	—	(0.41)	14.64	20.57	[3,4]	1.14	[5]	1.13	[5]	1.46	[5]	1		9
SERIES NAV
06-30-2012[1]	9.85	0.11	[2]	0.25	0.36	—	—	—	—	10.21	3.65	[3,4]	1.08	[5]	1.08	[5]	1.95	[5]	1,018		7
12-31-2011	15.98	0.18	[2]	(4.31)	(4.13)	(0.21)	(1.79)	—	(2.00)	9.85	(27.02)[3]		1.08		1.08		1.32		915		18
12-31-2010	13.51	0.11	[2]	2.92	3.03	(0.20)	(0.36)	—	(0.56)	15.98	23.10	[3]	1.07		1.07		0.80		1,088		21
12-31-2009	6.73	0.08	[2]	6.72	6.80	(0.01)	(0.01)	—	(0.02)	13.51	101.36	[3]	1.08		1.08		0.84		1,028		28
12-31-2008	14.56	0.27	[2]	(7.80)	(7.53)	(0.27)	(0.03)	—	(0.30)	6.73	(51.93)[3]		1.09		1.09		2.42		300		19
12-31-2007[6]	12.50	0.15	[2]	2.33	2.48	(0.10)	(0.32)	—	(0.42)	14.56	19.94	[3,4]	1.09	[5]	1.08	[5]	1.61	[5]	517		9
1. Six months ended 6-30-12. Unaudited. 2. Based on the average daily shares outstanding. 3. Total returns would have been lower had certain expenses not been reduced during the periods shown. 4. Not annualized. 5. Annualized. 6. The inception date for Series I and Series NAV shares is 5-1-07.

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Financial Highlights

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From capital paid-in ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)		Expenses before reductions and amounts recaptured (%)		Expenses including reductions and amounts recaptured (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)	Portfolio turnover (%)
Equity-Income Trust
SERIES I
06-30-2012[1]	13.50	0.15	[2]	0.98	1.13	—	—	—	—	14.63	8.37	[3,4]	0.86	[5]	0.83	[5]	2.08	[5]	308	5
12-31-2011	13.87	0.27	[2]	(0.39)	(0.12)	(0.25)	—	—	(0.25)	13.50	(0.81)[3]		0.86		0.83		1.91		311	19	[6]
12-31-2010	12.27	0.23	[2]	1.62	1.85	(0.25)	—	—	(0.25)	13.87	15.12	[3]	0.87		0.84		1.84		348	14
12-31-2009	9.96	0.22	[2]	2.32	2.54	(0.23)	—	—	(0.23)	12.27	25.72	[3]	0.90		0.86		2.17		352	17	[6]
12-31-2008	16.47	0.34	[2]	(6.14)	(5.80)	(0.35)	(0.36)	—	(0.71)	9.96	(35.96)[3]		0.91		0.87		2.48		344	32
12-31-2007	18.52	0.32	[2]	0.28	0.60	(0.54)	(2.11)	—	(2.65)	16.47	3.35	[3,7]	0.89		0.86		1.73		694	25
SERIES II
06-30-2012[1]	13.47	0.13	[2]	0.98	1.11	—	—	—	—	14.58	8.24	[3,4]	1.06	[5]	1.03	[5]	1.88	[5]	174	5
12-31-2011	13.84	0.24	[2]	(0.38)	(0.14)	(0.23)	—	—	(0.23)	13.47	(1.01)[3]		1.06		1.03		1.73		174	19	[6]
12-31-2010	12.24	0.21	[2]	1.61	1.82	(0.22)	—	—	(0.22)	13.84	14.91	[3]	1.07		1.04		1.64		178	14
12-31-2009	9.93	0.20	[2]	2.32	2.52	(0.21)	—	—	(0.21)	12.24	25.54	[3]	1.10		1.06		1.96		172	17	[6]
12-31-2008	16.42	0.32	[2]	(6.14)	(5.82)	(0.31)	(0.36)	—	(0.67)	9.93	(36.16)[3]		1.11		1.07		2.30		147	32
12-31-2007	18.44	0.28	[2]	0.29	0.57	(0.48)	(2.11)	—	(2.59)	16.42	3.16	[3,7]	1.09		1.06		1.54		278	25
SERIES NAV
06-30-2012[1]	13.46	0.15	[2]	0.98	1.13	—	—	—	—	14.59	8.40	[3,4]	0.81	[5]	0.78	[5]	2.14	[5]	1,525	5
12-31-2011	13.83	0.27	[2]	(0.38)	(0.11)	(0.26)	—	—	(0.26)	13.46	(0.76)[3]		0.81		0.78		1.98		1,471	19	[6]
12-31-2010	12.23	0.24	[2]	1.62	1.86	(0.26)	—	—	(0.26)	13.83	15.23	[3]	0.82		0.79		1.90		1,427	14
12-31-2009	9.93	0.22	[2]	2.32	2.54	(0.24)	—	—	(0.24)	12.23	25.75	[3]	0.85		0.81		2.13		1,390	17	[6]
12-31-2008	16.43	0.35	[2]	(6.13)	(5.78)	(0.36)	(0.36)	—	(0.72)	9.93	(35.94)[3]		0.86		0.82		2.55		808	32
12-31-2007	18.49	0.33	[2]	0.28	0.61	(0.56)	(2.11)	—	(2.67)	16.43	3.39	[3,7]	0.84		0.81		1.79		1,431	25
1. Six months ended 6-30-12. Unaudited. 2. Based on the average daily shares outstanding. 3. Total returns would have been lower had certain expenses not been reduced during the periods shown. 4. Not annualized. 5. Annualized. 6. Excludes merger activity. 7. Payments from Affiliates increased the end of period net asset value per share and the total return by the following amounts: less than $0.005 per share for Series I and Series NAV and $0.01 for Series II. The total returns excluding the payment from affiliates was 3.35%, 3.10% and 3.39% for Series I, Series II and Series NAV, respectively.

Financial Services Trust
SERIES I
06-30-2012[1]	10.52	0.06	[2]	0.96	1.02	—	—	—	—	11.54	9.70	[3,4]	0.90	[5]	0.90	[5]	1.10	[5]	98	21
12-31-2011	11.84	0.10	[2]	(1.23)	(1.13)	(0.19)	—	—	(0.19)	10.52	(9.51)[3]		0.94		0.93		0.90		92	12
12-31-2010	10.58	0.09	[2]	1.21	1.30	(0.04)	—	—	(0.04)	11.84	12.25	[3]	0.93		0.93		0.80		125	15
12-31-2009	7.53	0.05	[2]	3.06	3.11	(0.06)	—	—	(0.06)	10.58	41.41	[3]	0.96		0.96		0.63		45	13
12-31-2008	14.54	0.10	[2]	(6.34)	(6.24)	(0.09)	(0.68)	—	(0.77)	7.53	(44.65)[3]		0.95		0.95		0.91		33	11
12-31-2007	18.78	0.13	[2]	(1.45)	(1.32)	(0.24)	(2.68)	—	(2.92)	14.54	(6.82)[3,6]		0.91		0.91		0.68		52	12
SERIES II
06-30-2012[1]	10.48	0.05	[2]	0.95	1.00	—	—	—	—	11.48	9.54	[3,4]	1.10	[5]	1.10	[5]	0.91	[5]	24	21
12-31-2011	11.79	0.08	[2]	(1.22)	(1.14)	(0.17)	—	—	(0.17)	10.48	(9.66)[3]		1.14		1.13		0.71		23	12
12-31-2010	10.54	0.06	[2]	1.20	1.26	(0.01)	—	—	(0.01)	11.79	12.00	[3]	1.13		1.13		0.58		32	15
12-31-2009	7.51	0.04	[2]	3.04	3.08	(0.05)	—	—	(0.05)	10.54	40.98	[3]	1.16		1.16		0.43		34	13
12-31-2008	14.48	0.08	[2]	(6.30)	(6.22)	(0.07)	(0.68)	—	(0.75)	7.51	(44.75)[3]		1.15		1.15		0.71		26	11
12-31-2007	18.67	0.09	[2]	(1.43)	(1.34)	(0.17)	(2.68)	—	(2.85)	14.48	(6.93)[3,6]		1.11		1.11		0.49		43	12
SERIES NAV
06-30-2012[1]	10.51	0.07	[2]	0.94	1.01	—	—	—	—	11.52	9.61	[3,4]	0.85	[5]	0.85	[5]	1.15	[5]	19	21
12-31-2011	11.82	0.11	[2]	(1.22)	(1.11)	(0.20)	—	—	(0.20)	10.51	(9.39)[3]		0.89		0.88		0.95		18	12
12-31-2010	10.57	0.09	[2]	1.20	1.29	(0.04)	—	—	(0.04)	11.82	12.22	[3]	0.88		0.88		0.83		23	15
12-31-2009	7.52	0.06	[2]	3.06	3.12	(0.07)	—	—	(0.07)	10.57	41.53	[3]	0.91		0.91		0.68		25	13
12-31-2008	14.53	0.11	[2]	(6.34)	(6.23)	(0.10)	(0.68)	—	(0.78)	7.52	(44.63)[3]		0.90		0.90		0.97		20	11
12-31-2007	18.77	0.14	[2]	(1.45)	(1.31)	(0.25)	(2.68)	—	(2.93)	14.53	(6.74)[3,6]		0.86		0.86		0.75		42	12
1. Six months ended 6-30-12. Unaudited. 2. Based on the average daily shares outstanding. 3. Total returns would have been lower had certain expenses not been reduced during the periods shown. 4. Not annualized. 5. Annualized. 6. Payments from Affiliates increased the end of period net asset value per share and the total return by the following amounts: Less than $0.005 per share for Series I and Series NAV and $0.01 for Series II. The total returns excluding the payment from affiliates was (6.82)%, (6.99)% and (6.74)% for Series I, Series II and Series NAV, respectively.

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Financial Highlights

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From capital paid-in ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)		Expenses before reductions and amounts recaptured (%)		Expenses including reductions and amounts recaptured (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)	Portfolio turnover (%)
Franklin Templeton Founding Allocation Trust
SERIES I
06-30-2012[1]	9.51	(0.01)[2,3]		0.56	0.55	—	—	—	—	10.06	5.78	[4]	0.12	[5,6]	0.12	[5,6]	(0.06)[3,4]		44	—	[7]
12-31-2011	9.95	0.29	[2,3]	(0.43)	(0.14)	(0.30)	—	—	(0.30)	9.51	(1.41)		0.12	[5]	0.12	[5]	2.92	[3]	44	3
12-31-2010	9.33	0.37	[2,3]	0.62	0.99	(0.37)	—	—	(0.37)	9.95	10.67	[8]	0.12	[5]	0.10	[5]	3.87	[3]	47	5
12-31-2009	7.36	0.39	[2,3]	1.93	2.32	(0.35)	—	—	(0.35)	9.33	31.47	[8]	0.12	[5]	0.08	[5]	4.68	[3]	43	8
12-31-2008[9]	11.16	0.59	[2,3]	(3.94)	(3.35)	(0.27)	(0.18)	—	(0.45)	7.36	(30.39)[4,8]		0.15	[5,6]	0.08	[5,6]	7.77	[3,6]	12	4
SERIES II
06-30-2012[1]	9.52	(0.02)[2,3]		0.57	0.55	—	—	—	—	10.07	5.78	[4]	0.32	[5,6]	0.32	[5,6]	(0.16)[3,4]		1,148	—	[7]
12-31-2011	9.97	0.26	[2,3]	(0.43)	(0.17)	(0.28)	—	—	(0.28)	9.52	(1.71)		0.32	[5]	0.32	[5]	2.60	[3]	1,154	3
12-31-2010	9.35	0.33	[2,3]	0.65	0.98	(0.36)	—	—	(0.36)	9.97	10.44	[8]	0.32	[5]	0.30	[5]	3.51	[3]	1,335	5
12-31-2009	7.38	0.32	[2,3]	1.98	2.30	(0.33)	—	—	(0.33)	9.35	31.12	[8]	0.32	[5]	0.28	[5]	3.89	[3]	1,358	8
12-31-2008	12.05	0.29	[2,3]	(4.53)	(4.24)	(0.25)	(0.18)	—	(0.43)	7.38	(35.55)[8]		0.33	[5]	0.28	[5]	2.94	[3]	1,111	4
12-31-2007[10]	12.50	0.12	[2,3]	(0.50)	(0.38)	(0.07)	—	—	(0.07)	12.05	(3.08)[4,8]		0.33	[5,6]	0.28	[5,6]	1.47	[3,6]	1,139	2
SERIES NAV
06-30-2012[1]	9.50	—	[2,3,11]	0.56	0.56	—	—	—	—	10.06	5.89	[4]	0.07	[5,6]	0.07	[5,6]	(0.03)[3,4]		11	—	[7]
12-31-2011	9.95	0.34	[2,3]	(0.48)	(0.14)	(0.31)	—	—	(0.31)	9.50	(1.46)		0.07	[5]	0.07	[5]	3.41	[3]	10	3
12-31-2010	9.33	0.41	[2,3]	0.59	1.00	(0.38)	—	—	(0.38)	9.95	10.72	[8]	0.07	[5]	0.05	[5]	4.37	[3]	8	5
12-31-2009	7.36	0.53	[2,3]	1.79	2.32	(0.35)	—	—	(0.35)	9.33	31.54	[8]	0.07	[5]	0.03	[5]	6.34	[3]	5	8
12-31-2008[12]	11.26	0.60	[2,3]	(4.22)	(3.62)	(0.28)	—	—	(0.28)	7.36	(32.08)[4,8]		0.08	[5,6]	0.03	[5,6]	10.86	[3,6]	1	4
1. Six months ended 6-30-12. Unaudited. 2. Based on the average daily shares outstanding. 3. Recognition of net investment income by the Portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the Portfolio invests. 4. Not annualized. 5. Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary between 0.85% – 1.02%, 0.85% – 1.03%, 0.85% – 1.03%, 0.86% – 1.03%, 0.87% – 1.06% and 0.86% – 1.06% based on the mix of underlying funds held by the Portfolio, for periods ended 6-30-12, 12-31-11, 12-31-10, 12-31-09, 12-31-08 and 12-31-07, respectively. 6. Annualized. 7. Less than 1%. 8. Total returns would have been lower had certain expenses not been reduced during the periods shown. 9. The inception date for Series I shares is 1-28-08. 10. The inception date for Series II shares is 5-1-07. 11. Less than ($0.005) per share. 12. The inception date for Series NAV shares is 4-28-08.

Fundamental All Cap Core Trust
SERIES I
06-30-2012[1]	12.48	0.05	[2]	0.91	0.96	—	—	—	—	13.44	7.69	[3,4]	0.76	[5]	0.76	[5]	0.69	[5]	117	15
12-31-2011	12.90	0.13	[2]	(0.41)	(0.28)	(0.14)	—	—	(0.14)	12.48	(2.16)[3]		0.76		0.76		0.98		117	146
12-31-2010	10.90	0.13	[2]	2.01	2.14	(0.14)	—	—	(0.14)	12.90	19.65	[3]	0.76		0.76		1.18		142	120
12-31-2009	8.61	0.12	[2]	2.30	2.42	(0.13)	—	—	(0.13)	10.90	28.27	[3]	0.75		0.75		1.26		133	147
12-31-2008	15.35	0.18	[2]	(6.81)	(6.63)	(0.11)	—	—	(0.11)	8.61	(43.18)[3]		0.79		0.79		1.42		127	151
12-31-2007	17.36	0.22	[2]	0.41	0.63	(0.21)	(2.43)	—	(2.64)	15.35	3.78	[3,6]	0.80		0.80		1.26		271	159
SERIES II
06-30-2012[1]	12.47	0.03	[2]	0.92	0.95	—	—	—	—	13.42	7.62	[3,4]	0.96	[5]	0.96	[5]	0.49	[5]	60	15
12-31-2011	12.90	0.10	[2]	(0.42)	(0.32)	(0.11)	—	—	(0.11)	12.47	(2.44)[3]		0.96		0.96		0.78		60	146
12-31-2010	10.90	0.11	[2]	2.00	2.11	(0.11)	—	—	(0.11)	12.90	19.40	[3]	0.96		0.96		0.97		71	120
12-31-2009	8.61	0.10	[2]	2.30	2.40	(0.11)	—	—	(0.11)	10.90	28.02	[3]	0.95		0.95		1.06		69	147
12-31-2008	15.32	0.15	[2]	(6.77)	(6.62)	(0.09)	—	—	(0.09)	8.61	(43.24)[3]		0.99		0.99		1.21		63	151
12-31-2007	17.33	0.17	[2]	0.42	0.59	(0.17)	(2.43)	—	(2.60)	15.32	3.57	[3,6]	1.00		1.00		0.97		132	159
SERIES NAV
06-30-2012[1]	12.52	0.05	[2]	0.92	0.97	—	—	—	—	13.49	7.75	[3,4]	0.71	[5]	0.71	[5]	0.74	[5]	1,054	15
12-31-2011	12.95	0.13	[2]	(0.41)	(0.28)	(0.15)	—	—	(0.15)	12.52	(2.17)[3]		0.71		0.71		1.03		1,032	146
12-31-2010	10.94	0.14	[2]	2.01	2.15	(0.14)	—	—	(0.14)	12.95	19.73	[3]	0.71		0.71		1.22		1,171	120
12-31-2009	8.64	0.12	[2]	2.32	2.44	(0.14)	—	—	(0.14)	10.94	28.36	[3]	0.70		0.70		1.31		1,100	147
12-31-2008	15.41	0.19	[2]	(6.84)	(6.65)	(0.12)	—	—	(0.12)	8.64	(43.16)[3]		0.74		0.74		1.62		958	151
12-31-2007	17.41	0.24	[2]	0.41	0.65	(0.22)	(2.43)	—	(2.65)	15.41	3.88	[3,6]	0.75		0.75		1.35		1	159
1. Six months ended 6-30-12. Unaudited. 2. Based on the average daily shares outstanding. 3. Total returns would have been lower had certain expenses not been reduced during the periods shown. 4. Not annualized. 5. Annualized. 6. Payments from affiliates increased the end of period net asset value per share and the total return by the following amounts: less than $0.005 for all Series. The total returns excluding the payments from affiliates were 3.78%, 3.57% and 3.88% for Series I, Series II and Series NAV, respectively.

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Financial Highlights

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From capital paid-in ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)		Expenses before reductions and amounts recaptured (%)		Expenses including reductions and amounts recaptured (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)		Portfolio turnover (%)
Fundamental Holdings Trust
SERIES I
06-30-2012[1]	10.07	(0.01)[2,3]		0.57	0.56	—	—	—	—	10.63	5.56	[4,5]	0.67	[6,7]	0.58	[6,7]	(0.09)[3,5]		4		38
12-31-2011	10.34	0.19	[2,3]	(0.30)	(0.11)	(0.16)	—	—	(0.16)	10.07	(1.05)[4]		0.66	[6]	0.66	[6]	1.86	[3]	3		3
12-31-2010	9.51	0.28	[2,3]	0.71	0.99	(0.16)	—	—	(0.16)	10.34	10.35	[4]	0.67	[6]	0.65	[6]	2.89	[3]	3		6
12-31-2009	7.61	0.23	[2,3]	1.82	2.05	(0.15)	—	—	(0.15)	9.51	26.88	[4]	0.67	[6,8]	0.63	[6]	2.64	[3]	—	[9]	3
12-31-2008	11.91	0.26	[2,3]	(3.96)	(3.70)	(0.27)	(0.33)	—	(0.60)	7.61	(30.92)[4]		0.69	[6,8]	0.64	[6]	2.50	[3]	—	[9]	1
12-31-2007[10]	12.50	0.24	[2,3]	(0.62)	(0.38)	(0.21)	—	—	(0.21)	11.91	(3.05)[4,5]		3.26	[6,7]	1.04	[6,7]	12.00	[3,7]	—	[9]	—	[5]
SERIES II
06-30-2012[1]	10.08	(0.02)[2,3]		0.57	0.55	—	—	—	—	10.63	5.46	[4,5]	0.82	[6,7]	0.73	[6,7]	(0.18)[3,5]		987		38
12-31-2011	10.35	0.14	[2,3]	(0.26)	(0.12)	(0.15)	—	—	(0.15)	10.08	(1.20)[4]		0.81	[6]	0.81	[6]	1.30	[3]	992		3
12-31-2010	9.52	0.14	[2,3]	0.83	0.97	(0.14)	—	—	(0.14)	10.35	10.19	[4]	0.82	[6]	0.80	[6]	1.38	[3]	1,122		6
12-31-2009	7.62	0.14	[2,3]	1.89	2.03	(0.13)	—	—	(0.13)	9.52	26.68	[4]	0.82	[6,8]	0.78	[6]	1.61	[3]	1,089		3
12-31-2008	11.91	0.48	[2,3]	(4.18)	(3.70)	(0.26)	(0.33)	—	(0.59)	7.62	(30.97)[4]		0.84	[6]	0.79	[6]	4.98	[3]	600		1
12-31-2007[10]	12.50	0.51	[2,3]	(0.90)	(0.39)	(0.20)	—	—	(0.20)	11.91	(3.08)[4,5]		1.25	[6,7]	1.20	[6,7]	24.93	[3,7]	58		—	[5]
SERIES III
06-30-2012[1]	10.07	0.01	[2,3]	0.56	0.57	—	—	—	—	10.64	5.66	[4,5]	0.32	[6,7]	0.27	[6,7]	0.05	[3,5]	61		38
12-31-2011	10.34	0.19	[2,3]	(0.26)	(0.07)	(0.20)	—	—	(0.20)	10.07	(0.70)[4]		0.31	[6]	0.31	[6]	1.86	[3]	60		3
12-31-2010	9.51	0.19	[2,3]	0.83	1.02	(0.19)	—	—	(0.19)	10.34	10.71	[4]	0.32	[6]	0.30	[6]	1.94	[3]	63		6
12-31-2009	7.61	0.22	[2,3]	1.86	2.08	(0.18)	—	—	(0.18)	9.51	27.27	[4]	0.32	[6,8]	0.28	[6]	2.52	[3]	57		3
12-31-2008	11.91	0.75	[2,3]	(4.41)	(3.66)	(0.31)	(0.33)	—	(0.64)	7.61	(30.61)[4]		0.34	[6]	0.29	[6]	8.29	[3]	14		1
12-31-2007[10]	12.50	0.25	[2,3]	(0.63)	(0.38)	(0.21)	—	—	(0.21)	11.91	(3.00)[4,5]		2.90	[6,7]	0.70	[6,7]	12.35	[3,7]	—	[9]	—	[5]
1. Six months ended 6-30-12. Unaudited. 2. Based on the average daily shares outstanding. 3. Recognition of net investment income by the Portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the Portfolio invests. 4. Total returns would have been lower had certain expenses not been reduced during the periods shown. 5. Not annualized. 6. Ratios do not include expense indirectly incurred from underlying funds whose expense ratios can vary between 0.28% – 0.60%, 0.29% – 0.60%, 0.29% – 0.80%, 0.29% – 0.82%, 0.25% – 0.73% and 0.33% – 0.89%, based on the mix of underlying funds held by the portfolio for the periods ended 6-30-12, 12-31-11, 12-31-10, 12-31-09, 12-31-08 and 12-31-07, respectively. 7. Annualized. 8. Does not include expenses of the investment companies in which the Portfolio invests. 9. Less than $500,000. 10. The inception date for Series I, Series II and Series III shares is 10-31-07.

Fundamental Large Cap Value Trust
SERIES I
06-30-2012[1]	9.91	0.07	[2]	0.81	0.88	—	—	—	—	10.79	8.88	[3,4]	0.76	[5]	0.76	[5]	1.35	[5]	52		14
12-31-2011	9.84	0.15	[2]	0.02	0.17	(0.10)	—	—	(0.10)	9.91	1.75	[3]	0.78		0.78		1.53		45		108
12-31-2010	8.83	0.13	[2]	1.06	1.19	(0.18)	—	—	(0.18)	9.84	13.56	[3]	0.78		0.78		1.43		—	[6]	154
12-31-2009	7.24	0.13	[2]	1.63	1.76	(0.17)	—	—	(0.17)	8.83	24.47	[3]	0.78		0.78		1.69		1		150
12-31-2008	12.77	0.20	[2]	(5.46)	(5.26)	(0.27)	—	—	(0.27)	7.24	(41.20)[3]		0.75		0.75		1.74		—	[6]	176
12-31-2007	15.24	0.25	[2]	(0.96)	(0.71)	(0.31)	(1.45)	—	(1.76)	12.77	(5.13)[3]		0.74		0.74		1.72		1		159
SERIES II
06-30-2012[1]	9.98	0.06	[2]	0.82	0.88	—	—	—	—	10.86	8.82	[3,4]	0.96	[5]	0.96	[5]	1.14	[5]	13		14
12-31-2011	9.90	0.13	[2]	0.03	0.16	(0.08)	—	—	(0.08)	9.98	1.63	[3]	0.98		0.98		1.33		13		108
12-31-2010	8.90	0.13	[2]	1.03	1.16	(0.16)	—	—	(0.16)	9.90	13.11	[3]	0.98		0.98		1.39		14		154
12-31-2009	7.28	0.11	[2]	1.66	1.77	(0.15)	—	—	(0.15)	8.90	24.50	[3]	0.98		0.98		1.50		14		150
12-31-2008	12.83	0.18	[2]	(5.49)	(5.31)	(0.24)	—	—	(0.24)	7.28	(41.36)[3]		0.95		0.95		1.65		13		176
12-31-2007	15.28	0.20	[2]	(0.95)	(0.75)	(0.25)	(1.45)	—	(1.70)	12.83	(5.33)[3]		0.94		0.94		1.34		27		159
SERIES NAV
06-30-2012[1]	9.91	0.07	[2]	0.81	0.88	—	—	—	—	10.79	8.88	[3,4]	0.71	[5]	0.71	[5]	1.38	[5]	443		14
12-31-2011	9.83	0.16	[2]	0.02	0.18	(0.10)	—	—	(0.10)	9.91	1.90	[3]	0.73		0.73		1.58		270		108
12-31-2010	8.83	0.14	[2]	1.05	1.19	(0.19)	—	—	(0.19)	9.83	13.51	[3]	0.73		0.73		1.60		189		154
12-31-2009	7.24	0.13	[2]	1.63	1.76	(0.17)	—	—	(0.17)	8.83	24.53	[3]	0.73		0.73		1.78		260		150
12-31-2008	12.77	0.21	[2]	(5.46)	(5.25)	(0.28)	—	—	(0.28)	7.24	(41.15)[3]		0.70		0.70		1.91		331		176
12-31-2007	15.25	0.25	[2]	(0.96)	(0.71)	(0.32)	(1.45)	—	(1.77)	12.77	(5.10)[3]		0.69		0.69		1.72		802		159
1. Six months ended 6-30-12. Unaudited. 2. Based on the average daily shares outstanding. 3. Total returns would have been lower had certain expenses not been reduced during the periods shown. 4. Not annualized. 5. Annualized. 6. Less than $500,000.

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Financial Highlights

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From capital paid-in ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)		Expenses before reductions and amounts recaptured (%)		Expenses including reductions and amounts recaptured (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)	Portfolio turnover (%)
Fundamental Value Trust
SERIES I
06-30-2012[1]	13.65	0.08	[2]	0.87	0.95	—	—	—	—	14.60	6.96	[3,4]	0.85	[5]	0.85	[5]	1.11	[5]	328	8
12-31-2011	14.31	0.13	[2]	(0.67)	(0.54)	(0.12)	—	—	(0.12)	13.65	(3.78)[3]		0.85		0.85		0.94		339	14
12-31-2010	12.79	0.11	[2]	1.56	1.67	(0.15)	—	—	(0.15)	14.31	13.10	[3]	0.85		0.85		0.87		429	16
12-31-2009	9.79	0.10	[2]	3.00	3.10	(0.10)	—	—	(0.10)	12.79	31.78	[3]	0.83		0.83		0.92		448	22	[6]
12-31-2008	16.50	0.13	[2]	(6.55)	(6.42)	(0.12)	(0.17)	—	(0.29)	9.79	(39.32)[3]		0.86		0.86		1.04		406	28	[6]
12-31-2007	16.82	0.19	[2]	0.47	0.66	(0.28)	(0.70)	—	(0.98)	16.50	4.04	[3]	0.85		0.85		1.13		177	8
SERIES II
06-30-2012[1]	13.63	0.07	[2]	0.86	0.93	—	—	—	—	14.56	6.82	[3,4]	1.05	[5]	1.05	[5]	0.91	[5]	266	8
12-31-2011	14.29	0.10	[2]	(0.67)	(0.57)	(0.09)	—	—	(0.09)	13.63	(3.99)[3]		1.05		1.05		0.74		272	14
12-31-2010	12.77	0.09	[2]	1.55	1.64	(0.12)	—	—	(0.12)	14.29	12.88	[3]	1.05		1.05		0.67		334	16
12-31-2009	9.77	0.08	[2]	3.00	3.08	(0.08)	—	—	(0.08)	12.77	31.59	[3]	1.03		1.03		0.71		344	22	[6]
12-31-2008	16.45	0.12	[2]	(6.55)	(6.43)	(0.08)	(0.17)	—	(0.25)	9.77	(39.46)[3]		1.06		1.06		0.84		282	28	[6]
12-31-2007	16.74	0.16	[2]	0.47	0.63	(0.22)	(0.70)	—	(0.92)	16.45	3.87	[3]	1.05		1.05		0.92		445	8
SERIES NAV
06-30-2012[1]	13.61	0.08	[2]	0.87	0.95	—	—	—	—	14.56	6.98	[3,4]	0.80	[5]	0.80	[5]	1.16	[5]	963	8
12-31-2011	14.27	0.14	[2]	(0.68)	(0.54)	(0.12)	—	—	(0.12)	13.61	(3.74)[3]		0.80		0.80		0.99		935	14
12-31-2010	12.75	0.12	[2]	1.56	1.68	(0.16)	—	—	(0.16)	14.27	13.20	[3]	0.80		0.80		0.92		990	16
12-31-2009	9.76	0.10	[2]	3.00	3.10	(0.11)	—	—	(0.11)	12.75	31.84	[3]	0.78		0.78		0.95		1,034	22	[6]
12-31-2008	16.45	0.15	[2]	(6.55)	(6.40)	(0.12)	(0.17)	—	(0.29)	9.76	(39.27)[3]		0.81		0.81		1.11		684	28	[6]
12-31-2007	16.78	0.20	[2]	0.46	0.66	(0.29)	(0.70)	—	(0.99)	16.45	4.08	[3]	0.80		0.80		1.18		789	8
1. Six months ended 6-30-12. Unaudited. 2. Based on the average daily shares outstanding. 3. Total returns would have been lower had certain expenses not been reduced during the periods shown. 4. Not annualized. 5. Annualized. 6. Excludes merger activity.

Global Trust
SERIES I
06-30-2012[1]	13.31	0.22	[2]	0.48	0.70	—	—	—	—	14.01	5.26	[3,4]	0.97	[5]	0.93	[5]	3.12	[5]	150	10
12-31-2011	14.48	0.31	[2]	(1.18)	(0.87)	(0.30)	—	—	(0.30)	13.31	(6.00)[3]		0.96		0.94		2.14		150	24
12-31-2010	13.64	0.22	[2]	0.84	1.06	(0.22)	—	—	(0.22)	14.48	7.76	[3]	0.96		0.94		1.64		178	8
12-31-2009	10.54	0.18	[2]	3.12	3.30	(0.20)	—	—	(0.20)	13.64	31.37	[3]	0.96		0.93		1.58		182	10
12-31-2008	17.91	0.33	[2]	(7.40)	(7.07)	(0.30)	—	—	(0.30)	10.54	(39.51)[3]		1.00		0.99		2.26		131	12
12-31-2007	19.20	0.26	[2]	(0.02)	0.24	(0.45)	(1.08)	—	(1.53)	17.91	1.28	[3,6]	0.97		0.96		1.35		303	40
SERIES II
06-30-2012[1]	13.27	0.20	[2]	0.49	0.69	—	—	—	—	13.96	5.20	[3,4]	1.17	[5]	1.13	[5]	2.92	[5]	29	10
12-31-2011	14.44	0.28	[2]	(1.18)	(0.90)	(0.27)	—	—	(0.27)	13.27	(6.22)[3]		1.16		1.14		1.94		29	24
12-31-2010	13.60	0.19	[2]	0.84	1.03	(0.19)	—	—	(0.19)	14.44	7.55	[3]	1.16		1.14		1.45		34	8
12-31-2009	10.51	0.16	[2]	3.10	3.26	(0.17)	—	—	(0.17)	13.60	31.10	[3]	1.16		1.13		1.41		36	10
12-31-2008	17.84	0.30	[2]	(7.37)	(7.07)	(0.26)	—	—	(0.26)	10.51	(39.64)[3]		1.20		1.19		2.04		31	12
12-31-2007	19.10	0.25	[2]	(0.05)	0.20	(0.38)	(1.08)	—	(1.46)	17.84	1.09	[3,6]	1.17		1.16		1.27		65	40
SERIES NAV
06-30-2012[1]	13.30	0.22	[2]	0.48	0.70	—	—	—	—	14.00	5.26	[3,4]	0.92	[5]	0.88	[5]	3.17	[5]	403	10
12-31-2011	14.47	0.32	[2]	(1.18)	(0.86)	(0.31)	—	—	(0.31)	13.30	(5.95)[3]		0.91		0.89		2.18		404	24
12-31-2010	13.63	0.23	[2]	0.83	1.06	(0.22)	—	—	(0.22)	14.47	7.83	[3]	0.91		0.89		1.69		472	8
12-31-2009	10.53	0.19	[2]	3.11	3.30	(0.20)	—	—	(0.20)	13.63	31.46	[3]	0.91		0.88		1.67		473	10
12-31-2008	17.90	0.32	[2]	(7.38)	(7.06)	(0.31)	—	—	(0.31)	10.53	(39.49)[3]		0.95		0.94		2.22		375	12
12-31-2007	19.20	0.21	[2]	0.04 [7]	0.25	(0.47)	(1.08)	—	(1.55)	17.90	1.32	[3,6]	0.92		0.91		1.12		384	40
1. Six months ended 6-30-12. Unaudited. 2. Based on the average daily shares outstanding. 3. Total returns would have been lower had certain expenses not been reduced during the periods shown. 4. Not annualized. 5. Annualized. 6. Payments from Affiliates increased the end of period net asset value per share and the total return by the following amounts:$0.03, $0.04 and less than $0.005 for Series I, Series II and Series NAV, respectively. The total returns excluding the payments from affiliates were 1.11%, 0.87% and 1.32% for Series I, Series II and Series NAV, respectively. 7. The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Financial Highlights

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from investment operations			Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)	Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From capital paid-in ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)		Expenses before reductions and amounts recaptured (%)		Expenses including reductions and amounts recaptured (%)		Net investment income (loss) (%)	Net assets, end of period (in millions)		Portfolio turnover (%)
Global Diversification Trust
SERIES I
06-30-2012[1]	9.56	0.01 [2,3]	0.58	0.59	—	—	—	—	10.15	6.17	[4,5]	0.67	[6,7]	0.61	[6,7]	0.05 [2,5]	10		26
12-31-2011	10.43	0.20 [2,3]	(0.88)	(0.68)	(0.19)	—	—	(0.19)	9.56	(6.49)[4]		0.67	[6]	0.67	[6]	1.93 [2]	8		4
12-31-2010	9.44	0.38 [2,3]	0.81	1.19	(0.20)	—	—	(0.20)	10.43	12.57	[4]	0.67	[6]	0.66	[6]	3.93 [2]	6		6
12-31-2009	7.04	0.32 [2,3]	2.24	2.56	(0.16)	—	—	(0.16)	9.44	36.32	[4]	0.67	[6]	0.63	[6]	3.58 [2]	1		5
12-31-2008	11.88	0.23 [2,3]	(4.38)	(4.15)	(0.24)	(0.45)	—	(0.69)	7.04	(34.72)[4]		0.69	[6]	0.64	[6]	2.31 [2]	—	[8]	6
12-31-2007[9]	12.50	0.27 [2,3]	(0.67)	(0.40)	(0.22)	—	—	(0.22)	11.88	(3.17)[4,5]		2.85	[6,7]	0.93	[6,7]	13.38 [2,7]	—	[8]	—
SERIES II
06-30-2012[1]	9.57	(0.01)[2,3]	0.59	0.58	—	—	—	—	10.15	6.06	[4,5]	0.82	[6,7]	0.76	[6,7]	(0.05)[2,5]	735		26
12-31-2011	10.43	0.17 [2,3]	(0.85)	(0.68)	(0.18)	—	—	(0.18)	9.57	(6.54)[4]		0.82	[6]	0.82	[6]	1.61 [2]	740		4
12-31-2010	9.45	0.17 [2,3]	0.99	1.16	(0.18)	—	—	(0.18)	10.43	12.30	[4]	0.82	[6]	0.81	[6]	1.80 [2]	890		6
12-31-2009	7.04	0.14 [2,3]	2.42	2.56	(0.15)	—	—	(0.15)	9.45	36.29	[4]	0.82	[6]	0.78	[6]	1.73 [2]	861		5
12-31-2008	11.88	0.35 [2,3]	(4.51)	(4.16)	(0.23)	(0.45)	—	(0.68)	7.04	(34.85)[4]		0.84	[6]	0.79	[6]	3.69 [2]	542		6
12-31-2007[9]	12.50	0.49 [2,3]	(0.89)	(0.40)	(0.22)	—	—	(0.22)	11.88	(3.19)[4,5]		1.03	[6,7]	0.98	[6,7]	24.24 [2,7]	108		—
1. Six months ended 6-30-12. Unaudited. 2. Recognition of net investment income by the Portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the Portfolio invests. 3. Based on the average daily shares outstanding. 4. Total returns would have been lower had certain expenses not been reduced during the periods shown. 5. Not annualized. 6. Ratios do not include expense indirectly incurred from underlying funds whose expense ratios can vary between 0.47% – 0.78%, 0.38% – 0.80%, 0.29% – 0.80%, 0.29% – 0.82%, 0.25% – 0.73% and 0.33% – 0.89%, based on the mix of underlying funds held by the portfolio for the periods ended 6-30-12, 12-31-11, 12-31-10, 12-31-09, 12-31-08 and 12-31-07, respectively. 7. Annualized. 8. Less than $500,000. 9. The inception date for Series I, Series II and Series III shares is 10-31-07.

Growth Equity Trust
SERIES NAV
06-30-2012[1]	11.04	0.01 [2]	1.14	1.15	—	—	—	—	12.19	10.42	[3,4]	0.79	[5]	0.79	[5]	0.09 [5]	447		43
12-31-2011	11.50	— [2,6]	(0.44)	(0.44)	(0.02)	—	—	(0.02)	11.04	(3.86)[3]		0.79		0.79		0.04	429		90
12-31-2010	9.85	0.03 [2]	1.65	1.68	(0.03)	—	—	(0.03)	11.50	17.07	[3]	0.79		0.79		0.26	461		86
12-31-2009	7.45	0.03 [2]	2.40	2.43	(0.03)	—	—	(0.03)	9.85	32.59	[3]	0.79		0.79		0.35	550		109
12-31-2008[7]	12.50	0.02 [2]	(5.06)	(5.04)	(0.01)	—	—	(0.01)	7.45	(40.36)[3,4]		0.80	[5]	0.80	[5]	0.23 [5]	299		74
1. Six months ended 6-30-12. Unaudited. 2. Based on the average daily shares outstanding. 3. Total returns would have been lower had certain expenses not been reduced during the periods shown. 4. Not annualized. 5. Annualized. 6. Less than $0.005 per share. 7. The inception date for Class NAV shares is 4-28-08.

Health Sciences Trust
SERIES I
06-30-2012[1]	16.98	(0.04)[2]	4.26	4.22	—	—	—	—	21.20	24.85	[3,4]	1.18	[5]	1.12	[5]	(0.44)[5]	68		16
12-31-2011	15.55	(0.10)[2]	1.73	1.63	—	(0.20)	—	(0.20)	16.98	10.57	[3]	1.18		1.13		(0.59)	56		39
12-31-2010	13.44	(0.05)[2,6]	2.16	2.11	—	—	—	—	15.55	15.70	[3]	1.17		1.12		(0.37)[6]	53		38
12-31-2009	10.35	(0.05)[2]	3.29	3.24	—	(0.15)	—	(0.15)	13.44	31.81	[3]	1.19		1.14		(0.48)	55		35
12-31-2008	15.10	(0.07)[2]	(4.37)	(4.44)	—	(0.31)	—	(0.31)	10.35	(29.90)[3]		1.22		1.17		(0.58)	91		51
12-31-2007	15.71	(0.08)[2,7]	2.67	2.59	—	(3.20)	—	(3.20)	15.10	17.67	[3,8]	1.19		1.14		(0.52)[7]	143		50
SERIES II
06-30-2012[1]	16.60	(0.06)[2]	4.16	4.10	—	—	—	—	20.70	24.70	[3,4]	1.38	[5]	1.32	[5]	(0.64)[5]	69		16
12-31-2011	15.23	(0.13)[2]	1.70	1.57	—	(0.20)	—	(0.20)	16.60	10.39	[3]	1.38		1.33		(0.80)	57		39
12-31-2010	13.19	(0.08)[2,6]	2.12	2.04	—	—	—	—	15.23	15.47	[3]	1.37		1.32		(0.56)[6]	58		38
12-31-2009	10.18	(0.08)[2]	3.24	3.16	—	(0.15)	—	(0.15)	13.19	31.55	[3]	1.39		1.34		(0.69)	54		35
12-31-2008	14.89	(0.10)[2]	(4.30)	(4.40)	—	(0.31)	—	(0.31)	10.18	(30.06)[3]		1.42		1.37		(0.77)	48		51
12-31-2007	15.56	(0.11)[2,7]	2.64	2.53	—	(3.20)	—	(3.20)	14.89	17.44	[3,8]	1.39		1.34		(0.72)[7]	81		50
SERIES NAV
06-30-2012[1]	17.05	(0.04)[2]	4.28	4.24	—	—	—	—	21.29	24.87	[3,4]	1.13	[5]	1.07	[5]	(0.38)[5]	46		16
12-31-2011	15.60	(0.09)[2]	1.74	1.65	—	(0.20)	—	(0.20)	17.05	10.66	[3]	1.13		1.08		(0.54)	34		39
12-31-2010	13.47	(0.04)[2,6]	2.17	2.13	—	—	—	—	15.60	15.81	[3]	1.12		1.07		(0.31)[6]	28		38
12-31-2009	10.37	(0.05)[2]	3.30	3.25	—	(0.15)	—	(0.15)	13.47	31.85	[3]	1.14		1.09		(0.45)	26		35
12-31-2008	15.12	(0.07)[2]	(4.37)	(4.44)	—	(0.31)	—	(0.31)	10.37	(29.86)[3]		1.17		1.12		(0.53)	21		51
12-31-2007	15.72	(0.08)[2,7]	2.68	2.60	—	(3.20)	—	(3.20)	15.12	17.73	[3,8]	1.14		1.09		(0.48)[7]	34		50
1. Six months ended 6-30-12. Unaudited. 2. Based on the average daily shares outstanding. 3. Total returns would have been lower had certain expenses not been reduced during the periods shown. 4. Not annualized. 5. Annualized. 6. Net investment income per share and the percentage of average net assets reflects special dividends received by the Portfolio, which amounted to $0.08 and 0.60%, respectively. 7. Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflects special dividends received by the Portfolio which amounted to the following amounts: $0.03, $0.03 and $0.02 for Series I, Series II and Series NAV, respectively, and percentage of average net assets was 0.18%, 0.18% and 0.17% for Series I, Series II and Series NAV, respectively. 8. Payments from Affiliates increased the end of period net asset value per share and the total return by the following amounts: $0.01, $0.01 and less than $0.005 for Series I, Series II and Series NAV, respectively. The total returns excluding the payment from affiliates was 17.60%, 17.37% and 17.73% for Series I, Series II and Series NAV, respectively.

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Financial Highlights

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From capital paid-in ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)		Expenses before reductions and amounts recaptured (%)		Expenses including reductions and amounts recaptured (%)		Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Heritage Trust
SERIES NAV
06-30-2012[1]	10.75	(0.01)[2]		1.34	1.33	—	—	—	—	12.08	12.37	[3,4]	0.92	[5]	0.92	[5]	(0.25)[5]	134	43
12-31-2011	13.21	(0.03)[2]		(0.86)	(0.89)	—	(1.57)	—	(1.57)	10.75	(6.54)[3]		0.92		0.92		(0.25)	128	99
12-31-2010	10.37	(0.03)[2]		2.87	2.84	—	—	—	—	13.21	27.39	[3]	0.92		0.92		(0.26)	141	174
12-31-2009	8.83	(0.03)[2]		1.88	1.85	—	(0.31)	—	(0.31)	10.37	21.64	[3]	0.96		0.96		(0.32)	134	175
12-31-2008	17.81	(0.07)[2]		(8.44)	(8.51)	—	(0.47)	—	(0.47)	8.83	(48.88)[3]		1.03		1.02		(0.50)	46	205
12-31-2007	14.26	(0.08)[2]		5.54	5.46	—	(1.91)	—	(1.91)	17.81	38.44	[3]	0.96		0.96		(0.49)	158	121
1. Six months ended 6-30-12. Unaudited. 2. Based on the average daily shares outstanding. 3. Total returns would have been lower had certain expenses not been reduced during the periods shown. 4. Not annualized. 5. Annualized.

International Core Trust
SERIES I
06-30-2012[1]	8.60	0.18	[2]	(0.05)	0.13	—	—	—	—	8.73	1.51	[3,4]	1.07	[5]	1.07	[5]	4.11 [5]	43	20
12-31-2011	9.77	0.26	[2]	(1.20)	(0.94)	(0.23)	—	—	(0.23)	8.60	(9.57)[3]		1.07		1.07		2.67	47	39
12-31-2010	9.08	0.16	[2]	0.71	0.87	(0.18)	—	—	(0.18)	9.77	9.58	[3]	1.07		1.07		1.76	60	43
12-31-2009	8.12	0.18	[2]	1.22	1.40	(0.20)	(0.24)	—	(0.44)	9.08	18.64	[3]	1.04		1.04		2.17	64	43
12-31-2008	14.39	0.30	[2]	(5.79)	(5.49)	(0.62)	(0.16)	—	(0.78)	8.12	(38.62)[3]		1.11		1.11		2.52	64	63
12-31-2007	15.16	0.32	[2]	1.33	1.65	(0.35)	(2.07)	—	(2.42)	14.39	11.49	[3,6]	1.07		1.07		2.07	129	39
SERIES II
06-30-2012[1]	8.67	0.17	[2]	(0.05)	0.12	—	—	—	—	8.79	1.38	[3,4]	1.27	[5]	1.27	[5]	3.90 [5]	20	20
12-31-2011	9.85	0.24	[2]	(1.21)	(0.97)	(0.21)	—	—	(0.21)	8.67	(9.80)[3]		1.27		1.27		2.48	22	39
12-31-2010	9.15	0.14	[2]	0.72	0.86	(0.16)	—	—	(0.16)	9.85	9.38	[3]	1.27		1.27		1.56	28	43
12-31-2009	8.18	0.16	[2]	1.23	1.39	(0.18)	(0.24)	—	(0.42)	9.15	18.38	[3]	1.24		1.24		1.93	28	43
12-31-2008	14.46	0.27	[2]	(5.80)	(5.53)	(0.59)	(0.16)	—	(0.75)	8.18	(38.70)[3]		1.31		1.31		2.32	26	63
12-31-2007	15.21	0.29	[2]	1.33	1.62	(0.30)	(2.07)	—	(2.37)	14.46	11.21	[3,6]	1.27		1.27		1.85	53	39
SERIES NAV
06-30-2012[1]	8.57	0.19	[2]	(0.06)	0.13	—	—	—	—	8.70	1.52	[3,4]	1.02	[5]	1.02	[5]	4.23 [5]	614	20
12-31-2011	9.74	0.27	[2]	(1.20)	(0.93)	(0.24)	—	—	(0.24)	8.57	(9.56)[3]		1.02		1.02		2.74	570	39
12-31-2010	9.05	0.16	[2]	0.71	0.87	(0.18)	—	—	(0.18)	9.74	9.67	[3]	1.02		1.02		1.80	769	43
12-31-2009	8.10	0.18	[2]	1.22	1.40	(0.21)	(0.24)	—	(0.45)	9.05	18.62	[3]	0.99		0.99		2.18	690	43
12-31-2008	14.36	0.31	[2]	(5.78)	(5.47)	(0.63)	(0.16)	—	(0.79)	8.10	(38.58)[3]		1.06		1.06		2.65	627	63
12-31-2007	15.14	0.32	[2]	1.34	1.66	(0.37)	(2.07)	—	(2.44)	14.36	11.54	[3,6]	1.02		1.02		2.06	1,487	39
1. Six months ended 6-30-12. Unaudited. 2. Based on the average daily shares outstanding. 3. Total returns would have been lower had certain expenses not been reduced during the periods shown. 4. Not annualized. 5. Annualized. 6. Payments from affiliates increased the end of period net asset value per share by the following amount: $0.01, less than $0.005 and $0.01 for Series I, Series II and Series NAV, respectively. The total returns excluding the payments from affiliates were 11.42%, 11.21% and 11.46% for Series I, Series II and Series NAV, respectively.

International Growth Stock Trust
SERIES NAV
06-30-2012[1]	12.48	0.15	[2]	0.43	0.58	—	—	—	—	13.06	4.65	[3,4]	0.96	[5]	0.96	[5]	2.35 [5]	275	12
12-31-2011	13.64	0.21	[2]	(1.18)	(0.97)	(0.16)	(0.03)	—	(0.19)	12.48	(7.12)[3]		0.98		0.98		1.60	227	27
12-31-2010[6]	12.50	—	[2,7]	1.14	1.14	—	—	—	—	13.64	9.12	[3,4]	1.05	[5]	1.05	[5]	0.02 [5]	157	8
1. Six months ended 6-30-12. Unaudited. 2. Based on the average daily shares outstanding. 3. Total returns would have been lower had certain expenses not been reduced during the periods shown. 4. Not annualized. 5. Annualized. 6. The inception date for Series NAV shares is 9-16-10. 7. Less than $0.005 per share.

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Financial Highlights

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From capital paid-in ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)		Expenses before reductions and amounts recaptured (%)		Expenses including reductions and amounts recaptured (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)	Portfolio turnover (%)
International Opportunities Trust
SERIES I
06-30-2012[1]	10.49	0.08	[2]	0.40	0.48	—	—	—	—	10.97	4.58	[3,4]	1.02	[5]	1.02	[5]	1.34	[5]	3	35
12-31-2011	12.58	0.07	[2]	(2.07)	(2.00)	(0.09)	—	—	(0.09)	10.49	(15.92)[3]		1.01		1.01		0.62		3	105
12-31-2010	11.23	0.09	[2]	1.43	1.52	(0.17)	—	—	(0.17)	12.58	13.58	[3]	1.01		1.01		0.78		5	123
12-31-2009	8.24	0.08	[2]	3.01	3.09	(0.10)	—	—	(0.10)	11.23	37.55	[3]	0.98		0.98		0.78		5	119
12-31-2008	17.66	0.20	[2]	(8.83)	(8.63)	(0.17)	(0.62)	—	(0.79)	8.24	(50.56)[3]		1.08		1.07		1.51		4	128
12-31-2007	18.15	0.23	[2]	3.10	3.33	(0.29)	(3.53)	—	(3.82)	17.66	20.10	[3]	1.04		1.04		1.22		10	122
SERIES II
06-30-2012[1]	10.51	0.07	[2]	0.40	0.47	—	—	—	—	10.98	4.47	[3,4]	1.22	[5]	1.22	[5]	1.22	[5]	24	35
12-31-2011	12.63	0.05	[2]	(2.09)	(2.04)	(0.08)	—	—	(0.08)	10.51	(16.13)[3]		1.21		1.21		0.41		26	105
12-31-2010	11.27	0.07	[2]	1.43	1.50	(0.14)	—	—	(0.14)	12.63	13.39	[3]	1.21		1.21		0.63		39	123
12-31-2009	8.27	0.06	[2]	3.02	3.08	(0.08)	—	—	(0.08)	11.27	37.27	[3]	1.18		1.18		0.66		39	119
12-31-2008	17.69	0.16	[2]	(8.82)	(8.66)	(0.14)	(0.62)	—	(0.76)	8.27	(50.66)[3]		1.28		1.27		1.14		32	128
12-31-2007	18.17	0.23	[2]	3.05	3.28	(0.23)	(3.53)	—	(3.76)	17.69	19.77	[3]	1.24		1.24		1.24		84	122
SERIES NAV
06-30-2012[1]	10.49	0.08	[2]	0.40	0.48	—	—	—	—	10.97	4.58	[3,4]	0.97	[5]	0.97	[5]	1.44	[5]	364	35
12-31-2011	12.58	0.08	[2]	(2.08)	(2.00)	(0.09)	—	—	(0.09)	10.49	(15.91)[3]		0.96		0.96		0.66		378	105
12-31-2010	11.22	0.10	[2]	1.43	1.53	(0.17)	—	—	(0.17)	12.58	13.75	[3]	0.96		0.96		0.93		445	123
12-31-2009	8.24	0.09	[2]	3.00	3.09	(0.11)	—	—	(0.11)	11.22	37.50	[3]	0.93		0.93		0.94		538	119
12-31-2008	17.66	0.18	[2]	(8.80)	(8.62)	(0.18)	(0.62)	—	(0.80)	8.24	(50.51)[3]		1.03		1.02		1.36		474	128
12-31-2007	18.17	0.26	[2]	3.07	3.33	(0.31)	(3.53)	—	(3.84)	17.66	20.10	[3]	0.99		0.99		1.43		870	122
1. Six months ended 6-30-12. Unaudited. 2. Based on the average daily shares outstanding. 3. Total returns would have been lower had certain expenses not been reduced during the periods shown. 4. Not annualized. 5. Annualized.

International Small Company Trust
SERIES I
06-30-2012[1]	8.63	0.13	[2]	0.27	0.40	—	—	—	—	9.03	4.63	[3,4]	1.20	[5]	0.92	[5]	2.77	[5]	39	2
12-31-2011	10.50	0.18	[2]	(1.88)	(1.70)	(0.17)	—	—	(0.17)	8.63	(16.23)[3]		1.16		1.04		1.74		41	11
12-31-2010	8.78	0.09	[2]	1.89	1.98	(0.26)	—	—	(0.26)	10.50	22.70	[3]	1.15		1.15		1.03		62	13
12-31-2009[6]	9.00	—	[2,7]	(0.15)	(0.15)	(0.07)	—	—	(0.07)	8.78	(1.66)[3,4]		1.11	[5]	1.11	[5]	(0.12)[5]		65	133	[8]
SERIES II
06-30-2012[1]	8.63	0.12	[2]	0.27	0.39	—	—	—	—	9.02	4.52	[3,4]	1.40	[5]	1.12	[5]	2.58	[5]	25	2
12-31-2011	10.50	0.16	[2]	(1.88)	(1.72)	(0.15)	—	—	(0.15)	8.63	(16.42)[3]		1.36		1.24		1.55		26	11
12-31-2010	8.78	0.08	[2]	1.88	1.96	(0.24)	—	—	(0.24)	10.50	22.45	[3]	1.35		1.35		0.82		36	13
12-31-2009[6]	9.00	—	[2,7]	(0.15)	(0.15)	(0.07)	—	—	(0.07)	8.78	(1.66)[3,4]		1.31	[5]	1.31	[5]	(0.33)[5]		34	133	[8]
SERIES NAV
06-30-2012[1]	8.63	0.13	[2]	0.26	0.39	—	—	—	—	9.02	4.52	[3,4]	1.15	[5]	0.87	[5]	2.70	[5]	30	2
12-31-2011	10.50	0.18	[2]	(1.88)	(1.70)	(0.17)	—	—	(0.17)	8.63	(16.18)[3]		1.11		0.99		1.78		35	11
12-31-2010	8.79	0.06	[2]	1.91	1.97	(0.26)	—	—	(0.26)	10.50	22.63	[3]	1.10		1.10		0.64		32	13
12-31-2009	6.53	0.09	[2]	2.38	2.47	(0.09)	(0.12)	—	(0.21)	8.79	39.44	[3]	1.06		1.06		1.20		131	133	[8]
12-31-2008	12.18	0.18	[2]	(5.71)	(5.53)	(0.12)	—	—	(0.12)	6.53	(45.35)[3]		1.11		1.11		1.89		238	10
12-31-2007	13.24	0.15	[2]	0.52	0.67	(0.22)	(1.51)	—	(1.73)	12.18	5.43	[3]	1.11		1.10		1.08		227	29
1. Six months ended 6-30-12. Unaudited. 2. Based on the average daily shares outstanding. 3. Total returns would have been lower had certain expenses not been reduced during the periods shown. 4. Not annualized. 5. Annualized. 6. The inception date for Series I and Series II shares is 11-16-09. 7. Less than ($0.005) per share. 8. Excludes merger activity.

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Financial Highlights

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From capital paid-in ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)		Expenses before reductions and amounts recaptured (%)		Expenses including reductions and amounts recaptured (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)	Portfolio turnover (%)
International Value Trust
SERIES I
06-30-2012[1]	10.25	0.22	[2]	(0.14)	0.08	—	—	—	—	10.33	0.78	[3,4]	0.98	[5]	0.89	[5]	4.19	[5]	106	9
12-31-2011	12.10	0.33	[2]	(1.88)	(1.55)	(0.30)	—	—	(0.30)	10.25	(12.85)[3]		0.97		0.93		2.76		116	32
12-31-2010	11.42	0.24	[2]	0.67	0.91	(0.23)	—	—	(0.23)	12.10	7.98	[3]	0.99		0.98		2.10		162	20	[6]
12-31-2009	9.06	0.22	[2]	2.83	3.05	(0.22)	(0.47)	—	(0.69)	11.42	35.77	[3]	0.94		0.93		2.26		175	25
12-31-2008	17.14	0.47	[2]	(7.61)	(7.14)	(0.50)	(0.44)	—	(0.94)	9.06	(42.67)[3]		1.04		1.02		3.47		165	18
12-31-2007	19.38	0.43	[2]	1.26	1.69	(0.84)	(3.09)	—	(3.93)	17.14	9.53	[3,7]	1.02		1.00		2.32		387	24
SERIES II
06-30-2012[1]	10.24	0.21	[2]	(0.15)	0.06	—	—	—	—	10.30	0.59	[3,4]	1.18	[5]	1.09	[5]	4.01	[5]	95	9
12-31-2011	12.08	0.31	[2]	(1.88)	(1.57)	(0.27)	—	—	(0.27)	10.24	(12.99)[3]		1.17		1.13		2.58		101	32
12-31-2010	11.40	0.21	[2]	0.67	0.88	(0.20)	—	—	(0.20)	12.08	7.77	[3]	1.19		1.18		1.91		134	20	[6]
12-31-2009	9.04	0.20	[2]	2.83	3.03	(0.20)	(0.47)	—	(0.67)	11.40	35.59	[3]	1.14		1.13		2.04		139	25
12-31-2008	17.09	0.44	[2]	(7.59)	(7.15)	(0.46)	(0.44)	—	(0.90)	9.04	(42.81)[3]		1.24		1.22		3.27		118	18
12-31-2007	19.30	0.39	[2]	1.26	1.65	(0.77)	(3.09)	—	(3.86)	17.09	9.36	[3,7]	1.22		1.20		2.12		259	24
SERIES NAV
06-30-2012[1]	10.19	0.23	[2]	(0.16)	0.07	—	—	—	—	10.26	0.69	[3,4]	0.93	[5]	0.84	[5]	4.35	[5]	785	9
12-31-2011	12.03	0.32	[2]	(1.86)	(1.54)	(0.30)	—	—	(0.30)	10.19	(12.79)[3]		0.92		0.88		2.71		744	32
12-31-2010	11.36	0.24	[2]	0.66	0.90	(0.23)	—	—	(0.23)	12.03	8.00	[3]	0.94		0.93		2.19		750	20	[6]
12-31-2009	9.01	0.21	[2]	2.83	3.04	(0.22)	(0.47)	—	(0.69)	11.36	35.94	[3]	0.89		0.88		2.22		536	25
12-31-2008	17.06	0.47	[2]	(7.58)	(7.11)	(0.50)	(0.44)	—	(0.94)	9.01	(42.64)[3]		0.99		0.97		3.49		582	18
12-31-2007	19.31	0.43	[2]	1.26	1.69	(0.85)	(3.09)	—	(3.94)	17.06	9.61	[3,7]	0.97		0.95		2.32		1,103	24
1. Six months ended 6-30-12. Unaudited. 2. Based on the average daily shares outstanding. 3. Total returns would have been lower had certain expenses not been reduced during the periods shown. 4. Not annualized. 5. Annualized. 6. Excludes merger activity. 7. Payments from affiliates increased the end of period net asset value per share by the following amount: $0.01 for Series I, Series II and Series NAV. The total returns excluding the payments from affiliates were 9.46%, 9.29% and 9.54% for Series I, Series II and Series NAV, respectively.

Lifestyle Balanced PS Series
SERIES II
06-30-2012[1]	11.80	(0.02)[3,4]		0.65	0.63	—	—	—	—	12.43	5.34	[5,6]	0.38	[7,8]	0.40	[7,8]	(0.20)[4,6]		125	1
12-31-2011[2]	12.50	0.25	[3,4]	(0.82)[9]	(0.57)	(0.08)	(0.05)	—	(0.13)	11.80	(4.57)[5,6]		0.69	[7,8]	0.40	[7,8]	3.12	[4,8]	71	1
1. Six months ended 6-30-12. Unaudited. 2. The inception date for Series II shares is 4-29-11. 3. Based on the average daily shares outstanding. 4. Recognition of net investment income by the Portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the Portfolio invests. 5. Total returns would have been lower had certain expenses not been reduced during the periods shown. 6. Not annualized. 7. Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolio was 0.71% – 1.10% and 0.73%% – 1.10% for the periods ended 6-30-12 and 12-31-11, respectively. 8. Annualized. 9. The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

Lifestyle Conservative PS Series
SERIES II
06-30-2012[1]	12.36	(0.03)[2,3]		0.52	0.49	—	—	—	—	12.85	3.96	[4,5]	0.48	[6,7]	0.40	[6,7]	(0.20)[3,5]		45	4
12-31-2011[8]	12.50	0.30	[2,3]	(0.27)[9]	0.03	(0.11)	(0.06)	—	(0.17)	12.36	0.27	[4,5]	1.11	[6,7]	0.40	[6,7]	3.53	[3,7]	29	4
1. Six months ended 6-30-12. Unaudited. 2. Based on the average daily shares outstanding. 3. Recognition of net investment income by the Portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the Portfolio invests. 4. Total returns would have been lower had certain expenses not been reduced during the periods shown. 5. Not annualized. 6. Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Fund. The range of expense ratios of the underlying funds held by the Fund was 0.71% – 1.10% and 0.73% – 1.10% for the periods ended 6-30-12 and 12-31-11, respectively. 7. Annualized. 8. The inception date for Series II shares is 4-29-11. 9. The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

Lifestyle Growth PS Series
SERIES II
06-30-2012[1]	11.44	(0.02)[2,3]		0.73	0.71	—	—	—	—	12.15	6.21	[4,5]	0.37	[6,7]	0.40	[6,7]	(0.20)[3,4]		136	8
12-31-2011[8]	12.50	0.19	[2,3]	(1.15)[9]	(0.96)	(0.07)	(0.03)	—	(0.10)	11.44	(7.66)[4,5]		0.58	[6,7]	0.40	[6,7]	2.46	[3,7]	94	8
1. Six months ended 6-30-12. Unaudited. 2. Based on the average daily shares outstanding. 3. Recognition of net investment income by the Portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the Portfolio invests. 4. Not annualized. 5. Total returns would have been lower had certain expenses not been reduced during the periods shown. 6. Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolio was as follows: 0.71% – 1.10% and 0.73% – 1.10% for the periods ended 6-30-12 and 12-31-11, respectively. 7. Annualized. 8. The inception date for Series II shares is 4-29-11. 9. The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Financial Highlights

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from investment operations			Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)	Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From capital paid-in ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)		Expenses before reductions and amounts recaptured (%)		Expenses including reductions and amounts recaptured (%)		Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Lifestyle Moderate PS Series
SERIES II
06-30-2012[1]	12.04	(0.02)[2,3]	0.61 [4]	0.59	—	—	—	—	12.63	4.90	[5,6]	0.44	[7,8]	0.40	[7,8]	(0.20)[3,6]	61	1
12-31-2011[9]	12.50	0.25 [2,3]	(0.57)[4]	(0.32)	(0.09)	(0.05)	—	(0.14)	12.04	(2.54)[5,6]		0.97	[7,8]	0.40	[7]	3.03 [3,8]	36	—	[10]
1. Six months ended 6-30-12. Unaudited. 2. Based on the average daily shares outstanding. 3. Recognition of net investment income by the Portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the Portfolio invests. 4. The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund. 5. Total returns would have been lower had certain expenses not been reduced during the periods shown. 6. Not annualized. 7. Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolio was: 0.71% – 1.10% and 0.73% – 1.10% for the periods ended 6-30-12 and 12-31-11. 8. Annualized. 9. The inception date for Series II shares is 4-29-11. 10. Less than 1%.

Mid Cap Stock Trust
SERIES I
06-30-2012[1]	12.83	(0.02)[2]	1.80	1.78	—	—	—	—	14.61	13.87	[3,4]	0.92	[5]	0.92	[5]	(0.30)[5]	181	56
12-31-2011	14.13	(0.05)[2]	(1.25)	(1.30)	—	—	—	—	12.83	(9.20)[3]		0.93		0.93		(0.35)	175	107
12-31-2010	11.48	(0.03)[2]	2.68	2.65	— [6]	—	—	— [6]	14.13	23.08	[3]	0.93		0.93		(0.23)	221	115
12-31-2009	8.74	(0.01)[2]	2.75	2.74	—	—	—	—	11.48	31.35	[3]	0.94		0.94		(0.09)	203	175
12-31-2008	15.98	(0.02)[2]	(6.84)	(6.86)	—	(0.38)	—	(0.38)	8.74	(43.76)[3]		0.94		0.94		(0.12)	186	130	[7]
12-31-2007	16.97	(0.03)[2]	3.63	3.60	—	(4.59)	—	(4.59)	15.98	23.57	[3,8]	0.94		0.93		(0.20)	355	133
SERIES II
06-30-2012[1]	12.54	(0.04)[2]	1.77	1.73	—	—	—	—	14.27	13.80	[3,4]	1.12	[5]	1.12	[5]	(0.50)[5]	109	56
12-31-2011	13.84	(0.08)[2]	(1.22)	(1.30)	—	—	—	—	12.54	(9.39)[3]		1.13		1.13		(0.55)	105	107
12-31-2010	11.27	(0.05)[2]	2.62	2.57	—	—	—	—	13.84	22.80	[3]	1.13		1.13		(0.43)	135	115
12-31-2009	8.59	(0.03)[2]	2.71	2.68	—	—	—	—	11.27	31.20	[3]	1.14		1.14		(0.30)	124	175
12-31-2008	15.76	(0.04)[2]	(6.75)	(6.79)	—	(0.38)	—	(0.38)	8.59	(43.93)[3]		1.14		1.14		(0.32)	107	130	[7]
12-31-2007	16.82	(0.07)[2]	3.60	3.53	—	(4.59)	—	(4.59)	15.76	23.35	[3,8]	1.14		1.13		(0.40)	206	133
SERIES NAV
06-30-2012[1]	12.90	(0.02)[2]	1.81	1.79	—	—	—	—	14.69	13.88	[3,4]	0.87	[5]	0.87	[5]	(0.25)[5]	449	56
12-31-2011	14.19	(0.04)[2]	(1.25)	(1.29)	—	—	—	—	12.90	(9.09)[3]		0.88		0.88		(0.30)	414	107
12-31-2010	11.53	(0.02)[2]	2.68	2.66	— [6]	—	—	— [6]	14.19	23.07	[3]	0.88		0.88		(0.18)	466	115
12-31-2009	8.77	— [2,6]	2.76	2.76	—	—	—	—	11.53	31.47	[3]	0.89		0.89		(0.05)	440	175
12-31-2008	16.03	(0.01)[2]	(6.87)	(6.88)	—	(0.38)	—	(0.38)	8.77	(43.75)[3]		0.89		0.89		(0.07)	296	130	[7]
12-31-2007	17.01	(0.02)[2]	3.63	3.61	— [6]	(4.59)	—	(4.59)	16.03	23.59	[3,8]	0.89		0.88		(0.13)	702	133
1. Six months ended 6-30-12. Unaudited. 2. Based on the average daily shares outstanding. 3. Total returns would have been lower had certain expenses not been reduced during the periods shown. 4. Not annualized. 5. Annualized. 6. Less than ($0.005) per share. 7. Excludes merger activity. 8. Payments from Affiliates increased the end of period net asset value per share and the total return by the following amounts: $0.01 for Series I, Series II and Series NAV. The total returns excluding the payments from affiliates were 23.49%, 23.27% and 23.51% for Series I, Series II and Series NAV, respectively.

Mid Cap Value Equity Trust
SERIES NAV
06-30-2012[1]	11.08	0.07 [2]	0.77	0.84	—	—	—	—	11.92	7.58	[3,4]	0.94	[5]	0.94	[5]	1.17 [5]	133	25
12-31-2011	12.36	0.09 [2]	(1.15)	(1.06)	(0.08)	(0.14)	—	(0.22)	11.08	(8.49)[3]		0.94		0.94		0.77	130	63
12-31-2010	10.12	0.08 [2]	2.25	2.33	(0.09)	—	—	(0.09)	12.36	23.12	[3]	0.93		0.93		0.76	141	60
12-31-2009	7.48	0.12 [2]	2.82	2.94	(0.09)	(0.21)	—	(0.30)	10.12	40.42	[3]	0.95		0.95		1.39	136	34
12-31-2008	13.91	0.11 [2]	(6.13)	(6.02)	(0.12)	(0.29)	—	(0.41)	7.48	(44.21)[3]		1.01		1.01		0.92	47	51
12-31-2007	13.07	0.15 [2]	1.25	1.40	(0.18)	(0.38)	—	(0.56)	13.91	10.72	[3]	0.92		0.92		1.03	146	30
1. Six months ended 6-30-12. Unaudited. 2. Based on the average daily shares outstanding. 3. Total returns would have been lower had certain expenses not been reduced during the periods shown. 4. Not annualized. 5. Annualized.

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Financial Highlights

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From capital paid-in ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)		Expenses before reductions and amounts recaptured (%)		Expenses including reductions and amounts recaptured (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)	Portfolio turnover (%)
Mid Value Trust
SERIES I
06-30-2012[1]	10.50	0.05	[2]	0.77	0.82	—	—	—	—	11.32	7.81	[3,4]	1.04	[5]	0.99	[5]	0.89	[5]	279	18
12-31-2011	11.12	0.11	[2]	(0.65)	(0.54)	(0.08)	—	—	(0.08)	10.50	(4.83)[3]		1.04		1.00		0.96		271	54
12-31-2010	9.80	0.19	[2]	1.39	1.58	(0.22)	(0.04)	—	(0.26)	11.12	16.16	[3]	1.05		1.00		1.88		301	43
12-31-2009	6.74	0.06	[2]	3.05	3.11	(0.05)	—	—	(0.05)	9.80	46.21	[3]	1.06		1.02		0.76		260	62	[6]
12-31-2008	10.69	0.13	[2]	(3.77)	(3.64)	(0.11)	(0.20)	—	(0.31)	6.74	(34.72)[3]		1.13		1.08		1.56		33	85
12-31-2007	13.67	0.22	[2]	(0.11)	0.11	(0.28)	(2.81)	—	(3.09)	10.69	0.51	[3]	1.09		1.04		1.70		11	69
SERIES II
06-30-2012[1]	10.50	0.04	[2]	0.78	0.82	—	—	—	—	11.32	7.81	[3,4]	1.24	[5]	1.19	[5]	0.68	[5]	82	18
12-31-2011	11.12	0.08	[2]	(0.64)	(0.56)	(0.06)	—	—	(0.06)	10.50	(5.04)[3]		1.24		1.20		0.74		83	54
12-31-2010	9.81	0.17	[2]	1.37	1.54	(0.19)	(0.04)	—	(0.23)	11.12	15.79	[3]	1.25		1.20		1.65		106	43
12-31-2009	6.74	0.04	[2]	3.06	3.10	(0.03)	—	—	(0.03)	9.81	46.02	[3]	1.26		1.22		0.52		105	62	[6]
12-31-2008	10.68	0.08	[2]	(3.73)	(3.65)	(0.09)	(0.20)	—	(0.29)	6.74	(34.88)[3]		1.33		1.28		0.91		8	85
12-31-2007	13.64	0.21	[2]	(0.12)	0.09	(0.24)	(2.81)	—	(3.05)	10.68	0.31	[3]	1.29		1.24		1.60		16	69
SERIES NAV
06-30-2012[1]	10.47	0.05	[2]	0.77	0.82	—	—	—	—	11.29	7.83	[3,4]	0.99	[5]	0.94	[5]	0.94	[5]	382	18
12-31-2011	11.08	0.11	[2]	(0.63)	(0.52)	(0.09)	—	—	(0.09)	10.47	(4.71)[3]		0.99		0.95		1.02		370	54
12-31-2010	9.77	0.19	[2]	1.38	1.57	(0.22)	(0.04)	—	(0.26)	11.08	16.16	[3]	1.00		0.95		1.90		393	43
12-31-2009	6.72	0.07	[2]	3.04	3.11	(0.06)	—	—	(0.06)	9.77	46.27	[3]	1.01		0.97		0.88		375	62	[6]
12-31-2008	10.67	0.11	[2]	(3.74)	(3.63)	(0.12)	(0.20)	—	(0.32)	6.72	(34.74)[3]		1.08		1.03		1.16		75	85
12-31-2007	13.65	0.24	[2]	(0.11)	0.13	(0.30)	(2.81)	—	(3.11)	10.67	0.60	[3]	1.04		0.99		1.87		159	69
1. Six months ended 6-30-12. Unaudited. 2. Based on the average daily shares outstanding. 3. Total returns would have been lower had certain expenses not been reduced during the periods shown. 4. Not annualized. 5. Annualized. 6. Excludes merger activity.

Mutual Shares Trust
SERIES I
06-30-2012[1]	9.65	0.10	[2]	0.45	0.55	—	—	—	—	10.20	5.70	[3,4]	1.07	[5]	1.07	[5]	2.03	[5]	198	16
12-31-2011	9.84	0.18	[2]	(0.28)	(0.10)	(0.09)	—	—	(0.09)	9.65	(0.94)[3]		1.08		1.08		1.84		190	38
12-31-2010	9.05	0.26	[2,6]	0.78	1.04	(0.25)	—	—	(0.25)	9.84	11.52	[3]	1.08		1.08		2.76	[6]	173	30
12-31-2009	7.33	0.12	[2]	1.81	1.93	(0.21)	—	—	(0.21)	9.05	27.16	[3]	1.08		1.08		1.45		123	58
12-31-2008[7]	10.91	0.11	[2]	(3.60)	(3.49)	(0.09)	—	—	(0.09)	7.33	(31.98)[3,4]		1.13	[5]	1.11	[5]	1.38	[5]	18	44
SERIES NAV
06-30-2012[1]	9.65	0.10	[2]	0.46	0.56	—	—	—	—	10.21	5.80	[3,4]	1.02	[5]	1.02	[5]	2.08	[5]	414	16
12-31-2011	9.84	0.19	[2]	(0.28)	(0.09)	(0.10)	—	—	(0.10)	9.65	(0.89)[3]		1.03		1.03		1.89		415	38
12-31-2010	9.06	0.26	[2,6]	0.78	1.04	(0.26)	—	—	(0.26)	9.84	11.49	[3]	1.03		1.03		2.78	[6]	469	30
12-31-2009	7.33	0.13	[2]	1.81	1.94	(0.21)	—	—	(0.21)	9.06	27.31	[3]	1.03		1.03		1.72		468	58
12-31-2008	11.95	0.16	[2]	(4.69)	(4.53)	(0.09)	—	—	(0.09)	7.33	(37.86)[3]		1.07		1.06		1.67		373	44
12-31-2007[8]	12.50	0.12	[2]	(0.67)	(0.55)	—	—	—	—	11.95	(4.40)[3,4]		1.22	[5]	1.06	[5]	1.52	[5]	379	48
1. Six months ended 6-30-12. Unaudited. 2. Based on the average daily shares outstanding. 3. Total returns would have been lower had certain expenses not been reduced during the periods shown. 4. Not annualized. 5. Annualized. 6. Net investment income per share and the percentage of average net assets reflects special dividends received by the Portfolio, which amounted to $0.11 and 1.22%, respectively. 7. The inception date for Series I shares is 1-28-08. 8. The inception date for Series NAV shares is 5-1-07.

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Financial Highlights

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From capital paid-in ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)		Expenses before reductions and amounts recaptured (%)		Expenses including reductions and amounts recaptured (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)	Portfolio turnover (%)
Natural Resources Trust
SERIES I
06-30-2012[1]	10.12	0.05	[2]	(0.78)	(0.73)	—	—	—	—	9.39	(7.21)[3,4]		1.09	[5]	1.09	[5]	0.96	[5]	12	30
12-31-2011	12.77	0.09	[2]	(2.68)	(2.59)	(0.06)	—	—	(0.06)	10.12	(20.29)[3]		1.11		1.11		0.72		13	87
12-31-2010	11.15	0.06	[2]	1.63	1.69	(0.07)	—	—	(0.07)	12.77	15.21	[3]	1.08		1.08		0.52		18	82
12-31-2009	13.43	0.07	[2]	3.23	3.30	(0.13)	(5.45)	—	(5.58)	11.15	59.19	[3]	1.08		1.08		0.73		17	30
12-31-2008	28.81	0.16	[2]	(14.58)	(14.42)	(0.15)	(0.81)	—	(0.96)	13.43	(51.61)[3]		1.13		1.13		0.66		14	24
12-31-2007	31.83	0.17	[2]	11.67	11.84	(0.42)	(14.44)	—	(14.86)	28.81	40.68	[3,6]	1.13		1.13		0.47		35	35
SERIES II
06-30-2012[1]	10.01	0.04	[2]	(0.77)	(0.73)	—	—	—	—	9.28	(7.29)[3,4]		1.29	[5]	1.29	[5]	0.75	[5]	106	30
12-31-2011	12.62	0.06	[2]	(2.63)	(2.57)	(0.04)	—	—	(0.04)	10.01	(20.38)[3]		1.31		1.31		0.52		125	87
12-31-2010	11.03	0.03	[2]	1.61	1.64	(0.05)	—	—	(0.05)	12.62	14.87	[3]	1.28		1.28		0.32		191	82
12-31-2009	13.33	0.05	[2]	3.18	3.23	(0.08)	(5.45)	—	(5.53)	11.03	58.90	[3]	1.26		1.26		0.50		188	30
12-31-2008	28.54	0.11	[2]	(14.43)	(14.32)	(0.08)	(0.81)	—	(0.89)	13.33	(51.71)[3]		1.33		1.33		0.43		112	24
12-31-2007	31.59	0.09	[2]	11.60	11.69	(0.30)	(14.44)	—	(14.74)	28.54	40.44	[3,6]	1.33		1.33		0.27		302	35
SERIES NAV
06-30-2012[1]	9.95	0.05	[2]	(0.76)	(0.71)	—	—	—	—	9.24	(7.14)[3,4]		1.04	[5]	1.04	[5]	1.01	[5]	63	30
12-31-2011	12.56	0.09	[2]	(2.64)	(2.55)	(0.06)	—	—	(0.06)	9.95	(20.27)[3]		1.06		1.06		0.78		68	87
12-31-2010	10.97	0.06	[2]	1.61	1.67	(0.08)	—	—	(0.08)	12.56	15.25	[3]	1.03		1.03		0.57		80	82
12-31-2009	13.33	0.06	[2]	3.17	3.23	(0.14)	(5.45)	—	(5.59)	10.97	59.22	[3]	1.09		1.09		0.62		73	30
12-31-2008	28.63	0.17	[2]	(14.49)	(14.32)	(0.17)	(0.81)	—	(0.98)	13.33	(51.60)[3]		1.08		1.08		0.71		244	24
12-31-2007	31.70	0.19	[2]	11.63	11.82	(0.45)	(14.44)	—	(14.89)	28.63	40.81	[3,6]	1.08		1.08		0.54		808	35
1. Six months ended 6-30-12. Unaudited. 2. Based on the average daily shares outstanding. 3. Total returns would have been lower had certain expenses not been reduced during the periods shown. 4. Not annualized. 5. Annualized. 6. Payments from Affiliates increased the end of period net asset value per share and the total return by the following amounts: less than $0.005 for Series I, Series II and Series NAV. The total returns excluding the payments from affiliates were 40.68%, 40.44% and 40.81% for Series I, Series II and Series NAV, respectively.

Real Estate Securities Trust
SERIES I
06-30-2012[1]	12.26	0.17	[2]	1.56	1.73	—	—	—	—	13.99	14.11	[3,4]	0.79	[5]	0.79	[5]	2.57	[5]	100	51
12-31-2011	11.37	0.14	[2]	0.93	1.07	(0.18)	—	—	(0.18)	12.26	9.46	[3]	0.79		0.79		1.17		97	86
12-31-2010	8.96	0.21	[2]	2.39	2.60	(0.19)	—	—	(0.19)	11.37	29.19	[3]	0.78		0.78		2.09		106	99
12-31-2009	7.10	0.22	[2]	1.88	2.10	(0.24)	—	—	(0.24)	8.96	30.17	[3]	0.79		0.79		3.17		94	113
12-31-2008	12.40	0.27	[2]	(5.03)	(4.76)	(0.38)	(0.16)	—	(0.54)	7.10	(39.42)[3]		0.80		0.80		2.45		89	84
12-31-2007	27.64	0.35	[2]	(3.13)	(2.78)	(0.63)	(11.83)	—	(12.46)	12.40	(15.61)[3]		0.78		0.78		1.68		188	77
SERIES II
06-30-2012[1]	12.28	0.16	[2]	1.56	1.72	—	—	—	—	14.00	14.01	[3,4]	0.99	[5]	0.99	[5]	2.38	[5]	80	51
12-31-2011	11.39	0.12	[2]	0.93	1.05	(0.16)	—	—	(0.16)	12.28	9.24	[3]	0.99		0.99		0.97		74	86
12-31-2010	8.98	0.19	[2]	2.39	2.58	(0.17)	—	—	(0.17)	11.39	28.87	[3]	0.98		0.98		1.90		82	99
12-31-2009	7.11	0.20	[2]	1.90	2.10	(0.23)	—	—	(0.23)	8.98	30.04	[3]	0.99		0.99		2.93		71	113
12-31-2008	12.40	0.25	[2]	(5.03)	(4.78)	(0.35)	(0.16)	—	(0.51)	7.11	(39.58)[3]		1.00		1.00		2.26		61	84
12-31-2007	27.59	0.32	[2]	(3.14)	(2.82)	(0.54)	(11.83)	—	(12.37)	12.40	(15.77)[3]		0.98		0.98		1.55		123	77
SERIES NAV
06-30-2012[1]	12.19	0.17	[2]	1.56	1.73	—	—	—	—	13.92	14.19	[3,4]	0.74	[5]	0.74	[5]	2.63	[5]	237	51
12-31-2011	11.30	0.15	[2]	0.93	1.08	(0.19)	—	—	(0.19)	12.19	9.58	[3]	0.74		0.74		1.24		214	86
12-31-2010	8.91	0.22	[2]	2.37	2.59	(0.20)	—	—	(0.20)	11.30	29.20	[3]	0.73		0.73		2.14		211	99
12-31-2009	7.06	0.22	[2]	1.88	2.10	(0.25)	—	—	(0.25)	8.91	30.26	[3]	0.74		0.74		3.21		177	113
12-31-2008	12.34	0.28	[2]	(5.01)	(4.73)	(0.39)	(0.16)	—	(0.55)	7.06	(39.39)[3]		0.75		0.75		2.52		153	84
12-31-2007	27.58	0.37	[2]	(3.13)	(2.76)	(0.65)	(11.83)	—	(12.48)	12.34	(15.56)[3]		0.73		0.73		1.79		301	77
1. Six months ended 6-30-12. Unaudited. 2. Based on the average daily shares outstanding. 3. Total returns would have been lower had certain expenses not been reduced during the periods shown. 4. Not annualized. 5. Annualized.

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Financial Highlights

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from investment operations			Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)	Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From capital paid-in ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)		Expenses before reductions and amounts recaptured (%)		Expenses including reductions and amounts recaptured (%)		Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Science & Technology Trust
SERIES I
06-30-2012[1]	15.60	(0.02)[2]	1.17	1.15	—	—	—	—	16.75	7.37	[3,4]	1.16	[5]	1.12	[5]	(0.25)[5]	308	52
12-31-2011	16.91	(0.05)[2]	(1.26)	(1.31)	—	—	—	—	15.60	(7.75)[3]		1.16		1.13		(0.30)	299	115
12-31-2010	13.57	(0.06)[2]	3.40	3.34	—	—	—	—	16.91	24.61	[3]	1.16		1.13		(0.40)	370	117
12-31-2009	8.25	(0.01)[2]	5.33	5.32	—	—	—	—	13.57	64.48	[3]	1.15		1.12		(0.13)	321	128
12-31-2008	14.85	(0.03)[2]	(6.57)	(6.60)	—	—	—	—	8.25	(44.44)[3]		1.20		1.18		(0.21)	151	132
12-31-2007	12.42	(0.06)[2]	2.49	2.43	—	—	—	—	14.85	19.57	[3,6]	1.19		1.16		(0.40)	338	128
SERIES II
06-30-2012[1]	15.35	(0.04)[2]	1.16	1.12	—	—	—	—	16.47	7.30	[3,4]	1.36	[5]	1.32	[5]	(0.45)[5]	45	52
12-31-2011	16.68	(0.09)[2]	(1.24)	(1.33)	—	—	—	—	15.35	(7.97)[3]		1.36		1.33		(0.51)	45	115
12-31-2010	13.41	(0.08)[2]	3.35	3.27	—	—	—	—	16.68	24.38	[3]	1.36		1.33		(0.60)	61	117
12-31-2009	8.16	(0.04)[2]	5.29	5.25	—	—	—	—	13.41	64.34	[3]	1.35		1.32		(0.33)	57	128
12-31-2008	14.73	(0.05)[2]	(6.52)	(6.57)	—	—	—	—	8.16	(44.60)[3]		1.40		1.38		(0.41)	30	132
12-31-2007	12.35	(0.08)[2]	2.46	2.38	—	—	—	—	14.73	19.27	[3,6]	1.39		1.36		(0.60)	70	128
SERIES NAV
06-30-2012[1]	15.66	(0.02)[2]	1.18	1.16	—	—	—	—	16.82	7.41	[3,4]	1.11	[5]	1.07	[5]	(0.20)[5]	12	52
12-31-2011	16.97	(0.04)[2]	(1.27)	(1.31)	—	—	—	—	15.66	(7.72)[3]		1.11		1.08		(0.25)	10	115
12-31-2010	13.61	(0.05)[2]	3.41	3.36	—	—	—	—	16.97	24.69	[3]	1.11		1.08		(0.36)	12	117
12-31-2009	8.27	(0.01)[2]	5.35	5.34	—	—	—	—	13.61	64.57	[3]	1.10		1.07		(0.07)	7	128
12-31-2008	14.88	(0.02)[2]	(6.59)	(6.61)	—	—	—	—	8.27	(44.42)[3]		1.15		1.13		(0.16)	3	132
12-31-2007	12.44	(0.05)[2]	2.49	2.44	—	—	—	—	14.88	19.61	[3,6]	1.14		1.11		(0.34)	4	128
1. Six months ended 6-30-12. Unaudited. 2. Based on the average daily shares outstanding. 3. Total returns would have been lower had certain expenses not been reduced during the periods shown. 4. Not annualized. 5. Annualized. 6. Payments from Affiliates increased the end of period net asset value per share and the total return by the following amounts: $0.02, $0.01 and $0.01 for Series I, Series II and Series NAV, respectively. The total returns excluding the payments from affiliates were 19.40%, 19.19% and 19.53% for Series I, Series II and Series NAV, respectively.

Small Cap Growth Trust
SERIES I
06-30-2012[1]	9.18	(0.03)[2]	1.19	1.16	—	—	—	—	10.34	12.64	[3,4]	1.15	[5]	1.15	[5]	(0.64)[5]	90	72
12-31-2011	10.12	(0.06)[2]	(0.63)	(0.69)	—	(0.25)	—	(0.25)	9.18	(6.81)[3]		1.16		1.15		(0.62)	83	136
12-31-2010	8.29	(0.06)[2]	1.89	1.83	—	—	—	—	10.12	22.07	[3]	1.15		1.15		(0.69)	77	139
12-31-2009	6.16	(0.04)[2]	2.17	2.13	—	—	—	—	8.29	34.58	[3]	1.15		1.15		(0.54)	55	200
12-31-2008	10.33	(0.02)[2]	(4.05)	(4.07)	—	(0.10)	—	(0.10)	6.16	(39.68)[3]		1.19		1.19		(0.28)	31	191	[6]
12-31-2007	11.53	(0.02)[2]	1.46	1.44	—	(2.64)	—	(2.64)	10.33	13.99	[3,7]	1.18		1.17		(0.20)	29	104
SERIES II
06-30-2012[1]	9.03	(0.04)[2]	1.18	1.14	—	—	—	—	10.17	12.62	[3,4]	1.35	[5]	1.35	[5]	(0.84)[5]	34	72
12-31-2011	9.98	(0.08)[2]	(0.62)	(0.70)	—	(0.25)	—	(0.25)	9.03	(7.01)[3]		1.36		1.35		(0.82)	32	136
12-31-2010	8.20	(0.08)[2]	1.86	1.78	—	—	—	—	9.98	21.71	[3]	1.35		1.35		(0.89)	36	139
12-31-2009	6.10	(0.05)[2]	2.15	2.10	—	—	—	—	8.20	34.43	[3]	1.35		1.35		(0.74)	33	200
12-31-2008	10.25	(0.04)[2]	(4.01)	(4.05)	—	(0.10)	—	(0.10)	6.10	(39.80)[3]		1.39		1.39		(0.47)	27	191	[6]
12-31-2007	11.48	(0.05)[2]	1.46	1.41	—	(2.64)	—	(2.64)	10.25	13.77	[3,7]	1.38		1.37		(0.41)	40	104
SERIES NAV
06-30-2012[1]	9.21	(0.03)[2]	1.20	1.17	—	—	—	—	10.38	12.70	[3,4]	1.10	[5]	1.10	[5]	(0.59)[5]	282	72
12-31-2011	10.15	(0.06)[2]	(0.63)	(0.69)	—	(0.25)	—	(0.25)	9.21	(6.79)[3]		1.11		1.10		(0.58)	266	136
12-31-2010	8.31	(0.06)[2]	1.90	1.84	—	—	—	—	10.15	22.14	[3]	1.10		1.10		(0.64)	291	139
12-31-2009	6.18	(0.03)[2]	2.16	2.13	—	—	—	—	8.31	34.47	[3]	1.10		1.10		(0.49)	276	200
12-31-2008	10.34	(0.02)[2]	(4.04)	(4.06)	—	(0.10)	—	(0.10)	6.18	(39.54)[3]		1.14		1.14		(0.23)	181	191	[6]
12-31-2007	11.54	(0.02)[2]	1.46	1.44	—	(2.64)	—	(2.64)	10.34	13.98	[3,7]	1.13		1.12		(0.16)	245	104
1. Six months ended 6-30-12. Unaudited. 2. Based on the average daily shares outstanding. 3. Total returns would have been lower had certain expenses not been reduced during the periods shown. 4. Not annualized. 5. Annualized. 6. Excludes merger activity. 7. Payments from Affiliates increased the end of period net asset value per share and the total return by the following amounts: less than $0.005 for all Series. The total returns excluding the payments from affiliates were 13.99%, 13.77% and 13.98% for Series I, Series II and Series NAV, respectively.

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Financial Highlights

Per share operating performance for a share outstanding throughout the period														Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From capital paid-in ($)	Total distri- butions ($)	Net asset value, end of period ($)		Total return (%)		Expenses before reductions and amounts recaptured (%)		Expenses including reductions and amounts recaptured (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)	Portfolio turnover (%)
Small Cap Opportunities Trust
SERIES I
06-30-2012[1]	18.94	0.01	[2]	1.02	1.03	—	—	—	—	19.97		5.44	[3,4]	1.11	[5]	1.02	[5]	0.13	[5]	30	16
12-31-2011	19.58	—	[2,6]	(0.62)	(0.62)	(0.02)	—	—	(0.02)	18.94		(3.16)[4]		1.10		1.01		(0.02)		32	36
12-31-2010	15.10	0.02	[2]	4.46	4.48	—	—	—	—	19.58		29.67	[4]	1.10		1.02		0.11		45	37
12-31-2009	11.28	(0.01)[2]		3.83	3.82	—	—	—	—	15.10		33.87	[4]	1.27		1.19		(0.08)		36	54
12-31-2008	20.65	0.17	[2]	(8.62)	(8.45)	(0.35)	(0.52)	(0.05)	(0.92)	11.28		(42.13)[4]		1.11		1.11		1.03		33	107
12-31-2007	24.40	0.30	[2]	(2.11)	(1.81)	(0.46)	(1.48)	—	(1.94)	20.65	[7]	(7.66)[4,7]		1.08		1.08		1.23		73	41
SERIES II
06-30-2012[1]	18.78	(0.01)[2]		1.01	1.00	—	—	—	—	19.78		5.32	[3,4]	1.31	[5]	1.22	[5]	(0.07)[5]		32	16
12-31-2011	19.44	(0.04)[2]		(0.61)	(0.65)	(0.01)	—	—	(0.01)	18.78		(3.32)[4]		1.30		1.21		(0.21)		33	36
12-31-2010	15.03	(0.01)[2]		4.42	4.41	—	—	—	—	19.44		29.34	[4]	1.30		1.22		(0.08)		40	37
12-31-2009	11.25	(0.04)[2]		3.82	3.78	—	—	—	—	15.03		33.60	[4]	1.47		1.39		(0.28)		31	54
12-31-2008	20.57	0.14	[2]	(8.58)	(8.44)	(0.31)	(0.52)	(0.05)	(0.88)	11.25		(42.25)[4]		1.31		1.31		0.83		26	107
12-31-2007	24.26	0.25	[2]	(2.09)	(1.84)	(0.37)	(1.48)	—	(1.85)	20.57	[7]	(7.80)[4,7]		1.28		1.28		1.05		54	41
SERIES NAV
06-30-2012[1]	18.84	0.02	[2]	1.01	1.03	—	—	—	—	19.87		5.47	[3,4]	1.06	[5]	0.97	[5]	0.19	[5]	92	16
12-31-2011	19.47	0.01	[2]	(0.62)	(0.61)	(0.02)	—	—	(0.02)	18.84		(3.12)[4]		1.05		0.96		0.04		88	36
12-31-2010	15.01	0.03	[2]	4.43	4.46	—	—	—	—	19.47		29.71	[4]	1.05		0.97		0.16		98	37
12-31-2009	11.20	—	[2,8]	3.81	3.81	—	—	—	—	15.01		34.02	[4]	1.22		1.14		—	[9]	86	54
12-31-2008	20.53	0.17	[2]	(8.57)	(8.40)	(0.36)	(0.52)	(0.05)	(0.93)	11.20		(42.13)[4]		1.06		1.06		1.04		86	107
12-31-2007	24.28	0.32	[2]	(2.11)	(1.79)	(0.48)	(1.48)	—	(1.96)	20.53	[7]	(7.61)[4,7]		1.03		1.03		1.34		243	41
1. Six months ended 6-30-12. Unaudited. 2. Based on the average daily shares outstanding. 3. Not annualized. 4. Total returns would have been lower had certain expenses not been reduced during the periods shown. 5. Annualized. 6. Less than ($0.005) per share. 7. Payments from Affiliates increased the end of period net asset value per share and the total return by the following amounts: $0.01, $0.02 and $0.01 for Series I, Series II and Series NAV, respectively. The total returns excluding the payment from affiliates was (7.70%), (7.89%) and (7.65%) for Series I, Series II and Series NAV, respectively. 8. Less than $0.005 per share. 9. Less than 0.005%.

Small Cap Value Trust
SERIES I
06-30-2012[1]	18.94	0.10		1.17	1.27	—	—	—	—	20.21		6.71	[2,3]	1.13	[4]	1.13	[4]	1.00	[4]	255	10
12-31-2011	18.89	0.10	[5]	0.11	0.21	(0.16)	—	—	(0.16)	18.94		1.15	[2]	1.14		1.14		0.53		229	20
12-31-2010	15.04	0.15	[5]	3.76	3.91	(0.06)	—	—	(0.06)	18.89		26.04	[2]	1.15		1.15		0.92		217	23
12-31-2009	11.76	0.09	[5]	3.27	3.36	(0.08)	—	—	(0.08)	15.04		28.65	[2]	1.16		1.16		0.73		137	29
12-31-2008	16.20	0.16	[5]	(4.37)	(4.21)	(0.18)	(0.05)	—	(0.23)	11.76		(26.08)[2]		1.17		1.17		1.08		96	42
12-31-2007	20.58	0.18	[5]	(0.59)	(0.41)	(0.18)	(3.79)	—	(3.97)	16.20		(2.93)[2]		1.16		1.16		0.92		117	46	[6]
SERIES II
06-30-2012[1]	18.89	0.08		1.18	1.26	—	—	—	—	20.15		6.67	[2,3]	1.33	[4]	1.33	[4]	0.77	[4]	45	10
12-31-2011	18.85	0.06	[5]	0.10	0.16	(0.12)	—	—	(0.12)	18.89		0.90	[2]	1.34		1.34		0.32		46	20
12-31-2010	15.00	0.11	[5]	3.77	3.88	(0.03)	—	—	(0.03)	18.85		25.86	[2]	1.35		1.35		0.65		53	23
12-31-2009	11.73	0.06	[5]	3.26	3.32	(0.05)	—	—	(0.05)	15.00		28.39	[2]	1.36		1.36		0.51		40	29
12-31-2008	16.16	0.13	[5]	(4.36)	(4.23)	(0.15)	(0.05)	—	(0.20)	11.73		(26.31)[2]		1.37		1.37		0.87		48	42
12-31-2007	20.50	0.12	[5]	(0.56)	(0.44)	(0.11)	(3.79)	—	(3.90)	16.16		(3.08)[2]		1.36		1.36		0.63		69	46	[6]
SERIES NAV
06-30-2012[1]	18.90	0.10		1.18	1.28	—	—	—	—	20.18		6.77	[2,3]	1.08	[4]	1.08	[4]	1.04	[4]	313	10
12-31-2011	18.86	0.11	[5]	0.10	0.21	(0.17)	—	—	(0.17)	18.90		1.15	[2]	1.09		1.09		0.58		306	20
12-31-2010	15.01	0.15	[5]	3.77	3.92	(0.07)	—	—	(0.07)	18.86		26.15	[2]	1.10		1.10		0.91		313	23
12-31-2009	11.73	0.10	[5]	3.27	3.37	(0.09)	—	—	(0.09)	15.01		28.79	[2]	1.11		1.11		0.77		287	29
12-31-2008	16.18	0.16	[5]	(4.37)	(4.21)	(0.19)	(0.05)	—	(0.24)	11.73		(26.12)[2]		1.12		1.12		1.10		134	42
12-31-2007	20.57	0.17	[5]	(0.57)	(0.40)	(0.20)	(3.79)	—	(3.99)	16.18		(2.86)[2]		1.11		1.11		0.87		237	46	[6]
1. Six months ended 6-30-12. Unaudited. 2. Total returns would have been lower had certain expenses not been reduced during the periods shown. 3. Not annualized. 4. Annualized. 5. Based on the average daily shares outstanding. 6. Excludes merger activity.

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Financial Highlights

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From capital paid-in ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)		Expenses before reductions and amounts recaptured (%)		Expenses including reductions and amounts recaptured (%)		Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Small Company Growth Trust
SERIES NAV
06-30-2012[1]	15.50	(0.02)[2]		1.41	1.39	—	—	—	—	16.89	8.97	[3,4]	1.07	[5]	1.07	[5]	(0.24)[5]	104	16
12-31-2011	15.78	(0.07)[2]		(0.21)[6]	(0.28)	—	—	—	—	15.50	(1.77)[3]		1.08		1.08		(0.42)	101	39
12-31-2010	12.48	(0.06)[2]		3.36	3.30	—	—	—	—	15.78	26.44	[3]	1.10		1.10		(0.44)	108	34
12-31-2009	9.54	(0.02)[2,7]		2.96	2.94	—	—	—	—	12.48	30.82	[3]	1.13		1.13		(0.21)[7]	103	49
12-31-2008	15.81	(0.05)[2]		(5.97)	(6.02)	—	(0.25)	—	(0.25)	9.54	(38.57)[3]		1.13		1.13		(0.41)	138	40
12-31-2007	15.11	(0.09)[2]		1.64	1.55	—	(0.85)	—	(0.85)	15.81	10.34	[3]	1.08		1.08		(0.57)	268	37
1. Six months ended 6-30-12. Unaudited. 2. Based on the average daily shares outstanding. 3. Total returns would have been lower had certain expenses not been reduced during the periods shown. 4. Not annualized. 5. Annualized. 6. The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Portfolio. 7. Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflects a special dividend received by the Portfolio which amounted to $0.02 and 0.23%, respectively.

Small Company Value Trust
SERIES I
06-30-2012[1]	16.81	0.11	[2]	0.80	0.91	—	—	—	—	17.72	5.41	[3,4]	1.13	[5]	1.07	[5]	1.18 [5]	79	2
12-31-2011	17.07	0.06	[2]	(0.22)	(0.16)	(0.10)	—	—	(0.10)	16.81	(0.93)[3]		1.13		1.07		0.38	85	6
12-31-2010	14.26	0.09	[2]	2.93	3.02	(0.21)	—	—	(0.21)	17.07	21.36	[3]	1.13		1.07		0.60	105	9
12-31-2009	12.97	0.08	[2]	2.99	3.07	(0.05)	(1.73)	—	(1.78)	14.26	27.69	[3]	1.13		1.08		0.63	109	11	[6]
12-31-2008	18.24	0.08	[2]	(4.92)	(4.84)	(0.13)	(0.30)	—	(0.43)	12.97	(27.05)[3]		1.13		1.08		0.48	108	30
12-31-2007	21.89	0.05	[2]	(0.23)	(0.18)	(0.03)	(3.44)	—	(3.47)	18.24	(1.20)[3,7]		1.11		1.06		0.23	200	18
SERIES II
06-30-2012[1]	16.66	0.09	[2]	0.81	0.90	—	—	—	—	17.56	5.40	[3,4]	1.33	[5]	1.27	[5]	0.99 [5]	76	2
12-31-2011	16.93	0.03	[2]	(0.24)	(0.21)	(0.06)	—	—	(0.06)	16.66	(1.20)[3]		1.33		1.27		0.18	78	6
12-31-2010	14.14	0.06	[2]	2.91	2.97	(0.18)	—	—	(0.18)	16.93	21.15	[3]	1.33		1.27		0.41	93	9
12-31-2009	12.88	0.05	[2]	2.97	3.02	(0.03)	(1.73)	—	(1.76)	14.14	27.48	[3]	1.33		1.28		0.43	91	11	[6]
12-31-2008	18.11	0.05	[2]	(4.90)	(4.85)	(0.08)	(0.30)	—	(0.38)	12.88	(27.26)[3]		1.33		1.28		0.28	82	30
12-31-2007	21.76	0.01	[2]	(0.22)	(0.21)	—	(3.44)	—	(3.44)	18.11	(1.35)[3,7]		1.31		1.26		0.03	145	18
SERIES NAV
06-30-2012[1]	16.76	0.11	[2]	0.81	0.92	—	—	—	—	17.68	5.49	[3,4]	1.08	[5]	1.02	[5]	1.24 [5]	211	2
12-31-2011	17.03	0.08	[2]	(0.24)	(0.16)	(0.11)	—	—	(0.11)	16.76	(0.94)[3]		1.08		1.02		0.44	203	6
12-31-2010	14.23	0.10	[2]	2.92	3.02	(0.22)	—	—	(0.22)	17.03	21.39	[3]	1.08		1.02		0.66	215	9
12-31-2009	12.94	0.08	[2]	3.00	3.08	(0.06)	(1.73)	—	(1.79)	14.23	27.82	[3]	1.08		1.03		0.68	205	11	[6]
12-31-2008	18.21	0.09	[2]	(4.92)	(4.83)	(0.14)	(0.30)	—	(0.44)	12.94	(27.04)[3]		1.08		1.03		0.58	283	30
12-31-2007	21.86	0.07	[2]	(0.23)	(0.16)	(0.05)	(3.44)	—	(3.49)	18.21	(1.14)[3,7]		1.06		1.01		0.35	294	18
1. Six months ended 6-30-12. Unaudited. 2. Based on the average daily shares outstanding. 3. Total returns would have been lower had certain expenses not been reduced during the periods shown. 4. Not annualized. 5. Annualized. 6. Excludes merger activity. 7. Payments from Affiliates increased the end of period net asset value per share and the total return by the following amounts: less than $0.005 for Series I, Series II and Series NAV. The total returns excluding the payments from affiliates were (1.20%), (1.35%) and (1.14%) for Series I, Series II and Series NAV, respectively.

Smaller Company Growth Trust
SERIES I
06-30-2012[1]	16.34	(0.04)[2]		1.38	1.34	—	—	—	—	17.68	8.20	[3,4]	1.17	[5]	1.04	[5]	(0.48)[5]	78	38
12-31-2011	17.59	(0.10)[2]		(1.15)	(1.25)	—	—	—	—	16.34	(7.11)[4]		1.17		1.05		(0.57)	78	89
12-31-2010	14.30	(0.08)[2]		3.61	3.53	—	(0.24)	—	(0.24)	17.59	25.04	[4]	1.16		1.04		(0.53)	101	79
12-31-2009[6]	13.59	—	[2,7]	0.71	0.71	—	—	—	—	14.30	5.22	[3,4]	1.12	[5]	1.01	[5]	(0.26)[5]	95	95	[8]
SERIES II
06-30-2012[1]	16.27	(0.06)[2]		1.38	1.32	—	—	—	—	17.59	8.11	[3,4]	1.37	[5]	1.24	[5]	(0.68)[5]	19	38
12-31-2011	17.55	(0.13)[2]		(1.15)	(1.28)	—	—	—	—	16.27	(7.29)[4]		1.37		1.25		(0.77)	20	89
12-31-2010	14.29	(0.11)[2]		3.61	3.50	—	(0.24)	—	(0.24)	17.55	24.85	[4]	1.36		1.24		(0.72)	26	79
12-31-2009[6]	13.59	(0.01)[2]		0.71	0.70	—	—	—	—	14.29	5.15	[3,4]	1.32	[5]	1.21	[5]	(0.46)[5]	24	95	[8]
SERIES NAV
06-30-2012[1]	16.36	(0.04)[2]		1.39	1.35	—	—	—	—	17.71	8.25	[3,4]	1.12	[5]	0.99	[5]	(0.42)[5]	116	38
12-31-2011	17.60	(0.09)[2]		(1.15)	(1.24)	—	—	—	—	16.36	(7.05)[4]		1.13		1.00		(0.52)	113	89
12-31-2010	14.30	(0.07)[2]		3.61	3.54	—	(0.24)	—	(0.24)	17.60	25.12	[4]	1.11		0.99		(0.48)	123	79
12-31-2009	10.61	(0.06)[2]		3.75	3.69	—	—	—	—	14.30	34.78	[4]	1.34		1.23		(0.51)	114	95	[8]
12-31-2008[6]	12.50	(0.01)[2]		(1.88)	(1.89)	—	—	—	—	10.61	(15.12)[3,4]		1.30	[5]	1.18	[5]	(0.30)[5]	93	16
1. Six months ended 6-30-12. Unaudited. 2. Based on the average daily shares outstanding. 3. Not annualized. 4. Total returns would have been lower had certain expenses not been reduced during the periods shown. 5. Annualized. 6. The inception dates for Series I, Series II and Series NAV shares are 11-16-09, 11-16-09 and 10-7-08, respectively. 7. Less than ($0.005) per share. 8. Excludes merger activity.

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Financial Highlights

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From capital paid-in ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)		Expenses before reductions and amounts recaptured (%)		Expenses including reductions and amounts recaptured (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)	Portfolio turnover (%)
Strategic Allocation Trust
SERIES NAV
06-30-2012[1]	11.16	(0.01)[2]		0.86	0.85	—	—	—	—	12.01	7.62	[3]	0.73	[4]	0.75	[4]	(0.20)[4]		77	41
12-31-2011[5]	12.50	(0.03)[2]		(1.30)	(1.33)	(0.01)	—	—	(0.01)	11.16	(10.67)[3,6]		1.09	[4]	0.75	[4]	(0.34)[4]		57	38
1. Six months ended 6-30-12. Unaudited. 2. Based on the average daily shares outstanding. 3. Not annualized. 4. Annualized. 5. The inception date for Series NAV shares is 4-28-11. 6. Total returns would have been lower had certain expenses not been reduced during the periods shown.

U.S. Equity Trust
SERIES I
06-30-2012[1,2]	13.85	0.04	[3]	(0.12)	(0.08)	—	—	—	—	13.77	(0.58)[4,5]		0.84	[6]	0.84	[6]	1.72	[6]	134	18	[7,8]
SERIES II
06-30-2012[1,2]	13.85	0.04	[3]	(0.12)	(0.08)	—	—	—	—	13.77	(0.58)[4,5]		1.04	[6]	1.04	[6]	1.53	[6]	9	18	[7,8]
SERIES NAV
06-30-2012[1]	12.65	0.10	[3]	1.03	1.13	—	—	—	—	13.78	8.93	[4,5]	0.79	[6]	0.79	[6]	1.51	[6]	807	18	[7]
12-31-2011	11.89	0.19	[3]	0.77	0.96	(0.20)	—	—	(0.20)	12.65	8.13	[4]	0.79		0.79		1.55		772	35
12-31-2010	11.18	0.15	[3]	0.73	0.88	(0.17)	—	—	(0.17)	11.89	7.92	[4]	0.79		0.79		1.34		809	66
12-31-2009	9.45	0.16	[3]	1.71	1.87	(0.14)	—	—	(0.14)	11.18	19.94	[4]	0.80		0.80		1.61		968	33
12-31-2008	13.38	0.16	[3]	(3.81)	(3.65)	(0.28)	—	—	(0.28)	9.45	(27.30)[4]		0.81		0.80		1.34		507	77
12-31-2007	14.00	0.18	[3]	0.15	0.33	(0.23)	(0.72)	—	(0.95)	13.38	2.38	[4]	0.80		0.79		1.24		1,702	65
1. Six months ended 6-30-12. Unaudited. 2. The inception date for Series I and II shares is 4-30-12. 3. Based on the average daily shares outstanding. 4. Total returns would have been lower had certain expenses not been reduced during the periods shown. 5. Not annualized. 6. Annualized. 7. Excludes merger activity. 8. Portfolio turnover is shown for the period from 1-1-12 to 6-30-12.

Utilities Trust
SERIES I
06-30-2012[1]	11.92	0.21	[2]	0.39	0.60	—	—	—	—	12.52	5.03	[3,4]	0.97	[5]	0.97	[5]	3.40	[5]	136	28
12-31-2011	11.62	0.46	[2]	0.30	0.76	(0.46)	—	—	(0.46)	11.92	6.65	[3]	0.97		0.97		3.77		128	51
12-31-2010	10.42	0.36	[2]	1.10	1.46	(0.26)	—	—	(0.26)	11.62	14.03	[3]	0.95		0.95		3.39		116	56
12-31-2009	8.16	0.35	[2,6]	2.35	2.70	(0.44)	—	—	(0.44)	10.42	33.64	[3]	0.95		0.95		3.94	[6]	114	70
12-31-2008	14.34	0.30	[2]	(5.67)	(5.37)	(0.35)	(0.46)	—	(0.81)	8.16	(38.64)[3]		1.02		1.02		2.49		94	68
12-31-2007	14.66	0.32	[2]	3.44	3.76	(0.31)	(3.77)	—	(4.08)	14.34	27.40	[3,7]	1.02		1.01		2.07		188	92
SERIES II
06-30-2012[1]	11.84	0.19	[2]	0.38	0.57	—	—	—	—	12.41	4.81	[3,4]	1.17	[5]	1.17	[5]	3.16	[5]	28	28
12-31-2011	11.53	0.43	[2]	0.32	0.75	(0.44)	—	—	(0.44)	11.84	6.58	[3]	1.17		1.17		3.59		30	51
12-31-2010	10.35	0.34	[2]	1.08	1.42	(0.24)	—	—	(0.24)	11.53	13.73	[3]	1.15		1.15		3.19		32	56
12-31-2009	8.11	0.33	[2,6]	2.33	2.66	(0.42)	—	—	(0.42)	10.35	33.34	[3]	1.15		1.15		3.75	[6]	34	70
12-31-2008	14.23	0.27	[2]	(5.61)	(5.34)	(0.32)	(0.46)	—	(0.78)	8.11	(38.73)[3]		1.22		1.22		2.23		30	68
12-31-2007	14.56	0.29	[2]	3.41	3.70	(0.26)	(3.77)	—	(4.03)	14.23	27.10	[3,7]	1.22		1.21		1.86		74	92
SERIES NAV
06-30-2012[1]	11.91	0.20	[2]	0.40	0.60	—	—	—	—	12.51	5.04	[3,4]	0.92	[5]	0.92	[5]	3.25	[5]	28	28
12-31-2011	11.60	0.46	[2]	0.32	0.78	(0.47)	—	—	(0.47)	11.91	6.80	[3]	0.92		0.92		3.82		36	51
12-31-2010	10.41	0.37	[2]	1.09	1.46	(0.27)	—	—	(0.27)	11.60	14.00	[3]	0.90		0.90		3.49		29	56
12-31-2009	8.16	0.36	[2,6]	2.34	2.70	(0.45)	—	—	(0.45)	10.41	33.58	[3]	0.90		0.90		4.03	[6]	21	70
12-31-2008	14.32	0.31	[2]	(5.66)	(5.35)	(0.35)	(0.46)	—	(0.81)	8.16	(38.50)[3]		0.97		0.97		2.62		15	68
12-31-2007	14.65	0.32	[2]	3.45	3.77	(0.33)	(3.77)	—	(4.10)	14.32	27.43	[3,7]	0.97		0.96		2.04		25	92
1. Six months ended 6-30-12. Unaudited. 2. Based on the average daily shares outstanding. 3. Total returns would have been lower had certain expenses not been reduced during the periods shown. 4. Not annualized. 5. Annualized. 6. Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflects a special dividend received by the Portfolio which amounted to $0.13, $0.12 and $0.13 for Series I, Series II and Series NAV. The percentage of average net assets was 1.41% for all Series. 7. Payments from Affiliates increased the end of period net asset value per share and the total return by the following amounts: $0.01 for Series I and less than $0.005 for Series II and Series NAV. The total returns excluding the payment from affiliates was 27.31%, 27.10% and 27.43% for Series I, Series II and Series NAV, respectively.

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Financial Highlights

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From capital paid-in ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)		Expenses before reductions and amounts recaptured (%)		Expenses including reductions and amounts recaptured (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)	Portfolio turnover (%)
Value Trust
SERIES I
06-30-2012[1]	16.58	0.09	[2]	1.44	1.53	—	—	—	—	18.11	9.23	[3,4]	0.81	[5]	0.81	[5]	1.00	[5]	403	12
12-31-2011	16.61	0.16	[2]	— [6]	0.16	(0.19)	—	—	(0.19)	16.58	0.98	[3]	0.83		0.83		0.93		197	28
12-31-2010	13.72	0.14	[2]	2.90	3.04	(0.15)	—	—	(0.15)	16.61	22.22	[3]	0.83		0.83		0.94		218	43
12-31-2009	9.84	0.14	[2]	3.89	4.03	(0.15)	—	—	(0.15)	13.72	41.18	[3]	0.84		0.84		1.29		191	70
12-31-2008	17.36	0.16	[2]	(7.09)	(6.93)	(0.16)	(0.43)	—	(0.59)	9.84	(40.87)[3]		0.85		0.85		1.09		133	50
12-31-2007	22.72	0.18	[2]	1.54	1.72	(0.32)	(6.76)	—	(7.08)	17.36	8.22	[3,7]	0.83		0.83		0.80		273	73
SERIES II
06-30-2012[1]	16.54	0.07	[2]	1.43	1.50	—	—	—	—	18.04	9.07	[3,4]	1.01	[5]	1.01	[5]	0.76	[5]	31	12
12-31-2011	16.56	0.12	[2]	0.01	0.13	(0.15)	—	—	(0.15)	16.54	0.84	[3]	1.03		1.03		0.73		30	28
12-31-2010	13.68	0.11	[2]	2.89	3.00	(0.12)	—	—	(0.12)	16.56	21.96	[3]	1.03		1.03		0.73		35	43
12-31-2009	9.82	0.12	[2]	3.87	3.99	(0.13)	—	—	(0.13)	13.68	40.79	[3]	1.04		1.04		1.10		32	70
12-31-2008	17.29	0.13	[2]	(7.05)	(6.92)	(0.12)	(0.43)	—	(0.55)	9.82	(40.96)[3]		1.05		1.05		0.88		27	50
12-31-2007	22.62	0.13	[2]	1.54	1.67	(0.24)	(6.76)	—	(7.00)	17.29	8.00	[3,7]	1.03		1.03		0.60		56	73
SERIES NAV
06-30-2012[1]	16.56	0.09	[2]	1.44	1.53	—	—	—	—	18.09	9.24	[3,4]	0.76	[5]	0.76	[5]	1.02	[5]	26	12
12-31-2011	16.59	0.16	[2]	0.01	0.17	(0.20)	—	—	(0.20)	16.56	1.03	[3]	0.78		0.78		0.98		18	28
12-31-2010	13.70	0.14	[2]	2.91	3.05	(0.16)	—	—	(0.16)	16.59	22.31	[3]	0.78		0.78		0.98		22	43
12-31-2009	9.83	0.15	[2]	3.88	4.03	(0.16)	—	—	(0.16)	13.70	41.19	[3]	0.79		0.79		1.33		17	70
12-31-2008	17.35	0.17	[2]	(7.09)	(6.92)	(0.17)	(0.43)	—	(0.60)	9.83	(40.84)[3]		0.80		0.80		1.20		9	50
12-31-2007	22.72	0.19	[2]	1.54	1.73	(0.34)	(6.76)	—	(7.10)	17.35	8.26	[3,7]	0.78		0.78		0.86		11	73
1. Six months ended 6-30-12. Unaudited. 2. Based on the average daily shares outstanding. 3. Total returns would have been lower had certain expenses not been reduced during the periods shown. 4. Not annualized. 5. Annualized. 6. Less than $0.005 per share. 7. Payments from Affiliates increased the end of period net asset value per share and the total return by the following amounts: $0.03, $0.03 and $0.02 for Series I, Series II and Series NAV, respectively. The total returns excluding the payment from affiliates was 8.03%, 7.82% and 8.14% for Series I, Series II and Series NAV, respectively.

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Notes to Financial Statements (Unaudited)

1.  ORGANIZATION John Hancock Variable Insurance Trust (the Trust) is a no-load, open-end management investment company organized as a Massachusetts business trust. It is a series company with multiple investment series (the Portfolios), fifty-eight of which are presented in this report. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act).

American Asset Allocation Trust, American Blue Chip Income and Growth Trust, American Global Growth Trust, American Global Small Capitalization Trust, American Growth Trust, American Growth-Income Trust, American High-Income Bond Trust, American International Trust and American New World Trust (collectively, the JHVIT Feeder Funds), Core Fundamental Holdings Trust, Core Global Diversification Trust, Franklin Templeton Founding Allocation Trust, Fundamental Holdings Trust, Global Diversification Trust, Lifestyle Balanced PS Series, Lifestyle Conservative PS Series, Lifestyle Growth PS Series and Lifestyle Moderate PS Series (collectively, Lifestyle PS Series) operate as “funds of funds,” investing in shares of mutual funds (underlying funds). The American Funds Insurance Series’ accounting policies are outlined in their financial statements, available at the Securities and Exchange Commission’s (SEC) Web site at www.sec.gov, or at the SEC’s public reference room in Washington, D.C. These funds are not covered by this report.

The Portfolios may offer up to four classes of shares: Series I, Series II, Series III and Series NAV. The shares offered by a specific Portfolio are shown on the Statements of Assets and Liabilities. Shares of the Portfolios are presently offered only to certain affiliates of John Hancock Investment Management Services, LLC (the Adviser) and Manulife Financial Corporation (MFC). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, for each class may differ.

Effective March 29, 2012, Value & Restructuring Trust was liquidated.

2.  SIGNIFICANT ACCOUNTING POLICIES The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Portfolios:

Security valuation.  Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the Portfolios use the following valuation techniques. Equity securities held by the Portfolios are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Investments by the Portfolios in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their respective net asset values each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Options listed on an exchange are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. For options not listed on an exchange, an independent pricing source is used to value the options at the mean between the last bid and ask prices. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Swaps are marked-to-market daily based upon values from third party vendors, which may include a registered commodities exchange, or broker quotations. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities and forward foreign currency contracts traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Portfolios’ Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of non-U.S. securities may occur between the times when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Portfolios may use a fair valuation model to value non-U.S. securities in order to adjust for events which may occur between the close of foreign exchanges and the close of the NYSE.

The Portfolios use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Portfolios’ own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of June 30, 2012, American Asset Allocation Trust, American Blue Chip Income and Growth Trust, American Global Growth Trust, American Global Small Capitalization Trust, American Growth Trust, American Growth-Income Trust, American High-Income Bond Trust, American International Trust, American New World Trust, Core Fundamental Holdings Trust, Core Global Diversification Trust, Franklin Templeton Founding Allocation Trust, Fundamental Holdings Trust, Global Diversification Trust, Lifestyle Balanced PS Series, Lifestyle Conservative PS Series, Lifestyle Growth PS Series, Lifestyle Moderate PS Series, Small Cap Value Trust, Small Company Growth Trust and U.S. Equity Trust, all investments are categorized as Level 1 under the hierarchy described above.

For All Cap Core Trust, all investments are categorized as Level 1 under the hierarchy described above, including futures.

For All Cap Value Trust, Growth Equity Trust and Real Estate Securities Trust, all investments are categorized as Level 1 under the hierarchy described above except for repurchase agreements which are categorized as Level 2.

For Small Company Value Trust, all investments are categorized as Level 1 under the hierarchy described above except for preferred securities, which are categorized as Level 2.

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

The following is a summary of the values by input classification of the Portfolios’ investments as of June 30, 2012 by major security category or type:

	Total Market Value at 06/30/12	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Alpha Opportunities Trust
Common Stocks
Consumer Discretionary	$165,114,038	$157,956,517	$7,157,521	—
Consumer Staples	45,894,787	42,009,574	3,885,213	—
Energy	76,752,080	66,478,103	10,273,977	—
Financials	92,831,887	86,974,964	5,856,923	—
Health Care	121,966,726	113,341,890	8,624,836	—
Industrials	126,678,414	111,862,019	14,816,395	—
Information Technology	171,448,635	169,892,921	1,555,714	—
Materials	37,837,497	34,023,513	3,813,984	—
Telecommunication Services	7,181,064	7,181,064	—	—
Utilities	8,130,178	8,130,178	—	—
Investment Companies	4,318,396	4,318,396	—	—
Securities Lending Collateral	71,243,011	71,243,011	—	—
Short-Term Investments	49,400,000	—	49,400,000	—
Total Investments in Securities	$978,796,713	$873,412,150	$105,384,563	—

Blue Chip Growth Trust
Common Stocks
Consumer Discretionary	$420,425,726	$420,425,726	—	—
Consumer Staples	22,969,635	22,969,635	—	—
Energy	84,561,998	84,561,998	—	—
Financials	112,586,684	112,586,684	—	—
Health Care	189,355,187	189,355,187	—	—
Industrials	239,214,558	239,214,558	—	—
Information Technology	560,056,984	530,396,639	$29,660,345	—
Materials	79,871,806	79,871,806	—	—
Telecommunication Services	39,075,356	39,075,356	—	—
Securities Lending Collateral	62,175,318	62,175,318	—	—
Short-Term Investments	7,893,066	7,893,066	—	—
Total Investments in Securities	$1,818,186,318	$1,788,525,973	$29,660,345	—

Capital Appreciation Trust
Common Stocks
Consumer Discretionary	$249,498,361	$230,929,739	$18,568,622	—
Consumer Staples	64,340,238	64,340,238	—	—
Energy	42,558,285	42,558,285	—	—
Financials	40,871,100	40,871,100	—	—
Health Care	158,875,816	158,875,816	—	—
Industrials	77,423,966	77,423,966	—	—
Information Technology	356,223,658	356,223,658	—	—
Materials	17,458,219	17,458,219	—	—
Telecommunication Services	23,866,335	23,866,335	—	—
Securities Lending Collateral	46,976,090	46,976,090	—	—
Short-Term Investments	21,219,831	21,219,831	—	—
Total Investments in Securities	$1,099,311,899	$1,080,743,277	$18,568,622	—

Capital Appreciation Value Trust
Common Stocks
Consumer Discretionary	$24,642,433	$24,642,433	—	—
Consumer Staples	25,687,775	25,687,775	—	—
Energy	11,525,515	11,525,515	—	—
Financials	24,420,976	24,420,976	—	—
Health Care	37,129,571	37,129,571	—	—
Industrials	23,533,382	23,533,382	—	—
Information Technology	29,558,828	29,558,828	—	—
Materials	7,074,249	7,074,249	—	—
Telecommunication Services	6,604,232	6,604,232	—	—
Utilities	5,770,930	5,770,930	—	—

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

	Total Market Value at 06/30/12	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Capital Appreciation Value Trust (continued)
Preferred Securities
Consumer Discretionary	$2,175,350	$2,175,350	—	—
Consumer Staples	429,250	—	$429,250	—
Financials	2,247,841	1,839,241	408,600	—
Utilities	1,852,625	1,852,625	—	—
Corporate Bonds	23,858,618	—	23,858,618	—
Convertible Bonds	3,326,900	—	3,326,900	—
Term Loans	31,526,024	—	31,526,024	—
Securities Lending Collateral	7,961,919	7,961,919	—	—
Short-Term Investments	60,291,227	56,177,227	4,114,000	—
Total Investments in Securities	$329,617,645	$265,954,253	$63,663,392	—
Other Financial Instruments: Written Options	($1,823,959)	($1,823,959)	—	—

Core Allocation Plus Trust
Common Stocks
Consumer Discretionary	$19,555,061	$16,334,581	$3,220,480	—
Consumer Staples	6,257,487	5,828,844	428,643	—
Energy	9,172,981	8,802,852	370,129	—
Financials	13,402,933	11,181,157	2,221,776	—
Health Care	19,775,993	18,682,419	1,093,574	—
Industrials	10,954,016	8,693,990	2,260,026	—
Information Technology	21,435,472	19,730,751	1,704,721	—
Materials	2,642,590	1,369,273	1,273,317	—
Telecommunication Services	1,309,616	1,103,698	205,918	—
Utilities	2,100,690	1,950,246	150,444	—
U.S. Government & Agency Obligations	23,405,534	—	23,405,534	—
Foreign Government Obligations	737,401	—	737,401	—
Corporate Bonds	23,125,211	—	23,125,211	—
Capital Preferred Securities
Financials	138,595	—	138,595	—
Municipal Bonds	2,423,760	—	2,423,760	—
Collateralized Mortgage Obligations	1,938,536	—	1,938,536	—
Asset Backed Securities	1,175,395	—	1,175,395	—
Investment Companies	594,722	594,722	—	—
Rights
Energy	5,521	5,521	—	—
Securities Lending Collateral	8,163,001	8,163,001	—	—
Short-Term Investments	15,800,000	—	15,800,000	—
Total Investments in Securities	$184,114,515	$102,441,055	$81,673,460	—
Other Financial Instruments:
Futures	$769,284	$769,284	—	—
Forward Foreign Currency Contracts	$43,292	—	$43,292	—
Credit Default Swaps	($194,115)	—	($194,115)	—

Disciplined Diversification Trust
Common Stocks
Consumer Discretionary	$20,261,173	$14,155,329	$6,104,261	$1,583
Consumer Staples	13,779,559	9,043,183	4,734,725	1,651
Energy	16,259,834	13,327,064	2,932,721	49
Financials	28,346,401	17,343,935	11,002,466	—
Health Care	14,664,041	12,362,156	2,301,692	193
Industrials	20,618,836	12,315,658	8,303,096	82
Information Technology	21,095,807	17,252,877	3,842,930	—
Materials	12,051,989	7,075,580	4,972,648	3,761
Telecommunication Services	5,815,873	4,234,499	1,581,374	—
Utilities	5,523,233	3,622,681	1,900,552	—
Preferred Securities
Consumer Discretionary	68,025	22,910	45,115	—
Consumer Staples	16,603	16,603	—	—
Energy	9,086	9,086	—	—

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

	Total Market Value at 06/30/12	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Disciplined Diversification Trust (continued)
Financials	$29,711	$29,711	—	—
Industrials	24,247	24,247	—	—
Materials	54,984	54,984	—	—
Telecommunication Services	13,352	13,352	—	—
Utilities	38,048	38,048	—	—
U.S. Government & Agency Obligations	64,755,364	—	$64,755,364	—
Rights	3,714	3,683	31	—
Securities Lending Collateral	14,459,210	14,459,210	—	—
Short-Term Investments	178,275	178,275	—	—
Total Investments in Securities	$238,067,365	$125,583,071	$112,476,975	$7,319

Emerging Markets Value Trust
Common Stocks
Brazil	$100,561,582	$100,561,582	—	—
Chile	19,585,624	19,585,624	—	—
China	97,439,770	13,865,320	$83,405,676	$168,774
Czech Republic	4,289,251	—	4,289,251	—
Hong Kong	50,530,079	2,691,336	47,832,513	6,230
Hungary	4,822,200	—	4,822,200	—
India	76,612,087	2,963,188	73,427,298	221,601
Indonesia	31,193,332	—	30,692,554	500,778
Israel	124,806	—	124,806	—
Malaysia	40,098,733	—	40,098,733	—
Mexico	64,458,338	64,458,338	—	—
Philippines	9,625,866	—	9,625,866	—
Poland	17,577,223	—	17,577,223	—
Russia	55,486,364	20,761,440	34,724,924	—
South Africa	89,658,239	15,580,056	74,078,183	—
South Korea	156,470,346	35,659,100	120,798,655	12,591
Taiwan	132,897,981	3,635,929	129,257,717	4,335
Thailand	28,766,120	—	28,766,120	—
Turkey	20,120,716	—	20,120,716	—
Preferred Securities
Brazil	17,433,021	17,433,021	—	—
India	15,887	—	15,887	—
Malaysia	54,661	—	54,661	—
Rights	7,412	177	7,235	—
Securities Lending Collateral	61,149,567	61,149,567	—	—
Short-Term Investments	1,233,784	1,233,784	—	—
Total Investments in Securities	$1,080,212,989	$359,578,462	$719,720,218	$914,309

Equity-Income Trust
Common Stocks
Consumer Discretionary	$233,824,635	$227,889,526	$5,935,109	—
Consumer Staples	146,464,647	146,464,647	—	—
Energy	260,939,672	260,939,672	—	—
Financials	397,759,950	397,759,950	—	—
Health Care	147,728,512	147,728,512	—	—
Industrials	272,034,816	272,034,816	—	—
Information Technology	139,600,740	139,600,740	—	—
Materials	106,195,738	106,195,738	—	—
Telecommunication Services	87,588,332	73,907,131	13,681,201	—
Utilities	139,137,418	139,137,418	—	—
Preferred Securities
Consumer Discretionary	10,439,740	10,439,740	—	—
Securities Lending Collateral	160,027,693	160,027,693	—	—
Short-Term Investments	62,345,170	62,345,170	—	—
Total Investments in Securities	$2,164,087,063	$2,144,470,753	$19,616,310	—

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

	Total Market Value at 06/30/12	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Financial Services Trust
Common Stocks
Consumer Discretionary	$2,209,350	$2,209,350	—	—
Consumer Staples	4,154,297	4,154,297	—	—
Energy	4,229,412	4,229,412	—	—
Financials	110,137,489	82,885,857	$24,702,421	$2,549,211
Information Technology	10,008,607	10,008,607	—	—
Securities Lending Collateral	11,066,847	11,066,847	—	—
Short-Term Investments	10,877,869	—	10,877,869	—
Total Investments in Securities	$152,683,871	$114,554,370	$35,580,290	$2,549,211

Fundamental All Cap Core Trust
Common Stocks
Consumer Discretionary	$246,613,494	$246,613,494	—	—
Consumer Staples	62,781,738	29,778,277	$33,003,461	—
Energy	103,788,115	103,788,115	—	—
Financials	234,748,066	234,748,066	—	—
Health Care	76,125,138	76,125,138	—	—
Industrials	124,644,568	124,644,568	—	—
Information Technology	347,042,413	347,042,413	—	—
Materials	21,574,204	21,574,204	—	—
Short-Term Investments	5,000,000	—	5,000,000	—
Total Investments in Securities	$1,222,317,736	$1,184,314,275	$38,003,461	—

Fundamental Large Cap Value Trust
Common Stocks
Consumer Discretionary	$95,619,826	$89,555,734	$6,064,092	—
Consumer Staples	44,927,826	38,545,718	6,382,108	—
Energy	52,232,918	52,232,918	—	—
Financials	130,856,665	130,856,665	—	—
Health Care	59,654,750	59,654,750	—	—
Industrials	59,024,248	59,024,248	—	—
Information Technology	49,815,011	49,815,011	—	—
Utilities	5,000,774	5,000,774	—	—
Short-Term Investments	6,000,000	—	6,000,000	—
Total Investments in Securities	$503,132,018	$484,685,818	$18,446,200	—

Fundamental Value Trust
Common Stocks
Consumer Discretionary	$135,347,867	$125,648,986	$9,698,881	—
Consumer Staples	270,159,316	255,542,153	14,617,163	—
Energy	141,798,350	137,080,672	4,717,678	—
Financials	543,354,285	494,957,484	48,396,801	—
Health Care	64,094,014	52,959,545	11,134,469	—
Industrials	80,473,486	44,768,820	35,704,666	—
Information Technology	124,210,330	124,210,330	—	—
Materials	93,720,472	74,372,790	19,347,682	—
Telecommunication Services	3,241,864	3,241,864	—	—
Convertible Bonds	746,143	—	746,143	—
Securities Lending Collateral	31,718,329	31,718,329	—	—
Short-Term Investments	80,333,040	—	80,333,040	—
Total Investments in Securities	$1,569,197,496	$1,344,500,973	$224,696,523	—

Global Trust
Common Stocks
Austria	$2,876,763	—	$2,876,763	—
Bermuda	941,004	$941,004	—	—
Brazil	4,004,399	4,004,399	—	—
Canada	2,913,775	2,913,775	—	—
China	2,334,821	2,334,821	—	—
France	56,547,131	—	56,547,131	—

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

	Total Market Value at 06/30/12	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Global Trust (continued)
Germany	$30,394,262	—	$30,394,262	—
Hong Kong	4,454,966	—	4,454,966	—
India	2,695,864	$2,695,864	—	—
Ireland	8,114,151	—	8,114,151	—
Italy	17,485,613	—	17,485,613	—
Japan	18,329,322	—	18,329,322	—
Netherlands	36,070,443	—	36,070,443	—
Russia	4,482,860	4,482,860	—	—
Singapore	19,390,435	3,858,632	15,531,803	—
South Korea	17,265,344	4,606,283	12,659,061	—
Spain	2,846,264	—	2,846,264	—
Sweden	4,526,755	—	4,526,755	—
Switzerland	37,176,109	8,597,321	28,578,788	—
Taiwan	6,281,650	—	6,281,650	—
Turkey	4,797,238	4,797,238	—	—
United Kingdom	70,902,723	—	70,902,723	—
United States	211,384,725	211,384,725	—	—
Securities Lending Collateral	26,800,825	26,800,825	—	—
Short-Term Investments	10,500,000	—	10,500,000	—
Total Investments in Securities	$603,517,442	$277,417,747	$326,099,695	—

Health Sciences Trust
Common Stocks
Consumer Staples	$1,594,199	$1,201,419	$392,780	—
Health Care	174,877,425	162,596,203	12,281,222	—
Industrials	733,932	733,932	—	—
Information Technology	1,749,984	1,749,984	—	—
Materials	1,249,978	1,249,978	—	—
Preferred Securities
Health Care	444,275	—	444,275	—
Information Technology	168,800	—	—	$168,800
Convertible Bonds
Health Care	117,965	—	117,965	—
Options Purchased
Call Options	36,676	36,676	—	—
Warrants	61,709	—	61,709	—
Short-Term Investments	3,386,503	3,386,503	—	—
Total Investments in Securities	$184,421,446	$170,954,695	$13,297,951	$168,800
Other Financial Instruments:
Written Options	($2,064,086)	($2,064,086)	—	—

Heritage Trust
Common Stocks
Consumer Discretionary	$30,239,276	$30,239,276	—	—
Consumer Staples	14,734,617	14,734,617	—	—
Energy	7,021,298	7,021,298	—	—
Financials	7,482,338	7,482,338	—	—
Health Care	19,390,384	17,925,824	$1,464,560	—
Industrials	19,413,330	19,413,330	—	—
Information Technology	24,695,908	24,695,908	—	—
Materials	5,536,294	5,536,294	—	—
Telecommunication Services	2,180,280	2,180,280	—	—
Securities Lending Collateral	20,335,039	20,335,039	—	—
Short-Term Investments
Money Market Funds	3,489,792	3,489,792	—	—
Total Investments in Securities	$154,518,556	$153,053,996	$1,464,560	—
Other Financial Instruments:
Forward Foreign Currency Contracts	($13,976)	—	($13,976)	—

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

	Total Market Value at 06/30/12	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
International Core Trust
Common Stocks
Australia	$36,193,739	—	$36,193,739	—
Austria	3,529,392	—	3,529,392	—
Belgium	8,507,030	—	8,507,030	—
Bermuda	166,636	—	166,636	—
Canada	22,260,810	$22,260,810	—	—
Denmark	5,236,936	—	5,236,936	—
Finland	2,501,629	—	2,501,629	—
France	64,947,879	—	64,947,879	—
Germany	42,567,040	—	42,567,040	—
Greece	1,056,485	—	1,056,485	—
Hong Kong	7,999,555	—	7,999,555	—
Ireland	7,864,704	—	7,864,704	—
Isle of Man	388,723	—	388,723	—
Israel	895,760	—	895,760	—
Italy	34,757,008	—	34,757,008	—
Japan	166,203,696	—	166,203,696	—
Jersey, C.I.	679,940	—	679,940	—
Netherlands	27,468,174	—	27,468,174	—
New Zealand	3,928,347	—	3,928,347	—
Norway	1,130,261	—	1,130,261	—
Portugal	2,188,388	—	2,188,388	—
Singapore	10,394,419	—	10,394,419	—
Spain	35,460,105	—	35,460,105	—
Sweden	3,226,594	—	3,226,594	—
Switzerland	29,537,087	—	29,537,087	—
United Kingdom	129,649,403	—	129,649,403	—
Preferred Securities
Germany	2,919,708	—	2,919,708	—
Rights	98,150	86,644	11,506	—
Securities Lending Collateral	43,062,658	43,062,658	—	—
Short-Term Investments	20,115,202	20,115,202	—	—
Total Investments in Securities	$714,935,458	$85,525,314	$629,410,144	—
Other Financial Instruments:
Futures	$2,485,216	($2,885)	$2,488,101	—
Forward Foreign Currency Contracts	($88,919)	—	($88,919)	—

International Growth Stock Trust
Common Stocks
Australia	$14,233,212	—	$14,233,212	—
Belgium	6,147,507	—	6,147,507	—
Brazil	4,504,465	$4,504,465	—	—
Canada	20,940,371	20,940,371	—	—
China	5,271,096	193,511	5,077,585	—
Denmark	3,367,798	—	3,367,798	—
France	16,960,524	—	16,960,524	—
Germany	12,139,545	—	12,139,545	—
Hong Kong	8,426,566	—	8,426,566	—
Ireland	4,513,930	—	4,513,930	—
Israel	4,248,358	4,248,358	—	—
Japan	22,990,618	—	22,990,618	—
Mexico	10,801,383	10,801,383	—	—
Netherlands	9,390,356	642,263	8,748,093	—
Russia	1,539,465	—	1,539,465	—
Singapore	7,050,524	—	7,050,524	—
South Korea	6,689,736	—	6,689,736	—
Spain	2,907,022	—	2,907,022	—
Sweden	7,928,257	—	7,928,257	—
Switzerland	21,319,097	—	21,319,097	—

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

	Total Market Value at 06/30/12	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
International Growth Stock Trust (continued)
Taiwan	$3,180,550	—	$3,180,550	—
Turkey	2,397,924	—	2,397,924	—
United Kingdom	46,852,936	—	46,852,936	—
Preferred Securities
Germany	3,743,624	—	3,743,624	—
Short-Term Investments	26,532,178	$26,532,178	—	—
Total Investments in Securities	$274,077,042	$67,862,529	$206,214,513	—

International Opportunities Trust
Argentina	$6,070,369	$6,070,369	—	—
Belgium	10,257,299	—	$10,257,299	—
Brazil	5,476,027	5,476,027	—	—
Canada	12,862,880	12,862,880	—	—
China	14,076,614	10,268,979	3,807,635	—
Denmark	8,446,331	—	8,446,331	—
France	14,446,888	—	14,446,888	—
Germany	21,616,659	—	21,616,659	—
Hong Kong	24,232,743	—	24,232,743	—
Ireland	16,128,793	7,610,158	8,518,635	—
Israel	7,655,307	7,655,307	—	—
Japan	46,155,325	—	46,155,325	—
Luxembourg	10,113,332	—	10,113,332	—
Mexico	4,102,569	4,102,569	—	—
Netherlands	29,660,215	17,663,056	11,997,159	—
South Korea	10,104,984	—	10,104,984	—
Spain	6,094,179	—	6,094,179	—
Sweden	2,950,753	—	2,950,753	—
Switzerland	39,537,665	—	39,537,665	—
Taiwan	7,650,778	7,650,778	—	—
United Kingdom	52,216,805	—	52,216,805	—
United States	15,060,512	15,060,512	—	—
Short-Term Investments	22,285,992	22,285,992	—	—
Total Investments in Securities	$387,203,019	$116,706,627	$270,496,392	—

International Small Company Trust
Common Stocks
Australia	$6,864,193	$159,013	$6,679,453	$25,727
Austria	827,393	—	827,393	—
Belgium	1,052,283	—	1,052,276	7
Bermuda	568,222	—	568,222	—
Canada	9,520,122	9,495,187	24,935	—
Cayman Islands	23,907	23,907	—	—
China	51,792	—	51,792	—
Colombia	38,405	38,405	—	—
Cyprus	53,603	—	53,603	—
Denmark	705,220	—	705,220	—
Finland	2,075,420	—	2,075,420	—
France	2,946,374	—	2,946,374	—
Germany	4,164,317	—	4,164,317	—
Gibraltar	140,175	—	140,175	—
Greece	543,943	—	543,772	171
Hong Kong	1,871,457	—	1,835,651	35,806
Ireland	985,469	—	985,469	—
Isle of Man	13,776	—	13,776	—
Israel	419,545	—	419,545	—
Italy	2,121,429	—	2,121,429	—
Japan	24,876,867	—	24,876,867	—
Jersey, C.I.	117,342	—	117,342	—
Liechtenstein	86,939	—	86,939	—

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

	Total Market Value at 06/30/12	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
International Small Company Trust (continued)
Luxembourg	$170,229	—	$170,229	—
Malta	34,479	—	34,479	—
Netherlands	1,745,422	$66,902	1,678,520	—
New Zealand	755,763	—	755,763	—
Norway	849,596	—	849,596	—
Papua New Guinea	9,525	—	9,525	—
Peru	54,573	—	54,573	—
Portugal	315,721	—	315,721	—
Russia	10,569	—	10,569	—
Singapore	1,202,465	—	1,202,465	—
South Africa	26,248	26,248	—	—
Spain	1,674,016	—	1,673,329	$687
Sweden	3,058,500	—	3,058,500	—
Switzerland	4,492,306	—	4,492,306	—
United Arab Emirates	47,922	—	47,922	—
United Kingdom	18,594,785	—	18,592,957	1,828
United States	267,332	158,968	108,364	—
Rights	184	79	105	—
Warrants	14	—	14	—
Securities Lending Collateral	3,773,553	3,773,553	—	—
Short-Term Investments	162,454	162,454	—	—
Total Investments in Securities	$97,313,849	$13,904,716	$83,344,907	$64,226

International Value Trust
Common Stocks
Australia	$7,516,390	—	$7,516,390	—
Austria	5,663,893	—	5,663,893	—
Belgium	7,653,273	—	7,653,273	—
Brazil	11,537,778	$11,537,778	—	—
Canada	15,028,658	15,028,658	—	—
China	15,258,167	4,653,167	10,605,000	—
Denmark	3,605,138	—	3,605,138	—
France	134,426,728	—	134,426,728	—
Germany	63,116,925	—	63,116,925	—
Hong Kong	17,092,211	—	17,092,211	—
India	11,379,768	—	11,379,768	—
Ireland	8,044,864	—	8,044,864	—
Italy	12,091,057	—	12,091,057	—
Japan	48,040,412	—	48,040,412	—
Netherlands	112,793,971	—	112,793,971	—
Norway	44,120,742	—	44,120,742	—
Russia	11,534,269	11,490,725	43,544	—
Singapore	26,098,540	13,753,894	12,344,646	—
South Korea	64,249,416	21,078,610	43,170,806	—
Spain	12,306,642	—	12,306,642	—
Sweden	6,790,803	—	6,790,803	—
Switzerland	102,534,100	8,291,572	94,242,528	—
Taiwan	32,153,117	—	32,153,117	—
United Kingdom	174,162,278	—	174,162,278	—
Securities Lending Collateral	49,611,128	49,611,128	—	—
Short-Term Investments	31,000,000	—	31,000,000	—
Total Investments in Securities	$1,027,810,268	$135,445,532	$892,364,736	—

Mid Cap Stock Trust
Common Stocks
Consumer Discretionary	$172,529,808	$165,208,520	$7,321,288	—
Energy	45,067,254	45,067,254	—	—
Financials	26,282,366	26,282,366	—	—

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

	Total Market Value at 06/30/12	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Mid Cap Stock Trust (continued)
Health Care	$117,347,556	$117,347,556	—	—
Industrials	102,013,981	93,127,010	$8,886,971	—
Information Technology	191,531,988	191,531,988	—	—
Materials	20,883,046	20,883,046	—	—
Investment Companies	11,004,312	11,004,312	—	—
Securities Lending Collateral	180,994,070	180,994,070	—	—
Short-Term Investments	45,000,000	—	45,000,000	—
Total Investments in Securities	$912,654,381	$851,446,122	$61,208,259	—

Mid Cap Value Equity Trust
Common Stocks
Consumer Discretionary	$14,943,577	$14,943,577	—	—
Consumer Staples	8,949,841	8,165,792	$784,049	—
Energy	10,671,585	10,671,585	—	—
Financials	25,775,887	25,775,887	—	—
Health Care	13,188,018	13,188,018	—	—
Industrials	20,996,360	20,996,360	—	—
Information Technology	9,444,964	9,444,964	—	—
Materials	10,360,216	10,360,216	—	—
Telecommunication Services	1,703,797	1,703,797	—	—
Utilities	12,803,711	12,803,711	—	—
Convertible Bonds	194,846	—	194,846	—
Warrants	53,286	53,286	—	—
Securities Lending Collateral	16,498,447	16,498,447	—	—
Short-Term Investments	5,943,986	—	5,943,986	—
Total Investments in Securities	$151,528,521	$144,605,640	$6,922,881	—

Mid Value Trust
Common Stocks
Consumer Discretionary	$87,586,725	$84,893,504	$2,693,221	—
Consumer Staples	71,424,342	71,424,342	—	—
Energy	62,223,782	62,223,782	—	—
Financials	199,466,915	199,466,915	—	—
Health Care	49,978,262	49,978,262	—	—
Industrials	64,830,762	64,830,762	—	—
Information Technology	42,105,227	42,105,227	—	—
Materials	50,670,408	50,670,408	—	—
Telecommunication Services	7,522,523	7,522,523	—	—
Utilities	54,766,250	54,766,250	—	—
Preferred Securities	793,500	793,500	—	—
Convertible Bonds
Financials	734,519	—	734,519	—
Materials	406,979	—	406,979	—
Securities Lending Collateral	164,535,393	164,535,393	—	—
Short-Term Investments	56,382,605	56,382,605	—	—
Total Investments in Securities	$913,428,192	$909,593,473	$3,834,719	—

Mutual Shares Trust
Common Stocks
Consumer Discretionary	$53,837,472	$42,367,207	$11,470,265	—
Consumer Staples	118,418,649	80,369,860	38,048,789	—
Energy	65,023,148	50,969,636	14,053,512	—
Financials	94,052,541	75,866,263	14,885,430	$3,300,848
Health Care	73,923,291	73,923,291	—	—
Industrials	31,808,426	25,556,600	6,251,826	—
Information Technology	47,272,804	45,678,316	1,594,488	—
Materials	20,238,478	13,218,405	7,020,073	—
Telecommunication Services	12,500,529	—	12,500,529	—
Utilities	19,716,649	11,836,361	7,880,288	—

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

	Total Market Value at 06/30/12	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Mutual Shares Trust (continued)
Corporate Bonds
Consumer Discretionary	$1,168,890	—	$1,168,890	—
Energy	892,643	—	892,643	—
Financials	1,611,034	—	1,611,034	—
Utilities	4,888,330	—	4,888,330	—
Convertible Bonds
Financials	2,172,930	—	2,172,930	—
Term Loans
Consumer Discretionary	7,195,758	—	7,195,758	—
Financials	4,758,726	—	4,758,726	—
Utilities	4,452,462	—	4,452,462	—
Securities Lending Collateral	21,754,656	$21,754,656	—	—
Short-Term Investments	37,248,763	—	37,248,763	—
Total Investments in Securities	$622,936,179	$441,540,595	$178,094,736	$3,300,848
Other Financial Instruments:
Forward Foreign Currency Contracts	$1,685,173	—	$1,685,173	—

Natural Resources Trust
Common Stocks
Energy	$114,292,560	$97,699,303	$16,593,257	—
Materials	57,861,667	32,948,646	24,913,021	—
Warrants	1,857,046	—	1,857,046	—
Rights	73,502	73,502	—	—
Securities Lending Collateral	26,428,283	26,428,283	—	—
Short-Term Investments	7,700,000	—	7,700,000	—
Total Investments in Securities	$208,213,058	$157,149,734	$51,063,324	—

Science & Technology Trust
Common Stocks
Consumer Discretionary	$18,174,340	$18,174,340	—	—
Health Care	4,884,391	4,884,391	—	—
Industrials	1,873,714	1,873,714	—	—
Information Technology	315,282,009	291,310,493	$23,904,182	$67,334
Materials	3,643,148	3,643,148	—	—
Telecommunication Services	1,100,802	—	1,100,802	—
Preferred Securities
Information Technology	3,780,880	—	—	3,780,880
Securities Lending Collateral	38,991,352	38,991,352	—	—
Short-Term Investments	14,930,610	970,610	13,960,000	—
Total Investments in Securities	$402,661,246	$359,848,048	$38,964,984	$3,848,214

Small Cap Growth Trust
Common Stocks
Consumer Discretionary	$83,859,220	$83,859,220	—	—
Consumer Staples	7,940,446	7,940,446	—	—
Energy	21,134,060	21,134,060	—	—
Financials	22,990,551	22,990,551	—	—
Health Care	72,340,278	70,658,083	$1,682,195	—
Industrials	60,846,908	60,846,908	—	—
Information Technology	103,636,312	103,636,312	—	—
Materials	7,832,465	7,832,465	—	—
Investment Companies
Financials	14,850,155	14,850,155	—	—
Securities Lending Collateral	112,917,582	112,917,582	—	—
Short-Term Investments	12,500,000	—	12,500,000	—
Total Investments in Securities	$520,847,977	$506,665,782	$14,182,195	—

Small Cap Opportunities Trust
Common Stocks
Consumer Discretionary	$24,598,266	$24,598,266	—	—
Consumer Staples	5,739,234	5,739,234	—	—

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

	Total Market Value at 06/30/12	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Small Cap Opportunities Trust (continued)
Energy	$10,312,067	$10,312,067	—	—
Financials	34,411,440	34,411,440	—	—
Health Care	13,579,662	13,568,723	—	$10,939
Industrials	25,027,890	25,023,795	—	4,095
Information Technology	24,374,251	24,374,251	—	—
Materials	12,744,793	12,744,793	—	—
Telecommunication Services	830,111	830,111	—	—
Utilities	1,185,729	1,185,729	—	—
Preferred Securities
Energy	3,746	—	$3,746	—
Securities Lending Collateral	37,237,193	37,237,193	—	—
Short-Term Investments	3,354,948	3,354,948	—	—
Total Investments in Securities	$193,399,330	$193,380,550	$3,746	$15,034

Smaller Company Growth Trust
Common Stocks
Consumer Discretionary	$26,187,894	$26,187,894	—	—
Consumer Staples	5,547,788	5,547,788	—	—
Energy	18,132,144	18,132,144	—	—
Financials	16,616,978	16,616,978	—	—
Health Care	36,455,964	36,455,235	—	$729
Industrials	36,041,463	36,041,463	—	—
Information Technology	49,164,456	49,164,456	—	—
Materials	9,486,166	9,486,166	—	—
Telecommunication Services	7,070,951	7,070,951	—	—
Utilities	24,677	24,677	—	—
Warrants
Energy	564	—	$564	—
Securities Lending Collateral	53,302,841	53,302,841	—	—
Short-Term Investments	7,643,595	4,365,595	3,278,000	—
Total Investments in Securities	$265,675,481	$262,396,188	$3,278,564	$729
Other Financial Instruments:
Futures	$66,930	$66,930	—	—

Strategic Allocation Trust
Corporate Bonds	$27,987,805	—	$27,987,805	—
Short-Term Investments	27,991,852	—	27,991,852	—
Total Investments in Securities	$55,979,657	—	$55,979,657	—
Other Financial Instruments:
Futures	$3,213,966	$3,213,966	—	—
Forward Foreign Currency Contracts	$76,717	—	$76,717	—

Utilities Trust
Common Stocks
Consumer Discretionary	$23,396,948	$22,015,506	$1,381,442	—
Energy	26,662,428	26,662,428	—	—
Telecommunication Services	31,937,615	16,941,852	14,995,763	—
Utilities	89,634,120	62,952,893	26,681,227	—
Preferred Securities	8,005,774	8,005,774	—	—
Corporate Bonds
Energy	1,119,150	—	1,119,150	—
Utilities	2,059,500	—	2,059,500	—
Convertible Bonds
Consumer Discretionary	1,327,560	—	1,327,560	—
Telecommunication Services	1,305,764	—	1,305,764	—
Securities Lending Collateral	18,064,390	18,064,390	—	—
Commercial Paper	5,348,991	—	5,348,991	—
Warrants	165,214	165,214	—	—
Total Investments in Securities	$209,027,454	$154,808,057	$54,219,397	—
Other Financial Instruments:
Forward Foreign Currency Contracts	$159,031	—	$159,031	—

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

	Total Market Value at 06/30/12	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Value Trust
Common Stocks
Consumer Discretionary	$57,008,166	$57,008,166	—	—
Consumer Staples	28,419,364	28,419,364	—	—
Energy	31,208,338	31,208,338	—	—
Financials	87,401,703	87,401,703	—	—
Health Care	26,153,865	26,153,865	—	—
Industrials	35,313,919	35,313,919	—	—
Information Technology	62,943,770	62,943,770	—	—
Materials	32,402,241	32,402,241	—	—
Telecommunication Services	18,563,547	18,563,547	—	—
Utilities	28,744,648	28,744,648	—	—
Preferred Securities	2,623,500	—	$2,623,500	—
Convertible Bonds	4,724,685	—	4,724,685	—
Short-Term Investments	44,769,665	44,769,665	—	—
Total Investments in Securities	$460,277,411	$452,929,226	$7,348,185	—

The following tables show a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value of the Portfolios. Transfers into or out of Level 3 represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period and in all cases were transferred into or out of Level 2. Securities were transferred into Level 3 because a lack of observable market data which resulted from an absence of market activity for these securities. In addition, securities were transferred from Level 3 since observable market data became available due to the increased market activity of these securities.

Financial Services Trust
	Financials	Materials
Balance as of 12-31-11	$15,244,783	$208,484
Realized gain (loss)	—	—
Changed in unrealized appreciation (depreciation)	(4,208,782)	(208,484)
Purchases	—	—
Sales	(8,486,790)	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—
Balance as of 6-30-12	$2,549,211	—
Change in unrealized at period end*	$62,745	—

Science & Technology Trust
Information Technology
Balance as of 12-31-11	$4,749,134
Realized gain (loss)	—
Changed in unrealized appreciation (depreciation)	—
Purchases	956,381
Sales	—
Transfers into Level 3	—
Transfers out of Level 3	(1,857,301)
Balance as of 6-30-12	$3,848,214
Change in unrealized at period end*	—

*	Change in unrealized appreciation (depreciation) attributable to level 3 securities held at the period end. This balance is included in the change in unrealized appreciation (depreciation) on the Statement of Operations.

Repurchase agreements.  The Portfolios may enter into repurchase agreements. When a Portfolio enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Portfolio’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline. Collateral for certain tri-party repurchase agreements is held at a third-party custodian bank in a segregated account for the benefit of the Portfolios.

Term loans (Floating rate loans).  Certain Portfolios may invest in term loans, which often include debt securities that are rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

A Portfolio’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. A Portfolio’s failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason, would adversely affect the Portfolio’s income and would likely reduce the value of its assets. Because many term loans are not rated by independent credit rating agencies, a decision to invest in a particular loan

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

could depend exclusively on the subadviser’s credit analysis of the borrower and/or term loan agents. A Portfolio may have limited rights to enforce the terms of an underlying loan.

At June 30, 2012, Mutual Shares Trust had $323,666 in unfunded loan commitments outstanding.

Security transactions and related investment income.  Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the Portfolios become aware of the dividends. Income and capital gain distributions from underlying funds are recorded on ex-date. Foreign taxes are provided for based on the Portfolios’ understanding of the tax rules and rates that exist in the foreign markets in which they invest. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Capital commitments.  Financial Services Trust may enter into agreements relating to certain capital commitments and may be obligated to perform under such agreements at a future date. Capital commitments are monitored for impairment and any unrealized appreciation (depreciation) is included in the Statements of Assets and Liabilities and the Statements of Operations. At June 30, 2012, the Portfolios had unfunded commitments of $2,041,121. In addition, there was no unrealized appreciation (depreciation) associated with these commitments.

Real estate investment trusts.  The Portfolios may invest in real estate investment trusts (REITs) and, as a result, will estimate the components of distributions from these securities. Such estimates are revised when actual components of distributions are known. Distributions from REITs received in excess of income may be recorded as a reduction of cost of investments and/or as a realized gain.

Securities lending.  Certain Portfolios may lend securities to earn additional income. They receive cash collateral from the borrower in an amount not less than the market value of the loaned securities. The Portfolios will invest their collateral in JHCIT, an affiliate of the Portfolios, and as a result, the Portfolios will receive the benefit of any gains and bear any losses generated by JHCIT. Although risk of the loss of the securities lent is mitigated by holding the collateral, the Portfolios could experience a delay in recovering securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value. The Portfolios may receive compensation for lending securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Net income received from JHCIT is a component of securities lending income as recorded on the Statements of Operations.

Foreign currency translation.  Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Portfolios that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Funds investing in a single country or in a limited geographic region tend to be riskier than funds that invest more broadly. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs) and accounting standards. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Foreign taxes.  The Portfolios may be subject to withholding tax on income or capital gains or repatriation taxes as imposed by certain countries in which they invest. Taxes are accrued based upon net investment income, net realized gains or net unrealized appreciation.

Line of credit.  The Portfolios may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to a Portfolio to make properly authorized payments. The Portfolios are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any Portfolio property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the Portfolios and other affiliated funds have entered into an agreement with Citibank N.A. which enables them to participate in a $200 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statements of Operations. For the six months ended June 30, 2012, the Portfolios had no borrowings under the line of credit.

Expenses.  Within the John Hancock Funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations.   Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, are calculated daily for each class, based on the net asset value of the class and the applicable specific expense rates.

Federal income taxes.  The Portfolios intend to continue to qualify as regulated investment companies by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Under the Regulated Investment Company Modernization Act of 2010, the Portfolios are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

For federal income tax purposes, certain Portfolios have capital loss carryforwards available to offset future net realized capital gains as of December 31, 2011. The following table details the capital loss carryforward available as of December 31, 2011:

					NO EXPIRATION DATE
PORTFOLIO	2015	2016	2017	2018	SHORT TERM	LONG TERM
All Cap Core Trust	—	$183,731,779	$212,244,607	—	—	—
American Asset Allocation Trust	—	—	—	$30,632,576	—	$27,287,910
American Blue Chip Income and Growth Trust	—	—	2,978	5,902	—	7,662,172
American Global Growth Trust	—	—	4,448,646	4,007,941	—	4,894,099
American Global Small Capitalization Trust	—	—	—	5,869,264	—	2,510,887
American Growth Trust	—	—	19,048,054	13,715,715	—	13,392,453
American Growth-Income Trust	—	—	6,761,535	22,058,724	—	20,889,983
American High-Income Bond Trust	—	762,098	28,725	—	—	—
American International Trust	—	—	3,108,508	6,927,959	—	9,556,295
American New World Trust	—	—	842,630	364,550	—	434,462
Blue Chip Growth Trust	—	21,749,642	342,278,083	—	—	—
Capital Appreciation Trust	—	107,097,536	57,485,023	—	—	—
Equity-Income Trust	—	—	129,469,702	—	—	—
Financial Services Trust	—	—	1,819,266	—	—	—
Franklin Templeton Founding Allocation Trust	—	—	35,829,837	43,590,851	—	34,615,014
Fundamental All Cap Core Trust	—	17,370,359	309,261,334	—	—	—
Fundamental Holdings Trust	—	—	7,730,915	15,261,096	—	12,313,065
Fundamental Large Cap Value Trust	—	200,019,060	188,786,900	—	—	—
Fundamental Value Trust	$295,295,379	186,635,162	210,530,383	—	—	—
Global Trust	—	—	46,222,198	12,321,700	—	—
Global Diversification Trust	—	—	8,133,082	14,199,916	—	4,182,662
Growth Equity Trust	—	—	56,812,412	—	—	—
International Core Trust	—	—	158,078,334	20,744,500	—	—
International Opportunities Trust	—	127,143,861	143,999,317	—	—	—
International Small Company Trust	—	187,248,608	157,081,665	6,569,935	—	5,805,790
International Value Trust	3,500,796	145,200,688	268,676,893	—	—	—
Mid Cap Stock Trust	—	—	38,261,517	—	—	—
Mutual Shares Trust	—	26,599,898	56,481,327	—	—	—
Natural Resources Trust	—	—	118,032,509	—	—	—
Real Estate Securities Trust	9,199,543	439,158,754	189,638,704	—	—	—
Science & Technology Trust	—	9,259,887	36,095,921	—	—	—
Small Cap Opportunities Trust	—	3,155,065	56,849,859	—	—	—
Small Company Growth Trust	—	—	48,756,376	—	—	—
Small Company Value Trust	—	—	29,133,156	—	—	—
U.S. Equity Trust	—	67,651,533	80,106,502	—	—	—
Utilities Trust	—	—	25,743,898	3,315,740	—	—
Value Trust	—	—	28,216,587	—	—	—

As of December 31, 2011, the Portfolios had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The Portfolios’ federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

The costs of investments owned on June 30, 2012, including short-term investments, for federal income tax purposes, were as follows:

Portfolio	Aggregate Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
All Cap Core Trust	$362,017,324	$24,853,203	($6,698,027)	$18,155,176
All Cap Value Trust	540,043,270	34,607,162	(18,748,397)	15,858,765
Alpha Opportunities Trust	963,656,514	47,872,925	(32,732,726)	15,140,199
American Asset Allocation Trust	1,314,962,423	308,501,208	—	308,501,208
American Blue Chip Income and Growth Trust	231,416,153	31,707,087	—	31,707,087
American Global Growth Trust	185,330,028	—	(21,392,516)	(21,392,516)
American Global Small Capitalization Trust	104,767,563	—	(17,220,578)	(17,220,578)
American Growth Trust	1,095,376,350	14,430,823	—	14,430,823
American Growth-Income Trust	987,583,055	55,463,149	—	55,463,149
American High-Income Bond Trust	101,608,865	—	(3,266,042)	(3,266,042)
American International Trust	815,049,720	—	(128,452,986)	(128,452,986)
American New World Trust	85,614,845	—	(11,148,806)	(11,148,806)
Blue Chip Growth Trust	1,327,637,771	515,237,877	(24,689,330)	490,548,547
Capital Appreciation Trust	879,316,019	238,332,626	(18,336,746)	219,995,880
Capital Appreciation Value Trust	308,040,717	26,061,080	(4,484,152)	21,576,928
Core Allocation Plus Trust	180,087,694	9,440,003	(5,413,182)	4,026,821
Core Fundamental Holdings Trust	296,664,895	25,208,586	(1,916,355)	23,292,231

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

Portfolio	Aggregate Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Core Global Diversification Trust	$309,388,686	$10,793,448	($8,784,627)	$2,008,821
Disciplined Diversification Trust	208,654,194	44,420,930	(15,007,759)	29,413,171
Emerging Markets Value Fund	1,135,095,387	143,210,188	(198,092,586)	(54,882,398)
Equity-Income Trust	1,898,096,567	383,861,652	(117,871,156)	265,990,496
Financial Services Trust	152,619,511	17,909,465	(17,845,105)	64,360
Franklin Templeton Founding Allocation Trust	1,310,771,255	6,068,760	(113,567,813)	(107,499,053)
Fundamental All Cap Core Trust	1,275,746,349	95,356,453	(148,785,066)	(53,428,613)
Fundamental Holdings Trust	906,005,593	145,939,048	—	145,939,048
Fundamental Large Cap Value Trust	501,032,647	30,606,045	(28,506,674)	2,099,371
Fundamental Value Trust	1,371,735,876	290,351,698	(92,890,078)	197,461,620
Global Trust	718,094,862	55,640,787	(170,218,207)	(114,577,420)
Global Diversification Trust	710,378,013	35,315,218	—	35,315,218
Growth Equity Trust	395,345,509	73,420,219	(11,682,425)	61,737,794
Health Sciences Trust	144,855,878	49,143,428	(9,577,860)	39,565,568
Heritage Trust	130,820,657	26,165,459	(2,467,560)	23,697,899
International Core Trust	788,659,998	42,468,602	(116,193,142)	(73,724,540)
International Growth Stock Trust	275,731,034	14,299,375	(15,953,367)	(1,653,992)
International Opportunities Trust	383,129,339	23,398,306	(19,324,626)	4,073,680
International Small Company Trust	115,783,125	12,891,221	(31,360,497)	(18,469,276)
International Value Trust	1,230,765,446	59,211,266	(262,166,444)	(202,955,178)
Lifestyle Balanced PS Series	120,432,908	4,537,632	(299,113)	4,238,519
Lifestyle Conservative PS Series	43,330,702	1,230,894	(20,612)	1,210,282
Lifestyle Growth PS Series	130,431,088	6,427,427	(586,791)	5,840,636
Lifestyle Moderate PS Series	58,727,621	2,134,521	(56,851)	2,077,670
Mid Cap Stock Trust	857,247,633	92,326,082	(36,919,334)	55,406,748
Mid Cap Value Equity Trust	139,466,840	16,422,446	(4,360,765)	12,061,681
Mid Value Trust	873,234,510	90,201,968	(50,008,286)	40,193,682
Mutual Shares Trust	592,034,386	83,221,657	(52,319,864)	30,901,793
Natural Resources Trust	244,686,614	3,839,327	(40,312,883)	(36,473,556)
Real Estate Securities Trust	374,206,558	55,252,227	(655,331)	54,596,896
Science & Technology Trust	417,614,892	33,661,944	(48,615,590)	(14,953,646)
Small Cap Growth Trust	496,735,016	42,557,824	(18,444,863)	24,112,961
Small Cap Opportunities Trust	172,127,014	32,055,277	(10,782,961)	21,272,316
Small Cap Value Trust	584,124,340	128,241,633	(10,331,321)	117,910,312
Small Company Growth Trust	114,775,302	21,600,120	(4,185,843)	17,414,277
Small Company Value Trust	381,978,390	90,073,203	(28,496,127)	61,577,076
Smaller Company Growth Trust	244,606,102	31,045,917	(9,976,538)	21,069,379
Strategic Allocation Trust	56,465,448	8,742	(494,533)	(485,791)
U.S. Equity Trust	836,918,627	138,918,162	(6,660,508)	132,257,654
Utilities Trust	196,166,100	24,739,476	(11,878,122)	12,861,354
Value Trust	431,347,561	43,925,551	(14,995,701)	28,929,850

Distribution of income and gains.  Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Portfolios generally declare and pay dividends and capital gain distributions, if any, at least annually.

Distributions paid by the Portfolios with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to foreign currency transactions, net operating losses, expiration of capital loss carryforwards, wash sale loss deferrals, merger related transactions, litigation proceeds, passive foreign investment companies, partnerships, derivative transactions, amortization and accretion on debt securities, characterization of distributions, real estate investment trusts and character of distributions received from portfolio investments.

New accounting pronouncement.  In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-11 (ASU 2011-11), Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statements of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods. ASU 2011-11 may result in additional disclosure relating to the presentation of derivatives and certain other financial instruments.

3.  DERIVATIVE INSTRUMENTS The Portfolios may invest in derivatives in order to meet their investment objectives. The use of derivatives may involve risks different from, or potentially greater than, the risks associated with investing directly in securities. Specifically, the Portfolios are exposed to the risk that the counterparty to an over-the-counter (OTC) derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction. If the counterparty defaults, the Portfolios will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that the Portfolios will succeed in enforcing them.

Futures.  A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates and potential losses in excess of the amounts recognized on the Statements of Assets and Liabilities.

Upon entering into a futures contract, the Portfolios are required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is generally based on a percentage of the contract value; this amount is the initial margin for the trade. The margin deposit must then be maintained at the established level over the life of the contract. Futures collateral receivable/payable is included on the Statements of Assets and Liabilities. Futures contracts are marked-to-market daily and an appropriate payable or receivable for the change in value (variation margin) and unrealized gain or loss is recorded by the Portfolios. When the contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The following tables summarize the contracts held at June 30, 2012, and the range of futures contracts notional amounts held by the Portfolios during the six months ended June 30, 2012. In addition, the tables detail how the Portfolios used futures contracts during the six months ended June 30, 2012.

All Cap Core Trust

The Portfolio used futures contracts to maintain diversity and liquidity of the Portfolio and as a substitute for securities purchased. During the six months ended June 30, 2012, the Portfolio held futures contracts with total notional values ranging from approximately $2.9 million to $3.9 million, as measured at each quarter end.

PORTFOLIO	OPEN CONTRACTS	NUMBER OF CONTRACTS	POSITION	EXPIRATION DATE	VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
All Cap Core Trust	Russell 2000 Mini Index Futures	5	Long	Sep 2012	$397,700	$14,500
	S&P 500 E-Mini Index Futures	52	Long	Sep 2012	3,526,640	89,440
						$103,940

Core Allocation Plus Trust

The Portfolio used futures contracts to manage against anticipated changes in securities markets, manage duration of the Portfolio, manage against anticipated interest rate changes and as a substitute for securities purchased. During the six months ended June 30, 2012, the Portfolio held futures contracts with total notional values ranging from approximately $34.0 million to $39.8 million, as measured at each quarter end.

PORTFOLIO	OPEN CONTRACTS	NUMBER OF CONTRACTS	POSITION	EXPIRATION DATE	VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Core Allocation Plus Trust	Dow Jones Euro STOXX 50 Index Futures	127	Long	Sep 2012	$3,624,200	$194,983
	MSCI EAFE E-Mini Index Futures	146	Long	Sep 2012	10,393,740	518,982
	S&P 500 E-Mini Index Futures	33	Long	Sep 2012	2,238,060	56,707
	U.K. Long Gilt Bond Futues	3	Long	Sep 2012	559,633	2,004
	U.S. Treasury 30-Year Bond Futures	16	Long	Sep 2012	2,367,500	3,592
	U.S. Treasury 10-Year Note Futures	8	Long	Sep 2012	1,067,000	2,697
	U.S. Treasury 5-Year Note Futures	37	Long	Sep 2012	4,586,844	6,278
	10-Year Australian Treasury Bond Futures	6	Short	Sep 2012	(770,436)	2,861
	U.S. Treasury 5-Year Note Futures	40	Short	Sep 2012	(4,958,750)	3,406
	U.S. Treasury 10-Year Note Futures	13	Short	Sep 2012	(1,733,875)	2,950
	Ultra Long U.S. Treasury Bond Futures	10	Short	Sep 2012	(1,668,438)	(25,176)
						$769,284

Disciplined Diversification Trust

The Portfolio used futures contracts to maintain diversity and liquidity of the Portfolio. During the six months ended June 30, 2012, the Portfolio held futures contracts with total values up to approximately $5.6 million, as measured at each quarter end. At June 30, 2012, the Portfolio held no futures contracts.

International Core Trust

The Portfolio used futures contracts as a substitute for securities purchased. During the six months ended June 30, 2012, the Portfolio held futures contracts with total notional values ranging from approximately $44.2 million to $58.4 million, as measured at each quarter end.

DERIVATIVE INSTRUMENTS, CONTINUED

PORTFOLIO	OPEN CONTRACTS	NUMBER OF CONTRACTS	POSITION	EXPIRATION DATE	VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
International Core Trust
	CAC 40 Index Futures	1	Long	Jul 2012	$40,395	$1,833
	DAX Index Futures	31	Long	Sep 2012	6,288,155	164,970
	FTSE 100 Index Futures	52	Long	Sep 2012	4,497,923	65,433
	FTSE MIB Index Futures	127	Long	Sep 2012	11,488,151	1,162,056
	IBEX 35 Index Futures	1	Long	Jul 2012	88,407	6,772
	SGX MSCI Singapore Index Futures	60	Long	Jul 2012	3,146,004	94,198
	TOPIX Index Futures	132	Long	Sep 2012	12,698,818	1,260,612
	ASX SPI 200 Index Futures	39	Short	Sep 2012	(4,048,529)	19,846
	S&P TSE 60 Index Futures	124	Short	Sep 2012	(16,111,109)	(290,504)
						$2,485,216

Smaller Company Growth Trust

The Portfolio used futures contracts as a substitute for securities purchased. During the six months ended June 30, 2012, the Portfolio held futures contracts with total notional values ranging from approximately $1.1 million to $1.6 million, as measured at each quarter end.

PORTFOLIO	OPEN CONTRACTS	NUMBER OF CONTRACTS	POSITION	EXPIRATION DATE	VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Smaller Company Growth Trust	Russell 2000 Mini Index Futures	20	Long	Sep 2012	$1,590,800	$66,930
						$66,930

Strategic Allocation Trust

The Portfolio used futures contracts to manage duration of the Portfolio, manage against anticipated interest rate changes, maintain diversity and liquidity of the Portfolio and as a substitute for securities purchased. During the six months ended June 30, 2012, the Portfolio held futures contracts with total notional values ranging from approximately $56.2 million to $77.5 million, as measured at each quarter end.

PORTFOLIO	OPEN CONTRACTS	NUMBER OF CONTRACTS	POSITION	EXPIRATION DATE	VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Strategic Allocation Trust	Euro STOXX 50 Index Futures	221	Long	Sep 2012	$6,306,679	$378,139
	FTSE 100 Index Futures	80	Long	Sep 2012	6,946,820	185,264
	Russell 2000 Mini Index Futures	51	Long	Sep 2012	4,056,540	173,013
	S&P 500 E-Mini Index Futures	701	Long	Sep 2012	47,541,820	1,651,382
	S&P MidCap E-Mini Index Futures	63	Long	Sep 2012	5,918,850	131,181
	TOPIX Index Futures	69	Long	Sep 2012	6,708,047	694,987
						$3,213,966

Value Trust

The Portfolio used futures contracts as a substitute for securities purchased. During the six months ended June 30, 2012, the Portfolio held futures contracts with total notional values up to $110.3 million. At June 30, 2012, the Portfolio held no futures contracts.

Forward foreign currency contracts.  A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral, the risk that currency movements will not occur thereby reducing a Portfolio’s total return, and the potential for losses in excess of the amounts recognized on the Statements of Assets and Liabilities.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the Portfolios as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

The following tables summarize the contracts held at June 30, 2012, and the range of notional contract amounts held by the Portfolios during the six months ended June 30, 2012. In addition, the tables detail how the Portfolios used forward foreign currency contracts during the six months ended June 30, 2012.

Capital Appreciation Value Trust

The Portfolio used forward foreign currency contracts to manage against anticipated currency exchange rate changes. During the six months ended June 30, 2012, the Portfolio held forward foreign currency contracts with total USD notional values ranging up to approximately $2.8 million, as measured at each quarter end. At June 30, 2012, the Portfolio held no forward foreign currency contracts.

Core Allocation Plus Trust

The Portfolio used forward foreign currency contracts to manage against anticipated currency exchange rate changes and gain exposure to foreign currencies. During the six months ended June 30, 2012, the Portfolio held forward foreign currency contracts with USD notional values ranging from approximately $4.8 million to $16.0 million, as measured at each quarter end.

DERIVATIVE INSTRUMENTS, CONTINUED

PORTFOLIO	CURRENCY	PRINCIPAL AMOUNT COVERED BY CONTRACT	PRINCIPAL AMOUNT COVERED BY CONTRACT (USD)	COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Core Allocation Plus Trust	BUYS
	Brazilian Real	433,000	$208,876	Goldman Sachs International	7/3/2012	$6,708
	Brazilian Real	433,000	214,219	UBS AG	7/3/2012	1,365
	Euro	2,705,000	3,385,705	JPMorgan Chase Bank N.A.	9/21/2012	40,024
	Mexican Peso	2,500,000	177,198	HSBC Bank USA	9/19/2012	8,830
			$3,985,998			$56,927
	SELLS
	Brazilian Real	433,000	$214,219	Goldman Sachs International	7/3/2012	($1,365)
	Brazilian Real	433,000	215,939	UBS AG	7/3/2012	355
	Brazilian Real	433,000	207,624	Goldman Sachs International	8/2/2012	(6,628)
	Mexican Peso	2,500,000	180,031	Goldman Sachs International	9/19/2012	(5,997)
			$817,813			($13,635)

Heritage Trust

The Portfolio used forward foreign currency contracts to manage against anticipated currency exchange rate changes. During the six months ended June 30, 2012, the Portfolio held forward foreign currency contracts with USD notional values ranging from approximately $1.1 million to $1.4 million, as measured at each quarter end.

PORTFOLIO	CURRENCY	PRINCIPAL AMOUNT COVERED BY CONTRACT	PRINCIPAL AMOUNT COVERED BY CONTRACT (USD)	COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Heritage Trust	SELLS
	Euro	857,439	$1,071,344	UBS AG	7/31/2012	($13,976)
			$1,071,344			($13,976)

International Core Trust

The Portfolio used forward foreign currency contracts to manage against anticipated currency exchange rate changes. During the six months ended June 30, 2012, the Portfolio held forward foreign currency contracts with USD notional values ranging from approximately $121.3 million to $122.4 million, as measured at each quarter end.

PORTFOLIO	CURRENCY	PRINCIPAL AMOUNT COVERED BY CONTRACT	PRINCIPAL AMOUNT COVERED BY CONTRACT (USD)	COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
International Core Trust	BUYS
	Hong Kong Dollar	22,452,903	$2,894,083	Barclays Bank PLC Wholesale	8/24/2012	$604
	Hong Kong Dollar	36,072,538	4,649,847	Brown Brothers Harriman & Company	8/24/2012	719
	Hong Kong Dollar	16,119,640	2,077,783	JPMorgan Chase Bank	8/24/2012	403
	Hong Kong Dollar	28,717,903	3,701,763	Morgan Stanley & Company International PLC	8/24/2012	625
	Hong Kong Dollar	27,382,382	3,529,692	State Street Bank & Trust Company	8/24/2012	516
	Pound Sterling	1,283,988	2,007,862	Bank of America N.A.	8/24/2012	2,768
	Pound Sterling	972,372	1,526,762	Brown Brothers Harriman & Company	8/24/2012	(4,099)
	Pound Sterling	4,213,301	6,604,349	Deutsche Bank AG	8/24/2012	(6,631)
	Pound Sterling	7,075,397	11,109,576	Mellon Bank N.A.	8/24/2012	(30,027)
	Pound Sterling	2,446,000	3,829,986	Morgan Stanley & Company International PLC	8/24/2012	269
	Pound Sterling	2,053,513	3,219,395	State Street Bank & Trust Company	8/24/2012	(3,745)
	Singapore Dollar	12,098,412	9,491,556	Bank of America N.A.	8/24/2012	59,493
	Singapore Dollar	1,681,803	1,323,212	Brown Brothers Harriman & Company	8/24/2012	4,481
	Singapore Dollar	3,633,545	2,857,999	Mellon Bank N.A.	8/24/2012	10,491
	Singapore Dollar	3,172,496	2,489,128	Royal Bank of Scotland PLC	8/24/2012	15,388
	Singapore Dollar	2,720,643	2,138,265	State Street Bank & Trust Company	8/24/2012	9,537
	Swedish Krona	8,366,112	1,191,589	Bank of America N.A.	8/24/2012	15,564
	Swiss Franc	3,211,200	3,375,318	JPMorgan Chase Bank	8/24/2012	12,397
			$68,018,165			$88,753

DERIVATIVE INSTRUMENTS, CONTINUED

PORTFOLIO	CURRENCY	PRINCIPAL AMOUNT COVERED BY CONTRACT	PRINCIPAL AMOUNT COVERED BY CONTRACT (USD)	COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
International Core Trust (continued)	SELLS
	Australian Dollar	2,746,556	$2,765,340	Bank of America N.A.	8/24/2012	($32,061)
	Australian Dollar	2,644,247	2,679,098	Mellon Bank N.A.	8/24/2012	(14,100)
	Canadian Dollar	5,881,779	5,740,371	Bank of America N.A.	8/24/2012	(30,308)
	Canadian Dollar	5,231,941	5,133,179	Brown Brothers Harriman & Company	8/24/2012	63
	Canadian Dollar	3,483,809	3,405,483	Deutsche Bank AG	8/24/2012	(12,521)
	Canadian Dollar	3,145,812	3,077,732	Mellon Bank NA	8/24/2012	(8,659)
	Canadian Dollar	2,623,189	2,561,295	Royal Bank of Scotland PLC	8/24/2012	(12,345)
	Euro	339,418	428,051	Bank of America N.A.	8/24/2012	(1,675)
	Euro	3,031,639	3,843,148	Brown Brothers Harriman & Company	8/24/2012	4,886
	Euro	2,606,757	3,288,927	JPMorgan Chase Bank	8/24/2012	(11,405)
	Euro	4,072,336	5,146,496	Morgan Stanley & Company International PLC	8/24/2012	(9,359)
	Japanese Yen	84,701,050	1,056,986	Bank of America N.A.	8/24/2012	(3,418)
	Japanese Yen	920,159,782	11,484,154	JPMorgan Chase Bank	8/24/2012	(35,667)
	Japanese Yen	303,914,000	3,793,709	State Street Bank & Trust Company	8/24/2012	(11,103)
			$54,403,969			($177,672)

Mutual Shares Trust

The Portfolio used forward foreign currency contracts to manage against anticipated currency exchange rate changes and maintain diversity and liquidity of the Portfolio. During the six months ended June 30, 2012, the Portfolio held forward foreign currency contracts with USD notional values ranging from approximately $86.5 million to $126.0 million, as measured at each quarter end.

PORTFOLIO	CURRENCY	PRINCIPAL AMOUNT COVERED BY CONTRACT	PRINCIPAL AMOUNT COVERED BY CONTRACT (USD)	COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Mutual Shares Trust	BUYS
	Euro	493,087	$649,011	Bank of America N.A.	7/17/2012	($24,943)
	Euro	768,535	1,009,999	Barclays Bank PLC	7/17/2012	(37,315)
	Euro	2,971,613	3,870,275	Deutsche Bank AG	7/17/2012	(109,299)
	Euro	389,146	490,403	HSBC Bank PLC	7/17/2012	2,113
	Euro	900,286	1,169,642	State Street Bank and Trust Company	7/17/2012	(30,210)
	Japanese Yen	9,292,161	116,174	Deutsche Bank AG	10/22/2012	266
	Japanese Yen	7,840,280	97,543	HSBC Bank PLC	10/22/2012	703
	Swiss Franc	165,528	178,758	Bank of America N.A.	8/10/2012	(4,198)
	Swiss Franc	38,947	41,310	Barclays Bank PLC	8/10/2012	(238)
	Swiss Franc	35,687	37,072	Credit Suisse International	8/10/2012	562
	Swiss Franc	324,429	353,355	Deutsche Bank AG	8/10/2012	(11,223)
	Swiss Franc	21,780	23,500	HSBC Bank PLC	8/10/2012	(532)
			$8,037,042			($214,314)
	SELLS
	Euro	92,378	$117,146	Bank of America N.A.	7/17/2012	$229
	Euro	1,035,046	1,352,568	Barclays Bank PLC	7/17/2012	42,578
	Euro	369,512	467,507	Credit Suisse International	7/17/2012	(161)
	Euro	1,368,558	1,755,097	Deutsche Bank AG	7/17/2012	23,002
	Euro	1,650,014	2,150,930	HSBC Bank PLC	7/17/2012	62,615
	Euro	27,282,934	35,761,924	State Street Bank and Trust Company	7/17/2012	1,231,697
	Japanese Yen	69,110,737	852,167	HSBC Bank PLC	10/22/2012	(13,855)
	Pound Sterling	100,817	156,860	Barclays Bank PLC	8/16/2012	(1,016)
	Pound Sterling	1,365,057	2,133,747	Credit Suisse International	8/16/2012	(3,886)
	Pound Sterling	444,000	698,390	Deutsche Bank AG	8/16/2012	3,101
	Pound Sterling	288,390	448,926	HSBC Bank PLC	8/16/2012	(2,683)
	Pound Sterling	27,619,885	43,694,658	State Street Bank and Trust Company	8/16/2012	442,855
	Swiss Franc	1,375,395	1,506,829	Bank of America N.A.	8/10/2012	56,386
	Swiss Franc	241,796	253,314	Credit Suisse International	8/10/2012	(1,675)
	Swiss Franc	1,446,699	1,585,938	Deutsche Bank AG	8/10/2012	60,300
			$92,936,001			$1,899,487

DERIVATIVE INSTRUMENTS, CONTINUED

Strategic Allocation Trust

The Portfolio used forward foreign currency contracts to manage against anticipated currency exchange rate changes, maintain diversity and liquidity of the Portfolio and gain exposure to foreign currencies. During the six months ended June 30, 2012, the Portfolio held forward foreign currency contracts with USD notional values ranging from approximately $11.3 million to $14.0 million, as measured at each quarter end.

PORTFOLIO	CURRENCY	PRINCIPAL AMOUNT COVERED BY CONTRACT	PRINCIPAL AMOUNT COVERED BY CONTRACT (USD)	COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Strategic Allocation Trust	BUYS
	Euro	3,053,901	$3,808,306	Bank of Nova Scotia	9/5/2012	$58,614
	Euro	478,240	597,403	UBS AG	9/5/2012	8,155
	Pound Sterling	2,908,532	4,512,500	Bank of Nova Scotia	9/5/2012	41,874
	Japanese Yen	361,944,300	4,557,058	UBS AG	9/5/2012	(25,006)
			$13,475,267			$83,637
	SELLS
	Euro	433,200	$541,608	Bank of Montreal	9/5/2012	($6,920)
			$541,608			($6,920)

Utilities Trust

The Portfolio used forward foreign currency contracts to manage against anticipated currency exchange rate changes. During the six months ended June 30, 2012, the Portfolio held forward foreign currency contracts with USD notional values ranging from approximately $29.0 million to $48.0 million, as measured at each quarter end.

PORTFOLIO	CURRENCY	PRINCIPAL AMOUNT COVERED BY CONTRACT	PRINCIPAL AMOUNT COVERED BY CONTRACT (USD)	COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Utilities Trust	BUYS
	Brazilian Real	654,000	$323,762	UBS AG	8/2/2012	($158)
	Euro	12,526	16,193	Barclays Bank PLC	7/13/2012	(340)
	Euro	29,732	37,435	Credit Suisse	7/13/2012	194
	Euro	293,304	384,792	Deutsche Bank AG	7/13/2012	(13,588)
	Euro	20,191	25,681	Goldman Sachs International	7/13/2012	(127)
	Euro	32,594	40,863	Merrill Lynch International Bank, Ltd.	7/13/2012	387
	Euro	359,679	462,760	UBS AG	7/13/2012	(7,551)
	Pound Sterling	52,861	85,392	Citibank, N.A.	7/13/2012	(2,605)
			$1,376,878			($23,788)
	SELLS
	Brazilian Real	4,904,820	$2,428,129	UBS AG	8/2/2012	$1,182
	Euro	761,126	977,249	Barclays Bank PLC	7/13/2012	13,970
	Euro	693,864	909,489	Citibank, N.A.	7/13/2012	31,337
	Euro	1,378,561	1,791,429	Credit Suisse	7/13/2012	46,727
	Euro	650,820	845,449	Deutsche Bank AG	7/13/2012	21,774
	Euro	833	1,092	Goldman Sachs International	7/13/2012	38
	Euro	1,024,182	1,331,748	JPMorgan Chase Bank N.A.	7/13/2012	35,547
	Euro	727,150	943,633	Merrill Lynch International Bank, Ltd.	7/13/2012	23,354
	Euro	1,345,227	1,730,104	UBS AG	7/13/2012	27,590
	Euro	7,004,365	8,746,490	UBS AG	9/17/2012	(123,756)
	Pound Sterling	11,155	17,373	JPMorgan Chase Bank N.A.	7/12/2012	(96)
	Pound Sterling	2,483,485	3,939,832	Barclays Bank PLC	7/13/2012	50,415
	Pound Sterling	2,676,821	4,241,655	Deutsche Bank AG	7/13/2012	49,453
	Pound Sterling	29,163	45,681	JPMorgan Chase Bank N.A.	7/13/2012	9
	Pound Sterling	76,776	122,754	UBS AG	7/13/2012	2,514
	Pound Sterling	45,675	74,293	Citibank, N.A.	7/13/2012	2,761
			$28,146,400			$182,819

Options.  There are two types of options, a put option and a call option. Options are traded either over-the-counter or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase a Portfolio’s exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease a Portfolio’s exposure to such changes. Risks related to the use of options include the loss of the premium, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values, and for written options, potential losses in excess of the amounts recognized on the Statements of Assets and Liabilities.

DERIVATIVE INSTRUMENTS, CONTINUED

When a Portfolio purchases an option, the premium paid by the Portfolio is included in the Portfolio of investments and subsequently “marked-to-market” to reflect current market value. If the purchased option expires, the Portfolio realizes a loss equal to the cost of the option. If a Portfolio exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If a Portfolio exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium paid. If a Portfolio enters into a closing sale transaction, the Portfolio realizes a gain or loss, depending on whether proceeds from the closing sale are greater or less than the original cost. When a Portfolio writes an option, the premium received is included as a liability and subsequently “marked-to-market” to reflect current market value of the option written. Premiums received from writing options that expire unexercised are recorded as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium received reduces the cost basis of the securities purchased by the Portfolio.

During the six months ended June 30, 2012, Health Sciences Trust used purchased options to manage against anticipated changes in securities markets and to gain exposure to certain securities. During the six months ended June 30, 2012, Health Sciences Trust held purchased options with market values ranging up to approximately $36,700, as measured at each quarter end.

The following tables summarize the Portfolios’ written options activities during the six months ended June 30, 2012. In addition, the tables detail how the Portfolios used written option contracts during the six months ended June 30, 2012.

	NUMBER OF CONTRACTS	PREMIUM RECEIVED
Capital Appreciation Value Trust
Outstanding, beginning of period	6,861	$850,611
Options written	9,401	1,281,334
Option closed	(762)	(55,681)
Option exercised	(3,072)	(432,241)
Options expired	(2,828)	(334,337)
Outstanding, end of period	9,600	$1,309,686
Health Sciences Trust
Outstanding, beginning of period	5,691	$3,462,463
Options written	4,561	2,623,211
Option closed	(2,547)	(1,579,033)
Options exercised	(426)	(308,518)
Options expired	(2,871)	(1,519,469)
Outstanding, end of period	4,408	$2,678,654
Mutual Shares Trust
Outstanding, beginning of period	14	$28,350
Options written	30	3,851
Option closed	(14)	(28,350)
Option exercised	—	—
Options expired	(30)	(3,851)
Outstanding, end of period	—	—

Options on Securities

Capital Appreciation Value Trust

The Portfolio used written options gain exposure to certain securities.

PORTFOLIO	NAME OF ISSUER	EXERCISE PRICE	EXPIRATION DATE	NUMBER OF CONTRACTS	PREMIUM	VALUE
Capital Appreciation Value Trust	CALLS
	Accenture PLC	$65.00	Jan 2013	140	$54,264	($26,950)
	AT&T, Inc.	35.00	Jan 2013	330	29,977	(243,750)
	AT&T, Inc.	34.00	Jan 2013	330	43,173	(304,312)
	AT&T, Inc.	32.00	Jan 2013	650	47,136	(50,985)
	AT&T, Inc.	30.00	Jan 2013	541	81,719	(71,445)
	Cisco Systems, Inc.	22.00	Jan 2013	366	30,780	(4,758)
	Cisco Systems, Inc.	17.50	Jan 2013	227	21,337	(27,013)
	Covidien PLC	50.00	Jul 2012	294	54,669	(104,370)
	Dell Inc.	17.50	Jan 2013	526	67,853	(4,997)
	EOG Resources, Inc.	115.00	Jan 2013	13	9,516	(2,424)
	EOG Resources, Inc.	110.00	Jan 2013	13	12,051	(3,581)
	Express Scripts, Inc.	60.00	Jan 2013	4	1,196	(1,036)
	Ingersoll-Rand PLC	40.00	Jan 2013	225	72,150	(117,000)
	JPMorgan Chase & Company	45.00	Sep 2012	130	23,683	(1,105)
	JPMorgan Chase & Company	46.00	Sep 2012	130	18,505	(975)
	JPMorgan Chase & Company	50.00	Jan 2013	518	99,285	(7,770)
	Microsoft Corporation	30.00	Jan 2013	294	43,805	(67,326)
	PepsiCo, Inc.	72.50	Jan 2013	38	6,272	(6,118)
	PepsiCo, Inc.	70.00	Jan 2013	39	9,718	(11,057)
	Pfizer, Inc.	24.00	Jan 2013	913	62,507	(50,672)
	Pfizer, Inc.	22.50	Jan 2013	2632	318,775	(339,528)
	Philip Morris International Inc.	90.00	Jan 2013	64	8,213	(19,392)
	Philip Morris International Inc.	85.00	Jan 2013	63	15,473	(35,123)

DERIVATIVE INSTRUMENTS, CONTINUED

PORTFOLIO	NAME OF ISSUER	EXERCISE PRICE	EXPIRATION DATE	NUMBER OF CONTRACTS	PREMIUM	VALUE
Capital Appreciation Value Trust, continued	CALLS
	Texas Instruments Inc.	$40.00	Jan 2013	148	$12,584	($518)
	The Procter & Gamble Company	65.00	Jan 2013	182	17,770	(17,770)
	The Procter & Gamble Company	70.00	Jan 2013	106	19,098	(3,339)
	The Walt Disney Company	47.00	Oct 2012	113	13,032	(36,725)
	The Walt Disney Company	45.00	Oct 2012	113	22,861	(53,110)
	The Walt Disney Company	46.00	Oct 2012	113	17,361	(44,635)
	The Walt Disney Company	47.00	Jan 2013	115	20,673	(63,250)
	The Walt Disney Company	46.00	Jan 2013	115	25,312	(55,200)
	The Walt Disney Company	45.00	Jan 2013	115	28,938	(47,725)
				9,600	$1,309,686	($1,823,959)

Health Sciences Trust

The Portfolio used written options to manage against anticipated changes in securities and to gain exposure to certain securities.

PORTFOLIO	NAME OF ISSUER	EXERCISE PRICE	EXPIRATION DATE	NUMBER OF CONTRACTS	PREMIUM	VALUE
Health Sciences Trust	CALLS
	Alexion Pharmaceuticals, Inc.	$85.00	Aug 2012	24	$11,568	($37,800)
	Alexion Pharmaceuticals, Inc.	100.00	Jan 2013	21	12,577	(21,420)
	Allergan, Inc.	100.00	Jul 2012	12	1,524	(120)
	Allergan, Inc.	105.00	Jan 2013	11	3,322	(1,705)
	AmerisourceBergen Corp.	40.00	Nov 2012	33	3,531	(5,197)
	Amgen, Inc.	75.00	Jul 2012	36	7,524	(1,386)
	Amgen, Inc.	75.00	Jan 2013	22	4,950	(7,590)
	Amgen, Inc.	80.00	Jan 2013	33	4,226	(5,676)
	Auxilium Pharmaceuticals, Inc.	25.00	Dec 2012	42	7,434	(18,480)
	Biogen Idec, Inc.	135.00	Jan 2013	23	18,561	(41,400)
	Celgene Corp.	70.00	Jul 2012	21	5,680	(409)
	Celgene Corp.	72.50	Jul 2012	32	5,393	(368)
	Celgene Corp.	75.00	Jul 2012	32	3,282	(208)
	Celgene Corp.	85.00	Jul 2012	54	9,469	(243)
	Celgene Corp.	70.00	Oct 2012	32	9,728	(5,424)
	Celgene Corp.	85.00	Jan 2013	54	13,399	(2,349)
	Celgene Corp.	90.00	Jan 2013	76	18,087	(1,900)
	Celgene Corp.	45.00	Dec 2012	4	671	(230)
	DaVita, Inc.	90.00	Jul 2012	26	6,472	(20,280)
	Express Scripts Holding Company	65.00	Jan 2013	32	7,681	(3,760)
	Express Scripts Holding Company	70.00	Jan 2013	14	2,163	(595)
	Gilead Sciences, Inc.	55.00	Aug 2012	64	11,361	(4,704)
	Henry Schein, Inc.	80.00	Jul 2012	11	2,252	(715)
	Henry Schein, Inc.	80.00	Oct 2012	21	5,292	(6,247)
	Incyte Corp.	22.50	Sep 2012	44	5,275	(10,340)
	Incyte Corp.	25.00	Dec 2012	44	5,808	(9,130)
	Intuitive Surgical, Inc.	550.00	Jan 2013	5	14,985	(27,800)
	McKesson Corp.	95.00	Aug 2012	11	1,837	(1,952)
	McKesson Corp.	95.00	Jan 2013	35	7,362	(16,800)
	McKesson Corp.	100.00	Jan 2013	11	3,239	(2,943)
	Merck & Company, Inc.	40.00	Jan 2013	49	6,321	(14,088)
	Monsanto Company	90.00	Jul 2012	24	4,750	(132)
	Monsanto Company	90.00	Jan 2013	12	5,424	(3,870)
	Regeneron Pharmaceuticals, Inc.	175.00	Aug 2012	5	1,985	(38)
	Regeneron Pharmaceuticals, Inc.	135.00	Jan 2013	35	39,563	(29,750)
	Regeneron Pharmaceuticals, Inc.	160.00	Jan 2013	21	17,887	(7,035)
	Regeneron Pharmaceuticals, Inc.	170.00	Jan 2013	21	13,406	(4,935)
	SXC Health Solutions Corp.	95.00	Oct 2012	12	1,524	(13,140)
	SXC Health Solutions Corp.	110.00	Oct 2012	42	7,224	(19,740)
	UnitedHealth Group, Inc.	65.00	Jan 2013	71	10,082	(13,029)
	Valeant Pharmaceuticals International, Inc.	65.00	Jan 2013	85	32,719	(7,650)
	Vertex Pharmaceuticals, Inc.	70.00	Jan 2013	62	22,598	(22,598)
	Zimmer Holdings, Inc.	65.00	Jan 2013	24	5,268	(9,360)
	Zimmer Holdings, Inc.	70.00	Jan 2013	61	9,629	(11,438)
				1,404	$393,033	($413,974)
	PUTS
	Abbott Laboratories	$62.50	Jan 2013	46	$27,231	($11,546)
	Agilent Technologies, Inc.	45.00	Jan 2013	9	8,388	(6,660)
	Alexion Pharmaceuticals, Inc.	80.00	Aug 2012	19	13,338	(2,090)
	Alexion Pharmaceuticals, Inc.	85.00	Aug 2012	14	6,158	(2,205)
	Alexion Pharmaceuticals, Inc.	90.00	Aug 2012	14	9,038	(3,395)

DERIVATIVE INSTRUMENTS, CONTINUED

PORTFOLIO	NAME OF ISSUER	EXERCISE PRICE	EXPIRATION DATE	NUMBER OF CONTRACTS	PREMIUM	VALUE
Health Sciences Trust, continued	PUTS
	Alexion Pharmaceuticals, Inc.	$95.00	Jan 2013	8	$11,336	($6,880)
	Allergan, Inc.	90.00	Jan 2013	6	3,222	(2,940)
	AMERIGROUP Corp.	70.00	Jan 2013	14	15,480	(15,120)
	Amylin Pharmaceuticals, Inc.	20.00	Jan 2013	8	6,776	(820)
	Amylin Pharmaceuticals, Inc.	27.00	Jan 2013	11	5,632	(2,354)
	Baxter International, Inc.	60.00	Jan 2013	19	18,753	(14,535)
	Baxter International, Inc.	65.00	Jan 2013	19	30,342	(24,272)
	Biogen Idec, Inc.	115.00	Jan 2013	33	47,131	(14,520)
	Biogen Idec, Inc.	120.00	Jan 2013	25	45,156	(13,750)
	Biogen Idec, Inc.	135.00	Jan 2013	44	76,866	(40,040)
	Biogen Idec, Inc.	140.00	Jan 2013	45	76,563	(49,275)
	Biogen Idec, Inc.	145.00	Jan 2013	21	41,183	(28,140)
	Bristol-Myers Squibb Company	34.00	Jan 2013	31	6,820	(4,107)
	Bristol-Myers Squibb Company	35.00	Jan 2013	105	34,986	(17,955)
	Celgene Corp.	60.00	Jan 2013	10	5,720	(3,750)
	Celgene Corp.	70.00	Jan 2013	8	6,106	(7,020)
	Celgene Corp.	72.50	Jan 2013	8	7,206	(8,480)
	Centene Corp.	32.50	Dec 2012	15	8,750	(7,800)
	Cerner Corp.	80.00	Jan 2013	11	8,638	(7,920)
	Cerner Corp.	85.00	Jan 2013	11	11,735	(10,010)
	Coventry Health Care, Inc.	35.00	Aug 2012	38	20,785	(14,060)
	Covidien PLC	50.00	Jul 2012	10	5,870	(100)
	CVS Caremark Corp.	45.00	Jan 2013	96	51,915	(23,520)
	CVS Caremark Corp.	50.00	Jan 2013	110	73,797	(54,175)
	DaVita, Inc.	90.00	Jul 2012	2	1,934	(55)
	Edwards Lifesciences Corp.	100.00	Jan 2013	10	8,270	(8,100)
	Edwards Lifesciences Corp.	105.00	Jan 2013	10	11,250	(10,450)
	Edwards Lifesciences Corp.	70.00	Jan 2013	14	12,188	(1,575)
	Eli Lilly & Company	40.00	Jan 2013	127	38,485	(23,050)
	Express Scripts Holding Company	50.00	Jan 2013	14	9,128	(3,241)
	Express Scripts Holding Company	55.00	Jan 2013	24	21,052	(9,780)
	Express Scripts Holding Company	57.50	Jan 2013	23	18,561	(12,247)
	Forest Laboratories, Inc.	35.00	Jan 2013	23	10,856	(5,290)
	Forest Laboratories, Inc.	40.00	Jan 2013	95	56,239	(60,325)
	Gilead Sciences, Inc.	45.00	Aug 2012	4	1,708	(236)
	Gilead Sciences, Inc.	35.00	Jan 2013	15	7,380	(952)
	Gilead Sciences, Inc.	55.00	Jan 2013	18	12,096	(12,060)
	Gilead Sciences, Inc.	60.00	Jan 2013	18	17,522	(19,530)
	Humana, Inc.	85.00	Jan 2013	24	30,111	(26,520)
	Humana, Inc.	97.50	Jan 2013	32	48,233	(65,760)
	Idenix Pharmaceuticals, Inc.	12.50	Jul 2012	14	4,858	(3,360)
	InterMune, Inc.	20.00	Jan 2013	23	15,607	(19,665)
	Intuitive Surgical, Inc.	400.00	Jan 2013	3	11,991	(2,865)
	Johnson & Johnson	67.50	Jan 2013	32	21,343	(9,536)
	Johnson & Johnson	70.00	Jan 2013	69	57,227	(31,050)
	The Medicines Company	25.00	Jan 2013	1	477	(390)
	Medicis Pharmaceutical Corp., Class A	35.00	Jul 2012	34	13,370	(4,675)
	Medicis Pharmaceutical Corp., Class A	45.00	Oct 2012	44	34,090	(47,300)
	Medivation, Inc.	100.00	Jan 2013	4	9,888	(7,800)
	Mednax, Inc.	70.00	Nov 2012	9	7,207	(4,095)
	Medtronic, Inc.	40.00	Jan 2013	45	23,040	(16,650)
	Merck & Company, Inc.	45.00	Jan 2013	48	40,055	(21,720)
	Monsanto Company	80.00	Jul 2012	5	2,760	(415)
	Monsanto Company	75.00	Jan 2013	11	8,077	(4,373)
	Monsanto Company	80.00	Jan 2013	16	26,591	(9,240)
	Nuance Communications, Inc.	25.00	Jan 2013	13	4,841	(4,550)
	Nuance Communications, Inc.	30.00	Jan 2013	35	21,598	(24,675)
	Onyx Pharmaceuticals, Inc.	70.00	Jan 2013	31	30,906	(31,155)
	Onyx Pharmaceuticals, Inc.	75.00	Jan 2013	31	42,400	(41,230)
	Pfizer, Inc.	22.50	Jan 2013	146	39,275	(16,790)
	Pfizer, Inc.	25.00	Jan 2013	194	85,746	(52,089)
	Pfizer, Inc.	27.00	Jan 2013	220	119,521	(100,100)
	Quest Diagnostics, Inc.	60.00	Aug 2012	17	8,959	(3,188)
	Quest Diagnostics, Inc.	65.00	Aug 2012	35	30,519	(19,075)
	Quest Diagnostics, Inc.	60.00	Nov 2012	13	7,127	(4,550)
	Regeneron Pharmaceuticals, Inc.	115.00	Jan 2013	8	14,134	(13,680)
	Regeneron Pharmaceuticals, Inc.	105.00	Jan 2013	18	32,078	(23,040)
	Salix Pharmaceuticals, Ltd.	45.00	Jul 2012	4	1,988	(140)
	Sanofi ADR	41.00	Sep 2012	95	60,126	(29,450)

DERIVATIVE INSTRUMENTS, CONTINUED

PORTFOLIO	NAME OF ISSUER	EXERCISE PRICE	EXPIRATION DATE	NUMBER OF CONTRACTS	PREMIUM	VALUE
Health Sciences Trust, continued	PUTS
	St. Jude Medical, Inc.	$45.00	Jan 2013	17	$15,419	($11,730)
	Stryker Corp.	60.00	Jan 2013	12	13,914	(8,160)
	Stryker Corp.	65.00	Jan 2013	5	7,785	(5,325)
	SXC Health Solutions Corp.	65.00	Jul 2012	12	9,745	(270)
	SXC Health Solutions Corp.	70.00	Oct 2012	23	21,091	(1,898)
	SXC Health Solutions Corp.	105.00	Oct 2012	10	13,220	(12,200)
	Teva Pharmaceutical Industries, Ltd., ADR	45.00	Jan 2013	15	13,755	(9,900)
	Teva Pharmaceutical Industries, Ltd., ADR	50.00	Jan 2013	35	31,657	(38,675)
	Teva Pharmaceutical Industries, Ltd., ADR	52.50	Jan 2013	14	12,523	(18,725)
	Teva Pharmaceutical Industries, Ltd., ADR	55.00	Jan 2013	9	9,783	(14,288)
	UnitedHealth Group, Inc.	55.00	Jan 2013	12	9,239	(4,020)
	Valeant Pharmaceuticals International, Inc.	45.00	Jan 2013	14	10,388	(8,540)
	Valeant Pharmaceuticals International, Inc.	47.00	Jan 2013	14	11,788	(10,150)
	Valeant Pharmaceuticals International, Inc.	50.00	Jan 2013	8	6,286	(7,200)
	Valeant Pharmaceuticals International, Inc.	60.00	Jan 2013	36	44,361	(59,400)
	Vertex Pharmaceuticals, Inc.	45.00	Jan 2013	46	55,521	(16,100)
	Vertex Pharmaceuticals, Inc.	55.00	Jan 2013	10	8,270	(7,900)
	Vertex Pharmaceuticals, Inc.	60.00	Jan 2013	12	13,469	(12,720)
	Vertex Pharmaceuticals, Inc.	65.00	Jan 2013	63	84,184	(88,830)
	Warner Chilcott PLC, Class A	20.00	Jan 2013	26	12,922	(11,180)
	Watson Pharmaceuticals, Inc.	60.00	Aug 2012	12	5,724	(210)
	Watson Pharmaceuticals, Inc.	65.00	Nov 2012	2	1,194	(360)
	Watson Pharmaceuticals, Inc.	80.00	Nov 2012	53	45,721	(46,375)
	WellPoint, Inc.	70.00	Jan 2013	45	36,989	(41,175)
	Zimmer Holdings, Inc.	65.00	Jan 2013	15	17,205	(7,350)
	Zimmer Holdings, Inc.	70.00	Jan 2013	5	7,735	(3,975)
				3,004	$2,285,621	($1,650,112)

Mutual Shares Trust

The Fund used written options to manage against anticipated changes in securities and to maintain diversity and liquidity of the Portfolio. At June 30, 2012, the Portfolio held no options on securities.

Swaps. The Portfolios may enter into interest rate, credit default, and other forms of swap agreements. Swap agreements are agreements between a Portfolio and counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the over-the-counter market (OTC swaps) or may be executed on a registered commodities exchange (exchange-traded swaps). Swaps are marked-to-market daily and the change in value is recorded as a component of unrealized appreciation/depreciation of swap contracts. The value of the swap will typically implicate collateral posting obligations by the party that is considered out-of-the-money on the swap.

Upfront payments made/received by the Portfolios are amortized/accreted for financial reporting purposes, with the unamortized/unaccreted portion included in the Statements of Assets and Liabilities. A termination payment by the counterparty or a Portfolio is recorded as realized gain or loss, as well as the net periodic payments received or paid by a Portfolio.

Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may amount to values that are in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for the swap, or that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. Market risks may also accompany the swap, including interest rate risk. A Portfolio may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.

Credit default swaps. Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by the Buyer), for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor” (the Seller), receiving the premium and agreeing to remedies that are specified within the credit default agreement. The Portfolios may enter into CDS in which they may act as either Buyer or Seller. By acting as the Seller, a Portfolio may incur economic leverage since it would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such case would be reduced by any recovery value on the underlying credit.

During the six months ended June 30, 2012, Core Allocation Plus Trust used CDS as a Buyer of protection to manage against potential credit events. The following table summarizes the credit default swap contracts the Portfolio held at June 30, 2012 as a Buyer of protection. During the six months ended June 30, 2012, the Portfolio held credit default swap contracts with total USD notional amounts ranging from approximately $1.4 million to $3.7 million, as measured at each quarter end.

PORTFOLIO	COUNTERPARTY	REFERENCE OBLIGATION	NOTIONAL AMOUNT	CURRENCY	USD NOTIONAL AMOUNT	(PAY)/ RECEIVE FIXED RATE	MATURITY DATE	UNAMORTIZED UPFRONT PAYMENT PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)	MARKET VALUE
Core Allocation Plus Trust
	Goldman Sachs International	Macys, Inc.	205,000	USD	$205,000	(1.000)%	Mar 2017	$920	$2,662	$3,582
	Goldman Sachs International	CMBX.NA.AM.4	85,000	USD	85,000	(0.500)%	Feb 2051	17,770	(1,202)	16,568
	Goldman Sachs International	CMBX.NA.A.1	30,000	USD	30,000	(0.350)%	Oct 2052	13,563	(290)	13,273
	Goldman Sachs International	ABX.HE.PENAAA.06-2	25,007	USD	25,007	(0.110)%	May 2046	7,542	(1,106)	6,436
	Goldman Sachs International	Everest Reinsurance Holdings, Inc.	50,000	USD	50,000	(1.750)%	Dec 2013	—	(886)	(886)
	Goldman Sachs International	CMBX.NA.AM.3	30,000	USD	30,000	(0.500)%	Dec 2049	7,036	(1,938)	5,098

DERIVATIVE INSTRUMENTS, CONTINUED

PORTFOLIO	COUNTERPARTY	REFERENCE OBLIGATION	NOTIONAL AMOUNT	CURRENCY	USD NOTIONAL AMOUNT	(PAY)/ RECEIVE FIXED RATE	MATURITY DATE	UNAMORTIZED UPFRONT PAYMENT PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)	MARKET VALUE
Core Allocation Plus Trust (continued)
	JPMorgan Chase	CMBX.NA.AM.3	30,000	USD	$30,000	(0.500)%	Dec 2049	$6,064	($966)	$5,098
	JPMorgan Chase	CMBX.NA.AM.3	40,000	USD	40,000	(0.500)%	Dec 2049	8,165	(1,368)	6,797
	JPMorgan Chase	CMBX.NA.A.1	70,000	USD	70,000	(0.350)%	Oct 2052	32,260	(1,289)	30,971
	JPMorgan Chase	CDX-NAHYS18V2-5Y	574,200	USD	574,200	(5.000)%	Jun 2017	37,524	(18,191)	19,333
	Morgan Stanley	CMBX.NA.AM.4	105,000	USD	105,000	(0.500)%	Feb 2051	26,534	(6,068)	20,466
	Morgan Stanley	CMBX.NA.AA.1	85,000	USD	85,000	(0.250)%	Oct 2052	19,771	5,725	25,496
	Morgan Stanley	ABX.HE.AAA.06-1	104,335	USD	104,335	(0.180)%	Jul 2045	10,836	(1,205)	9,631
					$1,433,542			$187,985	($26,122)	$161,863

Implied credit spreads are utilized in determining the market value of CDS agreements in which a Portfolio is the Seller at period end. The implied credit spread generally represents the yield of the instrument above a credit-risk free rate, such as the U.S. Treasury Bond Yield, and may include upfront payments required to be made to enter into the agreement. It also serves as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. Wider credit spreads represent a deterioration of the referenced entity’s credit rating and an increased risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that a Portfolio as the Seller could be required to make under a CDS agreement would be an amount equal to the notional amount of the agreement.

Core Allocation Plus Trust used CDS as a Seller of protection during the six months ended June 30, 2012 to take a long position in the exposure of the benchmark credit event and to gain exposure to security or credit index. The following table summarizes the credit default swap contracts the Portfolio held as of June 30, 2012, where the Portfolio acted as a Seller of protection. During the six months ended June 30, 2012, the Portfolio acted as Seller on credit default swap contracts with total USD notional amounts ranging from approximately $5.1 million to $7.0 million, as measured at each quarter end.

PORTFOLIO	COUNTERPARTY	REFERENCE OBLIGATION	IMPLIED CREDIT SPREAD	NOTIONAL AMOUNT	CURRENCY	USD NOTIONAL AMOUNT	(PAY) / RECEIVE FIXED RATE	MATURITY DATE	UNAMORTIZED UPFRONT PAYMENT PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)	MARKET VALUE
Core Allocation Plus Trust
	Goldman Sachs International	CDX-NAHYS18V2-5Y	n/a	509,850	USD	$509,850	5.000%	Jun 2017	($23,608)	$6,463	($17,145)
	Goldman Sachs International	CDX-NAIGS18V1-5Y	n/a	195,000	USD	195,000	1.000%	Jun 2017	(1,418)	374	(1,044)
	Goldman Sachs International	ITRAXX-EUROPES17V1-5Y	n/a	125,000	EUR	157,144	1.000%	Jun 2017	(5,972)	1,230	(4,742)
	Goldman Sachs International	ITRAXX-EUROPES17V1-5Y	n/a	700,000	EUR	888,019	1.000%	Jun 2017	(28,282)	1,729	(26,553)
	Goldman Sachs International	ITRAXX-XOVERS17V1-5Y	n/a	50,000	EUR	62,858	5.000%	Jun 2017	(4,929)	1,152	(3,777)
	Goldman Sachs International	ITRAXX-XOVERS17V1-5Y	n/a	225,000	EUR	285,435	5.000%	Jun 2017	(17,360)	363	(16,997)
	Goldman Sachs International	ITRAXX-XOVERS17V1-5Y	n/a	25,000	EUR	31,173	5.000%	Jun 2017	(2,345)	443	(1,902)
	Goldman Sachs International	Kingdom of Spain	5.23%	100,000	USD	100,000	1.000%	Sep 2017	(17,621)	28	(17,593)
	Goldman Sachs International	Kohls Corp.	1.72%	205,000	USD	205,000	1.000%	Mar 2017	(6,278)	(304)	(6,582)
	Goldman Sachs International	LCDX.NA.18-V2	n/a	79,200	USD	79,200	2.500%	Jun 2017	(2,944)	1,912	(1,032)
	JPMorgan Chase	ABX.HE.PENAAA.07-2	n/a	28,168	USD	28,168	0.760%	Jan 2038	(17,701)	400	(17,301)
	JPMorgan Chase	CMBX.NA.AA.4	n/a	65,000	USD	65,000	1.650%	Feb 2051	(39,666)	(2,891)	(42,557)
	JPMorgan Chase	CMBX.NA.AA.4	n/a	65,000	USD	65,000	1.650%	Feb 2051	(42,911)	354	(42,557)
	JPMorgan Chase	CMBX.NA.AAA.3	n/a	120,000	USD	120,000	0.080%	Dec 2049	(9,300)	32	(9,268)
	JPMorgan Chase	CMBX.NA.AAA.5	n/a	120,000	USD	120,000	0.350%	Feb 2051	(12,102)	2,810	(9,292)
	JPMorgan Chase	CMBX.NA.AJ.2	n/a	45,000	USD	45,000	1.090%	Mar 2049	(8,794)	(2,392)	(11,186)
	JPMorgan Chase	CMBX.NA.AJ.2	n/a	120,000	USD	120,000	1.090%	Mar 2049	(23,452)	(6,376)	(29,828)
	JPMorgan Chase	CMBX.NA.AJ.3	n/a	40,000	USD	40,000	1.470%	Dec 2049	(12,299)	(2,991)	(15,290)
	JPMorgan Chase	CMBX.NA.AJ.3	n/a	30,000	USD	30,000	1.470%	Dec 2049	(12,298)	830	(11,468)
	JPMorgan Chase	Italian Republic	4.81%	155,000	USD	155,000	1.000%	Sep 2017	(25,023)	43	(24,980)
	Morgan Stanley	CDX-NAIGS18V1-5Y	n/a	1,055,000	USD	1,055,000	1.000%	Jun 2017	(7,354)	1,323	(6,031)
	Morgan Stanley	CMBX.NA.AA.4	n/a	10,000	USD	10,000	1.650%	Feb 2051	(5,649)	(898)	(6,547)
	Morgan Stanley	CMBX.NA.AAA.	n/a	10,000	USD	10,000	0.350%	Feb 2051	(779)	5	(774)
	Morgan Stanley	CMBX.NA.AAA.3	n/a	85,000	USD	85,000	0.080%	Dec 2049	(8,053)	1,573	(6,480)
	Morgan Stanley	ITRAXX-XOVERS17V1-5Y	n/a	100,000	EUR	125,715	5.000%	Jun 2017	(9,601)	2,047	(7,554)
	Morgan Stanley	PRIMEX.ARM.1	n/a	45,072	USD	45,072	4.420%	Jun 2036	1,512	724	2,236
	Morgan Stanley	PrimeX.ARM.2	n/a	142,403	USD	142,403	4.580%	Dec 2037	(10,760)	1,470	(9,290)
	Morgan Stanley	Xerox Corp.	1.85%	325,000	USD	325,000	1.000%	Jun 2016	(3,825)	(6,619)	(10,444)
						$5,100,037			($358,812)	$2,834	($355,978)

Total return swaps. Total return swaps are commitments where one party pays interest in exchange for a market-linked return. One party pays the total return of a specific reference asset or index and in return receives interest payments. To the extent the total return of the underlying asset or index exceeds or falls short of the offsetting interest rate obligation, the Portfolios will receive or make a payment to the counterparty of the commitment.

Core Allocation Plus Trust used total return swaps to express a negative view on inflation expectations. During the six months ended June 30, 2012, the Portfolio held total return swap contracts with USD notional values up to approximately $870 thousand. At June 30, 2012, the Portfolio held no total return swap contracts.

DERIVATIVE INSTRUMENTS, CONTINUED

Fair value of derivative instruments by risk category.  The table below summarizes the fair value of derivatives held by the Portfolios at June 30, 2012 by risk category:

Portfolio	Risk	Statement of Assets and Liabilities Location	Financial Instruments Location	Asset Derivatives Fair Value	Liability Derivatives Fair Value
All Cap Core Trust	Equity contracts	Receivable/payable for futures	Futures†	$103,940	—
	Total			$103,940	—
Capital Appreciation Value Trust	Equity contracts	Written options, at value	Options	—	($1,823,959)
	Total			—	($1,823,959)
Core Allocation Plus Trust	Interest rate contracts	Receivable/payable for futures	Futures†	$23,788	($25,176)
	Equity contracts	Receivable/payable for futures	Futures†	770,672	—
	Credit contracts	Swap contracts, at value	Credit default swaps	164,985	(359,100)
	Foreign currency contracts	Receivable/payable for forward foreign currency exchange contracts	Forward foreign currency contracts	57,282	(13,990)
	Total			$1,016,727	($398,266)
Health Sciences Trust	Equity contracts	Investments in unaffiliated issuers, at value*	Purchased options	$36,676	—
	Equity contracts	Written options, at value	Options	—	($2,064,086)
	Total			$36,676	($2,064,086)
Heritage Trust	Foreign currency contracts	Receivable/payable for forward foreign currency exchange contracts	Forward foreign currency contracts	—	($13,976)
	Total			—	($13,976)
International Core Trust	Equity contracts	Receivable/payable for futures	Futures†	$2,775,720	($290,504)
	Foreign currency contracts	Receivable/payable for forward foreign currency exchange contracts	Forward foreign currency contracts	138,204	(227,123)
	Total			$2,913,924	($517,627)
Mutual Shares Trust	Foreign currency contracts	Receivable/payable for forward foreign currency exchange contracts	Forward foreign currency contracts	$1,926,407	($241,234)
	Total			$1,926,407	($241,234)
Smaller Company Growth Trust	Equity contracts	Receivable/payable for futures	Futures†	$66,930	—
	Total			$66,930	—
Strategic Allocation Trust	Equity contracts	Receivable/payable for futures	Futures†	$3,213,966	—
	Foreign currency contracts	Receivable/payable for forward foreign currency exchange contracts	Forward foreign currency contracts	108,643	($31,926)
	Total			$3,322,609	($31,926)
Utilities Trust	Foreign currency contracts	Receivable/payable for forward foreign currency exchange contracts	Forward foreign currency contracts	$307,252	($148,221)
	Total			$307,252	($148,221)

†	Reflects cumulative appreciation/depreciation on futures as disclosed in Note 3. Only the year end variation margin is separately disclosed in the Statements of Assets and Liabilities.

*	Purchased options are included in the Portfolio’s Investments.

Effect of derivative instruments on the Statements of Operations.  The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended June 30, 2012:

	Statement of Operations Location — Net Realized Gain (Loss) on:
Portfolio	Risk	Investments (Purchased Options)	Written Options	Futures Contracts	Swap Contracts	Foreign Currency Transactions*	Total
All Cap Core Trust	Equity contracts	—	—	$232,415	—	—	$232,415
	Total	—	—	$232,415	—	—	$232,415
Capital Appreciation Value Trust	Equity contracts	—	$384,978	—	—	—	$384,978
	Foreign exchange contracts	—	—	—	—	$35,705	35,705
	Total	—	$384,978	—	—	$35,705	$420,683
Core Allocation Plus Trust	Interest rate contracts	—	—	$45,373	$4,776	—	$50,149
	Equity contracts	—	—	1,010,671	—	—	1,010,671
	Credit contracts	—	—	—	(12,037)	—	(12,037)
	Foreign exchange contracts	—	—	—	—	($165,909)	(165,909)
	Total	—	—	$1,056,044	($7,261)	($165,909)	$882,874
Disciplined Diversification Trust	Equity contracts	—	—	$718,736	—	—	$718,736
	Total	—	—	$718,736	—	—	$718,736
Health Sciences Trust	Equity contracts	($25,502)	$1,158,941	—	—	—	$1,133,439
	Total	($25,502)	$1,158,941	—	—	—	$1,133,439

DERIVATIVE INSTRUMENTS, CONTINUED

	Statement of Operations Location — Net Realized Gain (Loss) on:
Portfolio	Risk	Investments (Purchased Options)	Written Options	Futures Contracts	Swap Contracts	Foreign Currency Transactions*	Total
Heritage Trust	Foreign exchange contracts	—	—	—	—	$41,997	$41,997
	Total	—	—	—	—	$41,997	$41,997
International Core Trust	Equity contracts	—	—	($1,538,076)	—	—	($1,538,076)
	Foreign exchange contracts	—	—	—	—	$1,604,174	1,604,174
	Total	—	—	($1,538,076)	—	$1,604,174	$66,098
Mutual Shares Trust	Equity contracts	—	$30,616	—	—	—	$30,616
	Foreign exchange contracts	—	—	—	—	$3,154,247	3,154,247
	Total	—	$30,616	—	—	$3,154,247	$3,184,863
Smaller Company Growth Trust	Equity contracts	—	—	$12,776	—	—	$12,776
	Total	—	—	$12,776	—	—	$12,776
Strategic Allocation Trust	Equity contracts	—	—	$3,249,038	—	—	$3,249,038
	Foreign exchange contracts	—	—	—	—	($490,833)	(490,833)
	Total	—	—	$3,249,038	—	($490,833)	$2,758,205
Utilities Trust	Foreign exchange contracts	—	—	—	—	$956,225	$956,225
	Total	—	—	—	—	$956,225	$956,225
Value Trust	Equity contracts	—	—	($411,999)	—	—	($411,999)
	Total	—	—	($411,999)	—	—	($411,999)

*	Realized gain/loss associated with forward foreign currency contracts is included in the caption on the Statements of Operations.

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended June 30, 2012:

	Statement of Operations Location — Change in Unrealized Appreciation (Depreciation) of:
Portfolio	Risk	Investments (Purchased Options)	Written Options	Futures Contracts	Swap Contracts	Translation of Assets and Liabilities in Foreign Currencies*	Total
All Cap Core Trust	Equity contracts	—	—	$25,847	—	—	$25,847
	Total	—	—	$25,847	—	—	$25,847
Capital Appreciation Value Trust	Equity contracts	—	($914,206)	—	—	—	($914,206)
	Total	—	($914,206)	—	—	—	($914,206)
Core Allocation Plus Trust	Interest rate contracts	—	—	$36,700	—	—	$36,700
	Equity contracts	—	—	845,429	—	—	845,429
	Credit contracts	—	—	—	($10,250)	—	(10,250)
	Foreign currency contracts	—	—	—	—	$93,442	93,442
	Total	—	—	$882,129	($10,250)	$93,442	$965,321
Health Sciences Trust	Equity contracts	$2,803	($82,320)	—	—	—	($79,517)
	Total	$2,803	($82,320)	—	—	—	($79,517)
Heritage Trust	Foreign currency contracts	—	—	—	—	($27,135)	($27,135)
	Total	—	—	—	—	($27,135)	($27,135)
International Core Trust	Foreign currency contracts	—	—	—	—	($147,919)	($147,919)
	Equity contracts	—	—	$2,466,731	—	—	2,466,731
	Total	—	—	$2,466,731	—	($147,919)	$2,318,812
Mutual Shares Trust	Foreign currency contracts	—	—	—	—	($2,618,202)	($2,618,202)
	Equity contracts	—	$11,130	—	—	—	11,130
	Total	—	$11,130	—	—	($2,618,202)	($2,607,072)
Smaller Company Growth Trust	Equity contracts	—	—	$70,523	—	—	$70,523
	Total	—	—	$70,523	—	—	$70,523
Strategic Allocation Trust	Foreign currency contracts	—	—	—	—	$301,227	$301,227
	Equity contracts	—	—	$1,260,648	—	—	1,260,648
	Total	—	—	$1,260,648	—	$301,227	$1,561,875
Utilities Trust	Foreign currency contracts	—	—	—	—	($542,246)	($542,246)
	Total	—	—	—	—	($542,246)	($542,246)

*	Change in unrealized appreciation/depreciation associated with forward foreign currency contracts is included in the caption on the Statements of Operations.

4.  GUARANTEES AND INDEMNIFICATIONS Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Portfolios. Additionally, in the normal course of business, the Portfolios enter into contracts with service providers that contain general indemnification clauses. The Portfolios’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolios that have not yet occurred. The risk of material loss from such claims is considered remote.

5.  FEES AND TRANSACTIONS WITH AFFILIATES John Hancock Investment Management Services, LLC (the Adviser), serves as investment adviser for the Portfolios. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Portfolios. The Adviser and the Distributor are indirect wholly owned subsidiaries of MFC.

FEES AND TRANSACTIONS WITH AFFILIATES, CONTINUED

Management fee.  The Portfolios have an investment management contract with the Adviser under which the Portfolios pay a daily management fee to the Adviser equivalent, on an annual basis, as detailed below. Aggregate net assets generally include the net assets of the Portfolios and the net assets of a similar fund of John Hancock Funds II (JHF II), unless otherwise noted below. JHF II Funds are advised by the Adviser and are distributed by an affiliate of the Adviser, John Hancock Funds, LLC.

•	All Cap Core Trust and All Cap Value Trust — a) 0.800% of the first $500 million of aggregate net assets and b) 0.750% of the excess over $500 million of aggregate net assets.

•	Alpha Opportunities Trust — a) 1.025% of the first $250 million of aggregate net assets; b) 1.000% of aggregate net assets between $250 million and $500 million; c) 0.975% of aggregate net assets between $500 million and $1 billion; and d) 0.950% of the excess over $1 billion of aggregate net assets.

•	Blue Chip Growth Trust — a) 0.825% of the first $1 billion of aggregate net assets and b) 0.775% of the excess over $1 billion of aggregate net assets. When aggregate net assets exceed $1 billion on any day, the annual rate of advisory fee for that day is 0.800% on the first $1 billion of aggregate net assets.

•	Capital Appreciation Trust — a) 0.850% of the first $300 million of aggregate net assets; b) 0.800% of aggregate net assets between $300 million and $500 million; c) 0.700% of the aggregate net assets between $500 million and $1 billion; and d) 0.670% of the excess over $1 billion of aggregate net assets.

•	Capital Appreciation Value Trust — If net assets are less than $500 million, then the following fee schedule applies: a) 0.950% of the first $250 million of aggregate net assets and b) 0.850% of the excess over $250 million of aggregate net assets. If net assets equal or exceed $500 million but are less than $2 billion, then the following fee schedule shall apply: a) 0.850% of the first $1 billion of aggregate net assets and b) 0.800% of the excess over $1 billion of aggregate net assets. If net assets equal or exceed $2 billion but are less than $3 billion, then the following fee schedule shall apply: a) 0.850% of the first $500 million of aggregate net assets and b) 0.800% of the excess over $500 million of aggregate net assets. If net assets equal or exceed $3 billion, then the advisory fee to be paid is 0.800% of aggregate net assets.

•	Core Fundamental Holdings Trust, Core Global Diversification Trust and Franklin Templeton Founding Allocation Trust — The advisory fee has two components: a) a fee on net assets invested in affiliated funds (Affiliated Fund Assets) and b) a fee on net assets not invested in affiliated funds (Other Assets). Affiliated funds are any Fund of the Trust, John Hancock Funds II (JHF II) and John Hancock Funds III (JHF III) excluding Money Market Trust B, 500 Index Trust B, International Equity Index Trust B and Total Bond Market Trust B. In the case of Core Fundamental Holdings Trust and Core Global Diversification Trust, Affiliated Funds also includes the funds of American Fund Insurance Series. The advisory fee paid on Affiliated Fund Assets is as follows: a) 0.050% of the first $500 million of average net assets and b) 0.040% of the excess over $500 million of average net assets. The advisory fee paid on Other Assets is as follows: a) 0.500% of the first $500 million of average net assets and b) 0.490% of the excess over $500 million of average net assets.

•	Core Allocation Plus Trust — a) 0.915% of the first $500 million of aggregate net assets and b) 0.865% excess over $500 million of aggregate net assets.

•	Disciplined Diversification Trust — a) 0.800% of the first $100 million of average net assets; b) 0.700% of average net assets between $100 million and $1 billion; and c) 0.650% of the excess over $1 billion of average net assets.

•	Emerging Markets Value Trust — a) 1.000% of the first $100 million of aggregate net assets and b) 0.950% of the excess over $100 million of aggregate net assets.

•	Equity-Income Trust — a) 0.825% of the first $1 billion of aggregate net assets and b) 0.775% of the excess over $1 billion of aggregate net assets. When aggregate net assets exceed $1 billion on any day, the annual rate of advisory fee for that day is 0.800% on the first $1 billion of aggregate net assets.

•	Financial Services Trust and Fundamental Value Trust — a) 0.800% of the first $50 million of aggregate net assets; b) 0.775% of aggregate net assets between $50 million and $500 million; and c) 0.750% of the excess over $500 million of aggregate net assets.

•	Fundamental All Cap Core Trust — a) 0.675% of the first $2.5 billion of aggregate net assets and b) 0.650% of the excess over $2.5 billion of aggregate net assets.

•	Fundamental Holdings Trust and Global Diversification Trust — Aggregate net assets include the net assets of the Portfolios and the net assets of similar funds of JHF II for all the funds listed. The daily management fee paid on these assets is a) 0.050% on the first $500 million of aggregate net assets and b) 0.040% of the excess over $500 million of aggregate net assets.

•	Fundamental Large Cap Value Trust — a) 0.700% of the first $500 million of aggregate net assets; b) 0.650% of aggregate net assets between $500 million and $1 billion; and c) 0.600% of the excess over $1 billion of aggregate net assets.

•	Global Trust — Aggregate net assets are the aggregate net assets of Global Trust, International Value Trust, Income Trust, Mutual Shares Trust, JHF II Global Fund, JHF II International Value Fund, JHF II Income Fund, JHF II Mutual Shares Fund and JHF II International Small Cap Fund. The advisory fees paid are as follows: a) 0.850% of the first $1 billion of aggregate net assets and b) 0.800% of the excess over $1 billion of aggregate net assets.

•	Growth Equity Trust — Aggregate net assets are the aggregate net assets of Growth Equity Trust and the John Hancock Funds III Rainier Growth Fund. The advisory fees paid are as follows: a) 0.730% of the first $3 billion of aggregate net assets; b) 0.725% of aggregate nets assets between $3 billion and $6 billion; and c) 0.700% of the excess over $6 billion of aggregate net assets. Prior to June 1, 2012, the advisory fees paid were as follows: a) 0.750% of the first $3 billion of aggregate net assets; b) 0.725% of aggregate nets assets between $3 billion and $6 billion; and c) 0.700% of the excess over $6 billion of aggregate net assets.

•	Health Sciences Trust — a) 1.050% of the first $500 million of aggregate net assets and b) 1.000% of the excess over $500 million of aggregate net assets.

•	Heritage Trust — a) 0.850% of the first $400 million of aggregate net assets; b) 0.825% of aggregate net assets between $400 million and $1 billion; and d) 0.800% of the excess over $1 billion of aggregate net assets.

•	International Core Trust — Aggregate net assets are the aggregate net assets of International Core Trust and JHF III International Core Fund. The advisory fees paid are as follows: a) 0.920% of the first $100 million of aggregate net assets; b) 0.895% of aggregate net assets between $100 million and $1 billion; c) 0.880% of aggregate net assets between $1 billion and $2 billion; d) 0.850% of aggregate net assets between $2 billion and $3 billion; e) 0.825% of aggregate net assets between $3 billion and $4 billion; and f) 0.800% of aggregate net assets in excess over $4 billion.

•	International Growth Stock Trust — a) 0.850% of the first $250 million of aggregate net assets; b) 0.800% of aggregate net assets between $250 million and $750 million; and c) 0.750% of the excess over $750 million of aggregate net assets.

•	International Opportunities Trust — a) 0.900% of the first $750 million of aggregate net assets; b) 0.850% of aggregate net assets between $750 million and $1.5 billion; and c) 0.800% of the excess over $1.5 billion of aggregate net assets.

FEES AND TRANSACTIONS WITH AFFILIATES, CONTINUED

•	International Small Company Trust — 0.950% of aggregate net assets.

•	International Value Trust — Aggregate net assets are the aggregate net assets of Global Trust, Income Trust, International Value Trust, Mutual Shares Trust, JHF II Global Fund, JHF II Income Fund, JHF II International Small Cap Fund, JHF II International Value Fund and JHF II Mutual Shares Fund. The advisory fees paid are as follows: a) 0.950% of the first $150 million of aggregate net assets; b) 0.850% of aggregate net assets between $150 million and $300 million; and c) 0.800% of the excess over $300 million of aggregate net assets. However, when aggregate net assets exceed $300 million, then the advisory fee rate is 0.800% of aggregate net assets.

•	Lifestyle PS Series — The advisory fee has two components: a) a fee on net assets invested in affiliated funds (Affiliated Fund Assets) and b) a fee on net assets not invested in affiliated funds (Other Assets). The advisory fee paid on Affiliated Fund Assets is as follows: a) 0.050% of the first $7.5 billion of aggregate net assets and b) 0.040% of the excess over $7.5 billion in aggregate net assets. The advisory fee paid on Other Assets is as follows: a) 0.500% of the first $7.5 billion of aggregate net assets and b) 0.490% of the excess over $7.5 billion in aggregate net assets.

•	Mid Cap Stock Trust — a) 0.875% of the first $200 million of aggregate net assets; b) 0.850% of aggregate net assets between $200 million and $500 million; and c) 0.825% of the excess over $500 million of aggregate net assets.

•	Mid Cap Value Equity Trust — a) 0.875% of the first $250 million of aggregate net assets; b) 0.850% of aggregate net assets between $250 million and $500 million; c) 0.825% of aggregate net assets between $500 million and $1 billion; and d) 0.800% of the excess over $1 billion of aggregate net assets.

•	Mid Value Trust — a) 1.050% of the first $50 million of aggregate net assets; and b) 0.950% of the excess over $50 million of aggregate net assets.

•	Mutual Shares Trust — a) 0.960% of the first $1 billion of aggregate net assets; and b) 0.940% of the excess over $1 billion of aggregate net assets.

•	Natural Resources Trust — a) 1.000% of the first $1 billion of aggregate net assets and b) 0.975% of aggregate net assets between $1 billion and $2 billion; and c) 0.950% excess over $2 billion of aggregate net assets.

•	Real Estate Securities Trust — 0.700% of aggregate net assets.

•	Science & Technology Trust and Small Company Value Trust — a) 1.050% of the first $500 million of aggregate net assets and b) 1.000% of the excess over $500 million of aggregate net assets.

•	Small Cap Growth Trust — a) 1.100% of the first $100 million of aggregate net assets and b) 1.050% of the excess over $100 million of aggregate net assets.

•	Small Cap Opportunities Trust — a) 1.000% of the first $500 million of aggregate net assets; b) 0.950% of aggregate net assets between $500 million and $1 billion; c) 0.900% of aggregate net assets between $1 billion and $2 billion; and d) 0.850% of the excess over $2 billion of aggregate net assets.

•	Small Cap Value Trust — a) 1.100% of the first $100 million of aggregate net assets; b) 1.050% of aggregate net assets between $100 million and $600 million; and c) 1.000% of the excess over $600 million of aggregate net assets.

•	Small Company Growth Trust — a) 1.050% of the first $250 million of aggregate net assets and b) 1.000% of the excess over $250 million of aggregate net assets. However, when the aggregate net assets of the Portfolio, JHF II Small Company Growth Fund, Small Cap Opportunities Trust, JHF II Small Cap Opportunities Fund, International Growth Stock Trust, JHF II International Growth Stock Fund, Value Trust and JHF II Value Fund, exceed $1 billion, then the advisory rate for Small Company Growth Trust will be 1.000% of aggregate net assets.

•	Smaller Company Growth Trust — a) 1.100% of the first $125 million of aggregate net assets; b) 1.050% of aggregate net assets between $125 million and $375 million; c) 1.000% of aggregate net assets between $375 million and $1 billion; and d) 0.950% of the excess over $1 billion of aggregate net assets.

•	Strategic Allocation Trust — 0.550% of average net assets.

•	U.S. Equity Trust — a) 0.780% of the first $500 million of aggregate net assets; b) 0.760% of aggregate net assets between $500 million and $1 billion; and c) 0.740% of the excess over $1 billion of aggregate net assets.

•	Utilities Trust — a) 0.825% of the first $600 million of average net assets; b) 0.800% of average net assets between $600 million and $900 million; c) 0.775% of average net assets between $900 million and $1.5 billion; and d) 0.700% of the excess over $1.5 billion of average net assets.

•	Value Trust — a) 0.750% of the first $200 million of aggregate net assets; b) 0.725% of aggregate net assets between $200 million and $500 million; and c) 0.650% of the excess over $500 million of aggregate net assets.

The organizations described below act as the subadvisers to the Trust and its Portfolios pursuant to Subadvisory Agreements with the Adviser. Portfolio management is allocated among the following managers:

Portfolios	Subadviser
Heritage Trust	American Century Investment Management, Inc.
Mid Cap Value Equity Trust	Columbia Management Investment Advisers, LLC
Financial Services Trust	Davis Selected Advisers, L.P.
Fundamental Value Trust
Real Estate Securities Trust	Deutsche Investment Management Americas, Inc.
Disciplined Diversification Trust	Dimensional Fund Advisors LP
Emerging Markets Value Trust
International Small Company Trust
Small Cap Opportunities Trust	Dimensional Fund Advisors LP; Invesco Advisers, Inc.
Mutual Shares Trust	Franklin Mutual Advisers, LLC.
International Core Trust	Grantham, Mayo, Van Otterloo & Co. LLC
U.S. Equity Trust

FEES AND TRANSACTIONS WITH AFFILIATES, CONTINUED

Portfolios	Subadviser
International Growth Stock Trust	Invesco Advisers, Inc.
Small Company Growth Trust
Value Trust
Capital Appreciation Trust	Jennison Associates, LLC
Smaller Company Growth Trust	John Hancock Asset Management a division of Manulife Asset Management (North America) Limited[1,2], Frontier Capital Management Company, LLC; Perimeter Capital Management
Core Fundamental Holdings Trust
Core Global Diversification Trust
Fundamental Holdings Trust
Global Diversification Trust
Lifestyle Balanced PS Series
Lifestyle Conservative PS Series
Lifestyle Growth PS Series
John Hancock Asset Management a division of Manulife Asset Management (US) LLC and John Hancock Asset Management a division of Manulife Asset Management (North America) Limited[1,2,3]
Lifestyle Moderate PS Series
Franklin Templeton Founding Allocation Trust	John Hancock Asset Management a division of Manulife Asset Management (US) LLC[1,3]
Fundamental All Cap Core Trust
Fundamental Large Cap Value Trust
Strategic Allocation Trust
All Cap Value Trust	Lord, Abbett & Co. LLC
International Opportunities Trust	Marsico Capital Management, LLC
Utilities Trust	MFS Investment Management
All Cap Core Trust	QS Investors, LLC
Growth Equity Trust	Rainier Investment Management, Inc.
Blue Chip Growth Trust	T. Rowe Price Associates, Inc.
Capital Appreciation Value Trust
Equity-Income Trust
Health Sciences Trust
Mid Value Trust
Small Company Value Trust
Science & Technology Trust	T. Rowe Price Associates, Inc. and RCM Capital Management, LLC
Global Trust	Templeton Global Advisors Limited
International Value Trust	Templeton Investment Counsel, LLC
Alpha Opportunities Trust	Wellington Management Company, LLP
Core Allocation Plus Trust
Mid Cap Stock Trust
Natural Resources Trust
Small Cap Growth Trust
Small Cap Value Trust

1	An affiliate of the Adviser.
2	Manulife Asset Management (North America) Limited is doing business as John Hancock Asset Management.
3	Manulife Asset Management (US), LLC is doing business as John Hancock Asset Management.

The Portfolios are not responsible for payment of the subadvisory fees.

Expense reimbursements.  The Adviser voluntarily agreed to waive a portion of its management fee if certain expenses of the respective Portfolios exceed the percentage of average net assets as detailed below. Expenses excluded from this waiver are taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses, and extraordinary expenses not incurred in the ordinary course of the Portfolios’ business, advisory fees, Rule 12b-1 fees, and fees under any agreements or plans of the Portfolios dealing with services for shareholders and others with beneficial interests in shares of the Portfolios. This expense reduction will continue in effect until terminated by the Adviser.

Portfolio	Expense limitation as a percentage of average net assets
All Cap Core Trust	0.20%
All Cap Value Trust	0.20%
Alpha Opportunities Trust	0.20%
American Asset Allocation Trust	0.10%
American Blue Chip Income & Growth Trust	0.10%
American Global Growth Trust	0.10%
American Global Small Capitalization Trust	0.10%
American Growth Trust	0.10%
American Growth-Income Trust	0.10%
American High-Income Bond Trust	0.10%
American International Trust	0.10%

FEES AND TRANSACTIONS WITH AFFILIATES, CONTINUED

Portfolio	Expense limitation as a percentage of average net assets
American New World Trust	0.10%
Blue Chip Growth Trust	0.20%
Capital Appreciation Trust	0.20%
Capital Appreciation Value Trust	0.20%
Core Allocation Plus Trust	0.20%
Disciplined Diversification Trust	0.20%
Emerging Markets Value Trust	0.25%
Equity-Income Trust	0.20%
Financial Services Trust	0.20%
Franklin Templeton Founding Allocation Trust	0.10%
Fundamental All Cap Core Trust	0.20%
Fundamental Holdings Trust	0.10%
Fundamental Large Cap Value Trust	0.20%
Fundamental Value Trust	0.20%
Global Trust	0.25%
Global Diversification Trust	0.10%
Growth Equity Trust	0.20%
Health Sciences Trust	0.20%
Heritage Trust	0.20%
International Core Trust	0.25%
International Growth Stock Trust	0.25%
International Opportunities Trust	0.25%
International Small Company Trust	0.25%
International Value Trust	0.25%
Mid Cap Stock Trust	0.20%
Mid Cap Value Equity Trust	0.20%
Mid Value Trust	0.20%
Mutual Shares Trust	0.20%
Natural Resources Trust	0.20%
Real Estate Securities Trust	0.20%
Science & Technology Trust	0.20%
Small Cap Growth Trust	0.20%
Small Cap Opportunities Trust	0.20%
Small Cap Value Trust	0.20%
Small Company Growth Trust	0.20%
Small Company Value Trust	0.20%
Smaller Company Growth Trust	0.20%
U.S. Equity Trust	0.20%
Utilities Trust	0.20%
Value Trust	0.20%

The Adviser has contractually agreed to waive a portion of its management fee for certain Portfolios (the Participating Portfolios) of the Trust and JHF II. All Portfolios except Core Fundamental Holdings Trust, Core Global Diversification Trust, Lifestyle PS Series, Franklin Templeton Founding Allocation Trust, Fundamental Holdings Trust and Global Diversification Trust covered in this report are Participating Portfolios. The waiver equals, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the Participating Portfolios that exceeds $75 billion but is less than $100 billion; and 0.015% of that portion of the aggregate net assets of all the Participating Portfolios that equals or exceeds $100 billion. The amount of the reimbursement is calculated daily and allocated among all the Participating Portfolios in proportion to the daily net assets of each Portfolio. This arrangement may be amended or terminated at any time by the Adviser upon notice to the Portfolios.

The Adviser has contractually agreed to reimburse certain other expenses for Core Fundamental Holdings Trust, Core Global Diversification Trust and Strategic Allocation Trust so that certain expenses do not exceed 0.05%, 0.05% and 0.20% of average daily net assets of Core Fundamental Holdings Trust, Core Global Diversification Trust and Strategic Allocation Trust, respectively. This waiver includes all expenses except taxes, brokerage commissions, interest expense, litigation and indemnification expenses not incurred in the ordinary course of the Portfolios’ business, the advisory fee, the Rule 12b-1 fees, underlying fund expenses and short dividends. This expense reimbursement will remain in effect until April 30, 2013, and may terminate at any time thereafter.

The Adviser has contractually agreed to waive its management fee for Global Trust, International Value Trust, Small Cap Opportunities Trust and Smaller Company Growth Trust so that the amount retained by the Adviser after the payment of subadvisory fees does not exceed 0.45% of the Portfolios’ average daily net assets. The expense reimbursements will remain in effect until April 30, 2013, and may terminate at any time thereafter.

The Adviser has contractually agreed to reimburse certain other expenses for Lifestyle PS Series so that certain expenses do not exceed 0.10% of average daily net assets of Lifestyle PS Series. This waiver includes all expenses except taxes, brokerage commissions, interest expense, litigation and indemnification expenses not incurred in the ordinary course of the Portfolios’ business, the advisory fee, the Rule 12b-1 fees, underlying fund expenses and short dividends. This expense reimbursement will remain in effect until April 30, 2014, and may terminate at any time thereafter.

The Adviser has contractually agreed to waive its management fee for Natural Resources Trust so that the amount retained by the Adviser after the payment of subadvisory fees does not exceed 0.45% of the Portfolio’s average daily net assets. The expense reimbursements will remain in effect until December 31, 2013, and may terminate at any time thereafter.

FEES AND TRANSACTIONS WITH AFFILIATES, CONTINUED

The Adviser voluntarily agrees to waive its management fee for International Opportunities Trust so that the amount retained by the Adviser after payment of the subadvisory fee does not exceed 0.45% of the Portfolio’s average daily net assets. This voluntary management fee waiver may be terminated at any time by the Adviser upon notice to the Trust.

The Adviser has voluntarily agreed to reduce its advisory fee for Portfolios that are subadvised by T. Rowe Price by the amount that the subadvisory fee is reduced pursuant to the subadvisory agreement with T. Rowe Price. This waiver impacts Blue Chip Growth Trust, Capital Appreciation Value Trust, Equity-Income Trust, Health Sciences Trust, Mid Value Trust, Science & Technology Trust and Small Company Value Trust. This waiver may be terminated at any time by the Adviser.

Effective October 1, 2011, the Distributor agreed to waive all or a portion of the Rule 12b-1 fees payable to the Distributor on Series I, Series II and Series III share classes of the Fundamental Holdings Trust and Global Diversification Trust. The amount waived will be the net advisory fee received by the Adviser (after payment of the subadvisory fee) from its management of the portion of the underlying Trust assets invested in by that series of the Funds. The Distributor will not waive accrued Rule 12b-1 fees with respect to assets of the share class of the Fund that are not invested in funds of the Trust. The expense reimbursement shall continue in effect until April 30, 2013, and may terminate anytime thereafter.

For the six months ended June 30, 2012, the waivers under these agreements amounted to:

Portfolio	Series I	Series II	Series III	Series NAV	Total
All Cap Core Trust	$1,330	$143	—	$5,065	$6,538
All Cap Value Trust	555	522	—	7,685	8,762
Alpha Opportunities Trust	9	—	—	16,695	16,704
American Asset Allocation Trust	3,498	23,774	$2,762	—	30,034
American Blue Chip Income and Growth Trust	345	1,291	3,154	—	4,790
American Global Growth Trust	34	2,966	69	—	3,069
American Global Small Capitalization Trust	10	1,020	616	—	1,646
American Growth Trust	1,720	17,492	1,901	—	21,113
American Growth-Income Trust	3,644	14,472	1,434	—	19,550
American High-Income Bond Trust	35	1,003	778	—	1,816
American International Trust	1,507	10,657	876	—	13,040
American New World Trust	166	1,215	50	—	1,431
Blue Chip Growth Trust	49,622	22,056	—	230,457	302,135
Capital Appreciation Trust	3,521	1,423	—	14,799	19,743
Capital Appreciation Value Trust	160	58,133	—	3,491	61,784
Core Allocation Plus Trust	433	2,635	—	1,065	4,133
Disciplined Diversification Trust	5	3,809	—	1,098	4,912
Emerging Markets Value Trust	157	—	—	18,254	18,411
Equity-Income Trust	53,383	30,108	—	258,782	342,273
Financial Services Trust	1,800	440	—	344	2,584
Fundamental All Cap Core Trust	2,211	1,132	—	19,679	23,022
Fundamental Holdings Trust	1,523	434,343	14,838	—	450,704
Fundamental Large Cap Value Trust	946	247	—	6,470	7,663
Fundamental Value Trust	6,236	5,045	—	17,678	28,959
Global Trust	26,142	5,028	—	69,849	101,019
Global Diversification Trust	2,843	219,173	16	—	222,032
Growth Equity Trust	—	—	—	8,179	8,179
Health Sciences Trust	18,275	18,573	—	11,866	48,714
Heritage Trust	—	—	—	2,453	2,453
International Core Trust	836	394	—	10,914	12,144
International Growth Stock Trust	—	—	—	4,481	4,481
International Opportunities Trust	50	486	—	7,009	7,545
International Small Company Trust	58,277	36,700	—	45,323	140,300
International Value Trust	47,798	42,206	—	326,522	416,526
Lifestyle Conservative PS Series	—	14,133	—	—	14,133
Lifestyle Moderate PS Series	—	9,688	—	—	9,688
Mid Cap Stock Trust	3,436	2,091	—	8,202	13,729
Mid Cap Value Equity Trust	—	—	—	2,431	2,431
Mid Value Trust	70,045	21,136	—	94,663	185,844
Mutual Shares Trust	3,576	—	—	7,627	11,203
Natural Resources Trust	244	2,254	—	1,265	3,763
Real Estate Securities Trust	1,781	1,399	—	4,107	7,287
Science & Technology Trust	50,299	7,519	—	1,915	59,733
Small Cap Growth Trust	1,699	650	—	5,209	7,558
Small Cap Opportunities Trust	14,301	14,916	—	41,832	71,049
Small Cap Value Trust	4,588	845	—	5,754	11,187
Small Company Growth Trust	—	—	—	1,891	1,891
Small Company Value Trust	23,996	22,387	—	59,550	105,933
Smaller Company Growth Trust	53,729	13,330	—	76,788	143,847
Strategic Allocation Trust	—	—	—	5,592	5,592
U.S. Equity Trust	742	53	—	14,427	15,222
Utilities Trust	2,446	519	—	533	3,498
Value Trust	4,995	566	—	428	5,989

Expense recapture.  The Adviser may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements made subsequent to January 1, 2009, for a period of three years following the beginning of the month in which such reimbursements or waivers originally occurred to the extent that the Portfolio is below its expense limitation during this period. The table below outlines the amounts recovered during the six months ended June 30, 2012, and the amount of waived or reimbursed expenses subject to potential recovery and the respective expiration dates. Certain reimbursements or waivers are not subject to recapture.

FEES AND TRANSACTIONS WITH AFFILIATES, CONTINUED

Portfolio	Amounts eligible for recovery through 12-1-2012	Amounts eligible for recovery through 12-1-2013	Amounts eligible for recovery through 12-1-2014	Amounts eligible for recovery through 6-1-2015	Amount recovered during the period ended 6-30-2012
Core Fundamental Holdings Trust	$792	$12,237	$6,176	—	$13,618
Core Global Diversification Trust	—	—	—	—	10,683
Lifestyle Balanced PS Series	—	—	33,383	—	10,291
Lifestyle Conservative PS Series	—	—	49,710	$14,133	—
Lifestyle Growth PS Series	—	—	20,073	—	18,586
Lifestyle Moderate PS Series	—	—	48,744	9,688	—
Strategic Allocation Trust	—	—	46,542	4,301	12,080

Amounts recovered by class
Portfolio	Series I	Series II	Series III	Series NAV	Total
Core Fundamental Holdings Trust	$1	$12,539	$1,078	—	$13,618
Core Global Diversification Trust	5	10,070	608	—	10,683
Lifestyle Balanced PS Series	—	10,291	—	—	10,291
Lifestyle Growth PS Series	—	18,586	—	—	18,586
Strategic Allocation Trust	—	—	—	$12,080	12,080

The net investment management fees incurred for the six months ended June 30, 2012, including the impact of waivers, reimbursements and amounts recaptured, were equivalent to an annual effective rate of the Portfolios’ average daily net assets as follows:

Portfolio	Annual Effective Rate
All Cap Core Trust	0.77%
All Cap Value Trust	0.77%
Alpha Opportunities Trust	0.97%
American Asset Allocation Trust	0.00%*
American Blue Chip Income and Growth Trust	0.00%*
American Global Growth Trust	0.00%*
American Global Small Capitalization Trust	0.00%*
American Growth Trust	0.00%*
American Growth-Income Trust	0.00%*
American High-Income Bond Trust	0.00%*
American International Trust	0.00%*
American New World Trust	0.00%*
Blue Chip Growth Trust	0.75%
Capital Appreciation Trust	0.70%
Capital Appreciation Value Trust	0.79%
Core Allocation Plus Trust	0.91%
Core Fundamental Holdings Trust	0.06%
Core Global Diversification Trust	0.06%
Disciplined Diversification Trust	0.73%
Emerging Markets Value Trust	0.95%
Equity-Income Trust	0.75%
Financial Services Trust	0.78%
Franklin Templeton Founding Allocation Trust	0.04%
Fundamental All Cap Core Trust	0.67%
Fundamental Holdings Trust	0.04%
Fundamental Large Cap Value Trust	0.67%
Fundamental Value Trust	0.75%
Global Diversification Trust	0.04%
Global Trust	0.78%
Growth Equity Trust	0.74%
Health Sciences Trust	0.99%
Heritage Trust	0.85%
International Core Trust	0.88%
International Growth Stock Trust	0.82%
International Opportunities Trust	0.90%
International Small Company Trust	0.68%
International Value Trust	0.72%
Lifestyle Balanced PS Series	0.07%
Lifestyle Conservative PS Series	0.00%
Lifestyle Growth PS Series	0.08%
Lifestyle Moderate PS Series	0.01%
Mid Cap Stock Trust	0.83%
Mid Cap Value Equity Trust	0.87%
Mid Value Trust	0.90%
Mutual Shares Trust	0.96%
Natural Resources Trust	0.99%
Real Estate Securities Trust	0.70%
Science and Technology Trust	1.02%
Small Cap Growth Trust	1.06%
Small Cap Opportunities Trust	0.91%
Small Cap Value Trust	1.04%
Small Company Growth Trust	1.00%
Small Company Value Trust	0.98%
Smaller Company Growth Trust	0.94%
Strategic Allocation Trust	0.57%
U.S. Equity Trust	0.75%
Utilities Trust	0.82%
Value Trust	0.72%

*	The JHVIT Feeder Funds do not incur investment advisory fees. For more information on these Portfolios, see Note 1.

Accounting and legal services.  Pursuant to a service agreement, the Portfolios reimburse the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the Portfolios, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended June 30, 2012 amounted to an approximate annual rate of 0.01% of the Portfolios’ average daily net assets.

Distribution and service plans.  The Portfolios have a distribution agreement with the Distributor. The Portfolios have adopted distribution and service plans with respect to Series I and Series II shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Portfolios. The Portfolios may pay up to the following contractual rates of distribution and service fee under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Portfolios’ shares.

For all Portfolios except American Asset Allocation Trust, American Blue Chip Income and Growth Trust, American Global Growth Trust, American Global Small Capitalization Trust, American Growth Trust, American Growth-Income Trust, American High-Income Bond Trust, American International Trust, American New

FEES AND TRANSACTIONS WITH AFFILIATES, CONTINUED

World Trust, Core Fundamental Holdings Trust, Core Global Diversification Trust, Fundamental Holdings Trust and Global Diversification Trust, 12b-1 maximum fee rates are as follows:

Class	12b-1 Fee
Series I	0.15%
Series II	0.35%

Currently, only 0.05% for Series I shares and 0.25% for Series II shares are charged for 12b-1 fees.

For American Asset Allocation Trust, American Blue Chip Income and Growth Trust, American Global Growth Trust, American Global Small Capitalization Trust, American Growth Trust, American Growth-Income Trust, American High-Income Bond Trust, American International Trust, American New World Trust, Fundamental Holdings Trust and Global Diversification Trust, 12b-1 maximum fee rates are as follows:

Class	12b-1 Fee
Series I	0.60%
Series II	0.75%
Series III	0.25%

For Core Fundamental Holdings Trust and Core Global Diversification Trust, 12b-1 maximum fee rates are as follows:

Class	12b-1 Fee
Series I	0.35%
Series II	0.55%
Series III	0.15%

Trustee expenses.  The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each Portfolio based on its average daily net assets.

6.  PORTFOLIO SHARE TRANSACTIONS Transactions in Portfolio shares for the six months ended June 30, 2012 and the year ended December 31, 2011 were as follows:

All Cap Core Trust	Six months ended 6/30/12		Year ended 12/31/11
	Shares	Amount	Shares	Amount
Series I shares
Sold	10,539	$185,826	103,779	$1,773,806
Distributions reinvested	—	—	47,266	765,940
Repurchased	(297,651)	(5,252,494)	(864,970)	(14,521,683)
Net decrease	(287,112)	($5,066,668)	(713,925)	($11,981,937)
Series II shares
Sold	7,453	$129,467	12,370	$217,917
Distributions reinvested	—	—	4,148	67,042
Repurchased	(47,747)	(842,520)	(90,302)	(1,523,718)
Net decrease	(40,294)	($713,053)	(73,784)	($1,238,759)
Series NAV shares
Sold	634,781	$10,896,452	990,888	$15,365,682
Distributions reinvested	—	—	187,594	3,041,043
Repurchased	(1,351,158)	(23,928,474)	(1,923,989)	(32,877,776)
Net decrease	(716,377)	($13,032,022)	(745,507)	($14,471,051)
Net decrease	(1,043,783)	($18,811,743)	(1,533,216)	($27,691,747)

All Cap Value Trust	Six months ended 6/30/12		Year ended 12/31/11
	Shares	Amount	Shares	Amount
Series I shares
Sold	47,844	$401,164	389,514	$3,235,525
Distributions reinvested	—	—	14,345	112,907
Repurchased	(571,607)	(4,896,323)	(878,717)	(7,259,264)
Net decrease	(523,763)	($4,495,159)	(474,858)	($3,910,832)
Series II shares
Sold	56,043	$467,410	235,851	$2,014,289
Distributions reinvested	—	—	5,621	43,946
Repurchased	(343,895)	(2,912,728)	(730,766)	(6,060,132)
Net decrease	(287,852)	($2,445,318)	(489,294)	($4,001,897)
Series NAV shares
Sold	9,376,722	$80,660,449	16,025,924	$133,431,081
Distributions reinvested	—	—	202,534	1,589,461
Repurchased	(2,526,895)	(21,438,594)	(3,024,813)	(24,951,864)
Net increase	6,849,827	$59,221,855	13,203,645	$110,068,678
Net increase	6,038,212	$52,281,378	12,239,493	$102,155,949

PORTFOLIO SHARE TRANSACTIONS, CONTINUED

Alpha Opportunities Trust	Six months ended 6/30/12		Year ended 12/31/11
	Shares	Amount	Shares	Amount
Series I shares
Sold	9,172	$122,055	29,150	$397,967
Distributions reinvested	—	—	3,226	37,718
Repurchased	(3,384)	(44,310)	(14,587)	(231,809)
Net increase	5,788	$77,745	17,789	$203,876
Series NAV shares
Sold	2,852,351	$38,001,101	4,967,463	$67,568,443
Distributions reinvested	—	—	11,335,901	132,656,167
Repurchased	(8,123,070)	(107,474,403)	(3,169,290)	(48,774,988)
Net increase (decrease)	(5,270,719)	($69,473,302)	13,134,074	$151,449,622
Net increase (decrease)	(5,264,931)	($69,395,557)	13,151,863	$151,653,498

American Asset Allocation Trust	Six months ended 6/30/12		Year ended 12/31/11
	Shares	Amount	Shares	Amount
Series I shares
Sold	95,745	$1,117,751	167,106	$1,866,464
Distributions reinvested	—	—	262,878	2,883,770
Repurchased	(1,179,351)	(13,816,721)	(2,975,023)	(33,316,635)
Net decrease	(1,083,606)	($12,698,970)	(2,545,039)	($28,566,401)
Series II shares
Sold	23,495	$270,425	125,738	$1,416,114
Distributions reinvested	—	—	1,616,567	17,733,694
Repurchased	(7,405,323)	(86,513,241)	(14,269,339)	(159,297,776)
Net decrease	(7,381,828)	($86,242,816)	(12,527,034)	($140,147,968)
Series III shares
Sold	37,091	$434,484	162,125	$1,822,411
Distributions reinvested	—	—	251,236	2,753,547
Repurchased	(567,999)	(6,668,105)	(996,272)	(11,119,292)
Net decrease	(530,908)	($6,233,621)	(582,911)	($6,543,334)
Net decrease	(8,996,342)	($105,175,407)	(15,654,984)	($175,257,703)

American Blue Chip Income and Growth Trust	Six months ended 6/30/12		Year ended 12/31/11
	Shares	Amount	Shares	Amount
Series I shares
Sold	352,555	$4,149,842	342,283	$3,931,038
Distributions reinvested	—	—	20,293	224,851
Repurchased	(168,843)	(1,997,118)	(2,695,114)	(28,439,887)
Net increase (decrease)	183,712	$2,152,724	(2,332,538)	($24,283,998)
Series II shares
Sold	95,067	$1,112,744	275,259	$3,157,916
Distributions reinvested	—	—	74,898	830,620
Repurchased	(406,823)	(4,812,864)	(1,381,409)	(15,753,767)
Net decrease	(311,756)	($3,700,120)	(1,031,252)	($11,765,231)
Series III shares
Sold	136,447	$1,610,461	2,134,263	$23,627,065
Distributions reinvested	—	—	263,884	2,921,200
Repurchased	(620,094)	(7,473,717)	(638,300)	(7,108,205)
Net increase (decrease)	(483,647)	($5,863,256)	1,759,847	$19,440,060
Net decrease	(611,691)	($7,410,652)	(1,603,943)	($16,609,169)

American Global Growth Trust	Six months ended 6/30/12		Year ended 12/31/11
	Shares	Amount	Shares	Amount
Series I shares
Sold	48,537	$524,691	141,279	$1,504,276
Distributions reinvested	—	—	1,638	16,541
Repurchased	(85,850)	(911,078)	(7,633)	(84,705)
Net increase (decrease)	(37,313)	($386,387)	135,284	$1,436,112
Series II shares
Sold	189,296	$2,061,944	997,879	$9,980,029
Distributions reinvested	—	—	130,886	1,320,640
Repurchased	(1,330,705)	(14,812,069)	(3,243,549)	(35,968,220)
Net decrease	(1,141,409)	($12,750,125)	(2,114,784)	($24,667,551)
Series III shares
Sold	18,077	$199,028	63,202	$702,135
Distributions reinvested	—	—	4,647	46,800
Repurchased	(10,380)	(114,818)	(21,907)	(249,229)
Net increase	7,697	$84,210	45,942	$499,706
Net decrease	(1,171,025)	($13,052,302)	(1,933,558)	($22,731,733)

PORTFOLIO SHARE TRANSACTIONS, CONTINUED

American Global Small Capitalization Trust	Six months ended 6/30/12		Year ended 12/31/11
	Shares	Amount	Shares	Amount
Series I shares
Sold	34,279	$307,942	44,283	$427,661
Distributions reinvested	—	—	440	3,540
Repurchased	(12,924)	(118,065)	(9,128)	(85,256)
Net increase	21,355	$189,877	35,595	$345,945
Series II shares
Sold	206,234	$1,767,873	841,632	$7,189,343
Distributions reinvested	—	—	55,812	448,173
Repurchased	(596,592)	(5,282,636)	(2,022,985)	(19,443,393)
Net decrease	(390,358)	($3,514,763)	(1,125,541)	($11,805,877)
Series III shares
Sold	197,024	$1,686,225	787,854	$6,576,117
Distributions reinvested	—	—	55,376	444,668
Repurchased	(351,406)	(3,170,194)	(198,443)	(1,878,731)
Net increase	(154,382)	($1,483,969)	644,787	$5,142,054
Net decrease	(523,385)	($4,808,855)	(445,159)	($6,317,878)

American Growth Trust	Six months ended 6/30/12		Year ended 12/31/11
	Shares	Amount	Shares	Amount
Series I shares
Sold	216,125	$3,514,785	623,022	$10,058,028
Distributions reinvested	—	—	15,550	231,543
Repurchased	(918,037)	(15,019,577)	(1,275,298)	(19,959,201)
Net decrease	(701,912)	($11,504,792)	(636,726)	($9,669,630)
Series II shares
Sold	1,713,532	$27,717,897	3,570,980	$51,184,348
Distributions reinvested	—	—	56,130	833,531
Repurchased	(7,191,275)	(118,308,599)	(13,881,402)	(218,566,280)
Net decrease	(5,477,743)	($90,590,702)	(10,254,292)	($166,548,401)
Series III shares
Sold	229,745	$3,680,144	1,140,404	$17,316,150
Distributions reinvested	—	—	41,077	609,163
Repurchased	(421,810)	(7,061,542)	(270,147)	(4,313,014)
Net increase	(192,065)	($3,381,398)	911,334	$13,612,299
Net decrease	(6,371,720)	($105,476,892)	(9,979,684)	($162,605,732)

American Growth-Income Trust	Six months ended 6/30/12		Year ended 12/31/11
	Shares	Amount	Shares	Amount
Series I shares
Sold	148,548	$2,196,225	213,376	$3,053,143
Distributions reinvested	—	—	167,693	2,419,390
Repurchased	(1,362,765)	(20,924,176)	(2,813,914)	(41,900,690)
Net decrease	(1,214,217)	($18,727,951)	(2,432,845)	($36,428,157)
Series II shares
Sold	—	—	2,232,981	$29,875,935
Distributions reinvested	—	—	598,818	8,627,280
Repurchased	(4,562,024)	($70,722,991)	(11,123,311)	(165,018,931)
Net decrease	(4,562,024)	($70,722,991)	(8,291,512)	($126,515,716)
Series III shares
Sold	28,132	$436,658	315,359	$4,375,242
Distributions reinvested	—	—	85,294	1,227,239
Repurchased	(291,878)	(4,561,471)	(442,849)	(6,534,637)
Net increase	(263,746)	($4,124,813)	(42,196)	($932,156)
Net decrease	(6,039,987)	($93,575,755)	(10,766,553)	($163,876,029)

American High-Income Bond Trust	Six months ended 6/30/12		Year ended 12/31/11
	Shares	Amount	Shares	Amount
Series I shares
Sold	67,706	$728,910	177,529	$1,986,056
Distributions reinvested	—	—	11,626	119,518
Repurchased	(25,559)	(276,903)	(31,048)	(347,815)
Net increase	42,147	$452,007	158,107	$1,757,759
Series II shares
Sold	333,053	$3,591,159	739,224	$8,168,996
Distributions reinvested	—	—	379,639	3,895,090
Repurchased	(642,373)	(6,895,207)	(1,589,315)	(17,623,785)
Net decrease	(309,320)	($3,304,048)	(470,452)	($5,559,699)
Series III shares
Sold	78,750	$854,754	162,267	$1,767,895
Distributions reinvested	—	—	310,290	3,177,372
Repurchased	(204,916)	(2,206,397)	(286,748)	(3,173,532)
Net increase	(126,166)	($1,351,643)	185,809	$1,771,735
Net decrease	(393,339)	($4,203,684)	(126,536)	($2,030,205)

PORTFOLIO SHARE TRANSACTIONS, CONTINUED

American International Trust	Six months ended 6/30/12		Year ended 12/31/11
	Shares	Amount	Shares	Amount
Series I shares
Sold	368,597	$5,434,717	582,710	$9,006,755
Distributions reinvested	—	—	99,473	1,367,751
Repurchased	(1,296,780)	(19,171,162)	(1,584,617)	(25,636,928)
Net decrease	(928,183)	($13,736,445)	(902,434)	($15,262,422)
Series II shares
Sold	1,249,967	$17,885,388	4,035,666	$54,275,441
Distributions reinvested	—	—	582,796	8,007,614
Repurchased	(3,964,863)	(58,891,017)	(7,262,729)	(114,991,861)
Net decrease	(2,714,896)	($41,005,629)	(2,644,267)	($52,708,806)
Series III shares
Sold	224,050	$3,251,812	1,212,851	$18,285,485
Distributions reinvested	—	—	63,966	876,340
Repurchased	(136,561)	(2,060,774)	(23,385)	(378,649)
Net increase	87,489	$1,191,038	1,253,432	$18,783,176
Net decrease	(3,555,590)	($53,551,036)	(2,293,269)	($49,188,052)

American New World Trust	Six months ended 6/30/12		Year ended 12/31/11
	Shares	Amount	Shares	Amount
Series I shares
Sold	56,301	$698,750	341,596	$4,324,157
Distributions reinvested	—	—	10,940	126,904
Repurchased	(124,259)	(1,487,013)	(181,981)	(2,348,303)
Net increase (decrease)	(67,958)	($788,263)	170,555	$2,102,758
Series II shares
Sold	77,349	$955,570	673,218	$8,982,540
Distributions reinvested	—	—	72,521	840,517
Repurchased	(497,519)	(6,155,424)	(2,010,302)	(26,662,920)
Net decrease	(420,170)	($5,199,854)	(1,264,563)	($16,839,863)
Series III shares
Sold	3,190	$39,030	59,018	$775,951
Distributions reinvested	—	—	4,190	48,439
Repurchased	(13,004)	(158,319)	(29,767)	(391,738)
Net increase	(9,814)	($119,289)	33,441	$432,652
Net decrease	(497,942)	($6,107,406)	(1,060,567)	($14,304,453)

Blue Chip Growth Trust	Six months ended 6/30/12		Year ended 12/31/11
	Shares	Amount	Shares	Amount
Series I shares
Sold	65,164	$1,461,339	187,326	$4,024,600
Distributions reinvested	—	—	1,126	22,096
Repurchased	(1,228,609)	(28,352,382)	(2,900,620)	(60,340,373)
Net decrease	(1,163,445)	($26,891,043)	(2,712,168)	($56,293,677)
Series II shares
Sold	199,622	$4,584,817	563,756	$11,598,644
Repurchased	(588,870)	(13,526,204)	(1,356,710)	(28,008,995)
Net decrease	(389,248)	($8,941,387)	(792,954)	($16,410,351)
Series NAV shares
Sold	1,568,557	$36,445,114	3,289,377	$64,071,813
Distributions reinvested	—	—	9,901	194,052
Repurchased	(5,588,422)	(129,205,587)	(7,906,600)	(166,963,107)
Net decrease	(4,019,865)	($92,760,473)	(4,607,322)	($102,697,242)
Net decrease	(5,572,558)	($128,592,903)	(8,112,444)	($175,401,270)

Capital Appreciation Trust	Six months ended 6/30/12		Year ended 12/31/11
	Shares	Amount	Shares	Amount
Series I shares
Sold	101,323	$1,153,015	533,849	$5,574,245
Distributions reinvested	—	—	14,450	140,457
Repurchased	(1,754,182)	(19,559,324)	(4,131,055)	(42,157,526)
Net decrease	(1,652,859)	($18,406,309)	(3,582,756)	($36,442,824)
Series II shares
Sold	300,446	$3,369,406	509,277	$5,126,630
Distributions reinvested	—	—	2,307	22,127
Repurchased	(692,664)	(7,650,524)	(1,765,565)	(17,966,711)
Net decrease	(392,218)	($4,281,118)	(1,253,981)	($12,817,954)
Series NAV shares
Sold	3,126,841	$35,114,094	4,219,648	$40,646,963
Distributions reinvested	—	—	91,992	898,324
Repurchased	(8,100,896)	(91,787,837)	(9,454,701)	(99,340,218)
Net decrease	(4,974,055)	($56,673,743)	(5,143,061)	($57,794,931)
Net decrease	(7,019,132)	($79,361,170)	(9,979,798)	($107,055,709)

PORTFOLIO SHARE TRANSACTIONS, CONTINUED

Capital Appreciation Value Trust	Six months ended 6/30/12		Year ended 12/31/11
	Shares	Amount	Shares	Amount
Series I shares
Sold	20,099	$245,693	29,882	$344,296
Distributions reinvested	—	—	2,341	26,167
Repurchased	(41,657)	(506,063)	(40,012)	(475,972)
Net decrease	(21,558)	($260,370)	(7,789)	($105,509)
Series II shares
Sold	59,495	$720,938	97,677	$1,129,490
Distributions reinvested	—	—	758,310	8,436,134
Repurchased	(1,685,876)	(20,740,184)	(3,812,111)	(44,213,677)
Net decrease	(1,626,381)	($20,019,246)	(2,956,124)	($34,648,053)
Series NAV shares
Sold	219,153	$2,707,673	1,309,463	$15,340,681
Distributions reinvested	—	—	37,775	423,360
Repurchased	(121,951)	(1,480,407)	(322,182)	(3,791,911)
Net increase	97,202	$1,227,266	1,025,056	$11,972,130
Net decrease	(1,550,737)	($19,052,350)	(1,938,857)	($22,781,432)

Core Allocation Plus Trust	Six months ended 6/30/12		Year ended 12/31/11
	Shares	Amount	Shares	Amount
Series I shares
Sold	27,832	$296,785	41,426	$453,057
Distributions reinvested	—	—	174,383	1,721,161
Repurchased	(386,364)	(4,116,840)	(237,184)	(2,516,207)
Net decrease	(358,532)	($3,820,055)	(21,375)	($341,989)
Series II shares
Sold	66,029	$680,410	60,509	$617,094
Distributions reinvested	—	—	973,906	9,613,699
Repurchased	(827,861)	(8,814,887)	(1,560,340)	(16,802,985)
Net decrease	(761,832)	($8,134,477)	(525,925)	($6,572,192)
Series NAV shares
Sold	492,439	$5,196,954	2,129,670	$23,761,181
Distributions reinvested	—	—	522,031	5,152,445
Repurchased	(7,364,611)	(78,930,596)	(94,523)	(991,342)
Net increase (decrease)	(6,872,172)	($73,733,642)	2,557,178	$27,922,284
Net increase (decrease)	(7,992,536)	($85,688,174)	2,009,878	$21,008,103

Core Fundamental Holdings Trust	Six months ended 6/30/12		Year ended 12/31/11
	Shares	Amount	Shares	Amount
Series I shares
Distributions reinvested	—	—	37	$574
Net increase	—	—	37	$574
Series II shares
Sold	2,075,963	$33,402,000	3,063,012	$48,947,357
Distributions reinvested	—	—	326,090	5,057,288
Repurchased	(491,770)	(7,981,992)	(1,294,858)	(20,431,682)
Net increase	1,584,193	$25,420,008	2,094,244	$33,572,963
Series III shares
Sold	65,130	$1,058,145	317,334	$5,070,751
Distributions reinvested	—	—	34,678	537,282
Repurchased	(74,290)	(1,210,527)	(136,765)	(2,158,523)
Net increase	(9,160)	($152,382)	215,247	$3,449,510
Net increase	1,575,033	$25,267,626	2,309,528	$37,023,047

Core Global Diversification Trust	Six months ended 6/30/12		Year ended 12/31/11
	Shares	Amount	Shares	Amount
Series I shares
Sold	—	—	9,174	$150,000
Distributions reinvested	—	—	285	4,284
Repurchased	(55)	($878)	(1,773)	(27,205)
Net increase (decrease)	(55)	($878)	7,686	$127,079
Series II shares
Sold	756,325	$11,949,054	3,347,054	$54,600,995
Distributions reinvested	—	—	522,238	7,855,389
Repurchased	(1,169,340)	(18,221,136)	(2,155,879)	(33,523,154)
Net increase (decrease)	(413,015)	($6,272,082)	1,713,413	$28,933,230
Series III shares
Sold	23,450	$369,704	259,269	$4,197,319
Distributions reinvested	—	—	36,716	551,870
Repurchased	(82,569)	(1,288,453)	(132,846)	(2,129,350)
Net increase	(59,119)	($918,749)	163,139	$2,619,839
Net increase (decrease)	(472,189)	($7,191,709)	1,884,238	$31,680,148

PORTFOLIO SHARE TRANSACTIONS, CONTINUED

Disciplined Diversification Trust	Six months ended 6/30/12		Year ended 12/31/11
	Shares	Amount	Shares	Amount
Series I shares
Sold	6,767	$80,571	1,996	$24,922
Distributions reinvested	—	—	432	5,058
Repurchased	(1,039)	(12,917)	(7,078)	(88,932)
Net increase (decrease)	5,728	$67,654	(4,650)	($58,952)
Series II shares
Sold	117,167	$1,404,897	118,315	$1,474,378
Distributions reinvested	—	—	439,517	5,153,942
Repurchased	(975,156)	(12,127,647)	(2,449,996)	(30,509,616)
Net decrease	(857,989)	($10,722,750)	(1,892,164)	($23,881,296)
Series NAV shares
Sold	88,067	$1,072,533	2,814,000	$35,417,508
Distributions reinvested	—	—	300,604	3,523,614
Repurchased	(9,717,577)	(121,428,560)	(406,582)	(4,964,050)
Net increase (decrease)	(9,629,510)	($120,356,027)	2,708,022	$33,977,072
Net increase (decrease)	(10,481,771)	($131,011,123)	811,208	$10,036,824

Emerging Markets Value Trust	Six months ended 6/30/12		Year ended 12/31/11
	Shares	Amount	Shares	Amount
Series I shares
Sold	155,780	$1,761,170	108,595	$1,421,980
Distributions reinvested	—	—	109,044	1,198,871
Repurchased	(51,335)	(548,842)	(172,268)	(2,503,716)
Net increase	104,445	$1,212,328	45,371	$117,135
Series NAV shares
Sold	12,559,401	$130,948,679	13,672,624	$164,096,480
Distributions reinvested	—	—	13,487,039	148,041,840
Repurchased	(5,799,038)	(65,949,727)	(2,368,306)	(34,713,355)
Net increase	6,760,363	$64,998,952	24,791,357	$277,424,967
Net increase	6,864,808	$66,211,280	24,836,728	$277,542,102

Equity-Income Trust	Six months ended 6/30/12		Year ended 12/31/11
	Shares	Amount	Shares	Amount
Series I shares
Sold	59,356	$854,295	94,887	$1,326,396
Issued in reorganization (Note 11)	—	—	1,913,143	28,719,859
Distributions reinvested	—	—	439,072	5,850,481
Repurchased	(2,056,971)	(29,757,229)	(4,508,868)	(62,696,001)
Net decrease	(1,997,615)	($28,902,934)	(2,061,766)	($26,799,265)
Series II shares
Sold	94,021	$1,333,288	545,228	$7,524,006
Issued in reorganization (Note 11)	—	—	1,774,923	26,568,392
Distributions reinvested	—	—	221,448	2,943,614
Repurchased	(1,107,870)	(15,977,156)	(2,460,287)	(33,962,853)
Net increase (decrease)	(1,013,849)	($14,643,868)	81,312	$3,073,159
Series NAV shares
Sold	3,763,561	$54,384,594	4,535,621	$55,893,835
Issued in reorganization (Note 11)	—	—	9,388,950	140,571,143
Distributions reinvested	—	—	2,143,031	28,478,397
Repurchased	(8,439,971)	(121,314,117)	(10,059,488)	(137,030,459)
Net increase (decrease)	(4,676,410)	($66,929,523)	6,008,114	$87,912,916
Net increase (decrease)	(7,687,874)	($110,476,325)	4,027,660	$64,186,810

Financial Services Trust	Six months ended 6/30/12		Year ended 12/31/11
	Shares	Amount	Shares	Amount
Series I shares
Sold	391,790	$4,561,384	421,009	$4,783,062
Distributions reinvested	—	—	162,674	1,714,392
Repurchased	(625,846)	(7,170,069)	(2,360,750)	(27,200,368)
Net decrease	(234,056)	($2,608,685)	(1,777,067)	($20,702,914)
Series II shares
Sold	57,495	$668,486	116,027	$1,294,666
Distributions reinvested	—	—	35,727	375,047
Repurchased	(197,841)	(2,235,810)	(652,217)	(7,474,433)
Net decrease	(140,346)	($1,567,324)	(500,463)	($5,804,720)
Series NAV shares
Sold	126,767	$1,454,777	169,068	$2,005,853
Distributions reinvested	—	—	32,151	338,284
Repurchased	(124,226)	(1,420,499)	(435,073)	(5,068,551)
Net increase (decrease)	2,541	$34,278	(233,854)	($2,724,414)
Net decrease	(371,861)	($4,141,731)	(2,511,384)	($29,232,048)

PORTFOLIO SHARE TRANSACTIONS, CONTINUED

Franklin Templeton Founding Allocation Trust	Six months ended 6/30/12		Year ended 12/31/11
	Shares	Amount	Shares	Amount
Series I shares
Sold	63,690	$635,980	139,278	$1,382,016
Distributions reinvested	—	—	140,770	1,340,133
Repurchased	(263,006)	(2,621,043)	(375,615)	(3,840,617)
Net decrease	(199,316)	($1,985,063)	(95,567)	($1,118,468)
Series II shares
Sold	91,441	$887,898	306,389	$2,924,195
Distributions reinvested	—	—	3,463,416	33,006,304
Repurchased	(7,321,919)	(73,377,757)	(16,500,770)	(167,135,094)
Net decrease	(7,230,478)	($72,489,859)	(12,730,965)	($131,204,595)
Series NAV shares
Sold	130,282	$1,305,509	357,954	$3,569,392
Distributions reinvested	—	—	31,779	302,214
Repurchased	(72,416)	(729,930)	(162,636)	(1,640,334)
Net increase	57,866	$575,579	227,097	$2,231,272
Net decrease	(7,371,928)	($73,899,343)	(12,599,435)	($130,091,791)

Fundamental All Cap Core Trust	Six months ended 6/30/12		Year ended 12/31/11
	Shares	Amount	Shares	Amount
Series I shares
Sold	238,795	$3,243,583	476,296	$6,169,994
Distributions reinvested	—	—	108,291	1,330,649
Repurchased	(937,035)	(12,677,112)	(2,235,547)	(28,972,477)
Net decrease	(698,240)	($9,433,529)	(1,650,960)	($21,471,834)
Series II shares
Sold	60,167	$799,290	80,522	$986,651
Distributions reinvested	—	—	44,721	548,448
Repurchased	(383,533)	(5,224,913)	(835,988)	(10,982,921)
Net decrease	(323,366)	($4,425,623)	(710,745)	($9,447,822)
Series NAV shares
Sold	125,864	$1,696,478	517,902	$6,521,946
Distributions reinvested	—	—	977,192	12,051,274
Repurchased	(4,426,641)	(60,082,046)	(9,539,609)	(124,471,612)
Net decrease	(4,300,777)	($58,385,568)	(8,044,515)	($105,898,392)
Net decrease	(5,322,383)	($72,244,720)	(10,406,220)	($136,818,048)

Fundamental Holdings Trust	Six months ended 6/30/12		Year ended 12/31/11
	Shares	Amount	Shares	Amount
Series I shares
Sold	45,333	$477,075	133,522	$1,392,200
Distributions reinvested	—	—	4,886	49,205
Repurchased	(6,815)	(72,131)	(99,146)	(1,040,839)
Net increase	38,518	$404,944	39,262	$400,566
Series II shares
Sold	112,905	$1,181,412	78,117	$810,037
Distributions reinvested	—	—	1,400,241	14,114,426
Repurchased	(5,649,068)	(60,172,886)	(11,458,177)	(119,090,705)
Net decrease	(5,536,163)	($58,991,474)	(9,979,819)	($104,166,242)
Series III shares
Sold	39,860	$424,163	158,497	$1,650,571
Distributions reinvested	—	—	114,689	1,154,918
Repurchased	(282,164)	(2,993,196)	(390,424)	(4,063,094)
Net increase	(242,304)	($2,569,033)	(117,238)	($1,257,605)
Net decrease	(5,739,949)	($61,155,563)	(10,057,795)	($105,023,281)

Fundamental Large Cap Value Trust	Six months ended 6/30/12		Year ended 12/31/11
	Shares	Amount	Shares	Amount
Series I shares
Sold	799,025	$8,626,786	4,618,638	$44,586,456
Distributions reinvested	—	—	37,640	372,972
Repurchased	(466,933)	(4,936,755)	(159,762)	(1,551,310)
Net increase	332,092	$3,690,031	4,496,516	$43,408,118
Series II shares
Sold	125,209	$1,348,210	165,189	$1,677,126
Distributions reinvested	—	—	10,428	102,427
Repurchased	(184,434)	(2,002,413)	(286,768)	(2,919,353)
Net decrease	(59,225)	($654,203)	(111,151)	($1,139,800)
Series NAV shares
Sold	16,224,589	$181,704,463	10,643,038	$106,116,530
Distributions reinvested	—	—	295,909	2,882,272
Repurchased	(2,388,429)	(25,678,133)	(2,916,178)	(28,926,553)
Net increase	13,836,160	$156,026,330	8,022,769	$80,072,249
Net increase	14,109,027	$159,062,158	12,408,134	$122,340,567

PORTFOLIO SHARE TRANSACTIONS, CONTINUED

Fundamental Value Trust	Six months ended 6/30/12		Year ended 12/31/11
	Shares	Amount	Shares	Amount
Series I shares
Sold	16,859	$247,318	17,624	$250,969
Distributions reinvested	—	—	218,623	2,950,617
Repurchased	(2,380,811)	(34,883,236)	(5,448,664)	(77,251,716)
Net decrease	(2,363,952)	($34,635,918)	(5,212,417)	($74,050,130)
Series II shares
Sold	132,476	$1,910,126	730,138	$9,708,349
Distributions reinvested	—	—	136,024	1,831,164
Repurchased	(1,808,633)	(26,555,075)	(4,283,070)	(60,403,955)
Net decrease	(1,676,157)	($24,644,949)	(3,416,908)	($48,864,442)
Series NAV shares
Sold	2,630,472	$38,478,590	3,354,334	$44,355,125
Distributions reinvested	—	—	636,063	8,563,397
Repurchased	(5,142,331)	(74,834,551)	(4,727,888)	(66,821,805)
Net decrease	(2,511,859)	($36,355,961)	(737,491)	($13,903,283)
Net decrease	(6,551,968)	($95,636,828)	(9,366,816)	($136,817,855)

Global Trust	Six months ended 6/30/12		Year ended 12/31/11
	Shares	Amount	Shares	Amount
Series I shares
Sold	262,038	$3,729,555	401,428	$5,165,132
Distributions reinvested	—	—	251,006	3,341,741
Repurchased	(849,402)	(12,170,159)	(1,645,599)	(24,004,465)
Net decrease	(587,364)	($8,440,604)	(993,165)	($15,497,592)
Series II shares
Sold	47,160	$654,200	166,438	$2,410,403
Distributions reinvested	—	—	43,099	571,988
Repurchased	(161,623)	(2,290,669)	(389,853)	(5,708,834)
Net decrease	(114,463)	($1,636,469)	(180,316)	($2,726,443)
Series NAV shares
Sold	79,905	$1,069,307	237,544	$3,103,219
Distributions reinvested	—	—	690,493	9,179,617
Repurchased	(1,670,707)	(24,339,402)	(3,168,632)	(48,492,044)
Net decrease	(1,590,802)	($23,270,095)	(2,240,595)	($36,209,208)
Net decrease	(2,292,629)	($33,347,168)	(3,414,076)	($54,433,243)

Global Diversification Trust	Six months ended 6/30/12		Year ended 12/31/11
	Shares	Amount	Shares	Amount
Series I shares
Sold	151,509	$1,533,348	672,941	$6,996,915
Distributions reinvested	—	—	17,442	166,571
Repurchased	(29,280)	(299,271)	(384,075)	(3,839,879)
Net increase	122,229	$1,234,077	306,308	$3,323,607
Series II shares
Sold	72,962	$728,954	402,032	$3,912,546
Distributions reinvested	—	—	1,412,063	13,499,319
Repurchased	(4,980,105)	(50,699,239)	(9,788,375)	(101,169,601)
Net decrease	(4,907,143)	($49,970,285)	(7,974,280)	($83,757,736)
Series III shares[1]
Distributions reinvested	—	—	226	$2,156
Repurchased	(9,635)	($95,671)	—	—
Net increase	(9,635)	(95,671)	226	2,156
Net decrease	(4,794,549)	($48,831,879)	(7,667,746)	($80,431,973)

1	Series III shares were terminated on 6-26-12.

Growth Equity Trust	Six months ended 6/30/12		Year ended 12/31/11
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	1,434,500	$17,281,601	1,959,423	$20,594,122
Distributions reinvested	—	—	60,251	641,066
Repurchased	(3,636,479)	(45,360,161)	(3,181,432)	(36,859,786)
Net decrease	(2,201,979)	($28,078,560)	(1,161,758)	($15,624,598)

PORTFOLIO SHARE TRANSACTIONS, CONTINUED

Health Sciences Trust	Six months ended 6/30/12		Year ended 12/31/11
	Shares	Amount	Shares	Amount
Series I shares
Sold	304,707	$5,848,536	945,491	$16,159,394
Distributions reinvested	—	—	43,416	679,467
Repurchased	(405,623)	(7,898,468)	(1,092,434)	(18,288,092)
Net decrease	(100,916)	($2,049,932)	(103,527)	($1,449,231)
Series II shares
Sold	297,400	$5,586,889	530,788	$9,006,935
Distributions reinvested	—	—	45,336	694,099
Repurchased	(385,729)	(7,379,330)	(937,529)	(15,394,716)
Net decrease	(88,329)	($1,792,441)	(361,405)	($5,693,682)
Series NAV shares
Sold	321,635	$6,140,898	745,126	$12,774,919
Distributions reinvested	—	—	22,624	355,424
Repurchased	(163,787)	(3,207,388)	(538,731)	(9,042,386)
Net increase	157,848	$2,933,510	229,019	$4,087,957
Net decrease	(31,397)	($908,863)	(235,913)	($3,054,956)

Heritage Trust	Six months ended 6/30/12		Year ended 12/31/11
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	646,666	$7,710,726	903,880	$10,444,841
Distributions reinvested	—	—	1,567,540	16,615,917
Repurchased	(1,461,874)	(17,963,296)	(1,192,517)	(15,559,886)
Net increase (decrease)	(815,208)	($10,252,570)	1,278,903	$11,500,872

International Core Trust	Six months ended 6/30/12		Year ended 12/31/11
	Shares	Amount	Shares	Amount
Series I shares
Sold	75,751	$678,719	353,581	$3,374,457
Distributions reinvested	—	—	144,506	1,237,519
Repurchased	(536,797)	(4,810,109)	(1,249,093)	(12,120,841)
Net decrease	(461,046)	($4,131,390)	(751,006)	($7,508,865)
Series II shares
Sold	52,480	$462,356	339,404	$3,400,999
Distributions reinvested	—	—	61,867	533,927
Repurchased	(291,056)	(2,611,462)	(710,669)	(6,893,670)
Net decrease	(238,576)	($2,149,106)	(309,398)	($2,958,744)
Series NAV shares
Sold	5,961,872	$51,905,752	6,516,836	$59,195,553
Distributions reinvested	—	—	1,802,339	15,395,969
Repurchased	(1,889,336)	(16,608,083)	(20,772,655)	(214,206,413)
Net increase (decrease)	4,072,536	$35,297,669	(12,453,480)	($139,614,891)
Net increase (decrease)	3,372,914	$29,017,173	(13,513,884)	($150,082,500)

International Growth Stock Trust	Six months ended 6/30/12		Year ended 12/31/11
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	2,850,563	$37,052,528	6,895,017	$94,277,261
Distributions reinvested	—	—	263,408	3,282,901
Repurchased	—	—	(497,399)	(7,156,281)
Net increase	2,850,563	$37,052,528	6,661,026	$90,403,881

International Opportunities Trust	Six months ended 6/30/12		Year ended 12/31/11
	Shares	Amount	Shares	Amount
Series I shares
Sold	15,131	$176,161	86,189	$1,041,415
Distributions reinvested	—	—	2,244	23,987
Repurchased	(70,829)	(814,607)	(167,680)	(2,031,646)
Net decrease	(55,698)	($638,446)	(79,247)	($966,244)
Series II shares
Sold	120,874	$1,378,722	275,438	$3,201,596
Distributions reinvested	—	—	20,027	214,689
Repurchased	(403,823)	(4,588,128)	(881,567)	(10,527,583)
Net decrease	(282,949)	($3,209,406)	(586,102)	($7,111,298)
Series NAV shares
Sold	886,231	$10,107,372	3,331,505	$37,888,936
Distributions reinvested	—	—	307,830	3,287,624
Repurchased	(3,734,547)	(44,278,971)	(2,982,008)	(36,242,083)
Net increase (decrease)	(2,848,316)	($34,171,599)	657,327	$4,934,477
Net decrease	(3,186,963)	($38,019,451)	(8,022)	($3,143,065)

PORTFOLIO SHARE TRANSACTIONS, CONTINUED

International Small Company Trust	Six months ended 6/30/12		Year ended 12/31/11
	Shares	Amount	Shares	Amount
Series I shares
Sold	46,917	$443,463	150,787	$1,436,915
Distributions reinvested	—	—	91,580	802,484
Repurchased	(498,696)	(4,671,842)	(1,345,749)	(13,634,685)
Net decrease	(451,779)	($4,228,379)	(1,103,382)	($11,395,286)
Series II shares
Sold	87,072	$818,727	312,865	$3,056,429
Distributions reinvested	—	—	48,983	429,398
Repurchased	(285,834)	(2,691,075)	(846,561)	(8,538,803)
Net decrease	(198,762)	($1,872,348)	(484,713)	($5,052,976)
Series NAV shares
Sold	195,979	$1,788,388	1,558,823	$15,778,115
Distributions reinvested	—	—	77,064	672,456
Repurchased	(957,015)	(9,245,851)	(628,052)	(6,331,044)
Net increase (decrease)	(761,036)	($7,457,463)	1,007,835	$10,119,527
Net decrease	(1,411,577)	($13,558,190)	(580,260)	($6,328,735)

International Value Trust	Six months ended 6/30/12		Year ended 12/31/11
	Shares	Amount	Shares	Amount
Series I shares
Sold	79,090	$833,704	228,121	$2,593,635
Distributions reinvested	—	—	317,039	3,264,441
Repurchased	(1,142,894)	(12,389,176)	(2,600,607)	(31,500,413)
Net decrease	(1,063,804)	($11,555,472)	(2,055,447)	($25,642,337)
Series II shares
Sold	228,668	$2,312,394	578,489	$6,609,926
Distributions reinvested	—	—	251,152	2,581,736
Repurchased	(828,031)	(8,907,811)	(2,045,631)	(24,219,593)
Net decrease	(599,363)	($6,595,417)	(1,215,990)	($15,027,931)
Series NAV shares
Sold	7,231,385	$75,752,447	13,531,733	$159,396,594
Distributions reinvested	—	—	2,091,186	21,383,622
Repurchased	(3,756,717)	(41,167,572)	(4,936,021)	(61,398,932)
Net increase	3,474,668	$34,584,875	10,686,898	$119,381,284
Net increase	1,811,501	$16,433,986	7,415,461	$78,711,016

Lifestyle Balanced PS Series	Six months ended 6/30/12		Year ended 12/31/11[1]
	Shares	Amount	Shares	Amount
Series II shares
Sold	4,082,722	$50,389,370	5,943,431	$70,147,569
Distributions reinvested	—	—	64,038	755,654
Repurchased	(47,027)	(589,375)	(17,192)	(200,315)
Net increase	4,035,695	$49,799,995	5,990,277	$70,702,908

1	Period from 4-29-11 (inception date) to 12-31-11.

Lifestyle Conservative PS Series	Six months ended 6/30/12		Year ended 12/31/11[1]
	Shares	Amount	Shares	Amount
Series II shares
Sold	1,189,530	$15,096,937	2,385,855	$29,605,589
Distributions reinvested	—	—	32,480	400,804
Repurchased	(102,867)	(1,301,702)	(39,524)	(494,123)
Net increase	1,086,663	$13,795,235	2,378,811	$29,512,270

1	Period from 4-29-11 (inception date) to 12-31-11.

Lifestyle Growth PS Series	Six months ended 6/30/12		Year ended 12/31/11[1]
	Shares	Amount	Shares	Amount
Series II shares
Sold	3,683,425	$44,481,911	8,374,871	$95,752,361
Distributions reinvested	—	—	71,127	814,401
Repurchased	(674,610)	(7,833,382)	(244,922)	(2,719,579)
Net increase	3,008,815	$36,648,529	8,201,076	$93,847,183

1	Period from 4-29-11 (inception date) to 12-31-11.

Lifestyle Moderate PS Series	Six months ended 6/30/12		Year ended 12/31/11[1]
	Shares	Amount	Shares	Amount
Series II shares
Sold	1,847,600	$23,124,531	2,960,234	$35,603,821
Distributions reinvested	—	—	34,474	414,720
Repurchased	(29,214)	(365,360)	(650)	(7,970)
Net increase	1,818,386	$22,759,171	2,994,058	$36,010,571

1	Period from 4-29-11 (inception date) to 12-31-11.

PORTFOLIO SHARE TRANSACTIONS, CONTINUED

Mid Cap Stock Trust	Six months ended 6/30/12		Year ended 12/31/11
	Shares	Amount	Shares	Amount
Series I shares
Sold	162,552	$2,400,034	534,869	$7,282,165
Repurchased	(1,421,772)	(20,816,345)	(2,542,326)	(36,921,655)
Net decrease	(1,259,220)	($18,416,311)	(2,007,457)	($29,639,490)
Series II shares
Sold	426,126	$6,137,045	899,034	$12,814,950
Repurchased	(1,221,796)	(17,163,252)	(2,228,660)	(31,458,334)
Net decrease	(795,670)	($11,026,207)	(1,329,626)	($18,643,384)
Series NAV shares
Sold	1,101,472	$16,149,838	3,073,785	$41,344,259
Repurchased	(2,578,835)	(38,245,340)	(3,807,273)	(56,418,049)
Net decrease	(1,477,363)	($22,095,502)	(733,488)	($15,073,790)
Net decrease	(3,532,253)	($51,538,020)	(4,070,571)	($63,356,664)

Mid Cap Value Equity Trust	Six months ended 6/30/12		Year ended 12/31/11
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	413,230	$4,812,410	1,189,716	$12,642,881
Distributions reinvested	—	—	241,907	2,596,038
Repurchased	(1,025,285)	(12,364,859)	(1,088,480)	(13,512,074)
Net increase (decrease)	(612,055)	($7,552,449)	343,143	$1,726,845

Mid Value Trust	Six months ended 6/30/12		Year ended 12/31/11
	Shares	Amount	Shares	Amount
Series I shares
Sold	423,204	$4,781,733	1,437,047	$16,303,575
Distributions reinvested	—	—	203,609	2,115,488
Repurchased	(1,634,937)	(18,465,394)	(2,875,678)	(31,721,683)
Net decrease	(1,211,733)	($13,683,661)	(1,235,022)	($13,302,620)
Series II shares
Sold	309,932	$3,456,094	285,238	$3,283,096
Distributions reinvested	—	—	45,094	468,563
Repurchased	(954,734)	(10,780,967)	(2,020,615)	(22,448,185)
Net decrease	(644,802)	($7,324,873)	(1,690,283)	($18,696,526)
Series NAV shares
Sold	1,012,282	$11,378,928	2,706,247	$28,228,814
Distributions reinvested	—	—	297,732	3,084,977
Repurchased	(2,498,100)	(28,001,617)	(3,134,155)	(35,207,671)
Net decrease	(1,485,818)	($16,622,689)	(130,176)	($3,893,880)
Net decrease	(3,342,353)	($37,631,223)	(3,055,481)	($35,893,026)

Mutual Shares Trust	Six months ended 6/30/12		Year ended 12/31/11
	Shares	Amount	Shares	Amount
Series I shares
Sold	280,901	$2,854,207	2,943,213	$27,922,312
Distributions reinvested	—	—	189,975	1,742,993
Repurchased	(527,630)	(5,382,376)	(1,033,174)	(10,166,403)
Net increase (decrease)	(246,729)	($2,528,169)	2,100,014	$19,498,902
Series NAV shares
Sold	84,342	$876,075	100,403	$1,019,115
Distributions reinvested	—	—	472,766	4,340,834
Repurchased	(2,504,839)	(25,535,240)	(5,302,854)	(52,277,281)
Net decrease	(2,420,497)	($24,659,165)	(4,729,685)	($46,917,332)
Net decrease	(2,667,226)	($27,187,334)	(2,629,671)	($27,418,430)

Natural Resources Trust	Six months ended 6/30/12		Year ended 12/31/11
	Shares	Amount	Shares	Amount
Series I shares
Sold	209,152	$2,300,106	372,620	$4,706,425
Distributions reinvested	—	—	7,626	77,862
Repurchased	(279,979)	(2,988,585)	(481,429)	(5,952,123)
Net decrease	(70,827)	($688,479)	(101,183)	($1,167,836)
Series II shares
Sold	426,510	$4,283,752	1,355,661	$16,944,811
Distributions reinvested	—	—	47,876	483,069
Repurchased	(1,434,902)	(14,565,778)	(4,026,491)	(48,069,937)
Net decrease	(1,008,392)	($10,282,026)	(2,622,954)	($30,642,057)
Series NAV shares
Sold	781,650	$7,945,926	1,875,327	$22,773,079
Distributions reinvested	—	—	43,740	439,147
Repurchased	(778,968)	(8,063,996)	(1,444,004)	(17,447,210)
Net increase	2,682	($118,070)	475,063	$5,765,016
Net decrease	(1,076,537)	($11,088,575)	(2,249,074)	($26,044,877)

PORTFOLIO SHARE TRANSACTIONS, CONTINUED

Real Estate Securities Trust	Six months ended 6/30/12		Year ended 12/31/11
	Shares	Amount	Shares	Amount
Series I shares
Sold	92,548	$1,242,444	326,495	$4,071,048
Distributions reinvested	—	—	120,588	1,450,963
Repurchased	(817,806)	(10,734,314)	(1,906,514)	(22,622,790)
Net decrease	(725,258)	($9,491,870)	(1,459,431)	($17,100,779)
Series II shares
Sold	247,979	$3,255,166	519,399	$6,446,724
Distributions reinvested	—	—	81,466	981,027
Repurchased	(610,973)	(8,061,938)	(1,789,882)	(21,238,321)
Net decrease	(362,994)	($4,806,772)	(1,189,017)	($13,810,570)
Series NAV shares
Sold	581,948	$7,677,964	1,353,984	$16,385,979
Distributions reinvested	—	—	276,057	3,304,258
Repurchased	(1,153,154)	(15,075,430)	(2,716,921)	(32,087,260)
Net decrease	(571,206)	($7,397,466)	(1,086,880)	($12,397,023)
Net decrease	(1,659,458)	($21,696,108)	(3,735,328)	($43,308,372)

Science & Technology Trust	Six months ended 6/30/12		Year ended 12/31/11
	Shares	Amount	Shares	Amount
Series I shares
Sold	508,476	$9,122,022	1,208,201	$21,292,949
Repurchased	(1,254,712)	(21,591,113)	(3,953,890)	(67,506,202)
Net decrease	(746,236)	($12,469,091)	(2,745,689)	($46,213,253)
Series II shares
Sold	161,933	$2,787,804	506,628	$8,714,670
Repurchased	(349,492)	(5,997,582)	(1,197,159)	(20,463,698)
Net decrease	(187,559)	($3,209,778)	(690,531)	($11,749,028)
Series NAV shares
Sold	205,666	$3,566,379	305,466	$5,321,040
Repurchased	(129,556)	(2,226,758)	(377,402)	(6,433,100)
Net increase (decrease)	76,110	$1,339,621	(71,936)	($1,112,060)
Net decrease	(857,685)	($14,339,248)	(3,508,156)	($59,074,341)

Small Cap Growth Trust	Six months ended 6/30/12		Year ended 12/31/11
	Shares	Amount	Shares	Amount
Series I shares
Sold	693,035	$7,323,370	3,249,699	$35,762,179
Distributions reinvested	—	—	243,705	2,217,717
Repurchased	(1,083,989)	(11,000,808)	(2,033,369)	(20,866,526)
Net increase (decrease)	(390,954)	($3,677,438)	1,460,035	$17,113,370
Series II shares
Sold	341,003	$3,528,997	1,560,723	$16,575,776
Distributions reinvested	—	—	102,662	919,853
Repurchased	(559,168)	(5,650,882)	(1,715,767)	(17,629,602)
Net decrease	(218,165)	($2,121,885)	(52,382)	($133,973)
Series NAV shares
Sold	671,364	$6,946,176	3,158,622	$31,302,963
Distributions reinvested	—	—	782,403	7,143,338
Repurchased	(2,384,325)	(24,864,847)	(3,698,819)	(39,295,758)
Net increase (decrease)	(1,712,961)	($17,918,671)	242,206	($849,457)
Net increase (decrease)	(2,322,080)	($23,717,994)	1,649,859	$16,129,940

Small Cap Opportunities Trust	Six months ended 6/30/12		Year ended 12/31/11
	Shares	Amount	Shares	Amount
Series I shares
Sold	37,384	$739,150	231,182	$4,680,567
Distributions reinvested	—	—	1,991	34,543
Repurchased	(224,668)	(4,607,935)	(821,555)	(16,239,806)
Net decrease	(187,284)	($3,868,785)	(588,382)	($11,524,696)
Series II shares
Sold	39,751	$782,001	264,797	$5,199,898
Distributions reinvested	—	—	1,349	23,232
Repurchased	(172,352)	(3,452,305)	(557,500)	(10,806,869)
Net decrease	(132,601)	($2,670,304)	(291,354)	($5,583,739)
Series NAV shares
Sold	392,126	$7,852,725	565,934	$10,279,177
Distributions reinvested	—	—	5,805	100,196
Repurchased	(444,053)	(9,005,345)	(885,054)	(17,685,994)
Net decrease	(51,927)	($1,152,620)	(313,315)	($7,306,621)
Net decrease	(371,812)	($7,691,709)	(1,193,051)	($24,415,056)

PORTFOLIO SHARE TRANSACTIONS, CONTINUED

Small Cap Value Trust	Six months ended 6/30/12		Year ended 12/31/11
	Shares	Amount	Shares	Amount
Series I shares
Sold	989,669	$19,881,781	1,874,233	$35,487,218
Distributions reinvested	—	—	106,071	1,876,935
Repurchased	(476,094)	(9,623,769)	(1,327,118)	(24,628,253)
Net increase	513,575	$10,258,012	653,186	$12,735,900
Series II shares
Sold	244,377	$4,955,426	481,385	$8,992,837
Distributions reinvested	—	—	15,985	277,116
Repurchased	(435,889)	(8,817,704)	(876,559)	(16,552,559)
Net decrease	(191,512)	($3,862,278)	(379,189)	($7,282,606)
Series NAV shares
Sold	375,698	$7,534,697	1,963,875	$35,325,212
Distributions reinvested	—	—	154,233	2,730,497
Repurchased	(1,018,712)	(20,483,521)	(2,531,377)	(48,197,137)
Net decrease	(643,014)	($12,948,824)	(413,269)	($10,141,428)
Net decrease	(320,951)	($6,553,090)	(139,272)	($4,688,134)

Small Company Growth Trust	Six months ended 6/30/12		Year ended 12/31/11
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	282,352	$4,671,355	622,189	$9,006,779
Repurchased	(649,094)	(11,175,215)	(949,168)	(15,903,090)
Net decrease	(366,742)	($6,503,860)	(326,979)	($6,896,311)

Small Company Value Trust	Six months ended 6/30/12		Year ended 12/31/11
	Shares	Amount	Shares	Amount
Series I shares
Sold	24,719	$443,562	73,611	$1,240,884
Distributions reinvested	—	—	31,523	508,852
Repurchased	(641,656)	(11,528,409)	(1,188,188)	(20,448,076)
Net decrease	(616,937)	($11,084,847)	(1,083,054)	($18,698,340)
Series II shares
Sold	58,221	$1,004,848	142,699	$2,376,961
Distributions reinvested	—	—	19,472	306,637
Repurchased	(415,308)	(7,371,501)	(982,562)	(16,699,967)
Net decrease	(357,087)	($6,366,653)	(820,391)	($14,016,369)
Series NAV shares
Sold	615,662	$10,851,717	1,077,174	$16,912,596
Distributions reinvested	—	—	81,593	1,317,080
Repurchased	(800,185)	(14,381,075)	(1,692,546)	(29,229,072)
Net decrease	(184,523)	($3,529,358)	(533,779)	($10,999,396)
Net decrease	(1,158,547)	($20,980,858)	(2,437,224)	($43,714,105)

Smaller Company Growth Trust	Six months ended 6/30/12		Year ended 12/31/11
	Shares	Amount	Shares	Amount
Series I shares
Sold	37,134	$648,840	62,760	$1,100,495
Repurchased	(407,020)	(7,299,412)	(998,225)	(17,511,003)
Net decrease	(369,886)	($6,650,572)	(935,465)	($16,410,508)
Series II shares
Sold	61,695	$1,129,463	75,875	$1,346,887
Repurchased	(252,225)	(4,583,660)	(323,829)	(5,666,486)
Net decrease	(190,530)	($3,454,197)	(247,954)	($4,319,599)
Series NAV shares
Sold	280,070	$4,851,650	533,784	$8,265,223
Repurchased	(627,289)	(11,310,862)	(578,040)	(10,146,336)
Net decrease	(347,219)	($6,459,212)	(44,256)	($1,881,113)
Net decrease	(907,635)	($16,563,981)	(1,227,675)	($22,611,220)

Strategic Allocation Trust	Six months ended 6/30/12		Year ended 12/31/11[1]
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	2,388,380	$28,258,085	5,153,157	$57,505,905
Distributions reinvested	—	—	2,847	31,635
Repurchased	(1,106,975)	(12,695,729)	(5,694)	(58,993)
Net increase	1,281,405	$15,562,356	5,150,310	$57,478,547

1	Period from 4-28-11 (inception date) to 12-31-11.

PORTFOLIO SHARE TRANSACTIONS, CONTINUED

U.S. Equity Trust	Six months ended 6/30/12		Year ended 12/31/11
	Shares	Amount	Shares	Amount
Series I shares[1]
Sold	22,682	$272,138	—	—
Issued in reorganization (Note 11)	9,978,451	138,229,777	—	—
Repurchased	(268,020)	(3,595,481)	—	—
Net increase	9,733,113	$134,906,434	—	—
Series II shares[1]
Sold	197	$649	—	—
Issued in reorganization (Note 11)	719,703	9,969,914	—	—
Repurchased	(37,808)	(507,497)	—	—
Net increase	682,092	$9,463,066	—	—
Series NAV shares
Sold	355,349	$4,704,900	1,251,885	$15,025,893
Issued in reorganization (Note 11)	1,073,779	14,874,880	—	—
Distributions reinvested	—	—	995,769	12,344,244
Repurchased	(3,934,008)	(53,173,232)	(9,258,824)	(114,330,053)
Net decrease	(2,504,880)	($33,593,452)	(7,011,170)	($86,959,916)
Net increase (decrease)	7,910,325	$110,776,048	(7,011,170)	($86,959,916)

1	The inception date for Series I and Series II shares is 4-30-12.

Utilities Trust	Six months ended 6/30/12		Year ended 12/31/11
	Shares	Amount	Shares	Amount
Series I shares
Sold	801,761	$9,715,937	1,583,581	$19,437,287
Distributions reinvested	—	—	406,560	4,774,430
Repurchased	(701,808)	(8,605,699)	(1,218,063)	(14,712,208)
Net increase	99,953	$1,110,238	772,078	$9,499,509
Series II shares
Sold	76,701	$947,997	248,172	$3,011,280
Distributions reinvested	—	—	92,106	1,073,643
Repurchased	(359,326)	(4,333,348)	(568,097)	(6,894,063)
Net decrease	(282,625)	($3,385,351)	(227,819)	($2,809,140)
Series NAV shares
Sold	137,105	$1,673,199	1,019,730	$12,607,164
Distributions reinvested	—	—	117,238	1,375,586
Repurchased	(950,811)	(11,624,451)	(637,236)	(7,747,076)
Net increase (decrease)	(813,706)	($9,951,252)	499,732	$6,235,674
Net increase (decrease)	(996,378)	($12,226,365)	1,043,991	$12,926,043

Value Trust	Six months ended 6/30/12		Year ended 12/31/11
	Shares	Amount	Shares	Amount
Series I shares
Sold	11,094,092	$204,806,556	524,480	$8,509,818
Distributions reinvested	—	—	140,249	2,264,397
Repurchased	(723,458)	(13,042,609)	(1,912,432)	(32,091,644)
Net increase (decrease)	10,370,634	$191,763,947	(1,247,703)	($21,317,429)
Series II shares
Sold	88,870	$1,588,250	154,455	$2,702,297
Distributions reinvested	—	—	17,556	282,035
Repurchased	(166,663)	(2,979,933)	(501,728)	(8,321,997)
Net decrease	(77,793)	($1,391,683)	(329,717)	($5,337,665)
Series NAV shares
Sold	461,811	$8,367,007	167,544	$2,863,728
Distributions reinvested	—	—	13,815	222,356
Repurchased	(103,862)	(1,869,892)	(409,743)	(6,816,664)
Net increase (decrease)	357,949	$6,497,115	(228,384)	($3,730,580)
Net increase (decrease)	10,650,790	$196,869,379	(1,805,804)	($30,385,674)

Affiliates of the Trust owned shares of beneficial interest of the following Portfolios on June 30, 2012:

PORTFOLIO	SERIES	% BY SERIES
Core Fundamental Holdings Trust	I	100%

7.  PURCHASE AND SALE OF SECURITIES Purchases and sales of securities, other than short-term securities and U.S. Treasury obligations, are aggregated below for the six months ended June 30, 2012.

PORTFOLIO	PURCHASES	SALES AND MATURITIES
All Cap Core Trust	$548,070,024	$566,162,025
All Cap Value Trust	283,692,295	234,758,342
Alpha Opportunities Trust	638,734,256	726,267,547
American Asset Allocation Trust	8,140,591	111,137,357
American Blue Chip Income and Growth Trust	5,556,977	12,581,168
American Global Growth Trust	2,232,786	15,849,437
American Global Small Capitalization Trust	4,512,304	8,531,840
American Growth Trust	31,005,496	137,209,203
American Growth-Income Trust	4,936,257	98,617,039
American High-Income Bond Trust	5,466,456	8,594,013
American International Trust	22,023,626	77,501,778
American New World Trust	1,052,663	7,394,664

PURCHASE AND SALE OF SECURITIES, CONTINUED

PORTFOLIO	PURCHASES	SALES AND MATURITIES
Blue Chip Growth Trust	$209,219,594	$345,614,094
Capital Appreciation Trust	279,414,682	381,773,366
Capital Appreciation Value Trust	93,940,671	131,934,014
Core Allocation Plus Trust	139,375,911	198,834,100
Core Fundamental Holdings Trust	35,446,857	8,347,298
Core Global Diversification Trust	13,236,129	19,271,860
Disciplined Diversification Trust	7,047,814	124,745,034
Emerging Markets Value Trust	140,848,547	68,062,353
Equity-Income Trust	107,046,977	199,100,613
Financial Services Trust	28,189,942	38,326,198
Franklin Templeton Founding Allocation Trust	944,400	76,731,919
Fundamental All Cap Core Trust	190,378,614	255,690,716
Fundamental Holdings Trust	411,447,677	474,383,018
Fundamental Large Cap Value Trust	214,381,541	57,831,883
Fundamental Value Trust	116,638,545	265,176,745
Global Diversification Trust	197,128,687	246,300,981
Global Trust	56,679,738	86,342,083
Growth Equity Trust	191,844,871	227,286,942
Health Sciences Trust	25,892,339	29,341,399
Heritage Trust	56,830,207	69,186,011
International Core Trust	175,062,488	130,780,310
International Growth Stock Trust	58,388,525	26,252,985
International Opportunities Trust	140,443,542	187,458,694
International Small Company Trust	1,594,298	12,470,075
International Value Trust	116,799,615	92,102,131
Lifestyle Balanced PS Series	50,714,341	1,090,584
Lifestyle Conservative PS Series	15,049,159	1,308,874
Lifestyle Growth PS Series	45,303,171	8,876,566
Lifestyle Moderate PS Series	23,294,329	609,093
Mid Cap Stock Trust	408,019,762	501,381,767
Mid Cap Value Equity Trust	32,969,733	41,008,733
Mid Value Trust	128,946,346	159,817,303
Mutual Shares Trust	89,852,895	110,526,950
Natural Resources Trust	60,292,699	71,369,431
Real Estate Securities Trust	205,487,046	223,294,522
Science and Technology Trust	192,969,063	212,642,926
Small Cap Growth Trust	292,071,683	321,192,780
Small Cap Opportunities Trust	25,494,725	34,334,671
Small Cap Value Trust	56,868,299	64,515,254
Small Company Growth Trust	16,838,301	26,524,360
Small Company Value Trust	8,495,547	30,041,470
Smaller Company Growth Trust	82,004,337	102,936,613
Strategic Allocation Trust	17,560,990	11,428,282
U.S. Equity Trust	155,841,598	206,655,404
Utilities Trust	53,253,382	60,467,766
Value Trust	207,318,685	37,692,578

Purchase and sales of U.S. Treasury obligations are aggregated below for the six months ended June 30, 2012.

PORTFOLIO	PURCHASES	SALES
Core Allocation Plus Trust	$19,408,265	$17,502,248
Disciplined Diversification Trust	880,402	10,093,051

8.  INVESTMENT BY AFFILIATED PORTFOLIOS Certain investors in the Portfolios are affiliated funds and are managed by the Adviser and its affiliates. The affiliated funds do not invest in the Portfolios for the purpose of exercising management or control; however, this investment may represent a significant portion of the Portfolios’ net assets. As of June 30, 2012, the following Portfolios had an affiliate ownership concentration of 5% or more of their net assets:

PORTFOLIO	AFFILIATE CONCENTRATION	PORTFOLIO	AFFILIATE CONCENTRATION
All Cap Core Trust	77.2%	International Small Company Trust	8.8%
All Cap Value Trust	85.5%	International Value Trust	66.3%
Alpha Opportunities Trust	99.6%	Mid Cap Stock Trust	39.3%
Blue Chip Growth Trust	50.6%	Mid Cap Value Equity Trust	100.0%
Capital Appreciation Trust	62.3%	Mid Value Trust	38.6%
Emerging Markets Value Trust	94.2%	Mutual Shares Trust	67.7%
Equity-Income Trust	56.8%	Natural Resources Trust	7.2%
Fundamental Large Cap Value Trust	86.3%	Small Cap Growth Trust	32.7%
Fundamental Value Trust	60.6%	Small Cap Opportunities Trust	49.7%
Global Trust	68.5%	Small Cap Value Trust	25.6%
Growth Equity Trust	100.0%	Small Company Growth Trust	100.0%
Heritage Trust	100.0%	Small Company Value Trust	52.8%
International Core Trust	87.7%	Smaller Company Growth Trust	52.5%
International Growth Stock Trust	100.0%	Strategic Allocation Trust	100.0%
International Opportunities Trust	86.7%	U.S. Equity Trust	84.2%

9.  INVESTMENT IN AFFILIATED UNDERLYING PORTFOLIOS Core Fundamental Holdings Trust, Core Global Diversification Trust, Franklin Templeton Founding Allocation Trust, Fundamental Holdings Trust, Lifestyle Balanced PS Series, Lifestyle Conservative PS Series, Lifestyle Growth PS Series and Lifestyle Moderate PS Series invest primarily in affiliated underlying Portfolios that are managed by the Adviser and affiliates. The Portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the Portfolios’ investment may represent a significant portion of each underlying Portfolio’s net assets. For the six months ended June 30, 2012, the following Portfolios held 5% or more of an underlying Portfolios’ net assets:

PORTFOLIO	AFFILIATED SERIES NAV	PERCENTAGE CONCENTRATION
Core Fundamental Holdings Trust	International Index Trust	7.4%
	Total Bond Market Trust A	7.5%

Core Global Diversification Trust	International Index Trust	25.9%
	Total Bond Market Trust A	6.3%

INVESTMENT IN AFFILIATED UNDERLYING PORTFOLIOS, CONTINUED

PORTFOLIO	AFFILIATED SERIES NAV	PERCENTAGE CONCENTRATION

Franklin Templeton Founding Allocation Trust	Global Trust	68.5%
	Income Trust	100.0%
	Mutual Shares Trust	66.0%

Fundamental Holdings Trust	Bond Trust	5.6%

Lifestyle Balanced PS Series	Bond PS Series	35.1%
	Strategic Allocation Trust	32.8%

Lifestyle Conservative PS Series	Bond PS Series	20.2%

Lifestyle Growth PS Series	Bond PS Series	23.0%
	Strategic Allocation Trust	49.8%

Lifestyle Moderate PS Series	Bond PS Series	20.6%
	Strategic Allocation Trust	12.8%

10.  DIRECT PLACEMENT SECURITIES The Portfolios may hold direct placement securities which are restricted as to resale and the Portfolios have limited rights to registration under the Securities Act of 1933. The following table summarizes the direct placement securities held at June 30, 2012.

Portfolio	Issuer, description	Original acquisition date	Acquisition cost	Beginning share amount	Ending share amount	Value as a percentage of Portfolio’s net assets	Value as of 6-30-12
Financial Services Trust	SKBHC Holdings LLC	11/8/2010	$2,158,879	432	432	1.8%	$2,549,211

Health Sciences Trust	Castlight Health, Inc.	4/26/2012	$168,800	—	27,963	0.1%	$168,800
	Bought: 27,963 shares
	Puma Biotechnology warrants	10/4/2011	—	1	1	0.0%	—
	Tesaro, Inc.	6/6/2011	$268,609	51,999	123,498	0.2%	$444,275
	Bought: 71,499 shares					0.3%	$613,075

Mutual Shares Trust	Cerberus Investors I LLC	4/20/2011	$408,062	769,350	564,993	0.0%*	$67,798
	Sold: 204,357 shares
	Cerberus Investors II LLC	4/20/2011	$408,055	769,343	564,988	0.0%*	$67,799
	Sold: 204,355 shares
	Cerberus Investors III LLC	4/20/2011	$204,057	384,701	282,515	0.0%*	$33,902
	Sold: 102,186 shares					0.0%*	$169,499

Science & Technology Trust	Coupon.com	6/1/2011	$471,099	85,758	85,758	0.1%	$471,099
	Dropbox, Inc.	5/2/2012	$67,334	—	7,441	0.0%*	$67,334
	Bought: 7,441 shares
	Dropbox, Inc., Series A	5/2/2012	$83,623	—	9,241	0.0%*	$83,623
	Bought: 9,241 shares
	Dropbox, Inc., Series A1	5/2/2012	$805,424	—	89,006	0.2%	$805,424
	Bought: 89,006 shares
	Silver Spring Networks, Series E	12/11/2009	$386,000	38,600	38,600	0.1%	$289,500
	Twitter, Inc., Series E	9/24/2009	$333,049	125,031	125,031	0.5%	$2,012,199
	Workday, Inc.	10/13/2011	$119,035	8,977	8,977	0.0%*	$119,035
						0.9%	$3,848,214

*	Less than 0.05%.

11.  REORGANIZATIONS On April 17, 2012, the shareholders of Large Cap Trust (the Acquired Portfolio) voted to approve an Agreement and Plan of Reorganization (the Agreement) which provided for an exchange of shares of U.S. Equity Trust (the Acquiring Portfolio) with a value equal to the net assets transferred.

The Agreement provided for (a) the acquisition of all the assets, subject to all of the liabilities, of the Acquired Portfolio in exchange for shares of the Acquiring Portfolio with a value equal to the net assets transferred; (b) the liquidation of the Acquired Portfolio; and (c) the distribution to Acquired Portfolio’s shareholders of such Acquiring Portfolio’s shares. The reorganization was intended to consolidate the Acquired Portfolio with portfolios with similar objectives. The combined portfolios may be better positioned in the market to increase asset size and achieve economies of scale. As a result of the reorganization, the Acquiring Portfolios are the legal and accounting survivor.

Based on the opinion of tax counsel, the reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized by the Acquired Portfolios or their shareholders. Thus, the investments were transferred to the Acquiring Portfolios at the Acquired Portfolios’ identified cost. All distributable amounts of net income and realized gains from the Acquired Portfolios were distributed prior to the reorganization. In addition, the expenses of the reorganization were borne by the Acquired Portfolios. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the New York Stock Exchange (NYSE) on April 27, 2012. The following outlines the reorganization:

ACQUIRING PORTFOLIO	ACQUIRED PORTFOLIO	ACQUIRED NET ASSET VALUE OF THE ACQUIRED PORTFOLIO	APPRECIATION OF THE ACQUIRED PORTFOLIO INVESTMENT	SHARES REDEEMED BY THE ACQUIRED PORTFOLIO	SHARES ISSUED BY THE ACQUIRING PORTFOLIO	ACQUIRING PORTFOLIO NET ASSETS PRIOR TO COMBINATION	ACQUIRING PORTFOLIO TOTAL NET ASSETS AFTER COMBINATION
U.S. Equity Trust	Large Cap Trust	$163,074,571	$13,281,939	12,072,792	11,771,933	$806,739,028	$969,813,599

REORGANIZATIONS, CONTINUED

Because the combined portfolio has been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of net investment income and gains attributable to the Acquired Portfolio that have been included in the Acquiring Portfolio’s Statement of operations at June 30, 2012. See Note 6 for capital shares issued in connection with the above referenced reorganizations.

Assuming the acquisition had been completed on January 1, 2012, the beginning of the reporting period, the combined Portfolio’s pro forma results of operations for the six months ended June 30, 2012 are as follow:

Net investment income	$6,980,975
Net realized and unrealized gain (loss)	80,501,901
Increase (decrease) in net assets from operations	87,482,876

Pending reorganizations.  On June 28, 2012, the Board of Trustees approved an Agreement and Plan of Reorganization providing for the following reorganizations:

ACQUIRED PORTFOLIO	ACQUIRING PORTFOLIO
American Blue Chip Income and Growth Trust	American Growth-Income Trust
International Opportunities Trust	International Growth Stock Trust

A meeting of the shareholders of each Acquired Portfolio has been scheduled for October 4, 2012 to approve the respective reorganization. If approved, each reorganization is scheduled to occur immediately after close of business on Friday, November 2, 2012.

Subsequent events.  Effective July 16, 2012, RS Investment Management Co. LLC has been added as an additional subadviser to Natural Resources Trust.

Fiscal year ended December 31, 2011 Portfolio mergers. On April 15, 2011, the shareholders of Large Cap Value Trust (the Acquired Portfolio) voted to approve an Agreement and Plan of Reorganization (the Agreement) which provided for an exchange of shares of Equity-Income Trust (the Acquiring Portfolio) with a value equal to the net assets transferred.

The Agreement provided for (a) the acquisition of all the assets, subject to all of the liabilities, of the Acquired Portfolio in exchange for shares of the Acquiring Portfolio with a value equal to the net assets transferred; (b) the liquidation of the Acquired Portfolio; and (c) the distribution to Acquired Portfolio’s shareholders of such Acquiring Portfolio’s shares. The reorganization was intended to consolidate the Acquired Portfolio with a portfolio with a similar objective to achieve economies of scale. As a result of the reorganization, the Acquiring Portfolio is the legal and accounting survivor.

Based on the opinion of tax counsel, the reorganization did not qualify as a tax-free reorganization for federal income tax purposes; however, it is not expected to be a taxable event for contract owners. Thus, the investments were transferred to the Acquiring Portfolio at market value. All distributable amounts of net income and realized gains from the Acquired Portfolio were distributed prior to the reorganization. In addition, the expenses of the reorganization were borne by the Acquired Portfolio. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the New York Stock Exchange (NYSE) on April 29, 2011. The following outlines the reorganization:

ACQUIRING PORTFOLIO	ACQUIRED PORTFOLIO	ACQUIRED NET ASSET VALUE OF THE ACQUIRED PORTFOLIO	SHARES REDEEMED BY THE ACQUIRED PORTFOLIO	SHARES ISSUED BY THE ACQUIRING PORTFOLIO	ACQUIRING PORTFOLIO’S NET ASSETS PRIOR TO COMBINATION	ACQUIRING PORTFOLIO’S TOTAL NET ASSETS AFTER COMBINATION
Equity-Income Trust	Large Cap Value Trust	$195,859,394	10,989,242	13,077,016	$2,076,943,642	$2,272,803,036

Because the combined portfolio has been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of net investment income and gains attributable to the Acquired Portfolio that have been included in the Acquiring Portfolio’s Statement of operations at December 31, 2011. See Note 6 for capital shares issued in connection with the above referenced reorganizations.

Assuming the acquisition had been completed on January 1, 2011, the beginning of the reporting period, the Acquiring Portfolio’s pro forma results of operations for the year ended December 31, 2011 are as follow:

Net investment income	$40,230,059
Net realized and unrealized gain (loss)	(47,806,260)
Increase (decrease) in net assets from operations	(7,576,201)

12. OTHER MATTER  On December 7, 2010, the Trust was named as a defendant and putative member of the proposed defendant class of shareholders in an adversary proceeding brought by The Official Committee of Unsecured Creditors of Tribune Company (the Official Committee) in the U.S. Bankruptcy Court for the District of Delaware, in connection with Tribune Company’s Chapter 11 bankruptcy proceeding (In re Tribune Company). The proceeding relates to a leveraged buy-out transaction by which Tribune Company converted to a privately-held company in 2007, and the putative defendant class is comprised of beneficial owners of shares of Tribune Company who received proceeds from the leveraged buy-out. The Official Committee seeks to recover payments of those proceeds as constructively fraudulent conveyances under the U.S. Bankruptcy Code. The adversary proceeding, which is captioned Official Committee of Unsecured Creditors of Tribune Co. v. FitzSimons, No. 12-2652 (S.D.N.Y.), has been transferred to the U.S. District Court for the Southern District of New York and consolidated into the multidistrict litigation proceeding captioned In re Tribune Co. Fraudulent Conveyance Litig., No. 11-md-2296 (S.D.N.Y.).

The potential amounts sought to be recovered from the Equity-Income Trust and Mid Value Trust are unknown, but they include approximately $30,470,800 and $1,758,100, respectively, representing the proceeds that the Portfolios received in the leveraged buy-out, plus an unknown amount of interest and the Official Committee’s attorneys’ fees and expenses. The Portfolios cannot predict the outcome of this proceeding. The Portfolios are currently assessing the case and have not yet determined the effect, if any, on the Portfolios’ net assets and results of operations. If the proceeding were to be decided in a manner adverse to the Portfolios, or if the Portfolios were to enter into a settlement agreement with the Official Committee, the payment of such judgment or settlement could have an adverse effect on the Portfolios’ net asset value.

John Hancock Variable Insurance Trust

Special Shareholder Meeting (Unaudited)

On April 17, 2012, a Special Meeting of the Shareholders of Balanced Trust, Core Allocation Trust, Core Disciplined Diversification Trust, Core Balanced Trust and Large Cap Trust, each a series of John Hancock Variable Insurance Trust was held at 601 Congress Street, Boston, Massachusetts at 10 a.m., Eastern Time for the purpose of considering and voting upon:

Proposal One:	Approval of the Agreement and Plan of Reorganization providing for the combination of the Core Balanced Strategy Trust into the Core Strategy Trust.

PROPOSAL ONE PASSED ON April 17, 2012.

FOR	AGAINST	ABSTAIN
224,129.871	8,600.599	19,345.938

Proposal Two:	Approval of the Agreement and Plan of Reorganization providing for the combination of the Core Allocation Trust into the Lifestyle Growth Trust.

PROPOSAL TWO PASSED ON April 17, 2012.

FOR	AGAINST	ABSTAIN
7,191,114.619	187,932.032	584,240.531

Proposal Three:	Approval of the Agreement and Plan of Reorganization providing for the combination of the Core Disciplined Diversification Trust into the Lifestyle Growth Trust.

PROPOSAL THREE PASSED ON April 17, 2012.

FOR	AGAINST	ABSTAIN
10,050,494.345	458,532.178	1,570,448.959

Proposal Four:	Approval of the Agreement and Plan of Reorganization providing for the combination of the Core Balanced Trust into the Lifestyle Growth Trust.

PROPOSAL FOUR PASSED ON April 17, 2012.

FOR	AGAINST	ABSTAIN
12,170,397.187	466,765.655	1,356,461.168

Proposal Five:	Approval of the Agreement and Plan of Reorganization providing for the combination of the Balanced Trust into the Lifestyle Growth Trust.

PROPOSAL FIVE PASSED ON April 17, 2012.

FOR	AGAINST	ABSTAIN
5,517,234.428	500,257.572	0

Proposal Six:	Approval of the Agreement and Plan of Reorganization providing for the combination of the Large Cap Trust into the U.S. Equity Trust.

PROPOSAL SIX PASSED ON April 17, 2012.

FOR	AGAINST	ABSTAIN
10,567,067.363	544,273.619	1,156,768.156

John Hancock Variable Insurance Trust

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees (the “Board”) of the Advisory Agreement (the “Advisory Agreement”) and each of the Subadvisory Agreements and the Sub-Subadvisory Agreements (collectively, the “Subadvisory Agreements”) for each of the portfolios (the “Funds”) of John Hancock Variable Insurance Trust (the “Trust” or “JHVIT”) included in this report except those noted below.

At in-person meetings held on May 24-25, 2012, the Board, including all of the Trustees who are not considered to be “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), approved for an annual period the continuation of the Advisory and Subadvisory Agreements with respect to each of the Funds.

The Advisory Agreement and Subadvisory Agreement for the Strategic Equity Allocation Trust was not considered for renewal at such time because this Fund recently commenced operations.

In addition, the following Funds are master-feeder funds and do not have advisory or subadvisory agreements:

American Asset Allocation Trust
American Blue Chip Income and Growth Trust
American Global Growth Trust
American Global Small Capitalization Trust
American Growth Trust
American Growth-Income Trust
American High-Income Trust
American International Trust
American New World Trust

Evaluation by the Board of Trustees

The Board, including the Independent Trustees, is responsible for selecting the Trust’s adviser, John Hancock Investment Management Services, LLC (the “Adviser” or “JHIMS”), approving the Adviser’s selection of subadvisers for each of the Funds (each a “Sub-Adviser”, and collectively, the “Sub-Advisers”) and approving the Trust’s advisory and subadvisory (and any sub-subadvisory) agreements, their periodic continuation and any amendments. Consistent with Securities and Exchange Commission rules, the Board regularly evaluates the Trust’s advisory and subadvisory arrangements, including consideration of the factors listed below. The Board may also consider other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board is furnished with an analysis of its fiduciary obligations in connection with its evaluation and, throughout the evaluation process, the Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel. The factors considered by the Board are:

(1)	the nature, extent and quality of the services to be provided by the Adviser to the Trust and by the Sub-Advisers to the Funds;

(2)	the investment performance of the Funds and their Sub-Advisers;

(3)	the extent to which economies of scale would be realized as a Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund shareholders;

(4)	the costs of the services to be provided and the profits to be realized by the Adviser and its affiliates (including any subadvisers that are affiliated with the Adviser) from the Adviser’s relationship with the Trust; and

(5)	comparative services rendered and comparative advisory and subadvisory fee rates.

The Board believes that information relating to all of these factors is relevant to its evaluation of the Trust’s advisory agreement. The Board also takes into account any indirect benefits expected to be derived by the Adviser and its affiliates and the Sub-Advisers and their affiliates from their relationships with the Funds. With respect to its evaluation of subadvisory agreements (including any sub-subadvisory agreements) with subadvisers not affiliated with the Adviser, the Board believes that, in view of the Trust’s “manager-of-managers” advisory structure, the costs of the services to be provided and the profits to be realized by those Sub-Advisers that are not affiliated with the Adviser from their relationship with the Trust generally are not a material factor in the Board’s consideration of these Subadvisory agreements because such fees are paid by the Adviser and not by the Funds and the Board relies on the ability of the Adviser to negotiate the subadvisory fees at arms-length.

In evaluating subadvisory arrangements, the Board also considers other material business relationships that unaffiliated Sub-Advisers and their affiliates have with the Adviser or its affiliates, including the involvement by certain affiliates of certain Sub-Advisers in the distribution of financial products, including shares of the Trust, offered by the Adviser and other affiliates of the Adviser (“Material Relationships”).

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on May 24-25, 2012, the Board, including all of the Independent Trustees, re-approved the Advisory Agreement and the applicable Subadvisory Agreements with respect to each of the Funds.

In considering the Advisory Agreement and the Subadvisory Agreements, the Board received in advance of the meeting a variety of materials relating to each Fund, the Adviser and each Sub-Adviser, including comparative performance, fee and expense information for a peer group of similar mutual funds prepared by an independent third party provider of mutual fund data, including performance information for relevant benchmark indices and other information provided by the Adviser and the Sub-Advisers regarding the nature, extent and quality of services provided by the Adviser and the Sub-Advisers under their respective Agreements. The Board also took into account discussions with management and information provided to the Board in its meetings throughout the year with respect to the services provided by the Adviser and the Sub-Advisers to the Funds, including quarterly performance reports prepared by management containing reviews of investment results, and periodic presentations from the Sub-Advisers with respect to the Funds they manage. The Board noted the affiliation of certain of the Sub-Advisers with JHIMS, noting any potential conflicts of interest.

Throughout the process, the Trustees were afforded the opportunity to ask questions of and request additional information from management. The Independent Trustees also received a memorandum from their independent counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

Among the information received by the Board from the Adviser relating to the nature, extent and quality of services provided to the Funds, the Board reviewed information provided by JHIMS relating to its operations and personnel and information regarding JHIMS’s compliance and regulatory history. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (“CCO”) regarding the Funds’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considers the Adviser’s risk management processes. The Board considered that JHIMS is responsible for the management of the day-to-day operations of the Funds, including but not limited to, general supervision of and coordination of the services provided by the Sub-Advisers, and is also responsible for monitoring and reviewing the activities of the Sub-Advisers and other third-party service providers.

In considering the nature, extent and quality of the services provided by the Adviser, the Trustees also took into account their knowledge of JHIMS’ management and the quality of the performance of its duties, through Board meetings,

John Hancock Variable Insurance Trust

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of another trust in the complex.

In approving the renewal of the Advisory Agreement, and with reference to the factors that it regularly considers when considering approval of advisory and subadvisory agreements as listed above, the Board:

(1)–(a) considered the high value to the Trust of continuing its relationship with JHIMS as the Trust’s adviser, the skills and competency with which JHIMS has in the past managed the Trust’s affairs and its subadvisory relationships, JHIMS’s oversight and monitoring of the Sub-Advisers’ investment performance and compliance programs including its timeliness in responding to performance issues and the qualifications of JHIMS’s personnel;

(b)	considered JHIMS’s compliance policies and procedures and noted its responsiveness to regulatory changes and mutual fund industry developments;

(c)	considered JHIMS’s administrative capabilities, including its ability to supervise the other service providers for the Funds;

(d)	considered the financial condition of JHIMS and whether it had the financial wherewithal to provide a high level and quality of services to the Funds; and

(e)	recognized the JHIMS’s reputation and experience in serving as an investment adviser to the Trust, and considered the benefit to contractholders of investing in funds that are part of a family of variable insurance portfolios offering a variety of investments.

The Board concluded that JHIMS may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the Funds;

(2)–(a) reviewed the investment performance of each of the Funds;

(b) reviewed the comparative performance of their respective benchmarks;

(c) considered the performance of comparable funds as included in a report prepared by an independent third party provider of mutual fund data (i.e., funds underlying variable insurance products having approximately the same investment classification/objective), if any. Such report included each Fund’s ranking within a smaller group of peer funds and the Fund’s ranking within broader groups of funds, as well as a description of the methodology used to determine the similarity of each Fund with the funds included in each group; and

(d) took into account JHIMS’s analysis of each Fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally and with respect to particular Funds.

The Board concluded that the performance of each of the Funds has generally been in line with or generally outperformed the historical performance of comparable funds and the Fund’s respective benchmarks with the exceptions noted in Appendix A and in such cases, that appropriate action is being taken to address performance, if necessary, or that such performance is reasonable in light of all factors considered, and that JHIMS may reasonably be expected to continue ably to monitor the performance of the Funds and each of their subadvisers.

3)–(a) with respect to each Fund (except those listed below), considered that the Adviser has agreed to waive its management fee for each of these Funds and each of the funds of John Hancock Funds II (except those listed below) (the “Participating Portfolios”) or otherwise reimburse the expenses of the Participating Portfolios as follows (the “Reimbursement”) and that, at the request of the Board, the Reimbursement rate was increased effective May 31, 2011. The current Reimbursement rate is as follows: The Reimbursement shall equal, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the Participating Portfolios that exceed $75 billion but is less than $100 billion and 0.015% of that portion of the aggregate net assets of all the Participating Portfolios that equals or exceeds $100 billion. The amount of the Reimbursement shall be calculated daily and allocated among all the Participating Portfolios in proportion to the daily net assets of each Participating Portfolio, and that Reimbursement may be terminated or modified by the Adviser only upon notice to the Trust and approval of the Board of Trustees of the Trust. (The Funds that are not Participating Portfolios as of the date of this semi-annual report are each of the fund of funds, money market funds and index funds of the Trust and John Hancock Funds II.)

(b) reviewed the Trust’s advisory fee structure and the incorporation therein of any subadvisory fee breakpoints in the advisory fees charged and concluded that (i) most of the Funds contain breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for Funds and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of Funds with advisory fee breakpoints to benefit from economies of scale if those Funds grow. The Board also took into account management’s discussion of the Funds’ advisory fee structure, including with respect to those Funds that did not currently have breakpoints, and also noted that management had agreed to add breakpoints or implement additional breakpoints to the advisory fee structure of certain of the Funds; and

(c) The Board also considered the effect of the Funds’ growth in size on their performances and fees. The Board also noted that if the Funds’ assets increase over time, the Funds may realize other economies of scale if assets increase proportionally more than certain other fixed expenses.

(4)–(a) reviewed the financial statements of JHIMS and considered (i) an analysis presented by JHIMS regarding the net profitability to JHIMS and Manulife Financial Corporation, the Adviser’s parent, of each Fund and the net profitability to Manulife Financial Corporation of the retirement and variable insurance products for which the Trust serves as the underlying investment medium; and (ii) the representation by the John Hancock insurance companies in registration statements for registered variable insurance contracts using the Funds as investment options in registered separate accounts, that the fees and charges deducted under their variable insurance contracts (including the fees and expenses of the Trust), in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by such companies;

(b) reviewed and considered an analysis presented by JHIMS regarding the profitability of JHIMS’s relationship with each Fund and whether JHIMS has the financial ability to continue to provide a high level of services to the Fund;

(c) considered that the John Hancock insurance companies that are affiliates of JHIMS, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain Funds of the Trust and noted that these tax benefits, which are not available to contract owners under applicable income tax law, are reflected in the profitability analysis reviewed by the Board;

(d) considered that JHIMS also provides administrative services to the Funds on a cost basis pursuant to an administrative services agreement and took into account information prepared by JHIMS indicating the allocation of such costs;

(e) noted that certain of the Funds’ Sub-Advisers are affiliates of the Adviser;

(f) noted that John Hancock Signature Services, LLC and John Hancock Distributors, LLC, affiliates of the Adviser, provide transfer agency services and distribution services to the Funds, respectively, and that JHIMS also derives reputational and other indirect benefits from providing advisory services to the Funds;

(g) noted that the subadvisory fees for the Funds are paid by JHIMS and are negotiated at arms’ length with respect to the unaffiliated Sub-Advisers; and

(h) considered that the Adviser should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to each Fund and the entrepreneurial risk that it assumes as Adviser.

Based upon its review, the Board concluded that the Adviser and its affiliates’ level of profitability, if any, from their relationship with each Fund was reasonable and not excessive.

John Hancock Variable Insurance Trust

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

(5)–reviewed comparative information prepared by an independent third party provider of mutual fund data including, among other data, each Fund’s contractual and actual advisory and subadvisory fees and total expenses as compared to similarly situated investment companies underlying variable insurance products deemed to be comparable to the Funds. The Board considered each Fund’s ranking within a smaller group of peer funds chosen by the independent third party provider, as well as the Fund’s ranking within broader groups of funds. In comparing each Fund’s actual and contractual management fee to that of comparable funds, the Board noted that such fee includes both advisory and administrative costs.

The Board determined that the Trust’s advisory fees are generally within a competitive range of those incurred by other comparable funds. In this regard, the Board took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by the Adviser after payment of the subadvisory fee. The Board also noted that JHIMS is currently waiving fees and/or reimbursing expenses with respect to certain of the Funds. The Board also noted that the Adviser pays the subadvisory fees of the Funds, and that such fees are negotiated at arm’s length with respect to unaffiliated Sub-Advisers. In addition, the Board noted that the Adviser effected advisory and subadvisory fee reductions in the past year with respect to several Funds. The Board also noted management’s discussion of the Funds’ expenses, as well as certain actions taken over the past several years to reduce the Funds’ operating expenses. The Board also took into account the level and quality of services provided by JHIMS with respect to the Funds, as well as the other factors considered. The Board concluded that the advisory fees paid by the Trust with respect to the Funds are reasonable.

In addition, in the case of the Fundamental Holdings Trust, Global Diversification Trust, Core Diversified Growth & Income Trust, Core Fundamental Holdings Trust, Core Global Diversification Trust, Core Strategy Trust, Franklin Templeton Founding Allocation Trust, each Lifestyle Trust and each Lifestyle PS Series Trust (each a “Fund of Funds”), the Trustees reviewed the advisory fee to be paid to the Adviser for each Fund of Funds and concluded that the advisory fee to be paid to the Adviser with respect to each Fund of Funds is based on services provided that are in addition to, rather than duplicative of, the services provided pursuant to the advisory agreements for the underlying portfolios of the Fund of Funds and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of a Fund of Funds and those of its underlying portfolios.

Additional information relating to each Fund’s fees and expenses and performance that the Board considered in approving the Advisory Agreement is set forth in Appendix A.

Approval of Subadvisory Agreements

In making its determination with respect to the factors that it considers in considering approval of the Sub-Advisory Agreements, the Board reviewed:

(1)	information relating to each Sub-Adviser’s business, including current subadvisory services to the Trust (and other funds in the John Hancock family of funds);

(2)	the historical and current performance of each Fund and comparative performance information relating to the Fund’s benchmark and comparable funds;

(3)	the subadvisory fee for each Fund, including any breakpoints, and comparative fee information prepared by an independent third party of mutual fund data; and

(4)	information relating to the nature and scope of Material Relationships and their significance to the Trust’s Adviser and unaffiliated Sub-Advisers.

With respect to the services provided by each of the Sub-Advisers, the Board received information provided to the Board by each Sub-Adviser, including each Sub-Adviser’s Form ADV, as well as considered information presented throughout the past year. The Board considered the Sub-Adviser’s current level of staffing and its overall resources, as well as its compensation program. The Board reviewed each Sub-Adviser’s history and investment experience, as well as information regarding the qualifications, background and responsibilities of the Sub-Adviser’s investment and compliance personnel who provide services to the Funds. The Board also considered, among other things, the Sub-Adviser’s compliance program and any disciplinary history. The Board also considered the Sub-Adviser’s risk assessment and monitoring process. The Board noted each Sub-Adviser’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board also noted that the CCO and his staff conduct regular, periodic compliance reviews with each of the Sub-Advisers and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Sub-Advisers and procedures reasonably designed by them to assure compliance with the federal securities laws. The Board also took into account the financial condition of each Sub-Adviser.

The Board considered each Sub-Adviser’s investment process and philosophy. The Board took into account that each Sub-Adviser’s responsibilities include the development and maintenance of an investment program for the applicable Fund which is consistent with the Fund’s investment objectives, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to each Sub-Adviser’s brokerage policies and practices, including with respect to best execution and soft dollars. The Board also reviewed information relating to the nature and scope of Material Relationships and their significance to the Adviser and its affiliates and to unaffiliated Sub-Advisers.

The Board also took into account the sub-advisory fees paid by the Adviser to fees charged by each Fund’s Sub-Adviser to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

The Board also received information regarding any Material Relationships with respect to the unaffiliated Sub-Advisers, which include arrangements in which unaffiliated Sub-Advisers or their affiliates provide advisory, distribution or management services in connection with financial products sponsored by the Trust’s Adviser or its affiliates, and may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interest the Adviser might have in connection with the Sub-Advisory Agreements.

The Board’s decision to approve each Subadvisory Agreement was based on a number of determinations, including the following:

(1)	The Sub-Adviser has extensive experience and demonstrated skills as a manager;

(2)	Although not without variation, the performance of each Fund managed by a Sub-Adviser has generally been in line with or generally outperformed the historical performance of comparable funds and the Fund’s respective benchmarks with the exceptions noted in Appendix A (with respect to such exceptions, the Board concluded that appropriate action was being taken to address such Funds’ performance, if necessary, or that performance was reasonable in light of all factors considered);

(3)	The subadvisory fees generally are (i) competitive and within the range of industry norms and (ii) are paid by JHIMS out of its advisory fees it receives from the Fund (in the case of each sub-subadvisory agreement, that the sub-subadvisory fee would be paid by the Sub-Adviser out of the subadvisory fee) and would not be an expense of the Fund, and, with respect to each Sub-Adviser that is not affiliated with the Adviser, are a product of arm’s length negotiation between the Adviser and the Sub-Adviser; and the Board concluded that each Fund’s subadvisory fees are reasonable; and

John Hancock Variable Insurance Trust

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

(4)	With respect to those Funds that have subadvisory fees that contain breakpoints, such breakpoints are reflected as breakpoints in the advisory fees for the Funds in order to permit shareholders to benefit from economies of scale if those Funds grow.

In addition, in the case of each Fund of Funds, the Trustees reviewed the subadvisory fee to be paid to the Sub-Adviser for the Fund of Funds and concluded that the subadvisory fee to be paid to the Sub-Adviser with respect to each Fund of Funds is based on services provided that are in addition to, rather than duplicative of, the services provided pursuant to the subadvisory agreements for the underlying portfolios of the Fund of Funds and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of a Fund of Funds and those of its underlying portfolios.

Additional information relating to each Fund’s fees and expenses and performance that the Board considered for a particular Fund is set forth in Appendix A.

* * *

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and each of the Sub-Advisory Agreements would be in the best interest of each of the Funds and its respective shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and each of the Subadvisory Agreements for an additional one-year period (with the exception of the Subadvisory agreement with Marsico Capital Management Agreement, LLC on behalf of the International Opportunities Trust, which was approved for an additional six-month period).

John Hancock Variable Insurance Trust

Appendix A

Portfolio (Subadviser)	Performance of Trust, as of March 31, 2012	Fees and Expenses	Other Comments

All Cap Core Trust (QS Investors, LLC)
Benchmark Index — The Trust underperformed for the one-, three- and five-year periods.

Lipper Category — The Trust outperformed for the one-year period and underperformed for the three- and five-year periods.

Subadvisory fees for this Trust are lower than the peer group median.

Net management fees for this Trust are higher than the peer group median.

Total expenses for this Trust are lower than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s performance, including the subadviser’s quantitative investment style and current market conditions, as well as the Trust’s overall performance record since the current subadviser began managing the Trust.

The Board also noted the Trust’s more recent improved performance relative to the category.

The Board took into account management’s discussion of the Trust’s expenses, including the advisory/subadvisory fee structure.

All Cap Value Trust (Lord, Abbett & Co. LLC)
Benchmark Index — The Trust underperformed for the one- and three-year periods, and outperformed for the five-year period.

Lipper Category — The Trust underperformed for the one- and three-year periods, and outperformed for the five-year period.

Subadvisory fees for this Trust are lower than the peer group median.

Net management fees for this Trust are equal to the peer group median.

Total expenses for this Trust are lower than the peer group median.
The Board took into account management’s discussion of the Trust’s performance, noting the Trust’s long-term outperformance relative to the index and peer group average.

Alpha Opportunities Trust (Wellington Management Company, LLP)	Benchmark Index — The Trust underperformed for the one- and three-year periods. Lipper Category — The Trust underperformed for the one-year period and outperformed for the three-year period.
Subadvisory fees for this Trust are higher than the peer group median.

Net management fees for this Trust are higher than the peer group median.

Total expenses for this Trust are higher than the peer group median.

The Board noted that the Trust has outperformed the benchmark index and peer group average since inception in October 2008.

The Board took into account management’s discussion of the Trust’s expenses, including the advisory/subadvisory fee structure.

The Board also noted that the limited availability of sleeve strategies resulted in higher subadvisory fees.

Blue Chip Growth Trust (T. Rowe Price Associates, Inc.)	Benchmark Index — The Trust outperformed for the one-, three- and five-year periods. Lipper Category — The Trust outperformed for the one-, three- and five-year periods.
Subadvisory fees for this Trust are higher than the peer group median.

Net management fees for this Trust are higher than the peer group median.

Total expenses for this Trust are higher than the peer group median.
The Board took into account management’s discussion of the Trust’s expenses, including the advisory/subadvisory fee structure and the voluntary fee waiver which reduces certain expenses of the Trust.

John Hancock Variable Insurance Trust

Appendix A

Portfolio (Subadviser)	Performance of Trust, as of March 31, 2012	Fees and Expenses	Other Comments

Capital Appreciation Trust (Jennison Associates LLC)
Benchmark Index — The Trust outperformed for the one-year period and underperformed for the three- and five-year periods.

Lipper Category — The Trust outperformed for the one-, three- and five-year periods.

Subadvisory fees for this Trust are equal to the peer group median.

Net management fees for this Trust are higher than the peer group median.

Total expenses for this Trust are higher to the peer group median.
The Board also took into account management’s discussion of the Trust’s expenses, including the advisory/subadvisory fee structure.

Capital Appreciation Value Trust (T. Rowe Price Associates, Inc.)	Benchmark Index — The Trust outperformed for the one- and three-year periods. Lipper Category — The Trust outperformed for the one- and three-year periods.
Subadvisory fees for this Trust are equal to the peer group median.

Net management fees for this Trust are higher than the peer group median.

Total expenses for this Trust are higher than the peer group median.
The Board took into account management’s discussion of the Trust’s expenses, including the advisory/subadvisory fee structure and the voluntary fee waiver which reduces certain expenses of the Trust.

Core Allocation Plus Trust (Wellington Management Company, LLP)	Benchmark Index — The Trust underperformed for the one- and three-year periods. Lipper Category — The Trust underperformed for the one- and three-year periods.
Subadvisory fees for this Trust are equal to the peer group median.

Net management fees for this Trust are higher than the peer group median.

Total expenses for this Trust are higher than the peer group median.

The Board noted that while the Trust trailed the index and peer group over all periods, the underperformance versus the index was not significant.

The Board noted the Trust’s more recent improved performance.

The Board noted that the Trust’s performance is being closely monitored.

The Board took into account management’s discussion of the Trust’s expenses, including the advisory/subadvisory fee structure.

Core Fundamental Holdings Trust (John Hancock Asset Management)	Benchmark Index — The Trust underperformed for the one-year period. Lipper Peer Group — The Trust outperformed for the one-year period.	Subadvisory fees: Limited peer group. Net management fees for this Trust are lower than the peer group median. Total expenses for this Trust are lower than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the Trust’s performance relative to the benchmark noting that the Trust has a limited performance history.

Core Global Diversification Trust (John Hancock Asset Management)	Benchmark Index — The Trust underperformed for the one-year period. Lipper Peer Group — The Trust underperformed for the one-year period.
Subadvisory fees for this Trust are lower than the peer group median.

Net management fees for this Trust are lower than the peer group median.

Total expenses for this Trust are lower than the peer group median.
The Board took into account management’s discussion of the factors that contributed to the Trust’s performance noting that the Trust has a limited performance history.

John Hancock Variable Insurance Trust

Appendix A

Portfolio (Subadviser)	Performance of Trust, as of March 31, 2012	Fees and Expenses	Other Comments

Disciplined Diversification Trust (Dimensional Fund Advisors LP)
Benchmark Index — The Trust underperformed for the one-year period and outperformed for the three-year period.

Lipper Category — The Trust underperformed for the one-year period and outperformed for the three-year period.

Subadvisory fees for this Trust are equal to the peer group median.

Net management fees for this Trust are higher than the peer group median.

Total expenses for this Trust are higher than the peer group median.
The Board took into account management’s discussion of the Trust’s expenses, including the advisory/subadvisory fee structure.

Emerging Markets Value Trust (Dimensional Fund Advisors LP)
Benchmark Index — The Trust underperformed for the one-year period and outperformed for the three-year period.

Lipper Category — The Trust underperformed for the one-year period and outperformed for the three-year period.

Subadvisory fees for this Trust are equal to the peer group median.

Net management fees for this Trust are lower than the peer group median.

Total expenses for this Trust are lower than the peer group median.
The Board noted recent market effects on the Trust’s peer group ranking, but took into account the long-term outperformance of the Trust.

Equity-Income Trust (T. Rowe Price Associates, Inc.)
Benchmark Index — The Trust underperformed for the one-year period and outperformed for the three- and five-year periods.

Lipper Category — The Trust underperformed for the one-year period and outperformed for the three- and five-year periods.
Subadvisory fees: Limited peer group. Net management fees for this Trust are higher than the peer group median. Total expenses for this Trust are equal to the peer group median.
The Board took into account management’s discussion of the Trust’s expenses, including the advisory/subadvisory fee structure and noted that the Trust is subject to a voluntary fee waiver which reduces certain expenses of the Trust.

The Board took into account management’s discussion of the differences between the investment policies of the Trust and those of its peer group.

Financial Services Trust (Davis Selected Advisers, L.P.)	Benchmark Index — The Trust outperformed for the one-, three- and five-year periods. Lipper Category — The Trust outperformed for the one-, three-and five-year periods.
Subadvisory fees for this Trust are higher than the peer group median.

Net management fees for this Trust are higher than the peer group median.

Total expenses for this Trust are higher than the peer group median.

The Board took into account management’s discussion of the Trust’s expenses, including the advisory/subadvisory fee structure.

The Board also noted that the Trust outperformed the peer group and index over all periods.

Franklin Templeton Founding Allocation Trust (John Hancock Asset Management)
Benchmark Index — The Trust underperformed for the one-year period and outperformed for the three-year period.

Lipper Category —The Trust underperformed for the one-year period and outperformed for the three-year period.
		Net management fees for this Trust are lower than the peer group median. Total expenses for this Trust are lower than the peer group median.	The Board noted the Trust’s favorable performance relative to the peer group and index for the three-year period, and also noted the lower total expenses relative to the peer group median.

John Hancock Variable Insurance Trust

Appendix A

Portfolio (Subadviser)	Performance of Trust, as of March 31, 2012	Fees and Expenses	Other Comments

Fundamental All Cap Core Trust (John Hancock Asset Management)
Benchmark Index — The Trust underperformed for the one- and five-year periods and outperformed for the three-year period.

Lipper Category — The Trust outperformed for the one- and three-year periods and underperformed for the five-year period.

Subadvisory fees for this Trust are lower than the peer group median.

Net management fees for this Trust are higher than the peer group median.

Total expenses for this Trust are equal to the peer group median.

The Board noted that at the beginning of 2011 Walter McCormick and Sandy Sanders took over as portfolio managers for this Trust and longer-term performance does not reflect the current management team.

The Board took into account management’s discussion of the Trust’s performance since that time relative to its peer group.

Fundamental Holdings Trust (John Hancock Asset Management)	Benchmark Index — The Trust underperformed for the one- and three-year periods. Lipper Peer Group — The Trust underperformed for the one- and three-year periods.	Subadvisory fees for this peer group are not available. Net management fees for this Trust are lower than the peer group median. Total expenses for this Trust are lower than the peer group median.	The Board took into account management’s discussion of the Trust’s performance, including the factors that contributed to the Trust’s performance versus its peer group and benchmark.

Fundamental Large Cap Value Trust (John Hancock Asset Management)
Benchmark Index — The Trust outperformed for the one- and three-year periods and underperformed for the five-year period.

Lipper Category — The Trust outperformed for the one-year period, outperformed for the three-year period and underperformed for the five-year period.

Subadvisory fees for this Trust are lower than the peer group median.

Net management fees for this Trust are lower than the peer group median.

Total expenses for this Trust are lower than the peer group median.

The Board noted that the portfolio managers, Walter McCormick and Sandy Sanders, have been managing this portfolio since January 2011 and the longer-term track record does not reflect the current management team.

The Board took into account management’s discussion of the Trust’s performance since that time relative to its peer group.

The Board took into account management’s discussion of the Trust’s expenses, including the advisory/subadvisory fee structure.

John Hancock Variable Insurance Trust

Appendix A

Portfolio (Subadviser)	Performance of Trust, as of March 31, 2012	Fees and Expenses	Other Comments

Fundamental Value Trust (Davis Selected Advisers, L.P.)
Benchmark Index — The Trust underperformed for the one-, three- and five-year periods.

Lipper Category — The Trust underperformed for the one- and five-year periods and outperformed for the three-year period.

Subadvisory fees for this Trust are higher than the peer group median.

Net management fees for this Trust are higher than the peer group median.

Total expenses for this Trust are higher than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s performance, including the subadviser’s investment style and market conditions.

The Board noted that the margin of underperformance over the five-year period was narrow versus peers.

The Board also noted the favorable longer-term performance of the comparably managed retail fund.

The Board noted that the Trust’s performance is being closely monitored.

The Board took into account management’s discussion of the advisory/subadvisory fee structure and also noted that management fee reductions, which are not reflected in the fee and expense reporting, were put in place in the period after the reports were generated.

Global Diversification Trust (John Hancock Asset Management)
Benchmark Index — The Trust underperformed for the one-year period and outperformed for the three-year period.

Lipper Peer Group — The Trust outperformed for the one-year period and underperformed for the three-year period.
		Subadvisory fees for this peer group are not available. Net management fees for this Trust are equal to the peer group median. Total expenses for this Trust are lower than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the Trust’s performance versus its peer group and benchmark.

Global Trust (Templeton Global Advisors Limited)	Benchmark Index — The Trust underperformed for the one-, three- and five-year periods. Lipper Category — The Trust outperformed for the one-, three-and five-year periods.
Subadvisory fees for this Trust are lower than the peer group median.

Net management fees for this Trust are higher than the peer group median.

Total expenses for this Trust are lower than the peer group median.
The Board noted the Trust’s favorable performance relative to the peer group for the one-, three- and five-year periods. The Board noted that the Trust’s performance is being closely monitored.

John Hancock Variable Insurance Trust

Appendix A

Portfolio (Subadviser)	Performance of Trust, as of March 31, 2012	Fees and Expenses	Other Comments

Growth Equity Trust (Rainier Investment Management)	Benchmark Index — The Trust underperformed for the one- and three-year periods. Lipper Category — The Trust underperformed for the one- and three-year periods.
Subadvisory fees for this Trust are lower than the peer group median.

Net management fees for this Trust are higher than the peer group median.

Total expenses for this Trust are higher than the peer group median.

The Board took into account management’s discussion of the Trust’s performance, including the impact of market conditions.

The Board also took into account the subadviser’s long-term track record of the JHF III Rainier Growth Fund.

The Board took into account management’s discussion of the Trust’s expenses, including the advisory/subadvisory fee structure. The Board also noted the recent fee reduction in the advisory and subadvisory fees.

Health Sciences Trust (T. Rowe Price Associates, Inc.)	Benchmark Index — The Trust outperformed for the one-, three-, and five-year periods. Lipper Category — The Trust outperformed for the one-, three-, and five-year periods.
Subadvisory fees for this Trust are higher than the peer group median.

Net management fees for this Trust are higher than the peer group median.

Total expenses for this Trust are higher than the peer group median.

The Board took into account management’s discussion of the Trust’s expenses, including the advisory/subadvisory fee structure and noted that the Trust is subject to a voluntary fee waiver which reduces certain expenses of the Trust.

Heritage Trust (American Century Investment Management, Inc.)
Benchmark Index — The Trust underperformed for the one-, three-, and five-year periods.

Lipper Peer Group — The Trust outperformed for the one-year period and underperformed for the three- and five-year periods.

Subadvisory fees for this Trust are lower than the peer group median.

Net management fees for this Trust are higher than the peer group median.

Total expenses for this Trust are higher than the peer group median.

The Board noted that the Trust changed its investment style and portfolio managers in May 2010 and that performance has improved since that time.

The Board took into account management’s discussion of the Trust’s performance, including the factors that contributed to the Trust’s performance versus the peer group and its benchmark.

The Board took into account management’s discussion of the Trust’s expenses, including the advisory and subadvisory fee structure.

The Board also noted a reduction in the advisory and subadvisory fees effective May 3, 2010.

John Hancock Variable Insurance Trust

Appendix A

Portfolio (Subadviser)	Performance of Trust, as of March 31, 2012	Fees and Expenses	Other Comments

International Core Trust (Grantham, Mayo, Van Otterloo & Co. LLC)
Benchmark Index — The Trust outperformed for the one-year period, underperformed for the three-year period and underperformed for the five-year period.

Lipper Category — The Trust outperformed for the one- and five-year periods and underperformed for the three-year period.

Subadvisory fees for this Trust are higher than the peer group median.

Net management fees for this Trust are higher than the peer group median.

Total expenses for this Trust are higher than the peer group median.

The Board took into account management’s discussion of the Trust’s performance, including its strong longer-term track record and the impact of market conditions on its investment strategy.

The Board took into account management’s discussion of the Trust’s expenses, including the advisory/subadvisory fee structure.

International Growth Stock Trust (Invesco Advisers, Inc.)	Benchmark Index — The Trust outperformed for the one-year period. Lipper Category — The Trust outperformed for the one-year period.
Subadvisory fees for this Trust are lower than the peer group median.

Net management fees for this Trust are lower than the peer group median.

Total expenses for this Trust are lower than the peer group median.
The Board noted the limited performance history for the Trust.

International Opportunities Trust (Marsico Capital Management, LLC)	Benchmark Index — The Trust outperformed for the one-, three- and five-year periods. Lipper Category — The Trust underperformed for the one-, three- and five year periods.
Subadvisory fees for this Trust are lower than the peer group median.

Net management fees for this Trust are equal to the peer group median.

Total expenses for this Trust are lower than the peer group median.

The Board took into account management’s discussion of the Trust’s performance including the Trust’s recent improved performance relative to its peers.

The Board noted management’s proposal, to be considered at the next Board meeting, that the subadviser to the Trust be replaced and the Trust then be merged into another Fund.

International Small Company Trust (Dimensional Fund Advisors LP)
Benchmark Index — The Trust underperformed for the one- and three-year periods and outperformed for the five-year period.

Lipper Category — The Trust underperformed for the one-year period and outperformed for the three- and five-year periods.

Subadvisory fees for this Trust are higher than the peer group median.

Net management fees for this Trust are higher than the peer group median.

Total expenses for this Trust are lower than the peer group median.
The Board took into account management’s discussion of the Trust’s performance, noting the Trust’s long-term relative outperformance versus the index and peer group.

International Value Trust (Templeton Investment Counsel, LLC)
Benchmark Index — The Trust underperformed for the one-year period and outperformed for the three- and five-year periods.

Lipper Category — The Trust outperformed for the one-, three- and five-year periods.

Subadvisory fees for this Trust are lower than the peer group median.

Net management fees for this Trust are equal to the peer group median.

Total expenses for this Trust are higher than the peer group median.

The Board noted the Trust’s favorable performance relative to the peer group and index over the three- and five-year periods.

The Board also took into account management’s discussion of the Trust’s expenses, including the advisory and subadvisory fee structure.

John Hancock Variable Insurance Trust

Appendix A

Portfolio (Subadviser)	Performance of Trust, as of March 31, 2012	Fees and Expenses	Other Comments

Lifestyle Balanced PS Series (John Hancock Asset Management) (John Hancock Asset Management a division of Manulife Asset Management (US) LLC)	Benchmark Index — The Trust launched on 4/28/2011. Lipper Peer Group — The Trust launched on 4/28/2011.	Subadvisory fees: Limited peer group. Net management fees for this Trust are higher than the peer group median. Total expenses for this Trust are higher than the peer group median.
The Board noted that the Trust recently commenced operations and has a limited performance history.

The Board took into account management’s discussion of the Trust’s expenses, including the peer group.

Lifestyle Conservative PS Series (John Hancock Asset Management) (John Hancock Asset Management a division of Manulife Asset Management (US) LLC)	Benchmark Index —The Trust launched on 4/28/2011. Lipper Peer Group — The Trust launched on 4/28/2011.	Subadvisory fees: Limited peer group. Net management fees for this Trust are higher than the peer group median. Total expenses for this Trust are higher than the peer group median.
The Board noted that the Trust recently commenced operations and has a limited performance history.

The Board took into account management’s discussion of the Trust’s expenses, including the peer group.

Lifestyle Growth PS Series (John Hancock Asset Management) (John Hancock Asset Management a division of Manulife Asset Management (US) LLC)	Benchmark Index — The Trust launched on 4/28/2011. Lipper Peer Group —The Trust launched on 4/28/2011.	Subadvisory fees: Limited peer group. Net management fees for this Trust are equal to the peer the peer group median. Total expenses for this Fund are equal to the peer group median.	The Board noted that the Trust recently commenced operations and has a limited performance history.

Lifestyle Moderate PS Series (John Hancock Asset Management) (John Hancock Asset Management a division of Manulife Asset Management (US) LLC)	Benchmark Index — The Trust launched on 4/28/2011. Lipper Peer Group —The Trust launched on 4/28/2011.	Subadvisory fees: Limited peer group. Net management fees are lower than the peer group median. Total expenses for this Trust are higher than the peer group median.
The Board noted that the Trust recently commenced operations and has a limited performance history.

The Board took into account management’s discussion of the Trust’s expenses, including the peer group.

Mid Cap Stock Stock (Wellington Management Company, LLP)	Benchmark Index — The Trust underperformed for the one-, three- and five-year periods. Lipper Category — The Trust underperformed for the one-, three- and five-year periods.
Subadvisory fees for this Trust are lower than the peer group median.

Net management fees for this Trust are higher than the peer group median.

Total expenses for this Trust are higher than the peer group median.

The Board noted the Trust’s more recent performance improvement, as well as the Trust’s outperformance versus the peer group and index over the since inception period.

The Board took into account management’s discussion of the Trust’s expenses, including the advisory/subadvisory fee structure.

John Hancock Variable Insurance Trust

Appendix A

Portfolio (Subadviser)	Performance of Trust, as of March 31, 2012	Fees and Expenses	Other Comments

Mid Cap Value Equity Trust (Columbia Management Investment Advisers, LLC)	Benchmark Index — The Trust underperformed for the one-, three- and five-year periods. Lipper Category — The Trust underperformed for the one-, three- and five-year periods.
Subadvisory fees for this Trust are equal to the peer group median.

Net management fees for this Trust are higher than the peer group median.

Total expenses for this Trust are higher than the peer group median.

The Board took into account management’s discussion of the Trust’s performance, noting that performance for the five-year period was impacted by 2008 performance.

The Board also noted the longer-term performance history of the subadviser’s comparable mutual fund.

The Board took into account management’s discussion of the Trust’s expenses, including the advisory/subadvisory fee structure.

Mid Value Trust (T. Rowe Price Associates, Inc.)
Benchmark Index — The Trust underperformed for the one- and three-year periods, outperformed for the five-year period and underperformed for the ten-year period.

Lipper Category — The Trust outperformed for the one-year period, underperformed for the three-year period and outperformed for the five- and ten-year periods.

Subadvisory fees for this Trust are higher than the peer group median.

Net management fees for this Trust are higher than the peer group median.

Total expenses for this Trust are higher than the peer group median.

The Board noted that although the Trust underperformed the index over the one-, three- and ten-year periods, it outperformed its index over the five-year period and its peers over the one-, five- and ten-year periods.

The Board took into account management’s discussion of the Trust’s expenses, including the advisory/subadvisory fee structure noting that the Trust is subject to a voluntary fee waiver which reduces certain expenses of the Trust.

Mutual Shares (Franklin Mutual Advisers, LLC)	Benchmark Index — The Trust underperformed for the one- and three-year periods. Lipper Category — The Trust outperformed for the one- and three-year periods.
Subadvisory fees for this Trust are higher than the peer group median.

Net management fees for this Trust are higher than the peer group median.

Total expenses for this Trust are higher than the peer group median.

The Board took into account management’s discussion of the Trust’s performance, noting the Trust’s favorable performance compared to its peer group over the one- and three-year periods.

The Board took into account management’s discussion of the Trust’s expenses, including the advisory/subadvisory fee structure.

John Hancock Variable Insurance Trust

Appendix A

Portfolio (Subadviser)	Performance of Trust, as of March 31, 2012	Fees and Expenses	Other Comments

Natural Resources Trust (Wellington Management Company, LLP)	Benchmark Index — The Trust underperformed for the one-, three- and five-year periods. Lipper Category — The Trust underperformed for the one-, three- and five-year periods.
Subadvisory fees for this Trust are higher than the peer group median.

Net management fees for this Trust are higher than the peer group median.

Total expenses for this Trust are higher than the peer group median.

The Board took into account management’s discussion of the Trust’s performance.

The Board noted that the Trust’s performance is being closely monitored.

The Board also noted that a second subadviser was proposed to be added to the Trust and fees were expected to be reduced at that time.

The Board took into account management’s discussion of the Trust’s expenses, including the advisory/subadvisory fee structure and the small size of the peer group.

Real Estate Securities Trust (Deutsche Investment Management Americas, Inc.)
Benchmark Index — The Trust underperformed for the one- and three-year periods, and outperformed for the five-year period.

Lipper Category — The Trust outperformed for the one-, three- and five-year periods.

Subadvisory fees for this Trust are lower than the peer group median.

Net management fees for this Trust are lower than the peer group median.

Total expenses for this Trust are lower than the peer group median.

The Board took into account management’s discussion of the Trust’s performance relative to its benchmark, including the impact of market conditions.

The Board also noted the Trust’s performance relative to its peer group.

Science & Technology Trust (T. Rowe Price Associates, Inc.) (RCM Capital Management LLC)
Benchmark Index — The Trust underperformed for the one-year period and outperformed for the three- and five-year periods.

Lipper Category — The Trust underperformed for the one-year period and outperformed for the three- and five-year periods.
Subadvisory fees for this peer group are not available. Net management fees for this Trust are higher than the peer group median. Total expenses for this Trust are higher than the peer group median.
The Board took into account management’s discussion of the Trust’s long-term performance.

The Board took into account management’s discussion of the Trust’s expenses, including the advisory/subadvisory fee structure noting that the Trust is subject to a voluntary fee waiver which reduces certain expenses of the Trust.

Small Cap Growth Trust (Wellington Management Company, LLP)
Benchmark Index — The Trust underperformed for the one-, three- and five-year periods.

Lipper Category — The Trust underperformed for the one- and three-year periods and outperformed the five- and ten-year periods.

Subadvisory fees for this Trust are higher than the peer group median.

Net management fees for this Trust are higher than the peer group median.

Total expenses for this Trust are higher than the peer group median.

The Board noted the Trust’s more recent improved performance as well as the five- and ten-year outperformance versus the peer group.

The Board took into account management’s discussion of the Trust’s expenses, including the advisory/subadvisory fee structure.

John Hancock Variable Insurance Trust

Appendix A

Portfolio (Subadviser)	Performance of Trust, as of March 31, 2012	Fees and Expenses	Other Comments

Small Cap Opportunities Trust (Dimensional Fund Advisors LP) .(Invesco Advisers Inc.)
Benchmark Index — The Trust underperformed for the one- and five-year periods and outperformed for the three-year period.

Lipper Category — The Trust underperformed for the one- and five-year periods and outperformed for the three-year period.

Subadvisory fees for this Trust are higher than the peer group median.

Net management fees for this Trust are higher than the peer group median.

Total expenses for this Trust are higher than the peer group median.

The Board took into account management’s discussion of the Trust’s performance. The Board noted that the previous subadviser was replaced by two new subadvisers in 2008 and that the Trust’s long-term performance reflects the performance of the previous subadviser.

The Board noted that performance since the change in subadviser has improved.

The Board took into account management’s discussion of the Trust’s expenses, including the advisory/subadvisory fee structure.

Small Cap Value Trust (Wellington Management Company, LLP)	Benchmark Index — The Trust outperformed for the one-, three-, five- and ten-year periods. Lipper Category — The Trust outperformed for the one-, three-, five- and ten-year periods.
Subadvisory fees for this Trust are higher than the peer group median.

Net management fees for this Trust are higher than the peer group median.

Total expenses for this Trust are higher than the peer group median.
The Board took into account management’s discussion of the Trust’s expenses, including the advisory/subadvisory fee structure.

Small Company Growth Trust (Invesco Advisers, Inc.)
Benchmark Index — The Trust outperformed for the one-year period and underperformed for the three- and five-year periods.

Lipper Category — The Trust outperformed for the one- and five-year periods and underperformed for the three-year period.

Subadvisory fees for this Trust are higher than the peer group median.

Net management fees for this Trust are higher than the peer group median.

Total expenses for this Trust are higher than the peer group median.

The Board took into account management’s discussion of the Trust’s performance, noting the Trust’s favorable performance compared to its index over the one-year period and compared to its peer group over the one- and five-year periods.

The Board took into account management’s discussion of the Trust’s expenses, including the advisory/subadvisory fee structure.

Small Company Value Trust (T. Rowe Price Associates, Inc.)
Benchmark Index — The Trust outperformed for the one-, three- and five-year periods.

Lipper Category — The Trust outperformed for the one-year period, underperformed for the three-year period and outperformed for the five-year period.

Subadvisory fees for this Trust are higher than the peer group median.

Net management fees for this Trust are higher than the peer group median.

Total expenses for this Trust are higher than the peer group median.

The Board took into account the overall performance of the Trust.

The Board took into account management’s discussion of the Trust’s expenses, including the advisory/subadvisory fee structure noting that the Trust is subject to a voluntary fee waiver which reduces certain expenses of the Trust.

John Hancock Variable Insurance Trust

Appendix A

Portfolio (Subadviser)	Performance of Trust, as of March 31, 2012	Fees and Expenses	Other Comments

Smaller Company Growth Trust (John Hancock Asset Management) (Frontier Capital Management Company) (Perimeter Capital Management LLC)	Benchmark Index — The Trust underperformed for the one- and three-year periods. Lipper Category — The Trust underperformed for the one- and three-year periods.
Subadvisory fees for this Trust are equal to the peer group median.

Net management fees for this Trust are higher than the peer group median.

Total expenses for this Trust are higher than the peer group median.

The Board took into account management’s discussion of the Trust’s performance, including the peer group and the Trust’s overall performance relative to its Morningstar Category.

The Board took into account management’s discussion of the Trust’s expenses, as well as the recent advisory and subadvisory fee reduction.

Strategic Allocation Trust (John Hancock Asset Management)	Benchmark Index — The Trust commenced operations on 4/27/2011. Lipper Peer Group — The Trust commenced operations on 4/27/2011.	Subadvisory fees: Limited peer group. Net management fees for this Trust are lower than the peer group median. Total expenses for this Trust are lower than the peer group median.
The Board noted that the Trust recently commenced operations and has a limited performance history. They also noted that the Trust is subject to voluntary fee waivers that reduce certain expenses of the Trust.

U.S. Equity Trust (Grantham, Mayo, Van Otterloo & Co. LLC)
Benchmark Index — The Trust outperformed for the one- and five-year periods and underperformed for the three-year period.

Lipper Category — The Trust outperformed for the one- and five-year periods and underperformed for the three-year period.

Subadvisory fees for this Trust are lower than the peer group median.

Net management fees for this Trust are modestly higher than the peer group median.

Total expenses for this Trust are higher than the peer group median.

The Board took into account management’s discussion of the Trust’s expenses, including the advisory/subadvisory fee structure.

The Board noted that there was an advisory and subadvisory fee reduction for this Trust in 2011.

The Board took into account management’s discussion of the Trust’s performance, including the Trust’s overall long-term track record and the impact of market conditions on the subadviser’s investment style.

Utilities Trust (MFS Investment Management)
Benchmark Index — The Trust underperformed for the one-year period and outperformed for the three- and five-year periods.

Lipper Category — The Trust underperformed for the one-year period and outperformed for the three- and five-year periods.

Subadvisory fees for this Trust are higher than the peer group median.

Net management fees for this Trust are higher than the peer group median.

Total expenses for this Trust are higher than the peer group median.

The Board took into account management’s discussion of the Trust’s performance, noting the Trust’s favorable performance compared to its peer group and index over the three- and five-year periods.

The Board took into account management’s discussion of the Trust’s expenses, including the advisory/subadvisory fee structure.

John Hancock Variable Insurance Trust

Appendix A

Portfolio (Subadviser)	Performance of Trust, as of March 31, 2012	Fees and Expenses	Other Comments

Value Trust (Invesco Advisers, Inc.)
Benchmark Index — The Trust outperformed for the one- and five-year periods and underperformed for the three-year period.

Lipper Category — The Trust outperformed for the one-, three-and five-year periods.

Subadvisory fees for this Trust are lower than the peer group median.

Net management fees for this Trust are higher than the peer group median.

Total expenses for this Trust are higher than the peer group median.

The Board took into account management’s discussion of the Trust’s performance, noting the Trust’s outperformance compared to its peer group over the one-, three- and five-year periods.

The Board took into account management’s discussion of the Trust’s expenses, including the advisory/subadvisory fee structure.

John Hancock Variable Insurance Trust

Evaluation of Subadvisory Agreement by the Board of Trustees — International Opportunities Trust

At an in-person meeting held on June 26-28, 2012, the Board of Trustees (the “Board”) of John Hancock Variable Insurance Trust (the “Trust”), including all of the Trustees who are not considered to be “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “Independent Trustees”), approved the subadvisory agreement appointing Invesco Advisers, Inc. (“Invesco”) as the new subadviser to the International Opportunities Trust (the “Fund”), replacing Marsico Capital Management, LLC (“Marsico”) effective July 20, 2012.

The Board, including the Independent Trustees, is responsible for approving John Hancock Investment Management Services, LLC’s (the “Adviser”) selection of fund subadvisers and approving the Fund’s subadvisory agreements, their periodic continuation and any amendments. Consistent with SEC rules, the Board regularly evaluates the Trust’s subadvisory arrangements, including consideration of the factors listed below. The Board also may consider other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board is furnished with an analysis of its fiduciary obligations in connection with its evaluation and, throughout the evaluation process, the Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel. The factors considered by the Board with respect to the Fund are:

1.	the nature, extent and quality of the services to be provided by the subadviser to the Fund;

2.	the investment performance of the Fund and its subadviser;

3.	the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund shareholders;

4.	the costs of the services to be provided and the profits to be realized by the subadviser from its relationship with the Trust; and

5.	comparative services rendered and comparative subadvisory fee rates.

With respect to its evaluation of subadvisory agreements with entities that are not affiliated with the Adviser, the Board believes that, in view of the Trust’s “manager-of-managers” advisory structure, the costs of the services to be provided and the profits to be realized by those subadvisers that are not affiliated with the Adviser from their relationship with the Trust, generally, are not a material factor in the Board’s consideration of these subadvisory agreements because such fees are paid to subadvisers by the Adviser and not by the funds and because the Board relies on the ability of the Adviser to negotiate such subadvisory fees at arm’s-length.

In evaluating subadvisory arrangements, the Board also considers other material business relationships that unaffiliated subadvisers and their affiliates have with the Adviser or its affiliates, including the involvement by certain affiliates of certain subadvisers in the distribution of financial products, including shares of the Trust, offered by the Adviser and other affiliates of the Adviser (“Material Relationships”).

In considering the new subadvisory agreement with Invesco, the Board received in advance of the meeting a variety of materials relating to the Fund and Invesco, including performance information for relevant benchmark indices and comparable funds, fee and expense information and other information provided by Invesco regarding the nature, extent and quality of services to be provided by Invesco under the new subadvisory agreement. The Board also took into account discussions with management and information provided to the Board in its meetings throughout the year with respect to the services provided by Marsico to the Fund, as well as the services provided by Invesco with respect to other funds in the Trust and other funds in John Hancock Funds II, including quarterly performance reports prepared by management containing reviews of investment results, and periodic presentations from Marsico.

Throughout the process, the Trustees were afforded the opportunity to ask questions of and request additional information from management. The Independent Trustees also discussed the proposed approval of the new subadvisory agreement in private sessions with their independent legal counsel at which no representatives of management were present.

In making its determination with respect to the new subadvisory agreement and with reference to the factors that it considers in considering approval of subadvisory agreements, the Board reviewed and considered:

1.	information relating to Invesco’s business, including current subadvisory services to the Trust (and other funds in the John Hancock family of funds);

2.	the performance of the Fund and the performance of a similarly managed fund in the Trust that is managed by Invesco through April 30, 2012;

3.	the subadvisory fee for the Fund, including any breakpoints; and

4.	information relating to the nature and scope of any Material Relationships and their significance to the Adviser and Invesco.

With respect to the services to be provided by Invesco, the Board considered, among other information, Invesco’s current level of staffing and its overall resources. The Board took into account Invesco’s history and investment experience, as well as information regarding the qualifications, background and responsibilities of Invesco’s investment personnel who would provide services to the Fund. The Board also took into account its knowledge of Invesco’s management and the quality of the performance of its duties through Invesco’s provision of services to other funds in the Trust and John Hancock Funds II and information received during the past year, including among other things, Invesco’s compliance program and any disciplinary history. The Board noted Invesco’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board also considered Invesco’s risk assessment and monitoring process. The Board also noted that the Trust’s Chief Compliance Officer and his staff conduct regular, periodic compliance reviews with Invesco and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of Invesco and procedures reasonably designed by it to assure compliance with the federal securities laws. The Board also took into account Invesco’s financial condition.

The Board considered Invesco’s investment process and philosophy. The Board took into account that Invesco’s responsibilities would include the development and maintenance of an investment program for the Fund that is consistent with the Fund’s investment objectives, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to the performance of these services. The Board also took into account the subadvisory fees proposed to be charged to the Adviser to fees charged by Invesco to manage other subadvised portfolios. The Board’s decision to approve the new sub-advisory agreement with Invesco at the June 26-28, 2012 meeting was based on a number of considerations, including the following:

•	Invesco has demonstrated skills as a manager, is currently the subadviser to multiple funds of the Trust and John Hancock Funds II and the Board is generally satisfied with Invesco’s management of these funds, and may be expected to provide a high quality of investment management services and personnel to the Fund.

•	The International Growth Stock Trust, a fund in the Trust managed by Invesco with similar investment policies to the Fund, has outperformed the Fund, its benchmark index and peer group for the one- year period ended April 30, 2012 and from the inception of the International Growth Stock Trust on September 16, 2010 to April 30, 2012.

•	The subadvisory fees for the Fund are: (i) within industry norms; (ii) lower than under the prior subadvisory agreement with Marsico; (iii) paid by the Adviser and not by the Fund and are the product of arm’s length negotiation between the Adviser and Invesco, and approval of the new subadvisory agreement with Invesco will result in a decrease in the advisory fees paid by the Fund; and (iv) are reasonable.

•	Subadvisory fees are reflected as breakpoints in the advisory fees for the Fund.

John Hancock Variable Insurance Trust

Evaluation of Subadvisory Agreement by the Board of Trustees — International Opportunities Trust

•	While it is anticipated that the Fund will merge into the International Growth Stock Trust during the fourth quarter of 2012, the appointment of Invesco as subadviser of the Fund will afford its shareholders the potential opportunity for more consistent performance prior to the merger.

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that approval of the new subadvisory agreement with Invesco would be in the best interest of the Fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the new subadvisory agreement with Invesco.

John Hancock Variable Insurance Trust

Evaluation of Subadvisory Agreement by the Board of Trustees — Natural Resources Trust

At an in-person meeting held on June 26-28, 2012 (the “Meeting”), the Board of Trustees (the “Board”) of John Hancock Variable Insurance Trust (the “Trust”), including all of the Trustees who are not considered to be “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “Independent Trustees”), approved the subadvisory agreement appointing RS Investment Management Co. LLC (“RS Investments”) as an additional subadviser responsible for managing a portion of the assets of the Natural Resources Trust (the “Fund”).

The Board, including the Independent Trustees, is responsible for approving John Hancock Investment Management Services, LLC’s (the “Adviser”) selection of fund subadvisers and approving the Fund’s subadvisory agreements, their periodic continuation and any amendments. Consistent with SEC rules, the Board regularly evaluates the Trust’s subadvisory arrangements, including consideration of the factors listed below. The Board also may consider other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board is furnished with an analysis of its fiduciary obligations in connection with its evaluation and, throughout the evaluation process, the Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel. The factors considered by the Board with respect to the Fund are:

1.	the nature, extent and quality of the services to be provided by the subadviser to the Fund;

2.	the investment performance of the Fund and its subadviser;

3.	the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund shareholders;

4.	the costs of the services to be provided and the profits to be realized by the subadviser from its relationship with the Trust; and

5.	comparative services rendered and comparative subadvisory fee rates.

With respect to its evaluation of subadvisory agreements with entities that are not affiliated with the Adviser, the Board believes that, in view of the Trust’s “manager-of-managers” advisory structure, the costs of the services to be provided and the profits to be realized by those subadvisers that are not affiliated with the Adviser from their relationship with the Trust, generally, are not a material factor in the Board’s consideration of these subadvisory agreements because such fees are paid to subadvisers by the Adviser and not by the funds and because the Board relies on the ability of the Adviser to negotiate such subadvisory fees at arm’s-length.

In evaluating subadvisory arrangements, the Board also considers other material business relationships that unaffiliated subadvisers and their affiliates have with the Adviser or its affiliates, including the involvement by certain affiliates of certain subadvisers in the distribution of financial products, including shares of the Trust, offered by the Adviser and other affiliates of the Adviser (“Material Relationships”).

In considering the new subadvisory agreement with RS Investments, the Board received in advance of the Meeting a variety of materials relating to the Fund and RS Investments, including comparative performance information for relevant benchmark indices and comparable funds, fee and expense information and other information provided by RS Investments regarding the nature, extent and quality of services to be provided by RS Investments under the new subadvisory agreement. The Board also took into account information presented by RS Investments to the Board with respect to its management of a portion of the Fund at the Meeting. The Board also took into account discussions with management and information provided to the Board in its meetings throughout the year with respect to the Fund’s performance, including quarterly performance reports prepared by management containing reviews of investment results, and periodic presentations from the current sub-adviser to the Fund.

Throughout the process, the Trustees were afforded the opportunity to ask questions of and request additional information from management. The Independent Trustees also discussed the proposed approval of the new subadvisory agreement in private sessions with their independent legal counsel at which no representatives of management were present.

In making its determination with respect to the new subadvisory agreement and with reference to the factors that it considers in considering approval of subadvisory agreements, the Board reviewed and considered:

1.	information relating to RS Investments’ business;

2.	the performance of the Fund and the performance of other similar funds and accounts that are managed by RS Investments through March 31, 2012;

3.	the subadvisory fee to be charged byRS Investments, including any breakpoints; and

4.	information relating to the nature and scope of any Material Relationships and their significance to the Adviser and RS Investments.

With respect to the services to be provided by RS Investments, the Board considered, among other information, RS Investments’ current level of staffing and its overall resources. The Board took into account RS Investments’ history and investment experience, as well as information regarding the qualifications, background and responsibilities of RS Investments’ investment personnel who would provide services to the Fund. The Board also considered, among other things, RS Investments’ compliance program and any disciplinary history. The Board also considered RS Investments’ risk assessment and monitoring process. The Board noted RS Investments’ regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board also noted that the Trust’s CCO and his staff conducted compliance reviews with RS Investments, which included evaluating the regulatory compliance systems of RS Investments and procedures reasonably designed by them to assure compliance with the federal securities laws. The Board also took into account the financial condition of RS Investments.

The Board considered RS Investments’ investment process and philosophy. The Board took into account that RS Investments’ responsibilities include the development and maintenance of an investment program for Fund that is consistent with the Fund’s investment objectives, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also took into account the sub-advisory fees proposed to be paid to RS Investments and fees charged by RS Investments to manage similar portfolios.

The Board’s decision to approve the new subadvisory agreement with RS Investments at the Meeting was based on a number of considerations, including the following:

•	RS Investments has demonstrated skills as a manager and may be expected to provide a high quality of investment management services and personnel to the Fund.

•	A Fund managed by RS Investments with similar investment policies to the Fund, outperformed the Fund, an appropriate benchmark index and peer group for the one-, three- and five- year periods ended March 31, 2012.

•	The subadvisory fees for the Fund are: (i) within industry norms; (ii) will be paid by the Adviser and not by the Fund and are the product of arm’s length negotiation between the Adviser and RS Investments; and approval of the new subadvisory agreement with RS Investments will not result in any increase in advisory fees for the Fund, and will result in reduced advisory fees for the Fund because the aggregate subadvisory fees to be paid by the Adviser would be reduced under the new arrangement because RS Investments’ subadvisory fee is lower than the subadvisory fee paid to the current subadviser and the Adviser has agreed to pass through the savings it realizes from the lower aggregate subadvisory fee by waiving a portion of its advisory fee; and (iii) are reasonable.

John Hancock Variable Insurance Trust

Evaluation of Subadvisory Agreement by the Board of Trustees — Natural Resources Trust

•	Subadvisory fees are reflected as breakpoints in the advisory fees for the Fund.

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that approval of the new subadvisory agreement with RS Investments would be in the best interest of the Fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the new subadvisory agreement with RS Investments.

John Hancock Variable Insurance Trust

For More Information

The Statement of Additional Information, a separate document with supplemental information not contained in the Prospectus, includes additional information on the Board of Trustees and can be obtained without charge by calling 1-800-344-1029 or on the Securities and Exchange Commission (“SEC”) Web site at www.sec.gov.

PROXY VOTING POLICY A description of the Trust’s proxy voting policies and procedures and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling 1-800-344-1029 or on the SEC Web site at www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE The Trust files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available electronically on the SEC Web site (www.sec.gov); hard copies may be reviewed and copied at the SEC’s Public Reference Room, 450 Fifth Street, N.W., Washington, DC 20549. For more information on the Public Reference Room, call 1-800-SEC-0330.

The report is certified under the Sarbanes-Oxley Act, which requires mutual funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

John Hancock Variable Insurance Trust

Semiannual Report — Table of Contents

Sector Weightings	3

Shareholder Expense Example	5

Summary Portfolio of Investments (See below for each Portfolio’s page #)	8

Statements of Assets and Liabilities	36

Statements of Operations	40

Statements of Changes in Net Assets	44

Statement of Cash Flows	47

Financial Highlights	48

Notes to Financial Statements	55

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees	96

For More Information	104

Portfolio	Summary Portfolio of Investments
Active Bond Trust	8
Bond Trust	9
Bond PS Series	11
Core Bond Trust	12
Global Bond Trust	14
High Yield Trust	16
Income Trust	18
Investment Quality Bond Trust	20
Money Market Trust	21
Money Market Trust B	22
New Income Trust	23
Real Return Bond Trust	25
Short Term Government Income Trust	27
Strategic Income Opportunities Trust	28
Total Return Trust	30
Ultra Short Term Bond Trust	32

2

John Hancock Variable Insurance Trust

Sector Weightings

Active Bond Trust

Sector Weighting*	% of Total
U.S. Government Agency	23.6
Collateralized Mortgage Obligations	19.9
Financials	16.7
U.S. Government	6.1
Consumer Discretionary	5.5
Energy	5.0
Industrials	3.9
Asset Backed Securities	3.2
Materials	3.1
Utilities	2.8
Telecommunication Services	2.6
Consumer Staples	1.9
Health Care	1.1
Municipal Bonds	0.7
Foreign Government Obligations	0.7
Information Technology	0.3
Short-Term Investments & Other	2.9

Bond Trust

Sector Weighting*	% of Total
U.S. Government Agency	32.4
U.S. Government	20.0
Financials	18.1
Collateralized Mortgage Obligations	9.8
Consumer Discretionary	3.7
Energy	3.3
Industrials	2.9
Telecommunication Services	2.1
Materials	2.1
Utilities	1.7
Consumer Staples	1.1
Health Care	0.5
Information Technology	0.5
Municipal Bonds	0.2
Foreign Government Obligations	0.1
Asset Backed Securities	0.1
Short-Term Investments & Other	1.4

Bond PS Trust

Sector Weighting*	% of Total
U.S. Government Agency	32.0
U.S. Government	19.9
Financials	18.0
Collateralized Mortgage Obligations	9.4
Consumer Discretionary	3.7
Energy	3.3
Industrials	2.4
Telecommunication Services	2.2
Materials	2.2
Utilities	1.3
Consumer Staples	1.2
Health Care	0.6
Information Technology	0.4
Municipal Bonds	0.2
Net Other Assets & Liabilities	3.2

Core Bond Trust

Sector Weighting**	% of Total
U.S. Government Agency	29.8
U.S. Government	21.2
Collateralized Mortgage Obligations	13.1
Asset Backed Securities	9.5
Financials	8.5
Energy	3.0
Consumer Discretionary	2.2
Utilities	1.6
Health Care	1.6
Consumer Staples	1.4
Industrials	1.2
Foreign Government Obligations	1.2
Telecommunication Services	1.1
Municipal Bonds	1.0
Materials	0.4
Information Technology	0.1
Short-Term Investments	3.1

Global Bond Trust

Sector Weighting**	% of Total
Financials	26.1
Foreign Government Obligations	25.2
U.S. Government Agency	14.9
Collateralized Mortgage Obligations	11.3
U.S. Government	3.9
Municipal Bonds	2.7
Asset Backed Securities	2.0
Consumer Discretionary	1.2
Energy	1.0
Materials	0.5
Utilities	0.3
Consumer Staples	0.3
Information Technology	0.2
Health Care	0.2
Telecommunication Services	0.1
Short-Term Investments	10.1

High Yield Trust

Sector Weighting*	% of Total
Energy	19.6
Consumer Discretionary	19.0
Financials	12.1
Industrials	12.0
Telecommunication Services	9.2
Materials	8.0
Utilities	4.6
Health Care	3.8
Consumer Staples	3.5
Foreign Government Obligations	2.8
Information Technology	1.8
Warrants	0.4
Options Purchased	0.1
Short-Term Investments & Other	3.1

Income Trust

Sector Weighting*	% of Total
Utilities	19.7
Financials	15.6
Energy	14.0
Health Care	11.8
Consumer Discretionary	10.3
Information Technology	7.5
Telecommunication Services	6.2
Industrials	5.1
Materials	4.5
Consumer Staples	3.3
Short-Term Investments & Other	2.0

Investment Quality Bond Trust

Sector Weighting**	% of Total
U.S. Government	21.8
Financials	18.3
U.S. Government Agency	14.1
Consumer Discretionary	6.4
Municipal Bonds	4.4
Utilities	3.8
Consumer Staples	3.6
Collateralized Mortgage Obligations	3.4
Energy	3.4
Asset Backed Securities	3.1
Health Care	3.0
Telecommunication Services	2.4
Foreign Government Obligations	1.8
Industrials	1.7
Materials	1.2
Information Technology	1.0
Short-Term Investments	6.6

Money Market Trust

Sector Weighting**	% of Total
Commercial Paper	34.1
Certificates of Deposit	32.5
Corporate Interest-Bearing Obligations	17.0
U.S. Government	12.5
U.S. Government Agency	3.9

Money Market Trust B

Sector Weightings**	% of Total
Commercial Paper	36.3
Certificate of Deposit	33.2
Corporate Interest-Bearing Obligations	18.7
U.S. Government Agency	10.2
U.S. Government	1.6

3

John Hancock Variable Insurance Trust

Sector Weightings

New Income Trust

Sector Weighting*	% of Total
U.S. Government Agency	35.1
U.S. Government	15.1
Financials	8.9
Collateralized Mortgage Obligations	6.8
Energy	5.1
Municipal Bonds	3.8
Asset Backed Securities	3.7
Consumer Discretionary	3.4
Utilities	2.7
Foreign Government Obligations	2.4
Telecommunication Services	2.1
Term Loans	2.0
Industrials	1.9
Materials	1.8
Consumer Staples	1.5
Health Care	1.2
Information Technology	0.9
Capital Preferred Securities	0.4
Short-Term Investments & Other	1.2

Real Return Bond Trust

Sector Weighting**	% of Total
U.S. Government	51.9
Financials	10.5
Collateralized Mortgage Obligations	3.9
U.S. Government Agency	3.3
Foreign Government Obligations	1.9
Asset Backed Securities	1.8
Materials	0.5
Telecommunication Services	0.2
Municipal Bonds	0.1
Energy	0.1
Options Purchased	0.1
Short-Term Investments	25.7

Short Term Government Income Trust

Sector Weighting*	% of Total
U.S. Government Agency	76.5
U.S. Government	14.2
Collateralized Mortgage Obligations	7.9
Short-Term Investments & Other	1.4

Strategic Income Opportunities Trust

Sector Weighting*	% of Total
Foreign Government Obligations	25.5
Financials	24.3
Consumer Discretionary	12.6
Industrials	5.2
Materials	5.1
Telecommunication Services	4.7
Collateralized Mortgage Obligations	4.4
Energy	4.0
Consumer Staples	3.8
Utilities	3.7
Health Care	3.4
Information Technology	1.5
Asset Backed Securities	0.4
Short-Term Investments & Other	1.4

Total Return Trust

Sector Weighting**	% of Total
U.S. Government Agency	38.1
U.S. Government	25.0
Financials	15.4
Collateralized Mortgage Obligations	4.3
Foreign Government Obligations	4.1
Municipal Bonds	3.0
Asset Backed Securities	1.9
Energy	1.2
Consumer Discretionary	1.0
Materials	0.4
Industrials	0.4
Information Technology	0.3
Utilities	0.2
Short-Term Investments	4.7

Ultra Short Term Bond Trust

Sector Weighting*	% of Total
U.S. Government Agency	42.4
Asset Backed Securities	19.3
Financials	12.5
Consumer Discretionary	7.3
Consumer Staples	3.7
Materials	2.5
Telecommunication Services	2.5
Industrials	2.2
Utilities	1.3
Health Care	0.9
Information Technology	0.8
Energy	0.3
Net Other Assets & Liabilities	4.3

*	As a percentage of net assets on 6-30-12.

**	As a percentage of total investments on 6-30-12.

4

John Hancock Variable Insurance Trust

Shareholder Expense Example

As a shareholder of John Hancock Variable Insurance Trust, you incur ongoing costs, such as management fees, distribution (12b-1) fees and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the portfolios so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the period and held for the entire period (January 1, 2012 through June 30, 2012).

Actual expenses:

The first line of each share class in the table below and on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table below and on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed annualized rate of return of 5% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs and insurance-related charges. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/2012	Ending Account Value 6/30/2012	Expenses Paid During Period[1] 1/1/2012 – 6/30/2012	Annualized Expense Ratio
Active Bond Trust
Series I — Actual	$1,000.00	$1,046.30	$3.46	0.68%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.50	3.42	0.68%
Series II — Actual	1,000.00	1,045.20	4.47	0.88%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.50	4.42	0.88%
Series NAV — Actual	1,000.00	1,046.20	3.21	0.63%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.70	3.17	0.63%
Bond Trust
Series I — Actual	$1,000.00	$1,033.80	$3.29	0.65%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.60	3.27	0.65%
Series II — Actual	1,000.00	1,033.00	4.30	0.85%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.60	4.27	0.85%
Series NAV — Actual	1,000.00	1,033.80	3.03	0.60%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.90	3.02	0.60%
Bond PS Series
Series II — Actual	$1,000.00	$1,029.20	$4.84	0.96%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.10	4.82	0.96%
Series NAV — Actual	1,000.00	1,031.60	3.59	0.71%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.30	3.57	0.71%
Core Bond Trust
Series I — Actual	$1,000.00	$1,033.30	$3.39	0.67%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.50	3.37	0.67%
Series II — Actual	1,000.00	1,031.80	4.40	0.87%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.50	4.37	0.87%
Series NAV — Actual	1,000.00	1,033.40	3.13	0.62%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.80	3.12	0.62%

5

John Hancock Variable Insurance Trust

Shareholder Expense Example

	Beginning Account Value 1/1/2012	Ending Account Value 6/30/2012	Expenses Paid During Period[1] 1/1/2012 – 6/30/2012	Annualized Expense Ratio
Global Bond Trust
Series I — Actual	$1,000.00	$1,022.70	$4.17	0.83%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.70	4.17	0.83%
Series II — Actual	1,000.00	1,022.10	5.18	1.03%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.90	5.17	1.03%
Series NAV — Actual	1,000.00	1,023.50	3.92	0.78%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.00	3.92	0.78%
High Yield Trust
Series I — Actual	$1,000.00	$1,082.40	$3.93	0.76%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.10	3.82	0.76%
Series II — Actual	1,000.00	1,081.20	4.97	0.96%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.10	4.82	0.96%
Series NAV — Actual	1,000.00	1,081.30	3.67	0.71%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.30	3.57	0.71%
Income Trust
Series NAV — Actual	$1,000.00	$1,065.80	$4.37	0.85%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.60	4.27	0.85%
Investment Quality Bond Trust
Series I — Actual	$1,000.00	$1,039.30	$3.45	0.68%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.50	3.42	0.68%
Series II — Actual	1,000.00	1,038.40	4.46	0.88%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.50	4.42	0.88%
Series NAV — Actual	1,000.00	1,040.30	3.20	0.63%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.70	3.17	0.63%
Money Market Trust
Series I — Actual	$1,000.00	$1,000.00	$1.24	0.25%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.60	1.26	0.25%
Series II — Actual	1,000.00	1,000.00	1.24	0.25%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.60	1.26	0.25%
Money Market Trust B
Series NAV — Actual	$1,000.00	$1,000.00	$1.19	0.24%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.70	1.21	0.24%
New Income Trust
Series NAV — Actual	$1,000.00	$1,028.80	$3.18	0.63%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.70	3.17	0.63%
Real Return Bond Trust
Series I — Actual	$1,000.00	$1,052.00	$4.69	0.92%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.30	4.62	0.92%
Series II — Actual	1,000.00	1,051.00	5.71	1.12%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.30	5.62	1.12%
Series NAV — Actual	1,000.00	1,052.70	4.44	0.87%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.50	4.37	0.87%
Short Term Government Income Trust
Series I — Actual	$1,000.00	$1,005.40	$3.24	0.65%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.60	3.27	0.65%
Series II — Actual	1,000.00	1,004.60	4.24	0.85%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.60	4.27	0.85%
Series NAV — Actual	1,000.00	1,005.40	2.99	0.60%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.90	3.02	0.60%
Strategic Income Opportunities Trust
Series I — Actual	$1,000.00	$1,055.70	$3.99	0.78%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.00	3.92	0.78%
Series II — Actual	1,000.00	1,054.80	5.01	0.98%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.00	4.92	0.98%
Series NAV — Actual	1,000.00	1,055.80	3.73	0.73%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.20	3.67	0.73%

6

John Hancock Variable Insurance Trust

Shareholder Expense Example

	Beginning Account Value 1/1/2012	Ending Account Value 6/30/2012	Expenses Paid During Period[1] 1/1/2012 – 6/30/2012	Annualized Expense Ratio
Total Return Trust
Series I — Actual	$1,000.00	$1,047.10	$3.97	0.78%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.00	3.92	0.78%
Series II — Actual	1,000.00	1,045.70	4.98	0.98%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.00	4.92	0.98%
Series NAV — Actual	1,000.00	1,046.50	3.71	0.73%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.20	3.67	0.73%
Ultra Short Term Bond Trust
Series I — Actual	$1,000.00	$1,004.10	$3.39	0.68%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.50	3.42	0.68%
Series II — Actual	1,000.00	1,002.50	4.38	0.88%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.50	4.42	0.88%
Series NAV — Actual	1,000.00	1,004.90	3.14	0.63%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.70	3.17	0.63%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (182), and divided by 366 (to reflect the one-half year period).

7

John Hancock Variable Insurance Trust
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund’s total net assets as of the report date. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling at 1-800-344-1029. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

Active Bond Trust

	Shares or Principal Amount	Value	% of Net Assets

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 29.7%
U.S. Treasury Notes - 1.7%
0.875%, 04/30/2017	$3,350,000	$3,377,219	0.3%
2.250%, 07/31/2018	4,000,000	4,308,752	0.3%
2.750%, 02/28/2018	3,000,000	3,312,423	0.3%
OTHER SECURITIES		10,127,744	0.8%

		21,126,138
U.S. Treasury Bonds - 4.2%
1.750%, 05/15/2022	32,795,000	33,092,188	2.7%
3.125%, 02/15/2042	17,530,000	18,863,928	1.5%

		51,956,116
U.S. Treasury Strips, PO - 0.2%
6.850%, 11/15/2030	4,985,000	3,061,338	0.2%
Federal Home Loan Mortgage Corp. - 0.5%
5.000%, 03/01/2041
to 04/01/2041	3,822,396	4,154,191	0.3%
OTHER SECURITIES		2,295,298	0.2%

		6,449,489
Federal National Mortgage Association - 22.0%
3.500%, 06/01/2042	5,560,905	5,867,348	0.5%
4.000%, TBA (C)	37,500,000	39,911,426	3.2%
4.000%, 10/01/2040
to 01/01/2042	33,780,612	36,327,896	2.9%
4.500%, 06/01/2040
to 06/01/2041	68,170,584	73,284,049	5.9%
5.000%, TBA (C)	14,000,000	15,153,198	1.2%
5.000%, 05/01/2018
to 04/01/2041	36,942,765	40,140,730	3.2%
5.500%, 02/01/2018
to 11/01/2039	25,266,046	27,687,950	2.2%
6.000%, 05/01/2035
to 07/01/2038	18,862,068	20,900,015	1.7%
6.500%, 02/01/2036
to 06/01/2039	10,396,166	11,684,165	0.9%
OTHER SECURITIES		3,252,718	0.3%

		274,209,495
Government National Mortgage Association - 1.1%
4.000%, TBA (C)	7,500,000	8,195,197	0.7%
OTHER SECURITIES		5,649,797	0.4%

		13,844,994

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $359,689,488)		$370,647,570

FOREIGN GOVERNMENT
OBLIGATIONS - 0.7%
Argentina - 0.2%		2,958,452	0.2%
Germany - 0.1%		1,440,308	0.1%
Japan - 0.1%		885,241	0.1%
Mexico - 0.2%		1,729,377	0.2%
Panama - 0.1%		745,750	0.1%
Peru - 0.0%		134,865	0.0%
United Kingdom - 0.0%		445,445	0.0%

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $7,991,917)		$8,339,438

CORPORATE BONDS - 40.5%
Consumer Discretionary - 5.2%
Time Warner Cable, Inc.
6.750%, 07/01/2018	$2,905,000	3,540,614	0.3%
OTHER SECURITIES		61,951,724	4.9%

		65,492,338
Consumer Staples - 1.8%		21,929,882	1.8%
Energy - 5.0%
Anadarko Petroleum Corp.
6.450%, 09/15/2036	2,750,000	3,183,084	0.3%
OTHER SECURITIES		59,122,958	4.8%

		62,306,042
Financials - 15.0%
Bank of America Corp.
5.700%, 01/24/2022	2,535,000	2,793,859	0.2%
JPMorgan Chase & Company
6.000%, 01/15/2018	2,510,000	2,882,504	0.2%
Morgan Stanley
5.750%, 01/25/2021	2,740,000	2,703,555	0.2%
The Goldman Sachs Group, Inc.
5.750%, 01/24/2022	3,285,000	3,470,212	0.3%
The Goldman Sachs Group, Inc.
6.150%, 04/01/2018	2,555,000	2,771,168	0.2%
OTHER SECURITIES		172,651,895	13.8%

		187,273,193
Health Care - 1.1%		13,891,118	1.1%
Industrials - 3.6%
Textron Financial Corp. (6.000% to
02/15/2017, then 3 month
LIBOR + 1.735%)
02/15/2067 (S)	3,660,000	2,854,800	0.2%
OTHER SECURITIES		42,464,751	3.4%

		45,319,551
Information Technology - 0.3%		3,185,370	0.3%
Materials - 3.1%		38,924,060	3.1%
Telecommunication Services - 2.6%		32,305,079	2.6%
Utilities - 2.8%		35,615,491	2.8%

TOTAL CORPORATE BONDS (Cost $473,188,131)		$506,242,124

CAPITAL PREFERRED SECURITIES - 1.4%
Financials - 1.4%		17,409,154	1.4%

TOTAL CAPITAL PREFERRED
SECURITIES (Cost $17,702,407)		$17,409,154

CONVERTIBLE BONDS - 0.1%
Industrials - 0.1%		987,938	0.1%
Consumer Discretionary - 0.0%		416,800	0.0%

TOTAL CONVERTIBLE BONDS (Cost $675,463)		$1,404,738

MUNICIPAL BONDS - 0.7%
George Washington University
(District of Columbia)
5.095%, 09/15/2032 (P)	4,485,000	4,614,661	0.4%

The accompanying notes are an integral part of the financial statements.

8

John Hancock Variable Insurance Trust
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or Principal Amount	Value	% of Net Assets

MUNICIPAL BONDS (continued)
New Jersey State Turnpike Authority
7.414%, 01/01/2040	$1,885,000	$2,758,471	0.2%
OTHER SECURITIES		1,228,772	0.1%

TOTAL MUNICIPAL BONDS (Cost $7,604,302)		$8,601,904

TERM LOANS (M) - 0.2%
Consumer Discretionary - 0.2%		2,219,411	0.2%
Financials - 0.0%		568,575	0.0%

TOTAL TERM LOANS (Cost $2,795,053)		$2,787,986

COLLATERALIZED MORTGAGE
OBLIGATIONS - 19.9%
Americold LLC Trust,
7.443%, 01/14/2029 (S)	2,850,000	2,986,843	0.2%
Banc of America Commercial
Mortgage, Inc.,
4.953%, 07/10/2043 (P)	2,524,154	2,670,376	0.2%
Banc of America Large Loan, Inc.,
0.509%, 03/15/2022 (P)(S)	4,068,880	4,048,739	0.3%
Commercial Mortgage Pass Through
Certificates,
5.811%, 12/10/2049 (P)	2,800,000	3,263,896	0.3%
Federal Home Loan Mortgage Corp.,
3.000%, 02/15/2040	5,126,410	5,403,591	0.4%
Federal Home Loan Mortgage Corp.,
3.250%, 10/15/2036	2,943,821	3,031,534	0.2%
Federal National Mortgage
Association,
2.000%, 03/25/2041	9,894,043	9,994,135	0.8%
Federal National Mortgage
Association,
3.500%, 03/25/2041	4,882,886	5,086,827	0.4%
Federal National Mortgage
Association,
3.500%, 08/25/2041	3,149,137	3,273,590	0.3%
Federal National Mortgage
Association,
4.000%, 03/25/2039	2,827,695	3,004,867	0.2%
Federal National Mortgage
Association,
4.000%, 01/25/2041	3,813,589	4,104,704	0.3%
Federal National Mortgage
Association,
4.000%, 01/25/2041	7,085,923	7,681,236	0.6%
GE Capital Commercial
Mortgage Corp.,
4.974%, 07/10/2045 (P)	2,500,000	2,749,013	0.2%
JP Morgan Chase Commercial
Mortgage Securities Corp.,
5.440%, 06/12/2047	2,490,000	2,810,799	0.2%
JPMorgan Chase Commercial
Mortgage Securities Corp.,
5.237%, 12/15/2044 (P)	4,825,000	5,290,207	0.4%
JPMorgan Chase Commercial
Mortgage Securities Corp.,
5.362%, 12/15/2044 (P)	5,990,000	6,701,301	0.5%
JPMorgan Chase Commercial
Mortgage Securities Corp.,
5.420%, 01/15/2049	4,383,197	4,905,621	0.4%
JPMorgan Chase Commercial
Mortgage Securities Corp.,
5.447%, 05/15/2045	4,530,000	4,718,366	0.4%
LB-UBS Commercial
Mortgage Trust,
5.430%, 02/15/2040	2,410,000	2,690,979	0.2%
Merrill Lynch Mortgage Trust,
5.898%, 06/12/2046 (P)	2,535,000	2,873,894	0.2%
Morgan Stanley Capital I,
5.364%, 03/15/2044	2,630,000	2,940,340	0.2%
OTHER SECURITIES		157,811,583	12.7%

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $254,374,878)		$248,042,441

ASSET BACKED SECURITIES - 3.2%
Dominos Pizza Master Issuer LLC,
5.216%, 01/25/2042 (S)	5,275,144	5,503,592	0.4%
OTHER SECURITIES		34,963,187	2.8%

TOTAL ASSET BACKED
SECURITIES (Cost $55,148,680)		$40,466,779

COMMON STOCKS - 0.0%
Consumer Discretionary - 0.0%		42,722	0.0%
Financials - 0.0%		3,281	0.0%

TOTAL COMMON STOCKS (Cost $135,472)		$46,003

PREFERRED SECURITIES - 0.7%
Consumer Discretionary - 0.1%		1,165,426	0.1%
Consumer Staples - 0.1%		2,006,383	0.1%
Financials - 0.4%		5,029,501	0.4%
Industrials - 0.1%		786,978	0.1%

TOTAL PREFERRED SECURITIES (Cost $9,141,898)		$8,988,288

SHORT-TERM INVESTMENTS - 6.8%
Money Market Funds - 6.7%
State Street Institutional
U.S. Government Money Market
Fund, 0.0317% (Y)	84,255,787	84,255,787	6.7%
Repurchase Agreement 0.1%		$1,000,000	0.1%

TOTAL SHORT-TERM
INVESTMENTS (Cost $85,255,787)		$85,255,787

Total Investments (Active Bond Trust)
(Cost $1,273,703,476) - 103.9%		$1,298,232,212	103.9%
Other Assets And Liabilities, Net - (3.9%)		(49,112,833)	(3.9%)

TOTAL NET ASSETS - 100.0%		$1,249,119,379	100.0%

Bond Trust

	Shares or Principal Amount	Value	% of Net Assets

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 52.4%
U.S. Treasury Notes - 11.6%
0.875%, 01/31/2017
to 04/30/2017	$143,525,000	144,817,401	1.9%
1.000%, 03/31/2017	407,175,000	412,964,621	5.5%
1.375%, 09/30/2018	151,095,000	154,789,726	2.1%
1.750%, 10/31/2018	52,000,000	54,449,668	0.7%
2.250%, 07/31/2018	102,194,000	110,082,150	1.5%

		877,103,566
U.S. Treasury Bonds - 8.0%
1.750%, 05/15/2022	515,325,000	519,994,875	6.9%

The accompanying notes are an integral part of the financial statements.

9

John Hancock Variable Insurance Trust
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Bond Trust (continued)

	Shares or Principal Amount	Value	% of Net Assets

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Treasury Bonds (continued)
3.125%, 02/15/2042	$77,325,000	$83,208,969	1.1%

		603,203,844
U.S. Treasury Strips, PO - 0.3%
6.862%, 11/15/2030	40,870,000	25,098,676	0.3%
Federal Home Loan Mortgage Corp. - 6.6%
1.750%, 05/30/2019	39,220,000	40,141,082	0.5%
2.389%, 04/01/2042 (P)	38,091,654	39,392,343	0.5%
4.000%, 07/01/2024
to 04/01/2042	137,711,272	146,169,838	1.9%
4.500%, 02/01/2039
to 04/01/2040	75,464,909	82,502,550	1.1%
5.000%, 09/01/2040
to 04/01/2041	60,765,050	65,456,131	0.9%
6.000%, 11/01/2037	23,128,023	25,519,601	0.3%
6.500%, 05/01/2037
to 09/01/2039	64,818,462	72,614,258	1.0%
OTHER SECURITIES		23,066,901	0.4%

		494,862,704
Federal National Mortgage Association - 24.9%
2.433%, 04/01/2042 (P)	23,467,756	24,339,869	0.3%
2.676%, 10/01/2035 (P)	80,258,245	85,571,662	1.1%
3.500%, 04/01/2042
to 06/01/2042	93,563,329	98,719,297	1.3%
4.000%, 11/01/2040
to 04/01/2042	413,441,681	442,789,684	5.9%
4.500%, 08/01/2040
to 02/01/2042	260,604,507	281,126,327	3.7%
5.000%, 02/01/2033
to 12/01/2041	441,007,891	478,806,945	6.4%
5.500%, 02/01/2036
to 05/01/2040	102,178,578	111,476,317	1.5%
6.000%, 04/01/2035
to 06/01/2040	126,440,305	139,183,359	1.9%
6.500%, 07/01/2036
to 10/01/2039	149,474,644	167,867,679	2.2%
OTHER SECURITIES		47,123,213	0.6%

		1,877,004,352
Government National Mortgage Association - 1.0%
4.000%, 10/15/2039
to 11/15/2041	57,559,940	62,959,237	0.8%
OTHER SECURITIES		10,577,361	0.2%

		73,536,598

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $3,900,436,500)		$3,950,809,740

FOREIGN GOVERNMENT
OBLIGATIONS - 0.1%
South Korea - 0.1%		8,893,438	0.1%

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $8,323,137)		$8,893,438

CORPORATE BONDS - 34.5%
Consumer Discretionary - 3.7%
DIRECTV Holdings LLC
3.500%, 03/01/2016	26,655,000	28,123,797	0.4%
OTHER SECURITIES		251,970,482	3.3%

		280,094,279
Consumer Staples - 1.1%		83,329,790	1.1%
Energy - 3.3%
Enterprise Products Operating LLC
6.500%, 01/31/2019	31,220,000	37,649,291	0.5%
OTHER SECURITIES		210,371,628	2.8%

		248,020,919
Financials - 16.6%
Barclays Bank PLC
5.200%, 07/10/2014	24,265,000	25,567,861	0.3%
Citigroup, Inc.
6.125%, 11/21/2017	21,850,000	24,219,283	0.3%
First Horizon National Corp.
5.375%, 12/15/2015	27,622,000	29,151,430	0.4%
JPMorgan Chase & Company
6.000%, 01/15/2018	29,355,000	33,711,517	0.5%
Teachers Insurance & Annuity
Association of America
6.850%, 12/16/2039 (S)	22,190,000	28,689,362	0.4%
The Goldman Sachs Group, Inc.
6.150%, 04/01/2018	23,020,000	24,967,630	0.3%
The Goldman Sachs Group, Inc.
6.750%, 10/01/2037	29,385,000	28,829,770	0.4%
Wachovia Corp.
5.750%, 06/15/2017
to 02/01/2018	31,825,000	37,478,296	0.5%
OTHER SECURITIES		1,019,691,836	13.5%

		1,252,306,985
Health Care - 0.5%
Medco Health Solutions, Inc.
7.125%, 03/15/2018	20,350,000	25,119,633	0.3%
OTHER SECURITIES		11,838,620	0.2%

		36,958,253
Industrials - 2.9%		213,787,979	2.9%
Information Technology - 0.5%		36,595,691	0.5%
Materials - 2.1%		157,825,624	2.1%
Telecommunication Services - 2.1%		160,836,506	2.1%
Utilities - 1.7%
Commonwealth Edison Company
5.800%, 03/15/2018	19,749,000	23,873,717	0.3%
OTHER SECURITIES		105,709,136	1.4%

		129,582,853

TOTAL CORPORATE BONDS (Cost $2,533,841,879)		$2,599,338,879

Municipal Bonds 0.2%		15,433,076	0.2%

TOTAL MUNICIPAL BONDS (Cost $13,959,155)		$15,433,076

CAPITAL PREFERRED SECURITIES - 1.3%
Financials - 1.3%		97,040,590	1.3%

TOTAL CAPITAL PREFERRED
SECURITIES (Cost $97,339,360)		$97,040,590

COLLATERALIZED MORTGAGE
OBLIGATIONS - 9.8%
Federal Home Loan Mortgage Corp.,
2.250%, 07/15/2038	42,642,073	43,206,679	0.6%
Federal Home Loan Mortgage Corp.,
3.000%, 06/15/2040	32,375,000	34,046,865	0.5%
Federal Home Loan Mortgage Corp.,
3.000%, 03/15/2041	36,485,000	38,371,959	0.5%
Federal Home Loan Mortgage Corp.,
3.000%, 08/15/2041	26,207,000	27,528,658	0.4%

The accompanying notes are an integral part of the financial statements.

10

John Hancock Variable Insurance Trust
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Bond Trust (continued)

	Shares or Principal Amount	Value	% of Net Assets

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp.,
3.250%, 10/15/2036	$56,035,461	$57,705,065	0.8%
Federal Home Loan Mortgage Corp.,
3.500%, 06/15/2040	39,095,000	41,984,365	0.6%
Federal Home Loan Mortgage Corp.,
3.500%, 07/15/2041	46,247,403	48,341,976	0.6%
Federal Home Loan Mortgage Corp.,
3.500%, 08/15/2041	23,164,591	24,132,333	0.3%
Federal National Mortgage
Association,
3.500%, 08/25/2041	28,828,921	29,968,232	0.4%
Federal National Mortgage
Association,
4.000%, 05/25/2037	24,088,192	25,898,824	0.3%
Federal National Mortgage
Association,
4.000%, 09/25/2039	24,471,498	25,471,058	0.3%
Federal National Mortgage
Association,
4.000%, 05/25/2041	28,988,009	31,250,401	0.4%
OTHER SECURITIES		311,347,628	4.1%

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $746,448,900)		$739,254,043

Asset Backed Securities 0.1%		6,916,281	0.1%

TOTAL ASSET BACKED
SECURITIES (Cost $7,568,101)		$6,916,281

PREFERRED SECURITIES - 0.2%
Financials - 0.2%		14,091,321	0.2%

TOTAL PREFERRED
SECURITIES (Cost $13,369,375)		$14,091,321

SHORT-TERM INVESTMENTS - 0.7%
Repurchase Agreement 0.1%		$10,000,000	0.1%
U.S. Government & Agency
Obligations - 0.6%
Federal Home Loan Bank Discount
Notes, 0.0010%, 07/02/2012 *	$46,299,999	46,299,999

TOTAL SHORT-TERM
INVESTMENTS (Cost $56,299,999)		$56,299,999

Total Investments (Bond Trust)
(Cost $7,377,586,406) - 99.3%		$7,488,077,367	99.3%
Other Assets And Liabilities, Net - 0.7%		53,442,832	0.7%

TOTAL NET ASSETS - 100.0%		$7,541,520,199	100.0%

Bond PS Series

	Shares or Principal Amount	Value	% of Net Assets

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 51.9%
U.S. Treasury Bonds - 9.0%
1.750%, 05/15/2022	$12,820,000	$12,936,175	7.4%
3.125%, 02/15/2042	2,695,000	2,900,073	1.6%

		15,836,248
U.S. Treasury Notes - 10.8%
0.875%, 11/30/2016
to 04/30/2017	12,895,000	13,014,724	7.4%
1.000%, 10/31/2016
to 03/31/2017	5,305,000	5,382,829	3.1%
OTHER SECURITIES		471,248	0.3%

		18,868,801
U.S. Treasury Strips, PO - 0.0%		58,340	0.0%
Federal Home Loan Mortgage Corp. - 8.6%
1.750%, 05/30/2019	810,000	829,023	0.5%
2.686%, 11/01/2041 (P)	1,441,827	1,490,661	0.9%
3.500%, 05/01/2042	2,295,630	2,417,112	1.4%
4.000%, TBA (C)	1,250,000	1,326,706	0.8%
4.000%, 07/01/2024	2,532,254	2,684,327	1.5%
4.500%, TBA (C)	1,500,000	1,602,375	0.9%
5.000%, TBA (C)	1,000,000	1,075,028	0.6%
5.000%, 04/01/2041	627,531	677,604	0.4%
5.500%, 10/01/2039	624,652	677,464	0.4%
6.500%, 12/01/2036
to 09/01/2039	2,018,685	2,262,895	1.3%

		15,043,195
Federal National Mortgage Association - 23.0%
2.496%, 02/01/2042 (P)	558,314	579,802	0.3%
2.605%, 02/01/2042 (P)	668,473	695,933	0.4%
2.990%, 02/01/2042 (P)	585,337	614,480	0.4%
3.500%, 06/01/2042	5,104,613	5,385,911	3.1%
3.903%, 02/01/2040 (P)	716,910	764,081	0.4%
4.000%, 07/01/2024
to 01/01/2042	7,243,944	7,786,986	4.5%
4.500%, 09/01/2039
to 02/01/2042	6,170,638	6,679,290	3.8%
5.000%, 12/01/2039
to 07/01/2041	9,692,923	10,549,841	6.0%
5.500%, 05/01/2038
to 01/01/2039	1,749,099	1,903,677	1.1%
6.000%, 01/01/2037
to 06/01/2040	3,113,931	3,422,146	2.0%
6.500%, 10/01/2037
to 11/01/2037	1,591,669	1,787,399	1.0%

		40,169,546
Government National Mortgage Association - 0.5%
4.000%, 05/15/2041	745,886	815,753	0.5%

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $90,038,179)		$90,791,883

CORPORATE BONDS - 34.1%
Consumer Discretionary - 3.7%
DIRECTV Holdings LLC
3.500%, 03/01/2016	672,000	709,033	0.4%
OTHER SECURITIES		5,714,727	3.3%

		6,423,760
Consumer Staples - 1.2%		2,111,100	1.2%
Energy - 3.3%
Enterprise Products Operating LLC
6.500%, 01/31/2019	765,000	922,540	0.5%
Williams Partners LP
7.250%, 02/01/2017	475,000	569,376	0.3%
OTHER SECURITIES		4,288,593	2.4%

		5,780,509

The accompanying notes are an integral part of the financial statements.

11

John Hancock Variable Insurance Trust
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Bond PS Series (continued)

	Shares or Principal Amount	Value	% of Net Assets

CORPORATE BONDS (continued)
Financials - 16.8%
First Horizon National Corp.
5.375%, 12/15/2015	$745,000	$786,251	0.5%
JPMorgan Chase & Company
4.250%, 10/15/2020	610,000	641,261	0.4%
JPMorgan Chase & Company
6.000%, 01/15/2018	510,000	585,688	0.3%
Nordea Bank AB
3.125%, 03/20/2017 (S)	550,000	552,588	0.3%
Rabobank Nederland NV
3.375%, 01/19/2017	645,000	664,104	0.4%
Teachers Insurance & Annuity
Association of America
6.850%, 12/16/2039 (S)	510,000	659,377	0.4%
The Goldman Sachs Group, Inc.
6.750%, 10/01/2037	665,000	652,435	0.4%
Wachovia Corp.
5.750%, 06/15/2017
to 02/01/2018	780,000	917,778	0.5%
OTHER SECURITIES		23,925,005	13.7%

		29,384,487
Health Care - 0.6%
Medco Health Solutions, Inc.
7.125%, 03/15/2018	565,000	697,425	0.4%
OTHER SECURITIES		295,966	0.2%

		993,391
Industrials - 2.4%
Delta Air Lines 2007-1 Class A Pass
Through Trust
6.821%, 08/10/2022	571,688	614,565	0.4%
OTHER SECURITIES		3,525,426	2.1%

		4,139,991
Information Technology - 0.4%		750,806	0.4%
Materials - 2.2%
Braskem Finance, Ltd.
7.000%, 05/07/2020 (S)	510,000	557,328	0.3%
OTHER SECURITIES		3,267,600	1.9%

		3,824,928
Telecommunication Services - 2.2%		3,888,617	2.2%
Utilities - 1.3%		2,336,831	1.3%

TOTAL CORPORATE BONDS (Cost $58,418,235)		$59,634,420

CAPITAL PREFERRED SECURITIES - 1.2%
Financials - 1.2%		2,025,469	1.2%

TOTAL CAPITAL PREFERRED
SECURITIES (Cost $2,012,922)		$2,025,469

COLLATERALIZED MORTGAGE
OBLIGATIONS - 9.4%
Federal Home Loan Mortgage Corp.,
3.000%, 06/15/2040	720,000	757,181	0.4%
Federal Home Loan Mortgage Corp.,
3.000%, 03/15/2041	840,000	883,444	0.5%
Federal Home Loan Mortgage Corp.,
3.000%, 08/15/2041	575,000	603,998	0.4%
Federal Home Loan Mortgage Corp.,
3.250%, 10/15/2036	1,322,515	1,361,920	0.8%
Federal Home Loan Mortgage Corp.,
3.500%, 06/15/2040	865,000	928,929	0.5%
Federal Home Loan Mortgage Corp.,
3.500%, 07/15/2041	961,526	1,005,074	0.6%
Federal Home Loan Mortgage Corp.,
3.500%, 08/15/2041	983,044	1,024,112	0.6%
Federal Home Loan Mortgage Corp.,
4.000%, 02/15/2041	2,773,743	2,978,083	1.7%
Federal National Mortgage
Association,
3.500%, 08/25/2041	1,030,627	1,071,357	0.6%
Federal National Mortgage
Association,
4.000%, 05/25/2037	673,164	723,764	0.4%
OTHER SECURITIES		5,101,466	2.9%

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $16,540,288)		$16,439,328

Municipal Bonds 0.2%		367,042	0.2%

TOTAL MUNICIPAL BONDS (Cost $348,740)		$367,042

Total Investments (Bond PS Series)
(Cost $167,358,364) - 96.8%		$169,258,142	96.8%
Other Assets And Liabilities, Net - 3.2%		5,606,869	3.2%

TOTAL NET ASSETS - 100.0%		$174,865,011	100.0%

Core Bond Trust

	Shares or Principal Amount	Value	% of Net Assets

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 55.3%
U.S. Treasury Notes - 17.7%
0.250%, 05/31/2014	$14,419,000	$14,402,101	0.8%
0.375%, 04/15/2015
to 06/15/2015	74,354,000	74,308,270	4.3%
0.625%, 05/31/2017	10,518,000	10,474,445	0.6%
0.750%, 06/30/2017	26,481,000	26,518,239	1.5%
0.875%, 12/31/2016	22,115,000	22,322,328	1.3%
1.750%, 07/31/2015	11,861,000	12,332,665	0.7%
1.875%, 10/31/2017	12,267,000	12,948,395	0.8%
2.375%, 02/28/2015	23,878,000	25,131,595	1.5%
2.625%, 08/15/2020	28,849,000	31,772,211	1.8%
3.000%, 09/30/2016	39,216,000	43,116,149	2.5%
3.375%, 07/31/2013	27,976,000	28,912,553	1.7%
OTHER SECURITIES		3,374,204	0.2%

		305,613,155
U.S. Treasury Bonds - 5.3%
1.750%, 05/15/2022	29,791,000	30,060,966	1.7%
3.125%, 11/15/2041
to 02/15/2042	20,976,000	22,577,454	1.3%
4.250%, 11/15/2040	5,471,000	7,168,717	0.4%
4.375%, 05/15/2041	5,848,000	7,822,612	0.5%
4.500%, 02/15/2036	12,738,000	17,132,610	1.0%
OTHER SECURITIES		6,842,916	0.4%

		91,605,275
Federal Home Loan Mortgage Corp. - 13.6%
2.500%, TBA (C)	22,200,000	22,789,696	1.3%
3.000%, TBA (C)	8,300,000	8,662,013	0.5%
3.500%, 01/01/2032
to 05/01/2032	8,659,167	9,140,577	0.5%
4.000%, 11/01/2031
to 07/15/2042	61,170,835	66,001,643	3.8%

The accompanying notes are an integral part of the financial statements.

12

John Hancock Variable Insurance Trust
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)

	Shares or Principal Amount	Value	% of Net Assets

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. (continued)
4.500%, 05/01/2042
to 09/15/2042	$62,210,000	$68,464,667	4.0%
5.000%, 08/01/2039
to 08/01/2041	34,148,775	37,782,104	2.2%
5.649%, 11/01/2039 (P)	7,579,724	8,253,609	0.5%
OTHER SECURITIES		14,125,317	0.8%

		235,219,626
Federal National Mortgage Association - 17.2%
2.500%, TBA (C)	39,400,000	40,483,423	2.4%
3.500%, TBA (C)	9,000,000	9,257,361	0.5%
3.500%, 01/01/2032
to 04/01/2032	13,820,615	14,610,296	0.9%
4.000%, 01/01/2032
to 07/01/2042	29,104,066	31,371,159	1.8%
4.500%, 06/01/2042
to 08/25/2042	15,830,000	17,430,117	1.0%
5.000%, 04/01/2040
to 09/01/2041	66,696,039	73,546,334	4.3%
6.000%, TBA (C)	6,800,000	7,478,586	0.4%
6.000%, 03/01/2034
to 10/01/2038	77,026,615	85,719,410	5.0%
OTHER SECURITIES		16,464,152	1.0%

		296,360,838
Government National Mortgage Association - 1.5%
3.500%, 05/20/2041
to 10/20/2041 (P)	10,859,239	11,528,802	0.7%
6.000%, 01/15/2040	8,441,433	9,485,795	0.6%
OTHER SECURITIES		4,298,591	0.3%

		25,313,188

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $942,251,425)		$954,112,082

FOREIGN GOVERNMENT
OBLIGATIONS - 1.3%
Canada - 0.7%
Province of Ontario
0.950%, 05/26/2015	7,295,000	7,328,477	0.4%
OTHER SECURITIES		4,432,795	0.3%

		11,761,272
Mexico - 0.1%		2,522,975	0.1%
Qatar - 0.1%		1,097,100	0.1%
Slovakia - 0.3%		4,895,450	0.3%
Sweden - 0.1%		1,796,726	0.1%

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $21,687,749)		$22,073,523

CORPORATE BONDS - 22.9%
Consumer Discretionary - 2.3%		40,438,747	2.3%
Consumer Staples - 1.5%		26,356,314	1.5%
Energy - 3.3%		56,142,961	3.3%
Financials - 9.5%
JPMorgan Chase & Company
4.650%, 06/01/2014	6,975,000	7,344,152	0.4%
Murray Street Investment Trust I
4.647%, 03/09/2017	7,760,000	7,778,205	0.5%
OTHER SECURITIES		149,023,815	8.6%

		164,146,172
Health Care - 1.7%		29,134,046	1.7%
Industrials - 1.0%		17,711,416	1.0%
Information Technology - 0.1%		1,129,825	0.1%
Materials - 0.5%		7,957,604	0.5%
Telecommunication Services - 1.2%		21,463,057	1.2%
Utilities - 1.8%		30,133,676	1.8%

TOTAL CORPORATE BONDS (Cost $381,978,896)		$394,613,818

Municipal Bonds 1.1%		18,981,492	1.1%

TOTAL MUNICIPAL BONDS (Cost $14,975,289)		$18,981,492

COLLATERALIZED MORTGAGE
OBLIGATIONS - 14.3%
Federal Home Loan Mortgage Corp.,
4.000%, 12/15/2036	$9,760,695	10,376,580	0.6%
Federal Home Loan Mortgage Corp.,
5.500%, 12/15/2039	13,276,098	14,496,514	0.8%
Federal Home Loan Mortgage Corp.,
6.500%, 04/15/2039	6,696,024	7,532,809	0.4%
Federal National Mortgage
Association,
4.000%, 06/25/2041	11,938,813	12,626,924	0.7%
Federal National Mortgage
Association,
4.332%, 03/25/2020 (P)	10,746,000	12,239,647	0.7%
JP Morgan Chase Commercial
Mortgage Securities Corp.,
6.009%, 06/15/2049 (P)	6,631,000	7,281,813	0.4%
OTHER SECURITIES		181,248,988	10.6%

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $240,977,336)		$245,803,275

ASSET BACKED SECURITIES - 10.3%
Ally Master Owner Trust,
1.042%, 02/15/2017 (P)	9,207,000	9,255,548	0.5%
Citibank Omni Master Trust,
2.992%, 08/15/2018 (P)(S)	7,409,000	7,780,349	0.5%
Ford Credit Floorplan Master
Owner Trust,
0.712%, 01/15/2016 (P)	7,030,000	7,055,207	0.4%
Nelnet Student Loan Trust,
0.818%, 03/25/2026 (P)(S)	10,347,000	10,026,212	0.6%
SLM Student Loan Trust,
0.945%, 01/25/2029 (P)	8,858,303	8,939,170	0.5%
OTHER SECURITIES		134,778,235	7.8%

TOTAL ASSET BACKED
SECURITIES (Cost $177,094,185)		$177,834,721

SHORT-TERM INVESTMENTS - 3.4%
Money Market Funds - 3.4%
State Street Institutional Liquid
Reserves Fund, 0.2002% (Y)	58,549,423	58,549,423

TOTAL SHORT-TERM
INVESTMENTS (Cost $58,549,423)		$58,549,423

Total Investments (Core Bond Trust)
(Cost $1,837,514,303) - 108.6%		$1,871,968,334	108.6%
Other Assets And Liabilities, Net - (8.6%)		(148,445,718)	(8.6%)

TOTAL NET ASSETS - 100.0%		$1,723,522,616	100.0%

The accompanying notes are an integral part of the financial statements.

13

John Hancock Variable Insurance Trust
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)

	Shares or Principal Amount	Value	% of Net Assets

SALE COMMITMENTS OUTSTANDING - (1.3)%
Federal National Mortgage Association - (1.3)%
6.000%, TBA (C)	(6,800,000)	$(7,478,586)	(0.4)%
3.500%, TBA (C)	(9,000,000)	(9,257,361)	(0.5)%
OTHER SECURITIES		(5,074,872)	(0.3)%

		(21,810,819)

TOTAL SALE COMMITMENTS
OUTSTANDING (Cost $(21,699,828))		$(21,810,819)

Global Bond Trust

	Shares or Principal Amount		Value	% of Net Assets

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 24.2%
U.S. Treasury Bonds - 3.5%
3.125%, 11/15/2041		$22,200,000	$23,906,625	2.5%
OTHER SECURITIES			9,203,082	1.0%

			33,109,707
Treasury Inflation Protected Securities - 1.6%
1.750%, 01/15/2028		6,915,635	8,672,095	0.9%
2.500%, 01/15/2029		4,498,662	6,248,219	0.7%

			14,920,314
Federal Home Loan Mortgage Corp. - 2.1%
4.000%, TBA (C)		19,000,000	20,127,338	2.1%
OTHER SECURITIES			432,910	0.0%

			20,560,248
Federal National Mortgage Association - 17.0%
3.500%, 03/01/2041		9,391,167	9,877,868	1.0%
4.000%, TBA (C)		19,000,000	20,223,822	2.1%
4.500%, TBA (C)		122,000,000	130,815,533	13.7%
OTHER SECURITIES			2,272,814	0.2%

			163,190,037
Government National Mortgage Association - 0.0%			172,067	0.0%

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $231,969,782)			$231,952,373

FOREIGN GOVERNMENT
OBLIGATIONS - 32.3%
Australia - 0.0%			128,636	0.0%
Canada - 2.0%			19,226,788	2.0%
France - 3.5%
Government of France
3.500%, 04/25/2020
to 04/25/2026	EUR	5,600,000	7,585,412	0.8%
Government of France
5.500%, 04/25/2029		9,100,000	14,615,010	1.5%
OTHER SECURITIES			11,146,745	1.2%

			33,347,167
Germany - 0.9%			8,217,613	0.9%
Italy - 7.6%
Republic of Italy
3.750%, 08/01/2015
to 08/01/2021		4,800,000	5,696,991	0.6%
Republic of Italy
4.250%, 08/01/2013
to 09/01/2019		10,500,000	13,088,559	1.4%
Republic of Italy
4.500%, 02/01/2018
to 03/01/2019		4,700,000	5,719,127	0.6%
Republic of Italy
4.750%, 01/25/2016
to 06/01/2017		13,100,000	16,106,818	1.7%
Republic of Italy
5.000%, 03/01/2022
to 09/01/2040		5,500,000	5,995,511	0.6%
Republic of Italy
5.250%, 09/20/2016
to 08/01/2017		5,500,000	6,790,614	0.7%
Republic of Italy
5.500%, 09/01/2022		5,500,000	6,833,500	0.7%
OTHER SECURITIES			12,596,439	1.3%

			72,827,559
Mexico - 3.7%
Government of Mexico
1.290%, 06/08/2015	JPY	1,100,000,000	13,760,094	1.4%
Government of Mexico
6.250%, 06/16/2016	MXN	105,500,000	8,317,201	0.9%
Government of Mexico
10.000%, 12/05/2024		83,500,000	8,770,564	0.9%
OTHER SECURITIES			4,324,540	0.5%

			35,172,399
Netherlands - 1.3%			12,862,205	1.3%
New Zealand - 3.5%
Dominion of New Zealand
5.000%, 03/15/2019	NZD	22,300,000	19,809,438	2.1%
Dominion of New Zealand
6.000%, 12/15/2017
to 05/15/2021		11,700,000	11,236,765	1.2%
OTHER SECURITIES			2,828,623	0.3%

			33,874,826
Norway - 0.5%			5,239,458	0.5%
South Korea - 0.2%			2,341,452	0.2%
Spain - 2.6%
Government of Spain
4.250%, 10/31/2016	EUR	7,300,000	8,753,326	0.9%
Kingdom of Spain
2.405%, 03/25/2014 (P)		11,000,000	13,317,261	1.4%
OTHER SECURITIES			2,410,010	0.3%

			24,480,597
United Kingdom - 6.5%
Government of United Kingdom
4.250%, 12/07/2027
to 12/07/2040	GBP	13,100,000	25,348,033	2.7%
Government of United Kingdom
4.750%, 12/07/2030
to 12/07/2038		13,300,000	27,495,706	2.9%
OTHER SECURITIES			9,294,053	1.0%

			62,137,792

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $308,586,120)			$309,856,492

The accompanying notes are an integral part of the financial statements.

14

John Hancock Variable Insurance Trust
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)

	Shares or Principal Amount		Value	% of Net Assets

CORPORATE BONDS - 37.3%
Australia - 2.2%
Commonwealth Bank of
Australia
0.889%, 07/12/2013 (P) (S)		$7,900,000	$7,929,854	0.8%
Commonwealth Bank of
Australia
0.968%, 06/25/2014 (P) (S)		9,800,000	9,882,702	1.0%
OTHER SECURITIES			2,982,243	0.3%

			20,794,799
Belgium - 1.0%			9,385,956	1.0%
Denmark - 0.0%			232,239	0.0%
France - 5.4%
BNP Paribas Home Loan
Covered Bonds SA
2.200%, 11/02/2015 (S)		5,800,000	5,809,257	0.6%
Cie de Financement Foncier
1.625%, 07/23/2012 (S)		7,200,000	7,201,447	0.8%
Dexia Credit Local SA
2.750%, 01/10/2014 (S)		15,500,000	15,327,516	1.6%
OTHER SECURITIES			23,648,296	2.4%

			51,986,516
Germany - 6.7%
FMS Wertmanagement
2.375%, 12/15/2014	EUR	11,900,000	15,639,681	1.6%
Kreditanstalt fuer Wiederaufbau
0.625%, 05/29/2015		7,900,000	10,011,440	1.0%
Kreditanstalt fuer Wiederaufbau
6.250%, 05/19/2021	AUD	10,900,000	12,637,982	1.3%
OTHER SECURITIES			26,052,775	2.7%

			64,341,878
Ireland - 0.8%			8,048,442	0.8%
Italy - 0.5%			4,319,483	0.5%
Jersey, C.I. - 0.2%			2,191,468	0.2%
Luxembourg - 0.6%			5,855,799	0.6%
Netherlands - 3.3%
Fortis Bank Nederland
Holding NV
3.375%, 05/19/2014		5,900,000	7,840,843	0.8%
OTHER SECURITIES			23,738,769	2.5%

			31,579,612
Norway - 0.5%			4,818,566	0.5%
Sweden - 0.3%			2,376,290	0.3%
Switzerland - 0.4%			3,317,824	0.4%
Tunisia - 0.3%			3,204,440	0.3%
United Kingdom - 5.9%
Nationwide Building Society
2.875%, 09/14/2015	EUR	4,700,000	6,222,494	0.7%
OTHER SECURITIES			50,238,647	5.3%

			56,461,141
United States - 9.2%
American International
Group, Inc. (8.000% to
05/22/2018, then 3 month
EURIBOR + 4.450%)
05/22/2038 (S)		5,600,000	6,831,671	0.7%
Spectra Energy Capital LLC
6.200%, 04/15/2018		$5,000,000	5,971,185	0.6%
WM Covered Bond Program
4.375%, 05/19/2014	EUR	5,200,000	6,903,440	0.7%
OTHER SECURITIES			68,846,426	7.2%

			88,552,722

TOTAL CORPORATE BONDS (Cost $359,196,390)			$357,467,175

MUNICIPAL BONDS - 3.5%
California - 1.7%			15,761,592	1.7%
Georgia - 0.1%			806,491	0.1%
Illinois - 0.0%			270,544	0.0%
Iowa - 0.0%			374,586	0.0%
New York - 0.4%			4,020,573	0.4%
Ohio - 1.0%
American Municipal
Power, Inc. (Ohio)		$4,100,000	5,942,253	0.6%
OTHER SECURITIES			3,275,907	0.4%

			9,218,160
Texas - 0.3%			2,977,943	0.3%

TOTAL MUNICIPAL BONDS (Cost $28,896,089)			$33,429,889

CAPITAL PREFERRED SECURITIES - 0.0%
United States - 0.0%			175,500	0.0%

TOTAL CAPITAL PREFERRED
SECURITIES (Cost $120,000)			$175,500

COLLATERALIZED MORTGAGE
OBLIGATIONS - 14.5%
Citigroup/Deutsche Bank
Commercial Mortgage Trust,
Series 2007-CD4, Class A4
5.322%, 12/11/2049		5,600,000	6,221,645	0.7%
Holmes Master Issuer PLC,
Series 2010-1A, Class A3
2.157%, 10/15/2054 (P) (S)	EUR	4,500,000	5,727,560	0.6%
Mansard Mortgages PLC,
Series 2007-2X, Class A1
1.601%, 12/15/2049 (P)	GBP	8,194,770	10,775,160	1.1%
NCUA Guaranteed Notes,
Series 2010-R2, Class 1A
0.610%, 11/06/2017 (P)		$10,404,363	10,407,588	1.1%
OTHER SECURITIES			105,543,231	11.0%

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $150,765,821)			$138,675,184

Asset Backed Securities 2.6%			24,410,198	2.6%

TOTAL ASSET BACKED
SECURITIES (Cost $25,071,871)			$24,410,198

TERM LOANS - 0.6%
Germany - 0.3%			2,793,272	0.3%
United States - 0.3%			3,289,374	0.3%

TOTAL TERM LOANS (Cost $6,389,472)			$6,082,646

PREFERRED SECURITIES - 0.2%
United States - 0.2%			2,256,878	0.2%

TOTAL PREFERRED SECURITIES (Cost $2,611,850)			$2,256,878

The accompanying notes are an integral part of the financial statements.

15

John Hancock Variable Insurance Trust
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)

	Shares or Principal Amount		Value	% of Net Assets

OPTIONS PURCHASED - 0.0%
Call Options - 0.0%			$37,960	0.0%
Put Options - 0.0%			1	0.0%

TOTAL OPTIONS PURCHASED (Cost $27,602)			$37,961

ESCROW SHARES - 0.3%
Diversified Banks - 0.3%			2,440,125	0.3%

TOTAL ESCROW SHARES (Cost $2,560,500)			$2,440,125

SHORT-TERM INVESTMENTS - 12.9%
U.S. Government - 1.4%			13,160,306	1.4%
U.S. Government & Agency
Obligations - 0.2%			1,948,489	0.2%
Foreign Government - 9.5%
Mexico Treasury Bill
4.290%, 09/20/2012*	MXN	2,490,000,000	18,479,053	1.9%
Mexico Treasury Bill
4.360%, 10/18/2012 *		970,000,000	7,173,508	0.8%
Mexico Treasury Bill
4.440%, 09/20/2012*		1,390,000,000	10,315,616	1.1%
Mexico Treasury Bill
4.450%, 10/04/2012 *		1,200,000,000	8,890,095	0.9%
Mexico Treasury Bill
5.223%, 08/23/2012 *		1,300,000,000	9,680,248	1.0%
Mexico Treasury Bill
5.729%, 08/09/2012 *		4,460,000,000	33,269,205	3.5%
OTHER SECURITIES			2,990,786	0.3%

			90,798,511
Repurchase Agreement - 1.8%
Repurchase Agreement with
JPMorgan Chase & Company
dated 06/29/2012 at 0.020%
to be repurchased at
$7,600,127 on 07/02/2012,
collateralized by $7,770,200
U.S. Treasury Bills, 0.250%
due 09/15/2014 (valued at
$7,763,047,
including interest)		$7,600,000	7,600,000	0.8%
OTHER SECURITIES			10,300,000	1.0%

			17,900,000

TOTAL SHORT-TERM
INVESTMENTS (Cost $127,384,590)			$123,807,306

Total Investments (Global Bond Trust)
(Cost $1,243,580,087) - 128.4%			$1,230,591,727	128.4%
Other Assets And Liabilities, Net - (28.4%)			(272,279,331)	(28.4%)

TOTAL NET ASSETS - 100.0%			$958,312,396	100.0%

High Yield Trust

	Shares or Principal Amount		Value	% of Net Assets

FOREIGN GOVERNMENT
OBLIGATIONS - 2.8%
Argentina - 0.9%			$2,257,390	0.9%
Brazil - 0.6%
Federative Republic of Brazil
10.000%, 01/01/2014
to 01/01/2017	BRL	2,772,000	1,414,473	0.6%

			1,414,473
Indonesia - 0.7%			1,579,130	0.7%
Venezuela - 0.6%
Republic of Venezuela
5.750%, 02/26/2016		$1,621,000	1,394,060	0.6%
OTHER SECURITIES			101,205	0.0%

			1,495,265

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $7,108,300)			$6,746,258

CORPORATE BONDS - 82.2%
Consumer Discretionary - 16.6%
Bankrate, Inc.
11.750%, 07/15/2015		1,823,000	2,037,190	0.9%
Chrysler Group LLC
8.250%, 06/15/2021		1,420,000	1,459,050	0.6%
Mohegan Tribal Gaming
Authority
10.500%, 12/15/2016 (S)		2,600,000	2,262,000	1.0%
Monitronics International, Inc.
9.125%, 04/01/2020 (S)		1,350,000	1,296,000	0.5%
NCL Corp., Ltd.
9.500%, 11/15/2018		2,000,000	2,170,000	0.9%
Seven Seas Cruises S de
RL LLC
9.125%, 05/15/2019		1,280,000	1,321,600	0.6%
Univision Communications, Inc.
6.875%, 05/15/2019 (S)		1,480,000	1,524,400	0.6%
OTHER SECURITIES			27,537,134	11.6%

			39,607,374
Consumer Staples - 3.5%
Hypermarcas SA
6.500%, 04/20/2021 (S)		1,350,000	1,296,000	0.5%
Viskase Companies, Inc.
9.875%, 01/15/2018 (S)		2,190,000	2,277,600	1.0%
OTHER SECURITIES			4,880,800	2.0%

			8,454,400
Energy - 18.8%
Astoria Depositor Corp.,
Series B
8.144%, 05/01/2021 (S)		1,460,000	1,284,800	0.5%
Energy Future Intermediate
Holding Company LLC
11.750%, 03/01/2022 (S)		1,430,000	1,462,175	0.6%
Enterprise Products
Operating LLC (7.034% to
01/15/2018, then higher of
7.034% or 3 month
LIBOR + 2.680%)
01/15/2068		1,205,000	1,289,350	0.5%
Hercules Offshore, Inc.
10.500%, 10/15/2017 (S)		2,065,000	2,065,000	0.9%
Quicksilver Resources, Inc.
11.750%, 01/01/2016		2,100,000	2,044,875	0.9%
Samson Investment Company
9.750%, 02/15/2020 (S)		1,250,000	1,243,750	0.5%

The accompanying notes are an integral part of the financial statements.

16

John Hancock Variable Insurance Trust
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

High Yield Trust (continued)

	Shares or Principal Amount	Value	% of Net Assets

CORPORATE BONDS (continued)
Energy (continued)
OTHER SECURITIES		$35,530,774	14.9%

		44,920,724
Financials - 6.5%
Bank of America Corp.
6.500%, 08/01/2016	$1,490,000	1,636,808	0.7%
International Lease
Finance Corp.
8.250%, 12/15/2020	1,260,000	1,443,815	0.6%
Rabobank Nederland NV
(11.000% to 06/30/2019, then
3 month LIBOR + 10.868%)
06/30/2019 (Q)(S)	1,070,000	1,346,060	0.6%
OTHER SECURITIES		11,070,410	4.7%

		15,497,093
Health Care - 3.7%
CRC Health Corp.
10.750%, 02/01/2016	1,780,000	1,566,400	0.7%
OTHER SECURITIES		7,170,837	3.0%

		8,737,237
Industrials - 10.7%
Continental Airlines 2007-1
Class C Pass Through Trust
7.339%, 04/19/2014	1,409,011	1,423,102	0.6%
Dematic SA
8.750%, 05/01/2016 (S)	1,330,000	1,393,175	0.6%
Florida East Coast
Holdings Corp., PIK
10.500%, 08/01/2017	1,933,746	1,643,684	0.7%
Kratos Defense & Security
Solutions, Inc.
10.000%, 06/01/2017	1,360,000	1,465,400	0.6%
Syncreon Global Ireland, Ltd.
9.500%, 05/01/2018 (S)	1,560,000	1,552,200	0.7%
UR Merger Sub Corp.
7.625%, 04/15/2022 (S)	1,462,000	1,531,445	0.6%
Wyle Services Corp.
10.500%, 04/01/2018 (S)	1,585,000	1,691,988	0.7%
OTHER SECURITIES		14,813,353	6.2%

		25,514,347
Information Technology - 1.5%		3,722,553	1.5%
Materials - 7.4%
Appleton Papers, Inc.
11.250%, 12/15/2015	1,375,000	1,467,813	0.6%
FMG Resources
August 2006 Pty, Ltd.
8.250%, 11/01/2019 (S)	1,170,000	1,240,200	0.5%
LyondellBasell Industries NV
6.000%, 11/15/2021 (S)	1,280,000	1,404,800	0.6%
Midwest Vanadium Pty, Ltd.
11.500%, 02/15/2018 (S)	2,340,000	1,450,800	0.6%
OTHER SECURITIES		12,084,483	5.1%

		17,648,096
Telecommunication Services - 8.9%
Intelsat Jackson Holdings SA
7.250%, 10/15/2020 (S)	1,520,000	1,596,000	0.7%
Sprint Capital Corp.
8.750%, 03/15/2032	1,945,000	1,769,950	0.7%
Sprint Nextel Corp.
9.000%, 11/15/2018 (S)	1,720,000	1,922,100	0.8%
Vimpel Communications
8.250%, 05/23/2016	1,247,000	1,301,394	0.6%
Wind Acquisition Holdings
Finance SA, PIK
12.250%, 07/15/2017 (S)	2,556,295	1,751,062	0.7%
Windstream Corp.
7.500%, 06/01/2022
to 04/01/2023	1,230,000	1,263,950	0.5%
OTHER SECURITIES		11,602,322	4.9%

		21,206,778
Utilities - 4.6%
Mirant Mid Atlantic LLC
10.060%, 12/30/2028	2,552,651	2,603,704	1.1%
OTHER SECURITIES		8,369,835	3.5%

		10,973,539

TOTAL CORPORATE BONDS (Cost $207,411,513)		$196,282,141

CAPITAL PREFERRED SECURITIES - 1.4%
Financials - 1.4%
Santander Finance Preferred SA
Unipersonal (10.500% until
09/29/2014, then 3 month
LIBOR + 7.673%)
09/29/2014 (Q)	2,490,000	2,421,620	1.0%
OTHER SECURITIES		922,880	0.4%

		3,344,500
Materials - 0.0%		57,400	0.0%

TOTAL CAPITAL PREFERRED
SECURITIES (Cost $3,791,297)		$3,401,900

CONVERTIBLE BONDS - 1.0%
Financials - 0.8%
Realogy Corp.
11.000%, 04/15/2018 (S)	2,440,000	1,952,000	0.8%
Materials - 0.2%		377,200	0.2%

TOTAL CONVERTIBLE BONDS (Cost $2,419,808)		$2,329,200

TERM LOANS (M) - 2.5%
Consumer Discretionary - 0.6%
Stockbridge SBE Holdings LLC
13.000%, 05/02/2017	1,360,000	1,339,600	0.6%
Energy - 0.8%
Chesapeake Energy Corp.
8.500%, 12/01/2017	1,950,000	1,931,415	0.8%
Financials - 0.4%		1,024,167	0.4%
Health Care - 0.1%		309,598	0.1%
Industrials - 0.1%		175,747	0.1%
Information Technology - 0.2%		421,785	0.2%
Telecommunication Services - 0.3%		710,151	0.3%

TOTAL TERM LOANS (Cost $5,776,421)		$5,912,463

COMMON STOCKS - 3.8%
Consumer Discretionary - 1.8%
Canadian Satellite
Radio Holdings, Inc. (I)	389,667	1,339,588	0.6%
Charter
Communications, Inc.,
Class A (I)	38,833	2,752,095	1.2%
OTHER SECURITIES		120,509	0.1%

		4,212,192

The accompanying notes are an integral part of the financial statements.

17

John Hancock Variable Insurance Trust
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

High Yield Trust (continued)

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS (continued)
Financials - 0.7%
KCAD Holdings I, Ltd. (I)	165,553,563	$1,754,868	0.7%
Industrials - 0.9%
DeepOcean Group
Holdings AS (I)	83,286	1,332,576	0.6%
OTHER SECURITIES		702,676	0.3%

		2,035,252
Materials - 0.4%		1,052,295	0.4%
Telecommunication Services - 0.0%		17,303	0.0%

TOTAL COMMON STOCKS (Cost $10,373,888)		$9,071,910

PREFERRED SECURITIES - 2.7%
Financials - 2.7%
Citigroup Capital XII (8.500% to
03/30/2015, then
3 month LIBOR + 5.870%)	58,275	1,460,372	0.6%
GMAC Capital Trust I (8.125%
to 02/15/2016, then
3 month LIBOR + 5.785%)	130,600	3,140,930	1.3%
OTHER SECURITIES		1,837,435	0.8%

		6,438,737

TOTAL PREFERRED SECURITIES (Cost $6,489,473)		$6,438,737

ESCROW CERTIFICATES - 0.0%
United States - 0.0%		91,610	0.0%

TOTAL ESCROW CERTIFICATES (Cost $440,831)		$91,610

Warrants 0.4%		912,375	0.4%

TOTAL WARRANTS (Cost $209,927)		$912,375

Options Purchased 0.1%		140,892	0.1%

TOTAL OPTIONS PURCHASED (Cost $466,139)		$140,892

SECURITIES LENDING COLLATERAL - 0.0%
John Hancock Collateral
Investment Trust,
0.3542% (W)(Y)	1,001	10,017	0.0%

TOTAL SECURITIES LENDING
COLLATERAL (Cost $10,016)		$10,017

SHORT-TERM INVESTMENTS - 1.8%
Repurchase Agreement - 1.8%
Repurchase Agreement with
Deutsche Bank dated
06/29/2012 at 0.130% to be
repurchased at $4,200,046 on
07/02/2012, collateralized by
$1,941,000 U.S. Treasury
Inflation Protected Securities,
3.625% due 04/15/2028
(valued at $4,284,001,
including interest)	$4,200,000	$4,200,000	1.8%

TOTAL SHORT-TERM
INVESTMENTS (Cost $4,200,000)		$4,200,000

Total Investments (High Yield Trust)
(Cost $248,697,613) - 98.7%		$235,537,503	98.7%
Other Assets And Liabilities, Net - 1.3%		3,111,779	1.3%

TOTAL NET ASSETS - 100.0%		$238,649,282	100.0%

Income Trust

	Shares or Principal Amount	Value	% of Net Assets

CORPORATE BONDS - 41.6%
Consumer Discretionary - 7.6%
CCH II LLC
13.500%, 11/30/2016	$4,766,957	$5,315,157	1.3%
Chrysler Group LLC
8.000%, 06/15/2019	3,000,000	3,082,500	0.8%
CSC Holdings LLC
6.750%, 11/15/2021 (S)	3,000,000	3,195,000	0.8%
OTHER SECURITIES		18,798,144	4.7%

		30,390,801
Consumer Staples - 2.3%		9,236,367	2.3%
Energy - 5.8%
SandRidge Energy, Inc.
8.000%, 06/01/2018 (S)	3,000,000	3,037,500	0.8%
OTHER SECURITIES		20,144,573	5.0%

		23,182,073
Financials - 4.3%
JPMorgan Chase & Company
(7.900% to 04/30/2018, then
3 month LIBOR + 3.470%)
04/30/2018 (Q)	7,500,000	8,222,175	2.1%
OTHER SECURITIES		9,196,308	2.3%

		17,418,483
Health Care - 5.2%
HCA, Inc.
6.500%, 02/15/2016
to 02/15/2020	3,500,000	3,779,375	0.9%
HCA, Inc.
8.000%, 10/01/2018	3,000,000	3,367,500	0.8%
Tenet Healthcare Corp.
9.250%, 02/01/2015	3,500,000	3,893,750	1.0%
Tenet Healthcare Corp.
10.000%, 05/01/2018	3,250,000	3,721,250	0.9%
OTHER SECURITIES		6,083,581	1.5%

		20,845,456
Industrials - 3.5%
Terex Corp.
8.000%, 11/15/2017	3,000,000	3,112,500	0.8%
OTHER SECURITIES		10,871,500	2.7%

		13,984,000
Information Technology - 5.3%
First Data Corp.
11.250%, 03/31/2016	4,400,000	4,147,000	1.0%
First Data Corp.
12.625%, 01/15/2021	3,050,000	3,053,813	0.8%
OTHER SECURITIES		14,038,563	3.5%

		21,239,376
Materials - 2.5%		10,115,433	2.5%
Telecommunication Services - 2.4%
Sprint Nextel Corp.
9.000%, 11/15/2018 (S)	3,000,000	3,352,500	0.8%
OTHER SECURITIES		6,464,000	1.6%

		9,816,500
Utilities - 2.7%		10,786,925	2.7%

TOTAL CORPORATE BONDS (Cost $169,482,130)		$167,015,414

CONVERTIBLE BONDS - 0.7%
Financials - 0.2%		987,500	0.2%
Materials - 0.5%		1,818,994	0.5%

TOTAL CONVERTIBLE BONDS (Cost $3,152,939)		$2,806,494

The accompanying notes are an integral part of the financial statements.

18

John Hancock Variable Insurance Trust
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Income Trust (continued)

	Shares or Principal Amount	Value	% of Net Assets

TERM LOANS (M) - 4.5%
Consumer Discretionary - 0.9%
Clear Channel Communications, Inc.
3.895%, 01/28/2016	$4,419,769	$3,507,503	0.9%
OTHER SECURITIES		242,834	0.0%

		3,750,337
Health Care - 0.3%		999,975	0.3%
Industrials - 0.2%		639,865	0.2%
Information Technology - 0.9%		3,563,196	0.9%
Utilities - 2.2%
Texas Competitive Electric Holdings
Company LLC
4.741%, 10/10/2017	11,493,117	6,853,875	1.7%
OTHER SECURITIES		2,034,018	0.5%

		8,887,893

TOTAL TERM LOANS (Cost $21,656,321)		$17,841,266

Collateralized Mortgage
Obligations 0.4%		1,773,113	0.4%

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $1,706,558)		$1,773,113

COMMON STOCKS - 44.6%
Consumer Discretionary - 0.8%		3,315,646	0.8%
Consumer Staples - 1.5%
Diageo PLC	125,000	3,215,660	0.8%
PepsiCo, Inc.	40,000	2,826,400	0.7%

		6,042,060
Energy - 7.1%
BP PLC, ADR	80,000	3,243,200	0.8%
Canadian Oil Sands, Ltd.	190,000	3,680,189	0.9%
ConocoPhillips	100,000	5,588,000	1.4%
Exxon Mobil Corp.	50,000	4,278,500	1.1%
Royal Dutch Shell PLC, ADR	40,000	2,697,200	0.7%
OTHER SECURITIES		8,987,162	2.2%

		28,474,251
Financials - 6.2%
Bank of America Corp.	375,000	3,067,500	0.8%
JPMorgan Chase & Company	120,000	4,287,600	1.1%
Wells Fargo & Company	174,800	5,845,312	1.5%
OTHER SECURITIES		11,541,005	2.9%

		24,741,417
Health Care - 6.3%
Johnson & Johnson	80,000	5,404,800	1.4%
Merck & Company, Inc.	167,130	6,977,678	1.7%
Pfizer, Inc.	200,000	4,600,000	1.2%
Roche Holdings AG	37,500	6,473,529	1.6%
OTHER SECURITIES		1,889,000	0.5%

		25,345,007
Industrials - 1.4%
General Electric Company	254,770	5,309,407	1.3%
OTHER SECURITIES		382,095	0.1%

		5,691,502
Information Technology - 1.4%
Intel Corp.	190,000	5,063,500	1.3%
OTHER SECURITIES		387,900	0.1%

		5,451,400
Materials - 1.3%		5,195,625	1.3%
Telecommunication Services - 3.8%
AT&T, Inc.	160,000	5,705,600	1.4%
Vodafone Group PLC	1,600,000	4,495,417	1.1%
OTHER SECURITIES		5,036,720	1.3%

		15,237,737
Utilities - 14.8%
American Electric
Power Company, Inc.	110,100	4,392,990	1.1%
Duke Energy Corp. (L)	150,000	3,459,000	0.9%
Entergy Corp.	50,000	3,394,500	0.9%
Exelon Corp.	80,000	3,009,600	0.8%
NextEra Energy, Inc.	97,715	6,723,769	1.7%
PG&E Corp.	89,400	4,047,138	1.0%
Pinnacle West Capital Corp.	65,000	3,363,100	0.8%
Progress Energy, Inc.	100,000	6,017,000	1.5%
Public Service
Enterprise Group, Inc.	150,000	4,875,000	1.2%
Sempra Energy	70,000	4,821,600	1.2%
TECO Energy, Inc. (L)	150,000	2,709,000	0.7%
The Southern Company	60,000	2,778,000	0.7%
Xcel Energy, Inc.	110,000	3,125,100	0.8%
OTHER SECURITIES		6,832,080	1.6%

		59,547,877

TOTAL COMMON STOCKS (Cost $181,878,564)		$179,042,522

PREFERRED SECURITIES - 6.0%
Consumer Discretionary - 0.2%		783,520	0.2%
Energy - 1.1%
Sandridge Energy, Inc., 7.00%	26,500	2,736,125	0.7%
OTHER SECURITIES		1,681,074	0.4%

		4,417,199
Financials - 4.4%
Bank of America Corp.,
Series L, 7.250%	5,350	5,216,250	1.3%
Wells Fargo & Company,
Series L, 7.500%	4,600	5,175,000	1.3%
OTHER SECURITIES		7,383,699	1.8%

		17,774,949
Materials - 0.3%		1,030,000	0.3%

TOTAL PREFERRED
SECURITIES (Cost $29,663,756)		$24,005,668

Warrants 0.2%		743,634	0.2%

TOTAL WARRANTS (Cost $954,836)		$743,634

ESCROW CERTIFICATES - 0.0%
Consumer Discretionary - 0.0%		0	0.0%

TOTAL ESCROW CERTIFICATES (Cost $326)		$0

SECURITIES LENDING COLLATERAL - 1.4%
John Hancock Collateral
Investment Trust,
0.3542% (W)(Y)	554,639	5,550,602	1.4%

TOTAL SECURITIES LENDING
COLLATERAL (Cost $5,550,516)		$5,550,602

SHORT-TERM INVESTMENTS - 0.8%
U.S. Government & Agency
Obligations - 0.8%
Federal Home Loan Bank Discount
Notes, 0.010%, 07/02/2012 *	$3,000,000	$3,000,000

The accompanying notes are an integral part of the financial statements.

19

John Hancock Variable Insurance Trust
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Income Trust (continued)

	Shares or Principal Amount		Value	% of Net Assets

SHORT-TERM INVESTMENTS (continued)
Repurchase Agreement - 0.0%			$176,000	0.0%

TOTAL SHORT-TERM
INVESTMENTS (Cost $3,176,000)			$3,176,000

Total Investments (Income Trust)
(Cost $417,221,946) - 100.2%			$401,954,713	100.2%
Other Assets And Liabilities, Net - (0.2%)			(904,593)	(0.2%)

TOTAL NET ASSETS - 100.0%			$401,050,120	100.0%

Investment Quality Bond Trust

	Shares or Principal Amount		Value	% of Net Assets

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 38.0%
U.S. Treasury Notes - 13.5%
0.250%, 02/15/2015		$12,100,000	$12,058,400	3.1%
0.625%, 02/28/2013 (D)		3,075,000	3,083,890	0.8%
0.875%, 02/28/2017 (D)		18,275,000	18,440,608	4.7%
2.000%, 11/15/2021		4,975,000	5,161,951	1.3%
4.000%, 02/15/2015		4,775,000	5,222,656	1.3%
4.250%, 11/15/2014		7,900,000	8,623,340	2.2%
OTHER SECURITIES			741	0.0%

			52,591,586
U.S. Treasury Bonds - 9.6%
1.875%, 09/30/2017		2,225,000	2,348,245	0.6%
3.125%, 11/15/2041		3,950,000	4,253,656	1.1%
4.250%, 05/15/2039		2,475,000	3,237,609	0.8%
4.375%, 11/15/2039
to 05/15/2041		5,858,000	7,819,180	2.0%
4.625%, 02/15/2040 (D)		6,125,000	8,485,998	2.2%
4.750%, 02/15/2041		1,643,300	2,325,013	0.6%
6.250%, 08/15/2023
to 05/15/2030		5,750,000	8,831,018	2.3%

			37,300,719
Federal Home Loan Mortgage Corp. - 0.3%			1,110,780	0.3%
Federal National Mortgage Association - 10.8%
3.500%, TBA (C)		13,400,000	14,086,609	3.6%
4.000%, TBA (C)		13,500,000	14,369,558	3.7%
5.500%, TBA (C)		12,100,000	13,197,696	3.4%
OTHER SECURITIES			612,468	0.1%

			42,266,331
Government National Mortgage Association - 3.8%
4.000%, 04/15/2039
to 03/15/2042		12,603,586	13,780,579	3.5%
OTHER SECURITIES			1,006,944	0.3%

			14,787,523

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $141,069,323)			$148,056,939

FOREIGN GOVERNMENT
OBLIGATIONS - 1.9%
Brazil - 1.1%
Federative Republic of Brazil
5.875%, 01/15/2019		1,430,000	1,726,010	0.4%
Federative Republic of Brazil
10.000%, 01/01/2014	BRL	5,000,000	2,554,810	0.7%

			4,280,820
Mexico - 0.4%			1,391,950	0.4%
Qatar - 0.2%			842,800	0.2%
Russia - 0.2%			804,992	0.2%

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $7,206,100)			$7,320,562

CORPORATE BONDS - 46.8%
Consumer Discretionary - 6.7%
Time Warner Cable, Inc.
5.850%, 05/01/2017		$1,390,000	1,634,027	0.4%
Time Warner, Inc.
7.700%, 05/01/2032		1,298,000	1,696,707	0.4%
OTHER SECURITIES			22,810,023	5.8%

			26,140,757
Consumer Staples - 3.8%
Altria Group, Inc.
9.700%, 11/10/2018		1,065,000	1,474,458	0.4%
Wal-Mart Stores, Inc.
6.500%, 08/15/2037		1,000,000	1,412,243	0.4%
OTHER SECURITIES			11,741,774	3.1%

			14,628,475
Energy - 3.5%
BP Capital Markets PLC
1.846%, 05/05/2017		1,575,000	1,591,399	0.4%
Petrobras International Finance
Company
5.375%, 01/27/2021		1,400,000	1,509,920	0.4%
OTHER SECURITIES			10,684,278	2.7%

			13,785,597
Financials - 18.9%
Bank of America Corp.
5.875%, 01/05/2021		1,500,000	1,638,815	0.4%
Citigroup, Inc.
6.125%, 11/21/2017
to 08/25/2036		2,060,000	2,186,962	0.6%
Everest Reinsurance
Holdings, Inc., (6.600% to
05/15/2017, then 3 month
LIBOR + 2.385%)
05/15/2037		1,475,000	1,393,875	0.4%
JPMorgan Chase & Company
6.000%, 01/15/2018		1,470,000	1,688,160	0.4%
Merrill Lynch & Company, Inc.
6.400%, 08/28/2017		1,500,000	1,632,344	0.4%
Morgan Stanley
6.250%, 08/28/2017		1,320,000	1,363,087	0.4%
NBD Bancorp NA
8.250%, 11/01/2024		1,730,000	2,225,681	0.6%
Sun Canada Financial Company
7.250%, 12/15/2015 (S)		1,471,000	1,671,572	0.4%
The Goldman Sachs Group, Inc.
5.750%, 01/24/2022		1,700,000	1,795,848	0.5%
The Goldman Sachs Group, Inc.
6.750%, 10/01/2037		2,030,000	1,991,643	0.5%
US Bancorp
7.500%, 06/01/2026		1,624,000	2,055,520	0.5%
OTHER SECURITIES			54,021,838	13.9%

			73,665,345
Health Care - 3.1%
AmerisourceBergen Corp.
5.875%, 09/15/2015		1,260,000	1,431,325	0.4%

The accompanying notes are an integral part of the financial statements.

20

John Hancock Variable Insurance Trust
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)

	Shares or Principal Amount	Value	% of Net Assets

CORPORATE BONDS (continued)
Health Care (continued)
Amgen, Inc.
3.875%, 11/15/2021	$1,560,000	$1,648,414	0.4%
Express Scripts Holding
Company
2.100%, 02/12/2015 (S)	1,575,000	1,590,600	0.4%
OTHER SECURITIES		7,537,029	1.9%

		12,207,368
Industrials - 1.8%		6,984,847	1.8%
Information Technology - 1.1%
Hewlett-Packard Company
3.000%, 09/15/2016	1,750,000	1,800,731	0.5%
OTHER SECURITIES		2,403,417	0.6%

		4,204,148
Materials - 1.3%		5,068,682	1.3%
Telecommunication Services - 2.5%
AT&T, Inc.
6.300%, 01/15/2038	1,375,000	1,714,842	0.4%
Verizon Wireless Capital LLC
5.550%, 02/01/2014	1,295,000	1,386,444	0.4%
OTHER SECURITIES		6,733,201	1.7%

		9,834,487
Utilities - 4.1%
Centrais Eletricas Brasileiras SA
5.750%, 10/27/2021 (S)	1,320,000	1,442,760	0.4%
Duke Energy Corp.
5.650%, 06/15/2013	1,300,000	1,358,705	0.4%
OTHER SECURITIES		12,996,243	3.4%

		15,797,708

TOTAL CORPORATE BONDS (Cost $167,778,412)		$182,317,414

CAPITAL PREFERRED SECURITIES - 0.4%
Financials - 0.4%		1,688,525	0.4%

TOTAL CAPITAL PREFERRED
SECURITIES (Cost $1,621,527)		$1,688,525

CONVERTIBLE BONDS - 0.0%
Telecommunication Services - 0.0%		47,438	0.0%

TOTAL CONVERTIBLE BONDS (Cost $45,356)		$47,438

Municipal Bonds - 4.7%
Louisiana Local Government
Environmental Facilities &
Communities Development
Authority 2.470%, 02/01/2019	1,475,000	1,520,371	0.4%
North Texas Tollway Authority
6.718%, 01/01/2049	1,230,000	1,647,782	0.4%
OTHER SECURITIES		14,921,061	3.9%

TOTAL MUNICIPAL BONDS (Cost $14,859,107)		$18,089,214

COLLATERALIZED MORTGAGE
OBLIGATIONS - 3.6%
Bear Stearns Commercial
Mortgage Securities,
5.201%, 12/11/2038	1,210,000	1,367,043	0.4%
JPMorgan Chase Commercial
Mortgage Securities Corp.,
5.481%, 12/12/2044 (P)	1,500,000	1,672,604	0.4%
OTHER SECURITIES		10,976,348	2.8%

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $13,245,692)		$14,015,995

ASSET BACKED SECURITIES - 3.3%
Ally Master Owner Trust,
1.540%, 09/15/2016	$1,335,000	$1,347,961	0.4%
OTHER SECURITIES		11,593,218	3.0%

TOTAL ASSET BACKED
SECURITIES (Cost $12,847,163)		$12,941,179

SHORT-TERM INVESTMENTS - 14.0%
Repurchase Agreement - 14.0%
Deutsche Bank Tri-Party
Repurchase Agreement dated
06/29/2012 at 0.200% to be
repurchased at $27,200,453 on
07/02/2012, collateralized by
$25,287,959 Government
National Mortgage
Association, 3.500 - 5.000%
due 02/20/2026 - 01/15/2040
(valued at $27,744,000,
including interest)	27,200,000	27,200,000	7.0%
UBS Warburg Tri-Party
Repurchase Agreement dated
06/29/2012 at 0.200% to be
repurchased at $27,100,452 on
07/02/2012, collateralized by
$25,181,801 Federal Home
Loan Mortgage Corp., 4.500%
due 07/01/2041 (valued at
$27,642,000,
including interest)	27,100,000	27,100,000	7.0%

		54,300,000

TOTAL SHORT-TERM
INVESTMENTS (Cost $54,300,000)		$54,300,000

Total Investments (Investment Quality Bond Trust)
(Cost $412,972,680) - 112.7%		$438,777,266	112.7%
Other Assets And Liabilities, Net - (12.7%)		(49,537,399)	(12.7%)

TOTAL NET ASSETS - 100.0%		$389,239,867	100.0%

Money Market Trust

	Shares or Principal Amount	Value	% of Net Assets

COMMERCIAL PAPER - 32.6%
Bank of Tokyo-Mitsubishi UFJ, Ltd.
0.160%, 07/05/2012 *	$15,000,000	$14,999,733	0.4%
Barclays Bank PLC
0.140%, 07/05/2012 *	160,000,000	159,997,511	4.7%
Cafco LLC
0.420%, 07/05/2012 *	160,000,000	159,992,533	4.7%
Chariot Funding LLC
0.160%, 07/09/2012 *	50,000,000	49,998,222	1.5%
Chevron Corp.
0.080%, 07/05/2012 *	100,000,000	99,999,111	3.0%
Deutsche Bank Financial LLC
0.190%, 07/11/2012 *	31,300,000	31,298,348	0.9%
Deutsche Bank Financial LLC
0.180%, 07/03/2012 *	120,000,000	119,998,800	3.5%
EI du Pont de Nemours & Company
0.140%, 07/11/2012 *	20,700,000	20,699,195	0.6%
Govco LLC
0.420%, 07/06/2012 *	60,000,000	59,996,500	1.8%

The accompanying notes are an integral part of the financial statements.

21

John Hancock Variable Insurance Trust
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Money Market Trust (continued)

	Shares or Principal Amount	Value	% of Net Assets

COMMERCIAL PAPER (continued)
Govco LLC
0.400%, 07/02/2012*	$90,000,000	$89,999,000	2.7%
Jupiter Securitization Company LLC
0.160%, 07/03/2012 *	48,750,000	48,749,567	1.4%
Nestle Cap Corp.
0.020%, 07/05/2012 *	50,000,000	49,999,889	1.5%
Rabobank USA Financial Corp.
0.150%, 07/13/2012 *	30,000,000	29,998,500	0.9%
Sigma-Aldrich Corp.
0.130%, 07/03/2012 *	21,100,000	21,099,848	0.6%
Sigma-Aldrich Corp.
0.110%, 07/05/2012 *	18,500,000	18,499,774	0.6%
Sigma-Aldrich Corp.
0.100%, 07/03/2012 *	50,750,000	50,749,718	1.5%
Sigma-Aldrich Corp.
0.100%, 07/06/2012 *	32,100,000	32,099,554	1.0%
OTHER SECURITIES		46,896,249	1.4%

TOTAL COMMERCIAL PAPER (Cost $1,105,072,052)		$1,105,072,052

CORPORATE INTEREST-BEARING
OBLIGATIONS - 18.5%
General Electric Capital Corp.
5.450%, 01/15/2013 *	35,000,000	35,932,906	1.1%
General Electric Capital Corp.
5.250%, 10/19/2012 *	32,367,000	32,804,388	1.0%
General Electric Capital Corp.
4.800%, 05/01/2013 *	20,000,000	20,692,209	0.6%
JPMorgan Chase & Company
5.375%, 10/01/2012 *	102,030,000	103,246,946	3.1%
JPMorgan Chase & Company
4.750%, 05/01/2013 *	57,795,000	59,743,702	1.8%
National Australia Bank, Ltd.
0.548%, 04/10/2013 (P)*	50,000,000	50,000,000	1.5%
Toyota Motor Credit Corp.
0.568%, 06/13/2013 (P)*	85,000,000	85,000,000	2.5%
Wachovia Corp.
5.500%, 05/01/2013 (P)*	75,000,000	77,934,261	2.3%
Wachovia Corp.
2.236%, 05/01/2013 *	30,000,000	30,438,989	0.9%
Wells Fargo & Company
4.375%, 01/31/2013 *	50,000,000	51,099,722	1.5%
Westpac Banking Corp.
1.019%, 04/08/2013 (P)*	18,470,000	18,533,807	0.6%
Westpac Banking Corp.
0.550%, 04/12/2013 *	50,000,000	50,000,000	1.5%
OTHER SECURITIES		13,013,960	0.3%

TOTAL CORPORATE INTEREST-BEARING
OBLIGATIONS (Cost $628,440,890)		$628,440,890

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 16.5%
FDIC Structured Sale Guaranteed Notes - 2.6%
JPMorgan Chase & Company
0.712%, 12/26/2012 (J)(P)*	86,796,000	87,026,667	2.6%
U.S. Government - 12.5%
U.S. Treasury Bill
0.145%, 12/20/2012 *	50,000,000	49,965,361	1.5%
U.S. Treasury Bill
0.135%, 12/13/2012 *	25,000,000	24,984,531	0.7%
U.S. Treasury Bill
0.040%, 07/19/2012 *	350,000,000	349,993,000	10.3%
U.S. Government Agency - 1.4%
Federal Home Loan Bank Discount
Notes
0.040%, 07/06/2012 *	25,000,000	24,999,861	0.7%
OTHER SECURITIES		21,800,259	0.7%

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $558,769,679)		$558,769,679

CERTIFICATE OF DEPOSIT - 32.6%
Australia & New Zealand Banking
Group, Ltd.
0.466%, 05/16/2013 *	80,000,000	80,007,065	2.4%
Bank of Montreal
0.140%, 07/02/2012*	100,000,000	100,000,000	3.0%
Bank of Montreal
0.120%, 07/05/2012 *	60,000,000	60,000,000	1.8%
Bank of Nova Scotia
0.550%, 10/12/2012 (P)*	90,000,000	90,000,000	2.7%
Bank of Nova Scotia
0.480%, 04/18/2013 (P)*	60,000,000	60,000,000	1.8%
Bank of Tokyo-Mitsubishi UFJ, Ltd.
0.717%, 05/14/2013 (P)*	80,000,000	80,007,017	2.4%
Bank of Tokyo-Mitsubishi UFJ, Ltd.
0.520%, 11/26/2012 *	25,000,000	25,000,000	0.7%
Bank of Tokyo-Mitsubishi UFJ, Ltd.
0.520%, 12/03/2012 *	40,000,000	40,000,859	1.2%
Canadian Imperial Bank of
Commerce
0.550%, 06/05/2013 (P)*	50,000,000	50,004,699	1.5%
Canadian Imperial Bank of
Commerce
0.476%, 10/17/2012 (P)*	53,000,000	53,000,000	1.6%
Credit Suisse New York
0.450%, 12/04/2012 *	50,000,000	49,992,210	1.5%
National Bank of Canada
0.620%, 10/12/2012 (P)*	90,000,000	90,000,000	2.7%
National Bank of Canada
0.518%, 06/18/2013 *	50,000,000	50,000,000	1.5%
Royal Bank of Canada
0.770%, 11/28/2012 *	75,000,000	75,000,000	2.2%
Royal Bank of Canada
0.590%, 10/05/2012 (P)*	100,000,000	100,000,000	3.0%
Westpac Banking Corp.
0.590%, 04/24/2013 *	100,000,000	100,000,000	3.0%

TOTAL CERTIFICATE OF
DEPOSIT (Cost $1,103,011,850)		$1,103,011,850

Total Investments (Money Market Trust)
(Cost $3,395,294,471) - 100.2%		$3,395,294,471	100.2%
Other Assets And Liabilities, Net - (0.2%)		(6,132,997)	(0.2%)

TOTAL NET ASSETS - 100.0%		$3,389,161,474	100.0%

Money Market Trust B

	Shares or Principal Amount	Value	% of Net Assets

COMMERCIAL PAPER - 36.5%
Barclays Bank PLC
0.140%, 07/05/2012 *	$25,000,000	$24,999,614	4.7%
Cafco LLC
0.420%, 07/05/2012 *	25,000,000	24,998,833	4.7%

The accompanying notes are an integral part of the financial statements.

22

John Hancock Variable Insurance Trust
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Money Market Trust B (continued)

	Shares or Principal Amount	Value	% of Net Assets

COMMERCIAL PAPER (continued)
Deutsche Bank Financial LLC
0.180%, 07/05/2012 *	$25,000,000	$24,999,500	4.7%
Govco LLC
0.420%, 07/06/2012 *	25,000,000	24,998,542	4.7%
National Australia Funding
0.070%, 07/02/2012*	10,443,000	10,442,980	2.0%
Nestle Cap Corp.
0.030%, 07/05/2012 *	25,000,000	24,999,917	4.7%
Sigma-Aldrich Corp.
0.130%, 07/05/2012 *	25,000,000	24,999,639	4.7%
The Toronto-Dominion Bank
0.120%, 07/11/2012 *	25,000,000	24,999,167	4.7%
Toyota Motor Credit Corp.
0.350%, 11/08/2012 *	9,615,000	9,602,848	1.8%

TOTAL COMMERCIAL PAPER (Cost $195,041,040)		$195,041,040

CORPORATE INTEREST-BEARING
OBLIGATIONS - 18.7%
American Honda Finance Corp.
0.616%, 05/02/2013 (S)*	2,000,000	2,002,148	0.4%
General Electric Capital Corp.
5.450%, 01/15/2013 *	5,000,000	5,133,272	1.0%
General Electric Capital Corp.
5.250%, 10/19/2012 *	4,735,000	4,798,986	0.9%
General Electric Capital Corp.
4.800%, 05/01/2013 *	5,000,000	5,173,052	1.0%
General Electric Company
5.000%, 02/01/2013 *	5,000,000	5,132,221	1.0%
JPMorgan Chase & Company
5.375%, 10/01/2012 *	16,052,000	16,243,632	3.0%
JPMorgan Chase & Company
4.750%, 05/01/2013 *	9,000,000	9,301,526	1.7%
National Australia Bank, Ltd.
0.548%, 04/10/2013 *	7,000,000	7,000,000	1.3%
Toyota Motor Credit Corp.
0.568%, 06/13/2013 *	15,000,000	15,000,000	2.8%
Wachovia Corp.
5.500%, 05/01/2013 *	15,000,000	15,586,852	2.9%
Wachovia Corp.
2.236%, 05/01/2013 *	4,553,000	4,619,624	0.9%
Wells Fargo & Company
4.375%, 01/31/2013 *	5,000,000	5,109,972	1.0%
Westpac Banking Corp.
0.550%, 04/12/2013 (S)*	5,000,000	5,000,000	0.9%

TOTAL CORPORATE INTEREST-BEARING
OBLIGATIONS (Cost $100,101,285)		$100,101,285

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 11.9%
U.S. Government - 10.3%
U.S. Treasury Bill
0.145%, 12/20/2012 *	5,000,000	4,996,536	0.9%
U.S. Treasury Bill
0.040%, 07/19/2012 *	50,000,000	49,999,000	9.4%
U.S. Government Agency - 1.6%
Federal Home Loan Mortgage Corp.
Discount Notes
0.290%, 10/12/2012 *	1,000,000	1,000,057	0.2%
Federal Home Loan Mortgage Corp.
Discount Notes
0.050%, 07/10/2012 *	7,750,000	7,749,903	1.4%

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $63,745,496)		$63,745,496

CERTIFICATE OF DEPOSIT - 33.3%
Australia & New Zealand Banking
Group, Ltd.
0.466%, 05/16/2013 *	$10,000,000	$10,000,883	1.9%
Bank of Montreal
0.080%, 07/05/2012 *	25,000,000	25,000,000	4.7%
Bank of Nova Scotia
0.550%, 10/12/2012 *	15,000,000	15,000,000	2.8%
Bank of Nova Scotia
0.480%, 04/18/2013 *	10,000,000	10,000,000	1.9%
Bank of Tokyo-Mitsubishi UFJ, Ltd.
0.717%, 05/14/2013 *	10,000,000	10,000,877	1.9%
Bank of Tokyo-Mitsubishi UFJ, Ltd.
0.520%, 11/26/2012 *	5,000,000	5,000,000	0.9%
Bank of Tokyo-Mitsubishi UFJ, Ltd.
0.520%, 12/03/2012 *	5,000,000	5,000,107	0.9%
Bank of Tokyo-Mitsubishi UFJ, Ltd.
0.160%, 07/05/2012 *	5,000,000	4,999,911	0.9%
Canadian Imperial Bank of
Commerce
0.550%, 06/05/2013 *	10,000,000	10,000,940	1.9%
Canadian Imperial Bank of
Commerce
0.488%, 04/04/2013 *	8,000,000	8,000,000	1.5%
Canadian Imperial Bank of
Commerce
0.476%, 10/17/2012 *	7,000,000	7,000,000	1.3%
Credit Suisse New York
0.450%, 12/04/2012 *	5,000,000	5,000,000	0.9%
National Bank of Canada
0.620%, 10/12/2012 *	15,000,000	15,000,000	2.8%
National Bank of Canada
0.518%, 06/18/2013 *	5,000,000	5,000,000	0.9%
Royal Bank of Canada
0.770%, 11/28/2012 *	10,000,000	10,000,000	1.9%
Royal Bank of Canada
0.590%, 10/05/2012 *	15,000,000	15,000,000	2.8%
Westpac Banking Corp.
0.650%, 02/12/2013 *	3,000,000	3,000,740	0.6%
Westpac Banking Corp.
0.590%, 04/24/2013 *	15,000,000	15,000,000	2.8%

TOTAL CERTIFICATE OF
DEPOSIT (Cost $178,003,458)		$178,003,458

Total Investments (Money Market Trust B)
(Cost $536,891,279) - 100.4%		$536,891,279	100.4%
Other Assets And Liabilities, Net - (0.4%)		(2,345,079)	(0.4%)

TOTAL NET ASSETS - 100.0%		$534,546,200	100.0%

New Income Trust

	Shares or Principal Amount	Value	% of Net Assets

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 50.2%
U.S. Treasury Notes - 9.5%
0.875%, 02/28/2017	$60,475,000	$61,023,024	2.2%
1.250%, 03/15/2014	45,335,000	46,052,200	1.6%
1.750%, 08/15/2012	103,295,000	103,500,764	3.7%
2.125%, 08/15/2021	22,875,000	24,063,425	0.9%
2.250%, 05/31/2014	25,575,000	26,508,078	0.9%
2.625%, 04/30/2016	6,640,000	7,161,346	0.3%

		268,308,837

The accompanying notes are an integral part of the financial statements.

23

John Hancock Variable Insurance Trust
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

New Income Trust (continued)

	Shares or Principal Amount		Value	% of Net Assets

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Treasury Bonds - 4.5%
4.625%, 02/15/2040		$58,845,000	$81,527,923	2.9%
5.375%, 02/15/2031		19,365,000	28,245,673	1.0%
6.750%, 08/15/2026		11,440,000	17,957,231	0.6%

			127,730,827
U.S. Treasury Strips - 0.0%			190,834	0.0%
Treasury Inflation Protected Securities - 1.0%
1.875%, 07/15/2013		27,720,230	28,393,749	1.0%
Federal Home Loan Bank - 0.1%			1,396,732	0.1%
Federal Home Loan Mortgage Corp. - 5.1%
3.500%, 02/01/2042		14,752,580	15,484,867	0.6%
4.000%, 06/01/2026
to 10/01/2041		30,530,146	32,393,037	1.2%
4.500%, 11/01/2018
to 12/01/2040		46,342,148	49,550,338	1.8%
5.000%, 10/01/2018
to 08/01/2040		33,146,316	35,741,712	1.3%
OTHER SECURITIES			8,812,564	0.4%

			141,982,518
Federal National Mortgage Association - 25.8%
3.000%, 06/01/2027		18,755,000	19,682,810	0.7%
3.500%, 12/01/2026
to 05/01/2042		59,341,093	62,501,839	2.2%
4.000%, 06/01/2025
to 02/01/2042		136,718,549	145,693,082	5.2%
4.500%, 05/01/2019
to 12/01/2041		151,705,338	162,709,837	5.8%
5.000%, 03/01/2018
to 07/01/2041		113,150,723	122,890,439	4.4%
5.500%, 07/01/2013
to 04/01/2040		97,854,503	106,956,899	3.8%
6.000%, 09/01/2017
to 04/01/2040		74,774,159	82,374,040	2.9%
6.500%, 06/01/2013
to 01/01/2039		13,261,406	14,906,634	0.5%
OTHER SECURITIES			6,779,450	0.3%

			724,495,030
Government National Mortgage Association - 4.2%
3.500%, 12/20/2041
to 03/20/2042		49,162,272	52,631,922	1.9%
4.500%, 01/15/2019
to 11/20/2040		16,696,955	18,393,550	0.7%
5.000%, 01/15/2019
to 05/20/2040		8,645,003	9,522,413	0.3%
5.500%, 02/15/2029
to 12/20/2039		16,425,081	18,250,406	0.7%
6.000%, 05/15/2013
to 07/20/2039		12,373,931	13,829,771	0.5%
OTHER SECURITIES			6,540,349	0.2%

			119,168,411

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $1,379,409,732)			$1,411,666,938

FOREIGN GOVERNMENT
OBLIGATIONS - 2.4%
Bermuda - 0.1%			2,505,360	0.1%
Brazil - 0.8%
Notas do Tesouro Nacional
6.000%, 05/15/2015
to 05/15/2017	BRL	8,316,000	9,679,066	0.3%
Notas do Tesouro Nacional
10.000%, 01/01/2017
to 01/01/2023		17,330,000	8,587,449	0.3%
OTHER SECURITIES			3,916,125	0.2%

			22,182,640
Chile - 0.1%			2,020,200	0.1%
Mexico - 0.6%			16,897,997	0.6%
Netherlands - 0.0%			376,263	0.0%
Poland - 0.1%			2,312,202	0.1%
South Africa - 0.6%
Republic of South Africa
8.000%, 12/21/2018	ZAR	54,620,000	7,066,902	0.3%
OTHER SECURITIES			11,485,182	0.4%

			18,552,084
Sweden - 0.1%			2,784,670	0.1%

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $64,522,137)			$67,631,416

CORPORATE BONDS - 29.5%
Consumer Discretionary - 3.4%
Ford Motor Credit
Company LLC
5.750%, 02/01/2021		$9,680,000	10,640,740	0.4%
NBCUniversal Media LLC
5.150%, 04/30/2020		7,735,000	8,886,138	0.3%
OTHER SECURITIES			74,847,990	2.7%

			94,374,868
Consumer Staples - 1.5%			41,965,084	1.5%
Energy - 5.2%			146,470,239	5.2%
Financials - 8.8%
Bank of America Corp.
5.650%, 05/01/2018		13,785,000	14,747,524	0.5%
Citigroup, Inc.
6.125%, 05/15/2018		8,220,000	9,182,800	0.3%
General Electric Capital Corp.
6.875%, 01/10/2039		6,270,000	8,099,172	0.3%
JPMorgan Chase & Company
4.500%, 01/24/2022		15,430,000	16,634,450	0.6%
OTHER SECURITIES			198,918,006	7.1%

			247,581,952
Health Care - 1.2%			33,874,401	1.2%
Industrials - 1.9%			53,961,402	1.9%
Information Technology - 0.9%			25,887,345	0.9%
Materials - 1.8%
International Paper Company
4.750%, 02/15/2022		6,135,000	6,701,684	0.2%
OTHER SECURITIES			43,578,565	1.6%

			50,280,249
Telecommunication Services - 2.1%
AT&T, Inc.
5.550%, 08/15/2041		5,895,000	7,036,461	0.3%
OTHER SECURITIES			51,433,472	1.9%

			58,469,933
Utilities - 2.7%			76,343,199	2.7%

TOTAL CORPORATE BONDS (Cost $780,868,634)			$829,208,672

The accompanying notes are an integral part of the financial statements.

24

John Hancock Variable Insurance Trust
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

New Income Trust (continued)

	Shares or Principal Amount	Value	% of Net Assets

MUNICIPAL BONDS - 3.8%
City of San Antonio (Texas)
5.000%, 02/01/2023	$5,335,000	$6,684,061	0.2%
OTHER SECURITIES		100,177,470	3.6%

TOTAL MUNICIPAL BONDS (Cost $98,199,772)		$106,861,531

TERM LOANS (M) - 2.0%
Consumer Discretionary - 0.8%		22,805,055	0.8%
Consumer Staples - 0.4%		11,674,018	0.4%
Financials - 0.0%		1,112,791	0.0%
Health Care - 0.4%		10,724,839	0.4%
Information Technology - 0.1%		2,804,470	0.1%
Materials - 0.1%		2,338,703	0.1%
Telecommunication Services - 0.2%		4,783,209	0.2%

TOTAL TERM LOANS (Cost $56,192,232)		$56,243,085

COLLATERALIZED MORTGAGE
OBLIGATIONS - 6.8%
Commercial Mortgage Pass
Through Certificates,
Series 2007-C9, Class A4
5.811% 12/10/2049 (P)	8,900,000	10,374,525	0.4%
JPMorgan Chase Commercial
Mortgage Securities Corp.,
Series 2006-CB16, Class A4
5.552% 05/12/2045	8,727,000	9,851,064	0.4%
JPMorgan Chase Commercial
Mortgage Securities Corp.,
Series 2007-C1, Class A4
5.716% 02/15/2051	9,565,000	10,829,043	0.4%
Merrill Lynch Mortgage Trust,
Series 2007-C1, Class A4
5.846% 06/12/2050 (P)	9,300,000	10,336,755	0.4%
Morgan Stanley Capital I,
Series 2007-IQ13, Class A4
5.364% 03/15/2044	10,875,000	12,158,250	0.4%
Morgan Stanley Capital I,
Series 2007-HQ11, Class A4
5.447% 02/12/2044 (P)	13,725,000	15,522,838	0.6%
Wachovia Bank Commercial
Mortgage Trust,
Series 2006-C28, Class A4
5.572% 10/15/2048	8,720,000	9,669,303	0.3%
OTHER SECURITIES		111,948,624	4.0%

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $173,966,127)		$190,690,402

ASSET BACKED SECURITIES - 3.7%
CNH Equipment Trust,
1.740%, 01/17/2017	6,650,000	6,736,992	0.2%
Dominos Pizza Master
Issuer LLC,
5.216%, 01/25/2042 (S)	12,507,919	13,049,594	0.5%
Nordstrom Private Label Credit
Card Master Note Trust,
2.280%, 11/15/2019 (S)	6,905,000	7,141,884	0.3%
OTHER SECURITIES		76,968,199	2.8%

TOTAL ASSET BACKED
SECURITIES (Cost $103,158,246)		$103,896,669

CAPITAL PREFERRED SECURITIES - 0.4%
Financials - 0.4%		$11,313,296	0.4%

TOTAL CAPITAL PREFERRED
SECURITIES (Cost $11,109,028)		$11,313,296

SHORT-TERM INVESTMENTS - 0.9%
Money Market Funds - 0.8%
T. Rowe Price Reserve
Investment Fund, 0.1573% (Y)	22,053,549	22,053,549	0.8%
Repurchase Agreement - 0.1%		$2,551,552	0.1%

TOTAL SHORT-TERM
INVESTMENTS (Cost $24,605,101)		$24,605,101

Total Investments (New Income Trust)
(Cost $2,692,031,009) - 99.7%		$2,802,117,110	99.7%
Other Assets And Liabilities, Net - 0.3%		9,799,270	0.3%

TOTAL NET ASSETS - 100.0%		$2,811,916,380	100.0%

Real Return Bond Trust

	Shares or Principal Amount	Value	% of Net Assets

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 91.6%
Treasury Inflation Protected Securities - 86.1%
0.125%, 04/15/2016 (D)	$5,211,400	$5,427,183	4.0%
0.125%, 04/15/2017	709,037	748,920	0.6%
0.125%, 01/15/2022 (C)	8,538,516	9,044,824	6.7%
0.500%, 04/15/2015	1,486,240	1,543,716	1.1%
0.625%, 07/15/2021 (C)	9,998,352	11,146,603	8.2%
1.125%, 01/15/2021	2,839,590	3,271,074	2.4%
1.250%, 04/15/2014
to 07/15/2020	4,900,872	5,484,390	4.0%
1.375%, 01/15/2020	531,945	619,051	0.5%
1.625%, 01/15/2015	1,927,776	2,049,166	1.5%
1.750%, 01/15/2028 (C)	4,392,280	5,507,849	4.1%
2.000%, 01/15/2014	2,708,093	2,812,186	2.1%
2.000%, 07/15/2014
to 01/15/2026 (C)	12,362,722	13,454,575	9.9%
2.000%, 01/15/2016 (C)(D)	5,563,966	6,159,048	4.5%
2.125%, 01/15/2019 (C)(F)	4,714,951	5,645,786	4.2%
2.375%, 01/15/2025 (C)	12,935,907	17,047,093	12.6%
2.375%, 01/15/2027	456,324	612,793	0.5%
2.500%, 07/15/2016
to 01/15/2029	3,596,991	4,746,213	3.5%
3.375%, 04/15/2032 (C)	9,845,572	15,879,834	11.7%
3.625%, 04/15/2028	568,968	878,256	0.7%
3.875%, 04/15/2029 (C)	2,938,614	4,752,291	3.5%
OTHER SECURITIES		128,692	0.1%

		116,959,543
Federal Home Loan Mortgage Corp. - 2.1%
0.204%, 03/21/2013 (P)	2,800,000	2,801,445	2.1%
Federal National Mortgage Association - 3.0%
2.700%, 03/28/2022	4,100,000	4,123,358	3.0%
Small Business Administration - 0.4%
5.902%, 02/10/2018	482,012	535,342	0.4%

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $124,045,625)		$124,419,688

The accompanying notes are an integral part of the financial statements.

25

John Hancock Variable Insurance Trust
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Real Return Bond Trust (continued)

	Shares or Principal Amount		Value	% of Net Assets

FOREIGN GOVERNMENT
OBLIGATIONS - 3.2%
Australia - 2.1%
Commonwealth of Australia
2.500%, 09/20/2030	AUD	1,200,000	$1,631,982	1.2%
New South Wales
Treasury Corp.
2.500%, 11/20/2035		500,000	599,213	0.4%
New South Wales
Treasury Corp.
2.750%, 11/20/2025		500,000	643,182	0.5%

			2,874,377
Canada - 1.0%
Government of Canada
1.500%, 12/01/2044	CAD	634,170	808,525	0.6%
OTHER SECURITIES			513,551	0.4%

			1,322,076
United Kingdom - 0.1%			182,293	0.1%

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $3,850,889)			$4,378,746

CORPORATE BONDS - 18.6%
Energy - 0.1%			113,000	0.1%
Financials - 17.4%
Ally Financial, Inc.
3.667%, 02/11/2014 (P)		$500,000	496,370	0.4%
Bank of Montreal
2.850%, 06/09/2015 (S)		1,000,000	1,058,390	0.8%
Citigroup, Inc.
2.467%, 08/13/2013 (P)		1,900,000	1,913,199	1.4%
Commonwealth Bank of
Australia
0.889%, 07/12/2013 (P)(S)		5,900,000	5,922,308	4.4%
Commonwealth Bank of
Australia
0.968%, 06/25/2014 (P)(S)		5,300,000	5,344,727	3.9%
Everest Reinsurance
Holdings, Inc.
5.400%, 10/15/2014		1,000,000	1,043,403	0.8%
ING Bank Australia, Ltd.
4.170%, 06/24/2014 (P)	AUD	600,000	618,592	0.5%
NIBC Bank NV
2.800%, 12/02/2014 (S)		$1,600,000	1,660,195	1.2%
Nordea Bank AB
1.367%, 01/14/2014 (P)(S)		1,200,000	1,200,128	0.9%
The Goldman Sachs Group, Inc.
0.918%, 03/22/2016 (P)		2,100,000	1,900,233	1.4%
OTHER SECURITIES			2,530,353	1.8%

			23,687,898
Materials - 0.7%
Rexam PLC
6.750%, 06/01/2013 (S)		1,000,000	1,032,464	0.7%
Telecommunication Services - 0.4%
Telefonica Emisiones SAU
0.796%, 02/04/2013 (P)		500,000	490,003	0.4%

TOTAL CORPORATE BONDS (Cost $21,914,094)			$25,323,365

Municipal Bonds 0.2%			234,606	0.2%

TOTAL MUNICIPAL BONDS (Cost $234,421)			$234,606

COLLATERALIZED MORTGAGE
OBLIGATIONS - 6.4%
Federal Home Loan
Mortgage Corp.,
1.315%, 10/25/2044 (P)		$661,671	$662,717	0.5%
GS Mortgage
Securities Corp. II,
4.592%, 08/10/2043 (S)		600,000	667,483	0.5%
Holmes Master Issuer PLC,
2.107%, 10/15/2054 (P)(S)	EUR	700,000	891,193	0.7%
Vornado DP LLC,
4.004%, 09/13/2028 (S)		$600,000	653,854	0.5%
OTHER SECURITIES			5,854,749	4.3%

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $9,119,521)			$8,729,996

ASSET BACKED SECURITIES - 3.1%
Magnolia Funding, Ltd.,
1.314%, 04/11/2021 (P)(S)	EUR	464,742	553,807	0.4%
Venture CDO, Ltd.,
0.696%, 01/20/2022 (P)(S)		$700,000	654,270	0.5%
OTHER SECURITIES			2,960,642	2.2%

TOTAL ASSET BACKED
SECURITIES (Cost $4,243,070)			$4,168,719

OPTIONS PURCHASED - 0.1%
Call Options - 0.1%			71,854	0.1%
Put Options - 0.0%			19,828	0.0%

TOTAL OPTIONS PURCHASED (Cost $113,585)			$91,682

SHORT-TERM INVESTMENTS - 42.5%
U.S. Government Agency - 13.7%
Federal Home Loan Bank
Discount Notes
0.167%, 12/21/2012 *		11,600,000	11,590,663	8.5%
Federal Home Loan
Mortgage Corp.
Discount Notes
0.160%, 12/17/2012 *		2,800,000	2,797,897	2.1%
0.160%, 01/03/2013 *		4,200,000	4,196,528	3.1%
OTHER SECURITIES			99,928	0.1%

			7,094,353

			18,685,016

The accompanying notes are an integral part of the financial statements.

26

John Hancock Variable Insurance Trust
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Real Return Bond Trust (continued)

	Shares or Principal Amount		Value	% of Net Assets

FOREIGN GOVERNMENT - 5.2%
Japan Treasury Discount Bill
0.099%, 08/06/2012 *	JPY	560,000,000	$7,005,069	5.2%

REPURCHASE AGREEMENT - 23.6%
Repurchase Agreement with State
Street Corp. dated 06/29/2012
at 0.010% - 0.200% to be
repurchased at $32,138,491 on
07/02/2012, collateralized by
$645,000 Federal Home Loan
Mortgage Corp., 1.000% due
07/30/2014 (valued at $655,798,
including interest),
collateralized by $7,109,000
Treasury Inflation Protected
Securities, 1.625% - 3.625%
due 01/15/2015 - 04/15/2028
(valued at $14,224,099,
including interest) and
collateralized by $17,258,400
U.S. Treasury Notes, 0.250% -
4.500% due 03/31/2014 -
08/15/2039 (valued at
$18,012,056, including interest)		$32,138,000	32,138,000	23.6%

TOTAL SHORT-TERM
INVESTMENTS (Cost $57,753,900)			$57,828,085

Total Investments (Real Return Bond Trust)
(Cost $221,275,105) - 165.7%			$225,174,887	165.7%
Other Assets And Liabilities, Net - (65.7%)			(89,290,302)	(65.7%)

TOTAL NET ASSETS - 100.0%			$135,884,585	100.0%

Short Term Government Income Trust

	Shares or Principal Amount		Value	% of Net Assets

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 90.7%
U.S. Treasury Notes - 14.2%
0.875%, 12/31/2016		$5,560,000	$5,612,125	1.0%
1.000%, 08/31/2016		5,840,000	5,934,444	1.0%
1.250%, 09/30/2015		8,010,000	8,209,625	1.4%
1.500%, 12/31/2013		16,285,000	16,575,068	2.9%
1.750%, 03/31/2014		3,225,000	3,304,870	0.6%
2.000%, 04/30/2016		5,275,000	5,565,125	1.0%
2.125%, 05/31/2015		22,370,000	23,469,284	4.1%
2.500%, 04/30/2015		11,425,000	12,095,328	2.1%

			80,765,869
Federal Agricultural Mortgage Corp. - 12.8%
2.000%, 07/27/2016		6,464,000	6,747,492	1.2%
2.125%, 09/15/2015		16,420,000	17,057,605	3.0%
2.375%, 07/22/2015		20,010,000	21,026,328	3.7%
3.250%, 08/11/2014		3,195,000	3,366,354	0.6%
5.125%, 04/19/2017 (S)		20,785,000	24,459,809	4.3%

			72,657,588
Federal Farm Credit Bank - 7.8%
1.100%, 06/20/2017		8,670,000	8,668,361	1.5%
1.370%, 10/11/2016		8,000,000	8,024,080	1.4%
1.900%, 12/21/2017		7,925,000	7,973,881	1.4%
2.180%, 11/09/2018		19,815,000	19,908,051	3.5%

			44,574,373

Federal Home Loan Bank - 11.8%
0.600%, 03/05/2015		7,000,000	7,003,374	1.2%
0.960%, 02/08/2016		11,390,000	11,390,456	2.0%
1.000%, 01/03/2017		15,725,000	15,708,599	2.8%
1.240%, 03/13/2017
to 03/14/2017		32,885,000	32,915,358	5.8%

			67,017,787
Federal Home Loan Mortgage Corp. - 8.4%
0.875%, 10/24/2014		6,000,000	6,007,266	1.1%
1.375%, 09/14/2017		7,865,000	7,897,317	1.4%
1.500%, 05/23/2017		11,870,000	11,907,616	2.1%
1.550%, 01/25/2018		15,790,000	15,849,197	2.8%
6.500%, 11/01/2037
to 09/01/2039		2,939,096	3,292,115	0.6%
OTHER SECURITIES			2,643,092	0.5%

			47,596,603
Federal National Mortgage Association - 19.1%
0.650%, 04/30/2015		17,015,000	17,024,562	3.0%
0.700%, 03/26/2015
to 06/26/2015		11,365,000	11,397,502	2.0%
2.321%, 09/01/2041 (P)		8,448,192	8,751,975	1.5%
2.429%, 04/01/2042 (P)		7,191,410	7,458,659	1.3%
2.496%, 02/01/2042 (P)		10,125,354	10,515,061	1.9%
2.605%, 02/01/2042 (P)		7,628,757	7,942,141	1.4%
5.000%, 04/01/2019
to 03/01/2025		2,140,962	2,304,056	0.4%
5.500%, 04/01/2018
to 08/01/2040		8,267,147	9,037,744	1.6%
6.000%, 10/01/2036
to 05/01/2037		7,453,508	8,225,489	1.5%
6.500%, 02/01/2026
to 01/01/2039		20,773,093	23,328,736	4.1%
OTHER SECURITIES			2,455,421	0.4%

			108,441,346
Government National Mortgage Association - 6.7%
3.000%, 07/20/2041 (P)		14,088,258	14,780,501	2.6%
3.500%, 07/20/2041 (P)		17,924,195	18,896,484	3.3%
3.750%, 10/20/2039 (P)		1,472,686	1,543,587	0.3%
OTHER SECURITIES			3,199,838	0.5%

			38,420,410
Tennessee Valley Authority - 9.9%
4.375%, 06/15/2015		20,195,000	22,417,278	4.0%
4.500%, 04/01/2018		10,349,000	12,211,510	2.2%
4.875%, 12/15/2016		8,501,000	9,973,569	1.8%
5.500%, 07/18/2017		9,413,000	11,451,592	2.0%

			56,053,949

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $505,977,414)			$515,527,925

COLLATERALIZED MORTGAGE
OBLIGATIONS - 7.9%
Federal Home Loan Mortgage Corp., IO
1.734%, 10/25/2018		15,736,699	1,316,674	0.2%
Federal Home Loan Mortgage Corp.,
3.250%, 10/15/2036		5,275,366	5,432,549	1.0%
Federal Home Loan Mortgage Corp.,
4.500%, 01/15/2041		1,302,436	1,425,006	0.3%

The accompanying notes are an integral part of the financial statements.

27

John Hancock Variable Insurance Trust
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Short Term Government Income Trust (continued)

	Shares or Principal Amount		Value	% of Net Assets

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Federal National Mortgage
Association,
3.500%, 08/25/2041		$7,543,615	$7,841,737	1.4%
Federal National Mortgage
Association,
4.500%, 08/25/2039		14,885,930	15,893,331	2.8%
Government National Mortgage
Association,
4.500%, 01/20/2036		7,364,813	7,777,215	1.4%
OTHER SECURITIES			5,420,474	0.9%

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $45,432,824)			$45,106,986

PREFERRED SECURITIES - 0.0%
Financials - 0.0%			132,835	0.0%

TOTAL PREFERRED SECURITIES (Cost $1,708,125)			$132,835

SHORT-TERM INVESTMENTS - 0.4%

REPURCHASE AGREEMENT - 0.4%
Repurchase Agreement with State
Street Corp. dated 06/29/2012 at
0.010% to be repurchased at
$2,000,002 on 07/02/2012,
collateralized by $2,040,000
U.S. Treasury Notes, 0.250% due
02/28/2014 (valued at $2,040,000)		$2,000,000	$2,000,000	0.4%

TOTAL SHORT-TERM
INVESTMENTS (Cost $2,000,000)			$2,000,000

Total Investments (Short Term Government Income
Trust) (Cost $555,118,363) - 99.0%			$562,767,746	99.0%
Other Assets And Liabilities, Net - 1.0%			5,648,006	1.0%

TOTAL NET ASSETS - 100.0%			$568,415,752	100.0%

Strategic Income Opportunities Trust

	Shares or Principal Amount		Value	% of Net Assets

FOREIGN GOVERNMENT
OBLIGATIONS - 25.5%
Argentina - 0.6%			$2,885,080	0.6%
Australia - 1.5%
New South Wales
Treasury Corp.
6.000%, 05/01/2020	AUD	3,000,000	$3,493,368	0.8%
Queensland Treasury Corp.
6.000%, 10/21/2015
to 04/21/2016		2,884,000	3,185,272	0.7%

			6,678,640
Brazil - 0.8%
Federative Republic of Brazil
8.500%, 01/05/2024	BRL	3,440,000	1,888,275	0.4%
OTHER SECURITIES			1,505,723	0.4%

			3,393,998
Canada - 1.4%
Province of Ontario
6.250%, 06/16/2015	NZD	5,777,000	4,955,589	1.1%
OTHER SECURITIES			1,055,435	0.3%

			6,011,024
Indonesia - 2.5%
Republic of Indonesia
8.250%, 07/15/2021	IDR	23,520,000,000	2,859,083	0.7%
Republic of Indonesia
9.500%, 06/15/2015
to 07/15/2031		47,820,000,000	5,803,195	1.3%
OTHER SECURITIES			2,612,950	0.5%

			11,275,228
Malaysia - 1.4%
Government of Malaysia
3.835%, 08/12/2015	MYR	12,850,000	4,137,660	1.0%
Government of Malaysia
4.262%, 09/15/2016		5,900,000	1,939,187	0.5%

			6,076,847
Mexico - 0.5%			2,103,033	0.5%
New Zealand - 2.9%
Dominion of New Zealand
6.000%, 12/15/2017
to 05/15/2021	NZD	11,760,000	10,958,291	2.5%
OTHER SECURITIES			1,776,631	0.4%

			12,734,922
Norway - 1.1%
Government of Norway
5.000%, 05/15/2015	NOK	18,498,000	3,421,507	0.8%
OTHER SECURITIES			1,376,815	0.3%

			4,798,322
Peru - 0.1%			393,400	0.1%
Philippines - 4.2%
Republic of Philippines
5.875%, 12/16/2020
to 03/01/2032	PHP	307,303,440	7,415,523	1.7%
Republic of Philippines
6.500%, 04/28/2021		91,000,000	2,353,260	0.5%
Republic of Philippines
8.125%, 12/16/2035		230,634,520	6,838,846	1.6%
OTHER SECURITIES			1,904,132	0.4%

			18,511,761
Singapore - 2.7%
Republic of Singapore
1.375%, 10/01/2014	SGD	6,500,000	5,269,415	1.2%
Republic of Singapore
2.375%, 04/01/2017		2,800,000	2,410,882	0.6%
Republic of Singapore
2.875%, 07/01/2015		2,850,000	2,426,699	0.6%
Republic of Singapore
3.250%, 09/01/2020		2,030,000	1,837,670	0.4%

			11,944,666
South Korea - 3.8%
Korea Treasury Bond Principal
Strips, PO
4.196%, 09/10/2018	KRW	2,888,000,000	2,030,191	0.5%
Republic of Korea
4.000%, 03/10/2016		2,100,000,000	1,870,475	0.4%
Republic of Korea
4.250%, 12/10/2012
to 06/10/2021		12,330,000,000	10,956,619	2.5%

The accompanying notes are an integral part of the financial statements.

28

John Hancock Variable Insurance Trust
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)

	Shares or Principal Amount		Value	% of Net Assets

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
South Korea (continued)
OTHER SECURITIES	KRW		1,812,547	0.4%

			16,669,832
Sweden - 1.9%
Kingdom of Sweden
3.750%, 08/12/2017	SEK	21,250,000	3,451,830	0.8%
Kingdom of Sweden
5.000%, 12/01/2020		17,300,000	3,189,110	0.7%
OTHER SECURITIES			1,698,495	0.4%

			8,339,435
Ukraine - 0.1%			346,560	0.1%

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $108,122,333)			$112,162,748

CORPORATE BONDS - 48.9%
Consumer Discretionary - 9.1%
Cablevision Systems Corp.
8.000%, 04/15/2020		$1,850,000	1,998,000	0.5%
CCO Holdings LLC
7.000%, 01/15/2019		1,905,000	2,057,400	0.5%
DISH DBS Corp.
7.875%, 09/01/2019		2,300,000	2,650,750	0.6%
MGM Resorts International
6.625%, 07/15/2015		2,155,000	2,219,650	0.5%
The Goodyear Tire & Rubber
Company
7.000%, 05/15/2022		2,060,000	2,057,425	0.5%
OTHER SECURITIES			29,159,932	6.6%

			40,143,157
Consumer Staples - 3.7%
Reynolds Group Issuer, Inc.
9.000%, 04/15/2019 (S)		3,555,000	3,546,113	0.8%
Viterra, Inc.
8.500%, 07/07/2014	CAD	5,210,000	5,245,310	1.2%
OTHER SECURITIES			7,489,840	1.7%

			16,281,263
Energy - 3.8%
Offshore Group
Investments, Ltd.
11.500%, 08/01/2015		$2,129,000	2,309,965	0.5%
OTHER SECURITIES			14,647,865	3.3%

			16,957,830
Financials - 16.1%
American International
Group, Inc. (8.175% to
05/15/2038, then 3 month
LIBOR + 4.195%)
05/15/2058		2,165,000	2,349,025	0.5%
CapitaMalls Asia Treasury, Ltd.
3.950%, 08/24/2017	SGD	3,250,000	2,608,354	0.6%
European Investment Bank
5.375%, 05/20/2014	AUD	3,030,000	3,183,993	0.7%
General Electric Capital
Australia Funding Pty, Ltd.
7.000%, 10/08/2015		2,800,000	3,072,899	0.7%
General Electric Capital Corp.,
Series A
7.625%, 12/10/2014	NZD	4,415,000	3,791,071	0.9%
Kreditanstalt fuer Wiederaufbau
5.750%, 05/13/2015	AUD	4,775,000	5,180,766	1.2%
M&I Marshall & Ilsley Bank
5.000%, 01/17/2017		2,269,000	2,446,908	0.6%
The Royal Bank of
Scotland PLC
2.178%, 03/31/2014 (P)	SGD	2,500,000	1,960,531	0.5%
OTHER SECURITIES			46,351,307	10.5%

			70,944,854
Health Care - 2.0%			8,904,202	2.0%
Industrials - 4.2%			18,369,361	4.2%
Information Technology - 1.1%			4,736,025	1.1%
Materials - 4.7%
American Pacific Corp.
9.000%, 02/01/2015		$2,605,000	2,578,950	0.6%
Ball Corp.
6.750%, 09/15/2020		1,960,000	2,156,000	0.5%
OTHER SECURITIES			15,846,263	3.6%

			20,581,213
Telecommunication Services - 3.5%			15,561,966	3.5%
Utilities - 0.7%			3,033,649	0.7%

TOTAL CORPORATE BONDS (Cost $210,844,835)			$215,513,520

CAPITAL PREFERRED SECURITIES - 3.3%
Financials - 3.3%
Fifth Third Capital Trust IV
(6.500% to 04/15/2017 then
3 month LIBOR + 1.368%)
04/15/2037		2,201,000	2,187,244	0.5%
Regions Financing Trust II
(6.625% to 05/15/2027, then
3 month LIBOR + 1.290%)
05/15/2047		1,895,000	1,800,250	0.4%
OTHER SECURITIES			10,370,738	2.4%

			14,358,232

TOTAL CAPITAL PREFERRED
SECURITIES (Cost $14,056,069)			$14,358,232

CONVERTIBLE BONDS - 1.6%
Consumer Discretionary - 0.7%
XM Satellite Radio, Inc.
7.000%, 12/01/2014 (S)		1,409,000	1,835,223	0.4%
OTHER SECURITIES			1,494,250	0.3%

			3,329,473
Energy - 0.2%			708,894	0.2%
Financials - 0.4%			1,654,633	0.4%
Health Care - 0.0%			110,794	0.0%
Industrials - 0.3%			1,162,871	0.3%
Information Technology - 0.0%			218,750	0.0%

TOTAL CONVERTIBLE BONDS (Cost $7,372,120)			$7,185,415

Municipal Bonds 0.0%			175,296	0.0%

TOTAL MUNICIPAL BONDS (Cost $171,700)			$175,296

TERM LOANS (M) - 5.5%
Consumer Discretionary - 2.0%			9,022,343	2.0%
Consumer Staples - 0.1%			402,928	0.1%

The accompanying notes are an integral part of the financial statements.

29

John Hancock Variable Insurance Trust
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)

	Shares or Principal Amount	Value	% of Net Assets

TERM LOANS (M) (continued)
Financials - 0.0%		$52,876	0.0%
Health Care - 1.4%		5,979,010	1.4%
Industrials - 0.6%
US Airways Group, Inc.
2.745%, 03/21/2014	$1,938,909	1,844,791	0.4%
OTHER SECURITIES		794,072	0.2%

		2,638,863
Information Technology - 0.3%		1,453,641	0.3%
Materials - 0.5%		2,076,577	0.5%
Telecommunication Services - 0.6%		2,624,744	0.6%

TOTAL TERM LOANS (Cost $24,264,856)		$24,250,982

COLLATERALIZED MORTGAGE
OBLIGATIONS - 4.4%
Morgan Stanley Mortgage
Loan Trust,
5.847%, 11/25/2034 (P)	2,155,498	2,107,416	0.5%
OTHER SECURITIES		17,224,751	3.9%

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $13,462,249)		$19,332,167

Asset Backed Securities 0.4%		1,761,773	0.4%

TOTAL ASSET BACKED
SECURITIES (Cost $1,688,644)		$1,761,773

COMMON STOCKS - 4.3%
Consumer Discretionary - 0.4%
Charter
Communications, Inc.,
Class A (I)	26,089	1,848,927	0.4%
OTHER SECURITIES		13,998	0.0%

		1,862,925
Financials - 0.8%		3,608,262	0.8%
Telecommunication Services - 0.6%		2,565,808	0.6%
Utilities - 2.5%		10,903,250	2.5%

TOTAL COMMON STOCKS (Cost $16,111,490)		$18,940,245

PREFERRED SECURITIES - 4.6%
Consumer Discretionary - 0.3%		1,214,691	0.3%
Financials - 3.7%
Citigroup, Inc., 7.500%	25,530	2,184,347	0.5%
MetLife, Inc., 5.000%	36,643	2,267,102	0.5%
Wells Fargo & Company,
Series L, 7.500%	2,205	2,480,625	0.6%
OTHER SECURITIES		9,468,345	2.1%

		16,400,419
Industrials - 0.1%		533,303	0.1%
Utilities - 0.5%
PPL Corp., 8.750%	42,715	2,283,971	0.5%

TOTAL PREFERRED
SECURITIES (Cost $21,401,771)		$20,432,384

ESCROW CERTIFICATES - 0.0%
United States - 0.0%		15,919	0.0%

TOTAL ESCROW CERTIFICATES (Cost $187)		$15,919

OPTIONS PURCHASED - 0.1%
Call Options - 0.1%		$190,219	0.1%

TOTAL OPTIONS PURCHASED (Cost $346,340)		$190,219

SHORT-TERM INVESTMENTS - 0.1%
Repurchase Agreement - 0.1%		372,738	0.1%

TOTAL SHORT-TERM
INVESTMENTS (Cost $372,738)		$372,738

Total Investments (Strategic Income Opportunities
Trust) (Cost $418,215,332) - 98.7%		$434,691,638	98.7%
Other Assets And Liabilities, Net - 1.3%		5,702,251	1.3%

TOTAL NET ASSETS - 100.0%		$440,393,889	100.0%

Total Return Trust

	Shares or Principal Amount	Value	% of Net Assets

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 83.0%
U.S. Treasury Notes - 27.6%
0.625%, 05/31/2017	$21,900,000	$21,809,312	0.6%
0.750%, 06/30/2017	136,800,000	136,992,375	4.0%
0.875%, 01/31/2017
to 04/30/2017	157,100,000	158,448,774	4.6%
1.000%, 03/31/2017
to 06/30/2019	135,500,000	137,407,267	4.0%
1.125%, 05/31/2019	103,600,000	103,826,677	3.0%
1.250%, 04/30/2019	22,817,000	23,082,613	0.7%
1.375%, 11/30/2018
to 02/28/2019	128,600,000	131,605,758	3.8%
1.500%, 08/31/2018	214,300,000	221,248,035	6.4%
OTHER SECURITIES		18,446,890	0.5%

		952,867,701
U.S. Treasury Bond - 0.1%		4,415,188	0.1%
Treasury Inflation Protected Securities - 5.2%
0.125%, 04/15/2016
to 01/15/2022	23,399,458	24,772,057	0.7%
0.750%, 02/15/2042	15,272,250	16,057,335	0.5%
2.125%, 02/15/2040	10,856,982	15,430,486	0.5%
2.375%, 01/15/2025
to 01/15/2027	16,850,074	22,465,584	0.7%
2.500%, 01/15/2029	20,037,985	27,830,878	0.8%
OTHER SECURITIES		71,864,244	2.1%

		178,420,584
Federal Home Loan Mortgage Corp. - 4.7%
1.000%, 03/08/2017
to 06/29/2017	36,300,000	36,477,669	1.1%
4.000%, TBA (C)	27,000,000	28,602,007	0.8%
4.000%, 09/01/2041	30,990,803	32,869,546	1.0%
4.500%, 10/01/2025
to 10/01/2041	32,303,297	34,476,594	1.0%
OTHER SECURITIES		31,246,899	0.9%

		163,672,715
Federal National Mortgage Association - 45.2%
1.250%, 01/30/2017	21,300,000	21,645,380	0.6%
3.000%, TBA (C)	37,000,000	38,766,994	1.1%
3.500%, TBA (C)	136,000,000	142,725,594	4.1%
4.000%, TBA (C)	261,000,000	277,771,625	8.1%

The accompanying notes are an integral part of the financial statements.

30

John Hancock Variable Insurance Trust
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Total Return Trust (continued)

	Shares or Principal Amount		Value	% of Net Assets

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
4.000%, 09/01/2013
to 01/01/2042		$83,733,256	$89,138,737	2.6%
4.500%, TBA (C)		258,000,000	276,633,972	8.0%
4.500%, 02/01/2018
to 01/01/2042		299,368,806	321,092,120	9.3%
5.000%, TBA (C)		22,500,000	24,353,354	0.7%
5.500%, TBA (C)		160,000,000	174,510,293	5.1%
5.500%, 01/01/2024
to 06/01/2040		52,393,076	57,482,785	1.7%
6.000%, 12/01/2016
to 01/01/2039		75,672,814	83,240,042	2.4%
OTHER SECURITIES			52,365,198	1.5%

			1,559,726,094
Government National Mortgage Association - 0.1%			1,451,673	0.1%
Small Business Administration - 0.1%			3,497,281	0.1%

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $2,821,605,575)			$2,864,051,236

FOREIGN GOVERNMENT
OBLIGATIONS - 5.3%
Brazil - 0.0%			1,608,414	0.0%
Canada - 3.6%
Province of Ontario
4.200%, 06/02/2020	CAD	29,300,000	32,293,602	0.9%
Province of Ontario
4.700%, 06/02/2037		36,400,000	42,990,327	1.3%
OTHER SECURITIES			48,727,084	1.4%

			124,011,013
France - 0.3%			8,753,387	0.3%
Italy - 0.1%			2,956,348	0.1%
Mexico - 0.3%			9,499,495	0.3%
Panama - 0.0%			799,750	0.0%
Russia - 0.4%
Government of Russia
7.500%, 03/31/2030		$12,719,000	15,270,304	0.4%
South Korea - 0.6%			19,638,094	0.6%
Turkey - 0.0%			1,543,125	0.0%

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $172,531,773)			$184,079,930

CORPORATE BONDS - 23.8%
Consumer Discretionary - 1.4%
President and Fellows of
Harvard College
6.500%, 01/15/2039 (S)		21,300,000	31,751,697	0.9%
OTHER SECURITIES			15,217,058	0.5%

			46,968,755
Energy - 1.5%			53,019,538	1.5%
Financials - 19.1%
American Express Company
7.000%, 03/19/2018		18,500,000	22,910,141	0.7%
Bank of America Corp.
6.500%, 08/01/2016		15,700,000	17,246,905	0.5%
Barclays Bank PLC
2.500%, 01/23/2013		17,600,000	17,728,779	0.5%
Citigroup, Inc.
5.500%, 08/27/2012
to 04/11/2013		14,700,000	15,031,965	0.4%
Dexia Credit Local
0.867%, 03/05/2013 (P)(S)		25,700,000	24,921,922	0.7%
FIH Erhvervsbank A/S
0.838%, 06/13/2013 (P)(S)		40,100,000	40,105,414	1.2%
General Electric Capital Corp.
6.875%, 01/10/2039		20,100,000	25,963,853	0.8%
Lloyds TSB Bank PLC
(12.000% to 12/16/2024, then
3 month LIBOR + 11.750%)
12/16/2024 (Q)(S)		14,700,000	15,376,788	0.5%
Morgan Stanley
1.177%, 01/16/2017 (P)	EUR	15,000,000	16,293,808	0.5%
The Bear Stearns
Companies LLC
7.250%, 02/01/2018		$43,600,000	52,149,480	1.5%
Wells Fargo & Company,
Series K (7.980% to
03/15/2018, then 3 month
LIBOR + 3.770%)
03/15/2018 (Q)		73,900,000	81,105,250	2.4%
OTHER SECURITIES			328,585,371	9.6%

			657,419,676
Health Care - 0.0%			1,549,092	0.0%
Industrials - 0.5%			17,313,889	0.5%
Information Technology - 0.4%			14,767,706	0.4%
Materials - 0.6%			19,952,238	0.6%
Telecommunication Services - 0.0%			526,800	0.0%
Utilities - 0.3%			10,122,901	0.3%

TOTAL CORPORATE BONDS (Cost $783,355,272)			$821,640,595

CAPITAL PREFERRED SECURITIES - 0.7%
Financials - 0.7%			22,674,956	0.7%

TOTAL CAPITAL PREFERRED
SECURITIES (Cost $21,929,232)			$22,674,956

MUNICIPAL BONDS - 4.0%
New Jersey State Turnpike
Authority 7.414%, 01/01/2040		12,000,000	17,560,560	0.5%
OTHER SECURITIES			119,701,344	3.5%

TOTAL MUNICIPAL BONDS (Cost $113,172,669)			$137,261,904

TERM LOANS (M) - 0.2%
Financials - 0.2%			6,672,729	0.2%

TOTAL TERM LOANS (Cost $7,069,479)			$6,672,729

Collateralized Mortgage
Obligations 5.6%			194,799,642	5.6%

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $198,029,260)			$194,799,642

ASSET BACKED SECURITIES - 2.6%
Duane Street CLO,
0.716%, 11/08/2017 (P)(S)		26,987,017	26,410,844	0.8%
FNCI
4.500%, 07/12/2042		15,000,000	16,087,500	0.5%
SLM Student Loan Trust,
1.966%, 04/25/2023 (P)		15,168,660	15,661,177	0.5%
OTHER SECURITIES			30,389,758	0.9%

TOTAL ASSET BACKED
SECURITIES (Cost $88,064,151)			$88,549,279

The accompanying notes are an integral part of the financial statements.

31

John Hancock Variable Insurance Trust
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Total Return Trust (continued)

	Shares or Principal Amount	Value	% of Net Assets

PREFERRED SECURITIES - 0.2%
Financials - 0.2%		$8,465,588	0.2%

TOTAL PREFERRED
SECURITIES (Cost $10,336,921)		$8,465,588

ESCROW SHARES - 0.1%
Financials - 0.1%		4,432,500	0.1%

TOTAL ESCROW SHARES (Cost $4,654,125)		$4,432,500

SHORT-TERM INVESTMENTS - 6.1%
Certificate of Deposit - 0.6%
Intesa Sanpaolo SpA
2.375%, 12/21/2012 *	$21,100,000	$20,576,868	0.6%
Commercial Paper - 1.0%
Itau Unibanco SA
1.600%, 11/05/2012 *	23,000,000	22,871,208	0.7%
OTHER SECURITIES		11,630,360	0.3%

		34,501,568
Foreign Government - 0.4%		13,635,098	0.4%
Repurchase Agreement - 4.1%
Repurchase Agreement with
State Street Corp. dated
06/29/2012 at 0.180% -
0.200% to be repurchased at
$141,902,248 on 07/02/2012,
collateralized by $14,603,964
Federal Home Loan Bank,
4.000% due 11/01/2031
(valued at $15,734,041,
including interest), $6,057,000
Federal Home Loan
Mortgage Corp., 4.500% due
07/15/2013 (valued at
$6,324,162, including
interest), $14,603,964 Federal
National Mortgage
Association, 4.000% - 5.500%
due 11/01/2033 - 08/01/2039
(valued at $14,914,085,
including interest),
$56,072,000 U.S. Treasury
Notes, 1.000% - 1.500% due
07/31/2016 - 09/30/2016
(valued at $57,696,013,
including interest), and
$56,072,000 U.S. Treasury
Bonds, 4.500% due
05/15/2038 (valued at
$51,736,340,
including interest)	$141,900,000	141,900,000	4.1%
U.S. Government - 0.0%		879,370	0.0%

TOTAL SHORT-TERM
INVESTMENTS (Cost $211,809,773)		$211,492,904

Total Investments (Total Return Trust)
(Cost $4,432,558,230) - 131.6%		$4,544,121,263	131.6%
Other Assets And Liabilities, Net - (31.6%)		(1,092,274,323)	(31.6%)

TOTAL NET ASSETS - 100.0%		$3,451,846,940	100.0%

SALE COMMITMENTS OUTSTANDING - (0.3)%
U.S. Treasury Notes - 0.0%		$(919,617)	0.0%

		(919,617)
Federal National Mortgage Association - (0.3)%		(9,679,868)	(0.3%)

		(9,679,868)

TOTAL SALE COMMITMENTS
OUTSTANDING (Cost $(10,580,156))		$(10,599,485)

Ultra Short Term Bond Trust

	Shares or Principal Amount	Value	% of Net Assets

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 42.4%
Federal Home Loan Bank - 0.8%		$1,001,463	0.8%
Federal Home Loan Mortgage Corp. - 11.4%
1.050%, 08/15/2014	$2,000,000	2,001,726	1.6%
1.100%, 08/08/2014	2,000,000	2,001,306	1.6%
1.125%, 07/11/2014	3,000,000	3,000,558	2.4%
OTHER SECURITIES		7,018,425	5.7%

		14,022,015
Federal National Mortgage Association - 28.9%
0.375%, 01/26/2015	4,000,000	4,000,156	3.2%
0.550%, 08/23/2013	3,200,000	3,201,091	2.6%
0.650%, 08/28/2014	3,910,000	3,912,319	3.2%
0.700%, 10/17/2014	4,000,000	4,000,520	3.2%
0.850%, 03/19/2015	3,000,000	3,003,030	2.4%
1.600%, 07/13/2015	2,900,000	2,901,050	2.4%
2.233%, 10/01/2035 (P)	1,108,087	1,164,296	0.9%
2.240%, 07/06/2015	4,000,000	4,000,200	3.2%
2.294%, 01/01/2036 (P)	1,308,084	1,375,909	1.1%
2.322%, 05/01/2036 (P)	2,809,035	2,937,961	2.4%
2.508%, 10/01/2038 (P)	993,060	1,044,609	0.9%
2.563%, 07/01/2035 (P)	1,366,395	1,450,825	1.2%
OTHER SECURITIES		2,674,477	2.2%

		35,666,443
Government National Mortgage Association - 1.3%
1.625%, 08/20/2032
to 08/20/2035 (P)	1,507,943	1,562,702	1.3%

		1,562,702

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $52,255,361)		$52,252,623

CORPORATE BONDS - 34.0%
Consumer Discretionary - 7.5%
American Honda Finance Corp.
4.625%, 04/02/2013 (S)	1,000,000	1,030,372	0.8%
Best Buy Company, Inc.
6.750%, 07/15/2013	1,000,000	1,042,301	0.8%
Comcast Cable Communications
Holdings, Inc.
8.375%, 03/15/2013	1,000,000	1,054,069	0.9%
Daimler Finance North
America LLC
6.500%, 11/15/2013	1,000,000	1,072,014	0.9%
Whirlpool Corp.
5.500%, 03/01/2013	1,000,000	1,026,435	0.8%
Xerox Corp.
1.868%, 09/13/2013 (P)	1,000,000	1,006,993	0.8%
OTHER SECURITIES		3,056,849	2.5%

		9,289,033

The accompanying notes are an integral part of the financial statements.

32

John Hancock Variable Insurance Trust
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Ultra Short Term Bond Trust (continued)

	Shares or Principal Amount	Value	% of Net Assets

CORPORATE BONDS (continued)
Consumer Staples - 3.7%
Altria Group, Inc.
8.500%, 11/10/2013	$1,000,000	$1,098,651	0.9%
Philip Morris International, Inc.
4.875%, 05/16/2013	1,000,000	1,037,119	0.8%
OTHER SECURITIES		2,459,770	2.0%

		4,595,540
Energy - 0.3%		400,455	0.3%
Financials - 13.1%
American International Group, Inc.
4.250%, 05/15/2013	1,000,000	1,020,007	0.8%
Aon Corp.
7.375%, 12/14/2012	1,000,000	1,027,183	0.8%
Barclays Bank PLC
2.500%, 01/23/2013	1,000,000	1,007,317	0.8%
BB&T Corp.
4.750%, 10/01/2012	1,000,000	1,009,613	0.8%
General Electric Capital Corp.
1.875%, 09/16/2013	1,000,000	1,010,490	0.8%
North Fork Bancorporation Inc.
5.875%, 08/15/2012	1,010,000	1,014,737	0.8%
Wachovia Corp.
5.500%, 05/01/2013	1,500,000	1,558,619	1.3%
OTHER SECURITIES		8,469,601	6.9%

		16,117,567
Health Care - 0.9%
WellPoint, Inc.
6.000%, 02/15/2014	1,000,000	1,075,830	0.9%
Industrials - 1.4%
John Deere Capital Corp.
5.250%, 10/01/2012	1,000,000	1,012,074	0.8%
OTHER SECURITIES		709,324	0.6%

		1,721,398
Information Technology - 0.8%
International Business
Machines Corp.
4.750%, 11/29/2012	1,000,000	1,018,505	0.8%
Materials - 2.5%
Alcoa, Inc.
6.000%, 07/15/2013	1,000,000	1,048,868	0.8%
ArcelorMittal
5.375%, 06/01/2013	1,000,000	1,028,464	0.8%
Rio Tinto Finance USA, Ltd.
5.875%, 07/15/2013	1,000,000	1,050,758	0.8%

		3,128,090
Telecommunication Services - 2.5%
Deutsche Telekom International
Finance BV
5.250%, 07/22/2013	1,000,000	1,043,741	0.9%
Verizon Communications, Inc.
5.250%, 04/15/2013	1,000,000	1,036,107	0.8%
OTHER SECURITIES		1,002,500	0.8%

		3,082,348
Utilities - 1.3%
Dominion Resources, Inc.
5.700%, 09/17/2012	1,000,000	1,010,229	0.8%
OTHER SECURITIES		517,035	0.5%

		1,527,264

TOTAL CORPORATE BONDS (Cost $41,789,859)		$41,956,030

ASSET BACKED SECURITIES - 19.3%
American Express Issuance Trust,
0.492%, 07/15/2013 (P)	$1,500,000	$1,500,329	1.2%
AmeriCredit Automobile
Receivables Trust,
0.920%, 03/09/2015	1,322,949	1,325,293	1.1%
BA Credit Card Trust,
0.942%, 12/15/2014 (P)	3,000,000	3,000,929	2.4%
BMW Vehicle Lease Trust,
1.060%, 02/20/2014	1,500,000	1,504,654	1.2%
Chase Issuance Trust,
1.442%, 05/15/2015 (P)	2,675,000	2,703,483	2.2%
Discover Card Master Trust,
0.892%, 09/15/2015 (P)	1,500,000	1,505,703	1.2%
Discover Card Master Trust I,
0.332%, 06/16/2015 (P)	1,330,000	1,330,184	1.1%
GE Capital Credit Card Master
Note Trust,
2.210%, 06/15/2016	1,500,000	1,523,199	1.2%
Honda Auto Receivables
Owner Trust,
1.980%, 05/23/2016	1,000,000	1,010,209	0.8%
Volkswagen Auto Lease Trust,
0.990%, 11/20/2013	1,089,864	1,091,437	0.9%
OTHER SECURITIES		7,318,257	5.9%

TOTAL ASSET BACKED
SECURITIES (Cost $23,881,711)		$23,813,677

Total Investments (Ultra Short Term Bond Trust)
(Cost $117,926,931) - 95.7%		$118,022,330	95.7%
Other Assets And Liabilities, Net - 4.3%		5,354,828	4.3%

TOTAL NET ASSETS - 100.0%		$123,377,158	100.0%

Footnotes

Percentages are based upon net assets.

Key to Currency Abbreviations

AUD	- Australian Dollar
BRL	- Brazilian Real
CAD	- Canadian Dollar
EUR	- Euro
GBP	- British Pound
IDR	- Indonesian Rupiah
JPY	- Japanese Yen
KRW	- Korean Won
MXN	- Mexican Peso
MYR	- Malaysian Ringgit
NZD	- New Zealand Dollar
NOK	- Norwegian Krone
PHP	- Philippine Peso
SGD	- Singapore Dollar
SEK	- Swedish Krona
ZAR	- South African Rand

Key to Security Abbreviations and Legend

ADR	- American Depositary Receipts
EURIBOR	- Euro Interbank Offered Rate
LIBOR	- London Interbank Offered Rate
PIK	- Paid In Kind
PO	- Principal-Only Security (Principal Tranche of Stripped Security).
Rate shown is the annualized yield on date of purchase.
TBA	- To Be Announced

The accompanying notes are an integral part of the financial statements.

33

John Hancock Variable Insurance Trust
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

(C)	Security purchased on a when-issued or delayed delivery basis.
(D)	All or a portion of this security is segregated at the custodian as collateral pursuant to certain derivative instrument contracts.
(F)	All or portion of this security is held at a broker to meet the margin requirements for futures contracts.
(I)	Non-income producing security.
(J)	These securities are issued under the Temporary Liquidity Guarantee Program and are insured by the Federal Deposit Insurance Corporation until the earlier of the maturity date or June 30, 2012.
(L)	All or a portion of the security is on loan as of June 30, 2012.
(M)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(P)	Variable rate obligation. Securities reset coupon rates periodically. The coupon rate shown represents the rate at period end.
(Q)	Perpetual bonds have no stated maturity date. Date shown is next call date.
(S)	The securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold to qualified institutional buyers, in transactions exempt from registration.
(W)	Investment is an affiliate of the Portfolio, the adviser and/or subadviser. Also, it represents the investment of securities lending collateral received.
(Y)	The rate shown is the annualized seven-day yield as of June 30, 2012.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

The accompanying notes are an integral part of the financial statements.

34

John Hancock Variable Insurance Trust

Summary Portfolio of Investments — June 30, 2012 (Unaudited)

Certain Portfolios had the following country concentration as a percentage of total net assets on 6-30-12:

High Yield Trust
United States	71.7%
Luxembourg	4.0%
Netherlands	2.8%
Germany	2.6%
Canada	1.9%
United Kingdom	1.8%
Ireland	1.6%
Australia	1.4%
Argentina	1.4%
Cayman Islands	1.3%
Other Countries	9.5%

Income Trust
United States	83.7%
United Kingdom	6.1%
Switzerland	2.2%
Canada	1.8%
Australia	1.4%
Netherlands	1.2%
Mexico	1.1%
France	1.1%
Other Countries	1.4%

Real Return Bond Trust
United States	74.5%
Australia	11.2%
Japan	5.1%
United Kingdom	1.9%
Canada	1.8%
Netherlands	1.6%
Cayman Islands	1.3%
Other Countries	2.6%
Strategic Income Opportunities Trust
United States	56.5%
Philippines	4.2%
Canada	4.0%
Singapore	3.9%
South Korea	3.8%
Australia	2.9%
New Zealand	2.9%
Indonesia	2.8%
Germany	2.0%
Sweden	1.9%
Luxembourg	1.9%
Other Countries	13.2%

Total Return Trust
United States	84.5%
Canada	3.8%
United Kingdom	2.4%
Cayman Islands	2.0%
France	1.8%
Denmark	1.2%
Other Countries	4.3%

The Portfolio had the following sector distribution as a percentage of total investments on 6-30-12:

Global Bond Trust
Financials	26.1%
Foreign Government Obligations	25.2%
U.S. Government Agency	14.9%
Collateralized Mortgage Obligations	11.3%
U.S. Government	3.9%
Municipal Bonds	2.7%
Asset Backed Securities	2.0%
Consumer Discretionary	1.2%
Energy	1.0%
Materials	0.5%
Utilities	0.3%
Consumer Staples	0.3%
Information Technology	0.2%
Health Care	0.2%
Telecommunication Services	0.1%
Short-Term Investments	10.1%

35

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of Assets and Liabilities — June 30, 2012 (Unaudited)

Assets	Active Bond Trust	Bond Trust	Bond PS Series	Core Bond Trust
Investments in unaffiliated issuers, at value	$1,297,232,212	$7,478,077,367	$169,258,142	$1,871,968,334
Repurchase agreements, at value	1,000,000	10,000,000	—	—
Total investments, at value	1,298,232,212	7,488,077,367	169,258,142	1,871,968,334
Cash	2,263,371	125,016,174	10,389,482	—
Foreign currency, at value	795,346	—	—	—
Receivable for investments sold	13,840,156	23,050,471	520,483	20,325,313
Receivable for delayed delivery securities sold	5,861,557	21,940,839	5,607,075	224,148,688
Receivable for fund shares sold	160,797	515,647	154,680	416,335
Dividends and interest receivable	12,291,292	56,999,882	1,225,998	9,397,296
Receivable for securities lending income	5,174	4,300	—	—
Other assets	3,876	7,180	164	2,010
Total assets	1,333,453,781	7,715,611,860	187,156,024	2,126,257,976

Liabilities
Payable for investments purchased	5,097,697	66,771,272	1,636,409	67,533,633
Payable for delayed delivery securities purchased	69,423,731	76,664,489	10,610,942	313,240,074
Payable for fund shares repurchased	9,702,925	30,177,580	731	—
Payable for sale commitments outstanding, at value	—	—	—	21,810,819
Payable to affiliates
Accounting and legal services fees	13,659	81,541	1,823	18,696
Trustees’ fees	840	7,365	221	1,188
Other liabilities and accrued expenses	95,550	389,414	40,887	130,950
Total liabilities	84,334,402	174,091,661	12,291,013	402,735,360

Net assets
Paid-in capital	$1,187,383,991	$7,218,066,437	$170,912,571	$1,577,158,125
Undistributed net investment income (loss)	35,124,574	141,033,320	1,511,717	33,617,352
Accumulated undistributed net realized gain (loss) on investments	2,195,033	71,929,481	540,945	78,404,090
Net unrealized appreciation (depreciation) on investments	24,415,781	110,490,961	1,899,778	34,343,049
Net assets	$1,249,119,379	$7,541,520,199	$174,865,011	$1,723,522,616
Investments in unaffiliated issuers, including repurchase agreements, at cost	$1,273,703,476	$7,377,586,406	$167,358,364	$1,837,514,303
Foreign currency, at cost	$897,971	—	—	—
Proceeds received on sale commitments outstanding	—	—	—	$21,699,828

Net asset value per share

The Portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Series I
Net assets	$63,676,748	$240,207,300	—	$1,865,845
Shares outstanding	6,262,029	17,059,089	—	130,595
Net asset value, offering price and redemption price per share	$10.17	$14.08	—	$14.29

Series II
Net assets	$286,408,574	$635,963,669	$1,805,303	$11,413,767
Shares outstanding	28,145,879	45,149,970	138,568	800,171
Net asset value, offering price and redemption price per share	$10.18	$14.09	$13.03	$14.26

Series NAV
Net assets	$899,034,057	$6,665,349,230	$173,059,708	$1,710,243,004
Shares outstanding	88,352,598	473,388,718	13,264,574	120,083,042
Net asset value, offering price and redemption price per share	$10.18	$14.08	$13.05	$14.24

36

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of Assets and Liabilities — June 30, 2012 (Unaudited)

Assets	Global Bond Trust	High Yield Trust	Income Trust	Investment Quality Bond Trust
Investments in unaffiliated issuers, at value	$1,212,691,727	$231,327,486	$396,228,111	$384,477,266
Investments in affiliated issuers, at value	—	10,017	5,550,602	—
Repurchase agreements, at value	17,900,000	4,200,000	176,000	54,300,000
Total investments, at value	1,230,591,727	235,537,503	401,954,713	438,777,266
Cash	99,952	2,086,681	21,584	96,805
Foreign currency, at value	2,150,954	79,779	216,408	—
Cash collateral for swap contracts	11,000	—	—	—
Foreign currency collateral for swap contracts	1,103,994	—	—	—
Receivable for investments sold	5,934,691	1,203,783	—	1,161,329
Receivable for delayed delivery securities sold	419,795,177	—	—	4,476,355
Receivable for forward foreign currency exchange contracts	6,974,457	102,146	—	155,286
Receivable for fund shares sold	1,371,657	513,423	—	—
Dividends and interest receivable	8,212,338	4,921,079	4,470,969	3,499,752
Receivable for securities lending income	—	47	6,706	—
Swap contracts, at value	9,308,884	231,331	—	1,491,935
Other assets	241,699	194	487	475
Total assets	1,685,796,530	244,675,966	406,670,867	449,659,203

Liabilities
Payable for collateral held by Portfolio	18,660,678	—	—	400,000
Payable for investments purchased	3,991,387	5,808,229	—	2,431,393
Payable for delayed delivery securities purchased	577,023,000	—	—	46,251,301
Payable for sale-buybacks	108,146,848	—	—	—
Payable for forward foreign currency exchange contracts	7,688,943	52,792	—	129,695
Payable for fund shares repurchased	3,202,981	46,357	—	6,457,317
Payable upon return of securities loaned	—	10,000	5,551,425	—
Written options, at value	2,854,175	46,826	—	—
Swap contracts, at value	5,508,459	—	—	4,536,060
Payable for futures variation margin	197,023	—	—	146,316
Payable to affiliates
Accounting and legal services fees	10,383	2,527	4,254	4,300
Trustees’ fees	652	1,090	314	260
Other liabilities and accrued expenses	199,605	58,863	64,754	62,694
Total liabilities	727,484,134	6,026,684	5,620,747	60,419,336

Net assets
Paid-in capital	$922,584,424	$636,129,519	$457,914,900	$359,456,827
Undistributed net investment income (loss)	76,866,253	13,448,459	16,612,240	7,024,896
Accumulated undistributed net realized gain (loss) on investments	(31,522,894)	(397,891,889)	(58,210,251)	(956,135)
Net unrealized appreciation (depreciation) on investments	(9,615,387)	(13,036,807)	(15,266,769)	23,714,279
Net assets	$958,312,396	$238,649,282	$401,050,120	$389,239,867
Investments in unaffiliated issuers, including repurchase agreements, at cost	$1,243,580,087	$248,687,596	$411,671,430	$412,972,680
Investments in affiliated issuers, at cost	—	$10,017	$5,550,516	—
Foreign currency, at cost	$2,169,921	$80,164	$213,551	—
Foreign currency collateral for swap contracts, at cost	$1,077,352	—	—	—
Premiums received on written options	$3,119,259	$187,893	—	—
Net unamortized upfront payment on swaps	($1,189,523)	$297,662	—	($897,917)
Securities loaned, unaffiliated issuers, at value	—	$9,200	$5,360,698	—

Net asset value per share

The Portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Series I
Net assets	$77,737,990	$69,534,302	—	$225,960,731
Shares outstanding	5,743,942	11,770,128	—	18,566,844
Net asset value, offering price and redemption price per share	$13.53	$5.91	—	$12.17

Series II
Net assets	$166,431,713	$73,024,145	—	$137,704,046
Shares outstanding	12,395,165	12,191,569	—	11,317,903
Net asset value, offering price and redemption price per share	$13.43	$5.99	—	$12.17

Series NAV
Net assets	$714,142,693	$96,090,835	$401,050,120	$25,575,090
Shares outstanding	52,944,300	16,422,704	36,975,685	2,107,104
Net asset value, offering price and redemption price per share	$13.49	$5.85	$10.85	$12.14

37

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of Assets and Liabilities — June 30, 2012 (Unaudited)

Assets	Money Market Trust	Money Market Trust B	New Income Trust	Real Return Bond Trust
Investments in unaffiliated issuers, at value	$3,395,294,471	$536,891,279	$2,799,565,558	$193,036,887
Repurchase agreements, at value	—	—	2,551,552	32,138,000
Total investments, at value	3,395,294,471	536,891,279	2,802,117,110	225,174,887
Cash	88,601	2,354	54	475
Foreign currency, at value	—	—	9,176	50,973
Cash held at broker for futures contracts	—	—	—	35,000
Receivable for investments sold	—	—	23,024,511	398,023
Receivable for delayed delivery securities sold	—	—	37,169	—
Receivable for forward foreign currency exchange contracts	—	—	1,800,693	261,870
Receivable for fund shares sold	—	—	564,887	137,961
Dividends and interest receivable	6,267,696	1,055,252	20,631,257	770,965
Swap contracts, at value	—	—	—	427,233
Receivable for futures variation margin	—	—	328,752	4,454
Receivable due from adviser	43,171	31,468	—	—
Other assets	4,722	779	3,248	316,664
Total assets	3,401,698,661	537,981,132	2,848,516,857	227,578,505

Liabilities
Payable for collateral held by Portfolio	—	—	—	580,000
Payable for investments purchased	—	—	31,466,828	73,463
Payable for delayed delivery securities purchased	—	—	2,199,495	—
Payable for sale-buybacks	—	—	—	89,889,192
Payable for forward foreign currency exchange contracts	—	—	2,672,812	557,493
Payable for fund shares repurchased	12,353,739	3,395,854	—	266,228
Written options, at value	—	—	—	235,561
Swap contracts, at value	—	—	—	47,019
Payable to affiliates
Accounting and legal services fees	36,992	6,334	30,508	1,477
Trustees’ fees	2,559	381	1,939	434
Other liabilities and accrued expenses	143,897	32,363	228,895	43,053
Total liabilities	12,537,187	3,434,932	36,600,477	91,693,920

Net assets
Paid-in capital	$3,388,860,063	$534,485,237	$2,599,814,537	$167,661,259
Undistributed net investment income (loss)	—	11,220	67,996,412	3,521,949
Accumulated undistributed net realized gain (loss) on investments	301,411	49,743	35,233,574	(38,349,064)
Net unrealized appreciation (depreciation) on investments	—	—	108,871,857	3,050,441
Net assets	$3,389,161,474	$534,546,200	$2,811,916,380	$135,884,585
Investments in unaffiliated issuers, including repurchase agreements, at cost	$3,395,294,471	$536,891,279	$2,692,031,009	$221,275,105
Foreign currency, at cost	—	—	$10,569	$50,592
Premiums received on written options	—	—	—	$256,605
Net unamortized upfront payment on swaps	—	—	—	$132,201

Net asset value per share

The Portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Series I
Net assets	$2,618,367,717	—	—	$10,270,086
Shares outstanding	2,618,136,226	—	—	781,305
Net asset value, offering price and redemption price per share	$1.00	—	—	$13.14

Series II
Net assets	$770,793,757	—	—	$77,941,353
Shares outstanding	770,723,855	—	—	6,004,365
Net asset value, offering price and redemption price per share	$1.00	—	—	$12.98

Series NAV
Net assets	—	$534,546,200	$2,811,916,380	$47,673,146
Shares outstanding	—	534,485,231	201,671,200	3,674,150
Net asset value, offering price and redemption price per share	—	$1.00	$13.94	$12.98

38

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of Assets and Liabilities — June 30, 2012 (Unaudited)

Assets	Short Term Government Income Trust	Strategic Income Opportunities Trust	Total Return Trust	Ultra Short Term Bond Trust
Investments in unaffiliated issuers, at value	$560,767,746	$434,318,900	$4,402,221,263	$118,022,330
Repurchase agreements, at value	2,000,000	372,738	141,900,000	—
Total investments, at value	562,767,746	434,691,638	4,544,121,263	118,022,330
Cash	18,551,049	500,610	1,833,942	8,417,783
Foreign currency, at value	—	4,543,812	253,590	—
Cash held at broker for futures contracts	390,000	422,400	—	—
Cash collateral for swap contracts	—	—	35,795,397	—
Foreign currency collateral for swap contracts	—	—	2,535	—
Receivable for investments sold	—	763,990	65,974,262	—
Receivable for delayed delivery securities sold	—	—	575,127,659	—
Receivable for forward foreign currency exchange contracts	—	1,288,028	1,345,286	—
Receivable for fund shares sold	65,103	165,010	1,218,971	563,876
Dividends and interest receivable	2,424,402	5,974,960	21,566,570	749,322
Swap contracts, at value	—	—	10,005,316	—
Receivable for futures variation margin	89,013	127,451	—	—
Other assets	665	553	4,062	178
Total assets	584,287,978	448,478,452	5,257,248,853	127,753,489

Liabilities
Payable for collateral held by Portfolio	—	—	12,607,000	—
Payable for investments purchased	—	4,151,059	149,650,723	4,337,874
Payable for delayed delivery securities purchased	15,725,000	—	1,547,759,551	—
Payable for sale-buybacks	—	—	34,010,386	—
Payable for forward foreign currency exchange contracts	—	2,369,763	5,280,560	—
Payable for fund shares repurchased	75,968	1,285,054	12,081	6,360
Written options, at value	—	169,994	1,065,905	—
Payable for sale commitments outstanding, at value	—	—	10,599,485	—
Swap contracts, at value	—	—	42,382,341	—
Payable for futures variation margin	—	—	1,550,928	—
Payable to affiliates
Accounting and legal services fees	6,174	4,716	37,373	1,343
Trustees’ fees	615	558	2,361	83
Other liabilities and accrued expenses	64,469	103,419	443,219	30,671
Total liabilities	15,872,226	8,084,563	1,805,401,913	4,376,331

Net assets
Paid-in capital	$623,165,438	$494,065,595	$3,228,717,165	$125,334,436
Undistributed net investment income (loss)	5,477,142	23,298,304	83,839,731	158,489
Accumulated undistributed net realized gain (loss) on investments	(67,831,963)	(92,417,888)	30,363,426	(2,211,166)
Net unrealized appreciation (depreciation) on investments	7,605,135	15,447,878	108,926,618	95,399
Net assets	$568,415,752	$440,393,889	$3,451,846,940	$123,377,158
Investments in unaffiliated issuers, including repurchase agreements, at cost	$555,118,363	$418,215,332	$4,432,558,230	$117,926,931
Foreign currency, at cost	—	$4,427,478	$286,159	—
Foreign currency collateral for swap contracts, at cost	—	—	($36,577)	—
Proceeds received on sale commitments outstanding	—	—	$10,580,156	—
Premiums received on written options	—	$62,318	$12,149,378	—
Net unamortized upfront payment on swaps	—	—	($20,792,976)	—

Net asset value per share

The Portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Series I
Net assets	$84,564,362	$337,063,766	$254,607,018	$3,199,700
Shares outstanding	6,503,474	25,037,078	17,613,713	261,289
Net asset value, offering price and redemption price per share	$13.00	$13.46	$14.46	$12.25

Series II
Net assets	$71,133,481	$74,868,026	$293,242,009	$117,179,420
Shares outstanding	5,471,913	5,554,585	20,323,015	9,579,206
Net asset value, offering price and redemption price per share	$13.00	$13.48	$14.43	$12.23

Series NAV
Net assets	$412,717,909	$28,462,097	$2,903,997,913	$2,998,038
Shares outstanding	31,736,895	2,118,824	201,600,500	244,762
Net asset value, offering price and redemption price per share	$13.00	$13.43	$14.40	$12.25

39

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of Operations — June 30, 2012 (Unaudited)

Investment income	Active Bond Trust	Bond Trust	Bond PS Series	Core Bond Trust
Interest	$30,453,740	$103,856,034	$2,015,221	$22,909,349
Dividends	191,386	—	—	—
Securities lending	6,034	22,503	—	18,135
Less foreign taxes withheld	(10,726)	(18,685)	(1,047)	(1,280)
Total investment income	30,640,434	103,859,852	2,014,174	22,926,204

Expenses
Investment management fees	3,773,370	19,299,208	403,170	5,072,042
Series I distribution and service fees	16,260	59,578	—	453
Series II distribution and service fees	373,214	810,169	1,382	14,734
Accounting and legal services fees	84,956	456,498	9,458	116,833
Professional fees	32,135	51,059	28,050	30,654
Printing and postage	14,872	66,168	1,223	16,016
Custodian fees	66,086	415,625	13,309	106,880
Trustees’ fees	12,939	73,947	1,587	17,827
Registration and filing fees	2,194	7,330	4,537	1,789
Other	8,474	45,012	3,125	12,878
Total expenses before reductions and amounts recaptured	4,384,500	21,284,594	465,841	5,390,106
Net expense reductions and amounts recaptured	(22,797)	(122,421)	36,616	(31,409)
Total expenses	4,361,703	21,162,173	502,457	5,358,697
Net investment income (loss)	26,278,731	82,697,679	1,511,717	17,567,507

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated issuers	(1,177,893)	67,212,284	1,019,222	38,211,194
Investments in affiliated issuers	1,769	(8,390)	—	50
Futures contracts	(159,924)	(6,862,506)	(290,669)	—
Foreign currency transactions	(312,862)	—	55,199	—
	(1,648,910)	60,341,388	783,752	38,211,244

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	31,777,874	79,380,082	1,971,986	1,364,920
Investments in affiliated issuers	(544)	—	—	(2,242)
Futures contracts	(20,105)	1,475,247	18,001	—
Translation of assets and liabilities in foreign currencies	388,204	—	—	3
	32,145,429	80,855,329	1,989,987	1,362,681
Net realized and unrealized gain (loss)	30,496,519	141,196,717	2,773,739	39,573,925

Increase (decrease) in net assets from operations	$56,775,250	$223,894,396	$4,285,456	$57,141,432

40

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of Operations — June 30, 2012 (Unaudited)

Investment income	Global Bond Trust	High Yield Trust	Income Trust	Investment Quality Bond Trust
Interest	$17,407,039	$10,213,539	$9,242,002	$6,502,726
Dividends	39,338	295,834	4,701,877	—
Securities lending	—	417	47,564	—
Less foreign taxes withheld	—	(7,920)	(140,694)	(943)
Total investment income	17,446,377	10,501,870	13,850,749	6,501,783

Expenses
Investment management fees	3,379,714	833,408	1,635,138	1,112,479
Series I distribution and service fees	19,868	18,425	—	56,428
Series II distribution and service fees	213,742	103,880	—	174,112
Accounting and legal services fees	65,195	16,728	27,595	25,952
Professional fees	49,726	24,800	25,721	31,753
Printing and postage	9,338	766	3,482	3,471
Custodian fees	220,281	6,607	45,533	32,064
Trustees’ fees	9,962	2,166	4,190	3,984
Registration and filing fees	2,067	2,185	1,733	2,076
Interest expense	28,053	—	—	—
Other	6,666	196	4,279	3,432
Total expenses before reductions and amounts recaptured	4,004,612	1,009,161	1,747,671	1,445,751
Net expense reductions and amounts recaptured	(17,517)	(4,534)	(7,437)	(6,958)
Total expenses	3,987,095	1,004,627	1,740,234	1,438,793
Net investment income (loss)	13,459,282	9,497,243	12,110,515	5,062,990

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated issuers	9,797,825	(2,610,447)	1,317,096	4,917,185
Investments in affiliated issuers	—	(13)	1,969	—
Futures contracts	5,908,441	—	—	423,100
Written options	2,608,576	622,660	—	—
Swap contracts	1,189,539	379,200	—	(153,998)
Foreign currency transactions	(8,457,689)	219,447	(39,991)	103,051
	11,046,692	(1,389,153)	1,279,074	5,289,338

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	8,166,536	11,062,197	12,460,345	4,959,924
Investments in affiliated issuers	—	—	(1,208)	—
Futures contracts	(6,184,609)	—	—	(77,151)
Written options	(1,406,490)	141,067	—	—
Swap contracts	3,130,200	(106,655)	—	(362,122)
Translation of assets and liabilities in foreign currencies	(6,137,221)	(94,738)	8,271	37,160
	(2,431,584)	11,001,871	12,467,408	4,557,811
Net realized and unrealized gain (loss)	8,615,108	9,612,718	13,746,482	9,847,149

Increase (decrease) in net assets from operations	$22,074,390	$19,109,961	$25,856,997	$14,910,139

41

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of Operations — June 30, 2012 (Unaudited)

Investment income	Money Market Trust	Money Market Trust B	New Income Trust	Real Return Bond Trust
Interest	$4,492,561	$712,148	$48,201,709	$2,890,125
Dividends	—	—	—	11,250
Securities lending	—	—	9,611	—
Less foreign taxes withheld	—	—	(7,025)	—
Total investment income	4,492,561	712,148	48,204,295	2,901,375

Expenses
Investment management fees	8,360,342	1,387,839	8,650,074	459,459
Series I distribution and service fees	682,126	—	—	2,505
Series II distribution and service fees	996,685	—	—	95,561
Accounting and legal services fees	239,596	38,347	190,961	8,865
Professional fees	28,482	17,995	45,253	35,388
Printing and postage	33,818	6,760	22,024	930
Custodian fees	68,967	—	210,633	8,288
Trustees’ fees	36,835	5,715	29,151	1,289
Registration and filing fees	4,274	4,395	1,735	1,789
Interest expense	—	—	—	54,843
Other	18,692	3,356	24,962	2,225
Total expenses before reductions and amounts recaptured	10,469,817	1,464,407	9,174,793	671,142
Net expense reductions and amounts recaptured	(5,977,256)	(786,245)	(258,341)	(2,373)
Total expenses	4,492,561	678,162	8,916,452	668,769
Net investment income (loss)	—	33,986	39,287,843	2,232,606

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated issuers	54,646	13,184	30,748,830	2,037,054
Investments in affiliated issuers	—	—	5,797	—
Futures contracts	—	—	(2,909,099)	201,046
Written options	—	—	—	193,143
Swap contracts	—	—	—	(2,840)
Foreign currency transactions	—	—	1,062,860	(63,174)
	54,646	13,184	28,908,388	2,365,229

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	—	—	15,748,927	2,574,547
Investments in affiliated issuers	—	—	(366)	—
Futures contracts	—	—	(317,009)	(165,601)
Written options	—	—	—	(159,480)
Swap contracts	—	—	—	289,652
Translation of assets and liabilities in foreign currencies	—	—	(2,988,739)	(587,587)
	—	—	12,442,813	1,951,531
Net realized and unrealized gain (loss)	54,646	13,184	41,351,201	4,316,760

Increase (decrease) in net assets from operations	$54,646	$47,170	$80,639,044	$6,549,366

42

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of Operations — June 30, 2012 (Unaudited)

Investment income	Short Term Government Income Trust	Strategic Income Opportunities Trust	Total Return Trust	Ultra Short Term Bond Trust
Interest	$5,260,649	$14,486,957	$53,361,483	$708,173
Dividends	—	964,484	136,483	—
Securities lending	569	—	—	—
Less foreign taxes withheld	—	(198,030)	—	—
Total investment income	5,261,218	15,253,411	53,497,966	708,173

Expenses
Investment management fees	1,574,331	1,429,342	11,764,605	345,730
Series I distribution and service fees	21,300	82,695	66,432	788
Series II distribution and service fees	91,102	95,153	362,675	149,793
Accounting and legal services fees	38,193	29,318	233,898	8,536
Professional fees	31,347	37,935	56,772	23,267
Printing and postage	6,107	4,079	32,738	3,437
Custodian fees	36,215	89,968	493,996	12,180
Trustees’ fees	5,460	4,059	35,639	1,318
Registration and filing fees	1,980	2,086	1,951	3,676
Interest expense	—	—	80,241	—
Other	6,078	3,278	20,930	3,237
Total expenses before reductions and amounts recaptured	1,812,113	1,777,913	13,149,877	551,962
Net expense reductions and amounts recaptured	(10,249)	(7,884)	(62,829)	(2,278)
Total expenses	1,801,864	1,770,029	13,087,048	549,684
Net investment income (loss)	3,459,354	13,483,382	40,410,918	158,489

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated issuers	1,479,702	(6,039,005)	18,458,017	(138,472)
Investments in affiliated issuers	239	—	—	—
Futures contracts	(1,017,399)	(878,234)	18,263,224	—
Written options	—	—	5,048,596	—
Swap contracts	—	—	11,616,412	—
Foreign currency transactions	—	4,783,468	7,993,099	—
	462,542	(2,133,771)	61,379,348	(138,472)

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	(858,582)	15,443,851	72,049,023	394,099
Investments in affiliated issuers	(3)	—	—	—
Futures contracts	(44,248)	69,430	(6,527,055)	—
Written options	—	(107,676)	754,114	—
Swap contracts	—	—	(608,376)	—
Translation of assets and liabilities in foreign currencies	—	(3,521,569)	(8,073,026)	—
	(902,833)	11,884,036	57,594,680	394,099
Net realized and unrealized gain (loss)	(440,291)	9,750,265	118,974,028	255,627

Increase (decrease) in net assets from operations	$3,019,063	$23,233,647	$159,384,946	$414,116

43

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of Changes in Net Assets

	Active Bond Trust		Bond Trust		Bond PS Series
Increase (decrease) in net assets	Six months ended 6/30/12 (Unaudited)	Year ended 12/31/11	Six months ended 6/30/12 (Unaudited)	Year ended 12/31/11	Six months ended 6/30/12 (Unaudited)	Period ended 12/31/11[1]
From operations
Net investment income (loss)	$26,278,731	$61,843,342	$82,697,679	$157,668,695	$1,511,717	$749,798
Net realized gain (loss)	(1,648,910)	24,099,761	60,341,388	114,739,444	783,752	783,621
Change in net unrealized appreciation (depreciation)	32,145,429	(10,275,016)	80,855,329	30,172,082	1,989,987	(90,209)
Increase (decrease) in net assets resulting from operations	56,775,250	75,668,087	223,894,396	302,580,221	4,285,456	1,443,210
Distributions to shareholders
From net investment income
Series I	—	(3,700,366)	—	(5,538,929)	—	—
Series II	—	(15,508,069)	—	(14,570,904)	—	(26,502)
Series NAV	—	(48,854,974)	—	(167,540,966)	—	(1,072,387)
From net realized gain
Series II	—	—	—	—	—	(19,928)
Series NAV	—	—	—	(53,710,508)	—	(678,176)
Total distributions	—	(68,063,409)	—	(241,361,307)	—	(1,796,993)
From Portfolio share transactions	(62,537,740)	(95,566,946)	1,344,679,772	542,624,463	59,454,762	111,478,576
Total increase (decrease)	(5,762,490)	(87,962,268)	1,568,574,168	603,843,377	63,740,218	111,124,793

Net assets
Beginning of period	1,254,881,869	1,342,844,137	5,972,946,031	5,369,102,654	111,124,793	—
End of period	$1,249,119,379	$1,254,881,869	$7,541,520,199	$5,972,946,031	$174,865,011	$111,124,793

Undistributed net investment income (loss)	$35,124,574	$8,845,843	$141,033,320	$58,335,641	$1,511,717	—

	Core Bond Trust		Global Bond Trust		High Yield Trust
Increase (decrease) in net assets	Six months ended 6/30/12 (Unaudited)	Year ended 12/31/11	Six months ended 6/30/12 (Unaudited)	Year ended 12/31/11	Six months ended 6/30/12 (Unaudited)	Year ended 12/31/11
From operations
Net investment income (loss)	$17,567,507	$45,801,354	$13,459,282	$25,925,362	$9,497,243	$19,033,529
Net realized gain (loss)	38,211,244	69,887,823	11,046,692	76,897,062	(1,389,153)	(18,323,787)
Change in net unrealized appreciation (depreciation)	1,362,681	27,973,225	(2,431,584)	(14,550,283)	11,001,871	3,655,328
Increase (decrease) in net assets resulting from operations	57,141,432	143,662,402	22,074,390	88,272,141	19,109,961	4,365,070
Distributions to shareholders
From net investment income
Series I	—	(58,348)	—	(5,369,252)	—	(6,569,761)
Series II	—	(380,381)	—	(11,375,454)	—	(6,318,095)
Series NAV	—	(52,730,073)	—	(43,954,801)	—	(7,523,420)
From net realized gain
Series I	—	(42,327)	—	—	—	—
Series II	—	(427,547)	—	—	—	—
Series NAV	—	(62,097,870)	—	—	—	—
Total distributions	—	(115,736,546)	—	(60,699,507)	—	(20,411,276)
From Portfolio share transactions	(24,776,758)	(159,401,954)	(23,181,349)	(102,450,472)	(18,348,605)	(4,932,974)
Total increase (decrease)	32,364,674	(131,476,098)	(1,106,959)	(74,877,838)	761,356	(20,979,180)

Net assets
Beginning of period	1,691,157,942	1,822,634,040	959,419,355	1,034,297,193	237,887,926	258,867,106
End of period	$1,723,522,616	$1,691,157,942	$958,312,396	$959,419,355	$238,649,282	$237,887,926

Undistributed net investment income (loss)	$33,617,352	$16,049,845	$76,866,253	$63,406,971	$13,448,459	$3,951,216

1	Period from 4-28-11 (inception date) to 12-31-11.

44

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of Changes in Net Assets

	Income Trust		Investment Quality Bond Trust		Money Market Trust
Increase (decrease) in net assets	Six months ended 6/30/12 (Unaudited)	Year ended 12/31/11	Six months ended 6/30/12 (Unaudited)	Year ended 12/31/11	Six months ended 6/30/12 (Unaudited)	Year ended 12/31/11
From operations
Net investment income (loss)	$12,110,515	$25,431,411	$5,062,990	$13,067,127	—	—
Net realized gain (loss)	1,279,074	11,880,872	5,289,338	16,486,484	$54,646	$278,653
Change in net unrealized appreciation (depreciation)	12,467,408	(25,310,127)	4,557,811	(169,247)	—	—
Increase (decrease) in net assets resulting from operations	25,856,997	12,002,156	14,910,139	29,384,364	54,646	278,653
Distributions to shareholders
From net investment income
Series I	—	—	—	(9,081,030)	—	—
Series II	—	—	—	(5,502,783)	—	—
Series NAV	—	(25,355,886)	—	(741,739)	—	—
From net realized gain
Series I	—	—	—	—	—	(2,252,168)
Series II	—	—	—	—	—	(797,739)
Total distributions	—	(25,355,886)	—	(15,325,552)	—	(3,049,907)
From Portfolio share transactions	(29,959,605)	(45,269,653)	(5,558,041)	(14,544,942)	(460,323,490)	76,822,594
Total increase (decrease)	(4,102,608)	(58,623,383)	9,352,098	(486,130)	(460,268,844)	74,051,340

Net assets
Beginning of period	405,152,728	463,776,111	379,887,769	380,373,899	3,849,430,318	3,775,378,978
End of period	$401,050,120	$405,152,728	$389,239,867	$379,887,769	$3,389,161,474	$3,849,430,318

Undistributed net investment income (loss)	$16,612,240	$4,501,725	$7,024,896	$1,961,906	—	—

	Money Market Trust B		New Income Trust		Real Return Bond Trust
Increase (decrease) in net assets	Six months ended 6/30/12 (Unaudited)	Year ended 12/31/11	Six months ended 6/30/12 (Unaudited)	Year ended 12/31/11	Six months ended 6/30/12 (Unaudited)	Year ended 12/31/11
From operations
Net investment income (loss)	$33,986	—	$39,287,843	$91,966,668	$2,232,606	$2,770,639
Net realized gain (loss)	13,184	$41,749	28,908,388	28,884,948	2,365,229	5,522,448
Change in net unrealized appreciation (depreciation)	—	—	12,442,813	47,683,411	1,951,531	5,796,640
Increase (decrease) in net assets resulting from operations	47,170	41,749	80,639,044	168,535,027	6,549,366	14,089,727
Distributions to shareholders
From net investment income
Series I	—	—	—	—	—	(400,179)
Series II	—	—	—	—	—	(2,934,882)
Series NAV	(22,766)	—	—	(110,863,871)	—	(1,502,896)
From net realized gain
Series NAV	—	(518,353)	—	(7,245,512)	—	—
Total distributions	(22,766)	(518,353)	—	(118,109,383)	—	(4,837,957)
From Portfolio share transactions	(73,771,226)	(4,610,871)	(39,901,437)	(258,454,287)	(53,614)	(6,062,171)
Total increase (decrease)	(73,746,822)	(5,087,475)	40,737,607	(208,028,643)	6,495,752	3,189,599

Net assets
Beginning of period	608,293,022	613,380,497	2,771,178,773	2,979,207,416	129,388,833	126,199,234
End of period	$534,546,200	$608,293,022	$2,811,916,380	$2,771,178,773	$135,884,585	$129,388,833

Undistributed net investment income (loss)	$11,220	—	$67,996,412	$28,708,569	$3,521,949	$1,289,343

45

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of Changes in Net Assets

	Short Term Government Income Trust		Strategic Income Opportunities Trust
Increase (decrease) in net assets	Six months ended 6/30/12 (Unaudited)	Year ended 12/31/11	Six months ended 6/30/12 (Unaudited)	Year ended 12/31/11
From operations
Net investment income (loss)	$3,459,354	$7,130,314	$13,483,382	$29,702,013
Net realized gain (loss)	462,542	4,076,816	(2,133,771)	(3,446,345)
Change in net unrealized appreciation (depreciation)	(902,833)	4,948,826	11,884,036	(18,920,115)
Increase (decrease) in net assets resulting from operations	3,019,063	16,155,956	23,233,647	7,335,553
Distributions to shareholders
From net investment income
Series I	—	(2,158,617)	—	(35,713,291)
Series II	—	(1,678,220)	—	(8,373,575)
Series NAV	—	(9,560,507)	—	(2,808,411)
From net realized gain
Series I	—	(233,579)	—	—
Series II	—	(184,304)	—	—
Series NAV	—	(969,055)	—	—
Total distributions	—	(14,784,282)	—	(46,895,277)
From Portfolio share transactions	9,973,331	(51,965,376)	(2,041,222)	37,516,181
Total increase (decrease)	12,992,394	(50,593,702)	21,192,425	(2,043,543)

Net assets
Beginning of period	555,423,358	606,017,060	419,201,464	421,245,007
End of period	$568,415,752	$555,423,358	$440,393,889	$419,201,464

Undistributed net investment income (loss)	$5,477,142	$2,017,788	$23,298,304	$9,814,922

	Total Return Trust		Ultra Short Term Bond Trust
Increase (decrease) in net assets	Six months ended 6/30/12 (Unaudited)	Year ended 12/31/11	Six months ended 6/30/12 (Unaudited)	Year ended 12/31/11
From operations
Net investment income (loss)	$40,410,918	$70,895,175	$158,489	$284,599
Net realized gain (loss)	61,379,348	31,057,438	(138,472)	(273,873)
Change in net unrealized appreciation (depreciation)	57,594,680	36,503,227	394,099	(181,942)
Increase (decrease) in net assets resulting from operations	159,384,946	138,455,840	414,116	(171,216)
Distributions to shareholders
From net investment income
Series I	—	(12,533,940)	—	(47,787)
Series II	—	(12,427,652)	—	(1,604,677)
Series NAV	—	(125,164,975)	—	(37,120)
From net realized gain
Series I	—	(11,081,232)	—	—
Series II	—	(11,580,730)	—	—
Series NAV	—	(108,053,365)	—	—
Total distributions	—	(280,841,894)	—	(1,689,584)
From Portfolio share transactions	(126,801,106)	(144,563,230)	(13,957,116)	76,700,771
Total increase (decrease)	32,583,840	(286,949,284)	(13,543,000)	74,839,971

Net assets
Beginning of period	3,419,263,100	3,706,212,384	136,920,158	62,080,187
End of period	$3,451,846,940	$3,419,263,100	$123,377,158	$136,920,158

Undistributed net investment income (loss)	$83,839,731	$43,428,813	$158,489	—

46

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statement of Cash Flows

Real Return Bond Trust
Six months ended 6-30-12 (Unaudited)
Cash flows from operating activities
Net increase in net assets from operations	$6,549,366

Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Long-term investments purchased	(39,696,513)
Long-term investments sold	44,088,510
Increase in short-term investments	(35,580,005)
Net amortization of premium (discount)	(1,826,394)
Increase in foreign currency	(2,034)
Increase in cash held at broker for futures contracts	(12,000)
Increase in receivable for investments sold	(398,023)
Decrease in unrealized appreciation/depreciation for forward foreign currency exchange contracts	611,016
Decrease in dividends and interest receivable	239,949
Increase in unrealized appreciation/depreciation of swap contracts	(239,820)
Decrease in receivable for futures variation margin	20,048
Decrease in other assets	40,966
Decrease in payable for collateral held by Portfolio	(50,000)
Increase in payable for investments purchased	73,463
Decrease in payable for delayed delivery securities purchased	(60,750,969)
Increase in payable for written options	154,884
Increase in payable to affiliates	121
Decrease in other liabilities and accrued expenses	(26,757)
Net change in unrealized (appreciation) depreciation on investments	(1,944,781)
Net realized gain on investments	(2,037,054)
Net currency loss on investments	956,334
Net cash used in operating activities	($89,829,693)

Cash flows from financing activities
Borrowings of sale-buybacks	$473,478,047
Repayments of sale-buybacks	(473,112,556)
Increase in payable for sale-buybacks	89,889,192
Portfolio shares sold	20,706,106
Portfolio shares repurchased	(20,759,720)
Increase in receivable for Portfolio shares sold	(137,961)
Increase in payable for Portfolio shares repurchased	166,618
Net cash provided by financing activities	$90,229,726

Effects of foreign exchange rates on cash	($629,766)

Net decrease in cash	($229,733)

Cash at beginning of period	$230,208

Cash at end of period	$475

47

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Financial Highlights

Per share operating performance for a share outstanding throughout the period															Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)		Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From capital paid-in ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)		Expenses before reductions and amounts recaptured (%)		Expenses including reductions and amounts recaptured (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)	Portfolio turnover (%)
Active Bond Trust
SERIES I
06-30-2012[1]	9.72	0.21	[2]	0.24	0.45	—	—	—	—	10.17	4.63	[3,4]	0.68	[5]	0.68	[5]	4.19	[5]	64	47
12-31-2011	9.71	0.48	[2]	0.08	0.56	(0.55)	—	—	(0.55)	9.72	5.81	[3]	0.68		0.68		4.73		67	101
12-31-2010	9.20	0.56	[2]	0.70	1.26	(0.75)	—	—	(0.75)	9.71	13.85	[3]	0.69		0.69		5.68		77	53
12-31-2009	7.91	0.56	[2]	1.38	1.94	(0.65)	—	—	(0.65)	9.20	24.80	[3]	0.68		0.68		6.33		83	78
12-31-2008	9.40	0.49	[2]	(1.47)	(0.98)	(0.51)	—	—	(0.51)	7.91	(10.54)[3]		0.69		0.69		5.36		79	100
12-31-2007	9.88	0.51	[2]	(0.12)	0.39	(0.87)	—	—	(0.87)	9.40	4.05	[3]	0.68		0.68		5.26		117	140
SERIES II
06-30-2012[1]	9.74	0.20	[2]	0.24	0.44	—	—	—	—	10.18	4.52	[3,4]	0.88	[5]	0.88	[5]	3.99	[5]	286	47
12-31-2011	9.72	0.46	[2]	0.09	0.55	(0.53)	—	—	(0.53)	9.74	5.70	[3]	0.88		0.88		4.54		298	101
12-31-2010	9.20	0.54	[2]	0.71	1.25	(0.73)	—	—	(0.73)	9.72	13.71	[3]	0.89		0.89		5.49		363	53
12-31-2009	7.91	0.54	[2]	1.38	1.92	(0.63)	—	—	(0.63)	9.20	24.54	[3]	0.88		0.88		6.12		365	78
12-31-2008	9.40	0.47	[2]	(1.47)	(1.00)	(0.49)	—	—	(0.49)	7.91	(10.76)[3]		0.89		0.89		5.15		315	100
12-31-2007	9.87	0.49	[2]	(0.13)	0.36	(0.83)	—	—	(0.83)	9.40	3.78	[3]	0.88		0.88		5.06		559	140
SERIES NAV
06-30-2012[1]	9.73	0.21	[2]	0.24	0.45	—	—	—	—	10.18	4.62	[3,4]	0.63	[5]	0.63	[5]	4.24	[5]	899	47
12-31-2011	9.71	0.48	[2]	0.10	0.58	(0.56)	—	—	(0.56)	9.73	5.97	[3]	0.63		0.63		4.76		889	101
12-31-2010	9.20	0.57	[2]	0.70	1.27	(0.76)	—	—	(0.76)	9.71	13.91	[3]	0.64		0.64		5.75		903	53
12-31-2009	7.91	0.56	[2]	1.39	1.95	(0.66)	—	—	(0.66)	9.20	24.86	[3]	0.63		0.63		6.39		1,342	78
12-31-2008	9.40	0.49	[2]	(1.47)	(0.98)	(0.51)	—	—	(0.51)	7.91	(10.48)[3]		0.64		0.64		5.44		1,685	100
12-31-2007	9.89	0.52	[2]	(0.13)	0.39	(0.88)	—	—	(0.88)	9.40	4.03	[3]	0.63		0.63		5.31		1,871	140
1. Six months ended 6-30-12. Unaudited. 2. Based on the average daily shares outstanding. 3. Total returns would have been lower had certain expenses not been reduced during the periods shown. 4. Not annualized. 5. Annualized.

Bond Trust
SERIES I
06-30-2012[1]	13.62	0.17	[2]	0.29	0.46	—	—	—	—	14.08	3.38	[3,4]	0.65	[5]	0.65	[5]	2.41	[5]	240	58
12-31-2011[6]	13.87	0.02	[2]	0.08	0.10	(0.35)	—	—	(0.35)	13.62	0.75	[3,4]	0.66	[5]	0.65	[5]	0.75	[5]	230	108	[7]
SERIES II
06-30-2012[1]	13.64	0.15	[2]	0.30	0.45	—	—	—	—	14.09	3.30	[3,4]	0.85	[5]	0.85	[5]	2.21	[5]	636	58
12-31-2011[6]	13.87	0.01	[2]	0.09	0.10	(0.33)	—	—	(0.33)	13.64	0.73	[3,4]	0.86	[5]	0.85	[5]	0.55	[5]	642	108	[7]
SERIES NAV
06-30-2012[1]	13.62	0.17	[2]	0.29	0.46	—	—	—	—	14.08	3.38	[3,4]	0.60	[5]	0.60	[5]	2.46	[5]	6,665	58
12-31-2011	13.48	0.41	[2]	0.34	0.75	(0.46)	(0.15)	—	(0.61)	13.62	5.58	[3]	0.61		0.60		2.96		5,101	108	[7]
12-31-2010	12.88	0.40	[2]	0.46	0.86	(0.26)	— [8]	—	(0.26)	13.48	6.65	[3]	0.62		0.62		2.99		5,369	99
12-31-2009[9]	12.50	0.18	[2]	0.23	0.41	(0.03)	—	—	(0.03)	12.88	3.24	[3,4]	0.67	[5]	0.67	[5]	3.31	[5]	1,429	67
1. Six months ended 6-30-12. Unaudited. 2. Based on the average daily shares outstanding. 3. Total returns would have been lower had certain expenses not been reduced during the periods shown. 4. Not annualized. 5. Annualized. 6. The inception date for Series I and Series II shares is 10-31-11. 7. Excludes merger activity. 8. Less than ($0.005) per share. 9. The inception date for Class NAV shares is 7-29-09.

Bond PS Series
SERIES II
06-30-2012[1]	12.66	0.14	[2]	0.23	0.37	—	—	—	—	13.03	2.92	[3,4]	0.90	[5]	0.96	[5,6]	2.15	[5]	2	58
12-31-2011[7]	12.50	0.18	[2]	0.18	0.36	(0.11)	(0.09)	—	(0.20)	12.66	2.88	[3,4]	1.16	[5]	0.98	[5]	2.05	[5]	2	114
SERIES NAV
06-30-2012[1]	12.65	0.14	[2]	0.26	0.40	—	—	—	—	13.05	3.16	[3,4]	0.65	[5]	0.71	[5,6]	2.13	[5]	173	58
12-31-2011[7]	12.50	0.18	[2]	0.20	0.38	(0.14)	(0.09)	—	(0.23)	12.65	2.98	[3,4]	0.83	[5]	0.73	[5]	2.12	[5]	109	114
1. Six months ended 6-30-12. Unaudited. 2. Based on the average daily shares outstanding. 3. Total returns would have been lower had certain expenses not been reduced during the periods shown. 4. Not annualized. 5. Annualized. 6. Includes the impact of expense recapture which amounted to 0.06% of average net assets. 7. The inception date for Series II and Series NAV shares is 4-28-11.

48

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Financial Highlights

Per share operating performance for a share outstanding throughout the period															Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)		Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From capital paid-in ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)		Expenses before reductions and amounts recaptured (%)		Expenses including reductions and amounts recaptured (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)		Portfolio turnover (%)
Core Bond Trust
SERIES I
06-30-2012[1]	13.83	0.14	[2]	0.32	0.46	—	—	—	—	14.29	3.33	[3,4]	0.67	[5]	0.67	[5]	1.99	[5]	2		215
12-31-2011	13.68	0.35	[2]	0.77	1.12	(0.44)	(0.53)	—	(0.97)	13.83	8.32	[3]	0.67		0.67		2.51		2		436
12-31-2010	13.24	0.37	[2]	0.56	0.93	(0.37)	(0.12)	—	(0.49)	13.68	7.08	[3]	0.68		0.68		2.71		1		562
12-31-2009	12.33	0.48	[2]	0.74	1.22	(0.31)	—	—	(0.31)	13.24	9.93	[3]	0.74		0.74		3.72		2		461
12-31-2008	12.55	0.56	[2]	(0.14)	0.42	(0.64)	—	—	(0.64)	12.33	3.38	[3]	0.85		0.85		4.52		1		467
12-31-2007	12.68	0.59	[2]	0.18	0.77	(0.90)	—	—	(0.90)	12.55	6.26	[3]	0.80		0.79		4.71		—	[6]	336
SERIES II
06-30-2012[1]	13.82	0.12	[2]	0.32	0.44	—	—	—	—	14.26	3.18	[3,4]	0.87	[5]	0.87	[5]	1.79	[5]	11		215
12-31-2011	13.68	0.33	[2]	0.75	1.08	(0.41)	(0.53)	—	(0.94)	13.82	8.04	[3]	0.87		0.87		2.33		14		436
12-31-2010	13.23	0.34	[2]	0.57	0.91	(0.34)	(0.12)	—	(0.46)	13.68	6.92	[3]	0.88		0.88		2.47		14		562
12-31-2009	12.33	0.46	[2]	0.72	1.18	(0.28)	—	—	(0.28)	13.23	9.61	[3]	0.93		0.93		3.53		12		461
12-31-2008	12.54	0.53	[2]	(0.13)	0.40	(0.61)	—	—	(0.61)	12.33	3.23	[3]	1.03		1.03		4.28		9		467
12-31-2007	12.66	0.57	[2]	0.17	0.74	(0.86)	—	—	(0.86)	12.54	5.98	[3]	1.00		1.00		4.50		4		336
SERIES NAV
06-30-2012[1]	13.78	0.14	[2]	0.32	0.46	—	—	—	—	14.24	3.34	[3,4]	0.62	[5]	0.62	[5]	2.03	[5]	1,710		215
12-31-2011	13.64	0.36	[2]	0.76	1.12	(0.45)	(0.53)	—	(0.98)	13.78	8.32	[3]	0.62		0.62		2.59		1,676		436
12-31-2010	13.20	0.37	[2]	0.57	0.94	(0.38)	(0.12)	—	(0.50)	13.64	7.17	[3]	0.63		0.63		2.68		1,808		562
12-31-2009	12.30	0.47	[2]	0.75	1.22	(0.32)	—	—	(0.32)	13.20	9.94	[3]	0.65		0.65		3.64		1,086		461
12-31-2008	12.52	0.57	[2]	(0.14)	0.43	(0.65)	—	—	(0.65)	12.30	3.44	[3]	0.77		0.77		4.50		253		467
12-31-2007	12.66	0.60	[2]	0.17	0.77	(0.91)	—	—	(0.91)	12.52	6.28	[3]	0.75		0.74		4.75		284		336
1. Six months ended 6-30-12. Unaudited. 2. Based on the average daily shares outstanding. 3. Total returns would have been lower had certain expenses not been reduced during the periods shown. 4. Not annualized. 5. Annualized. 6. Less than $500,000.

Global Bond Trust
SERIES I
06-30-2012[1,3]	13.23	0.19	[2]	0.11	0.30	—	—	—	—	13.53	2.27	[4,5]	0.83	[6]	0.83	[6]	2.78	[6]	78		55
12-31-2011	12.92	0.35	[2]	0.82	1.17	(0.86)	—	—	(0.86)	13.23	9.08	[4]	0.82		0.81		2.60		82		103
12-31-2010	12.14	0.32	[2]	0.92	1.24	(0.46)	—	—	(0.46)	12.92	10.30	[4]	0.83		0.83		2.50		91		394
12-31-2009	14.44	0.47	[2]	1.11	1.58	(1.79)	(2.09)	—	(3.88)	12.14	15.39	[4]	0.83		0.83		3.76		96		280
12-31-2008	15.20	0.72	[2]	(1.39)	(0.67)	(0.09)	—	—	(0.09)	14.44	(4.48)[4]		0.89		0.89		4.69		99		487
12-31-2007	14.93	0.59	[2]	0.79	1.38	(1.11)	—	—	(1.11)	15.20	9.63	[4]	0.86		0.86		3.96		117		325
SERIES II
06-30-2012[1,3]	13.14	0.17	[2]	0.12	0.29	—	—	—	—	13.43	2.21	[4,5]	1.03	[6]	1.03	[6]	2.59	[6]	166		55
12-31-2011	12.84	0.32	[2]	0.82	1.14	(0.84)	—	—	(0.84)	13.14	8.85	[4]	1.02		1.01		2.40		175		103
12-31-2010	12.06	0.29	[2]	0.92	1.21	(0.43)	—	—	(0.43)	12.84	10.12	[4]	1.03		1.03		2.30		195		394
12-31-2009	14.37	0.44	[2]	1.10	1.54	(1.76)	(2.09)	—	(3.85)	12.06	15.14	[4]	1.03		1.03		3.54		195		280
12-31-2008	15.15	0.68	[2]	(1.38)	(0.70)	(0.08)	—	—	(0.08)	14.37	(4.66)[4]		1.09		1.09		4.48		172		487
12-31-2007	14.87	0.56	[2]	0.78	1.34	(1.06)	—	—	(1.06)	15.15	9.35	[4]	1.06		1.06		3.78		234		325
SERIES NAV
06-30-2012[1,3]	13.18	0.19	[2]	0.12	0.31	—	—	—	—	13.49	2.35	[4,5]	0.78	[6]	0.78	[6]	2.84	[6]	714		55
12-31-2011	12.88	0.35	[2]	0.82	1.17	(0.87)	—	—	(0.87)	13.18	9.08	[4]	0.77		0.76		2.65		703		103
12-31-2010	12.10	0.32	[2]	0.93	1.25	(0.47)	—	—	(0.47)	12.88	10.40	[4]	0.78		0.78		2.55		749		394
12-31-2009	14.41	0.47	[2]	1.10	1.57	(1.79)	(2.09)	—	(3.88)	12.10	15.41	[4]	0.78		0.78		3.80		647		280
12-31-2008	15.16	0.72	[2]	(1.38)	(0.66)	(0.09)	—	—	(0.09)	14.41	(4.42)[4]		0.84		0.84		4.72		602		487
12-31-2007	14.91	0.60	[2]	0.78	1.38	(1.13)	—	—	(1.13)	15.16	9.60	[4]	0.81		0.81		4.04		929		325
1. Six months ended 6-30-12. Unaudited. 2. Based on the average daily shares outstanding. 3. In accordance with Accounting Standards Update 2011-3, Reconsideration of Effective Control for Repurchase Agreements, the Portfolio now recognizes sale-buybacks as secured borrowings and not as purchases and sales of securities. Accordingly, the Portfolio has excluded these transactions from its portfolio turnover calculation. Had these transactions been included, the portfolio turnover rate would have been 67%. The Portfolio also recorded additional income and expenses which were offset by corresponding adjustments to realized and unrealized gain/loss. These adjustments had no overall impact to the per share net asset value but did increase the net investment income per share by $0.01, the ratio of net investment income to average net assets by 0.08% and the ratio of expenses to average net assets by 0.01%. 4. Total returns would have been lower had certain expenses not been reduced during the periods shown. 5. Not annualized. 6. Annualized.

49

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Financial Highlights

Per share operating performance for a share outstanding throughout the period															Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)		Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From capital paid-in ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)		Expenses before reductions and amounts recaptured (%)		Expenses including reductions and amounts recaptured (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)	Portfolio turnover (%)
High Yield Trust
SERIES I
06-30-2012[1]	5.46	0.22	[2]	0.23	0.45	—	—	—	—	5.91	8.24	[3,4]	0.76	[5]	0.76	[5]	7.68	[5]	70	45
12-31-2011	5.94	0.47	[2]	(0.42)	0.05	(0.53)	—	—	(0.53)	5.46	0.90	[3]	0.77		0.76		7.68		74	91	[6]
12-31-2010	8.17	0.70	[2]	0.38	1.08	(3.31)[7]	—	—	(3.31)	5.94	13.78	[3]	0.75		0.75		8.28		86	58	[6]
12-31-2009	5.89	0.81	[2]	2.35	3.16	(0.88)	—	—	(0.88)	8.17	54.51	[3]	0.75		0.75		11.16		88	93
12-31-2008	9.50	0.86	[2]	(3.66)	(2.80)	(0.81)	—	—	(0.81)	5.89	(29.52)[3]		0.77		0.77		9.96		63	61
12-31-2007	10.66	0.82	[2]	(0.64)	0.18	(1.34)	—	—	(1.34)	9.50	1.64	[3]	0.75		0.75		7.86		110	75
SERIES II
06-30-2012[1]	5.54	0.22	[2]	0.23	0.45	—	—	—	—	5.99	8.12	[3,4]	0.96	[5]	0.96	[5]	7.47	[5]	73	45
12-31-2011	6.02	0.46	[2]	(0.42)	0.04	(0.52)	—	—	(0.52)	5.54	0.67	[3]	0.97		0.96		7.46		81	91	[6]
12-31-2010	8.24	0.68	[2]	0.39	1.07	(3.29)[7]	—	—	(3.29)	6.02	13.54	[3]	0.95		0.95		8.05		89	58	[6]
12-31-2009	5.93	0.81	[2]	2.36	3.17	(0.86)	—	—	(0.86)	8.24	54.36	[3]	0.95		0.95		10.92		100	93
12-31-2008	9.55	0.85	[2]	(3.69)	(2.84)	(0.78)	—	—	(0.78)	5.93	(29.70)[3]		0.97		0.97		9.78		57	61
12-31-2007	10.70	0.80	[2]	(0.65)	0.15	(1.30)	—	—	(1.30)	9.55	1.36	[3]	0.95		0.95		7.69		76	75
SERIES NAV
06-30-2012[1]	5.41	0.22	[2]	0.22	0.44	—	—	—	—	5.85	8.13	[3,4]	0.71	[5]	0.71	[5]	7.75	[5]	96	45
12-31-2011	5.88	0.47	[2]	(0.41)	0.06	(0.53)	—	—	(0.53)	5.41	1.13	[3]	0.72		0.71		7.77		83	91	[6]
12-31-2010	8.12	0.73	[2]	0.35	1.08	(3.32)[7]	—	—	(3.32)	5.88	13.74	[3]	0.70		0.70		8.58		84	58	[6]
12-31-2009	5.86	0.81	[2]	2.33	3.14	(0.88)	—	—	(0.88)	8.12	54.50	[3]	0.70		0.70		11.23		1,698	93
12-31-2008	9.46	0.86	[2]	(3.65)	(2.79)	(0.81)	—	—	(0.81)	5.86	(29.48)[3]		0.72		0.72		10.17		1,404	61
12-31-2007	10.63	0.83	[2]	(0.65)	0.18	(1.35)	—	—	(1.35)	9.46	1.64	[3]	0.70		0.70		8.07		1,900	75
1. Six months ended 6-30-12. Unaudited. 2. Based on the average daily shares outstanding. 3. Total returns would have been lower had certain expenses not been reduced during the periods shown. 4. Not annualized. 5. Annualized. 6. Excludes merger activity. 7. The amount shown for net investment income per share does not correspond with distributions from net investment income due to the timing of sales and repurchase of shares throughout the period as compared to shares outstanding at distribution date.

Income Trust
SERIES NAV
06-30-2012[1]	10.18	0.31	[2]	0.36	0.67	—	—	—	—	10.85	6.58	[3,4]	0.85	[5]	0.85	[5]	5.93	[5]	401	10
12-31-2011	10.57	0.62	[2]	(0.34)	0.28	(0.67)	—	—	(0.67)	10.18	2.72	[3]	0.85		0.85		5.76		405	23
12-31-2010	10.09	0.64	[2]	0.62	1.26	(0.78)	—	—	(0.78)	10.57	12.71	[3]	0.85		0.85		6.17		464	37
12-31-2009	8.06	0.76	[2]	2.02	2.78	(0.75)	—	—	(0.75)	10.09	35.07	[3]	0.86		0.86		8.33		469	61
12-31-2008	12.13	0.70	[2]	(4.18)	(3.48)	(0.59)	—	—	(0.59)	8.06	(28.64)[3]		0.87		0.87		6.59		380	42
12-31-2007[6]	12.50	0.45	[2]	(0.68)	(0.23)	(0.14)	—	—	(0.14)	12.13	(1.85)[3,4]		0.86	[5]	0.86	[5]	5.38	[5]	380	129	[4]
1. Six months ended 6-30-12. Unaudited. 2. Based on the average daily shares outstanding. 3. Total returns would have been lower had certain expenses not been reduced during the periods shown. 4. Not annualized. 5. Annualized. 6. The inception date for Series NAV shares is 5-1-07.

Investment Quality Bond Trust
SERIES I
06-30-2012[1]	11.71	0.16	[2]	0.30	0.46	—	—	—	—	12.17	3.93	[3,4]	0.68	[5]	0.68	[5]	2.70	[5]	226	43
12-31-2011	11.30	0.41	[2]	0.50	0.91	(0.50)	—	—	(0.50)	11.71	8.07	[3]	0.68		0.68		3.49		222	62
12-31-2010	11.09	0.50	[2]	0.32	0.82	(0.61)	—	—	(0.61)	11.30	7.45	[3]	0.69		0.69		4.33		207	30
12-31-2009	10.36	0.50	[2]	0.78	1.28	(0.55)	—	—	(0.55)	11.09	12.45	[3]	0.70		0.70		4.60		191	20
12-31-2008	11.30	0.56	[2]	(0.75)	(0.19)	(0.75)	—	—	(0.75)	10.36	(1.67)[3]		0.73		0.73		5.08		139	105
12-31-2007	11.66	0.59	[2]	0.11	0.70	(1.06)	—	—	(1.06)	11.30	6.21	[3]	0.71		0.71		5.08		164	70
SERIES II
06-30-2012[1]	11.72	0.15	[2]	0.30	0.45	—	—	—	—	12.17	3.84	[3,4]	0.88	[5]	0.88	[5]	2.50	[5]	138	43
12-31-2011	11.31	0.39	[2]	0.49	0.88	(0.47)	—	—	(0.47)	11.72	7.85	[3]	0.88		0.88		3.32		140	62
12-31-2010	11.09	0.48	[2]	0.32	0.80	(0.58)	—	—	(0.58)	11.31	7.30	[3]	0.89		0.89		4.13		157	30
12-31-2009	10.37	0.48	[2]	0.76	1.24	(0.52)	—	—	(0.52)	11.09	12.09	[3]	0.90		0.90		4.40		163	20
12-31-2008	11.29	0.54	[2]	(0.73)	(0.19)	(0.73)	—	—	(0.73)	10.37	(1.72)[3]		0.93		0.93		4.88		113	105
12-31-2007	11.64	0.56	[2]	0.10	0.66	(1.01)	—	—	(1.01)	11.29	5.92	[3]	0.91		0.91		4.89		161	70
SERIES NAV
06-30-2012[1]	11.67	0.16	[2]	0.31	0.47	—	—	—	—	12.14	4.03	[3,4]	0.63	[5]	0.63	[5]	2.75	[5]	26	43
12-31-2011	11.27	0.41	[2]	0.49	0.90	(0.50)	—	—	(0.50)	11.67	8.05	[3]	0.63		0.63		3.54		18	62
12-31-2010	11.06	0.52	[2]	0.31	0.83	(0.62)	—	—	(0.62)	11.27	7.53	[3]	0.64		0.64		4.50		17	30
12-31-2009	10.34	0.50	[2]	0.77	1.27	(0.55)	—	—	(0.55)	11.06	12.43	[3]	0.65		0.65		4.67		77	20
12-31-2008	11.27	0.57	[2]	(0.74)	(0.17)	(0.76)	—	—	(0.76)	10.34	(1.52)[3]		0.68		0.68		5.14		99	105
12-31-2007	11.65	0.59	[2]	0.10	0.69	(1.07)	—	—	(1.07)	11.27	6.13	[3]	0.66		0.66		5.13		117	70
1. Six months ended 6-30-12. Unaudited. 2. Based on the average daily shares outstanding. 3. Total returns would have been lower had certain expenses not been reduced during the periods shown. 4. Not annualized. 5. Annualized.

50

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Financial Highlights

Per share operating performance for a share outstanding throughout the period																		Ratios and supplemental data
		Income (loss) from investment operations						Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)		Net realized and unrealized gain (loss) on investments ($)		Total from investment operations ($)		From net investment income ($)	From net realized gain ($)		From capital paid-in ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)		Expenses before reductions and amounts recaptured (%)		Expenses including reductions and amounts recaptured (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)	Portfolio turnover (%)
Money Market Trust
SERIES I
06-30-2012[1]	1.00	—		—		—		—	—		—	—	1.00	—	[2,3]	0.55	[4]	0.25	[4]	—		2,618	—
12-31-2011	1.00	—		—	[5]	—	[5]	—	—	[6]	—	— [6]	1.00	0.07	[3]	0.55		0.17		—		2,927	—
12-31-2010	1.00	—		—		—		—	—	[6]	—	— [6]	1.00	—	[3]	0.55		0.29		—		2,889	—
12-31-2009[7]	1.00	—	[5,8]	—		—	[5]	— [6]	—		—	— [6]	1.00	0.20	[3]	0.57		0.53		0.19		3,383	—
12-31-2008[7]	1.00	0.02	[8]	—		0.02		(0.02)	—		—	(0.02)	1.00	1.76	[3]	0.58		0.58		1.66		3,708	—
12-31-2007[7]	1.00	0.05	[8]	—		0.05		(0.05)	—		—	(0.05)	1.00	4.56	[3]	0.56		0.55		4.43		2,504	—
SERIES II
06-30-2012[1]	1.00	—		—		—		—	—		—	—	1.00	—	[2,3]	0.75	[4]	0.25	[4]	—		771	—
12-31-2011	1.00	—		—	[5]	—	[5]	—	—	[6]	—	— [6]	1.00	0.07	[3]	0.75		0.17		—		923	—
12-31-2010	1.00	—		—		—		—	—	[6]	—	— [6]	1.00	—	[3]	0.75		0.29		—		886	—
12-31-2009[7]	1.00	—	[5,8]	—		—	[5]	— [6]	—		—	— [6]	1.00	0.08	[3]	0.77		0.66		0.07		1,221	—
12-31-2008[7]	1.00	0.02	[8]	—		0.02		(0.02)	—		—	(0.02)	1.00	1.56	[3]	0.78		0.78		1.36		1,503	—
12-31-2007[7]	1.00	0.04	[8]	—		0.04		(0.04)	—		—	(0.04)	1.00	4.35	[3]	0.76		0.75		4.22		487	—
1. Six months ended 6-30-12. Unaudited. 2. Not annualized. 3. Total returns would have been lower had certain expenses not been reduced during the periods shown. 4. Annualized. 5. Less than $0.005 per share. 6. Less than ($0.005) per share. 7. Per share amounts have been restated to reflect a 10-1 share split effective 6-1-10. 8. Based on the average daily shares outstanding.

Money Market Trust B
SERIES NAV
06-30-2012[1]	1.00	—	[2,3]	—	[3]	—	[3]	— [4]	—		—	— [4]	1.00	—	[5,7,8]	0.52	[6]	0.24	[6]	0.01	[6]	535	—
12-31-2011	1.00	—	[2]	—	[3]	—	[3]	—	—	[4]	—	— [4]	1.00	0.08	[7]	0.52		0.19		—		608	—
12-31-2010	1.00	—	[2,3]	—		—	[3]	— [4]	—		—	— [4]	1.00	0.05	[7]	0.53		0.27		0.05		613	—
12-31-2009	1.00	—	[2,3]	—		—	[3]	— [4]	—		—	— [4]	1.00	0.48	[7]	0.54		0.29		0.46		662	—
12-31-2008	1.00	0.02	[2]	—		0.02		(0.02)	—		—	(0.02)	1.00	2.11	[7]	0.53		0.29		1.97		963	—
12-31-2007	1.00	0.05	[2]	—		0.05		(0.05)	—		—	(0.05)	1.00	4.82	[7]	0.51		0.28		4.67		612	—
1. Six months ended 6-30-12. Unaudited. 2. Based on the average daily shares outstanding. 3. Less than $0.005 per share. 4. Less than ($0.005) per share. 5. Not annualized. 6. Annualized. 7. Total returns would have been lower had certain expenses not been reduced during the periods shown. 8. Less than 0.005%.

New Income Trust
SERIES NAV
06-30-2012[1]	13.55	0.19	[2]	0.20		0.39		—	—		—	—	13.94	2.88	[3,4]	0.65	[5]	0.63	[5]	2.78	[5]	2,812	40
12-31-2011	13.36	0.43	[2]	0.35		0.78		(0.56)	(0.03)		—	(0.59)	13.55	5.91	[3]	0.65		0.63		3.17		2,771	65
12-31-2010	12.83	0.43	[2]	0.46		0.89		(0.36)	—		—	(0.36)	13.36	6.96	[3]	0.68		0.66		3.19		2,979	87
12-31-2009	11.23	0.58	[2]	1.45		2.03		(0.43)	—		—	(0.43)	12.83	18.09	[3]	0.79		0.77		4.74		1,834	100
12-31-2008	13.31	0.61	[2]	(1.84)		(1.23)		(0.79)	(0.06)		—	(0.85)	11.23	(9.30)[3]		0.86		0.84		4.76		1,053	69
12-31-2007	13.63	0.61	[2]	0.17		0.78		(0.95)	(0.15)		—	(1.10)	13.31	5.88	[3]	0.88		0.86		4.48		1,083	83
1. Six months ended 6-30-12. Unaudited. 2. Based on the average daily shares outstanding. 3. Total returns would have been lower had certain expenses not been reduced during the periods shown. 4. Not annualized. 5. Annualized.

51

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Financial Highlights

Per share operating performance for a share outstanding throughout the period															Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)		Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From capital paid-in ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)		Expenses before reductions and amounts recaptured (%)		Expenses including reductions and amounts recaptured (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)	Portfolio turnover (%)
Real Return Bond Trust
SERIES I
06-30-2012[1,3]	12.49	0.22	[2]	0.43	0.65	—	—	—	—	13.14	5.20	[4,5]	0.92	[6]	0.92	[6]	3.49	[6]	10	24
12-31-2011	11.59	0.28	[2]	1.11	1.39	(0.49)	—	—	(0.49)	12.49	12.02	[4]	0.83		0.83		2.27		10	496
12-31-2010	11.98	0.18	[2]	0.85	1.03	(1.42)	—	—	(1.42)	11.59	8.83	[4]	0.81		0.81		1.46		10	614
12-31-2009	11.66	0.32	[2]	1.80	2.12	(1.08)	(0.72)	—	(1.80)	11.98	19.47	[4]	0.77		0.77		2.66		8	572
12-31-2008	13.54	0.49	[2]	(1.96)	(1.47)	(0.08)	(0.33)	—	(0.41)	11.66	(11.28)[4]		0.83		0.83		3.69		9	1,032
12-31-2007	12.99	0.70[2]		0.76	1.46	(0.91)	—	—	(0.91)	13.54	11.49[4]		0.80		0.79		5.31		10	911
SERIES II
06-30-2012[1,3]	12.35	0.21	[2]	0.42	0.63	—	—	—	—	12.98	5.10	[4,5]	1.12	[6]	1.12	[6]	3.30	[6]	78	24
12-31-2011	11.46	0.25	[2]	1.10	1.35	(0.46)	—	—	(0.46)	12.35	11.86	[4]	1.03		1.03		2.10		78	496
12-31-2010	11.85	0.16	[2]	0.84	1.00	(1.39)	—	—	(1.39)	11.46	8.67	[4]	1.01		1.01		1.29		86	614
12-31-2009	11.55	0.29	[2]	1.78	2.07	(1.05)	(0.72)	—	(1.77)	11.85	19.22	[4]	0.97		0.97		2.44		95	572
12-31-2008	13.45	0.46	[2]	(1.96)	(1.50)	(0.07)	(0.33)	—	(0.40)	11.55	(11.54)[4]		1.03		1.03		3.50		87	1,032
12-31-2007	12.88	0.67[2]		0.76	1.43	(0.86)	—	—	(0.86)	13.45	11.35[4]		1.00		0.99		5.13		100	911
SERIES NAV
06-30-2012[1,3]	12.33	0.22	[2]	0.43	0.65	—	—	—	—	12.98	5.27	[4,5]	0.87	[6]	0.87	[6]	3.56	[6]	48	24
12-31-2011	11.44	0.28	[2]	1.10	1.38	(0.49)	—	—	(0.49)	12.33	12.15	[4]	0.78		0.78		2.34		41	496
12-31-2010	11.85	0.20	[2]	0.82	1.02	(1.43)	—	—	(1.43)	11.44	8.81	[4]	0.76		0.76		1.54		30	614
12-31-2009	11.55	0.32	[2]	1.78	2.10	(1.08)	(0.72)	—	(1.80)	11.85	19.54	[4]	0.72		0.72		2.72		295	572
12-31-2008	13.42	0.48	[2]	(1.94)	(1.46)	(0.08)	(0.33)	—	(0.41)	11.55	(11.30)[4]		0.78		0.78		3.71		967	1,032
12-31-2007	12.88	0.70	[2]	0.76	1.46	(0.92)	—	—	(0.92)	13.42	11.61	[4]	0.75		0.74		5.38		1,112	911
1. Six months ended 6-30-12. Unaudited. 2. Based on the average daily shares outstanding. 3. In accordance with Accounting Standards Update 2011-3, Reconsideration of Effective Control for Repurchase Agreements, the Portfolio now recognizes sale-buybacks as secured borrowings and not as purchases and sales of securities. Accordingly, the Portfolio has excluded these transactions from its portfolio turnover calculation. Had these transactions been included, the portfolio turnover rate would have been 304%. The Portfolio also recorded additional income and expenses which were offset by corresponding adjustments to realized and unrealized gain/loss. These adjustments had no overall impact to the per share net asset value but did increase the net investment income per share by $0.12, the ratio of net investment income to average net assets by 1.84% and the ratio of expenses to average net assets by 0.08%. 4. Total returns would have been lower had certain expenses not been reduced during the periods shown. 5. Not annualized. 6. Annualized.

Short Term Government Income Trust
SERIES I
06-30-2012[1]	12.93	0.08	[2]	(0.01)	0.07	—	—	—	—	13.00	0.54	[3,4]	0.65	[5]	0.65	[5]	1.21	[5]	85	38
12-31-2011	12.92	0.16	[2]	0.20	0.36	(0.32)	(0.03)	—	(0.35)	12.93	2.77	[3]	0.65		0.65		1.22		89	88
12-31-2010[6]	12.88	0.09	[2]	0.15	0.24	(0.20)	—	—	(0.20)	12.92	1.86	[3,4]	0.66	[5]	0.66	[5]	1.00	[5]	106	130	[7]
SERIES II
06-30-2012[1]	12.94	0.07	[2]	(0.01)	0.06	—	—	—	—	13.00	0.46	[3,4]	0.85	[5]	0.85	[5]	1.01	[5]	71	38
12-31-2011	12.93	0.13	[2]	0.20	0.33	(0.29)	(0.03)	—	(0.32)	12.94	2.56	[3]	0.85		0.85		1.02		77	88
12-31-2010[6]	12.88	0.07	[2]	0.15	0.22	(0.17)	—	—	(0.17)	12.93	1.74	[3,4]	0.86	[5]	0.86	[5]	0.80	[5]	86	130	[7]
SERIES NAV
06-30-2012[1]	12.93	0.08	[2]	(0.01)	0.07	—	—	—	—	13.00	0.54	[3,4]	0.60	[5]	0.60	[5]	1.26	[5]	413	38
12-31-2011	12.92	0.17	[2]	0.19	0.36	(0.32)	(0.03)	—	(0.35)	12.93	2.82	[3]	0.60		0.60		1.27		390	88
12-31-2010	12.71	0.18	[2]	0.23	0.41	(0.20)	—	—	(0.20)	12.92	3.28	[3]	0.63		0.63	[8]	1.39		413	130	[7]
12-31-2009[9]	12.50	0.16	[2]	0.09	0.25	(0.04)	—	—	(0.04)	12.71	1.96	[3]	0.76		0.73		1.25		160	114
1. Six months ended 6-30-12. Unaudited. 2. Based on the average daily shares outstanding. 3. Total returns would have been lower had certain expenses not been reduced during the periods shown. 4. Not annualized. 5. Annualized. 6. The inception date for Series I and Series II shares is 4-30-10. 7. Excludes merger activity. 8. Includes the impact of expense recapture which amounted to less than 0.005% of average net assets. 9. The inception date for Class NAV shares is 1-2-09.

52

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Financial Highlights

Per share operating performance for a share outstanding throughout the period															Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)		Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From capital paid-in ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)		Expenses before reductions and amounts recaptured (%)		Expenses including reductions and amounts recaptured (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)	Portfolio turnover (%)
Strategic Income Opportunities Trust
SERIES I
06-30-2012[1]	12.75	0.41	[2]	0.30	0.71	—	—	—	—	13.46	5.57	[3,4]	0.78	[5]	0.78	[5]	6.24	[5]	337	18
12-31-2011	14.00	0.97	[2]	(0.70)	0.27	(1.52)	—	—	(1.52)	12.75	2.02	[3]	0.78		0.78		6.87		318	50
12-31-2010	13.31	1.16	[2]	0.92	2.08	(1.39)	—	—	(1.39)	14.00	15.89	[3]	0.82		0.82		8.25		307	68	[6]
12-31-2009	11.20	0.95	[2]	1.97	2.92	(0.81)	—	—	(0.81)	13.31	26.66	[3]	0.85	[7]	0.85	[7]	7.67	[7]	28	87
12-31-2008	13.73	0.81	[2]	(1.96)	(1.15)	(1.38)	—	—	(1.38)	11.20	(8.61)[3]		0.82		0.81		6.17		16	40
12-31-2007	13.24	0.77	[2]	0.01	0.78	(0.29)	—	—	(0.29)	13.73	5.87	[3]	0.83		0.83		5.62		14	80
SERIES II
06-30-2012[1]	12.78	0.40	[2]	0.30	0.70	—	—	—	—	13.48	5.48	[3,4]	0.98	[5]	0.98	[5]	6.04	[5]	75	18
12-31-2011	14.02	0.94	[2]	(0.69)	0.25	(1.49)	—	—	(1.49)	12.78	1.89	[3]	0.98		0.98		6.67		75	50
12-31-2010	13.33	1.16	[2]	0.89	2.05	(1.36)	—	—	(1.36)	14.02	15.61	[3]	1.02		1.02		8.01		91	68	[6]
12-31-2009	11.22	0.92	[2]	1.98	2.90	(0.79)	—	—	(0.79)	13.33	26.34	[3]	1.05	[7]	1.05	[7]	7.43	[7]	14	87
12-31-2008	13.74	0.78	[2]	(1.95)	(1.17)	(1.35)	—	—	(1.35)	11.22	(8.76)[3]		1.02		1.01		5.89		10	40
12-31-2007	13.27	0.73	[2]	— [8]	0.73	(0.26)	—	—	(0.26)	13.74	5.54	[3]	1.03		1.03		5.37		17	80
SERIES NAV
06-30-2012[1]	12.72	0.41	[2]	0.30	0.71	—	—	—	—	13.43	5.58	[3,4]	0.73	[5]	0.73	[5]	6.28	[5]	28	18
12-31-2011	13.97	0.97	[2]	(0.69)	0.28	(1.53)	—	—	(1.53)	12.72	2.08	[3]	0.73		0.73		6.91		26	50
12-31-2010	13.29	1.18	[2]	0.90	2.08	(1.40)	—	—	(1.40)	13.97	15.90	[3]	0.77		0.77		8.36		23	68	[6]
12-31-2009	11.18	0.94	[2]	1.99	2.93	(0.82)	—	—	(0.82)	13.29	26.77	[3]	0.80	[7]	0.80	[7]	7.64	[7]	504	87
12-31-2008	13.71	0.82	[2]	(1.96)	(1.14)	(1.39)	—	—	(1.39)	11.18	(8.57)[3]		0.77		0.76		6.23		518	40
12-31-2007	13.23	0.77	[2]	— [8]	0.77	(0.29)	—	—	(0.29)	13.71	5.84	[3]	0.78		0.78		5.65		463	80
1. Six months ended 6-30-12. Unaudited. 2. Based on the average daily shares outstanding. 3. Total returns would have been lower had certain expenses not been reduced during the periods shown. 4. Not annualized. 5. Annualized. 6. Excludes merger activity. 7. Tax expense was 0.04% of average net assets for Series I, Series II and Series NAV. This expense decreased the net investment income (loss) by less than $0.01 for Series I and by $0.01 for Series II and Series NAV and the net investment income (loss) ratio by 0.04%. 8. Less than $0.005 per share.

Total Return Trust
SERIES I
06-30-2012[1,3]	13.81	0.16	[2]	0.49	0.65	—	—	—	—	14.46	4.71	[4,5]	0.78	[6]	0.78	[6]	2.31	[6]	255	71
12-31-2011	14.46	0.28	[2]	0.27	0.55	(0.63)	(0.57)	—	(1.20)	13.81	3.84	[4]	0.78		0.78		1.97		284	280
12-31-2010	13.99	0.28	[2]	0.79	1.07	(0.35)	(0.25)	—	(0.60)	14.46	7.72	[4]	0.77		0.77		1.94		329	545
12-31-2009	13.47	0.49	[2]	1.25	1.74	(0.56)	(0.66)	—	(1.22)	13.99	13.59	[4]	0.77		0.77		3.52		348	244
12-31-2008	13.92	0.57	[2]	(0.20)	0.37	(0.67)	(0.15)	—	(0.82)	13.47	2.69	[4]	0.80		0.79		4.10		327	145
12-31-2007	13.83	0.64	[2]	0.51	1.15	(1.06)	—	—	(1.06)	13.92	8.57	[4]	0.81		0.81		4.67		339	196
SERIES II
06-30-2012[1,3]	13.80	0.15	[2]	0.48	0.63	—	—	—	—	14.43	4.57	[4,5]	0.98	[6]	0.98	[6]	2.11	[6]	293	71
12-31-2011	14.44	0.25	[2]	0.28	0.53	(0.60)	(0.57)	—	(1.17)	13.80	3.71	[4]	0.98		0.98		1.76		291	280
12-31-2010	13.97	0.25	[2]	0.79	1.04	(0.32)	(0.25)	—	(0.57)	14.44	7.48	[4]	0.97		0.97		1.74		345	545
12-31-2009	13.46	0.45	[2]	1.25	1.70	(0.53)	(0.66)	—	(1.19)	13.97	13.28	[4]	0.97		0.97		3.30		344	244
12-31-2008	13.90	0.54	[2]	(0.19)	0.35	(0.64)	(0.15)	—	(0.79)	13.46	2.53	[4]	1.00		0.99		3.90		264	145
12-31-2007	13.79	0.61	[2]	0.51	1.12	(1.01)	—	—	(1.01)	13.90	8.36	[4]	1.01		1.01		4.47		236	196
SERIES NAV
06-30-2012[1,3]	13.76	0.17	[2]	0.47	0.64	—	—	—	—	14.40	4.65	[4,5]	0.73	[6]	0.73	[6]	2.36	[6]	2,904	71
12-31-2011	14.41	0.29	[2]	0.27	0.56	(0.64)	(0.57)	—	(1.21)	13.76	3.90	[4]	0.73		0.73		2.01		2,845	280
12-31-2010	13.94	0.29	[2]	0.79	1.08	(0.36)	(0.25)	—	(0.61)	14.41	7.81	[4]	0.72		0.72		1.99		3,032	545
12-31-2009	13.43	0.48	[2]	1.26	1.74	(0.57)	(0.66)	—	(1.23)	13.94	13.62	[4]	0.72		0.72		3.47		2,582	244
12-31-2008	13.88	0.57	[2]	(0.19)	0.38	(0.68)	(0.15)	—	(0.83)	13.43	2.76	[4]	0.75		0.74		4.15		1,522	145
12-31-2007	13.80	0.64	[2]	0.51	1.15	(1.07)	—	—	(1.07)	13.88	8.61	[4]	0.76		0.76		4.73		1,704	196
1. Six months ended 6-30-12. Unaudited. 2. Based on the average daily shares outstanding. 3. In accordance with Accounting Standards Update 2011-3, Reconsideration of Effective Control for Repurchase Agreements, the Portfolio now recognizes sale-buybacks as secured borrowings and not as purchases and sales of securities. Accordingly, the Portfolio has excluded these transactions from its portfolio turnover calculation. Had these transactions been included, the portfolio turnover rate would have been 163%. The Portfolio also recorded additional income and expenses which were offset by corresponding adjustments to realized and unrealized gain/loss. These adjustments had no overall impact to the per share net asset value but did increase the net investment income per share by $0.01, the ratio of net investment income to average net assets by 0.07% and the ratio of expenses to average net assets by less than 0.005%. 4. Total returns would have been lower had certain expenses not been reduced during the periods shown. 5. Not annualized. 6. Annualized.

53

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Financial Highlights

Per share operating performance for a share outstanding throughout the period															Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)		Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From capital paid-in ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)		Expenses before reductions and amounts recaptured (%)		Expenses including reductions and amounts recaptured (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)	Portfolio turnover (%)
Ultra Short Term Bond Trust
SERIES I
06-30-2012[1]	12.20	0.03	[2]	0.02	0.05	—	—	—	—	12.25	0.41	[3,4]	0.68	[5]	0.68	[5]	0.44	[5]	3	89
12-31-2011	12.36	0.06	[2]	(0.05)	0.01	(0.17)	—	—	(0.17)	12.20	0.12	[3]	0.69		0.72	[6]	0.49		3	171
12-31-2010[7]	12.50	0.03	[2]	(0.05)	(0.02)	(0.12)	—	—	(0.12)	12.36	(0.16)[3,4]		0.88	[5]	0.75	[5]	0.60	[5]	2	56
SERIES II
06-30-2012[1]	12.20	0.01	[2]	0.02	0.03	—	—	—	—	12.23	0.25	[3,4]	0.88	[5]	0.88	[5]	0.24	[5]	117	89
12-31-2011	12.36	0.04	[2]	(0.05)	(0.01)	(0.15)	—	—	(0.15)	12.20	(0.08)[3]		0.89		0.92	[6]	0.29		131	171
12-31-2010[7]	12.50	0.02	[2]	(0.05)	(0.03)	(0.11)	—	—	(0.11)	12.36	(0.24)[3,4]		1.08	[5]	0.95	[5]	0.44	[5]	59	56
SERIES NAV
06-30-2012[1]	12.19	0.03	[2]	0.03	0.06	—	—	—	—	12.25	0.49	[3,4]	0.63	[5]	0.63	[5]	0.49	[5]	3	89
12-31-2011	12.36	0.06	[2]	(0.05)	0.01	(0.18)	—	—	(0.18)	12.19	0.09	[3]	0.64		0.67	[6]	0.53		3	171
12-31-2010[7]	12.50	0.03	[2]	(0.05)	(0.02)	(0.12)	—	—	(0.12)	12.36	(0.13)[3,4]		0.83	[5]	0.70	[5]	0.63	[5]	1	56
1. Six months ended 6-30-12. Unaudited. 2. Based on the average daily shares outstanding. 3. Total returns would have been lower had certain expenses not been reduced during the periods shown. 4. Not annualized. 5. Annualized. 6. Includes the impact of expense recapture which amounted to 0.03% of average net assets. 7. The inception date for Series I, Series II and Series NAV shares is 7-29-10.

54

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Notes to Financial Statements (Unaudited)

1.  ORGANIZATION John Hancock Variable Insurance Trust (the Trust) is a no-load, open-end management investment company organized as a Massachusetts business trust. It is a series company with multiple investment series (the Portfolios), sixteen of which are presented in this report. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act).

The Portfolios may offer up to four classes of shares: Series I, Series II, Series III and Series NAV. The shares offered by a specific Portfolio are shown on the Statements of assets and liabilities. Shares of the Portfolios are presently offered only to certain affiliates of John Hancock Investment Management Services, LLC (the Adviser) and Manulife Financial Corporation (MFC). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, for each class may differ.

2.  SIGNIFICANT ACCOUNTING POLICIES The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Portfolios:

Security valuation  Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the Portfolios use the following valuation techniques. Equity securities held by the Portfolios are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Investments by the Portfolios in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their respective net asset values each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Options listed on an exchange are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. For options not listed on an exchange, an independent pricing source is used to value the options at the mean between the last bid and ask prices. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Swaps are marked-to-market daily based upon values from third party vendors, which may include a registered commodities exchange, or broker quotations. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities and forward foreign currency contracts traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Portfolios’ Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of non-U.S. securities may occur between the times when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Portfolios may use a fair valuation model to value non-U.S. securities in order to adjust for events which may occur between the close of foreign exchanges and the close of the NYSE.

The Portfolios use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Portfolios’ own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the Portfolios’ investments as of June 30, 2012, by major security category or type:

	Total Market Value at 6-30-12	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Active Bond Trust
U.S. Government & Agency Obligations	$370,647,570	—	$370,647,570	—
Foreign Government Obligations	8,339,438	—	8,339,438	—
Corporate Bonds	506,242,124	—	504,515,429	$1,726,695
Capital Preferred Securities	17,409,154	—	17,409,154	—
Convertible Bonds	1,404,738	—	1,404,738	—
Term Loans	2,787,986	—	2,787,986	—
Municipal Bonds	8,601,904	—	8,601,904	—
Collateralized Mortgage Obligations	248,042,441	—	246,700,957	1,341,484
Asset Backed Securities	40,466,779	—	36,823,776	3,643,003
Common Stocks	46,003	—	3,281	42,722
Preferred Securities	8,988,288	$4,747,990	3,074,872	1,165,426
Short-Term Investments	85,255,787	84,255,787	1,000,000	—
Total Investments in Securities	$1,298,232,212	$89,003,777	$1,201,309,105	$7,919,330

55

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

	Total Market Value at 6-30-12	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Bond Trust
U.S. Government & Agency Obligations	$3,950,809,740	—	$3,950,809,740	—
Foreign Government Obligations	8,893,438	—	8,893,438	—
Corporate Bonds	2,599,338,879	—	2,599,338,879	—
Municipal Bonds	15,433,076	—	15,433,076	—
Capital Preferred Securities	97,040,590	—	97,040,590	—
Collateralized Mortgage Obligations	739,254,043	—	731,089,255	$8,164,788
Asset Backed Securities	6,916,281	—	6,916,281	—
Preferred Securities	14,091,321	$14,091,321	—	—
Short-Term Investments	56,299,999	—	56,299,999	—
Total Investments in Securities	$7,488,077,367	$14,091,321	$7,465,821,258	$8,164,788

Bond PS Series
U.S. Government & Agency Obligations	$90,791,883	—	$90,791,883	—
Corporate Bonds	59,634,420	—	59,634,420	—
Capital Preferred Securities	2,025,469	—	2,025,469	—
Collateralized Mortgage Obligations	16,439,328	—	16,258,009	$181,319
Municipal Bonds	367,042	—	367,042	—
Total Investments in Securities	$169,258,142	—	$169,076,823	$181,319

Core Bond Trust
U.S. Government & Agency Obligations	$954,112,082	—	$947,901,112	$6,210,970
Foreign Government Obligations	22,073,523	—	22,073,523	—
Corporate Bonds	394,613,818	—	394,613,818	—
Municipal Bonds	18,981,492	—	18,981,492	—
Collateralized Mortgage Obligations	245,803,275	—	243,990,851	1,812,424
Asset Backed Securities	177,834,721	—	177,834,721	—
Short-Term Investments	58,549,423	$58,549,423	—	—
Total Investments in Securities	$1,871,968,334	$58,549,423	$1,805,395,517	$8,023,394
Sale Commitments Outstanding	($21,810,819)	—	($21,810,819)	—

Global Bond Trust
U.S. Government & Agency Obligations	$231,952,373	—	$231,952,373	—
Foreign Government Obligations	309,856,492	—	309,856,492	—
Corporate Bonds	357,467,175	—	357,467,175	—
Municipal Bonds	33,429,889	—	33,429,889	—
Capital Preferred Securities	175,500	—	175,500	—
Collateralized Mortgage Obligations	138,675,184	—	138,675,184	—
Asset Backed Securities	24,410,198	—	24,410,198	—
Term Loans	6,082,646	—	6,082,646	—
Preferred Securities	2,256,878	$220,304	—	$2,036,574
Options Purchased	37,961	—	37,961	—
Escrow Shares	2,440,125	—	2,440,125	—
Short-Term Investments	123,807,306	—	123,807,306	—
Total Investments in Securities	$1,230,591,727	$220,304	$1,228,334,849	$2,036,574
Other Financial Instruments:
Futures	($484,864)	($484,864)	—	—
Forward Foreign Currency Contracts	($714,486)	—	($714,486)	—
Written Options	($2,854,175)	($52,961)	($2,791,794)	($9,420)
Interest Rate Swaps	$4,265,510	—	$4,265,510	—
Currency Swaps	($7,936)	—	($7,936)	—
Credit Default Swaps	($457,149)	—	($457,149)	—

High Yield Trust
Foreign Government Obligations	$6,746,258	—	$6,645,053	$101,205
Corporate Bonds	196,282,141	—	195,751,987	530,154
Capital Preferred Securities	3,401,900	—	3,344,500	57,400
Convertible Bonds	2,329,200	—	2,329,200	—
Term Loans	5,912,463	—	5,912,463	—
Common Stocks	9,071,910	$5,863,985	33,750	3,174,175
Preferred Securities	6,438,737	6,438,737	—	—
Escrow Certificates	91,610	—	45,563	46,047
Warrants	912,375	163,983	748,392	—
Options Purchased	140,892	—	140,892	—
Securities Lending Collateral	10,017	10,017	—	—
Short-Term Investments	4,200,000	—	4,200,000	—
Total Investments in Securities	$235,537,503	$12,476,722	$219,151,800	$3,908,981
Other Financial Instruments:
Forward Foreign Currency Contracts	$49,354	—	$49,354	—
Written Options	($46,826)	—	($46,826)	—
Credit Default Swaps	$231,331	—	$231,331	—

56

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

	Total Market Value at 6-30-12	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Income Trust
Corporate Bonds	$167,015,414	—	$167,015,414	—
Convertible Bonds	2,806,494	—	2,806,494	—
Term Loans	17,841,266	—	17,841,266	—
Collateralized Mortgage Obligations	1,773,113	—	1,773,113	—
Common Stocks	179,042,522	$155,155,679	23,886,843	—
Preferred Securities	24,005,668	18,316,764	5,688,904	—
Warrants	743,634	743,634	—	—
Securities Lending Collateral	5,550,602	5,550,602	—	—
Short-Term Investments	3,176,000	—	3,176,000	—
Total Investments in Securities	$401,954,713	$179,766,679	$222,188,034	—

New Income Trust
U.S. Government & Agency Obligations	$1,411,666,938	—	$1,411,666,938	—
Foreign Government Obligations	67,631,416	—	67,631,416	—
Corporate Bonds	829,208,672	—	829,208,672	—
Municipal Bonds	106,861,531	—	106,861,531	—
Term Loans	56,243,085	—	56,243,085	—
Collateralized Mortgage Obligations	190,690,402	—	187,740,402	$2,950,000
Asset Backed Securities	103,896,669	—	103,896,669	—
Capital Preferred Securities	11,313,296	—	11,313,296	—
Short-Term Investments	24,605,101	$22,053,549	2,551,552	—
Total Investments in Securities	$2,802,117,110	$22,053,549	$2,777,113,561	$2,950,000
Other Financial Instruments:
Futures	($346,482)	($346,482)	—	—
Forward Foreign Currency Contracts	($872,119)	—	($872,119)	—

Real Return Bond Trust
U.S. Government & Agency Obligations	$124,419,688	—	$124,419,688	—
Foreign Government Obligations	4,378,746	—	4,378,746	—
Corporate Bonds	25,323,365	—	25,323,365	—
Municipal Bonds	234,606	—	234,606	—
Collateralized Mortgage Obligations	8,729,996	—	8,729,996	—
Asset Backed Securities	4,168,719	—	4,168,719	—
Options Purchased	91,682	—	91,682	—
Short-Term Investments	57,828,085	—	57,828,085	—
Total Investments in Securities	$225,174,887	—	$225,174,887	—
Other Financial Instruments:
Futures	$47,384	$47,384	—	—
Forward Foreign Currency Contracts	($295,623)	—	($295,623)	—
Written Options	($235,561)	—	($229,560)	($6,001)
Interest Rate Swaps	$318,897	—	$318,897	—
Credit Default Swaps	$61,317	—	$61,317	—

Short Term Government Income Trust
U.S. Government & Agency Obligations	$515,527,925	—	$515,527,925	—
Collateralized Mortgage Obligations	45,106,986	—	44,538,536	$568,450
Preferred Securities	132,835	$132,835	—	—
Short-Term Investments	2,000,000	—	2,000,000	—
Total Investments in Securities	$562,767,746	$132,835	$562,066,461	$568,450
Other Financial Instruments:
Futures	($44,248)	($44,248)	—	—

Strategic Income Opportunities Trust
Foreign Government Obligations	$112,162,748	—	$112,162,748	—
Corporate Bonds	215,513,520	—	211,549,720	$3,963,800
Capital Preferred Securities	14,358,232	—	14,358,232	—
Convertible Bonds	7,185,415	—	7,185,415	—
Municipal Bonds	175,296	—	175,296	—
Term Loans	24,250,982	—	23,660,982	590,000
Collateralized Mortgage Obligations	19,332,167	—	19,045,827	286,340
Asset Backed Securities	1,761,773	—	1,761,773	—
Common Stocks	18,940,245	$18,926,247	—	13,998
Preferred Securities	20,432,384	19,441,085	601,030	390,269
Escrow Certificates	15,919	—	—	15,919
Options Purchased	190,219	—	190,219	—
Short-Term Investments	372,738	—	372,738	—
Total Investments in Securities	$434,691,638	$38,367,332	$391,063,980	$5,260,326
Other Financial Instruments:
Futures	$40,109	$40,109	—	—
Forward Foreign Currency Contracts	($1,081,735)	—	($1,081,735)	—
Written Options	($169,994)	—	($169,994)	—

57

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

	Total Market Value at 6-30-12	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Total Return Trust
U.S. Government & Agency Obligations	$2,864,051,236	—	$2,864,051,236	—
Foreign Government Obligations	184,079,930	—	184,079,930	—
Corporate Bonds	821,640,595	—	821,640,595	—
Capital Preferred Securities	22,674,956	—	22,674,956	—
Municipal Bonds	137,261,904	—	137,261,904	—
Term Loans	6,672,729	—	6,672,729	—
Collateralized Mortgage Obligations	194,799,642	—	194,799,642	—
Asset Backed Securities	88,549,279	—	72,461,779	$16,087,500
Preferred Securities	8,465,588	—	—	$8,465,588
Escrow Shares	4,432,500	—	4,432,500	—
Short-Term Investments	211,492,904	—	211,492,904	—
Total Investments in Securities	$4,544,121,263	—	$4,519,568,175	$24,553,088
Sale Commitments Outstanding	($10,599,485)	—	($10,599,485)	—
Other Financial Instruments:
Futures	$1,906,888	$1,906,888	—	—
Forward Foreign Currency Contracts	($3,935,274)	—	($3,935,274)	—
Written Options	($1,065,905)	($114,375)	($876,746)	($74,784)
Interest Rate Swaps	($33,947,409)	—	($33,947,409)	—
Credit Default Swaps	$1,570,384	—	$1,570,384	—

As of June 30, 2012, all investments for Money Market Trust, Money Market Trust B and Ultra Short Term Bond Trust were categorized as Level 2 under the hierarchy described above.

All investments for Investment Quality Bond Trust were categorized as Level 2 under the hierarchy described above except for futures, which were categorized as Level 1.

The following tables show reconciliations of Level 3 assets for which significant unobservable inputs were used to determine fair value of the respective Portfolios. Transfers into or out of Level 3 represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period and in all cases were transferred into or out of Level 2. Securities were transferred into Level 3 because of a lack of observable market data which resulted from an absence of market activity for these securities. In addition, securities were transferred from Level 3 since observable market data became available due to the increased market activity of these securities.

High Yield Trust
	Foreign Government Obligations	Corporate Bonds	Capital Preferred Securities	Convertible Bonds	Common Stocks	Preferred Securities	Escrow Certificates	Total
Balance as of 12-31-11	$94,285	$1,044,275	—	$787,140	$2,866,438	$37,980	$44,063	$4,874,181
Realized gain (loss)	—	—	—	—	—	(186,735)	—	(186,735)
Change in unrealized appreciation (depreciation)	6,920	31,391	$175	226,259	109,642	173,020	1,984	549,391
Purchases	—	531,295	57,225	—	198,095	—	—	786,615
Sales	—	(618,432)	—	(1,013,399)	—	(24,265)	—	(1,656,096)
Transfers into Level 3	—	—	—	—	—	—	—	—
Transfers out of Level 3	—	(458,375)	—	—	—	—	—	(458,375)
Balance as of 6-30-12	$101,205	$530,154	$57,400	—	$3,174,175	—	$46,047	$3,908,981
Change in unrealized at period end*	$6,920	($1,141)	$175	—	$109,642	—	$1,984	$117,580

Strategic Income Opportunities Trust
	Corporate Bonds	Capital Preferred Securities	Term Loans	Collateralized Mortgage Obligations	Asset Backed Securities	Common Stocks	Preferred Securities	Escrow Certificates	Total
Balance as of 12-31-11	$4,500,633	$241,500	—	$2,908,333	$269,925	$22,887	$366,390	$14,150	$8,323,818
Realized gain (loss)	(88,114)	(9,199)	—	—	(29)	—	—	—	(97,342)
Change in unrealized appreciation (depreciation)	743,811	7,699	—	31,740	22,904	(8,889)	23,879	1,769	822,913
Purchases	—	—	$590,000	961	—	—	—	—	590,961
Sales	(1,192,530)	(240,000)	—	(37,706)	(292,800)	—	—	—	(1,763,036)
Transfers into Level 3	—	—	—	184,494	—	—	—	—	184,494
Transfers out of Level 3	—	—	—	(2,801,482)	—	—	—	—	(2,801,482)
Balance as of 6-30-12	$3,963,800	—	$590,000	$286,340	—	$13,998	$390,269	$15,919	$5,260,326
Change in unrealized at period end*	$618,041	—	—	$31,740	—	($8,889)	$23,879	$1,769	$666,540

*	Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at the period end.

Repurchase agreements  The Portfolios may enter into repurchase agreements. When a Portfolio enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Portfolio’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline. Collateral for certain tri-party repurchase agreements is held at a third-party custodian bank in a segregated account for the benefit of the Portfolios.

When-issued/delayed-delivery securities  The Portfolios may purchase or sell debt securities on a when-issued or delayed-delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting

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from these transactions are included in the Portfolio of investments or in a schedule to the Portfolio of investments (Sale Commitments Outstanding). At the time that a Portfolio enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in the Portfolio’s net asset value. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the Portfolio until payment takes place. At the time that the Portfolio enters into this type of transaction, the Portfolio is required to have sufficient cash and/or liquid securities to cover its commitments.

Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic or other factors. Additionally, losses may arise due to declines in the value of the securities prior to settlement date.

Sale-Buybacks  Certain Portfolios may enter into financing transactions referred to as sale-buybacks. A sale-buyback transaction consists of a sale of a security by a Portfolio to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Portfolio are reflected as a liability on the Statement of assets and liabilities. The Portfolio will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the price drop. A price drop consists of the foregone interest and inflationary income adjustments, if any, the Portfolio would have otherwise received had the security not been sold and the negotiated financing terms between the Portfolio and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statement of operations. Interest payments based upon negotiated financing terms made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The following table details the average borrowings under the sale-buybacks and the weighted average interest rate:

Portfolio	Average Borrowing	Weighted Average Interest Rate
Global Bond Trust	12,823,635	0.440%
Real Return Bond Trust	49,439,507	0.223%
Total Return Trust	179,981,517	0.090%

Term loans (Floating rate loans)  Certain Portfolios may invest in term loans, which often include debt securities that are rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

A Portfolio’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. A Portfolio’s failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason, would adversely affect the Portfolio’s income and would likely reduce the value of its assets. Because many term loans are not rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadviser’s credit analysis of the borrower and/or term loan agents. A Portfolio may have limited rights to enforce the terms of an underlying loan.

At June 30, 2012, High Yield Trust had $310,986 in unfunded loan commitments outstanding.

Security transactions and related investment income  Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the Portfolios become aware of the dividends. Foreign taxes are provided for based on the Portfolios’ understanding of the tax rules and rates that exist in the foreign markets in which they invest. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

For Money Market Trust and Money Market Trust B, investment security transactions are recorded as of the date of purchase, sale or maturity.

Inflation-indexed bonds  Inflation-indexed bonds are securities that generally have a lower coupon interest rate fixed at issuance but whose principal value is periodically adjusted to a rate of inflation, such as the Consumer Price Index. Over the life of an inflation-indexed bond, interest is paid on the inflation adjusted principal value as described above. Increases in the principal amount of these securities are recorded as interest income. Decreases in the principal amount of these securities may reduce interest income to the extent of income previously recorded. Excess amounts are recorded as an adjustment to cost.

Payment-in-kind bonds  The Portfolios may invest in payment-in-kind bonds (PIK Bonds). PIK Bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. The market prices of PIK Bonds are affected to a greater extent by interest rate changes and thereby tend to be more volatile than securities which pay cash interest periodically. The Portfolios accrue income on these securities and this income is required to be distributed to shareholders. Because no cash is received at the time income accrues on these securities, the Portfolios may need to sell other investments to make distributions.

Securities lending  Certain Portfolios may lend securities to earn additional income. They receive cash collateral from the borrower in an amount not less than the market value of the loaned securities. The Portfolios will invest their collateral in JHCIT, an affiliate of the Portfolios, and as a result, the Portfolios will receive the benefit of any gains and bear any losses generated by JHCIT. Although risk of the loss of the securities lent is mitigated by holding the collateral, the Portfolios could experience a delay in recovering securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value. The Portfolios may receive compensation for lending securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Net income received from JHCIT is a component of securities lending income as recorded on the Statements of operations.

Foreign currency translation  Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the

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transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Portfolios that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs) and accounting standards. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Foreign taxes  The Portfolios may be subject to withholding tax on income or capital gains or repatriation taxes as imposed by certain countries in which they invest. Taxes are accrued based upon net investment income, net realized gains or net unrealized appreciation.

Stripped securities  Stripped mortgage-backed securities are financial instruments structured to separate principal and interest cash flows so that one class receives only principal payments from the underlying mortgage assets (PO, or principal only), while the other class receives the interest cash flows (IO, or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped mortgage-backed security. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Portfolios may fail to fully recover their initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates. In addition, these securities present additional credit risk such that the Portfolios may not receive all or part of their principal or interest payments because the borrower or issuer has defaulted on its obligation.

Line of credit  The Portfolios may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to a Portfolio to make properly authorized payments. The Portfolios are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any Portfolio property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the Portfolios and other affiliated funds have entered into an agreement with Citibank N.A. which enables them to participate in a $200 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statements of operations. For the six months ended June 30, 2012, the Portfolios had no borrowings under the line of credit.

Expenses  Within the John Hancock Funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations  Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, are calculated daily for each class, based on the net asset value of the class and the applicable specific expense rates.

Federal income taxes  The Portfolios intend to continue to qualify as regulated investment companies by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Under the Regulated Investment Company Modernization Act of 2010, the Portfolios are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For federal income tax purposes, certain Portfolios have capital loss carryforwards available to offset future net realized capital gains as of December 31, 2011. Availability of a certain amount of the loss carryforwards, which were acquired in mergers, may be limited in a given year. The following table details the capital loss carryforward available as of December 31, 2011:

	CAPITAL LOSS CARRYFORWARDS EXPIRING AT DECEMBER 31							No Expiration Date
Portfolio	2012	2013	2014	2015	2016	2017	2018	Short Term	Long Term
Bond Trust	—	—	—	—	$9,354,218	$6,840,017	—	—	—
Global Bond Trust	—	—	—	—	—	37,994,566	—	$2,570,137	—
High Yield Trust	—	—	$6,065,748	$10,696,343	88,168,936	255,192,811	—	8,144,543	$27,436,069
Income Trust	—	—	—	—	20,855,494	30,421,084	$7,902,499	—	—
Investment Quality Bond Trust	—	—	—	—	—	4,620,874	—	—	—
Real Return Bond Trust	—	—	—	—	—	36,590,246	3,252,860	—	—
Short Term Government Income Trust	$1,091,820	$3,171,452	841,336	1,762,463	6,266,872	49,933,390	—	1,150,536	2,193,881
Strategic Income Opportunities Trust	—	2,355,770	2,558,125	—	46,766,193	29,809,523	—	4,980,903	—
Total Return Trust	—	—	—	—	—	—	—	13,479,121	—
Ultra Short Term Bond Trust	—	—	—	—	—	—	59,426	743,585	96,181

As of December 31, 2011, the Portfolios had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The Portfolios’ federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

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The costs of investments owned on June 30, 2012, including short-term investments, for federal income tax purposes, were as follows:

Portfolio	Aggregate Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Active Bond Trust	$1,279,434,173	$68,712,035	($49,913,996)	$18,798,039
Bond Trust	7,405,289,840	142,824,590	(60,037,063)	82,787,527
Bond PS Series	167,743,703	2,044,401	(529,962)	1,514,439
Core Bond Trust	1,842,453,983	31,937,559	(2,423,208)	29,514,351
Global Bond Trust	1,245,885,033	28,178,681	(43,471,987)	(15,293,306)
High Yield Trust	249,573,139	10,146,805	(24,182,441)	(14,035,636)
Income Trust	417,617,572	42,723,428	(58,386,287)	(15,662,859)
Investment Quality Bond Trust	414,389,123	25,487,608	(1,099,465)	24,388,143
New Income Trust	2,700,292,656	110,865,316	(9,040,862)	101,824,454
Real Return Bond Trust	221,882,258	5,267,558	(1,974,929)	3,292,629
Short Term Government Income Trust	556,910,498	8,176,965	(2,319,717)	5,857,248
Strategic Income Opportunities Trust	419,807,940	30,811,077	(15,927,379)	14,883,698
Total Return Trust	4,443,158,634	132,555,933	(31,593,304)	100,962,629
Ultra Short Term Bond Trust	118,980,101	142,562	(1,100,333)	(957,771)

Distribution of income and gains  Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Portfolios generally declare and pay dividends and capital gain distributions, if any, at least annually with the exception of Money Market Trust and Money Market Trust B. Money Market Trust and Money Market Trust B will declare and pay dividends daily from net investment income, if any. Capital gain distributions, if any, are distributed annually.

Distributions paid by the Portfolios with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to defaulted bonds, foreign currency transactions, expiration of capital loss carryforwards, derivative transactions, amortization and accretion on debt securities, merger related transactions, straddle loss deferrals, tender offer reclasses, wash sale loss deferrals and characterization of distributions.

Statement of cash flows  Information on financial transactions that have been settled through the receipt and disbursement of cash is presented in the Statement of cash flows. The cash amount shown in the Statement of cash flows is the amount included in the Portfolio’s Statement of assets and liabilities and represents the cash on hand at its custodian and does not include any short-term investments or cash held at broker for futures contracts.

New accounting pronouncement  In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-11 (ASU 2011-11), Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statements of assets and liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods. ASU 2011-11 may result in additional disclosure relating to the presentation of derivatives and certain other financial instruments.

3.  DERIVATIVE INSTRUMENTS  The Portfolios may invest in derivatives in order to meet their investment objectives. The use of derivatives may involve risks different from, or potentially greater than, the risks associated with investing directly in securities. Specifically, the Portfolios are exposed to the risk that the counterparty to an over-the-counter (OTC) derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction. If the counterparty defaults, the Portfolios will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that the Portfolios will succeed in enforcing them.

The Portfolios have entered into collateral agreements with certain counterparties to mitigate counterparty risk on over-the-counter derivatives, including swaps and forward currency exchange contracts, and other investment types. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the Portfolios is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the Portfolios is noted in the accompanying Portfolio of investments and/or Statements of assets and liabilities. The tables below summarize the collateral pledged to the Portfolios and posted by the Portfolios as of June 30, 2012:

Collateral Pledged to Portfolios

Portfolio	Swaps	TBAs	Forward Foreign Currency Contracts	Total
Global Bond Trust	$11,550,678	$2,250,000	$4,860,000	$18,660,678
Investment Quality Bond Trust	400,000	—	—	400,000
Real Return Bond Trust	580,000	—	—	580,000
Total Return Trust	8,310,000	3,985,000	312,000	12,607,000

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Collateral Pledged by Portfolios

Collateral for:		Swaps
Collateral type:	USD	Foreign Currency	U.S. Treasury Securities	Total
Portfolio
Global Bond Trust	$11,000	$1,103,994	$4,547,000	$5,661,994
Investment Quality Bond Trust	—	—	2,554,000	2,554,000
Real Return Bond Trust	—	—	388,046	388,046
Total Return Trust	35,795,397	2,535	19,462,319	55,260,251

Futures  A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates and potential losses in excess of the amounts recognized on the Statements of assets and liabilities.

Upon entering into a futures contract, the Portfolios are required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is generally based on a percentage of the contract value; this amount is the initial margin for the trade. The margin deposit must then be maintained at the established level over the life of the contract. Futures collateral receivable/payable is included on the Statements of assets and liabilities. Futures contracts are marked-to-market daily and an appropriate payable or receivable for the change in value (variation margin) and unrealized gain or loss is recorded by the Portfolios. When the contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The following tables summarize the contracts held at June 30, 2012, and the range of futures contracts notional amounts held by the Portfolios during the six months ended June 30, 2012. In addition, the tables detail how the Portfolios used futures contracts during the six months ended June 30, 2012.

Active Bond Trust

The Portfolio used futures contracts to manage duration. During the six months ended June 30, 2012, the Portfolio held futures contracts with total values ranging up to approximately $21.4 million, as measured at each quarter end. At June 30, 2012, the Portfolio held no futures contracts.

Bond Trust

The Portfolio used futures contracts to manage duration. During the six months ended June 30, 2012, the Portfolio held futures contracts with total values ranging up to approximately $505.6 million, as measured at each quarter end. At June 30, 2012, the Portfolio held no futures contracts.

Bond PS Series

The Portfolio used futures contracts to manage duration. During the six months ended June 30, 2012, the Portfolio held futures contracts with total values ranging up to approximately $4.7 million, as measured at each quarter end. At June 30, 2012, the Portfolio held no futures contracts.

Global Bond Trust

The Portfolio used futures contracts to manage duration, manage against anticipated interest rate changes, maintain diversity and liquidity of the Portfolio and as a substitute for securities purchased. During the six months ended June 30, 2012, the Portfolio held futures contracts with total values ranging from approximately $246.0 million to $347.5 million, as measured at each quarter end.

PORTFOLIO	OPEN CONTRACTS	NUMBER OF CONTRACTS	POSITION	EXPIRATION DATE	VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Global Bond Trust	10-Year Japan Government Bond Futures	42	Long	Sep 2012	$75,498,593	$185,715
	Euro BTP Italian Government Bond Futures	27	Long	Sep 2012	3,432,565	(14,494)
	German Euro BOBL Futures	250	Long	Sep 2012	39,828,424	(426,192)
	German Euro BUND Futures	179	Long	Sep 2012	31,917,282	(234,600)
	U.S. Treasury 10-Year Note Futures	768	Long	Sep 2012	102,432,000	(1,264)
	3-Year Australian Treasury Bond Futures	614	Short	Sep 2012	(69,372,932)	143,761
	10-Year Canada Government Bond Futures	120	Short	Sep 2012	(16,318,633)	(171,078)
	U.K. Long Gilt Bond Futures	47	Short	Sep 2012	(8,767,580)	33,288
						($484,864)

Investment Quality Bond Trust

The Portfolio used futures contracts to manage duration, manage against anticipated interest rate changes and as a substitute for securities purchased. During the six months ended June 30, 2012, the Portfolio held futures contracts with total values ranging from approximately $33.2 million to $90.9 million, as measured at each quarter end.

PORTFOLIO	OPEN CONTRACTS	NUMBER OF CONTRACTS	POSITION	EXPIRATION DATE	VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Investment Quality Bond Trust	U.K. Long Gilt Bond Futures	27	Long	Sep 2012	$5,036,695	$20,600
	U.S. Treasury 2-Year Note Futures	42	Long	Sep 2012	9,247,875	(3,986)
	U.S. Treasury 5-Year Note Futures	127	Long	Sep 2012	15,744,031	26,627
	U.S. Treasury 10-Year Note Futures	37	Long	Sep 2012	4,934,875	4,369
	U.S. Treasury 30-Year Bond Futures	19	Long	Sep 2012	2,811,406	(11,181)
	U.S. Treasury Ultra Long Bond Futures	22	Long	Sep 2012	3,670,563	(26,027)
	10-Year Australian Treasury Bond Futures	43	Short	Sep 2012	(5,521,456)	19,364
						$29,766

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New Income Trust

The Portfolio used futures contracts to manage duration and manage against anticipated interest rate changes. During the six months ended June 30, 2012, the Portfolio held futures contracts with total values ranging from approximately $11.2 million to $157.4 million, as measured at each quarter end.

PORTFOLIO	OPEN CONTRACTS	NUMBER OF CONTRACTS	POSITION	EXPIRATION DATE	VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
New Income Trust	U.S. Treasury 5-Year Note Futures	281	Long	Sep 2012	$34,835,219	$47,173
	U.S. Treasury Ultra Long Bond Futures	79	Long	Sep 2012	13,180,656	(108,500)
	U.S. Treasury 10-Year Note Futures	820	Short	Sep 2012	(109,367,500)	(285,155)
						($346,482)

Real Return Bond Trust

The Portfolio used futures contracts to manage duration, manage against anticipated interest rate changes, maintain diversity and liquidity of the Portfolio and as a substitute for securities purchased. During the six months ended June 30, 2012, the Portfolio held futures contracts with total values ranging from approximately $6.1 million to $37.5 million, as measured at each quarter end.

PORTFOLIO	OPEN CONTRACTS	NUMBER OF CONTRACTS	POSITION	EXPIRATION DATE	VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Real Return Bond Trust	Eurodollar Futures	17	Long	Mar 2015	$4,211,963	$28,791
	Eurodollar Futures	7	Long	Jun 2015	1,732,412	13,291
	German Euro BUND Futures	1	Short	Sep 2012	(178,309)	5,302
						$47,384

Short Term Government Income Trust

The Portfolio uses futures contracts to manage duration. During the six months ended June 30, 2012, the Portfolio held futures contracts with total values ranging up to approximately $49.0 million, as measured at each quarter end.

PORTFOLIO	OPEN CONTRACTS	NUMBER OF CONTRACTS	POSITION	EXPIRATION DATE	VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Short Term Government Income Trust	U.S. Treasury 5-Year Note Futures	175	Short	Sep 2012	($21,694,531)	($44,248)
						($44,248)

Strategic Income Opportunities Trust

The Portfolio used futures contracts to manage duration. During the six months ended June 30, 2012, the Portfolio held futures contracts with total values ranging from approximately $3.1 million to $26.0 million, as measured at each quarter end.

PORTFOLIO	OPEN CONTRACTS	NUMBER OF CONTRACTS	POSITION	EXPIRATION DATE	VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Strategic Income Opportunities Trust	U.S. Treasury 10-Year Note Futures	195	Short	Sep 2012	($26,008,125)	$40,109
						$40,109

Total Return Trust

The Portfolio used futures contracts to manage duration, manage against anticipated interest rate changes, maintain diversity and liquidity of the Portfolio and as a substitute for securities purchased. During the six months ended June 30, 2012, the Portfolio held futures contracts with total values ranging from approximately $476.5 million to $2.7 billion, as measured at each quarter end.

PORTFOLIO	OPEN CONTRACTS	NUMBER OF CONTRACTS	POSITION	EXPIRATION DATE	VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Total Return Trust	Eurodollar Futures	733	Long	Mar 2015	$181,609,913	$198,953
	Eurodollar Futures	257	Long	Jun 2015	63,604,287	57,344
	Eurodollar Futures	87	Long	Sep 2015	21,504,225	53,164
	U.S. Treasury 10-Year Note Futures	2,737	Long	Sep 2012	365,047,375	1,590,360
	German Euro BUND Futures	18	Short	Sep 2012	(3,209,559)	7,067
						$1,906,888

Forward foreign currency contracts  A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral, the risk that currency movements will not occur thereby reducing a Portfolio’s total return, and the potential for losses in excess of the amounts recognized on the Statements of assets and liabilities.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the Portfolios as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

The following tables summarize the contracts held at June 30, 2012, and the range of notional contract amounts held by the Portfolios during the six months ended June 30, 2012. In addition, the tables detail how the Portfolios used forward foreign currency contracts during the six months ended June 30, 2012.

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Global Bond Trust

The Portfolio used forward foreign currency contracts to manage against anticipated currency exchange rate changes, gain exposure to foreign currency and maintain diversity and liquidity of the Portfolio. During the six months ended June 30, 2012, the Portfolio held forward foreign currency contracts with USD notional values ranging from approximately $940.7 million to $1.1 billion, as measured at each quarter end.

PORTFOLIO	CURRENCY	PRINCIPAL AMOUNT COVERED BY CONTRACT	PRINCIPAL AMOUNT COVERED BY CONTRACT (USD)	COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Global Bond Trust	BUYS
	Australian Dollar	139,000	$139,787	Barclays Bank PLC	7/3/2012	$2,479
	Australian Dollar	4,256,000	4,321,754	Barclays Bank PLC	7/19/2012	27,638
	Australian Dollar	403,000	404,698	BNP Paribas SA	7/19/2012	7,145
	Australian Dollar	2,546,000	2,552,500	Credit Suisse International	7/19/2012	49,369
	Australian Dollar	9,828,000	9,882,982	JPMorgan Chase Bank	7/19/2012	160,682
	Australian Dollar	6,694,000	6,759,695	Royal Bank of Canada	7/19/2012	81,197
	Australian Dollar	5,781,000	5,708,657	UBS AG	7/19/2012	199,200
	Canadian Dollar	3,094,000	2,999,370	Royal Bank of Canada	9/20/2012	34,384
	Canadian Dollar	14,030,000	13,649,055	UBS AG	9/20/2012	107,754
	Chinese Yuan Renminbi	20,000,000	3,192,848	Deutsche Bank AG London	8/5/2013	(68,287)
	Chinese Yuan Renminbi	45,000,000	7,219,637	Goldman Sachs International	8/5/2013	(189,376)
	Chinese Yuan Renminbi	14,000,000	2,225,755	The Royal Bank of Scotland PLC	8/5/2013	(38,563)
	Chinese Yuan Renminbi	15,000,000	2,389,867	UBS AG	8/5/2013	(46,447)
	Chinese Yuan Renminbi	6,596,140	1,084,000	Barclays Capital	4/25/2014	(57,715)
	Chinese Yuan Renminbi	12,873,275	2,114,000	Citibank N.A.	4/25/2014	(111,063)
	Chinese Yuan Renminbi	4,500,510	739,000	Goldman Sachs International	4/25/2014	(38,771)
	Chinese Yuan Renminbi	4,399,455	723,000	HSBC Bank USA	4/25/2014	(38,494)
	Chinese Yuan Renminbi	7,369,915	1,210,000	JPMorgan Chase Bank	4/25/2014	(63,324)
	Chinese Yuan Renminbi	7,499,973	1,229,000	The Royal Bank of Scotland PLC	4/25/2014	(62,089)
	Chinese Yuan Renminbi	8,792,825	1,445,000	UBS AG	4/25/2014	(76,935)
	Chinese Yuan Renminbi	4,482,200	730,000	Bank of America N.A.	9/8/2015	(36,347)
	Chinese Yuan Renminbi	8,950,800	1,468,946	Barclays Capital	9/8/2015	(83,744)
	Chinese Yuan Renminbi	32,283,693	5,336,196	Citibank N.A.	9/8/2015	(340,059)
	Chinese Yuan Renminbi	6,380,000	1,055,680	JPMorgan Chase Bank	9/8/2015	(68,328)
	Chinese Yuan Renminbi	4,368,300	710,000	Morgan Stanley & Company, Inc.	9/8/2015	(33,974)
	Danish Krone	32,559,000	5,596,421	HSBC Bank USA	8/23/2012	(46,412)
	Euro	124,000	154,211	Barclays Bank PLC	9/14/2012	2,816
	Euro	234,000	294,273	BNP Paribas SA	9/14/2012	2,052
	Euro	6,026,000	7,535,965	Deutsche Bank AG London	9/14/2012	95,043
	Euro	3,251,000	4,099,622	JPMorgan Chase Bank	9/14/2012	17,273
	Euro	1,540,000	1,926,363	Royal Bank of Canada	9/14/2012	23,812
	Euro	14,342,000	17,950,957	UBS AG	9/14/2012	210,993
	Hong Kong Dollar	83,486,148	10,756,376	UBS AG	8/17/2012	6,603
	Indian Rupee	66,203,853	1,296,082	JPMorgan Chase Bank	7/12/2012	(112,561)
	Indian Rupee	387,483	6,672	HSBC Bank USA	10/3/2012	146
	Indonesian Rupiah	123,660,000	13,076	Morgan Stanley & Company, Inc.	7/2/2012	90
	Indonesian Rupiah	123,660,000	13,035	UBS AG	7/2/2012	131
	Japanese Yen	7,478,012,000	93,147,388	BNP Paribas SA	7/17/2012	423,015
	Japanese Yen	3,702,771,000	46,266,709	Deutsche Bank AG London	7/17/2012	65,093
	Japanese Yen	1,665,867,000	20,799,418	Citibank N.A.	7/26/2012	47,895
	Japanese Yen	35,007,000	440,285	Royal Bank of Canada	7/26/2012	(2,193)
	Japanese Yen	9,514,916,000	118,475,137	UBS AG	7/26/2012	598,257
	Malaysian Ringgit	52,873	16,533	UBS AG	7/16/2012	103
	Mexican Peso	17,337,355	1,260,000	UBS AG	7/23/2012	37,234
	Mexican Peso	48,098,570	3,460,000	Barclays Bank PLC	8/15/2012	131,033
	Mexican Peso	24,678,155	1,782,000	HSBC Bank USA	8/15/2012	60,468
	Mexican Peso	4,094,777	291,850	JPMorgan Chase Bank	8/15/2012	13,865
	Mexican Peso	8,364,284	596,912	Morgan Stanley & Company, Inc.	8/15/2012	27,564
	Mexican Peso	216,210,691	15,542,131	UBS AG	8/15/2012	600,133
	Mexican Peso	9,401,132	676,000	Morgan Stanley & Company, Inc.	8/27/2012	25,083
	Mexican Peso	9,775,285	703,000	UBS AG	8/27/2012	25,985
	Mexican Peso	92,019,824	6,885,650	HSBC Bank USA	10/18/2012	(56,205)
	Philippine Peso	1,904,310	43,527	Citibank N.A.	10/31/2012	1,339
	Pound Sterling	320,000	501,572	HSBC Bank USA	7/3/2012	(404)
	Pound Sterling	330,000	511,332	Barclays Bank PLC	9/12/2012	5,395

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PORTFOLIO	CURRENCY	PRINCIPAL AMOUNT COVERED BY CONTRACT	PRINCIPAL AMOUNT COVERED BY CONTRACT (USD)	COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Global Bond Trust, continued	BUYS
	Pound Sterling	837,000	$1,309,612	Credit Suisse International	9/12/2012	$994
	Pound Sterling	3,822,000	5,944,654	Deutsche Bank AG London	9/12/2012	39,978
	Pound Sterling	407,000	633,312	JPMorgan Chase Bank	9/12/2012	3,984
	Pound Sterling	463,000	719,900	Morgan Stanley & Company, Inc.	9/12/2012	5,083
	Pound Sterling	6,428,000	9,934,307	Royal Bank of Canada	9/12/2012	130,900
	Pound Sterling	365,000	566,449	The Royal Bank of Scotland PLC	9/12/2012	5,082
	Pound Sterling	9,715,000	15,051,508	UBS AG	9/12/2012	160,608
	Singapore Dollar	18,857	15,265	UBS AG	8/3/2012	(379)
	South African Rand	40,164,946	4,842,536	Deutsche Bank AG London	7/26/2012	53,813
	South Korean Won	1,271,703,000	1,090,000	BNP Paribas SA	7/12/2012	20,192
	South Korean Won	680,594,200	583,000	Citibank N.A.	7/12/2012	11,156
	South Korean Won	680,594,200	583,000	JPMorgan Chase Bank	7/12/2012	11,156
	South Korean Won	218,559,988	188,227	Barclays Capital	9/28/2012	2,164
	Swedish Krona	26,261,000	3,668,045	Deutsche Bank AG London	8/23/2012	121,310
			$485,463,739			$2,086,019

	SELLS
	Australian Dollar	197,000	$197,257	Barclays Bank PLC	7/3/2012	($4,372)
	Australian Dollar	2,951,000	2,907,591	HSBC Bank USA	7/19/2012	(108,165)
	Australian Dollar	7,674,000	7,596,876	Morgan Stanley & Company, Inc.	7/19/2012	(245,520)
	Australian Dollar	3,946,000	3,893,558	The Royal Bank of Scotland PLC	7/19/2012	(139,033)
	Australian Dollar	53,396,000	51,992,034	Westpac Banking Corp.	7/19/2012	(2,575,676)
	Brazilian Real	352,854	180,470	Barclays Capital	8/2/2012	5,874
	Canadian Dollar	5,710,051	5,601,000	Morgan Stanley & Company, Inc.	7/6/2012	(7,175)
	Canadian Dollar	3,649,000	3,546,096	UBS AG	9/20/2012	(31,851)
	Chilean Peso	10,248,800	20,578	Barclays Capital	8/14/2012	222
	Chinese Yuan Renminbi	16,666,000	2,600,000	JPMorgan Chase Bank	10/15/2012	(14,804)
	Chinese Yuan Renminbi	4,560,703	723,347	Barclays Capital	2/1/2013	8,948
	Chinese Yuan Renminbi	61,840,506	9,646,000	Deutsche Bank AG London	2/1/2013	(40,842)
	Chinese Yuan Renminbi	114,965,089	18,043,646	JPMorgan Chase Bank	2/1/2013	35,244
	Euro	71,435,000	89,125,163	Citibank N.A.	9/14/2012	(1,336,342)
	Euro	1,044,000	1,305,271	Credit Suisse International	9/14/2012	(16,795)
	Euro	5,253,000	6,575,705	HSBC Bank USA	9/14/2012	(76,416)
	Euro	252,000	320,474	JPMorgan Chase Bank	9/14/2012	1,354
	Euro	9,359,000	11,791,872	Morgan Stanley & Company, Inc.	9/14/2012	(59,871)
	Euro	1,239,000	1,558,018	UBS AG	9/14/2012	(10,986)
	Euro	1,059,000	1,343,326	Citibank N.A.	11/20/2012	1,180
	Euro	1,287,000	1,618,724	Credit Suisse International	11/20/2012	(12,382)
	Euro	3,934,000	5,015,437	Deutsche Bank AG London	11/20/2012	29,601
	Euro	1,588,000	2,001,364	UBS AG	11/20/2012	(11,220)
	Euro	1,177,000	1,487,610	Bank of America N.A.	5/20/2013	(7,927)
	Euro	3,934,000	5,044,175	Barclays Bank PLC	5/23/2013	45,289
	Euro	1,303,000	1,659,872	Credit Suisse International	5/23/2013	4,166
	Euro	1,454,000	1,840,241	UBS AG	5/23/2013	(7,340)
	Hong Kong Dollar	83,659,914	10,778,000	Citibank N.A.	8/17/2012	(7,381)
	Indian Rupee	65,816,370	1,359,000	Deutsche Bank AG London	7/12/2012	182,406
	Indian Rupee	387,483	6,792	HSBC Bank USA	7/12/2012	(135)
	Indonesian Rupiah	123,660,000	13,035	Morgan Stanley & Company, Inc.	7/2/2012	(131)
	Indonesian Rupiah	123,660,000	13,127	UBS AG	7/2/2012	(38)
	Indonesian Rupiah	123,660,000	12,622	Morgan Stanley & Company, Inc.	1/30/2013	(202)
	Malaysian Ringgit	52,873	17,144	JPMorgan Chase Bank	7/16/2012	508
	Malaysian Ringgit	52,873	16,454	UBS AG	10/16/2012	(103)
	Mexican Peso	6,742,400	490,000	BNP Paribas SA	7/23/2012	(14,487)
	Mexican Peso	10,601,360	770,000	HSBC Bank USA	7/23/2012	(23,226)
	Mexican Peso	446,000,000	34,680,417	Morgan Stanley & Company, Inc.	8/9/2012	1,362,990
	Mexican Peso	4,671,933	330,249	Barclays Bank PLC	8/15/2012	(18,557)
	Mexican Peso	4,497,922	322,628	HSBC Bank USA	8/15/2012	(13,186)
	Mexican Peso	118,288,557	8,907,606	JPMorgan Chase Bank	8/15/2012	76,197
	Mexican Peso	11,206,897	778,500	Morgan Stanley & Company, Inc.	8/15/2012	(58,206)
	Mexican Peso	149,652,106	10,737,305	UBS AG	8/15/2012	(435,703)

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PORTFOLIO	CURRENCY	PRINCIPAL AMOUNT COVERED BY CONTRACT	PRINCIPAL AMOUNT COVERED BY CONTRACT (USD)	COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Global Bond Trust, continued	SELLS
	Mexican Peso	130,000,000	$10,024,676	UBS AG	8/23/2012	$326,314
	Mexican Peso	19,197,749	1,379,000	HSBC Bank USA	8/27/2012	(52,658)
	Mexican Peso	138,998,110	10,790,941	Citibank N.A.	9/20/2012	448,907
	Mexican Peso	132,319,824	10,033,946	HSBC Bank USA	9/20/2012	188,804
	Mexican Peso	152,693,412	11,466,492	UBS AG	9/20/2012	105,471
	Mexican Peso	120,000,000	9,255,688	UBS AG	10/4/2012	338,961
	Mexican Peso	92,019,824	6,881,273	Barclays Bank PLC	10/18/2012	51,828
	Mexican Peso	94,908,017	7,145,881	HSBC Bank USA	10/18/2012	102,083
	New Zealand Dollar	41,658,000	32,769,641	Citibank N.A.	8/9/2012	(492,667)
	Pound Sterling	330,000	511,434	Barclays Bank PLC	7/3/2012	(5,396)
	Pound Sterling	16,202,000	25,225,906	Barclays Bank PLC	9/12/2012	(143,802)
	Pound Sterling	1,756,000	2,744,500	Credit Suisse International	9/12/2012	(5,112)
	Pound Sterling	4,397,000	6,852,976	Royal Bank of Canada	9/12/2012	(32,014)
	Pound Sterling	7,111,000	11,101,160	UBS AG	9/12/2012	(33,514)
	South Korean Won	218,559,988	189,164	Barclays Capital	7/12/2012	(1,638)
	South Korean Won	1,237,519,500	1,043,000	JPMorgan Chase Bank	7/12/2012	(37,350)
	South Korean Won	1,147,829,000	967,000	Morgan Stanley & Company, Inc.	7/12/2012	(35,050)
	South Korean Won	28,982,912	25,708	UBS AG	7/12/2012	406
	Taiwan Dollar	36,935	1,253	Barclays Capital	11/30/2012	15
			$455,278,223			($2,800,505)

High Yield Trust

The Portfolio used forward foreign currency contracts to manage against anticipated currency exchange rate changes. During the six months ended June 30, 2012, the Portfolio held forward foreign currency contracts with total USD notional values ranging from approximately $6.6 million to $7.5 million, as measured at each quarter end.

PORTFOLIO	CURRENCY	PRINCIPAL AMOUNT COVERED BY CONTRACT	PRINCIPAL AMOUNT COVERED BY CONTRACT (USD)	COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
High Yield Trust	BUYS
	Euro	277,409	$364,803	Barclays Bank PLC	8/16/2012	($13,612)
	Euro	1,065,619	1,385,753	Citibank N.A.	8/16/2012	(36,715)
			$1,750,556			($50,327)

	SELLS
	Euro	264,270	$332,002	JPMorgan Chase Bank	7/16/2012	($2,465)
	Euro	2,482,311	3,207,921	Citibank N.A.	8/16/2012	65,401
	Euro	1,699,524	2,188,284	UBS AG	8/16/2012	36,745
			$5,728,207			$99,681

Investment Quality Bond Trust

The Portfolio used forward foreign currency contracts to manage against anticipated currency exchange rate changes and gain exposure to foreign currencies. During the six months ended June 30, 2012, the Portfolio held forward foreign currency contracts with USD notional values ranging from approximately $9.3 million to $26.1 million, as measured at each quarter end.

PORTFOLIO	CURRENCY	PRINCIPAL AMOUNT COVERED BY CONTRACT	PRINCIPAL AMOUNT COVERED BY CONTRACT (USD)	COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Investment Quality Bond Trust	BUYS
	Brazilian Real	4,623,000	$2,230,101	Goldman Sachs International	7/3/2012	$71,616
	Brazilian Real	4,623,000	2,287,142	UBS AG	7/3/2012	14,576
	Mexican Peso	18,490,000	1,310,557	HSBC Bank USA	9/19/2012	65,306
			$5,827,800			$151,498

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PORTFOLIO	CURRENCY	PRINCIPAL AMOUNT COVERED BY CONTRACT	PRINCIPAL AMOUNT COVERED BY CONTRACT (USD)	COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Investment Quality Bond Trust, continued	SELLS
	Brazilian Real	4,623,000	$2,287,142	Goldman Sachs International	7/3/2012	($14,576)
	Brazilian Real	4,623,000	2,305,506	UBS AG	7/3/2012	3,788
	Brazilian Real	4,623,000	2,216,735	Goldman Sachs International	8/2/2012	(70,765)
	Mexican Peso	18,490,000	1,331,509	Goldman Sachs International	9/19/2012	(44,354)
			$8,140,892			($125,907)

New Income Trust

The Portfolio used forward foreign currency contracts to manage against anticipated currency exchange rate changes and gain exposure to foreign currencies. During the six months ended June 30, 2012, the Portfolio held forward foreign currency contracts with USD notional values ranging from approximately $250.6 million to $331.0 million, as measured at each quarter end.

PORTFOLIO	CURRENCY	PRINCIPAL AMOUNT COVERED BY CONTRACT	PRINCIPAL AMOUNT COVERED BY CONTRACT (USD)	COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
New Income Trust	BUYS
	Canadian Dollar	14,480,000	$14,643,198	Royal Bank of Canada	7/18/2012	($425,222)
	Canadian Dollar	14,695,000	14,118,676	Goldman Sachs International	9/6/2012	294,619
	Chinese Yuan Renminbi	45,370,000	7,155,023	Bank of America Merrill Lynch	8/15/2012	(27,441)
	Chinese Yuan Renminbi	45,730,000	7,204,298	Royal Bank of Canada	8/15/2012	(20,160)
	Chinese Yuan Renminbi	79,300,000	12,464,634	Credit Suisse London	9/28/2012	(19,168)
	Hong Kong Dollar	192,270,000	24,766,263	Standard Chartered Bank	8/21/2012	21,420
	Malaysian Ringgit	45,065,000	14,091,620	Standard Chartered Bank	9/13/2012	39,311
	Mexican Peso	49,560,000	3,662,782	Royal Bank of Canada	7/31/2012	42,659
	Mexican Peso	143,230,000	10,138,171	UBS AG	7/31/2012	570,673
	Mexican Peso	65,525,000	4,677,183	UBS AG	9/25/2012	195,834
	Norwegian Krone	83,910,000	14,548,071	Goldman Sachs International	8/7/2012	(459,553)
	South Korean Won	4,501,345,000	3,927,875	Bank of America Merrill Lynch	7/23/2012	1,233
	South Korean Won	12,053,180,000	10,605,526	Barclays Bank PLC	8/2/2012	(85,948)
			$142,003,320			$128,257

	SELLS
	Australian Dollar	6,995,000	$7,209,257	Citibank N.A.	7/19/2012	$60,760
	Australian Dollar	6,585,000	6,560,372	Barclays Capital	9/12/2012	(135,072)
	Australian Dollar	7,285,000	7,217,687	Citibank International PLC	9/12/2012	(189,498)
	Brazilian Real	7,885,000	3,776,522	Morgan Stanley & Company, Inc.	8/24/2012	(110,862)
	Brazilian Real	30,110,000	14,553,628	Credit Suisse London	9/5/2012	(262,199)
	Canadian Dollar	14,480,000	14,218,870	UBS AG	7/18/2012	894
	Chinese Yuan Renminbi	79,300,000	12,361,652	Standard Chartered Bank	9/28/2012	(83,813)
	Euro	26,260,000	33,450,251	Citibank N.A.	8/13/2012	207,000
	Euro	5,840,000	7,473,798	Deutsche Bank AG	8/13/2012	80,783
	Euro	1,675,000	2,171,979	The Royal Bank of Scotland PLC	8/13/2012	51,551
	Japanese Yen	1,107,210,000	13,711,919	Barclays Bank PLC	8/1/2012	(145,364)
	Japanese Yen	848,740,000	10,685,047	The Royal Bank of Scotland PLC	9/13/2012	56,286
	Mexican Peso	42,655,000	2,961,844	State Street Bank London	7/31/2012	(227,331)
	Mexican Peso	150,135,000	11,277,323	UBS AG	7/31/2012	52,214
	Pound Sterling	4,725,000	7,521,964	The Royal Bank of Scotland PLC	7/19/2012	122,193
	Pound Sterling	4,530,000	7,048,046	Barclays Bank	8/29/2012	(45,486)
	Pound Sterling	4,300,000	6,736,638	Deutsche Bank AG	8/29/2012	3,263
	South African Rand	65,335,000	7,796,353	UBS AG	8/22/2012	(137,027)
	South African Rand	44,540,000	5,239,199	UBS AG	9/26/2012	(142,549)
	South Korean Won	4,501,345,000	3,844,674	Bank of America Merrill Lynch	7/23/2012	(84,434)
	South Korean Won	3,756,200,000	3,206,590	Bank of America Merrill Lynch	8/2/2012	(71,685)
			$189,023,613			($1,000,376)

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Real Return Bond Trust

The Portfolio used forward foreign currency contracts to manage against anticipated currency exchange rate changes, gain exposure to foreign currencies and to maintain diversity and liquidity of the Portfolio. During the six months ended June 30, 2012, the Portfolio held forward foreign currency contracts with USD notional values ranging from approximately $27.8 million to $38.6 million, as measured at each quarter end.

PORTFOLIO	CURRENCY	PRINCIPAL AMOUNT COVERED BY CONTRACT	PRINCIPAL AMOUNT COVERED BY CONTRACT (USD)	COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Real Return Bond Trust	BUYS
	Australian Dollar	405,000	$404,913	Barclays Bank PLC	7/19/12	$8,974
	Brazilian Real	270,114	130,000	Barclays Capital	8/2/12	3,655
	Brazilian Real	353,681	170,000	HSBC Bank USA	8/2/12	5,004
	Brazilian Real	165,696	80,000	UBS AG	8/2/12	1,988
	Chinese Yuan Renminbi	35,234	5,530	JPMorgan Chase Bank	2/1/13	(11)
	Euro	210,000	263,828	Barclays Bank PLC	7/16/12	1,953
	Euro	334,000	424,327	BNP Paribas SA	7/16/12	(1,608)
	Euro	176,000	218,045	Deutsche Bank AG London	7/16/12	4,705
	Euro	1,721,000	2,187,547	JPMorgan Chase Bank	7/16/12	(9,407)
	Euro	237,000	298,321	Royal Bank of Canada	7/16/12	1,632
	Indian Rupee	56,690,010	1,219,664	JPMorgan Chase Bank	7/12/12	(206,222)
	Mexican Peso	44,743	3,423	JPMorgan Chase Bank	8/15/12	(82)
	Pound Sterling	303,000	471,123	Morgan Stanley & Company, Inc.	9/12/12	3,326
	South Korean Won	354,907	315	UBS AG	7/12/12	(5)
	South Korean Won	354,907	306	Barclays Capital	9/28/12	4
			$5,877,342			($186,094)

	SELLS
	Australian Dollar	104,000	$102,955	Morgan Stanley & Company, Inc.	7/19/12	($3,327)
	Australian Dollar	3,829,000	3,726,383	Westpac Banking Corp.	7/19/12	(186,640)
	Brazilian Real	64,072	32,770	Barclays Capital	8/2/12	1,067
	Brazilian Real	174,112	85,622	Goldman Sachs Capital Markets LP	8/2/12	(530)
	Brazilian Real	337,838	165,000	HSBC Bank USA	8/2/12	(2,165)
	Canadian Dollar	1,390,000	1,352,258	UBS AG	9/20/12	(10,675)
	Euro	5,426,000	7,025,966	Barclays Bank PLC	7/16/12	158,685
	Euro	12,000	14,894	JPMorgan Chase Bank	7/16/12	(294)
	Euro	13,000	16,227	The Royal Bank of Scotland PLC	7/16/12	(226)
	Euro	11,000	14,258	UBS AG	7/16/12	336
	Indian Rupee	24,921,000	480,000	Barclays Capital	7/12/12	34,489
	Indian Rupee	3,409,287	61,562	Deutsche Bank AG London	7/12/12	614
	Indian Rupee	2,509,650	45,000	Goldman Sachs International	7/12/12	135
	Indian Rupee	4,688,650	85,000	HSBC Bank USA	7/12/12	1,181
	Indian Rupee	21,161,423	408,076	JPMorgan Chase Bank	7/12/12	29,775
	Japanese Yen	560,000,000	6,888,340	Citibank N.A.	8/6/12	(120,824)
	Japanese Yen	15,070,000	193,059	Citibank N.A.	9/10/12	4,347
	Pound Sterling	788,000	1,218,406	BNP Paribas SA	9/12/12	(15,474)
	South Korean Won	354,907	307	Barclays Capital	7/12/12	(3)
			$21,916,083			($109,529)

Strategic Income Opportunities Trust

The Portfolio used forward foreign currency contracts to manage against anticipated currency exchange rate changes. During the six months ended June 30, 2012, the Portfolio held forward foreign currency contracts with USD notional values ranging from approximately $194.0 million to $1.0 billion, as measured at each quarter end.

PORTFOLIO	CURRENCY	PRINCIPAL AMOUNT COVERED BY CONTRACT	PRINCIPAL AMOUNT COVERED BY CONTRACT (USD)	COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Strategic Income Opportunities Trust	BUYS
	Australian Dollar	2,935,000	$2,986,217	Toronto Dominion Bank	9/5/2012	($174)
	Canadian Dollar	6,033,326	5,865,000	Bank of Montreal	7/3/2012	61,064
	Canadian Dollar	6,030,393	5,865,000	UBS AG	7/3/2012	58,183
	Canadian Dollar	6,783,411	6,635,266	Bank of Montreal	9/5/2012	18,252
	Canadian Dollar	73,163	71,000	Bank of Nova Scotia	9/5/2012	762

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PORTFOLIO	CURRENCY	PRINCIPAL AMOUNT COVERED BY CONTRACT	PRINCIPAL AMOUNT COVERED BY CONTRACT (USD)	COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Strategic Income Opportunities Trust, continued	BUYS
	Canadian Dollar	950,245	$930,000	Canadian Imperial Bank of Commerce	9/5/2012	$2,049
	Canadian Dollar	3,027,863	2,970,824	Toronto Dominion Bank	9/5/2012	(939)
	Euro	2,935,000	3,648,513	Bank of Montreal	9/5/2012	67,851
	Euro	15,314,769	19,097,976	Bank of Nova Scotia	9/5/2012	293,936
	Euro	2,920,000	3,694,734	Citibank N.A.	9/5/2012	2,637
	Mexican Peso	156,840,890	11,123,467	UBS AG	9/5/2012	562,783
	New Zealand Dollar	5,860,000	4,617,797	Bank of Montreal	9/5/2012	52,553
	New Zealand Dollar	10,270,000	8,110,901	Canadian Imperial Bank of Commerce	9/5/2012	74,166
	New Zealand Dollar	2,935,000	2,324,667	The Royal Bank of Scotland PLC	9/5/2012	14,493
	Pound Sterling	3,319,262	5,198,466	Toronto Dominion Bank	9/5/2012	(943)
			$83,139,828			$1,206,673

	SELLS
	Australian Dollar	5,840,000	$5,879,975	HSBC Bank USA	9/5/2012	($61,589)
	Australian Dollar	6,546,689	6,435,723	Morgan Stanley & Company, Inc.	9/5/2012	(224,820)
	Australian Dollar	10,720,000	10,693,851	State Street Bank & Trust Company	9/5/2012	(212,581)
	Australian Dollar	2,935,000	2,970,823	Toronto Dominion Bank	9/5/2012	(15,219)
	Canadian Dollar	5,988,165	5,865,000	Bank of Montreal	7/3/2012	(16,706)
	Canadian Dollar	5,985,819	5,865,000	UBS AG	7/3/2012	(14,402)
	Canadian Dollar	7,050,433	6,849,434	Bank of Nova Scotia	9/5/2012	(65,993)
	Canadian Dollar	3,017,033	2,986,217	Toronto Dominion Bank	9/5/2012	26,955
	Euro	11,740,000	14,786,481	Bank of Montreal	9/5/2012	(78,977)
	Euro	2,940,000	3,677,940	Bank of Nova Scotia	9/5/2012	(44,756)
	Euro	2,920,000	3,678,295	Citibank N.A.	9/5/2012	(19,076)
	Euro	4,105,000	5,198,466	Toronto Dominion Bank	9/5/2012	620
	Japanese Yen	747,117,102	9,406,573	UBS AG	9/5/2012	51,617
	New Zealand Dollar	4,405,000	3,471,889	Bank of Montreal	9/5/2012	(38,843)
	New Zealand Dollar	6,895,000	5,481,279	Canadian Imperial Bank of Commerce	9/5/2012	(13,954)
	New Zealand Dollar	29,327,417	22,581,231	Morgan Stanley & Company, Inc.	9/5/2012	(792,368)
	New Zealand Dollar	2,350,000	1,845,619	Royal Bank of Canada	9/5/2012	(27,302)
	New Zealand Dollar	587,000	467,939	The Royal Bank of Scotland PLC	9/5/2012	107
	New Zealand Dollar	4,410,000	3,446,415	Standard Chartered Bank	9/5/2012	(68,302)
	New Zealand Dollar	1,245,000	980,425	Toronto Dominion Bank	9/5/2012	(11,825)
	Norwegian Krone	43,356,558	7,148,060	Morgan Stanley & Company, Inc.	9/5/2012	(124,516)
	Singapore Dollar	1,445,933	1,126,594	UBS AG	9/5/2012	(14,908)
	Swedish Krona	50,309,010	7,067,361	Morgan Stanley & Company, Inc.	9/5/2012	(188,625)
	Swiss Franc	24,112,777	25,113,683	UBS AG	9/5/2012	(332,945)
			$163,024,273			($2,288,408)

Total Return Trust

The Portfolio used forward foreign currency contracts to manage against anticipated currency exchange rate changes, gain exposure to foreign currencies and to maintain diversity and liquidity of the Portfolio. During the six months ended June 30, 2012, the Portfolio held forward foreign currency contracts with USD notional values ranging from approximately $329.0 million to $1.6 billion, as measured at each quarter end.

PORTFOLIO	CURRENCY	PRINCIPAL AMOUNT COVERED BY CONTRACT	PRINCIPAL AMOUNT COVERED BY CONTRACT (USD)	COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Total Return Trust	BUYS
	Australian Dollar	211,000	$208,196	The Royal Bank of Scotland PLC	7/19/2012	$7,434
	Australian Dollar	263,000	259,129	Westpac Banking Corp.	7/19/2012	9,643
	Canadian Dollar	1,487,000	1,447,484	Royal Bank of Canada	9/20/2012	10,562
	Chinese Yuan Renminbi	85,222,925	13,400,884	Citibank N.A.	10/15/2012	(29,873)
	Chinese Yuan Renminbi	14,519,900	2,300,000	Citibank N.A.	2/1/2013	(25,569)
	Chinese Yuan Renminbi	7,572,000	1,200,000	Goldman Sachs International	2/1/2013	(13,904)
	Euro	2,200,000	2,853,088	Barclays Bank PLC	7/16/2012	(68,713)
	Euro	1,600,000	2,100,712	UBS AG	7/16/2012	(75,712)
	Euro	641,000	808,323	JPMorgan Chase Bank	9/14/2012	3,406

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PORTFOLIO	CURRENCY	PRINCIPAL AMOUNT COVERED BY CONTRACT	PRINCIPAL AMOUNT COVERED BY CONTRACT (USD)	COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Total Return Trust, continued	BUYS
	Indian Rupee	559,358,000	$12,034,380	JPMorgan Chase Bank	7/12/2012	($2,034,785)
	Indonesian Rupiah	5,517,000,000	581,533	Barclays Capital	7/2/2012	5,851
	Indonesian Rupiah	507,810,000	53,527	Goldman Sachs International	7/2/2012	539
	Indonesian Rupiah	93,416,320,000	10,339,382	HSBC Bank USA	7/2/2012	(393,541)
	Indonesian Rupiah	52,133,510,000	5,495,258	UBS AG	7/2/2012	55,289
	Japanese Yen	13,462,000	171,154	Barclays Bank PLC	9/10/2012	(2,577)
	Mexican Peso	1,856,295	132,863	JPMorgan Chase Bank	8/15/2012	5,728
	Mexican Peso	1,856,295	135,055	UBS AG	8/15/2012	3,535
	Pound Sterling	225,000	352,905	Barclays Bank PLC	7/3/2012	(521)
	Pound Sterling	730,000	1,139,165	UBS AG	7/3/2012	4,125
			$55,013,038			($2,539,083)

	SELLS
	Brazilian Real	3,106,101	$1,588,636	Barclays Capital	8/2/2012	$51,711
	Canadian Dollar	14,000	13,728	Barclays Bank PLC	9/20/2012	1
	Canadian Dollar	128,323,000	124,838,750	UBS AG	9/20/2012	(985,552)
	Chinese Yuan Renminbi	85,222,925	13,497,454	UBS AG	10/15/2012	126,443
	Chinese Yuan Renminbi	3,792,000	600,856	Barclays Capital	2/1/2013	6,868
	Chinese Yuan Renminbi	4,406,500	700,000	Credit Suisse International	2/1/2013	9,755
	Chinese Yuan Renminbi	13,893,400	2,200,000	UBS AG	2/1/2013	23,705
	Euro	29,000	36,718	UBS AG	7/16/2012	15
	Euro	53,909,000	67,263,675	Citibank N.A.	9/14/2012	(1,003,831)
	Indian Rupee	96,748,000	1,900,000	Deutsche Bank AG	7/12/2012	170,444
	Indian Rupee	462,610,000	9,070,795	JPMorgan Chase Bank	7/12/2012	800,756
	Indonesian Rupiah	5,517,000,000	591,635	Barclays Capital	7/2/2012	4,252
	Indonesian Rupiah	507,810,000	54,574	Goldman Sachs International	7/2/2012	508
	Indonesian Rupiah	93,416,320,000	9,917,305	HSBC Bank USA	7/2/2012	(28,537)
	Indonesian Rupiah	52,133,510,000	5,534,343	UBS AG	7/2/2012	(16,204)
	Japanese Yen	670,000,000	8,262,323	Deutsche Bank AG	7/30/2012	(122,813)
	Japanese Yen	420,000,000	5,181,347	JPMorgan Chase Bank	7/30/2012	(75,007)
	Japanese Yen	455,904,000	5,687,085	JPMorgan Chase Bank	9/10/2012	(21,925)
	Japanese Yen	348,872,000	4,354,640	UBS AG	9/10/2012	(14,073)
	Mexican Peso	3,418,749	241,664	Barclays Bank PLC	8/15/2012	(13,579)
	Mexican Peso	46,454,158	3,315,040	HSBC Bank USA	8/15/2012	(153,222)
	Mexican Peso	24,308,868	1,859,614	JPMorgan Chase Bank	8/15/2012	44,716
	Mexican Peso	64,959,403	4,669,184	Morgan Stanley and Company, Inc.	8/15/2012	(180,677)
	Pound Sterling	955,000	1,479,868	Deutsche Bank AG	7/3/2012	(15,806)
	Pound Sterling	730,000	1,139,066	UBS AG	8/2/2012	(4,139)
			$273,998,300			($1,396,191)

Options  There are two types of options, a put option and a call option. Options are traded either over-the-counter or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase a Portfolio’s exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease a Portfolio’s exposure to such changes. Risks related to the use of options include the loss of the premium, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values, and for written options, potential losses in excess of the amounts recognized on the Statements of assets and liabilities.

When a Portfolio purchases an option, the premium paid by the Portfolio is included in the Portfolio of investments and subsequently “marked-to-market” to reflect current market value. If the purchased option expires, the Portfolio realizes a loss equal to the cost of the option. If a Portfolio exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If a Portfolio exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium paid. If a Portfolio enters into a closing sale transaction, the Portfolio realizes a gain or loss, depending on whether proceeds from the closing sale are greater or less than the original cost. When a Portfolio writes an option, the premium received is included as a liability and subsequently “marked-to-market” to reflect current market value of the option written. Premiums received from writing options that expire unexercised are recorded as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium received reduces the cost basis of the securities purchased by the Portfolio.

During the six months ended June 30, 2012, the Portfolios used purchased options for the following reasons: Global Bond Trust used purchased options to manage against anticipated currency exchange rates, manage against anticipated interest rate changes and maintain diversity and liquidity of the Portfolio. High Yield Trust used purchased options to manage against potential credit events. Real Return Bond Trust and Total Return Trust used purchased options to manage against anticipated interest rate changes and maintain diversity and liquidity of the Portfolio. Strategic Income Opportunities Trust used purchased options to manage against anticipated

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currency exchange rates. The following table summarizes the approximate range of market values of purchased options held by the Portfolios during the six months ended June 30, 2012, as measured at each quarter end.

Portfolio	Market Value Range
Global Bond Trust	$9,500 to $157,300
High Yield Trust	up to $457,400
Real Return Bond Trust	up to $91,700
Strategic Income Opportunities Trust	$92,500 to $537,500
Total Return Trust	up to $285,700

The following tables summarize the Portfolios’ written option activities during the six months ended June 30, 2012. In addition, the tables detail how the Portfolios used written option contracts during the six months ended June 30, 2012.

	NUMBER OF CONTRACTS	PREMIUMS RECEIVED
Global Bond Trust
Outstanding, beginning of period	260,900,000	$2,012,742
Options written	219,660,811	4,379,688
Option closed	(239,000,117)	(2,130,659)
Options exercised	(807)	(544,399)
Options expired	(752)	(598,113)
Outstanding, end of period	241,559,135	$3,119,259

High Yield Trust
Outstanding, beginning of period	—	—
Options written	84,301,400	$1,275,144
Option closed	(42,572,800)	(858,962)
Options exercised	—	—
Options expired	(24,784,600)	(228,289)
Outstanding, end of period	16,944,000	$187,893

Real Return Bond Trust
Outstanding, beginning of period	43,400,000	$261,201
Options written	15,000,008	208,143
Option closed	(25,100,008)	(212,739)
Options exercised	—	—
Options expired	—	—
Outstanding, end of period	33,300,000	$256,605

Strategic Income Opportunities Trust
Outstanding, beginning of period	—	—
Options written	10,395,000	$62,318
Option closed	—	—
Options exercised	—	—
Options expired	—	—
Outstanding, end of period	10,395,000	$62,318

Total Return Trust
Outstanding, beginning of period	1,625,100,508	$13,459,034
Options written	600,900,488	3,928,010
Option closed	(711,400,508)	(5,237,666)
Options exercised	—	—
Options expired	—	—
Outstanding, end of period	1,514,600,488	$12,149,378

Options on Exchange-Traded Futures Contracts

Global Bond Trust

The Portfolio used written options on exchange-traded futures to manage against anticipated interest rate changes and maintain diversity and liquidity of the Portfolio.

PORTFOLIO	NAME OF ISSUER	EXERCISE PRICE	EXPIRATION DATE	NUMBER OF CONTRACTS	PREMIUM	VALUE
Global Bond Trust	PUTS
	German Euro BUND Futures	EUR 144.00	Jul 2012	135	$81,745	($52,961)
				135	$81,745	($52,961)

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Total Return Trust

The Portfolio used written options on exchange-traded futures to manage against anticipated interest rate changes and maintain diversity and liquidity of the Portfolio.

PORTFOLIO	DESCRIPTION	EXERCISE PRICE	EXPIRATION DATE	NUMBER OF CONTRACTS	PREMIUM	VALUE
Total Return Trust	CALLS
	U.S. Treasury 10-Year Note Futures	136.00	Aug 2012	244	$51,366	($45,750)
				244	$51,366	($45,750)

	PUTS
	U.S. Treasury 10-Year Note Futures	131.00	Aug 2012	244	$74,576	($68,625)
				244	$74,576	($68,625)

Foreign Currency Options (OTC)

Global Bond Trust

The Portfolio used foreign currency options to manage against anticipated currency exchange rate changes.

PORTFOLIO	DESCRIPTION	COUNTERPARTY	EXERCISE PRICE	EXPIRATION DATE	NOTIONAL AMOUNT	USD NOTIONAL AMOUNT	PREMIUM	VALUE
Global Bond Trust	CALLS
	U.S. Dollar versus Mexican Peso	BNP Paribas	$14.30	Jul 2012	USD 2,434,000	$2,434,000	$35,013	($234)
	U.S. Dollar versus Mexican Peso	BNP Paribas	14.30	Jul 2012	USD 2,434,000	2,434,000	33,139	(234)
	U.S. Dollar versus Mexican Peso	BNP Paribas	14.10	Jul 2012	USD 1,770,000	1,770,000	16,248	(2,770)
	U.S. Dollar versus Mexican Peso	HSBC Bank USA	14.10	Jul 2012	USD 2,565,000	2,565,000	21,995	(4,014)
	U.S. Dollar versus Mexican Peso	HSBC Bank USA	14.30	Aug 2012	USD 4,056,000	4,056,000	59,319	(23,338)
					13,259,000	$13,259,000	$165,714	($30,590)

Strategic Income Opportunities Trust

The Portfolio used foreign currency options to manage against anticipated currency exchange rate changes.

PORTFOLIO	DESCRIPTION	COUNTERPARTY	EXERCISE PRICE	EXPIRATION DATE	NOTIONAL AMOUNT	USD NOTIONAL AMOUNT	PREMIUM	VALUE
Strategic Income Opportunities Trust	CALLS
	Australian Dollar versus U.S. Dollar	State Street Global Markets	$1.03	Jul 2012	AUD 10,395,000	$10,639,278	$62,318	($169,994)
					10,395,000	$10,639,278	$62,318	($169,994)

Interest Rate Swaptions (OTC)

An interest rate swaption is an option to enter into an interest rate swap.

Global Bond Trust

The Portfolio used interest rate swaptions to manage against anticipated interest rate changes and maintain diversity and liquidity of the Portfolio.

PORTFOLIO	DESCRIPTION	COUNTERPARTY	FLOATING RATE INDEX	PAY/RECEIVE FLOATING RATE	EXERCISE RATE	EXPIRATION DATE	NOTIONAL AMOUNT	PREMIUM	VALUE
Global Bond Trust	CALLS
	1-Year Interest Rate Swap	JPMorgan Chase Bank	3 Month USD-LIBOR	Receive	0.80%	Oct 2012	USD 3,100,000	—	($8,717)
	2-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3 Month USD-LIBOR	Receive	0.92%	Nov 2012	USD 15,200,000	—	(103,491)
	5-Year Interest Rate Swap	Bank of America N.A.	3 Month USD-LIBOR	Receive	1.40%	Mar 2013	USD 4,300,000	$29,670	(68,536)
	5-Year Interest Rate Swap	Deutsche Bank AG	3 Month USD- LIBOR	Receive	1.70%	Mar 2013	USD 67,200,000	797,610	(1,870,156)
	5-Year Interest Rate Swap	Deutsche Bank AG	3 Month USD-LIBOR	Receive	1.40%	Mar 2013	USD 12,000,000	63,460	(191,263)
	5-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3 Month USD-LIBOR	Receive	1.70%	Mar 2013	USD 5,700,000	80,370	(158,629)
							107,500,000	$971,110	($2,400,792)

	PUTS
	1-Year Interest Rate Swap	JPMorgan Chase Bank	3 Month USD-LIBOR	Receive	0.80%	Oct 2012	USD 3,100,000	—	($430)
	2-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3 Month USD-LIBOR	Receive	0.92%	Nov 2012	USD 15,200,000	—	(5,645)
	5-Year Interest Rate Swap	Bank of America N.A.	3 Month USD-LIBOR	Receive	1.40%	Mar 2013	USD 4,300,000	$102,340	(27,117)

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PORTFOLIO	DESCRIPTION	COUNTERPARTY	FLOATING RATE INDEX	PAY/RECEIVE FLOATING RATE	EXERCISE RATE	EXPIRATION DATE	NOTIONAL AMOUNT	PREMIUM	VALUE
Global Bond Trust, continued	PUTS
	5-Year Interest Rate Swap	Deutsche Bank AG	3 Month USD- LIBOR	Receive	1.70%	Mar 2013	USD 67,200,000	$1,265,650	($231,874)
	5-Year Interest Rate Swap	Deutsche Bank AG	3 Month USD-LIBOR	Receive	1.40%	Mar 2013	USD 12,000,000	335,740	(75,677)
	5-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3 Month USD-LIBOR	Receive	1.70%	Mar 2013	USD 5,700,000	94,620	(19,668)
	10-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3 Month USD-LIBOR	Receive	10.00%	Jul 2012	USD 9,000,000	54,000	(1)
							116,500,000	$1,852,350	($360,412)

Real Return Bond Trust

The Portfolio used interest rate swaptions to manage against anticipated interest rate changes and maintain diversity and liquidity of the Portfolio.

PORTFOLIO	DESCRIPTION	COUNTERPARTY	FLOATING RATE INDEX	PAY/RECEIVE FLOATING RATE	EXERCISE RATE	EXPIRATION DATE	NOTIONAL AMOUNT	PREMIUM	VALUE
Real Return Bond Trust	CALLS
	1-Year Interest Rate Swap	Goldman Sachs International	3 Month USD-LIBOR	Receive	0.80%	Oct 2012	USD 900,000	—	($2,531)
	1-Year Interest Rate Swap	JPMorgan Chase Bank	3 Month USD-LIBOR	Receive	0.80%	Oct 2012	USD 900,000	—	(2,531)
	2-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3 Month USD-LIBOR	Receive	1.06%	Oct 2012	USD 1,900,000	—	(18,194)
	2-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3 Month USD-LIBOR	Receive	0.92%	Nov 2012	USD 2,200,000	—	(14,979)
	5-Year Interest Rate Swap	Deutsche Bank AG	3 Month USD-LIBOR	Receive	1.50%	Sep 2012	USD 1,900,000	$20,140	(43,809)
	5-Year Interest Rate Swap	Citibank N.A.	3 Month USD-LIBOR	Receive	1.70%	Mar 2013	USD 1,000,000	11,800	(27,830)
	5-Year Interest Rate Swap	Deutsche Bank AG	3 Month USD-LIBOR	Receive	1.70%	Mar 2013	USD 3,100,000	36,650	(86,272)
							11,900,000	$68,590	($196,146)

	PUTS
	1-Year Interest Rate Swap	Goldman Sachs International	3 Month USD-LIBOR	Receive	0.80%	Oct 2012	USD 900,000	—	($125)
	1-Year Interest Rate Swap	JPMorgan Chase Bank	3 Month USD-LIBOR	Receive	0.80%	Oct 2012	USD 900,000	—	(125)
	2-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3 Month USD-LIBOR	Receive	1.06%	Oct 2012	USD 1,900,000	—	(222)
	2-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3 Month USD-LIBOR	Receive	0.92%	Nov 2012	USD 2,200,000	—	(817)
	5-Year Interest Rate Swap	Deutsche Bank AG	3 Month USD-LIBOR	Receive	1.50%	Sep 2012	USD 1,900,000	$20,140	(945)
	5-Year Interest Rate Swap	Citibank N.A.	3 Month USD-LIBOR	Receive	1.70%	Mar 2013	USD 1,000,000	18,800	(3,451)
	5-Year Interest Rate Swap	Deutsche Bank AG	3 Month USD-LIBOR	Receive	1.70%	Mar 2013	USD 3,100,000	60,375	(10,697)
	5-Year Interest Rate Swap	Deutsche Bank AG	3 Month USD-LIBOR	Receive	2.85%	Apr 2014	USD 3,000,000	36,000	(17,032)
	10-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3 Month USD-LIBOR	Receive	10.00%	Jul 2012	USD 900,000	5,940	—
	10-Year Interest Rate Swap	The Royal Bank of Scotland PLC	3 Month USD-LIBOR	Receive	10.00%	Jul 2012	USD 1,700,000	11,560	—
							17,500,000	$152,815	($33,414)

Total Return Trust

The Portfolio used interest rate swaptions to manage against anticipated interest rate changes and maintain diversity and liquidity of the Portfolio.

PORTFOLIO	DESCRIPTION	COUNTERPARTY	FLOATING RATE INDEX	PAY/RECEIVE FLOATING RATE	EXERCISE RATE	EXPIRATION DATE	NOTIONAL AMOUNT	PREMIUM	VALUE
Total Return Trust	CALLS
	5-Year Interest Rate Swap	Credit Suisse International	3 Month USD-LIBOR	Receive	1.40%	Mar 2013	USD 7,300,000	$67,890	($116,352)
	5-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3 Month USD-LIBOR	Receive	1.40%	Mar 2013	USD 11,000,000	102,850	(175,325)
	10-Year Interest Rate Swap	The Royal Bank of Scotland PLC	3 Month USD-LIBOR	Receive	1.50%	May 2013	USD 10,000,000	75,500	(94,403)
							28,300,000	$246,240	($386,080)

	PUTS
	1-Year Interest Rate Swap	The Royal Bank of Scotland PLC	3 Month USD-LIBOR	Receive	1.75%	Nov 2012	USD 60,600,000	$228,765	($1,121)
	1-Year Interest Rate Swap	Bank of America N.A.	3 Month USD-LIBOR	Receive	2.25%	May 2013	USD 56,900,000	281,655	(7,517)
	2-Year Interest Rate Swap	Bank of America N.A.	3 Month USD-LIBOR	Receive	2.25%	Sep 2012	USD 37,500,000	315,552	(4)
	2-Year Interest Rate Swap	Citibank N.A.	3 Month USD-LIBOR	Receive	2.25%	Sep 2012	USD 4,500,000	30,656	—
	2-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3 Month USD-LIBOR	Receive	2.25%	Sep 2012	USD 53,900,000	329,804	(5)
	2-Year Interest Rate Swap	The Royal Bank of Scotland PLC	3 Month USD-LIBOR	Receive	2.25%	Sep 2012	USD 163,700,000	1,288,370	(16)
	2-Year Interest Rate Swap	Citibank N.A.	3 Month USD-LIBOR	Receive	0.92%	Nov 2012	USD 20,100,000	90,450	(7,465)
	2-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3 Month USD-LIBOR	Receive	0.92%	Nov 2012	USD 139,500,000	387,251	(51,810)
	2-Year Interest Rate Swap	Deutsche Bank AG	3 Month USD-LIBOR	Receive	1.20%	Jul 2013	USD 36,800,000	259,725	(46,386)
	3-Year Interest Rate Swap	Deutsche Bank AG	3 Month USD-LIBOR	Receive	1.00%	Aug 2012	USD 13,700,000	140,768	(560)
	5-Year Interest Rate Swap	Citibank N.A.	3 Month USD-LIBOR	Receive	3.25%	Jul 2012	USD 29,700,000	734,283	(3)
	5-Year Interest Rate Swap	The Royal Bank of Scotland PLC	3 Month USD-LIBOR	Receive	3.25%	Jul 2012	USD 9,900,000	248,589	(1)
	5-Year Interest Rate Swap	Bank of America N.A.	3 Month USD-LIBOR	Receive	1.70%	Aug 2012	USD 15,100,000	181,200	(168)
	5-Year Interest Rate Swap	Citibank N.A.	3 Month USD-LIBOR	Receive	1.55%	Aug 2012	USD 11,800,000	81,420	(540)

73

DERIVATIVE INSTRUMENTS, CONTINUED

PORTFOLIO	DESCRIPTION	COUNTERPARTY	FLOATING RATE INDEX	PAY/RECEIVE FLOATING RATE	EXERCISE RATE	EXPIRATION DATE	NOTIONAL AMOUNT	PREMIUM	VALUE
Total Return Trust, continued	PUTS
	5-Year Interest Rate Swap	Citibank N.A.	3 Month USD-LIBOR	Receive	1.70%	Aug 2012	USD 119,900,000	$1,562,762	($1,331)
	5-Year Interest Rate Swap	Credit Suisse International	3 Month USD-LIBOR	Receive	1.55%	Aug 2012	USD 18,700,000	100,513	(856)
	5-Year Interest Rate Swap	Credit Suisse International	3 Month USD-LIBOR	Receive	1.35%	Aug 2012	USD 18,800,000	39,950	(4,619)
	5-Year Interest Rate Swap	Deutsche Bank AG	3 Month USD-LIBOR	Receive	1.55%	Aug 2012	USD 194,700,000	1,282,697	(8,917)
	5-Year Interest Rate Swap	Deutsche Bank AG	3 Month USD-LIBOR	Receive	1.70%	Aug 2012	USD 106,600,000	1,105,080	(1,183)
	5-Year Interest Rate Swap	JPMorgan Chase Bank	3 Month USD-LIBOR	Receive	1.70%	Aug 2012	USD 64,300,000	387,407	(714)
	5-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3 Month USD-LIBOR	Receive	1.55%	Aug 2012	USD 18,900,000	84,578	(866)
	5-Year Interest Rate Swap	The Royal Bank of Scotland PLC	3 Month USD-LIBOR	Receive	1.55%	Aug 2012	USD 61,400,000	286,591	(2,812)
	5-Year Interest Rate Swap	The Royal Bank of Scotland PLC	3 Month USD-LIBOR	Receive	1.35%	Aug 2012	USD 30,100,000	123,034	(7,396)
	5-Year Interest Rate Swap	The Royal Bank of Scotland PLC	3 Month USD-LIBOR	Receive	1.70%	Aug 2012	USD 63,000,000	874,179	(699)
	5-Year Interest Rate Swap	Credit Suisse International	3 Month USD-LIBOR	Receive	1.40%	Mar 2013	USD 7,300,000	140,890	(46,037)
	5-Year Interest Rate Swap	Deutsche Bank AG	3 Month USD-LIBOR	Receive	2.00%	Mar 2013	USD 19,800,000	186,009	(38,064)
	5-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3 Month USD-LIBOR	Receive	1.40%	Mar 2013	USD 11,000,000	213,400	(69,370)
	5-Year Interest Rate Swap	The Royal Bank of Scotland PLC	3 Month USD-LIBOR	Receive	1.75%	May 2013	USD 37,600,000	278,965	(192,204)
	10-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3 Month USD-LIBOR	Receive	10.00%	Jul 2012	USD 18,500,000	111,463	(2)
							1,444,300,000	$11,376,006	($490,666)

Credit Default Swaptions (OTC)

A credit default swaption is an option to enter into a credit default swap.

High Yield Trust

The Portfolio used credit default swaptions to manage against potential credit events.

PORTFOLIO	DESCRIPTION	COUNTERPARTY	INDEX	BUY/SELL PROTECTION	EXERCISE RATE	EXPIRATION DATE	NOTIONAL AMOUNT	PREMIUM	VALUE
High Yield Trust	PUTS
	5-Year Credit Default Swap	BNP Paribas	MARKIT CDX.NA.HY.18	Buy	0.87%	Sep 2012	USD 8,218,000	$122,448	($43,975)
	5-Year Credit Default Swap	BNP Paribas	MARKIT CDX.NA.HY.18	Buy	0.88%	Jul 2012	USD 8,726,000	65,445	(2,851)
							16,944,000	$187,893	($46,826)

Inflation Floors (OTC)

Inflation floors are instruments where in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate (based on the Consumer Price Index or other measure), or “floor”.

Global Bond Trust

The Portfolio used inflation floors to manage against anticipated interest rate changes, manage duration and as a substitute for securities purchased.

PORTFOLIO	DESCRIPTION	COUNTERPARTY	STRIKE INDEX	EXERCISE INDEX	EXPIRATION DATE	NOTIONAL AMOUNT	PREMIUM	VALUE
Global Bond Trust	Floor- OTC CPURNSA Index	Citibank NA	217.965	Maximum of ((1+0.0%)[10] — (Index Final/Index Initial)) or $0	Sep 2020	USD 2,000,000	$25,800	($3,341)
	Floor- OTC CPURNSA Index	Deutsche Bank AG	218.011	Maximum of ((1+0.0%)[10] — (Index Final/Index Initial)) or $0	Oct 2020	USD 2,300,000	22,540	(6,079)
						4,300,000	$48,340	($9,420)

Real Return Bond Trust

The Portfolio used inflation floors to manage against anticipated interest rate changes, manage duration and as a substitute for securities purchased.

PORTFOLIO	DESCRIPTION	COUNTERPARTY	STRIKE INDEX	EXERCISE INDEX	EXPIRATION DATE	NOTIONAL AMOUNT	PREMIUM	VALUE
Real Return Bond Trust	Floor- OTC CPURNSA Index	Citibank NA	215.949	Maximum of ((1+0.0%)[10] — (Index Final/Index Initial)) or $0	Mar 2020	USD 1,100,000	$9,460	($1,620)
	Floor- OTC CPURNSA Index	Citibank NA	216.687	Maximum of ((1+0.0%)[10] — (Index Final/Index Initial)) or $0	Apr 2020	USD 2,600,000	23,160	(4,047)
	Floor- OTC CPURNSA Index	Citibank NA	217.965	Maximum of ((1+0.0%)[10] — (Index Final/Index Initial)) or $0	Sep 2020	USD 200,000	2,580	(334)
						3,900,000	$35,200	($6,001)

74

DERIVATIVE INSTRUMENTS, CONTINUED

Total Return Trust

The Portfolio used inflation floors to manage against anticipated interest rate changes, manage duration and as a substitute for securities purchased.

PORTFOLIO	DESCRIPTION	COUNTERPARTY	STRIKE INDEX	EXERCISE INDEX	EXPIRATION DATE	NOTIONAL AMOUNT	PREMIUM	VALUE
Total Return Trust	Floor- OTC CPURNSA Index	Deutsche Bank AG	215.949	Maximum of ((1+0.0%)[10] — (Index Final/Index Initial)) or $0	Mar 2020	USD 2,600,000	$19,500	($5,582)
	Floor- OTC CPURNSA Index	Citibank N.A.	215.949	Maximum of ((1+0.0%)[10] — (Index Final/Index Initial)) or $0	Mar 2020	USD 7,500,000	63,460	(11,050)
	Floor- OTC CPURNSA Index	Citibank N.A.	216.687	Maximum of ((1+0.0%)[10] — (Index Final/Index Initial)) or $0	Apr 2020	USD 17,900,000	159,640	(27,860)
	Floor- OTC CPURNSA Index	Citibank N.A.	217.965	Maximum of ((1+0.0%)[10] — (Index Final/Index Initial)) or $0	Sep 2020	USD 6,900,000	89,010	(11,526)
	Floor- OTC CPURNSA Index	Deutsche Bank AG	218.011	Maximum of ((1+0.0%)[10] — (Index Final/Index Initial)) or $0	Oct 2020	USD 7,100,000	69,580	(18,766)
						42,000,000	$401,190	($74,784)

Swaps  The Portfolios may enter into interest rate, credit default, and other forms of swap agreements. Swap agreements are agreements between a Portfolio and counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the over-the-counter market (OTC swaps) or may be executed on a registered commodities exchange (exchange traded swaps). Swaps are marked-to-market daily and the change in value is recorded as a component of unrealized appreciation/depreciation of swap contracts. The value of the swap will typically implicate collateral posting obligations by the party that is considered out-of-the-money on the swap.

Upfront payments made/received by the Portfolios are amortized/accreted for financial reporting purposes, with the unamortized/unaccreted portion included in the Statements of assets and liabilities. A termination payment by the counterparty or a Portfolio is recorded as realized gain or loss, as well as the net periodic payments received or paid by a Portfolio.

Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may amount to values that are in excess of the amounts recognized on the Statements of assets and liabilities. Such risks involve the possibility that there will be no liquid market for the swap, or that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. Market risks may also accompany the swap, including interest rate risk. A Portfolio may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.

Interest rate swaps  Interest rate swaps represent an agreement between a Portfolio and counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The Portfolio settles accrued net interest receivable or payable under the swap contracts at specified, future intervals.

The following tables summarize the contracts held at June 30, 2012, and the range of notional contract amounts held by the Portfolios during the six months ended June 30, 2012. In addition, the tables detail how the Portfolios used interest rate swap contracts during the six months ended June 30, 2012.

Global Bond Trust

The Portfolio used interest rate swaps to manage against anticipated interest rate changes, manage duration and as a substitute for securities purchased. During the six months ended June 30, 2012, the Portfolio held interest rate swaps with total USD notional amounts ranging from approximately $224.9 million to $379.0 million, as measured at each quarter end.

PORTFOLIO	COUNTERPARTY	NOTIONAL AMOUNT	CURRENCY	USD NOTIONAL AMOUNT	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	MATURITY DATE	UNAMORTIZED UPFRONT PAYMENT PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)	MARKET VALUE
Global Bond Trust
	Barclays Bank PLC	23,000,000	MXN	$1,961,796	MXN-TIIE-Banxico	Fixed 6.750%	Jun 2016	$8,103	$97,965	$106,068
	Barclays Bank PLC	87,900,000	MXN	6,367,369	MXN-TIIE-Banxico	Fixed 5.500%	Sep 2017	(24,055)	85,965	61,910
	Citibank N.A.	200,000	AUD	211,630	AUD-BBR-BBSW	Fixed 5.000%	Jun 2022	(802)	18,273	17,471
	Credit Suisse International	1,760,000,000	JPY	21,932,831	6 Month LIBOR	Fixed 1.500%	Dec 2021	431,482	1,051,330	1,482,812
	Credit Suisse International	4,090,000,000	JPY	50,621,174	6 Month LIBOR	Fixed 1.000%	Sep 2022	(296,519)	936,526	640,007
	Credit Suisse International	1,360,000,000	JPY	17,355,794	6 Month LIBOR	Fixed 2.000%	Dec 2041	1,702,017	(433,595)	1,268,422
	Deutsche Bank AG	2,100,000	AUD	2,222,114	AUD-BBR-BBSW	Fixed 5.000%	Jun 2022	(7,574)	191,019	183,445
	Deutsche Bank AG	1,530,000,000	JPY	18,968,510	6 Month LIBOR	Fixed 1.000%	Sep 2022	(145,109)	384,525	239,416
	Goldman Sachs	7,500,000	MXN	552,384	MXN-TIIE-Banxico	Fixed 5.600%	Sep 2016	(6,418)	16,986	10,568
	Goldman Sachs	20,800,000	USD	20,800,000	Fixed 2.250%	3 Month LIBOR	Jun 2022	(174,189)	(763,322)	(937,511)
	HSBC Bank USA	44,400,000	MXN	3,819,996	MXN-TIIE-Banxico	Fixed 6.590%	Dec 2015	11,151	159,224	170,375
	HSBC Bank USA	58,400,000	MXN	4,758,490	MXN-TIIE-Banxico	Fixed 5.800%	Jun 2016	1,978	114,400	116,378
	HSBC Bank USA	20,500,000	MXN	1,763,858	MXN-TIIE-Banxico	Fixed 6.750%	Jun 2016	9,263	85,276	94,539
	HSBC Bank USA	29,700,000	MXN	2,150,395	MXN-TIIE-Banxico	Fixed 5.500%	Sep 2017	(8,483)	29,401	20,918
	HSBC Bank USA	10,700,000	MXN	880,676	MXN-TIIE-Banxico	Fixed 6.960%	Jul 2020	(41,320)	110,639	69,319
	Morgan Stanley Capital Services, Inc.	69,900,000	MXN	5,788,241	MXN-TIIE-Banxico	Fixed 6.590%	Dec 2015	(56,678)	324,904	268,226
	Morgan Stanley Capital Services, Inc.	241,100,000	MXN	20,589,693	MXN-TIIE-Banxico	Fixed 6.750%	Jun 2016	147,844	964,028	1,111,872
	Morgan Stanley Capital Services, Inc.	51,100,000	MXN	3,697,201	MXN-TIIE-Banxico	Fixed 5.500%	Sep 2017	(10,719)	46,710	35,991
	Morgan Stanley Capital Services, Inc.	220,000,000	JPY	2,670,713	6 Month LIBOR	Fixed 1.500%	Jun 2021	22,569	166,482	189,051
	Morgan Stanley Capital Services, Inc.	750,000,000	JPY	9,271,851	6 Month LIBOR	Fixed 1.000%	Sep 2022	(23,180)	140,541	117,361
	The Royal Bank of Scotland PLC	1,140,000,000	JPY	14,206,493	6 Month LIBOR	Fixed 1.500%	Dec 2021	279,534	680,923	960,457

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PORTFOLIO	COUNTERPARTY	NOTIONAL AMOUNT	CURRENCY	USD NOTIONAL AMOUNT	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	MATURITY DATE	UNAMORTIZED UPFRONT PAYMENT PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)	MARKET VALUE
Global Bond Trust, continued
	UBS AG	19,300,000	USD	$19,300,000	Fixed 2.250%	3 Month LIBOR	Jun 2022	($35,242)	($834,660)	($869,902)

Exchange Traded Swaps
		33,400,000	GBP	51,673,110	Fixed 2.500%	6 Month LIBOR	Sep 2013	(714,470)	(377,213)	(1,091,683)
				$281,564,319				$1,069,183	$3,196,327	$4,265,510

Investment Quality Bond Trust

The Portfolio used interest rate swaps to manage against anticipated interest rate changes. During the six months ended June 30, 2012, the Portfolio held interest rate swaps with total USD notional amounts as represented below, as measured at each quarter end.

PORTFOLIO	COUNTERPARTY	NOTIONAL AMOUNT	CURRENCY	USD NOTIONAL AMOUNT	PAYMENTS MADE BY PORTFOLIO	PAYMENTS RECEIVED BY PORTFOLIO	MATURITY DATE	UNAMORTIZED UPFRONT PAYMENT	UNREALIZED APPRECIATION (DEPRECIATION)	MARKET VALUE
Investment Quality Bond Trust
	JP Morgan Chase Bank, N.A.	5,100,000	USD	$5,100,000	Fixed 4.318%	3 Month LIBOR	Dec 2028	—	($1,524,504)	($1,524,504)
	JP Morgan Chase Bank, N.A.	2,100,000	USD	2,100,000	Fixed 3.425%	3 Month LIBOR	Jun 2039	—	(416,037)	(416,037)
				$7,200,000				—	($1,940,541)	($1,940,541)

Real Return Bond Trust

The Portfolio used interest rate swaps to manage against anticipated interest rate changes, manage duration and as a substitute for securities purchased. During the six months ended June 30, 2012, the Portfolio held interest rate swaps with total USD notional amounts ranging from approximately $11.9 million to $13.5 million, as measured at each quarter end.

PORTFOLIO	COUNTERPARTY	NOTIONAL AMOUNT	CURRENCY	USD NOTIONAL AMOUNT	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	MATURITY DATE	UNAMORTIZED UPFRONT PAYMENT PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)	MARKET VALUE
Real Return Bond Trust
	Barclays Bank PLC	406,185	BRL	$279,830	CDI	Fixed 9.970%	Jan 2014	—	$6,640	$6,640
	Barclays Bank PLC	600,000	USD	600,000	Fixed 2.250%	3 Month LIBOR	Jun 2022	($2,160)	(24,819)	(26,979)
	Goldman Sachs International	406,104	BRL	290,444	CDI	Fixed 9.980%	Jan 2014	750	6,035	6,785
	HSBC Bank USA	1,285,435	BRL	898,551	CDI	Fixed 10.530%	Jan 2014	6,927	20,270	27,197
	Morgan Stanley Capital Services, Inc.	10,514,100	BRL	7,354,989	CDI	Fixed 10.580%	Jan 2014	57,611	171,467	229,078
	Morgan Stanley Capital Services, Inc.	404,173	BRL	290,461	CDI	Fixed 10.220%	Jan 2014	2,489	5,440	7,929
	UBS AG	1,119,434	BRL	800,000	CDI	Fixed 10.770%	Jan 2014	4,592	22,356	26,948
	UBS AG	2,014,465	BRL	1,414,427	CDI	Fixed 10.380%	Jan 2014	8,462	32,837	41,299
				$11,928,702				$78,671	$240,226	$318,897

Total Return Trust

The Portfolio used interest rate swaps to manage against anticipated interest rate changes, manage duration and as a substitute for securities purchased. During the six months ended June 30, 2012, the Portfolio held interest rate swaps with total USD notional amounts ranging from approximately $193.1 million to $919.0 million, as measured at each quarter end.

PORTFOLIO	COUNTERPARTY	NOTIONAL AMOUNT	CURRENCY	USD NOTIONAL AMOUNT	PAYMENTS MADE BY PORTFOLIO	PAYMENTS RECEIVED BY PORTFOLIO	MATURITY DATE	UNAMORTIZED UPFRONT PAYMENT	UNREALIZED APPRECIATION (DEPRECIATION)	MARKET VALUE
Total Return Trust
	Barclays Bank PLC	341,700,000	MXN	$25,180,510	MXN-TIIE-Banxico	Fixed 5.600%	Sep 2016	$140,118	$341,339	$481,457
	Barclays Bank PLC	87,000,000	MXN	6,291,655	MXN-TIIE-Banxico	Fixed 5.500%	Sep 2017	(52,024)	113,300	61,276
	Deutsche Bank AG	23,100,000	USD	23,100,000	Fixed 2.750%	3 Month LIBOR	Jun 2042	(64,988)	(1,166,455)	(1,231,443)
	HSBC Bank USA	248,800,000	MXN	19,069,343	MXN-TIIE-Banxico	Fixed 5.600%	Sep 2016	80,739	269,821	350,560
	HSBC Bank USA	40,000,000	MXN	2,868,671	MXN-TIIE-Banxico	Fixed 5.500%	Sep 2017	(17,636)	45,809	28,173
	Morgan Stanley Capital Services, Inc.	13,600,000	MXN	1,105,893	MXN-TIIE-Banxico	Fixed 5.600%	Sep 2016	2,284	16,878	19,162
	Morgan Stanley Capital Services, Inc.	50,000,000	MXN	3,608,427	MXN-TIIE-Banxico	Fixed 5.500%	Sep 2017	(23,393)	58,609	35,216
	Morgan Stanley Capital Services, Inc.	11,100,000	MXN	906,274	MXN-TIIE-Banxico	Fixed 6.350%	Jun 2021	2,413	33,174	35,587
	Morgan Stanley Capital Services, Inc.	23,600,000	USD	23,600,000	Fixed 2.750%	3 Month LIBOR	Jun 2042	500,349	(1,758,447)	(1,258,098)

Exchange Traded Swaps
		87,400,000	USD	87,400,000	3 Month LIBOR	Fixed 4.250%	Jun 2041	(22,794,713)	(9,674,586)	(32,469,299)
				$193,130,773				($22,226,851)	($11,720,558)	($33,947,409)

The following are abbreviations for the tables above:

BBR       Bank Bill Rate
BBSW   Bank Bill Swap Rate
CDI        Brazil Interbank Deposit Rate
LIBOR   London Interbank Offered Rate
TIIE       Tasa de Intere’s Interbancaria de Equilibrio (Interbank Equilibrium Interest Rate)

76

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Currency swaps  A currency swap is an agreement between a Portfolio and counterparty to exchange cash flows based on the notional difference among two or more currencies.

Global Bond Trust

The Portfolio used currency swaps to manage against anticipated currency exchange rate changes and as a substitute for securities purchased. During the six months ended June 30, 2012, the Portfolio held currency swaps with total USD notional amounts ranging up to $9.8 million, as measured at each quarter end.

PORTFOLIO	COUNTERPARTY	RECEIVE	PAY	MATURITY DATE*	NOTIONAL AMOUNT OF CURRENCY RECEIVED	NOTIONAL AMOUNT OF CURRENCY DELIVERED	UNAMORTIZED UPFRONT PAYMENT PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)	MARKET VALUE
Global Bond Trust
	BNP Paribas	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of currency delivered	Floating rate equal to 3 Month JPY-LIBOR less 0.755% based on the notional amount of the currency received	May 2014	$9,800,000	JPY 784,000,000	—	($7,936)	($7,936)
							—	($7,936)	($7,936)

*	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

Credit default swaps  Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by the Buyer), for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor” (the Seller), receiving the premium and agreeing to remedies that are specified within the credit default agreement. The Portfolios may enter into CDS in which they may act as either Buyer or Seller. By acting as the Seller, a Portfolio may incur economic leverage since it would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such case would be reduced by any recovery value on the underlying credit.

The following tables summarize the contracts held at June 30, 2012, and the range of notional contract amounts held by the Portfolios during the six months ended June 30, 2012. In addition, the tables detail how the Portfolios used credit default swap contracts as buyers of protection during the six months ended June 30, 2012.

Global Bond Trust

The Portfolio used credit default swaps to manage against potential credit events. During the six months ended June 30, 2012, the Portfolio held credit default swaps with total USD notional amounts ranging from approximately $30.8 million to $41.2 million, as measured at each quarter end.

PORTFOLIO	COUNTERPARTY	REFERENCE OBLIGATION	NOTIONAL AMOUNT	CURRENCY	USD NOTIONAL AMOUNT	(PAY)/ RECEIVE FIXED RATE	MATURITY DATE	UNAMORTIZED UPFRONT PAYMENT PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)	MARKET VALUE
Global Bond Trust
	Bank of America N.A.	CNA Financial Corp.	4,000,000	USD	$4,000,000	(0.940)%	Dec 2014	—	$7,574	$7,574
	Bank of America N.A.	Computer Sciences Corp.	2,050,000	USD	2,050,000	(0.970)%	Mar 2018	—	289,429	289,429
	Bank of America N.A.	Spectra Energy Capital, LLC	3,000,000	USD	3,000,000	(1.180)%	Jun 2018	—	32,001	32,001
	Bank of America N.A.	Starwood Hotels & Resorts Worldwide, Inc.	3,000,000	USD	3,000,000	(1.490)%	Jun 2018	—	28,344	28,344
	Barclays Bank PLC	Sealed Air Corp.	3,000,000	USD	3,000,000	(1.035)%	Sep 2013	—	(12,563)	(12,563)
	BNP Paribas	Vivendi	1,300,000	USD	1,300,000	(1.780)%	Jun 2013	—	(12,681)	(12,681)
	Citibank N.A.	AutoZone, Inc.	800,000	USD	800,000	(0.680)%	Dec 2012	—	(2,294)	(2,294)
	Citibank N.A.	Pearson PLC	3,000,000	USD	3,000,000	(0.570)%	Jun 2013	—	(14,988)	(14,988)
	Citibank N.A.	Sealed Air Corp.	1,200,000	USD	1,200,000	(0.590)%	Sep 2013	—	1,710	1,710
	Deutsche Bank AG	Tate & Lyle Public Limited Company	400,000	USD	400,000	(0.510)%	Dec 2014	—	(561)	(561)
	Deutsche Bank AG	Marsh & McLennan Companies, Inc.	1,100,000	USD	1,100,000	(0.800)%	Sep 2015	—	(12,716)	(12,716)
	Deutsche Bank AG	Spectra Energy Capital, LLC	1,000,000	USD	1,000,000	(1.200)%	Jun 2018	—	9,536	9,536
	JPMorgan Chase Bank, N.A.	Loews Corp.	400,000	USD	400,000	(0.330)%	Mar 2016	—	4,344	4,344
	Morgan Stanley Capital Services, Inc.	Masco Corp.	300,000	USD	300,000	(0.580)%	Sep 2012	—	287	287
	Morgan Stanley Capital Services, Inc.	Spectra Energy Capital, LLC	1,000,000	USD	1,000,000	(1.150)%	Jun 2018	—	12,364	12,364
	Morgan Stanley Capital Services, Inc.	Simon Property Group, L.P.	2,250,000	USD	2,250,000	(0.885)%	Jun 2018	—	42,077	42,077
	The Royal Bank of Scotland PLC	The Cleveland Electric Illuminating Company	3,000,000	USD	3,000,000	(0.940)%	Jun 2017	—	82,738	82,738
					$30,800,000			—	$454,601	$454,601

High Yield Trust

The Portfolio used credit default swaps to gain exposure to a credit index. During the six months ended June 30, 2012, the Portfolio held credit default swaps with total USD notional amounts ranging from approximately $8.2 million to $11.0 million, as measured at each quarter end.

PORTFOLIO	COUNTERPARTY	REFERENCE OBLIGATION	NOTIONAL AMOUNT	CURRENCY	USD NOTIONAL AMOUNT	(PAY)/ RECEIVE FIXED RATE	MATURITY DATE	UNAMORTIZED UPFRONT PAYMENT PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)	MARKET VALUE
High Yield Trust
	BNP Paribas	MARKIT CDX.NA.HY.18	4,158,000	USD	$4,158,000	5.000%	Jun 2017	187,172	($47,177)	$139,995
	Morgan Stanley and Company, Inc.	MARKIT CDX.NA.HY.17	1,536,000	USD	1,536,000	5.000%	Dec 2016	44,285	(9,490)	34,795

77

DERIVATIVE INSTRUMENTS, CONTINUED

PORTFOLIO	COUNTERPARTY	REFERENCE OBLIGATION	NOTIONAL AMOUNT	CURRENCY	USD NOTIONAL AMOUNT	(PAY)/ RECEIVE FIXED RATE	MATURITY DATE	UNAMORTIZED UPFRONT PAYMENT PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)	MARKET VALUE
High Yield Trust, continued
	Morgan Stanley and Company, Inc.	MARKIT CDX.NA.HY.17	2,496,000	USD	$2,496,000	5.000%	Dec 2016	66,205	($9,664)	$56,541
					$8,190,000			$297,662	($66,331)	$231,331

Investment Quality Bond Trust

The Portfolio used credit default swaps to manage against potential credit events. During the six months ended June 30, 2012, the Portfolio held credit default swaps with total USD notional amounts ranging from approximately $9.3 million to $20.9 million, as measured at each quarter end.

PORTFOLIO	COUNTERPARTY	REFERENCE OBLIGATION	NOTIONAL AMOUNT	CURRENCY	USD NOTIONAL AMOUNT	(PAY)/ RECEIVE FIXED RATE	MATURITY DATE	UNAMORTIZED UPFRONT PAYMENT PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)	MARKET VALUE
Investment Quality Bond Trust
	Goldman Sachs	Macy’s, Inc.	1,095,000	USD	$1,095,000	(1.000)%	Mar 2017	$4,913	$14,222	$19,135
	Goldman Sachs	ABX.HE.AAA.06-1	1,494,444	USD	1,494,444	(0.180)%	Jul 2045	134,507	(37)	134,470
	Goldman Sachs	ABX.HE.PENAAA.06-2	187,554	USD	187,554	(0.110)%	May 2046	56,568	(8,294)	48,274
	Goldman Sachs	CMBX.NA.AM.3	320,000	USD	320,000	(0.500)%	Dec 2049	75,049	(20,676)	54,373
	Goldman Sachs	CMBX.NA.AM.4	465,000	USD	465,000	(0.500)%	Feb 2051	97,216	(6,580)	90,636
	Goldman Sachs	CMBX.NA.A.1	235,000	USD	235,000	(0.350)%	Oct 2052	106,246	(2,272)	103,974
	JPMorgan Chase Bank, N.A.	CDX-NAHYS18V2-5Y	4,252,050	USD	4,252,050	(5.000)%	Jun 2017	277,871	(134,709)	143,162
	JPMorgan Chase Bank, N.A.	ABX.HE.PENAAA.06-2	555,161	USD	555,161	(0.110)%	May 2046	145,731	(8)	145,723
	JPMorgan Chase Bank, N.A.	CMBX.NA.AM.3	320,000	USD	320,000	(0.500)%	Dec 2049	64,686	(10,313)	54,373
	JPMorgan Chase Bank, N.A.	CMBX.NA.AM.3	105,000	USD	105,000	(0.500)%	Dec 2049	21,433	(3,592)	17,841
	JPMorgan Chase Bank, N.A.	CMBX.NA.A.1	505,000	USD	505,000	(0.350)%	Oct 2052	232,731	(9,298)	223,433
	Morgan Stanley Capital Services, Inc.	ABX.HE.AAA.06-1	779,443	USD	779,443	(0.180)%	Jul 2045	80,954	(9,003)	71,951
	Morgan Stanley Capital Services, Inc.	CMBX.NA.AM.4	935,000	USD	935,000	(0.500)%	Feb 2051	236,275	(54,028)	182,247
	Morgan Stanley Capital Services, Inc.	CMBX.NA.AA.1	620,000	USD	620,000	(0.250)%	Oct 2052	144,214	41,760	185,974
	UBS Securities LLC	Everest Reinsurance Holdings, Inc.	1,450,000	USD	1,450,000	(1.800)%	Dec 2013	—	(26,785)	(26,785)
					$13,318,652			1,678,394	($229,613)	$1,448,781

Real Return Bond Trust

The Portfolio used credit default swaps to manage against potential credit events. During the six months ended June 30, 2012, the Portfolio held credit default swaps with total USD notional amounts ranging from approximately $2.0 million to $3.7 million, as measured at each quarter end.

PORTFOLIO	COUNTERPARTY	REFERENCE OBLIGATION	NOTIONAL AMOUNT	CURRENCY	USD NOTIONAL AMOUNT	(PAY)/ RECEIVE FIXED RATE	MATURITY DATE	UNAMORTIZED UPFRONT PAYMENT PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)	MARKET VALUE
Real Return Bond Trust
	Barclays Bank PLC	Rexam PLC	1,000,000	USD	$1,000,000	(1.450)%	Jun 2013	—	($10,995)	($10,995)
	Barclays Bank PLC	Everest Reinsurance Holdings, Inc.	1,000,000	USD	1,000,000	(0.535)%	Dec 2014	—	3,864	3,864
					$2,000,000			—	($7,131)	($7,131)

Total Return Trust

The Portfolio used credit default swaps to manage against potential credit events. During the six months ended June 30, 2012, the Portfolio held credit default swaps with total USD notional amounts ranging up to approximately $118.7 million, as measured at each quarter end.

PORTFOLIO	COUNTERPARTY	REFERENCE OBLIGATION	NOTIONAL AMOUNT	CURRENCY	USD NOTIONAL AMOUNT	(PAY)/ RECEIVE FIXED RATE	MATURITY DATE	UNAMORTIZED UPFRONT PAYMENT	UNREALIZED APPRECIATION (DEPRECIATION)	MARKET VALUE
Total Return Trust
	Barclays Bank PLC	iTraxx Europe Series 16 Version 1	88,500,000	EUR	$115,728,597	(1.000)%	Dec 2016	$1,981,788	$1,136,070	$3,117,858
	Credit Suisse International	iTraxx Europe Series 16 Version 1	400,000	EUR	538,520	(1.000)%	Dec 2016	6,709	7,383	14,092
	Deutsche Bank AG	iTraxx Europe Series 16 Version 1	800,000	EUR	1,077,041	(1.000)%	Dec 2016	13,863	14,321	28,184
	Morgan Stanley Capital Services	iTraxx Europe Series 16 Version 1	1,000,000	EUR	1,313,800	(1.000)%	Dec 2016	24,432	10,798	35,230
					$118,657,958			$2,026,792	$1,168,572	$3,195,364

Implied credit spreads are utilized in determining the market value of CDS agreements in which a Portfolio is the Seller at period end. The implied credit spread generally represents the yield of the instrument above a credit-risk free rate, such as the U.S. Treasury Bond Yield, and may include upfront payments required to be made to enter into the agreement. It also serves as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. Wider credit spreads represent a deterioration of the referenced entity’s credit rating and an increased risk of default or other credit event occurring as defined

78

DERIVATIVE INSTRUMENTS, CONTINUED

under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that a Portfolio as the Seller could be required to make under a CDS agreement would be an amount equal to the notional amount of the agreement.

The following tables summarize the contracts written at June 30, 2012, and the range of notional contract amounts held by the Portfolios during the six months ended June 30, 2012. In addition, the tables detail how the Portfolios used credit default swap contracts as a seller of protection during the six months ended June 30, 2012.

Global Bond Trust

The Portfolio used credit default swaps to take a long position in the exposure of the benchmark credit. During the six months ended June 30, 2012, the Portfolio held credit default swaps with total USD notional amounts ranging from approximately $138.0 million to $153.1 million, as measured at each quarter end.

PORTFOLIO	COUNTERPARTY	REFERENCE OBLIGATION	IMPLIED CREDIT SPREAD AT 6-30-2012	NOTIONAL AMOUNT	CURRENCY	USD NOTIONAL AMOUNT	(PAY)/ RECEIVE FIXED RATE	MATURITY DATE	UNAMORTIZED UPFRONT PAYMENT PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)	MARKET VALUE
Global Bond Trust
	Bank of America N.A.	United Kingdom of Great Britain and Northern Ireland	0.27%	2,300,000	USD	$2,300,000	1.000%	Jun 2015	$12,804	$37,836	$50,640
	Bank of America N.A.	United Kingdom of Great Britain and Northern Ireland	0.27%	7,900,000	USD	7,900,000	1.000%	Jun 2015	32,743	141,195	173,938
	Bank of America N.A.	Ally Financial, Inc.	1.21%	1,300,000	USD	1,300,000	5.000%	Dec 2012	5,184	20,424	25,608
	Bank of America N.A.	MCDX.NA.15	n/a	900,000	USD	900,000	1.000%	Dec 2015	(17,771)	5,962	(11,809)
	Bank of America N.A.	State of California	2.25%	4,900,000	USD	4,900,000	2.930%	Dec 2020	—	204,358	204,358
	BNP Paribas	Commonwealth of Australia	0.34%	1,000,000	USD	1,000,000	1.000%	Jun 2015	10,074	9,741	19,815
	Citibank N.A.	United Kingdom of Great Britain and Northern Ireland	0.27%	1,000,000	USD	1,000,000	1.000%	Jun 2015	4,437	17,581	22,018
	Citibank N.A.	People’s Republic of China	0.87%	3,300,000	USD	3,300,000	1.000%	Mar 2016	25,454	(8,659)	16,795
	Citibank N.A.	United Kingdom of Great Britain and Northern Ireland	0.43%	1,800,000	USD	1,800,000	1.000%	Jun 2016	18,187	22,789	40,976
	Citibank N.A.	French Republic	1.78%	6,100,000	USD	6,100,000	0.250%	Jun 2017	(503,185)	66,832	(436,353)
	Citibank N.A.	MCDX.NA.15	n/a	300,000	USD	300,000	1.000%	Dec 2020	(14,249)	(3,036)	(17,285)
	Credit Suisse International	Government of Japan	0.63%	4,700,000	USD	4,700,000	1.000%	Mar 2016	(24,602)	89,669	65,067
	Deutsche Bank AG	Ally Financial, Inc.	1.21%	1,300,000	USD	1,300,000	5.000%	Sep 2012	2,737	10,558	13,295
	Deutsche Bank AG	United Kingdom of Great Britain and Northern Ireland	0.27%	1,800,000	USD	1,800,000	1.000%	Jun 2015	8,006	31,625	39,631
	Deutsche Bank AG	MCDX.NA.15	n/a	1,500,000	USD	1,500,000	1.000%	Dec 2015	(25,862)	6,180	(19,682)
	Deutsche Bank AG	People’s Republic of China	0.80%	800,000	USD	800,000	1.000%	Dec 2015	11,821	(6,207)	5,614
	Deutsche Bank AG	United Kingdom of Great Britain and Northern Ireland	0.34%	6,000,000	USD	6,000,000	1.000%	Dec 2015	90,679	47,781	138,460
	Deutsche Bank AG	United States of America	0.44%	7,900,000	EUR	11,004,303	0.250%	Dec 2015	(75,487)	11,462	(64,025)
	Deutsche Bank AG	Commonwealth of Australia	0.45%	2,700,000	USD	2,700,000	1.000%	Mar 2016	41,552	14,037	55,589
	Deutsche Bank AG	Commonwealth of Australia	0.52%	100,000	USD	100,000	1.000%	Sep 2016	1,255	775	2,030
	Deutsche Bank AG	Commonwealth of Australia	0.59%	1,200,000	USD	1,200,000	1.000%	Dec 2016	2,555	19,729	22,284
	Deutsche Bank AG	Republic of Italy	4.80%	200,000	USD	200,000	1.000%	Jun 2017	(29,528)	(1,784)	(31,312)
	Goldman Sachs	MCDX.NA.15	n/a	6,900,000	USD	6,900,000	1.000%	Dec 2015	(180,168)	89,629	(90,539)
	Goldman Sachs	Commonwealth of Australia	0.49%	600,000	USD	600,000	1.000%	Jun 2016	11,287	978	12,265
	Goldman Sachs	MCDX.NA.16	n/a	2,700,000	USD	2,700,000	1.000%	Jun 2016	(44,205)	(6,839)	(51,044)
	Goldman Sachs	Commonwealth of Australia	0.59%	900,000	USD	900,000	1.000%	Dec 2016	(3,424)	20,137	16,713
	Goldman Sachs	Federal Republic of Germany	0.83%	14,000,000	USD	14,000,000	0.250%	Dec 2016	(540,453)	184,416	(356,037)
	Goldman Sachs	French Republic	1.78%	500,000	USD	500,000	0.250%	Jun 2017	(41,035)	5,268	(35,767)
	Goldman Sachs	Kingdom of Spain	5.19%	5,400,000	USD	5,400,000	1.000%	Jun 2017	(822,595)	(93,170)	(915,765)
	HSBC Bank USA	French Republic	1.78%	1,200,000	USD	1,200,000	0.250%	Jun 2017	(101,498)	15,658	(85,840)
	HSBC Bank USA	Republic of Italy	4.80%	300,000	USD	300,000	1.000%	Jun 2017	(49,233)	2,265	(46,968)
	JPMorgan Chase Bank, N.A.	United Kingdom of Great Britain and Northern Ireland	0.27%	7,800,000	USD	7,800,000	1.000%	Jun 2015	23,712	148,024	171,736
	JPMorgan Chase Bank, N.A.	People’s Republic of China	0.80%	5,000,000	USD	5,000,000	1.000%	Dec 2015	65,301	(30,211)	35,090
	JPMorgan Chase Bank, N.A.	Commonwealth of Australia	0.49%	800,000	USD	800,000	1.000%	Jun 2016	13,856	2,498	16,354
	JPMorgan Chase Bank, N.A.	Kingdom of Spain	5.19%	400,000	USD	400,000	1.000%	Jun 2017	(63,983)	(3,851)	(67,834)
	Morgan Stanley Capital Services, Inc.	MCDX.NA.15	n/a	4,000,000	USD	4,000,000	1.000%	Dec 2015	(117,797)	65,311	(52,486)
	Morgan Stanley Capital Services, Inc.	Government of Japan	0.63%	500,000	USD	500,000	1.000%	Mar 2016	(3,483)	10,405	6,922
	Morgan Stanley Capital Services, Inc.	Commonwealth of Australia	0.49%	1,700,000	USD	1,700,000	1.000%	Jun 2016	31,650	3,102	34,752
	Morgan Stanley Capital Services, Inc.	State of California	1.68%	1,600,000	USD	1,600,000	1.350%	Jun 2016	—	(18,009)	(18,009)
	Morgan Stanley Capital Services, Inc.	Commonwealth of Australia	0.59%	700,000	USD	700,000	1.000%	Dec 2016	1,789	11,210	12,999
	Morgan Stanley Capital Services, Inc.	Commonwealth of Pennsylvania	1.37%	1,000,000	USD	1,000,000	1.400%	Mar 2021	—	2,493	2,493
	Morgan Stanley Capital Services, Inc.	State of California	2.27%	1,600,000	USD	1,600,000	2.150%	Mar 2021	—	(11,026)	(11,026)
	Morgan Stanley Capital Services, Inc.	State of Connecticut	1.58%	2,600,000	USD	2,600,000	1.630%	Mar 2021	—	9,191	9,191
	Morgan Stanley Capital Services, Inc.	State of California	2.29%	2,900,000	USD	2,900,000	2.150%	Jun 2021	—	(23,794)	(23,794)
	The Royal Bank of Scotland PLC	Commonwealth of Australia	0.45%	1,400,000	USD	1,400,000	1.000%	Mar 2016	22,778	6,046	28,824
	The Royal Bank of Scotland PLC	Commonwealth of Australia	0.45%	2,300,000	USD	2,300,000	1.000%	Mar 2016	36,655	10,699	47,354

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PORTFOLIO	COUNTERPARTY	REFERENCE OBLIGATION	IMPLIED CREDIT SPREAD AT 6-30-2012	NOTIONAL AMOUNT	CURRENCY	USD NOTIONAL AMOUNT	(PAY)/ RECEIVE FIXED RATE	MATURITY DATE	UNAMORTIZED UPFRONT PAYMENT PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)	MARKET VALUE
Global Bond Trust, continued
	The Royal Bank of Scotland PLC	Commonwealth of Australia	0.45%	2,700,000	USD	$2,700,000	1.000%	Mar 2016	$42,574	$13,015	$55,589
	The Royal Bank of Scotland PLC	Commonwealth of Australia	0.52%	1,800,000	USD	1,800,000	1.000%	Sep 2016	21,491	15,042	36,533
	The Royal Bank of Scotland PLC	Commonwealth of Australia	0.59%	2,200,000	USD	2,200,000	1.000%	Dec 2016	(8,369)	49,222	40,853
	UBS AG	United States of America	0.46%	4,000,000	EUR	5,804,597	0.250%	Jun 2016	(59,226)	18,763	(40,463)
	UBS AG	Commonwealth of Australia	0.52%	2,000,000	USD	2,000,000	1.000%	Sep 2016	29,876	10,716	40,592
	UBS AG	Commonwealth of Australia	0.52%	4,600,000	USD	4,600,000	1.000%	Sep 2016	57,751	35,610	93,361
	UBS AG	Commonwealth of Australia	0.59%	3,600,000	USD	3,600,000	1.000%	Dec 2016	2,320	64,530	66,850
	UBS AG	Commonwealth of Australia	0.59%	500,000	USD	500,000	1.000%	Dec 2016	(1,797)	11,082	9,285
	UBS AG	Kingdom of Spain	5.19%	1,000,000	USD	1,000,000	1.000%	Jun 2017	(159,284)	(10,302)	(169,586)
						$153,108,900			($2,258,706)	$1,346,956	($911,750)

High Yield Trust

The Portfolio used credit default swaps to take a long position in the exposure of the benchmark credit. During the six months ended June 30, 2012, the Portfolio held credit default swaps with total USD notional amounts ranging up to approximately $9.8 million, as measured at each quarter end. At June 30, 2012, the Portfolio held no credit default swap contracts.

Investment Quality Bond Trust

The Portfolio used credit default swaps to take a long position in the exposure of the benchmark credit. During the six months ended June 30, 2012, the Portfolio held credit default swaps with total USD notional amounts ranging from approximately $27.5 million to $35.3 million, as measured at each quarter end.

PORTFOLIO	COUNTERPARTY	REFERENCE OBLIGATION	IMPLIED CREDIT SPREAD AT 6-30-2012	NOTIONAL AMOUNT	CURRENCY	USD NOTIONAL AMOUNT	(PAY)/ RECEIVE FIXED RATE	MATURITY DATE	UNAMORTIZED UPFRONT PAYMENT PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)	MARKET VALUE
Investment Quality Bond Trust
	Goldman Sachs	Kohl’s Corp.	1.72%	1,095,000	USD	$1,095,000	0.350%	Mar 2017	($33,536)	($1,620)	($35,156)
	Goldman Sachs	CDX-NAHYS18V2-5Y	n/a	3,811,500	USD	3,811,500	1.650%	Jun 2017	(176,484)	48,279	(128,205)
	Goldman Sachs	CDX-NAIGS18V1-5Y	n/a	1,200,000	USD	1,200,000	2.500%	Jun 2017	(8,734)	2,418	(6,316)
	Goldman Sachs	ITRAXX-EUROPES17V1-5Y	n/a	1,000,000	EUR	1,257,150	5.000%	Jun 2017	(47,774)	9,840	(37,934)
	Goldman Sachs	ITRAXX-EUROPES17V1-5Y	n/a	5,125,000	EUR	6,501,571	5.000%	Jun 2017	(207,064)	12,655	(194,409)
	Goldman Sachs	ITRAXX-XOVERS17V1-5Y	n/a	400,000	EUR	502,860	5.000%	Jun 2017	(39,432)	9,215	(30,217)
	Goldman Sachs	ITRAXX-XOVERS17V1-5Y	n/a	1,550,000	EUR	1,966,329	1.000%	Jun 2017	(119,593)	2,502	(117,091)
	Goldman Sachs	ITRAXX-XOVERS17V1-5Y	n/a	150,000	EUR	187,035	1.000%	Jun 2017	(14,068)	2,658	(11,410)
	Goldman Sachs	LCDX.NA.18-V2	n/a	589,050	USD	589,050	5.000%	Jun 2017	(21,896)	14,222	(7,674)
	Goldman Sachs	Kingdom of Spain	5.23%	725,000	USD	725,000	1.000%	Sep 2017	(127,753)	202	(127,551)
	JPMorgan Chase Bank, N.A.	Italian Republic	4.81%	1,110,000	USD	1,110,000	0.080%	Sep 2017	(179,198)	308	(178,890)
	JPMorgan Chase Bank, N.A.	ABX.HE.PENAAA.07-2	n/a	197,177	USD	197,177	0.080%	Jan 2038	(123,907)	2,799	(121,108)
	JPMorgan Chase Bank, N.A.	CMBX.NA.AJ.2	n/a	610,000	USD	610,000	1.000%	Mar 2049	(119,213)	(32,414)	(151,627)
	JPMorgan Chase Bank, N.A.	CMBX.NA.AJ.2	n/a	625,000	USD	625,000	1.090%	Mar 2049	(122,145)	(33,210)	(155,355)
	JPMorgan Chase Bank, N.A.	CMBX.NA.AAA.3	n/a	890,000	USD	890,000	1.000%	Dec 2049	(68,977)	10	(68,967)
	JPMorgan Chase Bank, N.A.	CMBX.NA.AJ.3	n/a	335,000	USD	335,000	1.650%	Dec 2049	(103,005)	(25,051)	(128,056)
	JPMorgan Chase Bank, N.A.	CMBX.NA.AJ.3	n/a	180,000	USD	180,000	1.650%	Dec 2049	(73,790)	4,984	(68,806)
	JPMorgan Chase Bank, N.A.	CMBX.NA.AA.4	n/a	350,000	USD	350,000	1.470%	Feb 2051	(213,587)	(15,567)	(229,154)
	JPMorgan Chase Bank, N.A.	CMBX.NA.AA.4	n/a	350,000	USD	350,000	0.760%	Feb 2051	(231,083)	1,929	(229,154)
	JPMorgan Chase Bank, N.A.	CMBX.NA.AAA.5	n/a	655,000	USD	655,000	0.350%	Feb 2051	(66,056)	15,338	(50,718)
	Morgan Stanley Capital Services, Inc.	CDX-NAIGS18V1-5Y	n/a	7,755,000	USD	7,755,000	1.000%	Jun 2017	(54,054)	9,725	(44,329)
	Morgan Stanley Capital Services, Inc.	ITRAXX-XOVERS17V1-5Y	n/a	730,000	EUR	917,720	4.580%	Jun 2017	(70,086)	14,940	(55,146)
	Morgan Stanley Capital Services, Inc.	PRIMEX.ARM.1	n/a	329,929	USD	329,929	1.470%	Jun 2036	11,064	5,305	16,369
	Morgan Stanley Capital Services, Inc.	PRIMEX.ARM.2	n/a	1,033,386	USD	1,033,387	4.420%	Dec 2037	(78,080)	10,668	(67,412)
	Morgan Stanley Capital Services, Inc.	CMBX.NA.AAA.3	n/a	620,000	USD	620,000	5.000%	Dec 2049	(58,738)	11,471	(47,267)
	Morgan Stanley Capital Services, Inc.	CMBX.NA.AA.4	n/a	345,000	USD	345,000	1.090%	Feb 2051	(194,884)	(30,996)	(225,880)
	Morgan Stanley Capital Services, Inc.	Xerox Corp.	1.85%	825,000	USD	825,000	5.000%	Jun 2016	(9,702)	(16,809)	(26,511)
	Morgan Stanley Capital Services, Inc.	CMBX.NA.AAA.	n/a	315,000	USD	315,000	1.000%	Feb 2051	(24,536)	145	(24,391)
						$35,278,708			($2,576,311)	$23,946	($2,552,365)

80

DERIVATIVE INSTRUMENTS, CONTINUED

Real Return Bond Trust

The Portfolio used credit default swaps to take a long position in exposure of the benchmark credit. During the six months ended June 30, 2012, the Portfolio held credit default swaps with total USD notional amounts ranging from approximately $3.7 million to $4.8 million, as measured at each quarter end.

PORTFOLIO	COUNTERPARTY	REFERENCE OBLIGATION	IMPLIED CREDIT SPREAD AT 6-30-2012	NOTIONAL AMOUNT	CURRENCY	USD NOTIONAL AMOUNT	(PAY)/ RECEIVE FIXED RATE	MATURITY DATE	UNAMORTIZED UPFRONT PAYMENT PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)	MARKET VALUE
Real Return Bond Trust
	Barclays Bank PLC	Federative Republic of Brazil	1.13%	500,000	USD	$500,000	1.000%	Jun 2015	($2,476)	$686	($1,790)
	Barclays Bank PLC	CDX.EM.15	n/a	100,000	USD	100,000	5.000%	Jun 2016	10,222	(1,384)	8,838
	Deutsche Bank AG	United Kingdom of Great Britain and Northern Ireland	0.27%	1,300,000	USD	1,300,000	1.000%	Jun 2015	8,987	19,636	28,623
	Deutsche Bank AG	CDX.EM.14	n/a	200,000	USD	200,000	5.000%	Dec 2015	19,861	(3,577)	16,284
	Goldman Sachs	Government of Japan	0.58%	500,000	USD	500,000	1.000%	Dec 2015	7,431	33	7,464
	JPMorgan Chase Bank, N.A.	Federative Republic of Brazil	1.13%	600,000	USD	600,000	1.000%	Jun 2015	(3,956)	1,809	(2,147)
	JPMorgan Chase Bank, N.A.	Petroleum Brasileiro S/A Petrobras	1.55%	300,000	USD	300,000	1.000%	Sep 2015	(5,394)	286	(5,108)
	UBS AG	CDX.EM.14	n/a	200,000	USD	200,000	5.000%	Dec 2015	18,855	(2,571)	16,284
						$3,700,000			$53,530	$14,918	$68,448

Total Return Trust

The Portfolio used credit default swaps to take a long position in exposure of the benchmark credit. During the six months ended June 30, 2012, the Portfolio held credit default swaps with total USD notional amounts ranging from approximately $443.7 million to $486.3 million, as measured at each quarter end.

PORTFOLIO	COUNTERPARTY	REFERENCE OBLIGATION	IMPLIED CREDIT SPREAD 6-30-2012	NOTIONAL AMOUNT	CURRENCY	USD NOTIONAL AMOUNT	(PAY)/ RECEIVE FIXED RATE	MATURITY DATE	UNAMORTIZED UPFRONT PAYMENT	UNREALIZED APPRECIATION (DEPRECIATION)	MARKET VALUE
Total Return Trust
	Bank of America N.A.	Berkshire Hathaway, Inc.	0.95%	2,900,000	USD	$2,900,000	1.000%	Mar 2015	($27,300)	$31,769	$4,469
	Bank of America N.A.	United Mexican States	1.00%	300,000	USD	300,000	1.000%	Sep 2015	(2,727)	2,866	139
	Bank of America N.A.	General Electric Capital Corp.	1.45%	2,600,000	USD	2,600,000	1.000%	Dec 2015	(35,975)	(2,692)	(38,667)
	Bank of America N.A.	General Electric Capital Corp.	1.45%	2,500,000	USD	2,500,000	1.000%	Dec 2015	(33,800)	(3,380)	(37,180)
	Bank of America N.A.	Federative Republic of Brazil	1.29%	20,700,000	USD	20,700,000	1.000%	Mar 2016	(108,271)	(102,926)	(211,197)
	Bank of America N.A.	French Republic	1.40%	2,300,000	USD	2,300,000	0.250%	Mar 2016	(66,757)	(28,391)	(95,148)
	Bank of America N.A.	Government of Japan	0.63%	300,000	USD	300,000	1.000%	Mar 2016	3,059	1,094	4,153
	Bank of America N.A.	Government of Japan	0.63%	400,000	USD	400,000	1.000%	Mar 2016	3,799	1,738	5,537
	Bank of America N.A.	MetLife, Inc.	2.46%	7,300,000	USD	7,300,000	1.000%	Mar 2016	(121,338)	(249,488)	(370,826)
	Bank of America N.A.	Federative Republic of Brazil	1.31%	1,000,000	USD	1,000,000	1.950%	Apr 2016	(1,517)	29,281	27,764
	Bank of America N.A.	Credit Agricole SA	5.50%	3,000,000	EUR	4,438,047	1.000%	Jun 2016	(252,674)	(344,516)	(597,190)
	Bank of America N.A.	United Kingdom of Great Britain and Northern Ireland	0.43%	3,900,000	USD	3,900,000	1.000%	Jun 2016	61,808	26,974	88,782
	Bank of America N.A.	Republic of Korea	1.01%	1,400,000	USD	1,400,000	1.000%	Sep 2016	(837)	445	(392)
	Bank of America N.A.	Government of Japan	0.85%	2,000,000	USD	2,000,000	1.000%	Mar 2017	(13,228)	27,760	14,532
	Bank of America N.A.	Government of Japan	0.85%	500,000	USD	500,000	1.000%	Mar 2017	(2,561)	6,194	3,633
	Bank of America N.A.	Federal Republic of Germany	0.95%	15,200,000	USD	15,200,000	0.250%	Jun 2017	(465,348)	(50,650)	(515,998)
	Bank of America N.A.	Government of Japan	0.90%	1,600,000	USD	1,600,000	1.000%	Jun 2017	(3,767)	11,832	8,065
	Barclays Bank PLC	Dell, Inc.	0.51%	5,900,000	USD	5,900,000	1.000%	Sep 2013	11,949	25,571	37,520
	Barclays Bank PLC	United Mexican States	0.91%	2,000,000	USD	2,000,000	1.000%	Mar 2015	(23,934)	29,271	5,337
	Barclays Bank PLC	CDX.EM.13	n/a	200,000	USD	200,000	5.000%	Jun 2015	14,105	684	14,789
	Barclays Bank PLC	CDX.EM.13	n/a	22,500,000	USD	22,500,000	5.000%	Jun 2015	1,755,960	(92,187)	1,663,773
	Barclays Bank PLC	Federative Republic of Brazil	1.13%	500,000	USD	500,000	1.000%	Jun 2015	(4,100)	2,311	(1,789)
	Barclays Bank PLC	CDX.EM.14	n/a	1,700,000	USD	1,700,000	5.000%	Dec 2015	155,956	(17,542)	138,414
	Barclays Bank PLC	People’s Republic of China	0.87%	700,000	USD	700,000	1.000%	Mar 2016	6,071	(2,508)	3,563
	Barclays Bank PLC	United Mexican States	1.10%	200,000	USD	200,000	1.000%	Mar 2016	(1,115)	427	(688)
	Barclays Bank PLC	Republic of Indonesia	1.47%	3,100,000	USD	3,100,000	1.000%	Jun 2016	(39,721)	(15,009)	(54,730)
	Barclays Bank PLC	Republic of Indonesia	1.47%	2,100,000	USD	2,100,000	1.000%	Jun 2016	(27,665)	(9,410)	(37,075)
	Barclays Bank PLC	Republic of Indonesia	1.47%	1,900,000	USD	1,900,000	1.000%	Jun 2016	(23,828)	(9,716)	(33,544)
	Barclays Bank PLC	Republic of Indonesia	1.47%	1,800,000	USD	1,800,000	1.000%	Jun 2016	(22,246)	(9,533)	(31,779)
	Barclays Bank PLC	French Republic	1.53%	500,000	USD	500,000	0.250%	Sep 2016	(25,414)	(461)	(25,875)
	Barclays Bank PLC	Government of Japan	0.85%	9,700,000	USD	9,700,000	1.000%	Mar 2017	(71,767)	142,249	70,482
	BNP Paribas	People’s Republic of China	0.87%	300,000	USD	300,000	1.000%	Mar 2016	2,634	(1,107)	1,527
	BNP Paribas	United States of America	0.45%	7,800,000	EUR	10,936,378	0.250%	Mar 2016	(82,716)	11,675	(71,041)
	BNP Paribas	Federative Republic of Brazil	1.53%	4,700,000	USD	4,700,000	1.000%	Jun 2017	(43,504)	(73,528)	(117,032)
	BNP Paribas	United Mexican States	1.33%	4,900,000	USD	4,900,000	1.000%	Jun 2017	(21,008)	(56,016)	(77,024)
	BNP Paribas	Republic of Indonesia	2.36%	3,800,000	USD	3,800,000	1.000%	Jun 2021	(232,765)	(153,452)	(386,217)
	Citibank N.A.	General Electric Capital Corp.	0.93%	1,500,000	USD	1,500,000	4.325%	Dec 2013	—	77,190	77,190
	Citibank N.A.	United Mexican States	0.91%	2,000,000	USD	2,000,000	1.000%	Mar 2015	(24,425)	29,762	5,337
	Citibank N.A.	Federative Republic of Brazil	1.17%	1,000,000	USD	1,000,000	1.000%	Sep 2015	(10,014)	4,924	(5,090)
	Citibank N.A.	Republic of Indonesia	1.18%	500,000	USD	500,000	1.000%	Sep 2015	(7,096)	4,402	(2,694)
	Citibank N.A.	United Mexican States	1.00%	700,000	USD	700,000	1.000%	Sep 2015	(6,783)	7,108	325
	Citibank N.A.	CDX.EM.14	n/a	1,000,000	USD	1,000,000	5.000%	Dec 2015	91,739	(10,319)	81,420
	Citibank N.A.	Federative Republic of Brazil	1.29%	8,200,000	USD	8,200,000	1.000%	Mar 2016	(94,288)	10,625	(83,663)
	Citibank N.A.	Republic of Kazakhstan	2.20%	300,000	USD	300,000	1.000%	Mar 2016	(6,284)	(6,566)	(12,850)
	Citibank N.A.	United Mexican States	1.10%	12,000,000	USD	12,000,000	1.000%	Mar 2016	(71,087)	29,799	(41,288)

81

DERIVATIVE INSTRUMENTS, CONTINUED

PORTFOLIO	COUNTERPARTY	REFERENCE OBLIGATION	IMPLIED CREDIT SPREAD 6-30-2012	NOTIONAL AMOUNT	CURRENCY	USD NOTIONAL AMOUNT	(PAY)/ RECEIVE FIXED RATE	MATURITY DATE	UNAMORTIZED UPFRONT PAYMENT	UNREALIZED APPRECIATION (DEPRECIATION)	MARKET VALUE
Total Return Trust, continued
	Citibank N.A.	Berkshire Hathaway, Inc.	1.21%	11,000,000	USD	$11,000,000	1.000%	Jun 2016	($20,389)	($67,169)	($87,558)
	Citibank N.A.	Federative Republic of Brazil	1.34%	6,600,000	USD	6,600,000	1.000%	Jun 2016	(17,232)	(66,904)	(84,136)
	Citibank N.A.	Republic of Indonesia	1.47%	600,000	USD	600,000	1.000%	Jun 2016	(8,692)	(1,901)	(10,593)
	Citibank N.A.	United Mexican States	1.15%	3,600,000	USD	3,600,000	1.000%	Jun 2016	(6,101)	(13,294)	(19,395)
	Citibank N.A.	Republic of Indonesia	2.36%	1,200,000	USD	1,200,000	1.000%	Jun 2021	(75,587)	(46,376)	(121,963)
	Credit Suisse International	People’s Republic of China	0.65%	5,000,000	USD	5,000,000	1.000%	Mar 2015	12,640	35,653	48,293
	Credit Suisse International	CDX.EM.13	n/a	700,000	USD	700,000	5.000%	Jun 2015	52,490	(728)	51,762
	Credit Suisse International	Federative Republic of Brazil	1.13%	6,900,000	USD	6,900,000	1.000%	Jun 2015	(55,429)	30,734	(24,695)
	Credit Suisse International	United Kingdom of Great Britain and Northern Ireland	0.39%	8,100,000	USD	8,100,000	1.000%	Mar 2016	113,816	71,843	185,659
	Credit Suisse International	ArcelorMittal	4.82%	1,500,000	USD	1,500,000	1.000%	Jun 2016	(58,557)	(141,893)	(200,450)
	Deutsche Bank	CDX.NA.IG.9	n/a	12,152,686	USD	12,152,686	0.705%	Dec 2012	—	43,885	43,885
	Deutsche Bank	Berkshire Hathaway, Inc.	0.46%	2,000,000	USD	2,000,000	0.850%	Mar 2013	—	6,146	6,146
	Deutsche Bank	CDX.NA.IG.10-V4	n/a	2,411,247	USD	2,411,247	0.530%	Jun 2013	—	12,856	12,856
	Deutsche Bank	General Electric Capital Corp.	0.93%	1,400,000	USD	1,400,000	4.900%	Dec 2013	—	84,180	84,180
	Deutsche Bank	CDX.EM.12	n/a	1,400,000	USD	1,400,000	5.000%	Dec 2014	68,698	21,353	90,051
	Deutsche Bank	United Mexican States	0.91%	1,000,000	USD	1,000,000	1.000%	Mar 2015	(12,212)	14,881	2,669
	Deutsche Bank	CDX.EM.13	n/a	4,800,000	USD	4,800,000	5.000%	Jun 2015	350,702	4,236	354,938
	Deutsche Bank	Federative Republic of Brazil	1.13%	2,800,000	USD	2,800,000	1.000%	Jun 2015	(17,607)	7,586	(10,021)
	Deutsche Bank	Federative Republic of Brazil	1.13%	700,000	USD	700,000	1.000%	Jun 2015	(3,836)	1,331	(2,505)
	Deutsche Bank	French Republic	1.32%	8,500,000	USD	8,500,000	0.250%	Dec 2015	(456,322)	149,263	(307,059)
	Deutsche Bank	French Republic	1.40%	600,000	USD	600,000	0.250%	Mar 2016	(17,431)	(7,390)	(24,821)
	Deutsche Bank	General Electric Capital Corp.	1.47%	400,000	USD	400,000	1.000%	Mar 2016	(15,825)	9,154	(6,671)
	Deutsche Bank	MetLife, Inc.	2.46%	2,200,000	USD	2,200,000	1.000%	Mar 2016	(33,639)	(78,117)	(111,756)
	Deutsche Bank	MetLife, Inc.	2.46%	1,500,000	USD	1,500,000	1.000%	Mar 2016	(22,446)	(53,751)	(76,197)
	Deutsche Bank	United Kingdom of Great Britain and Northern Ireland	0.39%	1,200,000	USD	1,200,000	1.000%	Mar 2016	16,862	10,643	27,505
	Deutsche Bank	United Mexican States	1.10%	7,500,000	USD	7,500,000	1.000%	Mar 2016	(40,455)	14,650	(25,805)
	Deutsche Bank	Federative Republic of Brazil	1.34%	7,600,000	USD	7,600,000	1.000%	Jun 2016	(17,353)	(79,531)	(96,884)
	Deutsche Bank	People’s Republic of China	0.93%	5,100,000	USD	5,100,000	1.000%	Jun 2016	43,452	(27,333)	16,119
	Deutsche Bank	Republic of Korea	0.97%	1,200,000	USD	1,200,000	1.000%	Jun 2016	449	1,510	1,959
	Deutsche Bank	Republic of Korea	0.97%	800,000	USD	800,000	1.000%	Jun 2016	449	857	1,306
	Deutsche Bank	People’s Republic of China	0.98%	800,000	USD	800,000	1.000%	Sep 2016	3,568	(2,566)	1,002
	Deutsche Bank	Ally Financial, Inc.	3.84%	1,900,000	USD	1,900,000	5.000%	Dec 2016	(57,855)	146,404	88,549
	Deutsche Bank	Ally Financial, Inc.	3.84%	1,000,000	USD	1,000,000	5.000%	Dec 2016	(12,406)	59,011	46,605
	Deutsche Bank	Federative Republic of Brazil	1.53%	9,600,000	USD	9,600,000	1.000%	Jun 2017	(86,596)	(152,448)	(239,044)
	Deutsche Bank	Republic of Korea	1.20%	600,000	USD	600,000	1.000%	Jun 2017	(6,735)	1,182	(5,553)
	Deutsche Bank	The Export-Import Bank of China	1.72%	500,000	USD	500,000	1.000%	Jun 2017	(20,978)	4,184	(16,794)
	Deutsche Bank	MetLife, Inc.	2.88%	4,100,000	USD	4,100,000	1.000%	Mar 2018	(189,956)	(199,397)	(389,353)
	Deutsche Bank	Republic of Indonesia	2.36%	2,300,000	USD	2,300,000	1.000%	Jun 2021	(137,927)	(95,836)	(233,763)
	Goldman Sachs	CDX.NA.IG.10-V4	n/a	2,989,946	USD	2,989,946	0.463%	Jun 2013	—	13,876	13,876
	Goldman Sachs	Berkshire Hathaway, Inc.	0.95%	1,400,000	USD	1,400,000	1.000%	Mar 2015	(13,179)	15,336	2,157
	Goldman Sachs	CDX.EM.13	n/a	100,000	USD	100,000	5.000%	Jun 2015	7,024	371	7,395
	Goldman Sachs	CDX.EM.13	n/a	100,000	USD	100,000	5.000%	Jun 2015	7,191	204	7,395
	Goldman Sachs	Federative Republic of Brazil	1.13%	500,000	USD	500,000	1.000%	Jun 2015	(3,829)	2,040	(1,789)
	Goldman Sachs	United Kingdom of Great Britain and Northern Ireland	0.27%	3,300,000	USD	3,300,000	1.000%	Jun 2015	26,863	45,795	72,658
	Goldman Sachs	United Kingdom of Great Britain and Northern Ireland	0.34%	2,600,000	USD	2,600,000	1.000%	Dec 2015	40,157	19,842	59,999
	Goldman Sachs	United Kingdom of Great Britain and Northern Ireland	0.34%	1,000,000	USD	1,000,000	1.000%	Dec 2015	15,582	7,495	23,077
	Goldman Sachs	French Republic	1.47%	9,300,000	USD	9,300,000	0.250%	Jun 2016	(187,835)	(245,514)	(433,349)
	Goldman Sachs	People’s Republic of China	0.98%	300,000	USD	300,000	1.000%	Sep 2016	1,323	(947)	376
	Goldman Sachs	Government of Japan	0.85%	7,600,000	USD	7,600,000	1.000%	Mar 2017	(51,147)	106,370	55,223
	Goldman Sachs	Government of Japan	0.85%	600,000	USD	600,000	1.000%	Mar 2017	(4,706)	9,066	4,360
	Goldman Sachs	Government of Japan	0.85%	600,000	USD	600,000	1.000%	Mar 2017	(3,768)	8,128	4,360
	Goldman Sachs	Government of Japan	0.90%	10,600,000	USD	10,600,000	1.000%	Jun 2017	(29,885)	83,318	53,433
	Goldman Sachs	Government of Japan	0.90%	400,000	USD	400,000	1.000%	Jun 2017	(1,130)	3,146	2,016
	Goldman Sachs	Russian Federation	2.33%	300,000	USD	300,000	1.000%	Jun 2017	(20,487)	1,970	(18,517)
	Goldman Sachs	CDX.NA.IG.9	n/a	964,499	USD	964,499	0.548%	Dec 2017	—	8,154	8,154
	Goldman Sachs	American International Group, Inc.	2.62%	1,700,000	USD	1,700,000	1.000%	Dec 2020	(340,498)	152,020	(188,478)
	HSBC Bank USA	CDX.EM.13	n/a	6,300,000	USD	6,300,000	5.000%	Jun 2015	441,223	24,634	465,857
	HSBC Bank USA	Federative Republic of Brazil	1.13%	2,300,000	USD	2,300,000	1.000%	Jun 2015	(36,427)	28,196	(8,231)
	HSBC Bank USA	Federative Republic of Brazil	1.17%	1,700,000	USD	1,700,000	1.000%	Sep 2015	(10,884)	2,231	(8,653)
	HSBC Bank USA	CDX.EM.14	n/a	800,000	USD	800,000	5.000%	Dec 2015	69,363	(4,227)	65,136
	HSBC Bank USA	People’s Republic of China	0.93%	6,000,000	USD	6,000,000	1.000%	Jun 2016	(100,593)	119,557	18,964
	HSBC Bank USA	Republic of Indonesia	1.47%	2,100,000	USD	2,100,000	1.000%	Jun 2016	(28,043)	(9,032)	(37,075)
	HSBC Bank USA	French Republic	1.53%	500,000	USD	500,000	0.250%	Sep 2016	(15,676)	(10,199)	(25,875)
	HSBC Bank USA	French Republic	1.53%	500,000	USD	500,000	0.250%	Sep 2016	(25,227)	(648)	(25,875)
	HSBC Bank USA	People’s Republic of China	1.17%	7,300,000	USD	7,300,000	1.000%	Jun 2017	(34,441)	(22,955)	(57,396)
	HSBC Bank USA	United Mexican States	1.33%	3,100,000	USD	3,100,000	1.000%	Jun 2017	(14,026)	(34,704)	(48,730)
	HSBC Bank USA	United Mexican States	1.66%	9,600,000	USD	9,600,000	1.000%	Mar 2021	(384,362)	(107,149)	(491,511)
	JPMorgan Chase Bank, N.A.	United Kingdom of Great Britain and Northern Ireland	0.25%	1,300,000	USD	1,300,000	1.000%	Mar 2015	2,958	24,075	27,033

82

DERIVATIVE INSTRUMENTS, CONTINUED

PORTFOLIO	COUNTERPARTY	REFERENCE OBLIGATION	IMPLIED CREDIT SPREAD 6-30-2012	NOTIONAL AMOUNT	CURRENCY	USD NOTIONAL AMOUNT	(PAY)/ RECEIVE FIXED RATE	MATURITY DATE	UNAMORTIZED UPFRONT PAYMENT	UNREALIZED APPRECIATION (DEPRECIATION)	MARKET VALUE
Total Return Trust, continued
	JPMorgan Chase Bank, N.A.	United Kingdom of Great Britain and Northern Ireland	0.25%	700,000	USD	$700,000	1.000%	Mar 2015	$1,771	$12,785	$14,556
	JPMorgan Chase Bank, N.A.	CDX.EM.13	n/a	10,000,000	USD	10,000,000	5.000%	Jun 2015	705,938	33,517	739,455
	JPMorgan Chase Bank, N.A.	Federative Republic of Brazil	1.17%	2,100,000	USD	2,100,000	1.000%	Sep 2015	(14,315)	3,626	(10,689)
	JPMorgan Chase Bank, N.A.	Government of Japan	0.63%	1,300,000	USD	1,300,000	1.000%	Mar 2016	8,228	9,769	17,997
	JPMorgan Chase Bank, N.A.	MetLife, Inc.	2.46%	4,000,000	USD	4,000,000	1.000%	Mar 2016	(67,847)	(135,345)	(203,192)
	JPMorgan Chase Bank, N.A.	Republic of Indonesia	1.47%	1,600,000	USD	1,600,000	1.000%	Jun 2016	(22,610)	(5,638)	(28,248)
	JPMorgan Chase Bank, N.A.	Federative Republic of Brazil	1.38%	1,500,000	USD	1,500,000	1.000%	Sep 2016	(7,517)	(15,384)	(22,901)
	JPMorgan Chase Bank, N.A.	People’s Republic of China	0.98%	1,900,000	USD	1,900,000	1.000%	Sep 2016	8,954	(6,575)	2,379
	JPMorgan Chase Bank, N.A.	Federative Republic of Brazil	1.53%	2,400,000	USD	2,400,000	1.000%	Jun 2017	(31,717)	(28,044)	(59,761)
	JPMorgan Chase Bank, N.A.	CDX.NA.IG.9-V4	n/a	2,121,897	USD	2,121,897	0.553%	Dec 2017	—	18,497	18,497
	Morgan Stanley Capital Services, Inc.	CDX.NA.IG.9	n/a	4,800,000	USD	4,800,000	0.963%	Dec 2012	—	23,444	23,444
	Morgan Stanley Capital Services, Inc.	CDX.EM.13	n/a	8,700,000	USD	8,700,000	5.000%	Jun 2015	623,137	20,189	643,326
	Morgan Stanley Capital Services, Inc.	Federative Republic of Brazil	1.13%	800,000	USD	800,000	1.000%	Jun 2015	(4,439)	1,576	(2,863)
	Morgan Stanley Capital Services, Inc.	French Republic	1.40%	500,000	USD	500,000	0.250%	Mar 2016	(12,358)	(8,326)	(20,684)
	Morgan Stanley Capital Services, Inc.	General Electric Capital Corp.	1.49%	1,200,000	USD	1,200,000	1.000%	Jun 2016	(3,554)	(18,626)	(22,180)
	Morgan Stanley Capital Services, Inc.	United Kingdom of Great Britain and Northern Ireland	0.43%	1,800,000	USD	1,800,000	1.000%	Jun 2016	24,662	16,314	40,976
	Morgan Stanley Capital Services, Inc.	French Republic	1.53%	3,600,000	USD	3,600,000	0.250%	Sep 2016	(138,837)	(47,463)	(186,300)
	Morgan Stanley Capital Services, Inc.	People’s Republic of China	0.98%	900,000	USD	900,000	1.000%	Sep 2016	3,718	(2,591)	1,127
	Morgan Stanley Capital Services, Inc.	Government of Japan	0.85%	700,000	USD	700,000	1.000%	Mar 2017	(4,708)	9,794	5,086
	Morgan Stanley Capital Services, Inc.	Government of Japan	0.85%	400,000	USD	400,000	1.000%	Mar 2017	(2,049)	4,955	2,906
	Morgan Stanley Capital Services, Inc.	Government of Japan	0.90%	300,000	USD	300,000	1.000%	Jun 2017	(777)	2,289	1,512
	The Royal Bank of Scotland PLC	French Republic	1.32%	900,000	USD	900,000	0.250%	Dec 2015	(12,004)	(20,508)	(32,512)
	The Royal Bank of Scotland PLC	French Republic	1.40%	500,000	USD	500,000	0.250%	Mar 2016	(12,189)	(8,495)	(20,684)
	The Royal Bank of Scotland PLC	People’s Republic of China	0.93%	4,900,000	USD	4,900,000	1.000%	Jun 2016	40,812	(25,325)	15,487
	The Royal Bank of Scotland PLC	People’s Republic of China	0.98%	600,000	USD	600,000	1.000%	Sep 2016	3,432	(2,681)	751
	UBS AG	Berkshire Hathaway, Inc.	0.95%	1,400,000	USD	1,400,000	1.000%	Mar 2015	(13,521)	15,678	2,157
	UBS AG	Federative Republic of Brazil	1.17%	500,000	USD	500,000	1.000%	Sep 2015	(3,040)	495	(2,545)
	UBS AG	French Republic	1.23%	1,400,000	USD	1,400,000	0.250%	Sep 2015	(23,648)	(19,482)	(43,130)
	UBS AG	United States of America	0.43%	12,700,000	EUR	16,290,280	0.250%	Sep 2015	(116,147)	26,046	(90,101)
	UBS AG	French Republic	1.40%	1,600,000	USD	1,600,000	0.250%	Mar 2016	(46,440)	(19,750)	(66,190)
	UBS AG	United Kingdom of Great Britain and Northern Ireland	0.43%	2,500,000	USD	2,500,000	1.000%	Jun 2016	34,252	22,659	56,911
	UBS AG	People’s Republic of China	0.98%	200,000	USD	200,000	1.000%	Sep 2016	838	(588)	250
	UBS AG	Republic of Korea	1.01%	1,600,000	USD	1,600,000	1.000%	Sep 2016	—	(448)	(448)
	UBS AG	Republic of Korea	1.20%	3,900,000	USD	3,900,000	1.000%	Jun 2017	(33,009)	(3,089)	(36,098)
	UBS AG	American International Group, Inc.	2.62%	100,000	USD	100,000	1.000%	Dec 2020	(20,422)	9,335	(11,087)
	UBS AG	Republic of Indonesia	2.36%	600,000	USD	600,000	1.000%	Jun 2021	(38,548)	(22,434)	(60,982)
	UBS AG	Republic of Indonesia	2.36%	2,100,000	USD	2,100,000	1.000%	Jun 2021	(127,284)	(86,150)	(213,434)
						$481,504,980			($592,917)	($1,032,063)	($1,624,980)

Total return swaps  Total return swaps are commitments where one party pays interest in exchange for a market-linked return. One party pays the total return of a specific reference asset or index and in return receives interest payments. To the extent the total return of the underlying asset or index exceeds or falls short of the offsetting interest rate obligation, the Portfolios will receive or make a payment to the counterparty of the commitment.

Real Return Bond Trust

The Portfolio used total return swaps to manage duration, manage against anticipated interest rate changes and gain exposure to treasuries markets. At June 30, 2012, the Portfolio held no total return swap contracts.

Fair value of derivative instruments by risk category  The table below summarizes the fair value of derivatives held by the Portfolios at June 30, 2012, by risk category:

Portfolio	Risk	Statements of Assets and Liabilities Location	Financial Instruments Location	Asset Derivatives Fair Value	Liability Derivatives Fair Value
Global Bond Trust	Interest rate contracts	Receivable/payable for futures	Futures†	$362,764	($847,628)
	Interest rate contracts	Written options, at value	Written options	—	(2,823,585)
	Interest rate contracts	Swap contracts, at value	Interest rate swaps	7,164,606	(2,899,096)

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Portfolio	Risk	Statements of Assets and Liabilities Location	Financial Instruments Location	Asset Derivatives Fair Value	Liability Derivatives Fair Value
Global Bond Trust, continued
	Interest rate contracts	Investments in unaffiliated issuers, at value*	Purchased options	$1	—
	Credit contracts	Swap contracts, at value	Credit default swaps	2,144,278	($2,601,427)
	Foreign currency contracts	Receivable/payable for forward foreign currency exchange contracts	Forward foreign currency contracts	6,974,457	(7,688,943)
	Foreign currency contracts	Swap contracts, at value	Currency swaps	—	(7,936)
	Foreign currency contracts	Written options, at value	Written options	—	(30,590)
	Foreign currency contracts	Investments in unaffiliated issuers, at value*	Purchased options	37,960	—
				$16,684,066	($16,899,205)
High Yield Trust	Credit contracts	Swap contracts, at value	Credit default swaps	$231,331	—
	Credit contracts	Written options, at value	Written options	—	($46,826)
	Credit contracts	Investments in unaffiliated issuers, at value*	Purchased options	140,892	—
	Foreign currency contracts	Receivable/payable for forward foreign currency exchange contracts	Forward foreign currency contracts	102,146	(52,792)
				$474,369	($99,618)
Investment Quality Bond Trust	Interest rate contracts	Receivable/payable for futures	Futures†	$70,960	($41,194)
	Interest rate contracts	Swap contracts, at value	Interest rate swaps	—	(1,940,541)
	Credit contracts	Swap contracts, at value	Credit default swaps	1,491,935	(2,595,519)
	Foreign currency contracts	Receivable/payable for forward foreign currency exchange contracts	Forward foreign currency contracts	155,286	(129,695)
				$1,718,181	($4,706,949)
New Income Trust	Interest rate contracts	Receivable/payable for futures	Futures†	$47,173	($393,655)
	Foreign currency contracts	Receivable/payable for forward foreign currency exchange contracts	Forward foreign currency contracts	1,800,693	(2,672,812)
				$1,847,866	($3,066,467)
Real Return Bond Trust	Interest rate contracts	Receivable/payable for futures	Futures†	$47,384	—
	Interest rate contracts	Written options, at value	Written options	—	($235,561)
	Interest rate contracts	Swap contracts, at value	Interest rate swaps	345,876	(26,979)
	Interest rate contracts	Investments in unaffiliated issuers, at value*	Purchased options	91,682	—
	Credit contracts	Swap contracts, at value	Credit default swaps	81,357	(20,040)
	Foreign currency contracts	Receivable/payable for forward foreign currency exchange contracts	Forward foreign currency contracts	261,870	(557,493)
				$828,169	($840,073)
Short Term Government Income Trust	Interest rate contracts	Receivable/payable for futures	Futures†	—	($44,248)
				—	($44,248)
Strategic Income Opportunities Trust	Interest rate contracts	Receivable/payable for futures	Futures†	$40,109	—
	Foreign currency contracts	Receivable/payable for forward foreign currency exchange contracts	Forward foreign currency contracts	1,288,028	($2,369,763)
	Foreign currency contracts	Written options, at value	Written options	—	(169,994)
	Foreign currency contracts	Investments in unaffiliated issuers, at value*	Purchased options	190,219	—
				$1,518,356	($2,539,757)
Total Return Trust	Interest rate contracts	Receivable/payable for futures	Futures†	$1,906,888	—
	Interest rate contracts	Written options, at value	Written options	—	($1,065,905)
	Interest rate contracts	Swap contracts, at value	Interest rate swaps	1,011,431	(34,958,840)
	Credit contracts	Swap contracts, at value	Credit default swaps	8,993,885	(7,423,501)
	Foreign currency contracts	Receivable/payable for forward foreign currency exchange contracts	Forward foreign currency contracts	1,345,286	(5,280,560)
				$13,257,490	($48,728,806)

†	Reflects cumulative appreciation/depreciation on futures as disclosed in Note 3. Only the period end variation margin is separately disclosed in the Statements of assets and liabilities.

*	Purchased options are included in the Portfolio of investments.

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Effect of derivative instruments on the Statements of operations  The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended June 30, 2012:

	Statements of Operations Location — Net Realized Gain (Loss) on:
Portfolio	Risk	Investments (Purchased Options)	Written Options	Futures contracts	Swap contracts	Foreign Currency Transactions*	Total
Active Bond Trust	Interest rate contracts	—	—	($159,924)	—	—	($159,924)
	Total	—	—	($159,924)	—	—	($159,924)
Bond Trust	Interest rate contracts	—	—	($6,862,506)	—	—	($6,862,506)
	Total	—	—	($6,862,506)	—	—	($6,862,506)
Bond PS Series	Interest rate contracts	—	—	($290,669)	—	—	($290,669)
	Total	—	—	($290,669)	—	—	($290,669)
Global Bond Trust	Interest rate contracts	($314,338)	$2,608,576	$5,908,441	$336,271	—	$8,538,950
	Credit contracts	—	—	—	853,268	—	853,268
	Foreign currency contracts	(24,560)	—	—	—	($9,040,341)	(9,064,901)
	Total	($338,898)	$2,608,576	$5,908,441	$1,189,539	($9,040,341)	$327,317
High Yield Trust	Credit contracts	($40,730)	$622,660	—	$379,200	—	$961,130
	Foreign currency contracts	—	—	—	—	$233,285	233,285
	Total	($40,730)	$622,660	—	$379,200	$233,285	$1,194,415
Investment Quality Bond Trust	Interest rate contracts	—	—	$423,100	($87,523)	—	$335,577
	Credit contracts	—	—	—	(66,475)	—	(66,475)
	Foreign currency contracts	—	—	—	—	$95,493	95,493
	Total	—	—	$423,100	($153,998)	$95,493	$364,595
New Income Trust	Interest rate contracts	—	—	($2,909,099)	—	—	($2,909,099)
	Foreign currency contracts	—	—	—	—	$3,253,486	3,253,486
	Total	—	—	($2,909,099)	—	$3,253,486	$344,387
Real Return Bond Trust	Interest rate contracts	($24,185)	$193,143	$201,046	($64,707)	—	$305,297
	Credit contracts	—	—	—	61,867	—	61,867
	Foreign currency contracts	—	—	—	—	$912,274	912,274
	Total	($24,185)	$193,143	$201,046	($2,840)	$912,274	$1,279,438
Short Term Government Income Trust	Interest rate contracts	—	—	($1,017,399)	—	—	($1,017,399)
	Total	—	—	($1,017,399)	—	—	($1,017,399)
Strategic Income Opportunities Trust	Interest rate contracts	—	—	($878,234)	—	—	($878,234)
	Foreign currency contracts	$454,854	—	—	—	$4,833,551	5,288,405
	Total	$454,854	—	($878,234)	—	$4,833,551	$4,410,171
Total Return Trust	Interest rate contracts	$208,288	$5,048,596	$18,263,224	$12,128,659	—	$35,648,767
	Credit contracts	—	—	—	(512,247)	—	(512,247)
	Foreign currency contracts	—	—	—	—	$23,558,936	23,558,936
	Total	$208,288	$5,048,596	$18,263,224	$11,616,412	$23,558,936	$58,695,456

* Realized gain/loss associated with forward foreign currency contracts is included in the caption on the Statements of operations.

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended June 30, 2012:

	Statements of Operations Location — Change in Unrealized Appreciation (Depreciation) of:
Portfolio	Risk	Investments (Purchased Options)	Written Options	Futures contracts	Swap contracts	Translation of assets and liabilities in foreign currencies*	Total
Active Bond Trust	Interest rate contracts	—	—	($20,105)	—	—	($20,105)
	Total	—	—	($20,105)	—	—	($20,105)
Bond Trust	Interest rate contracts	—	—	$1,475,247	—	—	$1,475,247
	Total	—	—	$1,475,247	—	—	$1,475,247
Bond PS Series	Interest rate contracts	—	—	$18,001	—	—	$18,001
	Total	—	—	$18,001	—	—	$18,001
Global Bond Trust	Interest rate contracts	$293,035	($1,541,614)	($6,184,609)	$2,173,490	—	($5,259,698)
	Credit contracts	—	—	—	964,646	—	964,646
	Foreign currency contracts	26,910	135,124	—	(7,936)	($5,556,802)	(5,402,704)
	Total	$319,945	($1,406,490)	($6,184,609)	$3,130,200	($5,556,802)	($9,697,756)
High Yield Trust	Credit contracts	($325,247)	$141,067	—	($106,655)	—	($290,835)
	Foreign currency contracts	—	—	—	—	($106,176)	(106,176)
	Total	($325,247)	$141,067	—	($106,655)	($106,176)	($397,011)
Investment Quality Bond Trust	Interest rate contracts	—	—	($77,151)	($222,749)	—	($299,900)
	Credit contracts	—	—	—	(139,373)	—	(139,373)
	Foreign currency contracts	—	—	—	—	$33,568	33,568
	Total	—	—	($77,151)	($362,122)	$33,568	($405,705)

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	Statements of Operations Location — Change in Unrealized Appreciation (Depreciation) of:
Portfolio	Risk	Investments (Purchased Options)	Written Options	Futures contracts	Swap contracts	Translation of assets and liabilities in foreign currencies*	Total
New Income Trust	Interest rate contracts	—	—	($317,009)	—	—	($317,009)
	Foreign currency contracts	—	—	—	—	($3,014,313)	(3,014,313)
	Total	—	—	($317,009)	—	($3,014,313)	(3,331,322)
Real Return Bond Trust	Interest rate contracts	$4,272	($159,480)	($165,601)	$309,811	—	($10,998)
	Credit contracts	—	—	—	(20,159)	—	(20,159)
	Foreign currency contracts	—	—	—	—	($611,016)	(611,016)
	Total	$4,272	($159,480)	($165,601)	$289,652	($611,016)	($642,173)
Short Term Government Income Trust	Interest rate contracts	—	—	($44,248)	—	—	($44,248)
	Total	—	—	($44,248)	—	—	($44,248)
Strategic Income Opportunities Trust	Interest rate contracts	—	—	$69,430	—	—	$69,430
	Foreign currency contracts	($116,641)	($107,676)	—	—	($3,687,893)	(3,912,210)
	Total	($116,641)	($107,676)	$69,430	—	($3,687,893)	($3,842,780)
Total Return Trust	Interest rate contracts	($77,355)	$754,114	($6,527,055)	($10,380,014)	—	($16,230,310)
	Credit contracts	—	—	—	9,771,638	—	9,771,638
	Foreign currency contracts	—	—	—	—	($8,109,520)	(8,109,520)
	Total	($77,355)	$754,114	($6,527,055)	($608,376)	($8,109,520)	($14,568,192)

*  Change in unrealized appreciation/depreciation associated with forward foreign currency contracts is included in the caption on the Statements of operations.

4.  GUARANTEES AND INDEMNIFICATIONS Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Portfolios. Additionally, in the normal course of business, the Portfolios enter into contracts with service providers that contain general indemnification clauses. The Portfolios’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolios that have not yet occurred. The risk of material loss from such claims is considered remote.

5.  FEES AND TRANSACTIONS WITH AFFILIATES John Hancock Investment Management Services, LLC (the Adviser), serves as investment adviser for the Portfolios. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Portfolios. The Adviser and the Distributor are indirect wholly owned subsidiaries of MFC.

Management fee  The Portfolios have an investment management contract with the Adviser under which the Portfolios pay a daily management fee to the Adviser equivalent, on an annual basis, as detailed below. Aggregate net assets generally include the net assets of the Portfolios and the net assets of a similar fund of John Hancock Funds II (JHF II), unless otherwise noted below. JHF II Funds are advised by the Adviser and are distributed by an affiliate of the Adviser, John Hancock Funds, LLC.

•	Active Bond Trust — 0.60% of aggregate net assets.

•	Bond Trust and Bond PS Series — a) 0.65% of the first $500 million of aggregate net assets; b) 0.60% of aggregate net assets between $500 million and $1.5 billion; c) 0.575% of aggregate net assets between $1.5 billion and $2.5 billion; and d) 0.55% of the excess over $2.5 billion of aggregate net assets.

•	Core Bond Trust — a) 0.69% of the first $200 million of aggregate net assets; b) 0.64% of aggregate net assets between $200 million and $400 million; and c) 0.57% of the excess over $400 million of aggregate net assets.

•	Global Bond Trust — 0.70% of the aggregate net assets.

•	High Yield Trust — a) 0.70% of the first $500 million of aggregate net assets and b) 0.65% of the excess over $500 million of aggregate net assets.

•	Income Trust — Aggregate net assets for this Portfolio include the net assets of Income Trust, International Value Trust, Global Trust and Mutual Shares Trust, the net assets of similar funds of JHF II for all the funds listed and JHF II International Small Cap Fund. The financial statements for the other Portfolios listed are not included in this report. The monthly management fee paid on these assets is a) 1.075% on the first $50 million of aggregate net assets; b) 0.915% of aggregate net assets between $50 million and $200 million; c) 0.825% of the aggregate net assets between $200 million and $500 million; and d) 0.80% of the excess over $500 million of aggregate net assets. (When aggregate net assets exceed $500 million, the rate is 0.80% of all assets.)

•	Investment Quality Bond Trust — a) 0.60% of the first $500 million of aggregate net assets and b) 0.55% of the excess over $500 million of aggregate net assets.

•	Money Market Trust — a) 0.50% of the first $500 million of aggregate net assets and b) 0.47% of the excess over $500 million of aggregate net assets.

•	Money Market Trust B — a) 0.50% of the first $500 million of average net assets and b) 0.47% of the excess over $500 million of average net assets.

•	New Income Trust — a) 0.80% of the first $50 million of average net assets and b) 0.75% of the average net assets between $50 million and $100 million; c) 0.675% of the average net assets between $100 million and $250 million; d) 0.625% of the average net assets between $250 million and $500 million; and e) 0.60% of the excess over $500 million of average net assets. (The annual rate of the management fee for the Portfolio on any day shall not exceed 0.725%. Also, when net assets of the Portfolio exceed $100 million on any day, the annual rate of management fee for that day is 0.75% of the first $100 million of net assets.)

•	Real Return Bond Trust — a) 0.70% of the first $1 billion of aggregate net assets and b) 0.65% of the excess over $1 billion of aggregate net assets.

•	Short Term Government Income Trust — a) 0.57% of the first $250 million of aggregate net assets and b) 0.55% of the excess over $250 million of aggregate net assets.

•	Strategic Income Opportunities Trust—a) 0.70% of the first $500 million of aggregate net assets and b) 0.65% of the excess over $500 million of aggregate net assets.

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•	Total Return Trust — If Relationship Net Assets are equal to or exceed $3 billion, then the following fee schedule applies: a) 0.70% of the first $1 billion of aggregate net assets and b) 0.675% of the excess over $1 billion of aggregate net assets. If Relationship Net Assets are less than $3 billion, then the advisory fee to be paid is 0.70% of aggregate net assets. Relationship Net Assets are aggregate net assets of all Portfolios of the Trust and JHF II that are subadvised by Pacific Investment Management Company, LLC.

•	Ultra Short Term Bond Trust — a) 0.55% of the first $250 million of average net assets and b) 0.53% of the excess over $250 million of average net assets.

The organizations described below act as the subadvisers to the Trust and its Portfolios pursuant to Subadvisory Agreements with the Adviser. Portfolio management is allocated among the following managers:

Portfolio	Subadviser
Active Bond Trust	Declaration Management & Research, LLC and John Hancock Asset Management a division of Manulife Asset Management (US) LLC[1,2]
Bond Trust	John Hancock Asset Management a division of Manulife Asset Management (US) LLC[1,2]
Bond PS Series	John Hancock Asset Management a division of Manulife Asset Management (US) LLC[1,2]
Core Bond Trust	Wells Capital Management, Inc.
Global Bond Trust	Pacific Investment Management Company, LLC
High Yield Trust	Western Asset Management Company
Income Trust	Franklin Advisers, Inc.
Investment Quality Bond Trust	Wellington Management Company, LLP
Money Market Trust	John Hancock Asset Management a division of Manulife Asset Management (North America) Limited[1,3]
Money Market Trust B	John Hancock Asset Management a division of Manulife Asset Management (North America) Limited[1,3]
New Income Trust	T. Rowe Price Associates, Inc.
Real Return Bond Trust	Pacific Investment Management Company, LLC
Short Term Government Income Trust	John Hancock Asset Management a division of Manulife Asset Management (US) LLC[1,2]
Strategic Income Opportunities Trust	John Hancock Asset Management a division of Manulife Asset Management (US) LLC[1,2]
Total Return Trust	Pacific Investment Management Company, LLC
Ultra Short Term Bond Trust	John Hancock Asset Management a division of Manulife Asset Management (US) LLC[1,2]

1 An affiliate of the Adviser.

2 Manulife Asset Management (US), LLC is doing business as John Hancock Asset Management.

3 Manulife Asset Management (North America) Limited is doing business as John Hancock Asset Management.

The Portfolios are not responsible for payment of the subadvisory fees.

Expense reimbursements  The Adviser voluntarily agreed to waive a portion of its management fee if certain expenses of the respective Portfolios exceed the percentage of average net assets as detailed below. Expenses excluded from this waiver are taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses, and extraordinary expenses not incurred in the ordinary course of the Portfolios’ business, advisory fees, Rule 12b-1 fees, and fees under any agreements or plans of the Portfolios dealing with services for shareholders and others with beneficial interests in shares of the Portfolios. This expense reduction will continue in effect until terminated by the Adviser.

Portfolio	Expense limitation as a percentage of average net assets	Portfolio	Expense limitation as a percentage of average net assets
Active Bond Trust	0.15%	Money Market Trust	0.15%
Bond Trust	0.15%	New Income Trust	0.15%
Bond PS Series	0.15%[1]	Real Return Bond Trust	0.15%
Core Bond Trust	0.15%	Short Term Government Income Trust	0.15%
Global Bond Trust	0.15%	Strategic Income Opportunities Trust	0.15%
High Yield Trust	0.15%	Total Return Trust	0.15%
Income Trust	0.15%	Ultra Short Term Bond Trust	0.15%
Investment Quality Bond Trust	0.15%

1 This waiver is contractual until April 30, 2014.

The Adviser has contractually agreed to waive a portion of its management fee for certain Portfolios (the Participating Portfolios) of the Trust and JHF II. All Portfolios covered in this report with the exception of Money Market Trust and Money Market Trust B are Participating Portfolios. Prior to June 1, 2012, all Portfolios covered in this report were Participating Portfolios. The waiver equals, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the Participating Portfolios that exceeds $75 billion but is less than $100 billion; and 0.015% of that portion of the aggregate net assets of all the Participating Portfolios that equals or exceeds $100 billion. The amount of the reimbursement is calculated daily and allocated among all the Participating Portfolios in proportion to the daily net assets of each Portfolio. This arrangement may be amended or terminated at any time by the Adviser upon notice to the Portfolios.

The Adviser has voluntarily agreed to reduce its advisory fee for Portfolios that are subadvised by T. Rowe Price by the amount that the subadvisory fee is reduced pursuant to the subadvisory agreement with T. Rowe Price. This waiver impacts New Income Trust and may be terminated at any time by the Adviser.

The Distributor has voluntarily agreed to reimburse certain class-specific Portfolio expenses (consisting of shareholder servicing, distribution and shareholder administration fees, as applicable) for Money Market Trust and Money Market Trust B, to the extent necessary in order to maintain a minimum yield for all classes of the Portfolios. In addition, the Adviser voluntarily agreed to reimburse certain Portfolio expenses (consisting of advisory and administration fees) to the extent necessary to maintain such yield in the event the Distributor’s reimbursement of class-specific Portfolio expenses is fully utilized.

The Adviser has contractually agreed to waive its advisory fee on Money Market Trust B in an amount so that the annual operating expenses do not exceed 0.28% of the Money Market Trust B Portfolio’s average net assets. This waiver includes all expenses except taxes, brokerage commissions, interest expense, litigation and

87

FEES AND TRANSACTIONS WITH AFFILIATES, CONTINUED

indemnification expenses not incurred in the ordinary course of the Portfolio’s business and underlying fund expenses. The expense cap will remain in effect until April 30, 2013, and may terminate at any time thereafter.

For the six months ended June 30, 2012, the expense reductions under these agreements amounted to:

Expense Reimbursements by class

Portfolio	Series I	Series II	Series NAV	Total
Active Bond Trust	$1,179	$5,416	$16,202	$22,797
Bond Trust	4,311	11,730	106,380	122,421
Bond PS Series	—	—	2,548	2,548
Core Bond Trust	33	214	31,162	31,409
Global Bond Trust	1,442	3,100	12,975	17,517
High Yield Trust	1,344	1,521	1,669	4,534
Income Trust	—	—	7,437	7,437
Investment Quality Bond Trust	4,086	2,522	350	6,958
Money Market Trust	4,006,354	1,970,902	—	5,977,256
Money Market Trust B	—	—	786,245	786,245
New Income Trust	—	—	258,341	258,341
Real Return Bond Trust	181	1,381	811	2,373
Short Term Government Income Trust	1,544	1,321	7,384	10,249
Strategic Income Opportunities Trust	5,998	1,382	504	7,884
Total Return Trust	4,822	5,252	52,755	62,829
Ultra Short Term Bond Trust	57	2,172	49	2,278

Expense recapture  The Adviser may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements made subsequent to January 1, 2009, for a period of three years following the beginning of the month in which such reimbursements or waivers originally occurred to the extent that a Portfolio is below its expense limitation during this period. The table below outlines the amounts recovered during the six months ended June 30, 2012, and the amount of waived or reimbursed expenses subject to potential recovery and the respective expiration dates. Certain reimbursements or waivers are not subject to recapture.

Portfolio	Amounts eligible for recovery through 12-1-12	Amounts eligible for recovery through 12-1-13	Amounts eligible for recovery through 12-1-14	Amounts eligible for recovery through 6-1-15	Amount recovered during the six months ended 6-30-12
Bond PS Series	—	—	—	—	$39,164
Money Market Trust B	$870,657	$1,574,921	$1,428,753	$672,981	—

Amounts recovered by class

Portfolio	Series II	Series NAV	Total
Bond PS Series	$178	$38,986	$39,164

The net investment management fees incurred for the six months ended June 30, 2012, including the impact of waivers, reimbursements and amounts recaptured, were equivalent to an annual effective rate of the Portfolios’ average daily net assets as follows:

Portfolio	Annual Effective Rate	Portfolio	Annual Effective Rate
Active Bond Trust	0.60%	Money Market Trust	0.23%
Bond Trust	0.56%	Money Market Trust B	0.22%
Bond PS Series	0.62%	New Income Trust	0.59%
Core Bond Trust	0.58%	Real Return Bond Trust	0.70%
Global Bond Trust	0.70%	Short Term Government Income Trust	0.55%
High Yield Trust	0.67%	Strategic Income Opportunities Trust	0.65%
Income Trust	0.80%	Total Return Trust	0.68%
Investment Quality Bond Trust	0.57%	Ultra Short Term Bond Trust	0.55%

Accounting and legal services  Pursuant to a service agreement, the Portfolios reimburse the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the Portfolios, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended June 30, 2012 amounted to an annual rate of 0.01% of the Portfolios’ average daily net assets.

Distribution and service plans  The Portfolios have a distribution agreement with the Distributor. The Portfolios have adopted distribution and service plans with respect to Series I and Series II shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Portfolios. The following table shows the contractual rates of distribution and service fee under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Portfolios’ shares.

Class	12b-1 Fee
Series I	0.15%
Series II	0.35%

Currently, only 0.05% for Series I shares and 0.25% for Series II shares are charged for 12b-1 fees.

Trustee expenses  The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each Portfolio based on its average daily net assets.

88

6.  PORTFOLIO SHARE TRANSACTIONS Transactions in Portfolio shares for the six months ended June 30, 2012 and the year ended December 31, 2011 were as follows:

Active Bond Trust	Six months ended 6-30-12		Year ended 12-31-11
	Shares	Amount	Shares	Amount
Series I shares
Sold	76,384	$766,084	335,355	$3,392,588
Distributions reinvested	—	—	379,333	3,700,366
Repurchased	(725,068)	(7,233,963)	(1,691,831)	(17,031,216)
Net decrease	(648,684)	($6,467,879)	(977,143)	($9,938,262)
Series II shares
Sold	1,390,165	$13,887,484	1,470,711	$14,442,527
Distributions reinvested	—	—	1,585,985	15,508,069
Repurchased	(3,866,487)	(38,908,559)	(9,783,653)	(98,493,318)
Net decrease	(2,476,322)	($25,021,075)	(6,726,957)	($68,542,722)
Series NAV shares
Sold	186,130	$1,876,627	813,293	$8,211,936
Distributions reinvested	—	—	5,008,707	48,854,974
Repurchased	(3,289,603)	(32,925,413)	(7,373,403)	(74,152,872)
Net decrease	(3,103,473)	($31,048,786)	(1,551,403)	($17,085,962)
Net decrease	(6,228,479)	($62,537,740)	(9,255,503)	($95,566,946)

Bond Trust	Six months ended 6-30-12		Period ended 12-31-11[1]
	Shares	Amount	Shares	Amount
Series I shares
Sold	976,741	$13,520,329	996,166	$13,624,678
Issued in reorganization (Note 9)	—	—	15,517,824	215,186,315
Distributions reinvested	—	—	408,476	5,538,929
Repurchased	(814,538)	(11,418,643)	(25,580)	(354,388)
Net increase	162,203	$2,101,686	16,896,886	$233,995,534
Series II shares
Sold	2,827,272	$39,194,319	1,916,515	$26,139,453
Issued in reorganization (Note 9)	—	—	45,083,960	625,181,174
Distributions reinvested	—	—	1,072,968	14,570,904
Repurchased	(4,727,308)	(66,043,651)	(1,023,437)	(14,202,955)
Net increase (decrease)	(1,900,036)	($26,849,332)	47,050,006	$651,688,576
Series NAV shares
Sold	130,129,474	$1,808,761,489	13,277,459	$182,579,743
Issued in reorganization (Note 9)	—	—	449,056	6,227,079
Distributions reinvested	—	—	16,191,115	221,251,474
Repurchased	(31,309,765)	(439,334,071)	(53,783,948)	(753,117,943)
Net increase (decrease)	98,819,709	$1,369,427,418	(23,866,318)	($343,059,647)
Net increase	97,081,876	$1,344,679,772	40,080,574	$542,624,463

1  The inception date for Series I and Series II shares is 10-31-11.

Bond PS Series	Six months ended 6-30-12		Period ended 12-31-11[1]
	Shares	Amount	Shares	Amount
Series II shares
Sold	829,516	$10,816,177	1,987,792	$25,173,914
Distributions reinvested	—	—	3,685	46,430
Repurchased	(884,566)	(11,445,037)	(1,797,859)	(23,008,649)
Net increase (decrease)	(55,050)	($628,860)	193,618	$2,211,695
Series NAV shares
Sold	5,001,557	$64,351,045	9,267,794	$118,011,473
Distributions reinvested	—	—	139,044	1,750,563
Repurchased	(327,203)	(4,267,423)	(816,618)	(10,495,155)
Net increase	4,674,354	$60,083,622	8,590,220	$109,266,881
Net increase	4,619,304	$59,454,762	8,783,838	$111,478,576

1  Period from 4-28-11 (inception date) to 12-31-11.

89

PORTFOLIO SHARE TRANSACTIONS, CONTINUED

Core Bond Trust	Six months ended 6-30-12		Year ended 12-31-11
	Shares	Amount	Shares	Amount
Series I shares
Sold	30,474	$430,952	127,682	$1,784,368
Distributions reinvested	—	—	7,285	100,675
Repurchased	(50,798)	(713,493)	(82,038)	(1,136,813)
Net increase (decrease)	(20,324)	($282,541)	52,929	$748,230
Series II shares
Sold	128,964	$1,808,604	552,573	$7,777,426
Distributions reinvested	—	—	58,482	807,928
Repurchased	(306,583)	(4,280,142)	(631,776)	(8,794,710)
Net decrease	(177,619)	($2,471,538)	(20,721)	($209,356)
Series NAV shares
Sold	4,974,130	$69,358,391	1,841,829	$25,560,422
Distributions reinvested	—	—	8,325,111	114,827,943
Repurchased	(6,460,726)	(91,381,070)	(21,130,964)	(300,329,193)
Net decrease	(1,486,596)	($22,022,679)	(10,964,024)	($159,940,828)
Net decrease	(1,684,539)	($24,776,758)	(10,931,816)	($159,401,954)

Global Bond Trust	Six months ended 6-30-12		Year ended 12-31-11
	Shares	Amount	Shares	Amount
Series I shares
Sold	79,347	$1,060,930	666,995	$9,053,093
Distributions reinvested	—	—	400,106	5,369,252
Repurchased	(503,264)	(6,743,461)	(1,903,589)	(25,437,059)
Net decrease	(423,917)	($5,682,531)	(836,488)	($11,014,714)
Series II shares
Sold	483,685	$6,415,136	953,697	$12,737,391
Distributions reinvested	—	—	853,001	11,375,454
Repurchased	(1,396,164)	(18,581,797)	(3,678,542)	(48,744,331)
Net decrease	(912,479)	($12,166,661)	(1,871,844)	($24,631,486)
Series NAV shares
Sold	2,485,588	$33,070,638	1,643,910	$21,959,964
Distributions reinvested	—	—	3,289,645	43,954,801
Repurchased	(2,855,864)	(38,402,795)	(9,776,855)	(132,719,037)
Net decrease	(370,276)	($5,332,157)	(4,843,300)	($66,804,272)
Net decrease	(1,706,672)	($23,181,349)	(7,551,632)	($102,450,472)

High Yield Trust	Six months ended 6-30-12		Year ended 12-31-11
	Shares	Amount	Shares	Amount
Series I shares
Sold	1,386,966	$8,081,476	4,695,961	$28,173,989
Issued in reorganization (Note 9)	—	—	509,231	3,218,388
Distributions reinvested	—	—	1,192,884	6,569,761
Repurchased	(3,175,329)	(18,473,829)	(7,382,459)	(45,060,566)
Net decrease	(1,788,363)	($10,392,353)	(984,383)	($7,098,428)
Series II shares
Sold	1,847,899	$10,695,426	9,025,317	$52,903,023
Issued in reorganization (Note 9)	—	—	1,393,708	8,922,851
Distributions reinvested	—	—	1,131,535	6,318,095
Repurchased	(4,315,177)	(25,362,953)	(11,640,401)	(71,340,387)
Net decrease	(2,467,278)	($14,667,527)	(89,841)	($3,196,418)
Series NAV shares
Sold	3,229,461	$18,564,900	5,570,425	$33,323,621
Issued in reorganization (Note 9)	—	—	8,836,205	55,388,462
Distributions reinvested	—	—	1,377,554	7,523,420
Repurchased	(2,065,146)	(11,853,625)	(14,789,054)	(90,873,631)
Net increase	1,164,315	$6,711,275	995,130	$5,361,872
Net decrease	(3,091,326)	($18,348,605)	(79,094)	($4,932,974)

90

PORTFOLIO SHARE TRANSACTIONS, CONTINUED

Income Trust	Six months ended 6-30-12		Year ended 12-31-11
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	—	—	71,620	$807,726
Distributions reinvested	—	—	2,502,166	25,355,886
Repurchased	(2,834,705)	($29,959,605)	(6,640,939)	(71,433,265)
Net decrease	(2,834,705)	($29,959,605)	(4,067,153)	($45,269,653)

Investment Quality Bond Trust	Six months ended 6-30-12		Year ended 12-31-11
	Shares	Amount	Shares	Amount
Series I shares
Sold	837,280	$9,940,700	2,149,710	$25,230,170
Distributions reinvested	—	—	775,859	9,081,030
Repurchased	(1,260,949)	(15,154,559)	(2,252,605)	(26,667,657)
Net increase (decrease)	(423,669)	($5,213,859)	672,964	$7,643,543
Series II shares
Sold	546,428	$6,512,496	948,122	$11,154,842
Distributions reinvested	—	—	469,699	5,502,783
Repurchased	(1,138,547)	(13,660,381)	(3,366,813)	(39,568,009)
Net decrease	(592,119)	($7,147,885)	(1,948,992)	($22,910,384)
Series NAV shares
Sold	738,424	$8,862,290	229,919	$2,707,233
Distributions reinvested	—	—	63,565	741,739
Repurchased	(173,249)	(2,058,587)	(233,484)	(2,727,073)
Net increase	565,175	$6,803,703	60,000	$721,899
Net decrease	(450,613)	($5,558,041)	(1,216,028)	($14,544,942)

Money Market Trust	Six months ended 6-30-12		Year ended 12-31-11
	Shares	Amount	Shares	Amount
Series I shares
Sold	91,986,413	$91,986,413	730,818,575	$730,818,575
Distributions reinvested	—	—	2,252,168	2,252,168
Repurchased	(400,274,309)	(400,274,309)	(693,694,083)	(693,694,083)
Net increase (decrease)	(308,287,896)	($308,287,896)	39,376,660	$39,376,660
Series II shares
Sold	76,286,202	$76,286,202	553,958,719	$553,958,719
Distributions reinvested	—	—	797,739	797,739
Repurchased	(228,321,796)	(228,321,796)	(517,310,524)	(517,310,524)
Net increase (decrease)	(152,035,594)	($152,035,594)	37,445,934	$37,445,934
Net increase (decrease)	(460,323,490)	($460,323,490)	76,822,594	$76,822,594

Money Market Trust B	Six months ended 6-30-12		Year ended 12-31-11
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	152,297,626	$152,297,626	306,580,364	$306,580,364
Distributions reinvested	22,766	22,766	518,353	518,353
Repurchased	(226,091,618)	(226,091,618)	(311,709,588)	(311,709,588)
Net decrease	(73,771,226)	($73,771,226)	(4,610,871)	($4,610,871)

New Income Trust	Six months ended 6-30-12		Year ended 12-31-11
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	6,753,927	$92,755,960	2,675,431	$36,484,179
Distributions reinvested	—	—	8,714,401	118,109,383
Repurchased	(9,557,828)	(132,657,397)	(29,839,802)	(413,047,849)
Net decrease	(2,803,901)	($39,901,437)	(18,449,970)	($258,454,287)

91

PORTFOLIO SHARE TRANSACTIONS, CONTINUED

Real Return Bond Trust	Six months ended 6-30-12		Year ended 12-31-11
	Shares	Amount	Shares	Amount
Series I shares
Sold	93,564	$1,210,087	328,066	$4,047,155
Distributions reinvested	—	—	32,052	400,179
Repurchased	(148,963)	(1,904,328)	(343,556)	(4,172,448)
Net increase (decrease)	(55,399)	($694,241)	16,562	$274,886
Series II shares
Sold	394,372	$5,060,211	1,442,557	$17,759,109
Distributions reinvested	—	—	237,940	2,934,882
Repurchased	(741,769)	(9,365,425)	(2,861,691)	(34,667,890)
Net decrease	(347,397)	($4,305,214)	(1,181,194)	($13,973,899)
Series NAV shares
Sold	1,135,696	$14,435,808	2,105,591	$25,516,536
Distributions reinvested	—	—	121,981	1,502,896
Repurchased	(748,566)	(9,489,967)	(1,590,946)	(19,382,590)
Net increase	387,130	$4,945,841	636,626	$7,636,842
Net decrease	(15,666)	($53,614)	(528,006)	($6,062,171)

Short Term Government Income Trust	Six months ended 6-30-12		Year ended 12-31-11
	Shares	Amount	Shares	Amount
Series I shares
Sold	402,950	$5,232,465	913,455	$12,001,382
Distributions reinvested	—	—	184,370	2,392,196
Repurchased	(747,888)	(9,700,887)	(2,484,674)	(32,476,371)
Net decrease	(344,938)	($4,468,422)	(1,386,849)	($18,082,793)
Series II shares
Sold	361,584	$4,700,554	1,474,138	$19,388,499
Distributions reinvested	—	—	143,492	1,862,524
Repurchased	(816,182)	(10,592,281)	(2,375,684)	(30,958,255)
Net decrease	(454,598)	($5,891,727)	(758,054)	($9,707,232)
Series NAV shares
Sold	3,011,135	$39,053,932	3,173,219	$41,495,835
Distributions reinvested	—	—	811,718	10,529,562
Repurchased	(1,441,087)	(18,720,452)	(5,799,383)	(76,200,748)
Net increase (decrease)	1,570,048	$20,333,480	(1,814,446)	($24,175,351)
Net increase (decrease)	770,512	$9,973,331	(3,959,349)	($51,965,376)

Strategic Income Opportunities Trust	Six months ended 6-30-12		Year ended 12-31-11
	Shares	Amount	Shares	Amount
Series I shares
Sold	1,166,002	$15,525,981	3,007,918	$43,332,622
Distributions reinvested	—	—	2,740,699	35,713,291
Repurchased	(1,082,440)	(14,413,115)	(2,711,659)	(37,203,463)
Net increase	83,562	$1,112,866	3,036,958	$41,842,450
Series II shares
Sold	165,349	$2,221,499	268,940	$3,821,035
Distributions reinvested	—	—	641,056	8,373,575
Repurchased	(499,485)	(6,667,641)	(1,528,236)	(21,499,819)
Net decrease	(334,136)	($4,446,142)	(618,240)	($9,305,209)
Series NAV shares
Sold	535,031	$7,111,668	643,882	$9,214,902
Distributions reinvested	—	—	216,236	2,808,411
Repurchased	(437,195)	(5,819,614)	(501,611)	(7,044,373)
Net increase	97,836	$1,292,054	358,507	$4,978,940
Net increase (decrease)	(152,738)	($2,041,222)	2,777,225	$37,516,181

92

PORTFOLIO SHARE TRANSACTIONS, CONTINUED

Total Return Trust	Six months ended 6-30-12		Year ended 12-31-11
	Shares	Amount	Shares	Amount
Series I shares
Sold	649,124	$9,230,060	1,307,435	$18,554,986
Distributions reinvested	—	—	1,698,271	23,615,172
Repurchased	(3,574,582)	(50,641,766)	(5,223,860)	(75,417,507)
Net decrease	(2,925,458)	($41,411,706)	(2,218,154)	($33,247,349)
Series II shares
Sold	1,485,782	$21,117,100	2,503,823	$36,666,766
Distributions reinvested	—	—	1,728,318	24,008,382
Repurchased	(2,250,329)	(31,872,621)	(7,060,823)	(102,404,456)
Net decrease	(764,547)	($10,755,521)	(2,828,682)	($41,729,308)
Series NAV shares
Sold	6,357,482	$89,745,411	4,100,467	$58,530,468
Distributions reinvested	—	—	16,825,171	233,218,340
Repurchased	(11,530,134)	(164,379,290)	(24,616,233)	(361,335,381)
Net decrease	(5,172,652)	($74,633,879)	(3,690,595)	($69,586,573)
Net decrease	(8,862,657)	($126,801,106)	(8,737,431)	($144,563,230)

Ultra Short Term Bond Trust	Six months ended 6-30-12		Year ended 12-31-11
	Shares	Amount	Shares	Amount
Series I shares
Sold	93,696	$1,146,244	372,741	$4,614,527
Distributions reinvested	—	—	3,920	47,787
Repurchased	(112,053)	(1,370,813)	(235,028)	(2,909,858)
Net increase (decrease)	(18,357)	($224,569)	141,633	$1,752,456
Series II shares
Sold	1,751,576	$21,426,542	9,800,014	$121,160,694
Distributions reinvested	—	—	131,639	1,604,677
Repurchased	(2,898,717)	(35,447,097)	(4,008,918)	(49,549,591)
Net increase (decrease)	(1,147,141)	($14,020,555)	5,922,735	$73,215,780
Series NAV shares
Sold	122,006	$1,493,108	262,853	$3,252,351
Distributions reinvested	—	—	3,045	37,120
Repurchased	(98,527)	(1,205,100)	(125,734)	(1,556,936)
Net increase	23,479	$288,008	140,164	$1,732,535
Net increase (decrease)	(1,142,019)	($13,957,116)	6,204,532	$76,700,771

Affiliates of the Trust owned shares of beneficial interest of the following Portfolios on June 30, 2012:

Portfolio	Series	% by Series
Bond PS Series	II	6%

7.  PURCHASE AND SALE OF SECURITIES Purchases and sales of securities, other than short-term securities and U.S. Treasury obligations, are aggregated below for the six months ended June 30, 2012. In addition, the purchases and sales of U.S. Treasury obligations are aggregated below for the six months ended June 30, 2012.

	Purchases		Sales and Maturities
Portfolio	U.S. Government	Other Issuers	U.S. Government	Other Issuers
Active Bond Trust	$187,844,929	$458,754,069	$237,839,907	$342,827,231
Bond Trust	2,611,648,886	2,904,344,066	1,829,794,423	2,090,790,725
Bond PS Series	48,331,872	98,729,660	33,565,037	47,115,958
Core Bond Trust	2,514,848,910	1,437,501,535	2,492,117,256	1,465,976,860
Global Bond Trust	51,827,045	592,872,295	31,191,125	613,629,491
High Yield Trust	—	116,814,127	—	104,941,840
Income Trust	—	40,438,391	—	58,244,751
Investment Quality Bond Trust	115,032,575	108,208,334	73,515,930	84,425,554
New Income Trust	286,920,492	874,973,438	305,956,447	806,259,317
Real Return Bond Trust	32,025,989	7,670,524	20,196,312	23,892,198
Short Term Government Income Trust	5,567,384	219,579,877	5,571,877	207,167,834
Strategic Income Opportunities Trust	—	102,102,353	—	77,859,434
Total Return Trust	1,826,334,235	1,490,477,152	1,556,738,320	1,566,713,171
Ultra Short Term Bond Trust	—	110,428,529	—	124,663,905

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8.  INVESTMENT BY AFFILIATED FUNDS Certain investors in the Portfolios are affiliated funds and are managed by the Adviser and its affiliates. The affiliated funds do not invest in the Portfolios for the purpose of exercising management or control; however, this investment may represent a significant portion of the Portfolios’ net assets. As of June 30, 2012, the following Portfolios had an affiliate ownership concentration of 5% or more of their net assets:

Portfolio	Affiliate Concentration
Bond Trust	88.3%
Bond PS Series	99.0%
Core Bond Trust	98.3%
Global Bond Trust	61.3%
Income Trust	100.0%
New Income Trust	100.0%
Short Term Government Income Trust	50.3%
Total Return Trust	76.8%

9.  REORGANIZATIONS On October 4, 2011, the shareholders of John Hancock American Bond Trust (the Acquired Portfolio) voted to approve an Agreement and Plan of Reorganization (the Agreement) which provided for an exchange of shares of John Hancock Bond Trust (the Acquiring Portfolio) with a value equal to the net assets transferred.

The Agreement provided for (a) the acquisition of all the assets, subject to all of the liabilities, of the Acquired Portfolio in exchange for shares of the Acquiring Portfolio with a value equal to the net assets transferred; (b) the liquidation of the Acquired Portfolio; and (c) the distribution to the Acquired Portfolio’s shareholders of such Acquiring Portfolio’s shares. The reorganizations were intended to consolidate the Acquired Portfolio with a portfolio with a similar objective. The combined portfolios may be better positioned in the market to increase asset size and achieve economies of scale. As a result of the reorganizations, the Acquiring Portfolio is the legal and accounting survivor.

Based on the opinion of tax counsel, the reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized by the Acquired Portfolio or its shareholders. Thus, the investments were transferred to the Acquiring Portfolio at the Acquired Portfolio’s identified cost. All distributable amounts of net income and realized gains from the Acquired Portfolio were distributed prior to the reorganization. In addition, the expenses of the reorganization were borne by the Acquired Portfolio. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the New York Stock Exchange (NYSE) on October 28, 2011. The following outlines the reorganization:

ACQUIRING PORTFOLIO	ACQUIRED NET ASSET VALUE OF THE ACQUIRED PORTFOLIO	APPRECIATION (DEPRECIATION) OF THE ACQUIRED PORTFOLIO’S INVESTMENTS	SHARES REDEEMED BY THE ACQUIRED PORTFOLIO	SHARES ISSUED BY THE ACQUIRING PORTFOLIO	ACQUIRING PORTFOLIO’S NET ASSETS PRIOR TO COMBINATION	ACQUIRING PORTFOLIO’S TOTAL NET ASSETS AFTER COMBINATION
Bond Trust	$846,594,568	($1,259,695)	67,283,180	61,050,840	$5,029,797,286	$5,876,391,854

Because the combined Portfolio has been managed as a single integrated Portfolio since the reorganization was completed, it is not practicable to separate the amounts of net investment income and gains attributable to the Acquired Portfolio that has been included in the Acquiring Portfolio’s Statement of operations at December 31, 2011. See Note 6 for capital shares issued in connection with the above referenced reorganizations.

Assuming the acquisitions had been completed on January 1, 2011, the beginning of the reporting period, the Acquiring Portfolio’s pro forma results of operations for the year ended December 31, 2011, are as follows:

Net investment income	$157,267,787
Net realized and unrealized loss	185,604,859
Increase in net assets from operations	342,872,646

On June 28, 2010, the shareholders of John Hancock High Income Trust (the Acquired Portfolio) voted to approve an Agreement and Plan of Reorganization (the Agreement) which provided for an exchange of shares of John Hancock High Yield Trust (the Acquiring Portfolio) with a value equal to the net assets transferred.

The Agreement provided for (a) the acquisition of all the assets, subject to all of the liabilities, of the Acquired Portfolio in exchange for shares of the Acquiring Portfolio with a value equal to the net assets transferred; (b) the liquidation of the Acquired Portfolio; and (c) the distribution to the Acquired Portfolio’s shareholders of such Acquiring Portfolio’s shares. The reorganizations were intended to consolidate the Acquired Portfolio with a portfolio with a similar objective. The combined portfolios may be better positioned in the market to increase asset size and achieve economies of scale. As a result of the reorganizations, the Acquiring Portfolio is the legal and accounting survivor.

Based on the opinion of tax counsel, the reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized by the Acquired Portfolio or its shareholders. Thus, the investments were transferred to the Acquiring Portfolio at the Acquired Portfolio’s identified cost. All distributable amounts of net income and realized gains from the Acquired Portfolio were distributed prior to the reorganization. In addition, the expenses of the reorganization were borne by the Acquired Portfolio. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the New York Stock Exchange (NYSE) on April 29, 2011. The following outlines the reorganization:

ACQUIRING PORTFOLIO	ACQUIRED NET ASSET VALUE OF THE ACQUIRED PORTFOLIO	APPRECIATION (DEPRECIATION) OF THE ACQUIRED PORTFOLIO’S INVESTMENTS	SHARES REDEEMED BY THE ACQUIRED PORTFOLIO	SHARES ISSUED BY THE ACQUIRING PORTFOLIO	ACQUIRING PORTFOLIO’S NET ASSETS PRIOR TO COMBINATION	ACQUIRING PORTFOLIO’S TOTAL NET ASSETS AFTER COMBINATION
High Yield Trust	$67,529,701	($6,624,256)	10,143,211	10,739,144	$265,472,368	$333,002,069

Because the combined Portfolio has been managed as a single integrated Portfolio since the reorganization was completed, it is not practicable to separate the amounts of net investment income and gains attributable to the Acquired Portfolio that has been included in the Acquiring Portfolio’s Statement of operations at December 31, 2011. See Note 6 for capital shares issued in connection with the above referenced reorganizations.

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REORGANIZATIONS, CONTINUED

Assuming the acquisitions had been completed on January 1, 2011, the beginning of the reporting period, the Acquiring Portfolio’s pro forma results of operations for the year ended December 31, 2011, are as follows:

Net investment income	$20,492,584
Net realized and unrealized loss	(16,694,199)
Increase in net assets from operations	3,798,385

10. OTHER MATTER  On December 7, 2010, the Trust was named as a defendant and putative member of the proposed defendant class of shareholders in an adversary proceeding brought by The Official Committee of Unsecured Creditors of Tribune Company (the Official Committee) in the U.S. Bankruptcy Court for the District of Delaware, in connection with Tribune Company’s Chapter 11 bankruptcy proceeding (In re Tribune Company). The proceeding relates to a leveraged buy-out transaction by which Tribune Company converted to a privately-held company in 2007, and the putative defendant class is comprised of beneficial owners of shares of Tribune Company who received proceeds from the leveraged buy-out. The Official Committee seeks to recover payments of those proceeds as constructively fraudulent conveyances under the U.S. Bankruptcy Code. The adversary proceeding, which is captioned Official Committee of Unsecured Creditors of Tribune Co. v. FitzSimons, No. 12-2652 (S.D.N.Y.), has been transferred to the U.S. District Court for the Southern District of New York and consolidated into the multidistrict litigation proceeding captioned In re Tribune Co. Fraudulent Conveyance Litig., No. 11-md-2296 (S.D.N.Y.).

The potential amount sought to be recovered from the New Income Trust is unknown, but it includes approximately $2,125,000 representing the proceeds that the Portfolio received in the leveraged buy-out, plus an unknown amount of interest and the Official Committee’s attorneys’ fees and expenses. The Portfolio cannot predict the outcome of this proceeding. The Portfolio is currently assessing the case and has not yet determined the effect, if any, on the Portfolio’s net assets and results of operations. If the proceeding were to be decided in a manner adverse to the Portfolio, or if the Portfolio was to enter into a settlement agreement with the Official Committee, the payment of such judgment or settlement could have an adverse effect on the Portfolio’s net asset value.

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John Hancock Variable Insurance Trust

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees (the “Board”) of the Advisory Agreement (the “Advisory Agreement”) and each of the Subadvisory Agreements and the Sub-Subadvisory Agreements (collectively, the “Subadvisory Agreements”) for each of the portfolios (the “Funds”) of John Hancock Variable Insurance Trust (the “Trust”) included in this report.

At in-person meetings held on May 24-25, 2012, the Board, including all of the Trustees who are not considered to be “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), approved for an annual period the continuation of the Advisory and Subadvisory Agreements with respect to each of the Funds.

Evaluation by the Board of Trustees

The Board, including the Independent Trustees, is responsible for selecting the Trust’s adviser, John Hancock Investment Management Services, LLC (the “Adviser” or “JHIMS”), approving the Adviser’s selection of subadvisers for each of the Funds (each a “Sub-Adviser”, and collectively, the “Sub-Advisers”) and approving the Trust’s advisory and subadvisory (and any sub-subadvisory) agreements, their periodic continuation and any amendments. Consistent with Securities and Exchange Commission rules, the Board regularly evaluates the Trust’s advisory and subadvisory arrangements, including consideration of the factors listed below. The Board may also consider other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board is furnished with an analysis of its fiduciary obligations in connection with its evaluation and, throughout the evaluation process, the Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel. The factors considered by the Board are:

(1)	the nature, extent and quality of the services to be provided by the Adviser to the Trust and by the Sub-Advisers to the Funds;

(2)	the investment performance of the Funds and their Sub-Advisers;

(3)	the extent to which economies of scale would be realized as a Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund shareholders;

(4)	the costs of the services to be provided and the profits to be realized by the Adviser and its affiliates (including any subadvisers that are affiliated with the Adviser) from the Adviser’s relationship with the Trust; and

(5)	comparative services rendered and comparative advisory and subadvisory fee rates.

The Board believes that information relating to all of these factors is relevant to its evaluation of the Trust’s advisory agreement. The Board also takes into account any indirect benefits expected to be derived by the Adviser and its affiliates and the Sub-Advisers and their affiliates from their relationships with the Funds. With respect to its evaluation of subadvisory agreements (including any sub-subadvisory agreements) with subadvisers not affiliated with the Adviser, the Board believes that, in view of the Trust’s “manager-of-managers” advisory structure, the costs of the services to be provided and the profits to be realized by those Sub-Advisers that are not affiliated with the Adviser from their relationship with the Trust generally are not a material factor in the Board’s consideration of these Subadvisory agreements because such fees are paid by the Adviser and not by the Funds and the Board relies on the ability of the Adviser to negotiate the subadvisory fees at arms-length.

In evaluating subadvisory arrangements, the Board also considers other material business relationships that unaffiliated Sub-Advisers and their affiliates have with the Adviser or its affiliates, including the involvement by certain affiliates of certain Sub-Advisers in the distribution of financial products, including shares of the Trust, offered by the Adviser and other affiliates of the Adviser (“Material Relationships”).

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on May 24-25, 2012, the Board, including all of the Independent Trustees, re-approved the Advisory Agreement and the applicable Subadvisory Agreements with respect to each of the Funds.

In considering the Advisory Agreement and the Subadvisory Agreements, the Board received in advance of the meeting a variety of materials relating to each Fund, the Adviser and each Sub-Adviser, including comparative performance, fee and expense information for a peer group of similar mutual funds prepared by an independent third party provider of mutual fund data, including performance information for relevant benchmark indices and other information provided by the Adviser and the Sub-Advisers regarding the nature, extent and quality of services provided by the Adviser and the Sub-Advisers under their respective Agreements. The Board also took into account discussions with management and information provided to the Board in its meetings throughout the year with respect to the services provided by the Adviser and the Sub-Advisers to the Funds, including quarterly performance reports prepared by management containing reviews of investment results, and periodic presentations from the Sub-Advisers with respect to the Funds they manage. The Board noted the affiliation of certain of the Sub-Advisers with JHIMS, noting any potential conflicts of interest.

Throughout the process, the Trustees were afforded the opportunity to ask questions of and request additional information from management. The Independent Trustees also received a memorandum from their independent counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

Among the information received by the Board from the Adviser relating to the nature, extent and quality of services provided to the Funds, the Board reviewed information provided by JHIMS relating to its operations and personnel and information regarding JHIMS’s compliance and regulatory history. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (“CCO”) regarding the Funds’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considers the Adviser’s risk management processes. The Board considered that JHIMS is responsible for the management of the day-to-day operations of the Funds, including but not limited to, general supervision of and coordination of the services provided by the Sub-Advisers, and is also responsible for monitoring and reviewing the activities of the Sub-Advisers and other third-party service providers.

In considering the nature, extent and quality of the services provided by the Adviser, the Trustees also took into account their knowledge of JHIMS’ management and the quality of the performance of its duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of another trust in the complex.

In approving the renewal of the Advisory Agreement, and with reference to the factors that it regularly considers when considering approval of advisory and subadvisory agreements as listed above, the Board:

(1)–(a) considered the high value to the Trust of continuing its relationship with JHIMS as the Trust’s adviser, the skills and competency with which JHIMS has in the past managed the Trust’s affairs and its subadvisory relationships, JHIMS’s oversight and monitoring of the Sub-Advisers’ investment performance and compliance programs including its timeliness in responding to performance issues and the qualifications of JHIMS’s personnel;

(b) considered JHIMS’s compliance policies and procedures and noted its responsiveness to regulatory changes and mutual fund industry developments;

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Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

(c) considered JHIMS’s administrative capabilities, including its ability to supervise the other service providers for the Funds;

(d) considered the financial condition of JHIMS and whether it had the financial wherewithal to provide a high level and quality of services to the Funds; and

(e) recognized the JHIMS’s reputation and experience in serving as an investment adviser to the Trust, and considered the benefit to contractholders of investing in funds that are part of a family of variable insurance portfolios offering a variety of investments.

The Board concluded that JHIMS may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the Funds;

(2)–(a) reviewed the investment performance of each of the Funds;

(b) reviewed the comparative performance of their respective benchmarks;

(c) considered the performance of comparable funds as included in a report prepared by an independent third party provider of mutual fund data (i.e., funds underlying variable insurance products having approximately the same investment classification/objective), if any. Such report included each Fund’s ranking within a smaller group of peer funds and the Fund’s ranking within broader groups of funds, as well as a description of the methodology used to determine the similarity of each Fund with the funds included in each group; and

(d) took into account JHIMS’s analysis of each Fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally and with respect to particular Funds.

The Board concluded that the performance of each of the Funds has generally been in line with or generally outperformed the historical performance of comparable funds and the Fund’s respective benchmarks with the exceptions noted in Appendix A and in such cases, that appropriate action is being taken to address performance, if necessary, or that such performance is reasonable in light of all factors considered, and that JHIMS may reasonably be expected to continue ably to monitor the performance of the Funds and each of their subadvisers.

3)–(a) with respect to each Fund (except those listed below), considered that the Adviser has agreed to waive its management fee for each of these Funds and each of the funds of John Hancock Funds II (except those listed below) (the “Participating Portfolios”) or otherwise reimburse the expenses of the Participating Portfolios as follows (the “Reimbursement”) and that, at the request of the Board, the Reimbursement rate was increased effective May 31, 2011. The current Reimbursement rate is as follows: The Reimbursement shall equal, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the Participating Portfolios that exceed $75 billion but is less than $100 billion and 0.015% of that portion of the aggregate net assets of all the Participating Portfolios that equals or exceeds $100 billion. The amount of the Reimbursement shall be calculated daily and allocated among all the Participating Portfolios in proportion to the daily net assets of each Participating Portfolio, and that Reimbursement may be terminated or modified by the Adviser only upon notice to the Trust and approval of the Board of Trustees of the Trust. (The Funds that are not Participating Portfolios as of the date of this semi-annual report are each of the fund of funds, money market funds and index funds of the Trust and John Hancock Funds II.)

(b) reviewed the Trust’s advisory fee structure and the incorporation therein of any subadvisory fee breakpoints in the advisory fees charged and concluded that (i) most of the Funds contain breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for Funds and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of Funds with advisory fee breakpoints to benefit from economies of scale if those Funds grow. The Board also took into account management’s discussion of the Funds’ advisory fee structure, including with respect to those Funds that did not currently have breakpoints, and also noted that management had agreed to add breakpoints or implement additional breakpoints to the advisory fee structure of certain of the Funds; and

(c) The Board also considered the effect of the Funds’ growth in size on their performances and fees. The Board also noted that if the Funds’ assets increase over time, the Funds may realize other economies of scale if assets increase proportionally more than certain other fixed expenses.

(4)–(a) reviewed the financial statements of JHIMS and considered (i) an analysis presented by JHIMS regarding the net profitability to JHIMS and Manulife Financial Corporation, the Adviser’s parent, of each Fund and the net profitability to Manulife Financial Corporation of the retirement and variable insurance products for which the Trust serves as the underlying investment medium; and (ii) the representation by the John Hancock insurance companies in registration statements for registered variable insurance contracts using the Funds as investment options in registered separate accounts, that the fees and charges deducted under their variable insurance contracts (including the fees and expenses of the Trust), in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by such companies;

(b) reviewed and considered an analysis presented by JHIMS regarding the profitability of JHIMS’s relationship with each Fund and whether JHIMS has the financial ability to continue to provide a high level of services to the Fund;

(c) considered that the John Hancock insurance companies that are affiliates of JHIMS, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain Funds of the Trust and noted that these tax benefits, which are not available to contract owners under applicable income tax law, are reflected in the profitability analysis reviewed by the Board;

(d) considered that JHIMS also provides administrative services to the Funds on a cost basis pursuant to an administrative services agreement and took into account information prepared by JHIMS indicating the allocation of such costs;

(e) noted that certain of the Funds’ Sub-Advisers are affiliates of the Adviser;

(f) noted that John Hancock Signature Services, LLC and John Hancock Distributors, LLC, affiliates of the Adviser, provide transfer agency services and distribution services to the Funds, respectively, and that JHIMS also derives reputational and other indirect benefits from providing advisory services to the Funds;

(g) noted that the subadvisory fees for the Funds are paid by JHIMS and are negotiated at arms’ length with respect to the unaffiliated Sub-Advisers; and

(h) considered that the Adviser should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to each Fund and the entrepreneurial risk that it assumes as Adviser.

Based upon its review, the Board concluded that the Adviser and its affiliates’ level of profitability, if any, from their relationship with each Fund was reasonable and not excessive.

(5)–reviewed comparative information prepared by an independent third party provider of mutual fund data including, among other data, each Fund’s contractual and actual advisory and subadvisory fees and total expenses as compared to similarly situated investment companies underlying variable insurance products deemed to be comparable to the Funds. The Board considered each Fund’s ranking within a smaller group of peer funds chosen by the independent third party provider, as well as the Fund’s ranking within broader groups of funds. In comparing each Fund’s actual and contractual management fee to that of comparable funds, the Board noted that such fee includes both advisory and administrative costs.

The Board determined that the Trust’s advisory fees are generally within a competitive range of those incurred by other comparable funds. In this regard, the Board took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by the Adviser after payment of the subadvisory fee. The Board also noted that

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John Hancock Variable Insurance Trust

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

JHIMS is currently waiving fees and/or reimbursing expenses with respect to certain of the Funds. The Board also noted that the Adviser pays the subadvisory fees of the Funds, and that such fees are negotiated at arm’s length with respect to unaffiliated Sub-Advisers. In addition, the Board noted that the Adviser effected advisory and subadvisory fee reductions in the past year with respect to several Funds. The Board also noted management’s discussion of the Funds’ expenses, as well as certain actions taken over the past several years to reduce the Funds’ operating expenses. The Board also took into account the level and quality of services provided by JHIMS with respect to the Funds, as well as the other factors considered. The Board concluded that the advisory fees paid by the Trust with respect to the Funds are reasonable.

In addition, in the case of the Fundamental Holdings Trust, the Global Diversification Trust, Core Diversified Growth & Income Trust, Core Fundamental Holdings Trust, Core Global Diversification Trust, Core Strategy Trust, Franklin Templeton Founding Allocation Trust, each Lifestyle Trusts and each Lifestyle PS Series Trust (each a “Fund of Funds”), the Trustees reviewed the advisory fee to be paid to the Adviser for each Fund of Funds and concluded that the advisory fee to be paid to the Adviser with respect to each Fund of Funds is based on services provided that are in addition to, rather than duplicative of, the services provided pursuant to the advisory agreements for the underlying portfolios of the Fund of Funds and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of a Fund of Funds and those of its underlying portfolios.

Additional information relating to each Fund’s fees and expenses and performance that the Board considered in approving the Advisory Agreement is set forth in Appendix A.

Approval of Subadvisory Agreements

In making its determination with respect to the factors that it considers in considering approval of the Sub-Advisory Agreements, the Board reviewed:

(1)	information relating to each Sub-Adviser’s business, including current subadvisory services to the Trust (and other funds in the John Hancock family of funds);

(2)	the historical and current performance of each Fund and comparative performance information relating to the Fund’s benchmark and comparable funds;

(3)	the subadvisory fee for each Fund, including any breakpoints, and comparative fee information prepared by an independent third party of mutual fund data; and

(4)	information relating to the nature and scope of Material Relationships and their significance to the Trust’s Adviser and unaffiliated Sub-Advisers.

With respect to the services provided by each of the Sub-Advisers, the Board received information provided to the Board by each Sub-Adviser, including each Sub-Adviser’s Form ADV, as well as considered information presented throughout the past year. The Board considered the Sub-Adviser’s current level of staffing and its overall resources, as well as its compensation program. The Board reviewed each Sub-Adviser’s history and investment experience, as well as information regarding the qualifications, background and responsibilities of the Sub-Adviser’s investment and compliance personnel who provide services to the Funds. The Board also considered, among other things, the Sub-Adviser’s compliance program and any disciplinary history. The Board also considered the Sub-Adviser’s risk assessment and monitoring process. The Board noted each Sub-Adviser’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board also noted that the CCO and his staff conduct regular, periodic compliance reviews with each of the Sub-Advisers and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Sub-Advisers and procedures reasonably designed by them to assure compliance with the federal securities laws. The Board also took into account the financial condition of each Sub-Adviser.

The Board considered each Sub-Adviser’s investment process and philosophy. The Board took into account that each Sub-Adviser’s responsibilities include the development and maintenance of an investment program for the applicable Fund which is consistent with the Fund’s investment objectives, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to each Sub-Adviser’s brokerage policies and practices, including with respect to best execution and soft dollars. The Board also reviewed information relating to the nature and scope of Material Relationships and their significance to the Adviser and its affiliates and to unaffiliated Sub-Advisers.

The Board also took into account the sub-advisory fees paid by the Adviser to fees charged by each Fund’s Sub-Adviser to manage other sub-advised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

The Board also received information regarding any Material Relationships with respect to the unaffiliated Sub-Advisers, which include arrangements in which unaffiliated Sub-Advisers or their affiliates provide advisory, distribution or management services in connection with financial products sponsored by the Trust’s Adviser or its affiliates, and may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interests the Adviser might have in connection with the Sub-Advisory Agreements.

The Board’s decision to approve each Subadvisory Agreement was based on a number of determinations, including the following:

(1)	The Sub-Adviser has extensive experience and demonstrated skills as a manager;

(2)	Although not without variation, the performance of each Fund managed by a Sub-Adviser has generally been in line with or generally outperformed the historical performance of comparable funds and the Fund’s respective benchmarks with the exceptions noted in Appendix A (with respect to such exceptions, the Board concluded that appropriate action was being taken to address such Funds’ performance, if necessary, or that performance was reasonable in light of all factors considered);

(3)	The subadvisory fees generally are (i) competitive and within the range of industry norms and (ii) are paid by JHIMS out of its advisory fees it receives from the Fund (in the case of each sub-subadvisory agreement, that the sub-subadvisory fee would be paid by the Sub-Adviser out of the subadvisory fee) and would not be an expense of the Fund, and, with respect to each Sub-Adviser that is not affiliated with the Adviser, are a product of arm’s length negotiation between the Adviser and the Sub-Adviser; and the Board concluded that each Fund’s subadvisory fees are reasonable; and

(4)	With respect to those Funds that have subadvisory fees that contain breakpoints, such breakpoints are reflected as breakpoints in the advisory fees for the Funds in order to permit shareholders to benefit from economies of scale if those Funds grow.

In addition, in the case of each Fund of Funds, the Trustees reviewed the subadvisory fee to be paid to the Sub-Adviser for the Fund of Funds and concluded that the subadvisory fee to be paid to the Sub-Adviser with respect to each Fund of Funds is based on services provided that are in addition to, rather than duplicative of, the services provided pursuant to the subadvisory agreements for the underlying portfolios of the Fund of Funds and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of a Fund of Funds and those of its underlying portfolios.

Additional information relating to each Funds’ fees and expenses and performance that the Board considered for a particular Fund is set forth in Appendix A.

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John Hancock Variable Insurance Trust

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

* * *

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and each of the Sub-Advisory Agreements would be in the best interest of each of the Funds and its respective shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and each of the Subadvisory Agreements for an additional one-year period.

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John Hancock Variable Insurance Trust

Appendix A

Portfolio (Subadviser)	Performance of Trust, as of March 31, 2012	Fees and Expenses	Other Comments

Active Bond Trust (Declaration Management & Research LLC) (John Hancock Asset Management)
Benchmark Index — The Trust underperformed for the one-year period and outperformed for the three- and five-year periods.

Lipper Category — The Trust underperformed for the one-year period and outperformed for the three- and five-year periods.

Subadvisory fees for this Trust are lower than the peer group median.

Net management fees for this Trust are higher than the peer group median.

Total expenses for this Trust are higher than the peer group median.

The Board took into account the long-term performance of the Trust.

The Board also took into account the peer group in which the Trust was placed and the unique composition of the Trust’s investment portfolio relative to the peer group.

The Board took into account management’s discussion of Trust’s expenses, including advisory/subadvisory structure.

Bond Trust (John Hancock Asset Management)	Benchmark Index — The Trust underperformed for the one-year period. Lipper Category — The Trust outperformed for the one-year period.
Subadvisory fees for this Trust are lower than the peer group median.

Net management fees for this Trust are higher than the peer group median.

Total expenses for this Trust are lower than the peer group median.

The Board noted the small peer group for this Trust and that relative to the peer universe the subadvisory fees are lower than the median.

The Board took into account management’s discussion of Trust’s expenses, including advisory/subadvisory structure.

The Board noted the Trust’s inception date of 7/28/2009 and that the Trust has a relatively limited performance history.

Bond PS Trust (John Hancock Asset Management)	Benchmark Index — The Trust launched on 4/28/2011. Lipper Peer Group — The Trust launched on 4/28/2011.
Subadvisory fees for this Trust are lower than the peer group median.

Net management fees for this Trust are lower than the peer group median.

Total expenses for this Trust are lower than the peer group median.

The Board took into account management’s discussion of the Trust’s performance, noting that the Trust has a limited performance history (inception April 2011).

The Board also noted that the Trust is subject to a contractual expense cap until 2014.

Core Bond Trust (Wells Capital Management, Incorporated)
Benchmark Index — The Trust outperformed for the one-, three-, and five-year periods.

Lipper Category — The Trust outperformed for the one- and five-year periods and underperformed for the three-year period.

Subadvisory fees for this Trust are lower than the peer group median.

Net management fees for this Trust are higher than the peer group median.

Total expenses for this Trust are higher than the peer group median.

The Board took into account management’s discussion of the Trust’s performance, including its overall performance relative to its benchmark and peer group.

The Board took into account management’s discussion of the Trust’s expenses, including the advisory/subadvisory fee structure.

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John Hancock Variable Insurance Trust

Appendix A

Portfolio (Subadviser)	Performance of Trust, as of March 31, 2012	Fees and Expenses	Other Comments

Global Bond Trust (Pacific Investment Management Company)	Benchmark Index — The Trust outperformed for the one-, three- and five-year periods. Lipper Category — The Trust outperformed for the one-, three- and five-year periods.	Subadvisory fees for this peer group are not available. Net management fees for this Trust are higher than the peer group median. Total expenses for this Trust are higher than the peer group median.	The Board took into account management’s discussion of the Trust’s expenses, including the advisory/subadvisory fee structure.

High Yield Trust (Western Asset Management Company)
Benchmark Index — The Trust underperformed for the one-, three- and five-year periods.

Lipper Category — The Trust underperformed for the one-year period and outperformed for the three- and five-year periods.

Subadvisory fees for this Trust are lower than the peer group median.

Net management fees for this Trust are higher than the peer group median.

Total expenses for this Trust are lower than the peer group median.

The Board took into account management’s discussion of the Trust’s performance including its longer-term performance.

The Board took into account management’s discussion of the Trust’s expenses, including its advisory and subadvisory fee structure noting that the Trust’s total expenses are below the peer group median.

Income Trust (Franklin Advisers, Inc.) (Templeton Global Advisors Limited)
Benchmark Index — The Trust underperformed for the one-year period and outperformed for the three-year period.

Lipper Category — The Trust underperformed for the one-year period and outperformed for the three-year period.

Subadvisory fees for this Trust are lower than the peer group median.

Net management fees for this Trust are higher than the peer group median.

Total expenses for this Trust are higher than the peer group median.

The Board took into account management’s discussion of the Trust’s performance, noting the Trust’s favorable performance compared to its peer group and index over the three-year period.

The Board took into account management’s discussion of the Trust’s expenses, including the advisory/subadvisory fee structure.

Investment Quality Bond Trust (Wellington Management Company, LLP)
Benchmark Index — The Trust outperformed for the one- and three-year periods, and underperformed for the five-year period.

Lipper Category — The Trust outperformed for the one-, three- and five-year periods.

Subadvisory fees for this Trust are lower than the peer group median.

Net management fees for this Trust are equal to the peer group median.

Total expenses for this Trust are lower than the peer group median.
The Board noted the Trust’s outperformance relative to the peer group and index over the one- and three-year periods.

Money Market Trust (John Hancock Asset Management)
Benchmark Index — The Trust outperformed for the one-year period and underperformed for the three- and five-year periods.

Lipper Category — The Trust outperformed for the one- and three-year periods, and underperformed for the five-year period.

Subadvisory fees for this Trust are lower than the peer group median.

Net management fees for this Trust are lower than the peer group median.

Total expenses for this Trust are lower than the peer group median.

The Board took into account management’s discussion of the Trust’s performance relative to its benchmark and peer group.

The Board also noted the relatively small difference in performance among the peer group.

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John Hancock Variable Insurance Trust

Appendix A

Portfolio (Subadviser)	Performance of Trust, as of March 31, 2012	Fees and Expenses	Other Comments

Money Market Trust B (John Hancock Asset Management)	Benchmark Index — The Trust outperformed for the one-, three-and five-year periods. Lipper Category — The Trust outperformed for the one-, three- and five-year periods.
Subadvisory fees for this Trust are lower than the peer group median.

Net management fees for this Trust are higher than the peer group median.

Total expenses for this Trust are lower than the peer group median.
The Board took into account management’s discussion of the Trust’s expenses, including the advisory/subadvisory fee structure.

New Income Trust (T. Rowe Price Associates, Inc.)
Benchmark Index — The Trust underperformed for the one-year period, outperformed for the three-year period and underperformed for the five-year period.

Lipper Category — The Trust underperformed for the one-year period, outperformed for the three-year period and underperformed for the five-year period.

Subadvisory fees for this Trust are lower than the peer group median.

Net management fees for this Trust are higher than the peer group median.

Total expenses for this Trust are higher than the peer group median.

The Board noted that the Trust changed investment policies in 2010 and, therefore, the peer group rankings prior to 2010 are not a meaningful comparison. The Board noted that although the Trust underperformed the peer group over the one-year period, it underperformed only by a small margin.

The Board took into account management’s discussion of the Trust’s expenses, including the advisory/subadvisory fee structure noting that the Trust is subject to a voluntary fee waiver which reduces certain expenses of the Trust.

Real Return Bond Trust (Pacific Investment Management Company)
Benchmark Index — The Trust underperformed for the one-year period, outperformed for the three-year period and underperformed for the five-year period.

Lipper Category — The Trust outperformed for the one-, three- and five-year periods.

Subadvisory fees for this Trust are higher than the peer group median.

Net management fees for this Trust are higher than the peer group median.

Total expenses for this Trust are higher than the peer group median.
The Board took into account management’s discussion of the Trust’s expenses, including the advisory/subadvisory fee structure.

Short Term Government Income Trust (John Hancock Asset Management)	Benchmark Index — The Trust underperformed for the one-year period, and outperformed for the three-year period. Lipper Category — The Trust underperformed for the one- and three-year periods.
Sub advisory fees for this Trust are lower than the peer group median.

Net management fees for this Trust are higher than the peer group median.

Total expenses for this Trust are higher than the peer group median.

The Board took into account management’s discussion of the Trust’s performance and of its peer group including that the Trust’s strategy is different from many peers in that it may not hold non-government securities and also that there are no other short-term government income funds in the Trust’s peer group.

The Board took into account management’s discussion of the Trust’s expenses, including the advisory/subadvisory fee structure.

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John Hancock Variable Insurance Trust

Appendix A

Portfolio (Subadviser)	Performance of Trust, as of March 31, 2012	Fees and Expenses	Other Comments

Strategic Income Opportunities Trust (John Hancock Asset Management)
Benchmark Index — The Trust underperformed for the one-year period and outperformed for the three- and five-year periods.

Lipper Category — The Trust underperformed for the one-year period and outperformed for the three- and five-year periods.

Subadvisory fees for this Trust are lower than the peer group median.

Net management fees for this Trust are higher than the peer group median.

Total expenses for this Trust are lower than the peer group median.

The Board took into account management’s discussion of the Trust’s performance, noting the Trust’s long-term performance compared to its peer group and index.

The Board took into account management’s discussion of the Trust’s expenses, including the advisory/subadvisory fee structure.

Total Return Trust (Pacific Investment Management Company)
Benchmark Index — The Trust underperformed for the one-year period and outperformed for the three- and five-year periods.

Lipper Category — The Trust underperformed for the one- and three-year periods and outperformed for the five-year period.

Subadvisory fees for this Trust are higher than the peer group median.

Net management fees for this Trust are higher than the peer group median.

Total expenses for this Trust are higher than the peer group median.

The Board took into account management’s discussion of the Trust’s performance, noting the Trust’s long-term performance compared to its peer group and index.

The Board took into account management’s discussion of the Trust’s expenses, including the advisory/subadvisory fee structure.

Ultra Short Term Bond Trust (John Hancock Asset Management)	Benchmark Index — The Trust outperformed for the one-year period. Lipper Category — The Trust underperformed for the one-year period.
Subadvisory fees for this Trust are lower than the peer group median.

Net management fees for this Trust are higher than the peer group median.

Total expenses for this Trust are higher than the peer group median.

The Board noted that the Trust commenced operations in July 2010 and has a limited performance history. The Board took into account management’s discussion of the Trust’s performance, including the impact of current market conditions.

The Board took into account management’s discussion of the Trust’s expenses, including the advisory/subadvisory fee structure.

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John Hancock Variable Insurance Trust

For More Information

The Statement of Additional Information, a separate document with supplemental information not contained in the Prospectus, includes additional information on the Board of Trustees and can be obtained without charge by calling 1-800-344-1029 or on the Securities and Exchange Commission (“SEC”) Web site at www.sec.gov.

PROXY VOTING POLICY A description of the Trust’s proxy voting policies and procedures and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling 1-800-344-1029 or on the SEC Web site at www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE The Trust files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available electronically on the SEC Web site (www.sec.gov); hard copies may be reviewed and copied at the SEC’s Public Reference Room, 450 Fifth Street, N.W., Washington, DC 20549. For more information on the Public Reference Room, call 1-800-SEC-0330.

The report is certified under the Sarbanes-Oxley Act, which requires mutual funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

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John Hancock Variable Insurance Trust

Semiannual Report — Table of Contents

Sector Weightings	3
Shareholder Expense Example	5
Summary Portfolio of Investments (See below for each Portfolio’s page #)	7–21
Statements of Assets and Liabilities	22
Statements of Operations	25
Statements of Changes in Net Assets	28
Financial Highlights	30
Notes to Financial Statements	35
Special Shareholder Meeting	52
Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees	53
Appendix A	56
For More Information	60

Portfolio	Summary Portfolio of Investments
500 Index Trust	7
500 Index Trust B	8
Core Strategy Trust	8
International Equity Index Trust A	9
International Equity Index Trust B	10
International Index Trust	12
Mid Cap Index Trust	13
Small Cap Index Trust	14
Strategic Equity Allocation Trust	15
Total Bond Market Trust A	16
Total Bond Market Trust B	18
Total Stock Market Index Trust	19

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John Hancock Variable Insurance Trust

Sector Weightings

500 Index Trust

Sector Weighting*	% of Total
Information Technology	19.7
Financials	14.1
Health Care	11.9
Consumer Staples	11.2
Consumer Discretionary	10.9
Energy	10.7
Industrials	10.4
Utilities	3.7
Materials	3.4
Telecommunication Services	3.4
Short-Term Investments & Other	0.6

500 Index B Trust

Sector Weighting*	% of Total
Information Technology	19.5
Financials	14.0
Health Care	11.8
Consumer Staples	11.1
Consumer Discretionary	10.8
Energy	10.6
Industrials	10.3
Utilities	3.7
Telecommunication Services	3.4
Materials	3.4
Short Term Investments & Other	1.4

Core Strategy Trust

Asset Allocation*	% of Total
U.S. Large Cap	41.6
Intermediate Bond	29.7
International Large Cap	18.8
U.S. Mid Cap	6.9
U.S. Small Cap	3.0

International Equity Index Trust A

Sector Weighting*	% of Total
Financials	23.2
Energy	10.9
Materials	10.6
Industrials	10.1
Consumer Staples	9.9
Consumer Discretionary	8.9
Health Care	6.8
Information Technology	6.4
Telecommunication Services	5.9
Utilities	3.8
Short-Term Investments & Other	3.5

International Equity Index Trust B

Sector Weighting*	% of Total
Financials	23.3
Energy	10.8
Materials	10.6
Industrials	10.4
Consumer Staples	10.0
Consumer Discretionary	8.9
Health Care	6.9
Information Technology	6.3
Telecommunication Services	5.9
Utilities	3.7
Short-Term Investments & Other	3.2

International Index Trust

Sector Weighting*	% of Total
Financials	21.5
Industrials	11.9
Consumer Staples	11.3
Consumer Discretionary	10.1
Health Care	9.6
Materials	9.2
Energy	8.0
Telecommunication Services	5.3
Information Technology	4.3
Utilities	4.1
Short-Term Investments & Other	4.7

Mid Cap Index Trust

Sector Weighting*	% of Total
Financials	22.1
Industrials	15.7
Information Technology	15.3
Consumer Discretionary	13.1
Health Care	10.8
Materials	6.7
Energy	5.3
Utilities	5.1
Consumer Staples	3.2
Telecommunication Services	0.5
Short-Term Investments & Other	2.2

Small Cap Index Trust

Sector Weighting*	% of Total
Financials	20.9
Information Technology	17.3
Industrials	14.7
Consumer Discretionary	13.5
Health Care	13.2
Energy	5.9
Materials	4.6
Consumer Staples	3.6
Utilities	3.6
Telecommunication Services	0.9
Short-Term Investments & Other	1.8

Strategic Equity Allocation Trust

Sector Weighting*	% of Total
Financials	16.8
Information Technology	15.2
Industrials	11.3
Health Care	11.2
Consumer Discretionary	11.0
Consumer Staples	10.2
Energy	9.3
Materials	5.1
Utilities	3.9
Telecommunication Services	3.6
Short-Term Investments & Other	2.4

Total Bond Market A Trust

Sector Weighting*	% of Total
U.S. Government Agency	36.6
U.S. Government	34.5
Financials	7.8
Energy	2.6
Consumer Staples	2.4
Collateralized Mortgage Obligations	2.1
Utilities	1.9
Health Care	1.8
Industrials	1.8
Consumer Discretionary	1.7
Foreign Government Obligations	1.5
Materials	1.3
Municipal Bonds	1.2
Information Technology	1.1
Telecommunication Services	0.8
Asset Backed Securities	0.2
Short-Term Investments Other	0.7

Total Bond Market B Trust

Sector Weighting*	% of Total
U.S. Government	36.5
U.S. Government Agency	32.0
Financials	7.3
Collateralized Mortgage Obligations	4.7
Energy	2.7
Foreign Government	2.6
Consumer Staples	2.2
Utilities	2.1
Industrials	1.7
Consumer Discretionary	1.6
Health Care	1.5
Telecommunication Services	1.3
Materials	1.0
Information Technology	0.8
Municipal Bonds	0.8
Asset Backed Securities	0.3
Short-Term Investments & Other	0.9

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John Hancock Variable Insurance Trust

Sector Weightings

Total Stock Market Index

Sector Weighting*	% of Total
Information Technology	18.8
Financials	15.4
Consumer Discretionary	12.1
Health Care	10.9
Energy	10.7
Industrials	10.2
Consumer Staples	10.1
Materials	3.8
Utilities	3.4
Telecommunication Services	2.8
Short-Term Investments & Other	1.8

*	As a percentage of net assets.

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John Hancock Variable Insurance Trust

Shareholder Expense Example

As a shareholder of John Hancock Variable Insurance Trust, you incur ongoing costs, such as management fees, distribution (12b-1) fees and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the portfolios so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the period and held for the entire period (January 1, 2012 through June 30, 2012).

Actual expenses:

The first line of each share class in the table below and on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table below and on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed annualized rate of return of 5% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs and insurance-related charges. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/2012	Ending Account Value 6/30/2012	Expenses Paid During Period[1] 1/1/2012– 6/30/2012	Annualized Expense Ratio
500 Index Trust
Series I — Actual	$1,000.00	$1,092.00	$2.76	0.53%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.20	2.66	0.53%
Series II — Actual	1,000.00	1,091.40	3.80	0.73%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.20	3.67	0.73%
Series NAV — Actual	1,000.00	1,091.50	2.50	0.48%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.50	2.41	0.48%
500 Index Trust B
Series NAV — Actual	$1,000.00	$1,094.20	$1.30	0.25%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.60	1.26	0.25%
Core Strategy Trust
Series I — Actual	$1,000.00	$1,058.90	$0.61	0.12%[2]
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.30	0.60	0.12%[2]
Series II — Actual	1,000.00	1,058.70	1.64	0.32%[2]
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.30	1.61	0.32%[2]
Series NAV — Actual	1,000.00	1,059.70	0.36	0.07%[2]
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.50	0.35	0.07%[2]
International Equity Index Trust A
Series I — Actual	$1,000.00	$1,032.50	$3.23	0.64%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.70	3.22	0.64%
Series II — Actual	1,000.00	1,031.40	4.24	0.84%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.70	4.22	0.84%
Series NAV — Actual	1,000.00	1,032.60	2.98	0.59%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.90	2.97	0.59%
International Equity Index Trust B
Series NAV — Actual	$1,000.00	$1,032.60	$1.72	0.34%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.20	1.71	0.34%
International Index Trust
Series NAV — Actual	$1,000.00	$1,037.90	$2.53	0.50%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.40	2.51	0.50%

5

John Hancock Variable Insurance Trust

Shareholder Expense Example

	Beginning Account Value 1/1/2012	Ending Account Value 6/30/2012	Expenses Paid During Period[1] 1/1/2012– 6/30/2012	Annualized Expense Ratio
Mid Cap Index Trust
Series I — Actual	$1,000.00	$1,077.00	$2.74	0.53%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.20	2.66	0.53%
Series II — Actual	1,000.00	1,076.00	3.77	0.73%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.20	3.67	0.73%
Series NAV — Actual	1,000.00	1,077.00	2.48	0.48%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.50	2.41	0.48%
Small Cap Index Trust
Series I — Actual	$1,000.00	$1,082.90	$2.85	0.55%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.10	2.77	0.55%
Series II — Actual	1,000.00	1,081.60	3.88	0.75%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.10	3.77	0.75%
Series NAV — Actual	1,000.00	1,082.80	2.59	0.50%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.40	2.51	0.50%
Strategic Equity Allocation Trust
Series NAV — Actual[3]	$1,000.00	$992.00	$1.02	0.49%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.40	2.46	0.49%
Total Bond Market Trust A
Series I — Actual	$1,000.00	$1,022.40	$2.72	0.54%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.20	2.72	0.54%
Series II — Actual	1,000.00	1,021.00	3.72	0.74%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.20	3.72	0.74%
Series NAV — Actual	1,000.00	1,022.40	2.46	0.49%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.40	2.46	0.49%
Total Bond Market Trust B
Series NAV — Actual	$1,000.00	$1,024.90	$1.26	0.25%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.60	1.26	0.25%
Total Stock Market Index Trust
Series I — Actual	$1,000.00	$1,088.90	$2.96	0.57%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.00	2.87	0.57%
Series II — Actual	1,000.00	1,087.30	4.00	0.77%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.00	3.87	0.77%
Series NAV — Actual	1,000.00	1,088.90	2.70	0.52%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.30	2.61	0.52%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (182), and divided by 366 (to reflect the one-half year period).

[2]	Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of underlying funds held by Core Strategy Trust was as follows: 0.48%–0.59%.

[3]	Portfolio commenced operations on April 16, 2012. Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (76), and divided by 365 (to reflect the period).

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John Hancock Variable Insurance Trust

SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund’s total net assets as of the report date. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling at 1-800-344-1029. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

500 Index Trust

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS - 99.4%
Consumer Discretionary - 10.9%
Amazon.com, Inc. (I)	50,849	$11,611,369	0.7%
Comcast Corp., Class A	380,544	12,165,992	0.7%
McDonald’s Corp.	143,385	12,693,874	0.7%
The Home Depot, Inc.	216,003	11,445,999	0.7%
The Walt Disney Company (L)	252,126	12,228,111	0.7%
OTHER SECURITIES		130,031,942	7.5%

		190,177,287
Consumer Staples - 11.2%
Altria Group, Inc. (L)	287,082	9,918,683	0.6%
CVS Caremark Corp.	180,833	8,450,326	0.5%
Kraft Foods, Inc., Class A	250,092	9,658,553	0.6%
PepsiCo, Inc.	220,610	15,588,303	0.9%
Philip Morris International, Inc.	240,619	20,996,414	1.2%
The Coca-Cola Company	318,231	24,882,482	1.4%
The Procter & Gamble Company	386,579	23,677,964	1.4%
Wal-Mart Stores, Inc.	243,449	16,973,264	1.0%
OTHER SECURITIES		66,049,818	3.8%

		196,195,807
Energy - 10.7%
Chevron Corp.	278,323	29,363,077	1.7%
ConocoPhillips	178,343	9,965,807	0.6%
Exxon Mobil Corp.	659,673	56,448,219	3.2%
Occidental Petroleum Corp.	114,463	9,817,492	0.6%
Schlumberger, Ltd.	188,232	12,218,139	0.7%
OTHER SECURITIES		69,678,941	4.0%

		187,491,675
Financials - 14.1%
American Express Company	141,276	8,223,676	0.5%
Bank of America Corp.	1,520,412	12,436,970	0.7%
Berkshire
Hathaway, Inc., Class B (I)	248,128	20,676,506	1.2%
Citigroup, Inc.	413,917	11,345,465	0.7%
JPMorgan Chase & Company	537,046	19,188,654	1.1%
State Street Corp.	68,851	3,073,509	0.2%
U.S. Bancorp	267,163	8,591,962	0.5%
Wells Fargo & Company	749,638	25,067,895	1.4%
OTHER SECURITIES		137,599,662	7.9%

		246,204,299
Health Care - 11.9%
Abbott Laboratories	221,902	14,306,022	0.8%
Amgen, Inc.	109,704	8,012,780	0.5%
Bristol-Myers Squibb Company (L)	238,237	8,564,620	0.5%
Johnson & Johnson	387,404	26,173,014	1.5%
Merck & Company, Inc.	429,151	17,917,054	1.0%
Pfizer, Inc.	1,056,516	24,299,868	1.4%
UnitedHealth Group, Inc.	146,392	8,563,932	0.5%
OTHER SECURITIES		100,215,659	5.7%

		208,052,949
Industrials - 10.4%
3M Company	97,826	8,765,210	0.5%
General Electric Company	1,494,886	31,153,424	1.8%

Union Pacific Corp.	67,179	8,015,126	0.5%
United Parcel
Service, Inc., Class B (L)	135,303	10,656,464	0.6%
United Technologies Corp.	128,678	9,719,049	0.6%
OTHER SECURITIES		113,302,166	6.5%

		181,611,439
Information Technology - 19.7%
Apple, Inc. (I)	131,925	77,044,200	4.4%
Cisco Systems, Inc.	755,921	12,979,164	0.7%
Google, Inc., Class A (I)	35,877	20,811,171	1.2%
Intel Corp.	709,895	18,918,702	1.1%
International
Business Machines Corp.	162,729	31,826,538	1.8%
Microsoft Corp.	1,054,847	32,267,770	1.9%
Oracle Corp.	547,486	16,260,334	0.9%
QUALCOMM, Inc.	241,863	13,466,932	0.8%
Visa, Inc., Class A	70,207	8,679,691	0.5%
OTHER SECURITIES		111,605,557	6.4%

		343,860,059
Materials - 3.4%		59,147,504	3.4%
Telecommunication Services - 3.4%
AT&T, Inc.	827,130	29,495,456	1.7%
Verizon Communications, Inc.	400,811	17,812,041	1.0%
OTHER SECURITIES		12,475,017	0.7%

		59,782,514
Utilities - 3.7%		64,744,351	3.7%

TOTAL COMMON STOCKS (Cost $1,241,584,483)		$1,737,267,884

Warrants 0.0%		10	0.0%

TOTAL WARRANTS (Cost $17)		$10

SECURITIES LENDING COLLATERAL - 7.6%
John Hancock Collateral
Investment Trust,
0.3542% (W)(Y)	13,210,397	132,204,374	7.6%

TOTAL SECURITIES LENDING
COLLATERAL (Cost $132,202,430)		$132,204,374

SHORT-TERM INVESTMENTS - 0.8%
Repurchase Agreement - 0.8%
Repurchase Agreement with State
Street Corp. dated 06/29/2012 at
0.010% to be repurchased at
$14,050,012 on 07/02/2012,
collateralized by $10,235,000
U.S. Treasury Bonds, 4.625% due
02/15/2040 (valued at
$14,331,845 including interest)	$14,050,000	$14,050,000	0.8%

TOTAL SHORT-TERM
INVESTMENTS (Cost $14,050,000)		$14,050,000

Total Investments (500 Index Trust)
(Cost $1,387,836,930) - 107.8%		$1,883,522,268	107.8%
Other Assets And Liabilities, Net - (7.8%)		(136,920,832)	(7.8)%

TOTAL NET ASSETS - 100.0%		$1,746,601,436	100.0%

7

John Hancock Variable Insurance Trust

SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

500 Index Trust B

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS - 98.5%
Consumer Discretionary - 10.8%
Amazon.com, Inc. (I)	25,489	$5,820,413	0.7%
Comcast Corp., Class A	190,683	6,096,136	0.7%
McDonald’s Corp.	71,881	6,363,625	0.7%
The Home Depot, Inc.	108,267	5,737,068	0.7%
The Walt Disney Company	126,397	6,130,255	0.7%
OTHER SECURITIES		65,185,927	7.4%

		95,333,424
Consumer Staples - 11.1%
Altria Group, Inc.	143,921	4,972,471	0.6%
CVS Caremark Corp.	90,618	4,234,579	0.5%
Kraft Foods, Inc., Class A	125,369	4,841,751	0.6%
PepsiCo, Inc.	110,590	7,814,289	0.9%
Philip Morris International, Inc.	120,618	10,525,127	1.2%
The Coca-Cola Company	159,537	12,474,198	1.4%
The Procter & Gamble Company	193,774	11,868,658	1.3%
Wal-Mart Stores, Inc.	122,047	8,509,117	1.0%
OTHER SECURITIES		33,097,771	3.7%

		98,337,961
Energy - 10.6%
Chevron Corp.	139,521	14,719,466	1.7%
ConocoPhillips	89,391	4,995,169	0.6%
Exxon Mobil Corp.	330,678	28,296,116	3.2%
Occidental Petroleum Corp.	57,348	4,918,738	0.6%
Schlumberger, Ltd.	94,312	6,121,792	0.7%
OTHER SECURITIES		34,932,026	3.9%

		93,983,307
Financials - 14.0%
American Express Company	70,800	4,121,268	0.5%
Bank of America Corp.	762,018	6,233,307	0.7%
Berkshire
Hathaway, Inc., Class B (I)	124,314	10,359,086	1.2%
Citigroup, Inc.	207,410	5,685,108	0.6%
JPMorgan Chase & Company	269,188	9,618,087	1.1%
State Street Corp.	34,499	1,540,035	0.2%
U.S. Bancorp	133,974	4,308,604	0.5%
Wells Fargo & Company	375,821	12,567,454	1.4%
OTHER SECURITIES		68,957,250	7.8%

		123,390,199
Health Care - 11.8%
Abbott Laboratories	111,300	7,175,511	0.8%
Amgen, Inc.	54,993	4,016,689	0.5%
Bristol-Myers Squibb Company	119,600	4,299,620	0.5%
Johnson & Johnson	194,211	13,120,895	1.5%
Merck & Company, Inc.	215,227	8,985,727	1.0%
Pfizer, Inc.	529,528	12,179,144	1.4%
UnitedHealth Group, Inc.	73,357	4,291,385	0.5%
OTHER SECURITIES		50,228,818	5.7%

		104,297,789
Industrials - 10.3%
3M Company	49,109	4,400,166	0.5%
General Electric Company	749,305	15,615,516	1.8%
The Boeing Company	52,976	3,936,117	0.5%
Union Pacific Corp.	33,685	4,018,957	0.5%
United Parcel Service, Inc., Class B	67,783	5,338,589	0.6%
United Technologies Corp.	64,467	4,869,193	0.6%
OTHER SECURITIES		52,851,902	6.0%

		91,030,440
Information Technology - 19.5%
Apple, Inc. (I)	66,130	38,619,920	4.4%
Cisco Systems, Inc.	378,880	6,505,370	0.7%
Google, Inc., Class A (I)	17,984	10,431,979	1.2%
Intel Corp.	355,896	9,484,628	1.1%
International
Business Machines Corp.	81,581	15,955,612	1.8%
Microsoft Corp.	528,799	16,175,961	1.8%
Oracle Corp.	274,432	8,150,630	0.9%
QUALCOMM, Inc.	121,232	6,750,198	0.8%
Visa, Inc., Class A	35,245	4,357,339	0.5%
OTHER SECURITIES		55,957,103	6.3%

		172,388,740
Materials - 3.3%		29,651,812	3.3%
Telecommunication Services - 3.4%
AT&T, Inc.	414,605	14,784,814	1.7%
Verizon Communications, Inc.	200,904	8,928,174	1.0%
OTHER SECURITIES		6,253,579	0.7%

		29,966,567
Utilities - 3.7%		32,452,493	3.7%

TOTAL COMMON STOCKS (Cost $748,197,725)		$870,832,732

Warrants 0.0%		10	0.0%

TOTAL WARRANTS (Cost $17)		$10

SECURITIES LENDING COLLATERAL - 2.1%
John Hancock Collateral
Investment Trust,
0.3542% (W)(Y)	1,841,766	18,431,658	2.1%

TOTAL SECURITIES LENDING
COLLATERAL (Cost $18,431,851)		$18,431,658

SHORT-TERM INVESTMENTS - 1.1%
Repurchase Agreement - 1.1%
Repurchase Agreement with State
Street Corp. dated 06/29/2012 at
0.010% to be repurchased at
$9,751,008 on 07/02/2012,
collateralized by $7,105,000
U.S. Treasury Bond, 4.625% due
02/15/2040 (valued at $9,948,975
including interest)	$9,751,000	$9,751,000	1.1%

TOTAL SHORT-TERM
INVESTMENTS (Cost $9,751,000)		$9,751,000

Total Investments (500 Index Trust B)
(Cost $776,380,593) - 101.7%		$899,015,400	101.7%
Other Assets And Liabilities, Net - (1.7%)		(15,398,984)	(1.7)%

TOTAL NET ASSETS - 100.0%		$883,616,416	100.0%

Core Strategy Trust

	Shares or Principal Amount	Value	% of Net Assets

INVESTMENT COMPANIES - 100.0%
John Hancock Variable
Insurance Trust (G) - 100.0%
Equity - 70.3%
500 Index, Series NAV
(John Hancock) (A)(2)	25,048,400	$295,821,598	41.5%
International Index, Series NAV
(John Hancock) (A)(2)	8,887,025	134,016,343	18.8%

8

John Hancock Variable Insurance Trust

SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Core Strategy Trust (continued)

	Shares or Principal Amount	Value	% of Net Assets

INVESTMENT COMPANIES (continued)
Equity (continued)
Mid Cap Index, Series NAV
(John Hancock) (A)(2)	2,736,118	$49,359,569	6.9%
Small Cap Index, Series NAV
(John Hancock) (A)(2)	1,518,981	21,645,483	3.0%
Fixed Income - 29.7%
Total Bond Market A,
Series NAV (Declaration) (A)	14,442,046	211,142,713	29.7%

TOTAL INVESTMENT
COMPANIES (Cost $612,544,405)		$711,985,706

Total Investments (Core Strategy Trust)
(Cost $612,544,405) - 100.0%		$711,985,706	100.0%
Other Assets And Liabilities, Net - 0.0%		(43,955)	0.0%

TOTAL NET ASSETS - 100.0%		$711,941,751	100.0%

International Equity Index Trust A

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS - 94.6%
Australia - 5.7%
Australia & New Zealand
Banking Group, Ltd.	49,449	$1,122,546	0.4%
BHP Billiton, Ltd.	60,438	1,970,070	0.7%
Commonwealth Bank of Australia	29,626	1,621,323	0.6%
National Australia Bank, Ltd.	41,339	1,003,934	0.4%
Westpac Banking Corp.	56,915	1,238,159	0.5%
OTHER SECURITIES		8,770,692	3.2%

		15,726,724

Austria - 0.2%		440,688	0.2%
Belgium - 0.7%
Anheuser-Busch InBev NV	15,061	1,170,891	0.4%
OTHER SECURITIES		817,400	0.3%

		1,988,291
Bermuda - 0.1%		263,716	0.1%
Brazil - 1.5%
Petroleo Brasileiro SA	54,015	508,282	0.2%
Vale Fertilizantes SA	28,300	565,436	0.2%
OTHER SECURITIES		3,136,221	1.1%

		4,209,939
Canada - 7.9%
Bank of Nova Scotia (L)	20,852	1,080,183	0.4%
Royal Bank of Canada (L)	27,824	1,425,498	0.5%
Suncor Energy, Inc.	30,314	876,578	0.3%
The Toronto-Dominion Bank (L)	17,250	1,350,044	0.5%
OTHER SECURITIES		17,215,021	6.2%

		21,947,324
Chile - 0.4%		1,078,898	0.4%
China - 3.1%		8,625,414	3.1%
Colombia - 0.3%		842,273	0.3%
Czech Republic - 0.1%		209,416	0.1%
Denmark - 0.8%
Novo Nordisk A/S	7,981	1,154,620	0.4%
OTHER SECURITIES		977,268	0.4%

		2,131,888
Egypt - 0.1%		177,141	0.1%
Finland - 0.5%		1,260,893	0.5%
France - 5.7%
Sanofi	21,764	1,650,387	0.6%
Total SA	40,683	1,835,989	0.7%
OTHER SECURITIES		12,181,432	4.4%

		15,667,808
Germany - 4.9%
Allianz SE	8,631	867,889	0.3%
BASF SE	17,473	1,214,175	0.4%
Bayer AG	15,727	1,134,052	0.4%
SAP AG	17,495	1,033,141	0.4%
Siemens AG	15,656	1,316,007	0.5%
OTHER SECURITIES		7,844,542	2.9%

		13,409,806
Greece - 0.0%		111,132	0.0%
Hong Kong - 2.8%
China Mobile, Ltd.	116,000	1,276,404	0.5%
OTHER SECURITIES		6,476,389	2.3%

		7,752,793
Hungary - 0.1%		194,954	0.1%
India - 1.3%
Infosys, Ltd., ADR (L)	24,265	1,093,381	0.4%
OTHER SECURITIES		2,620,338	0.9%

		3,713,719
Indonesia - 0.6%		1,742,449	0.6%
Ireland - 0.5%		1,505,583	0.5%
Israel - 0.4%		1,072,692	0.4%
Italy - 1.3%
ENI SpA	46,060	982,983	0.4%
OTHER SECURITIES		2,754,603	0.9%

		3,737,586
Japan - 14.4%
Honda Motor Company, Ltd.	30,838	1,074,230	0.4%
Mitsubishi UFJ Financial Group	240,800	1,152,419	0.4%
Toyota Motor Corp.	52,247	2,105,846	0.8%
OTHER SECURITIES		35,408,689	12.8%

		39,741,184
Jersey, C.I. - 0.1%		169,895	0.1%
Luxembourg - 0.3%		727,670	0.3%
Macau - 0.1%		201,581	0.1%
Malaysia - 0.8%		2,245,076	0.8%
Mexico - 1.2%
America Movil SAB de CV, Series L	733,644	959,148	0.4%
OTHER SECURITIES		2,232,153	0.9%

		3,191,301
Netherlands - 3.2%
Royal Dutch Shell PLC, B Shares	50,066	1,747,314	0.6%
Royal Dutch Shell PLC, Class A
(London Stock Exchange)	70,095	2,361,239	0.9%
Unilever NV	30,548	1,022,454	0.4%
OTHER SECURITIES		3,838,951	1.4%

		8,969,958
New Zealand - 0.1%		187,079	0.1%
Norway - 0.5%		1,396,434	0.5%

9

John Hancock Variable Insurance Trust

SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust A (continued)

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS (continued)
Peru - 0.2%		$482,030	0.2%
Philippines - 0.2%		543,481	0.2%
Poland - 0.3%		806,881	0.3%
Portugal - 0.1%		296,434	0.1%
Russia - 1.5%
Gazprom OAO, ADR (I)	146,912	1,395,664	0.5%
OTHER SECURITIES		2,679,889	1.0%

		4,075,553
Singapore - 1.3%		3,541,405	1.3%
South Africa - 1.9%		5,344,823	1.9%
South Korea - 3.5%
Samsung Electronics Company, Ltd.	2,120	2,247,673	0.8%
OTHER SECURITIES		7,544,065	2.7%

		9,791,738
Spain - 1.7%
Banco Santander SA	169,804	1,134,085	0.4%
Telefonica SA (L)	82,376	1,086,789	0.4%
OTHER SECURITIES		2,610,641	0.9%

		4,831,515
Sweden - 1.9%		5,249,063	1.9%
Switzerland - 5.9%
Nestle SA	62,182	3,709,244	1.3%
Novartis AG	43,927	2,450,246	0.9%
Roche Holdings AG	13,224	2,282,825	0.8%
OTHER SECURITIES		7,864,393	2.8%

		16,306,708
Taiwan - 2.1%
Taiwan Semiconductor
Manufacturing Company, Ltd.	472,316	1,292,792	0.5%
OTHER SECURITIES		4,555,470	1.6%

		5,848,262
Thailand - 0.6%		1,586,363	0.6%
Turkey - 0.4%		1,089,349	0.4%
Ukraine - 0.0%		15,048	0.0%
United Kingdom - 13.2%
AstraZeneca PLC	24,868	1,111,574	0.4%
BG Group PLC	64,775	1,325,804	0.5%
BHP Billiton PLC	39,654	1,132,377	0.4%
BP PLC	356,993	2,391,911	0.9%
British American Tobacco PLC	37,046	1,885,579	0.7%
Diageo PLC	47,736	1,228,022	0.4%
GlaxoSmithKline PLC	94,996	2,154,115	0.8%
HSBC Holdings PLC	336,539	2,967,415	1.1%
Rio Tinto PLC	26,182	1,250,434	0.5%
Standard Chartered PLC	46,431	1,012,235	0.4%
Vodafone Group PLC	946,588	2,659,568	1.0%
OTHER SECURITIES		17,351,576	6.3%

		36,470,610
United States - 0.1%		242,572	0.1%

TOTAL COMMON STOCKS (Cost $240,838,532)		$261,163,140

PREFERRED SECURITIES - 1.9%
Brazil - 1.5%
Petroleo Brasileiro SA	73,452	667,413	0.2%
Vale SA	44,068	859,200	0.3%
OTHER SECURITIES		2,592,441	1.0%

		4,119,054
Germany - 0.3%		861,648	0.3%
South Korea - 0.1%
Samsung Electronics Company, Ltd.	440	291,181	0.1%
OTHER SECURITIES		89,224	0.0%

		380,405

TOTAL PREFERRED SECURITIES (Cost $5,195,327)		$5,361,107

Rights 0.0%		18,295	0.0%

TOTAL RIGHTS (Cost $12,997)		$18,295

Warrants 0.0%		1,456	0.0%

TOTAL WARRANTS (Cost $2,883)		$1,456

SECURITIES LENDING COLLATERAL - 5.9%
John Hancock Collateral
Investment Trust, 0.3542% (W)(Y)	1,628,882	16,301,198	5.9%

TOTAL SECURITIES LENDING
COLLATERAL (Cost $16,301,220)		$16,301,198

SHORT-TERM INVESTMENTS - 1.3%
Money Market Funds - 1.3%
AIM Short-Term Investment Trust,
STIC Prime Portfolio, 0.080% (Y)	3,598,733	3,598,733	1.3%

TOTAL SHORT-TERM
INVESTMENTS (Cost $3,598,733)		$3,598,733

Total Investments (International Equity
Index Trust A) (Cost $265,949,692) - 103.7%		$286,443,929	103.7%
Other Assets And Liabilities, Net - (3.7%)		(10,243,484)	(3.7)%

TOTAL NET ASSETS - 100.0%		$276,200,445	100.0%

International Equity Index Trust B

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS - 94.9%
Australia - 5.8%
Australia & New Zealand
Banking Group, Ltd.	49,959	$1,134,124	0.4%
BHP Billiton, Ltd.	60,907	1,985,358	0.7%
Commonwealth Bank of Australia	30,391	1,663,189	0.6%
National Australia Bank, Ltd.	41,724	1,013,284	0.4%
Westpac Banking Corp.	58,228	1,266,723	0.5%
OTHER SECURITIES		9,042,798	3.3%

		16,105,476
Austria - 0.2%		492,756	0.20%
Belgium - 0.7%
Anheuser-Busch InBev NV	15,400	1,197,238	0.4%
OTHER SECURITIES		882,958	0.3%

		2,080,196
Bermuda - 0.1%		223,125	0.10%
Brazil - 1.5%
Petroleo Brasileiro SA	53,929	507,472	0.2%
Vale Fertilizantes SA	24,700	493,508	0.2%
OTHER SECURITIES		3,319,059	1.1%

		4,320,039
Canada - 7.9%
Bank of Nova Scotia (L)	21,048	1,090,336	0.4%

10

John Hancock Variable Insurance Trust

SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS (continued)
Canada (continued)
Royal Bank of Canada (L)	27,776	$1,423,039	0.5%
Suncor Energy, Inc.	30,473	881,176	0.3%
The Toronto-Dominion Bank (L)	17,400	1,361,784	0.5%
OTHER SECURITIES		17,409,445	6.2%

		22,165,780
Chile - 0.4%		1,162,646	0.40%
China - 2.9%		8,065,469	2.90%
Colombia - 0.3%		779,720	0.30%
Czech Republic - 0.1%		227,311	0.10%
Denmark - 0.8%
Novo Nordisk A/S	8,044	1,163,734	0.4%
OTHER SECURITIES		1,050,343	0.4%

		2,214,077
Egypt - 0.1%		216,528	0.10%
Finland - 0.5%		1,399,284	0.50%
France - 5.7%
Sanofi	21,629	1,640,150	0.6%
Total SA	40,302	1,818,794	0.7%
OTHER SECURITIES		12,576,194	4.5%

		16,035,138
Germany - 4.9%
Allianz SE	8,736	878,447	0.3%
BASF SE	17,419	1,210,422	0.4%
Bayer AG	15,683	1,130,880	0.4%
SAP AG	17,696	1,044,983	0.4%
Siemens AG	15,604	1,311,636	0.5%
OTHER SECURITIES		8,035,813	2.9%

		13,612,181
Greece - 0.0%		89,304	0.00%
Hong Kong - 2.9%
China Mobile, Ltd.	115,030	1,265,730	0.5%
OTHER SECURITIES		6,758,530	2.5%

		8,024,260
Hungary - 0.1%		183,620	0.10%
India - 1.3%
Infosys, Ltd., ADR (L)	23,322	1,050,889	0.4%
OTHER SECURITIES		2,719,599	0.9%

		3,770,488
Indonesia - 0.6%		1,764,212	0.60%
Ireland - 0.6%		1,591,778	0.60%
Israel - 0.4%		1,061,736	0.40%
Italy - 1.4%
ENI SpA	46,211	986,205	0.4%
OTHER SECURITIES		2,823,863	1.1%

		3,810,068
Japan - 14.6%
Honda Motor Company, Ltd.	30,662	1,068,099	0.4%
Mitsubishi UFJ Financial Group	242,300	1,159,597	0.4%
Toyota Motor Corp.	52,353	2,110,118	0.8%
OTHER SECURITIES		36,392,458	13.1%

		40,730,272
Jersey, C.I. - 0.1%		160,896	0.10%
Luxembourg - 0.2%		700,439	0.20%
Macau - 0.1%		210,952	0.10%
Malaysia - 0.8%		2,249,118	0.80%
Mexico - 1.1%
America Movil SAB de CV, Series L	749,388	979,732	0.4%
OTHER SECURITIES		2,241,203	0.8%

		3,220,935
Netherlands - 3.3%
Royal Dutch Shell PLC, B Shares	50,370	1,757,924	0.6%
Royal Dutch Shell PLC, Class A
(London Stock Exchange)	71,055	2,393,578	0.9%
Unilever NV	31,604	1,057,798	0.4%
OTHER SECURITIES		3,959,880	1.4%

		9,169,180
New Zealand - 0.1%		201,247	0.10%
Norway - 0.5%		1,419,298	0.50%
Peru - 0.2%		653,083	0.20%
Philippines - 0.2%		558,508	0.20%
Poland - 0.3%		818,086	0.30%
Portugal - 0.1%		278,825	0.10%
Russia - 1.5%
Gazprom OAO, ADR (I)	104,750	995,125	0.4%
Gazprom OAO, ADR
(London Exchange) (I)	3,680	34,835	0.0%
OTHER SECURITIES		3,202,169	1.1%

		4,232,129
Singapore - 1.2%		3,454,915	1.20%
South Africa - 1.8%		5,104,073	1.80%
South Korea - 3.5%
Samsung Electronics Company, Ltd.	2,132	2,260,395	0.8%
OTHER SECURITIES		7,519,313	2.7%

		9,779,708
Spain - 1.8%
Banco Santander SA	173,259	1,157,160	0.4%
Telefonica SA (L)	81,421	1,074,190	0.4%
OTHER SECURITIES		2,672,081	1.0%

		4,903,431
Sweden - 2.0%		5,549,939	2.00%
Switzerland - 5.9%
Nestle SA	62,374	3,720,697	1.3%
Novartis AG	43,684	2,436,691	0.9%
Roche Holdings AG	13,498	2,330,125	0.8%
OTHER SECURITIES		8,077,232	2.9%

		16,564,745
Taiwan - 2.2%
Taiwan Semiconductor
Manufacturing Company, Ltd.	416,227	1,139,269	0.4%
OTHER SECURITIES		4,893,751	1.8%

		6,033,020
Thailand - 0.5%		1,510,038	0.50%
Turkey - 0.3%		897,232	0.30%
Ukraine - 0.0%		14,993	0.00%
United Kingdom - 13.3%
AstraZeneca PLC	24,652	1,101,919	0.4%
BG Group PLC	64,290	1,315,877	0.5%
BHP Billiton PLC	40,056	1,143,857	0.4%
BP PLC	362,530	2,429,010	0.9%
British American Tobacco PLC	37,263	1,896,624	0.7%
Diageo PLC	48,001	1,234,839	0.4%
GlaxoSmithKline PLC	96,985	2,199,217	0.8%

11

John Hancock Variable Insurance Trust

SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS (continued)
United Kingdom (continued)
HSBC Holdings PLC	343,320	$3,027,206	1.1%
Rio Tinto PLC	26,392	1,260,464	0.5%
Standard Chartered PLC	46,620	1,016,355	0.4%
Vodafone Group PLC	951,206	2,672,543	1.0%
OTHER SECURITIES		17,881,295	6.4%

		37,179,206
United States - 0.1%		240,104	0.10%

TOTAL COMMON STOCKS (Cost $252,492,872)		$265,229,564

PREFERRED SECURITIES - 1.9%
Brazil - 1.5%
Petroleo Brasileiro SA	72,951	662,861	0.2%
Vale SA	38,500	750,640	0.3%
OTHER SECURITIES		2,750,697	1.0%

		4,164,198
Germany - 0.3%		899,065	0.30%
Malaysia - 0.0%		699	0.00%
South Korea - 0.1%
Samsung Electronics Company, Ltd.	440	291,181	0.1%
OTHER SECURITIES		43,445	0.0%

		334,626

TOTAL PREFERRED SECURITIES (Cost $4,274,640)		$5,398,588

Rights 0.0%		19,384	0.00%

TOTAL RIGHTS (Cost $12,504)		$19,384

Warrants 0.0%		1,443	0.00%

TOTAL WARRANTS (Cost $2,883)		$1,443

SECURITIES LENDING COLLATERAL - 6.7%
John Hancock Collateral
Investment Trust, 0.3542% (W)(Y)	1,872,476	18,738,991	6.7%

TOTAL SECURITIES LENDING
COLLATERAL (Cost $18,738,920)		$18,738,991

SHORT-TERM INVESTMENTS - 0.6%
Money Market Funds - 0.6%
AIM Short-Term Investment Trust,
STIC Prime Portfolio,
Institutional Class 0.080% (Y)	1,717,318	1,717,318	0.6%

TOTAL SHORT-TERM
INVESTMENTS (Cost $1,717,318)		$1,717,318

Total Investments (International Equity
Index Trust B) (Cost $277,239,137) - 104.1%		$291,105,288	104.1%
Other Assets And Liabilities, Net - (4.1%)		(11,585,495)	(4.1)%

TOTAL NET ASSETS - 100.0%		$279,519,793	100.0%

International Index Trust

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS - 94.8%

Australia - 8.3%
Australia & New Zealand
Banking Group, Ltd.	53,087	$1,205,133	0.6%
BHP Billiton, Ltd.	63,885	2,082,430	1.0%
Commonwealth Bank of Australia	31,329	1,714,522	0.9%
National Australia Bank, Ltd.	44,356	1,077,203	0.5%
Westpac Banking Corp.	60,510	1,316,367	0.7%
OTHER SECURITIES		9,178,343	4.6%

		16,573,998
Austria - 0.3%		521,376	0.3%
Belgium - 1.1%
Anheuser-Busch InBev NV	15,909	1,236,809	0.6%
OTHER SECURITIES		894,557	0.5%

		2,131,366
Bermuda - 0.1%		248,901	0.1%
China - 0.0%		30,851	0.0%
Denmark - 1.1%
Novo Nordisk A/S	8,069	1,167,351	0.6%
OTHER SECURITIES		1,010,153	0.5%

		2,177,504
Finland - 0.7%		1,374,840	0.7%
France - 8.3%
LVMH Moet Hennessy
Louis Vuitton SA	5,031	766,816	0.4%
Sanofi	23,910	1,813,120	0.9%
Total SA	42,056	1,897,951	1.0%
OTHER SECURITIES		12,112,649	6.1%

		16,590,536
Germany - 7.1%
Allianz SE	9,021	907,105	0.5%
BASF SE	18,197	1,264,484	0.6%
Bayer AG	16,384	1,181,428	0.6%
Daimler AG	17,957	807,597	0.4%
E.ON AG	35,680	768,563	0.4%
SAP AG	18,230	1,076,545	0.5%
Siemens AG	16,302	1,370,308	0.7%
OTHER SECURITIES		6,830,087	3.4%

		14,206,117
Greece - 0.0%		98,732	0.0%
Hong Kong - 2.8%		5,574,789	2.8%
Ireland - 0.8%		1,542,009	0.8%
Israel - 0.5%		1,116,782	0.5%
Italy - 2.0%
ENI SpA	47,613	1,016,126	0.5%
OTHER SECURITIES		2,963,564	1.5%

		3,979,690
Japan - 20.8%
Canon, Inc. (L)	22,502	901,042	0.5%
Honda Motor Company, Ltd.	32,280	1,124,462	0.6%
Mitsubishi UFJ Financial Group	252,434	1,208,097	0.6%
Mizuho Financial Group, Inc.	452,185	765,473	0.4%
Sumitomo Mitsui Financial Group	26,587	877,075	0.4%
Toyota Motor Corp.	54,671	2,203,546	1.1%
OTHER SECURITIES		34,587,083	17.3%

		41,666,778
Jersey, C.I. - 0.1%		155,407	0.1%
Luxembourg - 0.3%		700,098	0.3%
Macau - 0.1%		225,845	0.1%
Mexico - 0.0%		81,542	0.0%

12

John Hancock Variable Insurance Trust

SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

International Index Trust (continued)

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS (continued)
Netherlands - 4.6%
Royal Dutch Shell PLC, B Shares	52,730	$1,840,288	0.9%
Royal Dutch Shell PLC, Class A
(London Stock Exchange)	72,682	2,448,385	1.2%
Unilever NV	32,271	1,080,123	0.5%
OTHER SECURITIES		3,941,836	1.9%

		9,310,632
New Zealand - 0.1%		231,934	0.1%
Norway - 0.7%		1,409,499	0.7%
Portugal - 0.2%		318,541	0.2%
Singapore - 1.7%		3,450,431	1.7%
Spain - 2.5%
Banco Santander SA	185,474	1,238,741	0.6%
Telefonica SA	81,379	1,073,636	0.5%
OTHER SECURITIES		2,805,476	1.3%

		5,117,853
Sweden - 2.9%		5,847,167	2.9%
Switzerland - 8.5%
Nestle SA	65,380	3,900,010	1.9%
Novartis AG	45,573	2,542,060	1.3%
Roche Holdings AG	13,919	2,402,801	1.2%
UBS AG (I)	72,106	843,236	0.4%
OTHER SECURITIES		7,452,279	3.7%

		17,140,386
United Kingdom - 19.1%
Anglo American PLC	26,289	862,542	0.4%
AstraZeneca PLC	25,293	1,130,571	0.6%
BG Group PLC	67,285	1,377,178	0.7%
BHP Billiton PLC	41,846	1,194,973	0.6%
BP PLC	376,017	2,519,375	1.3%
British American Tobacco PLC	39,005	1,985,289	1.0%
Diageo PLC	49,583	1,275,536	0.6%
GlaxoSmithKline PLC	100,027	2,268,197	1.1%
HSBC Holdings PLC	356,728	3,145,430	1.6%
Imperial Tobacco Group PLC	19,826	762,847	0.4%
Rio Tinto PLC	26,677	1,274,075	0.6%
SABMiller PLC	18,922	760,046	0.4%
Standard Chartered PLC	47,236	1,029,785	0.5%
Tesco PLC	159,138	773,547	0.4%
Unilever PLC	25,428	854,614	0.4%
Vodafone Group PLC	987,277	2,773,889	1.4%
OTHER SECURITIES		14,367,091	7.1%

		38,354,985
United States - 0.1%		122,545	0.1%

TOTAL COMMON STOCKS (Cost $194,814,519)		$190,301,134

PREFERRED SECURITIES - 0.5%
Germany - 0.5%		958,119	0.5%

TOTAL PREFERRED SECURITIES (Cost $956,420)		$958,119

Rights 0.0%		2,500	0.0%

TOTAL RIGHTS (Cost $0)		$2,500

SECURITIES LENDING COLLATERAL - 2.0%
John Hancock Collateral
Investment Trust,
0.3542% (W)(Y)	394,264	3,945,633	2.0%

TOTAL SECURITIES LENDING
COLLATERAL (Cost $3,945,504)		$3,945,633

SHORT-TERM INVESTMENTS - 2.1%
Repurchase Agreement - 2.1%
Repurchase Agreement with State
Street Corp. dated 06/29/2012 at
0.010% to be repurchased at
$4,341,004 on 07/02/2012,
collateralized by $3,165,000
U.S. Treasury Bonds, 4.6250%
due 2/15/2040 (valued at
$4,431,880, including interest)	$4,341,000	$4,341,000	2.1%

TOTAL SHORT-TERM
INVESTMENTS (Cost $4,341,000)		$4,341,000

Total Investments (International Index Trust)
(Cost $204,057,443) - 99.4%		$199,548,386	99.4%
Other Assets And Liabilities, Net - 0.6%		1,113,281	0.6%

TOTAL NET ASSETS - 100.0%		$200,661,667	100.0%

Mid Cap Index Trust

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS - 97.8%
Consumer Discretionary - 13.1%
Advance Auto Parts, Inc.	39,595	$2,701,171	0.4%
Foot Locker, Inc.	81,667	2,497,377	0.4%
LKQ Corp. (I)	79,360	2,650,624	0.4%
PetSmart, Inc.	58,378	3,980,212	0.7%
Polaris Industries, Inc.	36,969	2,642,544	0.4%
PVH Corp.	37,917	2,949,563	0.5%
Tractor Supply Company	38,805	3,223,143	0.5%
OTHER SECURITIES		59,967,924	9.7%

		80,612,558
Consumer Staples - 3.2%
Church & Dwight Company, Inc. (L)	74,812	4,149,822	0.7%
Energizer Holdings, Inc. (I)	35,226	2,650,757	0.4%
OTHER SECURITIES		12,640,359	2.1%

		19,440,938
Energy - 5.3%
Cimarex Energy Company	46,157	2,544,174	0.4%
HollyFrontier Corp.	111,381	3,946,229	0.6%
Oceaneering International, Inc.	58,342	2,792,248	0.5%
OTHER SECURITIES		22,909,290	3.8%

		32,191,941
Financials - 22.1%
Affiliated Managers Group, Inc. (I)	27,666	3,028,044	0.5%
Alleghany Corp. (I)	7,843	2,664,659	0.4%
Camden Property Trust	43,242	2,926,186	0.5%
Essex Property Trust, Inc.	18,969	2,919,708	0.5%
Everest Re Group, Ltd.	28,406	2,939,737	0.5%
Federal Realty Investment Trust	34,445	3,585,380	0.6%
New York
Community Bancorp, Inc. (L)	236,403	2,962,130	0.5%
Rayonier, Inc. (L)	65,689	2,949,436	0.5%
Realty Income Corp. (L)	71,854	3,001,342	0.5%
SL Green Realty Corp. (L)	48,286	3,874,469	0.6%
The Macerich Company (L)	71,395	4,215,875	0.7%
UDR, Inc.	134,912	3,486,126	0.6%
OTHER SECURITIES		96,740,888	15.8%

		135,293,980

13

John Hancock Variable Insurance Trust

SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS (continued)
Health Care - 10.8%
Catalyst Health Solutions, Inc. (I)	27,252	$2,546,427	0.4%
Henry Schein, Inc. (I)(L)	48,403	3,799,151	0.6%
Hologic, Inc. (I)(L)	142,436	2,569,545	0.4%
IDEXX Laboratories, Inc. (I)(L)	29,648	2,850,062	0.5%
Mettler-
Toledo International, Inc. (I)(L)	16,944	2,640,722	0.4%
Regeneron
Pharmaceuticals, Inc. (I)(L)	42,007	4,798,040	0.8%
Vertex Pharmaceuticals, Inc. (I)	113,685	6,357,265	1.0%
OTHER SECURITIES		40,733,268	6.6%

		66,294,480
Industrials - 15.7%
AMETEK, Inc.	86,551	4,319,760	0.7%
Donaldson Company, Inc. (L)	80,216	2,676,808	0.4%
Hubbell, Inc., Class B	31,901	2,486,364	0.4%
J.B. Hunt
Transport Services, Inc. (L)	48,560	2,894,176	0.5%
Kansas City Southern	59,242	4,120,874	0.7%
OTHER SECURITIES		79,769,998	13.0%

		96,267,980
Information Technology - 15.3%
Alliance Data Systems Corp. (I)	27,123	3,661,605	0.6%
ANSYS, Inc. (I)(L)	50,195	3,167,806	0.5%
Equinix, Inc. (I)(L)	25,894	4,548,281	0.7%
Rackspace Hosting, Inc. (I)(L)	57,510	2,526,989	0.4%
Skyworks Solutions, Inc. (I)	102,141	2,795,599	0.5%
TIBCO Software, Inc. (I)	88,829	2,657,764	0.4%
Trimble Navigation, Ltd. (I)(L)	67,387	3,100,476	0.5%
OTHER SECURITIES		71,064,075	11.6%

		93,522,595
Materials - 6.7%
Albemarle Corp. (L)	48,029	2,864,450	0.5%
Ashland, Inc. (L)	42,287	2,930,912	0.5%
Royal Gold, Inc.	32,138	2,519,619	0.4%
Valspar Corp.	49,127	2,578,676	0.4%
OTHER SECURITIES		30,483,771	4.9%

		41,377,428
Telecommunication Services - 0.5%		3,188,393	0.5%
Utilities - 5.1%
Alliant Energy Corp.	59,781	2,724,220	0.4%
OGE Energy Corp.	53,113	2,750,722	0.5%
OTHER SECURITIES		25,498,507	4.2%

		30,973,449

TOTAL COMMON STOCKS (Cost $441,589,304)		$599,163,742

SECURITIES LENDING COLLATERAL - 25.2%
John Hancock Collateral
Investment Trust,
0.3542% (W)(Y)	15,446,702	154,584,418	25.2%

TOTAL SECURITIES LENDING
COLLATERAL (Cost $154,586,135)		$154,584,418

SHORT-TERM INVESTMENTS - 1.3%
Repurchase Agreement - 1.3%
Repurchase Agreement with State
Street Corp. dated 06/29/2012 at
0.010% to be repurchased at
$8,029,007 on 07/02/2012,
collateralized by $5,850,000
U.S. Treasury Bonds, 4.625% due
02/15/2040 (valued at $8,191,626,
including interest)	$8,029,000	$8,029,000	1.3%

TOTAL SHORT-TERM
INVESTMENTS (Cost $8,029,000)		$8,029,000

Total Investments (Mid Cap Index Trust)
(Cost $604,204,439) - 124.3%		$761,777,160	124.3%
Other Assets And Liabilities, Net - (24.3%)		(148,782,857)	(24.3)%

TOTAL NET ASSETS - 100.0%		$612,994,303	100.0%

Small Cap Index Trust

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS - 98.2%
Consumer Discretionary - 13.5%
Coinstar, Inc. (I)(L)	8,660	$594,596	0.2%
Six Flags Entertainment Corp.	10,965	594,084	0.2%
Sotheby’s (L)	18,751	625,533	0.2%
OTHER SECURITIES		42,138,279	13.0%

		43,952,492
Consumer Staples - 3.6%
Casey’s General Stores, Inc.	10,507	619,808	0.2%
TreeHouse Foods, Inc. (I)(L)	9,954	620,035	0.2%
United Natural Foods, Inc. (I)	13,542	742,914	0.2%
OTHER SECURITIES		9,819,688	3.0%

		11,802,445
Energy - 5.9%
Berry Petroleum
Company, Class A (L)	14,503	575,189	0.2%
Dril-Quip, Inc. (I)	11,139	730,607	0.2%
Energy XXI Bermuda, Ltd.	21,833	683,155	0.2%
Kodiak Oil & Gas Corp. (I)	73,091	600,077	0.2%
OTHER SECURITIES		16,450,640	5.1%

		19,039,668
Financials - 20.9%
Hancock Holding Company	21,156	643,989	0.2%
Highwoods Properties, Inc. (L)	20,340	684,441	0.2%
Invesco Mortgage Capital, Inc.	31,813	583,450	0.2%
LaSalle Hotel Properties	23,719	691,172	0.2%
Omega Healthcare Investors, Inc.	29,250	658,125	0.2%
Starwood Property Trust, Inc.	31,946	680,769	0.2%
Two Harbors Investment Corp.	59,074	612,007	0.2%
OTHER SECURITIES		63,384,673	19.5%

		67,938,626
Health Care - 13.2%
Align Technology, Inc. (I)(L)	19,929	666,824	0.2%
Alkermes PLC (I)	33,881	574,961	0.2%
athenahealth, Inc. (I)(L)	9,946	787,425	0.2%
Cepheid, Inc. (I)(L)	18,207	814,763	0.3%
Cubist Pharmaceuticals, Inc. (I)	17,538	664,866	0.2%
HealthSouth Corp. (I)(L)	26,425	614,646	0.2%

14

John Hancock Variable Insurance Trust

SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS (continued)
Health Care (continued)
HMS Holdings Corp. (I)(L)	23,850	$794,444	0.2%
Pharmacyclics, Inc. (I)(L)	15,130	826,249	0.3%
Questcor
Pharmaceuticals, Inc. (I)(L)	14,952	796,044	0.3%
Seattle Genetics, Inc. (I)(L)	26,393	670,118	0.2%
Vivus, Inc. (I)(L)	27,734	791,528	0.2%
WellCare Health Plans, Inc. (I)	11,927	632,131	0.2%
OTHER SECURITIES		34,285,190	10.6%

		42,919,189
Industrials - 14.7%
Acuity Brands, Inc. (L)	11,726	596,971	0.2%
Alaska Air Group, Inc. (I)(L)	19,646	705,291	0.2%
CLARCOR, Inc.	13,889	668,894	0.2%
Dollar Thrifty
Automotive Group, Inc. (I)	7,778	629,707	0.2%
Genesee &
Wyoming, Inc., Class A (I)	11,180	590,751	0.2%
HEICO Corp. (L)	14,655	579,166	0.2%
Hexcel Corp. (I)(L)	27,654	713,197	0.2%
Teledyne Technologies, Inc. (I)	10,214	629,693	0.2%
US Airways Group, Inc. (I)(L)	45,032	600,277	0.2%
Watsco, Inc. (L)	8,120	599,256	0.2%
Woodward, Inc. (L)	19,210	757,642	0.2%
OTHER SECURITIES		40,702,482	12.5%

		47,773,327
Information Technology - 17.3%
Aspen Technology, Inc. (I)	25,952	600,789	0.2%
CommVault Systems, Inc. (I)	12,392	614,271	0.2%
CoStar Group, Inc. (I)(L)	7,371	598,525	0.2%
Parametric Technology Corp. (I)	33,140	694,614	0.2%
Ultimate Software Group, Inc. (I)	7,392	658,775	0.2%
Wright Express Corp. (I)(L)	10,758	663,984	0.2%
OTHER SECURITIES		52,308,353	16.1%

		56,139,311
Materials - 4.6%		14,834,721	4.60%
Telecommunication Services - 0.9%		2,846,991	0.90%
Utilities - 3.6%
Cleco Corp.	16,821	703,622	0.2%
IDACORP, Inc.	13,821	581,588	0.2%
Piedmont Natural
Gas Company, Inc. (L)	19,743	635,527	0.2%
OTHER SECURITIES		9,657,176	3.0%

		11,577,913

TOTAL COMMON STOCKS (Cost $242,428,036)		$318,824,683

PREFERRED SECURITIES - 0.0%
Health Care - 0.0%		828	0.00%

TOTAL PREFERRED SECURITIES (Cost $680)		$828

Warrants 0.0%		211	0.00%

TOTAL WARRANTS (Cost $0)		$211

SECURITIES LENDING COLLATERAL - 27.8%
John Hancock Collateral
Investment Trust,
0.3542% (W)(Y)	9,031,085	90,379,486	27.8%

TOTAL SECURITIES LENDING
COLLATERAL (Cost $90,384,417)		$90,379,486

SHORT-TERM INVESTMENTS - 1.8%
Repurchase Agreement - 1.8%
Repurchase Agreement with State
Street Corp. dated 06/29/2012 at
0.010% to be repurchased at
$5,729,005 on 07/02/2012,
collateralized by $4,175,000
U.S. Treasury Notes, 4.625% due
02/15/2040 (valued at $5,846,161,
including interest)	$5,729,000	$5,729,000	1.8%

TOTAL SHORT-TERM
INVESTMENTS (Cost $5,729,000)		$5,729,000

Total Investments (Small Cap Index Trust)
(Cost $338,542,133) - 127.8%		$414,934,208	127.8%
Other Assets And Liabilities, Net - (27.8%)		(90,232,752)	(27.8)%

TOTAL NET ASSETS - 100.0%		$324,701,456	100.0%

Strategic Equity Allocation Trust

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS - 97.5%
Consumer Discretionary - 10.9%
Amazon.com, Inc. (I)	129,864	$29,654,444	0.4%
Comcast Corp., Class A	971,933	31,072,698	0.4%
McDonald’s Corp.	366,164	32,416,499	0.5%
McDonald’s
Holdings Company, Ltd. (L)	12,003	337,727	0.0%
The Home Depot, Inc.	551,646	29,231,722	0.4%
The Walt Disney Company (L)	643,912	31,229,732	0.4%
OTHER SECURITIES		629,655,500	8.8%

		783,598,322
Consumer Staples - 10.2%
Altria Group, Inc.	733,125	25,329,469	0.4%
Kraft Foods, Inc., Class A	638,672	24,665,513	0.3%
Nestle SA	597,054	35,615,117	0.5%
PepsiCo, Inc.	563,373	39,807,936	0.6%
Philip Morris International, Inc.	614,505	53,621,706	0.7%
The Coca-Cola Company	812,692	63,544,387	0.9%
The Procter & Gamble Company	987,254	60,469,308	0.8%
Wal-Mart Stores, Inc.	621,742	43,347,852	0.6%
OTHER SECURITIES		388,494,370	5.4%

		734,895,658
Energy - 9.3%
BP PLC	3,430,965	22,988,026	0.3%
Chevron Corp.	710,907	75,000,689	1.0%
ConocoPhillips	455,599	25,458,872	0.4%
Exxon Mobil Corp.	1,684,800	144,168,336	2.0%
Occidental Petroleum Corp.	292,338	25,073,830	0.4%
Royal Dutch Shell PLC, B Shares	481,684	16,810,873	0.2%
Royal Dutch Shell PLC, Class A
(London Stock Exchange)	658,784	22,191,974	0.3%
Schlumberger, Ltd.	480,748	31,205,353	0.4%
OTHER SECURITIES		310,764,303	4.3%

		673,662,256
Financials - 16.8%
Bank of America Corp.	3,883,045	31,763,308	0.4%
Berkshire
Hathaway, Inc., Class B (I)	633,732	52,808,888	0.7%
Citigroup, Inc.	1,057,162	28,976,810	0.4%

15

John Hancock Variable Insurance Trust

SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS (continued)
Financials (continued)
HSBC Holdings PLC	3,232,763	$28,504,714	0.4%
JPMorgan Chase & Company	1,371,569	49,006,160	0.7%
State Street Corp. (L)	175,839	7,849,453	0.1%
Wells Fargo & Company	1,914,496	64,020,746	0.9%
OTHER SECURITIES		950,037,094	13.2%

		1,212,967,173
Health Care - 11.2%
Abbott Laboratories	566,743	36,537,921	0.5%
Chugai
Pharmaceutical Company, Ltd. (L)	40,530	767,319	0.0%
Johnson & Johnson (L)	989,444	66,846,837	0.9%
Merck & Company, Inc.	1,095,969	45,756,706	0.6%
Novartis AG	422,239	23,552,469	0.3%
Pfizer, Inc.	2,698,202	62,058,646	0.9%
Roche Holdings AG	127,108	21,942,327	0.3%
OTHER SECURITIES		554,130,851	7.6%

		811,593,076
Industrials - 11.3%
3M Company	249,844	22,386,022	0.3%
General Electric Company	3,817,789	79,562,723	1.1%
United Parcel Service, Inc., Class B	345,561	27,216,384	0.4%
United Technologies Corp.	328,641	24,822,255	0.3%
Zardoya Otis SA (L)	26,555	295,497	0.0%
OTHER SECURITIES		661,242,692	9.2%

		815,525,573
Information Technology - 15.2%
Apple, Inc. (I)	336,919	196,760,696	2.7%
Cisco Systems, Inc.	1,930,557	33,147,664	0.5%
Google, Inc., Class A (I)	91,628	53,150,654	0.7%
Intel Corp.	1,812,456	48,301,952	0.7%
International
Business Machines Corp.	415,579	81,278,941	1.1%
Microsoft Corp.	2,693,957	82,408,145	1.1%
Oracle Corp.	1,398,234	41,527,550	0.6%
Oracle Corp. Japan	6,857	295,121	0.0%
QUALCOMM, Inc.	617,678	34,392,311	0.5%
Visa, Inc., Class A (L)	179,298	22,166,612	0.3%
OTHER SECURITIES		506,839,843	7.0%

		1,100,269,489
Materials - 5.1%		370,284,511	5.1%
Telecommunication Services - 3.6%
AT&T, Inc.	2,112,365	75,326,936	1.0%
Verizon Communications, Inc.	1,023,598	45,488,695	0.6%
Vodafone Group PLC	9,096,127	25,556,805	0.4%
OTHER SECURITIES		110,566,610	1.6%

		256,939,046
Utilities - 3.9%		280,775,419	3.9%

TOTAL COMMON STOCKS (Cost $7,139,718,320)		$7,040,510,523

PREFERRED SECURITIES - 0.1%
Consumer Discretionary - 0.1%		6,302,249	0.1%
Consumer Staples - 0.0%		2,140,782	0.0%
Health Care - 0.0%		414	0.0%
Utilities - 0.0%		261,046	0.0%

TOTAL PREFERRED SECURITIES (Cost $9,439,130)		$8,704,491

Investment Companies 0.0%		2,862,515	0.0%

TOTAL INVESTMENT
COMPANIES (Cost $2,938,680)		$2,862,515

RIGHTS - 0.0%
Consumer Discretionary - 0.0%		24,971	0.0%

TOTAL RIGHTS (Cost $0)		$24,971

Warrants 0.0%		241	0.0%

TOTAL WARRANTS (Cost $1,417)		$241

SECURITIES LENDING COLLATERAL - 5.2%
John Hancock Collateral
Investment Trust,
0.3542% (W)(Y)	37,306,279	373,346,321	5.2%

TOTAL SECURITIES LENDING
COLLATERAL (Cost $373,346,841)		$373,346,321

SHORT-TERM INVESTMENTS - 1.8%
U.S. Government Agency - 1.4%
Federal Home Loan Bank Discount
Notes
0.050%, 07/27/2012 *	$100,000,000	$99,996,389	1.4%
Repurchase Agreement - 0.4%
Repurchase Agreement with State
Street Corp. dated 06/29/2012 at
0.010% to be repurchased at
$29,595,025 on 07/02/2012,
collateralized by $24,150,000
U.S. Treasury Notes, 2.750% -
4.625% due 02/15/2019 -
02/15/2040 (valued at
$30,197,671, including interest)	29,595,000	29,595,000	0.4%

TOTAL SHORT-TERM
INVESTMENTS (Cost $129,591,389)		$129,591,389

Total Investments (Strategic Equity Allocation Trust)
(Cost $7,655,035,777) - 104.6%		$7,555,040,451	104.6%
Other Assets And Liabilities, Net - (4.6%)		(331,452,289)	(4.6)%

TOTAL NET ASSETS - 100.0%		$7,223,588,162	100.0%

Total Bond Market Trust A

	Shares or Principal Amount	Value	% of Net Assets

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 71.1%
U.S. Treasury Notes - 27.7%
0.250%, 04/30/2014
to 05/31/2014	$48,000,000	47,944,953	7.0%
0.375%, 03/15/2015
to 04/15/2015	21,800,000	21,789,401	3.2%
0.625%, 05/31/2017	3,000,000	2,987,577	0.4%
0.875%, 04/30/2017	5,000,000	5,040,625	0.7%
1.375%, 02/28/2019	9,000,000	9,196,173	1.3%
1.500%, 06/30/2016
to 03/31/2019	22,000,000	22,737,500	3.3%
1.875%, 06/30/2015
to 08/31/2017	4,400,000	4,613,531	0.7%
2.000%, 04/30/2016	15,000,000	15,825,000	2.3%
2.125%, 11/30/2014
to 05/31/2015	14,900,000	15,594,655	2.3%
2.625%, 11/15/2020	5,800,000	6,380,000	0.9%
2.750%, 02/15/2019	7,000,000	7,773,829	1.1%
3.000%, 09/30/2016	3,420,000	3,760,129	0.6%

16

John Hancock Variable Insurance Trust

SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Total Bond Market Trust A (continued)

	Shares or Principal Amount	Value	% of Net Assets

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Treasury Notes (continued)
3.625%, 02/15/2020	$10,100,000	$11,888,801	1.7%
3.750%, 11/15/2018	5,236,000	6,137,163	0.9%
4.250%, 11/15/2017	7,300,000	8,614,000	1.3%

		190,283,337
U.S. Treasury Bonds - 6.8%
1.750%, 05/15/2022	5,000,000	5,045,310	0.7%
3.125%, 02/15/2042	2,000,000	2,152,188	0.3%
3.875%, 08/15/2040	3,000,000	3,699,375	0.5%
4.250%, 05/15/2039
to 11/15/2040	8,000,000	10,475,935	1.5%
4.375%, 05/15/2040
to 05/15/2041	4,400,000	5,876,624	0.9%
4.500%, 02/15/2036
to 05/15/2038	4,845,000	6,550,497	1.0%
4.750%, 02/15/2041	2,000,000	2,829,688	0.4%
7.875%, 02/15/2021	2,300,000	3,520,617	0.5%
8.125%, 08/15/2021	1,400,000	2,200,407	0.3%
9.250%, 02/15/2016	2,150,000	2,819,858	0.4%
OTHER SECURITIES		1,750,313	0.2%

		46,920,812
Federal Farm Credit Bank - 0.6%		3,835,306	0.6%
Federal Home Loan Mortgage Corp. - 8.4%
3.500%, 12/01/2025	3,899,526	4,137,007	0.6%
4.000%, 09/01/2040
to 12/01/2040	8,379,108	8,887,071	1.3%
4.125%, 09/27/2013	5,500,000	5,760,788	0.8%
4.500%, 07/01/2029
to 11/01/2039	12,595,894	13,475,131	2.0%
5.500%, 08/23/2017
to 01/01/2039	10,203,258	11,372,478	1.7%
6.000%, 10/01/2036
to 10/01/2038	3,263,063	3,574,441	0.5%
6.750%, 09/15/2029	2,200,000	3,331,042	0.5%
OTHER SECURITIES		7,311,743	1.1%

		57,849,701
Federal National Mortgage Association - 20.4%
3.000%, 01/01/2027	5,324,043	5,582,669	0.8%
3.500%, 12/01/2025
to 12/01/2040	10,092,303	10,642,709	1.6%
4.000%, 03/01/2024
to 01/01/2042	23,591,558	25,122,737	3.7%
4.375%, 10/15/2015	4,850,000	5,443,761	0.8%
4.500%, 06/01/2018
to 03/01/2041	14,411,416	15,447,433	2.3%
5.000%, 12/01/2018
to 12/01/2039	14,101,092	15,254,457	2.2%
5.500%, 08/01/2017
to 11/01/2038	23,925,582	26,178,862	3.8%
6.000%, 08/01/2023
to 10/01/2038	18,342,244	20,200,571	2.9%
6.500%, 03/01/2037
to 10/01/2038	6,221,072	6,995,552	1.0%
OTHER SECURITIES		9,025,831	1.4%

		139,894,582
Government National Mortgage Association - 6.6%
4.000%, 11/15/2026
to 12/20/2040	12,094,969	13,190,650	1.9%
4.500%, TBA (C)	6,000,000	6,560,437	1.0%
4.500%, 06/15/2023
to 10/20/2040	6,281,458	6,914,767	1.0%
5.000%, 10/15/2023
to 07/20/2040	6,224,481	6,886,026	1.0%
5.500%, 08/15/2023
to 09/20/2039	5,182,657	5,745,721	0.8%
6.000%, 07/20/2037
to 10/15/2038	4,484,748	5,026,348	0.7%
OTHER SECURITIES		1,409,304	0.2%

		45,733,253
The Financing Corp. - 0.1%		768,361	0.1%
Tennessee Valley Authority - 0.5%		3,174,327	0.5%

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $456,379,587)		$488,459,679

FOREIGN GOVERNMENT
OBLIGATIONS - 1.5%
Brazil - 0.2%		1,048,420	0.2%
Canada - 0.3%		1,791,352	0.3%
Chile - 0.1%		499,500	0.1%
Croatia - 0.0%		195,742	0.0%
Israel - 0.1%		997,500	0.1%
Japan - 0.2%		1,183,796	0.2%
Lithuania - 0.0%		316,500	0.0%
Mexico - 0.3%		1,832,361	0.3%
Panama - 0.1%		688,500	0.1%
Peru - 0.0%		340,250	0.0%
South Africa - 0.1%		737,600	0.1%
Sweden - 0.1%		934,540	0.1%

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $9,490,167)		$10,566,061

CORPORATE BONDS - 23.2%
Consumer Discretionary - 1.7%		11,781,016	1.7%
Consumer Staples - 2.4%		16,832,900	2.4%
Energy - 2.6%		17,706,030	2.6%
Financials - 7.8%
European Investment Bank
4.625%, 05/15/2014
to 10/20/2015	3,169,000	3,424,898	0.5%
JPMorgan Chase & Company
4.750%, 05/01/2013	2,220,000	2,288,844	0.3%
OTHER SECURITIES		47,780,165	7.0%

		53,493,907
Health Care - 1.8%		12,216,117	1.8%
Industrials - 1.8%		12,154,572	1.8%
Information Technology - 1.1%		7,394,856	1.1%
Materials - 1.3%		8,855,751	1.3%
Telecommunication Services - 0.8%		5,447,087	0.8%
Utilities - 1.9%		13,258,817	1.9%

TOTAL CORPORATE BONDS (Cost $142,487,103)		$159,141,053

Municipal Bonds - 1.2%		7,987,438	1.2%

TOTAL MUNICIPAL BONDS (Cost $6,800,748)		$7,987,438

17

John Hancock Variable Insurance Trust

SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Total Bond Market Trust A (continued)

	Shares or Principal Amount	Value	% of Net Assets

CORPORATE BONDS (continued)
Collateralized Mortgage
Obligations 2.2%		$14,750,747	2.2%

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $12,963,470)		$14,750,747

Asset Backed Securities 0.2%		1,628,884	0.2%

TOTAL ASSET BACKED
SECURITIES (Cost $1,663,194)		$1,628,884

SHORT-TERM INVESTMENTS - 1.3%
Money Market Funds - 1.3%
State Street Institutional
U.S. Government Money Market
Fund, 0.0317% (Y)	9,131,521	9,131,521	1.3%

TOTAL SHORT-TERM
INVESTMENTS (Cost $9,131,521)		$9,131,521

Total Investments (Total Bond Market Trust A)
(Cost $638,915,790) - 100.7%		$691,665,383	100.7%
Other Assets And Liabilities, Net - (0.7%)		(4,655,315)	(0.7)%

TOTAL NET ASSETS - 100.0%		$687,010,068	100.0%

Total Bond Market Trust B

	Shares or Principal Amount	Value	% of Net Assets

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 68.5%
U.S. Treasury Bonds - 13.4%
3.750%, 08/15/2041	$1,100,000	$1,328,766	0.8%
3.875%, 08/15/2040	1,100,000	1,356,438	0.8%
4.250%, 05/15/2039
to 11/15/2040	1,060,000	1,388,253	0.9%
4.375%, 02/15/2038
to 05/15/2041	805,000	1,073,762	0.7%
4.625%, 02/15/2040	1,400,000	1,939,657	1.2%
7.500%, 11/15/2016	1,270,000	1,643,459	1.0%
7.875%, 02/15/2021	1,100,000	1,683,773	1.0%
8.750%, 08/15/2020	1,400,000	2,209,375	1.4%
9.250%, 02/15/2016	3,550,000	4,656,045	2.9%
11.250%, 02/15/2015	2,010,000	2,576,726	1.6%
2.000%, 02/15/2022	1,500,000	1,551,680	1.0%
OTHER SECURITIES		172,175	0.2%

		21,580,109
U.S. Treasury Notes - 23.2%
0.125%, 12/31/2013	1,200,000	1,196,860	0.7%
0.250%, 10/31/2013
to 05/31/2014	6,800,000	6,793,699	4.2%
1.000%, 10/31/2016
to 03/31/2017	4,550,000	4,615,427	2.9%
1.250%, 04/30/2019	1,000,000	1,011,641	0.6%
1.750%, 01/31/2014
to 05/15/2022	2,260,000	2,304,474	1.4%
1.875%, 02/28/2014
to 04/30/2014	1,370,000	1,407,930	0.9%
2.000%, 11/30/2013
to 11/15/2021	4,000,000	4,109,764	2.5%
2.125%, 11/30/2014
to 05/31/2015	2,500,000	2,611,728	1.6%
2.625%, 11/15/2020	2,500,000	2,750,000	1.7%
3.000%, 02/28/2017	3,300,000	3,648,563	2.3%
3.125%, 10/31/2016
to 05/15/2021	2,200,000	2,456,470	1.5%
3.250%, 06/30/2016	3,650,000	4,034,389	2.5%
OTHER SECURITIES		508,906	0.3%

		37,449,851
Federal Farm Credit Bank - 0.4%		656,630	0.40%
Federal Home Loan Bank - 1.0%
3.875%, 06/14/2013	1,320,000	1,365,181	0.8%
OTHER SECURITIES		257,049	0.2%

		1,622,230
Federal Home Loan Mortgage Corp. - 6.4%
3.500%, 12/01/2025	845,971	897,491	0.6%
4.000%, 02/01/2024
to 09/01/2040	1,778,355	1,884,887	1.2%
4.500%, 05/01/2024
to 07/01/2041	1,649,617	1,772,197	1.1%
5.000%, 06/01/2023
to 10/01/2040	1,439,505	1,563,654	1.0%
5.500%, 08/23/2017
to 01/01/2038	1,348,767	1,539,724	1.0%
6.250%, 07/15/2032	450,000	670,356	0.4%
OTHER SECURITIES		2,024,234	1.2%

		10,352,543
Federal National Mortgage Association - 17.9%
2.289%, 01/01/2035 (P)	1,312,639	1,384,152	0.9%
2.912%, 04/01/2037 (P)	1,282,485	1,363,421	0.8%
4.000%, TBA	1,000,000	1,064,412	0.7%
4.000%, 08/01/2020
to 01/01/2042	2,832,778	3,015,158	1.9%
4.500%, 12/01/2020
to 02/01/2041	4,708,998	5,050,154	3.1%
5.000%, 07/01/2020
to 04/01/2039	4,283,807	4,651,369	2.9%
5.500%, 08/01/2021
to 09/01/2036	5,362,815	5,886,636	3.6%
6.000%, 10/01/2013
to 08/01/2038	2,736,719	3,030,617	1.9%
6.500%, 02/01/2015
to 02/01/2036	926,587	1,041,547	0.6%
7.250%, 05/15/2030	450,000	719,339	0.4%
OTHER SECURITIES		1,780,603	1.1%

		28,987,408
Government National Mortgage Association - 5.8%
4.000%, 11/15/2026
to 10/15/2040	1,671,410	1,825,106	1.1%
4.500%, 05/15/2019
to 10/20/2040	2,346,107	2,576,887	1.6%
5.000%, 05/15/2018
to 07/20/2040	1,158,571	1,279,330	0.8%
5.500%, 11/15/2032
to 01/15/2039	1,629,403	1,808,543	1.1%
6.000%, 04/15/2017
to 10/15/2038	1,197,657	1,342,666	0.8%
OTHER SECURITIES		554,601	0.3%

		9,387,133
Tennessee Valley Authority - 0.3%		495,706	0.30%
The Financing Corp. - 0.1%		219,532	0.10%

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $101,575,499)		$110,751,142

18

John Hancock Variable Insurance Trust

SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Total Bond Market Trust B (continued)

	Shares or Principal Amount	Value	% of Net Assets

FOREIGN GOVERNMENT
OBLIGATIONS - 2.6%
Brazil - 0.4%		$681,840	0.40%
Canada - 0.9%		1,595,983	0.90%
Chile - 0.0%		66,600	0.00%
Colombia - 0.1%		168,450	0.10%
Israel - 0.1%		200,462	0.10%
Italy - 0.2%		304,320	0.20%
Japan - 0.1%		125,713	0.10%
Mexico - 0.3%		505,885	0.30%
Panama - 0.1%		81,000	0.10%
Peru - 0.1%		154,200	0.10%
Poland - 0.1%		129,562	0.10%
South Africa - 0.1%		115,250	0.10%
Sweden - 0.1%		136,506	0.10%

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $3,809,522)		$4,265,771

CORPORATE BONDS - 22.2%
Consumer Discretionary - 1.6%		2,588,940	1.60%
Consumer Staples - 2.2%		3,560,290	2.20%
Energy - 2.7%		4,384,848	2.70%
Financials - 7.3%		11,835,769	7.30%
Health Care - 1.5%		2,448,508	1.50%
Industrials - 1.7%		2,677,209	1.70%
Information Technology - 0.8%		1,342,269	0.80%
Materials - 1.0%		1,628,381	1.00%
Telecommunication Services - 1.3%		2,106,224	1.30%
Utilities - 2.1%		3,332,275	2.10%

TOTAL CORPORATE BONDS (Cost $31,577,798)		$35,904,713

Municipal Bonds - 0.8%		1,327,879	0.80%

TOTAL MUNICIPAL BONDS (Cost $1,118,961)		$1,327,879

COLLATERALIZED MORTGAGE
OBLIGATIONS - 4.7%
JPMorgan Chase Commercial
Mortgage Securities Corp.,
Series 2005-LDP5, Class A4
5.362% 12/15/2044 (P)	$835,000	934,155	0.6%
Merrill Lynch Mortgage Trust,
Series 2006-C1, Class AM
5.848% 05/12/2039 (P)	800,000	864,486	0.5%
Morgan Stanley Capital I,
Series 2007-T27, Class A4
5.824% 06/11/2042 (P)	630,000	732,139	0.5%
Wachovia Bank Commercial
Mortgage Trust, Series 2004-C11,
Class A5
5.215% 01/15/2041 (P)	500,000	531,638	0.3%
OTHER SECURITIES		4,449,575	2.8%

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $6,800,144)		$7,511,993

Asset Backed Securities 0.3%		410,637	0.30%

TOTAL ASSET BACKED
SECURITIES (Cost $417,207)		$410,637

SHORT-TERM INVESTMENTS - 0.6%
Money Market Funds - 0.6%
State Street Institutional
U.S. Government Money Market
Fund, 0.0317% (Y)	961,813	$961,813	0.6%

TOTAL SHORT-TERM
INVESTMENTS (Cost $961,813)		$961,813

Total Investments (Total Bond Market Trust B)
(Cost $146,260,944) - 99.7%		$161,133,948	99.7%
Other Assets And Liabilities, Net - 0.3%		549,925	0.3%

TOTAL NET ASSETS - 100.0%		$161,683,873	100.0%

Total Stock Market Index Trust

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS - 98.2%
Consumer Discretionary - 12.1%
Amazon.com, Inc. (I)	10,721	$2,448,140	0.6%
Comcast Corp., Class A	63,551	2,031,725	0.5%
McDonald’s Corp.	23,986	2,123,481	0.5%
The Home Depot, Inc.	36,259	1,921,364	0.5%
The Walt Disney Company	42,207	2,047,040	0.5%
OTHER SECURITIES		37,246,388	9.4%

		47,818,138
Consumer Staples - 10.1%
Altria Group, Inc.	48,220	1,666,001	0.4%
CVS Caremark Corp.	30,706	1,434,891	0.4%
Kraft Foods, Inc., Class A	41,680	1,609,682	0.4%
PepsiCo, Inc.	36,975	2,612,654	0.7%
Philip Morris International, Inc.	40,582	3,541,185	0.9%
The Coca-Cola Company	53,307	4,168,074	1.1%
The Procter & Gamble Company	64,901	3,975,186	1.0%
Wal-Mart Stores, Inc.	80,675	5,624,661	1.4%
OTHER SECURITIES		14,942,117	3.9%

		39,574,451
Energy - 10.7%
Chevron Corp.	46,523	4,908,177	1.3%
ConocoPhillips	30,082	1,680,982	0.4%
Exxon Mobil Corp.	110,983	9,496,815	2.4%
Occidental Petroleum Corp.	19,077	1,636,234	0.4%
Schlumberger, Ltd.	31,392	2,037,655	0.5%
OTHER SECURITIES		22,553,545	5.7%

		42,313,408
Financials - 15.4%
American Express Company	27,468	1,598,912	0.4%
American
International Group, Inc. (I)	44,697	1,434,327	0.4%
Bank of America Corp.	252,863	2,068,419	0.5%
Berkshire
Hathaway, Inc., Class B (I)	58,023	4,835,057	1.2%
Citigroup, Inc.	68,964	1,890,303	0.5%
JPMorgan Chase & Company	89,923	3,212,949	0.8%
State Street Corp.	11,497	513,226	0.1%
U.S. Bancorp	45,088	1,450,030	0.4%
Wells Fargo & Company	124,198	4,153,181	1.1%
OTHER SECURITIES		39,622,623	10.0%

		60,779,027

19

John Hancock Variable Insurance Trust

SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS (continued)
Health Care - 10.9%
Abbott Laboratories	37,061	$2,389,323	0.6%
Amgen, Inc.	18,681	1,364,460	0.4%
Bristol-Myers Squibb Company	39,767	1,429,624	0.4%
Johnson & Johnson	64,673	4,369,308	1.1%
Merck & Company, Inc.	71,734	2,994,895	0.8%
Pfizer, Inc.	177,647	4,085,881	1.0%
UnitedHealth Group, Inc.	24,585	1,438,223	0.4%
OTHER SECURITIES		24,716,435	6.3%

		42,788,149
Industrials - 10.2%
3M Company	16,348	1,464,781	0.4%
General Electric Company	249,332	5,196,079	1.3%
United Parcel Service, Inc., Class B	22,553	1,776,274	0.5%
United Technologies Corp.	21,438	1,619,212	0.4%
OTHER SECURITIES		30,033,572	7.7%

		40,089,918
Information Technology - 18.8%
Apple, Inc. (I)	21,967	12,828,728	3.3%
Cisco Systems, Inc.	126,854	2,178,083	0.6%
Facebook, Inc., Class A (I)(L)	50,255	1,563,936	0.4%
Google, Inc., Class A (I)	7,660	4,443,336	1.1%
Intel Corp.	117,637	3,135,026	0.8%
International
Business Machines Corp.	27,299	5,339,138	1.4%
Microsoft Corp.	197,746	6,049,050	1.5%
Oracle Corp.	118,873	3,530,528	0.9%
QUALCOMM, Inc.	39,890	2,221,075	0.6%
Visa, Inc., Class A	19,155	2,368,133	0.6%
OTHER SECURITIES		30,407,379	7.7%

		74,064,412
Materials - 3.8%		14,860,348	3.8%
Telecommunication Services - 2.8%
AT&T, Inc.	139,609	4,978,457	1.3%
Verizon Communications, Inc.	66,839	2,970,325	0.8%
OTHER SECURITIES		2,956,252	0.8%

		10,905,034
Utilities - 3.4%		13,498,053	3.4%

TOTAL COMMON STOCKS (Cost $316,177,492)		$386,690,938

CORPORATE BONDS - 0.0%
Financials - 0.0%		$2,438	0.0%

TOTAL CORPORATE BONDS (Cost $2,060)		$2,438

Rights 0.0%		11,373	0.0%

TOTAL RIGHTS (Cost $25,528)		$11,373

Warrants 0.0%		18	0.0%

TOTAL WARRANTS (Cost $0)		$18

SECURITIES LENDING COLLATERAL - 5.8%
Securities Lending Collateral - 5.8%
John Hancock Collateral
Investment Trust,
0.3542% (W)(Y)	2,260,882	22,625,998	5.8%

TOTAL SECURITIES LENDING
COLLATERAL (Cost $22,625,959)		$22,625,998

SHORT-TERM INVESTMENTS - 1.6%
Repurchase Agreement - 1.6%
Repurchase Agreement with State
Street Corp. dated 06/29/2012 at
0.010% to be repurchased at
$6,399,005 on 07/02/2012,
collateralized by $4,665,000
U.S. Treasury Bonds, 4.625% due
02/15/2040 (valued at $6,532,297,
including interest)	$6,399,000	$6,399,000	1.6%

TOTAL SHORT-TERM
INVESTMENTS (Cost $6,399,000)		$6,399,000

Total Investments (Total Stock Market Index Trust)
(Cost $345,230,039) - 105.6%		$415,729,765	105.6%
Other Assets And Liabilities, Net - (5.6%)		(22,043,278)	(5.6)%

TOTAL NET ASSETS - 100.0%		$393,686,487	100.0%

Footnotes

Percentages are based upon net assets.

Key to Security Abbreviations and Legend

ADR	- American Depositary Receipts
TBA	- To Be Announced
(A)	The subadviser is an affiliate of the adviser.
(C)	Security purchased on a when-issued or delayed delivery basis.
(G)	The Portfolio’s sub-adviser is shown parenthetically.
(I)	Non-income producing security.
(L)	All or a portion of the security is on loan as of June 30, 2012.
(P)	Variable rate obligation. Securities reset coupon rates periodically. The coupon rate shown represents the rate at period end.
(W)	Investment is an affiliate of the Portfolio, the adviser and/or subadviser. Also, it represents the investment of securities lending collateral received.
(Y)	The rate shown is the annualized seven-day yield as of June 30, 2012.
(2)	Manulife Asset Management (North America) Limited is doing business as John Hancock Asset Management.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

20

John Hancock Variable Insurance Trust

Summary Portfolio of Investments — June 30, 2012 (showing percentage of total net assets)

Certain Portfolios had the following sector distribution as a percentage of total net assets on 6-30-12:

International Equity Index Trust A
Financials	23.2%
Energy	10.9%
Materials	10.6%
Industrials	10.1%
Consumer Staples	9.9%
Consumer Discretionary	8.9%
Health Care	6.8%
Information Technology	6.4%
Telecommunication Services	5.9%
Utilities	3.8%
Short-Term Investments & Other	3.5%

International Equity Index Trust B
Financials	23.3%
Energy	10.8%
Materials	10.6%
Industrials	10.4%
Consumer Staples	10.0%
Consumer Discretionary	8.9%
Health Care	6.9%
Information Technology	6.3%
Telecommunication Services	5.9%
Utilities	3.7%
Short-Term Investments & Other	3.2%

International Index Trust
Financials	21.5%
Industrials	11.9%
Consumer Staples	11.3%
Consumer Discretionary	10.1%
Health Care	9.6%
Materials	9.2%
Energy	8.0%
Telecommunication Services	5.3%
Information Technology	4.3%
Utilities	4.1%
Short-Term Investments & Other	4.7%

The Portfolio below had the following country concentration as a percentage of total net assets on 6-30-12:

Strategic Equity Allocation Trust
United States	74.8%
Japan	5.3%
United Kingdom	4.9%
Switzerland	2.5%
Australia	2.1%
France	2.1%
Germany	1.9%
Netherlands	1.2%
Sweden	0.7%
Hong Kong	0.7%
Other Countries	3.8%

21

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of Assets and Liabilities — June 30, 2012 (Unaudited)

Assets	500 Index Trust	500 Index Trust B	Core Strategy Trust	International Equity Index Trust A
Investments in unaffiliated issuers, at value	$1,737,267,894	$870,832,742	—	$270,142,731
Investments in affiliated issuers, at value	132,204,374	18,431,658	$711,985,706	16,301,198
Repurchase agreements, at value	14,050,000	9,751,000	—	—
Total investments, at value	1,883,522,268	899,015,400	711,985,706	286,443,929
Cash	857	462	—	—
Foreign currency, at value	—	—	—	4,967,317
Cash held at broker for futures contracts	1,340,000	1,620,000	—	561,549
Receivable for investments sold	1,544,567	774,208	614,126	5,996
Receivable for fund shares sold	1,226,152	687,983	18,546	225,634
Dividends and interest receivable	2,257,364	1,131,278	—	1,156,330
Receivable for securities lending income	41,999	8,762	—	25,881
Receivable for futures variation margin	469,288	332,687	—	438,733
Receivable due from adviser	—	14,519	—	—
Other assets	7,597	1,090	849	370
Total assets	1,890,410,092	903,586,389	712,619,227	293,825,739

Liabilities
Payable for investments purchased	2,949,621	1,478,536	—	13,812
Payable for fund shares repurchased	8,497,057	—	621,679	1,307,786
Payable upon return of securities loaned	132,216,064	18,443,125	—	16,249,915
Payable to affiliates
Accounting and legal services fees	18,433	9,911	7,541	2,876
Trustees’ fees	1,999	603	517	294
Other liabilities and accrued expenses	125,482	37,798	47,739	50,611
Total liabilities	143,808,656	19,969,973	677,476	17,625,294

Net assets
Paid-in capital	$1,121,659,891	$803,829,169	$647,378,065	$248,035,799
Undistributed net investment income (loss)	59,059,735	11,865,812	(1,099,724)	5,093,139
Accumulated undistributed net realized gain (loss) on investments	69,952,734	(55,020,930)	(33,777,891)	2,158,794
Net unrealized appreciation (depreciation) on investments	495,929,076	122,942,365	99,441,301	20,912,713
Net assets	$1,746,601,436	$883,616,416	$711,941,751	$276,200,445
Investments in unaffiliated issuers, including repurchase agreements, at cost	$1,255,634,500	$757,948,742	—	$249,648,473
Investments in affiliated issuers, at cost	$132,202,430	$18,431,851	$612,544,405	$16,301,219
Foreign currency, at cost	—	—	—	$4,984,633
Securities loaned, unaffiliated issuers, at value	$129,182,058	$17,992,094	—	$15,500,169

Net asset value per share
The Portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Series I
Net assets	$1,139,174,230	—	$204,068	$235,732,024
Shares outstanding	95,014,316	—	15,537	25,605,078
Net asset value, offering price and redemption price per share	$11.99	—	$13.13	$9.21
Series II
Net assets	$49,478,071	—	$669,903,711	$28,526,674
Shares outstanding	4,144,349	—	50,875,014	3,098,312
Net asset value, offering price and redemption price per share	$11.94	—	$13.17	$9.21
Series NAV
Net assets	$557,949,135	$883,616,416	$41,833,972	$11,941,747
Shares outstanding	47,228,826	51,413,093	3,182,868	1,299,672
Net asset value, offering price and redemption price per share	$11.81	$17.19	$13.14	$9.19

22

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of Assets and Liabilities — June 30, 2012 (Unaudited)

Assets	International Equity Index Trust B	International Index Trust	Mid Cap Index Trust	Small Cap Index Trust
Investments in unaffiliated issuers, at value	$272,366,297	$191,261,753	$599,163,742	$318,825,722
Investments in affiliated issuers, at value	18,738,991	3,945,633	154,584,418	90,379,486
Repurchase agreements, at value	—	4,341,000	8,029,000	5,729,000
Total investments, at value	291,105,288	199,548,386	761,777,160	414,934,208
Cash	—	942	49	666
Foreign currency, at value	5,232,935	1,535,750	—	—
Cash held at broker for futures contracts	592,181	550,000	1,346,000	687,100
Receivable for investments sold	5,858	4,821	5,736,553	484,614
Receivable for fund shares sold	—	—	102,131	7,917
Dividends and interest receivable	1,162,102	2,682,256	583,347	380,290
Receivable for securities lending income	26,959	16,630	76,949	78,701
Receivable for futures variation margin	403,819	345,939	457,378	216,200
Receivable due from adviser	4,526	—	—	—
Other assets	354	2,452	1,350	874
Total assets	298,534,022	204,687,176	770,080,917	416,790,570

Liabilities
Payable for investments purchased	10,237	—	—	—
Payable for fund shares repurchased	217,024	—	2,503,818	1,713,355
Payable upon return of securities loaned	18,732,514	3,977,520	154,528,947	90,334,443
Payable to affiliates
Accounting and legal services fees	2,909	2,066	6,485	3,375
Trustees’ fees	208	854	392	206
Other liabilities and accrued expenses	51,337	45,069	46,972	37,735
Total liabilities	19,014,229	4,025,509	157,086,614	92,089,114

Net assets
Paid-in capital	$273,400,678	$91,296,940	$367,467,108	$183,344,430
Undistributed net investment income (loss)	5,357,266	22,656,144	7,082,105	5,805,469
Accumulated undistributed net realized gain (loss) on investments	(13,401,799)	90,705,163	80,576,374	58,895,847
Net unrealized appreciation (depreciation) on investments	14,163,648	(3,996,580)	157,868,716	76,655,710
Net assets	$279,519,793	$200,661,667	$612,994,303	$324,701,456
Investments in unaffiliated issuers, including repurchase agreements, at cost	$258,500,217	$200,111,939	$449,618,304	$248,157,716
Investments in affiliated issuers, at cost	$18,738,920	$3,945,504	$154,586,135	$90,384,417
Foreign currency, at cost	$5,337,561	$1,537,540	—	—
Securities loaned, unaffiliated issuers, at value	$17,876,776	$3,766,728	$150,754,039	$87,776,187

Net asset value per share
The Portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Series I
Net assets	—	—	$438,163,366	$201,729,270
Shares outstanding	—	—	24,288,320	14,167,719
Net asset value, offering price and redemption price per share	—	—	$18.04	$14.24
Series II
Net assets	—	—	$75,991,475	$60,588,187
Shares outstanding	—	—	4,225,904	4,270,084
Net asset value, offering price and redemption price per share	—	—	$17.98	$14.19
Series NAV
Net assets	$279,519,793	$200,661,667	$98,839,462	$62,383,999
Shares outstanding	20,552,546	13,310,249	5,478,503	4,378,574
Net asset value, offering price and redemption price per share	$13.60	$15.08	$18.04	$14.25

23

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of Assets and Liabilities — June 30, 2012 (Unaudited)

Assets	Strategic Equity Allocation Trust	Total Bond Market Trust A	Total Bond Market Trust B	Total Stock Market Index Trust
Investments in unaffiliated issuers, at value	$7,152,099,130	$691,665,383	$161,133,948	$386,704,767
Investments in affiliated issuers, at value	373,346,321	—	—	22,625,998
Repurchase agreements, at value	29,595,000	—	—	6,399,000
Total investments, at value	7,555,040,451	691,665,383	161,133,948	415,729,765
Cash	13,923,725	—	—	275
Foreign currency, at value	3,580,747	—	—	—
Cash held at broker for futures contracts	18,450,000	—	—	850,000
Receivable for investments sold	9,438,608	—	200,007	39,172
Receivable for fund shares sold	—	647,360	—	53,091
Dividends and interest receivable	12,730,646	4,597,267	1,440,588	515,550
Receivable for securities lending income	379,607	—	—	18,940
Receivable for futures variation margin	5,316,933	—	—	199,960
Receivable due from adviser	—	—	2,999	—
Other assets	19,657	1,948	209	471
Total assets	7,618,880,374	696,911,958	162,777,751	417,407,224

Liabilities
Payable for investments purchased	21,629,151	6,575,625	1,060,469	—
Payable for fund shares repurchased	—	3,261,248	3,082	1,052,884
Payable upon return of securities loaned	373,392,262	—	—	22,627,085
Payable to affiliates
Accounting and legal services fees	92,236	7,433	1,844	4,143
Trustees’ fees	21,469	340	106	272
Other liabilities and accrued expenses	157,094	57,244	28,377	36,353
Total liabilities	395,292,212	9,901,890	1,093,878	23,720,737

Net assets
Paid-in capital	$7,282,683,465	$552,067,032	$146,180,030	$321,315,733
Undistributed net investment income (loss)	41,154,467	25,350,780	4,005,476	4,950,960
Accumulated undistributed net realized gain (loss) on investments	(7,282,336)	56,842,663	(3,374,637)	(3,284,114)
Net unrealized appreciation (depreciation) on investments	(92,967,434)	52,749,593	14,873,004	70,703,908
Net assets	$7,223,588,162	$687,010,068	$161,683,873	$393,686,487
Investments in unaffiliated issuers, including repurchase agreements, at cost	$7,281,688,936	$638,915,790	$146,260,944	$322,604,080
Investments in affiliated issuers, at cost	$373,346,841	—	—	$22,625,959
Foreign currency, at cost	$3,558,900	—	—	—
Securities loaned, unaffiliated issuers, at value	$362,302,221	—	—	$22,043,884

Net asset value per share
The Portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Series I
Net assets	—	$115,043,201	—	$287,781,786
Shares outstanding	—	7,887,599	—	22,796,560
Net asset value, offering price and redemption price per share	—	$14.59	—	$12.62
Series II
Net assets	—	$135,802,602	—	$41,092,772
Shares outstanding	—	9,293,371	—	3,265,727
Net asset value, offering price and redemption price per share	—	$14.61	—	$12.58
Series NAV
Net assets	$7,223,588,162	$436,164,265	$161,683,873	$64,811,929
Shares outstanding	582,777,313	29,841,720	15,084,871	5,134,908
Net asset value, offering price and redemption price per share	$12.40	$14.62	$10.72	$12.62

24

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of Operations — June 30, 2012 (Unaudited)

Investment income	500 Index Trust	500 Index Trust B	Core Strategy Trust	International Equity Index Trust A
Dividends	$46,859,772	$9,462,358	—	$6,455,219
Interest	2,441	976	—	10,678
Securities lending	406,086	59,746	—	192,191
Less foreign taxes withheld	—	—	—	(558,773)
Total investment income	47,268,299	9,523,080	—	6,099,315

Expenses
Investment management fees	10,050,956	2,070,109	$166,847	767,293
Series I distribution and service fees	280,941	—	32	61,203
Series II distribution and service fees	64,750	—	841,268	37,969
Accounting and legal services fees	304,396	60,519	47,869	19,366
Professional fees	36,020	20,169	17,836	26,235
Printing and postage	34,678	9,438	6,236	2,718
Custodian fees	5,967	5,967	6,003	29,759
Trustees’ fees	41,827	9,104	7,318	2,750
Registration and filing fees	1,888	1,900	2,061	1,739
Other	40,112	7,651	4,254	3,855
Total expenses before reductions and amounts recaptured	10,861,535	2,184,857	1,099,724	952,887
Net expense reductions and amounts recaptured	(79,195)	(1,071,859)	—	(4,714)
Total expenses	10,782,340	1,112,998	—	948,173
Net investment income (loss)	36,485,959	8,410,082	(1,099,724)	5,151,142

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated issuers	1,281,400,161	5,097,579	—	845,055
Investments in affiliated issuers	48,743	(3,248)	1,497,616	(1,053)
Futures contracts	5,532,019	629,911	—	(321,735)
Foreign currency transactions	—	—	—	(512,306)
	1,286,980,923	5,724,242	1,497,616	9,961

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	(757,275,622)	65,066,418	(391,899)	2,750,401
Investments in affiliated issuers	(27,020)	(2,632)	39,829,327	(723)
Futures contracts	(1,149,321)	248,694	—	424,834
Translation of assets and liabilities in foreign currencies	—	—	—	401,851
	(758,451,963)	65,312,480	39,437,428	3,576,363
Net realized and unrealized gain (loss)	528,528,960	71,036,722	40,935,044	3,586,324

Increase (decrease) in net assets from operations	$565,014,919	$79,446,804	$39,835,320	$8,737,466

25

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of Operations — June 30, 2012 (Unaudited)

Investment income	International Equity Index Trust B	International Index Trust	Mid Cap Index Trust	Small Cap Index Trust
Dividends	$6,450,954	$25,643,251	$6,703,067	$4,514,675
Interest	6,041	6,083	1,546	479
Securities lending	227,348	669,354	462,558	759,265
Less foreign taxes withheld	(557,390)	(1,630,503)	—	(3,855)
Total investment income	6,126,953	24,688,185	7,167,171	5,270,564

Expenses
Investment management fees	770,858	3,055,377	2,222,487	1,310,891
Series I distribution and service fees	—	—	111,645	51,018
Series II distribution and service fees	—	—	100,265	77,476
Accounting and legal services fees	19,353	90,096	64,841	37,857
Professional fees	25,264	24,950	20,668	19,441
Printing and postage	2,678	17,023	10,282	5,950
Custodian fees	29,759	13,467	5,967	5,967
Trustees’ fees	2,889	12,175	9,203	5,250
Registration and filing fees	2,030	1,686	1,965	1,871
Other	3,444	15,269	13,662	6,229
Total expenses before reductions and amounts recaptured	856,275	3,230,043	2,560,985	1,521,950
Net expense reductions and amounts recaptured	(368,141)	(24,178)	(65,450)	(22,410)
Total expenses	488,134	3,205,865	2,495,535	1,499,540
Net investment income (loss)	5,638,819	21,482,320	4,671,636	3,771,024

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated issuers	(2,115,732)	185,867,946	55,881,522	153,237,872
Investments in affiliated issuers	1,660	3,645	51,231	51,210
Futures contracts	(46,193)	(1,063,267)	574,088	845,800
Foreign currency transactions	(365,840)	285,792	—	(1,081)
	(2,526,105)	185,094,116	56,506,841	154,133,801

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	5,231,888	(92,334,702)	36,855,085	(102,856,898)
Investments in affiliated issuers	(897)	(2,366)	(30,093)	(29,977)
Futures contracts	379,788	1,348,678	(80,109)	159,595
Translation of assets and liabilities in foreign currencies	255,053	(107,236)	—	1,620
	5,865,832	(91,095,626)	36,744,883	(102,725,660)
Net realized and unrealized gain (loss)	3,339,727	93,998,490	93,251,724	51,408,141

Increase (decrease) in net assets from operations	$8,978,546	$115,480,810	$97,923,360	$55,179,165

26

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of Operations — June 30, 2012 (Unaudited)

Investment income	Strategic Equity Allocation Trust[1]	Total Bond Market Trust A	Total Bond Market Trust B	Total Stock Market Index Trust
Dividends	$49,542,706	—	—	$4,074,951
Interest	4,265	$19,541,334	$3,046,951	432
Securities lending	1,720,743	9,855	422	166,619
Less foreign taxes withheld	(2,609,763)	(575)	(65)	(459)
Total investment income	48,657,951	19,550,614	3,047,308	4,241,543

Expenses
Investment management fees	9,873,899	2,809,468	373,869	948,790
Series I distribution and service fees	—	26,102	—	70,707
Series II distribution and service fees	—	147,059	—	52,456
Accounting and legal services fees	204,806	82,381	10,914	26,270
Professional fees	35,377	24,981	19,785	17,147
Printing and postage	50,164	15,671	1,780	3,433
Custodian fees	16,673	5,967	262	5,967
Trustees’ fees	54,024	11,524	1,649	4,006
Registration and filing fees	17,664	2,171	1,849	1,872
Other	41,220	10,825	2,229	4,702
Total expenses before reductions and amounts recaptured	10,293,827	3,136,149	412,337	1,135,350
Net expense reductions and amounts recaptured	(2,790,343)	(21,125)	(212,357)	(6,332)
Total expenses	7,503,484	3,115,024	199,980	1,129,018
Net investment income (loss)	41,154,467	16,435,590	2,847,328	3,112,525

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated issuers	(1,707,375)	64,062,536	464,598	3,123,666
Investments in affiliated issuers	(30,575)	7,100	943	5,318
Futures contracts	(4,968,569)	—	—	235,459
Swap contracts	—	(137,697)	—	—
Foreign currency transactions	(575,817)	—	—	—
	(7,282,336)	63,931,939	465,541	3,364,443

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	(99,994,806)	(57,410,490)	675,584	25,557,533
Investments in affiliated issuers	(520)	(2,295)	(511)	(3,399)
Futures contracts	6,993,001	—	—	226,314
Translation of assets and liabilities in foreign currencies	34,891	—	—	—
	(92,967,434)	(57,412,785)	675,073	25,780,448
Net realized and unrealized gain (loss)	(100,249,770)	6,519,154	1,140,614	29,144,891

Increase (decrease) in net assets from operations	($59,095,303)	$22,954,744	$3,987,942	$32,257,416

1	Period from 4-16-12 (commencement of operations) to 6-30-12.

27

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of Changes in Net Assets

	500 Index Trust		500 Index Trust B		Core Strategy Trust
Increase (decrease) in net assets	Six months ended 6/30/12 (Unaudited)	Year ended 12/31/11	Six months ended 6/30/12 (Unaudited)	Year ended 12/31/11	Six months ended 6/30/12 (Unaudited)	Year ended 12/31/11
From operations
Net investment income (loss)	$36,485,959	$102,083,905	$8,410,082	$16,299,504	($1,099,724)	$14,127,913
Net realized gain (loss)	1,286,980,923	56,880,332	5,724,242	3,993,333	1,497,616	9,952,455
Change in net unrealized appreciation (depreciation)	(758,451,963)	(42,339,668)	65,312,480	(2,793,659)	39,437,428	(24,689,212)
Increase (decrease) in net assets resulting from operations	565,014,919	116,624,569	79,446,804	17,499,178	39,835,320	(608,844)
Distributions to shareholders
From net investment income
Series I	—	(16,165,289)	—	—	—	(2,809)
Series II	—	(675,068)	—	—	—	(13,378,923)
Series NAV	—	(80,950,734)	—	(15,416,904)	—	(746,714)
From net realized gain
Series I	—	(2,566,308)	—	—	—	(8)
Series II	—	(123,243)	—	—	—	(44,218)
Series NAV	—	(12,774,578)	—	—	—	(2,197)
Total distributions	—	(113,255,220)	—	(15,416,904)	—	(14,174,869)
From Portfolio share transactions	(4,857,604,570)	(262,146,167)	(41,198,071)	(42,838,521)	(13,621,550)	889,244
Total increase (decrease)	(4,292,589,651)	(258,776,818)	38,248,733	(40,756,247)	26,213,770	(13,894,469)

Net assets
Beginning of period	6,039,191,087	6,297,967,905	845,367,683	886,123,930	685,727,981	699,622,450
End of period	$1,746,601,436	$6,039,191,087	$883,616,416	$845,367,683	$711,941,751	$685,727,981

Undistributed net investment income (loss)	$59,059,735	$22,573,776	$11,865,812	$3,455,730	($1,099,724)	—

	International Equity Index Trust A		International Equity Index Trust B		International Index Trust
Increase (decrease) in net assets	Six months ended 6/30/12 (Unaudited)	Year ended 12/31/11	Six months ended 6/30/12 (Unaudited)	Year ended 12/31/11	Six months ended 6/30/12 (Unaudited)	Year ended 12/31/11
From operations
Net investment income (loss)	$5,151,142	$8,025,081	$5,638,819	$9,293,144	$21,482,320	$62,870,683
Net realized gain (loss)	9,961	5,687,584	(2,526,105)	(1,594,422)	185,094,116	7,419,788
Change in net unrealized appreciation (depreciation)	3,576,363	(60,686,602)	5,865,832	(51,400,601)	(91,095,626)	(330,997,589)
Increase (decrease) in net assets resulting from operations	8,737,466	(46,973,937)	8,978,546	(43,701,879)	115,480,810	(260,707,118)
Distributions to shareholders
From net investment income
Series I	—	(8,554,852)	—	—	—	—
Series II	—	(1,025,837)	—	—	—	—
Series NAV	—	(411,514)	—	(10,699,078)	—	(64,135,165)
From net realized gain
Series I	—	(6,360,119)	—	—	—	—
Series II	—	(838,952)	—	—	—	—
Series NAV	—	(292,437)	—	—	—	(22,185,180)
Total distributions	—	(17,483,711)	—	(10,699,078)	—	(86,320,345)
From Portfolio share transactions	(7,701,651)	(13,835,232)	(2,531,522)	(32,583,342)	(1,868,550,330)	147,811,511
Total increase (decrease)	1,035,815	(78,292,880)	6,447,024	(86,984,299)	(1,753,069,520)	(199,215,952)

Net assets
Beginning of period	275,164,630	353,457,510	273,072,769	360,057,068	1,953,731,187	2,152,947,139
End of period	$276,200,445	$275,164,630	$279,519,793	$273,072,769	$200,661,667	$1,953,731,187

Undistributed net investment income (loss)	$5,093,139	($58,003)	$5,357,266	($281,553)	$22,656,144	$1,173,824

28

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of Changes in Net Assets

	Mid Cap Index Trust		Small Cap Index Trust		Strategic Equity Allocation Trust
Increase (decrease) in net assets	Six months ended 6/30/12 (Unaudited)	Year ended 12/31/11	Six months ended 6/30/12 (Unaudited)	Year ended 12/31/11	Period ended 6/30/12[1] (Unaudited)
From operations
Net investment income (loss)	$4,671,636	$11,944,085	$3,771,024	$5,928,895	$41,154,467
Net realized gain (loss)	56,506,841	58,020,416	154,133,801	60,208,901	(7,282,336)
Change in net unrealized appreciation (depreciation)	36,744,883	(89,506,257)	(102,725,660)	(92,162,268)	(92,967,434)
Increase (decrease) in net assets resulting from operations	97,923,360	(19,541,756)	55,179,165	(26,024,472)	(59,095,303)
Distributions to shareholders
From net investment income
Series I	—	(2,964,352)	—	(2,354,672)	—
Series II	—	(393,782)	—	(613,410)	—
Series NAV	—	(4,786,574)	—	(5,525,280)	—
From net realized gain
Series I	—	(11,051,365)	—	(870,325)	—
Series II	—	(2,037,242)	—	(276,002)	—
Series NAV	—	(16,546,023)	—	(1,989,645)	—
Total distributions	—	(37,779,338)	—	(11,629,334)	—
From Portfolio share transactions	(599,868,540)	(38,376,660)	(414,484,628)	(51,421,187)	7,282,683,465
Total increase (decrease)	(501,945,180)	(95,697,754)	(359,305,463)	(89,074,993)	7,223,588,162

Net assets
Beginning of period	1,114,939,483	1,210,637,237	684,006,919	773,081,912	—
End of period	$612,994,303	$1,114,939,483	$324,701,456	$684,006,919	$7,223,588,162

Undistributed net investment income (loss)	$7,082,105	$2,410,469	$5,805,469	$2,034,445	$41,154,467

	Total Bond Market Trust A		Total Bond Market Trust B		Total Stock Market Index Trust
Increase (decrease) in net assets	Six months ended 6/30/12 (Unaudited)	Year ended 12/31/11	Six months ended 6/30/12 (Unaudited)	Year ended 12/31/11	Six months ended 6/30/12 (Unaudited)	Year ended 12/31/11
From operations
Net investment income (loss)	$16,435,590	$46,120,787	$2,847,328	$6,299,236	$3,112,525	$6,120,000
Net realized gain (loss)	63,931,939	3,750,988	465,541	1,100,419	3,364,443	2,651,508
Change in net unrealized appreciation (depreciation)	(57,412,785)	56,830,250	675,073	4,392,547	25,780,448	(7,312,554)
Increase (decrease) in net assets resulting from operations	22,954,744	106,702,025	3,987,942	11,792,202	32,257,416	1,458,954
Distributions to shareholders
From net investment income
Series I	—	(3,025,089)	—	—	—	(3,350,455)
Series II	—	(3,566,707)	—	—	—	(444,517)
Series NAV	—	(44,639,324)	—	(6,938,524)	—	(839,979)
Total distributions	—	(51,231,120)	—	(6,938,524)	—	(4,634,951)
From Portfolio share transactions	(906,402,484)	40,687,483	(4,175,449)	(8,446,277)	(2,140,807)	(22,887,749)
Total increase (decrease)	(883,447,740)	96,158,388	(187,507)	(3,592,599)	30,116,609	(26,063,746)

Net assets
Beginning of period	1,570,457,808	1,474,299,420	161,871,380	165,463,979	363,569,878	389,633,624
End of period	$687,010,068	$1,570,457,808	$161,683,873	$161,871,380	$393,686,487	$363,569,878

Undistributed net investment income (loss)	$25,350,780	$8,915,190	$4,005,476	$1,158,148	$4,950,960	$1,838,435

1	Period from 4-16-12 (commencement of operations) to 6-30-12.

29

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Financial Highlights

Per share operating performance for a share outstanding throughout the period															Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)		Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From capital paid-in ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)		Expenses before reductions and amounts recaptured (%)		Expenses including reductions and amounts recaptured (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)		Portfolio turnover (%)
500 Index Trust
SERIES I
06-30-2012[1]	10.98	0.10	[2]	0.91	1.01	—	—	—	—	11.99	9.20	[3,4]	0.53	[5]	0.53	[5]	1.64	[5]	1,139		1
12-31-2011	11.01	0.18	[2]	(0.01)	0.17	(0.17)	(0.03)	—	(0.20)	10.98	1.57	[3]	0.53		0.53		1.58		1,045		4
12-31-2010	9.74	0.15	[2]	1.27	1.42	(0.15)	—	—	(0.15)	11.01	14.58	[3]	0.53		0.53		1.52		1,089		5
12-31-2009	7.87	0.15	[2]	1.87	2.02	(0.15)	—	—	(0.15)	9.74	25.74	[3]	0.54		0.54		1.84		986		3
12-31-2008	12.64	0.19	[2]	(4.88)	(4.69)	(0.08)	—	—	(0.08)	7.87	(37.21)[3]		0.54		0.54		1.78		795		4
12-31-2007	12.33	0.18	[2]	0.42	0.60	(0.29)	—	—	(0.29)	12.64	4.90	[3]	0.54		0.54		1.44		1,317		5
SERIES II
06-30-2012[1]	10.94	0.08	[2]	0.92	1.00	—	—	—	—	11.94	9.14	[3,4]	0.73	[5]	0.73	[5]	1.44	[5]	49		1
12-31-2011	10.97	0.15	[2]	— [6]	0.15	(0.15)	(0.03)	—	(0.18)	10.94	1.37	[3]	0.73		0.73		1.38		50		4
12-31-2010	9.71	0.13	[2]	1.25	1.38	(0.12)	—	—	(0.12)	10.97	14.28	[3]	0.73		0.73		1.32		57		5
12-31-2009	7.84	0.14	[2]	1.86	2.00	(0.13)	—	—	(0.13)	9.71	25.59	[3]	0.74		0.74		1.64		56		3
12-31-2008	12.59	0.17	[2]	(4.87)	(4.70)	(0.05)	—	—	(0.05)	7.84	(37.40)[3]		0.74		0.74		1.57		49		4
12-31-2007	12.26	0.16	[2]	0.41	0.57	(0.24)	—	—	(0.24)	12.59	4.73	[3]	0.74		0.74		1.24		95		5
SERIES NAV
06-30-2012[1]	10.82	0.10	[2]	0.89	0.99	—	—	—	—	11.81	9.15	[3,4]	0.48	[5]	0.48	[5]	1.69	[5]	558		1
12-31-2011	10.85	0.18	[2]	— [6]	0.18	(0.18)	(0.03)	—	(0.21)	10.82	1.65	[3]	0.48		0.48		1.64		4,944		4
12-31-2010	9.60	0.16	[2]	1.24	1.40	(0.15)	—	—	(0.15)	10.85	14.64	[3]	0.48		0.48		1.58		5,152		5
12-31-2009	7.75	0.15	[2]	1.85	2.00	(0.15)	—	—	(0.15)	9.60	25.94	[3]	0.49		0.49		1.88		4,440		3
12-31-2008	12.47	0.20	[2]	(4.84)	(4.64)	(0.08)	—	—	(0.08)	7.75	(37.26)[3]		0.49		0.49		2.22		3,210		4
12-31-2007	12.16	0.19	[2]	0.42	0.61	(0.30)	—	—	(0.30)	12.47	5.03	[3]	0.49		0.49		1.53		370		5
1. Six months ended 6-30-12. Unaudited. 2. Based on the average daily shares outstanding. 3. Total returns would have been lower had certain expenses not been reduced during the periods shown. 4. Not annualized. 5. Annualized. 6. Less than $0.005 per share.

500 Index Trust B
SERIES NAV
06-30-2012[1]	15.71	0.16	[2]	1.32	1.48	—	—	—	—	17.19	9.42	[3,4]	0.49	[5]	0.25	[5]	1.89	[5]	884		2
12-31-2011	15.71	0.30	[2]	(0.01)	0.29	(0.29)	—	—	(0.29)	15.71	1.87	[3]	0.49		0.25		1.86		845		4
12-31-2010	13.91	0.25	[2]	1.81	2.06	(0.26)	—	—	(0.26)	15.71	14.86	[3]	0.49		0.25		1.77		886		10
12-31-2009	11.24	0.25	[2]	2.69	2.94	(0.27)	—	—	(0.27)	13.91	26.35	[3]	0.49		0.25		2.15		816		8
12-31-2008	18.51	0.32	[2]	(7.15)	(6.83)	(0.34)	(0.10)	—	(0.44)	11.24	(37.19)[3]		0.50		0.25		2.05		698		7
12-31-2007	18.13	0.32	[2]	0.62	0.94	(0.56)	—	—	(0.56)	18.51	5.25	[3]	0.49		0.25		1.72		1,215		13
1. Six months ended 6-30-12. Unaudited. 2. Based on the average daily shares outstanding. 3. Total returns would have been lower had certain expenses not been reduced during the periods shown. 4. Not annualized. 5. Annualized.

Core Strategy Trust
SERIES I
06-30-2012[1]	12.40	(0.01)[2,3]		0.74	0.73	—	—	—	—	13.13	5.89	[4,5]	0.12	[6,7]	0.12	[6,7]	(0.06)[3,5]		—	[8]	2
12-31-2011	12.66	0.42	[2,3]	(0.39)	0.03	(0.29)	— [9]	—	(0.29)	12.40	0.21	[4]	0.12	[7]	0.11	[7]	3.34	[3]	—	[8]	8
12-31-2010	11.51	0.12	[2,3]	1.31	1.43	(0.25)	(0.03)	—	(0.28)	12.66	12.42	[4]	0.13	[7]	0.07	[7]	0.98	[3]	—	[8]	15
12-31-2009	9.67	0.18	[2,3]	1.92	2.10	(0.18)	(0.08)	—	(0.26)	11.51	21.87	[4]	0.13	[7]	0.07	[7]	1.80	[3]	—	[8]	22
12-31-2008[10]	13.09	0.14	[2,3]	(3.40)	(3.26)	(0.15)	(0.01)	—	(0.16)	9.67	(24.84)[4,5]		0.15	[6,7]	0.07	[6,7]	1.79	[3,6]	—	[8]	5
SERIES II
06-30-2012[1]	12.44	(0.02)[2,3]		0.75	0.73	—	—	—	—	13.17	5.87	[4,5]	0.32	[6,7]	0.32	[6,7]	(0.16)[3,5]		670		2
12-31-2011	12.70	0.25	[2,3]	(0.25)	— [9]	(0.26)	— [9]	—	(0.26)	12.44	0.01	[4]	0.32	[7]	0.31	[7]	1.95	[3]	653		8
12-31-2010	11.55	0.23	[2,3]	1.18	1.41	(0.23)	(0.03)	—	(0.26)	12.70	12.17	[4]	0.33	[7]	0.27	[7]	1.94	[3]	680		15
12-31-2009	9.70	0.18	[2,3]	1.91	2.09	(0.16)	(0.08)	—	(0.24)	11.55	21.65	[4]	0.33	[7]	0.27	[7]	1.72	[3]	588		22
12-31-2008	13.39	0.15	[2,3]	(3.70)	(3.55)	(0.13)	(0.01)	—	(0.14)	9.70	(26.47)[4]		0.35	[7]	0.27	[7]	1.31	[3]	354		5
12-31-2007	13.37	0.45	[2,3]	0.42	0.87	(0.43)	(0.42)	—	(0.85)	13.39	6.55	[4]	0.33	[7]	0.27	[7]	3.23	[3]	337		2
SERIES NAV
06-30-2012[1]	12.40	—	[2,3,11]	0.74	0.74	—	—	—	—	13.14	5.97	[4,5]	0.07	[6,7]	0.07	[6,7]	(0.04)[3,5]		42		2
12-31-2011	12.67	0.35	[2,3]	(0.33)	0.02	(0.29)	— [9]	—	(0.29)	12.40	0.18	[4]	0.07	[7]	0.06	[7]	2.74	[3]	33		8
12-31-2010	11.51	0.32	[2,3]	1.13	1.45	(0.26)	(0.03)	—	(0.29)	12.67	12.56	[4]	0.08	[7]	0.02	[7]	2.69	[3]	19		15
12-31-2009	9.67	0.43	[2,3]	1.68	2.11	(0.19)	(0.08)	—	(0.27)	11.51	21.93	[4]	0.08	[7]	0.02	[7]	3.97	[3]	9		22
12-31-2008[10]	13.09	0.27	[2,3]	(3.52)	(3.25)	(0.16)	(0.01)	—	(0.17)	9.67	(24.82)[4,5]		0.10	[6,7]	0.02	[6,7]	3.85	[3,6]	—	[8]	5
1. Six months ended 6-30-12. Unaudited. 2. Based on the average daily shares outstanding. 3. Recognition of net investment income by the Portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the Portfolio invests. 4. Total returns would have been lower had certain expenses not been reduced during the periods shown. 5. Not annualized. 6. Annualized. 7. Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolios was as follows: 0.48% – 0.59%, 0.48% – 0.50%, 0.48% – 0.50%, 0.49% – 0.51%, 0.49% – 0.57%, and 0.49% – 0.55%, for the periods ended 6-30-12, 12-31-11, 12-31-10, 12-31-09, 12-31-08 and 12-31-07, respectively. 8. Less than $500,000. 9. Less than $0.005 per share. 10. The inception date for Series I and Series NAV shares is 4-28-08. 11. Less than ($0.005) per share.

30

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Financial Highlights

Per share operating performance for a share outstanding throughout the period																Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)		Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From capital paid-in ($)	Total distributions ($)	Net asset value, end of period ($)		Total return (%)		Expenses before reductions and amounts recaptured (%)		Expenses including reductions and amounts recaptured (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)	Portfolio turnover (%)
International Equity Index Trust A
SERIES I
06-30-2012[1]	8.92	0.17	[2]	0.12	0.29	—	—	—	—	9.21		3.25	[3,4]	0.64	[5]	0.64	[5]	3.61	[5]	236	2
12-31-2011	11.07	0.26	[2]	(1.82)	(1.56)	(0.34)	(0.25)	—	(0.59)	8.92		(14.24)[4]		0.63		0.62		2.49		234	3
12-31-2010	14.55	0.25	[2]	0.73	0.98	(0.25)	(4.21)	—	(4.46)	11.07		10.87	[4]	0.62		0.62		2.04		299	12
12-31-2009	11.94	0.31	[2]	4.16	4.47	(1.86)	—	—	(1.86)	14.55		37.86	[4]	0.62		0.62		2.30		220	223	[6]
12-31-2008	22.38	0.53	[2]	(10.42)	(9.89)	(0.40)	(0.15)	—	(0.55)	11.94		(44.52)[4]		0.62		0.62		2.93		159	9
12-31-2007	21.18	0.51	[2]	2.65	3.16	(0.89)	(1.07)	—	(1.96)	22.38	[7]	15.37	[4,7]	0.61		0.60		2.23		300	14
SERIES II
06-30-2012[1]	8.93	0.16	[2]	0.12	0.28	—	—	—	—	9.21		3.14	[3,4]	0.84	[5]	0.84	[5]	3.37	[5]	29	2
12-31-2011	11.08	0.24	[2]	(1.82)	(1.58)	(0.32)	(0.25)	—	(0.57)	8.93		(14.42)[4]		0.83		0.82		2.29		30	3
12-31-2010	14.55	0.22	[2]	0.74	0.96	(0.22)	(4.21)	—	(4.43)	11.08		10.72	[4]	0.82		0.82		1.86		43	12
12-31-2009	11.95	0.28	[2]	4.15	4.43	(1.83)	—	—	(1.83)	14.55		37.48	[4]	0.82		0.82		2.08		18	223	[6]
12-31-2008	22.36	0.50	[2]	(10.41)	(9.91)	(0.35)	(0.15)	—	(0.50)	11.95		(44.62)[4]		0.82		0.82		2.74		15	9
12-31-2007	21.14	0.46	[2]	2.64	3.10	(0.81)	(1.07)	—	(1.88)	22.36	[7]	15.11	[4,7]	0.81		0.80		2.04		35	14
SERIES NAV
06-30-2012[1]	8.90	0.17	[2]	0.12	0.29	—	—	—	—	9.19		3.26	[3,4]	0.59	[5]	0.59	[5]	3.66	[5]	12	2
12-31-2011	11.05	0.26	[2]	(1.82)	(1.56)	(0.34)	(0.25)	—	(0.59)	8.90		(14.21)[4]		0.58		0.57		2.48		11	3
12-31-2010[8]	14.57	0.15	[2]	0.81	0.96	(0.27)	(4.21)	—	(4.48)	11.05		10.78	[3,4]	0.57	[5]	0.57	[5]	2.04	[5]	12	12
1. Six months ended 6-30-12. Unaudited. 2. Based on the average daily shares outstanding. 3. Not annualized. 4. Total returns would have been lower had certain expenses not been reduced during the periods shown. 5. Annualized. 6. Includes the impact of Redemption in kind transactions which amounted to 21% of the Portfolio Turnover. 7. Payments from Affiliates increased the end of period net asset value by less than $0.01 for Series I and Series II and the total return by less than 0.01% for Series I and Series II . If the Affiliates had not made these payments, the end of period net asset value and total return would have been $22.38 and $22.36 and 15.37% and 15.11% for Series I and Series II, respectively. 8. The inception date for Series NAV shares is 5-3-10.

International Equity Index Trust B
SERIES NAV
06-30-2012[1]	13.17	0.27	[2]	0.16	0.43	—	—	—	—	13.60		3.26	[3,4]	0.60	[5]	0.34	[5]	3.93	[5]	280	3
12-31-2011	15.93	0.44	[2]	(2.67)	(2.23)	(0.53)	—	—	(0.53)	13.17		(13.99)[3]		0.58		0.34		2.86		273	3
12-31-2010	14.65	0.35	[2]	1.31	1.66	(0.38)	—	—	(0.38)	15.93		11.44	[3]	0.57		0.34		2.36		360	5
12-31-2009	11.16	0.35	[2]	3.86	4.21	(0.49)	(0.23)	—	(0.72)	14.65		38.80	[3]	0.58		0.34		2.85		347	33	[6]
12-31-2008	21.05	0.54	[2]	(9.79)	(9.25)	(0.48)	(0.16)	—	(0.64)	11.16		(44.36)[3]		0.58		0.34		3.18		304	12
12-31-2007	21.28	0.54	[2]	2.58	3.12	(1.13)	(2.22)	—	(3.35)	21.05		15.76	[3]	0.57		0.34		2.51		550	9
1. Six months ended 6-30-12. Unaudited. 2. Based on the average daily shares outstanding. 3. Total returns would have been lower had certain expenses not been reduced during the periods shown. 4. Not annualized. 5. Annualized. 6. Includes the impact of Redemption in kind transactions which amounted to 8% of the Portfolio Turnover.

International Index Trust
SERIES NAV
06-30-2012[1]	14.53	0.26	[2]	0.29	0.55	—	—	—	—	15.08		3.79	[3,4]	0.50	[5]	0.50	[5]	3.37	[5]	201	7
12-31-2011	17.38	0.50	[2]	(2.68)	(2.18)	(0.49)	(0.18)	—	(0.67)	14.53		(12.58)[3]		0.50		0.50		2.99		1,954	18
12-31-2010	16.72	0.40	[2]	0.86	1.26	(0.41)	(0.19)	—	(0.60)	17.38		7.72		0.50		0.50		2.44		2,153	21
12-31-2009[6]	12.50	0.17	[2]	4.14	4.31	(0.09)	—	—	(0.09)	16.72		34.48	[4]	0.51	[5]	0.51	[5]	1.56	[5]	1,856	12
1. Six months ended 6-30-12. Unaudited. 2. Based on the average daily shares outstanding. 3. Total returns would have been lower had certain expenses not been reduced during the periods shown. 4. Not annualized. 5. Annualized. 6. The inception date for Series NAV shares is 5-1-09.

31

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Financial Highlights

Per share operating performance for a share outstanding throughout the period																Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)		Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From capital paid-in ($)	Total distributions ($)	Net asset value, end of period ($)		Total return (%)		Expenses before reductions and amounts recaptured (%)		Expenses including reductions and amounts recaptured (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)	Portfolio turnover (%)
Mid Cap Index Trust
SERIES I
06-30-2012[1]	16.75	0.09	[2]	1.20	1.29	—	—	—	—	18.04		7.70	[3,4]	0.55	[5]	0.53	[5]	1.02	[5]	438	4
12-31-2011	17.74	0.17	[2]	(0.60)	(0.43)	(0.12)	(0.44)	—	(0.56)	16.75		(2.25)[3]		0.54		0.54		0.98		413	13
12-31-2010	14.22	0.14	[2]	3.55	3.69	(0.17)	—	—	(0.17)	17.74		25.98	[3]	0.54		0.54		0.88		436	12
12-31-2009	10.67	0.14	[2]	3.72	3.86	(0.13)	(0.18)	—	(0.31)	14.22		36.76	[3]	0.55		0.55		1.22		325	15	[6]
12-31-2008	17.42	0.16	[2]	(6.36)	(6.20)	(0.15)	(0.40)	—	(0.55)	10.67		(36.45)[3]		0.55		0.55		1.10		240	41
12-31-2007	18.84	0.20	[2,7]	1.22	1.42	(0.27)	(2.57)	—	(2.84)	17.42	[8]	7.57	[3,8]	0.55		0.54		0.99	[7]	397	29
SERIES II
06-30-2012[1]	16.71	0.07	[2]	1.20	1.27	—	—	—	—	17.98		7.60	[3,4]	0.75	[5]	0.73	[5]	0.81	[5]	76	4
12-31-2011	17.70	0.14	[2]	(0.61)	(0.47)	(0.08)	(0.44)	—	(0.52)	16.71		(2.46)[3]		0.74		0.74		0.77		78	13
12-31-2010	14.18	0.10	[2]	3.55	3.65	(0.13)	—	—	(0.13)	17.70		25.80	[3]	0.74		0.74		0.67		93	12
12-31-2009	10.65	0.12	[2]	3.69	3.81	(0.10)	(0.18)	—	(0.28)	14.18		36.38	[3]	0.75		0.75		1.03		85	15	[6]
12-31-2008	17.36	0.14	[2]	(6.34)	(6.20)	(0.11)	(0.40)	—	(0.51)	10.65		(36.56)[3]		0.75		0.75		0.91		68	41
12-31-2007	18.75	0.15	[2,7]	1.23	1.38	(0.20)	(2.57)	—	(2.77)	17.36	[8]	7.39	[3,8]	0.75		0.74		0.73	[7]	103	29
SERIES NAV
06-30-2012[1]	16.75	0.09	[2]	1.20	1.29	—	—	—	—	18.04		7.70	[3,4]	0.50	[5]	0.48	[5]	0.99	[5]	99	4
12-31-2011	17.73	0.18	[2]	(0.59)	(0.41)	(0.13)	(0.44)	—	(0.57)	16.75		(2.14)[3]		0.49		0.49		1.03		624	13
12-31-2010	14.21	0.14	[2]	3.56	3.70	(0.18)	—	—	(0.18)	17.73		26.06	[3]	0.49		0.49		0.92		681	12
12-31-2009	10.67	0.15	[2]	3.70	3.85	(0.13)	(0.18)	—	(0.31)	14.21		36.73	[3]	0.50		0.50		1.28		649	15	[6]
12-31-2008	17.42	0.18	[2]	(6.37)	(6.19)	(0.16)	(0.40)	—	(0.56)	10.67		(36.39)[3]		0.50		0.50		1.23		389	41
12-31-2007	18.85	0.22	[2,7]	1.21	1.43	(0.29)	(2.57)	—	(2.86)	17.42	[8]	7.61	[3,8]	0.50		0.49		1.08	[7]	430	29
1. Six months ended 6-30-12. Unaudited. 2. Based on the average daily shares outstanding. 3. Total returns would have been lower had certain expenses not been reduced during the periods shown. 4. Not annualized. 5. Annualized. 6. Excludes merger activity. 7. Net investment income/loss per share and ratio of net investment income/loss to average net assets reflects special dividend received by the Portfolio, which amounted to $0.04, $0.04 and $0.05 for Series I, Series II and Series NAV, respectively. The percentage of net assets was 0.21%, 0.16% and 0.25% for Series I, Series II and Series NAV, respectively. 8. Payments from Affiliates increased the end of period net asset value by less than $0.01 for Series II and Series NAV and by $0.01 per share for Series I and the total return by less than 0.01% for Series II and Series NAV and by 0.05% for Series I. If the Affiliates had not made these payments, the end of period net asset value and total return would have been $17.42, $17.36 and $17.42 and 7.57%, 7.39% and 7.61% for Series I, Series II and Series NAV, respectively.

Small Cap Index Trust
SERIES I
06-30-2012[1]	13.15	0.10	[2]	0.99	1.09	—	—	—	—	14.24		8.29	[3,4]	0.56	[5]	0.55	[5]	1.37	[5]	202	9
12-31-2011	14.01	0.11	[2]	(0.75)	(0.64)	(0.16)	(0.06)	—	(0.22)	13.15		(4.50)[4]		0.55		0.55		0.79		194	17
12-31-2010	11.14	0.12	[2]	2.81	2.93	(0.06)	—	—	(0.06)	14.01		26.36	[4]	0.55		0.55		0.96		219	15
12-31-2009	9.16	0.11	[2]	2.24	2.35	(0.08)	(0.29)	—	(0.37)	11.14		26.65	[4]	0.56		0.56		1.19		165	32
12-31-2008	14.19	0.16	[2]	(4.90)	(4.74)	(0.17)	(0.12)	—	(0.29)	9.16		(33.71)[4]		0.58		0.58		1.33		135	41
12-31-2007	16.97	0.18[2]		(0.49)	(0.31)	(0.28)	(2.19)	—	(2.47)	14.19		(2.16)[4]		0.56		0.56		1.07		209	15
SERIES II
06-30-2012[1]	13.12	0.08	[2]	0.99	1.07	—	—	—	—	14.19		8.16	[3,4]	0.76	[5]	0.75	[5]	1.16	[5]	61	9
12-31-2011	13.97	0.08	[2]	(0.74)	(0.66)	(0.13)	(0.06)	—	(0.19)	13.12		(4.64)[4]		0.75		0.75		0.58		60	17
12-31-2010	11.11	0.09	[2]	2.81	2.90	(0.04)	—	—	(0.04)	13.97		26.10	[4]	0.75		0.75		0.74		73	15
12-31-2009	9.14	0.09	[2]	2.23	2.32	(0.06)	(0.29)	—	(0.35)	11.11		26.34	[4]	0.76		0.76		0.99		67	32
12-31-2008	14.14	0.13	[2]	(4.87)	(4.74)	(0.14)	(0.12)	—	(0.26)	9.14		(33.83)[4]		0.78		0.78		1.11		59	41
12-31-2007	16.89	0.15[2]		(0.49)	(0.34)	(0.22)	(2.19)	—	(2.41)	14.14		(2.35)[4]		0.76		0.76		0.95		108	15
SERIES NAV
06-30-2012[1]	13.16	0.10	[2]	0.99	1.09	—	—	—	—	14.25		8.28	[3,4]	0.51	[5]	0.50	[5]	1.43	[5]	62	9
12-31-2011	14.01	0.12	[2]	(0.74)	(0.62)	(0.17)	(0.06)	—	(0.23)	13.16		(4.38)[4]		0.50		0.50		0.84		430	17
12-31-2010	11.14	0.12	[2]	2.82	2.94	(0.07)	—	—	(0.07)	14.01		26.42	[4]	0.50		0.50		0.99		481	15
12-31-2009	9.16	0.12	[2]	2.24	2.36	(0.09)	(0.29)	—	(0.38)	11.14		26.71	[4]	0.51		0.51		1.23		456	32
12-31-2008	14.20	0.17	[2]	(4.92)	(4.75)	(0.17)	(0.12)	—	(0.29)	9.16		(33.70)[4]		0.53		0.53		1.44		93	41
12-31-2007	16.98	0.17	[2]	(0.46)	(0.29)	(0.30)	(2.19)	—	(2.49)	14.20		(2.07)[4]		0.51		0.51		1.03		84	15
1. Six months ended 6-30-12. Unaudited. 2. Based on the average daily shares outstanding. 3. Not annualized. 4. Total returns would have been lower had certain expenses not been reduced during the periods shown. 5. Annualized.

32

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Financial Highlights

Per share operating performance for a share outstanding throughout the period															Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)		Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From capital paid-in ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)		Expenses before reductions and amounts recaptured (%)		Expenses including reductions and amounts recaptured (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)	Portfolio turnover (%)
Strategic Equity Allocation Trust
SERIES NAV
06-30-2012[1]	12.50	0.07	[2]	(0.17)	(0.10)	—	—	—	—	12.40	(0.80)[3,4]		0.68	[5]	0.49	[5]	2.71	[5]	7,224	1
1. Period from 4-16-12 (commencement of operations) to 6-30-12. Unaudited. 2. Based on the average daily shares outstanding. 3. Total returns would have been lower had certain expenses not been reduced during the period shown. 4. Not annualized. 5. Annualized.

Total Bond Market Trust A
SERIES I
06-30-2012[1]	14.27	0.19	[2]	0.13	0.32	—	—	—	—	14.59	2.24	[3,4]	0.54	[5]	0.54	[5]	2.72	[5]	115	39
12-31-2011	13.78	0.42	[2]	0.55	0.97	(0.48)	—	—	(0.48)	14.27	7.06	[3]	0.54		0.54		2.97		95	21
12-31-2010	13.44	0.45	[2]	0.32	0.77	(0.43)	—	—	(0.43)	13.78	5.78	[3]	0.55		0.54		3.19		75	9
12-31-2009	13.36	0.48	[2]	0.11	0.59	(0.37)	(0.14)	—	(0.51)	13.44	4.43	[3]	0.55		0.55		3.58		61	39
12-31-2008	12.85	0.57	[2]	0.18	0.75	(0.21)	(0.03)	—	(0.24)	13.36	5.82	[3]	0.57		0.57		4.37		37	139
12-31-2007	12.55	0.61	[2]	0.22	0.83	(0.53)	—	—	(0.53)	12.85	6.59	[3]	0.57		0.56		4.72		64	91
SERIES II
06-30-2012[1]	14.31	0.18	[2]	0.12	0.30	—	—	—	—	14.61	2.10	[3,4]	0.74	[5]	0.74	[5]	2.52	[5]	136	39
12-31-2011	13.82	0.39	[2]	0.55	0.94	(0.45)	—	—	(0.45)	14.31	6.84	[3]	0.74		0.74		2.77		129	21
12-31-2010	13.47	0.39	[2]	0.36	0.75	(0.40)	—	—	(0.40)	13.82	5.60	[3]	0.75		0.74		2.82		42	9
12-31-2009	13.39	0.46	[2]	0.10	0.56	(0.34)	(0.14)	—	(0.48)	13.47	4.21	[3]	0.75		0.75		3.39		1	39
12-31-2008	12.89	0.53	[2]	0.18	0.71	(0.18)	(0.03)	—	(0.21)	13.39	5.52	[3]	0.77		0.77		4.04		1	139
12-31-2007[6]	12.79	0.37	[2]	0.23	0.60	(0.50)	—	—	(0.50)	12.89	4.71	[3,4]	0.76	[5]	0.76	[5]	4.34	[5]	1	91
SERIES NAV
06-30-2012[1]	14.30	0.20	[2]	0.12	0.32	—	—	—	—	14.62	2.24	[3,4]	0.49	[5]	0.49	[5]	2.76	[5]	436	39
12-31-2011	13.80	0.43	[2]	0.56	0.99	(0.49)	—	—	(0.49)	14.30	7.18	[3]	0.49		0.49		3.03		1,347	21
12-31-2010	13.46	0.45	[2]	0.33	0.78	(0.44)	—	—	(0.44)	13.80	5.83	[3]	0.50		0.49		3.24		1,357	9
12-31-2009	13.38	0.49	[2]	0.11	0.60	(0.38)	(0.14)	—	(0.52)	13.46	4.47	[3]	0.50		0.50		3.63		1,029	39
12-31-2008	12.87	0.53	[2]	0.22	0.75	(0.21)	(0.03)	—	(0.24)	13.38	5.86	[3]	0.52		0.52		4.04		651	139
12-31-2007	12.57	0.61	[2]	0.22	0.83	(0.53)	—	—	(0.53)	12.87	6.63	[3]	0.52		0.51		4.76		102	91
1. Six months ended 6-30-12. Unaudited. 2. Based on the average daily shares outstanding. 3. Total returns would have been lower had certain expenses not been reduced during the periods shown. 4. Not annualized. 5. Annualized. 6. The inception date for Series II is 5-3-07.

Total Bond Market Trust B
SERIES NAV
06-30-2012[1]	10.46	0.19	[2]	0.07	0.26	—	—	—	—	10.72	2.49	[3,4]	0.52	[5]	0.25	[5]	3.56	[5]	162	10
12-31-2011	10.15	0.40	[2]	0.37	0.77	(0.46)	—	—	(0.46)	10.46	7.60	[4]	0.53		0.25		3.87		162	21
12-31-2010	9.97	0.41	[2]	0.24	0.65	(0.47)	—	—	(0.47)	10.15	6.50	[4]	0.52		0.25		3.97		165	26
12-31-2009	9.87	0.47	[2]	0.15	0.62	(0.52)	—	—	(0.52)	9.97	6.29	[4]	0.52		0.25		4.64		158	29
12-31-2008	9.83	0.50	[2]	0.07	0.57	(0.53)	—	—	(0.53)	9.87	5.79	[4]	0.54		0.26		5.07		162	68
12-31-2007	10.17	0.51	[2]	0.18	0.69	(1.03)	—	—	(1.03)	9.83	7.13	[4]	0.53		0.25		5.13		169	38
1. Six months ended 6-30-12. Unaudited. 2. Based on the average daily shares outstanding. 3. Not annualized. 4. Total returns would have been lower had certain expenses not been reduced during the periods shown. 5. Annualized.

33

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Financial Highlights

Per share operating performance for a share outstanding throughout the period															Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)		Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From capital paid-in ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)		Expenses before reductions and amounts recaptured (%)		Expenses including reductions and amounts recaptured (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)	Portfolio turnover (%)
Total Stock Market Index Trust
SERIES I
06-30-2012[1]	11.59	0.10	[2]	0.93	1.03	—	—	—	—	12.62	8.89	[3,4]	0.57	[5]	0.57	[5]	1.61	[5]	288	4
12-31-2011	11.71	0.19	[2]	(0.16)	0.03	(0.15)	—	—	(0.15)	11.59	0.28	[3]	0.57		0.57		1.62		261	2
12-31-2010	10.12	0.15	[2]	1.59	1.74	(0.15)	—	—	(0.15)	11.71	17.20	[3]	0.57		0.57		1.41		268	5
12-31-2009	7.97	0.14	[2]	2.15	2.29	(0.14)	—	—	(0.14)	10.12	28.87	[3]	0.57		0.57		1.66		233	9
12-31-2008	12.98	0.17	[2]	(4.99)	(4.82)	(0.17)	(0.02)	—	(0.19)	7.97	(37.20)[3]		0.58		0.58		1.59		182	5
12-31-2007	13.13	0.18	[2]	0.49	0.67	(0.30)	(0.52)	—	(0.82)	12.98	5.18	[3]	0.57		0.56		1.33		263	11
SERIES II
06-30-2012[1]	11.57	0.09	[2]	0.92	1.01	—	—	—	—	12.58	8.73	[3,4]	0.77	[5]	0.77	[5]	1.41	[5]	41	4
12-31-2011	11.68	0.17	[2]	(0.15)	0.02	(0.13)	—	—	(0.13)	11.57	0.16	[3]	0.77		0.77		1.41		40	2
12-31-2010	10.10	0.13	[2]	1.57	1.70	(0.12)	—	—	(0.12)	11.68	16.89	[3]	0.77		0.77		1.20		48	5
12-31-2009	7.96	0.13	[2]	2.13	2.26	(0.12)	—	—	(0.12)	10.10	28.52	[3]	0.77		0.77		1.47		50	9
12-31-2008	12.94	0.14	[2]	(4.95)	(4.81)	(0.15)	(0.02)	—	(0.17)	7.96	(37.29)[3]		0.78		0.78		1.36		44	5
12-31-2007	13.07	0.16	[2]	0.48	0.64	(0.25)	(0.52)	—	(0.77)	12.94	4.99	[3]	0.77		0.76		1.15		86	11
SERIES NAV
06-30-2012[1]	11.59	0.10	[2]	0.93	1.03	—	—	—	—	12.62	8.89	[3,4]	0.52	[5]	0.52	[5]	1.66	[5]	65	4
12-31-2011	11.71	0.20	[2]	(0.16)	0.04	(0.16)	—	—	(0.16)	11.59	0.33	[3]	0.52		0.52		1.66		62	2
12-31-2010	10.12	0.15	[2]	1.59	1.74	(0.15)	—	—	(0.15)	11.71	17.26	[3]	0.52		0.52		1.45		73	5
12-31-2009	7.97	0.15	[2]	2.15	2.30	(0.15)	—	—	(0.15)	10.12	28.93	[3]	0.52		0.52		1.72		72	9
12-31-2008	12.98	0.17	[2]	(4.98)	(4.81)	(0.18)	(0.02)	—	(0.20)	7.97	(37.15)[3]		0.53		0.53		1.61		68	5
12-31-2007	13.14	0.19	[2]	0.48	0.67	(0.31)	(0.52)	—	(0.83)	12.98	5.19	[3]	0.52		0.51		1.37		137	11
1. Six months ended 6-30-12. Unaudited. 2. Based on the average daily shares outstanding. 3. Total returns would have been lower had certain expenses not been reduced during the periods shown. 4. Not annualized. 5. Annualized.

34

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Notes to Financial Statements (Unaudited)

1.  ORGANIZATION John Hancock Variable Insurance Trust (the Trust) is a no-load, open-end management investment company organized as a Massachusetts business trust. It is a series company with multiple investment series (the Portfolios), twelve of which are presented in this report. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act).

Core Strategy Trust operates as a “fund of funds”, investing in shares of mutual funds (underlying funds) of the Trust and in other permitted investments.

The Portfolios may offer up to four classes of shares: Series I, Series II, Series III and Series NAV. The shares offered by a specific Portfolio are shown on the Statements of Assets and Liabilities. Shares of the Portfolios are presently offered only to certain affiliates of John Hancock Investment Management Services, LLC (the Adviser) and Manulife Financial Corporation (MFC). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, for each class may differ.

The accounting policies of the underlying funds of the Portfolios are outlined in the underlying funds’ shareholder reports, available without charge by calling 1-800-344-1029 and at www.jhfunds.com, on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or at the SEC’s public reference room in Washington, D.C.

New portfolio.  Strategic Equity Allocation Trust commenced operations on April 16, 2012.

2.  SIGNIFICANT ACCOUNTING POLICIES The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Portfolios:

Security valuation.  Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00P.M., Eastern Time. In order to value the securities, the Portfolios use the following valuation techniques. Equity securities, including exchange traded funds, held by the Portfolios are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Investments by the Portfolios in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their respective net asset values each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Swaps are marked-to-market daily based upon values from third party vendors, which may include a registered commodities exchange, or broker quotations. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities and forward foreign currency contracts traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Portfolios’ Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of non-U.S. securities may occur between the times when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Portfolios may use a fair valuation model to value non-U.S. securities in order to adjust for events which may occur between the close of foreign exchanges and the close of the NYSE.

The Portfolios use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Portfolios’ own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the Portfolios’ investments as of June 30, 2012, by major security category or type:

	Total Market Value at 06/30/12	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
International Equity Index Trust A
Common Stocks
Australia	$15,726,724	—	$15,726,724	—
Austria	440,688	—	440,688	—
Belgium	1,988,291	—	1,988,291	—
Bermuda	263,716	—	263,716	—
Brazil	4,209,939	$4,209,939	—	—
Canada	21,947,324	21,947,324	—	—
Chile	1,078,898	1,078,898	—	—
China	8,625,414	—	8,625,414	—
Colombia	842,273	842,273	—	—
Czech Republic	209,416	—	209,416	—
Denmark	2,131,888	—	2,131,888	—
Egypt	177,141	—	177,141	—
Finland	1,260,893	—	1,260,893	—

35

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

	Total Market Value at 06/30/12	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
International Equity Index Trust A (continued)
France	$15,667,808	—	$15,667,808	—
Germany	13,409,806	—	13,409,806	—
Greece	111,132	—	111,132	—
Hong Kong	7,752,793	—	7,752,793	—
Hungary	194,954	—	194,954	—
India	3,713,719	$3,401,755	311,964	—
Indonesia	1,742,449	—	1,742,449	—
Ireland	1,505,583	36,571	1,469,012	—
Israel	1,072,692	—	1,072,692	—
Italy	3,737,586	—	3,737,586	—
Japan	39,741,184	—	39,741,184	—
Jersey, C.I.	169,895	—	169,895	—
Luxembourg	727,670	—	727,670	—
Macau	201,581	—	201,581	—
Malaysia	2,245,076	—	2,245,076	—
Mexico	3,191,301	3,125,916	65,385	—
Netherlands	8,969,958	—	8,969,958	—
New Zealand	187,079	—	187,079	—
Norway	1,396,434	—	1,396,434	—
Peru	482,030	482,030	—	—
Philippines	543,481	—	543,481	—
Poland	806,881	—	806,881	—
Portugal	296,434	—	296,434	—
Russia	4,075,553	3,149,858	925,695	—
Singapore	3,541,405	—	3,541,405	—
South Africa	5,344,823	—	5,344,823	—
South Korea	9,791,738	39,469	9,752,269	—
Spain	4,831,515	—	4,831,515	—
Sweden	5,249,063	—	5,249,063	—
Switzerland	16,306,708	—	16,306,708	—
Taiwan	5,848,262	—	5,848,262	—
Thailand	1,586,363	—	1,586,363	—
Turkey	1,089,349	—	1,089,349	—
Ukraine	15,048	—	15,048	—
United Kingdom	36,470,610	—	36,470,610	—
United States	242,572	211,767	30,805	—
Preferred Securities
Brazil	4,119,054	4,119,054	—	—
Germany	861,648	—	861,648	—
South Korea	380,405	—	380,405	—
Rights	18,295	18,295	—	—
Warrants	1,456	1,456	—	—
Securities Lending Collateral	16,301,198	16,301,198	—	—
Short-Term Investments	3,598,733	3,598,733	—	—
Total Investments in Securities	$286,443,929	$62,564,536	$223,879,393	—
Other Financial Instruments
Futures	$438,733	$438,733	—	—

	Total Market Value at 06/30/12	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
International Equity Index Trust B
Common Stocks
Australia	$16,105,476	—	$16,105,476	—
Austria	492,756	—	492,756	—
Belgium	2,080,196	—	2,080,196	—
Bermuda	223,125	—	223,125	—
Brazil	4,320,039	$4,320,039	—	—
Canada	22,165,780	22,165,780	—	—
Chile	1,162,646	1,162,646	—	—
China	8,065,469	—	8,065,469	—
Colombia	779,720	779,720	—	—
Czech Republic	227,311	—	227,311	—
Denmark	2,214,077	—	2,214,077	—
Egypt	216,528	—	216,528	—
Finland	1,399,284	—	1,399,284	—
France	16,035,138	—	16,035,138	—
Germany	13,612,181	—	13,612,181	—
Greece	89,304	—	89,304	—
Hong Kong	8,024,260	—	8,024,260	—
Hungary	183,620	—	183,620	—

36

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

	Total Market Value at 06/30/12	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
International Equity Index Trust B (continued)
India	$3,770,488	$3,586,124	$184,364	—
Indonesia	1,764,212	6,702	1,754,839	$2,671
Ireland	1,591,778	52,774	1,539,004	—
Israel	1,061,736	—	1,061,736	—
Italy	3,810,068	—	3,810,068	—
Japan	40,730,272	—	40,730,272	—
Jersey, C.I.	160,896	—	160,896	—
Luxembourg	700,439	—	700,439	—
Macau	210,952	—	210,952	—
Malaysia	2,249,118	—	2,249,118	—
Mexico	3,220,935	3,141,344	79,591	—
Netherlands	9,169,180	—	9,169,180	—
New Zealand	201,247	—	201,247	—
Norway	1,419,298	—	1,419,298	—
Peru	653,083	653,083	—	—
Philippines	558,508	—	558,508	—
Poland	818,086	—	818,086	—
Portugal	278,825	—	278,825	—
Russia	4,232,129	3,470,086	762,043	—
Singapore	3,454,915	—	3,454,915	—
South Africa	5,104,073	—	5,104,073	—
South Korea	9,779,708	206,422	9,573,286	—
Spain	4,903,431	—	4,903,431	—
Sweden	5,549,939	—	5,549,939	—
Switzerland	16,564,745	—	16,564,745	—
Taiwan	6,033,020	—	6,033,020	—
Thailand	1,510,038	—	1,510,038	—
Turkey	897,232	—	897,232	—
Ukraine	14,993	—	14,993	—
United Kingdom	37,179,206	—	37,179,206	—
United States	240,104	215,668	24,436	—
Preferred Securities
Brazil	4,164,198	4,164,198	—	—
Germany	899,065	—	899,065	—
Malaysia	699	—	699	—
South Korea	334,626	—	334,626	—
Rights	19,384	19,384	—	—
Warrants	1,443	1,443	—	—
Securities Lending Collateral	18,738,991	18,738,991	—	—
Short-Term Investments	1,717,318	1,717,318	—	—
Total Investments in Securities	$291,105,288	$64,401,722	$226,700,895	$2,671
Other Financial Instruments
Futures	$403,819	$403,819	—	—

	Total Market Value at 06/30/12	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
International Index Trust
Common Stocks
Australia	$16,573,998	—	$16,573,998	—
Austria	521,376	—	521,376	—
Belgium	2,131,366	—	2,131,366	—
Bermuda	248,901	—	248,901	—
China	30,851	—	30,851	—
Denmark	2,177,504	—	2,177,504	—
Finland	1,374,840	—	1,374,840	—
France	16,590,536	—	16,590,536	—
Germany	14,206,117	—	14,206,117	—
Greece	98,732	—	98,732	—
Hong Kong	5,574,789	—	5,574,789	—
Ireland	1,542,009	$32,102	1,509,907	—
Israel	1,116,782	—	1,116,782	—
Italy	3,979,690	—	3,979,690	—
Japan	41,666,778	—	41,666,778	—
Jersey, C.I.	155,407	—	155,407	—
Luxembourg	700,098	—	700,098	—
Macau	225,845	—	225,845	—
Mexico	81,542	—	81,542	—
Netherlands	9,310,632	—	9,310,632	—
New Zealand	231,934	—	231,934	—
Norway	1,409,499	—	1,409,319	$180

37

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

	Total Market Value at 06/30/12	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
International Index Trust (continued)
Portugal	$318,541	—	$318,541	—
Singapore	3,450,431	—	3,450,431	—
Spain	5,117,853	—	5,117,853	—
Sweden	5,847,167	—	5,847,167	—
Switzerland	17,140,386	—	17,140,386	—
United Kingdom	38,354,985	—	38,354,985	—
United States	122,545	$90,215	32,330	—
Preferred Securities
Germany	958,119	—	958,119	—
Rights	2,500	—	2,500	—
Securities Lending Collateral	3,945,633	3,945,633	—	—
Short-Term Investments	4,341,000	—	4,341,000	—
Total Investments in Securities	$199,548,386	$4,067,950	$195,480,256	$180
Other Financial Instruments
Futures	$513,759	$513,759	—	—

	Total Market Value at 06/30/12	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Small Cap Index Trust
Common Stocks
Consumer Discretionary	$43,952,492	$43,952,492	—	—
Consumer Staples	11,802,445	11,802,445	—	—
Energy	19,039,668	19,039,668	—	—
Financials	67,938,626	67,934,303	$4,323	—
Health Care	42,919,189	42,915,788	—	$3,401
Industrials	47,773,327	47,773,327	—	—
Information Technology	56,139,311	56,139,311	—	—
Materials	14,834,721	14,834,721	—	—
Telecommunication Services	2,846,991	2,846,991	—	—
Utilities	11,577,913	11,577,913	—	—
Preferred Securities
Health Care	828	828	—	—
Warrants	211	—	211	—
Securities Lending Collateral	90,379,486	90,379,486	—	—
Short-Term Investments	5,729,000	—	5,729,000	—
Total Investments in Securities	$414,934,208	$409,197,273	$5,733,534	$3,401
Other Financial Instruments
Futures	$263,640	$263,640	—	—

	Total Market Value at 06/30/12	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Strategic Equity Allocation Trust
Common Stocks
Consumer Discretionary	$783,598,322	$605,876,135	$177,722,187	—
Consumer Staples	734,895,658	531,163,648	203,732,010	—
Energy	673,662,256	528,160,250	145,500,359	$1,647
Financials	1,212,967,173	822,554,303	390,412,868	2
Health Care	811,593,076	637,068,457	174,520,741	3,878
Industrials	815,525,573	601,425,503	214,100,070	—
Information Technology	1,100,269,489	1,022,453,545	77,815,944	—
Materials	370,284,511	203,682,413	166,602,098	—
Telecommunication Services	256,939,046	158,641,008	98,298,038	—
Utilities	280,775,419	205,265,150	75,510,269	—
Preferred Securities
Consumer Discretionary	6,302,249	—	6,302,249	—
Consumer Staples	2,140,782	—	2,140,782	—
Health Care	414	414	—	—
Utilities	261,046	—	261,046	—
Investment Companies	2,862,515	2,862,515	—	—
Rights
Consumer Discretionary	24,971	—	24,971	—
Warrants
Energy	241	—	241	—
Securities Lending Collateral	373,346,321	373,346,321	—	—
Short-Term Investments	129,591,389	—	129,591,389	—
Total Investments in Securities	$7,555,040,451	$5,692,499,662	$1,862,535,262	$5,527
Other Financial Instruments
Futures	$6,993,001	$6,993,001	—	—

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SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

	Total Market Value at 06/30/12	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Total Stock Market Index Trust
Common Stocks
Consumer Discretionary	$47,818,138	$47,814,460	—	$3,678
Consumer Staples	39,574,451	39,416,807	$157,644	—
Energy	42,313,408	42,313,408	—	—
Financials	60,779,027	60,777,604	1,423	—
Health Care	42,788,149	42,787,497	—	652
Industrials	40,089,918	40,089,918	—	—
Information Technology	74,064,412	74,064,412	—	—
Materials	14,860,348	14,860,348	—	—
Telecommunication Services	10,905,034	10,905,034	—	—
Utilities	13,498,053	13,498,053	—	—
Corporate Bonds
Financials	2,438	—	2,438	—
Rights	11,373	11,373	—	—
Warrants	18	—	18	—
Securities Lending Collateral	22,625,998	22,625,998	—	—
Short-Term Investments	6,399,000	—	6,399,000	—
Total Investments in Securities	$415,729,765	$409,164,912	$6,560,523	$4,330
Other Financial Instruments
Futures	$204,182	$204,182	—	—

As of June 30, 2012, all investments of Core Strategy Trust were categorized as Level 1 under the hierarchy described above.

For 500 Index Trust, 500 Index Trust B and Mid Cap Index Trust, all investments were categorized as Level 1 under the hierarchy described above, except for repurchase agreements which are categorized as Level 2.

For Total Bond Market Trust A and Total Bond Market Trust B, all investments were categorized as Level 2 under the hierarchy described above, except for money market funds, which are categorized as Level 1.

Repurchase agreements.  The Portfolios may enter into repurchase agreements. When a Portfolio enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Portfolio’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline. Collateral for certain tri-party repurchase agreements is held at a third-party custodian bank in a segregated account for the benefit of the Portfolios.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the Portfolios become aware of the dividends. Foreign taxes are provided for based on the Portfolios’ understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income and capital gain distributions from underlying funds are recorded on ex-date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Real estate investment trusts. The Portfolios may invest in real estate investment trusts (REITs) and, as a result, will estimate the components of distributions from these securities. Such estimates are revised when actual components of distributions are known. Distributions from REITs received in excess of income may be recorded as a reduction of cost of investments and/or as a realized gain.

Securities lending. Certain Portfolios may lend securities to earn additional income. They receive cash collateral from the borrower in an amount not less than the market value of the loaned securities. The Portfolios will invest their collateral in JHCIT, an affiliate of the Portfolios, and as a result, the Portfolios will receive the benefit of any gains and bear any losses generated by JHCIT. Although risk of the loss of the securities lent is mitigated by holding the collateral, the Portfolios could experience a delay in recovering securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value. The Portfolios may receive compensation for lending securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Net income received from JHCIT is a component of securities lending income as recorded on the Statements of Operations.

Foreign currency translation.  Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Portfolios that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs) and accounting standards. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Foreign taxes. The Portfolios may be subject to withholding tax on income or capital gains or repatriation taxes as imposed by certain countries in which they invest. Taxes are accrued based upon net investment income, net realized gains or net unrealized appreciation.

Line of credit. The Portfolios may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to a Portfolio to make properly authorized payments. The Portfolios are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any Portfolio property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

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SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

In addition, the Portfolios and other affiliated funds have entered into an agreement with Citibank N.A. which enables them to participate in a $200 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statements of Operations. For the six months ended June 30, 2012, the Portfolios had no borrowings under the line of credit.

Expenses. Within the John Hancock Funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, are calculated daily for each class, based on the net asset value of the class and the applicable specific expense rates.

Federal income taxes. The Portfolios intend to continue to qualify as regulated investment companies by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Under the Regulated Investment Company Modernization Act of 2010, the Portfolios are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For federal income tax purposes, certain Portfolios have capital loss carryforwards available to offset future net realized capital gains as of December 31, 2011. The following table details the capital loss carryforward available as of December 31, 2011:

	CAPITAL LOSS CARRYFORWARD					NO EXPIRATION DATE
Portfolio	2014	2015	2016	2017	2018	Short Term	Long Term
500 Index Trust B	—	—	—	$15,632,061	—	—	—
Core Strategy Trust	—	—	—	26,114,336	—	—	—
International Equity Index Trust B	—	—	—	3,179,151	$1,514,111	$686,138	$1,316,833
Total Bond Market Trust A	—	—	—	301,067	595,905	—	—
Total Bond Market Trust B	$715,430	$257,971	$612,440	886,914	—	—	—

As of December 31, 2011, the Portfolios had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The Portfolios’ federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

The costs of investments owned on June 30, 2012, including short-term investments, for federal income tax purposes, were as follows:

Portfolio	Aggregate Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
500 Index Trust	$1,430,625,967	$499,033,624	($46,137,323)	$452,896,301
500 Index Trust B	821,434,831	181,168,115	(103,587,546)	77,580,569
Core Strategy Trust	621,705,576	90,280,130	—	90,280,130
International Equity Index Trust A	268,411,077	47,869,898	(29,837,046)	18,032,852
International Equity Index Trust B	282,035,386	52,803,856	(43,733,954)	9,069,902
International Index Trust	211,572,263	9,702,407	(21,726,284)	(12,023,877)
Mid Cap Index Trust	607,245,286	181,171,199	(26,639,325)	154,531,874
Small Cap Index Trust	358,193,792	74,561,374	(17,820,958)	56,740,416
Strategic Equity Allocation Trust	7,655,035,777	232,982,537	(332,977,863)	(99,995,326)
Total Bond Market Trust A	642,097,705	50,172,963	(605,285)	49,567,678
Total Bond Market Trust B	147,769,462	13,682,601	(318,115)	13,364,486
Total Stock Market Index Trust	352,838,703	106,720,446	(43,829,384)	62,891,062

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Portfolios generally declare and pay dividends and capital gain distributions, if any, at least annually.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Distributions paid by the Portfolios with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to redemptions-in-kind, foreign currency transactions, wash sale loss deferrals, merger related transactions, passive foreign investment companies, partnerships, derivative transactions, amortization and accretion on debt securities, real estate investment trusts and character of distributions received from portfolio investments.

New accounting pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-11 (ASU 2011-11), Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statements of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods. ASU 2011-11 may result in additional disclosure relating to the presentation of derivatives.

3.  DERIVATIVE INSTRUMENTS The Portfolios may invest in derivatives in order to meet their investment objectives. The use of derivatives may involve risks different from, or potentially greater than, the risks associated with investing directly in securities. Specifically, the Portfolios are exposed to the risk that the counterparty to an over-the-counter (OTC) derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives

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DERIVATIVE INSTRUMENTS, CONTINUED

transactions typically can only be closed out with the other party to the transaction. If the counterparty defaults, the Portfolios will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that the Portfolios will succeed in enforcing them.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates and potential losses in excess of the amounts recognized on the Statement of Assets and Liabilities.

Upon entering into a futures contract, the Portfolios are required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is generally based on a percentage of the contract value; this amount is the initial margin for the trade. The margin deposit must then be maintained at the established level over the life of the contract. Futures collateral receivable/payable is included on the Statements of Assets and Liabilities. Futures contracts are marked-to-market daily and an appropriate payable or receivable for the change in value (variation margin) and unrealized gain or loss is recorded by the Portfolios. When the contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The following tables summarize the contracts held at June 30, 2012, and the range of futures contracts notional amounts held by the Portfolios during the six months ended June 30, 2012. In addition, the tables detail how the Portfolios used futures contracts during the six months ended June 30, 2012.

PORTFOLIO	OPEN CONTRACTS	NUMBER OF CONTRACTS	POSITION	EXPIRATION DATE	VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
500 Index Trust
The Portfolio uses futures contracts to gain exposure to certain securities markets and as a substitute for securities purchased. During the six months ended June 30, 2012, the Portfolio held futures contracts with total values ranging from $9.5 million to $74.7 million, as measured at each quarter end.

500 Index Trust	S&P 500 Index Futures	28	Long	Sep 2012	$9,494,800	$243,738
					$9,494,800	$243,738

PORTFOLIO	OPEN CONTRACTS	NUMBER OF CONTRACTS	POSITION	EXPIRATION DATE	VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
500 Index Trust B
The Portfolio used futures contracts to gain exposure to certain securities markets and as a substitute for securities purchased. During the six months ended June 30, 2012, the Portfolio held futures contracts with total values ranging from $8.1 million to $22.1 million, as measured at each quarter end.

500 Index Trust B	S&P 500 Index Futures	36	Long	Sep 2012	$12,207,600	$307,558
					$12,207,600	$307,558

PORTFOLIO	OPEN CONTRACTS	NUMBER OF CONTRACTS	POSITION	EXPIRATION DATE	VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
International Equity Index Trust A
The Portfolio used futures contracts to gain exposure to certain securities markets and as a substitute for securities purchased. During the six months ended June 30, 2012, the Portfolio held futures contracts with total values ranging from $9.5 million to $10.5 million, as measured at each quarter end.

International Equity Index Trust A	MSCI EAFE Mini Index Futures	107	Long	Sep 2012	$7,617,330	$356,578
	MSCI Emerging Markets Mini Futures	23	Long	Sep 2012	1,086,405	45,453
	MSCI Taiwan Index Futures	48	Long	Jul 2012	1,216,320	36,702
					$9,920,055	$438,733

PORTFOLIO	OPEN CONTRACTS	NUMBER OF CONTRACTS	POSITION	EXPIRATION DATE	VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
International Equity Index Trust B
The Portfolio uses futures contracts to gain exposure to certain securities markets and as a substitute for securities purchased. During the six months ended June 30, 2012, the Portfolio held futures contracts with total values ranging from $9.2 million to $10.5 million, as measured at each quarter end.

International Equity Index Trust B	MSCI Emerging Markets Mini Futures	21	Long	Sep 2012	$991,935	$41,596
	MSCI EAFE Mini Index Futures	97	Long	Sep 2012	6,905,430	324,033
	MSCI Taiwan Index Futures	50	Long	Jul 2012	1,267,000	38,190
					$9,164,365	$403,819

PORTFOLIO	OPEN CONTRACTS	NUMBER OF CONTRACTS	POSITION	EXPIRATION DATE	VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
International Index Trust
The Portfolio uses futures contracts to manage against anticipated currency exchanges and as a substitute for securities purchased. During the six months ended June 30, 2012, the Portfolio held futures contracts and total values ranging from $9.6 million to $62.6 million, as measured at each quarter end.

International Index Trust	MSCI EAFE Mini Index Futures	135	Long	Sep 2012	$9,610,650	$513,759
					$9,610,650	$513,759

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PORTFOLIO	OPEN CONTRACTS	NUMBER OF CONTRACTS	POSITION	EXPIRATION DATE	VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Mid Cap Index Trust
The Portfolio uses futures contracts to gain exposure to certain securities markets and as a substitute for securities purchased. During the six months ended June 30, 2012, the Portfolio held futures contracts with total values ranging from $13.5 million to $30.7 million, as measured at each quarter end.

Mid Cap Index Trust	S&P MidCap 400 E-Mini Index Futures	144	Long	Sep 2012	$13,528,800	$295,995
					$13,528,800	$295,995

PORTFOLIO	OPEN CONTRACTS	NUMBER OF CONTRACTS	POSITION	EXPIRATION DATE	VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Small Cap Index Trust
The Portfolio uses futures contracts to gain exposure to certain securities markets and as a substitute for securities purchased. During the six months ended June 30, 2012, the Portfolio held futures contracts with total values ranging from $5.0 million to $10.2 million, as measured at each quarter end.

Small Cap Index Trust	Russell 2000 Mini Index Futures	92	Long	Sep 2012	$7,317,680	$263,640
					$7,317,680	$263,640

PORTFOLIO	OPEN CONTRACTS	NUMBER OF CONTRACTS	POSITION	EXPIRATION DATE	VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Strategic Equity Allocation Trust
The Portfolio uses futures contracts to gain exposure to certain securities markets and as a substitute for securities purchased. During the six months ended June 30, 2012, the Portfolio held futures contracts with total values ranging up to $170.8 million, as measured at each quarter end.

Strategic Equity Allocation Trust	MSCI EAFE Mini Index Futures	1,179	Long	Sep 2012	$83,933,010	$4,804,179
	Russell 2000 Mini Index Futures	68	Long	Sep 2012	5,408,720	190,228
	S&P 500 Index Futures	196	Long	Sep 2012	66,463,600	1,686,078
	S&P MidCap 400 E-Mini Index Futures	160	Long	Sep 2012	15,032,000	312,516
					$170,837,330	$6,993,001

PORTFOLIO	OPEN CONTRACTS	NUMBER OF CONTRACTS	POSITION	EXPIRATION DATE	VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Total Stock Market Index Trust
The Portfolio uses futures contracts as a substitute for securities purchased. During the six months ended June 30, 2012, the Portfolio held futures contracts with total values ranging from $6.3 million to $10.1 million, as measured at each quarter end.

Total Stock Market Index Trust	Russell 2000 Mini Index Futures	12	Long	Sep 2012	$919,668	$34,812
	S&P 500 Index Futures	18	Long	Sep 2012	5,949,352	154,433
	S&P MidCap 400 E-Mini Index Futures	7	Long	Sep 2012	642,713	14,937
					$7,511,733	$204,182

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the Portfolios an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

International Equity Index Trust A

The Portfolio used forward foreign currency contracts to gain exposure to foreign currencies. During the six months ended June 30, 2012, the Portfolio held forward foreign currency contracts with USD notional values ranging up to $12.8 million, as measured at each quarter end. At June 30, 2012 the Portfolio held no forward foreign currency contracts.

International Equity Index Trust B

The Portfolio used forward foreign currency contracts to gain exposure to foreign currencies. During the six months ended June 30, 2012, the Portfolio held forward foreign currency contracts with USD notional values ranging up to $10.5 million, as measured at each quarter end. At June 30, 2012 the Portfolio held no forward foreign currency contracts.

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Credit default swaps. Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by the Buyer), for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor” (the Seller), receiving the premium and agreeing to remedies that are specified within the credit default agreement. The Portfolios may enter into CDS in which it may act as either Buyer or Seller. By acting as the Seller, a Portfolio may incur economic leverage since it would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such case would be reduced by any recovery value on the underlying credit.

Swaps are marked-to-market daily based upon values from third party vendors or broker quotations, and the change in value is recorded as unrealized appreciation/depreciation of swap contracts. The value of the swap will typically implicate collateral posting obligations by the party that is considered out-of-the-money on the swap.

Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may amount to values that are in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for the swap, that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. Market risks may also accompany the swap, including interest rate risk. A Portfolio may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.

Total Bond Market Trust A

The Fund used CDS as a Seller of protection to gain exposure to a security or credit index. During the six months ended June 30, 2012, the Fund held credit default swap contracts with total USD notional amounts ranging up to $40.1 million. At June 30, 2012 the Portfolio held no credit default swap contracts.

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the Portfolios at June 30, 2012, by risk category:

Portfolio	Risk	Statement of Assets and Liabilities Location	Financial Instruments Location	Asset Derivatives Fair Value	Liability Derivatives Fair Value
500 Index Trust	Equity contracts	Receivable/payable for futures	Futures†	$243,738	—
	Total			$243,738	—
500 Index Trust B	Equity contracts	Receivable/payable for futures	Futures†	$307,558	—
	Total			$307,558	—
International Equity Index Trust A	Equity contracts	Receivable/payable for futures	Futures†	$438,733	—
	Total			$438,733	—
International Equity Index Trust B	Equity contracts	Receivable/payable for futures	Futures†	$403,819	—
	Total			$403,819	—
International Index Trust	Equity contracts	Receivable/payable for futures	Futures†	$513,759	—
	Total			$513,759	—
Mid Cap Index Trust	Equity contracts	Receivable/payable for futures	Futures†	$295,995	—
	Total			$295,995	—
Small Cap Index Trust	Equity contracts	Receivable/payable for futures	Futures†	$263,640	—
	Total			$263,640	—
Strategic Equity Allocation Trust	Equity contracts	Receivable/payable for futures	Futures†	$6,993,001	—
	Total			$6,993,001	—
Total Stock Market Index Trust	Equity contracts	Receivable/payable for futures	Futures†	$204,182	—
	Total			$204,182	—

†	Reflects cumulative appreciation/depreciation on futures as disclosed in Note 3. Only the period end variation margin is separately disclosed in the Statements of Assets and Liabilities.

Effect of derivative instruments on the Statements of Operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended June 30, 2012:

Statement of Operations Location — Net Realized Gain (Loss) on:
Portfolio	Risk	Futures Contracts	Swap Contracts	Foreign Currency Transactions*	Total
500 Index Trust	Equity contracts	$5,532,019	—	—	$5,532,019
	Total	$5,532,019	—	—	$5,532,019

500 Index Trust B	Equity contracts	$629,911	—	—	$629,911
	Total	$629,911	—	—	$629,911

International Equity Index Trust A	Equity contracts	($321,735)	—	—	($321,735)
	Foreign currency contracts	—	—	($377,359)	(377,359)
	Total	($321,735)	—	($377,359)	($699,094)

International Equity Index Trust B	Equity contracts	($46,193)	—	—	($46,193)
	Foreign currency contracts	—	—	($306,135)	(306,135)
	Total	($46,193)	—	($306,135)	($352,328)

International Index Trust	Equity contracts	($509,320)	—	—	($509,320)
	Interest rate contracts	(553,947)	—	—	(553,947)
	Total	($1,063,267)	—	—	($1,063,267)

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Statement of Operations Location — Net Realized Gain (Loss) on:
Portfolio	Risk	Futures Contracts	Swap Contracts	Foreign Currency Transactions*	Total
Mid Cap Index Trust	Equity contracts	$574,088	—	—	$574,088
	Total	$574,088	—	—	$574,088

Small Cap Index Trust	Equity contracts	$845,800	—	—	$845,800
	Total	$845,800	—	—	$845,800

Strategic Equity Allocation Trust	Equity contracts	($4,968,569)	—	—	($4,968,569)
	Total	($4,968,569)	—	—	($4,968,569)

Total Bond Market Trust A	Credit Contracts	—	($137,697)	—	($137,697)
	Total	—	($137,697)	—	($137,697)

Total Stock Market Index Trust	Equity contracts	$235,459	—	—	$235,459
	Total	$235,459	—	—	$235,459

*	Realized gain/loss associated with forward foreign currency contracts is included in this caption on the Statement of Operations.

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended June 30, 2012:

Statement of Operations Location — Change in Unrealized Appreciation (Depreciation) of:
Portfolio	Risk	Futures Contracts	Translation of assets and liabilities in foreign currencies*	Total
500 Index Trust	Equity contracts	($1,149,321)		($1,149,321)
	Total	($1,149,321)	—	($1,149,321)

500 Index Trust B	Equity contracts	$248,694	—	$248,694
	Total	$248,694	—	$248,694

International Equity Index Trust A	Equity contracts	$424,834	—	$424,834
	Foreign currency contracts	—	$321,255	321,255
	Total	$424,834	$321,255	$746,089

International Equity Index Trust B	Equity contracts	$379,788	—	$379,788
	Foreign currency contracts	—	$245,574	245,574
	Total	$379,788	$245,574	$625,362

International Index Trust	Equity contracts	$920,741	—	$920,741
	Interest rate contracts	427,937	—	427,937
	Total	$1,348,678	—	$1,348,678

Mid Cap Index Trust	Equity contracts	($80,109)	—	($80,109)
	Total	($80,109)	—	($80,109)

Small Cap Index Trust	Equity contracts	$159,595	—	$159,595
	Total	$159,595	—	$159,595

Strategic Equity Allocation Trust	Equity contracts	$6,993,001	—	$6,993,001
	Total	$6,993,001	—	$6,993,001

Total Stock Market Index Trust	Equity contracts	$226,314	—	$226,314
	Total	$226,314	—	$226,314

*	Change in unrealized appreciation/depreciation associated with forward foreign currency contracts is included in the caption on the Statements of Operations.

4.  GUARANTEES AND INDEMNIFICATIONS Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Portfolios. Additionally, in the normal course of business, the Portfolios enter into contracts with service providers that contain general indemnification clauses. The Portfolios’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolios that have not yet occurred. The risk of material loss from such claims is considered remote.

5.  FEES AND TRANSACTIONS WITH AFFILIATES John Hancock Investment Management Services, LLC (the Adviser), serves as investment adviser for the Portfolios. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Portfolios. The Adviser and the Distributor are indirect wholly owned subsidiaries of MFC.

Management fee  The Portfolios have an investment management contract with the Adviser under which the Portfolios pay a daily management fee to the Adviser equivalent, on an annual basis, as detailed below. Aggregate net assets generally include the net assets of the Portfolios and the net assets of a similar fund of John Hancock Funds II (JHF II), unless otherwise noted below. JHF II Funds are advised by the Adviser and are distributed by an affiliate of the Adviser, John Hancock Funds, LLC.

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FEES AND TRANSACTIONS WITH AFFILIATES, CONTINUED

•	500 Index Trust — a) 0.470% of the first $500 million of aggregate net assets and b) 0.460% of the excess over $500 million of aggregate net assets.

•	500 Index Trust B — a) 0.470% of the first $500 million of average net assets and b) 0.460% of the excess over $500 million of average net assets

•	International Equity Index Trust A — a) 0.550% of the first $100 million of aggregate net assets and b) 0.530% of the excess over $100 million of aggregate net assets.

•	International Equity Index Trust B — a) 0.550% of the first $100 million of average net assets and b) 0.530% of the excess over $100 million of average net assets.

•	International Index Trust — a) 0.490% of the first $500 million of average net assets and b) 0.475% of the excess over $500 million of average net assets.

•	Mid Cap Index Trust and Small Cap Index Trust — a) 0.490% of the first $250 million of aggregate net assets; b) 0.480% of aggregate net assets between $250 million and $500 million; and c) 0.460% of the excess over $500 million of aggregate net assets.

•	Strategic Equity Allocation Trust — a) 0.675% of the first $2.5 billion of aggregate net assets; b) 0.650% of aggregate net assets between $2.5 billion and $ 7.5 billion; c) 0.625% of aggregate net assets between $7.5 billion and $10 billion and d) 0.600% of the excess over $10 billion of aggregate net assets.

•	Total Bond Market Trust A and Total Bond Market Trust B — a) 0.470% of the first $1.5 billion of aggregate net assets and b) 0.460% of the excess over $1.5 billion of aggregate net assets.

•	Total Stock Market Index Trust — a) 0.490% of the first $250 million of aggregate net assets; b) 0.480% of aggregate net assets between $250 million and $500 million; and c) 0.460% of the excess over $500 million of aggregate net assets.

•	Core Strategy Trust — The advisory fee has two components: (a) a fee on net assets invested in affiliated funds (Affiliated Fund Assets) and (b) a fee on net assets not invested in affiliated funds (Other Assets). Affiliated funds are any fund of the Trust, JHF II and John Hancock Funds III (JHF III) excluding Money Market Trust B, 500 Index Trust B, International Equity Index Trust B and Total Bond Market Trust B. The rates outlined below are applied to the Affiliated Fund Assets and Other Assets of Core Strategy Trust.

Portfolio	First $500 million of average net assets	Excess over $500 million of average net assets
Affiliated Fund Assets	0.05%	0.04%
Other Assets	0.50%	0.49%

The organizations described below act as the subadvisers to the Trust and its Portfolios pursuant to Subadvisory Agreements with the Adviser. Portfolio management is allocated among the following managers:

Portfolio	Subadviser
500 Index Trust	John Hancock Asset Management a division of Manulife Asset Management (North America) Limited (John Hancock Asset Management (North America))†*
500 Index Trust B	John Hancock Asset Management (North America)†*
Core Strategy Trust	John Hancock Asset Management a division of Manulife Asset Management (US) LLC and John Hancock Asset Management (North America)†*
International Equity Index Trust A	SSgA Funds Management, Inc.
International Equity Index Trust B	SSgA Funds Management, Inc.
International Index Trust	John Hancock Asset Management (North America)†*
Mid Cap Index Trust	John Hancock Asset Management (North America)†*
Small Cap Index Trust	John Hancock Asset Management (North America)†*
Strategic Equity Allocation Trust	John Hancock Asset Management (North America)†*
Total Bond Market Trust A	Declaration Management & Research, LLC†
Total Bond Market Trust B	Declaration Management & Research, LLC†
Total Stock Market Index Trust	John Hancock Asset Management (North America)†*

†	An affiliate of the Adviser.

*	Manulife Asset Management (North America) Limited is doing business as John Hancock Asset Management.

The Portfolios are not responsible for payment of the subadvisory fees.

Expense reimbursements  The Adviser voluntarily agreed to waive a portion of its management fee if certain expenses of the respective Portfolios exceed the percentage of average net assets as detailed below. Expenses excluded from this waiver are taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses, and extraordinary expenses not incurred in the ordinary course of the Portfolios’ business, advisory fees, Rule 12b-1 fees, and fees under any agreements or plans of the Portfolios dealing with services for shareholders and others with beneficial interests in shares of the Portfolios. This expense reduction will continue in effect until terminated by the Adviser.

Portfolio	Expense Limitation as a Percentage of Average Net Assets
500 Index Trust	0.075%
Core Strategy Trust	0.100%
International Equity Index Trust A	0.075%
International Index Trust	0.075%

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FEES AND TRANSACTIONS WITH AFFILIATES, CONTINUED

Portfolio	Expense Limitation as a Percentage of Average Net Assets
Mid Cap Index Trust	0.075%
Small Cap Index Trust	0.075%
Strategic Equity Allocation Trust	0.200%
Total Bond Market Trust A	0.075%
Total Stock Market Index Trust	0.075%

The Adviser has contractually agreed to waive a portion of its management fee for certain Portfolios (the Participating Portfolios) of the Trust and JHF II. Effective June 1, 2012, of the Portfolios covered in this report only Strategic Equity Allocation Trust is part of the Participaing Portfolios. Prior to June 1, 2012, all Portfolios with the exception of Core Strategy Trust were Participating Portfolios. The waiver equals, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the Participating Portfolios that exceeds $75 billion but is less than $100 billion; and 0.015% of that portion of the aggregate net assets of all the Participating Portfolios that equals or exceeds $100 billion. The amount of the reimbursement is calculated daily and allocated among all the Participating Portfolios in proportion to the daily net assets of each Portfolio. This arrangement may be amended or terminated at any time by the Adviser upon notice to the Portfolios.

The Adviser has contractually agreed to waive its advisory fee for 500 Index Trust B, International Equity Index Trust B and Total Bond Market Trust B in an amount so that the annual operating expenses do not exceed 0.25%, 0.34% and 0.25%, respectively. The waiver excludes 12b-1 fees, taxes, short dividends, brokerage commissions, interest expense, litigation and indemnification expenses, underlying fund expenses and other extraordinary expenses not incurred in the ordinary course of the Portfolio’s business. The expense waivers will remain in effect until April 30, 2014, and may terminate any time thereafter.

The Adviser has contractually agreed to limit its advisory fee for Strategic Equity Allocation Trust in an amount so that the annual operating expenses do not exceed 0.47%. The expense limitation will remain in effect until March 26, 2013, unless renewed by mutual agreement of the fund and the Adviser based upon a determination that is appropriate under the circumstances at the time.

The Adviser has contractually agreed to waive its advisory fee for Mid Cap Index Trust and Small Cap Index Trust by 0.10% and 0.05% of the Fund’s average daily net assets, respectively. The expense limitation agreements expire on May 31, 2013 unless renewed by mutual agreement of the Fund and the Adviser based upon a determination that this is appropriate under the circumstances at that time.

For the six months ended June 30, 2012, the waivers under these agreements amounted to:

Portfolio	Series I	Series II	Series NAV	Amount
500 Index Trust	$18,206	$848	$60,141	$79,195
500 Index Trust B	1,057,393	14,466	—	1,071,859
International Equity Index Trust A	4,018	500	196	4,714
International Equity Index Trust B	—	—	368,141	368,141
International Index Trust	—	—	24,178	24,178
Mid Cap Index Trust	42,428	7,378	15,644	65,450
Small Cap Index Trust	11,303	3,392	7,715	22,410
Strategic Equity Allocation Trust	—	—	2,790,343	2,790,343
Total Bond Market Trust A	1,657	1,852	17,616	21,125
Total Bond Market Trust B	—	—	212,357	212,357
Total Stock Market Index Trust	4,583	685	1,064	6,332

Expense recapture  The Adviser may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements made subsequent to January 1, 2009, for a period of three years following the beginning of the month in which such reimbursements or waivers originally occurred to the extent that the Portfolio is below its expense limitation during this period. The table below outlines the amounts recovered during the six months ended June 30, 2012, and the amount of waived or reimbursed expenses subject to potential recovery and the respective expiration dates. Certain reimbursements or waivers are not subject to recapture.

Portfolio	Amounts Eligible for recovery through 12-1-2012	Amounts Eligible for recovery through 12-1-2013	Amounts Eligible for recovery through 12-1-2014	Amounts Eligible for recovery through 12-1-2015	Amount recovered during the period ended 6-30-12
500 Index Trust B	$732,254	$1,923,683	$2,064,292	$1,057,393	—
International Equity Index Trust B	273,547	770,742	767,404	363,438	—
Total Bond Market Trust B	162,005	438,205	445,535	209,782	—

The net investment management fees incurred for the six months ended June 30, 2012, including the impact of waivers, reimbursements and amounts recaptured, were equivalent to an annual effective rate of the Portfolios’ average daily net assets as follows:

Portfolio	Annual Effective Rate	Portfolio	Annual Effective Rate
500 Index Trust	0.46%	Mid Cap Index Trust	0.46%
500 Index Trust B	0.22%	Small Cap Index Trust	0.47%
Core Strategy Trust	0.05%	Strategic Equity Allocation Trust	0.47%
Internatinal Equity Index Trust A	0.53%	Total Bond Market Trust A	0.48%
International Equity Index Trust B	0.28%	Total Bond Market Trust B	0.20%
International Index Trust	0.48%	Total Stock Market Index Trust	0.48%

Accounting and legal services  Pursuant to a service agreement, the Portfolios reimburse the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the Portfolios, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended June 30, 2012, amounted to an approximate annual rate of 0.01% of the Portfolios’ average daily net assets.

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FEES AND TRANSACTIONS WITH AFFILIATES, CONTINUED

Distribution and service plans  The Portfolios have a distribution agreement with the Distributor. The Portfolios have adopted distribution and service plans with respect to Series I and Series II shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Portfolios. The Portfolios may pay up to the following contractual rates of distribution and service fee under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Portfolios’ shares.

Class	12b-1 Fee
Series I	0.15%
Series II	0.35%

Currently, only 0.05% for Series I shares and 0.25% for Series II shares are charged for 12b-1 fees.

Trustee expenses  The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each Portfolio based on its average daily net assets.

6.  PORTFOLIO SHARE TRANSACTIONS Transactions in Portfolio shares for six months ended June 30, 2012 and the year ended December 31, 2011, were as follows:

500 Index Trust	Six months ended 6-30-12		Year ended 12-31-11
	Shares	Amount	Shares	Amount
Series I shares
Sold	3,725,330	$44,257,815	4,165,574	$45,926,839
Distributions reinvested	—	—	1,741,951	18,731,597
Repurchased	(3,908,732)	(46,376,060)	(9,668,451)	(108,134,318)
Net decrease	(183,402)	($2,118,245)	(3,760,926)	($43,475,882)
Series II shares
Sold	118,527	$1,376,995	485,599	$5,455,143
Distributions reinvested	—	—	74,624	798,311
Repurchased	(524,768)	(6,115,835)	(1,171,326)	(13,226,007)
Net decrease	(406,241)	($4,738,840)	(611,103)	($6,972,553)
Series NAV shares
Sold	248,062	$2,880,543	19,265,875	$198,196,318
Distributions reinvested	—	—	8,851,974	93,725,312
Repurchased	(28,577,922)	(335,677,108)	(45,991,268)	(503,619,362)
Redemption-in-kind (Note 10)	(381,588,046)	(4,517,950,920)	—	—
Net decrease	(409,917,906)	($4,850,747,485)	(17,873,419)	($211,697,732)
Net decrease	(410,507,549)	($4,857,604,570)	(22,245,448)	($262,146,167)

500 Index Trust B	Six months ended 6-30-12		Year ended 12-31-11
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	1,241,100	$20,730,966	2,327,977	$37,056,032
Distributions reinvested	—	—	995,305	15,416,904
Repurchased	(3,626,972)	(61,929,037)	(5,922,862)	(95,311,457)
Net decrease	(2,385,872)	($41,198,071)	(2,599,580)	($42,838,521)

Core Strategy Trust	Six months ended 6-30-12		Year ended 12-31-11
	Shares	Amount	Shares	Amount
Series I shares
Sold	7,562	$96,954	6,275	$78,821
Distributions reinvested	—	—	227	2,817
Repurchased	(2,076)	(27,304)	(621)	(7,963)
Net increase	5,486	$69,650	5,881	$73,675
Series II shares
Sold	630,862	$8,339,903	2,274,305	$29,659,783
Distributions reinvested	—	—	1,078,165	13,423,141
Repurchased	(2,231,255)	(29,285,324)	(4,416,539)	(56,352,967)
Net decrease	(1,600,393)	($20,945,421)	(1,064,069)	($13,270,043)
Series NAV shares
Sold	513,506	$6,746,095	1,294,590	$16,587,714
Issued in reorganization (Note 11)	286,435	3,853,866	—	—
Distributions reinvested	—	—	60,299	748,911
Repurchased	(250,455)	(3,345,740)	(251,916)	(3,251,013)
Net increase	549,486	$7,254,221	1,102,973	$14,085,612
Net increase (decrease)	(1,045,421)	($13,621,550)	44,785	$889,244

47

PORTFOLIO SHARE TRANSACTIONS, CONTINUED

International Equity Index Trust A	Six months ended 6-30-12		Year ended 12-31-11
	Shares	Amount	Shares	Amount
Series I shares
Sold	836,575	$8,026,733	825,402	$8,721,576
Distributions reinvested	—	—	1,608,870	14,914,972
Repurchased	(1,418,009)	(13,327,448)	(3,219,029)	(33,925,797)
Net decrease	(581,434)	($5,300,715)	(784,757)	($10,289,249)
Series II shares
Sold	57,360	$517,613	151,566	$1,450,397
Distributions reinvested	—	—	200,691	1,864,789
Repurchased	(358,792)	(3,369,423)	(807,256)	(8,598,997)
Net decrease	(301,432)	($2,851,810)	(454,999)	($5,283,811)
Series NAV shares
Sold	121,776	$1,122,523	478,186	$5,326,280
Distributions reinvested	—	—	76,172	703,950
Repurchased	(69,918)	(671,649)	(397,313)	(4,292,402)
Net increase	51,858	$450,874	157,045	$1,737,828
Net decrease	(831,008)	($7,701,651)	(1,082,711)	($13,835,232)

International Equity Index Trust B	Six months ended 6-30-12		Year ended 12-31-11
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	790,617	$10,921,223	1,089,644	$16,489,721
Distributions reinvested	—	—	804,699	10,699,078
Repurchased	(968,106)	(13,452,745)	(3,770,646)	(59,772,141)
Net decrease	(177,489)	($2,531,522)	(1,876,303)	($32,583,342)

International Index Trust	Six months ended 6-30-12		Year ended 12-31-11
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	1,162,760	$17,900,616	11,734,579	$187,240,393
Distributions reinvested	—	—	5,826,097	86,320,345
Repurchased	(2,254,940)	(35,985,646)	(6,943,766)	(125,749,227)
Redemption-in-kind (Note 10)	(120,093,154)	(1,850,465,300)	—	—
Net increase (decrease)	(121,185,334)	($1,868,550,330)	10,616,910	$147,811,511

Mid Cap Index Trust	Six months ended 6-30-12		Year ended 12-31-11
	Shares	Amount	Shares	Amount
Series I shares
Sold	774,015	$14,282,264	2,233,905	$41,322,549
Distributions reinvested	—	—	870,580	14,015,717
Repurchased	(1,161,641)	(21,188,520)	(3,015,761)	(52,206,625)
Net increase (decrease)	(387,626)	($6,906,256)	88,724	$3,131,641
Series II shares
Sold	60,711	$1,091,318	301,506	$5,204,702
Distributions reinvested	—	—	151,740	2,431,024
Repurchased	(505,036)	(9,202,990)	(1,050,173)	(18,762,749)
Net decrease	(444,325)	($8,111,672)	(596,927)	($11,127,023)
Series NAV shares
Sold	262,991	$4,706,967	2,816,242	$45,956,845
Distributions reinvested	—	—	1,324,382	21,332,597
Repurchased	(2,940,077)	(53,812,585)	(5,334,778)	(97,670,720)
Redemption-in-kind (Note 10)	(29,073,217)	(535,744,994)	—	—
Net decrease	(31,750,303)	($584,850,612)	(1,194,154)	($30,381,278)
Net decrease	(32,582,254)	($599,868,540)	(1,702,357)	($38,376,660)

Small Cap Index Trust	Six months ended 6-30-12		Year ended 12-31-11
	Shares	Amount	Shares	Amount
Series I shares
Sold	442,634	$6,255,924	1,071,191	$14,827,308
Distributions reinvested	—	—	256,181	3,224,997
Repurchased	(1,007,646)	(14,228,861)	(2,242,219)	(30,987,941)
Net decrease	(565,012)	($7,972,937)	(914,847)	($12,935,636)
Series II shares
Sold	41,737	$573,100	123,814	$1,563,044
Distributions reinvested	—	—	71,294	889,412
Repurchased	(350,780)	(4,976,210)	(840,931)	(11,597,905)
Net decrease	(309,043)	($4,403,110)	(645,823)	($9,145,449)
Series NAV shares
Sold	453,666	$6,238,098	3,598,590	$45,899,351
Distributions reinvested	—	—	596,483	7,514,925
Repurchased	(2,385,020)	(34,236,823)	(5,818,385)	(82,754,378)
Redemption-in-kind (Note 10)	(26,389,966)	(374,109,856)	—	—
Net decrease	(28,321,320)	($402,108,581)	(1,623,312)	($29,340,102)
Net decrease	(29,195,375)	($414,484,628)	(3,183,982)	($51,421,187)

48

PORTFOLIO SHARE TRANSACTIONS, CONTINUED

Strategic Equity Allocation Trust	Period ended 6-30-12[1]
	Shares	Amount
Series NAV shares
Sold	7,002,078	$83,668,259
Issued in reorganization (Note 10)	582,261,686	7,278,271,070
Repurchased	(6,486,451)	(79,255,864)
Net increase	582,777,313	$7,282,683,465

1	Period from 4-16-12 (commencement of operations) to 6-30-12.

Total Bond Market Trust A	Six months ended 6-30-12		Year ended 12-31-11
	Shares	Amount	Shares	Amount
Series I shares
Sold	1,658,336	$23,892,441	2,146,583	$30,856,559
Distributions reinvested	—	—	212,400	3,025,089
Repurchased	(405,408)	(5,843,693)	(1,194,476)	(16,786,076)
Net increase	1,252,928	$18,048,748	1,164,507	$17,095,572
Series II shares
Sold	2,282,913	$33,172,850	12,056,538	$173,806,966
Distributions reinvested	—	—	249,769	3,566,707
Repurchased	(1,977,142)	(28,385,978)	(6,364,692)	(91,258,515)
Net increase	305,771	$4,786,872	5,941,615	$86,115,158
Series NAV shares
Sold	4,401,039	$63,278,930	7,244,263	$101,525,233
Distributions reinvested	—	—	3,128,620	44,639,324
Repurchased	(68,781,450)	(992,517,034)	(14,448,450)	(208,687,804)
Net decrease	(64,380,411)	($929,238,104)	(4,075,567)	($62,523,247)
Net increase (decrease)	(62,821,712)	($906,402,484)	3,030,555	$40,687,483

Total Bond Market Trust B	Six months ended 6-30-12		Year ended 12-31-11
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	690,073	$7,310,393	929,069	$9,794,066
Distributions reinvested	—	—	663,979	6,938,524
Repurchased	(1,087,108)	(11,485,842)	(2,410,181)	(25,178,867)
Net decrease	(397,035)	($4,175,449)	(817,133)	($8,446,277)

Total Stock Market Index Trust	Six months ended 6-30-12		Year ended 12-31-11
	Shares	Amount	Shares	Amount
Series I shares
Sold	1,167,915	$14,648,082	1,641,088	$19,269,076
Distributions reinvested	—	—	293,822	3,350,455
Repurchased	(883,376)	(11,017,802)	(2,335,606)	(27,481,249)
Net increase (decrease)	284,539	$3,630,280	(400,696)	($4,861,718)
Series II shares
Sold	23,198	$291,742	39,564	$440,440
Distributions reinvested	—	—	39,131	444,517
Repurchased	(252,355)	(3,165,026)	(710,400)	(8,401,387)
Net decrease	(229,157)	($2,873,284)	(631,705)	($7,516,430)
Series NAV shares
Sold	114,912	$1,451,523	265,414	$3,201,771
Distributions reinvested	—	—	73,732	839,979
Repurchased	(348,338)	(4,349,326)	(1,214,935)	(14,551,351)
Net decrease	(233,426)	($2,897,803)	(875,789)	($10,509,601)
Net decrease	(178,044)	($2,140,807)	(1,908,190)	($22,887,749)

7.  PURCHASE AND SALE OF SECURITIES Purchases and sales of securities, other than short-term securities and U.S. Treasury obligations, are aggregated below for the six months ended June 30, 2012. In addition the purchases and sales of U.S. Treasury obligations are aggregated below for the six months ended June 30, 2012.

Purchases and sales of securities, other than short-term securities and U.S. Treasury obligations, are aggregated below for the six months ended June 30, 2012.

PORTFOLIO	PURCHASES	SALES & MATURITIES
500 Index Trust[1]	$49,823,160	$4,841,441,119
500 Index Trust B	14,856,370	52,295,948
Core Strategy Trust	14,672,707	29,775,042
International Equity Index Trust A	4,925,457	8,209,433
International Equity Index Trust B	9,010,417	4,909,545
International Index Trust[1]	92,424,033	1,917,123,408
Mid Cap Index Trust[1]	33,266,642	621,925,759
Small Cap Index Trust[1]	51,247,292	457,841,198
Strategic Equity Allocation Trust	7,250,394,429	96,581,647
Total Bond Market Trust A	36,662,765	597,759,869
Total Bond Market Trust B	4,129,185	13,625,788
Total Stock Market Trust	16,355,919	16,813,264

Purchase and sales of U.S. Treasury obligations are aggregated below for the six months ended June 30, 2012.

FUND	PURCHASES	SALES & MATURITIES
Total Bond Market Trust A	$425,429,853	$727,313,324
Total Bond Market Trust B	12,435,505	5,797,500

1	The Sales & Maturities includes market value of securities relating to redemptions-in-kind during the period. See Note 10 for the realized gain (loss) related to the redemption-in-kind.

49

8.  INVESTMENT BY AFFILIATED PORTFOLIOS Certain investors in the Portfolios are affiliated funds and are managed by the Adviser and its affiliates. The affiliated funds do not invest in the Portfolios for the purpose of exercising management or control; however, this investment may represent a significant portion of the Portfolios’ net assets. For the six months ended June 30, 2012, the following Portfolios had an affiliate ownership concentration of 5% or more of their net assets:

Portfolio	Affiliate Concentration
500 Index Trust	21.8%
International Index Trust	66.8%
Mid Cap Index Trust	8.1%
Small Cap Index Trust	6.7%
Strategic Equity Allocation Trust	100.0%
Total Bond Market Trust A	44.5%

9.  INVESTMENT IN AFFILIATED UNDERLYING PORTFOLIO Core Strategy Trust invests primarily in affiliated underlying Portfolios that are managed by the Adviser and affiliates. The Portfolio does not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the Portfolio’s investment may represent a significant portion of each underlying Portfolio’s net assets. For the six months ended June 30, 2012, the following Fund held 5% or more of an underlying Portfolio’s net assets:

PORTFOLIO	AFFILIATE SERIES NAV	PERCENTAGE OF UNDERLYING FUND’S NET ASSETS
Core Strategy Trust	500 Index Trust	16.9%
	International Index Trust	66.8%
	Mid Cap Index Trust	8.1%
	Small Cap Index Trust	6.7%
	Total Bond Market Trust A	30.7%

10.  REDEMPTIONS-IN-KIND  On April 16, 2012, the following Portfolios recorded in-kind redemptions of portfolio securities. The redeeming shareholders were fund of funds that are series of the Trust. Each redeeming shareholder received a pro rata share of the securities held by each respective portfolio in the Trust. The redemptions in-kind were effected in connection with the simultaneous subscriptions in-kind of these securities by the Strategic Equity Allocation Trust, a series of the Trust. The portfolios affected by this transaction were the 500 Index, Mid Cap Index, Small Cap Index and International Index. This transaction is a non-taxable event. Below is a summary of the market value of securities and cash redeemed and realized gains generated by the portfolios relating to the transaction.

Portfolio	Market Value of Securities and Cash Redeemed	Realized Gain
500 Index Trust	$4,517,950,920	$1,230,512,919
International Index Trust	$1,850,465,300	$99,624,976
Mid Cap Index Trust	$535,744,994	$34,502,809
Small Cap Index Trust	$374,109,856	$131,184,643

11.  REORGANIZATIONS On April 17, 2012, the shareholders of Core Balanced Strategy Trust (Acquired Portfolio) voted to approve an Agreement and Plan of Reorganization (the Agreement) which provided for an exchange of shares of Core Strategy Trust (Acquiring Portfolio) with a value equal to the net assets transferred.

The Agreement provided for (a) the acquisition of all the assets, subject to all of the liabilities, of the Acquired Portfolio in exchange for shares a representative amount of the Acquiring Portfolio with a value equal to the net assets transferred; (b) the liquidation of the Acquired Portfolio; and (c) the distribution to the Acquired Portfolio’s shareholders of such Acquiring Portfolio’s shares. The reorganization was intended to consolidate the Acquired Portfolio with a portfolio with similar objectives. The combined portfolio may be better positioned in the market to increase asset size and achieve economies of scale. As a result of the reorganization, the Acquiring Portfolio is the legal and accounting survivor.

Based on the opinion of tax counsel, the reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized by the Acquired Portfolio or its shareholders. Thus, the investments were transferred to the Acquiring Portfolio at the Acquired Portfolio’s identified cost. All distributable amounts of net income and realized gains from the Acquired Portfolio were distributed prior to the reorganization. In addition, the expenses of the reorganization were borne by the Acquired Portfolio. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the New York Stock Exchange (NYSE) on April 27, 2012. The following outlines the reorganization:

ACQUIRING PORTFOLIO	ACQUIRED PORTFOLIO	ACQUIRED NET ASSET VALUE OF THE ACQUIRED PORTFOLIO	APPRECIATION OF THE ACQUIRED PORTFOLIO INVESTMENT	SHARES REDEEMED BY THE ACQUIRED PORTFOLIO	SHARES ISSUED BY THE ACQUIRING PORTFOLIO	ACQUIRING PORTFOLIO NET ASSETS PRIOR TO COMBINATION	ACQUIRING PORTFOLIO TOTAL NET ASSETS AFTER COMBINATION
Core Strategy Trust	Core Balanced Strategy Trust	$3,853,866	$391,899	253,714	286,435	$729,038,301	$732,892,168

Because the combined portfolio has been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of net investment income and gains attributable to the Acquired Portfolio that have been included in the Acquiring Portfolio’s Statement of Operations at June 30, 2012. See Note 6 for capital shares issued in connection with the above referenced reorganizations.

Assuming the acquisition had been completed on January 1, 2012, the beginning of the reporting period, the Acquiring Portfolio’s pro forma results of operations for the six months ended June 30, 2012 are as follow:

Net investment income	($1,100,822)
Net realized and unrealized gain (loss)	41,132,507
Increase (decrease) in net assets from operations	40,232,063

50

12.  PENDING REORGANIZATIONS On June 28, 2012, the Board of Trustees approved an Agreement and Plan of Reorganization providing for the following reorganizations:

ACQUIRED PORTFOLIO	ACQUIRING PORTFOLIO
500 Index Trust	500 Index Trust B
International Equity Index Trust A	International Equity Index Trust B
Total Bond Market Trust A	Total Bond Market Trust B

A meeting of the shareholders of each Acquired Portfolio has been schedule for October 4, 2012 to approve the respective reorganization. If approved, each reorganization is scheduled to occur immediately after close of business on Friday, November 2, 2012.

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John Hancock Variable Insurance Trust

Special Shareholder Meeting (Unaudited)

On April 17, 2012, a Special Meeting of the Shareholders of Balanced Trust, Core Allocation Trust, Core Disciplined Diversification Trust, Core Balanced Trust and Large Cap Trust, each a series of John Hancock Variable Insurance Trust was held at 601 Congress Street, Boston, Massachusetts at 10 a.m., Eastern Time for the purpose of considering and voting upon:

Proposal One:	Approval of the Agreement and Plan of Reorganization providing for the combination of the Core Balanced Strategy Trust into the Core Strategy Trust.

PROPOSAL ONE PASSED ON April 17, 2012.

FOR	AGAINST	ABSTAIN
224,129.871	8,600.599	19,345.938

Proposal Two:	Approval of the Agreement and Plan of Reorganization providing for the combination of the Core Allocation Trust into the Lifestyle Growth Trust.

PROPOSAL TWO PASSED ON April 17, 2012.

FOR	AGAINST	ABSTAIN
7,191,114.619	187,932.032	584,240.531

Proposal Three:	Approval of the Agreement and Plan of Reorganization providing for the combination of the Core Disciplined Diversification Trust into the Lifestyle Growth Trust.

PROPOSAL THREE PASSED ON April 17, 2012.

FOR	AGAINST	ABSTAIN
10,050,494.345	458,532.178	1,570,448.959

Proposal Four:	Approval of the Agreement and Plan of Reorganization providing for the combination of the Core Balanced Trust into the Lifestyle Growth Trust.

PROPOSAL FOUR PASSED ON April 17, 2012.

FOR	AGAINST	ABSTAIN
12,170,397.187	466,765.655	1,356,461.168

Proposal Five:	Approval of the Agreement and Plan of Reorganization providing for the combination of the Balanced Trust into the Lifestyle Growth Trust.

PROPOSAL FIVE PASSED ON April 17, 2012.

FOR	AGAINST	ABSTAIN
5,517,234.428	500,257.572	0

Proposal Six:	Approval of the Agreement and Plan of Reorganization providing for the combination of the Large Cap Trust into the U.S. Equity Trust.

PROPOSAL SIX PASSED ON April 17, 2012.

FOR	AGAINST	ABSTAIN
10,567,067.363	544,273.619	1,156,768.156

52

John Hancock Variable Insurance Trust

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees (the “Board”) of the Advisory Agreement (the “Advisory Agreement”) and each of the Subadvisory Agreements and the Sub-Subadvisory Agreements (collectively, the “Subadvisory Agreements”) for each of the portfolios (the “Funds”) of John Hancock Variable Insurance Trust (the “Trust” or “JHVIT”) included in this report except the Strategic Equity Allocation Trust which recently commenced operations.

At in-person meetings held on May 24-25, 2012, the Board, including all of the Trustees who are not considered to be “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), approved for an annual period the continuation of the Advisory and Subadvisory Agreements with respect to each of the Funds.

Evaluation by the Board of Trustees

The Board, including the Independent Trustees, is responsible for selecting the Trust’s adviser, John Hancock Investment Management Services, LLC (the “Adviser” or “JHIMS”), approving the Adviser’s selection of subadvisers for each of the Funds (each a “Sub-Adviser”, and collectively, the “Sub-Advisers”) and approving the Trust’s advisory and subadvisory (and any sub-subadvisory) agreements, their periodic continuation and any amendments. Consistent with Securities and Exchange Commission rules, the Board regularly evaluates the Trust’s advisory and subadvisory arrangements, including consideration of the factors listed below. The Board may also consider other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board is furnished with an analysis of its fiduciary obligations in connection with its evaluation and, throughout the evaluation process, the Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel. The factors considered by the Board are:

(1)	the nature, extent and quality of the services to be provided by the Adviser to the Trust and by the Sub-Advisers to the Funds;

(2)	the investment performance of the Funds and their Sub-Advisers;

(3)	the extent to which economies of scale would be realized as a Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund shareholders;

(4)	the costs of the services to be provided and the profits to be realized by the Adviser and its affiliates (including any subadvisers that are affiliated with the Adviser) from the Adviser’s relationship with the Trust; and

(5)	comparative services rendered and comparative advisory and subadvisory fee rates.

The Board believes that information relating to all of these factors is relevant to its evaluation of the Trust’s advisory agreement. The Board also takes into account any indirect benefits expected to be derived by the Adviser and its affiliates and the Sub-Advisers and their affiliates from their relationships with the Funds. With respect to its evaluation of subadvisory agreements (including any sub-subadvisory agreements) with subadvisers not affiliated with the Adviser, the Board believes that, in view of the Trust’s “manager-of-managers” advisory structure, the costs of the services to be provided and the profits to be realized by those Sub-Advisers that are not affiliated with the Adviser from their relationship with the Trust generally are not a material factor in the Board’s consideration of these Subadvisory agreements because such fees are paid by the Adviser and not by the Funds and the Board relies on the ability of the Adviser to negotiate the subadvisory fees at arms-length.

In evaluating subadvisory arrangements, the Board also considers other material business relationships that unaffiliated Sub-Advisers and their affiliates have with the Adviser or its affiliates, including the involvement by certain affiliates of certain Sub-Advisers in the distribution of financial products, including shares of the Trust, offered by the Adviser and other affiliates of the Adviser (“Material Relationships”).

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on May 24-25, 2012, the Board, including all of the Independent Trustees, re-approved the Advisory Agreement and the applicable Subadvisory Agreements with respect to each of the Funds.

In considering the Advisory Agreement and the Subadvisory Agreements, the Board received in advance of the meeting a variety of materials relating to each Fund, the Adviser and each Sub-Adviser, including comparative performance, fee and expense information for a peer group of similar mutual funds prepared by an independent third party provider of mutual fund data, including performance information for relevant benchmark indices and other information provided by the Adviser and the Sub-Advisers regarding the nature, extent and quality of services provided by the Adviser and the Sub-Advisers under their respective Agreements. The Board also took into account discussions with management and information provided to the Board in its meetings throughout the year with respect to the services provided by the Adviser and the Sub-Advisers to the Funds, including quarterly performance reports prepared by management containing reviews of investment results, and periodic presentations from the Sub-Advisers with respect to the Funds they manage. The Board noted the affiliation of certain of the Sub-Advisers with JHIMS, noting any potential conflicts of interest.

Throughout the process, the Trustees were afforded the opportunity to ask questions of and request additional information from management. The Independent Trustees also received a memorandum from their independent counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

Among the information received by the Board from the Adviser relating to the nature, extent and quality of services provided to the Funds, the Board reviewed information provided by JHIMS relating to its operations and personnel and information regarding JHIMS’s compliance and regulatory history. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (“CCO”) regarding the Funds’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considers the Adviser’s risk management processes. The Board considered that JHIMS is responsible for the management of the day-to-day operations of the Funds, including but not limited to, general supervision of and coordination of the services provided by the Sub-Advisers, and is also responsible for monitoring and reviewing the activities of the Sub-Advisers and other third-party service providers.

In considering the nature, extent and quality of the services provided by the Adviser, the Trustees also took into account their knowledge of JHIMS’ management and the quality of the performance of its duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of another trust in the complex.

In approving the renewal of the Advisory Agreement, and with reference to the factors that it regularly considers when considering approval of advisory and subadvisory agreements as listed above, the Board:

(1)–(a) considered the high value to the Trust of continuing its relationship with JHIMS as the Trust’s adviser, the skills and competency with which JHIMS has in the past managed the Trust’s affairs and its subadvisory relationships, JHIMS’s oversight and monitoring of the Sub-Advisers’ investment performance and compliance programs including its timeliness in responding to performance issues and the qualifications of JHIMS’s personnel;

(b) considered JHIMS’s compliance policies and procedures and noted its responsiveness to regulatory changes and mutual fund industry developments;

(c) considered JHIMS’s administrative capabilities, including its ability to supervise the other service providers for the Funds;

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John Hancock Variable Insurance Trust

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

(d) considered the financial condition of JHIMS and whether it had the financial wherewithal to provide a high level and quality of services to the Funds; and

(e) recognized the JHIMS’s reputation and experience in serving as an investment adviser to the Trust, and considered the benefit to contractholders of investing in funds that are part of a family of variable insurance portfolios offering a variety of investments.

The Board concluded that JHIMS may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the Funds;

(2)–(a) reviewed the investment performance of each of the Funds;

(b) reviewed the comparative performance of their respective benchmarks;

(c) considered the performance of comparable funds as included in a report prepared by an independent third party provider of mutual fund data (i.e., funds underlying variable insurance products having approximately the same investment classification/objective), if any. Such report included each Fund’s ranking within a smaller group of peer funds and the Fund’s ranking within broader groups of funds, as well as a description of the methodology used to determine the similarity of each Fund with the funds included in each group; and

(d) took into account JHIMS’s analysis of each Fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally and with respect to particular Funds.

The Board concluded that the performance of each of the Funds has generally been in line with or generally outperformed the historical performance of comparable funds and the Fund’s respective benchmarks with the exceptions noted in Appendix A and in such cases, that appropriate action is being taken to address performance, if necessary, or that such performance is reasonable in light of all factors considered, and that JHIMS may reasonably be expected to continue ably to monitor the performance of the Funds and each of their subadvisers.

3)–(a) with respect to each Fund (except those listed below), considered that the Adviser has agreed to waive its management fee for each of these Funds and each of the funds of John Hancock Funds II (except those listed below) (the “Participating Portfolios”) or otherwise reimburse the expenses of the Participating Portfolios as follows (the “Reimbursement”) and that, at the request of the Board, the Reimbursement rate was increased effective May 31, 2011. The current Reimbursement rate is as follows: The Reimbursement shall equal, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the Participating Portfolios that exceed $75 billion but is less than $100 billion and 0.015% of that portion of the aggregate net assets of all the Participating Portfolios that equals or exceeds $100 billion. The amount of the Reimbursement shall be calculated daily and allocated among all the Participating Portfolios in proportion to the daily net assets of each Participating Portfolio, and that Reimbursement may be terminated or modified by the Adviser only upon notice to the Trust and approval of the Board of Trustees of the Trust. (The Funds that are not Participating Portfolios as of the date of this semi-annual report are each of the fund of funds, money market funds and index funds of the Trust and John Hancock Funds II.)

(b) reviewed the Trust’s advisory fee structure and the incorporation therein of any subadvisory fee breakpoints in the advisory fees charged and concluded that (i) most of the Funds contain breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for Funds and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of Funds with advisory fee breakpoints to benefit from economies of scale if those Funds grow. The Board also took into account management’s discussion of the Funds’ advisory fee structure, including with respect to those Funds that did not currently have breakpoints, and also noted that management had agreed to add breakpoints or implement additional breakpoints to the advisory fee structure of certain of the Funds; and

(c) The Board also considered the effect of the Funds’ growth in size on their performances and fees. The Board also noted that if the Funds’ assets increase over time, the Funds may realize other economies of scale if assets increase proportionally more than certain other fixed expenses.

(4)–(a) reviewed the financial statements of JHIMS and considered (i) an analysis presented by JHIMS regarding the net profitability to JHIMS and Manulife Financial Corporation, the Adviser’s parent, of each Fund and the net profitability to Manulife Financial Corporation of the retirement and variable insurance products for which the Trust serves as the underlying investment medium; and (ii) the representation by the John Hancock insurance companies in registration statements for registered variable insurance contracts using the Funds as investment options in registered separate accounts, that the fees and charges deducted under their variable insurance contracts (including the fees and expenses of the Trust), in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by such companies;

(b) reviewed and considered an analysis presented by JHIMS regarding the profitability of JHIMS’s relationship with each Fund and whether JHIMS has the financial ability to continue to provide a high level of services to the Fund;

(c) considered that the John Hancock insurance companies that are affiliates of JHIMS, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain Funds of the Trust and noted that these tax benefits, which are not available to contract owners under applicable income tax law, are reflected in the profitability analysis reviewed by the Board;

(d) considered that JHIMS also provides administrative services to the Funds on a cost basis pursuant to an administrative services agreement and took into account information prepared by JHIMS indicating the allocation of such costs;

(e) noted that certain of the Funds’ Sub-Advisers are affiliates of the Adviser;

(f) noted that John Hancock Signature Services, LLC and John Hancock Distributors, LLC, affiliates of the Adviser, provide transfer agency services and distribution services to the Funds, respectively, and that JHIMS also derives reputational and other indirect benefits from providing advisory services to the Funds;

(g) noted that the subadvisory fees for the Funds are paid by JHIMS and are negotiated at arms’ length with respect to the unaffiliated Sub-Advisers; and

(h) considered that the Adviser should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to each Fund and the entrepreneurial risk that it assumes as Adviser.

Based upon its review, the Board concluded that the Adviser and its affiliates’ level of profitability, if any, from their relationship with each Fund was reasonable and not excessive.

(5)–reviewed comparative information prepared by an independent third party provider of mutual fund data including, among other data, each Fund’s contractual and actual advisory and subadvisory fees and total expenses as compared to similarly situated investment companies underlying variable insurance products deemed to be comparable to the Funds. The Board considered each Fund’s ranking within a smaller group of peer funds chosen by the independent third party provider, as well as the Fund’s ranking within broader groups of funds. In comparing each Fund’s actual and contractual management fee to that of comparable funds, the Board noted that such fee includes both advisory and administrative costs.

The Board determined that the Trust’s advisory fees are generally within a competitive range of those incurred by other comparable funds. In this regard, the Board took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by the Adviser after payment of the subadvisory fee. The Board also noted that JHIMS is currently waiving fees and/or reimbursing expenses with respect to certain of the Funds. The Board also noted that the Adviser pays the subadvisory fees of the Funds, and that such fees are negotiated at arm’s length with respect to unaffiliated Sub-Advisers. In addition, the Board noted that the Adviser effected advisory and subadvisory fee reductions in the past year with respect to several Funds. The Board also noted management’s discussion of the Funds’

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John Hancock Variable Insurance Trust

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

expenses, as well as certain actions taken over the past several years to reduce the Funds’ operating expenses. The Board also took into account the level and quality of services provided by JHIMS with respect to the Funds, as well as the other factors considered. The Board concluded that the advisory fees paid by the Trust with respect to the Funds are reasonable.

In addition, in the case of the Fundamental Holdings Trust, Global Diversification Trust, Core Diversified Growth & Income Trust, Core Fundamental Holdings Trust, Core Global Diversification Trust, Core Strategy Trust, Franklin Templeton Founding Allocation Trust, each Lifestyle Trust and each Lifestyle PS Series Trust (each a “Fund of Funds”), the Trustees reviewed the advisory fee to be paid to the Adviser for each Fund of Funds and concluded that the advisory fee to be paid to the Adviser with respect to each Fund of Funds is based on services provided that are in addition to, rather than duplicative of, the services provided pursuant to the advisory agreements for the underlying portfolios of the Fund of Funds and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of a Fund of Funds and those of its underlying portfolios.

Additional information relating to each Fund’s fees and expenses and performance that the Board considered in approving the Advisory Agreement is set forth in Appendix A.

Approval of Subadvisory Agreements

In making its determination with respect to the factors that it considers in considering approval of the Sub-Advisory Agreements, the Board reviewed:

(1)	information relating to each Sub-Adviser’s business, including current subadvisory services to the Trust (and other funds in the John Hancock family of funds);

(2)	the historical and current performance of each Fund and comparative performance information relating to the Fund’s benchmark and comparable funds;

(3)	the subadvisory fee for each Fund, including any breakpoints, and comparative fee information prepared by an independent third party of mutual fund data; and

(4)	information relating to the nature and scope of Material Relationships and their significance to the Trust’s Adviser and unaffiliated Sub-Advisers.

With respect to the services provided by each of the Sub-Advisers, the Board received information provided to the Board by each Sub-Adviser, including each Sub-Adviser’s Form ADV, as well as considered information presented throughout the past year. The Board considered the Sub-Adviser’s current level of staffing and its overall resources, as well as its compensation program. The Board reviewed each Sub-Adviser’s history and investment experience, as well as information regarding the qualifications, background and responsibilities of the Sub-Adviser’s investment and compliance personnel who provide services to the Funds. The Board also considered, among other things, the Sub-Adviser’s compliance program and any disciplinary history. The Board also considered the Sub-Adviser’s risk assessment and monitoring process. The Board noted each Sub-Adviser’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board also noted that the CCO and his staff conduct regular, periodic compliance reviews with each of the Sub-Advisers and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Sub-Advisers and procedures reasonably designed by them to assure compliance with the federal securities laws. The Board also took into account the financial condition of each Sub-Adviser.

The Board considered each Sub-Adviser’s investment process and philosophy. The Board took into account that each Sub-Adviser’s responsibilities include the development and maintenance of an investment program for the applicable Fund which is consistent with the Fund’s investment objectives, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to each Sub-Adviser’s brokerage policies and practices, including with respect to best execution and soft dollars. The Board also reviewed information relating to the nature and scope of Material Relationships and their significance to the Adviser and its affiliates and to unaffiliated Sub-Advisers.

The Board also took into account the sub-advisory fees paid by the Adviser to fees charged by each Fund’s Sub-Adviser to manage other sub-advised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

The Board also received information regarding any Material Relationships with respect to the unaffiliated Sub-Advisers, which include arrangements in which unaffiliated Sub-Advisers or their affiliates provide advisory, distribution or management services in connection with financial products sponsored by the Trust’s Adviser or its affiliates, and may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interest the Adviser might have in connection with the Sub-Advisory Agreements.

The Board’s decision to approve each Subadvisory Agreement was based on a number of determinations, including the following:

(1)	The Sub-Adviser has extensive experience and demonstrated skills as a manager;

(2)	Although not without variation, the performance of each Fund managed by a Sub-Adviser has generally been in line with or generally outperformed the historical performance of comparable funds and the Fund’s respective benchmarks with the exceptions noted in Appendix A (with respect to such exceptions, the Board concluded that appropriate action was being taken to address such Funds’ performance, if necessary, or that performance was reasonable in light of all factors considered);

(3)	The subadvisory fees generally are (i) competitive and within the range of industry norms and (ii) are paid by JHIMS out of its advisory fees it receives from the Fund (in the case of each sub-subadvisory agreement, that the sub-subadvisory fee would be paid by the Sub-Adviser out of the subadvisory fee) and would not be an expense of the Fund, and, with respect to each Sub-Adviser that is not affiliated with the Adviser, are a product of arm’s length negotiation between the Adviser and the Sub-Adviser; and the Board concluded that each Fund’s subadvisory fees are reasonable; and

(4)	With respect to those Funds that have subadvisory fees that contain breakpoints, such breakpoints are reflected as breakpoints in the advisory fees for the Funds in order to permit shareholders to benefit from economies of scale if those Funds grow.

In addition, in the case of each Fund of Funds, the Trustees reviewed the subadvisory fee to be paid to the Sub-Adviser for the Fund of Funds and concluded that the subadvisory fee to be paid to the Sub-Adviser with respect to each Fund of Funds is based on services provided that are in addition to, rather than duplicative of, the services provided pursuant to the subadvisory agreements for the underlying portfolios of the Fund of Funds and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of a Fund of Funds and those of its underlying portfolios.

Additional information relating to each Fund’s fees and expenses and performance that the Board considered for a particular Fund is set forth in Appendix A.

* * *

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and each of the Sub-Advisory Agreements would be in the best interest of each of the Funds and its respective shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and each of the Subadvisory Agreements for an additional one-year period.

55

John Hancock Variable Insurance Trust

Appendix A

Portfolio (Subadviser)	Performance of Trust, as of March 31, 2012	Fees and Expenses	Other Comments

500 Index Trust (John Hancock Asset Management)	Benchmark Index — The Trust underperformed for the one-, three- and five-year periods. Lipper Category — The Trust underperformed for the one-, three- and five-year periods.
Subadvisory fees for this Trust are lower than the peer group median.

Net management fees for this Trust are higher than the peer group median.

Total expenses for this Trust are higher than the peer group median.

The Board took into account the proposed plans with respect to the Trust in that management would be proposing at the June 2012 meeting that the Trust be merged into another JHVIT Trust.

The Board took into account management’s discussion of Trust’s expenses, including the advisory/ subadvisory fee structure.

500 Index Trust B (John Hancock Asset Management)	Benchmark Index — The Trust underperformed for the one-, three- and five-year periods. Lipper Category — The Trust outperformed for the one-, three- and five-year periods.
Subadvisory fees for this Trust are lower than the peer group median.

Net management fees for this Trust are lower than the peer group median.

Total expenses for this Trust are lower than the peer group median.

The Board took into account management’s discussion of the Trust’s performance relative to its benchmark, noting that performance of the Trust is within the dispersion guidelines gross of fees over all available time periods.

The Board took into account management’s discussion of the Trust’s expenses, including the advisory/subadvisory fee structure.

Core Strategy Trust (John Hancock Asset Management)	Benchmark Index — The Trust underperformed for the one- and three-year periods. Lipper Category — The Trust outperformed for the one-year period, and underperformed for the three-year period.
Subadvisory fees for this Trust are lower than the peer group median.

Net management fees for this Trust are lower than the peer group median.

Total expenses for this Trust are lower than the peer group median.

The Board took into account management’s discussion of the Trust’s performance, including its performance relative to its benchmark and its peer group and noted its more recent performance versus its peer group.

The Board took into account that the Trust merged with the Core Balanced Strategy Trust on April 27, 2012.

International Equity Index Trust A (SSgA Funds Management, Inc.)	Benchmark Index — The Trust underperformed for the one-, three- and five-year periods. Lipper Category — The Trust underperformed for the one-, three- and five-year periods.
Subadvisory fees for this Trust are lower the peer group median.

Net management fees for this Trust are higher than the peer group median.

Total expenses for this Trust are higher than the peer group median.

The Board took into account management’s discussion of the Fund’s expenses, including the advisory/subadvisory fee structure.

The Board took into account management’s discussion of the Trust’s performance relative to its benchmark, noting that performance of the Trust is within the expected dispersion guidelines gross of fees over all available time periods.

The Board took into account the proposed plans with respect to the Trust in that management would be proposing at the June 2012 meeting that the Trust be merged into another JHVIT Trust.

56

John Hancock Variable Insurance Trust

Appendix A

Portfolio (Subadviser)	Performance of Trust, as of March 31, 2012	Fees and Expenses	Other Comments

International Equity Index Trust B (SSgA Funds Management, Inc.)
Benchmark Index — The Trust underperformed for the one-, three- and five-year periods.

Lipper Category — The Trust underperformed for the one-year period and outperformed for the three- and five-year periods.

Subadvisory fees for this Trust are equal to the peer group median.

Net management fees for this Trust are lower than the peer group median.

Total expenses for this Trust are lower than the peer group median.

The Board took into account management’s discussion of the Trust’s performance relative to its benchmark, noting that performance of the Trust is within the expected dispersion guidelines gross of fees over all available time periods.

The Board also took into account management’s discussion of the Trust’s performance relative to its peer group and the factors that contributed to its performance relative to its peers over the short term.

International Index Trust (John Hancock Asset Management)	Benchmark Index — The Trust underperformed for the one-year period. Lipper Category — The Trust underperformed for the one-year period.
Subadvisory fees for this Trust are lower than the peer group median.

Net management fees for this Trust are higher than the peer group median.

Total expenses for this Trust are lower than the peer group median.

The Board took into account management’s discussion of the Trust’s performance relative to its benchmark and peer group, noting that performance of the Trust is within the expected dispersion guidelines gross of fees over all available time periods.

The Board also took into account management’s discussion of the Trust’s performance relative to its peer group and the factors that contributed to its performance relative to its peers over the short term.

The Board took into account management’s discussion of the Trust’s expenses, including the advisory/subadvisory fee structure.

Mid Cap Index Trust (John Hancock Asset Management)	Benchmark Index — The Trust underperformed for the one-, three- and five-year periods. Lipper Category — The Trust outperformed for the one-, three- and five-year periods.
Subadvisory fees for this Trust are lower than the peer group median.

Net management fees for this Trust are higher than the peer group median.

Total expenses for this Trust are higher than the peer group median.

The Board took into account management’s discussion of the Trust’s performance relative to its benchmark, noting that performance is within expected dispersion guidelines gross of fees over all time periods.

The Board took into account management’s discussion of the Trust’s expenses including the advisory/subadvisory fee structure and also took into account management’s proposal to implement a new fee waiver.

57

John Hancock Variable Insurance Trust

Appendix A

Portfolio (Subadviser)	Performance of Trust, as of March 31, 2012	Fees and Expenses	Other Comments

Small Cap Index Trust (John Hancock Asset Management)
Benchmark Index — The Trust underperformed for the one-, three- and five-year periods.

Lipper Category — The Trust underperformed for the one- and three-year periods, and outperformed for the five-year period.

Subadvisory fees for this Trust are lower than the peer group median.

Net management fees for this Trust are higher than the peer group median.

Total expenses for this Trust are higher than the peer group median.

The Board took into account management’s discussion of the Trust’s performance relative to its benchmark, noting that performance is within expected dispersion guidelines gross of fees over all available time periods.

The Board also took into account the relatively small difference in returns among the peer group.

The Board took into account management’s discussion of the Trust’s expenses, including the advisory/subadvisory fee structure.

The Board also took into account management’s proposal to implement a new fee waiver.

Total Bond Market Trust A (Declaration Management & Research LLC)
Benchmark Index — The Trust underperformed for the one-, three- and five-year periods.

Lipper Category — The Trust outperformed for the one-year period, underperformed for the three-year period, and outperformed for the five-year period.

Subadvisory fees for this Trust are lower than the peer group median.

Net management fees for this Trust are higher than the peer group median.

Total expenses for this Trust are higher than the peer group median.

The Board took into account the proposed plans with respect to the Trust in that management would be proposing at the June 2012 meeting that the Trust be merged into another JHVIT Trust.

The Board took into account management’s discussion of the Trust’s performance relative to its benchmark and peer group, noting that performance of the Trust is within the expected dispersion guidelines gross of fees over all available time periods.

Total Bond Market Trust B (Declaration Management & Research LLC)
Benchmark Index — The Trust underperformed for the one- and three-year periods and outperformed for the five-year period.

Lipper Category — The Trust outperformed for the one-year period, underperformed for the three-year period, and outperformed for the five-year period.

Subadvisory fees for this Trust are lower than the peer group median.

Net management fees for this Trust are lower than the peer group median.

Total expenses for this Trust are lower than the peer group median.

The Board took into account management’s discussion of the Trust’s performance and the relatively small difference in returns among its peer group relative to its benchmark and peer group, noting that trailing performance is within expected dispersion guidelines gross of fees over all available time periods.

58

John Hancock Variable Insurance Trust

Appendix A

Portfolio (Subadviser)	Performance of Trust, as of March 31, 2012	Fees and Expenses	Other Comments

Total Stock Market Index Trust (John Hancock Asset Management)	Benchmark Index — The Trust underperformed for the one-, three- and five-year periods. Lipper Category — The Trust outperformed for the one-, three- and five-year periods.
Subadvisory fees for this Trust are lower than the peer group median.

Net management fees for this Trust are higher than the peer group median.

Total expenses for this Trust are higher than the peer group median.

The Board took into account management’s discussion of the Trust’s performance relative to its benchmark, noting that trailing performance is within expected dispersion guidelines gross of fees over all available time periods.

The Board took into account management’s discussion of the Trust’s expenses, including the advisory/subadvisory fee structure.

59

John Hancock Variable Insurance Trust

For More Information

The Statement of Additional Information, a separate document with supplemental information not contained in the Prospectus, includes additional information on the Board of Trustees and can be obtained without charge by calling 1-800-344-1029 or on the Securities and Exchange Commission (“SEC”) Web site at www.sec.gov.

PROXY VOTING POLICY A description of the Trust’s proxy voting policies and procedures and information regarding how the Trust voted proxies relating to fund securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling 1-800-344-1029 or on the Trust’s Web site at www.jhfunds.com or on the SEC Web site at www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available electronically on the SEC Web site (www.sec.gov); hard copies may be reviewed and copied at the SEC’s Public Reference Room, 450 Fifth Street, N.W., Washington, DC 20549. For more information on the Public Reference Room, call 1-800-SEC-0330.

The report is certified under the Sarbanes-Oxley Act, which requires mutual funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

60

John Hancock Variable Insurance Trust

Semiannual Report — Table of Contents

Sector Weightings	3

Shareholder Expense Example	4

Portfolio of Investments (See below for each Portfolio’s page #)	6–8

Statements of Assets and Liabilities	9

Statements of Operations	10

Statements of Changes in Net Assets	11

Financial Highlights	12

Notes to Financial Statements	15

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees	21

Appendix A	25

For More Information	26

Portfolio
Lifestyle Aggressive Trust	6
Lifestyle Growth Trust	6
Lifestyle Balanced Trust	7
Lifestyle Moderate Trust	7
Lifestyle Conservative Trust	8

2

John Hancock Variable Insurance Trust

Sector Weightings*

Lifestyle Aggressive Trust Portfolio

Equity Asset Allocation	% of Total
U.S. Large Cap	50.4%
International Large Cap	10.7%
Emerging Markets	9.5%
Large Blend	7.3%
International Small Cap	6.4%
U.S. Mid Cap	5.8%
U.S. Small Cap	3.5%
Natural Resources	3.1%
Real Estate	2.0%
Small Value	0.8%
Small Growth	0.5%
Total Equity	100.0%

Lifestyle Growth Trust Portfolio

Equity Asset Allocation	% of Total
Large Blend	32.2%
U.S. Large Cap	22.8%
International Large Cap	5.7%
Emerging Markets	4.0%
U.S. Mid Cap	3.0%
U.S. Small Cap	2.1%
International Small Cap	0.9%
Small Value	0.5%
Small Growth	0.4%
Total Equity	71.6%

Fixed-Income Asset Allocation	% of Total
Intermediate Bond	20.9%
Multi-Sector Bond	5.7%
Global Bond	1.2%
Short-Term Bond	0.6%
Total Fixed-Income	28.4%

Lifestyle Balanced Trust Portfolio

Equity Asset Allocation	% of Total
Large Blend	22.9%
U.S. Large Cap	16.2%
International Large Cap	4.1%
Emerging Markets	3.0%
U.S. Mid Cap	2.5%
U.S. Small Cap	1.2%
International Small Cap	1.0%
Small Value	0.5%
Small Growth	0.4%
Total Equity	51.8%

Fixed-Income Asset Allocation	% of Total
Intermediate Bond	35.6%
Multi-Sector Bond	9.6%
Global Bond	2.0%
Short-Term Bond	1.0%
Total Fixed-Income	48.2%

Lifestyle Moderate Trust Portfolio

Equity Asset Allocation	% of Total
Large Blend	18.1%
U.S. Large Cap	12.9%
International Large Cap	4.5%
U.S. Mid Cap	1.8%
U.S. Small Cap	1.0%
International Small Cap	0.9%
Small Value	0.4%
Small Growth	0.3%
Total Equity	39.9%

Fixed-Income Asset Allocation	% of Total
Intermediate Bond	44.4%
Multi-Sector Bond	12.0%
Global Bond	2.5%
Short-Term Bond	1.2%
Total Fixed-Income	60.1%

Lifestyle Conservative Trust Portfolio

Equity Asset Allocation	% of Total
Large Blend	8.2%
U.S. Large Cap	7.7%
International Large Cap	2.8%
U.S. Mid Cap	0.9%
Small Value	0.5%
U.S. Small Cap	0.4%
Total Equity	20.5%

Fixed-Income Asset Allocation	% of Total
Intermediate Bond	58.7%
Multi-Sector Bond	15.9%
Global Bond	3.3%
Short-Term Bond	1.6%
Total Fixed-Income	79.5%

*	Asset allocation of underlying funds as a percentage of net assets

3

John Hancock Variable Insurance Trust

Shareholder Expense Example

As a shareholder of a John Hancock Variable Insurance Trust Lifestyle Portfolio, you incur ongoing costs, such as management fees, distribution and service (12b-1) fees and other expenses. In addition to the operating expenses which the Portfolio bears directly, the Portfolio indirectly bears a pro rata share of the operating expenses of the affiliated underlying funds in which the Portfolio invests. Because the affiliated underlying funds have varied operating expenses and transaction costs and the Portfolio may own different proportions of the underlying funds at different times, the amount of expenses incurred indirectly by the Portfolio will vary. Had these indirect expenses been reflected in the following analysis, total expenses would have been higher than the amounts shown.

This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the period and held for the entire period (January 1, 2012 through June 30, 2012).

Actual expenses:

The first line of each share class in the table listed below and on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed annualized rate of return of 5% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs and insurance-related charges. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/2012	Ending Account Value 6/30/2012	Expenses Paid During Period[1] 1/1/2012– 6/30/2012	Annualized Expense Ratio[2]
Lifestyle Aggressive Trust
Series I — Actual	$1,000.00	$1,071.80	$0.62	0.12%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.30	0.60	0.12%
Series II — Actual	1,000.00	1,072.00	1.65	0.32%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.30	1.61	0.32%
Series NAV — Actual	1,000.00	1,073.10	0.36	0.07%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.50	0.35	0.07%
Lifestyle Growth Trust
Series I — Actual	$1,000.00	$1,064.10	$0.56	0.11%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.30	0.55	0.11%
Series II — Actual	1,000.00	1,063.30	1.59	0.31%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.30	1.56	0.31%
Series NAV — Actual	1,000.00	1,065.00	0.31	0.06%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.60	0.30	0.06%
Lifestyle Balanced Trust
Series I — Actual	$1,000.00	$1,056.10	$0.56	0.11%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.30	0.55	0.11%
Series II — Actual	1,000.00	1,055.50	1.58	0.31%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.30	1.56	0.31%
Series NAV — Actual	1,000.00	1,056.00	0.31	0.06%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.60	0.30	0.06%

4

John Hancock Variable Insurance Trust

Shareholder Expense Example

	Beginning Account Value 1/1/2012	Ending Account Value 6/30/2012	Expenses Paid During Period[1] 1/1/2012– 6/30/2012	Annualized Expense Ratio[2]
Lifestyle Moderate Trust
Series I — Actual	$1,000.00	$1,051.50	$0.56	0.11%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.30	0.55	0.11%
Series II — Actual	1,000.00	1,050.90	1.58	0.31%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.30	1.56	0.31%
Series NAV — Actual	1,000.00	1,051.50	0.31	0.06%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.60	0.30	0.06%
Lifestyle Conservative Trust
Series I — Actual	$1,000.00	$1,042.20	$0.56	0.11%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.30	0.55	0.11%
Series II — Actual	1,000.00	1,040.80	1.57	0.31%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.30	1.56	0.31%
Series NAV — Actual	1,000.00	1,042.10	0.30	0.06%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.60	0.30	0.06%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (182) and divided by 366 (to reflect the one-half year period).

[2]	The Portfolios’ expense ratios do not include fees and expenses indirectly incurred by the underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolios. The range of expense ratios of the underlying funds held by the Portfolios was as follows:

Period ended	Lifestyle Aggressive Trust	Lifestyle Growth Trust	Lifestyle Balanced Trust	Lifestyle Moderate Trust	Lifestyle Conservative Trust
6/30/2012	0.71% – 1.10%	0.49% – 1.10%	0.49% – 1.10%	0.49% – 1.10%	0.49% – 1.10%

5

John Hancock Variable Insurance Trust

Portfolio of Investments — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Lifestyle Aggressive Trust
	Shares	Value
AFFILIATED INVESTMENT COMPANIES - 100.0%
Equity - 100.0%
John Hancock Variable Insurance Trust (G) - 100.0%
All Cap Core, Series NAV (QS Investors)	689,795	$12,174,883
All Cap Value, Series NAV (Lord Abbett)	1,995,947	16,466,540
Alpha Opportunities, Series NAV (Wellington)	2,239,012	29,823,645
Blue Chip Growth, Series NAV (T. Rowe Price)	1,375,823	31,671,452
Capital Appreciation, Series NAV (Jennison)	2,371,960	26,210,157
Capital Appreciation Value, Series NAV (T. Rowe Price)	586,080	7,214,640
Emerging Markets Value, Series NAV (DFA)	3,805,457	38,853,712
Equity-Income, Series NAV (T. Rowe Price)	1,789,392	26,107,229
Fundamental Large Cap Value, Series NAV (John Hancock2) (A)	1,526,199	16,467,691
Fundamental Value, Series NAV (Davis)	1,733,550	25,240,492
Growth Equity, Series NAV (Rainier)	1,344,043	16,383,886
Heritage, Series NAV (American Century)	315,289	3,808,695
International Core, Series NAV (GMO)	1,914,971	16,660,248
International Growth Stock, Series NAV (Invesco)	618,613	8,079,087
International Opportunities, Series NAV (Marsico)	862,663	9,463,419
International Small Company, Series NAV (DFA)	913,546	8,240,189
International Value, Series NAV (Franklin)	1,717,537	17,621,926
Mid Cap Stock, Series NAV (Wellington) (I)	704,307	10,339,221
Mid Cap Value Equity, Series NAV (Columbia)	172,537	2,056,641
Mid Value, Series NAV (T. Rowe Price)	684,615	7,729,305
Mutual Shares, Series NAV (Franklin)	975,908	9,964,026
Natural Resources, Series NAV (Wellington)	1,406,091	12,992,280
Real Estate Securities, Series NAV (Deutsche)	594,545	8,276,064
Small Cap Growth, Series NAV (Wellington)	298,391	3,097,299
Small Cap Opportunities, Series NAV (DFA/Invesco)	272,224	5,409,097
Small Cap Value, Series NAV (Wellington)	163,862	3,306,742
Small Company Growth, Series NAV (Invesco) (I)	122,074	2,061,832
Small Company Value, Series NAV (T. Rowe Price)	210,073	3,714,097
Smaller Company Growth, Series NAV (Frontier/John Hancock[2] (A)/Perimeter) (I)	116,996	2,072,000
U.S. Equity, Series NAV (GMO)	1,809,293	24,932,060
Value, Series NAV (Invesco)	211,944	3,834,063
Total Investments (Lifestyle Aggressive Trust) (Cost $385,734,050) - 100.0%		$410,272,618
Other assets and liabilities, net - (0.0%)		(30,228)
TOTAL NET ASSETS - 100.0%		$410,242,390

Lifestyle Growth Trust
	Shares	Value
AFFILIATED INVESTMENT COMPANIES - 100.0%
Equity - 71.7%
John Hancock Variable Insurance Trust (G) - 71.7%
All Cap Core, Series NAV (QS Investors)	7,970,622	$140,681,492
All Cap Value, Series NAV (Lord Abbett)	27,892,231	230,110,902
Alpha Opportunities, Series NAV (Wellington)	37,073,190	493,814,896
Blue Chip Growth, Series NAV (T. Rowe Price)	18,148,481	417,778,032
Capital Appreciation, Series NAV (Jennison)	31,034,946	342,936,153
Emerging Markets Value, Series NAV (DFA)	54,774,600	559,248,664
Equity-Income, Series NAV (T. Rowe Price)	40,623,309	592,694,072
Fundamental Large Cap Value, Series NAV (John Hancock2) (A)	21,622,550	233,307,317
Fundamental Value, Series NAV (Davis)	33,847,772	492,823,563
Growth Equity, Series NAV (Rainier)	22,746,358	277,278,099
Heritage, Series NAV (American Century)	5,762,365	69,609,375
International Core, Series NAV (GMO)	32,520,331	282,926,876
International Growth Stock, Series NAV (Invesco)	8,882,664	116,007,592
International Opportunities, Series NAV (Marsico)	17,550,363	192,527,478
International Value, Series NAV (Franklin)	31,022,684	318,292,736
Mid Cap Stock, Series NAV (Wellington) (I)	9,633,832	141,424,657
Mid Cap Value Equity, Series NAV (Columbia)	5,859,195	69,841,602
Mid Value, Series NAV (T. Rowe Price)	12,475,757	140,851,300
Small Cap Growth, Series NAV (Wellington)	6,132,808	63,658,547
Small Cap Opportunities, Series NAV (DFA/Invesco)	3,559,724	70,731,719
Small Cap Value, Series NAV (Wellington)	3,499,298	70,615,829
Small Company Growth, Series NAV (Invesco) (I)	3,311,936	55,938,597
Small Company Value, Series NAV (T. Rowe Price)	5,948,611	105,171,440
Smaller Company Growth, Series NAV (Frontier/John Hancock[2] (A)/Perimeter) (I)	3,161,290	55,986,445
Strategic Equity Allocation, Series NAV (John Hancock1) (A)(I)	322,285,656	3,996,342,129
U.S. Equity, Series NAV (GMO)	33,040,924	455,303,932
Fixed Income - 28.3%
John Hancock Variable Insurance Trust (G) - 28.3%
Bond, Series NAV (John Hancock1) (A)	120,253,403	1,693,167,921
Core Bond, Series NAV (Wells Capital)	33,449,632	476,322,760
Global Bond, Series NAV (PIMCO)	12,101,828	163,253,665
New Income, Series NAV (T. Rowe Price)	56,622,879	789,322,938
Short Term Government Income, Series NAV (John Hancock1) (A)	6,258,882	81,365,472
Total Return, Series NAV (PIMCO)	51,541,305	742,194,788
Common Stock - 0.0%
Information Technology - 0.0%
Facebook, Inc., Class A (I)	1,018	29,220
Facebook, Inc., Class B (I)	4,294	123,251
Total Investments (Lifestyle Growth Trust) (Cost $13,169,182,097) - 100.0%		$13,931,683,459
Other assets and liabilities, net - (0.0%)		(411,173)
TOTAL NET ASSETS - 100.0%		$13,931,272,286

6

The accompanying notes are an integral part of the financial statements.

Lifestyle Balanced Trust
	Shares	Value
AFFILIATED INVESTMENT COMPANIES - 100.0%
Equity - 51.8%
John Hancock Variable Insurance Trust (G) - 51.8%
All Cap Core, Series NAV (QS Investors)	6,821,889	$120,406,327
All Cap Value, Series NAV (Lord Abbett)	18,237,154	150,456,522
Alpha Opportunities, Series NAV (Wellington)	22,639,941	301,564,020
Blue Chip Growth, Series NAV (T. Rowe Price)	11,653,370	268,260,586
Capital Appreciation, Series NAV (Jennison)	18,753,443	207,225,543
Emerging Markets Value, Series NAV (DFA)	35,224,689	359,644,080
Equity-Income, Series NAV (T. Rowe Price)	22,765,178	332,143,946
Fundamental Large Cap Value, Series NAV (John Hancock1) (A)	13,999,056	151,049,817
Fundamental Value, Series NAV (Davis)	20,715,705	301,620,668
Growth Equity, Series NAV (Rainier)	12,232,437	149,113,404
Heritage, Series NAV (American Century)	4,933,451	59,596,086
International Core, Series NAV (GMO)	22,223,421	193,343,766
International Growth Stock, Series NAV (Invesco)	8,785,452	114,738,000
International Opportunities, Series NAV (Marsico)	8,328,368	91,362,196
International Value, Series NAV (Franklin)	20,022,198	205,427,751
Mid Cap Stock, Series NAV (Wellington) (I)	6,173,698	90,629,890
Mid Cap Value Equity, Series NAV (Columbia)	5,015,008	59,778,899
Mid Value, Series NAV (T. Rowe Price)	8,008,304	90,413,749
Small Cap Growth, Series NAV (Wellington)	4,074,562	42,293,949
Small Cap Value, Series NAV (Wellington)	2,694,645	54,377,934
Small Company Growth, Series NAV (Invesco) (I)	2,133,471	36,034,327
Small Company Value, Series NAV (T. Rowe Price)	3,751,147	66,320,276
Smaller Company Growth, Series NAV (Frontier/John Hancock[2] (A)/Perimeter) (I)	2,379,626	42,143,181
Strategic Equity Allocation, Series NAV (John Hancock1) (A)(I)	194,902,990	2,416,797,070
U.S. Equity, Series NAV (GMO)	17,383,699	239,547,371
Fixed Income - 48.2%
John Hancock Variable Insurance Trust (G) - 48.2%
Bond, Series NAV (John Hancock1) (A)	174,226,176	2,453,104,561
Core Bond, Series NAV (Wells Capital)	48,368,141	688,762,333
Global Bond, Series NAV (PIMCO)	17,774,753	239,781,418
New Income, Series NAV (T. Rowe Price)	82,063,779	1,143,969,073
Short Term Government Income, Series NAV (John Hancock1) (A)	8,968,634	116,592,238
Total Return, Series NAV (PIMCO)	75,093,646	1,081,348,501
Total Investments (Lifestyle Balanced Trust) (Cost $10,842,550,290) - 100.0%		$11,867,847,482
Other assets and liabilities, net - (0.0%)		(214,196)
TOTAL NET ASSETS - 100.0%		$11,867,633,286

Lifestyle Moderate Trust
	Shares	Value
AFFILIATED INVESTMENT COMPANIES - 100.0%
Equity - 39.9%
John Hancock Variable Insurance Trust (G) - 39.9%
All Cap Value, Series NAV (Lord Abbett)	4,124,720	$34,028,939
Alpha Opportunities, Series NAV (Wellington)	5,278,908	70,315,061
Blue Chip Growth, Series NAV (T. Rowe Price)	4,130,646	95,087,470
Capital Appreciation, Series NAV (Jennison)	6,965,611	76,969,999
Equity-Income, Series NAV (T. Rowe Price)	7,423,558	108,309,714
Fundamental Large Cap Value, Series NAV (John Hancock2) (A)	3,187,500	34,393,120
Fundamental Value, Series NAV (Davis)	4,844,057	70,529,468
International Core, Series NAV (GMO)	7,143,094	62,144,918
International Growth Stock, Series NAV (Invesco)	2,568,532	33,545,029
International Opportunities, Series NAV (Marsico)	2,589,802	28,410,131
International Value, Series NAV (Franklin)	6,844,688	70,226,504
Mid Cap Stock, Series NAV (Wellington) (I)	2,143,483	31,466,331
Mid Value, Series NAV (T. Rowe Price)	2,830,845	31,960,244
Small Cap Growth, Series NAV (Wellington)	1,015,227	10,538,055
Small Cap Value, Series NAV (Wellington)	703,893	14,204,553
Small Company Growth, Series NAV (Invesco) (I)	518,021	8,749,378
Small Company Value, Series NAV (T. Rowe Price)	901,037	15,930,339
Smaller Company Growth, Series NAV (Frontier/John Hancock[2] (A)/Perimeter) (I)	596,005	10,555,240
Strategic Equity Allocation, Series NAV (John Hancock1) (A)(I)	45,821,138	568,182,108
U.S. Equity, Series NAV (GMO)	2,577,023	35,511,382
Fixed Income - 60.1%
John Hancock Variable Insurance Trust (G) - 60.1%
Bond, Series NAV (John Hancock1) (A)	64,835,408	912,882,551
Core Bond, Series NAV (Wells Capital)	18,002,052	256,349,225
Global Bond, Series NAV (PIMCO)	6,581,057	88,778,454
New Income, Series NAV (T. Rowe Price)	30,436,826	424,289,359
Short Term Government Income, Series NAV (John Hancock1) (A)	3,267,216	42,473,802
Total Return, Series NAV (PIMCO)	27,643,440	398,065,530
Total Investments (Lifestyle Moderate Trust) (Cost $3,273,369,790) - 100.0%		$3,533,896,904
Other assets and liabilities, net - (0.0%)		(76,498)
TOTAL NET ASSETS - 100.0%		$3,533,820,406

7

The accompanying notes are an integral part of the financial statements.

Lifestyle Conservative Trust
	Shares	Value
AFFILIATED INVESTMENT COMPANIES - 100.0%
Equity - 20.5%
John Hancock Variable Insurance Trust (G) - 20.5%
Blue Chip Growth, Series NAV (T. Rowe Price)	3,021,503	$69,554,978
Equity-Income, Series NAV (T. Rowe Price)	4,720,966	68,878,890
Fundamental Value, Series NAV (Davis)	3,016,612	43,921,868
International Core, Series NAV (GMO)	3,843,106	33,435,026
International Opportunities, Series NAV (Marsico)	1,158,682	12,710,744
International Value, Series NAV (Franklin)	3,426,913	35,160,132
Mid Cap Stock, Series NAV (Wellington) (I)	898,453	13,189,290
Mid Value, Series NAV (T. Rowe Price)	1,166,048	13,164,681
Small Cap Growth, Series NAV (Wellington)	1,130,398	11,733,529
Small Cap Value, Series NAV (Wellington)	654,124	13,200,232
Strategic Equity Allocation, Series NAV (John Hancock1) (A)(I)	18,936,739	234,815,558
U.S. Equity, Series NAV (GMO)	2,639,579	36,373,400
Fixed Income - 79.5%
John Hancock Variable Insurance Trust (G) - 79.5%
Bond, Series NAV (John Hancock1) (A)	69,181,088	974,069,717
Core Bond, Series NAV (Wells Capital)	19,117,211	272,229,091
Global Bond, Series NAV (PIMCO)	7,064,464	95,299,622
New Income, Series NAV (T. Rowe Price)	32,547,715	453,715,152
Short Term Government Income, Series NAV (John Hancock1) (A)	3,490,117	45,371,515
Total Return, Series NAV (PIMCO)	29,740,608	428,264,755
Total Investments (Lifestyle Conservative Trust) (Cost $2,702,760,917) - 100.0%		$2,855,088,180
Other assets and liabilities, net - (0.0%)		(64,092)
TOTAL NET ASSETS - 100.0%		$2,855,024,088

Footnotes
Percentages are based upon net assets.
(A)	The subadviser is an affiliate of the adviser.
(G)	The underlying fund’s subadviser is shown parenthetically.
(I)	Non-income producing.
[1]	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.
[2]	Manulife Asset Management (North America) Limited is doing business as John Hancock Asset Management.

Investment companies
Underlying Funds’ Investment Managers
American Century Investment Management, Inc.	(American Century)
Columbia Management Investment Advisers, LLC	(Columbia)
Davis Selected Advisers, L.P.	(Davis)
Declaration Management & Research, LLC	(Declaration)
Deutsche Investment Management Americas, Inc.	(Deutsche)
Dimensional Fund Advisors, LP	(DFA)
Franklin Mutual Advisers
Franklin Templeton Investments Corp.	(Franklin)
Templeton Investment Council, LLC
Frontier Capital Management Company, LLC	(Frontier)
Grantham, Mayo, Van Otterloo & Co. LLC	(GMO)
Invesco Advisers, Inc.	(Invesco)
Jennison Associates LLC	(Jennison)
John Hancock Asset Management*	(John Hancock)
Lord, Abbett & Co. LLC	(Lord Abbett)
Marsico Capital Management, LLC	(Marsico)
Pacific Investment Management Company LLC	(PIMCO)
Perimeter Capital Management	(Perimeter)
QS Investors, LLC	(QS Investors)
Rainier Investment Management, Inc.	(Rainier)
T. Rowe Price Associates, Inc.	(T. Rowe Price)
Wellington Management Company, LLP	(Wellington)
Wells Capital Management, Inc.	(Wells Capital)

* Manulife Asset Management (US) LLC and Manulife Asset Management (North America) Limited are doing business as John Hancock Asset Management.

8

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of Assets and Liabilities — June 30, 2012 (Unaudited)

Assets	Lifestyle Aggressive Trust	Lifestyle Growth Trust	Lifestyle Balanced Trust	Lifestyle Moderate Trust	Lifestyle Conservative Trust
Investments in unaffiliated issuers, at value	—	$152,471	—	—	—
Investments in affiliated funds, at value	$410,272,618	13,931,530,988	$11,867,847,482	$3,533,896,904	$2,855,088,180
Total investments, at value	410,272,618	13,931,683,459	11,867,847,482	3,533,896,904	2,855,088,180
Receivable for investments sold	—	6,102,516	6,036,185	3,709,529	—
Receivable for fund shares sold	217,528	334,274	—	43,139	2,244,936
Dividends and interest receivable	—	23,264	—	—	—
Other assets	530	16,612	23,443	4,310	3,414
Total assets	410,490,676	13,938,160,125	11,873,907,110	3,537,653,882	2,857,336,530

Liabilities
Payable for investments purchased	203,662	—	—	—	1,473,402
Payable for fund shares repurchased	10,249	6,230,138	5,872,643	3,700,740	729,605
Payable to affiliates
Accounting and legal services fees	4,266	147,663	126,709	37,918	30,651
Trustees’ fees	259	9,601	8,035	2,353	1,904
Other liabilities and accrued expenses	29,850	500,437	266,437	92,465	76,880
Total liabilities	248,286	6,887,839	6,273,824	3,833,476	2,312,442

Net assets
Paid-in capital	$502,953,067	$15,131,534,046	$11,955,499,967	$3,372,651,744	$2,599,516,609
Accumulated net investment loss	(363,688)	(19,642,080)	(16,163,191)	(5,100,679)	(4,080,831)
Accumulated undistributed net realized gain (loss) on investments	(116,885,557)	(1,943,120,993)	(1,096,989,435)	(94,257,773)	107,261,047
Net unrealized appreciation (depreciation) on investments	24,538,568	762,501,313	1,025,285,945	260,527,114	152,327,263
Net assets	$410,242,390	$13,931,272,286	$11,867,633,286	$3,533,820,406	$2,855,024,088
Investments in unaffiliated issuers, at cost	—	$139,084	—	—	—
Investments in affiliated funds, at cost	$385,734,050	$13,169,043,013	$10,842,550,290	$3,273,369,790	$2,702,760,917

Net asset value per share

The Portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Series I
Net assets	$96,802,717	$783,407,476	$831,756,579	$307,840,952	$266,501,554
Shares outstanding	11,788,770	67,393,985	69,031,727	24,723,070	20,359,605
Net asset value, offering price and redemption price per share	$8.21	$11.62	$12.05	$12.45	$13.09

Series II
Net assets	$177,947,406	$12,669,828,288	$9,845,047,108	$3,153,550,531	$2,548,092,489
Shares outstanding	21,736,466	1,093,263,793	821,221,223	254,596,785	195,818,821
Net asset value, offering price and redemption price per share	$8.19	$11.59	$11.99	$12.39	$13.01

Series NAV
Net assets	$135,492,267	$478,036,522	$1,190,829,599	$72,428,923	$40,430,045
Shares outstanding	16,492,373	41,071,666	98,633,943	5,812,103	3,083,248
Net asset value, offering price and redemption price per share	$8.22	$11.64	$12.07	$12.46	$13.11

9

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of Operations — June 30, 2012 (Unaudited)

Investment income	Lifestyle Aggressive Trust	Lifestyle Growth Trust	Lifestyle Balanced Trust	Lifestyle Moderate Trust	Lifestyle Conservative Trust
Income distributions received from affiliated underlying funds	$53,891	$496,704	$217,142	$58,094	—
Interest	—	401	—	—	—
Total investment income	53,891	497,105	217,142	58,094	—

Expenses
Investment management fees	86,798	2,843,081	2,471,502	731,914	$577,658
Series I distribution and service fees	26,311	191,189	210,775	77,079	64,536
Series II distribution and service fees	236,682	15,736,709	12,481,287	3,972,486	3,143,518
Accounting and legal services fees	28,478	929,739	811,524	240,386	182,710
Professional fees	20,485	100,743	102,007	42,749	37,545
Printing and postage	4,163	138,319	130,884	35,307	26,161
Custodian fees	5,967	7,630	5,967	5,967	5,967
Trustees’ fees	4,290	142,419	123,266	36,702	29,024
Registration and filing fees	2,140	5,647	3,344	3,128	3,069
Other	2,265	43,709	39,777	13,055	10,643
Total expenses	417,579	20,139,185	16,380,333	5,158,773	4,080,831
Net investment loss	(363,688)	(19,642,080)	(16,163,191)	(5,100,679)	(4,080,831)

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in affiliated funds	11,669,282	1,220,374,112	812,379,224	192,004,915	66,389,544
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	—	3,667,859	—	—	—
Investments in affiliated funds	18,481,377	(386,201,799)	(145,027,776)	(10,794,199)	52,457,724
	18,481,377	(382,533,940)	(145,027,776)	(10,794,199)	52,457,724
Net realized and unrealized gain	30,150,659	837,840,172	667,351,448	181,210,716	118,847,268

Increase in net assets from operations	$29,786,971	$818,198,092	$651,188,257	$176,110,037	$114,766,437

10

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of Changes in Net Assets

	Lifestyle Aggressive Trust		Lifestyle Growth Trust		Lifestyle Balanced Trust
Increase (decrease) in net assets	Six months ended 6/30/12 (Unaudited)	Year ended 12/31/11	Six months ended 6/30/12 (Unaudited)	Year ended 12/31/11	Six months ended 6/30/12 (Unaudited)	Year ended 12/31/11
From operations
Net investment income (loss)	($363,688)	$3,522,129	($19,642,080)	$236,363,197	($16,163,191)	$267,537,130
Net realized gain (loss)	11,669,282	20,465,265	1,220,374,112	290,213,635	812,379,224	332,742,253
Change in net unrealized appreciation (depreciation)	18,481,377	(52,208,624)	(382,533,940)	(769,307,769)	(145,027,776)	(539,757,168)
Increase (decrease) in net assets resulting from operations	29,786,971	(28,221,230)	818,198,092	(242,730,937)	651,188,257	60,522,215
Distributions to shareholders
From net investment income
Series I	—	(1,020,182)	—	(14,324,071)	—	(19,991,714)
Series II	—	(1,345,461)	—	(213,529,553)	—	(219,573,502)
Series NAV	—	(1,183,939)	—	(8,776,522)	—	(28,920,058)
From net realized gain
Series I	—	(1,006,417)	—	(6,179,556)	—	(8,069,909)
Series II	—	(1,708,644)	—	(102,740,169)	—	(96,612,341)
Series NAV	—	(1,106,311)	—	(3,690,812)	—	(11,437,802)
Total distributions	—	(7,370,954)	—	(349,240,683)	—	(384,605,326)
From Portfolio share transactions	(26,819,225)	(9,464,223)	(54,699,301)	(573,370,583)	(549,865,069)	(770,488,183)
Total increase (decrease)	2,967,746	(45,056,407)	763,498,791	(1,165,342,203)	101,323,188	(1,094,571,294)

Net assets
Beginning of period	407,274,644	452,331,051	13,167,773,495	14,333,115,698	11,766,310,098	12,860,881,392
End of period	$410,242,390	$407,274,644	$13,931,272,286	$13,167,773,495	$11,867,633,286	$11,766,310,098

Accumulated net investment loss	($363,688)	—	($19,642,080)	—	($16,163,191)	—

	Lifestyle Moderate Trust		Lifestyle Conservative Trust
Increase (decrease) in net assets	Six months ended 6/30/12 (Unaudited)	Year ended 12/31/11	Six months ended 6/30/12 (Unaudited)	Year ended 12/31/11
From operations
Net investment income (loss)	($5,100,679)	$88,120,120	($4,080,831)	$84,355,885
Net realized gain (loss)	192,004,915	83,567,966	66,389,544	130,230,696
Change in net unrealized appreciation (depreciation)	(10,794,199)	(94,846,040)	52,457,724	(105,781,022)
Increase (decrease) in net assets resulting from operations	176,110,037	76,842,046	114,766,437	108,805,559
Distributions to shareholders
From net investment income
Series I	—	(8,108,310)	—	(8,009,705)
Series II	—	(78,257,313)	—	(75,495,104)
Series NAV	—	(2,051,425)	—	(1,094,718)
From net realized gain
Series I	—	(2,904,889)	—	(2,447,157)
Series II	—	(30,267,051)	—	(24,586,938)
Series NAV	—	(721,645)	—	(329,368)
Total distributions	—	(122,310,633)	—	(111,962,990)
From Portfolio share transactions	(134,123,843)	(94,611,889)	(71,168,050)	(33,930,619)
Total increase (decrease)	41,986,194	(140,080,476)	43,598,387	(37,088,050)

Net assets
Beginning of period	3,491,834,212	3,631,914,688	2,811,425,701	2,848,513,751
End of period	$3,533,820,406	$3,491,834,212	$2,855,024,088	$2,811,425,701

Accumulated net investment loss	($5,100,679)	—	($4,080,831)	—

11

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Financial Highlights

Per share operating performance for a share outstanding throughout the period														Ratios and supplemental data
		Income (loss) from investment operations				Less distributions					Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)		Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From capital paid-in ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)	Expenses before reductions and amounts recaptured (%)		Expenses including reductions and amounts recaptured (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)	Portfolio turnover (%)
Lifestyle Aggressive Trust
SERIES I
06-30-2012[1]	7.66	—	[2,3,4]	0.55	0.55	—	—	—	—	8.21	7.18 [5]	0.12	[6,7]	0.12	[6,7]	(0.05)[2,5]		97	12
12-31-2011	8.35	0.07	[2,3]	(0.61)	(0.54)	(0.08)	(0.07)	—	(0.15)	7.66	(6.50)	0.12	[6]	0.12	[6]	0.84	[2]	107	23
12-31-2010	7.30	0.08	[2,3]	1.12	1.20	(0.08)	(0.07)	—	(0.15)	8.35	16.44	0.12	[6]	0.12	[6]	1.02	[2]	129	23
12-31-2009	5.43	0.06	[2,3]	1.87	1.93	(0.06)	— [4]	—	(0.06)	7.30	35.63	0.13	[6]	0.13	[6]	1.01	[2]	124	43
12-31-2008	10.82	0.10	[2,3]	(4.22)	(4.12)	(0.12)	(1.15)	—	(1.27)	5.43	(41.99)	0.13	[6]	0.13	[6]	1.26	[2]	102	50
12-31-2007	11.27	0.16	[2,3]	0.76	0.92	(0.27)	(1.10)	—	(1.37)	10.82	8.55	0.11	[6]	0.11	[6]	1.39	[2]	217	44
SERIES II
06-30-2012[1]	7.64	(0.01)[2,3]		0.56	0.55	—	—	—	—	8.19	7.20 [5]	0.32	[6,7]	0.32	[6,7]	(0.15)[2,5]		178	12
12-31-2011	8.33	0.05	[2,3]	(0.61)	(0.56)	(0.06)	(0.07)	—	(0.13)	7.64	(6.72)	0.32	[6]	0.32	[6]	0.65	[2]	181	23
12-31-2010	7.29	0.06	[2,3]	1.12	1.18	(0.07)	(0.07)	—	(0.14)	8.33	16.12	0.32	[6]	0.32	[6]	0.82	[2]	224	23
12-31-2009	5.42	0.05	[2,3]	1.87	1.92	(0.05)	— [4]	—	(0.05)	7.29	35.46	0.33	[6]	0.33	[6]	0.83	[2]	213	43
12-31-2008	10.79	0.09	[2,3]	(4.21)	(4.12)	(0.10)	(1.15)	—	(1.25)	5.42	(42.10)	0.33	[6]	0.33	[6]	1.07	[2]	166	50
12-31-2007	11.22	0.14	[2,3]	0.75	0.89	(0.22)	(1.10)	—	(1.32)	10.79	8.31	0.31	[6]	0.31	[6]	1.23	[2]	332	44
SERIES NAV
06-30-2012[1]	7.66	—	[2,3,4]	0.56	0.56	—	—	—	—	8.22	7.31 [5]	0.07	[6,7]	0.07	[6,7]	(0.02)[2,5]		135	12
12-31-2011	8.35	0.09	[2,3]	(0.63)	(0.54)	(0.08)	(0.07)	—	(0.15)	7.66	(6.46)	0.07	[6]	0.07	[6]	1.06	[2]	118	23
12-31-2010	7.30	0.09	[2,3]	1.11	1.20	(0.08)	(0.07)	—	(0.15)	8.35	16.50	0.07	[6]	0.07	[6]	1.14	[2]	99	23
12-31-2009	5.43	0.07	[2,3]	1.87	1.94	(0.07)	— [4]	—	(0.07)	7.30	35.69	0.08	[6]	0.08	[6]	1.15	[2]	79	43
12-31-2008	10.82	0.14	[2,3]	(4.26)	(4.12)	(0.12)	(1.15)	—	(1.27)	5.43	(41.94)	0.08	[6]	0.08	[6]	1.80	[2]	45	50
12-31-2007	11.28	0.19	[2,3]	0.73	0.92	(0.28)	(1.10)	—	(1.38)	10.82	8.55	0.06	[6]	0.06	[6]	1.66	[2]	45	44
1. Six months ended 6-30-12. Unaudited. 2. Recognition of net investment income by the Portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the Portfolio invests. 3. Based on the average daily shares outstanding. 4. Less than ($0.005) per share. 5. Not annualized. 6. Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolio was as follows: 0.71% – 1.10%, 0.48% – 1.10%, 0.48% – 1.10%, 0.49% – 1.25%, 0.34% – 1.18% and 0.34% – 1.38%, for the periods ended 6-30-12, 12-31-11, 12-31-10, 12-31-09, 12-31-08 and 12-31-07, respectively. 7. Annualized.

Lifestyle Growth Trust
SERIES I
06-30-2012[1]	10.92	(0.01)[2,3]		0.71	0.70	—	—	—	—	11.62	6.41 [4]	0.11	[5,6]	0.11	[5,6]	(0.05)[2,4]		783	34	[7]
12-31-2011	11.42	0.22	[2,3]	(0.40)	(0.18)	(0.22)	(0.10)	—	(0.32)	10.92	(1.60)	0.11	[6]	0.11	[6]	1.92	[2]	726	9	[7]
12-31-2010	10.34	0.19	[2,3]	1.15	1.34	(0.19)	(0.07)	—	(0.26)	11.42	13.02	0.11	[6]	0.11	[6]	1.81	[2]	742	23
12-31-2009	7.99	0.26	[2,3]	2.40	2.66	(0.26)	(0.05)	—	(0.31)	10.34	33.30	0.12	[6]	0.12	[6]	2.90	[2]	659	37
12-31-2008	13.76	0.25	[2,3]	(5.09)	(4.84)	(0.26)	(0.67)	—	(0.93)	7.99	(36.56)	0.12	[6]	0.12	[6]	2.20	[2]	512	40
12-31-2007	13.94	0.40	[2,3]	0.61	1.01	(0.49)	(0.70)	—	(1.19)	13.76	7.44	0.11	[6]	0.11	[6]	2.84	[2]	946	17
SERIES II
06-30-2012[1]	10.90	(0.02)[2,3]		0.71	0.69	—	—	—	—	11.59	6.33 [4]	0.31	[5,6]	0.31	[5,6]	(0.15)[2,4]		12,670	34	[7]
12-31-2011	11.40	0.19	[2,3]	(0.39)	(0.20)	(0.20)	(0.10)	—	(0.30)	10.90	(1.80)	0.31	[6]	0.31	[6]	1.66	[2]	12,007	9	[7]
12-31-2010	10.32	0.17	[2,3]	1.15	1.32	(0.17)	(0.07)	—	(0.24)	11.40	12.83	0.31	[6]	0.31	[6]	1.59	[2]	13,186	23
12-31-2009	7.98	0.24	[2,3]	2.39	2.63	(0.24)	(0.05)	—	(0.29)	10.32	32.95	0.32	[6]	0.32	[6]	2.71	[2]	12,053	37
12-31-2008	13.73	0.25	[2,3]	(5.09)	(4.84)	(0.24)	(0.67)	—	(0.91)	7.98	(36.67)	0.32	[6]	0.32	[6]	2.21	[2]	8,826	40
12-31-2007	13.88	0.40	[2,3]	0.59	0.99	(0.44)	(0.70)	—	(1.14)	13.73	7.26	0.31	[6]	0.31	[6]	2.82	[2]	13,018	17
SERIES NAV
06-30-2012[1]	10.93	—	[2,3,8]	0.71	0.71	—	—	—	—	11.64	6.50 [4]	0.06	[5,6]	0.06	[5,6]	(0.03)[2,4]		478	34	[7]
12-31-2011	11.43	0.24	[2,3]	(0.42)	(0.18)	(0.22)	(0.10)	—	(0.32)	10.93	(1.55)	0.06	[6]	0.06	[6]	2.05	[2]	435	9	[7]
12-31-2010	10.35	0.21	[2,3]	1.14	1.35	(0.20)	(0.07)	—	(0.27)	11.43	13.05	0.06	[6]	0.06	[6]	1.93	[2]	405	23
12-31-2009	8.00	0.28	[2,3]	2.38	2.66	(0.26)	(0.05)	—	(0.31)	10.35	33.32	0.07	[6]	0.07	[6]	3.08	[2]	323	37
12-31-2008	13.78	0.30	[2,3]	(5.15)	(4.85)	(0.26)	(0.67)	—	(0.93)	8.00	(36.53)	0.07	[6]	0.07	[6]	2.71	[2]	211	40
12-31-2007	13.96	0.45	[2,3]	0.58	1.03	(0.51)	(0.70)	—	(1.21)	13.78	7.55	0.06	[6]	0.06	[6]	3.22	[2]	234	17
1. Six months ended 6-30-12. Unaudited. 2. Recognition of net investment income (loss) by the Portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the Portfolio invests. 3. Based on the average daily shares outstanding. 4. Not annualized. 5. Annualized. 6. Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolio was as follows: 0.49% – 1.10%, 0.48% – 1.10%, 0.48% – 1.10%, 0.49% – 1.25%, 0.49% – 1.18% and 0.49% – 1.29% for the periods ended 6-30-12, 12-31-11, 12-31-10, 12-31-09, 12-31-08 and 12-31-07, respectively. 7. Excludes merger activity. 8. Less than ($0.005) per share.

12

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Financial Highlights

Per share operating performance for a share outstanding throughout the period															Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)		Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From capital paid-in ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)		Expenses before reductions and amounts recaptured (%)		Expenses including reductions and amounts recaptured (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)	Portfolio turnover (%)
Lifestyle Balanced Trust
SERIES I
06-30-2012[1]	11.41	(0.01)[2,3]		0.65	0.64	—	—	—	—	12.05	5.61	[4]	0.11	[5,6]	0.11	[5,6]	(0.05)[2,4]		832	27
12-31-2011	11.74	0.28	[2,3]	(0.21)	0.07	(0.28)	(0.12)	—	(0.40)	11.41	0.62		0.11	[5]	0.11	[5]	2.38	[2]	823	10
12-31-2010	10.79	0.25	[2,3]	1.02	1.27	(0.25)	(0.07)	—	(0.32)	11.74	11.75		0.11	[5]	0.11	[5]	2.19	[2]	832	30
12-31-2009	8.59	0.38	[2,3]	2.26	2.64	(0.36)	(0.08)	—	(0.44)	10.79	30.75		0.11	[5]	0.11	[5]	3.91	[2]	774	34
12-31-2008	13.61	0.34	[2,3]	(4.46)	(4.12)	(0.37)	(0.53)	—	(0.90)	8.59	(31.30)		0.12	[5]	0.12	[5]	2.94	[2]	581	36
12-31-2007	13.84	0.60	[2,3]	0.27	0.87	(0.62)	(0.48)	—	(1.10)	13.61	6.47		0.11	[5]	0.11	[5]	4.28	[2]	1,065	13
SERIES II
06-30-2012[1]	11.36	(0.02)[2,3]		0.65	0.63	—	—	—	—	11.99	5.55	[4]	0.31	[5,6]	0.31	[5,6]	(0.15)[2,4]		9,845	27
12-31-2011	11.69	0.25	[2,3]	(0.20)	0.05	(0.26)	(0.12)	—	(0.38)	11.36	0.42		0.31	[5]	0.31	[5]	2.09	[2]	9,776	10
12-31-2010	10.75	0.22	[2,3]	1.01	1.23	(0.22)	(0.07)	—	(0.29)	11.69	11.49		0.31	[5]	0.31	[5]	1.99	[2]	10,775	30
12-31-2009	8.56	0.36	[2,3]	2.25	2.61	(0.34)	(0.08)	—	(0.42)	10.75	30.48		0.31	[5]	0.31	[5]	3.71	[2]	9,973	34
12-31-2008	13.56	0.36	[2,3]	(4.49)	(4.13)	(0.34)	(0.53)	—	(0.87)	8.56	(31.45)		0.32	[5]	0.32	[5]	3.11	[2]	6,959	36
12-31-2007	13.79	0.60	[2,3]	0.24	0.84	(0.59)	(0.48)	—	(1.07)	13.56	6.26		0.31	[5]	0.31	[5]	4.30	[2]	9,496	13
SERIES NAV
06-30-2012[1]	11.43	—	[2,3,7]	0.64	0.64	—	—	—	—	12.07	5.60	[4]	0.06	[5,6]	0.06	[5,6]	(0.03)[2,4]		1,191	27
12-31-2011	11.76	0.28	[2,3]	(0.20)	0.08	(0.29)	(0.12)	—	(0.41)	11.43	0.67		0.06	[5]	0.06	[5]	2.39	[2]	1,168	10
12-31-2010	10.81	0.25	[2,3]	1.02	1.27	(0.25)	(0.07)	—	(0.32)	11.76	11.78		0.06	[5]	0.06	[5]	2.20	[2]	1,254	30
12-31-2009	8.60	0.36	[2,3]	2.30	2.66	(0.37)	(0.08)	—	(0.45)	10.81	30.90		0.06	[5]	0.06	[5]	3.79	[2]	1,221	34
12-31-2008	13.63	1.43	[2,3]	(5.56)	(4.13)	(0.37)	(0.53)	—	(0.90)	8.60	(31.28)		0.08	[5]	0.08	[5]	14.44	[2]	1,035	36
12-31-2007	13.86	0.65	[2,3]	0.23	0.88	(0.63)	(0.48)	—	(1.11)	13.63	6.52		0.06	[5]	0.06	[5]	4.67	[2]	103	13
1. Six months ended 6-30-12. Unaudited. 2. Recognition of net investment income by the Portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the Portfolio invests. 3. Based on the average daily shares outstanding. 4. Not annualized. 5. Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolio was as follows: 0.49% – 1.10%, 0.48% – 1.10%, 0.48% – 1.10%, 0.49% – 1.23%, 0.49% – 1.17% and 0.49% – 1.12% for the periods ended 6-30-12, 12-31-11, 12-31-10, 12-31-09, 12-31-08 and 12-31-07, respectively. 6. Annualized. 7. Less than ($0.005) per share.

Lifestyle Moderate Trust
SERIES I
06-30-2012[1]	11.84	(0.01)[2,3]		0.62	0.61	—	—	—	—	12.45	5.15	[4]	0.11	[5,6]	0.11	[5,6]	(0.05)[2,4]		308	22
12-31-2011	12.01	0.32	[2,3]	(0.04)	0.28	(0.33)	(0.12)	—	(0.45)	11.84	2.33		0.11	[5]	0.11	[5]	2.65	[2]	301	12
12-31-2010	11.15	0.27	[2,3]	0.91	1.18	(0.27)	(0.05)	—	(0.32)	12.01	10.55		0.11	[5]	0.11	[5]	2.31	[2]	307	29
12-31-2009	9.15	0.43	[2,3]	2.07	2.50	(0.42)	(0.08)	—	(0.50)	11.15	27.26		0.12	[5]	0.12	[5]	4.24	[2]	278	31
12-31-2008	13.00	0.43	[2,3]	(3.53)	(3.10)	(0.45)	(0.30)	—	(0.75)	9.15	(24.23)		0.12	[5]	0.12	[5]	3.72	[2]	215	28
12-31-2007	13.37	0.74	[2,3]	(0.06)	0.68	(0.75)	(0.30)	—	(1.05)	13.00	5.29		0.11	[5]	0.11	[5]	5.54	[2]	333	13
SERIES II
06-30-2012[1]	11.79	(0.02)[2,3]		0.62	0.60	—	—	—	—	12.39	5.09	[4]	0.31	[5,6]	0.31	[5,6]	(0.15)[2,4]		3,154	22
12-31-2011	11.96	0.29	[2,3]	(0.03)	0.26	(0.31)	(0.12)	—	(0.43)	11.79	2.13		0.31	[5]	0.31	[5]	2.42	[2]	3,116	12
12-31-2010	11.10	0.24	[2,3]	0.91	1.15	(0.24)	(0.05)	—	(0.29)	11.96	10.39		0.31	[5]	0.31	[5]	2.10	[2]	3,272	29
12-31-2009	9.12	0.42	[2,3]	2.03	2.45	(0.39)	(0.08)	—	(0.47)	11.10	26.86		0.32	[5]	0.32	[5]	4.18	[2]	2,925	31
12-31-2008	12.95	0.47	[2,3]	(3.57)	(3.10)	(0.43)	(0.30)	—	(0.73)	9.12	(24.36)		0.32	[5]	0.32	[5]	4.07	[2]	1,890	28
12-31-2007	13.32	0.74	[2,3]	(0.08)	0.66	(0.73)	(0.30)	—	(1.03)	12.95	5.08		0.31	[5]	0.31	[5]	5.56	[2]	2,042	13
SERIES NAV
06-30-2012[1]	11.85	—	[2,3,7]	0.61	0.61	—	—	—	—	12.46	5.15	[4]	0.06	[5,6]	0.06	[5,6]	(0.03)[2,4]		72	22
12-31-2011	12.02	0.38	[2,3]	(0.09)	0.29	(0.34)	(0.12)	—	(0.46)	11.85	2.38		0.06	[5]	0.06	[5]	3.07	[2]	75	12
12-31-2010	11.15	0.29	[2,3]	0.90	1.19	(0.27)	(0.05)	—	(0.32)	12.02	10.69		0.06	[5]	0.06	[5]	2.51	[2]	53	29
12-31-2009	9.16	0.50	[2,3]	1.99	2.49	(0.42)	(0.08)	—	(0.50)	11.15	27.19		0.07	[5]	0.07	[5]	4.84	[2]	37	31
12-31-2008	13.01	0.58	[2,3]	(3.68)	(3.10)	(0.45)	(0.30)	—	(0.75)	9.16	(24.16)		0.07	[5]	0.07	[5]	5.08	[2]	19	28
12-31-2007	13.38	0.84	[2,3]	(0.15)	0.69	(0.76)	(0.30)	—	(1.06)	13.01	5.34		0.06	[5]	0.06	[5]	6.30	[2]	13	13
1. Six months ended 6-30-12. Unaudited. 2. Recognition of net investment income (loss) by the Portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the Portfolio invests. 3. Based on the average daily shares outstanding. 4. Not annualized. 5. Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolio was as follows: 0.49% – 1.10%, 0.48% – 1.10%, 0.48% – 1.10%, 0.49% – 1.23%, 0.34% – 1.17% and 0.34% – 1.38% for the periods ended 6-30-12, 12-31-11, 12-31-10, 12-31-09, 12-31-08 and 12-31-07, respectively. 6. Annualized. 7. Less than ($0.005) per share.

13

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Financial Highlights

Per share operating performance for a share outstanding throughout the period															Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)		Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From capital paid-in ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)		Expenses before reductions and amounts recaptured (%)		Expenses including reductions and amounts recaptured (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)	Portfolio turnover (%)
Lifestyle Conservative Trust
SERIES I
06-30-2012[1]	12.56	(0.01)[2,3]		0.54	0.53	—	—	—	—	13.09	4.22	[4]	0.11	[5,6]	0.11	[5,6]	(0.06)[2,4]		267	15
12-31-2011	12.57	0.42	[2,3]	0.11	0.53	(0.41)	(0.13)	—	(0.54)	12.56	4.23		0.11	[5]	0.11	[5]	3.27	[2]	252	17
12-31-2010	11.83	0.29	[2,3]	0.79	1.08	(0.30)	(0.04)	—	(0.34)	12.57	9.12		0.11	[5]	0.11	[5]	2.36	[2]	247	34
12-31-2009	10.26	0.51	[2,3]	1.71	2.22	(0.49)	(0.16)	—	(0.65)	11.83	21.71		0.12	[5]	0.12	[5]	4.58	[2]	229	37
12-31-2008	13.02	0.55	[2,3]	(2.55)	(2.00)	(0.51)	(0.25)	—	(0.76)	10.26	(15.57)		0.12	[5]	0.12	[5]	4.52	[2]	168	31
12-31-2007	13.43	0.91	[2,3]	(0.21)	0.70	(0.93)	(0.18)	—	(1.11)	13.02	5.38		0.11	[5]	0.11	[5]	6.84	[2]	182	27
SERIES II
06-30-2012[1]	12.50	(0.02)[2,3]		0.53	0.51	—	—	—	—	13.01	4.08	[4]	0.31	[5,6]	0.31	[5,6]	(0.16)[2,4]		2,548	15
12-31-2011	12.51	0.39	[2,3]	0.12	0.51	(0.39)	(0.13)	—	(0.52)	12.50	4.04		0.31	[5]	0.31	[5]	3.05	[2]	2,525	17
12-31-2010	11.78	0.27	[2,3]	0.77	1.04	(0.27)	(0.04)	—	(0.31)	12.51	8.87		0.31	[5]	0.31	[5]	2.20	[2]	2,572	34
12-31-2009	10.22	0.52	[2,3]	1.67	2.19	(0.47)	(0.16)	—	(0.63)	11.78	21.44		0.32	[5]	0.32	[5]	4.65	[2]	2,266	37
12-31-2008	12.96	0.63	[2,3]	(2.63)	(2.00)	(0.49)	(0.25)	—	(0.74)	10.22	(15.67)		0.32	[5]	0.32	[5]	5.30	[2]	1,297	31
12-31-2007	13.37	0.91	[2,3]	(0.24)	0.67	(0.90)	(0.18)	—	(1.08)	12.96	5.17		0.31	[5]	0.31	[5]	6.85	[2]	738	27
SERIES NAV
06-30-2012[1]	12.58	—	[2,3,7]	0.53	0.53	—	—	—	—	13.11	4.21	[4]	0.06	[5,6]	0.06	[5,6]	(0.03)[2,4]		40	15
12-31-2011	12.59	0.46	[2,3]	0.08	0.54	(0.42)	(0.13)	—	(0.55)	12.58	4.27		0.06	[5]	0.06	[5]	3.57	[2]	34	17
12-31-2010	11.84	0.33	[2,3]	0.76	1.09	(0.30)	(0.04)	—	(0.34)	12.59	9.25		0.06	[5]	0.06	[5]	2.67	[2]	30	34
12-31-2009	10.28	0.56	[2,3]	1.66	2.22	(0.50)	(0.16)	—	(0.66)	11.84	21.63		0.07	[5]	0.07	[5]	4.99	[2]	20	37
12-31-2008	13.03	0.68	[2,3]	(2.66)	(1.98)	(0.52)	(0.25)	—	(0.77)	10.28	(15.43)		0.07	[5]	0.07	[5]	5.72	[2]	10	31
12-31-2007	13.45	1.02	[2,3]	(0.32)	0.70	(0.94)	(0.18)	—	(1.12)	13.03	5.35		0.06	[5]	0.06	[5]	7.60	[2]	5	27
1. Six months ended 6-30-12. Unaudited. 2. Recognition of net investment income by the Portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the Portfolio invests. 3. Based on the average daily shares outstanding. 4. Not annualized. 5. Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolio was as follows: 0.49% – 1.10%, 0.48% – 1.10%, 0.48% – 1.02%, 0.49% – 0.99%, 0.49% – 1.11% and 0.63% – 1.06% for the periods ended 6-30-12, 12-31-11, 12-31-10, 12-31-09, 12-31-08 and 12-31-07, respectively. 6. Annualized. 7. Less than ($0.005) per share.

14

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Notes to Financial Statements (Unaudited)

1.  ORGANIZATION John Hancock Variable Insurance Trust (the Trust) is a no-load, open-end management investment company organized as a Massachusetts business trust. The Trust is a series company with multiple investment series, five of which (collectively, Lifestyle Portfolios or the Portfolios, and individually the Portfolio) are presented in this report. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act).

The Portfolios may offer multiple classes of shares. The shares currently offered by the Trust are detailed in the Statements of assets and liabilities. Series I, Series II and Series NAV shares are presently offered only to certain affiliates of John Hancock Investment Management Services, LLC (the Adviser). The Portfolios operate as “funds of funds” that invest in shares of underlying funds of the Trust. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, for each class may differ.

The accounting policies of the underlying funds of the Portfolios are outlined in the underlying funds’ shareholder reports, available without charge by calling 1-800-344-1029 and jhfunds.com, on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or at the SEC’s public reference room in Washington, D.C. The underlying funds are not covered by this report.

2.  SIGNIFICANT ACCOUNTING POLICIES The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Portfolios:

Security valuation.  Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. Equity securities held by the Portfolios are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Investments by the Portfolios in underlying affiliated funds and/or other investment companies are valued at their respective net asset values each business day. Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Portfolios’ Pricing Committee, following procedures established by the Board of Trustees.

The Portfolios use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Portfolios’ own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

As of June 30, 2012, all investments are categorized as Level 1 under the hierarchy described above. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. During the six months ended June 30, 2012, there were no transfers between the levels described above.

Security transactions and related investment income.  Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Income and capital gain distributions from underlying funds are recorded on ex-date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Line of credit.  The Portfolios may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to a Portfolio to make properly authorized payments. The Portfolios are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any Portfolio property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the Portfolios and other affiliated funds have entered into an agreement with Citibank N.A. which enables them to participate in a $200 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating Portfolio on a pro rata basis and is reflected in other expenses on the Statements of operations. For the six months ended June 30, 2012, the Portfolios had no borrowings under the line of credit.

Expenses.  Within the John Hancock Funds complex, expenses that are directly attributable to an individual Portfolio are allocated to such Portfolio. Expenses that are not readily attributable to a specific Portfolio are allocated among all Portfolios in an equitable manner, taking into consideration, among other things, the nature and type of expense and the Portfolio’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations.  Income, common expenses and realized and unrealized gains (losses) are determined at the Portfolio level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, are calculated daily for each class, based on the net asset value of the class and the applicable specific expense rates.

Federal income taxes.  The Portfolios intend to continue to qualify as regulated investment companies by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Under the Regulated Investment Company Modernization Act of 2010, the Portfolios are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

15

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

For federal income tax purposes, the Portfolios have capital loss carryforwards available to offset future net realized capital gains. The following table details the capital loss carryforwards available as of December 31, 2011:

	CAPITAL LOSS CARRYFORWARD EXPIRING AT DECEMBER 31,
Portfolio	2016	2017	2018
Lifestyle Aggressive	—	$75,518,965	$22,833,335
Lifestyle Growth	$69,156,219	2,602,970,929	192,694,144
Lifestyle Balanced	—	1,458,384,680	177,566,072
Lifestyle Moderate	—	222,433,339	16,781,631
Lifestyle Conservative	—	—	—

As of December 31, 2011, the Portfolios had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The Portfolios’ federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

The costs of investments owned on June 30, 2012, including short-term investments, for federal income tax purposes, were as follows:

Portfolio	Aggregate Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Lifestyle Aggressive	$415,936,589	$8,598,532	($14,262,503)	($5,663,971)
Lifestyle Growth	13,467,855,910	715,784,132	(251,956,583)	463,827,549
Lifestyle Balanced	11,115,968,197	831,374,316	(79,495,031)	751,879,285
Lifestyle Moderate	3,320,417,508	222,253,251	(8,773,855)	213,479,396
Lifestyle Conservative	2,724,221,962	135,317,008	(4,450,790)	130,866,218

Distribution of income and gains.  Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Portfolios generally declare and pay dividends and capital gain distributions, if any, at least annually.

Distributions paid by the Portfolios with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals for all Portfolios.

3.  GUARANTEES AND INDEMNIFICATIONS Under the Portfolios’ organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Portfolios. Additionally, in the normal course of business, the Portfolios enter into contracts with service providers that contain general indemnification clauses. The Portfolios’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolios that have not yet occurred. The risk of material loss from such claims is considered remote.

4.  FEES AND TRANSACTIONS WITH AFFILIATES John Hancock Investment Management Services, LLC (the Adviser) serves as investment adviser for the Portfolios. John Hancock Distributors, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Portfolios. The Adviser and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee.  The Portfolios have an investment management agreement with the Adviser under which the Portfolios pay a daily management fee to the Adviser equivalent, on an annual basis, as detailed below. Aggregate net assets include the net assets of the Portfolios and the net assets of a similar fund of John Hancock Funds II (JHF II). JHF II Funds are advised by the Adviser and are distributed by an affiliate of the Adviser, John Hancock Funds, LLC. The Portfolios have subadvisory agreements with John Hancock Asset Management a division of Manulife Asset management (North America) Limited and John Hancock Asset Management a division of Manulife Asset Management (US) LLC, which are indirect owned subsidiary of MFC and affiliates of the Advisor. In addition, the Portfolios have a subadvisory agreement with QS Investors, LLC. The Portfolios are not responsible for payment of the subadvisory fees.

The management fee has two components: (a) a fee on assets invested in a fund of JHVIT, JHF II or JHF III and (b) a fee on assets not invested in a fund of JHVIT, JHF II or JHF III (“Other Assets”). The following JHVIT funds are not included (a): Money Market Trust B, 500 Index Trust B, International Equity Index Trust B and Total Bond Market Trust B. The fee on assets invested in JHVIT, JHF II or JHF III is stated as an annual percentage of the current value of the aggregate net assets of the JHVIT Lifestyle Trusts and the Lifestyle Portfolios that are series of JHF II and is equivalent to the sum of: (a) 0.05% of the first $7.5 billion of aggregate net assets and (b) 0.04% of the excess over $7.5 billion of aggregate net assets. The fee on “Other Assets” is stated as an annual percentage of the current value of the net assets of the JHVIT Lifestyle Trusts and the Lifestyle Portfolios that are series of JHF II and is equivalent to the sum of: (a) 0.50% of the first $7.5 billion of aggregate net assets and (b) 0.49% of the excess over $7.5 billion of aggregate net assets.

The investment management fees incurred for the six months ended June 30, 2012 were equivalent to an annual effective rate of the Portfolios’ average daily net assets as follows:

Portfolio	Annual Effective Rate
Lifestyle Aggressive	0.04%
Lifestyle Growth	0.04%
Lifestyle Balanced	0.04%
Lifestyle Moderate	0.04%
Lifestyle Conservative	0.04%

16

FEES AND TRANSACTIONS WITH AFFILIATES, CONTINUED

Expense reimbursements.  The Adviser voluntarily agreed to waive a portion of its management fee if certain expenses of the Lifestyle Portfolios exceed 0.10% of average net assets. Expenses excluded from this waiver are taxes, brokerage commissions, interest, litigation and indemnification expenses, advisory fees, Rule 12b-1 fees, underlying fund expenses and other extraordinary expenses not incurred in the ordinary course of the Portfolios’ business. There were no waivers under this plan for the six months ended June 30, 2012. This expense reduction will continue in effect until terminated by the Adviser.

The Adviser has voluntarily agreed to waive its advisory fee or reimburse the Portfolios so that the aggregate advisory fee retained by the Adviser with respect to both the Portfolios and the underlying investments does not exceed 0.50% of the Lifestyle Portfolios’ first $7.5 billion of average daily net assets and 0.49% of the Portfolios’ average daily net assets in excess of $7.5 billion. This voluntary waiver may terminate at any time.

There were no expense reimbursements for the six months ended June 30, 2012.

Expense recapture.  The Adviser may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements for a period of three years following the beginning of the month in which such reimbursements or waivers originally occurred to the extent that the Portfolio is below its expense limitation during this period. For the six months ended June 30, 2012, the Adviser did not recapture any expenses.

Accounting and legal services.  Pursuant to a service agreement, the Portfolios reimburse the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the Portfolios, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended June 30, 2012 amounted to an annual rate of 0.01% of each Portfolio’s average daily net assets.

Distribution and service plans.  The Portfolios have a distribution agreement with the Distributor. The Portfolios have adopted distribution and service plans with respect to Series I and Series II shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Portfolios. The Portfolios may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of each Portfolio’s shares.

Class	12b-1 Fee
Series I	0.05%
Series II	0.25%

Trustee expenses.  The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each Portfolio based on its average daily net assets.

5.  PORTFOLIO SHARE TRANSACTIONS Transactions in Portfolio shares for the six months ended June 30, 2012 and for the year ended December 31, 2011 were as follows:

Lifestyle Aggressive Trust	Six months ended 6/30/12		Year ended 12/31/11
	Shares	Amount	Shares	Amount
Series I shares
Sold	186,933	$1,563,013	1,063,220	$9,019,779
Distributions reinvested	—	—	263,880	2,026,599
Repurchased	(2,423,004)	(20,138,330)	(2,790,276)	(23,146,153)
Net decrease	(2,236,071)	($18,575,317)	(1,463,176)	($12,099,775)
Series II shares
Sold	475,733	$3,995,985	1,242,656	$9,900,324
Distributions reinvested	—	—	398,708	3,054,105
Repurchased	(2,482,220)	(20,695,477)	(4,732,078)	(39,862,046)
Net decrease	(2,006,487)	($16,699,492)	(3,090,714)	($26,907,617)
Series NAV shares
Sold	1,854,687	$15,116,035	4,577,927	$38,247,343
Distributions reinvested	—	—	298,210	2,290,250
Repurchased	(816,958)	(6,660,451)	(1,318,743)	(10,994,424)
Net increase	1,037,729	$8,455,584	3,557,394	$29,543,169
Net decrease	(3,204,829)	($26,819,225)	(996,496)	($9,464,223)

Lifestyle Growth Trust	Six months ended 6/30/12		Year ended 12/31/11
	Shares	Amount	Shares	Amount
Series I shares
Sold	508,411	$5,810,437	4,959,562	$57,134,308
Issued in reorganization (Note 8)	4,537,595	54,305,992	1,739	20,161
Distributions reinvested	—	—	1,874,189	20,503,627
Repurchased	(4,133,498)	(47,998,082)	(5,315,129)	(61,245,606)
Net increase	912,508	$12,118,347	1,520,361	$16,412,490
Series II shares
Sold	1,337,070	$15,552,366	12,879,940	$147,738,186
Issued in reorganization (Note 8)	45,216,347	539,693,731	64,200	741,547
Distributions reinvested	—	—	28,988,975	316,269,722
Repurchased	(55,023,800)	(637,216,490)	(97,028,745)	(1,103,312,286)
Net decrease	(8,470,383)	($81,970,393)	(55,095,630)	($638,562,831)
Series NAV shares
Sold	1,869,537	$21,491,266	5,136,417	$59,371,113
Issued in reorganization (Note 8)	282,586	3,386,029	370,035	4,295,920
Distributions reinvested	—	—	1,138,569	12,467,334
Repurchased	(836,533)	(9,724,550)	(2,347,830)	(27,354,609)
Net increase	1,315,590	$15,152,745	4,297,191	$48,779,758
Net decrease	(6,242,285)	($54,699,301)	(49,278,078)	($573,370,583)

17

PORTFOLIO SHARE TRANSACTIONS, CONTINUED

Lifestyle Balanced Trust	Six months ended 6/30/12		Year ended 12/31/11
	Shares	Amount	Shares	Amount
Series I shares
Sold	836,831	$10,033,151	3,723,118	$44,177,769
Distributions reinvested	—	—	2,459,389	28,061,623
Repurchased	(3,918,458)	(46,836,450)	(4,938,155)	(58,649,395)
Net increase (decrease)	(3,081,627)	($36,803,299)	1,244,352	$13,589,997
Series II shares
Sold	2,391,218	$28,226,694	4,439,941	$52,727,982
Distributions reinvested	—	—	27,808,781	316,185,843
Repurchased	(41,770,073)	(498,892,374)	(93,001,760)	(1,097,637,727)
Net decrease	(39,378,855)	($470,665,680)	(60,753,038)	($728,723,902)
Series NAV shares
Sold	802,915	$9,693,940	1,874,990	$21,980,517
Distributions reinvested	—	—	3,530,871	40,357,860
Repurchased	(4,357,304)	(52,090,030)	(9,855,302)	(117,692,655)
Net decrease	(3,554,389)	($42,396,090)	(4,449,441)	($55,354,278)
Net decrease	(46,014,871)	($549,865,069)	(63,958,127)	($770,488,183)

Lifestyle Moderate Trust	Six months ended 6/30/12		Year ended 12/31/11
	Shares	Amount	Shares	Amount
Series I shares
Sold	764,415	$9,463,079	2,320,157	$28,475,912
Distributions reinvested	—	—	930,169	11,013,199
Repurchased	(1,485,461)	(18,373,044)	(3,373,751)	(41,337,466)
Net decrease	(721,046)	($8,909,965)	(123,425)	($1,848,355)
Series II shares
Sold	2,304,869	$28,250,788	7,149,442	$87,597,800
Distributions reinvested	—	—	9,204,781	108,524,364
Repurchased	(11,956,988)	(146,973,028)	(25,678,866)	(313,014,150)
Net decrease	(9,652,119)	($118,722,240)	(9,324,643)	($116,891,986)
Series NAV shares
Sold	759,151	$9,382,365	2,272,427	$28,196,366
Distributions reinvested	—	—	234,014	2,773,070
Repurchased	(1,272,373)	(15,874,003)	(557,030)	(6,840,984)
Net increase (decrease)	(513,222)	($6,491,638)	1,949,411	$24,128,452
Net decrease	(10,886,387)	($134,123,843)	(7,498,657)	($94,611,889)

Lifestyle Conservative Trust	Six months ended 6/30/12		Year ended 12/31/11
	Shares	Amount	Shares	Amount
Series I shares
Sold	1,597,303	$20,706,449	3,655,157	$47,025,267
Distributions reinvested	—	—	833,216	10,456,862
Repurchased	(1,326,833)	(17,166,762)	(4,084,609)	(52,359,593)
Net increase	270,470	$3,539,687	403,764	$5,122,536
Series II shares
Sold	5,105,531	$65,913,903	20,593,761	$264,659,660
Distributions reinvested	—	—	8,012,974	100,082,042
Repurchased	(11,314,940)	(145,299,736)	(32,150,261)	(408,670,426)
Net decrease	(6,209,409)	($79,385,833)	(3,543,526)	($43,928,724)
Series NAV shares
Sold	543,856	$7,055,449	774,644	$10,019,011
Distributions reinvested	—	—	113,292	1,424,086
Repurchased	(183,524)	(2,377,353)	(511,644)	(6,567,528)
Net increase	360,332	$4,678,096	376,292	$4,875,569
Net decrease	(5,578,607)	($71,168,050)	(2,763,470)	($33,930,619)

Affiliated share ownership.  Affiliates of the Trust owned 100% of shares of beneficial interest of Series NAV of the Portfolios on June 30, 2012.

6.  PURCHASE AND SALE OF SECURITIES The following summarizes the purchases and sales for the six months ended June 30, 2012.

PORTFOLIO	PURCHASES	SALES
Lifestyle Aggressive	$49,919,233	$77,012,413
Lifestyle Growth	4,691,776,736	5,359,344,862
Lifestyle Balanced	3,292,740,597	3,858,586,168
Lifestyle Moderate	770,716,677	909,916,457
Lifestyle Conservative	432,856,427	508,096,500

18

7.  INVESTMENT IN AFFILIATED UNDERLYING FUNDS The Portfolios invest primarily in affiliated underlying funds that are managed by the Adviser and affiliates. The Portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the Portfolios’ investment may represent a significant portion of each underlying Fund’s net assets. For the six months ended June 30, 2012, the following Portfolios held 5% or more of an underlying Fund’s net assets:

PORTFOLIO	AFFILIATE CLASS NAV	PERCENT OF UNDERLYING FUNDS’ NET ASSETS
Lifestyle Aggressive Trust
	International Small Company Trust	8.79%
Lifestyle Growth Trust
	All Cap Core Trust	39.37%
	All Cap Value Trust	45.19%
	Alpha Opportunities Trust	54.41%
	Blue Chip Growth Trust	23.70%
	Bond Trust	22.45%
	Capital Appreciation Trust	32.37%
	Core Bond Trust	27.64%
	Emerging Markets Value Trust	54.50%
	Equity-Income Trust	29.53%
	Fundamental Large Cap Value Trust	45.83%
	Fundamental Value Trust	31.65%
	Global Bond Trust	17.04%
	Growth Equity Trust	62.05%
	Heritage Trust	51.84%
	International Core Trust	41.73%
	International Growth Stock Trust	42.21%
	International Opportunities Trust	49.25%
	International Value Trust	32.27%
	Mid Cap Stock Trust	19.15%
	Mid Cap Value Equity Trust	52.53%
	Mid Value Trust	18.96%
	New Income Trust	28.07%
	Short Term Government Income Trust	14.31%
	Small Cap Growth Trust	15.68%
	Small Cap Opportunities Trust	45.66%
	Small Cap Value Trust	11.51%
	Small Company Growth Trust	53.88%
	Small Company Value Trust	28.78%
	Smaller Company Growth Trust	26.28%
	Strategic Equity Allocation Trust	54.93%
	Total Return Trust	21.50%
	U.S. Equity Trust	47.93%
Lifestyle Balanced Trust
	All Cap Core Trust	33.70%
	All Cap Value Trust	29.55%
	Alpha Opportunities Trust	33.23%
	Blue Chip Growth Trust	15.22%
	Bond Trust	32.53%
	Capital Appreciation Trust	19.56%
	Core Bond Trust	39.96%
	Emerging Markets Value Trust	35.05%
	Equity-Income Trust	16.55%
	Fundamental Large Cap Value Trust	29.67%
	Fundamental Value Trust	19.37%
	Global Bond Trust	25.02%
Lifestyle Balanced Trust (continued)
	Growth Equity Trust	33.37%
	Heritage Trust	44.38%
	International Core Trust	28.52%
	International Growth Stock Trust	41.75%
	International Opportunities Trust	23.37%
	International Value Trust	20.83%
	Mid Cap Stock Trust	12.27%
	Mid Cap Value Equity Trust	44.96%
	Mid Value Trust	12.17%
	New Income Trust	40.68%
	Short Term Government Income Trust	20.51%
	Small Cap Growth Trust	10.42%
	Small Cap Value Trust	8.86%
	Small Company Growth Trust	34.71%
	Small Company Value Trust	18.15%
	Smaller Company Growth Trust	19.78%
	Strategic Equity Allocation Trust	33.22%
	Total Return Trust	31.33%
	U.S. Equity Trust	25.22%
Lifestyle Moderate Trust
	All Cap Value Trust	6.68%
	Alpha Opportunities Trust	7.75%
	Blue Chip Growth Trust	5.39%
	Bond Trust	12.10%
	Capital Appreciation Trust	7.27%
	Core Bond Trust	14.87%
	Equity-Income Trust	5.40%
	Fundamental Large Cap Value Trust	6.76%
	Global Bond Trust	9.26%
	International Core Trust	9.17%
	International Growth Stock Trust	12.20%
	International Opportunities Trust	7.27%
	International Value Trust	7.12%
	New Income Trust	15.09%
	Short Term Government Income Trust	7.47%
	Small Company Growth Trust	8.43%
	Strategic Equity Allocation Trust	7.81%
	Total Return Trust	11.53%
Lifestyle Conservative Trust
	Bond Trust	12.92%
	Core Bond Trust	15.79%
	Global Bond Trust	9.94%
	New Income Trust	16.14%
	Short Term Government Income Trust	7.98%
	Total Return Trust	12.41%

8.  REORGANIZATIONS On April 17, 2012, the shareholders of Balanced Trust, Core Allocation Trust, Core Balanced Trust and Core Disciplined Diversification Trust (the Acquired Portfolios) voted to approve an Agreement and Plan of Reorganization (the Agreement) which provided for an exchange of shares of Lifestyle Growth Trust (the Acquiring Portfolio) with a value equal to the net assets transferred.

The Agreement provided for (a) the acquisition of all the assets, subject to all of the liabilities, of the Acquired Portfolios in exchange for shares of the Acquiring Portfolio with a value equal to the net assets transferred; (b) the liquidation of the Acquired Portfolios; and (c) the distribution to the Acquired Portfolios’ shareholders of such Acquiring Portfolio’s shares. The reorganization was intended to consolidate the Acquired Portfolios with portfolios with similar objectives. As a result of the reorganization, the Acquiring Portfolio was the legal and accounting survivor.

19

REORGANIZATIONS, CONTINUED

Based on the opinion of tax counsel, the reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized by the Acquired Portfolios or their shareholders. Thus, the investments were transferred to the Acquiring Portfolio at the Acquired Portfolios’ identified cost. All distributable amounts of net income and realized gains from the Acquired Portfolios were distributed prior to the reorganization. In addition, the expenses of the reorganization were borne by the Acquired Portfolios. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the New York Stock Exchange (NYSE) on April 27, 2012. The following outlines the reorganization:

ACQUIRING PORTFOLIO	ACQUIRED PORTFOLIOS	ACQUIRED NET ASSET VALUE OF THE ACQUIRED PORTFOLIOS	APPRECIATION OF THE ACQUIRED PORTFOLIOS’ INVESTMENT	SHARES REDEEMED BY THE ACQUIRED PORTFOLIOS	SHARES ISSUED BY THE ACQUIRING PORTFOLIO	ACQUIRING PORTFOLIO NET ASSETS PRIOR TO COMBINATION	ACQUIRING PORTFOLIO TOTAL NET ASSETS AFTER COMBINATION
Lifestyle Growth Trust	Balanced Trust	$4,218,857	$60,322	358,260	352,219	$14,062,512,334	$14,066,731,191
Lifestyle Growth Trust	Core Allocation Trust	$132,471,252	$2,092,708	8,542,179	11,095,203	$14,066,731,191	$14,199,202,443
Lifestyle Growth Trust	Core Balanced Trust	$249,418,553	($10,317,465)	16,880,727	20,888,807	$14,199,202,443	$14,448,620,996
Lifestyle Growth Trust	Core Disciplined Diversification Trust	$211,277,090	$4,509,963	13,011,534	17,700,299	$14,448,620,996	$14,659,898,086

Because the combined Portfolios have been managed as a single integrated Portfolio since the reorganization was completed, it is not practicable to separate the amounts of net investment income and gains attributable to the Acquired Portfolios that have been included in the Acquiring Portfolio’s Statement of Operations at June 30, 2012. See Note 6 for capital shares issued in connection with the above referenced reorganizations.

Fiscal year ended December 31, 2011 Portfolio mergers  On October 4, 2011, the shareholders of Core Diversified Growth & Income Trust (the Acquired Portfolio) voted to approve an Agreement and Plan of Reorganization (the Agreement) which provided for an exchange of shares of the Lifestyle Growth Trust (the Acquiring Portfolio) with a value equal to the net assets transferred.

The Agreement provided for (a) the acquisition of all the assets, subject to all of the liabilities, of the Acquired Portfolio in exchange for shares of the Acquiring Portfolio with a value equal to the net assets transferred; (b) the liquidation of the Acquired Portfolio; and (c) the distribution to the Acquired Portfolio’s shareholders of such Acquiring Portfolio’s shares. The reorganization was intended to eliminate the underperforming Acquired Portfolio in favor of the Acquiring Portfolio that has a better performance record and is expected to have improved prospects for continued asset growth. As a result of the reorganization, the Acquiring Portfolio was the legal and accounting survivor.

Based on the opinion of tax counsel, this reorganization did not qualify as a tax-free reorganization for federal income tax purposes. Thus, the investments were transferred to the Acquiring Portfolio at the Acquired Portfolio’s identified cost. All distributable amounts of net income and realized gains from the Acquired Portfolio were distributed prior to the reorganization. In addition, the expenses of the reorganization were borne by the Acquired Portfolio. The reorganization occurred immediately after the close of regularly scheduled trading on the New York Stock Exchange (NYSE) on October 28, 2011. The following outlines the reorganization:

ACQUIRING PORTFOLIO	ACQUIRED PORTFOLIO	ACQUIRED NET ASSET VALUE OF THE ACQUIRED PORTFOLIO	APPRECIATION OF THE ACQUIRED PORTFOLIO INVESTMENT	SHARES REDEEMED BY THE ACQUIRED PORTFOLIO	SHARES ISSUED BY THE ACQUIRING PORTFOLIO	ACQUIRING PORTFOLIO NET ASSETS PRIOR TO COMBINATION	ACQUIRING PORTFOLIO TOTAL NET ASSETS AFTER COMBINATION
Lifestyle Growth Trust	Core Diversified Growth & Income Trust	$5,057,628	$208,072	417,151	435,974	$13,761,830,966	$13,766,888,594

Because the combined Portfolios have been managed as a single integrated Portfolio since the reorganization was completed, it is not practicable to separate the amounts of net investment income and gains attributable to the Acquired Portfolio that have been included in the Acquiring Portfolio’s Statement of Operations at December 31, 2011. See Note 5 for capital shares issued in connection with the above referenced reorganization.

20

John Hancock Variable Insurance Trust

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees (the “Board”) of the Advisory Agreement (the “Advisory Agreement”) and each of the Subadvisory Agreements and the Sub-Subadvisory Agreements (collectively, the “Subadvisory Agreements”) for each of the portfolios (the “Funds”) of John Hancock Variable Insurance Trust (the “Trust”) included in this report.

At in-person meetings held on May 24-25, 2012, the Board, including all of the Trustees who are not considered to be “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), approved for an annual period the continuation of the Advisory and Subadvisory Agreements with respect to each of the Funds.

Evaluation by the Board of Trustees

The Board, including the Independent Trustees, is responsible for selecting the Trust’s adviser, John Hancock Investment Management Services, LLC (the “Adviser” or “JHIMS”), approving the Adviser’s selection of subadvisers for each of the Funds (each a “Sub-Adviser”, and collectively, the “Sub-Advisers”) and approving the Trust’s advisory and subadvisory (and any sub-subadvisory) agreements, their periodic continuation and any amendments. Consistent with Securities and Exchange Commission rules, the Board regularly evaluates the Trust’s advisory and subadvisory arrangements, including consideration of the factors listed below. The Board may also consider other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board is furnished with an analysis of its fiduciary obligations in connection with its evaluation and, throughout the evaluation process, the Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel. The factors considered by the Board are:

(1)	the nature, extent and quality of the services to be provided by the Adviser to the Trust and by the Sub-Advisers to the Funds;

(2)	the investment performance of the Funds and their Sub-Advisers;

(3)	the extent to which economies of scale would be realized as a Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund shareholders;

(4)	the costs of the services to be provided and the profits to be realized by the Adviser and its affiliates (including any subadvisers that are affiliated with the Adviser) from the Adviser’s relationship with the Trust; and

(5)	comparative services rendered and comparative advisory and subadvisory fee rates.

The Board believes that information relating to all of these factors is relevant to its evaluation of the Trust’s advisory agreement. The Board also takes into account any indirect benefits expected to be derived by the Adviser and its affiliates and the Sub-Advisers and their affiliates from their relationships with the Funds. With respect to its evaluation of subadvisory agreements (including any sub-subadvisory agreements) with subadvisers not affiliated with the Adviser, the Board believes that, in view of the Trust’s “manager-of-managers” advisory structure, the costs of the services to be provided and the profits to be realized by those Sub-Advisers that are not affiliated with the Adviser from their relationship with the Trust generally are not a material factor in the Board’s consideration of these Subadvisory agreements because such fees are paid by the Adviser and not by the Funds and the Board relies on the ability of the Adviser to negotiate the subadvisory fees at arms-length.

In evaluating subadvisory arrangements, the Board also considers other material business relationships that unaffiliated Sub-Advisers and their affiliates have with the Adviser or its affiliates, including the involvement by certain affiliates of certain Sub-Advisers in the distribution of financial products, including shares of the Trust, offered by the Adviser and other affiliates of the Adviser (“Material Relationships”).

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on May 24-25, 2012, the Board, including all of the Independent Trustees, re-approved the Advisory Agreement and the applicable Subadvisory Agreements with respect to each of the Funds.

In considering the Advisory Agreement and the Subadvisory Agreements, the Board received in advance of the meeting a variety of materials relating to each Fund, the Adviser and each Sub-Adviser, including comparative performance, fee and expense information for a peer group of similar mutual funds prepared by an independent third party provider of mutual fund data, including performance information for relevant benchmark indices and other information provided by the Adviser and the Sub-Advisers regarding the nature, extent and quality of services provided by the Adviser and the Sub-Advisers under their respective Agreements. The Board also took into account discussions with management and information provided to the Board in its meetings throughout the year with respect to the services provided by the Adviser and the Sub-Advisers to the Funds, including quarterly performance reports prepared by management containing reviews of investment results, and periodic presentations from the Sub-Advisers with respect to the Funds they manage. The Board noted the affiliation of certain of the Sub-Advisers with JHIMS, noting any potential conflicts of interest.

Throughout the process, the Trustees were afforded the opportunity to ask questions of and request additional information from management. The Independent Trustees also received a memorandum from their independent counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

Among the information received by the Board from the Adviser relating to the nature, extent and quality of services provided to the Funds, the Board reviewed information provided by JHIMS relating to its operations and personnel and information regarding JHIMS’s compliance and regulatory history. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (“CCO”) regarding the Funds’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considers the Adviser’s risk management processes. The Board considered that JHIMS is responsible for the management of the day-to-day operations of the Funds, including, but not limited to, general supervision of and coordination of the services provided by the Sub-Advisers, and is also responsible for monitoring and reviewing the activities of the Sub-Advisers and other third-party service providers.

In considering the nature, extent and quality of the services provided by the Adviser, the Trustees also took into account their knowledge of JHIMS’ management and the quality of the performance of its duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of another trust in the complex.

In approving the renewal of the Advisory Agreement, and with reference to the factors that it regularly considers when considering approval of advisory and subadvisory agreements as listed above, the Board:

(1)–(a) considered the high value to the Trust of continuing its relationship with JHIMS as the Trust’s adviser, the skills and competency with which JHIMS has in the past managed the Trust’s affairs and its subadvisory relationships, JHIMS’s oversight and monitoring of the Sub-Advisers’ investment performance and compliance programs including its timeliness in responding to performance issues and the qualifications of JHIMS’s personnel;

(b) considered JHIMS’s compliance policies and procedures and noted its responsiveness to regulatory changes and mutual fund industry developments;

(c) considered JHIMS’s administrative capabilities, including its ability to supervise the other service providers for the Funds;

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John Hancock Variable Insurance Trust

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

(d) considered the financial condition of JHIMS and whether it had the financial wherewithal to provide a high level and quality of services to the Funds; and

(e) recognized JHIMS’s reputation and experience in serving as an investment adviser to the Trust, and considered the benefit to contractholders of investing in funds that are part of a family of variable insurance portfolios offering a variety of investments.

The Board concluded that JHIMS may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the Funds;

(2)–(a) reviewed the investment performance of each of the Funds;

(b) reviewed the comparative performance of their respective benchmarks;

(c) considered the performance of comparable funds as included in a report prepared by an independent third party provider of mutual fund data (i.e., funds underlying variable insurance products having approximately the same investment classification/objective), if any. Such report included each Fund’s ranking within a smaller group of peer funds and the Fund’s ranking within broader groups of funds, as well as a description of the methodology used to determine the similarity of each Fund with the funds included in each group; and

(d) took into account JHIMS’s analysis of each Fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally and with respect to particular Funds.

The Board concluded that the performance of each of the Funds has generally been in line with or generally outperformed the historical performance of comparable funds and the Fund’s respective benchmarks with the exceptions noted in Appendix A and in such cases, that appropriate action is being taken to address performance, if necessary, or that such performance is reasonable in light of all factors considered, and that JHIMS may reasonably be expected to continue ably to monitor the performance of the Funds and each of their subadvisers.

3)–(a) with respect to each Fund (except those listed below), considered that the Adviser has agreed to waive its management fee for each of these Funds and each of the funds of John Hancock Funds II (except those listed below) (the “Participating Portfolios”) or otherwise reimburse the expenses of the Participating Portfolios as follows (the “Reimbursement”) and that, at the request of the Board, the Reimbursement rate was increased effective May 31, 2011. The current Reimbursement rate is as follows: The Reimbursement shall equal, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the Participating Portfolios that exceed $75 billion but is less than $100 billion and 0.015% of that portion of the aggregate net assets of all the Participating Portfolios that equals or exceeds $100 billion. The amount of the Reimbursement shall be calculated daily and allocated among all the Participating Portfolios in proportion to the daily net assets of each Participating Portfolio, and that Reimbursement may be terminated or modified by the Adviser only upon notice to the Trust and approval of the Board of Trustees of the Trust. (The Funds that are not Participating Portfolios as of the date of this semi-annual report are each of the fund of funds, money market funds and index funds of the Trust and John Hancock Funds II.)

(b) reviewed the Trust’s advisory fee structure and the incorporation therein of any subadvisory fee breakpoints in the advisory fees charged and concluded that (i) most of the Funds contain breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for Funds and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of Funds with advisory fee breakpoints to benefit from economies of scale if those Funds grow. The Board also took into account management’s discussion of the Funds’ advisory fee structure, including with respect to those Funds that did not currently have breakpoints, and also noted that management had agreed to add breakpoints or implement additional breakpoints to the advisory fee structure of certain of the Funds; and

(c) The Board also considered the effect of the Funds’ growth in size on their performances and fees. The Board also noted that if the Funds’ assets increase over time, the Funds may realize other economies of scale if assets increase proportionally more than certain other fixed expenses.

(4)–(a) reviewed the financial statements of JHIMS and considered (i) an analysis presented by JHIMS regarding the net profitability to JHIMS and Manulife Financial Corporation, the Adviser’s parent, of each Fund and the net profitability to Manulife Financial Corporation of the retirement and variable insurance products for which the Trust serves as the underlying investment medium; and (ii) the representation by the John Hancock insurance companies in registration statements for registered variable insurance contracts using the Funds as investment options in registered separate accounts, that the fees and charges deducted under their variable insurance contracts (including the fees and expenses of the Trust), in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by such companies;

(b) reviewed and considered an analysis presented by JHIMS regarding the profitability of JHIMS’s relationship with each Fund and whether JHIMS has the financial ability to continue to provide a high level of services to the Fund;

(c) considered that the John Hancock insurance companies that are affiliates of JHIMS, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain Funds of the Trust and noted that these tax benefits, which are not available to contract owners under applicable income tax law, are reflected in the profitability analysis reviewed by the Board;

(d) considered that JHIMS also provides administrative services to the Funds on a cost basis pursuant to an administrative services agreement and took into account information prepared by JHIMS indicating the allocation of such costs;

(e) noted that certain of the Funds’ Sub-Advisers are affiliates of the Adviser;

(f) noted that John Hancock Distributors, LLC, an affiliate of the Adviser, provides distribution services to the Funds, and that JHIMS also derives reputational and other indirect benefits from providing advisory services to the Funds;

(g) noted that the subadvisory fees for the Funds are paid by JHIMS and are negotiated at arms’ length with respect to the unaffiliated Sub-Advisers; and

(h) considered that the Adviser should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to each Fund and the entrepreneurial risk that it assumes as Adviser.

Based upon its review, the Board concluded that the Adviser and its affiliates’ level of profitability, if any, from their relationship with each Fund was reasonable and not excessive.

(5)–reviewed comparative information prepared by an independent third party provider of mutual fund data including, among other data, each Fund’s contractual and actual advisory and subadvisory fees and total expenses as compared to similarly situated investment companies underlying variable insurance products deemed to be comparable to the Funds. The Board considered each Fund’s ranking within a smaller group of peer funds chosen by the independent third party provider, as well as the Fund’s ranking within broader groups of funds. In comparing each Fund’s actual and contractual management fee to that of comparable funds, the Board noted that such fee includes both advisory and administrative costs.

The Board determined that the Trust’s advisory fees are generally within a competitive range of those incurred by other comparable funds. In this regard, the Board took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by the Adviser after payment of the subadvisory fee. The Board also noted that JHIMS is currently waiving fees and/or reimbursing expenses with respect to certain of the Funds. The Board also noted that the Adviser pays the subadvisory fees of the Funds, and that such fees are negotiated at arm’s length with respect to unaffiliated Sub-Advisers. In addition, the Board noted that the Adviser

22

John Hancock Variable Insurance Trust

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

effected advisory and subadvisory fee reductions in the past year with respect to several Funds. The Board also noted management’s discussion of the Funds’ expenses, as well as certain actions taken over the past several years to reduce the Funds’ operating expenses. The Board also took into account the level and quality of services provided by JHIMS with respect to the Funds, as well as the other factors considered. The Board concluded that the advisory fees paid by the Trust with respect to the Funds are reasonable.

In addition, in the case of the Fundamental Holdings Trust, the Global Diversification Trust, Core Diversified Growth & Income Trust, Core Fundamental Holdings Trust, Core Global Diversification Trust, Core Strategy Trust, Franklin Templeton Founding Allocation Trust, each Lifestyle Trusts and each Lifestyle PS Series Trust (each a “Fund of Funds”), the Trustees reviewed the advisory fee to be paid to the Adviser for each Fund of Funds and concluded that the advisory fee to be paid to the Adviser with respect to each Fund of Funds is based on services provided that are in addition to, rather than duplicative of, the services provided pursuant to the advisory agreements for the underlying portfolios of the Fund of Funds and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of a Fund of Funds and those of its underlying portfolios.

Additional information relating to each Fund’s fees and expenses and performance that the Board considered in approving the Advisory Agreement is set forth in Appendix A.

Approval of Subadvisory Agreements

In making its determination with respect to the factors that it considers in considering approval of the Sub-Advisory Agreements, the Board reviewed:

(1)	information relating to each Sub-Adviser’s business, including current subadvisory services to the Trust (and other funds in the John Hancock family of funds);

(2)	the historical and current performance of each Fund and comparative performance information relating to the Fund’s benchmark and comparable funds;

(3)	the subadvisory fee for each Fund, including any breakpoints, and comparative fee information prepared by an independent third party of mutual fund data; and

(4)	information relating to the nature and scope of Material Relationships and their significance to the Trust’s Adviser and unaffiliated Sub-Advisers.

With respect to the services provided by each of the Sub-Advisers, the Board received information provided to the Board by each Sub-Adviser, including each Sub-Adviser’s Form ADV, as well as considered information presented throughout the past year. The Board considered the Sub-Adviser’s current level of staffing and its overall resources, as well as its compensation program. The Board reviewed each Sub-Adviser’s history and investment experience, as well as information regarding the qualifications, background and responsibilities of the Sub-Adviser’s investment and compliance personnel who provide services to the Funds. The Board also considered, among other things, the Sub-Adviser’s compliance program and any disciplinary history. The Board also considered the Sub-Adviser’s risk assessment and monitoring process. The Board noted each Sub-Adviser’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board also noted that the CCO and his staff conduct regular, periodic compliance reviews with each of the Sub-Advisers and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Sub-Advisers and procedures reasonably designed by them to assure compliance with the federal securities laws. The Board also took into account the financial condition of each Sub-Adviser.

The Board considered each Sub-Adviser’s investment process and philosophy. The Board took into account that each Sub-Adviser’s responsibilities include the development and maintenance of an investment program for the applicable Fund which is consistent with the Fund’s investment objectives, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to each Sub-Adviser’s brokerage policies and practices, including with respect to best execution and soft dollars. The Board also reviewed information relating to the nature and scope of Material Relationships and their significance to the Adviser and its affiliates and to unaffiliated Sub-Advisers.

The Board also took into account the sub-advisory fees paid by the Adviser to fees charged by each Fund’s Sub-Adviser to manage other sub-advised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

The Board also received information regarding any Material Relationships with respect to the unaffiliated Sub-Advisers, which include arrangements in which unaffiliated Sub-Advisers or their affiliates provide advisory, distribution or management services in connection with financial products sponsored by the Trust’s Adviser or its affiliates, and may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interests the Adviser might have in connection with the Sub-Advisory Agreements.

The Board’s decision to approve each Subadvisory Agreement was based on a number of determinations, including the following:

(1)	The Sub-Adviser has extensive experience and demonstrated skills as a manager;

(2)	Although not without variation, the performance of each Fund managed by a Sub-Adviser has generally been in line with or generally outperformed the historical performance of comparable funds and the Fund’s respective benchmarks with the exceptions noted in Appendix A (with respect to such exceptions, the Board concluded that appropriate action was being taken to address such Funds’ performance, if necessary, or that performance was reasonable in light of all factors considered);

(3)	The subadvisory fees generally are (i) competitive and within the range of industry norms and (ii) are paid by JHIMS out of its advisory fees it receives from the Fund (in the case of each sub-subadvisory agreement, that the sub-subadvisory fee would be paid by the Sub-Adviser out of the subadvisory fee) and would not be an expense of the Fund, and, with respect to each Sub-Adviser that is not affiliated with the Adviser, are a product of arm’s length negotiation between the Adviser and the Sub-Adviser; and the Board concluded that each Fund’s subadvisory fees are reasonable; and

(4)	With respect to those Funds that have subadvisory fees that contain breakpoints, such breakpoints are reflected as breakpoints in the advisory fees for the Funds in order to permit shareholders to benefit from economies of scale if those Funds grow.

In addition, in the case of each Fund of Funds, the Trustees reviewed the subadvisory fee to be paid to the Sub-Adviser for the Fund of Funds and concluded that the subadvisory fee to be paid to the Sub-Adviser with respect to each Fund of Funds is based on services provided that are in addition to, rather than duplicative of, the services provided pursuant to the subadvisory agreements for the underlying portfolios of the Fund of Funds and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of a Fund of Funds and those of its underlying portfolios.

Additional information relating to each Fund’s fees and expenses and performance that the Board considered for a particular Fund is set forth in Appendix A.

*        *        *

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that renewal of the

23

John Hancock Variable Insurance Trust

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

Advisory Agreement and each of the Sub-Advisory Agreements would be in the best interest of each of the Funds and its respective shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and each of the Subadvisory Agreements for an additional one-year period.

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John Hancock Variable Insurance Trust

Appendix A

Portfolio (Subadviser)	Performance of Trust, as of March 31, 2012	Fees and Expenses	Other Comments

Lifestyle Aggressive Trust (John Hancock Asset Management) John Hancock Asset Management a division of Manulife Asset Management (US) LLC QS Investors, LLC
Benchmark Index — The Trust underperformed for the one-, three- and five-year periods.

Lipper Peer Group — The Trust underperformed for the one-year period, outperformed for the three-year period, and underperformed for the five-year period.
Subadvisory fees for the peer group are not available. Net management fees for this Trust are lower than the peer group median. Total expenses for this Trust are lower than the peer group median.
The Board took into account management’s discussion of the Trust’s performance, including the factors that contributed to the Trust’s performance relative to the peer group and its benchmark. The Board noted the Trust’s favorable performance compared to its peer group over the three-year period.

Lifestyle Balanced Trust (John Hancock Asset Management) John Hancock Asset Management a division of Manulife Asset Management (US) LLC QS Investors, LLC
Benchmark Index — The Trust underperformed for the one-year period, outperformed for the three-year period, and underperformed for the five-year period.

Lipper Peer Group — The Trust outperformed for the one- and three-year periods, and underperformed for the five-year period.
		Subadvisory fees: Limited peer group. Net management fees for this Trust are lower than the peer group median. Total expenses for this Trust are lower than the peer group median.	The Board took into account management’s discussion of the Trust’s performance, including the Trust’s favorable performance relative to the peer group for the one- and three-year periods.

Lifestyle Conservative Trust (John Hancock Asset Management) John Hancock Asset Management a division of Manulife Asset Management (US) LLC QS Investors, LLC
Benchmark Index — The Trust underperformed for the one-year period, outperformed for the three-year period, and underperformed for the five-year period.

Lipper Peer Group — The Trust outperformed for the one-, three- and five-year periods.
		Subadvisory fees: Limited peer group. Net management fees for this Trust are lower than the peer group median. Total expenses for this Trust are lower than the peer group median.	The Board noted the Trust’s favorable overall performance relative to the peer group over the one-, three- and five-year periods.

Lifestyle Growth Trust (John Hancock Asset Management) John Hancock Asset Management a division of Manulife Asset Management (US) LLC QS Investors, LLC
Benchmark Index — The Trust underperformed for the one-year period, outperformed for the three-year period, and underperformed for the five-year period.

Lipper Peer Group — The Trust outperformed for the one- and three-year period, and underperformed for the five-year period.
		Subadvisory fees for the peer group are not available. Net management fees for this Trust are lower than the peer group median. Total expenses for this Trust are lower than the peer group median.	The Board took into account management’s discussion of the Trust’s performance, including the Trust’s favorable performance relative to its peer group for the one- and three-year periods.

Lifestyle Moderate Trust (John Hancock Asset Management) John Hancock Asset Management a division of Manulife Asset Management (US) LLC QS Investors, LLC
Benchmark Index — The Trust underperformed for the one-year period, outperformed for the three-year period, and underperformed for the five-year period.

Lipper Peer Group — The Trust outperformed for the one-, three-, and five-year periods.
		Subadvisory fees: Limited peer group. Net management fees for this Trust are lower than the peer group median. Total expenses for this Trust are lower than the peer group median.	The Board took into account management’s discussion of the Trust’s performance, including the Trust’s favorable performance relative to the peer group for the one-, three- and five-year periods.

25

John Hancock Variable Insurance Trust

For More Information

The Statement of Additional Information, a separate document with supplemental information not contained in the Prospectus, includes additional information on the Board of Trustees and can be obtained without charge by calling 1-800-344-1029 or on the Securities and Exchange Commission (“SEC”) Web site at www.sec.gov.

PROXY VOTING POLICY A description of the Trust’s proxy voting policies and procedures and information regarding how the Trust voted proxies, if any, relating to fund securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling 1-800-344-1029 or on the Trust’s Web site at www.jhfunds.com or on the SEC Web site at www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available electronically on the SEC Web site (www.sec.gov); hard copies may be reviewed and copied at the SEC’s Public Reference Room, 450 Fifth Street, N.W., Washington, DC 20549. For more information on the Public Reference Room, call 1-800-SEC-0330.

The report is certified under the Sarbanes-Oxley Act, which requires mutual funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

26

American Funds Insurance Series is the underlying investment vehicle for several variable annuities and insurance products. The investment adviser for American Funds Insurance Series is Capital Research and Management Company.SM For more than 80 years, Capital Research has invested with a long-term focus based on thorough research and attention to risk. All the variable funds in American Funds Insurance Series may not be available in your product.

The summary investment portfolios (with the exception of Mortgage Fund and Cash Management Fund, which show a complete listing of portfolio holdings) are designed to streamline this report and help investors better focus on the funds’ principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings for each fund in the series.

Unless otherwise indicated, investment results are for Class 2 shares of the funds in American Funds Insurance Series. Class 2 shares began operations on April 30, 1997. Class 3 shares began operations on January 16, 2004. Results encompassing periods prior to those dates assume a hypothetical investment in Class 1 shares and include deduction of the additional 0.25% annual expense for Class 2 shares and 0.18% for Class 3 shares under the series’ plans of distribution.

The variable annuities and life insurance contracts that use the series’ funds contain certain fees and expenses not reflected in this report. Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The series’ investment adviser waived a portion of its management fees for all existing funds from September 1, 2004, through December 31, 2008, and for U.S. Government/AAA-Rated Securities Fund from July 1, 2010, through December 31, 2010. Applicable fund results shown reflect the waivers, without which they would have been lower. See the Financial Highlights table in this report for details.

Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Investing outside the United States may be subject to risks, such as currency fluctuations, periods of illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. Investing in small-capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. High-yield bonds are subject to greater fluctuations in value and risk of loss of income and principal than investment-grade bonds. Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. Refer to the funds’ prospectuses and the Risk Factors section of this report for more information on these and other risks associated with investing in the funds.

Fellow investors:

Major global stock markets had strong gains in the first three months of 2012 as investors shrugged off concerns about the European debt crisis, slowing growth in China and uncertainty about fiscal problems in the U.S. and the impending presidential election. The confidence was short-lived and the rally ended in April amid a resurgence of these concerns. Many markets had significant declines in May, followed by strong comebacks in June that provided positive six-month returns for most countries in the MSCI ACWI (All Country World Index).

The U.S. stock market, as measured by Standard & Poor’s 500 Composite Index, gained 9.48% for the period, putting it in fourth place for developed countries behind Belgium (+20.19%), Singapore (+14.78%) and Denmark (+14.65%). Not surprisingly, the ACWI’s weakest countries were three of those at the heart of the European crisis: Greece (–17.70%), Portugal (–16.00%) and Spain (–14.54%), while of the two remaining PIIGS countries, Italy was down 3.58% and Ireland bucked the trend with a gain of 4.81%. Overall, the ACWI gained 6.01%.

While the MSCI Emerging Markets Index gain of 4.12% lagged that of its developed counterpart, it’s worth noting that the period’s three strongest gains came from Egypt (+34.45%), Turkey (+28.73%) and the Philippines (+26.61%).

Only four countries in the index lost ground: Indonesia (–3.19%), the Czech Republic (–3.20%), Brazil (–7.54%) and Morocco (–9.58%). China, whose sputtering economy had contributed to investors’ concerns during the period, gained 4.14%. Returns for countries outside the U.S. are calculated in U.S. dollars with dividends reinvested. All the market indexes shown in this report are unmanaged and, therefore, have no expenses.

Apart from April and May, when fixed-income investors sought the safety of higher grade bonds, more speculative higher yielding securities had the best results during the period. The Barclays U.S. Corporate High Yield 2% Issuer Capped Index gained 7.23%, while the Barclays U.S. Aggregate Index, which measures investment-grade bonds, rose 2.37%, with almost all of those gains occurring in April and May.

Similarly, the J.P. Morgan Emerging Markets Bond Index Plus was up 6.91%, compared with a 1.50% gain for the Barclays Global Aggregate Index. The yield on the benchmark 10-year U.S. Treasury note set a new historic low during the period. As of June 30, it was 1.67%, down from 1.89% at the start of the period.

The U.S. dollar gained against all developed-country currencies, except the New Zealand dollar (+3.03%), Singapore

In this report

Letter to investors

Fund results

Fund reviews

Investment portfolios

Global Discovery FundSM

Global Growth FundSM

Global Small Capitalization FundSM

Growth FundSM

International FundSM

New World Fund®

Blue Chip Income and Growth FundSM

Global Growth and Income FundSM

Growth-Income FundSM

International Growth and Income FundSM

Asset Allocation FundSM

Global Balanced FundSM

Bond FundSM

Global Bond FundSM

High-Income Bond FundSM

Mortgage FundSM

U.S. Government/AAA-Rated Securities FundSM

Cash Management FundSM

Financial statements

American Funds Insurance Series

dollar (+2.36%), British pound (+0.92%), Norwegian krone (+0.40%) and Hong Kong dollar (+0.13%). The euro was down 2.24% and the Japanese yen declined 3.57%. Some developing-country currencies had gains against the dollar, notably the Colombian peso (+8.61%) and Hungarian forint (+7.68%).

We are pleased to report that all the funds in American Funds Insurance Series had gains for the six-month period, with the exception of Cash Management Fund, which has again been hampered by the record low interest rates.

Looking ahead

The major issues that have confronted investors during the past couple of years — the European debt crisis, slowing growth in the major developing economies and the U.S. budget difficulties — are still the major issues facing investors now. That may sound like bad news, but in a way it’s good news because it’s old news. Investors tend to dislike uncertainty more than they dislike bad news. In any case, we will be watching for further progress on the situation in Europe, and note that China recently announced a series of measures to stimulate growth, including cutting interest rates and fuel prices. Of course, we’ll soon know the result of the U.S. presidential election, which — regardless of the winner — should help remove some uncertainty.

Investor concerns over these issues are likely to wax and wane over the coming months, but the funds’ portfolio counselors are confident that our holdings can prosper over the long term. This confidence is fueled by our investment research process, which has been designed to identify companies around the world that can do well in the long run, regardless of macro pressures that will inevitably crop up from time to time. We invite our investors to ignore short-term noise as much as possible, and stay focused on the longer term and their individual investment plans.

Thank you for your continued support. We look forward to reporting to you again at the end of the fiscal year.

Cordially,

Donald D. O’Neal
Vice Chairman of the Board

Alan N. Berro
President

August 8, 2012

James K. Dunton, who became a portfolio counselor for Growth-Income Fund soon after its launch in 1984 and served as an officer of American Funds Insurance Series since 1993, retired on June 30.

The Trustees thank Jim for his outstanding contributions to the series over a long period and wish him well in retirement.

American Funds Insurance Series

Total returns for periods ended June 30, 2012

Fund results shown here for American Funds Insurance Series are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. An investment in Cash Management Fund is not insured or guaranteed by the FDIC or any other government agency. It is important to remember that the fund is not managed to maintain a stable net asset value at $1.00 per share. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

		Cumulative		Average annual			Expense ratios

		6 months	1 year	5 years	10 years	Lifetime
Global Discovery Fund	Class 1	11.82%	–1.52%	0.57%	7.09%	4.61%	.60%
(since 7/5/01)	Class 2	11.69	–1.81	0.31	6.82	4.36	.85

Global Growth Fund	Class 1	9.08	–5.31	0.54	8.39	8.48	.55
(since 4/30/97)	Class 2	8.93	–5.58	0.29	8.13	8.21	.80

Global Small Capitalization Fund	Class 1	6.38	–14.34	–4.33	9.01	8.80	.74
(since 4/30/98)	Class 2	6.25	–14.54	–4.57	8.75	8.53	.99

Growth Fund	Class 1	8.32	–2.05	–0.25	7.13	12.09	.34
(since 2/8/84)	Class 2	8.19	–2.29	–0.50	6.86	11.79	.59
	Class 3	8.20	–2.23	–0.43	6.94	11.89	.52

International Fund	Class 1	4.57	–13.74	–2.95	7.17	7.97	.53
(since 5/1/90)	Class 2	4.41	–14.00	–3.20	6.90	7.69	.78
	Class 3	4.40	–13.94	–3.13	6.97	7.77	.71

New World Fund	Class 1	4.84	–10.63	1.12	11.82	9.04	.78
(since 6/17/99)	Class 2	4.73	–10.86	0.88	11.54	8.78	1.03

Blue Chip Income and Growth Fund	Class 1	8.62	3.99	–1.12	4.77	2.80	.42
(since 7/5/01)	Class 2	8.53	3.74	–1.37	4.50	2.54	.67

Global Growth and Income Fund	Class 1	5.87	–2.27	–0.53	—	2.52	.61
(since 5/1/06)	Class 2	5.61	–2.55	–0.78	—	2.26	.86

Growth-Income Fund	Class 1	8.58	2.14	–0.97	5.13	10.62	.28
(since 2/8/84)	Class 2	8.47	1.89	–1.22	4.87	10.31	.53
	Class 3	8.51	1.98	–1.15	4.94	10.42	.46

International Growth and Income Fund	Class 1	6.42	–6.10	—	—	13.92	.73
(since 11/18/08)	Class 2	6.28	–6.30	—	—	13.64	.98

Asset Allocation Fund	Class 1	8.01	3.95	1.47	5.85	7.99	.31
(since 8/1/89)	Class 2	7.90	3.76	1.22	5.59	7.70	.56
	Class 3	7.91	3.80	1.28	5.66	7.79	.49

Global Balanced Fund	Class 1	4.65	1.02	—	—	–1.30	.69[1]
(since 5/2/11)	Class 2	4.44	0.72	—	—	–1.55	.94[1]

Bond Fund	Class 1	3.17	6.94	4.13	5.58	5.52	.38
(since 1/2/96)	Class 2	3.06	6.64	3.85	5.32	5.26	.63

Global Bond Fund	Class 1	2.99	3.39	6.88	—	6.79	.56
(since 10/4/06)	Class 2	2.88	3.07	6.61	—	6.52	.81

High-Income Bond Fund	Class 1	6.22	3.63	5.46	9.06	9.50	.47
(since 2/8/84)	Class 2	6.15	3.39	5.21	8.79	9.16	.72
	Class 3	6.18	3.51	5.28	8.87	9.31	.65

Mortgage Fund	Class 1	1.81	5.73	—	—	5.73	.42	[1]
(since 5/2/11)	Class 2	1.72	5.45	—	—	5.48	.67	[1]

U.S. Government/AAA-Rated Securities Fund	Class 1	1.52	7.15	6.36	5.08	6.80	.34
(since 12/2/85)	Class 2	1.42	6.96	6.09	4.82	6.49	.59
	Class 3	1.49	7.04	6.17	4.89	6.61	.52

Cash Management Fund[2]	Class 1	–0.09	–0.26	0.80	1.64	4.19	.33
(since 2/8/84)	Class 2	–0.18	–0.44	0.55	1.39	3.89	.58
	Class 3	–0.18	–0.44	0.61	1.46	4.00	.51

Expense ratios are as of the series prospectus dated May 1, 2012. Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The series’ investment adviser waived a portion of its management fees for all existing funds from September 1, 2004, through December 31, 2008, and for U.S. Government/AAA-Rated Securities Fund from July 1, 2010, through December 31, 2010. Applicable fund results shown reflect the waivers, without which they would have been lower. See the Financial Highlights table in this report for details.

[1]	The expense ratios are estimated.
[2]

As of June 30, 2012, Cash Management Fund’s annualized seven-day SEC yield was –0.20% for Class 1 shares; –0.45% for Class 2 shares; and –0.38% for Class 3 shares. The fund’s yield more accurately reflects the fund’s current earnings than do the fund’s returns.

American Funds Insurance Series

Global Discovery Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Global Discovery Fund gained 11.69% for the six months ended June 30, 2012. This outpaced the S&P 500, which rose 9.48%, and the Global Service and Information Index, which increased 9.89%. The fund’s peer group, as measured by the Lipper Growth Funds Index, gained 9.60%.

          The continuing European debt crisis and concerns about slowing global economic growth hurt some holdings domiciled outside the United States, which comprised about 38% of the portfolio at June 30. Strong returns were realized from positions in companies based in the U.S. (along with China and the United Kingdom), while holdings of companies headquartered in Malaysia and Finland detracted from the fund’s returns.

          Information technology companies, which comprised one-quarter of the fund’s total net assets, returned double-digit gains, as did health care, financials, industrials, utilities and telecommunications stocks. Energy and consumer staples holdings, while negligible, trimmed the fund’s gains. The fund’s 17.9% cash position reflects our watchful outlook for the near term.

          With uncertainty surrounding several key economies, the fund’s portfolio counselors are proceeding with caution. However, despite our unease about the long-term fiscal issues of some regions, we are confident our value-oriented, research-intensive approach will continue to identify companies with strong potential for superior long-term investment.

Where the fund’s assets were invested as of June 30, 2012	(percent of net assets)

Country diversification	(percent of net assets)

The Americas
United States	44.6%

Mexico	.4

45.0

Europe
United Kingdom	5.2

Ireland	3.1

Germany	2.4

Netherlands	1.8

France	1.6

Finland	1.5

Russia	1.2

Switzerland	1.1

Other	2.0

19.9

Asia/Pacific Basin
China	8.0

Hong Kong	1.7

South Korea	1.5

India	1.3

Malaysia	1.2

Philippines	1.0

Other	.7

15.4

Other regions
Israel	1.2

South Africa	.6

1.8

Short-term securities & other assets less liabilities	17.9

Total	100.0%

Objective: To provide long-term growth of capital. Current income is a secondary consideration.

Special characteristics: Invests in companies that can benefit from innovation, exploit new technologies or provide products and services that meet the demands of an evolving global economy.

The indexes are unmanaged and, therefore, have no expenses.

American Funds Insurance Series

Where the fund’s assets were invested as of June 30, 2012	(percent of net assets)

Country diversification	(percent of net assets)

The Americas
United States	40.4%

Mexico	2.7

Canada	1.5

Brazil	.5

45.1

Europe
United Kingdom	5.3

France	4.4

Switzerland	4.3

Netherlands	2.9

Denmark	2.5

Belgium	2.3

Germany	2.0

Other	1.5

25.2

Asia/Pacific Basin
Japan	7.1

China	3.1

Australia	2.5

South Korea	2.2

Hong Kong	2.2

India	1.2

Taiwan	1.1

Other	.6

20.0

Other regions
South Africa	3.2

Short-term securities & other assets less liabilities	6.5

Total	100.0%

Objective: To provide long-term growth of capital.

Special characteristics: Invests primarily in growth-oriented stocks of companies around the world.

The index is unmanaged and, therefore, has no expenses.

Global Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Global Growth Fund gained 8.93% for the six months ended June 30, 2012, outpacing the MSCI ACWI (All Country World Index), which rose 6.01%.

          After a strong first quarter, most major markets faltered in April and May as the euro zone debt crisis, disappointing U.S. economic data and slowing growth in China and India hurt investor confidence. A rally in June helped recoup some of the declines.

          The fund’s best results for the six-month period came from holdings in the health care sector, particularly pharmaceutical and biotechnology companies. Some U.S. retailers in the consumer discretionary sector also had strong results.

          Holdings in energy and materials companies, which have been hurt by falling oil prices and the global economic slowdown, were the fund’s weakest areas.

          On a country basis, the U.S. was the main contributor to the fund’s result, followed by Denmark, Japan and the United Kingdom. A few countries had negative returns but, overall, holdings outside the U.S. were beneficial during the period.

          The fund’s portfolio counselors are taking advantage of weakness in Europe and China to add to holdings in those areas, particularly in the financials sector.

American Funds Insurance Series

Global Small Capitalization Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Global Small Capitalization Fund gained 6.25% for the six months ended June 30, 2012. Its benchmark, the MSCI All Country World Small Cap Index, rose 6.69%, while the fund’s peer group, the Lipper Global Small-Cap Funds Average, gained 7.14%.

          Holdings in the consumer discretionary, industrials, information technology, health care and energy sectors boosted the fund’s results. Strong stock selection particularly accelerated gains in energy, especially among oil and gas companies leading the way in exploration and production for emerging markets. Materials and telecommunication services stocks trimmed some of those overall positive returns.

          Holdings of companies domiciled in the U.S. and Hong Kong benefited the fund’s results while holdings in China and Australia trailed. The fund’s portfolio counselors decreased their cash position during the period to 11.2% of total net assets, compared with 18.0% at December 31, 2011.

          With many countries in key economies struggling to resolve debt problems, the potential for additional countries in Europe to slump into recession and the slowing of global economic growth, the fund’s portfolio counselors will continue to seek out companies with healthier balance sheets that have long-term growth prospects in both the developed and emerging marketplace.

Where the fund’s assets were invested as of June 30, 2012	(percent of net assets)

Country diversification	(percent of net assets)

The Americas
United States	38.2%

Brazil	2.1

Canada	1.0

Other	.4

41.7

Asia/Pacific Basin
China	6.8

Hong Kong	6.4

Philippines	3.4

Thailand	2.9

South Korea	2.7

India	2.0

Singapore	1.6

Australia	1.3

Other	2.9

30.0

Europe
United Kingdom	9.2

Germany	2.2

Ireland	1.9

Other	3.7

17.0

Other regions
Other	.1

Short-term securities & other assets less liabilities	11.2

Total	100.0%

Objective: To provide long-term growth of capital.

Special characteristics: Normally invests at least 80% of assets in stocks of companies around the world with a market capitalization of $4.0 billion or less.

The index is unmanaged and, therefore, has no expenses.

American Funds Insurance Series

Where the fund’s assets were invested as of June 30, 2012	(percent of net assets)

Objective: To provide growth of capital.

Special characteristics: Seeks to invest in companies that appear to offer superior opportunities for growth. Up to 25% of assets can be invested in companies outside the U.S.

The index is unmanaged and, therefore, has no expenses.

Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Growth Fund gained 8.19% for the six months ended June 30, 2012, while the S&P 500 rose 9.48%.

          The year began with three months of strong gains for most major stock markets before a decline in April and May that was precipitated by worrying news from Europe and weaker economic data in the U.S. and China. A June rally helped markets recover most of the losses.

          The main contributor to the fund’s return was the health care sector, in which several biotechnology holdings had particularly strong results. Holdings in information technology and financials also did well. The fund’s weakest sectors were energy and materials, which have been hurt by lower oil prices and slowing economic growth.

          Outside the U.S., the fund’s best results came from holdings in Spain, India and the Netherlands. Areas of weakness included Canada, Hong Kong and South Africa. Because the uncertainty in Europe has caused a delay in economic recovery, the fund has gradually increased holdings in cash in recent months to 12.0% of assets at June 30, compared with 4.9% a year ago.

          The European credit problems and U.S. election will likely make for uncertain markets in the near term. In this environment, the fund’s portfolio counselors continue to search for and invest in companies with good valuations and accelerating growth prospects.

American Funds Insurance Series

International Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

International Fund gained 4.41% for the six months ended June 30, 2012. Its benchmark index, the MSCI ACWI (All Country World Index) ex USA, gained 3.13%.

          The fund realized strong gains from companies in the consumer staples, industrials, health care and utilities sectors. There was less exposure to energy holdings than the index; however, the sector hurt absolute returns. The fund’s relative avoidance of the beleaguered financials sector continued throughout the six-month period. Those holdings were mixed, but experienced slight gains on an absolute basis.

          From a country stance, investments in companies based in China led the way based on strong stock selection in that marketplace. Holdings of companies headquartered in Belgium and Spain helped, while holdings of companies domiciled in Taiwan detracted. Because of the overall positive equity returns for the six months, the fund’s cash position of 8.8% created a slight drag on results.

          Amid continuing uncertainty in worldwide markets — with the fiscal crisis in Europe and ongoing fears tempering global growth expectations in China and other emerging markets — the fund’s portfolio counselors continue to maintain a well-balanced portfolio. They remain committed to analyzing the fundamentals of companies that can navigate the developed and emerging marketplace with superior and innovative products and services.

Where the fund’s assets were invested as of June 30, 2012	(percent of net assets)

Country diversification	(percent of net assets)
Europe
United Kingdom	10.4%

Germany	8.4

France	7.9

Switzerland	7.6

Sweden	3.1

Belgium	2.5

Russia	2.3

Ireland	2.2

Other	3.3

47.7

Asia/Pacific Basin
Japan	9.6

China	8.3

South Korea	6.7

India	5.1

Hong Kong	4.4

Indonesia	1.0

Other	3.1

38.2

Other regions
Israel	1.8

South Africa	1.5

3.3

The Americas
Brazil	1.2

Other	.8

2.0

Short-term securities & other assets less liabilities	8.8

Total	100.0%

Objective: To provide long-term growth of capital.

Special characteristics: Invests primarily in the securities of companies outside the U.S., including emerging market and developing countries.

The index is unmanaged and, therefore, has no expenses.

American Funds Insurance Series

Where the fund’s assets were invested as of June 30, 2012	(percent of net assets)

Country diversification	(percent of net assets)
Asia/Pacific Basin
China	5.7%

India	4.8

Japan	4.6

Australia	3.7

Hong Kong	3.0

South Korea	2.8

Indonesia	2.5

Philippines	2.4

Other	2.7

32.2

Europe
United Kingdom	5.8

Russia	4.3

Switzerland	3.7

France	2.9

Germany	2.2

Denmark	1.5

Belgium	1.3

Turkey	1.2

Other	3.7

26.6

The Americas
United States	11.2

Mexico	6.3

Brazil	4.4

Canada	1.2

Other	3.5

26.6

Other regions
South Africa	5.9

Other	.6

6.5

Short-term securities & other assets less liabilities	8.1

Total	100.0%

Objective: To provide long-term capital appreciation.

Special characteristics: At least 35% of assets will be invested in stocks and bonds of issuers in developing countries. The fund also invests in stocks of companies with significant ties to the developing world, and up to 25% of assets in bonds offering exposure to developing countries.

The indexes are unmanaged and, therefore, have no expenses.

*As classified by the MSCI Emerging Markets Index.

New World Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

New World Fund gained 4.73% for the six months ended June 30, 2012. The MSCI ACWI (All Country World Index) increased 6.01%, and the MSCI Emerging Markets Index rose 4.12%.

          Stocks retreated in the second quarter amid increased unease about the European debt crisis and slowing global economic growth. The fund realized a double-digit gain in consumer staples companies with strong stock selection. Industrials, utilities and health care companies also contributed to returns. Materials stocks detracted from fund results on an absolute basis.

          Holdings in companies domiciled in Japan and Russia aided returns while companies based in Australia and China dragged. At June 30, six of the top 10 holdings were emerging market-domiciled.*

          The fund realized gains in the fixed-income portion of total net assets, mostly spurred on by emerging market government bonds. The fund held 8.1% of assets in cash, which was a slight detractor relative to the index because of the overall positive equity market.

          Despite continuing fiscal issues in key economies, the portfolio counselors remain well-positioned to seek to take advantage of potential opportunities for long-term investors, particularly in the emerging marketplaces where living standards are rising, which creates opportunities for a number of companies.

American Funds Insurance Series

Blue Chip Income and Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Blue Chip Income and Growth Fund gained 8.53% for the six months ended June 30, 2012. Its benchmark index, the S&P 500, rose 9.48%.

          After posting early gains in the year, U.S. stocks lost ground, hurt by the fallout from Europe’s ongoing fiscal problems and signs of sluggish growth at home. In a broad-based, overall positive U.S. equity market, the largest returns for the fund by sector were realized in telecommunication services, consumer staples, financials, information technology and health care. On a relative basis, investments in industrials aided fund results, while holdings in the energy sector had a negative impact on absolute results.

          Over the medium term, the upcoming U.S. election and the continuing issues in Europe are likely to lead to further volatility in the U.S. stock market. In these turbulent economic times, the fund’s portfolio counselors continue to emphasize the importance of having a professionally managed portfolio and maintaining a long-term outlook. Despite the undulations in the market, there are still high-quality, blue chip companies with good valuations in the U.S. equity markets, and the fund’s portfolio counselors are committed to identifying and buying positions in these companies for our investors.

Where the fund’s assets were invested as of June 30, 2012	(percent of net assets)

Objective: To produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.

Special characteristics: The fund invests primarily in dividend-paying stocks of larger, established U.S. companies. Up to 10% of assets may be invested in stocks of larger companies outside the United States that are listed or traded in the U.S.

The index is unmanaged and, therefore, has no expenses.

American Funds Insurance Series

Where the fund’s assets were invested as of June 30, 2012	(percent of net assets)

Country diversification	(percent of net assets)
The Americas
United States	48.1%

Canada	6.0

Mexico	.3

54.4

Europe
United Kingdom	6.2

France	4.6

Switzerland	2.1

Germany	1.9

Netherlands	1.5

Other	1.8

18.1

Asia/Pacific Basin
China	3.6

Australia	3.5

Taiwan	3.2

Japan	2.2

Singapore	1.4

Hong Kong	1.3

Other	2.5

17.7

Other regions
South Africa	1.5

Bonds, short-term securities & other assets less liabilities	8.3

Total	100.0%

Objective: To provide long-term growth of capital while providing current income.

Special characteristics: Invests primarily in dividend-paying companies around the world that we believe to be relatively resilient during market declines.

The index is unmanaged and, therefore, has no expenses.

Global Growth and Income Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Global Growth and Income Fund gained 5.61% for the six months ended June 30, 2012, while the MSCI ACWI (All Country World Index) rose 6.01%.

          Most major markets had strong returns in the first three months of the period before declining in April and May because of fresh fears about the European debt crisis and disappointing economic data from the U.S. and China. A June rally erased some of the losses.

          The fund was helped by strong results from some companies in the consumer discretionary sector, including the largest holding at June 30, Home Depot, and two home building companies, which all benefited from an upturn in the housing market.

          As in the index, the fund’s weakest sectors were materials and energy. Companies in these areas have been hurt by slowing economic growth and falling oil prices.

          At June 30, the fund had about 10% of assets invested in companies in euro zone countries. Although problems in Europe have yet to be resolved, many of these companies derive a substantial portion of their earnings from outside the region and can benefit from the weaker currency.

          Finally, it’s worth pointing out that although the fund slightly lagged the benchmark index for this period, it has outpaced it over longer periods, including one, three and five years and since the fund’s inception in May 2006.

American Funds Insurance Series

Growth-Income Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Growth-Income Fund gained 8.47% for the six months ended June 30, 2012, compared with a 9.48% increase for the S&P 500.

          The global rally that began in late 2011 continued into 2012, lifting U.S. stocks for the first three months of the period. Markets began to turn down in April on new fears about the lingering European debt crisis and slowing growth in China, with a more dramatic slump in May that was partly offset by gains in June.

          U.S. stocks had the best returns of major markets for the period, so the fund’s holdings outside the U.S. — about 8% of assets at June 30 — detracted slightly from results, as they have for the past couple of years. However, the portfolio counselors maintain a conviction in the long-term benefit of investing in opportunities around the world that arise from our extensive global research network.

          The fund’s cash holdings, 11.3% of assets at the start of the period and 10.3% at the end, both hurt and helped results; they were a drag in the rising market from January to March and a benefit when stocks declined in the second quarter.

          Looking ahead, investor concerns over European financial problems, growth in China and fiscal issues in the U.S. are likely to wax and wane, but the portfolio counselors are confident that the fund’s holdings can prosper over the long term.

Where the fund’s assets were invested as of June 30, 2012	(percent of net assets)

Objective: To achieve long-term growth of capital and income.

Special characteristics: Invests in companies with the potential for capital appreciation and/or dividend payments. Up to 15% of assets may be invested in securities of issuers outside the United States.

The index is unmanaged and, therefore, has no expenses.

American Funds Insurance Series

Where the fund’s assets were invested as of June 30, 2012	(percent of net assets)

Country diversification	(percent of net assets)
Europe
United Kingdom	21.5%

Sweden	7.2

France	4.5

Switzerland	3.4

Germany	3.1

Netherlands	2.0

Russia	1.9

Finland	1.2

Ireland	1.0

Other	3.2

49.0

Asia/Pacific Basin
China	5.3

Taiwan	4.5

Australia	4.3

Hong Kong	4.0

Japan	3.3

Singapore	2.9

Indonesia	1.3

Thailand	1.1

Other	.7

27.4

The Americas
United States	5.2

Other	1.7

6.9

Other regions
Israel	.1

Short-term securities & other assets less liabilities	16.6

Total	100.0%

Objective: To provide long-term growth of capital while providing current income.

Special characteristics: The fund invests primarily in larger, well-established companies outside the United States, including emerging market and developing countries. The fund focuses on companies with strong earnings that pay dividends.

The index is unmanaged and, therefore, has no expenses.

International Growth and Income Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

International Growth and Income Fund gained 6.28% for the six months ended June 30, 2012, handily outpacing the 3.13% gain of the MSCI ACWI (All Country World Index) ex USA.

          Global stocks rallied for the first three months of the period before concerns about Europe and China led to a selloff in April and May, with a partial recovery in June.

          The fund’s gains in the strong first quarter were driven by holdings in information technology, consumer discretionary and industrial companies, which all lost ground in the second quarter. A defensive positioning helped during the decline, with holdings in the utilities, telecommunication services and consumer staples sectors holding up best in the latter half of the period.

          On a country basis, holdings in the United Kingdom — about 22% of fund assets at June 30 — were the main contributors to results, though the best results came from Russia, Italy and Turkey. Holdings in Greece, Spain, Brazil and Canada were the weakest.

          With the global outlook uncertain, the fund’s portfolio counselors have maintained an emphasis on companies in defensive sectors. They have also increased the fund’s cash holdings.

American Funds Insurance Series

Asset Allocation Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Asset Allocation Fund gained 7.90% for the six months ended June 30, 2012. Its benchmark indexes, the S&P 500 for stocks and the Barclays U.S. Aggregate Index for bonds, rose 9.48% and 2.37%, respectively.

          A global stock market rally in the first quarter fizzled out for much of the second before resuming in June to recover some of the losses.

          All industry sectors except energy had gains for the period. The fund’s strongest returns came from its smallest sector, telecommunication services. The three largest sectors in the fund at June 30 — financials, consumer discretionary and health care — all had double-digit gains. In the fixed-income portfolio, corporate bonds and mortgage-backed securities were the major contributors to results.

          On a country basis, the U.S. had the largest impact on results, though the highest returns came from holdings in South Korea, China and Japan. Investments in Canada, Brazil and Italy were weakest.

          In the current uncertain environment, with the European debt crisis still unresolved, slowing growth in major developing economies and the upcoming U.S. election, the fund’s portfolio counselors continue to maintain an emphasis on equity investments, which accounted for about 74% of net assets at June 30.

Where the fund’s assets were invested as of June 30, 2012	(percent of net assets)

Objective: To provide high total return (including income and capital gains) consistent with preservation of capital over the long term.

Special characteristics: Invests in a diversified portfolio of stocks and bonds. The fund may invest up to 15% of assets in equity securities from outside the United States and up to 25% of debt securities in lower rated bonds.

The indexes are unmanaged and, therefore, have no expenses.

American Funds Insurance Series

Where the fund’s assets were invested as of June 30, 2012	(percent of net assets)

Five largest sectors in common stock holdings	(percent of net assets)
Industrials	8.0%

Consumer discretionary	7.7

Consumer staples	6.5

Energy	6.4

Information technology	6.2

Currency diversification	(percent of net assets)

	Equity securities	Bonds & notes	Forward currency contracts	Short-term securities & other assets less liabilities	Total

U.S. dollars	23.7%	18.4%	(1.5)%	10.4%	51.0%

Euro	7.9	3.4	(.9)	—	10.4

Japanese yen	2.3	3.5	2.4	—	8.2

British pounds	4.5	1.4	—	—	5.9

Canadian dollars	2.3	.5	—	—	2.8

New Taiwan dollars	2.6	—	—	—	2.6

Swedish kronor	1.0	1.1	—	—	2.1

Mexican pesos	.5	1.5	—	—	2.0

Swiss francs	1.9	—	—	—	1.9

Thai baht	1.9	—	—	—	1.9

Other currencies	8.1	3.1	—	—	11.2

					100.0%

Objective: The fund seeks the balanced accomplishment of three objectives: long-term growth of capital, conservation of principal and current income.

Special characteristics: Invests in stocks and bonds around the world, including emerging market and developing countries. Typically, stocks will account for at least 45% of assets and bonds for at least 30% of assets.

The indexes are unmanaged and, therefore, have no expenses.

*The 60/40 MSCI/Barclays Index blends the MSCI ACWI (All Country World Index) with the Barclays Global Aggregate Index by weighting their total returns at 60% and 40%, respectively. This assumes the blend is rebalanced monthly.

Global Balanced Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Global Balanced Fund gained 4.44% for the six months ended June 30, 2012. The MSCI ACWI (All Country World Index), which measures global stocks, gained 6.01% over the same period and the Barclays Global Aggregate Index, a measure of investment-grade bonds, rose 1.50%. The 60/40 MSCI/Barclays Index* gained 4.35%.

          Fund holdings in the consumer staples, consumer discretionary, health care and financials sectors all had double-digit returns and stock selection was strong. Creating a drag were holdings in energy and materials.

          Investments in companies based in the United States were mixed, but positive overall. Holdings of companies domiciled in Belgium and South Africa also benefited the fund, while companies based in France detracted. As the period progressed, the fund’s portfolio counselors reduced the cash position.

          In fixed-income, the fund added agency mortgage-backed securities and corporate bonds in the energy sector and trimmed holdings in Treasuries.

          Looking ahead, the portfolio counselors are monitoring the situation in Europe, and the potential impact of slowing global growth. The fund has maintained a broadly diversified and balanced portfolio and, as always, the portfolio counselors consider the long-term implications when making portfolio changes, which is particularly important when markets are at the mercy of negative headlines.

American Funds Insurance Series

Bond Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Bond Fund gained 3.06% for the six months ended June 30, 2012, beating the 2.37% gain measured by the Barclays U.S. Aggregate Index.

          After gains in the first quarter, the fund used market strength to sell corporate bonds — particularly in banks and financials — based on concerns about Europe’s fiscal solvency. Corporate holdings that showed the most strength were in commercial banks, media, oil, gas & consumable fuels and real estate investment trusts (REITs).

          As the fund rotated out of corporate issues, it increased exposure to agency mortgage-backed and commercial mortgage-backed securities. Agency-backed mortgages were the biggest positive contributor to fund results.

          With the Federal Reserve pushing interest rates downward, the fund has sought yield through its investments in mortgage-backed securities. Commercial mortgage-backed securities holdings also were additive to results. U.S. Treasuries were a slight positive, but the fund lowered its investments in Treasuries, in which rates continue to be near all-time lows.

          The fund’s portfolio counselors will continue to be extremely disciplined. While there is a temptation to buy riskier assets in search of yield, this can be a mistake when valuations are not sound. We are adapting to market conditions, doing it prudently by moving into well-researched mortgages and other debt issues, while taking on a managed amount of credit risk.

Where the fund’s assets were invested as of June 30, 2012	(percent of net assets)

Objective: To provide as high a level of current income as is consistent with the preservation of capital.

Special characteristics: Invests in nearly every sector of the bond market, with a preference for higher quality issues.

The index is unmanaged and, therefore, has no expenses.

American Funds Insurance Series

Where the fund’s assets were invested as of June 30, 2012	(percent of net assets)

Currency weighting (after hedging) by country		(percent of net assets)

United States[1]		50.5%

Japan		17.3

EMU[2,3]		9.4

South Korea		3.4

Poland		3.1

Mexico		2.9

Sweden		2.7

United Kingdom		2.3

Canada		1.7

Norway		1.3

Malaysia		1.3

Singapore		1.3

Hungary		1.2

Australia		.7

Israel		.6

Philippines		.2

Brazil		.1

Total		100.0%

Non-U.S. government bonds by country

Japan		13.4%

EMU[2]:

Germany	6.1%

Netherlands	1.4

Austria	1.2

Italy	.9

Other	1.3	10.9

Mexico		3.7

Poland		3.5

South Korea		3.4

Sweden		3.1

United Kingdom		2.9

Canada		1.7

Hungary		1.5

Norway		1.3

Other		5.3

Total		50.7%

Objective: To provide, over the long term, a high level of total return consistent with prudent investment management.

Special characteristics: Invests in all types of bonds in both developed and developing countries. Investment decisions are based on a bond’s potential for capital gain and currency appreciation as well as its yield. The portfolio is highly diversified with an emphasis on higher rated bonds.

The index is unmanaged and, therefore, has no expenses.

[1] Includes U.S. dollar-denominated debt of other countries, totaling 11.7%.
[2] European Monetary Union consists of Austria, Belgium, Cyprus, Estonia, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, Malta, the Netherlands, Portugal, Slovakia, Slovenia and Spain.
[3] Euro-denominated debt includes corporate and European government debt.

Global Bond Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Global Bond Fund gained 2.88% for the six months ended June 30, 2012, outpacing the Barclays Global Aggregate Index, which rose 1.50%. The fund’s peer group, the Lipper Global Income Funds Average, gained 3.22%.

          After a strong first quarter, concerns about the European debt crisis intensified in April, causing investors to lose some confidence in the riskier securities that had done well in the first three months.

          Nonetheless, bonds issued by some developing countries, including Mexico, Hungary and Poland, were among the major contributors to the fund’s result for the six months. Government bonds issued by euro zone countries, such as Italy, Belgium and Ireland, also helped results. Corporate bonds — particularly financials — and mortgage-backed securities were strong. Bonds issued by Germany and Sweden were weak.

          The fund remains well-diversified with holdings in more than 35 countries, including several emerging markets that accounted for about 15% of assets at June 30.

          While the problems in Europe remain unresolved, the fund’s portfolio counselors are also monitoring events in the U.S. that could impact the strength of the dollar, including the upcoming election, a decision on the “fiscal cliff” and the resumption of debt-ceiling negotiations.

American Funds Insurance Series

High-Income Bond Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

High-Income Bond Fund gained 6.15% for the six months ended June 30, 2012, trailing the 7.23% increase of its benchmark, the Barclays U.S. Corporate High Yield 2% Issuer Capped Index.

          Corporate holdings in wireless telecommunication services, hotels, restaurants & leisure, IT services, commercial banks and media sectors were all positive contributors. Oil, gas & consumable fuels, aerospace & defense and electric utilities holdings detracted from results.

          As the period progressed, increasing concerns about Europe had a negative impact on high-yield markets, and the fund responded as it took a more defensive stance and increased its cash. Because companies are taking advantage of the historically low cost of debt, and the Federal Reserve keeps short-term rates low, demand increases for high-yield bonds. However, we continue to employ a prudent approach in our selection of corporate holdings.

          While the economic outlook in the U.S. continues to improve, growth is likely to be modest by historical standards, and could be easily derailed by factors such as worsening conditions in Europe. With these issues in mind, and on the heels of recent years of strong returns, our investment managers are taking a slightly more cautious view of the market. However, we are optimistic that our current investments are in companies we feel can prosper in a low-growth environment.

Where the fund’s assets were invested as of June 30, 2012	(percent of net assets)

Objective: To provide a high level of current income. A secondary investment objective is capital appreciation.

Special characteristics: Invests primarily in higher yielding and generally lower quality bonds. Up to 25% of assets may be invested in securities of issuers outside the United States.

The index is unmanaged and, therefore, has no expenses.

American Funds Insurance Series

Where the fund’s assets were invested as of June 30, 2012	(percent of net assets)

Breakdown of mortgage-backed obligations		(percent of net assets)

30-year pass-throughs:

Fannie Mae	5.5%
Freddie Mac	14.8
Ginnie Mae	30.2	50.5%

15-year pass-throughs		8.0

Other		15.9

Total		74.4%

Objective: The fund’s investment objective is to provide current income and preservation of capital.

Special characteristics: Invests primarily in mortgage-related securities sponsored or guaranteed by the U.S. government and other AAA/Aaa-rated, mortgage-related securities. Up to 10% of assets may be invested in high-quality, mortgage-related securities from issuers outside the U.S. that are U.S. dollar-denominated.

The index is unmanaged and, therefore, has no expenses.

Mortgage Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Mortgage Fund gained 1.72% for the six months ended June 30, 2012, while the Barclays U.S. Mortgage-Backed Securities Index rose 1.66%.

          High-grade bonds had the bond market’s best returns as investors soured on stocks after more negative news from Europe and China. Agency mortgage bonds, which offer a higher yield than Treasuries, had stronger returns during the period.

          The fund’s sector breakdown remained relatively stable. About 80% of assets were invested in agency mortgage-backed securities and agency debentures. Higher coupon mortgage-backed securities can provide reasonable total returns while being less susceptible to price declines if longer term interest rates rise. The portfolio also has a modest position in covered bonds, which are bonds issued by banks that are also secured by specific mortgage portfolios.

          The remainder of the fund is invested in U.S. Treasuries and cash to manage the portfolio’s interest rate exposure and provide liquidity to seek to take advantage of likely opportunities in the current stressful environment.

          With the recent slowdown in U.S. economic activity and the slowing in Europe and Asia, the fund’s portfolio counselors believe it possible that the Federal Reserve will purchase more agency mortgage-backed securities, which will further support prices of those bonds.

American Funds Insurance Series

U.S. Government/AAA-Rated Securities Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

U.S. Government/AAA-Rated Securities Fund gained 1.42% for the six months ended June 30, 2012, slightly trailing the 1.56% gain of the Barclays U.S. Government/Mortgage-Backed Securities Index.

          U.S. Treasuries, which ended the first quarter down, rallied in April and May with the flight to quality by investors concerned about ongoing problems in Europe, weak U.S. economic data and slowing growth in China.

          Longer term Treasuries had the best results, so the benefit for the fund was somewhat muted by its emphasis on shorter duration Treasuries.

          Mortgage bonds were the fund’s strongest area during the six-month period, with lower coupon securities doing better than higher coupon bonds. Over the past year, the fund has increased holdings in longer duration mortgage-backed securities, which offer a higher yield than Treasuries, while reducing exposure to Treasuries.

          With the U.S. election looming, as well as other factors that could affect the market, including the resumption of debt-ceiling negotiations and a decision on the “fiscal cliff,” the fund’s portfolio counselors are maintaining a conservative approach.

Where the fund’s assets were invested as of June 30, 2012	(percent of net assets)

Breakdown of mortgage-backed obligations		(percent of net assets)

30-year pass-throughs:

Fannie Mae	29.3%
Freddie Mac	5.4
Ginnie Mae	8.1	42.8%

15-year pass-throughs		8.1

Other		5.2

Total		56.1%

Objective: To provide a high level of current income consistent with preservation of capital.

Special characteristics: Holds predominantly securities guaranteed or sponsored by the U.S. government — mostly Treasuries and mortgage-backed securities— that can offer more stability than higher yielding bonds or stocks and can provide diversification in a broader portfolio.

The index is unmanaged and, therefore, has no expenses.

American Funds Insurance Series

Where the fund’s assets were invested as of June 30, 2012	(percent of net assets)

Commercial paper	55.0%

U.S. Treasuries	27.3

Federal agency discount notes	18.3

Other assets less liabilities	(.6)

Total	100.0%

Objective: To provide a way to earn income on cash reserves while preserving capital and maintaining liquidity.

Special characteristics: Holds a diversified mix of high-quality money market instruments.

Cash Management Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. An investment in the money market fund is not insured or guaranteed by the FDIC or any other government agency. It is important to remember that the fund is not managed to maintain a stable net asset value at $1.00 per share. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Cash Management Fund declined 0.18% for the six months ended June 30, 2012.

          Interest rates remained near historic lows throughout the period and are not likely to rise in the near future. In this environment, the fund’s expenses may continue to exceed its income.

          We remind investors that the fund is not guaranteed to maintain a stable net asset value, so periods of negative returns when interest rates are unusually low are not unexpected.

American Funds Insurance Series

Global Discovery Fund	unaudited

Summary investment portfolio June 30, 2012

Largest individual equity securities	Percent of net assets

ENN Energy Holdings	3.70%

Comcast	2.35

Apple	2.05

Crown Castle International	1.89

Edwards Lifesciences	1.88

Google	1.87

Amazon.com	1.84

ASML Holding	1.77

Ryanair Holdings	1.61

Samsung Electronics	1.50

Common stocks — 82.06%
	Shares	Value (000)	Percent of net assets

Information technology — 20.68%

Apple Inc.[1]	8,700	$5,081	2.05%

Google Inc., Class A1	8,000	4,641	1.87

ASML Holding NV2	86,000	4,382	1.77

Samsung Electronics Co. Ltd.[2]	3,500	3,711	1.50

Baidu, Inc., Class A (ADR)[1]	30,000	3,449	1.39

Broadcom Corp., Class A	100,000	3,380	1.36

Tencent Holdings Ltd.[2]	110,000	3,248	1.31

Mail.ru Group Ltd. (GDR)[1,2]	90,000	3,065	1.24

Gemalto NV2	40,000	2,877	1.16

Adobe Systems Inc.[1]	70,000	2,266.92

Logitech International SA1	210,000	2,241.90

Other securities		12,922	5.21

		51,263	20.68

Consumer discretionary — 17.64%

Comcast Corp., Class A, special nonvoting shares	150,000	4,710	2.35
Comcast Corp., Class A	35,000	1,119

Amazon.com, Inc.[1]	20,000	4,567	1.84

Paddy Power PLC[2]	55,000	3,591	1.45

Liberty Media Corp., Class A1	40,000	3,516	1.42

Groupon, Inc., Class A1,3	316,556	3,365	1.36

Lions Gate Entertainment Corp.[1]	225,000	3,317	1.34

Daily Mail and General Trust PLC, Class A, nonvoting[2]	500,000	3,316	1.34

Las Vegas Sands Corp.	60,000	2,609	1.05

Sky Deutschland AG1,2	585,000	2,124.86

Texas Roadhouse, Inc.	115,000	2,120.85

Other securities		9,363	3.78

		43,717	17.64

Health care — 12.51%

Edwards Lifesciences Corp.[1]	45,000	4,649	1.88

Alexion Pharmaceuticals, Inc.[1]	35,000	3,476	1.40

Forest Laboratories, Inc.[1]	95,200	3,331	1.34

Allergan, Inc.	35,000	3,240	1.31

Teva Pharmaceutical Industries Ltd. (ADR)	72,000	2,840	1.15

Illumina, Inc.[1]	60,000	2,423.98

Other securities		11,039	4.45

		30,998	12.51

Financials — 11.51%

Sampo Oyj, Class A2	125,000	3,249	1.31

AIA Group Ltd.[2]	750,000	2,586	1.04

State Street Corp.	50,000	2,232.90

Longfor Properties Co. Ltd.[2]	1,400,000	2,199.89

Other securities		18,260	7.37

		28,526	11.51

American Funds Insurance Series

Global Discovery Fund

Common stocks	Shares	Value (000)	Percent of net assets

Industrials — 5.83%

Ryanair Holdings PLC (ADR)[1]	131,400	$3,995	1.61%

AirAsia Bhd.[2]	2,600,000	2,941	1.19

JG Summit Holdings, Inc.[2]	3,000,000	2,494	1.00

Verisk Analytics, Inc., Class A1	40,000	1,970.79

Other securities		3,061	1.24

		14,461	5.83

Utilities — 4.41%

ENN Energy Holdings Ltd.[2]	2,610,000	9,178	3.70

Other securities		1,744.71

		10,922	4.41

Telecommunication services — 2.99%

Crown Castle International Corp.[1]	80,000	4,693	1.89

Other securities		2,707	1.10

		7,400	2.99

Materials — 1.28%

Monsanto Co.	25,000	2,070.84

Other securities		1,102.44

		3,172	1.28

Energy — 0.58%

Other securities		1,428.58

Miscellaneous — 4.63%

Other common stocks in initial period of acquisition		11,480	4.63

Total common stocks (cost: $168,279,000)		203,367	82.06

American Funds Insurance Series

Global Discovery Fund

Short-term securities — 17.43%	Principal amount (000)	Value (000)	Percent of net assets

Freddie Mac 0.07%–0.12% due 7/17/2012	$8,100	$8,100	3.27%

National Rural Utilities Cooperative Finance Corp. 0.14% due 7/9/2012	5,600	5,600	2.26

Federal Home Loan Bank 0.09% due 8/10/2012	5,200	5,199	2.10

Pfizer Inc 0.10% due 7/11/2012[4]	4,500	4,500	1.82

Tennessee Valley Authority 0.08% due 8/9/2012	4,400	4,399	1.77

Regents of the University of California 0.17% due 8/7/2012	4,000	3,999	1.61

Variable Funding Capital Company LLC 0.25% due 7/2/2012[4]	3,700	3,700	1.49

Texas Instruments Inc. 0.13% due 7/31/2012[4]	3,100	3,100	1.25

Paccar Financial Corp. 0.16% due 8/16/2012	2,600	2,599	1.05

Abbott Laboratories 0.15% due 9/4/2012[4]	2,000	1,999.81

Total short-term securities (cost: $43,196,000)		43,195	17.43

Total investment securities (cost: $211,475,000)		246,562	99.49

Other assets less liabilities		1,266.51

Net assets		$247,828	100.00%

As permitted by U.S. Securities and Exchange Commission (“SEC”) regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.
[2]

Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $77,617,000, which represented 31.32% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

[3]

Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. This security (acquired on 12/17/2010 at a cost of $2,500,000) may be subject to legal or contractual restrictions on resale. The total value of all such securities was $3,365,000, which represented 1.36% of the net assets of the fund.

[4]

Acquired in a transaction exempt from registration under section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $13,299,000, which represented 5.37% of the net assets of the fund.

Key to abbreviations
ADR = American Depositary Receipts
GDR = Global Depositary Receipts

See Notes to Financial Statements

American Funds Insurance Series

Global Growth Fund	unaudited

Summary investment portfolio June 30, 2012

Largest individual equity securities	Percent of net assets

Virgin Media	2.79%

Novo Nordisk	2.38

Apple	2.13

América Móvil	2.02

Amazon.com	1.98

Moody’s	1.87

Anheuser-Busch InBev	1.76

Nestlé	1.55

Unilever NV	1.49

Oracle	1.45

Common stocks — 93.53%	Shares	Value (000)	Percent of net assets
Consumer discretionary — 18.03%

Virgin Media Inc.	5,660,000	$138,047	2.79%

Amazon.com, Inc.[1]	429,000	97,962	1.98

Honda Motor Co., Ltd.[2]	1,753,800	61,093	1.24

Toyota Motor Corp.[2]	1,492,500	60,156	1.22

Home Depot, Inc.	1,050,000	55,640	1.12

Burberry Group PLC[2]	2,135,000	44,534.90

priceline.com Inc.[1]	64,500	42,862.87

Naspers Ltd., Class N2	737,500	39,439.80

Other securities		351,800	7.11

		891,533	18.03

Information technology — 14.09%

Apple Inc.[1]	180,000	105,120	2.13

Oracle Corp.	2,415,000	71,725	1.45

Taiwan Semiconductor Manufacturing Co. Ltd.[2]	12,800,000	35,035	1.13
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)[1]	1,500,000	20,940

Yahoo! Inc.[1]	3,330,200	52,717	1.07

ASML Holding NV (New York registered)	840,489	43,218.98
ASML Holding NV2	111,111	5,662

Samsung Electronics Co. Ltd.[2]	44,445	47,122.95

Texas Instruments Inc.	1,630,000	46,765.95

ASM Pacific Technology Ltd.[2]	3,650,000	46,545.94

Microsoft Corp.	1,340,000	40,991.83

TE Connectivity Ltd.	1,266,250	40,406.82

Other securities		140,590	2.84

		696,836	14.09

Financials — 13.75%

Moody’s Corp.	2,529,900	92,468	1.87

Industrial and Commercial Bank of China Ltd., Class H2	89,091,750	49,818	1.01

AIA Group Ltd.[2]	13,454,200	46,389.94

AXA SA2	3,186,463	42,648.86

Prudential PLC[2]	3,313,747	38,394.78

Other securities		410,259	8.29

		679,976	13.75

Health care — 12.78%

Novo Nordisk A/S, Class B2	815,700	118,008	2.38

Gilead Sciences, Inc.[1]	1,255,000	64,356	1.30

UnitedHealth Group Inc.	1,010,000	59,085	1.19

Vertex Pharmaceuticals Inc.[1]	775,000	43,338.88

Merck & Co., Inc.	970,000	40,498.82

Edwards Lifesciences Corp.[1]	330,000	34,089.69

Other securities		272,821	5.52

		632,195	12.78

American Funds Insurance Series

Global Growth Fund

Common stocks	Shares	Value (000)	Percent of net assets
Consumer staples — 10.77%

Anheuser-Busch InBev NV2	1,117,025	$86,841	1.76%

Nestlé SA2	1,285,000	76,652	1.55

Unilever NV, depository receipts[2]	2,200,000	73,635	1.49

Pernod Ricard SA2	575,439	61,558	1.25

Shoprite Holdings Ltd.[2]	3,055,000	56,447	1.14

Other securities		177,244	3.58

		532,377	10.77

Industrials — 7.29%

United Technologies Corp.	622,000	46,980.95

KBR, Inc.	1,623,000	40,104.81

Geberit AG2	200,000	39,451.80

Other securities		233,840	4.73

		360,375	7.29

Energy — 7.28%

Royal Dutch Shell PLC, Class B (ADR)	533,643	37,318	1.16
Royal Dutch Shell PLC, Class B2	574,666	20,056

Oil Search Ltd.[2]	6,973,952	47,585.96

Transocean Ltd.	925,000	41,375.84

INPEX CORP. [2]	6,670	37,394.76

Chevron Corp.	340,000	35,870.72

TOTAL SA2	745,000	33,621.68

Other securities		106,816	2.16

		360,035	7.28

Materials — 4.54%

Dow Chemical Co.	1,535,000	48,352.98

Steel Dynamics, Inc.	3,112,332	36,570.74

Sigma-Aldrich Corp.	485,000	35,856.72

Other securities		103,663	2.10

		224,441	4.54

Telecommunication services — 3.87%

América Móvil, SAB de CV, Series L (ADR)	3,036,000	79,118	2.02
América Móvil, SAB de CV, Series L	15,944,300	20,785

SOFTBANK CORP.[2]	1,510,000	56,141	1.13

Other securities		35,405.72

		191,449	3.87

Utilities — 0.92%

Other securities		45,599.92

Miscellaneous — 0.21%

Other common stocks in initial period of acquisition		10,501.21

Total common stocks (cost: $3,657,956,000)		4,625,317	93.53

American Funds Insurance Series

Global Growth Fund

Short-term securities — 5.72%	Principal amount (000)	Value (000)	Percent of net assets

Freddie Mac 0.05%–0.11% due 7/10–11/1/2012	$89,500	$89,484	1.81%

Federal Home Loan Bank 0.105%–0.12% due 7/6–8/31/2012	38,600	38,597.78

American Honda Finance Corp. 0.15% due 8/16/2012	27,100	27,091.55

Unilever Capital Corp. 0.15% due 8/23/2012[3]	25,000	24,994.51

Other securities		102,986	2.07

Total short-term securities (cost: $283,154,000)		283,152	5.72

Total investment securities (cost: $3,941,110,000)		4,908,469	99.25

Other assets less liabilities		36,893.75

Net assets		$4,945,362	100.00%

As permitted by U.S. Securities and Exchange Commission (“SEC”) regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. Some of these securities (with an aggregate value of $1,335,000, an aggregate cost of $6,378,000, and which represented .03% of the net assets of the fund) were acquired from 9/6/2000 to 4/18/2002 through private placement transactions exempt from registration under the Securities Act of 1933 which may subject them to legal or contractual restrictions on resale.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.
[2]

Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $2,215,025,000, which represented 44.79% of the net assets of the fund. This amount includes $2,213,690,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

[3]

Acquired in a transaction exempt from registration under section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $113,081,000, which represented 2.29% of the net assets of the fund.

Key to abbreviation
ADR = American Depositary Receipts

See Notes to Financial Statements

American Funds Insurance Series

Global Small Capitalization Fund	unaudited

Summary investment portfolio June 30, 2012

Largest individual equity securities	Percent of net assets

InterOil	2.77%

ENN Energy Holdings	2.32

Galaxy Entertainment Group	2.03

International Container Terminal Services	1.80

Lionsgate	1.72

Intertek Group	1.52

AAC Technologies Holdings	1.33

Ophir Energy	1.18

Melco Crown Entertainment	1.12

BioMarin Pharmaceutical	1.02

Common stocks — 88.12%

	Shares	Value (000)	Percent of net assets
Consumer discretionary — 20.15%

Galaxy Entertainment Group Ltd.[1,2]	27,238,000	$68,417	2.03%

Lions Gate Entertainment Corp.[1]	3,925,000	57,854	1.72

Melco Crown Entertainment Ltd. (ADR)[1]	3,277,763	37,760	1.12

Penske Automotive Group, Inc.	1,205,000	25,594.76

John Wiley & Sons, Inc., Class A	499,296	24,461.72

Paddy Power PLC[2]	372,500	24,322.72

Delticom AG2	366,500	24,096.71

Liberty Media Corp., Class A1	264,387	23,242.69

Hankook Tire Co., Ltd.[2]	514,700	20,454.61

Minth Group Ltd.[2]	16,792,000	18,224.54

Bloomberry Resorts Corp.[1,2]	75,195,000	17,069.51

Other securities		337,539	10.02

		679,032	20.15

Industrials — 12.53%

International Container Terminal Services, Inc.[2]	34,610,000	60,643	1.80

Intertek Group PLC[2]	1,220,000	51,274	1.52

Polypore International, Inc.[1]	555,000	22,416.66

Moog Inc., Class A1	512,100	21,175.63

Cebu Air, Inc.[1,2]	11,450,000	18,742.56

Blount International, Inc.[1]	1,125,000	16,481.49

Johnson Electric Holdings Ltd.[2]	26,645,000	16,238.48

Other securities		215,251	6.39

		422,220	12.53

Health care — 11.33%

BioMarin Pharmaceutical Inc.[1]	869,800	34,427	1.02

athenahealth, Inc.[1]	383,698	30,377.90

Illumina, Inc.[1]	706,400	28,531.85

NuVasive, Inc.[1]	1,070,400	27,145.81

Synageva BioPharma Corp.[1]	560,457	22,732.67

Volcano Corp.[1]	786,767	22,541.67

Fleury SA, ordinary nominative	1,419,900	18,027.53

Other securities		198,003	5.88

		381,783	11.33

Information technology — 11.11%

AAC Technologies Holdings Inc.[2]	15,501,100	44,886	1.33

Hittite Microwave Corp.[1]	664,400	33,964	1.01

Kingboard Chemical Holdings Ltd.[2]	10,787,500	20,975.62

Dialog Semiconductor PLC[1,2]	930,000	16,879.50

Other securities		257,732	7.65

		374,436	11.11

American Funds Insurance Series

Global Small Capitalization Fund

Common stocks
	Shares	Value (000)	Percent of net assets
Energy — 9.47%

InterOil Corp.[1]	1,339,035	$93,331	2.77%

Ophir Energy PLC[1,2]	4,379,700	39,831	1.18

Comstock Resources, Inc.[1]	1,327,000	21,789.65

GeoResources, Inc.[1]	500,000	18,305.55

Kodiak Oil & Gas Corp.[1]	2,100,000	17,241.51

Other securities		128,471	3.81

		318,968	9.47

Materials — 6.27%

Kenmare Resources PLC[1,2]	39,706,150	24,620.73

Allied Gold Mining PLC (CDI) (AUD denominated)[1,2]	6,340,045	14,991.67
Allied Gold Mining PLC[1,2]	3,383,333	7,430

African Minerals Ltd.[1,2]	3,987,000	19,855.59

African Petroleum Corp. Ltd.[1,2]	13,550,909	17,360.51

Other securities		126,972	3.77

		211,228	6.27

Financials — 4.85%

National Financial Partners Corp.[1]	1,273,700	17,068.51

Other securities		146,462	4.34

		163,530	4.85

Consumer staples — 3.29%

Brazil Pharma SA, ordinary nominative	3,744,600	20,042.59

Wumart Stores, Inc., Class H1,2	8,550,000	17,358.52

Other securities		73,545	2.18

		110,945	3.29

Utilities — 3.22%

ENN Energy Holdings Ltd.[2]	22,239,700	78,202	2.32

Other securities		30,320.90

		108,522	3.22

Telecommunication services — 1.06%

Other securities		35,786	1.06

Miscellaneous — 4.84%

Other common stocks in initial period of acquisition		163,034	4.84

Total common stocks (cost: $2,789,808,000)		2,969,484	88.12

Preferred securities — 0.17%

Financials — 0.17%

Other securities		5,851.17

Total preferred securities (cost: $4,898,000)		5,851.17

American Funds Insurance Series

Global Small Capitalization Fund

Rights & warrants — 0.03%
		Value (000)	Percent of net assets
Other — 0.03%

Other securities		$896.03%

Total rights & warrants (cost: $2,718,000)		896.03

Convertible securities — 0.09%

Other — 0.09%

Other securities		2,909.09

Total convertible securities (cost: $2,398,000)		2,909.09

Bonds, notes & other debt instruments — 0.42%

Other — 0.42%

Other securities		14,342.42

Total bonds, notes & other debt instruments (cost: $12,863,000)		14,342.42

Short-term securities — 9.58%

	Principal amount (000)

U.S. Treasury Bills 0.078%–0.146% due 7/26–12/20/2012	$86,900	86,889	2.58

Freddie Mac 0.13%–0.17% due 10/25/2012–2/1/2013	31,000	30,977.92

Google Inc. 0.14% due 8/15/2012[3]	18,700	18,696.56

Bank of Nova Scotia 0.08% due 7/2/2012	18,450	18,450.55

International Bank for Reconstruction and Development 0.135% due 9/17/2012	17,000	16,997.50

Québec (Province of) 0.15% due 7/13/2012[3]	16,500	16,498.49

Other securities		134,192	3.98

Total short-term securities (cost: $322,694,000)		322,699	9.58

Total investment securities (cost: $3,135,379,000)		3,316,181	98.41

Other assets less liabilities		53,665	1.59

Net assets		$3,369,846	100.00%

As permitted by U.S. Securities and Exchange Commission (“SEC”) regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. Some of these securities (with an aggregate value of $3,651,000, an aggregate cost of $7,441,000, and which represented .11% of the net assets of the fund) were acquired from 12/17/2007 to 12/17/2009 through private placement transactions exempt from registration under the Securities Act of 1933 which may subject them to legal or contractual restrictions on resale.

American Funds Insurance Series

Global Small Capitalization Fund

Forward currency contracts

The fund has entered into a forward currency contract to sell currency as shown in the following table. The open forward currency contract shown is generally indicative of the level of activity over the prior 12-month period.

					Unrealized depreciation at 6/30/2012 (000)
			Contract amount

	Settlement date	Counterparty	Receive (000)	Deliver (000)

Sales:
Australian dollars	7/31/2012	Barclays Bank PLC	$1,809	A$1,800	$(28)

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. The value of the fund’s holdings in affiliated companies is included in “Other securities” under the respective industry sectors in the summary investment portfolio. Further details on these holdings and related transactions during the six months ended June 30, 2012, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 6/30/2012 (000)

JVM Co., Ltd.[1,2]	411,500	—	—	411,500	—	$14,272

zooplus AG, non-registered shares[1,2]	271,916	85,800	—	357,716	—	11,684

Time Technoplast Ltd.[2]	11,888,000	—	—	11,888,000	—	10,166

Phorm, Inc.[1,2,3]	4,646,000	—	—	4,646,000	—	6,731

Phorm, Inc.[1,2]	250,000	—	—	250,000	—	401

Airesis SA1,2	3,294,151	—	—	3,294,151	—	6,079

Hummingbird Resources PLC[1,2]	2,500,000	275,000	—	2,775,000	—	4,824

Canadian Overseas Petroleum Ltd.[1,3]	8,000,000	—	—	8,000,000	—	1,454
Canadian Overseas Petroleum Ltd.[1]	6,720,000	—	—	6,720,000	—	1,221
Canadian Overseas Petroleum Ltd., warrants, expire 2013[1,2,3]	4,000,000	—	—	4,000,000	—	111

Wildhorse Energy Ltd.[1,2]	16,227,016	—	—	16,227,016	—	882
Wildhorse Energy Ltd. (CDI) (GBP denominated)[1,2]	—	7,225,777	—	7,225,777	—	409

Pursuit Dynamics PLC[1,2]	4,757,900	594,737	—	5,352,637	—	1,007
Pursuit Dynamics PLC, rights, expire 2012	—	594,737	594,737	—	—	—

Eveready Industries India Ltd.[4]	4,370,000	—	4,370,000	—	—	—

Trap Oil Group PLC[4]	11,800,000	—	11,800,000	—	—	—

					—	$59,241

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.
[2]

Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $1,549,867,000, which represented 45.99% of the net assets of the fund. This amount includes $1,535,398,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

[3]

Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $156,407,000, which represented 4.64% of the net assets of the fund.

[4]	Unaffiliated issuer at 6/30/2012.

Key to abbreviations and symbol
ADR = American Depositary Receipts
CDI = CREST Depository Interest
AUD/A$ = Australian dollars
GBP = British pounds

See Notes to Financial Statements

American Funds Insurance Series

Growth Fund	unaudited

Summary investment portfolio June 30, 2012

Largest individual equity securities	Percent of net assets

Apple	4.12%

Amazon.com	2.67

Wells Fargo	2.35

Intuitive Surgical	2.28

Home Depot	2.04

Chipotle Mexican Grill	1.79

lululemon athletica	1.68

Google	1.65

Berkshire Hathaway	1.56

Wynn Macau	1.53

Common stocks — 88.02%
	Shares	Value (000)	Percent of net assets

Consumer discretionary — 18.25%

Amazon.com, Inc.[1]	2,823,000	$644,632	2.67%

Home Depot, Inc.	9,306,000	493,125	2.04

Chipotle Mexican Grill, Inc.[1]	1,136,400	431,775	1.79

lululemon athletica inc.[1]	6,800,000	405,484	1.68

Wynn Macau, Ltd.[2]	157,313,600	369,910	1.53

Johnson Controls, Inc.	6,499,100	180,090.75

Tiffany & Co.	2,953,000	156,361.65

Harman International Industries, Inc.[3]	3,754,515	148,679.62

Other securities		1,575,283	6.52

		4,405,339	18.25

Financials — 13.22%

Wells Fargo & Co.	16,988,296	568,089	2.35

Berkshire Hathaway Inc., Class A1	3,015	376,709	1.56

American Express Co.	4,000,000	232,840.96

Bank of America Corp.	22,000,000	179,960.75

Onex Corp.	4,280,500	166,200.69

Fairfax Financial Holdings Ltd. (CAD denominated)	215,000	85,134.67
Fairfax Financial Holdings Ltd.	198,600	77,792

Goldman Sachs Group, Inc.	1,532,000	146,858.61

Other securities		1,358,872	5.63

		3,192,454	13.22

Information technology — 12.54%

Apple Inc.[1]	1,705,000	995,720	4.12

Google Inc., Class A1	685,500	397,638	1.65

ASML Holding NV (New York registered)	2,300,000	118,266.96
ASML Holding NV2	2,250,000	114,654

Oracle Corp.	5,695,000	169,141.70

Fidelity National Information Services, Inc.	4,930,263	168,023.70

Other securities		1,063,433	4.41

		3,026,875	12.54

Energy — 11.64%

Suncor Energy Inc.	9,023,393	260,926	1.08

Concho Resources Inc.[1]	2,865,000	243,869	1.01

Pacific Rubiales Energy Corp.	10,632,200	225,155.93

Core Laboratories NV	1,700,000	197,030.82

MEG Energy Corp.[1]	4,590,000	164,512.68

Noble Energy, Inc.	1,845,000	156,493.65

Cobalt International Energy, Inc.[1]	6,490,000	152,515.63

Denbury Resources Inc.[1]	9,810,800	148,241.61

Other securities		1,260,741	5.23

		2,809,482	11.64

American Funds Insurance Series

Growth Fund

Common stocks	Shares	Value (000)	Percent of net assets
Health care — 11.14%

Intuitive Surgical, Inc.[1]	993,000	$549,913	2.28%

Gilead Sciences, Inc.[1]	4,700,000	241,016	1.00

Edwards Lifesciences Corp.[1]	2,275,000	235,008.97

Grifols, SA, Class A1,2	8,575,000	217,503.90

UnitedHealth Group Inc.	3,690,000	215,865.89

Incyte Corp.[1,3]	7,910,000	179,557.74

Regeneron Pharmaceuticals, Inc.[1]	1,471,500	168,075.70

Baxter International Inc.	3,012,100	160,093.66

Other securities		722,762	3.00

		2,689,792	11.14

Industrials — 7.66%

Union Pacific Corp.	2,390,000	285,151	1.18

Stericycle, Inc.[1]	3,000,000	275,010	1.14

Boeing Co.	3,000,000	222,900.92

Other securities		1,066,134	4.42

		1,849,195	7.66

Materials — 7.37%

Barrick Gold Corp.	7,250,000	272,383	1.13

Newmont Mining Corp.	5,430,543	263,436	1.09

Potash Corp. of Saskatchewan Inc.	5,468,212	238,906.99

FMC Corp.	3,000,000	160,440.66

Praxair, Inc.	1,475,000	160,377.66

Other securities		684,494	2.84

		1,780,036	7.37

Consumer staples — 3.98%

Costco Wholesale Corp.	3,215,000	305,425	1.26

Philip Morris International Inc.	2,284,000	199,302.82

Other securities		457,084	1.90

		961,811	3.98

Telecommunication services — 1.38%

CenturyLink, Inc.	4,160,000	164,279.68

Crown Castle International Corp.[1]	2,600,000	152,516.63

Other securities		16,754.07

		333,549	1.38

Utilities — 0.14%

Other securities		33,992.14

Miscellaneous — 0.70%

Other common stocks in initial period of acquisition		168,163.70

Total common stocks (cost: $14,696,626,000)		21,250,688	88.02

American Funds Insurance Series

Growth Fund

Short-term securities — 12.10%	Principal amount (000)	Value (000)	Percent of net assets

Fannie Mae 0.10%–0.19% due 9/5–11/16/2012	$686,100	$685,855	2.85%

Federal Home Loan Bank 0.04%–0.165% due 7/9–12/5/2012	607,049	606,892	2.51

U.S. Treasury Bills 0.043%–0.117% due 7/19–8/9/2012	500,000	499,981	2.07

Wal-Mart Stores, Inc. 0.10%–0.11% due 7/9–7/10/2012[4]	240,000	239,993.99

NetJets Inc. 0.14% due 7/10/2012[4]	19,500	19,499.08

Other securities		868,523	3.60

Total short-term securities (cost: $2,920,690,000)		2,920,743	12.10

Total investment securities (cost: $17,617,316,000)		24,171,431	100.12

Other assets less liabilities		(29,092)	(.12)

Net assets		$24,142,339	100.00%

As permitted by U.S. Securities and Exchange Commission (“SEC”) regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. The value of the fund’s affiliated-company holdings is either shown in the summary investment portfolio or included in the value of “Other securities” under the respective industry sectors. Further details on such holdings and related transactions during the six months ended June 30, 2012, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 6/30/2012 (000)

Incyte Corp.[1]	7,910,000	—	—	7,910,000	$—	$179,557

Harman International Industries, Inc.	2,245,000	1,709,515	200,000	3,754,515	322	148,679

KGen Power Corp.[1,2,5]	3,166,128	—	—	3,166,128	—	27,229

lululemon athletica inc.[1,6]	7,400,000	—	600,000	6,800,000	—	—

					$322	$355,465

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.
[2]

Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $2,445,737,000, which represented 10.13% of the net assets of the fund. This amount includes $2,317,719,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

[3]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[4]

Acquired in a transaction exempt from registration under section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $881,655,000, which represented 3.65% of the net assets of the fund.

[5]

Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. This security (acquired on 12/19/2006 at a cost of $28,495,000) may be subject to legal or contractual restrictions on resale. The total value of all such securities, including those in “Other securities,” was $128,018,000, which represented .53% of the net assets of the fund. These securities were acquired from 12/21/2005 to 6/21/2011 at an aggregate cost of $162,324,000.

[6]	Unaffiliated issuer at 6/30/2012.

Key to abbreviation
CAD = Canadian dollars

See Notes to Financial Statements

American Funds Insurance Series

International Fund	unaudited
Summary investment portfolio June 30, 2012

Largest individual equity securities	Percent of net assets

Novartis	3.85%

Samsung Electronics	3.79

Bayer	2.64

BP	2.28

Anheuser-Busch InBev	2.19

Ryanair Holdings	1.89

Teva Pharmaceutical Industries	1.79

NetEase	1.75

Nestlé	1.60

MTN Group	1.49

Common stocks — 91.11%	Shares	Value (000)	Percent of net assets
Health care — 13.21%

Novartis AG1	5,973,613	$333,208	3.85%

Bayer AG1	3,172,401	228,758	2.64

Teva Pharmaceutical Industries Ltd. (ADR)	3,938,000	155,315	1.79

Mindray Medical International Ltd., Class A (ADR)	3,750,000	113,587	1.31

Merck KGaA[1]	679,655	67,824.78

JSC Pharmstandard (GDR)[1,2]	3,805,800	54,294.68
JSC Pharmstandard (GDR)[1,2,3]	307,300	4,384

Other securities		186,370	2.16

		1,143,740	13.21

Financials — 13.18%

AIA Group Ltd.[1]	36,381,700	125,442	1.45

Bank of China Ltd., Class H1	228,632,800	87,484	1.01

Sberbank of Russia (ADR)[1]	7,484,000	81,407.94

Ping An Insurance (Group) Co. of China, Ltd., Class H1	10,056,000	81,149.94

Prudential PLC[1]	6,570,265	76,126.88

Housing Development Finance Corp. Ltd.[1]	6,004,000	70,653.82

Itaú Unibanco Holding SA, preferred nominative (ADR)	3,839,556	53,447.62

Other securities		564,691	6.52

		1,140,399	13.18

Consumer discretionary — 12.75%

Hyundai Motor Co.[1]	553,500	113,549	1.31

British Sky Broadcasting Group PLC[1]	9,594,500	104,715	1.21

Daimler AG1	2,172,000	97,683	1.13

Li & Fung Ltd.[1]	41,314,000	80,168.93

Tata Motors Ltd.[1]	15,092,871	65,886.76

Rakuten, Inc.[1]	5,544,900	57,422.66

Other securities		584,209	6.75

		1,103,632	12.75

Industrials — 11.88%

Ryanair Holdings PLC (ADR)[2]	5,383,105	163,646	1.89

SMC Corp.[1]	693,900	120,097	1.39

Legrand SA1	2,916,500	99,190	1.14

Bureau Veritas SA1	641,348	57,010.66

Jardine Matheson Holdings Ltd.[1]	1,113,600	54,230.63

Other securities		534,135	6.17

		1,028,308	11.88

American Funds Insurance Series

International Fund

Common stocks	Shares	Value (000)	Percent of net assets
Information technology — 10.15%

Samsung Electronics Co. Ltd.[1]	309,350	$327,980	3.79%

NetEase, Inc. (ADR)[2]	2,569,735	151,229	1.75

Murata Manufacturing Co., Ltd.[1]	1,253,000	65,730.76

HOYA Corp.[1]	2,840,600	62,589.72

Canon, Inc.[1]	1,493,900	59,820.69

Other securities		211,380	2.44

		878,728	10.15

Consumer staples — 9.65%

Anheuser-Busch InBev NV1	2,436,414	189,414	2.19
Anheuser-Busch InBev NV, VVPR STRIPS[1,2]	1,189,792	1

Nestlé SA1	2,325,800	138,737	1.60

Imperial Tobacco Group PLC[1]	3,200,000	123,127	1.42

Pernod Ricard SA1	579,960	62,042.72

L’Oréal SA, non-registered shares[1]	376,000	44,046.69
L’Oréal SA, bonus shares[1]	136,000	15,932

Danone SA1	925,306	57,445.67

Other securities		204,031	2.36

		834,775	9.65

Materials — 6.23%

Linde AG1	814,600	126,880	1.46

ArcelorMittal[1]	4,308,500	66,558.77

Nitto Denko Corp.[1]	1,502,200	64,069.74

Syngenta AG1	170,200	58,103.67

Other securities		223,790	2.59

		539,400	6.23

Telecommunication services — 5.73%

MTN Group Ltd.[1]	7,474,900	129,209	1.49

SOFTBANK CORP.[1]	2,645,000	98,339	1.14

América Móvil, SAB de CV, Series L (ADR)	2,006,000	52,276.60

Other securities		216,222	2.50

		496,046	5.73

Energy — 4.43%

BP PLC[1]	29,414,802	197,084	2.28

Royal Dutch Shell PLC, Class B1	2,003,000	69,905.95
Royal Dutch Shell PLC, Class A1	372,000	12,570

Other securities		103,613	1.20

		383,172	4.43

Utilities — 2.68%

Power Grid Corp. of India Ltd.[1]	58,601,640	119,712	1.38

Other securities		112,333	1.30

		232,045	2.68

Miscellaneous — 1.22%

Other common stocks in initial period of acquisition		105,539	1.22

Total common stocks (cost: $7,057,626,000)		7,885,784	91.11

American Funds Insurance Series

International Fund

Bonds, notes & other debt instruments — 0.05%	Value (000)	Percent of net assets
Financials — 0.05%

Other securities	$4,526.05%

Total bonds, notes & other debt instruments (cost: $4,167,000)	4,526.05

Short-term securities — 8.40%	Principal amount (000)

Fannie Mae 0.07%–0.14% due 7/16/2012–1/7/2013	$178,100	178,006	2.06

Federal Home Loan Bank 0.118%–0.18% due 8/1–10/18/2012	111,200	111,174	1.28

U.S. Treasury Bills 0.103%–0.116% due 7/19–10/11/2012	76,800	76,790.89

Freddie Mac 0.05%–0.155% due 7/9–10/15/2012	66,200	66,192.77

Scotiabank Inc. 0.12%–0.145% due 7/10–7/25/2012	66,000	65,996.76

Other securities		228,464	2.64

Total short-term securities (cost: $726,637,000)		726,622	8.40

Total investment securities (cost: $7,788,430,000)		8,616,932	99.56

Other assets less liabilities		38,046.44

Net assets		$8,654,978	100.00%

As permitted by U.S. Securities and Exchange Commission (“SEC”) regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. Some of these securities (with an aggregate value of $6,802,000, an aggregate cost of $32,657,000, and which represented .08% of the net assets of the fund) were acquired from 2/11/1998 to 4/18/2002 through private placement transactions exempt from registration under the Securities Act of 1933 which may subject them to legal or contractual restrictions on resale.

American Funds Insurance Series

International Fund

Forward currency contracts

The fund has entered into forward currency contracts to sell currencies as shown in the following table. The open forward currency contracts shown are generally indicative of the level of activity over the prior 12-month period.

						Unrealized (depreciation) appreciation at 6/30/2012 (000)
			Contract amount

	Settlement date	Counterparty	Receive (000)	Deliver (000)

Sales:
Australian dollars	7/10/2012	UBS AG	$10,618	A$	11,000	$(628)
Euros	7/18/2012	HSBC Bank	$105,774		€83,950	(480)
Euros	7/24/2012	UBS AG	$199,426		€157,000	703

						$(405)

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]

Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $7,073,520,000, which represented 81.73% of the net assets of the fund. This amount includes $7,049,763,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

[2]	Security did not produce income during the last 12 months.
[3]

Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $268,553,000, which represented 3.10% of the net assets of the fund.

Key to abbreviations and symbols
ADR = American Depositary Receipts
GDR = Global Depositary Receipts
A$= Australian dollars
€ = Euros

See Notes to Financial Statements

American Funds Insurance Series

New World Fund	unaudited

Summary investment portfolio June 30, 2012

Largest individual equity securities	Percent of net assets

América Móvil	2.26%

Magnit	1.72

Shoprite Holdings	1.62

Nestlé	1.56

Novo Nordisk	1.51

Cochlear	1.50

Samsung Electronics	1.48

Naspers	1.35

Truworths International	1.34

Anheuser-Busch InBev	1.32

Common stocks — 80.60%
	Shares	Value (000)	Percent of net assets
Consumer staples — 15.77%

OJSC Magnit (GDR)[1]	1,227,000	$36,998	1.72%
OJSC Magnit (GDR)[1,2]	64,500	1,945

Shoprite Holdings Ltd.[1]	1,980,000	36,585	1.62

Nestlé SA1	590,000	35,194	1.56

Anheuser-Busch InBev NV1	383,700	29,830	1.32

SABMiller PLC[1]	740,000	29,724	1.31

Pernod Ricard SA1	213,600	22,850	1.01

Coca-Cola Co.	259,500	20,290.90

Wal-Mart de México, SAB de CV, Series V (ADR)	629,000	16,757.81
Wal-Mart de México, SAB de CV, Series V	570,000	1,528

British American Tobacco PLC[1]	335,129	17,058.75

Other securities		107,906	4.77

		356,665	15.77

Consumer discretionary — 12.62%

Naspers Ltd., Class N1	571,000	30,535	1.35

Truworths International Ltd.[1]	2,755,000	30,216	1.34

Arcos Dorados Holdings Inc., Class A	1,683,750	24,886	1.10

Toyota Motor Corp.[1]	560,000	22,571	1.00

Hyundai Mobis Co., Ltd.[1]	80,400	19,463.86

Honda Motor Co., Ltd.[1]	525,000	18,288.81

Bayerische Motoren Werke AG1	240,000	17,390.77

Wynn Macau, Ltd.[1]	6,849,200	16,105.71

Golden Eagle Retail Group Ltd.[1]	7,000,000	14,360.64

Other securities		91,486	4.04

		285,300	12.62

Health care — 9.61%

Novo Nordisk A/S, Class B1	236,620	34,232	1.51

Cochlear Ltd.[1]	500,000	33,863	1.50

Baxter International Inc.	497,300	26,431	1.17

Novartis AG1	429,500	23,957	1.06

Amil Participações SA, ordinary nominative	1,997,410	19,989.88

Shandong Weigao Group Medical Polymer Co. Ltd., Class H1	14,408,000	15,987.71

Other securities		62,751	2.78

		217,210	9.61

Financials — 8.59%

PT Bank Rakyat Indonesia (Persero) Tbk[1]	33,990,000	23,262	1.03

Agricultural Bank of China, Class H1	46,767,000	18,882.84

Housing Development Finance Corp. Ltd.[1]	1,353,000	15,922.70

Sberbank of Russia (ADR)[1]	775,000	8,430.70
Sberbank of Russia (ADR)	682,500	7,385

Industrial and Commercial Bank of China Ltd., Class H1	26,736,700	14,950.66

Kotak Mahindra Bank Ltd.[1]	1,373,886	14,679.65

Bank of the Philippine Islands[1]	8,185,412	14,542.64

Other securities		76,213	3.37

		194,265	8.59

American Funds Insurance Series

New World Fund

Common stocks	Shares	Value (000)	Percent of net assets
Energy — 7.84%

Oil Search Ltd.[1]	3,738,085	$25,506	1.13%

Royal Dutch Shell PLC, Class B1	600,000	20,940	1.12
Royal Dutch Shell PLC, Class B (ADR)	63,000	4,406

Pacific Rubiales Energy Corp.	1,180,000	24,988	1.10

Cobalt International Energy, Inc.[3]	744,800	17,503.77

Other securities		84,042	3.72

		177,385	7.84

Industrials — 5.84%

Cummins Inc.	192,500	18,655.82

Intertek Group PLC[1]	428,200	17,996.80

Schneider Electric SA1	296,440	16,517.73

Other securities		78,978	3.49

		132,146	5.84

Information technology — 5.49%

Samsung Electronics Co. Ltd.[1]	31,610	33,514	1.48

Google Inc., Class A3	48,600	28,191	1.25

Mail.ru Group Ltd. (GDR)[1,3]	449,709	15,317.68

Other securities		47,078	2.08

		124,100	5.49

Telecommunication services — 5.14%

América Móvil, SAB de CV, Series L (ADR)	1,887,750	49,195	2.26
América Móvil, SAB de CV, Series L	1,545,500	2,015

SOFTBANK CORP.[1]	688,800	25,609	1.13

Other securities		39,413	1.75

		116,232	5.14

Materials — 4.06%

Linde AG1	109,000	16,978.75

Other securities		74,855	3.31

		91,833	4.06

Utilities — 1.00%

Other securities		22,610	1.00

Miscellaneous — 4.64%

Other common stocks in initial period of acquisition		104,958	4.64

Total common stocks (cost: $1,512,343,000)		1,822,704	80.60

American Funds Insurance Series

New World Fund

Bonds, notes & other debt instruments — 11.33%	Principal amount (000)	Value (000)	Percent of net assets
Bonds & notes of governments outside the U.S. — 9.34%

United Mexican States Government:
Global 3.625%–6.375% 2013–2110	$14,059	$16,060	1.46%
6.50%–9.50% 2013–2021	MXN205,471	17,001

Philippines (Republic of):
4.95%–8.75% 2013–2036	PHP632,500	15,766	1.08
7.75%–9.875% 2014–2031	$6,335	8,684

Brazil (Federal Republic of):
6.00% 2016–2045[4]	BRL10,456	6,028	1.04
Global 4.875%–11.00% 2017–2041[5]	$13,678	17,502

Other securities		130,158	5.76

		211,199	9.34

Information technology — 0.03%

Samsung Electronics America, Inc., 1.75% 2017[2]	700	699.03

Other — 1.96%

Other securities		44,341	1.96

Total bonds, notes & other debt instruments (cost: $235,783,000)		256,239	11.33

Short-term securities — 7.06%

U.S. Treasury Bills 0.141%–0.146% due 12/13–12/20/2012	33,400	33,377	1.47

Freddie Mac 0.13%–0.17% due 10/25/2012–2/1/2013	23,500	23,482	1.04

Thunder Bay Funding, LLC 0.17% due 7/17/2012[2]	22,200	22,198.98

BASF AG 0.17% due 7/2/2012[2]	18,500	18,500.82

International Bank for Reconstruction and Development 0.135% due 9/17/2012	16,000	15,997.71

Nestlé Finance International Ltd. 0.19% due 7/19/2012	15,000	14,999.66

Other securities		31,148	1.38

Total short-term securities (cost: $159,700,000)		159,701	7.06

Total investment securities (cost: $1,907,826,000)		2,238,644	98.99

Other assets less liabilities		22,818	1.01

Net assets		$2,261,462	100.00%

As permitted by U.S. Securities and Exchange Commission (“SEC”) regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

American Funds Insurance Series

New World Fund

Forward currency contracts
The fund has entered into forward currency contracts to sell currencies as shown in the following table. The open forward currency contracts shown are generally indicative of the level of activity over the prior 12-month period.

			Contract amount		Unrealized depreciation at 6/30/2012 (000)

	Settlement date		Receive (000)	Deliver (000)
		Counterparty

Sales:
Brazilian reais	7/25/2012	JPMorgan Chase	$894	BRL1,825	$(10)
Mexican pesos	7/25/2012	JPMorgan Chase	$601	MXN8,375	(25)

					$(35)

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]

Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $1,340,162,000, which represented 59.26% of the net assets of the fund. This amount includes $1,340,126,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

[2]

Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $105,180,000, which represented 4.65% of the net assets of the fund.

[3]	Security did not produce income during the last 12 months.
[4]	Index-linked bond whose principal amount moves with a government price index.
[5]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

Key to abbreviations
ADR = American Depositary Receipts
GDR = Global Depositary Receipts
BRL = Brazilian reais
MXN = Mexican pesos
PHP = Philippine pesos

See Notes to Financial Statements

American Funds Insurance Series

Blue Chip Income and Growth Fund	unaudited
Summary investment portfolio June 30, 2012

Largest individual equity securities	Percent of net assets

AT&T	4.42%

Microsoft	4.26

Royal Dutch Shell	3.24

Amgen	3.21

Abbott Laboratories	2.58

Altria	2.49

Chevron	2.41

CVS/Caremark	2.35

Dow Chemical	2.33

Philip Morris International	2.33

Common stocks — 90.36%	Shares	Value (000)	Percent of net assets
Information technology — 13.06%

Microsoft Corp.	6,520,000	$199,447	4.26%

Hewlett-Packard Co.	4,550,000	91,500	1.95

Oracle Corp.	2,400,000	71,280	1.52

International Business Machines Corp.	330,000	64,541	1.38

Intel Corp.	2,200,000	58,630	1.25

Texas Instruments Inc.	1,630,000	46,765	1.00

Apple Inc.[1]	80,000	46,720	1.00

Other securities		32,786.70

		611,669	13.06

Industrials — 12.72%

General Electric Co.	4,400,000	91,696	1.96

CSX Corp.	3,100,000	69,316	1.48

United Parcel Service, Inc., Class B	850,000	66,946	1.43

United Technologies Corp.	760,000	57,403	1.23

Union Pacific Corp.	375,000	44,741.95

Norfolk Southern Corp.	592,800	42,545.91

Other securities		222,878	4.76

		595,525	12.72

Energy — 12.21%

Royal Dutch Shell PLC, Class B (ADR)	1,300,000	90,909	3.24
Royal Dutch Shell PLC, Class A (ADR)	900,000	60,687

Chevron Corp.	1,070,000	112,885	2.41

ConocoPhillips	1,400,000	78,232	1.67

BP PLC (ADR)	1,630,000	66,080	1.41

Apache Corp.	492,000	43,242.92

Baker Hughes Inc.	916,000	37,648.80

Other securities		82,167	1.76

		571,850	12.21

Health care — 12.17%

Amgen Inc.	2,060,000	150,462	3.21

Abbott Laboratories	1,875,000	120,881	2.58

Gilead Sciences, Inc.[1]	1,634,000	83,792	1.79

Bristol-Myers Squibb Co.	1,125,000	40,444.87

Merck & Co., Inc.	630,000	26,302.56

Other securities		148,071	3.16

		569,952	12.17

American Funds Insurance Series

Blue Chip Income and Growth Fund

Common stocks	Shares	Value (000)	Percent of net assets
Consumer staples — 12.10%

Altria Group, Inc.	3,375,000	$116,606	2.49%

CVS/Caremark Corp.	2,350,000	109,816	2.35

Philip Morris International Inc.	1,250,000	109,075	2.33

Kraft Foods Inc., Class A	2,030,000	78,399	1.67

Kimberly-Clark Corp.	500,000	41,885.89

PepsiCo, Inc.	550,000	38,863.83

Other securities		71,881	1.54

		566,525	12.10

Telecommunication services — 7.61%

AT&T Inc.	5,800,000	206,828	4.42

Verizon Communications Inc.	2,202,300	97,870	2.09

CenturyLink, Inc.	1,055,400	41,678.89

Other securities		9,730.21

		356,106	7.61

Consumer discretionary — 7.29%

Harley-Davidson, Inc.	1,147,800	52,489	1.12

Comcast Corp., Class A	1,480,000	47,316	1.08
Comcast Corp., Class A, special nonvoting shares	100,000	3,140

Home Depot, Inc.	855,000	45,306.97

General Motors Co.[1]	1,630,000	32,144.69

Other securities		160,849	3.43

		341,244	7.29

Financials — 4.98%

JPMorgan Chase & Co.	2,840,000	101,473	2.17

Citigroup Inc.	2,000,000	54,820	1.17

American Express Co.	600,000	34,926.75

Other securities		41,881.89

		233,100	4.98

Materials — 3.40%

Dow Chemical Co.	3,470,000	109,305	2.33

Other securities		50,009	1.07

		159,314	3.40

Utilities — 2.50%

Southern Co.	750,000	34,725.74

Other securities		82,103	1.76

		116,828	2.50

Miscellaneous — 2.32%

Other common stocks in initial period of acquisition		108,379	2.32

Total common stocks (cost: $3,496,018,000)		4,230,492	90.36

American Funds Insurance Series

Blue Chip Income and Growth Fund

Rights & warrants — 0.00%	Value (000)	Percent of net assets

Financials — 0.00%

Other securities	$—	.00%

Total rights & warrants (cost: $230,000)	—	.00

Convertible securities — 1.03%		Shares

Consumer discretionary — 1.03%

General Motors Co., Series B, 4.75% convertible preferred 2013	1,460,000	48,472	1.03

Total convertible securities (cost: $66,189,000)		48,472	1.03

Short-term securities — 9.15%	Principal amount (000)

Coca-Cola Co. 0.15%–0.23% due 8/16–10/15/2012[2]	$55,500	55,476	1.19

Federal Home Loan Bank 0.07%–0.105% due 7/6–8/31/2012	54,400	54,397	1.16

Merck & Co. Inc. 0.13% due 8/22/2012[2]	50,000	49,990	1.07

Freddie Mac 0.11%–0.12% due 8/27–11/6/2012	46,300	46,290.99

Wal-Mart Stores, Inc. 0.10%–0.13% due 7/2–7/24/2012[2]	43,700	43,698.93

U.S. Treasury Bills 0.07%–0.133% due 8/16–10/18/2012	37,500	37,492.80

NetJets Inc. 0.14% due 7/3–8/20/2012[2]	35,200	35,196.75

Chevron Corp. 0.09% due 7/23/2012[2]	4,100	4,100.09

Other securities		101,812	2.17

Total short-term securities (cost: $428,452,000)		428,451	9.15

Total investment securities (cost: $3,990,889,000)		4,707,415	100.54

Other assets less liabilities		(25,372)	(.54)

Net assets		$4,682,043	100.00%

As permitted by U.S. Securities and Exchange Commission (“SEC”) regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. One of these securities (which represented less than .01% of the net assets of the fund) was valued under fair value procedures adopted by authority of the board of trustees.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.
[2]

Acquired in a transaction exempt from registration under section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $223,657,000, which represented 4.78% of the net assets of the fund.

Key to abbreviation
ADR = American Depositary Receipts

See Notes to Financial Statements

American Funds Insurance Series

Global Growth and Income Fund	unaudited
Summary investment portfolio June 30, 2012

Largest individual equity securities	Percent of net assets

Home Depot	3.88%

Merck	3.22

Taiwan Semiconductor Manufacturing	2.64

Virgin Media	2.06

Newmont Mining	1.97

Verizon	1.81

Yamana Gold	1.56

Kraft Foods	1.55

Agricultural Bank of China	1.40

Marsh & McLennan Companies	1.31

Common stocks — 91.09%	Shares	Value (000)	Percent of net assets
Consumer discretionary — 15.03%

Home Depot, Inc.	1,445,000	$76,571	3.88%

Virgin Media Inc.	1,667,500	40,670	2.06

Comcast Corp., Class A	745,000	23,818	1.21

Amazon.com, Inc.[1]	94,550	21,591	1.09

D.R. Horton, Inc.	1,000,000	18,380.93

Toll Corp.[1]	600,000	17,838.90

Saks Inc.[1]	1,200,000	12,780.65

Other securities		84,942	4.31

		296,590	15.03

Financials — 14.51%

Agricultural Bank of China, Class H2	68,383,000	27,609	1.40

Marsh & McLennan Companies, Inc.	800,000	25,784	1.31

Industrial and Commercial Bank of China Ltd., Class H2	42,145,940	23,567	1.19

Prudential PLC[2]	1,618,689	18,755.95

Macquarie International Infrastructure Fund Ltd.[2]	36,200,164	15,083.76

Wells Fargo & Co.	335,000	11,202.57

Bank of Nova Scotia	200,000	10,361.53

Other securities		153,823	7.80

		286,184	14.51

Industrials — 9.40%

United Continental Holdings, Inc.[1]	900,000	21,897	1.11

Meggitt PLC[2]	3,480,500	21,107	1.07

Union Pacific Corp.	150,000	17,897.91

Lockheed Martin Corp.	200,000	17,416.88

Schneider Electric SA2	268,242	14,946.76

Other securities		92,203	4.67

		185,466	9.40

Consumer staples — 9.01%

Kraft Foods Inc., Class A	790,000	30,510	1.55

Unilever NV, depository receipts[2]	705,000	23,597	1.20

British American Tobacco PLC[2]	339,500	17,280.88

Sysco Corp.	460,000	13,713.69

Anheuser-Busch InBev NV2	175,000	13,605.69

Other securities		79,003	4.00

		177,708	9.01

Information technology — 8.64%

Taiwan Semiconductor Manufacturing Co. Ltd.[1,2]	16,960,000	46,422	2.64
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)[1]	400,000	5,584

Apple Inc.[1]	42,900	25,053	1.27

Google Inc., Class A1	40,450	23,464	1.19

International Business Machines Corp.	100,000	19,558.99

Other securities		50,457	2.55

		170,538	8.64

American Funds Insurance Series

Global Growth and Income Fund

Common stocks	Shares	Value (000)	Percent of net assets
Materials — 8.57%

Newmont Mining Corp.	800,000	$38,808	1.97%

Yamana Gold Inc.	2,000,000	30,861	1.56

Barrick Gold Corp.	650,000	24,421	1.24

Dow Chemical Co.	445,000	14,018.71

Nucor Corp.	320,000	12,128.61

Other securities		48,742	2.48

		168,978	8.57

Health care — 7.67%

Merck & Co., Inc.	1,519,544	63,441	3.22

Eli Lilly and Co.	500,000	21,455	1.09

Novartis AG2	303,000	16,901.86

Sonic Healthcare Ltd.[2]	1,285,000	16,758.85

Vertex Pharmaceuticals Inc.[1]	238,877	13,358.68

Other securities		19,411.97

		151,324	7.67

Energy — 6.73%

Royal Dutch Shell PLC, Class B (ADR)	225,000	15,734	1.19
Royal Dutch Shell PLC, Class A (ADR)	115,000	7,755

Chevron Corp.	212,300	22,398	1.14

Crescent Point Energy Corp.	446,000	16,647.84

Other securities		70,289	3.56

		132,823	6.73

Telecommunication services — 6.58%

Verizon Communications Inc.	802,500	35,663	1.81

AT&T Inc.	525,000	18,722.95

Telstra Corp. Ltd.[2]	4,780,000	18,113.92

TalkTalk Telecom Group PLC[2]	5,691,100	16,989.86

Other securities		40,375	2.04

		129,862	6.58

Utilities — 2.97%

Power Assets Holdings Ltd.[2]	2,250,000	16,894.85

GDF SUEZ[2]	667,659	15,930.81

National Grid PLC[2]	1,225,000	12,966.66

Other securities		12,812.65

		58,602	2.97

Miscellaneous — 1.98%

Other common stocks in initial period of acquisition		39,049	1.98

Total common stocks (cost: $1,607,569,000)		1,797,124	91.09

American Funds Insurance Series

Global Growth and Income Fund

	Value (000)	Percent of net assets
Convertible securities — 0.63%

Other — 0.63%

Other securities	$12,410.63%

Total convertible securities (cost: $8,720,000)	12,410.63

Bonds, notes & other debt instruments — 1.36%

Other — 1.36%

Other securities	26,784	1.36

Total bonds, notes & other debt instruments (cost: $21,238,000)	26,784	1.36

Short-term securities — 6.25%	Principal amount (000)

Freddie Mac 0.12%–0.14% due 9/17/2012–1/9/2013	$45,700	45,680	2.31

Fannie Mae 0.12%–0.14% due 9/19/2012–1/3/2013	20,100	20,088	1.02

Scotiabank Inc. 0.12% due 7/25/2012[3]	14,900	14,899.75

eBay Inc. 0.15% due 9/19/2012[3]	14,500	14,494.73

Variable Funding Capital Company LLC 0.16% due 7/19/2012[3]	10,000	9,999.51

Novartis Securities Investment Ltd. 0.15% due 8/7/2012[3]	10,000	9,998.51

Other securities		8,240.42

Total short-term securities (cost: $123,401,000)		123,398	6.25

Total investment securities (cost: $1,760,928,000)		1,959,716	99.33

Other assets less liabilities		13,231.67

Net assets		$1,972,947	100.00%

As permitted by U.S. Securities and Exchange Commission (“SEC”) regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. Some of these securities (with an aggregate value of $1,800,000, an aggregate cost of $2,789,000, and which represented .10% of the net assets of the fund) were acquired on 12/17/2009 through private placement transactions exempt from registration under the Securities Act of 1933 which may subject them to legal or contractual restrictions on resale.

American Funds Insurance Series

Global Growth and Income Fund

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. The value of the fund’s affiliated-company holdings is included in “Other securities” under the respective industry sector in the summary investment portfolio. Further details on such holdings and related transactions during the six months ended June 30, 2012, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliate at 6/30/2012 (000)

Rickmers Maritime[2]	27,420,000	—	—	27,420,000	$329	$6,955

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.
[2]

Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $695,286,000, which represented 35.24% of the net assets of the fund. This amount includes $693,486,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

[3]

Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $58,520,000, which represented 2.97% of the net assets of the fund.

Key to abbreviation

ADR = American Depositary Receipts

See Notes to Financial Statements

American Funds Insurance Series

Growth-Income Fund	unaudited

Summary investment portfolio June 30, 2012

Largest individual equity securities	Percent of net assets

Apple	3.20%

Philip Morris International	2.65

Microsoft	2.50

Royal Dutch Shell	2.17

AT&T	1.95

Oracle	1.83

Comcast	1.81

Home Depot	1.78

Gilead Sciences	1.68

CSX	1.56

Common stocks — 88.70%

	Shares	Value (000)	Percent of net assets

Information technology — 15.73%

Apple Inc.[1]	1,285,000	$750,440	3.20%

Microsoft Corp.	19,158,400	586,055	2.50

Oracle Corp.	14,435,000	428,720	1.83

Intel Corp.	10,011,900	266,817	1.14

Yahoo! Inc.[1]	13,774,400	218,049.93

Computer Sciences Corp.[2]	8,034,513	199,417.85

Texas Instruments Inc.	5,825,000	167,119.71

Other securities		1,072,982	4.57

		3,689,599	15.73

Consumer discretionary — 14.38%

Comcast Corp., Class A	12,305,507	393,407	1.81
Comcast Corp., Class A, special nonvoting shares	1,000,000	31,400

Home Depot, Inc.	7,875,000	417,296	1.78

Amazon.com, Inc.[1]	1,490,000	340,241	1.45

News Corp., Class A	14,500,200	323,209	1.38

Time Warner Cable Inc.	3,597,601	295,363	1.26

Time Warner Inc.	6,756,667	260,132	1.11

Mattel, Inc.	7,000,000	227,080.97

General Motors Co.[1]	7,796,330	153,744.65

Other securities		930,976	3.97

		3,372,848	14.38

Health care — 11.22%

Gilead Sciences, Inc.[1]	7,701,000	394,907	1.68

Amgen Inc.	3,990,400	291,459	1.24

Abbott Laboratories	4,095,000	264,005	1.13

Edwards Lifesciences Corp.[1]	2,250,000	232,425.99

Alexion Pharmaceuticals, Inc.[1]	2,340,000	232,362.99

Biogen Idec Inc.[1]	1,528,000	220,612.94

Merck & Co., Inc.	4,603,090	192,179.82

Other securities		803,982	3.43

		2,631,931	11.22

Industrials — 11.03%

CSX Corp.	16,332,669	365,198	1.56

United Parcel Service, Inc., Class B	2,726,400	214,731.92

United Technologies Corp.	2,806,400	211,967.90

General Electric Co.	9,200,000	191,728.82

General Dynamics Corp.	2,707,000	178,554.76

Precision Castparts Corp.	1,047,710	172,338.73

Union Pacific Corp.	1,382,974	165,003.70

3M Co.	1,706,000	152,858.65

Norfolk Southern Corp.	2,109,687	151,412.65

Other securities		782,991	3.34

		2,586,780	11.03

American Funds Insurance Series

Growth-Income Fund

Common stocks	Shares	Value (000)	Percent of net assets

Energy — 9.11%

Royal Dutch Shell PLC, Class A (ADR)	4,185,000	$282,195	2.17%
Royal Dutch Shell PLC, Class B (ADR)	1,652,391	115,552
Royal Dutch Shell PLC, Class B3	3,219,816	112,372

Schlumberger Ltd.	4,690,000	304,428	1.30

Chevron Corp.	2,376,200	250,689	1.07

Apache Corp.	2,762,000	242,752	1.03

EOG Resources, Inc.	2,313,353	208,456.89

Baker Hughes Inc.	3,870,000	159,057.68

Other securities		462,341	1.97

		2,137,842	9.11

Consumer staples — 7.82%

Philip Morris International Inc.	7,114,500	620,811	2.65

Kraft Foods Inc., Class A	5,932,447	229,111.98

Coca-Cola Co.	2,667,700	208,588.89

CVS/Caremark Corp.	3,000,000	140,190.59

Other securities		635,876	2.71

		1,834,576	7.82

Financials — 5.75%

State Street Corp.	4,221,000	188,425.80

Other securities		1,159,711	4.95

		1,348,136	5.75

Materials — 4.71%

Dow Chemical Co.	11,009,100	346,787	1.48

Other securities		758,552	3.23

		1,105,339	4.71

Telecommunication services — 4.45%

AT&T Inc.	12,850,000	458,231	1.95

Crown Castle International Corp.[1]	2,948,600	172,965.74

Other securities		412,720	1.76

		1,043,916	4.45

Utilities — 1.17%

Other securities		274,909	1.17

Miscellaneous — 3.33%

Other common stocks in initial period of acquisition		781,390	3.33

Total common stocks (cost: $16,339,938,000)		20,807,266	88.70

American Funds Insurance Series

Growth-Income Fund

Preferred securities — 0.07%	Value (000)	Percent of net assets
Miscellaneous — 0.07%

Other preferred securities in initial period of acquisition	$16,477.07%

Total preferred securities (cost: $15,000,000)	16,477.07

Rights & warrants — 0.01%

Other — 0.01%

Other securities	1,409.01

Total rights & warrants (cost: $10,039,000)	1,409.01

Convertible securities — 0.51%

Other — 0.34%

Other securities	80,305.34

Miscellaneous — 0.17%

Other convertible securities in initial period of acquisition	40,378.17

Total convertible securities (cost: $119,351,000)	120,683.51

Bonds, notes & other debt instruments — 0.36%

Other — 0.36%

Other securities	84,202.36

Total bonds, notes & other debt instruments (cost: $78,574,000)	84,202.36

American Funds Insurance Series

Growth-Income Fund

Short-term securities — 10.30%	Principal amount (000)	Value (000)	Percent of net assets

U.S. Treasury Bills 0.07%–0.147% due 7/19–11/15/2012	$564,700	$564,569	2.41%

Freddie Mac 0.07%–0.19% due 7/2/2012–4/1/2013	399,275	399,068	1.70

Fannie Mae 0.07%–0.15% due 7/16–12/5/2012	356,200	356,156	1.52

Federal Home Loan Bank 0.11%–0.20% due 7/6–12/20/2012	187,000	186,963.80

Coca-Cola Co. 0.13%–0.18% due 7/10–8/24/2012[4]	173,500	173,471.74

Merck & Co. Inc. 0.12% due 7/17–8/17/2012[4]	90,000	89,992.38

Abbott Laboratories 0.15%–0.17% due 9/5–9/17/2012[4]	70,800	70,780.30

Other securities		575,448	2.45

Total short-term securities (cost: $2,416,410,000)		2,416,447	10.30

Total investment securities (cost: $18,979,312,000)		23,446,484	99.95

Other assets less liabilities		10,872.05

Net assets		$23,457,356	100.00%

As permitted by U.S. Securities and Exchange Commission (“SEC”) regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. One of these securities (with a value of $6,765,000, at a cost of $6,000,000, and which represented .03% of the net assets of the fund) was acquired on 6/28/2012 through a private placement transaction exempt from registration under the Securities Act of 1933 which may subject it to legal or contractual restrictions on resale.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. The value of the fund’s affiliated-company holdings is shown in the summary investment portfolio. Further details on such holdings and related transactions during the six months ended June 30, 2012, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliate at 6/30/2012 (000)

Computer Sciences Corp.	—	8,034,513	—	8,034,513	$1,607	$199,417

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.
[2]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[3]

Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $1,209,910,000, which represented 5.16% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

[4]

Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $838,557,000, which represented 3.57% of the net assets of the fund.

Key to abbreviation
ADR = American Depositary Receipts

See Notes to Financial Statements

American Funds Insurance Series

International Growth and Income Fund	unaudited
Summary investment portfolio June 30, 2012

Largest individual equity securities	Percent of net assets

Philip Morris International	4.69%

British American Tobacco	3.77

SSE	2.83

BP	2.63

SingTel	2.15

Imperial Tobacco	2.01

NEXT	1.95

National Grid	1.85

H&M	1.63

Quanta Computer	1.63

Common stocks — 79.48%	Shares	Value (000)	Percent of net assets
Consumer staples — 14.54%

Philip Morris International Inc.	145,040	$12,656	4.69%

British American Tobacco PLC[1]	199,500	10,154	3.77

Imperial Tobacco Group PLC[1]	140,900	5,421	2.01

Koninklijke Ahold NV1	197,000	2,441.91

Nestlé SA1	36,750	2,192.81

Other securities		6,346	2.35

		39,210	14.54

Consumer discretionary — 10.32%

NEXT PLC[1]	105,000	5,265	1.95

H & M Hennes & Mauritz AB, Class B1	122,400	4,401	1.63

Isuzu Motors Ltd.[1]	788,000	4,213	1.56

Whitbread PLC[1]	62,500	1,994.74

Li & Fung Ltd.[1]	851,000	1,651.61

Honda Motor Co., Ltd.[1]	23,500	819.30

Other securities		9,507	3.53

		27,850	10.32

Telecommunication services — 9.38%

Singapore Telecommunications Ltd.[1]	2,222,000	5,810	2.15

Elisa Oyj, Class A1	167,000	3,362	1.25

China Communications Services Corp. Ltd., Class H1,2	6,504,800	3,225	1.20

OJSC Mobile TeleSystems (ADR)	117,000	2,012.75

Millicom International Cellular SA (SDR)[1]	19,300	1,821.67

Other securities		9,060	3.36

		25,290	9.38

Utilities — 8.45%

SSE PLC[1]	350,350	7,638	2.83

National Grid PLC[1]	471,700	4,993	1.85

GDF SUEZ[1]	152,016	3,627	1.35

PT Perusahaan Gas Negara (Persero) Tbk[1]	9,159,000	3,460	1.28

Other securities		3,086	1.14

		22,804	8.45

Industrials — 7.66%

Jardine Matheson Holdings Ltd.[1]	81,700	3,979	1.47

Legrand SA1	85,000	2,891	1.07

VINCI SA1	55,100	2,579.96

ASSA ABLOY AB, Class B1	76,000	2,125.79

Ryanair Holdings PLC (ADR)[2]	61,400	1,867.69

Siemens AG1	15,000	1,261.47

Other securities		5,967	2.21

		20,669	7.66

American Funds Insurance Series

International Growth and Income Fund

Common stocks	Shares	Value (000)	Percent of net assets
Financials — 7.03%

Link Real Estate Investment Trust[1]	990,000	$4,048	1.50%

Nordea Bank AB1	420,000	3,636	1.35

Canadian Imperial Bank of Commerce (CIBC)	27,000	1,900.70

Westfield Group[1]	151,500	1,476.55

Other securities		7,889	2.93

		18,949	7.03

Health care — 6.54%

Fresenius SE & Co. KGaA[1]	37,000	3,837	1.42

Mindray Medical International Ltd., Class A (ADR)	126,100	3,819	1.41

Novartis AG1	61,225	3,415	1.27

Sonic Healthcare Ltd.[1]	236,175	3,080	1.14

GlaxoSmithKline PLC[1]	85,600	1,941.72

Other securities		1,554.58

		17,646	6.54

Energy — 5.11%

BP PLC[1]	1,056,551	7,079	2.63

Royal Dutch Shell PLC, Class B1	125,000	4,362	1.62

PTT PCL[1]	162,000	1,657.61

Other securities		680.25

		13,778	5.11

Information technology — 5.08%

Quanta Computer Inc.[1]	1,633,020	4,396	1.63

HTC Corp.[1]	281,000	3,695	1.37

NetEase, Inc. (ADR)[2]	34,400	2,024.75

Other securities		3,575	1.33

		13,690	5.08

Materials — 4.77%

Svenska Cellulosa AB SCA, Class B1	238,800	3,586	1.33

Amcor Ltd.[1]	282,000	2,055.76

Other securities		7,219	2.68

		12,860	4.77

Miscellaneous — 0.60%

Other common stocks in initial period of acquisition		1,626.60

Total common stocks (cost: $198,293,000)		214,372	79.48

Bonds, notes & other debt instruments — 3.96%	Principal amount (000)
Bonds & notes of governments outside the U.S. — 1.59%

United Mexican States Government, Series M30, 10.00% 2036	MXN16,900	1,763.65

Other securities		2,538.94

		4,301	1.59

American Funds Insurance Series

International Growth and Income Fund

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)	Percent of net assets
Financials — 1.30%

WEA Finance LLC 4.625% 2021[3]	$3,085	$3,269	1.21%

Other securities		246.09

		3,515	1.30

Energy — 0.65%

Shell International Finance BV 5.50% 2040	420	548.20

Other securities		1,202.45

		1,750.65

Telecommunication services — 0.42%

MTS International Funding Ltd. 8.625% 2020[3]	979	1,125.42

Total bonds, notes & other debt instruments (cost: $9,969,000)		10,691	3.96

Short-term securities — 9.27%

Straight-A Funding LLC 0.18% due 9/25/2012[3]	6,500	6,497	2.41

Bank of Nova Scotia 0.08% due 7/2/2012	4,150	4,150	1.54

Siemens Capital Co. LLC 0.12% due 7/13/2012[3]	3,200	3,200	1.19

Freddie Mac 0.07% due 7/17/2012	2,700	2,700	1.00

Jupiter Securitization Co., LLC 0.17% due 7/17/2012[3]	2,500	2,500.93

Federal Home Loan Bank 0.12% due 8/1/2012	2,200	2,200.81

American Honda Finance Corp. 0.15% due 8/16/2012	2,000	1,999.74

Estée Lauder Companies Inc. 0.12% due 7/24/2012[3]	1,750	1,750.65

Total short-term securities (cost: $24,996,000)		24,996	9.27

Total investment securities (cost: $233,258,000)		250,059	92.71

Other assets less liabilities		19,651	7.29

Net assets		$269,710	100.00%

As permitted by U.S. Securities and Exchange Commission (“SEC”) regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]

Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $186,399,000, which represented 69.11% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

[2]	Security did not produce income during the last 12 months.
[3]

Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $18,076,000, which represented 6.70% of the net assets of the fund.

Key to abbreviations
ADR = American Depositary Receipts
SDR = Swedish Depositary Receipts
MXN = Mexican pesos

See Notes to Financial Statements

American Funds Insurance Series

Asset Allocation Fund	unaudited

Summary investment portfolio June 30, 2012

Largest individual equity securities	Percent of net assets

Comcast	2.15%

Merck	2.09

Oracle	2.05

Home Depot	1.89

Kinder Morgan	1.84

Johnson & Johnson	1.76

Gilead Sciences	1.59

Microsoft	1.56

Boeing	1.51

ACE	1.46

Common stocks — 74.07%	Shares	Value (000)	Percent of net assets
Financials — 10.32%

ACE Ltd.	2,320,000	$171,982	1.46%

American Tower Corp.	2,450,000	171,280	1.45

Goldman Sachs Group, Inc.	1,750,000	167,755	1.42

American Express Co.	2,600,000	151,346	1.28

JPMorgan Chase & Co.	2,500,000	89,325.76

Citigroup Inc.	2,750,000	75,377.64

Other securities		390,917	3.31

		1,217,982	10.32

Consumer discretionary — 10.21%

Comcast Corp., Class A	7,950,000	254,161	2.15

Home Depot, Inc.	4,200,000	222,558	1.89

McDonald’s Corp.	1,060,000	93,842.79

VF Corp.	700,000	93,415.79

Amazon.com, Inc.[1]	400,000	91,340.77

DIRECTV, Class A1	1,850,000	90,317.77

Other securities		359,480	3.05

		1,205,113	10.21

Health care — 10.12%

Merck & Co., Inc.	5,900,000	246,325	2.09

Johnson & Johnson	3,075,000	207,747	1.76

Gilead Sciences, Inc.[1]	3,650,000	187,172	1.59

Cardinal Health, Inc.	3,340,000	140,280	1.19

Baxter International Inc.	2,510,000	133,406	1.13

UnitedHealth Group Inc.	1,600,000	93,600.79

Bristol-Myers Squibb Co.	2,500,000	89,875.76

Other securities		95,177.81

		1,193,582	10.12

Information technology — 9.37%

Oracle Corp.	8,130,000	241,461	2.05

Microsoft Corp.	6,000,000	183,540	1.56

Apple Inc.[1]	210,000	122,640	1.04

ASML Holding NV (New York registered)	2,250,000	115,695.98

Texas Instruments Inc.	3,500,000	100,415.85

Other securities		342,020	2.89

		1,105,771	9.37

Energy — 8.94%

Kinder Morgan, Inc.	6,740,000	217,163	1.84

Chevron Corp.	1,525,000	160,887	1.37

Other securities		676,413	5.73

		1,054,463	8.94

American Funds Insurance Series

Asset Allocation Fund

Common stocks	Shares	Value (000)	Percent of net assets
Industrials — 6.79%

Boeing Co.	2,400,000	$178,320	1.51%

General Electric Co.	6,050,000	126,082	1.07

Lockheed Martin Corp.	1,300,000	113,204.96

Parker Hannifin Corp.	1,000,000	76,880.65

Other securities		306,568	2.60

		801,054	6.79

Materials — 5.46%

FMC Corp.	2,500,000	133,700	1.13

Dow Chemical Co.	4,080,000	128,520	1.09

LyondellBasell Industries NV, Class A	2,500,000	100,675.86

Rio Tinto PLC[2]	1,681,753	80,320.68

Other securities		200,496	1.70

		643,711	5.46

Consumer staples — 4.48%

Unilever NV (New York registered)	2,930,000	97,715.83

Coca-Cola Co.	1,000,000	78,190.66

Philip Morris International Inc.	870,000	75,916.64

Nestlé SA (ADR)	1,250,000	74,675.63

Other securities		202,255	1.72

		528,751	4.48

Utilities — 3.24%

PG&E Corp.	2,785,000	126,077	1.07

Edison International	1,980,000	91,476.78

FirstEnergy Corp.	1,715,000	84,361.71

Exelon Corp.	2,120,000	79,754.68

		381,668	3.24

Telecommunication services — 0.88%

AT&T Inc.	2,900,000	103,414.88

Miscellaneous — 4.26%

Other common stocks in initial period of acquisition		503,017	4.26

Total common stocks (cost: $7,007,408,000)		8,738,526	74.07

American Funds Insurance Series

Asset Allocation Fund

Rights & warrants — 0.01%		Value (000)	Percent of net assets
Consumer discretionary — 0.01%

Other securities		$1,432.01%

Total rights & warrants (cost: $432,000)		1,432.01

Convertible securities — 0.03%

Consumer discretionary — 0.03%

Other securities		3,289.03

Total convertible securities (cost: $1,973,000)		3,289.03

Bonds, notes & other debt instruments — 22.13%	Principal amount (000)
Mortgage-backed obligations[3] — 7.28%

Fannie Mae:
3.50% 2042	$82,483	86,736	5.87
4.50% 2042	88,000	94,435
6.00% 2042	85,000	93,407
0%–7.50% 2021–2047	391,556	418,387

Freddie Mac 2.086%–6.955% 2019–2041[4]	63,067	67,798.58

Other securities		98,149.83

		858,912	7.28

Bonds & notes of U.S. government & government agencies — 6.57%

U.S. Treasury:
1.375% 2013	89,458	90,344	6.15
0.75%–7.25% 2013–2041[5]	542,082	635,628

Freddie Mac 1.00%–1.75% 2015–2017	32,000	32,815.28

Fannie Mae 6.25% 2029	9,575	13,779.12

Other securities		3,044.02

		775,610	6.57

Financials — 1.43%

Murray Street Investment Trust I 4.647% 2017	5,000	5,017.04

American Tower Corp. 4.625% 2015	3,595	3,808.03

Other securities		160,421	1.36

		169,246	1.43

Health care — 1.42%

Cardinal Health, Inc. 5.80% 2016	4,500	5,216.04

Gilead Sciences, Inc. 3.05% 2016	4,300	4,546.04

Other securities		157,183	1.34

		166,945	1.42

Industrials — 1.17%

General Electric Capital Corp. 4.65% 2021	3,000	3,341.03

Other securities		134,958	1.14

		138,299	1.17

American Funds Insurance Series

Asset Allocation Fund

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)	Percent of net assets
Consumer discretionary — 1.03%

Comcast Corp. 5.65%–6.95% 2035–2037	$6,875	$8,581.07%

Other securities		112,770.96

		121,351	1.03

Other — 3.23%

Other securities		380,268	3.23

Total bonds, notes & other debt instruments (cost: $2,521,860,000)		2,610,631	22.13

Short-term securities — 6.58%

Freddie Mac 0.08%–0.18% due 7/2/2012–3/15/2013	138,177	138,043	1.17

U.S. Treasury Bills 0.075%–0.147% due 7/26–12/6/2012	106,650	106,626.90

Federal Home Loan Bank 0.11%–0.17% due 7/6–11/14/2012	103,250	103,234.88

Coca-Cola Co. 0.14%–0.17% due 7/20–8/9/2012[6]	74,300	74,291.63

Fannie Mae 0.09%–0.11% due 8/1–8/28/2012	48,600	48,593.41

Merck & Co. Inc. 0.15% due 7/9/2012[6]	24,000	24,000.20

Johnson & Johnson 0.17% due 11/1/2012[6]	23,200	23,184.20

Other securities		258,771	2.19

Total short-term securities (cost: $776,752,000)		776,742	6.58

Total investment securities (cost: $10,308,425,000)		12,130,620	102.82

Other assets less liabilities		(332,648)	(2.82)

Net assets		$11,797,972	100.00%

As permitted by U.S. Securities and Exchange Commission (“SEC”) regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. Some of these securities (with an aggregate value of $6,657,000, an aggregate cost of $7,631,000, and which represented .06% of the net assets of the fund) were acquired from 4/30/2010 to 3/15/2012 through private placement transactions exempt from registration under the Securities Act of 1933 which may subject them to legal or contractual restrictions on resale.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.
[2]

Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $487,764,000, which represented 4.13% of the net assets of the fund. This amount includes $480,798,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Coupon rate may change periodically.
[5]	Index-linked bond whose principal amount moves with a government price index.
[6]

Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $685,266,000, which represented 5.81% of the net assets of the fund.

Key to abbreviation
ADR = American Depositary Receipts

See Notes to Financial Statements

American Funds Insurance Series

Global Balanced Fund	unaudited

Summary investment portfolio June 30, 2012

Largest individual equity securities	Percent of net assets

General Electric	1.51%

Merck	1.48

Bristol-Myers Squibb	1.37

Taiwan Semiconductor Manufacturing	1.29

Royal Dutch Shell	1.19

U.S. Treasury	5.03

Fannie Mae	4.43

Japanese Government	3.52

German Government	2.20

United Mexican States Government	1.54

Common stocks — 55.71%	Shares	Value (000)	Percent of net assets
Industrials — 8.03%

General Electric Co.	94,200	$1,963	1.51%

Siemens AG1	15,515	1,304	1.00

Schneider Electric SA1	17,600	981.75

Keppel Corp. Ltd.[1]	112,000	918.70

Atlas Copco AB, Class B1	42,900	820.63

Aggreko PLC[1]	24,100	784.60

Other securities		3,703	2.84

		10,473	8.03

Consumer discretionary — 7.72%

SES SA, Class A (FDR)[1]	64,500	1,525	1.17

Amazon.com, Inc.[2]	5,730	1,309	1.00

Truworths International Ltd.[1]	92,760	1,017.78

Daimler AG1	18,020	810.62

Honda Motor Co., Ltd.[1]	9,700	338.26

Other securities		5,070	3.89

		10,069	7.72

Consumer staples — 6.54%

Nestlé SA1	26,040	1,553	1.19

Anheuser-Busch InBev NV (ADR)	8,750	697	1.03
Anheuser-Busch InBev NV1	8,300	645

Procter & Gamble Co.	20,350	1,247.96

Unilever PLC[1]	30,150	1,013.78

PepsiCo, Inc.	11,000	777.59

Other securities		2,595	1.99

		8,527	6.54

Energy — 6.42%

Royal Dutch Shell PLC, Class B1	44,520	1,554	1.19

Chevron Corp.	12,930	1,364	1.05

Husky Energy Inc.	54,450	1,361	1.04

Enbridge Inc. (CAD denominated)	15,042	601.78
Enbridge Inc.	10,500	419

Other securities		3,080	2.36

		8,379	6.42

Information technology — 6.15%

Taiwan Semiconductor Manufacturing Co. Ltd.[1,2]	614,000	1,680	1.29

Oracle Corp.	44,020	1,307	1.00

ASML Holding NV1	15,500	790.61

Other securities		4,246	3.25

		8,023	6.15

American Funds Insurance Series

Global Balanced Fund

Common stocks	Shares	Value (000)	Percent of net assets
Health care — 5.77%

Merck & Co., Inc.	46,220	$1,930	1.48%

Bristol-Myers Squibb Co.	49,810	1,791	1.37

Novo Nordisk A/S, Class B1	6,000	868.66

Novartis AG1	7,660	427.33

Other securities		2,517	1.93

		7,533	5.77

Financials — 4.95%

Bank of Nova Scotia	3,600	186.14

Other securities		6,269	4.81

		6,455	4.95

Materials — 4.60%

Cliffs Natural Resources Inc.	20,500	1,010.77

MeadWestvaco Corp.	33,800	972.74

Other securities		4,026	3.09

		6,008	4.60

Telecommunication services — 4.01%

Verizon Communications Inc.	23,110	1,027.79

Advanced Info Service PCL[1]	150,100	876.67

Telstra Corp. Ltd.[1]	215,000	815.62

Other securities		2,517	1.93

		5,235	4.01

Utilities — 1.01%

Power Assets Holdings Ltd.[1]	124,000	931.71

Other securities		392.30

		1,323	1.01

Miscellaneous — 0.51%

Other common stocks in initial period of acquisition		671.51

Total common stocks (cost: $71,533,000)		72,696	55.71

Preferred securities — 0.12%

Financials — 0.12%

Other securities		159.12

Total preferred securities (cost: $150,000)		159.12

Convertible securities — 0.88%

Miscellaneous — 0.88%

Other convertible securities in initial period of acquisition		1,143.88

Total convertible securities (cost: $1,101,000)		1,143.88

American Funds Insurance Series

Global Balanced Fund

Bonds, notes & other debt instruments — 32.92%	Principal amount (000)	Value (000)	Percent of net assets

Bonds & notes of governments & government agencies outside the U.S. — 14.93%

Japanese Government:
Series 296, 1.50% 2018	¥155,000	$2,074
Series 310, 1.00% 2020	125,400	1,618	3.52%
1.30%–2.30% 2015–2035	67,500	899

German Government 2.25%–6.25% 2014–2042	€1,960	2,866	2.20

United Mexican States Government:
Series M10, 7.75% 2017	MXN9,500	809
3.50%–10.00% 2015–2040[3]	13,814	1,201	1.54

United Kingdom:
5.00% 2025	£450	934
			1.39
2.00%–4.75% 2013–2040	465	878
Singapore (Republic of) 1.625%–4.00% 2013–2021	S$1,725	1,502	1.15

Swedish Government 3.50%–5.00% 2015–2028[3]	SKr7,836	1,371	1.05

Other securities		5,329	4.08

		19,481	14.93

Corporate bonds & notes — 7.68%

Consumer staples — 0.80%
Anheuser-Busch InBev NV 0.827%–7.75% 2014–2019[4]	$235	255.20

Other securities		787.60

		1,042.80

Health care — 0.55%
Novartis Capital Corp. 2.90% 2015	50	53
			.06
Novartis Securities Investment Ltd. 5.125% 2019	25	30

Other securities		641.49

		724.55

Industrials — 0.47%
General Electric Capital Corp., 1.099%–7.125% 2014–2021[4]	380	393.30
Other securities		226.17
		619.47

Other corporate bonds & notes — 5.86%
Other securities		7,637	5.86

Total corporate bonds & notes		10,022	7.68

Mortgage-backed obligations[5] — 5.28%

Fannie Mae:
3.00% 2027	950	996
4.50% 2042	750	805	4.43
3.50%–6.00% 2027–2042	3,704	3,984
Freddie Mac 5.00% 2041	257	284.22

Other securities		823.63

		6,892	5.28

American Funds Insurance Series

Global Balanced Fund

Bonds, notes & other debt instruments
	Principal amount (000)	Value (000)	Percent of net assets
Bonds & notes of U.S. government — 5.03%

U.S. Treasury:
3.875% 2013	$750	$767
1.75% 2015	975	1,014
4.50% 2016	750	857	5.03%
4.625% 2040	560	776
1.25%–8.875% 2013–2042	2,828	3,155
		6,569	5.03

Total bonds, notes & other debt instruments (cost: $42,545,000)		42,964	32.92

Short-term securities — 12.80%

Federal Home Loan Bank 0.07%–0.15% due 7/6–11/26/2012	4,700	4,699	3.60
Scotiabank Inc. 0.16% due 7/5/2012[6]	1,500	1,500	1.99
Bank of Nova Scotia 0.08% due 7/2/2012	1,100	1,100
Novartis Securities Investment Ltd. 0.16% due 8/7/2012[6]	2,300	2,299	1.76
Victory Receivables Corp. 0.20% due 7/20/2012[6]	1,700	1,700	1.30
Freddie Mac 0.10% due 10/1/2012	1,700	1,699	1.30
American Honda Finance Corp. 0.15% due 8/16/2012	1,200	1,200.92
Wal-Mart Stores, Inc. 0.12% due 7/18/2012[6]	1,000	1,000.77
Estée Lauder Companies Inc. 0.12% due 7/24/2012[6]	1,000	1,000.77
Other securities		500.39

Total short-term securities (cost: $16,697,000)		16,697	12.80

Total investment securities (cost: $132,026,000)		133,659	102.43
Other assets less liabilities		(3,166)	(2.43)

Net assets		$130,493	100.00%

As permitted by U.S. Securities and Exchange Commission (“SEC”) regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

American Funds Insurance Series

Global Balanced Fund

Forward currency contracts

The fund has entered into forward currency contracts to purchase or sell currencies as shown in the following table. The open forward currency contracts shown are generally indicative of the level of activity over the prior 12-month period.

					Unrealized (depreciation) appreciation at 6/30/2012 (000)
			Contract amount

			Receive	Deliver
	Settlement date	Counterparty	(000)	(000)

Purchases:
Japanese yen	7/11/2012	Barclays Bank PLC	¥25,111	$316	$(1)
Japanese yen	7/25/2012	Citibank	¥80,000	$998	3
Japanese yen	7/31/2012	HSBC Bank	¥11,565	$145	— [7]
Japanese yen	7/31/2012	HSBC Bank	¥24,243	$304	(1)
Japanese yen	7/31/2012	HSBC Bank	¥17,592	$221	(1)

					$— [7]

Sales:
Euros	7/11/2012	HSBC Bank	¥65,088	€650	$(8)
Euros	7/13/2012	Bank of New York Mellon	¥12,917	€130	(3)
Euros	8/3/2012	JPMorgan Chase	¥10,103	€100	— [7]

					$(11)

Forward currency contracts – net					$(11)

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]

Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $38,046,000, which represented 29.16% of the net assets of the fund. This amount includes $37,783,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

[2]	Security did not produce income during the last 12 months.
[3]	Index-linked bond whose principal amount moves with a government price index.
[4]	Coupon rate may change periodically.
[5]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date
[6]

Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $9,948,000, which represented 7.62% of the net assets of the fund.

[7]	Amount less than one thousand.

Key to abbreviations and symbols

ADR = American Depositary Receipts
FDR = Fiduciary DepositaryReceipts
CAD = Canadian dollars
€ = Euros
£ = British pounds
¥ = Japanese yen
MXN = Mexican pesos
SKr = Swedish kronor
S$ = Singapore dollars

See Notes to FinancialStatements

American Funds Insurance Series

Bond Fund	unaudited

Summary investment portfolio June 30, 2012

Largest holdings by issuer	Percent of net assets

Fannie Mae	32.05%

U.S. Treasury	20.35

Freddie Mac	5.04

United Mexican States Government	1.03

Federal Home Loan Bank	1.02

Government National Mortgage Assn.	.79

J.P. Morgan Chase Commercial Mortgage Securities Trust	.50

Enbridge Energy Partners	.50

Japanese Government	.45

Prologis	.44

Bonds, notes & other debt instruments — 96.22%	Principal amount (000)	Value (000)	Percent of net assets
Mortgage-backed obligations[1] — 39.56%

Fannie Mae:
3.00% 2027[2]	$190,500	$199,668	31.53%
3.00% 2027	68,887	72,328
3.50% 2027[2]	174,555	184,483
5.00% 2036	65,978	71,772
5.00% 2038	41,484	45,129
6.00% 2038	95,227	105,003
6.00% 2038	68,156	75,118
6.00% 2039	44,185	48,699
4.00% 2041	53,901	57,508
4.00% 2041	49,929	53,255
4.00% 2041	42,609	45,460
3.50% 2042[2]	261,515	274,999
3.50% 2042	141,586	149,569
3.50% 2042	50,050	52,809
3.50% 2042	49,557	52,583
3.50% 2042	37,600	39,673
3.50% 2042	37,500	39,567
6.00% 2042[2]	107,627	118,272
6.00% 2042[2]	107,170	117,787
2.894%–9.719% 2023–2042[2,3]	971,104	1,055,025

Freddie Mac:
5.50% 2038	80,160	87,237	3.64
5.50% 2038	36,897	40,120
0%–5.639% 2018–2041[3]	185,353	202,798

Government National Mortgage Assn. 3.50% 2042[2]	48,598	51,962.57

J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP8, Class A-4, 5.399% 2045	40,209	45,765.50

Other securities		300,671	3.32

		3,587,260	39.56

Bonds & notes of U.S. government & government agencies — 24.15%

U.S. Treasury:
1.125% 2013	161,048	162,387	20.35
1.25% 2014	177,271	179,930
2.125% 2015	42,250	44,617
0.125% 2016[4]	37,783	39,373
0.875% 2016	59,165	59,773
1.00% 2016	66,200	67,261
7.50% 2016	35,000	45,301
1.00% 2017	181,635	184,200
8.75% 2017	75,000	103,823
8.75% 2020	40,000	63,133
2.00% 2022	147,415	152,493
3.75% 2041	181,701	219,418
0.125%–8.75% 2013–2042[4]	446,755	523,263

Freddie Mac:
2.125% 2012	50,000	50,223	1.40
0.375%–5.00% 2013–2014	75,000	76,364

Federal Home Loan Bank 1.00%–5.50% 2013–2017	88,940	92,755	1.02

Fannie Mae 0.50%–5.375% 2013–2016	45,280	46,822.52

Other securities		78,570.86

		2,189,706	24.15

American Funds Insurance Series

Bond Fund

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)	Percent of net assets
Bonds & notes of governments & government agencies outside the U.S. — 3.98%

United Mexican States Government:
Global 5.95%–6.375% 2013–2040	$15,350	$18,899	1.03%
6.25%–9.50% 2014–2017	MXN914,500	74,828

Other securities		266,818	2.95

		360,545	3.98

Industrials — 2.94%

General Electric Capital Corp. 0.736%–3.35% 2016–2018[3]	$20,750	21,525.24

Other securities		245,434	2.70

		266,959	2.94

Consumer staples — 1.93%

Coca-Cola Co. 1.50%–3.15% 2015–2020	14,395	15,045.17

Wal-Mart Stores, Inc. 5.80% 2018	7,395	9,129.10

Other securities		150,550	1.66

		174,724	1.93

Other — 23.66%

Other securities		2,145,693	23.66

Total bonds, notes & other debt instruments (cost: $8,369,546,000)		8,724,887	96.22

Preferred securities — 0.01%

Financials — 0.01%

Other securities		1,038.01

Total preferred securities (cost: $785,000)		1,038.01

Common stocks — 0.01%

Consumer discretionary — 0.01%

Other securities		510.01

Total common stocks (cost: $1,027,000)		510.01

American Funds Insurance Series

Bond Fund

Short-term securities — 18.69%	Principal amount (000)	Value (000)	Percent of net assets

U.S. Treasury Bills 0.06%–0.141% due 7/19–12/6/2012	$419,800	$419,749	4.63%

Federal Home Loan Bank 0.07%–0.18% due 7/2/2012–2/26/2013	232,000	231,904	2.56

Freddie Mac 0.05%–0.13% due 7/9–10/16/2012	155,500	155,477	1.72

Bank of New York Mellon Corp. 0.11% due 7/23/2012[5]	125,000	124,991	1.38

Wal-Mart Stores, Inc. 0.12%–0.14% due 7/23–8/6/2012[5]	99,252	99,243	1.09

Coca-Cola Co. 0.11%–0.15% due 7/11–8/22/2012[5]	84,700	84,691.93

General Electric Capital Corp. 0.14% due 7/10/2012	75,000	74,997.83

Chevron Corp. 0.09% due 7/23/2012[5]	60,900	60,896.67

National Rural Utilities Cooperative Finance Corp. 0.14%–0.15% due 7/23–7/30/2012	55,950	55,945.62

Fannie Mae 0.07%–0.13% due 7/16–10/1/2012	55,700	55,689.61

NetJets Inc. 0.13%–0.14% due 7/9–7/23/2012[5]	54,200	54,195.60

Paccar Financial Corp. 0.12%–0.15% due 7/10–7/23/2012	53,000	52,997.58

Procter & Gamble Co. 0.13% due 7/18/2012[5]	50,000	49,997.55

Straight-A Funding LLC 0.16%–0.17% due 7/20–9/4/2012[5]	44,300	44,288.49

Other securities		129,676	1.43

Total short-term securities (cost: $1,694,726,000)		1,694,735	18.69

Total investment securities (cost: $10,066,084,000)		10,421,170	114.93

Other assets less liabilities		(1,353,645)	(14.93)

Net assets		$9,067,525	100.00%

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio, including securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $3,698,000, which represented .04% of the net assets of the fund. Some of these securities (with an aggregate value of $9,722,000, an aggregate cost of $8,629,000, and which represented .11% of the net assets of the fund) were acquired from 7/17/2009 to 11/17/2010 through private placement transactions exempt from registration under the Securities Act of 1933 which may subject them to legal or contractual restrictions on resale.

American Funds Insurance Series

Bond Fund

Forward currency contracts

The fund has entered into forward currency contracts to sell currencies as shown in the following table. The open forward currency contracts shown are generally indicative of the level of activity over the prior 12-month period.

					Unrealized (depreciation) appreciation at 6/30/2012 (000)
			Contract amount

	Settlement date	Counterparty	Receive (000)	Deliver (000)

Sales:
Euros	7/20/2012	JPMorgan Chase	$8,483	€6,750	$(60)
Euros	7/23/2012	Citibank	$18,670	€14,700	64
Euros	7/25/2012	Bank of New York Mellon	$7,537	€6,000	(57)
Euros	7/25/2012	UBS AG	$6,309	€5,020	(45)
Euros	7/27/2012	JPMorgan Chase	$3,126	€2,500	(39)
Japanese yen	7/13/2012	UBS AG	$37,867	¥3,008,941	217
Mexican pesos	7/16/2012	UBS AG	$6,406	MXN89,980	(328)
Swedish kronor	7/16/2012	Barclays Bank PLC	$2,010	SKr14,267	(51)
Swedish kronor	7/23/2012	Barclays Bank PLC	$2,709	SKr18,881	(18)

					$(317)

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	A portion or all of the security purchased on a TBA basis.
[3]	Coupon rate may change periodically.
[4]	Index-linked bond whose principal amount moves with a government price index.
[5]

Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $1,363,074,000, which represented 15.03% of the net assets of the fund.

Key to abbreviations and symbols
TBA = To be announced
€ = Euros
¥ = Japanese yen
MXN = Mexican pesos
SKr = Swedish kronor

See Notes to Financial Statements

American Funds Insurance Series

Global Bond Fund	unaudited

Summary investment portfolio June 30, 2012

Largest holdings by issuer	Percent of net assets

Japanese Government	13.42%

Fannie Mae	11.16

U.S. Treasury	10.55

German Government	5.90

United Mexican States Government	3.74

Polish Government	3.52

South Korean Government	3.43

Swedish Government	3.08

United Kingdom Government	2.86

Hungarian Government	1.45

Bonds, notes & other debt instruments — 95.01%

	Principal amount (000)	Value (000)		Percent of net assets
Euros — 14.20%

German Government:
Series 154, 2.25% 2014	€19,120	US$	25,116
Series 159, 2.00% 2016	13,560		18,185
4.25% 2017	12,400		18,461	5.90%
6.25% 2030	7,400		14,720
1.50%–5.625% 2014–2042[1]	43,958		63,914

Netherlands Government Eurobond:
4.25% 2013	16,000		21,099	1.36
3.75%–4.50% 2017–2042	7,375		11,198

Austrian Government, Series 2, 4.65% 2018	19,150		28,058	1.18

Canadian Government 3.50% 2020	4,000		5,887.24

Hungarian Government 5.75%–6.00% 2018–2019	4,400		5,187.22

Wal-Mart Stores, Inc. 4.875% 2029	1,500		2,355.10

Other securities			123,659	5.20

			337,839	14.20

Japanese yen — 13.42%

Japanese Government:
Series 248, 0.70% 2013	¥1,120,000		14,070
Series 269, 1.30% 2015	4,685,000		60,505
Series 284, 1.70% 2016	3,883,500		51,887
Series 296, 1.50% 2018	971,600		13,002	13.42
Series 299, 1.30% 2019	5,198,550		68,852
Series 310, 1.00% 2020	6,186,400		79,813
Series 21, 2.30% 2035	1,330,000		18,282
1.20%–2.40% 2017–2038	953,200		12,806

			319,217	13.42

Mexican pesos — 3.65%

United Mexican States Government:
Series M, 6.25% 2016	MXN225,500		17,820
Series M10, 7.75% 2017	182,900		15,573	3.65
Series M30, 10.00% 2036	155,000		16,174
7.00%–9.50% 2014–2020	450,500		37,365

			86,932	3.65

South Korean won — 3.40%

South Korean Government:
Series 1303, 5.25% 2013	KRW37,450,190		33,136	3.40
3.50%–5.50% 2014–2031	52,714,300		47,847

			80,983	3.40

American Funds Insurance Series

Global Bond Fund

Bonds, notes & other debt instruments

	Principal amount (000)		Value (000)		Percent of net assets
Polish zloty — 3.28%

Polish Government:
Series 0414, 5.75% 2014		PLN105,450	US$	32,296
Series 1017, 5.25% 2017		129,105		39,619	3.28%
Series 1020, 5.25% 2020		20,000		6,084

				77,999	3.28

British pounds — 3.17%

United Kingdom:
3.75% 2021		£11,620		21,430
4.25% 2040		7,430		14,361	2.86
2.00%–5.00% 2014–2030		18,120		32,323

Wal-Mart Stores, Inc. 5.625% 2034		100		200.01

Other securities				7,000.30

				75,314	3.17

Swedish kronor — 3.08%

Swedish Government:
Series 1051, 3.75% 2017		SKr254,000		41,308
Series 105, 3.50% 2022		100,520		17,056	3.08
4.25%–6.75% 2014–2019		93,250		15,005

				73,369	3.08

Canadian dollars — 1.69%

Canadian Government 2.00%–4.50% 2014–2021	C$	19,935		21,345.90

Toronto-Dominion Bank 4.854% 2013		250		251.01

Other securities				18,608.78

				40,204	1.69

Norwegian kroner — 1.35%

Norwegian Government:
5.00% 2015		NKr 65,000		12,050	1.35
4.25% 2017		105,210		19,988

				32,038	1.35

Malaysian ringgits — 1.34%

Malaysian Government:
Series 0210, 4.012% 2017		MYR41,000		13,383	1.34
3.814%–5.094% 2014–2018		56,860		18,501

				31,884	1.34

Singapore dollars — 1.29%

Singapore (Republic of) 3.75% 2016	S$	33,885		30,570	1.29

Hungarian forints — 1.15%

Hungarian Government:
Series 17/B, 6.75% 2017		HUF4,051,710		17,358	1.15
Series 17/A, 6.75% 2017		2,350,000		10,026

				27,384	1.15

American Funds Insurance Series

Global Bond Fund

Bonds, notes & other debt instruments

	Principal amount (000)		Value (000)		Percent of net assets
Australian dollars — 0.71%

Queensland Treasury Corp., Series 15, 6.00% 2015	A$	12,000	US$	13,366.56%
Other securities				3,422.15
				16,788.71

U.S. dollars — 42.38%

Fannie Mae:
3.00% 2027[2]	US$	20,500		21,487
3.50% 2027[2]		13,140		13,887
4.00% 2041[2]		11,448		12,361
3.50% 2042[2]		37,610		39,549
3.50% 2042[2]		15,500		16,371	11.16
3.50% 2042[2]		14,485		15,284
3.50% 2042[2]		13,785		14,575
6.00% 2042[2]		20,760		22,813
2.894%–6.50% 2025–2042[2,3]		100,724		109,279

U.S. Treasury:
2.75% 2013		13,000		13,424
1.25% 2014		29,535		29,978
2.625% 2016		21,250		22,879
1.00% 2017		23,525		23,857
1.75% 2022		14,095		14,223	10.55
2.00% 2022		40,350		41,740
3.75% 2041		13,470		16,266
0.50%–6.00% 2013–2042[1]		80,417		88,642

Freddie Mac 0%–6.50% 2015–2041[2,3]		12,189		12,935.54

Polish Government 5.00%–6.375% 2019–2022		4,910		5,629.24

United Mexican States Government Global 5.95% 2019		1,660		2,032.09

Hungarian Government 6.25% 2020		1,975		1,934.08

Toronto-Dominion Bank 2.375% 2016		1,000		1,028.04

South Korean Government 5.75% 2014		700		755.03

Other securities				467,371	19.65

				1,008,299	42.38

Other currencies — 0.90%

Other securities				21,292.90

Total bonds, notes & other debt instruments (cost: $2,188,447,000)				2,260,112	95.01

American Funds Insurance Series

Global Bond Fund

Common stocks — 0.00%

			Value (000)			Percent of net assets
U.S. dollars — 0.00%

Other securities			US$	—	[4]	.00%

Total common stocks (cost: $0)				—	[4]	.00

Short-term securities — 10.06%

	Principal amount (000)

U.S. Treasury Bills 0.08%–0.141% due 7/26–11/8/2012	US$	47,800		47,783		2.01

British Columbia (Province of) 0.12% due 7/9/2012		40,800		40,799		1.71

American Honda Finance Corp. 0.15% due 8/16/2012		29,700		29,690		1.25

Wal-Mart Stores, Inc. 0.13% due 7/27/2012[5]		25,000		24,998		1.05

Private Export Funding Corp. 0.22% due 8/13/2012[5]		24,500		24,492		1.03

Freddie Mac 0.11% due 8/27/2012		24,000		23,997		1.01

Toronto-Dominion Holdings USA Inc. 0.15% due 7/27/2012[5]		22,900		22,897.96

Other securities				24,700		1.04

Total short-term securities (cost: $239,356,000)				239,356		10.06

Total investment securities (cost: $2,427,803,000)				2,499,468		105.07

Other assets less liabilities				(120,545)		(5.07)

Net assets			US$	2,378,923		100.00%

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio, including securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $393,000, which represented .02% of the net assets of the fund. One of these securities (with a value of less than $1,000, and which represented less than .01% of the net assets of the fund) was acquired on 4/30/2010 through a private placement transaction exempt from registration under the Securities Act of 1933 which may subject it to legal or contractual restrictions on resale.

American Funds Insurance Series

Global Bond Fund

Forward currency contracts

The fund has entered into forward currency contracts to purchase or sell currencies as shown in the following table. The average notional amount of open forward currency contracts was $321,480,000 over the prior 12-month period.

			Contract amount		Unrealized (depreciation) appreciation at 6/30/2012 (000)

			Receive (000)	Deliver (000)
	Settlement date	Counterparty

Purchases:
Japanese yen	7/11/2012	Bank of New York Mellon	¥4,000,000	$50,273	US$	(224)
Japanese yen	7/17/2012	Bank of New York Mellon	¥293,477	$3,697		(25)
Japanese yen	7/18/2012	UBS AG	¥341,432	$4,304		(31)
Japanese yen	7/25/2012	Citibank	¥1,001,752	$12,495		42
Japanese yen	8/3/2012	JPMorgan Chase	¥340,723	$4,270		(5)

					US$	(243)

Sales:
British pounds	8/2/2012	UBS AG	€15,950	£12,800	US$	146
Euros	7/17/2012	Bank of New York Mellon	¥530,185	€5,350		(137)
Euros	7/18/2012	UBS AG	$36,548	€29,000		(157)
Euros	7/20/2012	UBS AG	$1,093	€860		(8)
Euros	7/23/2012	Barclays Bank PLC	$7,150	€5,630		23
Euros	7/24/2012	JPMorgan Chase	$7,178	€5,650		27
Euros	7/25/2012	UBS AG	¥817,684	€8,120		(45)
Euros	7/25/2012	UBS AG	$19,844	€15,790		(143)
Euros	7/27/2012	JPMorgan Chase	$35,946	€28,750		(445)
Euros	7/31/2012	UBS AG	$7,124	€5,710		(104)
Euros	7/31/2012	HSBC Bank	$499	€400		(7)
Mexican pesos	7/9/2012	UBS AG	$3,615	MXN51,110		(212)
Mexican pesos	7/11/2012	UBS AG	$5,308	MXN75,990		(382)
Mexican pesos	7/16/2012	UBS AG	$3,501	MXN49,170		(179)
Mexican pesos	7/23/2012	HSBC Bank	$3,554	MXN48,930		(106)
Polish zloty	7/23/2012	HSBC Bank	$5,361	PLN17,960		(13)
Swedish kronor	7/16/2012	Barclays Bank PLC	$2,156	SKr15,303		(55)
Swedish kronor	7/23/2012	Barclays Bank PLC	$7,902	SKr55,062		(51)

					US$	(1,848)

Forward currency contracts – net					US$	(2,091)

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Index-linked bond whose principal amount moves with a government price index.
[2]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[3]	Coupon rate may change periodically.
[4]	Amount less than one thousand.
[5]

Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $210,714,000, which represented 8.86% of the net assets of the fund.

See Notes to Financial Statements

American Funds Insurance Series

High-Income Bond Fund	unaudited
Summary investment portfolio June 30, 2012

Largest holdings by issuer	Percent of net assets

First Data	2.95%

Sprint Nextel	2.85

Realogy	2.70

MGM Resorts International	2.38

Clearwire	1.82

Univision Communications	1.37

Revel Holdings	1.36

CIT Group	1.35

Frontier Communications	1.32

Boyd Gaming	1.28

Bonds, notes & other debt instruments — 90.62%	Principal amount (000)	Value (000)	Percent of net assets

Consumer discretionary — 21.00%

MGM Resorts International:
6.75% 2013[1]	$10,820	$11,131	2.38%
5.875% 2014[1]	10,080	10,382
6.625%–13.00% 2012–2022[1]	23,335	24,667

Univision Communications Inc.:
Term Loan B, 4.495% 2017[1,2,3]	21,564	20,457	1.37
8.50% 2021[1,4]	5,995	6,070

Revel Entertainment:
Term Loan B, 9.00% 2017[1,2,3]	18,925	16,197	1.29
12.00% 2018[1,5,6]	11,902	8,714

Boyd Gaming Corp.:
9.125% 2018	9,190	9,512	1.28
6.75%–9.00% 2014–2020[4]	15,400	15,310

EchoStar DBS Corp 7.125%–7.75% 2015–2016	2,000	2,218	1.20
DISH DBS Corp. 4.625%–7.875% 2017–2022[4]	20,190	20,936

Charter Communications, Inc. 13.50% 2016	122	137	1.01
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp.
7.25%–8.125% 2017–2020	13,775	15,120
CCO Holdings LLC and CCO Holdings Capital Corp. 7.00%–7.375% 2019–2020	4,000	4,378

Needle Merger Sub Corp. 8.125% 2019[4]	12,955	12,955.67

CityCenter Holdings, LLC and CityCenter Finance Corp. 7.625% 2016	11,950	12,667.66

Neiman Marcus Group, Inc., Term Loan B, 4.75% 2018[1,2,3]	11,540	11,433.59

Clear Channel Worldwide Holdings, Inc., Series B, 9.25% 2017	8,900	9,745.50

Other securities		194,720	10.05

		406,749	21.00

Telecommunication services — 11.45%

Nextel Communications, Inc.:
Series D, 7.375% 2015	20,630	20,759
5.95%–6.875% 2013–2014	9,515	9,577
Sprint Nextel Corp.:			2.85
8.375% 2017	9,250	9,527
6.00%–11.50% 2016–2021[4]	14,200	15,336

Clearwire Communications and Clearwire Finance, Inc.:
Series A, 12.00% 2015[4]	15,515	14,196
Series B, 12.00% 2015[4]	13,480	12,334	1.82
12.00%–14.75% 2016–2017[4]	10,385	8,722

Frontier Communications Corp.:
8.25% 2017	9,350	10,098	1.32
7.875%–9.25% 2015–2022	14,425	15,520

Cricket Communications, Inc.:
7.75% 2016	13,235	14,112	1.22
7.75%–10.00% 2015–2020	9,434	9,509

Wind Acquisition SA:
11.75% 2017[4]	17,118	13,908
7.25% 2018[4]	5,400	4,752	1.20
7.375% 2018	€4,075	4,461

LightSquared, Term Loan B, 12.00% 2014[2,3,6,7]	$17,291	11,780.61

Other securities		47,104	2.43

		221,695	11.45

American Funds Insurance Series

High-Income Bond Fund

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)	Percent of net assets

Industrials — 11.28%

CEVA Group PLC:
12.75% 2020[4]	$11,440	$10,439	1.16%
8.375%–11.625% 2016–2018[4]	12,170	12,081

Hawker Beechcraft Acquisition Co., LLC:
Debtor in Possession Delayed Draw, 9.75% 2012[1,2,3]	4,247	4,326
Letter of Credit, 2.361% 2014[1,2,3]	823	469
Term Loan B, 4.25% 2014[1,2,3]	25,990	14,815	1.16
Term Loan B, 10.75% 2014[1,2,3]	1,952	1,135
8.50%–9.75% 2015–2017[6,7]	11,033	1,772

Ply Gem Industries, Inc.:
13.125% 2014	5,635	5,734	1.16
8.25% 2018	16,910	16,656

Associated Materials, LLC and AMH New Finance, Inc. 9.125% 2017	19,055	17,102.88

DAE Aviation Holdings, Inc. 11.25% 2015[4]	10,871	11,251.58

Euramax International, Inc. 9.50% 2016	10,880	9,656.50

Other securities		113,069	5.84

		218,505	11.28

Financials — 10.39%

Realogy Corp.:
Term Loan B, 4.491% 2016[1,2,3]	16,963	16,070
Letter of Credit, 4.77% 2016[1,2,3]	1,290	1,222
Second Lien Term Loan A, 13.50% 2017[1,2,3]	18,315	18,832	2.70
7.875% 2019[1,4]	13,800	13,559
7.625%–9.00% 2020[1,4]	2,500	2,589

CIT Group Inc.:
Series C, 4.75% 2015[1,4]	11,365	11,678
5.00% 2017[1]	9,800	10,100	1.35
Series C, 5.50%–7.00% 2016–2019[1,4]	4,250	4,324

International Lease Finance Corp.:
4.875% 2015[1]	21,320	21,442	1.25
5.00%–8.625% 2012–2015[1]	2,490	2,712

Other securities		98,665	5.09

		201,193	10.39

Health care — 9.57%

Quintiles, Term Loan B, 5.00% 2018[1,2,3]	16,113	15,982.83

VWR Funding, Inc., Series B, 10.25% 2015[6]	15,402	15,942.82

inVentiv Health Inc. 10.00% 2018[4]	13,945	12,062.62

PTS Acquisition Corp. 9.50% 2015[6]	11,443	11,772.61

Bausch & Lomb Inc. 9.875% 2015	10,700	11,235.58

Tenet Healthcare Corp. 7.375% 2013	10,335	10,645.55

Other securities		107,744	5.56

		185,382	9.57

American Funds Insurance Series

High-Income Bond Fund

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)	Percent of net assets

Information technology — 7.49%

First Data Corp.:
11.25% 2016[1]	$15,395	$14,587
Term Loan D, 5.245% 2017[1,2,3]	6,737	6,438
12.625% 2021[1]	10,552	10,618	2.95%
8.75% 2022[1,4,6]	9,554	9,673
7.375%–10.55% 2015–2021[1,4,6]	15,668	15,891

SRA International, Inc.:
Term Loan B, 6.50% 2018[1,2,3]	14,502	14,090	1.14
11.00% 2019[1]	7,835	7,913

NXP BV and NXP Funding LLC 9.75% 2018[1,4]	8,475	9,704.50

Other securities		56,079	2.90

		144,993	7.49

Energy — 6.51%

NGPL PipeCo LLC 9.625% 2019[1,4]	13,650	14,674.76

Other securities		111,395	5.75

		126,069	6.51

Materials — 5.34%

Reynolds Group 7.125%–9.875% 2016–2019[4]	19,730	20,489	1.06

Georgia Gulf Corp. 9.00% 2017[4]	13,305	14,902.77

Inmet Mining Corp. 8.75% 2020[4]	10,980	10,925.57

Other securities		57,009	2.94

		103,325	5.34

Consumer staples — 3.20%

Rite Aid Corp. 10.25% 2019[1]	8,995	10,164.52

Other securities		51,870	2.68

		62,034	3.20

Other — 4.39%

Other securities		85,181	4.39

Total bonds, notes & other debt instruments (cost: $1,759,154,000)		1,755,126	90.62

American Funds Insurance Series

High-Income Bond Fund

Convertible securities — 0.15%		Value (000)	Percent of net assets
Other — 0.15%

Other securities		$2,898.15%

Total convertible securities (cost: $2,275,000)		2,898.15

Preferred securities — 0.49%

Financials — 0.49%

Other securities		9,455.49

Total preferred securities (cost: $8,161,000)		9,455.49

Common stocks — 0.36%

Other — 0.36%

Other securities		6,979.36

Total common stocks (cost: $6,496,000)		6,979.36

Rights & warrants — 0.08%

	Shares
Consumer discretionary — 0.08%

Revel Holdings, Inc., warrants, expire 2021[5,8,9]	5,250	1,312.07

Other securities		196.01
Total rights & warrants (cost: $164,000)		1,508.08

Short-term securities — 6.39%	Principal amount (000)

Variable Funding Capital Company LLC 0.25% due 7/2/2012[4]	$27,700	27,700	1.43

Coca-Cola Co. 0.19% due 8/20/2012[4]	21,500	21,495	1.11

Regents of the University of California 0.28% due 10/10/2012	20,000	19,984	1.03

Wal-Mart Stores, Inc. 0.13% due 7/30/2012[4]	17,700	17,698.91

U.S. Treasury Bill 0.12% due 11/15/2012	12,800	12,794.66

Estée Lauder Companies Inc. 0.12% due 7/24/2012[4]	10,000	9,999.52

Other securities		14,199.73

Total short-term securities (cost: $123,868,000)		123,869	6.39

Total investment securities (cost: $1,900,118,000)		1,899,835	98.09

Other assets less liabilities		37,003	1.91

Net assets		$1,936,838	100.00%

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

American Funds Insurance Series

High-Income Bond Fund

Forward currency contracts

The fund has entered into forward currency contracts to sell currencies as shown in the following table. The open forward currency contracts shown are generally indicative of the level of activity over the prior 12-month period.

					Unrealized depreciation at 6/30/2012 (000
			Contract amount

			Receive	Deliver
	Settlement date	Counterparty	(000)	(000))

Sales:
Euros	7/9/2012	HSBC Bank	$591	€475	$(11)
Euros	7/18/2012	JPMorgan Chase	$3,654	€2,900	(16)
Euros	7/25/2012	Bank of New York Mellon	$5,025	€4,000	(38)

					$(65)

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Coupon rate may change periodically.
[2]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[3]

Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans, including those in “Other securities,” was $235,767,000, which represented 12.17% of the net assets of the fund.

[4]

Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $613,532,000, which represented 31.68% of the net assets of the fund.

[5]

Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

	Acquisition date(s	)	Cost (000)	Value (000)	Percent of net assets

Revel Entertainment 12.00% 2018	2/15/2011–3/15/2012		$11,456		$8,714.45%

Revel Holdings, Inc., warrants, expire 2021	2/15/2011		—		1,312.07

Other restricted securities			4,131		3,752.19

Total restricted securities			$15,587		$13,778.71%

[6]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[7]	Scheduled interest and/or principal payment was not received.
[8]

Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $11,234,000, which represented .58% of the net assets of the fund.

[9]	Security did not produce income during the last 12 months.

Key to symbol
€ = Euros

See Notes to Financial Statements

American Funds Insurance Series

Mortgage Fund	unaudited

Investment portfolio June 30, 2012

Bonds, notes & other debt instruments — 85.44%	Principal amount (000)	Value (000)	Percent of net assets
Mortgage-backed obligations — 74.37%

Federal agency mortgage-backed obligations[1] — 70.88%

Government National Mortgage Assn. 6.00% 2034	$1,122	$1,244
Government National Mortgage Assn. 5.00% 2035	1,438	1,565
Government National Mortgage Assn. 5.50% 2035	2,267	2,490
Government National Mortgage Assn. 6.00% 2035	886	981
Government National Mortgage Assn. 4.00% 2039	1,244	1,336
Government National Mortgage Assn. 5.50% 2039	6,807	7,477
Government National Mortgage Assn. 5.50% 2039	3,105	3,410
Government National Mortgage Assn. 4.00% 2040	586	629	30.14%
Government National Mortgage Assn. 4.50% 2041	450	493
Government National Mortgage Assn. 5.00% 2041	2,889	3,094
Government National Mortgage Assn. 5.00% 2041	2,685	2,922
Government National Mortgage Assn. 6.50% 2041	2,975	3,408
Government National Mortgage Assn. 3.50% 2042[2]	1,125	1,203
Government National Mortgage Assn. 3.50% 2042[2]	950	1,016
Government National Mortgage Assn. 4.00% 2042[2]	3,400	3,714

Freddie Mac 3.00% 2026	289	303
Freddie Mac 3.00% 2027[2]	1,450	1,517
Freddie Mac 5.00% 2038	1,254	1,350
Freddie Mac 5.50% 2038	550	598
Freddie Mac 5.50% 2038	164	178
Freddie Mac 3.817% 2039[3]	740	784
Freddie Mac 5.50% 2039	4,279	4,657
Freddie Mac 5.50% 2039	1,201	1,306
Freddie Mac 4.50% 2040	1,103	1,180
Freddie Mac 4.50% 2040	818	875
Freddie Mac 4.50% 2040	195	208
Freddie Mac 4.50% 2041	1,481	1,583	17.81
Freddie Mac 4.50% 2041	536	574
Freddie Mac 4.50% 2041	427	458
Freddie Mac 3.50% 2042[2]	1,050	1,102
Freddie Mac 4.00% 2042[2]	1,650	1,749
Freddie Mac 4.00% 2042	1,239	1,330
Freddie Mac, Series K501, Class A1, multifamily 1.337% 2016	99	100
Freddie Mac, Series K705, Class A2, multifamily 2.303% 2018	146	151
Freddie Mac, Series K706, Class A2, multifamily 2.323% 2018	200	207
Freddie Mac, Series K704, Class A2, multifamily 2.412% 2018	75	78
Freddie Mac, Series K709, Class A2, multifamily 2.086% 2019	125	128
Freddie Mac, Series K015, Class A1, multifamily 2.257% 2020	49	51
Freddie Mac, Series K017, Class A2, multifamily 2.873% 2021	200	209

Fannie Mae 3.00% 2027[2]	5,850	6,132
Fannie Mae 3.50% 2027[2]	1,300	1,374
Fannie Mae 5.00% 2036	484	526
Fannie Mae 5.00% 2038	83	90
Fannie Mae 3.537% 2040[3]	703	742
Fannie Mae 3.753% 2041[3]	677	716
Fannie Mae 4.00% 2041	450	480	13.63
Fannie Mae 3.50% 2042	1,294	1,368
Fannie Mae 4.50% 2042[2]	3,075	3,300
Fannie Mae 5.50% 2042[2]	600	655
Fannie Mae, Series 2012-M5, Class A1, multifamily 1.787% 2022	124	127
Fannie Mae, Series 2012-M2, Class A2, multifamily 2.717% 2022	200	207
Fannie Mae, Series 2012-M3, Class 1-A2, multifamily 3.044% 2022	100	106

Vendee Mortgage Trust, Series 2011-2, Class V, 3.75% 2028	6,386	7,072
Vendee Mortgage Trust, Series 2011-2, Class DA, 3.75% 2033	241	262	8.47
Vendee Mortgage Trust, Series 2010-1, Class DA, 4.25% 2035	2,194	2,491

FDIC Structured Sale Guaranteed Notes, Series 2010-S1, Class 1-A, 0.789% 2048[3,4]	958	960.83

		82,266	70.88

American Funds Insurance Series

Mortgage Fund

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)	Percent of net assets

Other mortgage-backed securities[1] — 3.49%

Bank of Nova Scotia 1.25% 2014[4]	$200	$203.52%
Bank of Nova Scotia 1.75% 2017[4]	200	198
Bank of Nova Scotia 1.95% 2017[4]	200	206

Bank of Montreal 1.30% 2014[4]	250	254.44
Bank of Montreal 1.95% 2017[4]	250	258

UBS AG 1.875% 2015[4]	200	202.35
UBS AG 2.25% 2017[4]	200	201

National Bank of Canada 2.20% 2016[4]	250	261.22

Australia & New Zealand Banking Group Ltd. 2.40% 2016[4]	250	256.22

Commonwealth Bank of Australia 2.25% 2017[4]	250	254.22

Caisse Centrale Desjardins 1.60% 2017[4]	250	253.22

Barclays Bank PLC 2.25% 2017[4]	250	250.22

Westpac Banking Corp. 2.45% 2016[4]	200	206.18

Credit Suisse Group AG 2.60% 2016[4]	200	206.18

Swedbank Hypotek AB 2.125% 2016[4]	200	202.17

Nordea Eiendomskreditt AS 2.125% 2017[4]	200	202.17

Sparebank 1 Boligkreditt AS 2.30% 2017[4]	200	201.17

Northern Rock PLC 5.625% 2017[4]	125	137.12

Nationwide Building Society, Series 2007-2, 5.50% 2012[4]	100	100.09

		4,050	3.49

Total mortgage-backed obligations		86,316	74.37

Federal agency bonds & notes — 8.81%

Federal Home Loan Bank 1.875% 2013	7,425	7,543
Federal Home Loan Bank, Series 2816, 1.00% 2017	1,145	1,151	8.36
Federal Home Loan Bank 4.125% 2020	850	1,007

Freddie Mac 1.75% 2015	500	519.45

		10,220	8.81

U.S. Treasury bonds & notes — 2.26%

U.S. Treasury 0.50% 2013	1,300	1,304
U.S. Treasury 0.50% 2014	850	853	2.26
U.S. Treasury 8.00% 2021	300	471

		2,628	2.26

Total bonds, notes & other debt instruments (cost: $97,894,000)		99,164	85.44

American Funds Insurance Series

Mortgage Fund

Short-term securities — 33.43%	Principal amount (000)	Value (000)	Percent of net assets

Tennessee Valley Authority 0.08% due 8/2–8/9/2012	$4,800	$4,800	4.14%

U.S. Bank, N.A. 0.14% due 7/2/2012	3,500	3,500	3.02

Procter & Gamble Co. 0.10%–0.12% due 7/5–7/6/2012[4]	3,200	3,200	2.76

Coca-Cola Co. 0.13%–0.20% due 7/19–8/9/2012[4]	3,000	2,999	2.58

eBay Inc. 0.17% due 9/19/2012[4]	3,000	2,999	2.58

Jupiter Securitization Co., LLC 0.17% due 7/17/2012[4]	2,500	2,500	2.16

Pfizer Inc 0.11% due 7/11/2012[4]	2,300	2,300	1.98

NetJets Inc. 0.13% due 8/1/2012[4]	2,100	2,100	1.81

Estée Lauder Companies Inc. 0.12% due 7/24/2012[4]	2,000	2,000	1.72

Variable Funding Capital Company LLC 0.16% due 7/24/2012[4]	2,000	2,000	1.72

Paccar Financial Corp. 0.14%–0.16% due 7/20–7/25/2012	2,000	2,000	1.72

Texas Instruments Inc. 0.12% due 7/23/2012[4]	1,600	1,600	1.38

PepsiCo Inc. 0.12% due 8/14/2012[4]	1,400	1,400	1.21

National Rural Utilities Cooperative Finance Corp. 0.14% due 7/9/2012	1,300	1,300	1.12

Abbott Laboratories 0.16% due 9/10/2012[4]	1,106	1,105.95

Wal-Mart Stores, Inc. 0.11% due 7/9/2012[4]	1,000	1,000.86

Thunder Bay Funding, LLC 0.18% due 8/14/2012[4]	1,000	999.86

Federal Farm Credit Banks 0.15% due 10/18/2012	1,000	999.86

Total short-term securities (cost: $38,801,000)		38,801	33.43

Total investment securities (cost: $136,695,000)		137,965	118.87

Other assets less liabilities		(21,901)	(18.87)

Net assets		$116,064	100.00%

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	A portion or all of the security purchased on a TBA basis.
[3]	Coupon rate may change periodically.
[4]

Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $31,212,000, which represented 26.89% of the net assets of the fund.

Key to abbreviation
TBA = To be announced

See Notes to Financial Statements

American Funds Insurance Series

U.S. Government/AAA-Rated Securities Fund	unaudited

Summary investment portfolio June 30, 2012

Bonds, notes & other debt instruments — 89.58%	Principal amount (000)	Value (000)	Percent of net assets
Federal agency mortgage-backed obligations[1] — 56.08%

Fannie Mae:
3.00% 2027[2]	$266,452	$279,275
6.00% 2038	86,573	95,417
6.00% 2038	39,366	43,407
3.50% 2042[2]	136,475	143,512
4.00% 2042[2]	38,063	40,531	38.37%
4.50% 2042[2]	189,515	203,373
5.50% 2042[2]	65,220	71,151
6.00% 2042[2]	64,336	70,699
0%–11.379% 2012–2042[2,3]	491,098	530,438

Government National Mortgage Assn.:
3.50% 2042[2]	44,030	47,112
4.00% 2042[2]	32,575	35,588	8.36
3.00%–6.50% 2025–2058[2,3]	219,394	239,184

Freddie Mac:
5.50% 2038	50,534	54,948
4.00% 2041	34,153	36,311	7.56
0%–6.00% 2014–2041[2,3]	185,646	199,781

Vendee Mortgage Trust:
Series 2011-2, Class DA, 3.75% 2033	28,723	31,209	1.54
Series 2010-1, Class DA, 4.25% 2035	24,769	28,123

Other securities		9,787.25

		2,159,846	56.08

U.S. Treasury bonds & notes — 21.21%

U.S. Treasury:
1.375% 2012	35,090	35,248
1.125% 2013	84,233	84,933
1.375% 2013	37,550	37,827
2.125% 2015	40,000	42,241
11.25% 2015	50,680	64,993	21.21
2.50% 2017	35,500	38,556
1.75% 2022	33,190	33,492
3.875% 2040	30,322	37,381
4.625% 2040	40,285	55,801
0.75%–8.125% 2012–2042[4]	338,192	386,216

		816,688	21.21

Federal agency bonds & notes — 12.09%

Federal Home Loan Bank:
0.875% 2012	36,285	36,325
1.75% 2012	30,350	30,422
1.875% 2013	27,355	27,789	7.24
3.625% 2013	68,220	71,165
5.50% 2014	48,660	53,718
0.25%–4.125% 2012–2020	56,965	59,348

Freddie Mac 0.375%–2.375% 2014–2022	58,000	59,182	1.54

Fannie Mae:
0.75% 2013	37,750	37,935	1.15
0.50%–6.625% 2015–2030	5,400	6,247

Federal Farm Credit Banks, Consolidated Systemwide Designated Bonds, 1.625%–2.625% 2014	23,500	24,243.63

Other securities		59,422	1.53

		465,796	12.09

American Funds Insurance Series

U.S. Government/AAA-Rated Securities Fund

Bonds, notes & other debt instruments	Value (000)	Percent of net assets
Bonds & notes of government agencies outside the U.S. — 0.20%

Other securities	$7,561.20%
Total bonds, notes & other debt instruments (cost: $3,339,916,000)	3,449,891	89.58

Short-term securities — 36.72%	Principal amount (000)

Coca-Cola Co. 0.14%–0.22% due 8/1–10/9/2012[5]	$103,730	103,692	2.69

NetJets Inc. 0.13%–0.14% due 7/2–8/1/2012[5]	103,600	103,594	2.69

Google Inc. 0.11%–0.14% due 7/9–8/8/2012[5]	100,000	99,992	2.60

Emerson Electric Co. 0.13%–0.15% due 7/9–8/8/2012[5]	86,000	85,992	2.23

Abbott Laboratories 0.11%–0.20% due 7/11–9/5/2012[5]	84,000	83,988	2.18

Merck & Co. Inc. 0.12%–0.15% due 7/9–8/21/2012[5]	79,000	78,990	2.05

Paccar Financial Corp. 0.12%–0.16% due 7/2–7/31/2012	77,400	77,392	2.01

National Rural Utilities Cooperative Finance Corp. 0.12%–0.14% due 7/12–7/23/2012	75,700	75,694	1.96

Wells Fargo & Co. 0.18% due 9/24/2012	50,000	49,951	1.96
Variable Funding Capital Company LLC 0.16%–0.25% due 7/2–7/24/2012[5]	25,700	25,699

Straight-A Funding LLC 0.16%–0.18% due 7/19–9/4/2012[5]	71,200	71,182	1.85

Wal-Mart Stores, Inc. 0.12%–0.14% due 7/16–7/30/2012[5]	66,500	66,495	1.73

Pfizer Inc 0.12% due 7/19/2012[5]	60,000	59,996	1.56

eBay Inc. 0.17% due 9/19/2012[5]	60,000	59,976	1.56

Federal Farm Credit Banks 0.13%–0.15% due 11/13–12/26/2012	53,000	52,965	1.37

Texas Instruments Inc. 0.13% due 8/2/2012[5]	50,000	49,994	1.30

PepsiCo Inc. 0.12% due 8/14/2012[5]	50,000	49,990	1.30

Private Export Funding Corp. 0.14%–0.21% due 7/9–8/6/2012[5]	45,000	44,993	1.17

Procter & Gamble Co. 0.12%–0.13% due 7/6–7/10/2012[5]	41,700	41,699	1.08

Regents of the University of California 0.15% due 8/7/2012	35,000	34,994.91

John Deere Credit Ltd. 0.14%–0.15% due 7/6–7/11/2012[5]	30,700	30,699.80

Medtronic Inc. 0.17% due 10/25/2012[5]	30,000	29,975.78

Federal Home Loan Bank 0.11% due 7/20/2012	12,900	12,899.33

Other securities		23,457.61

Total short-term securities (cost: $1,414,340,000)		1,414,298	36.72

Total investment securities (cost: $4,754,256,000)		4,864,189	126.30

Other assets less liabilities		(1,013,049)	(26.30)

Net assets		$3,851,140	100.00%

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	A portion or all of the security purchased on a TBA basis.
[3]	Coupon rate may change periodically.
[4]	Index-linked bond whose principal amount moves with a government price index.
[5]

Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $1,099,978,000, which represented 28.56% of the net assets of the fund.

Key to abbreviation
TBA = To be announced

See Notes to Financial Statements

American Funds Insurance Series

Cash Management Fund	unaudited

Investment portfolio June 30, 2012

Short-term securities — 100.63%	Principal amount (000)	Value (000)	Percent of net assets
Commercial paper — 54.99%

Pfizer Inc 0.10% due 7/17/2012[1]	$20,800	$20,799	3.77%

National Rural Utilities Cooperative Finance Corp. 0.15% due 7/24/2012	20,000	19,998	3.63

Novartis Securities Investment Ltd. 0.15% due 8/2/2012[1]	20,000	19,997	3.63

Thunder Bay Funding, LLC 0.22% due 8/14/2012[1]	20,000	19,993	3.63

Medtronic Inc. 0.12% due 7/26/2012[1]	17,000	16,999	3.09

Paccar Financial Corp. 0.12%–0.13% due 7/11–7/25/2012	16,000	15,999	2.90

Province of Ontario 0.12% due 7/18/2012	16,000	15,999	2.90

Scotiabank Inc. 0.14%–0.145% due 7/9–7/10/2012[1]	14,400	14,400	2.61

Variable Funding Capital Company LLC 0.16% due 7/18–7/19/2012[1]	14,400	14,399	2.61

Emerson Electric Co. 0.12% due 7/2/2012[1]	14,000	14,000	2.54

NetJets Inc. 0.13% due 7/13/2012[1]	13,000	12,999	2.36

Toronto-Dominion Holdings USA Inc. 0.15% due 7/17/2012[1]	13,000	12,999	2.36

Roche Holdings, Inc. 0.11% due 7/9/2012[1]	12,000	12,000	2.18

Kimberly-Clark Worldwide Inc. 0.12% due 7/12/2012[1]	12,000	11,999	2.18

Wal-Mart Stores, Inc. 0.12% due 7/16/2012[1]	11,300	11,299	2.05

Regents of the University of California 0.15% due 8/16/2012	10,100	10,098	1.83

National Australia Funding (Delaware) Inc. 0.07% due 7/2/2012[1]	10,000	10,000	1.82

Nordea North America, Inc. 0.14% due 7/6/2012	10,000	10,000	1.82

Abbott Laboratories 0.12% due 7/11/2012[1]	10,000	10,000	1.82

Harvard University 0.13% due 7/20/2012	10,000	9,999	1.81

Commonwealth Bank of Australia 0.16% due 7/19/2012[1]	10,000	9,999	1.81

Estée Lauder Companies Inc. 0.13% due 7/17/2012[1]	5,000	5,000.91

BASF AG 0.17% due 7/2/2012[1]	4,000	4,000.73

		302,975	54.99

U.S. Treasuries — 27.34%

U.S. Treasury Bills 0.078%–0.145% due 8/2/2012–1/10/2013	150,700	150,651	27.34

Federal agency discount notes — 18.30%

Federal Home Loan Bank 0.08%–0.13% due 7/6–8/29/2012	68,500	68,495	12.43

Tennessee Valley Authority 0.09% due 7/12/2012	16,868	16,868	3.06

Freddie Mac 0.11% due 8/27/2012	9,500	9,499	1.72

Fannie Mae 0.10% due 8/20/2012	6,000	5,999	1.09

		100,861	18.30

Total investment securities (cost: $554,477,000)		554,487	100.63

Other assets less liabilities		(3,488)	(.63)

Net assets		$550,999	100.00%

[1]

Acquired in a transaction exempt from registration under section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $220,882,000, which represented 40.09% of the net assets of the fund.

See Notes to Financial Statements

American Funds Insurance Series

Financial statements

Statements of assets & liabilities at June 30, 2012

	Global Discovery Fund	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund

Assets:
Investment securities, at value:
Unaffiliated issuers	$246,562	$4,908,469	$3,256,940	$23,815,966	$8,616,932
Affiliated issuers	—	—	59,241	355,465	—
Cash denominated in currencies other than U.S. dollars	—	670	622	—	2,078
Cash	241	159	93	277	121
Unrealized appreciation on open forward currency contracts	—	—	—	—	703
Receivables for:
Sales of investments	1,754	24,689	76,968	86,985	9,410
Sales of fund’s shares	6	8,497	4,886	30,274	20,516
Closed forward currency contracts	—	—	—	—	—
Dividends and interest	324	11,297	3,927	26,217	33,045
Other assets	—	—	—	—	—

	248,887	4,953,781	3,402,677	24,315,184	8,682,805

Liabilities:
Unrealized depreciation on open forward currency contracts	—	—	28	—	1,108
Payables for:
Purchases of investments	600	2,391	15,587	88,224	1,085
Repurchases of fund’s shares	297	3,096	14,464	74,328	20,881
Closed forward currency contracts	—	—	—	—	—
Investment advisory services	115	2,084	1,917	6,341	3,399
Distribution services	43	711	499	3,400	1,030
Administrative services	2	39	27	195	69
Trustees’ deferred compensation	1	22	13	303	139
Non-U.S. taxes	—	39	—	—	—
Other	1	37	296	54	116

	1,059	8,419	32,831	172,845	27,827

Net assets at June 30, 2012 (total: $103,833,825)	$247,828	$4,945,362	$3,369,846	$24,142,339	$8,654,978

Investment securities, at cost:
Unaffiliated issuers	$211,475	$3,941,110	$3,034,380	$17,290,168	$7,788,430

Affiliated issuers	—	—	$100,999	$327,148	—

Cash denominated in currencies other than U.S. dollars, at cost	—	$670	$622	—	$2,078

Net assets consist of:
Capital paid in on shares of beneficial interest	$234,955	$4,514,841	$3,526,533	$20,464,952	$9,046,462
Undistributed (distributions in excess of) net investment income	725	29,404	(41,178)	48,330	80,565
(Accumulated) undistributed net realized (loss) gain	(22,939)	(566,150)	(296,575)	(2,925,073)	(1,299,586)
Net unrealized appreciation	35,087	967,267	181,066	6,554,130	827,537

Net assets at June 30, 2012	$247,828	$4,945,362	$3,369,846	$24,142,339	$8,654,978

Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized:
Class 1:
Net assets (total: $39,346,628)	$29,959	$1,358,533	$875,913	$7,237,996	$3,433,278
Shares outstanding	2,364	64,243	48,229	128,726	216,112
Net asset value per share	$12.67	$21.15	$18.16	$56.23	$15.89
Class 2:
Net assets (total: $63,994,515)	$217,869	$3,586,829	$2,493,933	$16,716,081	$5,179,674
Shares outstanding	17,286	170,741	139,470	299,817	327,374
Net asset value per share	$12.60	$21.01	$17.88	$55.75	$15.82
Class 3:
Net assets (total: $492,682)	—	—	—	$188,262	$42,026
Shares outstanding	—	—	—	3,347	2,644
Net asset value per share	—	—	—	$56.25	$15.89

See end of Statements of Assets & Liabilities for footnote.

See Notes to Financial Statements

American Funds Insurance Series

unaudited

(dollars and shares in thousands, except per-share amounts)

New World Fund	Blue Chip Income and Growth Fund	Global Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund		Asset Allocation Fund	Global Balanced Fund		Bond Fund	Global Bond Fund

$2,238,644	$4,707,415	$1,952,761	$23,247,067	$250,059		$12,130,620	$133,659		$10,421,170	$2,499,468
—	—	6,955	199,417	—		—	—		—	—
2,368	—	608	87	164		—	7		—	—
207	53	249	64	94		4,830	118		2,276	98
—	—	—	—	—		—	3		281	238

1,481	—	11,544	23,812	416		123,230	2,592		928,804	67,994
15,355	37,728	150	5,594	17,990		6,873	87		5,002	1,352
5	—	—	—	—		—	—	*	21	139
10,843	8,934	7,313	40,481	1,242		42,644	659		64,503	24,424
118	—	—	—	—		—	—		—	—

2,269,021	4,754,130	1,979,580	23,516,522	269,965		12,308,197	137,125		11,422,057	2,593,713

35	—	—	—	—		—	14		598	2,329

3,492	64,575	3,126	30,703	—		466,835	6,465		2,339,436	208,099
1,709	5,235	2,167	20,136	70		39,300	58		10,596	2,810
76	—	—	—	—		—	5		—	127
1,318	1,535	943	5,076	137		2,774	68		2,748	1,031
263	689	361	2,699	42		1,053	20		1,041	342
18	37	16	187	2		94	1		75	19
7	15	5	348	—	*	90	—	*	30	4
572	—	—	—	—		—	—		—	—
69	1	15	17	4		79	1		8	29

7,559	72,087	6,633	59,166	255		510,225	6,632		2,354,532	214,790

$2,261,462	$4,682,043	$1,972,947	$23,457,356	$269,710		$11,797,972	$130,493		$9,067,525	$2,378,923

$1,907,826	$3,990,889	$1,745,049	$18,763,205	$233,258		$10,308,425	$132,026		$10,066,084	$2,427,803

—	—	$15,879	$216,107	—		—	—		—	—

$2,368	—	$608	$87	$164		—	$7		—	—

$1,991,357	$4,495,883	$2,313,606	$21,301,447	$260,207		$10,267,152	$128,889		$8,580,757	$2,268,026
6,504	48,364	15,882	200,150	4,131		113,318	1,101		100,971	21,838
(66,594)	(578,728)	(555,309)	(2,511,367)	(11,423)		(404,701)	(1,116)		31,107	19,692
330,195	716,524	198,768	4,467,126	16,795		1,822,203	1,619		354,690	69,367

$2,261,462	$4,682,043	$1,972,947	$23,457,356	$269,710		$11,797,972	$130,493		$9,067,525	$2,378,923

$939,235	$1,249,361	$166,058	$9,894,960	$55,648		$6,577,718	$29,547		$3,996,711	$720,322
45,639	128,267	17,162	274,840	3,903		378,503	3,021		354,328	59,535
$20.58	$9.74	$9.68	$36.00	$14.26		$17.38	$9.78		$11.28	$12.10

$1,322,227	$3,432,682	$1,806,889	$13,391,389	$214,062		$5,182,523	$100,946		$5,070,814	$1,658,601
64,798	355,415	187,277	374,519	15,069		300,543	10,343		454,826	137,759
$20.41	$9.66	$9.65	$35.76	$14.21		$17.24	$9.76		$11.15	$12.04

—	—	—	$171,007	—		$37,731	—		—	—
—	—	—	4,748	—		2,171	—		—	—
—	—	—	$36.02	—		$17.38	—		—	—

American Funds Insurance Series

Statements of assets & liabilities at June 30, 2012	unaudited

(dollars and shares in thousands, except per-share amounts)

	High- Income Bond Fund	Mortgage Fund		U.S. Government/ AAA-Rated Securities Fund	Cash Management Fund

Assets:
Investment securities, at value:
Unaffiliated issuers	$1,899,835	$137,965		$4,864,189	$554,487
Affiliated issuers	—	—		—	—
Cash denominated in currencies other than U.S. dollars	—	—		—	—
Cash	68	124		137	143
Unrealized appreciation on open forward currency contracts	—	—		—	—
Receivables for:
Sales of investments	4,342	4,738		175,234	—
Sales of fund’s shares	4,228	445		1,203	7
Closed forward currency contracts	—	—		—	—
Dividends and interest	36,336	289		16,094	—
Other assets	—	—		—	—

	1,944,809	143,561		5,056,857	554,637

Liabilities:
Unrealized depreciation on open forward currency contracts	65	—		—	—
Payables for:
Purchases of investments	3,553	27,410		1,199,541	—
Repurchases of fund’s shares	3,236	39		4,647	3,375
Closed forward currency contracts	—	—		—	—
Investment advisory services	726	39		1,042	145
Distribution services	224	8		422	99
Administrative services	16	1		32	4
Trustees’ deferred compensation	34	—	*	32	15
Non-U.S. taxes	—	—		—	—
Other	117	—	*	1	—	*

	7,971	27,497		1,205,717	3,638

Net assets at June 30, 2012 (total: $103,833,825)	$1,936,838	$116,064		$3,851,140	$550,999

Investment securities, at cost:
Unaffiliated issuers	$1,900,118	$136,695		$4,754,256	$554,477

Affiliated issuers	—	—		—	—

Cash denominated in currencies other than U.S. dollars, at cost	—	—		—	—

Net assets consist of:
Capital paid in on shares of beneficial interest	$2,005,910	$113,700		$3,662,557	$552,295
Undistributed (distributions in excess of) net investment income	66,938	16		14,483	(1,306)
(Accumulated) undistributed net realized (loss) gain	(135,660)	1,078		64,167	—
Net unrealized (depreciation) appreciation	(350)	1,270		109,933	10

Net assets at June 30, 2012	$1,936,838	$116,064		$3,851,140	$550,999

Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized:
Class 1:
Net assets (total: $39,346,628)	$827,207	$78,111		$1,809,873	$66,198
Shares outstanding	74,922	7,416		141,456	5,832
Net asset value per share	$11.04	$10.53		$12.79	$11.35
Class 2:
Net assets (total: $63,994,515)	$1,089,887	$37,953		$2,019,886	$472,270
Shares outstanding	99,896	3,611		159,471	42,177
Net asset value per share	$10.91	$10.51		$12.67	$11.20
Class 3:
Net assets (total: $492,682)	$19,744	—		$21,381	$12,531
Shares outstanding	1,786	—		1,671	1,111
Net asset value per share	$11.06	—		$12.80	$11.28

* Amount less than one thousand.

See Notes to Financial Statements

American Funds Insurance Series

Statements of operations for the six months ended June 30, 2012	unaudited

(dollars in thousands)

	Global Discovery Fund		Global Growth Fund		Global Small Capitalization Fund	Growth Fund	International Fund

Investment income:
Income (net of non-U.S. taxes)[1,2]:
Dividends	$1,644		$58,470		$19,866	$140,190	$144,400
Interest	109		158		2,008	1,351	1,077

	1,753		58,628		21,874	141,541	145,477

Fees and expenses[3]:
Investment advisory services	709		13,343		12,296	41,146	22,103
Distribution services — Class 2	268		4,604		3,253	21,857	6,743
Distribution services — Class 3	—		—		—	178	40
Transfer agent services	—	[4]	—	[4]	— [4]	1	— [4]
Administrative services	12		252		174	1,274	447
Reports to shareholders	2		128		89	824	236
Registration statement and prospectus	—	[4]	12		13	89	31
Trustees’ compensation	1		27		18	143	52
Auditing and legal	6		7		34	13	11
Custodian	14		276		335	431	1,158
State and local taxes	3		58		49	174	90
Other	1		8		5	38	17

Total fees and expenses	1,016		18,715		16,266	66,168	30,928

Net investment income	737		39,913		5,608	75,373	114,549

Net realized gain (loss) and unrealized appreciation on investments, forward currency contracts and currency:
Net realized gain (loss) on:
Investments[2]	861		126,209		64,723	598,610	(81,662)
Forward currency contracts	—		—		(83)	—	2,995
Currency transactions	1		(555)		(494)	118	(1,214)

	862		125,654		64,146	598,728	(79,881)

Net unrealized appreciation (depreciation) on:
Investments	24,956		269,369		138,943	1,364,423	359,294
Forward currency contracts	—		—		72	—	(368)
Currency translations	—		114		441	19	(136)

	24,956		269,483		139,456	1,364,442	358,790

Net realized gain (loss) and unrealized appreciation on investments, forward currency contracts and currency	25,818		395,137		203,602	1,963,170	278,909

Net increase in net assets resulting from operations	$26,555		$435,050		$209,210	$2,038,543	$393,458

See end of Statements of Operations for footnotes.

See Notes to Financial Statements

American Funds Insurance Series

Statements of operations for the six months ended June 30, 2012

	New World Fund	Blue Chip Income and Growth Fund	Global Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund

Investment income:
Income (net of non-U.S. taxes)[1,2]:
Dividends	$23,340	$62,896	$32,443	$247,811	$5,449
Interest	7,706	201	1,780	4,885	290

	31,046	63,097	34,223	252,696	5,739

Fees and expenses[3]:
Investment advisory services	8,445	9,504	6,001	32,053	855
Distribution services — Class 2	1,735	4,344	2,317	17,033	263
Distribution services — Class 3	—	—	—	158	—
Transfer agent services	— [4]	— [4]	— [4]	1	— [4]
Administrative services	115	231	101	1,190	12
Reports to shareholders	56	81	32	784	2
Registration statement and prospectus	12	21	4	80	6
Trustees’ compensation	12	24	11	136	1
Auditing and legal	15	2	7	12	2
Custodian	386	5	93	120	32
State and local taxes	33	34	24	135	3
Other	4	6	4	35	1

Total fees and expenses	10,813	14,252	8,594	51,737	1,177

Net investment income (loss)	20,233	48,845	25,629	200,959	4,562

Net realized (loss) gain and unrealized appreciation (depreciation) on investments, forward currency contracts and currency:
Net realized (loss) gain on:
Investments[2]	(3,918)	114,379	25,479	865,309	(5)
Forward currency contracts	373	—	—	—	—
Currency transactions	(523)	(2)	(229)	(215)	(15)

	(4,068)	114,377	25,250	865,094	(20)

Net unrealized appreciation (depreciation) on:
Investments	88,953	207,948	61,700	871,075	10,220
Forward currency contracts	(71)	—	—	—	—
Currency translations	71	(2)	(14)	(617)	4

	88,953	207,946	61,686	870,458	10,224

Net realized (loss) gain and unrealized appreciation (depreciation) on investments, forward currency contracts and currency	84,885	322,323	86,936	1,735,552	10,204

Net increase (decrease) in net assets resulting from operations	$105,118	$371,168	$112,565	$1,936,511	$14,766

[1]	Additional information related to non-U.S. taxes is included in the Notes to Financial Statements.
[2]	Additional information related to affiliated transactions is included in the Notes to Financial Statements.
[3]	Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.
[4]	Amount less than one thousand.

See Notes to Financial Statements

American Funds Insurance Series

unaudited

(dollars in thousands)

Asset Allocation Fund		Global Balanced Fund	Bond Fund	Global Bond Fund	High- Income Bond Fund	Mortgage Fund		U.S. Government/ AAA-Rated Securities Fund	Cash Management Fund

$84,657		$1,254	$48	$19	$420	$—		$—	$—
54,871		474	128,432	35,929	76,602	270		23,871	274

139,528		1,728	128,480	35,948	77,022	270		23,871	274

17,164		392	16,947	6,232	4,462	201		6,290	902
6,642		112	6,300	2,105	1,368	38		2,523	606
35		—	—	—	19	—		19	10
—	[4]	— [4]	— [4]	— [4]	— [4]	—	[4]	— [4]	—	[4]
587		6	462	118	96	5		192	28
370		1	237	38	32	1		57	9
51		13	32	52	10	9		32	1
63		1	51	12	11	—	[4]	21	4
4		2	3	1	1	—	[4]	1	—	[4]
135		12	50	177	6	—	[4]	6	1
68		— [4]	70	21	17	—	[4]	23	4
18		— [4]	15	5	4	—	[4]	6	1

25,137		539	24,167	8,761	6,026	254		9,170	1,566

114,391		1,189	104,313	27,187	70,996	16		14,701	(1,292)

262,292		(924)	130,052	10,844	5,741	1,090		65,908	—
—		103	4,177	11,816	616	—		—	—
727		(35)	(1,036)	(1,992)	(43)	—		—	—

263,019		(856)	133,193	20,668	6,314	1,090		65,908	—

504,465		4,368	45,102	24,521	38,117	616		(23,451)	3
—		(85)	(1,705)	(6,998)	(514)	—		—	—
20		(3)	177	860	30	—		—	—

504,485		4,280	43,574	18,383	37,633	616		(23,451)	3

767,504		3,424	176,767	39,051	43,947	1,706		42,457	3

$881,895		$4,613	$281,080	$66,238	$114,943	$1,722		$57,158	$(1,289)

American Funds Insurance Series

Statements of changes in net assets

	Global Discovery Fund		Global Growth Fund		Global Small Capitalization Fund

	Six months ended June 30, 2012[1]	Year ended December 31, 2011	Six months ended June 30, 2012[1]	Year ended December 31, 2011	Six months ended June 30, 2012[1]	Year ended December 31, 2011

Operations:
Net investment income	$737	$897	$39,913	$63,168	$5,608	$5,940
Net realized gain (loss) on investments, forward currency contracts and currency transactions	862	2,342	125,654	169,353	64,146	118,284
Net unrealized appreciation (depreciation) on investments, forward currency contracts and currency translations	24,956	(21,570)	269,483	(691,852)	139,456	(872,616)

Net increase (decrease) in net assets resulting from operations	26,555	(18,331)	435,050	(459,331)	209,210	(748,392)

Dividends and distributions paid to shareholders:
Dividends from net investment income:
Class 1	(26)	(191)	(767)	(21,349)	(11,199)	(13,077)
Class 2	(190)	(882)	(514)	(51,249)	(31,057)	(38,284)
Class 3	—	—	—	—	—	—

Total dividends from net investment income	(216)	(1,073)	(1,281)	(72,598)	(42,256)	(51,361)

Distributions from net realized gain on investments:
Short-term net realized gains:
Class 1	—	—	—	—	—	—
Class 2	—	—	—	—	—	—
Class 3	—	—	—	—	—	—
Long-term net realized gains:
Class 1	—	—	—	—	—	—
Class 2	—	—	—	—	—	—
Class 3	—	—	—	—	—	—

Total distributions from net realized gain on investments	—	—	—	—	—	—

Total dividends and distributions paid to shareholders	(216)	(1,073)	(1,281)	(72,598)	(42,256)	(51,361)

Capital share transactions:
Class 1:
Proceeds from initial capitalization	—	—	—	—	—	—
Proceeds from shares sold	1,271	4,509	63,500	292,157	85,122	260,759
Proceeds from reinvestment of dividends and distributions	26	191	767	21,349	11,199	13,077
Cost of shares repurchased	(1,715)	(5,708)	(99,505)	(126,381)	(54,153)	(112,847)

Net (decrease) increase from Class 1 transactions	(418)	(1,008)	(35,238)	187,125	42,168	160,989

Class 2:
Proceeds from initial capitalization	—	—	—	—	—	—
Proceeds from shares sold	7,327	31,034	31,282	126,562	56,194	190,502
Proceeds from reinvestment of dividends and distributions	190	882	514	51,249	31,057	38,284
Cost of shares repurchased	(15,082)	(29,592)	(297,362)	(555,330)	(171,215)	(352,259)

Net (decrease) increase from Class 2 transactions	(7,565)	2,324	(265,566)	(377,519)	(83,964)	(123,473)

Class 3:
Proceeds from shares sold	—	—	—	—	—	—
Proceeds from reinvestment of dividends and distributions	—	—	—	—	—	—
Cost of shares repurchased	—	—	—	—	—	—

Net decrease from Class 3 transactions	—	—	—	—	—	—

Net (decrease) increase in net assets resulting from capital share transactions	(7,983)	1,316	(300,804)	(190,394)	(41,796)	37,516

Total increase (decrease) in net assets	18,356	(18,088)	132,965	(722,323)	125,158	(762,237)
Net assets:
Beginning of period	229,472	247,560	4,812,397	5,534,720	3,244,688	4,006,925

End of period	$247,828	$229,472	$4,945,362	$4,812,397	$3,369,846	$3,244,688

Undistributed (distributions in excess of) net investment income	$725	$204	$29,404	$(9,228)	$(41,178)	$(4,530)

Shares of beneficial interest:
Class 1:
Shares issued from initial capitalization	—	—	—	—	—	—
Shares sold	101	360	3,011	13,872	4,531	13,074
Shares issued on reinvestment of dividends and distributions	2	17	36	1,111	616	656
Shares repurchased	(141)	(475)	(4,666)	(5,879)	(2,899)	(5,493)

Net (decrease) increase in shares outstanding	(38)	(98)	(1,619)	9,104	2,248	8,237

Class 2:
Shares issued from initial capitalization	—	—	—	—	—	—
Shares sold	598	2,518	1,510	6,147	3,060	9,954
Shares issued on reinvestment of dividends and distributions	15	78	25	2,670	1,736	1,881
Shares repurchased	(1,224)	(2,441)	(14,087)	(26,120)	(9,137)	(17,409)

Net (decrease) increase in shares outstanding	(611)	155	(12,552)	(17,303)	(4,341)	(5,574)

Class 3:
Shares sold	—	—	—	—	—	—
Shares issued on reinvestment of dividends and distributions	—	—	—	—	—	—
Shares repurchased	—	—	—	—	—	—

Net decrease in shares outstanding	—	—	—	—	—	—

See end of Statements of Changes in Net Assets for footnotes.

See Notes to Financial Statements

American Funds Insurance Series

(dollars and shares in thousands)

Growth Fund		International Fund		New World Fund		Blue Chip Income and Growth Fund		Global Growth and Income Fund

Six months ended June 30, 2012[1]	Year ended December 31, 2011	Six months ended June 30, 2012[1]	Year ended December 31, 2011	Six months ended June 30, 2012[1]	Year ended December 31, 2011	Six months ended June 30, 2012[1]	Year ended December 31, 2011	Six months ended June 30, 2012[1]	Year ended December 31, 2011

$75,373	$170,225	$114,549	$182,485	$20,233	$34,813	$48,845	$82,473	$25,629	$57,228

598,728	1,310,098	(79,881)	68,099	(4,068)	59,342	114,377	47,848	25,250	64,461

1,364,442	(2,508,429)	358,790	(1,610,909)	88,953	(441,321)	207,946	(171,752)	61,686	(227,677)

2,038,543	(1,028,106)	393,458	(1,360,325)	105,118	(347,166)	371,168	(41,431)	112,565	(105,988)

(22,410)	(69,488)	(3,235)	(74,656)	(938)	(17,417)	(4,432)	(19,601)	(1,011)	(4,976)
(45,356)	(112,195)	(2,625)	(104,617)	(782)	(26,091)	(11,378)	(60,348)	(10,325)	(52,341)
(526)	(1,419)	(27)	(910)	—	—	—	—	—	—

(68,292)	(183,102)	(5,887)	(180,183)	(1,720)	(43,508)	(15,810)	(79,949)	(11,336)	(57,317)

—	—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—	—

—	—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—	—

—	—	—	—	—	—	—	—	—	—

(68,292)	(183,102)	(5,887)	(180,183)	(1,720)	(43,508)	(15,810)	(79,949)	(11,336)	(57,317)

—	—	—	—	—	—	—	—	—	—
163,832	1,455,614	172,026	733,782	113,537	282,080	231,341	457,400	9,657	24,368
22,410	69,488	3,235	74,656	938	17,417	4,432	19,601	1,011	4,976
(986,795)	(1,739,435)	(204,482)	(401,623)	(38,690)	(108,841)	(61,488)	(129,524)	(14,096)	(25,399)

(800,553)	(214,333)	(29,221)	406,815	75,785	190,656	174,285	347,477	(3,428)	3,945

—	—	—	—	—	—	—	—	—	—
107,563	377,625	130,678	261,585	28,594	77,973	33,159	87,090	19,303	75,640
45,356	112,195	2,625	104,617	782	26,091	11,378	60,348	10,325	52,341
(1,480,533)	(2,853,936)	(400,236)	(822,667)	(123,093)	(241,474)	(224,206)	(392,846)	(154,473)	(269,548)

(1,327,614)	(2,364,116)	(266,933)	(456,465)	(93,717)	(137,410)	(179,669)	(245,408)	(124,845)	(141,567)

363	3,187	256	600	—	—	—	—	—	—
526	1,419	27	910	—	—	—	—	—	—
(16,627)	(37,540)	(3,730)	(10,300)	—	—	—	—	—	—

(15,738)	(32,934)	(3,447)	(8,790)	—	—	—	—	—	—

(2,143,905)	(2,611,383)	(299,601)	(58,440)	(17,932)	53,246	(5,384)	102,069	(128,273)	(137,622)

(173,654)	(3,822,591)	87,970	(1,598,948)	85,466	(337,428)	349,974	(19,311)	(27,044)	(300,927)

24,315,993	28,138,584	8,567,008	10,165,956	2,175,996	2,513,424	4,332,069	4,351,380	1,999,991	2,300,918

$24,142,339	$24,315,993	$8,654,978	$8,567,008	$2,261,462	$2,175,996	$4,682,043	$4,332,069	$1,972,947	$1,999,991

$48,330	$41,249	$80,565	$(28,097)	$6,504	$(12,009)	$48,364	$15,329	$15,882	$1,589

—	—	—	—	—	—	—	—	—	—
2,896	26,314	10,650	42,357	5,425	12,763	23,926	49,552	1,000	2,466
397	1,339	205	4,942	46	874	455	2,244	105	547
(17,179)	(31,294)	(12,550)	(22,899)	(1,842)	(4,907)	(6,386)	(14,425)	(1,462)	(2,639)

(13,886)	(3,641)	(1,695)	24,400	3,629	8,730	17,995	37,371	(357)	374

—	—	—	—	—	—	—	—	—	—
1,904	6,924	8,173	15,757	1,394	3,627	3,520	9,574	2,014	7,766
811	2,158	167	6,932	38	1,308	1,178	6,956	1,080	5,765
(26,082)	(51,994)	(24,499)	(47,098)	(5,881)	(10,997)	(23,367)	(42,812)	(15,998)	(27,720)

(23,367)	(42,912)	(16,159)	(24,409)	(4,449)	(6,062)	(18,669)	(26,282)	(12,904)	(14,189)

6	58	16	33	—	—	—	—	—	—
10	27	2	60	—	—	—	—	—	—
(289)	(689)	(228)	(602)	—	—	—	—	—	—

(273)	(604)	(210)	(509)	—	—	—	—	—	—

American Funds Insurance Series

Statements of changes in net assets

	Growth-Income Fund		International Growth and Income Fund		Asset Allocation Fund

	Six months ended June 30, 2012[1]	Year ended December 31, 2011	Six months ended June 30, 2012[1]	Year ended December 31, 2011	Six months ended June 30, 2012[1]	Year ended December 31, 2011

Operations:
Net investment income (loss)	$200,959	$391,142	$4,562	$6,769	$114,391	$236,655
Net realized gain (loss) on investments, forward currency contracts and currency transactions	865,094	778,600	(20)	(11,416)	263,019	445,247
Net unrealized appreciation (depreciation) on investments, forward currency contracts and currency translations	870,458	(1,540,187)	10,224	(16,749)	504,485	(525,185)

Net increase (decrease) in net assets resulting from operations	1,936,511	(370,445)	14,766	(21,396)	881,895	156,717

Dividends and distributions paid to shareholders:
Dividends from net investment income:
Class 1	(34,245)	(177,601)	—	(1,102)	(31,930)	(126,587)
Class 2	(41,265)	(216,185)	—	(5,850)	(23,591)	(100,376)
Class 3	(542)	(2,942)	—	—	(174)	(755)

Total dividends from net investment income	(76,052)	(396,728)	—	(6,952)	(55,695)	(227,718)

Distributions from net realized gain on investments:
Short-term net realized gains:
Class 1	—	—	—	(56)	—	—
Class 2	—	—	—	(302)	—	—
Class 3	—	—	—	—	—	—
Long-term net realized gains:
Class 1	—	—	—	(204)	—	—
Class 2	—	—	—	(1,104)	—	—
Class 3	—	—	—	—	—	—

Total distributions from net realized gain on investments	—	—	—	(1,666)	—	—

Total dividends and distributions paid to shareholders	(76,052)	(396,728)	—	(8,618)	(55,695)	(227,718)

Capital share transactions:
Class 1:
Proceeds from initial capitalization	—	—	—	—	—	—
Proceeds from shares sold	367,628	2,301,709	21,735	11,112	376,209	990,218
Proceeds from reinvestment of dividends and distributions	34,245	177,601	—	1,362	31,930	126,587
Cost of shares repurchased	(780,987)	(2,024,087)	(2,689)	(5,348)	(207,196)	(372,456)

Net (decrease) increase from Class 1 transactions	(379,114)	455,223	19,046	7,126	200,943	744,349

Class 2:
Proceeds from initial capitalization	—	—	—	—	—	—
Proceeds from shares sold	89,398	225,436	12,580	47,484	49,514	161,946
Proceeds from reinvestment of dividends and distributions	41,265	216,185	(10,260)	7,256	23,591	100,376
Cost of shares repurchased	(1,042,471)	(3,443,264)	—	(10,317)	(420,668)	(776,979)

Net (decrease) increase from Class 2 transactions	(911,808)	(3,001,643)	2,320	44,423	(347,563)	(514,657)

Class 3:
Proceeds from shares sold	143	611	—	—	698	1,486
Proceeds from reinvestment of dividends and distributions	542	2,942	—	—	174	755
Cost of shares repurchased	(15,889)	(33,765)	—	—	(3,118)	(8,524)

Net decrease from Class 3 transactions	(15,204)	(30,212)	—	—	(2,246)	(6,283)

Net (decrease) increase in net assets resulting from capital share transactions	(1,306,126)	(2,576,632)	21,366	51,549	(148,866)	223,409

Total increase (decrease) in net assets	554,333	(3,343,805)	36,132	21,535	677,334	152,408
Net assets:
Beginning of period	22,903,023	26,246,828	233,578	212,043	11,120,638	10,968,230

End of period	$23,457,356	$22,903,023	$269,710	$233,578	$11,797,972	$11,120,638

Undistributed (distributions in excess of) net investment income	$200,150	$75,243	$4,131	$(431)	$113,318	$54,622

Shares of beneficial interest:
Class 1:
Shares issued from initial capitalization	—	—	—	—	—	—
Shares sold	10,290	66,580	1,522	733	21,804	59,877
Shares issued on reinvestment of dividends and distributions	956	5,467	—	102	1,846	7,976
Shares repurchased	(21,818)	(58,504)	(190)	(372)	(11,986)	(22,565)

Net (decrease) increase in shares outstanding	(10,572)	13,543	1,332	463	11,664	45,288

Class 2:
Shares issued from initial capitalization	—	—	—	—	—	—
Shares sold	2,525	6,631	896	3,211	2,911	9,848
Shares issued on reinvestment of dividends and distributions	1,159	6,690	(717)	546	1,374	6,358
Shares repurchased	(29,366)	(99,771)	—	(691)	(24,489)	(47,378)

Net (decrease) increase in shares outstanding	(25,682)	(86,450)	179	3,066	(20,204)	(31,172)

Class 3:
Shares sold	4	18	—	—	40	89
Shares issued on reinvestment of dividends and distributions	15	90	—	—	10	48
Shares repurchased	(442)	(985)	—	—	(180)	(518)

Net decrease in shares outstanding	(423)	(877)	—	—	(130)	(381)

See end of Statements of Changes in Net Assets for footnotes.

See Notes to Financial Statements

American Funds Insurance Series

(dollars and shares in thousands)

Global Balanced Fund		Bond Fund		Global Bond Fund		High-Income Bond Fund		Mortgage Fund

Six months ended June 30, 2012[1]	Period ended December 31, 2011[2]	Six months ended June 30, 2012[1]	Year ended December 31, 2011	Six months ended June 30, 2012[1]	Year ended December 31, 2011	Six months ended June 30, 2012[1]	Year ended December 31, 2011	Six months ended June 30, 2012[1]	Period ended December 31, 2011[2]

$1,189	$716	$104,313	$277,991	$27,187	$59,362	$70,996	$147,342	$16	$(8)

(856)	(431)	133,193	226,664	20,668	36,590	6,314	57,433	1,090	1,055

4,280	(2,661)	43,574	111,166	18,383	(7,482)	37,633	(165,107)	616	654

4,613	(2,376)	281,080	615,821	66,238	88,470	114,943	39,668	1,722	1,701

(15)	(180)	(20,717)	(144,664)	(6,273)	(17,761)	(11,360)	(62,902)	—	(62)
(52)	(386)	(24,060)	(149,774)	(14,071)	(45,443)	(14,846)	(83,842)	—	(8)
—	—	—	—	—	—	(265)	(1,593)	—	—

(67)	(566)	(44,777)	(294,438)	(20,344)	(63,204)	(26,471)	(148,337)	—	(70)

—	—	—	—	(3,020)	(196)	—	—	(203)	(493)
—	—	—	—	(7,104)	(676)	—	—	(99)	(194)
—	—	—	—	—	—	—	—	—	—

—	—	—	—	(3,369)	(2,360)	—	—	—	—
—	—	—	—	(7,923)	(8,107)	—	—	—	—
—	—	—	—	—	—	—	—	—	—

—	—	—	—	(21,416)	(11,339)	—	—	(302)	(687)

(67)	(566)	(44,777)	(294,438)	(41,760)	(74,543)	(26,471)	(148,337)	(302)	(757)

—	29,990	—	—	—	—	—	—	—	9,990
12	—	301,163	909,847	124,693	349,922	42,278	101,737	25,171	43,900
15	180	20,717	144,664	12,662	20,317	11,360	62,902	203	555
— [3]	—	(789,245)	(1,637,395)	(42,028)	(74,136)	(51,280)	(100,355)	(3,083)	(453)

27	30,170	(467,365)	(582,884)	95,327	296,103	2,358	64,284	22,291	53,992

—	10	—	—	—	—	—	—	—	10
30,423	74,155	184,063	290,995	101,518	264,743	40,548	125,080	16,608	22,509
52	386	24,060	149,774	29,098	54,226	14,846	83,842	99	202
(4,345)	(1,989)	(247,709)	(683,249)	(129,120)	(193,151)	(79,419)	(224,964)	(909)	(1,102)

26,130	72,562	(39,586)	(242,480)	1,496	125,818	(24,025)	(16,042)	15,798	21,619

—	—	—	—	—	—	2,126	4,922	—	—
—	—	—	—	—	—	265	1,593	—	—
—	—	—	—	—	—	(4,111)	(8,071)	—	—

—	—	—	—	—	—	(1,720)	(1,556)	—	—

26,157	102,732	(506,951)	(825,364)	96,823	421,921	(23,387)	46,686	38,089	75,611

30,703	99,790	(270,648)	(503,981)	121,301	435,848	65,085	(61,983)	39,509	76,555

99,790	—	9,338,173	9,842,154	2,257,622	1,821,774	1,871,753	1,933,736	76,555	—

$130,493	$99,790	$9,067,525	$9,338,173	$2,378,923	$2,257,622	$1,936,838	$1,871,753	$116,064	$76,555

$1,101	$(21)	$100,971	$41,435	$21,838	$14,995	$66,938	$22,413	$16	$— [3]

—	2,999	—	—	—	—	—	—	—	999
1	—	26,938	83,574	10,207	28,575	3,829	8,888	2,403	4,279
1	20	1,840	13,182	1,046	1,696	1,037	5,926	19	53
— [3]	—	(70,563)	(147,575)	(3,449)	(6,021)	(4,636)	(8,824)	(293)	(44)

2	3,019	(41,785)	(50,819)	7,804	24,250	230	5,990	2,129	5,287

—	1	—	—	—	—	—	—	—	1
3,138	7,826	16,674	26,930	8,331	21,848	3,715	11,138	1,590	2,185
5	42	2,162	13,786	2,417	4,539	1,373	7,981	9	20
(454)	(215)	(22,361)	(63,002)	(10,637)	(15,857)	(7,273)	(20,022)	(87)	(107)

2,689	7,654	(3,525)	(22,286)	111	10,530	(2,185)	(903)	1,512	2,099

—	—	—	—	—	—	194	437	—	—
—	—	—	—	—	—	24	150	—	—
—	—	—	—	—	—	(372)	(708)	—	—

—	—	—	—	—	—	(154)	(121)	—	—

American Funds Insurance Series

(dollars and shares in thousands)
Statements of changes in net assets

	U.S. Government/ AAA-Rated Securities Fund		Cash Management Fund

	Six months ended June 30, 2012[1]	Year ended December 31, 2011	Six months ended June 30, 2012[1]	Year ended December 31, 2011

Operations:
Net investment income (loss)	$14,701	$63,410	$(1,292)	$(2,667)
Net realized gain on investments, forward currency contracts and currency transactions	65,908	116,429	—	—
Net unrealized (depreciation) appreciation on investments, forward currency contracts and currency translations	(23,451)	101,161	3	(6)

Net increase (decrease) in net assets resulting from operations	57,158	281,000	(1,289)	(2,673)

Dividends and distributions paid to shareholders:
Dividends from net investment income:
Class 1	(4,798)	(35,338)	—	—
Class 2	(4,694)	(35,137)	—	—
Class 3	(50)	(425)	—	—

Total dividends from net investment income	(9,542)	(70,900)	—	—

Distributions from net realized gain on investments:
Short-term net realized gains:
Class 1	(23,306)	(26,153)	—	—
Class 2	(26,597)	(29,522)	—	—
Class 3	(277)	(336)	—	—
Long-term net realized gains:
Class 1	(27,829)	(15,498)	—	—
Class 2	(31,761)	(17,494)	—	—
Class 3	(330)	(200)	—	—

Total distributions from net realized gain on investments	(110,100)	(89,203)	—	—

Total dividends and distributions paid to shareholders	(119,642)	(160,103)	—	—

Capital share transactions:
Class 1:
Proceeds from initial capitalization	—	—	—	—
Proceeds from shares sold	91,629	396,185	14,349	39,488
Proceeds from reinvestment of dividends and distributions	55,933	76,989	—	—
Cost of shares repurchased	(94,190)	(238,468)	(23,032)	(47,462)

Net increase (decrease) from Class 1 transactions	53,372	234,706	(8,683)	(7,974)

Class 2:
Proceeds from initial capitalization	—	—	—	—
Proceeds from shares sold	88,592	149,648	69,759	325,889
Proceeds from reinvestment of dividends and distributions	63,052	82,153	—	—
Cost of shares repurchased	(99,992)	(250,644)	(126,307)	(315,311)

Net increase (decrease) from Class 2 transactions	51,652	(18,843)	(56,548)	10,578

Class 3:
Proceeds from shares sold	806	4,249	5,143	11,928
Proceeds from reinvestment of dividends and distributions	657	961	—	—
Cost of shares repurchased	(3,548)	(8,204)	(4,481)	(13,416)

Net (decrease) increase from Class 3 transactions	(2,085)	(2,994)	662	(1,488)

Net increase (decrease) in net assets resulting from capital share transactions	102,939	212,869	(64,569)	1,116

Total increase (decrease) in net assets	40,455	333,766	(65,858)	(1,557)
Net assets:
Beginning of period	3,810,685	3,476,919	616,857	618,414

End of period	$3,851,140	$3,810,685	$550,999	$616,857

Undistributed (distributions in excess of) net investment income	$14,483	$9,324	$(1,306)	$(14)

Shares of beneficial interest:
Class 1:
Shares issued from initial capitalization	—	—	—	—
Shares sold	7,021	31,215	1,264	3,470
Shares issued on reinvestment of dividends and distributions	4,373	6,037	—	—
Shares repurchased	(7,188)	(18,490)	(2,028)	(4,170)

Net increase (decrease) in shares outstanding	4,206	18,762	(764)	(700)

Class 2:
Shares issued from initial capitalization	—	—	—	—
Shares sold	6,865	11,792	6,224	28,960
Shares issued on reinvestment of dividends and distributions	4,980	6,506	—	—
Shares repurchased	(7,757)	(19,741)	(11,265)	(28,025)

Net increase (decrease) in shares outstanding	4,088	(1,443)	(5,041)	935

Class 3:
Shares sold	61	330	456	1,053
Shares issued on reinvestment of dividends and distributions	52	75	—	—
Shares repurchased	(272)	(642)	(397)	(1,185)

Net (decrease) increase in shares outstanding	(159)	(237)	59	(132)

[1]	Unaudited.
[2]	For the period May 2, 2011, commencement of operations, through December 31, 2011.
[3]	Amount less than one thousand.

See Notes to Financial Statements

American Funds Insurance Series

Notes to financial statements	unaudited

1. Organization

American Funds Insurance Series (the “series”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company with 18 different funds (the “funds”). In 2009, shareholders approved a proposal to reorganize the series from a Massachusetts business trust to a Delaware statutory trust. The reorganization may be completed in 2012; however, the series reserves the right to delay the implementation.

The assets of each fund are segregated, with each fund accounted for separately. The funds’ investment objectives and the principal strategies the funds use to achieve these objectives are as follows:

Global Discovery Fund — Seeks long-term growth of capital by investing in securities of companies that can benefit from innovation, exploit new technologies or provide products and services that meet the demands of an evolving global economy.

Global Growth Fund — Seeks long-term growth of capital through investments in common stocks of companies located around the world.

Global Small Capitalization Fund — Seeks long-term growth of capital through investments in smaller companies in the U.S. and around the world.

Growth Fund — Seeks to invest in a wide range of companies that appear to offer superior opportunities for growth of capital.

International Fund — Seeks long-term growth of capital through investments in common stocks of companies located around the world.

New World Fund — Seeks long-term capital appreciation by investing in common stocks and bonds with significant exposure to countries that have developing economies and/or markets.

Blue Chip Income and Growth Fund — Seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing through investments in quality common stocks.

Global Growth and Income Fund — Seeks long-term growth of capital while providing current income. It invests on a global basis in a diversified portfolio consisting primarily of common stocks and other equity securities.

Growth-Income Fund — Seeks long-term growth of capital and income by investing in common stocks or other securities of companies located in the U.S. and around the world.

International Growth and Income Fund — Seeks to provide long-term growth of capital and current income by investing primarily in the stocks of larger, well-established companies outside the U.S., including countries that have developing economies and/or markets.

Asset Allocation Fund — Seeks high total return (including income and capital gains) consistent with the preservation of capital over the long term by investing primarily in common stocks and fixed-income securities.

Global Balanced Fund — Seeks long-term growth of capital, conservation of principal and current income by investing in equity and debt securities around the world.

Bond Fund — Seeks a high level of current income as is consistent with preservation of capital by investing primarily in bonds.

Global Bond Fund — Seeks a high level of total return consistent with prudent investment management by investing primarily in a global portfolio of investment-grade bonds.

High-Income Bond Fund — Seeks a high level of current income and, secondarily, capital appreciation through a diversified portfolio consisting primarily of lower rated, higher risk corporate bonds.

Mortgage Fund — Seeks to provide current income and preservation of capital by investing primarily in mortgage-related securities.

American Funds Insurance Series

U.S. Government/AAA-Rated Securities Fund — Seeks to provide a high level of current income consistent with preservation of capital by investing primarily in securities guaranteed or sponsored by the U.S. government and the highest quality corporate bonds.

Cash Management Fund — Seeks to provide income on cash reserves while preserving capital and maintaining liquidity.

Each fund in the series offers two or three share classes (Classes 1, 2 and 3). Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for certain distribution expenses. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

2. Significant accounting policies

The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The funds follow the significant accounting policies described below, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the funds will segregate liquid assets sufficient to meet their payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution expenses, are accrued daily and charged directly to the respective share class.

Dividends and distributions to shareholders — Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. On the accompanying financial statements, the effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

Capital Research and Management Company (“CRMC”), the series’ investment adviser, values the funds’ investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of each fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The series’ investment adviser uses the following methods and inputs to establish the fair value of each fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income

American Funds Insurance Series

securities in which the funds are authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All

Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities;and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes;convertible securities	Standard inputs and underlying equity of the issuer
Bonds &notes of governments&government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities

Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the series’ investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the series’ investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the series’ investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the series’ board of trustees as further described below. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission (“SEC”) rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of each fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.

American Funds Insurance Series

The series’ investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The series’ investment adviser classifies the funds’ assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the funds’ valuation levels as of June 30, 2012 (dollars in thousands):

Global Discovery Fund
	Investment securities

	Level 1	Level 2	*	Level 3	Total

Assets:
Common stocks:
Information technology	$31,728	$19,535		—	$51,263
Consumer discretionary	33,122	10,595		—	43,717
Health care	29,099	1,899		—	30,998
Financials	11,623	16,903		—	28,526
Industrials	5,965	8,496		—	14,461
Utilities	—	10,922		—	10,922
Telecommunication services	4,693	2,707		—	7,400
Materials	2,070	1,102		—	3,172
Energy	1,428	—		—	1,428
Miscellaneous	6,022	5,458		—	11,480
Short-term securities	—	43,195		—	43,195

Total	$125,750	$120,812		—	$246,562

*Securities with a market value of $65,954,000, which represented 26.61% of the net assets of the fund, transferred from Level 1 to Level 2 since the prior fiscal year-end, primarily due to significant market movements following the close of local trading.

Global Growth Fund
	Investment securities

	Level 1	Level 2	*	Level 3	Total

Assets:
Common stocks:
Consumer discretionary	$459,175	$431,023		$1,335	$891,533
Information technology	508,479	188,357		—	696,836
Financials	261,483	418,493		—	679,976
Health care	385,649	246,546		—	632,195
Consumer staples	116,826	415,551		—	532,377
Industrials	216,428	143,947		—	360,375
Energy	199,050	160,985		—	360,035
Materials	157,161	67,280		—	224,441
Telecommunication services	106,041	85,408		—	191,449
Utilities	—	45,599		—	45,599
Miscellaneous	—	10,501		—	10,501
Short-term securities	—	283,152		—	283,152

Total	$2,410,292	$2,496,842		$1,335	$4,908,469

*Securities with a market value of $2,064,520,000, which represented 41.75% of the net assets of the fund, transferred from Level 1 to Level 2 since the prior fiscal year-end, primarily due to significant market movements following the close of local trading.

American Funds Insurance Series

Global Small Capitalization Fund
	Investment securities

	Level 1	Level 2	*	Level 3	Total

Assets:
Common stocks:
Consumer discretionary	$264,207	$414,765		$60	$679,032
Industrials	115,610	306,610		—	422,220
Health care	318,290	63,493		—	381,783
Information technology	214,557	157,151		2,728	374,436
Energy	213,128	105,840		—	318,968
Materials	18,513	191,072		1,643	211,228
Financials	91,531	69,920		2,079	163,530
Consumer staples	34,555	76,390		—	110,945
Utilities	3,492	105,030		—	108,522
Telecommunication services	30,536	5,250		—	35,786
Miscellaneous	116,661	46,373		—	163,034
Preferred securities	—	5,851		—	5,851
Rights & warrants	781	113		2	896
Convertible securities	—	1,561		1,348	2,909
Bonds, notes & other debt instruments	—	14,342		—	14,342
Short-term securities	—	322,699		—	322,699

Total	$1,421,861	$1,886,460		$7,860	$3,316,181

	Other investments†

	Level 1	Level 2		Level 3	Total

Liabilities:
Unrealized depreciation on open forward currency contracts	—	$(28)		—	$(28)

*Securities with a market value of $1,141,799,000, which represented 33.88% of the net assets of the fund, transferred from Level 1 to Level 2 since the prior fiscal year-end, primarily due to significant market movements following the close of local trading.

†Forward currency contracts are not included in the investment portfolio.

Growth Fund
	Investment securities

	Level 1	Level 2	*	Level 3	Total

Assets:
Common stocks:
Consumer discretionary	$3,823,767	$581,572		$—	$4,405,339
Financials	2,828,890	336,768		26,796	3,192,454
Information technology	2,713,846	313,029		—	3,026,875
Energy	2,717,925	48,837		42,720	2,809,482
Health care	2,380,163	278,356		31,273	2,689,792
Industrials	1,630,643	218,552		—	1,849,195
Materials	1,475,395	304,641		—	1,780,036
Consumer staples	737,122	224,689		—	961,811
Telecommunication services	333,549	—		—	333,549
Utilities	6,763	—		27,229	33,992
Miscellaneous	156,888	11,275		—	168,163
Short-term securities	—	2,920,743		—	2,920,743

Total	$18,804,951	$5,238,462		$128,018	$24,171,431

*Securities with a market value of $1,752,632,000, which represented 7.26% of the net assets of the fund, transferred from Level 1 to Level 2 since the prior fiscal year-end, primarily due to significant market movements following the close of local trading.

American Funds Insurance Series

International Fund
	Investment securities

	Level 1	Level 2 *	Level 3	Total

Assets:
Common stocks:
Health care	$268,902	$874,838	$—	$1,143,740
Financials	103,871	1,036,528	—	1,140,399
Consumer discretionary	—	1,096,830	6,802	1,103,632
Industrials	163,646	864,662	—	1,028,308
Information technology	151,229	727,499	—	878,728
Consumer staples	—	834,775	—	834,775
Materials	—	539,400	—	539,400
Telecommunication services	72,901	423,145	—	496,046
Energy	17,441	365,731	—	383,172
Utilities	—	232,045	—	232,045
Miscellaneous	34,274	71,265	—	105,539
Bonds, notes & other debt instruments	—	4,526	—	4,526
Short-term securities	—	726,622	—	726,622

Total	$812,264	$7,797,866	$6,802	$8,616,932

	Other investments†

	Level 1	Level 2	Level 3	Total

Assets:
Unrealized appreciation on open forward currency contracts	—	$703	—	$703
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(1,108)	—	(1,108)

Total	—	$(405)	—	$(405)

*Securities with a market value of $6,020,476,000, which represented 69.56% of the net assets of the fund, transferred from Level 1 to Level 2 since the prior fiscal year-end, primarily due to significant market movements following the close of local trading.

†Forward currency contracts are not included in the investment portfolio.

New World Fund
	Investment securities

	Level 1	Level 2 *	Level 3	Total

Assets:
Common stocks:
Consumer staples	$98,656	$258,009	$—	$356,665
Consumer discretionary	32,386	252,914	—	285,300
Health care	63,606	153,604	—	217,210
Financials	32,472	161,793	—	194,265
Energy	75,074	102,311	—	177,385
Industrials	42,844	89,302	—	132,146
Information technology	40,103	83,997	—	124,100
Telecommunication services	56,875	59,357	—	116,232
Materials	16,138	75,695	—	91,833
Utilities	—	22,610	—	22,610
Miscellaneous	24,388	80,534	36	104,958
Bonds, notes & other debt instruments	—	256,239	—	256,239
Short-term securities	—	159,701	—	159,701

Total	$482,542	$1,756,066	$36	$2,238,644

	Other investments†

	Level 1	Level 2	Level 3	Total

Liabilities:
Unrealized depreciation on open forward currency contracts	—	$(35)	—	$(35)

*Securities with a market value of $1,132,494,000, which represented 50.08% of the net assets of the fund, transferred from Level 1 to Level 2 since the prior fiscal year-end, primarily due to significant market movements following the close of local trading.

†Forward currency contracts are not included in the investment portfolio.

American Funds Insurance Series

Blue Chip Income and Growth Fund
	Investment securities

	Level 1	Level 2		Level 3	Total

Assets:
Common stocks:
Information technology	$611,669	$—		—	$611,669
Industrials	595,525	—		—	595,525
Energy	571,850	—		—	571,850
Health care	569,952	—		—	569,952
Consumer staples	566,525	—		—	566,525
Telecommunication services	356,106	—		—	356,106
Consumer discretionary	341,244	—		—	341,244
Financials	233,100	—		—	233,100
Materials	159,314	—		—	159,314
Utilities	116,828	—		—	116,828
Miscellaneous	108,379	—		—	108,379
Convertible securities	48,472	—		—	48,472
Short-term securities	—	428,451		—	428,451

Total	$4,278,964	$428,451		—	$4,707,415

Global Growth and Income Fund
	Investment securities

	Level 1	Level 2	*	Level 3	Total

Assets:
Common stocks:
Consumer discretionary	$251,541	$45,049		$—	$296,590
Financials	152,588	132,504		1,092	286,184
Industrials	106,531	78,935		—	185,466
Consumer staples	70,320	107,388		—	177,708
Information technology	97,996	72,542		—	170,538
Materials	126,012	42,966		—	168,978
Health care	109,274	42,050		—	151,324
Energy	97,576	35,247		—	132,823
Telecommunication services	64,666	65,196		—	129,862
Utilities	4,097	54,505		—	58,602
Miscellaneous	21,945	17,104		—	39,049
Convertible securities	—	11,702		708	12,410
Bonds, notes & other debt instruments	—	26,784		—	26,784
Short-term securities	—	123,398		—	123,398

Total	$1,102,546	$855,370		$1,800	$1,959,716

*Securities with a market value of $634,693,000, which represented 32.17% of the net assets of the fund, transferred from Level 1 to Level 2 since the prior fiscal year-end, primarily due to significant market movements following the close of local trading.

American Funds Insurance Series

Growth-Income Fund
	Investment securities

	Level 1	Level 2	*	Level 3	Total

Assets:
Common stocks:
Information technology	$3,455,082	$234,517		—	$3,689,599
Consumer discretionary	3,218,338	154,510		—	3,372,848
Health care	2,582,728	49,203		—	2,631,931
Industrials	2,495,464	91,316		—	2,586,780
Energy	1,886,004	251,838		—	2,137,842
Consumer staples	1,685,995	148,581		—	1,834,576
Financials	1,312,367	35,769		—	1,348,136
Materials	996,455	108,884		—	1,105,339
Telecommunication services	1,043,916	—		—	1,043,916
Utilities	231,306	43,603		—	274,909
Miscellaneous	689,701	91,689		—	781,390
Preferred securities	—	16,477		—	16,477
Rights & warrants	1,409	—		—	1,409
Convertible securities	62,499	58,184		—	120,683
Bonds, notes & other debt instruments	—	84,202		—	84,202
Short-term securities	—	2,416,447		—	2,416,447

Total	$19,661,264	$3,785,220		—	$23,446,484

*Securities with a market value of $1,052,240,000, which represented 4.49% of the net assets of the fund, transferred from Level 1 to Level 2 since the prior fiscal year-end, primarily due to significant market movements following the close of local trading.

International Growth and Income Fund
	Investment securities

	Level 1	Level 2	*	Level 3	Total

Assets:
Common stocks:
Consumer staples	$12,656	$26,554		—	$39,210
Consumer discretionary	1,451	26,399		—	27,850
Telecommunication services	2,012	23,278		—	25,290
Utilities	—	22,804		—	22,804
Industrials	2,346	18,323		—	20,669
Financials	2,406	16,543		—	18,949
Health care	3,819	13,827		—	17,646
Energy	—	13,778		—	13,778
Information technology	3,283	10,407		—	13,690
Materials	—	12,860		—	12,860
Miscellaneous	—	1,626		—	1,626
Bonds, notes & other debt instruments	—	10,691		—	10,691
Short-term securities	—	24,996		—	24,996

Total	$27,973	$222,086		—	$250,059

*Securities with a market value of $162,871,000, which represented 60.39% of the net assets of the fund, transferred from Level 1 to Level 2 since the prior fiscal year-end, primarily due to significant market movements following the close of local trading.

American Funds Insurance Series

Asset Allocation Fund
	Investment securities

	Level 1	Level 2	*	Level 3	Total

Assets:
Common stocks:
Financials	$1,217,982	$—		$—	$1,217,982
Consumer discretionary	1,018,919	186,194		—	1,205,113
Health care	1,193,582	—		—	1,193,582
Information technology	1,033,676	72,095		—	1,105,771
Energy	986,632	67,831		—	1,054,463
Industrials	801,033	—		21	801,054
Materials	563,391	80,320		—	643,711
Consumer staples	528,751	—		—	528,751
Utilities	381,668	—		—	381,668
Telecommunication services	103,414	—		—	103,414
Miscellaneous	428,659	74,358		—	503,017
Rights & warrants	—	1,432		—	1,432
Convertible securities	—	3,289		—	3,289
Bonds, notes & other debt instruments:
Mortgage-backed obligations	—	858,912		—	858,912
Bonds & notes of U.S. government & government agencies	—	775,610		—	775,610
Corporate bonds & notes	—	595,841		—	595,841
Other	—	380,268		—	380,268
Short-term securities	—	776,742		—	776,742

Total	$8,257,707	$3,872,892		$21	$12,130,620

*Securities with a market value of $334,345,000, which represented 2.83% of the net assets of the fund, transferred from Level 1 to Level 2 since the prior fiscal year-end, primarily due to significant market movements following the close of local trading.

Global Balanced Fund
	Investment securities

	Level 1	Level 2	*	Level 3	Total

Assets:
Common stocks:
Industrials	$4,112	$6,361		—	$10,473
Consumer discretionary	4,531	5,538		—	10,069
Consumer staples	3,349	5,178		—	8,527
Energy	5,976	2,403		—	8,379
Information technology	3,271	4,752		—	8,023
Health care	4,928	2,605		—	7,533
Financials	1,972	4,483		—	6,455
Materials	4,465	1,543		—	6,008
Telecommunication services	2,046	3,189		—	5,235
Utilities	—	1,323		—	1,323
Miscellaneous	—	671		—	671
Preferred securities	—	159		—	159
Convertible securities	—	1,143		—	1,143
Bonds, notes & other debt instruments:
Bonds & notes of governments & government agencies outside the U.S.	—	19,481		—	19,481
Corporate bonds & notes	—	10,022		—	10,022
Mortgage-backed obligations	—	6,892		—	6,892
Bonds & notes of U.S. government	—	6,569		—	6,569
Short-term securities	—	16,697		—	16,697

Total	$34,650	$99,009		—	$133,659

*Securities with a market value of $31,174,000, which represented 23.89% of the net assets of the fund, transferred from Level 1 to Level 2 since the prior fiscal year-end, primarily due to significant market movements following the close of local trading.

American Funds Insurance Series

	Other investments†

	Level 1	Level 2	Level 3		Total

Assets:
Unrealized appreciation on open forward currency contracts	—	$3	—		$3
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(14)	—		(14)

Total	—	$(11)	—		$(11)

†Forward currency contracts are not included in the investment portfolio.

Bond Fund
	Investment securities

	Level 1	Level 2	Level 3		Total

Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$3,587,260	$—		$3,587,260
Bonds & notes of U.S. government & government agencies	—	2,189,706	—		2,189,706
Corporate bonds & notes	—	441,683	—		441,683
Bonds & notes of governments & government agencies outside the U.S.	—	360,545	—		360,545
Other	—	2,145,693	—		2,145,693
Preferred securities	—	1,038	—		1,038
Common stocks	4	—	506		510
Short-term securities	—	1,694,735	—		1,694,735

Total	$4	$10,420,660	$506		$10,421,170

	Other investments*

	Level 1	Level 2	Level 3		Total

Assets:
Unrealized appreciation on open forward currency contracts	—	$281	—		$281
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(598)	—		(598)

Total	—	$(317)	—		$(317)

*Forward currency contracts are not included in the investment portfolio.

Global Bond Fund
	Investment securities

	Level 1	Level 2	Level 3		Total

Assets:
Bonds, notes & other debt instruments:
Euros	—	$337,839	—		$337,839
Japanese yen	—	319,217	—		319,217
Mexican pesos	—	86,932	—		86,932
South Korean won	—	80,983	—		80,983
Polish zloty	—	77,999	—		77,999
British pounds	—	75,314	—		75,314
Swedish kronor	—	73,369	—		73,369
Canadian dollars	—	40,204	—		40,204
Norwegian kroner	—	32,038	—		32,038
Malaysian ringgits	—	31,884	—		31,884
Other currencies	—	1,104,333	—		1,104,333
Common stocks	—	—	—	*	— *
Short-term securities	—	239,356	—		239,356

Total	—	$2,499,468	—	*	$2,499,468

*Amount less than one thousand.

American Funds Insurance Series

	Other investments†

	Level 1	Level 2	Level 3	Total

Assets:
Unrealized appreciation on open forward currency contracts	—	$238	—	$238
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(2,329)	—	(2,329)

Total	—	$(2,091)	—	$(2,091)

†Forward currency contracts are not included in the investment portfolio.

High-Income Bond Fund
	Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Bonds, notes & other debt instruments:
Corporate bonds & notes	$—	$1,669,945	$—	$1,669,945
Other	—	85,181	—	85,181
Convertible securities	—	2,898	—	2,898
Preferred securities	1,197	8,258	—	9,455
Common stocks	6,063	—	916	6,979
Rights & warrants	—	1,508	—	1,508
Short-term securities	—	123,869	—	123,869

Total	$7,260	$1,891,659	$916	$1,899,835

	Other investments*

	Level 1	Level 2	Level 3	Total

Liabilities:
Unrealized depreciation on open forward currency contracts	—	$(65)	—	$(65)

*Forward currency contracts are not included in the investment portfolio.

Mortgage Fund

At June 30, 2012, all of the fund’s investment securities were classified as Level 2.

U.S. Government/AAA-Rated Securities Fund

At June 30, 2012, all of the fund’s investment securities were classified as Level 2.

Cash Management Fund

At June 30, 2012, all of the fund’s investment securities were classified as Level 2.

American Funds Insurance Series

4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the funds may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the funds.

Investing in growth-oriented stocks — Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments. These risks may be heightened in the case of smaller capitalization stocks.

Investing in income-oriented stocks — Income provided by the funds may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the funds invest.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. In addition, the prices of these stocks may be more volatile than stocks of larger, more established companies.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations outside the U.S., may lose value because of political, social, economic or market developments in the countries or regions in which the issuer operates. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards than those in the U.S. The risks of investing outside the U.S. may be heightened in connection with investments in emerging and developing countries.

Investing in emerging and developing countries — Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, emerging and developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies or markets. Additionally, because these markets may not be as mature, there may be increased settlement risks for transactions in local securities.

Investing in bonds — Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the funds having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

Investing in lower rated bonds — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in debt securities rated Ba1 and BB+ or below by Nationally Recognized Statistical Rating Organizations.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

American Funds Insurance Series

Currency — The prices of, and the income generated by, most debt securities held by the funds may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of the funds’ securities denominated in such currencies would generally fall and vice versa. U.S. dollar-denominated securities of foreign issuers may also be affected by changes in relative currency values.

Investing in mortgage-related securities — Mortgage-related securities are subject to prepayment risk, as well as the risks associated with investing in debt securities in general. If interest rates fall and the loans underlying these securities are prepaid faster than expected, the funds may have to reinvest the prepaid principal in lower yielding securities, thus reducing the funds’ income. Conversely, if interest rates increase and the loans underlying the securities are prepaid more slowly than expected, the expected duration of the securities may be extended. This reduces the potential for the funds to invest the principal in higher yielding securities.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. The funds may also invest in debt securities and mortgage-backed securities issued by federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government. These securities are neither issued nor guaranteed by the U.S. government.

Investing in money market securities — The value and liquidity of the securities held by the funds may be affected by changing interest rates, changes in the credit quality of the issuers, changes in credit ratings of the securities and general market conditions. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the funds could cause the values of these securities to decline.

Concentration — The funds may be subject to additional risks because they invest in a more limited group of sectors and industries than the broad market.

Asset allocation — The funds’ percentage allocation to equity securities, debt securities and money market instruments could cause the funds to underperform relative to relevant benchmarks and other funds with similar investment objectives.

Non-diversification — As non-diversified funds, the funds have the ability to invest a larger percentage of their assets in the securities of a smaller number of issuers than diversified funds. Although the funds do not intend to limit their investments to the securities of a small number of issuers, if they were to do so, poor performance by a single large holding would adversely impact the funds’ investment results more than if the funds were invested in a larger number of issuers.

Management — The investment adviser to the funds actively manages the funds’ investments. Consequently, the funds are subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Some of the funds have entered into certain investment transactions and contracts as further described below.

Mortgage dollar rolls — Some of the funds have entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Risks may arise due to the delayed payment date and the potential inability of counterparties to complete the transaction. Mortgage dollar rolls are accounted for as purchase and sale transactions, which may increase the funds’ portfolio turnover rates.

Loan transactions — Some of the funds have entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

American Funds Insurance Series

Unfunded commitments — Some of the funds have participated in transactions that involve unfunded commitments, which may obligate them to lend additional sums based upon the terms of the loan agreement. As of June 30, 2012, the maximum exposure of unfunded loan commitments for Asset Allocation Fund, Bond Fund, Global Bond Fund and High-Income Bond Fund was $3,309,000, $851,000, $98,000 and $3,139,000, respectively, which would represent 0.03%, 0.01%, less than 0.01% and 0.16%, respectively, of the net assets of each fund should such commitments become due. Unrealized appreciation of $35,000, $9,000, $1,000 and $34,000, respectively, is included in net unrealized appreciation on investments in each fund’s statement of operations.

Forward currency contracts — Some of the funds have entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The series’ investment adviser uses forward currency contracts to manage the funds’ exposure to changes in exchange rates.

On a daily basis, the series’ investment adviser values forward currency contracts based on the applicable exchange rates and records unrealized appreciation or depreciation for open forward currency contracts in the statement of assets and liabilities. Realized gains or losses are recorded at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency. Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in each fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in each fund’s statement of operations. As of June 30, 2012, Global Small Capitalization Fund, International Fund, New World Fund, Global Balanced Fund, Bond Fund, Global Bond Fund and High-Income Bond Fund had open forward currency contracts to purchase or sell currencies.

Collateral — Upon entering into forward currency contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates. To reduce these risks, the funds have entered into a collateral program with certain counterparties. The program calls for the funds to either receive or pledge collateral based on the net gain or loss on unsettled forward currency contracts by counterparty. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligations.

6. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended June 30, 2012, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations. During the period, none of the funds incurred any interest or penalties.

The funds are not subject to examination by U.S. federal tax authorities for tax years before 2008. Global Balanced Fund and Mortgage Fund are not subject to examination by U.S. federal tax authorities for tax years before 2011, the year the funds commenced operations.

The funds are not subject to examination by state tax authorities for tax years before 2007. International Growth and Income Fund is not subject to examination by state tax authorities for tax years before 2008, the year the fund commenced operations. Global Balanced Fund and Mortgage Fund are not subject to examination by state tax authorities for tax years before 2011, the year the funds commenced operations.

The following funds are not subject to examination by tax authorities outside the U.S. for the years indicated: Global Discovery Fund, Global Growth Fund, Global Small Capitalization Fund, Growth Fund, International Fund and New World Fund for tax years before 2005; Global Growth and Income Fund for tax years before 2007; Growth-Income Fund for tax years before 2010; and Global Balanced Fund for tax years before 2011. All other funds are not subject to examination by tax authorities outside the U.S.

American Funds Insurance Series

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. Gains realized by the funds on the sale of securities in certain countries are subject to non-U.S. taxes. The funds record a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; deferred expenses; cost of investments sold; paydowns on fixed-income securities; net capital losses; non-U.S. taxes on capital gains; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

Dividends from net investment income and currency gains and distributions from short-term net realized gains, shown on the accompanying financial statements, are considered ordinary income distributions for tax purposes. Distributions from long-term net realized gains on the accompanying financial statements are considered long-term capital gain distributions for tax purposes.

As indicated in the tables below and on the following pages, some of the funds had capital loss carryforwards available at December 31, 2011. These will be used to offset any capital gains realized by the funds in future years through the expiration dates. Those funds will not make distributions from capital gains while capital loss carryforwards remain.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 31, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

The components of distributable earnings on a tax basis are reported as of December 31, 2011, the funds’ most recent year-end. Tax basis unrealized appreciation (depreciation) and cost of investment securities are reported as of June 30, 2012.

Additional tax basis disclosures are as follows:

	(dollars in thousands)

	Global Discovery Fund	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund

As of December 31, 2011:
Undistributed ordinary income	$208	$1,232	$42,063	$68,072	$5,374	$1,711
Late year ordinary loss deferral*	—	(3,861)	—	—	—	(1,998)
Post-October capital loss deferral*	(1,184)	(4,035)	—	—	(55,455)	(3,217)
Capital loss carryforward:
Expiring 2017	(22,556)	(687,769)	(354,503)	(3,345,036)	(1,057,173)	(59,199)
Expiring 2018	—	—	—	(12,099)	(84,504)	—

	$(22,556)	$(687,769)	$(354,503)	$(3,357,135)	$(1,141,677)	$(59,199)

As of June 30, 2012:
Gross unrealized appreciation on investment securities	$45,515	$1,199,904	$668,184	$7,117,399	$1,471,145	$462,306
Gross unrealized depreciation on investment securities	(10,489)	(239,126)	(540,861)	(756,842)	(700,767)	(143,418)

Net unrealized appreciation on investment securities	$35,026	$960,778	$127,323	$6,360,557	$770,378	$318,888

Cost of investment securities	$211,536	$3,947,691	$3,188,858	$17,810,874	$7,846,554	$1,919,756

See end of table for footnote.

American Funds Insurance Series

	(dollars in thousands)

	Blue Chip Income and Growth Fund	Global Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Asset Allocation Fund	Global Balanced Fund

As of December 31, 2011:
Undistributed ordinary income	$15,341	$11,232	$75,795	$—	$55,302	$57
Late year ordinary loss deferral*	—	—	—	(179)	(44)	—
Post-October capital loss deferral*	(120,720)	(4,662)	—	—	(3,783)	—
Capital loss carryforward: No expiration	—	—	—	(11,126)	—	(111)
Expiring 2016	(65,884)	(53,624)	—	—	—	—
Expiring 2017	(495,895)	(526,741)	(2,342,484)	—	(603,608)	—
Expiring 2018	—	(297)	(1,026,621)	—	(36,541)	—

	$(561,779)	$(580,662)	$(3,369,105)	$(11,126)	$(640,149)	$(111)

As of June 30, 2012:
Gross unrealized appreciation on investment securities	$852,716	$350,415	$5,579,407	$28,989	$2,060,095	$5,883
Gross unrealized depreciation on investment securities	(146,044)	(156,500)	(1,118,833)	(12,747)	(259,377)	(4,392)

Net unrealized appreciation on investment securities	$706,672	$193,915	$4,460,574	$16,242	$1,800,718	$1,491

Cost of investment securities	$4,000,743	$1,765,801	$18,985,910	$233,817	$10,329,902	$132,168

	(dollars in thousands)

	Bond Fund	Global Bond Fund	High- Income Bond Fund	Mortgage Fund	U.S. Government/ AAA-Rated Securities Fund	Cash Management Fund

As of December 31, 2011:
Undistributed ordinary income	$44,261	$30,369	$26,343	$290	$59,464	—
Undistributed long-term capital gain	—	11,244	—	—	59,913	—
Post-October capital loss deferral*	—	—	(412)	—	—	—
Capital loss carryforward:
Expiring 2016	—	—	(26,506)	—	—	—
Expiring 2017	(96,778)	—	(113,685)	—	—	—

	$(96,778)	$—	$(140,191)	$—	$—	—

As of June 30, 2012:
Gross unrealized appreciation on investment securities	$384,614	$90,894	$87,486	$1,316	$109,093	$12
Gross unrealized depreciation on investment securities	(34,737)	(20,890)	(91,687)	(46)	(224)	(2)

Net unrealized appreciation (depreciation) on investment securities	$349,877	$70,004	$(4,201)	$1,270	$108,869	$10

Cost of investment securities	$10,071,293	$2,429,464	$1,904,036	$136,695	$4,755,320	$554,477

*These deferrals are considered incurred in the subsequent year.

American Funds Insurance Series

7. Fees and transactions with related parties

CRMC, the series’ investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the distributor of the series’ shares, and American Funds Service Company® (“AFS”), the series’ transfer agent.

Investment advisory services — The aggregate fee of $199,045,000 for management services was incurred by the series pursuant to an agreement with CRMC. The Investment Advisory and Service Agreement provides for monthly fees accrued daily. These fees are based on annual rates that generally decrease as average net asset levels increase.

The range of rates and asset levels and the current annualized rates of average net assets for each fund are as follows:

	Rates		Net asset level (in billions)		Annualized rates for the six months ended June 30, 2012

Fund	Beginning with	Ending with	Up to	In excess of

Global Discovery Fund	.580%	.440%	$.5	$1.0	.58%
Global Growth Fund	.690	.460	.6	5.0	.53
Global Small Capitalization Fund	.800	.635	.6	5.0	.71
Growth Fund	.500	.280	.6	34.0	.32
International Fund	.690	.430	.5	21.0	.49
New World Fund	.850	.620	.5	2.5	.74
Blue Chip Income and Growth Fund	.500	.370	.6	4.0	.41
Global Growth and Income Fund	.690	.480	.6	3.0	.59
Growth-Income Fund	.500	.219	.6	34.0	.27
International Growth and Income Fund	.690	.530	.5	1.0	.69
Asset Allocation Fund	.500	.250	.6	8.0	.29
Global Balanced Fund	.660	.510	.5	1.0	.66
Bond Fund	.480	.330	.6	8.0	.37
Global Bond Fund	.570	.500	1.0	1.0	.53
High-Income Bond Fund	.500	.420	.6	2.0	.46
Mortgage Fund	.420	.290	.6	3.0	.42
U.S. Government/AAA-Rated Securities Fund	.420	.290	.6	3.0	.33
Cash Management Fund	.320	.270	1.0	2.0	.32

Distribution services — The series has plans of distribution for Class 2 and 3 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for annual expenses, based on average daily net assets, of 0.25% for Class 2 and 0.18% for Class 3 to pay service fees to firms that have entered into agreements with the series. During the six months ended June 30, 2012, distribution expenses under the plans for the series aggregated $82,111,000 for Class 2 and $459,000 for Class 3. Class 1 shares have not adopted a plan of distribution.

Transfer agent services — The aggregate fee of $2,000 was incurred during the six months ended June 30, 2012, pursuant to an agreement with AFS. Under this agreement, the series compensates AFS for transfer agent services, including recordkeeping, shareholder communications and transaction processing.

Administrative services — The board of trustees approved an administrative services agreement with CRMC effective January 1, 2012. Under this agreement, each share class pays an annual fee of 0.01% based on its respective average daily net assets to compensate CRMC for providing administrative services. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third-parties that provide services to fund shareholders. For the six months ended June 30, 2012, the aggregate administrative services fee was $5,302,000.

American Funds Insurance Series

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in one or more of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected funds. Trustees’ compensation, shown on the accompanying financial statements, includes current fees (either paid in cash or deferred) and a net increase in the value of the deferred amounts as follows (dollars in thousands):

Fund	Current fees		Increase in value of deferred amounts		Total trustees’ compensation

Global Discovery Fund	$1		$—	*	$1
Global Growth Fund	26		1		27
Global Small Capitalization Fund	18		—	*	18
Growth Fund	133		10		143
International Fund	47		5		52
New World Fund	12		—	*	12
Blue Chip Income and Growth Fund	23		1		24
Global Growth and Income Fund	11		—	*	11
Growth-Income Fund	124		12		136
International Growth and Income Fund	1		—	*	1
Asset Allocation Fund	60		3		63
Global Balanced Fund	1		—	*	1
Bond Fund	50		1		51
Global Bond Fund	12		—	*	12
High-Income Bond Fund	10		1		11
Mortgage Fund	—	*	—	*	—	*
U.S. Government/AAA-Rated Securities Fund	20		1		21
Cash Management Fund	3		1		4

*Amount less than one thousand.

Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the series.

American Funds Insurance Series

8. Investment transactions and other disclosures

The following tables present additional information for the six months ended June 30, 2012:

	(dollars in thousands)

	Global Discovery Fund	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund

Purchases of investment securities*	$29,851	$348,844	$798,600	$2,072,197	$711,338	$404,278
Sales of investment securities*	37,628	615,248	561,597	4,546,741	855,183	324,180
Non-U.S. taxes paid on dividend income	93	4,797	1,298	4,871	15,945	2,371
Non-U.S. taxes paid on interest income	—	—	—	—	—	54
Non-U.S. taxes paid (refunded) on realized gains	—	—	268	—	84	(118)
Non-U.S. taxes provided on unrealized gains	—	40	—	—	—	572
Dividends from affiliated issuers	—	—	—	322	—	—
Net realized (loss) gain from affiliated issuers	—	—	(7,701)	20,726	—	—

	(dollars in thousands)

	Blue Chip Income and Growth Fund	Global Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Asset Allocation Fund	Global Balanced Fund

Purchases of investment securities*	$806,170	$224,286	$3,022,096	$41,226	$3,438,796	$60,771
Sales of investment securities*	886,373	378,130	4,046,301	39,211	3,487,517	35,373
Non-U.S. taxes paid on dividend income	428	2,065	4,689	502	2,591	100
Non-U.S. taxes paid on interest income	—	—	—	—	—	2
Non-U.S. taxes paid on realized gains	—	—	—	2	—	—
Dividends from affiliated issuers	—	329	1,607	—	—	—

	(dollars in thousands)

	Bond Fund	Global Bond Fund	High- Income Bond Fund		Mortgage Fund	U.S. Government/ AAA-Rated Securities Fund

Purchases of investment securities*	$10,363,483	$1,678,637	$390,190		$247,971	$6,605,792
Sales of investment securities*	10,372,660	1,535,460	398,810		213,383	6,642,784
Non-U.S. taxes paid on interest income	10	134	—	†	—	—

*Excludes short-term securities and U.S. government obligations, if any.

†Amount less than one thousand.

9. Ownership concentration

At June 30, 2012, CRMC held aggregate ownership of the outstanding shares of Global Balanced Fund of 22%. The ownership represents the seed money invested in the fund when it began operations on May 2, 2011.

American Funds Insurance Series

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions

Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waiver		Ratio of expenses to average net assets after waiver[2]		Ratio of net income to average net assets[2]

Global Discovery Fund

Class 1
6/30/12[3,4]	$11.35	$.05	$1.28	$1.33	$(.01)	$—	$(.01)	$12.67	11.82%	$30.61%[5]			.61%[5]		.83%[5]
12/31/11	12.28	.07	(.92)	(.85)	(.08)	—	(.08)	11.35	(6.91)	27.60			.60		.58
12/31/10	11.20	.10	1.07	1.17	(.09)	—	(.09)	12.28	10.43	31.61			.61		.87
12/31/09	7.45	.05	3.78	3.83	(.08)	—	(.08)	11.20	51.49	31.61			.61		.59
12/31/08	14.09	.15	(6.37)	(6.22)	(.12)	(.30)	(.42)	7.45	(45.02)	18.60			.55		1.33
12/31/07	13.05	.17	2.07	2.24	(.16)	(1.04)	(1.20)	14.09	17.55	35.60			.54		1.25
Class 2
6/30/12[3,4]	11.30	.04	1.27	1.31	(.01)	—	(.01)	12.60	11.69	218.86		[5]	.86	[5]	.57	[5]
12/31/11	12.22	.04	(.91)	(.87)	(.05)	—	(.05)	11.30	(7.13)	202.85			.85		.33
12/31/10	11.15	.07	1.06	1.13	(.06)	—	(.06)	12.22	10.14	217.86			.86		.62
12/31/09	7.43	.03	3.74	3.77	(.05)	—	(.05)	11.15	50.91	192.86			.86		.36
12/31/08	14.02	.12	(6.32)	(6.20)	(.09)	(.30)	(.39)	7.43	(45.09)	131.85			.80		1.08
12/31/07	13.00	.14	2.05	2.19	(.13)	(1.04)	(1.17)	14.02	17.22	240.85			.79		.98

Global Growth Fund

Class 1
6/30/12[3,4]	$19.40	$.19	$1.57	$1.76	$(.01)	$—	$(.01)	$21.15	9.08%	$1,358.56%[5]			.56%[5]		1.77%[5]
12/31/11	21.61	.29	(2.16)	(1.87)	(.34)	—	(.34)	19.40	(8.66)	1,277.55			.55		1.37
12/31/10	19.61	.30	2.04	2.34	(.34)	—	(.34)	21.61	12.04	1,227.56			.56		1.54
12/31/09	13.96	.26	5.67	5.93	(.28)	—	(.28)	19.61	42.58	1,037.56			.56		1.59
12/31/08	25.15	.47	(9.50)	(9.03)	(.41)	(1.75)	(2.16)	13.96	(38.23)	675.55			.50		2.37
12/31/07	23.44	.51	2.98	3.49	(.76)	(1.02)	(1.78)	25.15	15.16	684.55			.50		2.06
Class 2
6/30/12[3,4]	19.29	.16	1.56	1.72	— [6]	—	— [6]	21.01	8.93	3,587.81		[5]	.81	[5]	1.51	[5]
12/31/11	21.48	.24	(2.15)	(1.91)	(.28)	—	(.28)	19.29	(8.89)	3,535.80			.80		1.13
12/31/10	19.50	.25	2.03	2.28	(.30)	—	(.30)	21.48	11.75	4,308.81			.81		1.30
12/31/09	13.88	.22	5.64	5.86	(.24)	—	(.24)	19.50	42.30	4,100.82			.82		1.36
12/31/08	25.00	.42	(9.43)	(9.01)	(.36)	(1.75)	(2.11)	13.88	(38.39)	3,198.80			.75		2.12
12/31/07	23.29	.45	2.95	3.40	(.67)	(1.02)	(1.69)	25.00	14.85	5,180.80			.75		1.84

Global Small Capitalization Fund

Class 1
6/30/12[3,4]	$17.28	$.05	$1.06	$1.11	$(.23)	$—	$(.23)	$18.16	6.38%	$876.75%[5]			.75%[5]		.52%[5]
12/31/11	21.67	.07	(4.14)	(4.07)	(.32)	—	(.32)	17.28	(18.94)	795.74			.74		.36
12/31/10	18.00	.13	3.91	4.04	(.37)	—	(.37)	21.67	22.76	818.75			.75		.69
12/31/09	11.18	.09	6.80	6.89	(.07)	—	(.07)	18.00	61.63	604.76			.76		.61
12/31/08	27.20	.19	(13.33)	(13.14)	—	(2.88)	(2.88)	11.18	(53.39)	306.74			.67		1.01
12/31/07	24.87	.12	5.27	5.39	(.90)	(2.16)	(3.06)	27.20	21.73	369.73			.66		.45
Class 2
6/30/12[3,4]	17.04	.02	1.05	1.07	(.23)	—	(.23)	17.88	6.25	2,494	1.00	[5]	1.00	[5]	.25	[5]
12/31/11	21.35	.02	(4.06)	(4.04)	(.27)	—	(.27)	17.04	(19.14)	2,450.99			.99		.10
12/31/10	17.74	.08	3.86	3.94	(.33)	—	(.33)	21.35	22.41	3,189	1.00		1.00		.45
12/31/09	11.03	.05	6.70	6.75	(.04)	—	(.04)	17.74	61.30	2,678	1.01		1.01		.36
12/31/08	26.95	.14	(13.18)	(13.04)	—	(2.88)	(2.88)	11.03	(53.52)	1,748.99			.92		.70
12/31/07	24.64	.05	5.22	5.27	(.80)	(2.16)	(2.96)	26.95	21.43	3,975.98			.91		.20

See end of table for footnotes.

American Funds Insurance Series

		Income (loss) from investment operations[1]			Dividends and distributions

Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waiver		Ratio of expenses to average net assets after waiver[2]		Ratio of net income to average net assets[2]

Growth Fund

Class 1
6/30/12[3,4]	$52.07	$.22	$4.11	$4.33	$(.17)	$—	$(.17)	$56.23	8.32%	$7,238.35%[5]			.35%[5]		.76%[5]
12/31/11	54.78	.45	(2.68)	(2.23)	(.48)	—	(.48)	52.07	(4.06)	7,426.34			.34		.81
12/31/10	46.45	.49	8.32	8.81	(.48)	—	(.48)	54.78	19.01	8,011.34			.34		1.02
12/31/09	33.51	.35	12.94	13.29	(.35)	—	(.35)	46.45	39.74	6,565.35			.35		.91
12/31/08	67.22	.63	(27.52)	(26.89)	(.56)	(6.26)	(6.82)	33.51	(43.83)	4,768.33			.30		1.23
12/31/07	64.51	.68	7.44	8.12	(.68)	(4.73)	(5.41)	67.22	12.64	5,051.33			.30		1.00
Class 2
6/30/12[3,4]	51.68	.14	4.08	4.22	(.15)	—	(.15)	55.75	8.19	16,716.60		[5]	.60	[5]	.51	[5]
12/31/11	54.35	.30	(2.63)	(2.33)	(.34)	—	(.34)	51.68	(4.27)	16,701.59			.59		.55
12/31/10	46.10	.36	8.24	8.60	(.35)	—	(.35)	54.35	18.68	19,896.59			.59		.76
12/31/09	33.27	.25	12.84	13.09	(.26)	—	(.26)	46.10	39.41	18,201.60			.60		.66
12/31/08	66.72	.50	(27.27)	(26.77)	(.42)	(6.26)	(6.68)	33.27	(43.97)	13,383.58			.55		.95
12/31/07	64.08	.50	7.39	7.89	(.52)	(4.73)	(5.25)	66.72	12.35	25,359.58			.55		.74
Class 3
6/30/12[3,4]	52.13	.17	4.11	4.28	(.16)	—	(.16)	56.25	8.20	188.53		[5]	.53	[5]	.58	[5]
12/31/11	54.82	.34	(2.66)	(2.32)	(.37)	—	(.37)	52.13	(4.21)	189.52			.52		.62
12/31/10	46.49	.40	8.31	8.71	(.38)	—	(.38)	54.82	18.76	232.52			.52		.82
12/31/09	33.54	.28	12.95	13.23	(.28)	—	(.28)	46.49	39.51	230.53			.53		.72
12/31/08	67.21	.54	(27.50)	(26.96)	(.45)	(6.26)	(6.71)	33.54	(43.93)	198.51			.48		1.02
12/31/07	64.50	.55	7.45	8.00	(.56)	(4.73)	(5.29)	67.21	12.44	425.51			.48		.81

International Fund

Class 1
6/30/12[3,4]	$15.21	$.22	$.48	$.70	$(.02)	$—	$(.02)	$15.89	4.57%	$3,433.54%[5]			.54%[5]		2.72%[5]
12/31/11	18.05	.35	(2.84)	(2.49)	(.35)	—	(.35)	15.21	(13.76)	3,314.53			.53		2.03
12/31/10	17.17	.28	.99	1.27	(.39)	—	(.39)	18.05	7.52	3,490.53			.53		1.69
12/31/09	12.22	.24	5.04	5.28	(.25)	(.08)	(.33)	17.17	43.50	2,851.54			.54		1.70
12/31/08	24.81	.43	(9.88)	(9.45)	(.40)	(2.74)	(3.14)	12.22	(42.01)	1,864.52			.48		2.42
12/31/07	22.01	.43	3.95	4.38	(.41)	(1.17)	(1.58)	24.81	20.30	1,708.52			.47		1.82
Class 2
6/30/12[3,4]	15.16	.20	.47	.67	(.01)	—	(.01)	15.82	4.41	5,180.79		[5]	.79	[5]	2.46	[5]
12/31/11	17.98	.31	(2.82)	(2.51)	(.31)	—	(.31)	15.16	(13.96)	5,210.78			.78		1.81
12/31/10	17.11	.24	.98	1.22	(.35)	—	(.35)	17.98	7.23	6,615.78			.78		1.46
12/31/09	12.19	.21	5.01	5.22	(.22)	(.08)	(.30)	17.11	43.07	6,411.79			.79		1.48
12/31/08	24.72	.41	(9.85)	(9.44)	(.35)	(2.74)	(3.09)	12.19	(42.12)	4,901.77			.72		2.16
12/31/07	21.94	.36	3.94	4.30	(.35)	(1.17)	(1.52)	24.72	20.02	9,719.77			.72		1.55
Class 3
6/30/12[3,4]	15.23	.20	.47	.67	(.01)	—	(.01)	15.89	4.40	42.72		[5]	.72	[5]	2.52	[5]
12/31/11	18.05	.33	(2.83)	(2.50)	(.32)	—	(.32)	15.23	(13.85)	43.71			.71		1.90
12/31/10	17.18	.26	.97	1.23	(.36)	—	(.36)	18.05	7.26	61.71			.71		1.54
12/31/09	12.23	.22	5.04	5.26	(.23)	(.08)	(.31)	17.18	43.25	68.72			.72		1.54
12/31/08	24.80	.43	(9.90)	(9.47)	(.36)	(2.74)	(3.10)	12.23	(42.10)	57.70			.65		2.25
12/31/07	22.00	.39	3.94	4.33	(.36)	(1.17)	(1.53)	24.80	20.10	123.70			.65		1.64

American Funds Insurance Series

		Income (loss) from investment operations[1]			Dividends and distributions

Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waiver		Ratio of expenses to average net assets after waiver[2]		Ratio of net income to average net assets[2]

New World Fund

Class 1
6/30/12[3,4]	$19.65	$.20	$.75	$.95	$(.02)	$—	$(.02)	$20.58	4.84%	$939.79%[5]			.79%[5]		1.94%[5]
12/31/11	23.28	.36	(3.55)	(3.19)	(.44)	—	(.44)	19.65	(13.75)	826.78			.78		1.62
12/31/10	20.04	.37	3.25	3.62	(.38)	—	(.38)	23.28	18.20	774.80			.80		1.76
12/31/09	13.57	.34	6.42	6.76	(.29)	—	(.29)	20.04	49.95	500.82			.82		2.02
12/31/08	25.88	.43	(10.68)	(10.25)	(.36)	(1.70)	(2.06)	13.57	(42.20)	253.81			.73		2.18
12/31/07	21.56	.46	6.25	6.71	(.83)	(1.56)	(2.39)	25.88	32.53	261.82			.74		1.92
Class 2
6/30/12[3,4]	19.50	.17	.75	.92	(.01)	—	(.01)	20.41	4.73	1,322	1.04	[5]	1.04	[5]	1.65	[5]
12/31/11	23.09	.30	(3.51)	(3.21)	(.38)	—	(.38)	19.50	(13.95)	1,350	1.03		1.03		1.37
12/31/10	19.89	.31	3.22	3.53	(.33)	—	(.33)	23.09	17.87	1,739	1.05		1.05		1.52
12/31/09	13.47	.29	6.38	6.67	(.25)	—	(.25)	19.89	49.65	1,492	1.07		1.07		1.78
12/31/08	25.69	.40	(10.62)	(10.22)	(.30)	(1.70)	(2.00)	13.47	(42.37)	1,044	1.06		.98		1.94
12/31/07	21.40	.40	6.20	6.60	(.75)	(1.56)	(2.31)	25.69	32.21	1,875	1.07		.99		1.69

Blue Chip Income and Growth Fund

Class 1
6/30/12[3,4]	$9.00	$.11	$.67	$.78	$(.04)	$—	$(.04)	$9.74	8.62%	$1,249.43%[5]			.43%[5]		2.31%[5]
12/31/11	9.25	.19	(.25)	(.06)	(.19)	—	(.19)	9.00	(.63)	992.42			.42		2.08
12/31/10	8.37	.18	.87	1.05	(.17)	—	(.17)	9.25	12.61	674.44			.44		2.10
12/31/09	6.67	.16	1.71	1.87	(.17)	—	(.17)	8.37	28.18	408.44			.44		2.26
12/31/08	11.53	.22	(4.22)	(4.00)	(.21)	(.65)	(.86)	6.67	(36.30)	220.43			.39		2.48
12/31/07	11.97	.24	.07	.31	(.36)	(.39)	(.75)	11.53	2.25	143.42			.38		1.95
Class 2
6/30/12[3,4]	8.93	.10	.66	.76	(.03)	—	(.03)	9.66	8.53	3,433.68		[5]	.68	[5]	2.06	[5]
12/31/11	9.18	.17	(.26)	(.09)	(.16)	—	(.16)	8.93	(.90)	3,340.67			.67		1.83
12/31/10	8.31	.16	.86	1.02	(.15)	—	(.15)	9.18	12.33	3,677.69			.69		1.87
12/31/09	6.62	.14	1.70	1.84	(.15)	—	(.15)	8.31	27.97	3,344.69			.69		2.06
12/31/08	11.45	.19	(4.18)	(3.99)	(.19)	(.65)	(.84)	6.62	(36.50)	2,602.68			.64		2.10
12/31/07	11.87	.21	.07	.28	(.31)	(.39)	(.70)	11.45	2.03	4,274.67			.63		1.70

Global Growth and Income Fund

Class 1
6/30/12[3,4]	$9.20	$.13	$.41	$.54	$(.06)	$—	$(.06)	$9.68	5.87%	$166.62%[5]			.62%[5]		2.78%[5]
12/31/11	9.96	.28	(.75)	(.47)	(.29)	—	(.29)	9.20	(4.68)	161.61			.61		2.86
12/31/10	9.14	.23	.85	1.08	(.26)	—	(.26)	9.96	12.02	171.61			.61		2.54
12/31/09	6.68	.20	2.47	2.67	(.21)	—	(.21)	9.14	40.11	160.63			.63		2.63
12/31/08	11.78	.28	(5.09)	(4.81)	(.22)	(.07)	(.29)	6.68	(41.06)	95.62			.56		3.00
12/31/07	10.98	.28	1.14	1.42	(.22)	(.40)	(.62)	11.78	13.04	79.71			.58		2.37
Class 2
6/30/12[3,4]	9.19	.12	.40	.52	(.06)	—	(.06)	9.65	5.61	1,807.87		[5]	.87	[5]	2.52	[5]
12/31/11	9.94	.25	(.74)	(.49)	(.26)	—	(.26)	9.19	(4.85)	1,839.86			.86		2.60
12/31/10	9.12	.21	.85	1.06	(.24)	—	(.24)	9.94	11.78	2,130.86			.86		2.28
12/31/09	6.67	.18	2.46	2.64	(.19)	—	(.19)	9.12	39.72	1,951.88			.88		2.42
12/31/08	11.75	.26	(5.07)	(4.81)	(.20)	(.07)	(.27)	6.67	(41.17)	1,529.86			.81		2.73
12/31/07	10.97	.25	1.13	1.38	(.20)	(.40)	(.60)	11.75	12.67	1,997.96			.83		2.11

See end of table for footnotes.

American Funds Insurance Series

		Income (loss) from investment operations[1]			Dividends and distributions

Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waiver		Ratio of expenses to average net assets after waiver[2]		Ratio of net income to average net assets[2]

Growth-Income Fund

Class 1
6/30/12[3,4]	$33.27	$.33	$2.53	$2.86	$(.13)	$—	$(.13)	$36.00	8.58%	$9,895.29%[5]			.29%[5]		1.83%[5]
12/31/11	34.47	.61	(1.18)	(.57)	(.63)	—	(.63)	33.27	(1.60)	9,496.28			.28		1.77
12/31/10	31.37	.56	3.10	3.66	(.56)	—	(.56)	34.47	11.72	9,370.29			.29		1.76
12/31/09	24.25	.49	7.13	7.62	(.50)	—	(.50)	31.37	31.54	8,142.29			.29		1.83
12/31/08	42.52	.69	(15.91)	(15.22)	(.69)	(2.36)	(3.05)	24.25	(37.68)	5,034.28			.25		2.03
12/31/07	42.43	.80	1.51	2.31	(.77)	(1.45)	(2.22)	42.52	5.32	5,618.27			.25		1.82
Class 2
6/30/12[3,4]	33.07	.28	2.52	2.80	(.11)	—	(.11)	35.76	8.47	13,391.54		[5]	.54	[5]	1.58	[5]
12/31/11	34.25	.52	(1.16)	(.64)	(.54)	—	(.54)	33.07	(1.83)	13,235.53			.53		1.52
12/31/10	31.18	.48	3.07	3.55	(.48)	—	(.48)	34.25	11.43	16,668.54			.54		1.52
12/31/09	24.11	.42	7.09	7.51	(.44)	—	(.44)	31.18	31.24	16,220.54			.54		1.60
12/31/08	42.26	.60	(15.80)	(15.20)	(.59)	(2.36)	(2.95)	24.11	(37.85)	13,046.53			.50		1.75
12/31/07	42.19	.68	1.50	2.18	(.66)	(1.45)	(2.11)	42.26	5.04	23,243.52			.50		1.57
Class 3
6/30/12[3,4]	33.30	.29	2.54	2.83	(.11)	—	(.11)	36.02	8.51	171.47		[5]	.47	[5]	1.65	[5]
12/31/11	34.49	.55	(1.18)	(.63)	(.56)	—	(.56)	33.30	(1.77)	172.46			.46		1.59
12/31/10	31.39	.50	3.09	3.59	(.49)	—	(.49)	34.49	11.50	209.47			.47		1.59
12/31/09	24.27	.45	7.12	7.57	(.45)	—	(.45)	31.39	31.30	225.47			.47		1.68
12/31/08	42.51	.64	(15.90)	(15.26)	(.62)	(2.36)	(2.98)	24.27	(37.78)	205.46			.43		1.83
12/31/07	42.42	.73	1.50	2.23	(.69)	(1.45)	(2.14)	42.51	5.12	405.45			.43		1.64

International Growth and Income Fund

Class 1
6/30/12[3,4]	$13.40	$.28	$.58	$.86	$—	$—	$—	$14.26	6.42%	$56.74%[5]			.74%[5]		3.92%[5]
12/31/11	15.25	.47	(1.77)	(1.30)	(.44)	(.11)	(.55)	13.40	(8.51)	35.73			.73		3.17
12/31/10	14.92	.38	.68	1.06	(.33)	(.40)	(.73)	15.25	7.24	32.74			.74		2.61
12/31/09	10.92	.36	4.04	4.40	(.19)	(.21)	(.40)	14.92	40.38	28.74			.74		2.74
12/31/08[7]	10.00	.01	.92	.93	(.01)	—	(.01)	10.92	9.28	12.09			.08		.14
Class 2
6/30/12[3,4]	13.37	.26	.58	.84	—	—	—	14.21	6.28	214.99		[5]	.99	[5]	3.64	[5]
12/31/11	15.21	.42	(1.75)	(1.33)	(.40)	(.11)	(.51)	13.37	(8.71)	199.98			.98		2.89
12/31/10	14.90	.35	.67	1.02	(.31)	(.40)	(.71)	15.21	6.92	180.99			.99		2.37
12/31/09	10.92	.26	4.10	4.36	(.17)	(.21)	(.38)	14.90	40.04	99.99			.99		1.89
12/31/08[7]	10.00	.01	.92	.93	(.01)	—	(.01)	10.92	9.27	4.11			.11		.05

Asset Allocation Fund

Class 1
6/30/12[3,4]	$16.17	$.18	$1.12	$1.30	$(.09)	$—	$(.09)	$17.38	8.01%	$6,578.31%[5]			.31%[5]		2.06%[5]
12/31/11	16.28	.37	(.12)	.25	(.36)	—	(.36)	16.17	1.56	5,932.31			.31		2.25
12/31/10	14.75	.35	1.52	1.87	(.34)	—	(.34)	16.28	12.75	5,235.31			.31		2.33
12/31/09	12.16	.35	2.59	2.94	(.35)	—	(.35)	14.75	24.27	4,151.32			.32		2.65
12/31/08	18.51	.47	(5.70)	(5.23)	(.45)	(.67)	(1.12)	12.16	(29.30)	2,243.32			.29		2.98
12/31/07	18.34	.51	.75	1.26	(.45)	(.64)	(1.09)	18.51	6.82	1,927.32			.29		2.69
Class 2
6/30/12[3,4]	16.06	.15	1.11	1.26	(.08)	—	(.08)	17.24	7.90	5,182.56		[5]	.56	[5]	1.81	[5]
12/31/11	16.17	.33	(.13)	.20	(.31)	—	(.31)	16.06	1.30	5,151.56			.56		1.99
12/31/10	14.65	.31	1.51	1.82	(.30)	—	(.30)	16.17	12.50	5,689.57			.57		2.08
12/31/09	12.08	.32	2.56	2.88	(.31)	—	(.31)	14.65	23.98	5,537.58			.58		2.45
12/31/08	18.39	.43	(5.66)	(5.23)	(.41)	(.67)	(1.08)	12.08	(29.51)	4,822.57			.54		2.70
12/31/07	18.23	.47	.74	1.21	(.41)	(.64)	(1.05)	18.39	6.55	7,308.57			.54		2.45
Class 3
6/30/12[3,4]	16.18	.16	1.12	1.28	(.08)	—	(.08)	17.38	7.91	38.49		[5]	.49	[5]	1.88	[5]
12/31/11	16.29	.34	(.13)	.21	(.32)	—	(.32)	16.18	1.36	38.49			.49		2.05
12/31/10	14.75	.32	1.53	1.85	(.31)	—	(.31)	16.29	12.62	44.50			.50		2.15
12/31/09	12.17	.33	2.57	2.90	(.32)	—	(.32)	14.75	23.95	44.51			.51		2.53
12/31/08	18.50	.44	(5.68)	(5.24)	(.42)	(.67)	(1.09)	12.17	(29.39)	41.50			.47		2.77
12/31/07	18.34	.48	.74	1.22	(.42)	(.64)	(1.06)	18.50	6.56	71.50			.47		2.52

American Funds Insurance Series

		Income (loss) from investment operations[1]			Dividends and distributions

Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waiver		Ratio of expenses to average net assets after waiver[2]		Ratio of net income to average net assets[2]

Global Balanced Fund

Class 1
6/30/12[3,4]	$9.35	$.10	$.34	$.44	$(.01)	$—	$(.01)	$9.78	4.65%	$29.72%[5]			.72%[5]		2.16%[5]
12/31/11[8]	10.00	.13	(.72)	(.59)	(.06)	—	(.06)	9.35	(5.89)	28.69		[5]	.69	[5]	1.99	[5]
Class 2
6/30/12[3,4]	9.35	.09	.33	.42	(.01)	—	(.01)	9.76	4.44	101.97		[5]	.97	[5]	1.95	[5]
12/31/11[8]	10.00	.09	(.69)	(.60)	(.05)	—	(.05)	9.35	(5.97)	72.94		[5]	.94	[5]	1.45	[5]

Bond Fund

Class 1
6/30/12[3,4]	$10.99	$.13	$.22	$.35	$(.06)	$—	$(.06)	$11.28	3.17%	$3,997.39%[5]			.39%[5]		2.40%[5]
12/31/11	10.67	.32	.36	.68	(.36)	—	(.36)	10.99	6.41	4,354.38			.38		2.89
12/31/10	10.33	.33	.36	.69	(.35)	—	(.35)	10.67	6.73	4,768.38			.38		3.03
12/31/09	9.45	.42	.80	1.22	(.34)	—	(.34)	10.33	12.83	3,775.39			.39		4.19
12/31/08	11.14	.61	(1.64)	(1.03)	(.63)	(.03)	(.66)	9.45	(9.16)	2,090.40			.36		5.84
12/31/07	11.64	.65	(.24)	.41	(.91)	—	(.91)	11.14	3.66	436.41			.37		5.59
Class 2
6/30/12[3,4]	10.87	.12	.21	.33	(.05)	—	(.05)	11.15	3.06	5,071.64		[5]	.64	[5]	2.14	[5]
12/31/11	10.56	.29	.35	.64	(.33)	—	(.33)	10.87	6.10	4,984.63			.63		2.64
12/31/10	10.23	.30	.36	.66	(.33)	—	(.33)	10.56	6.44	5,074.63			.63		2.79
12/31/09	9.36	.40	.79	1.19	(.32)	—	(.32)	10.23	12.61	4,635.64			.64		4.00
12/31/08	11.03	.59	(1.63)	(1.04)	(.60)	(.03)	(.63)	9.36	(9.35)	3,432.65			.61		5.53
12/31/07	11.53	.61	(.24)	.37	(.87)	—	(.87)	11.03	3.33	4,679.66			.62		5.34

Global Bond Fund

Class 1
6/30/12[3,4]	$11.96	$.15	$.21	$.36	$(.11)	$(.11)	$(.22)	$12.10	2.99%	$720.57%[5]			.57%[5]		2.49%[5]
12/31/11	11.82	.36	.22	.58	(.37)	(.07)	(.44)	11.96	4.86	619.56			.56		2.97
12/31/10	11.57	.41	.21	.62	(.37)	—	(.37)	11.82	5.44	325.57			.57		3.42
12/31/09	10.68	.45	.62	1.07	(.18)	—	(.18)	11.57	10.04	162.59			.59		4.06
12/31/08	10.83	.48	(.09)	.39	(.54)	— [6]	(.54)	10.68	3.60	111.59			.53		4.36
12/31/07	10.18	.49	.47	.96	(.31)	—	(.31)	10.83	9.54	28.61			.55		4.61
Class 2
6/30/12[3,4]	11.91	.14	.20	.34	(.10)	(.11)	(.21)	12.04	2.88	1,659.82		[5]	.82	[5]	2.24	[5]
12/31/11	11.78	.33	.21	.54	(.34)	(.07)	(.41)	11.91	4.54	1,639.81			.81		2.75
12/31/10	11.53	.38	.22	.60	(.35)	—	(.35)	11.78	5.23	1,497.83			.83		3.21
12/31/09	10.66	.42	.61	1.03	(.16)	—	(.16)	11.53	9.69	1,203.84			.84		3.79
12/31/08	10.81	.44	(.07)	.37	(.52)	— [6]	(.52)	10.66	3.48	802.84			.79		4.06
12/31/07	10.17	.47	.47	.94	(.30)	—	(.30)	10.81	9.23	279.86			.80		4.41

See end of table for footnotes.

American Funds Insurance Series

		Income (loss) from investment operations[1]			Dividends and distributions

Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waiver		Ratio of expenses to average net assets after waiver[2]		Ratio of net income (loss) to average net assets[2]

High-Income Bond Fund

Class 1
6/30/12[3,4]	$10.54	$.41	$.24	$.65	$(.15)	$—	$(.15)	$11.04	6.22%	$827.48%[5]			.48%[5]		7.51%[5]
12/31/11	11.20	.88	(.64)	.24	(.90)	—	(.90)	10.54	2.18	787.47			.47		7.70
12/31/10	10.49	.91	.68	1.59	(.88)	—	(.88)	11.20	15.38	769.48			.48		8.15
12/31/09	8.05	.75	2.41	3.16	(.72)	—	(.72)	10.49	39.45	635.48			.48		7.86
12/31/08	11.65	.87	(3.64)	(2.77)	(.83)	—	(.83)	8.05	(23.74)	340.48			.43		8.22
12/31/07	12.90	.95	(.72)	.23	(1.48)	—	(1.48)	11.65	1.62	308.48			.44		7.41
Class 2
6/30/12[3,4]	10.42	.39	.25	.64	(.15)	—	(.15)	10.91	6.15	1,090.73		[5]	.73	[5]	7.26 [5]
12/31/11	11.08	.84	(.63)	.21	(.87)	—	(.87)	10.42	1.92	1,064.72			.72		7.44
12/31/10	10.39	.87	.68	1.55	(.86)	—	(.86)	11.08	15.07	1,142.73			.73		7.91
12/31/09	7.99	.71	2.39	3.10	(.70)	—	(.70)	10.39	38.94	1,063.74			.74		7.62
12/31/08	11.55	.84	(3.60)	(2.76)	(.80)	—	(.80)	7.99	(23.84)	780.73			.68		7.92
12/31/07	12.79	.91	(.72)	.19	(1.43)	—	(1.43)	11.55	1.33	996.73			.69		7.17
Class 3
6/30/12[3,4]	10.56	.40	.25	.65	(.15)	—	(.15)	11.06	6.18	20.66		[5]	.66	[5]	7.33 [5]
12/31/11	11.22	.86	(.64)	.22	(.88)	—	(.88)	10.56	1.97	21.65			.65		7.51
12/31/10	10.51	.89	.68	1.57	(.86)	—	(.86)	11.22	15.14	23.66			.66		7.98
12/31/09	8.07	.73	2.42	3.15	(.71)	—	(.71)	10.51	39.14	24.67			.67		7.69
12/31/08	11.65	.86	(3.64)	(2.78)	(.80)	—	(.80)	8.07	(23.76)	18.66			.61		7.96
12/31/07	12.88	.92	(.72)	.20	(1.43)	—	(1.43)	11.65	1.40	28.66			.62		7.21

Mortgage Fund

Class 1
6/30/12[3,4]	$10.37	$.01	$.18	$.19	$—	$(.03)	$(.03)	$10.53	1.81%	$78.45%[5]			.45%[5]		.11%[5]
12/31/11[8]	10.00	— [6]	.48	.48	(.01)	(.10)	(.11)	10.37	4.78	55	.42[5]		.42[5]		.04[5]
Class 2
6/30/12[3,4]	10.36	(.01)	.19	.18	—	(.03)	(.03)	10.51	1.72	38.70		[5]	.70	[5]	(.13)[5]
12/31/11[8]	10.00	(.02)	.48	.46	— [6]	(.10)	(.10)	10.36	4.60	22.67		[5]	.67	[5]	(.25)[5]

U.S. Government/AAA-Rated Securities Fund

Class 1
6/30/12[3,4]	$13.00	$.06	$.14	$.20	$(.04)	$(.37)	$(.41)	$12.79	1.52%	$1,810.35%[5]			.35%[5]		.90%[5]
12/31/11	12.59	.23	.74	.97	(.26)	(.30)	(.56)	13.00	7.85	1,785.34			.34		1.83
12/31/10	12.18	.26	.46	.72	(.25)	(.06)	(.31)	12.59	5.94	1,492.39			.36		2.07
12/31/09	12.29	.37	(.03)	.34	(.34)	(.11)	(.45)	12.18	2.79	999.41			.41		2.99
12/31/08	11.73	.50	.41	.91	(.35)	—	(.35)	12.29	7.84	496.43			.38		4.17
12/31/07	11.87	.58	.20	.78	(.92)	—	(.92)	11.73	6.83	211.46			.41		4.83
Class 2
6/30/12[3,4]	12.89	.04	.14	.18	(.03)	(.37)	(.40)	12.67	1.42	2,020.60		[5]	.60	[5]	.65 [5]
12/31/11	12.49	.20	.73	.93	(.23)	(.30)	(.53)	12.89	7.58	2,002.59			.59		1.59
12/31/10	12.08	.23	.46	.69	(.22)	(.06)	(.28)	12.49	5.75	1,959.64			.62		1.83
12/31/09	12.20	.34	(.03)	.31	(.32)	(.11)	(.43)	12.08	2.50	1,561.66			.66		2.79
12/31/08	11.65	.47	.41	.88	(.33)	—	(.33)	12.20	7.63	1,219.68			.64		3.93
12/31/07	11.79	.54	.19	.73	(.87)	—	(.87)	11.65	6.49	597.71			.66		4.58
Class 3
6/30/12[3,4]	13.01	.05	.14	.19	(.03)	(.37)	(.40)	12.80	1.49	21.53		[5]	.53	[5]	.72 [5]
12/31/11	12.61	.21	.73	.94	(.24)	(.30)	(.54)	13.01	7.56	24.52			.52		1.65
12/31/10	12.19	.24	.47	.71	(.23)	(.06)	(.29)	12.61	5.82	26.57			.55		1.92
12/31/09	12.30	.36	(.04)	.32	(.32)	(.11)	(.43)	12.19	2.58	27.59			.59		2.91
12/31/08	11.74	.48	.41	.89	(.33)	—	(.33)	12.30	7.66	33.61			.57		4.03
12/31/07	11.86	.55	.20	.75	(.87)	—	(.87)	11.74	6.63	29.64			.59		4.65

American Funds Insurance Series

		(Loss) income from investment operations[1]				Dividends and distributions

Period ended	Net asset value, beginning of period	Net investment (loss) income	Net (losses) gains on securities (both realized and unrealized)		Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)		Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waiver		Ratio of expenses to average net assets after waiver[2]		Ratio of net (loss) income to average net assets[2]

Cash Management Fund

Class 1
6/30/12[3,4]	$11.36	$(.01)	$—	[6]	$(.01)	$—	$—		$—	$11.35	(.09)%	$66.34%[5]			.34%[5]		(.24)%[5]
12/31/11	11.39	(.02)	(.01)		(.03)	—	—		—	11.36	(.26)	75.33			.33		(.21)
12/31/10	11.40	(.02)	.01		(.01)	—	—		—	11.39	(.09)	83.33			.33		(.14)
12/31/09	11.44	(.01)	—	[6]	(.01)	(.03)	—	[6]	(.03)	11.40	(.10)	105.33			.33		(.08)
12/31/08	11.40	.24	—	[6]	.24	(.20)	—		(.20)	11.44	2.15	158.32			.29		2.07
12/31/07	11.62	.57	—	[6]	.57	(.79)	—		(.79)	11.40	4.95	112.33			.30		4.88
Class 2
6/30/12[3,4]	11.22	(.03)	.01		(.02)	—	—		—	11.20	(.18)	472.59		[5]	.59	[5]	(.49)[5]
12/31/11	11.28	(.05)	(.01)		(.06)	—	—		—	11.22	(.53)	530.58			.58		(.47)
12/31/10	11.32	(.04)	—	[6]	(.04)	—	—		—	11.28	(.35)	522.58			.58		(.39)
12/31/09	11.38	(.04)	—	[6]	(.04)	(.02)	—	[6]	(.02)	11.32	(.33)	664.58			.58		(.33)
12/31/08	11.35	.20	.02		.22	(.19)	—		(.19)	11.38	1.90	1,023.57			.54		1.73
12/31/07	11.56	.54	—	[6]	.54	(.75)	—		(.75)	11.35	4.73	452.58			.55		4.61
Class 3
6/30/12[3,4]	11.30	(.02)	—	[6]	(.02)	—	—		—	11.28	(.18)	13.52		[5]	.52	[5]	(.42)[5]
12/31/11	11.34	(.04)	—	[6]	(.04)	—	—		—	11.30	(.35)	12.51			.51		(.40)
12/31/10	11.38	(.04)	—	[6]	(.04)	—	—		—	11.34	(.35)	13.51			.51		(.32)
12/31/09	11.44	(.03)	(.01)		(.04)	(.02)	—	[6]	(.02)	11.38	(.31)	17.51			.51		(.27)
12/31/08	11.40	.22	.01		.23	(.19)	—		(.19)	11.44	1.99	25.50			.47		1.91
12/31/07	11.60	.55	—	[6]	.55	(.75)	—		(.75)	11.40	4.83	20.51			.48		4.70

		Year ended December 31

Portfolio turnover rate for all share classes	Six months ended June 30, 2012[3,4]	2011		2010	2009	2008		2007

Global Discovery Fund	14%	45%		61%	60%	46%		50%
Global Growth Fund	7	28		28	43	38		38
Global Small Capitalization Fund	22	44		47	55	47		49
Growth Fund	9	19		28	37	26		40
International Fund	9	24		25	46	52		41
New World Fund	15	22		18	25	32		34
Blue Chip Income and Growth Fund	19	27		22	22	24		27
Global Growth and Income Fund	12	25		30	47	36		36
Growth-Income Fund	14	22		22	24	31		24
International Growth and Income Fund	17	48		31	21	—	[7]	—
Asset Allocation Fund	31	43		46	41	36		29
Global Balanced Fund	35	34	[8]	—	—	—		—
Bond Fund	134	163		187	125	63		57
Global Bond Fund	82	101		106	86	118		85
High-Income Bond Fund	22	51		54	47	29		32
Mortgage Fund	265	480	[8]	—	—	—		—
U.S. Government/AAA-Rated Securities Fund	207	234		208	100	108		91
Cash Management Fund	—	—		—	—	—		—

[1]	Based on average shares outstanding.
[2]	This column reflects the impact, if any, of certain waivers by CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services.
[3]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[4]	Unaudited.
[5]	Annualized.
[6]	Amount less than $.01.
[7]	From November 18, 2008, commencement of operations.
[8]	From May 2, 2011, commencement of operations.

See Notes to Financial Statements

American Funds Insurance Series

Expense example	unaudited

The funds in American Funds Insurance Series serve as the underlying investment vehicle for various insurance products. As an owner of an insurance contract that invests in one of the funds in the series, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. Additional fees are charged by the insurance companies related to the various benefits they provide. This example is intended to help you understand your ongoing costs (in dollars) of investing in the underlying funds so you can compare these costs with the ongoing costs of investing in other mutual funds that serve a similar function in other annuity products. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (January 1, 2012, through June 30, 2012).

Actual expenses:

The first line of each share class in the table on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Additional fees are charged by the insurance companies related to the various benefits they provide. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

American Funds Insurance Series

	Beginning account value 1/1/2012	Ending account value 6/30/2012	Expenses paid during period*	Annualized expense ratio

Global Discovery Fund
Class 1 — actual return	$1,000.00	$1,118.16	$3.21	.61%
Class 1 — assumed 5% return	1,000.00	1,021.83	3.07	.61

Class 2 — actual return	1,000.00	1,116.91	4.53	.86
Class 2 — assumed 5% return	1,000.00	1,020.59	4.32	.86

Global Growth Fund
Class 1 — actual return	$1,000.00	$1,090.81	$2.91	.56%
Class 1 — assumed 5% return	1,000.00	1,022.08	2.82	.56

Class 2 — actual return	1,000.00	1,089.31	4.21	.81
Class 2 — assumed 5% return	1,000.00	1,020.84	4.07	.81

Global Small Capitalization Fund
Class 1 — actual return	$1,000.00	$1,063.79	$3.85	.75%
Class 1 — assumed 5% return	1,000.00	1,021.13	3.77	.75

Class 2 — actual return	1,000.00	1,062.48	5.13	1.00
Class 2 — assumed 5% return	1,000.00	1,019.89	5.02	1.00

Growth Fund
Class 1 — actual return	$1,000.00	$1,083.21	$1.81	.35%
Class 1 — assumed 5% return	1,000.00	1,023.12	1.76	.35

Class 2 — actual return	1,000.00	1,081.86	3.11	.60
Class 2 — assumed 5% return	1,000.00	1,021.88	3.02	.60

Class 3 — actual return	1,000.00	1,082.03	2.74	.53
Class 3 — assumed 5% return	1,000.00	1,022.23	2.66	.53

International Fund
Class 1 — actual return	$1,000.00	$1,045.71	$2.75	.54%
Class 1 — assumed 5% return	1,000.00	1,022.18	2.72	.54

Class 2 — actual return	1,000.00	1,044.07	4.01	.79
Class 2 — assumed 5% return	1,000.00	1,020.93	3.97	.79

Class 3 — actual return	1,000.00	1,044.00	3.66	.72
Class 3 — assumed 5% return	1,000.00	1,021.28	3.62	.72

New World Fund
Class 1 — actual return	$1,000.00	$1,048.41	$4.02	.79%
Class 1 — assumed 5% return	1,000.00	1,020.93	3.97	.79

Class 2 — actual return	1,000.00	1,047.28	5.29	1.04
Class 2 — assumed 5% return	1,000.00	1,019.69	5.22	1.04

Blue Chip Income and Growth Fund
Class 1 — actual return	$1,000.00	$1,086.22	$2.23	.43%
Class 1 — assumed 5% return	1,000.00	1,022.73	2.16	.43

Class 2 — actual return	1,000.00	1,085.33	3.53	.68
Class 2 — assumed 5% return	1,000.00	1,021.48	3.42	.68

See end of table for footnote.

American Funds Insurance Series

	Beginning account value 1/1/2012	Ending account value 6/30/2012	Expenses paid during period*	Annualized expense ratio

Global Growth and Income Fund
Class 1 — actual return	$1,000.00	$1,058.65	$3.17	.62%
Class 1 — assumed 5% return	1,000.00	1,021.78	3.12	.62

Class 2 — actual return	1,000.00	1,056.10	4.45	.87
Class 2 — assumed 5% return	1,000.00	1,020.54	4.37	.87

Growth-Income Fund
Class 1 — actual return	$1,000.00	$1,085.83	$1.50	.29%
Class 1 — assumed 5% return	1,000.00	1,023.42	1.46	.29

Class 2 — actual return	1,000.00	1,084.67	2.80	.54
Class 2 — assumed 5% return	1,000.00	1,022.18	2.72	.54

Class 3 — actual return	1,000.00	1,085.10	2.44	.47
Class 3 — assumed 5% return	1,000.00	1,022.53	2.36	.47

International Growth and Income Fund
Class 1 — actual return	$1,000.00	$1,064.18	$3.80	.74%
Class 1 — assumed 5% return	1,000.00	1,021.18	3.72	.74

Class 2 — actual return	1,000.00	1,062.82	5.08	.99
Class 2 — assumed 5% return	1,000.00	1,019.94	4.97	.99

Asset Allocation Fund
Class 1 — actual return	$1,000.00	$1,080.11	$1.60	.31%
Class 1 — assumed 5% return	1,000.00	1,023.32	1.56	.31

Class 2 — actual return	1,000.00	1,078.99	2.89	.56
Class 2 — assumed 5% return	1,000.00	1,022.08	2.82	.56

Class 3 — actual return	1,000.00	1,079.14	2.53	.49
Class 3 — assumed 5% return	1,000.00	1,022.43	2.46	.49

Global Balanced Fund
Class 1 — actual return	$1,000.00	$1,046.53	$3.66	.72%
Class 1 — assumed 5% return	1,000.00	1,021.28	3.62	.72

Class 2 — actual return	1,000.00	1,044.39	4.93	.97
Class 2 — assumed 5% return	1,000.00	1,020.04	4.87	.97

Bond Fund
Class 1 — actual return	$1,000.00	$1,031.68	$1.97	.39%
Class 1 — assumed 5% return	1,000.00	1,022.92	1.96	.39

Class 2 — actual return	1,000.00	1,030.64	3.23	.64
Class 2 — assumed 5% return	1,000.00	1,021.68	3.22	.64

Global Bond Fund
Class 1 — actual return	$1,000.00	$1,029.93	$2.88	.57%
Class 1 — assumed 5% return	1,000.00	1,022.03	2.87	.57

Class 2 — actual return	1,000.00	1,028.79	4.14	.82
Class 2 — assumed 5% return	1,000.00	1,020.79	4.12	.82

American Funds Insurance Series

	Beginning account value 1/1/2012	Ending account value 6/30/2012	Expenses paid during period*	Annualized expense ratio

High-Income Bond Fund
Class 1 — actual return	$1,000.00	$1,062.17	$2.46	.48%
Class 1 — assumed 5% return	1,000.00	1,022.48	2.41	.48

Class 2 — actual return	1,000.00	1,061.53	3.74	.73
Class 2 — assumed 5% return	1,000.00	1,021.23	3.67	.73

Class 3 — actual return	1,000.00	1,061.76	3.38	.66
Class 3 — assumed 5% return	1,000.00	1,021.58	3.32	.66

Mortgage Fund
Class 1 — actual return	$1,000.00	$1,018.14	$2.26	.45%
Class 1 — assumed 5% return	1,000.00	1,022.63	2.26	.45

Class 2 — actual return	1,000.00	1,017.18	3.51	.70
Class 2 — assumed 5% return	1,000.00	1,021.38	3.52	.70

U.S. Government/AAA-Rated Securities Fund
Class 1 — actual return	$1,000.00	$1,015.23	$1.75	.35%
Class 1 — assumed 5% return	1,000.00	1,023.12	1.76	.35

Class 2 — actual return	1,000.00	1,014.23	3.00	.60
Class 2 — assumed 5% return	1,000.00	1,021.88	3.02	.60

Class 3 — actual return	1,000.00	1,014.94	2.66	.53
Class 3 — assumed 5% return	1,000.00	1,022.23	2.66	.53

Cash Management Fund
Class 1 — actual return	$1,000.00	$999.12	$1.69	.34%
Class 1 — assumed 5% return	1,000.00	1,023.17	1.71	.34

Class 2 — actual return	1,000.00	998.22	2.93	.59
Class 2 — assumed 5% return	1,000.00	1,021.93	2.97	.59

Class 3 — actual return	1,000.00	998.23	2.58	.52
Class 3 — assumed 5% return	1,000.00	1,022.28	2.61	.52

* The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 366 (to reflect the one-half year period).

American Funds Insurance Series

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American Funds Insurance Series

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American Funds Insurance Series

Offices of the series and	Custodian of assets	Independent registered public
of the investment adviser	State Street Bank and Trust Company	accounting firm
Capital Research and	One Lincoln Street	PricewaterhouseCoopers LLP
Management Company	Boston, MA 02111	350 South Grand Avenue
333 South Hope Street		Los Angeles, CA 90071-2889
Los Angeles, CA 90071-1406	Counsel
Bingham McCutchen LLP
6455 Irvine Center Drive	355 South Grand Avenue, Suite 4400
Irvine, CA 92618	Los Angeles, CA 90071-3106

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-4225 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The series files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

Complete June 30, 2012, portfolios of American Funds Insurance Series’ investments are available free of charge by calling AFS or visiting the SEC website (where they are part of Form N-CSR).

American Funds Insurance Series files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at 800/SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of American Funds Insurance Series investors, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectuses for American Funds Insurance Series and the prospectus for the applicable insurance contract, which give details about charges, expenses, investment objectives and operating policies of the series. If used as sales material after September 30, 2012, this report must be accompanied by a statistical update for the most recently completed calendar quarter.

The American Funds Insurance Series difference

Since 1931, American Funds has helped investors pursue long-term investment success. Our consistent approach — in combination with a proven system — has resulted in a superior long-term track record.

Consistent approach	Proven system	Superior long-term track record

We base our decisions on a long-term perspective because we believe it is the best way to achieve superior long-term investment results. AFIS portfolio counselors average 25 years of investment experience, including 21 years at our company,[1] reflecting a career commitment to our long-term approach.

Our system combines individual accountability with teamwork. Each fund is divided into portions that are managed by investment professionals with varied backgrounds, ages and investment styles. An extensive global research effort is the backbone of our system.

Our AFIS equity funds have beaten their comparable Lipper indexes or averages in 89% of 10-year periods and 100% of 20-year periods. Our AFIS fixed-income funds have beaten comparable Lipper indexes or averages in 63% of 10-year periods and 73% of 20-year periods.[2] AFIS fund management fees have been among the lowest in the industry.[3]

[1]	As of May 2012.
[2]

Based on Class 2 share results for periods through 12/31/11. Periods covered are the shorter of the fund’s lifetime or since the inception of the comparable Lipper indexes or averages. The comparable Lipper indexes and averages are: Multi-Cap Growth Funds Index (Global Discovery Fund), Global Funds Index (Global Growth Fund), Global Small-Cap Funds Average (Global Small Capitalization Fund), Growth Funds Index (Growth Fund), International Funds Index (International Fund), Emerging Markets Funds Index (New World Fund), Growth & Income Funds Index (Blue Chip Income and Growth Fund, Growth-Income Fund), Flexible Portfolio Funds Index (Asset Allocation Fund), Corporate Debt A-Rated Bond Funds Average (Bond Fund), High Current Yield Funds Index (High-Income Bond Fund), General U.S. Government Funds Average (U.S. Government/AAA-Rated Securities Fund).

[3]	Based on management fees for the 20-year period ended 12/31/11 versus comparable Lipper categories, excluding funds of funds.

The Capital Group Companies
American Funds	Capital Research and Management	Capital International	Capital Guardian	Capital Bank and Trust

Lit. No. INGESR-995-0812P Litho in USA RCG/RRD/6311-S33189

ITEM 2. CODE OF ETHICS.

(a)   Not Applicable

(b)   Not Applicable

(c)   Not Applicable

(d)   Not Applicable

(e)   Not Applicable

(f)   Not Applicable

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

Not Applicable

(b)

Not Applicable

(c)

Not Applicable

(d)

Not Applicable

(e)

Not Applicable

(f)

Not Applicable.

(g)

Not Applicable

(h)

Not Applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

All Cap Core Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 98.6%
Consumer Discretionary - 9.0%
Distributors - 0.0%
Core-Mark Holding Company, Inc.	1,700	$81,838
Diversified Consumer Services - 0.2%
Coinstar, Inc. (I)(L)	5,200	357,032
Corinthian Colleges, Inc. (I)	98,600	284,954

		641,986
Hotels, Restaurants & Leisure - 1.3%
Benihana, Inc.	6,500	104,715
Boyd Gaming Corp. (I)	77,700	559,440
Brinker International, Inc. (L)	47,900	1,526,573
Marriott International, Inc., Class A	52,900	2,073,680
Yum! Brands, Inc.	3,600	231,912

		4,496,320
Household Durables - 0.7%
Jarden Corp.	9,900	415,998
M/I Homes, Inc. (I)	14,600	252,872
Whirlpool Corp.	28,400	1,736,944

		2,405,814
Media - 2.3%
Comcast Corp., Class A	25,600	818,432
EW Scripps Company (I)	17,800	171,058
Lions Gate Entertainment Corp. (I)(L)	143,600	2,116,664
MDC Partners, Inc., Class A	8,300	94,122
Regal Entertainment Group (L)	86,100	1,184,736
Scholastic Corp.	2,800	78,848
The McGraw-Hill Companies, Inc.	29,900	1,345,500
Time Warner Cable, Inc.	22,700	1,863,670
Viacom, Inc., Class B	15,000	705,300

		8,378,330
Multiline Retail - 1.5%
Dillard’s, Inc., Class A (L)	14,900	948,832
Macy’s, Inc.	103,100	3,541,485
Sears Holdings Corp. (I)(L)	13,700	817,890
Tuesday Morning Corp. (I)	35,600	152,724

		5,460,931
Specialty Retail - 2.9%
Aaron’s, Inc.	96,400	2,729,084
Asbury Automotive Group, Inc. (I)	14,500	343,505
Barnes & Noble, Inc. (I)	13,700	225,502
Best Buy Company, Inc. (L)	51,500	1,079,440
Brown Shoe Company, Inc.	51,700	667,447
Conn’s, Inc. (I)	9,700	143,560
Destination Maternity Corp.	5,400	116,640
Hot Topic, Inc. (L)	34,700	336,243
Lithia Motors, Inc., Class A	13,400	308,870
OfficeMax, Inc. (I)(L)	62,800	317,768
Penske Automotive Group, Inc.	18,700	397,188
RadioShack Corp. (L)	79,800	306,432
Sonic Automotive, Inc.	13,400	183,178
The Gap, Inc. (L)	56,600	1,548,576
The Home Depot, Inc.	31,200	1,653,288

		10,356,721
Textiles, Apparel & Luxury Goods - 0.1%
The Jones Group, Inc.	22,000	210,320

		32,032,260
Consumer Staples - 10.2%
Beverages - 0.5%
Monster Beverage Corp. (I)	27,300	1,943,760
Food & Staples Retailing - 2.6%
CVS Caremark Corp.	58,600	2,738,378
Safeway, Inc. (L)	8,600	156,090
Susser Holdings Corp. (I)(L)	10,300	382,851
The Kroger Company	68,000	1,576,920
The Pantry, Inc. (I)	10,000	147,000
Whole Foods Market, Inc.	43,000	4,098,760

		9,099,999
Food Products - 2.5%
Archer-Daniels-Midland Company	107,100	3,161,592
Bunge, Ltd.	5,300	332,522
Cal-Maine Foods, Inc. (L)	4,400	172,040
Dean Foods Company (I)	247,400	4,213,222
Pilgrim’s Pride Corp. (I)	20,800	148,720
The Hershey Company	14,800	1,066,044

		9,094,140
Household Products - 0.8%
Clorox Company	17,800	1,289,788
Colgate-Palmolive Company	11,600	1,207,560
Spectrum Brands Holdings, Inc. (I)	15,000	488,550

		2,985,898
Personal Products - 0.2%
Prestige Brands Holdings, Inc. (I)(L)	30,700	485,367
USANA Health Sciences, Inc. (I)	5,900	242,608

		727,975
Tobacco - 3.6%
Altria Group, Inc.	134,900	4,660,795
Lorillard, Inc.	3,600	475,020
Philip Morris International, Inc.	80,700	7,041,882
Universal Corp.	12,400	574,492

		12,752,189

		36,603,961
Energy - 9.8%
Energy Equipment & Services - 0.8%
Exterran Holdings, Inc. (I)	26,200	334,050
Helix Energy Solutions Group, Inc. (I)	129,500	2,125,095
Hercules Offshore, Inc. (I)	46,600	164,964
Willbros Group, Inc. (I)	19,000	122,740

		2,746,849
Oil, Gas & Consumable Fuels - 9.0%
Chevron Corp.	30,200	3,186,100
Contango Oil & Gas Company (I)(L)	4,700	278,240
Crosstex Energy, Inc. (L)	8,400	117,600
Delek US Holdings, Inc.	52,400	921,716
Energy Partners, Ltd. (I)	7,700	130,130
Exxon Mobil Corp.	58,500	5,005,845
HollyFrontier Corp.	18,200	644,826
Marathon Petroleum Corp.	83,300	3,741,836
Murphy Oil Corp.	69,700	3,505,213
Penn Virginia Corp. (L)	31,200	229,008
Phillips 66 (I)	27,200	904,128
Sunoco, Inc. (L)	58,000	2,755,000
Targa Resources Corp.	11,400	486,780
Tesoro Corp. (I)	184,500	4,605,120
Vaalco Energy, Inc. (I)(L)	96,700	834,521
Western Refining, Inc. (L)	223,300	4,972,891

		32,318,954

		35,065,803

The accompanying notes are an integral part of the financial statements.

1

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

All Cap Core Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Financials - 16.7%
Capital Markets - 0.2%
Piper Jaffray Companies (I)	10,500	$246,015
Walter Investment Management Corp.	25,600	600,064

		846,079
Commercial Banks - 3.7%
Banner Corp.	4,600	100,786
First Merchants Corp.	6,800	84,728
KeyCorp	33,000	255,420
Pinnacle Financial Partners, Inc. (I)(L)	15,900	310,209
PrivateBancorp, Inc. (L)	27,800	410,328
Regions Financial Corp.	718,200	4,847,850
SunTrust Banks, Inc.	95,500	2,313,965
Susquehanna Bancshares, Inc.	247,000	2,544,100
Taylor Capital Group, Inc. (I)	2,900	47,531
Wells Fargo & Company	23,500	785,840
Wilshire Bancorp, Inc. (I)	54,200	297,016
Zions Bancorporation	58,500	1,136,070

		13,133,843
Consumer Finance - 2.7%
American Express Company	54,400	3,166,624
Capital One Financial Corp.	48,200	2,634,612
Discover Financial Services	110,100	3,807,258

		9,608,494
Diversified Financial Services - 1.4%
Citigroup, Inc.	57,700	1,581,557
JPMorgan Chase & Company	47,000	1,679,310
Moody’s Corp.	17,800	650,590
PHH Corp. (I)(L)	57,000	996,360

		4,907,817
Insurance - 4.1%
ACE, Ltd.	20,900	1,549,317
American International Group, Inc. (I)	58,700	1,883,683
Everest Re Group, Ltd.	5,800	600,242
Fidelity National Financial, Inc., Class A	71,000	1,367,460
Markel Corp. (I)	500	220,850
ProAssurance Corp.	1,900	169,271
RenaissanceRe Holdings, Ltd. (L)	22,600	1,717,826
Stewart Information Services Corp.	13,800	211,830
The Allstate Corp.	126,000	4,421,340
The Hanover Insurance Group, Inc.	8,700	340,431
The Travelers Companies, Inc.	27,200	1,736,448
White Mountains Insurance Group, Ltd.	400	208,700
XL Group PLC	14,000	294,560

		14,721,958
Real Estate Investment Trusts - 4.3%
American Capital Agency Corp.	121,400	4,080,254
ARMOUR Residential REIT, Inc.	124,600	885,906
Ashford Hospitality Trust, Inc.	34,900	294,207
Brandywine Realty Trust	100,800	1,243,872
CapLease, Inc.	10,600	43,990
CBL & Associates Properties, Inc.	107,900	2,108,366
CommonWealth	12,400	237,088
Corporate Office Properties Trust	11,000	258,610
Dynex Capital, Inc.	13,400	139,092
First Industrial Realty Trust, Inc. (I)	30,200	381,124
Franklin Street Properties Corp.	7,100	75,118
Hospitality Properties Trust	37,200	921,444
Investors Real Estate Trust	20,700	163,530
iStar Financial, Inc. (I)	21,600	139,320
Lexington Realty Trust	11,300	95,711
Newcastle Investment Corp.	83,400	558,780
NorthStar Realty Finance Corp.	55,000	287,100
Parkway Properties, Inc.	8,700	99,528
Pennsylvania Real Estate Investment Trust	29,100	435,918
Simon Property Group, Inc.	4,000	622,640
Sun Communities, Inc.	4,300	190,232
Taubman Centers, Inc.	21,600	1,666,656
Weyerhaeuser Company	18,600	415,896

		15,344,382
Real Estate Management & Development - 0.1%
Forest City Enterprises, Inc., Class A (I)	25,900	378,140
Thrifts & Mortgage Finance - 0.2%
Capitol Federal Financial, Inc.	21,000	249,480
Radian Group, Inc. (L)	105,700	347,753

		597,233

		59,537,946
Health Care - 13.6%
Biotechnology - 2.3%
Affymax, Inc. (I)(L)	14,700	189,336
Amgen, Inc.	6,600	482,064
Amylin Pharmaceuticals, Inc. (I)	67,800	1,913,994
Biogen Idec, Inc. (I)	3,100	447,578
Momenta Pharmaceuticals, Inc. (I)	5,500	74,360
PDL BioPharma, Inc. (L)	227,700	1,509,651
Regeneron Pharmaceuticals, Inc. (I)	30,400	3,472,288

		8,089,271
Health Care Providers & Services - 4.9%
Amedisys, Inc. (I)	16,700	207,915
Amsurg Corp. (I)	3,800	113,924
Cardinal Health, Inc.	8,700	365,400
Community Health Systems, Inc. (I)	76,300	2,138,689
Humana, Inc.	39,800	3,082,112
PharMerica Corp. (I)	10,600	115,752
Sun Healthcare Group, Inc. (I)	32,100	268,677
UnitedHealth Group, Inc.	95,500	5,586,750
WellCare Health Plans, Inc. (I)	22,300	1,181,900
WellPoint, Inc.	69,700	4,446,163

		17,507,282
Life Sciences Tools & Services - 0.0%
Affymetrix, Inc. (I)(L)	16,900	79,261
Pharmaceuticals - 6.4%
Abbott Laboratories	101,700	6,556,599
Eli Lilly & Company	128,900	5,531,099
Forest Laboratories, Inc. (I)	43,800	1,532,562
Johnson & Johnson	14,400	972,864
Merck & Company, Inc.	52,400	2,187,700
Mylan, Inc. (I)	67,500	1,442,475
Pfizer, Inc.	92,000	2,116,000
Pozen, Inc. (I)(L)	45,600	284,544
Watson Pharmaceuticals, Inc. (I)	29,100	2,153,109

		22,776,952

		48,452,766
Industrials - 10.4%
Aerospace & Defense - 2.4%
GenCorp, Inc. (I)(L)	20,000	130,200
Honeywell International, Inc.	17,600	982,784
Huntington Ingalls Industries, Inc. (I)	29,500	1,187,080
L-3 Communications Holdings, Inc.	19,400	1,435,794
Northrop Grumman Corp.	35,700	2,277,303
Raytheon Company	3,800	215,042

The accompanying notes are an integral part of the financial statements.

2

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

All Cap Core Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Aerospace & Defense (continued)
Textron, Inc.	41,000	$1,019,670
TransDigm Group, Inc. (I)	7,800	1,047,540
Triumph Group, Inc.	8,500	478,295

		8,773,708
Airlines - 2.6%
Alaska Air Group, Inc. (I)	26,900	965,710
Delta Air Lines, Inc. (I)	242,100	2,650,995
Hawaiian Holdings, Inc. (I)	138,200	899,682
JetBlue Airways Corp. (I)	57,700	305,810
Republic Airways Holdings, Inc. (I)	33,300	184,815
United Continental Holdings, Inc. (I)(L)	25,100	610,683
US Airways Group, Inc. (I)(L)	266,300	3,549,779

		9,167,474
Building Products - 0.5%
Builders FirstSource, Inc. (I)	10,200	48,348
Fortune Brands Home & Security, Inc. (I)	11,500	256,105
NCI Building Systems, Inc. (I)	3,700	40,071
Universal Forest Products, Inc.	3,900	152,022
USG Corp. (I)(L)	65,600	1,249,680

		1,746,226
Commercial Services & Supplies - 0.1%
Quad/Graphics, Inc. (L)	14,500	208,510
Sykes Enterprises, Inc. (I)	7,300	116,508

		325,018
Construction & Engineering - 0.9%
URS Corp.	88,800	3,097,344
Industrial Conglomerates - 0.2%
General Electric Company	44,400	925,296
Machinery - 2.5%
AGCO Corp. (I)	10,700	489,311
Caterpillar, Inc.	15,100	1,282,141
FreightCar America, Inc.	7,400	169,978
Ingersoll-Rand PLC	73,100	3,083,358
ITT Corp. (L)	73,400	1,291,840
Mueller Water Products, Inc.	69,000	238,740
NACCO Industries, Inc., Class A	2,000	232,500
Oshkosh Corp. (I)	109,200	2,287,740
		9,075,608
Road & Rail - 0.6%
Arkansas Best Corp.	8,300	104,580
Avis Budget Group, Inc. (I)	87,200	1,325,440
Con-way, Inc.	5,600	202,216
Saia, Inc. (I)	18,100	396,209

		2,028,445
Trading Companies & Distributors - 0.6%
Aircastle, Ltd.	30,400	366,320
DXP Enterprises, Inc. (I)	3,300	136,917
United Rentals, Inc. (I)	44,800	1,524,992

		2,028,229

		37,167,348
Information Technology - 18.5%
Communications Equipment - 0.5%
Cisco Systems, Inc.	25,300	434,401
Comtech Telecommunications Corp. (L)	50,200	1,434,716

		1,869,117
Computers & Peripherals - 5.0%
Apple, Inc. (I)	22,926	13,388,784
Cray, Inc. (I)	9,600	115,968
Dell, Inc. (I)	49,200	615,984
Western Digital Corp. (I)	113,500	3,459,480
Xyratex, Ltd.	22,900	258,999

		17,839,215
Electronic Equipment, Instruments & Components - 0.5%
Insight Enterprises, Inc. (I)	8,200	138,006
Vishay Intertechnology, Inc. (I)(L)	178,600	1,684,198

		1,822,204
Internet Software & Services - 3.0%
AOL, Inc. (I)(L)	162,300	4,557,384
EarthLink, Inc.	54,100	402,504
Equinix, Inc. (I)	5,700	1,001,205
IAC/InterActiveCorp	94,700	4,318,320
Web.com Group, Inc. (I)	23,700	434,184

		10,713,597
IT Services - 4.8%
Alliance Data Systems Corp. (I)	15,300	2,065,500
Fiserv, Inc. (I)	4,100	296,102
Global Cash Access Holdings, Inc. (I)	47,400	341,754
Heartland Payment Systems, Inc.	28,700	863,296
International Business Machines Corp.	31,555	6,171,527
Mastercard, Inc., Class A	11,600	4,989,276
SAIC, Inc. (L)	63,000	763,560
Teradata Corp. (I)	21,200	1,526,612
Visa, Inc., Class A	900	111,267

		17,128,894
Semiconductors & Semiconductor Equipment - 2.5%
Advanced Micro Devices, Inc. (I)(L)	72,000	412,560
Amkor Technology, Inc. (I)(L)	38,100	185,928
First Solar, Inc. (I)(L)	34,500	519,570
FormFactor, Inc. (I)	13,000	84,110
Intel Corp.	113,700	3,030,105
KLA-Tencor Corp.	39,800	1,960,150
Kulicke & Soffa Industries, Inc. (I)	119,700	1,067,724
Photronics, Inc. (I)(L)	119,100	726,510
Standard Microsystems Corp. (I)	6,200	228,718
Teradyne, Inc. (I)(L)	47,500	667,850

		8,883,225
Software - 2.2%
Microsoft Corp.	221,207	6,766,722
SolarWinds, Inc. (I)	19,800	862,488
Sourcefire, Inc. (I)	7,500	385,500

		8,014,710

		66,270,962
Materials - 2.9%
Chemicals - 1.8%
American Vanguard Corp.	16,700	444,053
CF Industries Holdings, Inc.	8,300	1,608,042
PPG Industries, Inc.	33,100	3,512,572
The Sherwin-Williams Company	6,400	847,040

		6,411,707
Construction Materials - 0.0%
Headwaters, Inc. (I)	18,100	93,215
Containers & Packaging - 0.2%
Boise, Inc.	109,400	719,852
Paper & Forest Products - 0.9%
Domtar Corp.	38,800	2,976,348

The accompanying notes are an integral part of the financial statements.

3

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

All Cap Core Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Paper & Forest Products (continued)
Wausau Paper Corp.	18,900	$183,897

		3,160,245

		10,385,019
Telecommunication Services - 2.8%
Diversified Telecommunication Services - 1.7%
American Tower Corp.	13,400	936,794
AT&T, Inc.	22,400	798,784
Cbeyond, Inc. (I)	13,500	91,395
IDT Corp., Class B	8,900	87,309
Verizon Communications, Inc.	93,300	4,146,252

		6,060,534
Wireless Telecommunication Services - 1.1%
Sprint Nextel Corp. (I)	535,900	1,747,034
Telephone & Data Systems, Inc.	85,585	1,822,105
USA Mobility, Inc.	14,900	191,614

		3,760,753

		9,821,287
Utilities - 4.7%
Electric Utilities - 0.8%
Edison International	43,900	2,028,180
Pinnacle West Capital Corp.	11,900	615,706
PNM Resources, Inc.	13,300	259,882
Unitil Corp.	2,800	74,200

		2,977,968
Independent Power Producers & Energy Traders - 1.6%
Calpine Corp. (I)	215,400	3,556,254
NRG Energy, Inc. (I)	18,800	326,368
The AES Corp. (I)	154,800	1,986,084

		5,868,706
Multi-Utilities - 2.3%
Ameren Corp.	112,100	3,759,834
Consolidated Edison, Inc.	13,300	827,127
DTE Energy Company	47,000	2,788,510
NiSource, Inc.	28,300	700,425

		8,075,896

		16,922,570

TOTAL COMMON STOCKS (Cost $331,613,435)		$352,259,922

SECURITIES LENDING COLLATERAL - 6.9%
John Hancock Collateral
Investment Trust, 0.3542% (W)(Y)	2,449,476	24,513,376

TOTAL SECURITIES LENDING
COLLATERAL (Cost $24,512,898)		$24,513,376

SHORT-TERM INVESTMENTS - 0.9%
Money Market Funds - 0.9%
State Street Institutional Liquid Reserves
Fund, 0.2002% (Y)	3,399,202	3,399,202

TOTAL SHORT-TERM INVESTMENTS (Cost $3,399,202)		$3,399,202

Total Investments (All Cap Core Trust)
(Cost $359,525,535) - 106.4%		$380,172,500
Other assets and liabilities, net - (6.4%)		(22,856,389)

TOTAL NET ASSETS - 100.0%		$357,316,111

All Cap Value Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 98.3%
Consumer Discretionary - 13.1%
Automobiles - 1.3%
Ford Motor Company	713,965	$6,846,924
Hotels, Restaurants & Leisure - 1.4%
Darden Restaurants, Inc. (L)	113,178	5,730,202
Las Vegas Sands Corp.	28,700	1,248,163

		6,978,365
Household Durables - 0.5%
Harman International Industries, Inc. (L)	67,900	2,688,840
Media - 6.6%
Comcast Corp., Class A	170,800	5,460,476
Omnicom Group, Inc.	157,523	7,655,618
The Interpublic Group of Companies, Inc. (L)	802,900	8,711,465
The Walt Disney Company	130,651	6,336,574
Time Warner, Inc. (L)	142,900	5,501,650

		33,665,783
Multiline Retail - 1.6%
J.C. Penney Company, Inc. (L)	90,800	2,116,548
Macy’s, Inc.	85,700	2,943,795
Target Corp.	50,300	2,926,957

		7,987,300
Specialty Retail - 1.7%
Penske Automotive Group, Inc.	55,300	1,174,572
The Home Depot, Inc.	136,300	7,222,537

		8,397,109

		66,564,321
Consumer Staples - 5.7%
Beverages - 1.9%
Beam, Inc.	31,832	1,989,182
Diageo PLC, ADR	28,100	2,896,267
The Coca-Cola Company	63,500	4,965,065

		9,850,514
Food & Staples Retailing - 1.0%
CVS Caremark Corp.	105,795	4,943,800
Food Products - 2.8%
Archer-Daniels-Midland Company	247,734	7,313,108
Bunge, Ltd. (L)	110,400	6,926,496

		14,239,604

		29,033,918
Energy - 8.7%
Energy Equipment & Services - 2.5%
Gulfmark Offshore, Inc., Class A (I)	23,700	806,748
Halliburton Company	220,000	6,245,800
Schlumberger, Ltd.	49,900	3,239,009
Superior Energy Services, Inc. (I)	73,010	1,476,992
Tidewater, Inc.	24,298	1,126,455

		12,895,004
Oil, Gas & Consumable Fuels - 6.2%
Anadarko Petroleum Corp.	93,500	6,189,700
Apache Corp.	39,190	3,444,409
Devon Energy Corp.	49,600	2,876,304
Exxon Mobil Corp.	128,118	10,963,057
Kinder Morgan, Inc.	91,600	2,951,352
Occidental Petroleum Corp.	35,900	3,079,143
Range Resources Corp.	34,900	2,159,263

		31,663,228

		44,558,232

The accompanying notes are an integral part of the financial statements.

4

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

All Cap Value Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Financials - 21.0%
Capital Markets - 2.6%
Affiliated Managers Group, Inc. (I)	39,200	$4,290,440
Franklin Resources, Inc.	34,400	3,818,056
Lazard, Ltd., Class A	19,200	499,008
Raymond James Financial, Inc.	142,100	4,865,504

		13,473,008
Commercial Banks - 6.2%
BB&T Corp.	138,700	4,278,895
City National Corp. (L)	33,436	1,624,321
Commerce Bancshares, Inc.	500	18,950
Cullen/Frost Bankers, Inc. (L)	75,051	4,314,682
Fifth Third Bancorp	238,800	3,199,920
PNC Financial Services Group, Inc.	123,600	7,553,196
Signature Bank (I)(L)	32,400	1,975,428
U.S. Bancorp	209,000	6,721,440
Wells Fargo & Company	53,300	1,782,352

		31,469,184
Consumer Finance - 2.1%
Capital One Financial Corp.	191,200	10,450,992
Diversified Financial Services - 2.0%
Bank of America Corp.	386,600	3,162,388
Citigroup, Inc.	70,700	1,937,887
JPMorgan Chase & Company	142,624	5,095,956

		10,196,231
Insurance - 7.1%
ACE, Ltd.	87,500	6,486,375
Berkshire Hathaway, Inc., Class B (I)	130,015	10,834,150
Marsh & McLennan Companies, Inc. (L)	176,475	5,687,789
Prudential Financial, Inc.	68,800	3,331,984
The Travelers Companies, Inc.	125,600	8,018,304
XL Group PLC	93,500	1,967,240

		36,325,842
Real Estate Investment Trusts - 0.3%
Vornado Realty Trust	15,200	1,276,496
Real Estate Management & Development - 0.7%
Jones Lang LaSalle, Inc.	53,800	3,785,906

		106,977,659
Health Care - 19.6%
Biotechnology - 2.7%
Celgene Corp. (I)	114,716	7,360,179
Onyx Pharmaceuticals, Inc. (I)	96,200	6,392,490

		13,752,669
Health Care Providers & Services - 8.1%
Cigna Corp.	158,200	6,960,800
Community Health Systems, Inc. (I)	219,600	6,155,388
DaVita, Inc. (I)	67,000	6,580,070
Express Scripts Holding Company (I)	150,975	8,428,934
Laboratory Corp. of America Holdings (I)	27,800	2,574,558
McKesson Corp.	54,122	5,073,938
UnitedHealth Group, Inc.	69,400	4,059,900
WellPoint, Inc.	22,900	1,460,791

		41,294,379
Life Sciences Tools & Services - 2.2%
Life Technologies Corp. (I)	57,000	2,564,430
Thermo Fisher Scientific, Inc.	159,487	8,278,970

		10,843,400
Pharmaceuticals - 6.6%
Eli Lilly & Company	131,600	5,646,956
Pfizer, Inc.	516,000	11,868,000
Teva Pharmaceutical Industries, Ltd., ADR	193,730	7,640,711
Warner Chilcott PLC, Class A (I)	40,000	716,800
Watson Pharmaceuticals, Inc. (I)	105,900	7,835,541

		33,708,008

		99,598,456
Industrials - 8.9%
Aerospace & Defense - 0.5%
United Technologies Corp.	33,500	2,530,255
Air Freight & Logistics - 1.0%
FedEx Corp.	56,000	5,130,160
Airlines - 0.7%
United Continental Holdings, Inc. (I)(L)	140,300	3,413,499
Construction & Engineering - 2.4%
Jacobs Engineering Group, Inc. (I)(L)	136,000	5,148,960
URS Corp.	196,900	6,867,872

		12,016,832
Machinery - 2.5%
Dover Corp.	58,991	3,162,508
Eaton Corp.	111,178	4,405,984
Kennametal, Inc.	65,782	2,180,673
Nordson Corp.	61,464	3,152,489

		12,901,654
Marine - 0.1%
Kirby Corp. (I)	6,185	291,190
Professional Services - 1.0%
Manpower, Inc. (L)	139,284	5,104,759
Road & Rail - 0.7%
CSX Corp.	108,302	2,421,633
Kansas City Southern	20,200	1,405,112

		3,826,745

		45,215,094
Information Technology - 11.7%
Communications Equipment - 0.3%
QUALCOMM, Inc.	32,002	1,781,871
Computers & Peripherals - 0.8%
EMC Corp. (I)	170,484	4,369,505
Electronic Equipment, Instruments & Components - 2.0%
Anixter International, Inc. (L)	117,050	6,209,503
Arrow Electronics, Inc. (I)	124,260	4,076,971

		10,286,474
Internet Software & Services - 1.8%
eBay, Inc. (I)(L)	213,200	8,956,532
Semiconductors & Semiconductor Equipment - 5.0%
Broadcom Corp., Class A	206,300	6,972,940
Intel Corp.	189,900	5,060,835
Lam Research Corp. (I)(L)	95,800	3,615,492
Texas Instruments, Inc.	254,945	7,314,372
Xilinx, Inc. (L)	69,600	2,336,472

		25,300,111
Software - 1.8%
Microsoft Corp.	293,400	8,975,106

		59,669,599
Materials - 4.2%
Chemicals - 1.9%
Ashland, Inc.	54,900	3,805,119

The accompanying notes are an integral part of the financial statements.

5

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

All Cap Value Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Chemicals (continued)
PPG Industries, Inc.	33,800	$3,586,856
Sigma-Aldrich Corp. (L)	32,600	2,410,118

		9,802,093
Construction Materials - 0.5%
Eagle Materials, Inc.	67,836	2,532,996
Containers & Packaging - 0.2%
Greif, Inc., Class A (L)	22,333	915,653
Metals & Mining - 0.9%
Reliance Steel & Aluminum Company	96,679	4,882,290
Paper & Forest Products - 0.7%
International Paper Company	121,900	3,524,129

		21,657,161
Telecommunication Services - 1.7%
Diversified Telecommunication Services - 1.7%
AT&T, Inc.	139,900	4,988,834
Verizon Communications, Inc.	84,700	3,764,068

		8,752,902

		8,752,902
Utilities - 3.7%
Electric Utilities - 2.5%
Duke Energy Corp. (I)(L)	160,900	3,710,354
NextEra Energy, Inc.	93,920	6,462,635
Xcel Energy, Inc.	87,600	2,488,716

		12,661,705
Multi-Utilities - 1.2%
Dominion Resources, Inc.	73,600	3,974,400
PG&E Corp.	43,600	1,973,770

		5,948,170

		18,609,875

TOTAL COMMON STOCKS (Cost $483,612,601)		$500,637,217

SECURITIES LENDING COLLATERAL - 8.6%
John Hancock Collateral
Investment Trust, 0.3542% (W)(Y)	4,339,184	43,424,818

TOTAL SECURITIES LENDING
COLLATERAL (Cost $43,424,778)		$43,424,818

SHORT-TERM INVESTMENTS - 2.3%
Repurchase Agreement - 2.3%
Repurchase Agreement with State Street Corp.
dated 06/30/2012 at 0.010% to be
repurchased at $11,840,010 on 07/02/2012,
collateralized by $12,045,000 Federal
National Morgage Association, 0.750% due
11/24/2015 (valued at $12,077,629,
including interest)	$11,840,000	$11,840,000

TOTAL SHORT-TERM INVESTMENTS (Cost $11,840,000)		$11,840,000

Total Investments (All Cap Value Trust)
(Cost $538,877,379) - 109.2%		$555,902,035
Other assets and liabilities, net - (9.2%)		(46,742,070)

TOTAL NET ASSETS - 100.0%		$509,159,965

Alpha Opportunities Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 94.1%
Consumer Discretionary - 18.2%
Auto Components - 0.9%
Allison Transmission Holdings, Inc. (L)	155,310	$2,727,244
Dana Holding Corp.	69,095	885,107
Modine Manufacturing Company (I)	288,784	2,001,273
Stoneridge, Inc. (I)(L)	158,349	1,078,357
Tenneco, Inc. (I)	28,400	761,688
The Goodyear Tire & Rubber Company (I)	68,600	810,166

		8,263,835
Automobiles - 0.6%
Great Wall Motor Company, Ltd.,
H Shares (L)	71,500	143,498
Harley-Davidson, Inc.	59,860	2,737,398
Peugeot SA (I)(L)	87,513	865,422
Renault SA	26,730	1,071,764
Tesla Motors, Inc. (I)(L)	7,830	245,001

		5,063,083
Distributors - 0.1%
LKQ Corp. (I)	19,300	644,620
Hotels, Restaurants & Leisure - 0.9%
Accor SA	35,348	1,112,921
Burger King Worldwide, Inc. (I)(L)	186,789	2,796,231
Dunkin’ Brands Group, Inc.	85,430	2,933,666
Ignite Restaurant Group, Inc. (I)	34,130	618,094
Las Vegas Sands Corp.	8,200	356,618
Melco Crown Entertainment, Ltd., ADR (I)	24,100	277,632
Sands China, Ltd.	76,800	246,017
Starwood Hotels & Resorts Worldwide, Inc.	5,400	286,416

		8,627,595
Household Durables - 1.6%
Furniture Brands International, Inc. (I)	335,770	416,355
NVR, Inc. (I)	7,165	6,090,250
PDG Realty SA Empreendimentos
e Participacoes	90,385	157,954
PulteGroup, Inc. (I)(L)	689,155	7,373,959
Tempur-Pedic International, Inc. (I)(L)	19,065	445,930

		14,484,448
Internet & Catalog Retail - 2.1%
Amazon.com, Inc. (I)	37,340	8,526,589
Expedia, Inc. (L)	13,500	648,945
HSN, Inc.	51,140	2,063,499
priceline.com, Inc. (I)	1,290	857,231
Shutterfly, Inc. (I)(L)	36,920	1,133,075
TripAdvisor, Inc. (I)(L)	137,970	6,165,879

		19,395,218
Leisure Equipment & Products - 0.9%
Hasbro, Inc. (L)	98,455	3,334,671
Mattel, Inc.	138,346	4,487,944
Polaris Industries, Inc.	3,800	271,624

		8,094,239
Media - 3.2%
AMC Networks, Inc. (I)	59,466	2,114,016
Comcast Corp., Class A	144,631	4,623,853
Comcast Corp., Special Class A	106,900	3,356,660
DIRECTV, Class A (I)	33,119	1,616,870
Discovery Communications, Inc., Series C (I)	7,600	380,684
Omnicom Group, Inc.	125,791	6,113,443
The Walt Disney Company	138,209	6,703,137
Thomson Reuters Corp.	93,340	2,655,523
Viacom, Inc., Class B	33,813	1,589,887

		29,154,073

The accompanying notes are an integral part of the financial statements.

6

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Alpha Opportunities Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Multiline Retail - 1.7%
Family Dollar Stores, Inc.	80,550	$5,354,964
Kohl’s Corp.	46,965	2,136,438
Maoye International Holdings, Ltd.	3,934,070	724,355
Target Corp.	121,776	7,086,145

		15,301,902
Specialty Retail - 4.0%
Abercrombie & Fitch Company, Class A (L)	132,665	4,529,183
Advance Auto Parts, Inc.	55,165	3,763,356
AutoZone, Inc. (I)	4,539	1,666,585
CarMax, Inc. (I)(L)	15,585	404,275
Foot Locker, Inc.	9,400	287,452
GameStop Corp., Class A (L)	34,980	642,233
GNC Holdings, Inc., Class A	163,770	6,419,784
Lowe’s Companies, Inc.	561,156	15,959,277
Monro Muffler Brake, Inc. (L)	5,050	167,862
PetSmart, Inc.	27,180	1,853,132
Zhongsheng Group Holdings, Ltd.	705,315	858,253

		36,551,392
Textiles, Apparel & Luxury Goods - 2.2%
Coach, Inc.	6,100	356,728
Deckers Outdoor Corp. (I)	12,215	537,582
Fifth & Pacific Companies, Inc. (I)(L)	194,068	2,082,350
Hanesbrands, Inc. (I)	260,716	7,229,655
Lululemon Athletica, Inc. (I)	3,600	214,668
PVH Corp.	66,360	5,162,144
Samsonite International SA	1,263,275	2,135,291
Tumi Holdings, Inc. (I)(L)	87,530	1,531,775
Under Armour, Inc., Class A (I)	3,000	283,440

		19,533,633

		165,114,038
Consumer Staples - 5.1%
Beverages - 1.6%
Dr. Pepper Snapple Group, Inc.	41,700	1,824,375
Molson Coors Brewing Company, Class B	86,610	3,603,842
PepsiCo, Inc.	128,589	9,086,099

		14,514,316
Food & Staples Retailing - 0.7%
CVS Caremark Corp.	128,772	6,017,516
Food Products - 1.9%
Asian Bamboo AG (L)	40,545	389,295
Asian Citrus Holdings, Ltd.	2,759,094	1,553,607
China Minzhong Food Corp. Ltd. (I)	935,980	434,635
General Mills, Inc.	88,826	3,423,354
Kraft Foods, Inc., Class A	121,027	4,674,063
Mead Johnson Nutrition Company	25,850	2,081,184
PureCircle, Ltd. (I)(L)	682,773	1,507,676
Unilever NV - NY Shares	89,510	2,985,159

		17,048,973
Tobacco - 0.9%
Altria Group, Inc.	118,020	4,077,591
Lorillard, Inc.	2,800	369,460
Philip Morris International, Inc.	39,790	3,472,075
Reynolds American, Inc. (L)	8,800	394,856

		8,313,982

		45,894,787
Energy - 8.4%
Energy Equipment & Services - 1.3%
Baker Hughes, Inc.	114,120	4,690,332
Ensco PLC	44,300	2,080,771
Halliburton Company	46,960	1,333,194
McDermott International, Inc. (I)	239,540	2,668,476
Patterson-UTI Energy, Inc.	54,200	789,152
Petroleum Geo-Services ASA	29,983	367,597
Superior Energy Services, Inc. (I)	19,800	400,554

		12,330,076
Oil, Gas & Consumable Fuels - 7.1%
Anadarko Petroleum Corp.	109,625	7,257,175
BG Group PLC	302,845	6,198,580
Cabot Oil & Gas Corp.	134,290	5,291,026
Cheniere Energy, Inc. (I)(L)	139,395	2,054,682
Chesapeake Energy Corp. (L)	41,676	775,174
Chevron Corp.	50,010	5,276,055
Cobalt International Energy, Inc. (I)	313,110	7,358,085
Exxon Mobil Corp.	53,640	4,589,975
Inpex Corp.	117	655,940
JX Holdings, Inc.	242,325	1,244,822
Karoon Gas Australia, Ltd. (I)	430,498	1,807,038
KiOR, Inc., Class A (I)(L)	75,125	672,369
Occidental Petroleum Corp.	115,115	9,873,414
Pioneer Natural Resources Company	5,200	458,692
Rosetta Resources, Inc. (I)	39,620	1,451,677
Royal Dutch Shell PLC, ADR, Class B (L)	61,370	4,291,604
Southwestern Energy Company (I)	70,700	2,257,451
Tesoro Corp. (I)	22,200	554,112
Uranium One, Inc. (I)(L)	703,245	1,789,023
Valero Energy Corp.	23,400	565,110

		64,422,004

		76,752,080
Financials - 10.2%
Capital Markets - 2.0%
BlackRock, Inc.	27,905	4,738,827
Invesco, Ltd.	166,130	3,754,538
LPL Financial Holdings, Inc.	23,140	781,438
Matsui Securities Company, Ltd. (L)	161,460	943,132
SBI Holdings, Inc.	13,100	971,488
SEI Investments Company	243,430	4,841,823
T. Rowe Price Group, Inc.	42,180	2,655,653

		18,686,899
Commercial Banks - 3.8%
Barclays PLC	406,968	1,041,754
BNP Paribas SA (L)	17,028	657,345
China Construction Bank Corp., H Shares	565,000	389,553
Cullen/Frost Bankers, Inc.	53,335	3,066,229
First Niagara Financial Group, Inc.	118,200	904,230
First Republic Bank (I)	49,630	1,667,568
Industrial & Commercial Bank of China,
H Shares	635,000	355,076
M&T Bank Corp.	65,410	5,400,904
PNC Financial Services Group, Inc.	131,639	8,044,459
Wells Fargo & Company	389,057	13,010,066

		34,537,184
Consumer Finance - 0.1%
Acom Company, Ltd. (I)	19,830	392,813
Discover Financial Services	10,600	366,548

		759,361
Diversified Financial Services - 1.8%
Bank of America Corp.	544,941	4,457,617
JPMorgan Chase & Company	206,578	7,381,032
NYSE Euronext	84,800	2,169,184

The accompanying notes are an integral part of the financial statements.

7

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Alpha Opportunities Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Diversified Financial Services (continued)
PHH Corp. (I)(L)	119,510	$2,089,035

		16,096,868
Insurance - 2.2%
ACE, Ltd.	57,750	4,281,008
Alleghany Corp. (I)	7,650	2,599,088
American International Group, Inc. (I)	8,900	285,601
Berkshire Hathaway, Inc., Class B (I)	25,520	2,126,582
China Taiping Insurance
Holdings Company, Ltd. (I)	678,000	1,105,762
Cincinnati Financial Corp.	7,500	285,525
Marsh & McLennan Companies, Inc.	175,420	5,653,787
The Allstate Corp.	12,800	449,152
Unum Group (L)	161,888	3,096,917
W.R. Berkley Corp.	7,800	303,576

		20,186,998
Real Estate Investment Trusts - 0.2%
Host Hotels & Resorts, Inc. (L)	65,290	1,032,888
Public Storage	7,160	1,033,976

		2,066,864
Real Estate Management & Development - 0.1%
BR Malls Participacoes SA	18,500	211,850
E-House China Holdings, Ltd., ADR (L)	51,975	285,863

		497,713

		92,831,887
Health Care - 13.4%
Biotechnology - 2.3%
Algeta ASA (I)	37,736	1,079,809
Amgen, Inc.	7,500	547,800
Amylin Pharmaceuticals, Inc. (I)	159,850	4,512,566
Arena Pharmaceuticals, Inc. (I)(L)	74,690	745,406
Biogen Idec, Inc. (I)	28,997	4,186,587
BioMarin Pharmaceutical, Inc. (I)	16,800	664,944
Exelixis, Inc. (I)	19,200	106,176
Gilead Sciences, Inc. (I)	51,832	2,657,945
Immunogen, Inc. (I)	30,400	510,112
Medivation, Inc. (I)	3,100	283,340
Onyx Pharmaceuticals, Inc. (I)	11,500	764,175
Regeneron Pharmaceuticals, Inc. (I)(L)	20,373	2,327,004
Seattle Genetics, Inc. (I)(L)	66,990	1,700,876
Vertex Pharmaceuticals, Inc. (I)	11,700	654,264

		20,741,004
Health Care Equipment & Supplies - 3.1%
Edwards Lifesciences Corp. (I)	107,880	11,144,004
Hologic, Inc. (I)	522,315	9,422,563
IDEXX Laboratories, Inc. (I)	4,400	422,972
Intuitive Surgical, Inc. (I)	500	276,895
Medtronic, Inc.	177,310	6,867,216

		28,133,650
Health Care Providers & Services - 0.9%
Cardinal Health, Inc.	105,640	4,436,880
Cigna Corp.	94,170	4,143,480

		8,580,360
Health Care Technology - 1.7%
CareView Communications, Inc. (I)(L)	1,310,895	1,769,708
Catamaran Corp. (I)(L)	134,866	13,380,056
Cerner Corp. (I)	3,500	289,310

		15,439,074
Life Sciences Tools & Services - 0.4%
Agilent Technologies, Inc.	94,010	3,688,952

Pharmaceuticals - 5.0%
AVANIR Pharmaceuticals, Class A (I)	68,100	266,952
Elan Corp. PLC, ADR (I)(L)	164,358	2,397,983
Eli Lilly & Company	8,100	347,571
Forest Laboratories, Inc. (I)	4,700	164,453
Johnson & Johnson	170,135	11,494,321
MAP Pharmaceuticals, Inc. (I)(L)	39,520	592,010
Merck & Company, Inc.	209,310	8,738,693
Perrigo Company	3,100	365,583
Pfizer, Inc.	344,733	7,928,859
Roche Holdings AG	43,707	7,545,027
Salix Pharmaceuticals, Ltd. (I)	50,990	2,775,896
TherapeuticsMD, Inc. (I)	428,825	1,200,710
Watson Pharmaceuticals, Inc. (I)	21,160	1,565,628

		45,383,686

		121,966,726
Industrials - 14.0%
Aerospace & Defense - 4.0%
BE Aerospace, Inc. (I)	44,905	1,960,552
DigitalGlobe, Inc. (I)	151,620	2,298,559
General Dynamics Corp.	69,440	4,580,262
Honeywell International, Inc.	10,387	580,010
Lockheed Martin Corp.	70,744	6,160,388
Northrop Grumman Corp.	97,634	6,228,073
Rolls-Royce Holdings PLC	233,367	3,148,333
Safran SA	79,241	2,941,263
TransDigm Group, Inc. (I)	33,993	4,565,260
United Technologies Corp.	33,400	2,522,702
Zodiac Aerospace	14,742	1,500,045

		36,485,447
Air Freight & Logistics - 1.1%
Expeditors International of Washington, Inc.	71,370	2,765,588
United Parcel Service, Inc., Class B	86,714	6,829,595

		9,595,183
Airlines - 1.3%
AirAsia BHD	860,456	973,425
Copa Holdings SA, Class A	17,730	1,462,370
Delta Air Lines, Inc. (I)	267,915	2,933,669
United Continental Holdings, Inc. (I)(L)	108,830	2,647,834
US Airways Group, Inc. (I)(L)	236,280	3,149,612

		11,166,910
Building Products - 0.5%
Lennox International, Inc. (L)	102,515	4,780,274
Commercial Services & Supplies - 0.2%
ACCO Brands Corp. (I)	165,100	1,707,134
Babcock International Group PLC	15,966	213,640

		1,920,774
Construction & Engineering - 0.8%
Jacobs Engineering Group, Inc. (I)	63,970	2,421,904
Vinci SA	104,568	4,894,130

		7,316,034
Electrical Equipment - 0.4%
AMETEK, Inc.	10,700	534,037
Polypore International, Inc. (I)(L)	83,462	3,371,030

		3,905,067
Industrial Conglomerates - 1.1%
3M Company	55,922	5,010,611
Koninklijke Philips Electronics NV -
NY Shares (L)	42,925	844,335

The accompanying notes are an integral part of the financial statements.

8

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Alpha Opportunities Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Industrial Conglomerates (continued)
Tyco International, Ltd.	70,470	$3,724,340

		9,579,286
Machinery - 1.9%
Eaton Corp.	78,700	3,118,881
IDEX Corp.	34,305	1,337,209
Meritor, Inc. (I)	71,240	371,873
PACCAR, Inc. (L)	95,565	3,745,192
Pall Corp.	87,365	4,788,476
Stanley Black & Decker, Inc.	46,742	3,008,315
Vallourec SA (L)	22,435	920,796
Wabtec Corp.	2,900	226,229

		17,516,971
Professional Services - 1.3%
IHS, Inc., Class A (I)	68,940	7,426,906
Intertek Group PLC	5,348	224,763
The Advisory Board Company (I)	16,030	794,928
Verisk Analytics, Inc., Class A (I)	64,428	3,173,723

		11,620,320
Road & Rail - 1.0%
Canadian National Railway Company	25,000	2,113,589
Canadian Pacific Railway Ltd.	18,560	1,359,706
Hertz Global Holdings, Inc. (I)(L)	92,440	1,183,232
J.B. Hunt Transport Services, Inc.	27,610	1,645,556
Landstar System, Inc.	50,220	2,597,378

		8,899,461
Trading Companies & Distributors - 0.4%
MSC Industrial Direct Company, Inc., Class A	59,385	3,892,687

		126,678,414
Information Technology - 18.9%
Communications Equipment - 1.5%
Acme Packet, Inc. (I)(L)	75,560	1,409,194
Cisco Systems, Inc.	574,759	9,868,612
JDS Uniphase Corp. (I)	81,903	900,933
QUALCOMM, Inc.	27,195	1,514,218

		13,692,957
Computers & Peripherals - 2.0%
Apple, Inc. (I)	20,157	11,771,688
EMC Corp. (I)	95,000	2,434,850
Gemalto NV	3,745	269,326
SanDisk Corp. (I)	72,145	2,631,850
Toshiba Corp.	187,550	711,812

		17,819,526
Electronic Equipment, Instruments & Components - 1.4%
Arrow Electronics, Inc. (I)	117,810	3,865,346
Avnet, Inc. (I)	15,970	492,834
Hon Hai Precision Industry Company, Ltd.	189,676	571,940
Jabil Circuit, Inc.	112,480	2,286,718
Trimble Navigation, Ltd. (I)	96,860	4,456,529
Universal Display Corp. (I)(L)	29,435	1,057,894

		12,731,261
Internet Software & Services - 3.9%
eBay, Inc. (I)	219,450	9,219,095
Equinix, Inc. (I)(L)	63,790	11,204,714
IAC/InterActiveCorp	97,660	4,453,296
LinkedIn Corp., Class A (I)	69,220	7,356,009
NetEase.com, Inc., ADR (I)(L)	3,700	217,745
Rackspace Hosting, Inc. (I)	9,300	408,642
VeriSign, Inc. (I)(L)	46,360	2,019,905
Web.com Group, Inc. (I)	5,100	93,432

		34,972,838
IT Services - 2.3%
Automatic Data Processing, Inc.	54,337	3,024,397
Cognizant Technology
Solutions Corp., Class A (I)	44,130	2,647,800
Sapient Corp.	143,580	1,445,851
The Western Union Company	593,652	9,997,100
Vantiv, Inc. (I)	8,800	204,952
VeriFone Systems, Inc. (I)	106,120	3,511,511

		20,831,611
Semiconductors & Semiconductor Equipment - 2.3%
Analog Devices, Inc.	124,470	4,688,785
Avago Technologies, Ltd.	73,940	2,654,446
Imagination Technologies Group PLC (I)	360	2,636
Intel Corp.	157,480	4,196,842
RF Micro Devices, Inc. (I)(L)	212,030	901,128
Skyworks Solutions, Inc. (I)	228,580	6,256,235
Xilinx, Inc.	69,740	2,341,172

		21,041,244
Software - 5.5%
Activision Blizzard, Inc. (L)	442,245	5,302,518
ANSYS, Inc. (I)(L)	22,995	1,451,214
Cadence Design Systems, Inc. (I)(L)	671,410	7,378,796
Concur Technologies, Inc. (I)(L)	87,730	5,974,413
FactSet Research Systems, Inc. (L)	16,595	1,542,339
Microsoft Corp.	200,938	6,146,693
Oracle Corp.	342,245	10,164,677
Red Hat, Inc. (I)	9,200	519,616
Rovi Corp. (I)	36,687	719,799
Salesforce.com, Inc. (I)(L)	21,560	2,980,886
SolarWinds, Inc. (I)	2,300	100,188
Solera Holdings, Inc.	97,580	4,077,868
Splunk, Inc. (I)(L)	37,370	1,050,097
TIBCO Software, Inc. (I)	61,430	1,837,986
TiVo, Inc. (I)	134,475	1,112,108

		50,359,198

		171,448,635
Materials - 4.2%
Chemicals - 2.1%
Celanese Corp., Series A	45,025	1,558,766
Innophos Holdings, Inc.	16,000	903,360
Innospec, Inc. (I)	1,700	50,337
LyondellBasell Industries NV, Class A	72,500	2,919,575
Methanex Corp.	73,311	2,040,978
Mitsubishi Gas & Chemicals Company, Inc. (I)	131,205	745,701
PTT Global Chemical PCL	372,750	651,374
The Dow Chemical Company	100,450	3,164,175
The Mosaic Company	70,300	3,849,628
The Sherwin-Williams Company	27,325	3,616,464

		19,500,358
Containers & Packaging - 0.3%
Graphic Packaging Holding Company (I)	120,280	661,540
Silgan Holdings, Inc.	37,620	1,605,998

		2,267,538
Metals & Mining - 1.3%
AngloGold Ashanti, Ltd., ADR (L)	17,239	591,987
Barrick Gold Corp. (L)	28,460	1,069,242
China Metal Recycling Holdings, Ltd.	422,575	314,036
Continental Gold Ltd. (I)	127,320	824,122

The accompanying notes are an integral part of the financial statements.

9

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Alpha Opportunities Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Metals & Mining (continued)
Detour Gold Corp. (I)	84,465	$1,701,579
Fortescue Metals Group, Ltd.	196,062	1,002,014
Molycorp, Inc. (I)(L)	129,950	2,800,422
Mongolian Mining Corp. (I)	774,095	439,433
SunCoke Energy, Inc. (I)	154,880	2,268,991
ThyssenKrupp AG	40,600	661,426

		11,673,252
Paper & Forest Products - 0.5%
International Paper Company	56,200	1,624,741
Louisiana-Pacific Corp. (I)(L)	35,295	384,010
Norbord, Inc. (I)	183,735	2,387,598
Sino-Forest Corp. (I)(L)	90,175	0

		4,396,349

		37,837,497
Telecommunication Services - 0.8%
Diversified Telecommunication Services - 0.7%
American Tower Corp.	43,916	3,070,167
AT&T, Inc.	97,280	3,469,004

		6,539,171
Wireless Telecommunication Services - 0.1%
Sprint Nextel Corp. (I)	196,900	641,893

		7,181,064
Utilities - 0.9%
Electric Utilities - 0.2%
Northeast Utilities	40,050	1,554,340
Gas Utilities - 0.7%
UGI Corp.	223,440	6,575,838

		8,130,178

TOTAL COMMON STOCKS (Cost $815,261,112)		$853,835,306

INVESTMENT COMPANIES - 0.5%
SPDR S&P 500 ETF Trust	31,690	4,318,396

TOTAL INVESTMENT COMPANIES (Cost $4,295,683)		$4,318,396

SECURITIES LENDING COLLATERAL - 7.8%
John Hancock Collateral
Investment Trust, 0.3542% (W)(Y)	7,118,891	71,243,011

TOTAL SECURITIES LENDING
COLLATERAL (Cost $71,243,405)		$71,243,011

SHORT-TERM INVESTMENTS - 5.4%
Repurchase Agreement - 5.4%
Deutsche Bank Tri-Party Repurchase
Agreement dated 06/29/2012 at 0.200% to
be repurchased at $49,400,823 on
07/02/2012, collateralized by $45,913,562
Government National Mortgage Association,
3.500% - 5.140% due 12/20/2026 -
02/15/2053 (valued at $50,388,000)	$49,400,000	$49,400,000

TOTAL SHORT-TERM INVESTMENTS (Cost $49,400,000)		$49,400,000

Total Investments (Alpha Opportunities Trust)
(Cost $940,200,200) - 107.8%		$978,796,713
Other assets and liabilities, net - (7.8%)		(71,163,375)

TOTAL NET ASSETS - 100.0%		$907,633,338

American Asset Allocation Trust

	Shares or Principal Amount	Value

INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American Asset Allocation Fund - Class 1	93,409,875	$1,623,463,631

TOTAL INVESTMENT COMPANIES (Cost $1,268,370,375)		$1,623,463,631

Total Investments (American Asset Allocation Trust)
(Cost $1,268,370,375) - 100.0%		$1,623,463,631
Other assets and liabilities, net - 0.0%		(9,454)

TOTAL NET ASSETS - 100.0%		$1,623,454,177

American Blue Chip Income and Growth Trust

	Shares or Principal Amount	Value

INVESTMENT COMPANIES - 100.0%
Equity - 100.0%
American Blue Chip Income & Growth
Fund - Class 1	27,014,706	$263,123,240

TOTAL INVESTMENT COMPANIES (Cost $209,195,164)		$263,123,240

Total Investments (American Blue Chip Income and Growth
Trust) (Cost $209,195,164) - 100.0%		$263,123,240
Other assets and liabilities, net - 0.0%		(20,156)

TOTAL NET ASSETS - 100.0%		$263,103,084

American Global Growth Trust

	Shares or Principal Amount	Value

INVESTMENT COMPANIES - 100.0%
Equity - 100.0%
American Global Growth Fund - Class 1	7,751,183	$163,937,512

TOTAL INVESTMENT COMPANIES (Cost $162,481,267)		$163,937,512

Total Investments (American Global Growth Trust)
(Cost $162,481,267) - 100.0%		$163,937,512
Other assets and liabilities, net - 0.0%		(17,713)

TOTAL NET ASSETS - 100.0%		$163,919,799

American Global Small Capitalization Trust

	Shares or Principal Amount	Value

INVESTMENT COMPANIES - 100.0%
Equity - 100.0%
American Global Small Capitalization
Fund - Class 1	4,820,869	$87,546,985

TOTAL INVESTMENT COMPANIES (Cost $73,690,953)		$87,546,985

Total Investments (American Global Small Capitalization
Trust) (Cost $73,690,953) - 100.0%		$87,546,985
Other assets and liabilities, net - 0.0%		(19,836)

TOTAL NET ASSETS - 100.0%		$87,527,149

The accompanying notes are an integral part of the financial statements.

10

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

American Growth Trust

	Shares or Principal Amount	Value

INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American Growth Fund - Class 1	19,736,923	$1,109,807,173

TOTAL INVESTMENT COMPANIES (Cost $1,024,975,057)		$1,109,807,173

Total Investments (American Growth Trust)
(Cost $1,024,975,057) - 100.0%		$1,109,807,173
Other assets and liabilities, net - 0.0%		(13,883)

TOTAL NET ASSETS - 100.0%		$1,109,793,290

American Growth-Income Trust

	Shares or Principal Amount	Value

INVESTMENT COMPANIES - 100.0%
Equity - 100.0%
American Growth-Income Fund - Class 1	28,973,506	$1,043,046,204

TOTAL INVESTMENT COMPANIES (Cost $917,499,161)		$1,043,046,204

Total Investments (American Growth-Income Trust)
(Cost $917,499,161) - 100.0%		$1,043,046,204
Other assets and liabilities, net - 0.0%		(12,721)

TOTAL NET ASSETS - 100.0%		$1,043,033,483

American High-Income Bond Trust

	Shares or Principal Amount	Value

INVESTMENT COMPANIES - 100.0%
Fixed Income - 100.0%
American High-Income Bond Fund - Class 1	8,907,864	$98,342,823

TOTAL INVESTMENT COMPANIES (Cost $95,349,291)		$98,342,823

Total Investments (American High-Income Bond Trust)
(Cost $95,349,291) - 100.0%		$98,342,823
Other assets and liabilities, net - 0.0%		(18,293)

TOTAL NET ASSETS - 100.0%		$98,324,530

American International Trust

	Shares or Principal Amount	Value

INVESTMENT COMPANIES - 100.0%
Equity - 100.0%
American International Fund - Class 1	43,209,360	$686,596,734

TOTAL INVESTMENT COMPANIES (Cost $769,417,397)		$686,596,734

Total Investments (American International Trust)
(Cost $769,417,397) - 100.0%		$686,596,734
Other assets and liabilities, net - 0.0%		(15,726)

TOTAL NET ASSETS - 100.0%		$686,581,008

American New World Trust

	Shares or Principal Amount	Value

INVESTMENT COMPANIES - 100.0%
Equity - 100.0%
American New World Fund - Class 1	3,618,369	$74,466,039

TOTAL INVESTMENT COMPANIES (Cost $72,916,245)		$74,466,039

Total Investments (American New World Trust)
(Cost $72,916,245) - 100.0%		$74,466,039
Other assets and liabilities, net - 0.0%		(17,478)

TOTAL NET ASSETS - 100.0%		$74,448,561

Blue Chip Growth Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 99.2%
Consumer Discretionary - 23.9%
Auto Components - 0.2%
Johnson Controls, Inc.	132,900	$3,682,659
Automobiles - 0.4%
Harley-Davidson, Inc.	154,500	7,065,285
Hotels, Restaurants & Leisure - 8.6%
Carnival Corp. (L)	447,300	15,328,971
Chipotle Mexican Grill, Inc. (I)	34,800	13,222,260
Las Vegas Sands Corp.	449,400	19,544,406
Marriott International, Inc., Class A (L)	449,529	17,621,537
McDonald’s Corp.	95,100	8,419,203
Starbucks Corp.	821,800	43,818,376
Starwood Hotels & Resorts Worldwide, Inc.	296,000	15,699,840
Tim Hortons, Inc.	3,500	184,240
Wynn Resorts, Ltd.	14,700	1,524,684
Yum! Brands, Inc.	239,100	15,402,822

		150,766,339
Internet & Catalog Retail - 7.7%
Amazon.com, Inc. (I)	316,689	72,315,933
Expedia, Inc. (L)	3,900	187,473
Groupon, Inc. (I)(L)	366,600	3,896,958
Liberty Interactive Corp., Series A (I)	299,500	5,328,105
priceline.com, Inc. (I)	80,500	53,493,860

		135,222,329
Media - 1.8%
Discovery Communications, Inc., Series C (I)	287,600	14,405,884
Omnicom Group, Inc.	80,600	3,917,160
The Walt Disney Company	280,400	13,599,400

		31,922,444
Multiline Retail - 0.4%
Dollar General Corp. (I)	71,800	3,905,202
Dollar Tree, Inc. (I)	67,400	3,626,120

		7,531,322
Specialty Retail - 1.4%
Bed Bath & Beyond, Inc. (I)	57,200	3,534,960
Limited Brands, Inc.	97,900	4,163,687
O’Reilly Automotive, Inc. (I)	147,400	12,347,698
Ross Stores, Inc.	33,000	2,061,510
The Home Depot, Inc.	57,000	3,020,430
Tiffany & Company	100	5,295

		25,133,580
Textiles, Apparel & Luxury Goods - 3.4%
Coach, Inc.	168,400	9,848,032
Fossil, Inc. (I)(L)	158,200	12,108,628

The accompanying notes are an integral part of the financial statements.

11

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Blue Chip Growth Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods (continued)
Michael Kors Holdings, Ltd. (I)	35,600	$1,489,504
NIKE, Inc., Class B	136,000	11,938,080
PVH Corp.	114,400	8,899,176
Ralph Lauren Corp.	105,800	14,818,348

		59,101,768

		420,425,726
Consumer Staples - 1.3%
Beverages - 0.3%
Monster Beverage Corp. (I)	70,500	5,019,600
The Coca-Cola Company	2,900	226,751

		5,246,351
Food & Staples Retailing - 1.0%
CVS Caremark Corp.	109,200	5,102,916
Whole Foods Market, Inc.	132,400	12,620,368

		17,723,284

		22,969,635
Energy - 4.8%
Energy Equipment & Services - 2.3%
Cameron International Corp. (I)	197,400	8,430,954
FMC Technologies, Inc. (I)	117,800	4,621,294
Halliburton Company	100	2,839
Schlumberger, Ltd.	427,892	27,774,470

		40,829,557
Oil, Gas & Consumable Fuels - 2.5%
Concho Resources, Inc. (I)	102,000	8,682,240
EOG Resources, Inc.	136,100	12,263,971
EQT Corp.	98,900	5,304,007
Occidental Petroleum Corp.	65,200	5,592,204
Pioneer Natural Resources Company	68,300	6,024,743
Range Resources Corp.	94,800	5,865,276

		43,732,441

		84,561,998
Financials - 6.4%
Capital Markets - 3.5%
Ameriprise Financial, Inc.	74,351	3,885,583
BlackRock, Inc.	6,900	1,171,758
Franklin Resources, Inc.	244,565	27,144,269
Invesco, Ltd.	750,300	16,956,780
Morgan Stanley	20,800	303,472
Northern Trust Corp.	109,589	5,043,286
State Street Corp.	88,507	3,950,952
TD Ameritrade Holding Corp.	138,100	2,347,700
The Charles Schwab Corp. (L)	486	6,284
The Goldman Sachs Group, Inc.	7,076	678,305

		61,488,389
Commercial Banks - 0.7%
U.S. Bancorp	315,500	10,146,480
Wells Fargo & Company	47,100	1,575,024

		11,721,504
Consumer Finance - 1.2%
American Express Company	363,552	21,162,362
Diversified Financial Services - 0.8%
Citigroup, Inc.	5,800	158,978
IntercontinentalExchange, Inc. (I)	78,200	10,633,636
JPMorgan Chase & Company	106,400	3,801,672

		14,594,286
Insurance - 0.2%
Marsh & McLennan Companies, Inc.	99,700	3,213,331
Prudential Financial, Inc.	8,400	406,812

		3,620,143

		112,586,684
Health Care - 10.7%
Biotechnology - 4.0%
Alexion Pharmaceuticals, Inc. (I)	157,900	15,679,470
Amgen, Inc.	4,200	306,768
Biogen Idec, Inc. (I)	185,200	26,739,176
Celgene Corp. (I)	202,800	13,011,648
Gilead Sciences, Inc. (I)	237,500	12,179,000
Regeneron Pharmaceuticals, Inc. (I)(L)	22,500	2,569,950
Vertex Pharmaceuticals, Inc. (I)	5,700	318,744

		70,804,756
Health Care Equipment & Supplies - 1.3%
Baxter International, Inc.	92,100	4,895,115
Covidien PLC	79,100	4,231,850
Edwards Lifesciences Corp. (I)	57,700	5,960,410
Intuitive Surgical, Inc. (I)	200	110,758
Stryker Corp.	150,579	8,296,903

		23,495,036
Health Care Providers & Services - 4.1%
Cardinal Health, Inc.	238,300	10,008,600
Express Scripts Holding Company (I)	417,300	23,297,859
Henry Schein, Inc. (I)(L)	2,300	180,527
McKesson Corp.	298,100	27,946,875
UnitedHealth Group, Inc.	177,500	10,383,750

		71,817,611
Health Care Technology - 0.0%
Cerner Corp. (I)	400	33,064
Life Sciences Tools & Services - 0.5%
Thermo Fisher Scientific, Inc.	160,700	8,341,937
Pharmaceuticals - 0.8%
Allergan, Inc.	138,900	12,857,973
Perrigo Company	17,000	2,004,810

		14,862,783

		189,355,187
Industrials - 13.6%
Aerospace & Defense - 3.5%
Honeywell International, Inc.	243,200	13,580,288
Precision Castparts Corp.	165,200	27,173,748
The Boeing Company	191,600	14,235,880
United Technologies Corp.	92,000	6,948,760

		61,938,676
Air Freight & Logistics - 1.7%
C.H. Robinson Worldwide, Inc.	2,400	140,472
Expeditors International of Washington, Inc.	49,100	1,902,625
FedEx Corp.	308,300	28,243,363

		30,286,460
Airlines - 0.0%
United Continental Holdings, Inc. (I)(L)	14,300	347,919
Electrical Equipment - 0.3%
Roper Industries, Inc.	48,700	4,800,846
Industrial Conglomerates - 3.5%
3M Company	35,300	3,162,880
Danaher Corp.	1,073,026	55,883,194

The accompanying notes are an integral part of the financial statements.

12

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Blue Chip Growth Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Industrial Conglomerates (continued)
General Electric Company	73,700	$1,535,908

		60,581,982
Machinery - 0.3%
Caterpillar, Inc.	7,000	594,370
Cummins, Inc.	18,100	1,754,071
Deere & Company	2,500	202,175
Stanley Black & Decker, Inc.	36,700	2,362,012

		4,912,628
Professional Services - 0.4%
IHS, Inc., Class A (I)	68,900	7,422,597
Road & Rail - 2.4%
J.B. Hunt Transport Services, Inc.	57,500	3,427,000
Kansas City Southern	80,900	5,627,404
Union Pacific Corp.	275,000	32,810,250

		41,864,654
Trading Companies & Distributors - 1.5%
Fastenal Company (L)	418,400	16,865,704
W.W. Grainger, Inc. (L)	53,300	10,193,092

		27,058,796

		239,214,558
Information Technology - 31.8%
Communications Equipment - 2.5%
Juniper Networks, Inc. (I)	481,221	7,848,715
QUALCOMM, Inc.	648,277	36,096,063

		43,944,778
Computers & Peripherals - 11.4%
Apple, Inc. (I)	305,800	178,587,200
EMC Corp. (I)	839,100	21,506,133

		200,093,333
Electronic Equipment, Instruments & Components - 0.0%
Amphenol Corp., Class A	3,100	170,252
Internet Software & Services - 9.6%
Baidu, Inc., ADR (I)(L)	290,100	33,355,698
eBay, Inc. (I)	591,778	24,860,594
Facebook, Inc. (I)	407,308	11,691,031
Facebook, Inc., Class A (I)(L)	32,800	1,020,736
Google, Inc., Class A (I)	126,266	73,243,119
LinkedIn Corp., Class A (I)(L)	66,000	7,013,820
Tencent Holdings, Ltd.	608,500	17,969,314

		169,154,312
IT Services - 4.7%
Accenture PLC, Class A	73,800	4,434,642
Fiserv, Inc. (I)	20,500	1,480,510
International Business Machines Corp.	1,700	332,486
Mastercard, Inc., Class A	119,800	51,527,178
Visa, Inc., Class A	200,600	24,800,178

		82,574,994
Semiconductors & Semiconductor Equipment - 2.0%
Altera Corp.	85,900	2,906,856
Broadcom Corp., Class A (I)	665,500	22,493,900
Xilinx, Inc.	288,925	9,699,212

		35,099,968
Software - 1.6%
Autodesk, Inc. (I)	240,700	8,422,093
Intuit, Inc.	77,900	4,623,365
Microsoft Corp.	22,144	677,385
Oracle Corp.	6,400	190,080
Red Hat, Inc. (I)	58,900	3,326,672
Salesforce.com, Inc. (I)	85,200	11,779,752

		29,019,347

		560,056,984
Materials - 4.5%
Chemicals - 4.5%
Air Products & Chemicals, Inc.	4,500	363,285
Ecolab, Inc.	149,000	10,210,971
Monsanto Company	186,104	15,405,689
Praxair, Inc.	331,200	36,011,376
The Sherwin-Williams Company	135,100	17,880,485

		79,871,806

		79,871,806
Telecommunication Services - 2.2%
Diversified Telecommunication Services - 2.2%
American Tower Corp.	558,938	39,075,356

TOTAL COMMON STOCKS (Cost $1,248,247,690)		$1,748,117,934

SECURITIES LENDING COLLATERAL - 3.5%
John Hancock Collateral
Investment Trust, 0.3542% (W)(Y)	6,212,810	62,175,318

TOTAL SECURITIES LENDING
COLLATERAL (Cost $62,174,064)		$62,175,318

SHORT-TERM INVESTMENTS - 0.4%
Money Market Funds - 0.4%
State Street Institutional U.S. Government
Money Market Fund, 0.0317% (Y)	516,362	516,362
T. Rowe Price Prime Reserve Investment
Fund, 0.1573% (Y)	7,376,704	7,376,704

		7,893,066

TOTAL SHORT-TERM INVESTMENTS (Cost $7,893,066)		$7,893,066

Total Investments (Blue Chip Growth Trust)
(Cost $1,318,314,820) - 103.1%		$1,818,186,318
Other assets and liabilities, net - (3.1%)		(55,285,769)

TOTAL NET ASSETS - 100.0%		$1,762,900,549

Capital Appreciation Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 97.3%
Consumer Discretionary - 23.5%
Auto Components - 0.7%
BorgWarner, Inc. (I)(L)	120,255	$7,887,525
Automobiles - 1.2%
Harley-Davidson, Inc.	270,012	12,347,649
Hotels, Restaurants & Leisure - 5.6%
Chipotle Mexican Grill, Inc. (I)(L)	43,319	16,459,054
Dunkin’ Brands Group, Inc.	289,552	9,943,216
Starbucks Corp.	412,205	21,978,771
Yum! Brands, Inc.	163,468	10,530,609

		58,911,650
Internet & Catalog Retail - 4.9%
Amazon.com, Inc. (I)	150,344	34,331,052

The accompanying notes are an integral part of the financial statements.

13

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Capital Appreciation Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Internet & Catalog Retail (continued)
priceline.com, Inc. (I)	27,409	$18,213,829

		52,544,881
Media - 1.5%
The Walt Disney Company	334,220	16,209,670
Multiline Retail - 0.3%
Family Dollar Stores, Inc.	44,303	2,945,263
Specialty Retail - 3.0%
Inditex SA	179,529	18,568,622
TJX Companies, Inc.	301,478	12,942,451

		31,511,073
Textiles, Apparel & Luxury Goods - 6.3%
Burberry Group PLC-ADR	241,818	10,071,720
Coach, Inc.	180,905	10,579,324
Lululemon Athletica, Inc. (I)(L)	217,686	12,980,616
NIKE, Inc., Class B	213,494	18,740,503
Ralph Lauren Corp.	105,444	14,768,487

		67,140,650

		249,498,361
Consumer Staples - 6.1%
Food & Staples Retailing - 3.6%
Costco Wholesale Corp.	197,270	18,740,650
Whole Foods Market, Inc.	200,410	19,103,081

		37,843,731
Food Products - 1.1%
Mead Johnson Nutrition Company	141,797	11,416,077
Personal Products - 1.4%
The Estee Lauder Companies, Inc., Class A	278,648	15,080,430

		64,340,238
Energy - 4.0%
Energy Equipment & Services - 1.3%
National Oilwell Varco, Inc.	213,064	13,729,844
Oil, Gas & Consumable Fuels - 2.7%
Concho Resources, Inc. (I)	153,814	13,092,648
Occidental Petroleum Corp.	183,465	15,735,793

		28,828,441

		42,558,285
Financials - 3.9%
Capital Markets - 2.0%
The Goldman Sachs Group, Inc.	214,934	20,603,573
Consumer Finance - 1.3%
American Express Company	233,369	13,584,409
Diversified Financial Services - 0.6%
JPMorgan Chase & Company	187,045	6,683,118

		40,871,100
Health Care - 15.0%
Biotechnology - 3.7%
Alexion Pharmaceuticals, Inc. (I)	149,642	14,859,451
Biogen Idec, Inc. (I)	60,301	8,706,258
Vertex Pharmaceuticals, Inc. (I)	277,162	15,498,899

		39,064,608
Health Care Providers & Services - 3.2%
Express Scripts Holding Company (I)	293,775	16,401,458
UnitedHealth Group, Inc.	296,834	17,364,789

		33,766,247
Life Sciences Tools & Services - 1.8%
Agilent Technologies, Inc.	331,721	13,016,732
Illumina, Inc. (I)(L)	148,287	5,989,312

		19,006,044
Pharmaceuticals - 6.3%
Allergan, Inc.	173,003	16,014,888
Bristol-Myers Squibb Company	338,216	12,158,865
Novo Nordisk A/S, ADR	155,749	22,636,560
Perrigo Company	2,870	338,459
Shire PLC, ADR (L)	183,935	15,890,145

		67,038,917

		158,875,816
Industrials - 7.3%
Aerospace & Defense - 5.3%
Precision Castparts Corp.	145,866	23,993,498
The Boeing Company	246,197	18,292,437
United Technologies Corp.	188,121	14,208,779

		56,494,714
Electrical Equipment - 0.5%
Roper Industries, Inc.	52,299	5,155,635
Road & Rail - 1.5%
Union Pacific Corp.	132,207	15,773,617

		77,423,966
Information Technology - 33.6%
Communications Equipment - 1.1%
QUALCOMM, Inc.	211,168	11,757,834
Computers & Peripherals - 10.0%
Apple, Inc. (I)	126,076	73,628,384
EMC Corp. (I)	994,359	25,485,421
NetApp, Inc. (I)	210,746	6,705,938

		105,819,743
Internet Software & Services - 7.4%
Baidu, Inc., ADR (I)	145,865	16,771,558
Facebook, Inc., Class A (I)(L)	231,270	7,197,122
Google, Inc., Class A (I)	40,123	23,274,149
LinkedIn Corp., Class A (I)(L)	142,297	15,121,902
Rackspace Hosting, Inc. (I)	140,346	6,166,803
Tencent Holdings, Ltd., ADR	287,862	8,468,900
Youku.com, Inc., ADR (I)(L)	46,520	1,008,554

		78,008,988
IT Services - 6.9%
International Business Machines Corp.	105,362	20,606,700
Mastercard, Inc., Class A	75,323	32,397,176
Teradata Corp. (I)	42,271	3,043,935
Visa, Inc., Class A	139,225	17,212,387

		73,260,198
Semiconductors & Semiconductor Equipment - 2.7%
Altera Corp.	233,452	7,900,016
ARM Holdings PLC, ADR	210,037	4,996,780
Avago Technologies, Ltd.	272,737	9,791,258
Broadcom Corp., Class A (I)	172,592	5,833,610

		28,521,664
Software - 5.5%
Intuit, Inc.	129,438	7,682,145
Red Hat, Inc. (I)	281,619	15,905,841
Salesforce.com, Inc. (I)(L)	130,448	18,035,740

The accompanying notes are an integral part of the financial statements.

14

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Capital Appreciation Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Software (continued)
VMware, Inc., Class A (I)	189,274	$17,231,505

		58,855,231

		356,223,658
Materials - 1.6%
Chemicals - 1.6%
Monsanto Company	210,899	17,458,219
Telecommunication Services - 2.3%
Diversified Telecommunication Services - 2.3%
American Tower Corp.	250,005	17,477,850
Crown Castle International Corp. (I)	108,907	6,388,485

		23,866,335

		23,866,335

TOTAL COMMON STOCKS (Cost $806,193,777)		$1,031,115,978

SECURITIES LENDING COLLATERAL - 4.5%
John Hancock Collateral
Investment Trust, 0.3542% (W)(Y)	4,694,042	46,976,090

TOTAL SECURITIES LENDING COLLATERAL (Cost $46,975,463)		$46,976,090

SHORT-TERM INVESTMENTS - 2.0%
Money Market Funds - 2.0%
State Street Institutional Treasury Money
Market Fund, 0.0000% (Y)	21,219,831	21,219,831

TOTAL SHORT-TERM INVESTMENTS (Cost $21,219,831)		$21,219,831

Total Investments (Capital Appreciation Trust)
(Cost $874,389,071) - 103.8%		$1,099,311,899
Other assets and liabilities, net - (3.8%)		(39,849,312)

TOTAL NET ASSETS - 100.0%		$1,059,462,587

Capital Appreciation Value Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 60.9%
Consumer Discretionary - 7.7%
Auto Components - 1.7%
Delphi Automotive PLC (I)	88,900	$2,266,950
TRW Automotive Holdings Corp. (I)	88,800	3,264,288

		5,531,238
Automobiles - 0.7%
General Motors Company (I)	117,500	2,317,100
Leisure Equipment & Products - 0.6%
Hasbro, Inc. (L)	55,200	1,869,624
Media - 3.0%
The McGraw-Hill Companies, Inc.	53,500	2,407,500
The Walt Disney Company	145,900	7,076,150

		9,483,650
Multiline Retail - 1.5%
Dollar General Corp. (I)	48,300	2,627,037
Kohl’s Corp.	45,600	2,074,344

		4,701,381
Specialty Retail - 0.2%
Lowe’s Companies, Inc.	26,000	739,440

		24,642,433
Consumer Staples - 8.0%
Beverages - 2.0%
Coca-Cola Enterprises, Inc.	33,500	939,340
PepsiCo, Inc. (L)	76,100	5,377,226

		6,316,566
Food Products - 3.0%
General Mills, Inc.	165,100	6,362,954
Kellogg Company (L)	67,500	3,329,775

		9,692,729
Household Products - 2.0%
The Procter & Gamble Company	104,337	6,390,641
Personal Products - 0.0%
Avon Products, Inc.	1,500	24,315
Tobacco - 1.0%
Philip Morris International, Inc.	37,400	3,263,524

		25,687,775
Energy - 3.6%
Energy Equipment & Services - 0.6%
Schlumberger, Ltd.	7,700	499,807
Weatherford International, Ltd. (I)	118,300	1,494,129

		1,993,936
Oil, Gas & Consumable Fuels - 3.0%
Apache Corp.	13,400	1,177,726
EOG Resources, Inc.	6,000	540,660
Exxon Mobil Corp.	10,100	864,257
Nexen, Inc.	67,800	1,145,142
Spectra Energy Corp.	52,300	1,519,838
The Williams Companies, Inc.	130,100	3,749,482
WPX Energy, Inc. (I)	33,033	534,474

		9,531,579

		11,525,515
Financials - 7.6%
Capital Markets - 4.2%
BlackRock, Inc.	19,900	3,379,418
Invesco, Ltd.	226,600	5,121,160
Northern Trust Corp.	42,500	1,955,850
TD Ameritrade Holding Corp.	187,100	3,180,700

		13,637,128
Commercial Banks - 1.2%
U.S. Bancorp	116,700	3,753,072
Diversified Financial Services - 1.8%
JPMorgan Chase & Company	164,800	5,888,304
Insurance - 0.4%
XL Group PLC	54,300	1,142,472

		24,420,976
Health Care - 11.5%
Health Care Equipment & Supplies - 0.5%
Covidien PLC	32,700	1,749,450
Health Care Providers & Services - 3.8%
AmerisourceBergen Corp.	64,100	2,522,335
Express Scripts Holding Company (I)	15,300	854,199
Henry Schein, Inc. (I)(L)	357	28,021
Laboratory Corp. of
America Holdings (I)(L)	35,000	3,241,350

The accompanying notes are an integral part of the financial statements.

15

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Health Care Providers & Services (continued)
McKesson Corp.	11,600	$1,087,500
Quest Diagnostics, Inc.	73,100	4,378,690

		12,112,095
Life Sciences Tools & Services - 3.7%
Thermo Fisher Scientific, Inc.	227,600	11,814,716
Pharmaceuticals - 3.5%
Pfizer, Inc.	497,970	11,453,310

		37,129,571
Industrials - 7.3%
Aerospace & Defense - 2.6%
United Technologies Corp.	109,200	8,247,876
Industrial Conglomerates - 3.0%
Danaher Corp.	186,900	9,733,752
Machinery - 0.9%
Actuant Corp., Class A	3,799	103,181
Ingersoll-Rand PLC	35,300	1,488,954
Pall Corp.	23,900	1,309,959

		2,902,094
Road & Rail - 0.8%
CSX Corp.	118,500	2,649,660

		23,533,382
Information Technology - 9.2%
Communications Equipment - 0.3%
Cisco Systems, Inc.	59,300	1,018,181
Computers & Peripherals - 2.4%
Apple, Inc. (I)	12,200	7,124,800
Dell, Inc. (I)	52,600	658,552

		7,783,352
Electronic Equipment, Instruments & Components - 1.6%
TE Connectivity, Ltd.	155,800	4,971,578
Internet Software & Services - 1.1%
Google, Inc., Class A (I)	5,800	3,364,406
IT Services - 1.9%
Accenture PLC, Class A	14,800	889,332
Fiserv, Inc. (I)	63,900	4,614,858
International Business Machines Corp.	2,900	567,182

		6,071,372
Semiconductors & Semiconductor Equipment - 0.7%
Texas Instruments, Inc.	81,700	2,343,973
Software - 1.2%
Microsoft Corp.	29,400	899,346
Oracle Corp.	104,600	3,106,620

		4,005,966

		29,558,828
Materials - 2.2%
Chemicals - 0.6%
Potash Corp. of Saskatchewan, Inc.	43,800	1,913,622
Containers & Packaging - 1.6%
Ball Corp.	23,800	976,990
Crown Holdings, Inc. (I)	121,300	4,183,637

		5,160,627

		7,074,249
Telecommunication Services - 2.0%
Diversified Telecommunication Services - 2.0%
AT&T, Inc.	185,200	6,604,232
Utilities - 1.8%
Electric Utilities - 1.2%
American Electric Power Company, Inc.	22,100	881,790
Edison International	63,600	2,938,320

		3,820,110
Multi-Utilities - 0.6%
MDU Resources Group, Inc.	51,100	1,104,271
PG&E Corp.	18,700	846,549

		1,950,820

		5,770,930

TOTAL COMMON STOCKS (Cost $175,198,890)		$195,947,891

PREFERRED SECURITIES - 2.1%
Consumer Discretionary - 0.7%
Automobiles - 0.3%
General Motors Company,
Series B, 4.750%	29,500	979,400
Household Durables - 0.4%
Newell Financial Trust I, 5.250%	23,800	1,195,950

		2,175,350
Consumer Staples - 0.1%
Food Products - 0.1%
H.J. Heinz Finance Company, 8.000% (S)	4	429,250
Financials - 0.7%
Commercial Banks - 0.3%
U.S. Bancorp (6.000% to 04/15/2017, then
3 month LIBOR + 4.861%)	15,000	408,600
U.S. Bancorp (6.500% to 01/15/2022, then
3 month LIBOR + 4.468%)	14,000	400,120

		808,720
Diversified Financial Services - 0.4%
AMG Capital Trust I, 5.100%	29,460	1,439,121

		2,247,841
Utilities - 0.6%
Electric Utilities - 0.6%
PPL Corp., 8.750%	27,500	1,470,425
SCE Trust I, 5.625%	15,000	382,200

		1,852,625

		1,852,625

TOTAL PREFERRED SECURITIES (Cost $6,697,371)		$6,705,066

CORPORATE BONDS - 7.4%
Consumer Discretionary - 1.5%
CCH II LLC
13.500%, 11/30/2016	$57,307	$63,897
Dollar General Corp.
4.125%, 07/15/2017	225,000	228,375
Ford Motor Credit Company LLC
2.750%, 05/15/2015	400,000	403,301
3.875%, 01/15/2015	890,000	916,645
6.625%, 08/15/2017	200,000	227,595
7.000%, 10/01/2013	400,000	426,834
8.000%, 06/01/2014	500,000	554,697
Lamar Media Corp.
9.750%, 04/01/2014	885,000	991,200
MGM Resorts International
9.000%, 03/15/2020	175,000	194,250
10.375%, 05/15/2014	200,000	225,500

The accompanying notes are an integral part of the financial statements.

16

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)

	Shares or Principal Amount		Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
MGM Resorts International (continued)
13.000%, 11/15/2013		$260,000	$296,400
Penske Automotive Group, Inc.
7.750%, 12/15/2016		20,000	20,750
Sirius XM Radio, Inc.
9.750%, 09/01/2015 (S)		225,000	238,500
Univision Communications, Inc.
7.875%, 11/01/2020 (S)		50,000	53,500

			4,841,444
Consumer Staples - 0.1%
Rite Aid Corp.
10.375%, 07/15/2016		250,000	264,531
Energy - 1.8%
Concho Resources, Inc.
5.500%, 10/01/2022		325,000	321,750
CONSOL Energy, Inc.
8.000%, 04/01/2017		1,100,000	1,141,250
8.250%, 04/01/2020		175,000	183,750
Denbury Resources, Inc.
8.250%, 02/15/2020		125,000	136,875
EQT Corp.
4.875%, 11/15/2021		1,570,000	1,604,852
6.500%, 04/01/2018		315,000	358,270
Everest Acquisition LLC
6.875%, 05/01/2019 (S)		225,000	235,125
Laredo Petroleum, Inc.
7.375%, 05/01/2022 (S)		100,000	104,000
Peabody Energy Corp.
6.500%, 09/15/2020		180,000	182,250
7.375%, 11/01/2016		180,000	198,000
QEP Resources, Inc.
6.800%, 03/01/2020		120,000	131,700
6.875%, 03/01/2021		100,000	111,000
Range Resources Corp.
5.750%, 06/01/2021		160,000	167,200
8.000%, 05/15/2019		600,000	655,500
SM Energy Company
6.500%, 01/01/2023 (S)		125,000	127,031

			5,658,553
Financials - 0.7%
CNH Capital, Inc.
6.250%, 11/01/2016 (S)		50,000	53,500
International Lease Finance Corp.
6.500%, 09/01/2014 (S)		250,000	263,750
6.750%, 09/01/2016 (S)		525,000	564,375
7.125%, 09/01/2018 (S)		100,000	110,250
Janus Capital Group, Inc.
6.700%, 06/15/2017		675,000	724,359
Legg Mason, Inc.
5.500%, 05/21/2019 (S)		670,000	677,903

			2,394,137
Industrials - 1.2%
American Airlines Pass
Through Trust 2009-1A
10.375%, 07/02/2019		107,779	115,324
Continental Airlines 2009-1 Pass
Through Trust
9.000%, 07/08/2016		278,696	319,107
Continental Airlines 2009-2 Class A Pass
Through Trust
7.250%, 11/10/2019		157,805	177,925
Continental Airlines 2012-1 Class A Pass
Through Trust
4.150%, 04/11/2024		600,000	589,500
Continental Airlines, Inc.
6.750%, 09/15/2015 (S)		190,000	195,225
Delta Air Lines 2009-1 Class A Pass
Through Trust
7.750%, 12/17/2019		197,109	223,719
Delta Air Lines 2011-1 Class A Pass
Through Trust
5.300%, 04/15/2019		139,637	149,063
Schaeffler Finance BV
7.750%, 02/15/2017 (S)		200,000	208,500
8.500%, 02/15/2019 (S)		200,000	213,500
U.S. Airways 2010-1 Class A Pass
Through Trust
6.250%, 04/22/2023		495,785	520,574
U.S. Airways 2010-1 Class B Pass
Through Trust
8.500%, 04/22/2017		70,350	72,109
United Technologies Corp.
0.967%, 06/01/2015 (P)		900,000	909,609

			3,694,155
Information Technology - 0.4%
First Data Corp.
7.375%, 06/15/2019 (S)		900,000	918,000
Tyco Electronics Group SA
6.000%, 10/01/2012		475,000	481,098

			1,399,098
Materials - 0.0%
Ball Corp.
7.375%, 09/01/2019		125,000	138,125
Telecommunication Services - 1.0%
American Tower Corp.
4.625%, 04/01/2015		70,000	74,104
British Telecommunications PLC
1.593%, 12/20/2013 (P)		430,000	432,466
2.000%, 06/22/2015		290,000	294,027
CC Holdings GS V LLC
7.750%, 05/01/2017 (S)		1,080,000	1,170,450
Crown Castle International Corp.
7.125%, 11/01/2019		25,000	26,813
Matterhorn Mobile SA
6.750%, 05/15/2019 (S)	CHF	200,000	217,036
Nextel Communications, Inc.
5.950%, 03/15/2014		$350,000	350,438
SBA Telecommunications, Inc.
8.000%, 08/15/2016		65,000	69,225
8.250%, 08/15/2019		49,000	53,655
Sprint Capital Corp.
6.900%, 05/01/2019		25,000	23,500
Sprint Nextel Corp.
9.000%, 11/15/2018 (S)		300,000	335,250
11.500%, 11/15/2021 (S)		90,000	100,350
Unitymedia Hessen GmbH & Company
KG
7.500%, 03/15/2019 (S)		200,000	212,000

			3,359,314
Utilities - 0.7%
Calpine Construction Finance Company LP
8.000%, 06/01/2016 (S)		750,000	810,000

The accompanying notes are an integral part of the financial statements.

17

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)

	Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
Calpine Corp.
7.500%, 02/15/2021 (S)	$275,000	$297,000
CMS Energy Corp.
6.550%, 07/17/2017	170,000	192,730
8.750%, 06/15/2019	80,000	98,738
EQT Corp.
8.125%, 06/01/2019	483,000	579,559
Nisource Finance Corp.
4.450%, 12/01/2021	125,000	131,234

		2,109,261

TOTAL CORPORATE BONDS (Cost $22,953,495)		$23,858,618

CONVERTIBLE BONDS - 1.0%
Energy - 0.4%
Oil States International, Inc.
2.375%, 07/01/2025	363,000	755,494
Peabody Energy Corp. 4.750%, 12/15/2041	600,000	486,750

		1,242,244
Industrials - 0.2%
Continental Airlines, Inc.
4.500%, 01/15/2015	493,000	722,861
Information Technology - 0.3%
Xilinx, Inc. 3.125%, 03/15/2037	876,000	1,044,630
Telecommunication Services - 0.1%
SBA Communications Corp.
1.875%, 05/01/2013	229,000	317,165

TOTAL CONVERTIBLE BONDS (Cost $2,649,531)		$3,326,900

TERM LOANS (M) - 9.8%
Consumer Discretionary - 3.9%
Cedar Fair LP
4.000%, 12/15/2017	628,021	625,399
Charter Communications Operating LLC
3.500%, 09/06/2016	923,250	913,889
Delta 2 SARL
5.750%, 04/28/2017	997,500	994,650
DineEquity, Inc.
4.250%, 10/19/2017	1,134,097	1,127,009
Dollar General Corp.
2.995%, 07/06/2017	1,750,000	1,749,636
Federal-Mogul Corp.
2.178%, 12/27/2014	2,597,280	2,468,499
2.178%, 12/27/2015	2,302,125	2,187,979
Univision Communications, Inc.
4.495%, 03/31/2017	2,486,067	2,340,010

		12,407,071
Consumer Staples - 3.6%
Dunkin’ Brands, Inc.
4.000%, 11/23/2017	8,051,404	7,920,569
Pinnacle Foods Finance LLC
2.768%, 04/02/2014	730,374	720,471
4.750%, 10/17/2018	149,625	148,316
Reynolds Group Holdings, Inc.
6.500%, 02/09/2018	1,929,223	1,937,530
6.500%, 08/09/2018	490,897	493,011
Rite Aid Corp.
4.500%, 03/02/2018	500,000	492,000

		11,711,897
Energy - 0.1%
El Paso Corp.
6.500%, 04/24/2018	150,000	151,088
Terra-Gen Finance Company LLC
- 06/22/2017 (T)	100,000	99,500

		250,588
Financials - 0.3%
Fifth Third Processing
- 02/27/2019	49,875	49,626
Nuveen Investments, Inc.
5.963%, 05/13/2017	314,192	308,170
5.963%, 05/13/2017	367,116	360,508
8.250%, 02/28/2019	250,000	250,000
WorldPay US, Inc.
5.250%, 11/30/2017	148,409	147,760

		1,116,064
Health Care - 0.2%
HCA, Inc.
1.495%, 11/17/2012	530,711	528,831
Industrials - 0.2%
Delos Aircraft, Inc.
4.750%, 04/12/2016	250,000	250,938
Schaeffler AG
6.000%, 01/27/2017	300,000	299,531

		550,469
Information Technology - 0.4%
First Data Corp.
5.245%, 03/23/2017	1,323,491	1,257,731
Telecommunication Services - 1.1%
Crown Castle Operating Company
4.000%, 01/31/2019	746,873	733,803
Intelsat Jackson Holdings SA
5.250%, 04/02/2018	1,732,500	1,721,672
SBA Senior Finance
3.750%, 06/30/2018	198,000	196,020
Telesat Canada
4.250%, 03/28/2019	1,065,000	1,051,878

		3,703,373

TOTAL TERM LOANS (Cost $31,603,168)		$31,526,024

SECURITIES LENDING COLLATERAL - 2.5%
John Hancock Collateral
Investment Trust, 0.3542% (W)(Y)	795,587	$7,961,919

TOTAL SECURITIES LENDING COLLATERAL (Cost $7,961,848)		$7,961,919

SHORT-TERM INVESTMENTS - 18.8%
Money Market Funds - 17.5%
T. Rowe Price Reserve Investment
Fund, 0.1383% (Y)	56,177,227	56,177,227

The accompanying notes are an integral part of the financial statements.

18

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)

	Shares or Principal Amount	Value

SHORT-TERM INVESTMENTS (continued)
Repurchase Agreement - 1.3%
Repurchase Agreement with State
Street Corp. dated 06/29/2012 at 0.010%
to be repurchased at $4,114,003 on
07/02/2012, collateralized by $4,195,000
Federal Home Loan Bank, 0.370% due
05/01/2013 (valued at $4,200,244,
including interest)	$4,114,000	$4,114,000

TOTAL SHORT-TERM INVESTMENTS (Cost $60,291,227)		$60,291,227

Total Investments (Capital Appreciation Value Trust)
(Cost $307,355,530) - 102.5%		$329,617,645
Other assets and liabilities, net - (2.5%)		(8,000,108)

TOTAL NET ASSETS - 100.0%		$321,617,537

Core Allocation Plus Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 61.4%
Consumer Discretionary - 11.3%
Auto Components - 0.4%
Continental AG	2,687	$223,986
Dana Holding Corp.	3,600	46,116
Exedy Corp.	8,400	182,475
Stanley Electric Company, Ltd.	13,000	200,669
Tenneco, Inc. (I)	3,440	92,261

		745,507
Automobiles - 0.3%
Dongfeng Motor Group Company, Ltd.,
H Shares	116,000	181,747
Great Wall Motor Company, Ltd.,
H Shares (L)	70,000	140,488
Tesla Motors, Inc. (I)(L)	7,590	237,491

		559,726
Distributors - 0.4%
Genuine Parts Company	500	30,125
LKQ Corp. (I)	18,700	624,580

		654,705
Diversified Consumer Services - 0.3%
American Public Education, Inc. (I)	880	28,160
Anhanguera Educacional Participacoes SA	24,500	312,273
Benesse Holdings, Inc.	3,900	174,361
Weight Watchers International, Inc. (L)	900	46,404

		561,198
Hotels, Restaurants & Leisure - 1.4%
AFC Enterprises, Inc. (I)	4,610	106,675
Buffalo Wild Wings, Inc. (I)	1,190	103,102
Chipotle Mexican Grill, Inc. (I)(L)	930	353,354
Dunkin’ Brands Group, Inc.	8,100	278,154
Ignite Restaurant Group, Inc. (I)	1,300	23,543
Las Vegas Sands Corp.	8,000	347,920
Marriott International, Inc., Class A	3,300	129,360
Melco Crown Entertainment, Ltd., ADR (I)	23,400	269,558
Sands China, Ltd.	74,800	239,611
Starwood Hotels & Resorts Worldwide, Inc.	5,300	281,112
The Cheesecake Factory, Inc. (I)	4,720	150,851
Wyndham Worldwide Corp.	1,300	68,562

		2,351,802
Household Durables - 0.6%
Garmin, Ltd. (L)	1,400	53,606
Meritage Homes Corp. (I)(L)	2,150	72,971
PDG Realty SA Empreendimentos
e Participacoes	102,300	178,777
Persimmon PLC	60,020	574,334
PulteGroup, Inc. (I)	11,110	118,877
Tempur-Pedic International, Inc. (I)(L)	1,500	35,085

		1,033,650
Internet & Catalog Retail - 2.0%
Amazon.com, Inc. (I)	2,100	479,535
Expedia, Inc. (L)	15,300	735,471
HomeAway, Inc. (I)	3,340	72,612
Hyundai Home Shopping Network Corp.	2,996	293,191
Netflix, Inc. (I)(L)	1,100	75,317
priceline.com, Inc. (I)	1,840	1,222,717
Shutterfly, Inc. (I)(L)	5,175	158,821
TripAdvisor, Inc. (I)(L)	11,700	522,873

		3,560,537
Leisure Equipment & Products - 0.4%
Brunswick Corp.	1,630	36,219
Hasbro, Inc. (L)	1,200	40,644
LeapFrog Enterprises, Inc. (I)(L)	6,080	62,381
Mattel, Inc.	700	22,708
Polaris Industries, Inc.	4,500	321,660
Sega Sammy Holdings, Inc.	12,400	252,200

		735,812
Media - 1.6%
AirMedia Group, Inc., ADR (I)	30,600	72,828
DIRECTV, Class A (I)	3,920	191,374
Discovery Communications, Inc., Series C (I)	7,400	370,666
DISH Network Corp.	2,400	68,520
DreamWorks Animation SKG, Inc. (I)(L)	16,400	312,584
Focus Media Holding, Ltd., ADR	19,300	453,164
Gannett Company, Inc.	4,400	64,812
Genius Products, Inc. (I)	32	4
News Corp., Class A	6,800	151,572
The McGraw-Hill Companies, Inc.	7,300	328,500
The Walt Disney Company	13,800	669,300
Viacom, Inc., Class B	930	43,729

		2,727,053
Multiline Retail - 0.7%
Family Dollar Stores, Inc.	4,800	319,104
Golden Eagle Retail Group, Ltd.	47,000	96,905
Intime Department Store Group Company, Ltd.	115,500	114,726
Kohl’s Corp.	1,790	81,427
Macy’s, Inc.	6,200	212,970
Maoye International Holdings, Ltd.	1,004,000	184,860
New World Department Store China, Ltd.	262,000	141,829

		1,151,821
Specialty Retail - 2.2%
Abercrombie & Fitch Company, Class A	2,900	99,006
Advance Auto Parts, Inc.	2,600	177,372
AutoZone, Inc. (I)	500	183,585
Bed Bath & Beyond, Inc. (I)	4,100	253,380
Best Buy Company, Inc. (L)	6,700	140,432
DSW, Inc., Class A	1,980	107,712
Esprit Holdings, Ltd.	27,000	34,735
Express, Inc. (I)	7,880	143,180
Foot Locker, Inc.	9,200	281,336
GNC Holdings, Inc., Class A	4,110	161,112
Hibbett Sports, Inc. (I)(L)	2,330	134,464

The accompanying notes are an integral part of the financial statements.

19

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Core Allocation Plus Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Specialty Retail (continued)
K’s Holding Corp.	6,300	$184,363
Lowe’s Companies, Inc.	8,200	233,208
Lumber Liquidators Holdings, Inc. (I)	800	27,032
Mattress Firm Holding Corp. (I)(L)	1,440	43,646
O’Reilly Automotive, Inc. (I)	2,900	242,933
Rent-A-Center, Inc.	3,020	101,895
rue21, Inc. (I)(L)	4,520	114,085
The Children’s Place Retail Stores, Inc. (I)	2,470	123,080
The Gap, Inc. (L)	3,400	93,024
TJX Companies, Inc.	9,000	386,370
Urban Outfitters, Inc. (I)	18,450	509,036

		3,774,986
Textiles, Apparel & Luxury Goods - 1.0%
Coach, Inc.	10,650	622,812
Deckers Outdoor Corp. (I)(L)	490	21,565
Hanesbrands, Inc. (I)	6,531	181,105
Lululemon Athletica, Inc. (I)	3,600	214,668
PVH Corp.	3,600	280,044
Steven Madden, Ltd. (I)	3,040	96,520
Under Armour, Inc., Class A (I)	2,980	281,550

		1,698,264

		19,555,061
Consumer Staples - 3.6%
Beverages - 0.5%
C&C Group PLC	56,524	241,305
Coca Cola Hellenic Bottling Company SA (I)	1,665	29,538
Coca-Cola Enterprises, Inc.	3,600	100,944
Dr. Pepper Snapple Group, Inc. (L)	3,300	144,375
Monster Beverage Corp. (I)	1,960	139,552
PepsiCo, Inc.	800	56,528
The Coca-Cola Company	2,810	219,714

		931,956
Food & Staples Retailing - 1.1%
Casey’s General Stores, Inc.	1,540	90,845
CVS Caremark Corp.	15,200	710,296
Safeway, Inc. (L)	2,000	36,300
SUPERVALU, Inc. (L)	10,300	53,354
The Kroger Company	10,500	243,495
Wal-Mart Stores, Inc.	8,560	596,803
Walgreen Company (L)	6,100	180,438

		1,911,531
Food Products - 0.6%
Archer-Daniels-Midland Company	13,990	412,985
Bunge, Ltd.	400	25,096
ConAgra Foods, Inc.	1,700	44,081
Dean Foods Company (I)	7,200	122,616
Smithfield Foods, Inc. (I)	2,000	43,260
Tyson Foods, Inc., Class A	19,800	372,834

		1,020,872
Household Products - 0.2%
Kimberly-Clark Corp.	600	50,262
The Procter & Gamble Company	3,770	230,913

		281,175
Personal Products - 0.2%
Elizabeth Arden, Inc. (I)	3,690	143,209
Herbalife, Ltd.	1,200	57,996
Pola Orbis Holdings, Inc.	5,100	157,800

		359,005
Tobacco - 1.0%
Altria Group, Inc.	4,530	156,512
Lorillard, Inc.	4,770	629,402
Philip Morris International, Inc.	6,660	581,152
Reynolds American, Inc. (L)	8,600	385,882

		1,752,948

		6,257,487
Energy - 5.3%
Energy Equipment & Services - 0.3%
Atwood Oceanics, Inc. (I)	3,720	140,765
Diamond Offshore Drilling, Inc. (L)	2,600	153,738
Gulfmark Offshore, Inc., Class A (I)	2,978	101,371
National Oilwell Varco, Inc.	2,900	186,876

		582,750
Oil, Gas & Consumable Fuels - 5.0%
Anadarko Petroleum Corp.	3,210	212,502
Apache Corp.	3,180	279,490
Cabot Oil & Gas Corp.	2,900	114,260
Canadian Natural Resources, Ltd.	5,900	158,264
Chevron Corp.	10,430	1,100,365
Cobalt International Energy, Inc. (I)	19,300	453,550
Concho Resources, Inc. (I)	690	58,733
ConocoPhillips	9,600	536,448
CONSOL Energy, Inc. (L)	15,500	468,720
Devon Energy Corp.	1,570	91,044
EnCana Corp.	9,700	202,051
EOG Resources, Inc.	1,600	144,176
Exxon Mobil Corp.	17,075	1,461,108
JX Holdings, Inc.	34,700	178,254
Karoon Gas Australia, Ltd. (I)	15,547	65,259
Marathon Oil Corp.	8,285	211,847
Marathon Petroleum Corp.	2,300	103,316
MEG Energy Corp. (I)	2,700	96,771
MEG Energy Corp. (I)(S)	1,100	39,425
Murphy Oil Corp.	4,700	236,363
Newfield Exploration Company (I)	3,800	111,378
Noble Energy, Inc.	2,320	196,782
Occidental Petroleum Corp.	2,710	232,437
Peabody Energy Corp.	2,400	58,848
Phillips 66 (I)	3,100	103,044
Pioneer Natural Resources Company	5,060	446,343
Range Resources Corp.	3,035	187,775
Repsol YPF SA	7,875	126,616
Rex Energy Corp. (I)	12,260	137,435
Rosetta Resources, Inc. (I)	3,270	119,813
SemGroup Corp., Class A (I)	2,990	95,471
Southwestern Energy Company (I)	6,000	191,580
The Williams Companies, Inc.	1,000	28,820
Tourmaline Oil Corp. (I)	8,110	214,121
WPX Energy, Inc. (I)	7,900	127,822

		8,590,231

		9,172,981
Financials - 7.7%
Capital Markets - 0.8%
Ameriprise Financial, Inc.	780	40,763
BlackRock, Inc.	1,490	253,032
EFG International (I)	43,031	239,629
Invesco, Ltd.	3,800	85,880
Knight Capital Group, Inc., Class A (I)	8,260	98,624
T. Rowe Price Group, Inc.	4,500	283,320
UBS AG (I)	41,900	489,995

		1,491,243

The accompanying notes are an integral part of the financial statements.

20

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Core Allocation Plus Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Commercial Banks - 2.2%
Banco Santander Brasil SA, ADR	36,700	$284,425
Bank of Ireland (I)	864,286	108,661
BB&T Corp.	2,500	77,125
East West Bancorp, Inc.	1,000	23,460
Fifth Third Bancorp	18,300	245,220
Hana Financial Group, Inc.	10,790	344,434
Huntington Bancshares, Inc.	9,600	61,440
KeyCorp	7,700	59,598
Mitsubishi UFJ Financial Group	13,400	64,130
PNC Financial Services Group, Inc.	9,090	555,490
PrivateBancorp, Inc. (L)	4,440	65,534
Regions Financial Corp.	7,300	49,275
Royal Bank Of Scotland Group PLC (I)	87,166	295,495
SunTrust Banks, Inc.	6,600	159,918
U.S. Bancorp	5,600	180,096
Wells Fargo & Company	33,200	1,110,208
Western Alliance Bancorp (I)	8,000	74,880

		3,759,389
Consumer Finance - 0.6%
Discover Financial Services	21,400	740,012
Netspend Holdings, Inc. (I)	3,820	35,106
SLM Corp.	13,500	212,085

		987,203
Diversified Financial Services - 0.7%
Citigroup, Inc.	6,690	183,373
JPMorgan Chase & Company	25,520	911,830
Moody’s Corp.	3,400	124,270
The NASDAQ OMX Group, Inc.	1,100	24,937

		1,244,410
Insurance - 2.6%
ACE, Ltd.	1,600	118,608
Aflac, Inc.	6,150	261,929
American International Group, Inc. (I)	33,760	1,083,358
Assurant, Inc.	4,200	146,328
Berkshire Hathaway, Inc., Class B (I)	1,510	125,828
China Pacific Insurance Group Company, Ltd.,
H Shares	65,600	213,859
Cincinnati Financial Corp.	7,300	277,911
CNA Financial Corp.	1,000	27,720
Everest Re Group, Ltd.	1,150	119,014
Hartford Financial Services Group, Inc.	2,200	38,786
LIG Insurance Company, Ltd.	6,190	127,615
MetLife, Inc.	7,400	228,290
Prudential Financial, Inc.	3,940	190,814
Resolution, Ltd.	110,002	337,958
The Allstate Corp.	24,000	842,160
Torchmark Corp.	1,375	69,506
Unum Group (L)	3,690	70,590
W.R. Berkley Corp.	7,600	295,792

		4,576,066
Real Estate Investment Trusts - 0.5%
American Capital Agency Corp.	5,400	181,494
Annaly Capital Management, Inc. (L)	20,010	335,768
Coresite Realty Corp.	1,960	50,607
Hospitality Properties Trust	3,900	96,603
LaSalle Hotel Properties	900	26,226
Pebblebrook Hotel Trust	5,060	117,949
Sunstone Hotel Investors, Inc. (I)	4,460	49,015

		857,662
Real Estate Management & Development - 0.3%
BR Malls Participacoes SA	18,000	206,124
BR Properties SA	23,800	280,836

		486,960

		13,402,933
Health Care - 11.4%
Biotechnology - 4.9%
Algeta ASA (I)	1,314	37,600
Alkermes PLC (I)	6,900	117,093
Amgen, Inc.	13,550	989,692
Amylin Pharmaceuticals, Inc. (I)	71,420	2,016,187
Arena Pharmaceuticals, Inc. (I)(L)	4,810	48,004
AVEO Pharmaceuticals, Inc. (I)	5,030	61,165
Biogen Idec, Inc. (I)	5,430	783,983
BioMarin Pharmaceutical, Inc. (I)	16,500	653,070
Celgene Corp. (I)	3,700	237,392
Cubist Pharmaceuticals, Inc. (I)	1,260	47,767
Exelixis, Inc. (I)	4,600	25,438
Gilead Sciences, Inc. (I)	14,380	737,406
Immunogen, Inc. (I)	5,180	86,920
Incyte Corp. (I)(L)	4,010	91,027
Ironwood Pharmaceuticals, Inc. (I)(L)	5,900	81,302
Medivation, Inc. (I)	3,100	283,340
NPS Pharmaceuticals, Inc. (I)	9,360	80,590
Onyx Pharmaceuticals, Inc. (I)	12,790	849,896
Regeneron Pharmaceuticals, Inc. (I)	4,800	548,256
Rigel Pharmaceuticals, Inc. (I)	2,700	25,110
Seattle Genetics, Inc. (I)(L)	5,060	128,473
Vertex Pharmaceuticals, Inc. (I)	11,400	637,488

		8,567,199
Health Care Equipment & Supplies - 1.0%
ABIOMED, Inc. (I)	3,670	83,749
Edwards Lifesciences Corp. (I)	3,800	392,540
HeartWare International, Inc. (I)	1,880	166,944
IDEXX Laboratories, Inc. (I)	4,300	413,359
Insulet Corp. (I)(L)	6,120	130,784
Intuitive Surgical, Inc. (I)	550	304,585
Medtronic, Inc.	1,600	61,968
St. Jude Medical, Inc.	2,400	95,784
Volcano Corp. (I)	3,410	97,697

		1,747,410
Health Care Providers & Services - 0.6%
Aetna, Inc.	5,200	201,604
McKesson Corp.	2,800	262,500
UnitedHealth Group, Inc.	8,800	514,800
WellPoint, Inc.	900	57,411

		1,036,315
Health Care Technology - 0.3%
Catamaran Corp. (I)	2,366	234,731
Cerner Corp. (I)	3,400	281,044

		515,775
Life Sciences Tools & Services - 0.2%
Agilent Technologies, Inc.	1,400	54,936
PAREXEL International Corp. (I)	6,160	173,897

		228,833
Pharmaceuticals - 4.4%
Abbott Laboratories	10,230	659,528
AstraZeneca PLC	6,055	270,652
Auxilium Pharmaceuticals, Inc. (I)	2,500	67,225
Bristol-Myers Squibb Company	2,200	79,090
Daiichi Sankyo Company, Ltd.	6,900	116,176
Eisai Company, Ltd.	6,700	294,156

The accompanying notes are an integral part of the financial statements.

21

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Core Allocation Plus Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Pharmaceuticals (continued)
Elan Corp. PLC, ADR (I)(L)	33,800	$493,142
Eli Lilly & Company	29,180	1,252,114
Forest Laboratories, Inc. (I)	6,310	220,787
Johnson & Johnson	7,110	480,352
Merck & Company, Inc.	19,610	818,718
Optimer Pharmaceuticals, Inc. (I)(L)	5,100	79,152
Perrigo Company	2,980	351,431
Pfizer, Inc.	51,955	1,194,965
Salix Pharmaceuticals, Ltd. (I)	15,470	842,187
Shionogi & Company, Ltd.	7,400	100,630
The Medicines Company (I)	3,740	85,796
UCB SA	5,437	274,360

		7,680,461

		19,775,993
Industrials - 6.3%
Aerospace & Defense - 1.9%
BAE Systems PLC	78,715	356,215
DigitalGlobe, Inc. (I)	7,800	118,248
Esterline Technologies Corp. (I)	1,280	79,808
General Dynamics Corp.	6,680	440,613
L-3 Communications Holdings, Inc.	3,460	256,075
Lockheed Martin Corp.	3,100	269,948
Moog, Inc., Class A (I)	3,530	145,966
Northrop Grumman Corp.	720	45,929
Qinetiq PLC	136,464	336,110
Raytheon Company	7,940	449,325
Teledyne Technologies, Inc. (I)	2,060	126,999
Textron, Inc. (L)	6,800	169,116
The Boeing Company	1,100	81,730
TransDigm Group, Inc. (I)	3,100	416,330

		3,292,412
Airlines - 0.2%
Delta Air Lines, Inc. (I)	11,300	123,735
Spirit Airlines, Inc. (I)	9,140	177,864
United Continental Holdings, Inc. (I)(L)	2,600	63,258

		364,857
Building Products - 0.3%
Kingspan Group Plc	17,674	143,389
Masco Corp.	17,600	244,112
Trex Company, Inc. (I)	3,010	90,571

		478,072
Commercial Services & Supplies - 0.3%
Babcock International Group PLC	15,551	208,086
Copart, Inc. (I)	2,500	59,225
Pitney Bowes, Inc. (L)	2,500	37,425
R.R. Donnelley & Sons Company (L)	4,500	52,965
Sykes Enterprises, Inc. (I)	7,260	115,870

		473,571
Construction & Engineering - 0.2%
Fluor Corp.	2,000	98,680
Vinci SA	6,737	315,314

		413,994
Electrical Equipment - 0.5%
Acuity Brands, Inc.	1,620	82,474
AMETEK, Inc.	10,300	514,073
Belden, Inc.	4,100	136,735
Polypore International, Inc. (I)(L)	3,910	157,925

		891,207
Industrial Conglomerates - 1.1%
3M Company	6,630	594,048
General Electric Company	40,880	851,939
Nava Bharat Ventures, Ltd.	66,755	222,359
Shanghai Industrial Holdings, Ltd.	75,000	199,157

		1,867,503
Machinery - 1.0%
Amada Company, Ltd.	21,000	124,559
Caterpillar, Inc.	3,170	269,165
CNH Global NV (I)(L)	2,900	112,694
Colfax Corp. (I)	1,080	29,776
Cummins, Inc.	2,760	267,472
Deere & Company	2,800	226,436
Middleby Corp. (I)	220	21,914
Parker Hannifin Corp.	3,870	297,526
Sauer-Danfoss, Inc.	1,500	52,395
Vallourec SA	3,288	134,949
Wabtec Corp.	2,770	216,088

		1,752,974
Professional Services - 0.4%
Dun & Bradstreet Corp.	2,200	156,574
Equifax, Inc.	3,900	181,740
Intertek Group PLC	5,232	219,888
The Advisory Board Company (I)	2,830	140,340

		698,542
Road & Rail - 0.3%
Canadian National Railway Company	3,300	278,454
Landstar System, Inc.	3,780	195,502
Old Dominion Freight Line, Inc. (I)	3,650	158,009

		631,965
Trading Companies & Distributors - 0.1%
DXP Enterprises, Inc. (I)	1,580	65,554
WESCO International, Inc. (I)	406	23,365

		88,919

		10,954,016
Information Technology - 12.3%
Communications Equipment - 1.2%
Cisco Systems, Inc.	35,450	608,677
Comverse Technology, Inc. (I)	135,701	789,780
F5 Networks, Inc. (I)	1,300	129,428
Finisar Corp. (I)(L)	6,230	93,201
Harris Corp. (L)	700	29,295
Ixia (I)(L)	8,050	96,761
Juniper Networks, Inc. (I)	17,200	280,532
QUALCOMM, Inc.	1,000	55,680

		2,083,354
Computers & Peripherals - 1.7%
Apple, Inc. (I)	4,350	2,540,400
Dell, Inc. (I)	5,300	66,356
Gemalto NV	3,635	261,416
Hewlett-Packard Company	4,800	96,528
Lexmark International, Inc., Class A	1,700	45,186

		3,009,886
Electronic Equipment, Instruments & Components - 0.5%
Coherent, Inc. (I)(L)	2,510	108,683
Fabrinet (I)	8,040	100,902
FUJIFILM Holdings Corp.	13,500	255,222
Jabil Circuit, Inc.	6,570	133,568
Trimble Navigation, Ltd. (I)	3,500	161,035

The accompanying notes are an integral part of the financial statements.

22

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Core Allocation Plus Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Electronic Equipment, Instruments &
Components (continued)
Universal Display Corp. (I)(L)	2,290	$82,303

		841,713
Internet Software & Services - 2.9%
CoStar Group, Inc. (I)	600	48,720
Daum Communications Corp. (I)	3,055	274,726
DealerTrack Holdings, Inc. (I)	3,440	103,578
Dena Company, Ltd.	9,300	246,868
eBay, Inc. (I)	25,030	1,051,510
Equinix, Inc. (I)	2,700	474,255
Google, Inc., Class A (I)	1,260	730,888
IAC/InterActiveCorp	3,700	168,720
LinkedIn Corp., Class A (I)	6,500	690,755
LivePerson, Inc. (I)	8,580	163,535
NetEase.com, Inc., ADR (I)(L)	3,600	211,860
Rackspace Hosting, Inc. (I)	9,000	395,460
Sohu.com, Inc. (I)(L)	5,480	244,627
Web.com Group, Inc. (I)	6,550	119,996
Yahoo! Japan Corp.	445	144,014

		5,069,512
IT Services - 1.4%
Accenture PLC, Class A	2,400	144,216
Amdocs, Ltd. (I)	9,200	273,424
International Business Machines Corp.	2,630	514,375
Mastercard, Inc., Class A	830	356,991
Sapient Corp.	11,730	118,121
Syntel, Inc.	2,350	142,645
Teradata Corp. (I)	300	21,603
The Western Union Company (L)	36,000	606,240
Vantiv, Inc. (I)	8,600	200,294
Wright Express Corp. (I)	2,290	141,339

		2,519,248
Semiconductors & Semiconductor Equipment - 1.1%
Broadcom Corp., Class A (I)	900	30,420
Cypress Semiconductor Corp. (I)	8,720	115,278
Intel Corp.	30,800	820,820
KLA-Tencor Corp.	3,800	187,150
Lattice Semiconductor Corp. (I)	18,670	70,386
LSI Corp. (I)	16,200	103,194
Marvell Technology Group, Ltd.	2,700	30,456
Maxim Integrated Products, Inc. (L)	4,000	102,560
Skyworks Solutions, Inc. (I)	6,740	184,474
Ultratech, Inc. (I)	3,060	96,390
Wolfson Microelectronics PLC (I)	36,044	111,389
Xilinx, Inc.	1,800	60,426

		1,912,943
Software - 3.5%
Activision Blizzard, Inc.	38,300	459,217
ANSYS, Inc. (I)	4,800	302,928
BroadSoft, Inc. (I)(L)	1,900	55,024
CA, Inc.	7,500	203,175
Cadence Design Systems, Inc. (I)(L)	13,790	151,552
Changyou.com, Ltd., ADR (I)	5,700	120,327
Concur Technologies, Inc. (I)(L)	4,290	292,149
Electronic Arts, Inc. (I)	29,400	363,090
Guidewire Software, Inc. (I)	1,200	33,744
Imperva, Inc. (I)	3,000	86,460
Jive Software, Inc. (I)(L)	4,560	95,714
Konami Corp.	6,900	156,715
Microsoft Corp.	35,090	1,073,403
MicroStrategy, Inc., Class A (I)	865	112,329
Nintendo Company, Ltd.	2,180	254,371
Oracle Corp.	30,560	907,632
Parametric Technology Corp. (I)	1,180	24,733
Pegasystems, Inc.	2,910	95,972
Red Hat, Inc. (I)	9,400	530,912
SolarWinds, Inc. (I)	2,200	95,832
Solera Holdings, Inc.	3,380	141,250
Splunk, Inc. (I)(L)	4,300	120,830
Symantec Corp. (I)	12,700	185,547
Tangoe, Inc. (I)	2,960	63,078
VMware, Inc., Class A (I)	800	72,832

		5,998,816

		21,435,472
Materials - 1.5%
Chemicals - 0.7%
CF Industries Holdings, Inc.	740	143,368
Eastman Chemical Company (L)	4,400	221,628
Huabao International Holdings, Ltd. (L)	793,000	390,324
Methanex Corp.	3,570	99,389
Monsanto Company	620	51,324
PPG Industries, Inc.	2,090	221,791
The Sherwin-Williams Company	150	19,853

		1,147,677
Construction Materials - 0.4%
CRH PLC (London Exchange)	20,617	400,084
HeidelbergCement AG	5,220	250,593

		650,677
Containers & Packaging - 0.1%
Owens-Illinois, Inc. (I)	3,200	61,344
Silgan Holdings, Inc.	2,840	121,240

		182,584
Metals & Mining - 0.3%
Alcoa, Inc.	6,900	60,375
Aquarius Platinum, Ltd. (L)	76,212	54,882
Detour Gold Corp. (I)	5,800	116,843
Freeport-McMoRan Copper & Gold, Inc.	3,310	112,772
Monnet Ispat & Energy, Ltd.	4,013	27,132
Reliance Steel & Aluminum Company	600	30,300
Southern Copper Corp.	2,000	63,020
Xingda International Holdings, Ltd.	456,000	150,302

		615,626
Paper & Forest Products - 0.0%
Domtar Corp.	600	46,026

		2,642,590
Telecommunication Services - 0.8%
Diversified Telecommunication Services - 0.6%
AT&T, Inc.	10,660	380,136
Verizon Communications, Inc.	15,630	694,597

		1,074,733
Wireless Telecommunication Services - 0.2%
SK Telecom Company, Ltd.	1,888	205,918
United States Cellular Corp. (I)	750	28,965

		234,883

		1,309,616
Utilities - 1.2%
Electric Utilities - 0.6%
Entergy Corp.	5,570	378,147
Pinnacle West Capital Corp.	6,500	336,310

The accompanying notes are an integral part of the financial statements.

23

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Core Allocation Plus Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Electric Utilities (continued)
Xcel Energy, Inc.	16,000	$454,560

		1,169,017
Gas Utilities - 0.1%
Snam SpA	33,747	150,444
Independent Power Producers & Energy Traders - 0.1%
The AES Corp. (I)	8,800	112,904
Multi-Utilities - 0.4%
Ameren Corp.	7,620	255,575
Public Service Enterprise Group, Inc.	12,700	412,750

		668,325

		2,100,690

TOTAL COMMON STOCKS (Cost $103,333,916)		$106,606,839

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 13.5%
U.S. Government - 8.4%
U.S. Treasury Bonds
1.875%, 09/30/2017	$300,000	$316,617
3.000%, 05/15/2042	200,000	209,938
3.125%, 11/15/2041	800,000	861,500
3.875%, 08/15/2040	100,000	123,313
4.250%, 05/15/2039	675,000	882,984
4.375%, 02/15/2038 to 05/15/2041	418,500	558,305
4.625%, 02/15/2040	500,000	692,735
4.750%, 02/15/2041	674,400	954,171
6.250%, 08/15/2023	100,000	145,359
U.S. Treasury Notes
0.625%, 07/15/2014	2,350,000	2,363,743
0.750%, 12/15/2013	1,850,000	1,861,995
3.125%, 08/31/2013 (D)	2,550,000	2,634,270
4.000%, 02/15/2015	1,625,000	1,777,344
4.250%, 11/15/2014	1,100,000	1,200,718

		14,582,992
U.S. Government Agency - 5.1%
Federal Home Loan Mortgage Corp.
4.500%, 10/01/2038	72,437	77,287
5.250%, 04/18/2016	300,000	351,185
Federal National Mortgage Association
3.500%, TBA (C)	1,000,000	1,051,240
4.000%, TBA (C)	1,000,000	1,064,412
4.500%, TBA (C)	200,000	214,587
4.520%, 04/01/2020	291,936	329,867
4.680%, 02/01/2020	292,008	331,847
5.500%, B (C)	1,800,000	1,963,294
Government National Mortgage Association
4.000%, 09/15/2040 to 09/15/2041	2,825,988	3,090,876
5.000%, 04/15/2036 to 04/15/2038	314,913	347,947

		8,822,542

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $22,529,248)		$23,405,534

FOREIGN GOVERNMENT
OBLIGATIONS - 0.4%
Brazil - 0.3%
Federative Republic of Brazil
5.875%, 01/15/2019	235,000	283,645
10.000%, 01/01/2014	500,000	255,481

		539,126
Mexico - 0.1%
Government of Mexico
5.625%, 01/15/2017	100,000	116,375
6.750%, 09/27/2034	60,000	81,900

		198,275

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $725,828)		$737,401

CORPORATE BONDS - 13.3%
Consumer Discretionary - 2.0%
AutoNation, Inc.
5.500%, 02/01/2020	16,000	16,480
Autozone, Inc.
4.000%, 11/15/2020	135,000	144,398
CBS Corp.
5.750%, 04/15/2020	90,000	104,744
8.200%, 05/15/2014	95,000	107,552
CCO Holdings LLC
6.500%, 04/30/2021	15,000	15,975
6.625%, 01/31/2022	25,000	26,750
7.375%, 06/01/2020	40,000	43,950
Comcast Cable Communications LLC
8.500%, 05/01/2027	50,000	68,869
Comcast Corp.
3.125%, 07/15/2022	55,000	55,306
6.450%, 03/15/2037	150,000	182,636
COX Communications, Inc.
8.375%, 03/01/2039 (S)	180,000	253,607
CSC Holdings, Inc.
7.625%, 07/15/2018	30,000	33,525
DIRECTV Holdings LLC
3.800%, 03/15/2022	110,000	111,332
4.600%, 02/15/2021	50,000	53,215
4.750%, 10/01/2014	70,000	75,148
DISH DBS Corp.
5.875%, 07/15/2022 (S)	20,000	20,200
6.750%, 06/01/2021	35,000	37,800
Ford Motor Company
7.450%, 07/16/2031	25,000	31,313
Ford Motor Credit Company LLC
2.750%, 05/15/2015	200,000	201,650
Historic TW, Inc.
6.625%, 05/15/2029	100,000	120,044
Home Depot, Inc.
5.875%, 12/16/2036	150,000	192,281
Lamar Media Corp.
5.875%, 02/01/2022 (S)	5,000	5,125
Liberty Media LLC
8.250%, 02/01/2030	20,000	20,550
Limited Brands, Inc.
5.625%, 02/15/2022	40,000	41,200
7.000%, 05/01/2020	10,000	11,100
Macy’s Retail Holdings, Inc.
6.900%, 04/01/2029	50,000	59,183
NBCUniversal Media LLC
5.150%, 04/30/2020	110,000	126,370
NetFlix, Inc.
8.500%, 11/15/2017	15,000	15,788
News America, Inc.
7.280%, 06/30/2028	140,000	164,661
7.850%, 03/01/2039	50,000	63,590
PVH Corp.
7.375%, 05/15/2020	20,000	22,150

The accompanying notes are an integral part of the financial statements.

24

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Core Allocation Plus Trust (continued)

	Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
QVC, Inc.
7.500%, 10/01/2019 (S)	$20,000	$22,205
Sally Holdings LLC
5.750%, 06/01/2022	10,000	10,463
Staples, Inc.
9.750%, 01/15/2014	100,000	111,779
Time Warner Cable, Inc.
5.000%, 02/01/2020	90,000	101,137
5.875%, 11/15/2040	120,000	134,478
6.750%, 07/01/2018	100,000	121,880
Time Warner, Inc.
3.400%, 06/15/2022	10,000	10,092
5.875%, 11/15/2016	15,000	17,572
7.625%, 04/15/2031	200,000	258,585
Viacom, Inc.
6.875%, 04/30/2036	135,000	174,996
Videotron Ltee
5.000%, 07/15/2022 (S)	21,000	21,315
Wynn Las Vegas LLC
7.750%, 08/15/2020	35,000	38,763

		3,449,757
Consumer Staples - 1.1%
Altria Group, Inc.
9.700%, 11/10/2018	200,000	276,894
10.200%, 02/06/2039	25,000	40,713
Anheuser-Busch InBev Worldwide, Inc.
8.200%, 01/15/2039	50,000	79,592
Cargill, Inc.
4.307%, 05/14/2021 (S)	100,000	109,853
Coca-Cola Enterprises, Inc.
2.125%, 09/15/2015	170,000	174,217
Coca-Cola Refreshments USA, Inc.
7.375%, 03/03/2014	1,000	1,108
Constellation Brands, Inc.
7.250%, 05/15/2017	45,000	51,469
CVS Caremark Corp.
6.250%, 06/01/2027	65,000	80,716
6.600%, 03/15/2019	100,000	124,775
General Mills, Inc.
5.250%, 08/15/2013	100,000	104,979
Kraft Foods Group, Inc.
3.500%, 06/06/2022 (S)	85,000	87,297
Kraft Foods, Inc.
6.875%, 01/26/2039	90,000	117,082
Lorillard Tobacco Company
8.125%, 06/23/2019	36,000	44,703
Molson Coors Brewing Company
3.500%, 05/01/2022	25,000	25,691
PepsiCo, Inc.
7.900%, 11/01/2018	114,000	152,383
Pernod-Ricard SA
5.750%, 04/07/2021 (S)	200,000	225,941
The Coca-Cola Company
1.800%, 09/01/2016	100,000	102,749
Wal-Mart Stores, Inc.
6.200%, 04/15/2038	125,000	170,266

		1,970,428
Energy - 1.1%
Anadarko Petroleum Corp.
6.450%, 09/15/2036	150,000	173,623
BP Capital Markets PLC
1.846%, 05/05/2017	215,000	217,239
Chesapeake Energy Corp.
6.875%, 11/15/2020	10,000	9,850
ConocoPhillips
5.900%, 05/15/2038	245,000	319,668
CONSOL Energy, Inc.
8.000%, 04/01/2017	5,000	5,188
8.250%, 04/01/2020	10,000	10,500
Continental Resources, Inc.
5.000%, 09/15/2022 (S)	35,000	35,525
El Paso Corp.
6.500%, 09/15/2020	40,000	43,849
7.000%, 06/15/2017	35,000	39,718
Energy Transfer Equity LP
7.500%, 10/15/2020	45,000	49,388
Everest Acquisition LLC
6.875%, 05/01/2019 (S)	10,000	10,450
Harvest Operations Corp.
6.875%, 10/01/2017 (S)	30,000	31,875
Hornbeck Offshore Services, Inc.
5.875%, 04/01/2020 (S)	30,000	29,775
Kinder Morgan Energy Partners LP
6.850%, 02/15/2020	75,000	90,102
Kinder Morgan Finance Company LLC
6.000%, 01/15/2018 (S)	55,000	57,200
Newfield Exploration Company
5.625%, 07/01/2024	10,000	10,225
5.750%, 01/30/2022	10,000	10,450
6.875%, 02/01/2020	25,000	26,625
Nexen, Inc.
6.200%, 07/30/2019	100,000	115,895
Peabody Energy Corp.
6.500%, 09/15/2020	51,000	51,638
Petrobras International Finance Company
5.375%, 01/27/2021	175,000	188,740
6.750%, 01/27/2041	76,000	89,257
Pioneer Natural Resources Company
6.650%, 03/15/2017	25,000	29,049
6.875%, 05/01/2018	25,000	29,435
Plains All American Pipeline LP
5.750%, 01/15/2020	50,000	58,652
Range Resources Corp.
5.750%, 06/01/2021	5,000	5,225
6.750%, 08/01/2020	20,000	21,700
7.500%, 10/01/2017	10,000	10,450
Transocean, Inc.
4.950%, 11/15/2015	100,000	107,684

		1,878,975
Financials - 5.4%
AMB Property LP
6.125%, 12/01/2016	100,000	112,097
American Express Centurion Bank
6.000%, 09/13/2017	250,000	295,380
American International Group, Inc.
4.875%, 09/15/2016 to 06/01/2022	130,000	135,906
5.450%, 05/18/2017	100,000	108,605
Bank of America Corp.
5.625%, 07/01/2020	165,000	176,769
5.650%, 05/01/2018	160,000	171,172
5.700%, 01/24/2022	50,000	55,106
5.750%, 12/01/2017	210,000	224,215
5.875%, 01/05/2021	100,000	109,254
6.000%, 09/01/2017	110,000	118,763
7.625%, 06/01/2019	125,000	147,066

The accompanying notes are an integral part of the financial statements.

25

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Core Allocation Plus Trust (continued)

	Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Barclays Bank PLC
6.050%, 12/04/2017 (S)	$100,000	$101,091
Brandywine Operating Partnership LP
4.950%, 04/15/2018	75,000	76,845
7.500%, 05/15/2015	100,000	111,056
Capital One Financial Corp.
6.150%, 09/01/2016	225,000	251,637
CIT Group, Inc.
5.250%, 03/15/2018	31,000	32,008
Citigroup, Inc.
4.500%, 01/14/2022	40,000	41,346
6.125%, 11/21/2017 to 08/25/2036	480,000	513,498
6.875%, 03/05/2038	25,000	30,616
8.500%, 05/22/2019	125,000	154,462
Credit Acceptance Corp.
9.125%, 02/01/2017	25,000	27,125
Discover Financial Services
6.450%, 06/12/2017	100,000	112,247
DuPont Fabros Technology LP
8.500%, 12/15/2017	30,000	33,000
Equity One, Inc.
6.000%, 09/15/2017	50,000	54,277
ERP Operating LP
5.250%, 09/15/2014	100,000	107,745
General Electric Capital Corp.
4.650%, 10/17/2021	155,000	172,263
5.300%, 02/11/2021	150,000	168,475
5.875%, 01/14/2038	100,000	114,945
6.750%, 03/15/2032	90,000	111,555
Hartford Financial Services Group, Inc.,
(8.125% to 06/15/2018, then 3 month
LIBOR + 4.6025%)
06/15/2038	30,000	31,425
HCP, Inc.
3.750%, 02/01/2019	30,000	29,965
5.650%, 12/15/2013	100,000	105,625
6.000%, 01/30/2017	35,000	39,228
Health Care REIT, Inc.
5.250%, 01/15/2022	125,000	132,695
Host Hotels & Resorts LP
6.000%, 11/01/2020	30,000	32,550
HSBC Holdings PLC
5.100%, 04/05/2021	245,000	273,726
6.800%, 06/01/2038	100,000	114,672
International Lease Finance Corp.
5.650%, 06/01/2014	30,000	30,750
5.750%, 05/15/2016	60,000	60,896
6.375%, 03/25/2013	38,000	38,808
7.125%, 09/01/2018 (S)	100,000	110,250
JPMorgan Chase & Company
4.350%, 08/15/2021	160,000	168,991
6.000%, 01/15/2018	150,000	172,261
6.400%, 05/15/2038	250,000	300,958
Kimco Realty Corp.
6.875%, 10/01/2019	100,000	119,713
Lloyds TSB Bank PLC
4.375%, 01/12/2015 (S)	125,000	129,106
Massachusetts Mutual Life Insurance
Company
8.875%, 06/01/2039 (S)	100,000	143,450
Merrill Lynch & Company, Inc.
6.400%, 08/28/2017	55,000	59,853
MetLife, Inc.
5.000%, 06/15/2015	150,000	164,933
Metropolitan Life Global Funding I
3.125%, 01/11/2016 (S)	325,000	340,619
5.125%, 04/10/2013 (S)	25,000	25,827
Morgan Stanley
4.750%, 03/22/2017	110,000	109,804
6.625%, 04/01/2018	400,000	418,426
Nationwide Mutual Insurance Company
9.375%, 08/15/2039 (S)	105,000	138,291
PNC Funding Corp.
5.625%, 02/01/2017	100,000	111,311
Provident Funding Associates LP
10.250%, 04/15/2017 (S)	25,000	26,063
Realty Income Corp.
6.750%, 08/15/2019	100,000	117,885
SLM Corp.
6.000%, 01/25/2017	20,000	20,661
7.250%, 01/25/2022	100,000	105,750
8.450%, 06/15/2018	35,000	39,200
SunTrust Banks, Inc.
3.600%, 04/15/2016	100,000	103,874
The Bank of New York Mellon Corp.
2.500%, 01/15/2016	150,000	155,444
The Bear Stearns Companies LLC
6.400%, 10/02/2017	115,000	132,676
The Goldman Sachs Group, Inc.
5.250%, 07/27/2021	170,000	172,813
5.750%, 01/24/2022	200,000	211,276
6.150%, 04/01/2018	40,000	43,384
6.750%, 10/01/2037	155,000	152,071
7.500%, 02/15/2019	75,000	85,575
The Royal Bank of Scotland PLC
4.875%, 08/25/2014 (S)	160,000	164,519
Ventas Realty LP
4.750%, 06/01/2021	75,000	77,968
Wachovia Corp.
5.750%, 06/15/2017	155,000	180,557
Wells Fargo & Company
2.100%, 05/08/2017	100,000	100,270
3.676%, 06/15/2016	100,000	106,479
4.950%, 10/16/2013	140,000	146,794

		9,415,916
Health Care - 0.8%
AmerisourceBergen Corp.
5.875%, 09/15/2015	50,000	56,799
Amgen, Inc.
3.875%, 11/15/2021	130,000	137,370
6.900%, 06/01/2038	100,000	127,456
Cigna Corp.
4.000%, 02/15/2022	125,000	130,460
Express Scripts Holding Company
2.100%, 02/12/2015 (S)	275,000	277,724
Fresenius US Finance II, Inc.
9.000%, 07/15/2015 (S)	15,000	17,231
HCA, Inc.
6.500%, 02/15/2020	40,000	43,350
8.500%, 04/15/2019	25,000	28,000
Medco Health Solutions, Inc.
7.125%, 03/15/2018	60,000	74,063
Pfizer, Inc.
7.200%, 03/15/2039	50,000	76,011
Roche Holdings, Inc.
6.000%, 03/01/2019 (S)	125,000	155,569
Tenet Healthcare Corp.
6.250%, 11/01/2018	50,000	52,750

The accompanying notes are an integral part of the financial statements.

26

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Core Allocation Plus Trust (continued)

	Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Health Care (continued)
UnitedHealth Group, Inc.
2.875%, 03/15/2022	$100,000	$101,116
WellPoint, Inc.
7.000%, 02/15/2019	30,000	37,268

		1,315,167
Industrials - 0.4%
BE Aerospace, Inc.
5.250%, 04/01/2022	20,000	20,600
Bombardier, Inc.
7.500%, 03/15/2018 (S)	20,000	21,925
Case New Holland, Inc.
7.875%, 12/01/2017	80,000	92,400
Continental Airlines 1997-4 Class A Pass
Through Trust
6.900%, 01/02/2018	38,152	40,155
Continental Airlines 1998-1 Class A Pass
Through Trust
6.648%, 09/15/2017	39,341	41,458
Crown Americas LLC
7.625%, 05/15/2017	35,000	37,800
Deluxe Corp.
7.375%, 06/01/2015	15,000	15,225
ERAC USA Finance LLC
6.375%, 10/15/2017 (S)	150,000	175,403
Esterline Technologies Corp.
7.000%, 08/01/2020	5,000	5,500
Huntington Ingalls Industries, Inc.
7.125%, 03/15/2021	30,000	31,350
Masco Corp.
6.500%, 08/15/2032	15,000	14,433
7.125%, 03/15/2020	35,000	38,641
Textron, Inc.
7.250%, 10/01/2019	50,000	58,883
U.S. Airways 2010-1 Class A Pass
Through Trust
6.250%, 04/22/2023	14,032	14,733
United Technologies Corp.
3.100%, 06/01/2022	65,000	68,169
Waste Management, Inc.
6.375%, 03/11/2015	45,000	50,609

		727,284
Information Technology - 0.3%
Audatex North America, Inc.
6.750%, 06/15/2018 (S)	10,000	10,525
Equinix, Inc.
8.125%, 03/01/2018	20,000	22,150
Fidelity National Information Services, Inc.
5.000%, 03/15/2022 (S)	35,000	35,613
Hewlett-Packard Company
3.000%, 09/15/2016	350,000	360,146
Hughes Satellite Systems Corp.
6.500%, 06/15/2019	15,000	15,938
Jabil Circuit, Inc.
5.625%, 12/15/2020	5,000	5,288
Seagate HDD Cayman
6.875%, 05/01/2020	55,000	59,125

		508,785
Materials - 0.4%
Agrium, Inc.
7.125%, 05/23/2036	50,000	65,573
ArcelorMittal
5.500%, 03/01/2021	25,000	23,679
6.125%, 06/01/2018	75,000	76,083
Ball Corp.
5.000%, 03/15/2022	10,000	10,400
6.750%, 09/15/2020	30,000	33,000
CF Industries, Inc.
7.125%, 05/01/2020	15,000	18,263
Clearwater Paper Corp.
7.125%, 11/01/2018	5,000	5,275
Crown Americas LLC
6.250%, 02/01/2021	10,000	10,925
FMG Resources August 2006 Pty, Ltd.
6.000%, 04/01/2017 (S)	45,000	45,225
Owens-Brockway Glass Container, Inc.
7.375%, 05/15/2016	45,000	50,175
Rio Tinto Finance USA, Ltd.
6.500%, 07/15/2018	75,000	92,488
Silgan Holdings, Inc.
5.000%, 04/01/2020 (S)	40,000	40,900
The Dow Chemical Company
4.250%, 11/15/2020	125,000	135,704
5.900%, 02/15/2015	50,000	55,763

		663,453
Telecommunication Services - 0.8%
AT&T, Inc.
5.500%, 02/01/2018	160,000	190,214
6.300%, 01/15/2038	160,000	199,545
Cricket Communications, Inc.
7.750%, 05/15/2016	55,000	58,369
Deutsche Telekom International Finance BV
8.750%, 06/15/2030	50,000	69,466
eAccess, Ltd.
8.250%, 04/01/2018 (S)	5,000	4,550
Frontier Communications Corp.
7.125%, 03/15/2019	10,000	10,100
8.250%, 04/15/2017	10,000	10,750
SBA Telecommunications, Inc.
8.250%, 08/15/2019	10,000	10,950
Sprint Nextel Corp.
7.000%, 03/01/2020 (S)	15,000	15,600
9.000%, 11/15/2018 (S)	15,000	16,763
Telecom Italia Capital SA
5.250%, 11/15/2013	50,000	50,125
6.000%, 09/30/2034	25,000	19,188
Telefonica Emisiones SAU
3.992%, 02/16/2016	50,000	44,713
5.134%, 04/27/2020	75,000	64,644
Verizon Communications, Inc.
5.550%, 02/15/2016	50,000	57,413
8.750%, 11/01/2018	285,000	391,947
Verizon Wireless Capital LLC
5.550%, 02/01/2014	115,000	123,121
Vivendi SA
2.400%, 04/10/2015 (S)	60,000	59,414
Windstream Corp.
7.875%, 11/01/2017	60,000	65,400

		1,462,272
Utilities - 1.0%
AmeriGas Finance LLC
6.750%, 05/20/2020	25,000	25,500
AmeriGas Partners LP
6.500%, 05/20/2021	15,000	15,075
Calpine Corp.
7.500%, 02/15/2021	20,000	21,600

The accompanying notes are an integral part of the financial statements.

27

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Core Allocation Plus Trust (continued)

	Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
Carolina Power & Light Company
5.300%, 01/15/2019	$55,000	$66,055
CenterPoint Energy, Inc.
6.500%, 05/01/2018	50,000	59,397
Centrais Eletricas Brasileiras SA
5.750%, 10/27/2021 (S)	270,000	295,110
Commonwealth Edison Company
5.950%, 08/15/2016	100,000	117,409
Dominion Resources, Inc.
6.400%, 06/15/2018	50,000	61,138
7.000%, 06/15/2038	25,000	34,762
DPL, Inc.
7.250%, 10/15/2021 (S)	40,000	44,400
Duke Energy Corp.
5.650%, 06/15/2013	50,000	52,258
Edison International
3.750%, 09/15/2017	50,000	52,748
Ferrellgas LP
6.500%, 05/01/2021	16,000	14,600
FirstEnergy Corp.
7.375%, 11/15/2031	100,000	125,654
Georgia Power Company
5.250%, 12/15/2015	50,000	56,724
Ipalco Enterprises, Inc.
7.250%, 04/01/2016 (S)	5,000	5,431
Nevada Power Company
6.500%, 08/01/2018	50,000	61,962
NiSource Finance Corp.
6.400%, 03/15/2018	50,000	58,433
NRG Energy, Inc.
7.375%, 01/15/2017	15,000	15,600
Oncor Electric Delivery Company LLC
7.500%, 09/01/2038	50,000	63,794
Progress Energy Inc.
7.000%, 10/30/2031	50,000	66,031
Puget Sound Energy, Inc.
5.757%, 10/01/2039	100,000	129,023
Sempra Energy
6.500%, 06/01/2016	115,000	135,337
Southern California Edison Company
6.000%, 01/15/2034	100,000	132,183
The AES Corp.
8.000%, 06/01/2020	20,000	22,950

		1,733,174

TOTAL CORPORATE BONDS (Cost $21,525,845)		$23,125,211

CAPITAL PREFERRED SECURITIES - 0.1%
Financials - 0.1%
ACE Capital Trust II
9.700%, 04/01/2030	$75,000	$102,811
NB Capital Trust IV
8.250%, 04/15/2027	35,000	35,784

		138,595

TOTAL CAPITAL PREFERRED SECURITIES (Cost $119,573)		$138,595

MUNICIPAL BONDS - 1.4%
Bay Area Toll Authority (California)
6.263%, 04/01/2049	150,000	200,231
City of Chicago (Illinois) 6.845%, 01/01/2038	155,000	176,348
Illinois State Toll Highway Authority
6.184%, 01/01/2034	95,000	117,500
Irvine Ranch Water District Joint Powers
Agency (California) 2.605%, 03/15/2014	130,000	134,514
Los Angeles Unified School District
(California) 5.750%, 07/01/2034	150,000	176,217
Maryland State Transportation Authority
5.888%, 07/01/2043	40,000	51,980
New Jersey State Turnpike Authority
7.414%, 01/01/2040	100,000	146,338
New York State Thruway Authority
5.883%, 04/01/2030	185,000	237,773
North Texas Tollway Authority
6.718%, 01/01/2049	70,000	93,776
Port Authority of New York & New Jersey
(New York) 6.040%, 12/01/2029	45,000	57,557
State of California
7.300%, 10/01/2039	175,000	218,617
7.550%, 04/01/2039	100,000	129,548
7.600%, 11/01/2040	30,000	38,729
State of Illinois
5.877%, 03/01/2019	155,000	172,427
5.665%, 03/01/2018	200,000	221,494
University of California 5.770%, 05/15/2043	85,000	103,731
University of Missouri 5.960%, 11/01/2039	110,000	146,980

TOTAL MUNICIPAL BONDS (Cost $1,996,391)		$2,423,760

COLLATERALIZED MORTGAGE
OBLIGATIONS - 1.1%
Commercial & Residential - 1.1%
American Tower Trust, Series 2007-1A,
Class AFX 5.420%, 04/15/2037 (S)	50,000	53,042
Banc of America Merrill Lynch Commercial
Mortgage, Inc., Series 2007-4, Class A4
5.917%, 02/10/2051 (P)	140,000	161,215
Bear Stearns Commercial Mortgage Securities
Series 2006-PW 14, Class A4,
5.201%, 12/11/2038	215,000	242,904
Series 2007-T26, Class A4,
5.471%, 01/12/2045 (P)	30,000	34,336
Series 2006-PW11, Class A4,
5.619%, 03/11/2039 (P)	225,000	252,857
Series 2007-PW16, Class A4,
5.906%, 06/11/2040 (P)	140,000	160,131
Commercial Mortgage Pass Through
Certificates, Series 2010-C1, Class A3
4.205%, 07/10/2046 (S)	135,000	145,495
Credit Suisse Mortgage Capital Certificates,
Series 2006-C1, Class A4
5.593%, 02/15/2039 (P)	210,000	234,708
DBUBS Mortgage Trust, Series 2011-LC1A,
Class A3 5.002%, 11/10/2046 (S)	140,000	158,403
Greenwich Capital Commercial
Funding Corp., Series 2004-GG1, Class A7
5.317%, 06/10/2036 (P)	70,000	74,189
GS Mortgage Securities Corp. II
Series 2011-GC3, Class A4,
4.753%, 03/10/2044 (S)	100,000	111,419
5.366%, 05/03/2032 (S)	30,000	35,787
LB-UBS Commercial Mortgage Trust,
Series 2006-C4, Class A4
6.067%, 06/15/2038 (P)	140,000	159,809
OBP Depositor LLC Trust, Series 2010-OBP,
Class A 4.646%, 07/15/2045 (S)	100,000	114,241

		1,938,536

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $1,825,341)		$1,938,536

The accompanying notes are an integral part of the financial statements.

28

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Core Allocation Plus Trust (continued)

	Shares or Principal Amount	Value

ASSET BACKED SECURITIES - 0.7%
Ally Master Owner Trust, Series 2010-3,
Class B 3.470%, 04/15/2015 (S)	$125,000	$126,219
Avis Budget Rental Car Funding AESOP LLC
Series 2009-2A, Class A,
5.680%, 02/20/2014 (S)	235,000	239,914
Series 2009-1A, Class A,
9.310%, 10/20/2013 (S)	73,333	74,419
CenterPoint Energy Transition
Bond Company LLC
Series 2005-A, Class A2,
4.970%, 08/01/2014	2,242	2,251
Series 2005-A, Class A,
5.170%, 08/01/2019	28,000	32,114
First Investors Auto Owner Trust,
Series 2012-1A, Class A2
1.960%, 11/15/2017 (S)	100,000	100,851
Ford Credit Auto Lease Trust, Series 2012-A,
Class B 1.610%, 10/15/2016 (S)	175,000	175,189
Hertz Vehicle Financing LLC, Series 2010-1A,
Class A2 3.740%, 02/25/2017 (S)	150,000	161,128
Santander Drive Auto Receivables Trust,
Series 2011-1, Class B 2.350%, 11/16/2015	185,000	187,057
SNAAC Auto Receivables Trust,
Series 2012-1A, Class A
1.780%, 06/15/2016 (S)	41,000	41,012
Volvo Financial Equipment LLC,
Series 2012-1A, Class B
1.510%, 08/15/2017 (S)	35,000	35,241

TOTAL ASSET BACKED SECURITIES (Cost $1,154,123)		$1,175,395

INVESTMENT COMPANIES - 0.3%
iShares Russell 2000 Growth Index Fund (L)	5,310	$485,706
SPDR S&P 500 ETF Trust	800	109,016

TOTAL INVESTMENT COMPANIES (Cost $600,843)		$594,722

RIGHTS - 0.0%
Energy - 0.0%
Repsol YPF SA (Expiration Date: 07/05/2012;
Strike Price: EUR 0.554) (I)	7,875	5,521
Financials - 0.0%
CETIP SA - Mercados Organizados
(Expiration Date: 06/18/2012, Strike Price:
BRL 26.71) (I)	2	0

TOTAL RIGHTS (Cost $5,445)		$5,521

SECURITIES LENDING COLLATERAL - 4.7%
John Hancock Collateral
Investment Trust, 0.3542% (W)(Y)	815,680	8,163,001

TOTAL SECURITIES LENDING
COLLATERAL (Cost $8,163,190)		$8,163,001

SHORT-TERM INVESTMENTS - 9.1%
Repurchase Agreement - 9.1%
Bank of America Tri-Party Repurchase
Agreement dated 06/29/2012 at 0.130% to
be repurchased at $15,800,171 on
07/02/2012, collateralized by $5,358,000
Federal National Mortgage Association,
1.250% due 01/30/2017 (valued at
$5,468,341, including interest), $9,323,000
Federal Home Loan Mortgage Corp.,
5.630% due 11/23/2035 (valued at
$10,647,752, including interest)	15,800,000	15,800,000

TOTAL SHORT-TERM INVESTMENTS (Cost $15,800,000)		$15,800,000

Total Investments (Core Allocation Plus Trust)
(Cost $177,779,743) - 106.0%		$184,114,515
Other assets and liabilities, net - (6.0%)		(10,367,725)

TOTAL NET ASSETS - 100.0%		$173,746,790

Core Fundamental Holdings Trust

	Shares or Principal Amount	Value

INVESTMENT COMPANIES - 100.0%
Affiliated Investment Companies - 38.4%
Equity - 22.2%
John Hancock Variable Insurance Trust (G)
500 Index, Series NAV (John Hancock) (2)(A)	4,774,409	$56,385,768
International Index, Series NAV
(John Hancock) (2)(A)	982,828	14,821,045
Fixed Income - 16.2%
John Hancock Variable Insurance Trust (G)
Total Bond Market A,
Series NAV (Declaration) (A)	3,537,503	51,718,296
American Funds Insurance Series - 61.6%
Equity - 37.3%
American Blue Chip Income & Growth
Fund - Class 1	2,394,496	23,322,393
American Growth Fund - Class 1	415,168	23,344,912
American Growth-Income Fund - Class 1	1,298,779	46,756,048
American International Fund - Class 1	1,639,168	26,046,380
Fixed Income - 24.3%
American U.S. Government Fund - Class 1	6,064,291	77,562,284

TOTAL INVESTMENT COMPANIES (Cost $296,659,350)		$319,957,126

Total Investments (Core Fundamental Holdings Trust)
(Cost $296,659,350) - 100.0%		$319,957,126
Other assets and liabilities, net - 0.0%		(26,704)

TOTAL NET ASSETS - 100.0%		$319,930,422

The accompanying notes are an integral part of the financial statements.

29

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Core Global Diversification Trust

	Shares or Principal Amount	Value

INVESTMENT COMPANIES - 100.0%
Affiliated Investment Companies - 39.6%
John Hancock Variable Insurance Trust (G) - 39.6%
Equity - 25.8%
500 Index, Series NAV (John Hancock) (2)(A)	2,414,713	$28,517,765
International Index, Series NAV
(John Hancock) (2)(A)	3,440,396	51,881,168
Fixed Income - 13.8%
Total Bond Market A,
Series NAV (Declaration) (A)	2,937,987	42,953,370
American Funds Insurance Series - 60.4%
Equity - 39.7%
American Global Growth Fund - Class 1	2,575,302	54,467,641
American Growth-Income Fund - Class 1	428,045	15,409,627
American International Fund - Class 1	3,381,868	53,737,881
Fixed Income - 20.7%
American U.S. Government Fund - Class 1	5,037,534	64,430,055

TOTAL INVESTMENT COMPANIES (Cost $309,383,117)		$311,397,507

Total Investments (Core Global Diversification Trust)
(Cost $309,383,117) - 100.0%		$311,397,507
Other assets and liabilities, net - 0.0%		(27,570)

TOTAL NET ASSETS - 100.0%		$311,369,937

Disciplined Diversification Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 70.6%
Consumer Discretionary - 9.0%
Auto Components - 0.5%
Aisin Seiki Company, Ltd.	600	$19,966
American Axle &
Manufacturing Holdings, Inc. (I)	394	4,133
Amerigon, Inc. (I)	400	4,596
Autoliv, Inc.	1,000	54,660
Autoneum Holding AG (I)	46	2,094
BorgWarner, Inc. (I)(L)	800	52,472
Bosch, Ltd.	16	2,625
Bridgestone Corp.	1,700	38,994
Cheng Shin Rubber Industry Company, Ltd.	5,900	14,920
Cie Generale des Etablissements Michelin	998	65,274
Continental AG	469	39,095
Cooper Tire & Rubber Company	800	14,032
Dana Holding Corp.	1,463	18,741
Denso Corp.	1,700	57,883
Dorman Products, Inc. (I)	600	15,054
Exedy Corp.	200	4,345
Exide Technologies (I)(L)	1,700	5,712
Faurecia	464	7,742
FCC Company, Ltd.	400	6,710
Federal-Mogul Corp. (I)	900	9,900
Firma Oponiarska Debica SA	167	2,727
Fuel Systems Solutions, Inc. (I)(L)	300	5,007
Futaba Industrial Company, Ltd.	400	2,102
Gentex Corp.	1,100	22,957
GKN PLC	8,902	25,347
Hankook Tire Company, Ltd.	590	23,447
Hudaco Industries, Ltd.	45	629
Hyundai Mobis	203	49,141
Johnson Controls, Inc.	3,264	90,445
Keihin Corp.	300	4,440
Koito Manufacturing Company, Ltd.	1,000	14,005
Lear Corp.	1,000	37,730
Leoni AG	304	11,596
Linamar Corp.	400	7,748
Magna International, Inc. (L)	1,447	57,149
Mando Corp.	32	4,766
Minth Group, Ltd.	6,000	6,512
Modine Manufacturing Company (I)	1,300	9,009
Nan Kang Rubber Tire Company, Ltd.	2,501	3,513
NGK Spark Plug Company, Ltd.	1,000	13,203
Nissin Kogyo Company, Ltd.	600	8,251
NOK Corp.	800	17,036
Nokian Renkaat OYJ	853	32,511
Pirelli & C. SpA	2,380	25,106
Plascar Participacoes Industriais SA	700	286
Press Kogyo Company, Ltd.	1,000	5,111
Riken Corp.	1,000	4,040
S&T Dynamics Company, Ltd.	570	6,566
Sanden Corp.	1,000	3,535
Sri Trang Agro-Industry PCL	7,000	3,108
Standard Motor Products, Inc.	500	7,040
Stanley Electric Company, Ltd.	800	12,349
Stoneridge, Inc. (I)(L)	200	1,362
Superior Industries International, Inc.	500	8,185
Takata Corp.	200	4,353
Tenneco, Inc. (I)	300	8,046
The Goodyear Tire & Rubber Company (I)	1,800	21,258
The Yokohama Rubber Company, Ltd.	2,000	15,093
Tianneng Power International, Ltd.	3,600	1,914
Tokai Rika Company, Ltd.	600	9,916
Tong Yang Industry Company, Ltd.	6,420	6,243
Toyo Tire & Rubber Company, Ltd.	4,000	13,552
Toyoda Gosei Company, Ltd.	600	13,795
Toyota Boshoku Corp.	400	4,854
TRW Automotive Holdings Corp. (I)	1,100	40,436
TS Tech Company, Ltd.	300	5,484
UMW Holdings BHD	900	2,605
Valeo SA	484	20,054
Visteon Corp. (I)	400	15,000
WABCO Holdings, Inc. (I)	800	42,344
Xinyi Glass Holdings Company, Ltd.	14,000	7,485

		1,197,339
Automobiles - 0.9%
Astra International Tbk PT	50,000	36,561
Bajaj Auto, Ltd.	482	13,643
BMW AG	1,352	97,963
Brilliance China Automotive Holdings, Ltd. (I)	10,000	8,804
BYD Company, Ltd., H Shares (I)	3,000	5,760
Daihatsu Motor Company, Ltd.	1,000	17,518
Daimler AG	4,257	191,454
Dongfeng Motor Group Company, Ltd.,
H Shares	12,000	18,801
Fiat SpA (I)	3,358	16,992
Ford Motor Company	16,600	159,194
Ford Otomotiv Sanayi AS	1,110	10,082
Fuji Heavy Industries, Ltd.	3,000	24,216
Geely Automobile Holdings Company, Ltd.	10,000	3,539
General Motors Company (I)	5,063	99,842
Great Wall Motor Company, Ltd., H Shares	3,000	6,021
Guangzhou Automobile Group Company, Ltd.,
H Shares (I)	10,233	8,612
Harley-Davidson, Inc.	1,700	77,741
Honda Motor Company, Ltd.	5,900	205,524

The accompanying notes are an integral part of the financial statements.

30

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Automobiles (continued)
Hyundai Motor Company, Ltd.	529	$108,523
IMMSI SpA	4,536	2,355
Isuzu Motors, Ltd.	4,000	21,385
Kia Motors Corp.	733	48,281
Mahindra & Mahindra, Ltd.	1,788	22,663
Maruti Suzuki India, Ltd.	284	5,989
Mazda Motor Corp. (I)	9,000	12,216
Mitsubishi Motors Corp. (I)	19,000	19,119
Nissan Motor Company, Ltd.	9,200	87,130
Peugeot SA (I)(L)	1,042	10,304
Renault SA	1,362	54,611
Suzuki Motor Corp.	1,300	26,647
TAN Chong Motor Holdings BHD	2,300	3,268
Tata Motors, Ltd., ADR (L)	1,703	37,398
Tesla Motors, Inc. (I)(L)	927	29,006
Tofas Turk Otomobil Fabrikasi AS	232	996
Toyota Motor Corp. (L)	4,487	361,114
Toyota Motor Corp. (Tokyo Exchange)	2,000	80,611
Volkswagen AG	138	20,820
Winnebago Industries, Inc. (I)	400	4,076
Yamaha Motor Company, Ltd.	1,800	17,173

		1,975,952
Chemicals - 0.0%
Nifco, Inc.	200	4,837
Distributors - 0.1%
Canon Sales Company, Inc.	700	8,908
CFAO SA	4	190
Core-Mark Holding Company, Inc.	100	4,814
Dah Chong Hong Holdings, Ltd.	8,000	7,184
Delticom AG	67	4,405
Dogus Otomotiv Servis ve Ticaret AS	43	132
Genuine Parts Company (L)	1,200	72,300
Headlam Group PLC	474	2,055
Imperial Holdings, Ltd.	1,333	28,128
Inchcape PLC	4,402	22,834
John Menzies PLC (I)	4	38
Li & Fung, Ltd.	16,000	31,005
LKQ Corp. (I)	1,500	50,100
Oceanus Group, Ltd. (I)	21,000	1,034
Pacific Brands, Ltd.	5,817	3,003
Pool Corp.	400	16,184
Silver Base Group Holdings, Ltd.	3,000	1,217
Smiths News PLC	2,505	3,802
Uni-Select, Inc.	200	5,546
VOXX International Corp. (I)	700	6,524
Yokohama Reito Company, Ltd.	1,000	7,786

		277,189
Diversified Consumer Services - 0.2%
Advtech, Ltd.	11,287	7,854
American Public Education, Inc. (I)	200	6,400
Anhanguera Educacional Participacoes SA	800	10,197
Apollo Group, Inc., Class A (I)	800	28,952
Ascent Capital Group, Inc., Class A (I)	200	10,350
Bridgepoint Education, Inc. (I)	500	10,900
Cambium Learning Group, Inc. (I)	3,501	3,326
Career Education Corp. (I)	1,300	8,697
Coinstar, Inc. (I)(L)	300	20,598
Corinthian Colleges, Inc. (I)	1,100	3,179
DeVry, Inc.	612	18,954
Educomp Solutions, Ltd.	690	2,110
Estacio Participacoes SA	700	8,469
Grand Canyon Education, Inc. (I)	600	12,564
H&R Block, Inc.	1,500	23,970
Hillenbrand, Inc.	200	3,676
ITT Educational Services, Inc. (I)(L)	300	18,225
K12, Inc. (I)	500	11,650
Kroton Educacional SA (I)	50	55
Kroton Educacional SA, Preference Shares (I)	561	8,114
Learning Tree International, Inc. (I)	300	1,311
Lincoln Educational Services Corp.	400	2,600
Mac-Gray Corp.	400	5,636
Matthews International Corp., Class A (L)	400	12,996
Navitas, Ltd.	2,006	8,935
Raffles Education Corp., Ltd.	7,333	2,241
Service Corp. International	1,300	16,081
Sotheby’s (L)	500	16,680
Steiner Leisure, Ltd. (I)	200	9,282
Stewart Enterprises, Inc., Class A (L)	1,600	11,424
Strayer Education, Inc. (L)	200	21,804
Universal Technical Institute, Inc.	300	4,053
Weight Watchers International, Inc. (L)	600	30,936

		362,219
Hotels, Restaurants & Leisure - 1.3%
Accor SA	793	24,967
AFC Enterprises, Inc. (I)	100	2,314
Ajisen China Holdings, Ltd.	8,000	5,575
Alsea SAB de CV (I)	5,441	7,301
Ambassadors Group, Inc.	200	1,088
Amrest Holdings SE (I)	371	8,599
Aristocrat Leisure, Ltd.	3,696	10,514
Associated International Hotels, Ltd.	2,000	4,182
Autogrill SpA	1,195	10,852
Bally Technologies, Inc. (I)	400	18,664
Berjaya Sports Toto BHD	3,642	4,949
Betsson AB (I)	583	17,429
Biglari Holdings, Inc. (I)	25	9,660
BJ’s Restaurants, Inc. (I)(L)	300	11,400
Bob Evans Farms, Inc. (L)	150	6,030
Boyd Gaming Corp. (I)	1,600	11,520
Brinker International, Inc.	900	28,683
Buffalo Wild Wings, Inc. (I)(L)	300	25,992
Cafe de Coral Holdings, Ltd.	2,000	5,346
Carnival Corp. (L)	2,800	95,956
Carnival PLC (L)	880	30,210
CEC Entertainment, Inc.	100	3,637
China Energy Development Holdings, Ltd. (I)	160,000	1,898
China Travel International Investment
Hong Kong, Ltd.	22,000	4,125
Chipotle Mexican Grill, Inc. (I)	100	37,995
Choice Hotels International, Inc. (L)	600	23,958
Churchill Downs, Inc.	200	11,758
City Lodge Hotels, Ltd.	313	3,253
Club Mediterranee SA (I)	311	5,319
Compass Group PLC	9,971	104,588
Cracker Barrel Old Country Store, Inc.	300	18,840
Crown, Ltd.	1,773	15,487
Darden Restaurants, Inc. (L)	800	40,504
DineEquity, Inc. (I)	100	4,464
Domino’s Pizza Enterprises, Ltd.	475	4,919
Domino’s Pizza, Inc.	600	18,546
Doutor Nichires Holdings Company, Ltd.	300	3,847
Echo Entertainment Group, Ltd.	6,446	28,277
Enterprise Inns PLC (I)	2,020	2,074
Flight Centre, Ltd.	476	9,317
Galaxy Entertainment Group, Ltd. (I)	6,000	15,055
Gaylord Entertainment Company (I)(L)	500	19,280
Genting BHD	6,400	19,310

The accompanying notes are an integral part of the financial statements.

31

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (continued)
Genting Malaysia BHD	18,600	$21,191
Genting Singapore PLC	17,000	19,078
Great Canadian Gaming Corp. (I)	400	3,571
Greene King PLC	1,452	12,545
Hotel Properties, Ltd.	2,000	3,005
Hotel Shilla Company, Ltd.	160	7,863
Hyatt Hotels Corp., Class A (I)	500	18,580
Indian Hotels Company, Ltd.	1,727	1,923
Intercontinental Hotels Group PLC	2,200	53,020
International Game Technology	1,800	28,350
International Speedway Corp., Class A	150	3,927
Interval Leisure Group, Inc.	720	13,687
Intralot SA-Integrated Lottery Systems
& Services	1,792	2,032
Isle of Capri Casinos, Inc. (I)	600	3,702
J.D. Wetherspoon PLC	642	4,293
Jollibee Foods Corp.	3,540	8,786
Kangwon Land, Inc.	460	9,800
KFC Holdings Malaysia BHD	4,700	5,640
Kisoji Company, Ltd.	400	8,056
Krispy Kreme Doughnuts, Inc. (I)	400	2,556
Kuoni Reisen Holding AG (I)	39	11,946
Ladbrokes PLC	7,440	18,344
Las Vegas Sands Corp.	1,600	69,584
Life Time Fitness, Inc. (I)(L)	400	18,604
Lottomatica SpA	447	8,635
Luby’s, Inc. (I)	139	931
Marcus Corp.	300	4,128
Marriott International, Inc., Class A (L)	1,829	71,697
Marriott Vacations Worldwide Corp. (I)	242	7,497
Marston’s PLC	2,935	4,782
McDonald’s Corp.	3,900	345,267
Melia Hotels International SA	724	4,223
MGM Resorts International (I)(L)	4,600	51,336
Millennium & Copthorne Hotels PLC	2,080	15,623
Minor International PCL, Foreign Shares	17,380	7,661
Mitchells & Butlers PLC (I)	2,067	8,108
Monarch Casino & Resort, Inc. (I)	200	1,828
Multimedia Games Holding Company, Inc. (I)	1,200	16,800
NH Hoteles SA (I)	580	1,508
OPAP SA	1,350	8,495
Orbis SA	719	8,713
Orient Express Hotels, Ltd., Class A (I)(L)	1,400	11,718
Oriental Land Company, Ltd.	200	22,873
P.F. Chang’s China Bistro, Inc. (L)	300	15,441
Paddy Power PLC	306	19,980
Panera Bread Company, Class A (I)	200	27,888
Papa John’s International, Inc. (I)	200	9,514
PartyGaming PLC	3,922	6,769
Peet’s Coffee & Tea, Inc. (I)	200	12,008
Penn National Gaming, Inc. (I)	825	36,787
Pierre & Vacances SA	194	3,490
Pinnacle Entertainment, Inc. (I)	1,500	14,430
Punch Taverns PLC (I)	1,433	142
Restaurant Group PLC	2,413	11,199
Rezidor Hotel Group AB (I)	1,181	4,088
Royal Caribbean Cruises, Ltd.	1,900	49,457
Royal Holdings Company, Ltd.	700	8,235
Ruby Tuesday, Inc. (I)	1,200	8,172
Ruth’s Hospitality Group, Inc. (I)(L)	900	5,940
Sands China, Ltd.	4,000	12,813
Scientific Games Corp., Class A (I)	1,200	10,260
Shangri-La Asia, Ltd.	4,833	9,219
Shuffle Master, Inc. (I)	1,100	15,180
Six Flags Entertainment Corp.	800	43,344
SJM Holdings, Ltd.	6,000	11,164
SkiStar AB	355	3,593
SKYCITY Entertainment Group, Ltd.	3,284	8,966
Sodexo	357	27,817
Sonic Corp. (I)(L)	600	6,012
Speedway Motorsports, Inc.	700	11,837
Spirit Pub Company PLC	1,433	1,140
Star Cruises, Ltd. (I)	54,000	17,402
Starbucks Corp.	3,600	191,952
Starwood Hotels & Resorts Worldwide, Inc.	1,500	79,560
Sun International, Ltd.	1,350	14,764
TABCORP Holdings, Ltd.	5,372	16,188
Tatts Group, Ltd.	6,221	16,770
The Cheesecake Factory, Inc. (I)	500	15,980
The Hongkong & Shanghai Hotels, Ltd.	182	242
The Wendy’s Company	4,304	20,315
Thomas Cook Group PLC (L)	3,890	915
Tim Hortons, Inc.	600	31,630
TUI AG (I)	2,754	16,455
TUI Travel PLC	4,353	11,616
Vail Resorts, Inc. (L)	400	20,032
Whitbread PLC	1,035	33,028
William Hill PLC	6,637	29,422
WMS Industries, Inc. (I)	700	13,965
Wyndham Worldwide Corp.	2,400	126,576
Wynn Macau, Ltd.	4,400	10,369
Wynn Resorts, Ltd.	319	33,087
Yoshinoya D&C Company, Ltd.	1	1,317
Yum! Brands, Inc.	1,900	122,398
Zensho Company, Ltd.	700	8,754

		2,917,210
Household Durables - 0.8%
Aga Rangemaster Group PLC	3,162	3,561
Arcelik AS	2,206	11,175
Bang & Olufsen A/S (I)	260	2,790
Barratt Developments PLC (I)	569	1,249
Beazer Homes USA, Inc. (I)	900	2,925
Bellway PLC	1,862	24,449
Berkeley Group Holdings PLC (I)	769	17,039
Blyth, Inc.	200	6,912
Bovis Homes Group PLC	816	6,028
Brookfield Incorporacoes SA	1,500	2,472
Brookfield Residential Properties, Inc. (I)	152	1,657
Casio Computer Company, Ltd.	2,000	13,114
Cavco Industries, Inc. (I)	100	5,128
China Overseas Grand Oceans Group, Ltd.	6,000	5,407
Consorcio ARA SAB de CV (I)	6,000	2,006
D.R. Horton, Inc. (L)	4,100	75,358
Desarrolladora Homex SAB de CV (I)	2,400	6,151
Dorel Industries, Inc., Class B	200	5,304
Duni AB	351	2,868
Ekornes ASA	233	3,342
Electrolux AB	1,989	39,713
Ethan Allen Interiors, Inc.	400	7,972
Even Construtora e Incorporadora SA	1,800	6,130
EZ Tec Empreendimentos e Participacoes SA	1,100	11,293
Fiskars Corp.	285	5,204
Forbo Holding AG (I)	23	13,151
France Bed Holdings Company, Ltd.	1,000	2,102
Gafisa SA (I)	3,000	3,928
Garmin, Ltd. (L)	2,500	95,725
Haier Electronics Group Company, Ltd. (I)	1,000	1,211
Harman International Industries, Inc.	800	31,680
Haseko Corp. (I)	7,000	5,121

The accompanying notes are an integral part of the financial statements.

32

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Household Durables (continued)
Helen of Troy, Ltd. (I)	500	$16,945
Hitachi Koki Company, Ltd.	800	6,727
Hooker Furniture Corp.	200	2,358
Hunter Douglas NV	39	1,521
Husqvarna AB, B Shares	3,585	16,971
Husqvarna AB, Series A	1,070	5,052
Jarden Corp.	900	37,818
JM AB (L)	800	14,161
JVC Kenwood Holdings, Ltd.	1,800	6,285
KB Home (L)	1,200	11,760
Kid Brands, Inc. (I)	200	400
La-Z-Boy, Inc. (I)	2,000	24,580
Leggett & Platt, Inc.	1,200	25,356
Lennar Corp., Class A (L)	2,400	74,184
Lennar Corp., Class B	500	12,015
LG Electronics, Inc.	484	26,111
Libbey, Inc. (I)	400	6,148
M/I Homes, Inc. (I)	300	5,196
MDC Holdings, Inc. (L)	700	22,869
Meritage Homes Corp. (I)(L)	400	13,576
Mohawk Industries, Inc. (I)	800	55,864
MRV Engenharia e Participacoes SA	2,200	10,187
Newell Rubbermaid, Inc.	3,300	59,862
Nexity SA	201	4,805
Nobia AB (I)	2,476	7,499
NVR, Inc. (I)	186	158,100
Pace PLC	2,180	3,554
PanaHome Corp.	1,000	6,286
Panasonic Corp.	9,600	78,082
PDG Realty SA Empreendimentos
e Participacoes	8,200	14,330
Persimmon PLC	5,286	50,582
PIK Group, GDR (I)	572	1,281
PulteGroup, Inc. (I)	5,100	54,570
Redrow PLC (I)	1,082	2,060
Rossi Residencial SA	2,400	5,891
Sampo Corp.	21,000	6,397
SEB SA	170	10,565
Sekisui Chemical Company, Ltd.	2,000	18,624
Sekisui House, Ltd.	4,000	37,752
Sharp Corp.	6,000	30,458
Skyworth Digital Holdings, Ltd.	6,000	2,689
Sony Corp. (L)	2,600	37,024
Sony Corp. (Tokyo Exchange)	2,100	29,884
Standard Pacific Corp. (I)	2,300	14,237
Steinhoff International Holdings, Ltd. (I)	6,446	19,503
Sumitomo Forestry Company, Ltd.	1,300	11,620
Superb Summit International
Timber Company, Ltd. (I)	89,000	1,583
Tatung Company, Ltd. (I)	10,000	2,153
Taylor Wimpey PLC	12,083	9,102
TCL Multimedia Technology Holdings, Ltd.	12,000	6,510
Tecnisa SA	1,800	6,614
Tempur-Pedic International, Inc. (I)(L)	400	9,356
The Ryland Group, Inc. (L)	900	23,022
Token Corp.	120	4,832
Toll Brothers, Inc. (I)(L)	2,400	71,352
TomTom NV (I)	237	958
Tupperware Brands Corp.	600	32,856
Turk Sise ve Cam Fabrikalari AS	3,939	6,462
Universal Electronics, Inc. (I)	100	1,317
Urbi Desarrollos Urbanos SAB de CV (I)	6,600	6,353
Videocon Industries, Ltd.	482	1,479
Viver Incorporadora e Construtora SA (I)	1,300	971
Vodone, Ltd.	30,800	2,544
Whirlpool Corp. (L)	900	55,044
Woongjin Coway Company, Ltd.	390	12,155

		1,738,567
Internet & Catalog Retail - 0.3%
Amazon.com, Inc. (I)	1,400	319,690
B2W Companhia Global Do Varejo (I)	300	874
CDON Group AB (I)	496	2,952
Expedia, Inc. (L)	890	42,782
Home Retail Group PLC (L)	5,710	7,625
HSN, Inc.	420	16,947
Liberty Interactive Corp., Series A (I)	5,200	92,508
Mutow Company, Ltd.	400	1,509
N. Brown Group PLC	922	3,538
Netflix, Inc. (I)(L)	500	34,235
NutriSystem, Inc. (L)	300	3,468
Orbitz Worldwide, Inc. (I)	700	2,555
Overstock.com, Inc. (I)	200	1,382
PetMed Express, Inc.	300	3,648
priceline.com, Inc. (I)	300	199,356
Shutterfly, Inc. (I)(L)	200	6,138
TripAdvisor, Inc. (I)(L)	700	31,283
US Auto Parts Network, Inc. (I)	700	2,926
Wotif.com Holdings, Ltd.	1,550	6,743
Yoox SpA (I)	691	10,001

		790,160
Leisure Equipment & Products - 0.1%
Accell Group	148	2,786
Altek Corp.	4,121	2,636
Asia Optical Company, Inc. (I)	5,000	5,441
Brunswick Corp.	800	17,776
Callaway Golf Company	1,000	5,910
Forjas Taurus SA	139	179
Hasbro, Inc. (L)	800	27,096
JAKKS Pacific, Inc.	200	3,202
LeapFrog Enterprises, Inc. (I)(L)	1,000	10,260
Mattel, Inc.	2,537	82,300
Mizuno Corp.	1,000	5,360
Namco Bandai Holdings, Inc.	1,400	19,243
Nikon Corp.	900	27,341
Noritsu Koki Company, Ltd.	100	476
Polaris Industries, Inc.	400	28,592
Roland Corp.	400	3,343
Sankyo Company, Ltd.	400	19,516
Sega Sammy Holdings, Inc.	1,100	22,373
Shimano, Inc.	400	26,164
Smith & Wesson Holding Corp. (I)	1,700	14,127
Steinway Musical Instruments, Inc. (I)	100	2,450
Sturm Ruger & Company, Inc. (L)	300	12,045
Trigano SA	184	2,161
Yamaha Corp.	1,100	11,319

		352,096
Media - 1.9%
Aegis Group PLC	12,290	31,201
Aimia, Inc.	2,100	27,949
Alma Media OYJ (L)	1,123	7,323
Amalgamated Holdings, Ltd.	3,029	20,020
AMC Networks, Inc. (I)	525	18,664
Antena 3 de Television SA (L)	49	210
APN News & Media, Ltd.	2,128	1,445
Arbitron, Inc.	100	3,500
ASATSU-DK, Inc.	200	5,623
Astral Media, Inc.	600	28,783
Axel Springer AG	261	11,223

The accompanying notes are an integral part of the financial statements.

33

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Media (continued)
Belo Corp., Class A	600	$3,864
British Sky Broadcasting Group PLC (L)	1,038	45,589
Cablevision Systems Corp., Class A (L)	1,000	13,290
Caltagirone Editore SpA	265	283
CBS Corp.	600	19,974
CBS Corp., Class B	4,194	137,479
Charter Communications, Inc., Class A (I)	100	7,087
Cheil Worldwide, Inc.	640	10,216
Cinemark Holdings, Inc.	1,000	22,850
Cineplex, Inc.	422	12,692
Cineworld Group PLC	2,556	8,257
Clear Channel Outdoor
Holdings, Inc., Class A (L)	500	3,010
Comcast Corp., Class A	13,054	417,336
Comcast Corp., Special Class A	3,584	112,538
Consolidated Media Holdings, Ltd.	2,059	7,110
Corus Entertainment, Inc.	700	15,759
CTC Media, Inc.	1,500	12,090
CTS Eventim AG	131	3,947
Daily Mail & General Trust PLC	1,678	11,128
Dentsu, Inc.	600	17,750
Dial Global, Inc. (I)	103	342
Digital Generation, Inc. (I)	400	4,948
DIRECTV, Class A (I)	3,120	152,318
Discovery
Communications, Inc., Series A (I)(L)	800	43,200
Discovery Communications, Inc., Series C (I)	615	30,805
DISH Network Corp.	1,000	28,550
Dish TV India, Ltd. (I)	3,527	4,054
DreamWorks Animation SKG, Inc. (I)	1,000	19,060
Eniro AB (I)	889	1,079
Entercom
Communications Corp., Class A (I)(L)	700	4,214
Euromoney Institutional Investor PLC	277	3,243
Eutelsat Communications	356	10,946
EW Scripps Company (I)	800	7,688
Fairfax Media, Ltd. (L)	23,506	13,458
Fisher Communications, Inc. (I)	100	2,991
Fuji Television Network, Inc.	5	8,602
Gannett Company, Inc. (L)	2,600	38,298
Glacier Media, Inc.	600	1,226
Gray Television, Inc. (I)	535	786
Grupo Televisa SAB, ADR	2,660	57,137
Gruppo Editoriale L’Espresso SpA	2,310	1,775
Hakuhodo DY Holdings, Inc.	210	13,904
Harte-Hanks, Inc.	400	3,656
Havas SA	3,883	17,672
Hurriyet Gazetecilik AS (I)	2,696	1,348
Ilkka-Yhtyma OYJ	259	1,931
IMAX Corp. (I)	300	7,210
Informa PLC	5,662	33,856
IPSOS SA	285	8,395
ITV PLC	38,008	45,880
Jagran Prakashan, Ltd.	329	518
John Wiley & Sons, Inc. (L)	500	24,495
Johnston Press PLC (I)	3,508	268
Journal Communications, Inc., Class A (I)	1,100	5,676
Kabel Deutschland Holding AG (I)	450	28,005
Kinepolis Group NV (I)	53	4,520
Knology, Inc. (I)	200	3,934
Lagardere SCA	829	23,144
Lamar Advertising Company, Class A (I)(L)	1,100	31,460
Liberty Global, Inc., Series A (I)(L)	570	28,289
Liberty Global, Inc., Series C (I)	453	21,631
Liberty Media Corp. - Liberty
Capital, Series A (I)	1,005	88,350
LIN TV Corp., Class A (I)	700	2,114
Live Nation Entertainment, Inc. (I)(L)	1,976	18,140
Media General, Inc., Class A (I)(L)	500	2,305
Media Prima BHD	9,700	6,730
Mediaset Espana Comunicacion SA	1,438	7,003
Mediaset SpA	4,833	8,455
Meredith Corp. (L)	500	15,970
Modern Times Group AB, B Shares	256	11,881
Mondadori (Arnoldo) Editore SpA (I)	2,250	2,531
Mood Media Corp. (I)	103	299
Morningstar, Inc.	503	29,094
Naspers, Ltd., ADR	1,063	56,845
National CineMedia, Inc.	700	10,619
News Corp., Class A	8,000	178,320
News Corp., Class B (L)	2,394	53,913
NRJ Group	256	1,706
Omnicom Group, Inc.	1,165	56,619
Outdoor Channel Holdings, Inc.	300	2,193
PagesJaunes Groupe (I)(L)	975	2,122
Pearson PLC (L)	4,443	88,194
Promotora de Informaciones SA (I)	515	252
Publicis Groupe SA (L)	872	39,878
PubliGroupe SA	25	3,747
Quebecor, Inc.	300	10,805
REA Group, Ltd.	226	3,183
Reed Elsevier NV	2,667	30,509
Reed Elsevier PLC (L)	1,214	38,884
Regal Entertainment Group (L)	900	12,384
Rentrak Corp. (I)	200	4,130
Rightmove PLC	657	16,402
Sanoma OYJ (L)	694	6,131
Schibsted ASA	400	13,028
Scholastic Corp. (L)	400	11,264
Scripps Networks Interactive, Inc., Class A	700	39,802
Seat Pagine Gialle SpA (I)	662	26
SES SA	961	22,725
Shaw Communications, Inc., Class B (L)	2,000	37,796
Shochiku Company, Ltd.	1,000	9,812
Sinclair Broadcast Group, Inc., Class A	1,000	9,060
Singapore Press Holdings, Ltd.	5,000	15,439
Sirius XM Radio, Inc. (I)(L)	7,357	13,610
Sky Network Television, Ltd.	2,275	8,814
SKY Perfect JSAT Holdings, Inc.	16	7,215
Societe d’Edition de Canal Plus	213	1,148
Societe Television Francaise 1	400	3,203
Southern Cross Media Group, Ltd.	7,663	9,450
STW Communications Group, Ltd.	4,307	4,172
Telegraaf Media Groep NV	304	3,184
Ten Network Holdings, Ltd.	10,402	5,421
The Interpublic Group of Companies, Inc.	4,800	52,080
The Madison Square Garden, Inc., Class A (I)	625	23,400
The McClatchy Company, Class A (I)	800	1,760
The McGraw-Hill Companies, Inc.	1,000	45,000
The New York Times Company, Class A (I)(L)	1,400	10,920
The Walt Disney Company	10,266	497,901
The Washington Post Company, Class B	200	74,764
Thomson Reuters Corp. (L)	1,527	43,451
Time Warner Cable, Inc. (L)	1,640	134,644
Time Warner, Inc.	6,317	243,205
Toho Company, Ltd.	100	1,727
Torstar Corp.	400	3,729
Trinity Mirror PLC (I)	1,806	772
TV Azteca SA de CV	15,400	10,321

The accompanying notes are an integral part of the financial statements.

34

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Media (continued)
TVN SA	1,226	$3,225
UBM PLC	2,888	26,487
Valassis Communications, Inc. (I)	200	4,350
Viacom, Inc., Class B	2,300	108,146
Virgin Media, Inc. (L)	1,400	34,146
Vocento SA (I)	703	1,522
West Australian Newspapers Holdings, Ltd.	748	1,348
Wolters Kluwer NV	1,825	29,053
Woongjin Thinkbig Company, Ltd.	440	3,835
World Wrestling Entertainment, Inc., Class A	500	3,910
WPP PLC, ADR (L)	1,402	85,326
Yell Group PLC (I)(L)	10,556	257
Zee Learn, Ltd. (I)	711	321
Zenrin Company, Ltd.	500	4,932
Zon Multimedia SA	2,647	7,847

		4,261,958
Multiline Retail - 0.6%
Aeon Company BHD	1,500	4,292
Big Lots, Inc. (I)(L)	600	24,474
Canadian Tire Corp., Ltd.	400	27,062
Clicks Group, Ltd.	2,382	15,700
David Jones, Ltd.	5,125	13,643
Debenhams PLC	18,950	25,707
Dillard’s, Inc., Class A (L)	500	31,840
Dollar Tree, Inc. (I)	1,400	75,320
Dollarama, Inc.	362	21,753
Don Quijote Company, Ltd.	200	6,881
El Puerto de Liverpool SAB de CV	1,200	10,074
Empresas La Polar SA (I)	2,561	1,611
Family Dollar Stores, Inc.	600	39,888
Fred’s, Inc., Class A (L)	300	4,587
Golden Eagle Retail Group, Ltd.	3,000	6,185
H20 Retailing Corp.	1,000	10,020
Hyundai Department Store Company, Ltd.	96	11,997
Hyundai H & S Company, Ltd.	450	6,542
Indiabulls Wholesale Services, Ltd. (I)	504	82
Intime Department Store Group Company, Ltd.	7,000	6,953
Isetan Mitsukoshi Holdings, Ltd.	2,600	27,580
J Front Retailing Company, Ltd.	3,000	15,073
J.C. Penney Company, Inc. (L)	3,200	74,592
Kohl’s Corp.	2,142	97,440
Lojas Renner SA	600	16,833
Lotte Shopping Company, Ltd.	69	18,834
Macy’s, Inc.	3,700	127,095
Marks & Spencer Group PLC	7,943	40,607
Marui Group Company, Ltd.	1,500	11,448
Matsuya Company, Ltd. (I)	500	4,499
Mitra Adiperkasa Tbk PT	6,000	4,598
Mothercare PLC	561	1,743
Myer Holdings, Ltd.	6,514	10,839
New World Department Store China, Ltd.	8,000	4,331
Next PLC	566	28,381
Nordstrom, Inc.	1,300	64,597
Parkson Holdings BHD	5,712	8,303
PCD Stores Group, Ltd.	16,000	1,504
PPR	344	49,123
Ramayana Lestari Sentosa Tbk PT	106,000	10,676
Ripley Corp. SA	7,726	7,313
Saks, Inc. (I)(L)	1,600	17,040
Sears Holdings Corp. (I)(L)	600	35,820
Shinsegae Company, Ltd.	42	7,746
Stockmann OYJ Abp, Series B	271	5,473
Target Corp.	3,500	203,665
The Reject Shop, Ltd.	168	1,578
Tuesday Morning Corp. (I)	900	3,861
Woolworths Holdings, Ltd.	4,691	28,895

		1,274,098
Specialty Retail - 1.7%
Aaron’s, Inc.	650	18,402
ABC-MART, Inc.	100	3,737
Abercrombie & Fitch Company, Class A (L)	600	20,484
Advance Auto Parts, Inc.	700	47,754
Aeropostale, Inc. (I)	697	12,428
American Eagle Outfitters, Inc.	1,879	37,073
Americas Car-Mart, Inc. (I)	200	7,770
ANN, Inc. (I)	300	7,647
Aoyama Trading Company, Ltd.	300	6,137
ARB Corp., Ltd.	509	4,771
Asbury Automotive Group, Inc. (I)	500	11,845
Ascena Retail Group, Inc. (I)	1,600	29,792
Automotive Holdings Group	166	422
AutoNation, Inc. (I)(L)	600	21,168
AutoZone, Inc. (I)	100	36,717
Barnes & Noble, Inc. (I)(L)	1,000	16,460
Bed Bath & Beyond, Inc. (I)	1,092	67,486
Belle International Holdings, Ltd.	17,000	29,122
Best Buy Company, Inc. (L)	3,100	64,976
Best Denki Company, Ltd. (I)	500	904
Beter Bed Holding NV	234	4,548
Big 5 Sporting Goods Corp.	400	3,024
Bilia AB	225	3,027
BMTC Group, Inc., Class A (I)	200	3,556
Brown Shoe Company, Inc.	800	10,328
Build-A-Bear Workshop, Inc. (I)	600	2,868
Cabela’s, Inc. (I)	800	30,248
CarMax, Inc. (I)(L)	1,700	44,098
Casual Male Retail Group, Inc. (I)	800	2,904
Charles Voegele Holding AG (I)	176	2,725
Chico’s FAS, Inc.	1,500	22,260
Chiyoda Company, Ltd.	200	4,330
Cia Hering	800	15,176
Citi Trends, Inc. (I)	300	4,632
Clas Ohlson AB	376	5,240
Collective Brands, Inc. (I)	700	14,994
Conn’s, Inc. (I)	988	14,622
DCM Japan Holdings Company, Ltd.	1,400	9,912
Destination Maternity Corp.	200	4,320
Dick’s Sporting Goods, Inc. (L)	600	28,800
Dickson Concepts International, Ltd.	7,500	4,038
Dixons Retail PLC (I)(L)	27,929	8,059
Douglas Holding AG	377	14,836
DSW, Inc., Class A	286	15,558
Dufry Group AG (I)	164	19,895
Dunelm Group PLC	675	5,497
EDION Corp.	500	2,507
Esprit Holdings, Ltd.	7,313	9,408
Etam Developpement SA (I)	178	2,466
Express, Inc. (I)	700	12,719
Fast Retailing Company, Ltd.	200	40,149
Fielmann AG	101	9,335
Foot Locker, Inc.	2,300	70,334
Fourlis SA (I)	160	210
GameStop Corp., Class A (L)	1,000	18,360
Genesco, Inc. (I)	400	24,060
Giordano International, Ltd.	8,000	5,685
GNC Holdings, Inc., Class A	900	35,280
GOME Electrical Appliances Holdings, Ltd.	74,000	9,860
Group 1 Automotive, Inc. (L)	500	22,805

The accompanying notes are an integral part of the financial statements.

35

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Specialty Retail (continued)
Grupo Elektra SAB de CV	125	$5,032
Guess?, Inc. (L)	800	24,296
Halfords Group PLC	1,000	3,603
Haverty Furniture Companies, Inc.	300	3,351
Hennes & Mauritz AB, B Shares (L)	2,486	89,379
hhgregg, Inc. (I)(L)	500	5,655
Hibbett Sports, Inc. (I)(L)	400	23,084
Hot Topic, Inc. (L)	1,000	9,690
Howden Joinery Group PLC	6,088	12,177
Inditex SA	970	100,327
JB Hi-Fi, Ltd. (L)	480	4,382
JD Group, Ltd.	2,907	15,340
Jos A. Bank Clothiers, Inc. (I)(L)	300	12,738
JUMBO SA (I)	213	829
Kesa Electricals PLC	3,019	2,345
Kingfisher PLC	14,651	66,245
Kirkland’s, Inc. (I)	500	5,625
Kohnan Shoji Company, Ltd.	300	3,964
Leon’s Furniture, Ltd.	300	3,318
Lewis Group, Ltd.	1,301	11,212
Limited Brands, Inc.	1,000	42,530
Lowe’s Companies, Inc.	11,600	329,904
MarineMax, Inc. (I)(L)	300	2,853
Mobilezone Holding AG	918	9,116
Monro Muffler Brake, Inc. (L)	300	9,972
New York & Company, Inc. (I)	200	696
Nishimatsuya Chain Company, Ltd.	100	830
Nitori Holdings Company, Ltd.	50	4,735
O’Reilly Automotive, Inc. (I)	900	75,393
Office Depot, Inc. (I)	5,200	11,232
OfficeMax, Inc. (I)(L)	1,000	5,060
Orchard Supply Hardware Stores Corp. (I)	49	815
Osim International, Ltd.	1,000	956
Paris Miki, Inc.	800	4,869
Pendragon PLC (I)	26,477	6,096
Penske Automotive Group, Inc.	1,200	25,488
PetSmart, Inc.	700	47,726
Pier 1 Imports, Inc.	900	14,787
Point, Inc.	250	8,628
Praktiker AG (I)	439	687
Premier Investments, Ltd.	906	4,318
RadioShack Corp. (L)	1,730	6,643
Reitmans Canada, Ltd., Class A	500	5,996
Rent-A-Center, Inc.	500	16,870
RONA, Inc.	1,300	13,778
Ross Stores, Inc.	1,800	112,446
rue21, Inc. (I)	100	2,524
Sally Beauty Holdings, Inc. (I)(L)	1,650	42,471
Select Comfort Corp. (I)	800	16,736
Shimamura Company, Ltd.	200	23,134
Shoe Carnival, Inc.	450	9,671
Signet Jewelers, Ltd.	1,076	47,355
Sonic Automotive, Inc. (L)	600	8,202
Stage Stores, Inc. (L)	500	9,160
Staples, Inc.	6,225	81,236
Stein Mart, Inc. (I)	700	5,565
Super Cheap Auto Group, Ltd.	1,220	9,066
Super Group, Ltd. (I)	7,139	13,318
Systemax, Inc. (I)	700	8,274
Talbots, Inc. (I)	900	2,268
The Buckle, Inc. (L)	350	13,850
The Cato Corp., Class A (L)	400	12,184
The Children’s Place Retail Stores, Inc. (I)(L)	200	9,966
The Finish Line, Inc., Class A (L)	300	6,273
The Foschini Group, Ltd.	2,097	32,899
The Gap, Inc. (L)	3,128	85,582
The Home Depot, Inc.	12,404	657,288
The Men’s Wearhouse, Inc. (L)	900	25,326
The Pep Boys - Manny, Moe & Jack (L)	1,100	10,890
The Wet Seal, Inc., Class A (I)(L)	2,000	6,320
Thorn Group, Ltd.	3,594	5,387
Tiffany & Company (L)	700	37,065
TJX Companies, Inc.	3,230	138,664
Tractor Supply Company	400	33,224
Truworths International, Ltd.	2,007	22,012
Ulta Salon Cosmetics & Fragrance, Inc.	356	33,243
Urban Outfitters, Inc. (I)(L)	1,100	30,349
Valora Holding AG	66	12,261
Vitamin Shoppe, Inc. (I)	300	16,479
West Marine, Inc. (I)	300	3,525
WH Smith PLC	730	6,232
Williams-Sonoma, Inc.	900	31,473
Yamada Denki Company, Ltd.	430	21,947
Zale Corp. (I)	300	807
Zumiez, Inc. (I)	597	23,641

		3,728,651
Textiles, Apparel & Luxury Goods - 0.6%
361 Degrees International, Ltd.	9,000	2,028
Adidas AG	972	69,715
Anta Sports Products, Ltd.	1,000	610
Asics Corp.	1,000	12,705
Billabong International, Ltd. (L)	6,621	7,337
Bombay Rayon Fashions, Ltd.	71	305
Bosideng International Holdings, Ltd.	32,000	8,277
Burberry Group PLC	1,623	33,854
C C Land Holdings, Ltd.	7,000	1,695
Carter’s, Inc. (I)	800	42,080
Chaoyue Group, Ltd. (I)	45,000	1,086
China Dongxiang Group Company	27,000	2,463
Christian Dior SA	189	26,029
Cie Financiere Richemont SA	1,933	106,084
Coach, Inc.	1,300	76,024
Columbia Sportswear Company (L)	400	21,448
Crocs, Inc. (I)	900	14,535
Daphne International Holdings, Ltd.	10,000	10,210
Deckers Outdoor Corp. (I)(L)	400	17,604
Descente, Ltd.	2,000	11,982
Fila Korea, Ltd.	67	4,558
Fossil, Inc. (I)(L)	407	31,152
G-III Apparel Group, Ltd. (I)(L)	200	4,738
Geox SpA	1,356	3,001
Gerry Weber International AG	118	4,876
Gildan Activewear, Inc.	600	16,531
Grendene SA	1,900	9,933
Gunze, Ltd.	3,000	8,234
Handsome Company, Ltd.	150	3,369
Hanesbrands, Inc. (I)(L)	800	22,184
Hermes International SA	30	9,207
IC Companys A/S	52	864
Iconix Brand Group, Inc. (I)	200	3,494
Japan Wool Textile Company, Ltd.	1,000	7,109
K-Swiss, Inc., Class A (I)	400	1,232
Koninklijke Ten Cate NV	100	2,674
Kurabo Industries, Ltd.	3,000	5,243
LG Fashion Corp. Ltd.	100	2,509
Li Ning Company, Ltd.	5,000	2,816
LPP SA	4	3,894
Lululemon Athletica, Inc. (I)(L)	664	39,594
Luxottica Group SpA	390	13,675

The accompanying notes are an integral part of the financial statements.

36

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods (continued)
Luxottica Group SpA, ADR (L)	400	$13,972
LVMH Moet Hennessy Louis Vuitton SA	682	103,949
Maidenform Brands, Inc. (I)(L)	400	7,968
Makalot Industrial Company, Ltd.	1,000	2,899
Ming Fung Jewellery Group, Ltd. (I)	90,000	4,688
Movado Group, Inc.	300	7,506
New Wave Group AB	1,015	3,725
NG2 SA	20	355
NIKE, Inc., Class B	1,378	120,961
Onward Kashiyama Company, Ltd.	1,000	7,589
Oxford Industries, Inc.	100	4,470
Peak Sport Products Company, Ltd.	8,000	1,364
Perry Ellis International, Inc. (I)	200	4,150
Ports Design, Ltd.	2,500	2,611
Pou Chen Corp.	11,596	9,923
PVH Corp.	700	54,453
Quiksilver, Inc. (I)	1,800	4,194
Ralph Lauren Corp.	300	42,018
RG Barry Corp.	344	4,675
Ruentex Industries, Ltd.	730	1,220
Safilo Group SpA (I)	447	2,651
Sanyo Shokai, Ltd.	1,000	3,215
Seiko Holdings Corp. (I)	1,000	3,150
Seiren Company, Ltd.	500	3,585
Shinkong Textile Company, Ltd.	1,000	1,351
Skechers U.S.A., Inc., Class A (I)	400	8,148
Stella International Holdings, Ltd.	4,000	9,926
Steven Madden, Ltd. (I)	450	14,288
Taiwan Paiho, Ltd.	3,000	2,036
Texhong Textile Group, Ltd.	12,000	4,533
The Jones Group, Inc.	1,300	12,428
The Swatch Group AG	69	4,801
The Swatch Group AG, BR Shares	111	43,918
The Warnaco Group, Inc. (I)	400	17,032
Tod’s SpA	46	4,621
Toyobo Company, Ltd.	10,000	13,809
True Religion Apparel, Inc.	400	11,592
Tsi Holdings Company, Ltd.	1,000	4,950
Under Armour, Inc., Class A (I)	400	37,792
Unifi, Inc. (I)	466	5,280
Unitika, Ltd. (I)	1,000	542
Van De Velde NV (I)	98	4,229
Vera Bradley, Inc. (I)(L)	400	8,432
VF Corp.	361	48,175
Wacoal Corp.	1,000	11,881
Weiqiao Textile Company, H Shares	11,000	4,090
XTEP International Holdings	14,500	5,079
Youngone Holdings Company, Ltd.	130	7,228
Yue Yuen Industrial Holdings, Ltd.	4,000	12,487

		1,380,897

		20,261,173
Consumer Staples - 6.1%
Beverages - 1.3%
A.G.Barr PLC	2,037	12,744
Anadolu Efes Biracilik Ve Malt Sanayii AS	1,058	13,568
Anheuser-Busch InBev NV	3,662	284,694
Arca Continental SAB de CV	2,239	12,991
Asahi Group Holdings, Ltd.	1,100	23,625
Baron de Ley SA (I)	66	3,329
Beam, Inc.	1,405	87,798
Britvic PLC	1,286	6,651
Brown-Forman Corp., Class B	450	43,583
C&C Group PLC	2,122	9,103
Carlsberg A/S	502	39,556
Central European Distribution Corp. (I)(L)	1,000	2,860
Cia Cervecerias Unidas SA, ADR	227	14,156
Coca Cola Hellenic
Bottling Company S.A.,ADR (I)	1,000	17,780
Coca-Cola Amatil, Ltd.	2,260	31,040
Coca-Cola Bottling Company Consolidated	100	6,428
Coca-Cola Enterprises, Inc.	3,000	84,120
Coca-Cola Femsa SAB de CV, ADR	140	18,323
Coca-Cola West Japan Company, Ltd.	700	12,206
Companhia de Bebidas das
Americas, ADR (L)	2,300	88,159
Constellation Brands, Inc., Class A (I)	2,001	54,147
Cott Corp. (I)	800	6,538
Davide Campari Milano SpA (L)	2,064	14,374
Diageo PLC, ADR	2,221	228,918
Dr. Pepper Snapple Group, Inc.	1,300	56,875
Fomento Economico Mexicano SAB
de CV, ADR	600	53,550
Grupo Modelo SAB de CV	2,500	22,114
Guinness Anchor BHD	1,000	4,229
Heineken NV	837	43,720
Hey Song Corp.	2,000	2,524
Hite Holdings Company, Ltd.	51	418
ITO EN, Ltd.	400	7,484
Jinro, Ltd.	291	5,506
Kirin Holdings Company, Ltd.	4,000	47,143
Laurent-Perrier SA	19	1,624
Lotte Chilsung Beverage Company, Ltd.	10	12,818
Mikuni Coca-Cola Bottling Company, Ltd.	1,000	8,640
Molson Coors Brewing Company, Class B	1,400	58,254
Monster Beverage Corp. (I)	1,000	71,200
National Beverage Corp. (I)	651	9,726
Olvi OYJ	100	2,369
PepsiCo, Inc. (L)	6,334	447,560
Pernod-Ricard SA (L)	806	86,223
Remy Cointreau SA	192	21,035
Royal Unibrew A/S	164	10,385
SABMiller PLC	2,908	116,807
Sapporo Holdings, Ltd.	2,000	6,436
The Boston Beer Company, Inc. (I)	100	12,100
The Coca-Cola Company	8,279	647,335
Treasury Wine Estates, Ltd.	2,862	12,808
Tsingtao Brewery Company, Ltd., H Shares	2,000	11,442
United Spirits, Ltd.	763	9,396
Vina Concha Y Toro SA, ADR	300	11,976

		2,918,388
Food & Staples Retailing - 1.3%
AEON Company, Ltd.	1,900	23,684
Alimentation Couche Tard, Inc.	600	26,202
Arcs Company, Ltd.	500	10,671
Axfood AB	100	3,182
BIM Birlesik Magazalar AS	412	17,008
Booker Group PLC	1,351	1,928
Carrefour SA (L)	2,897	53,530
Casey’s General Stores, Inc.	400	23,596
Casino Guichard Perrachon SA (L)	376	33,015
Centros Comerciales Sudamericanos SA	3,266	17,975
China Resources Enterprises, Ltd.	4,000	11,953
Cia Brasileira de Distribuicao Grupo Pao de
Acucar, ADR	500	19,995
Colruyt SA	325	14,482
Costco Wholesale Corp.	1,800	171,000
CP ALL PCL	5,600	6,259

The accompanying notes are an integral part of the financial statements.

37

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Food & Staples Retailing (continued)
CVS Caremark Corp.	6,742	$315,054
Delhaize Group	495	18,171
Distribuidora Internacional
de Alimentacion SA (I)	2,447	11,501
E-Mart Company, Ltd.	121	26,577
Emperia Holding SA	170	2,579
Empire Company, Ltd.	200	10,541
Eurocash SA	556	6,847
FamilyMart Company, Ltd.	300	13,736
George Weston, Ltd.	200	11,362
Hakon Invest AB	156	2,300
Harashin Narus Holdings Company, Ltd.	400	6,990
Harris Teeter Supermarkets, Inc.	400	16,396
Heng Tai Consumables Group, Ltd. (I)	7,875	196
Inageya Company, Ltd.	200	2,322
Indiabulls Infrastructure and Power, Ltd. (I)	11,900	1,651
Ingles Markets, Inc.	100	1,603
Izumiya Company, Ltd.	1,000	5,035
J Sainsbury PLC	7,516	35,600
Jeronimo Martins SGPS SA	1,266	21,363
Kesko OYJ, B Shares	469	12,260
Koninklijke Ahold NV	4,990	61,833
Lawson, Inc.	300	20,989
Lianhua Supermarket Holdings Company, Ltd.,
H Shares	5,000	4,824
Liquor Stores N.A., Ltd.	149	2,751
Loblaw Companies, Ltd.	800	25,459
Massmart Holdings, Ltd.	579	11,989
Matsumotokiyoshi Holdings Company, Ltd.	500	11,093
Metcash, Ltd.	4,536	15,701
Metro AG	661	19,282
Metro, Inc.	500	25,602
Nash Finch Company	200	4,296
Organizacion Soriana SAB de CV (I)	5,100	16,019
Pick’n Pay Stores, Ltd.	1,977	10,618
Pricesmart, Inc.	300	20,253
Raia Drogasil SA	1,300	13,107
Rallye SA	369	10,555
Safeway, Inc. (L)	2,700	49,005
Seven & I Holdings Company, Ltd.	2,900	87,381
Shoppers Drug Mart Corp. (L)	1,116	44,997
Shoprite Holdings, Ltd.	1,492	27,568
Shufersal, Ltd.	1,097	2,667
Sligro Food Group NV	122	3,172
Spartan Stores, Inc.	200	3,626
SUPERVALU, Inc. (L)	2,900	15,022
Susser Holdings Corp. (I)(L)	200	7,434
Sysco Corp.	2,459	73,303
Taiwan Tea Corp.	18,218	9,045
Tesco PLC	27,713	134,709
The Andersons, Inc. (L)	300	12,798
The Fresh Market, Inc. (I)	200	10,726
The Kroger Company	3,240	75,136
The Pantry, Inc. (I)	300	4,410
The Spar Group, Ltd.	1,244	17,329
Tsuruha Holdings, Inc.	200	12,437
United Natural Foods, Inc. (I)	500	27,430
UNY Company, Ltd.	1,000	10,931
Valor Company, Ltd.	500	8,257
Wal-Mart de Mexico SAB de CV	22,200	59,395
Wal-Mart Stores, Inc.	7,655	533,707
Walgreen Company (L)	4,220	124,828
Weis Markets, Inc.	300	13,356
Wesfarmers, Ltd.	4,414	135,888
Whole Foods Market, Inc.	700	66,724
WM Morrison Supermarket PLC	12,393	51,722
Woolworths, Ltd.	3,379	92,938
X5 Retail Group NV, GDR (I)	473	10,838

		2,957,714
Food Products - 1.8%
AarhusKarlshamn AB	127	4,348
Afgri, Ltd.	8,620	6,108
Ajinomoto Company, Inc.	3,000	41,706
Alico, Inc.	100	3,054
Archer-Daniels-Midland Company	4,059	119,822
Aryzta AG (I)	591	29,370
Asian Bamboo AG (L)	217	2,084
Asian Citrus Holdings, Ltd.	1,000	563
Asiatic Development BHD	2,500	7,360
Associated British Foods PLC	1,953	39,296
Astra Agro Lestari Tbk PT	2,000	4,283
Astral Foods, Ltd.	425	5,876
Atria PLC	525	3,353
Austevoll Seafood ASA	935	3,952
AVI, Ltd.	4,242	26,031
B&G Foods, Inc.	100	2,660
Bakrie Sumatera Plantations Tbk PT	124,000	2,414
Barry Callebaut AG (I)	15	13,626
Binggrae Company, Ltd.	108	6,791
Bisi International PT	47,500	4,016
Bonduelle SCA	60	5,047
Bongrain SA	43	2,733
BRF - Brasil Foods SA, ADR	2,654	40,314
Bunge, Ltd.	1,500	94,110
Calavo Growers, Inc.	300	7,674
Campbell Soup Company (L)	1,544	51,539
Campofrio Alimentacion SA (I)	204	1,558
Chaoda Modern Agriculture Holdings, Ltd. (I)	28,480	2,278
Charoen Pokphand Foods PCL	9,600	11,637
Charoen Pokphand Indonesia Tbk PT	44,500	16,262
China Agri-Industries Holdings, Ltd.	10,000	5,491
China Foods, Ltd.	6,000	5,943
China Green Holdings, Ltd.	3,000	684
China Huiyuan Juice Group, Ltd. (I)	11,000	3,949
China Mengniu Dairy Company, Ltd.	8,000	21,305
China Precious Metal Resources
Holdings Company, Ltd. (I)	50,000	8,342
China Yurun Food Group, Ltd.	10,000	8,828
Chiquita Brands International, Inc. (I)(L)	500	2,500
CJ CheilJedang Corp.	55	15,703
ConAgra Foods, Inc.	4,200	108,906
Copeinca ASA	560	3,964
Cosan SA Industria e Comercio	1,300	20,058
CSM NV	366	6,748
Dairy Crest Group PLC	1,305	6,760
Danone SA	1,684	104,547
Darling International, Inc. (I)(L)	1,200	19,788
DE Master Blenders 1753 NV (I)	2,200	24,806
Dean Foods Company (I)	2,300	39,169
Deoleo SA (I)	2,018	833
Diamond Foods, Inc. (L)	300	5,352
Dydo Drinco, Inc.	100	4,355
East Asiatic Company, Ltd. A/S	298	7,289
Ebro Foods SA	858	14,751
Elders, Ltd. (I)	1,707	388
Empresas Iansa SA	65,744	4,687
Farmer Brothers Company (I)	400	3,184
Flowers Foods, Inc.	1,450	33,684
Fresh Del Monte Produce, Inc.	538	12,627

The accompanying notes are an integral part of the financial statements.

38

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Food Products (continued)
Fuji Oil Company, Ltd.	400	$5,223
General Mills, Inc.	2,900	111,766
Glanbia PLC (Dublin Exchange)	1,295	9,578
Global Bio-Chem Technology
Group Company, Ltd.	14,000	2,042
Golden Agri-Resources, Ltd.	35,000	18,710
Goodman Fielder, Ltd.	25,003	14,220
GrainCorp., Ltd.	1,090	10,691
Green Mountain Coffee Roasters, Inc. (I)(L)	950	20,691
Greencore Group PLC	975	1,154
Greggs PLC	350	2,764
Gruma SAB de CV, ADR (I)	200	1,976
Grupo Bimbo SAB de CV	7,300	17,944
Grupo Herdez SAB de CV	2,700	6,194
H.J. Heinz Company (L)	1,202	65,365
Hillshire Brands Company	440	12,756
Hokuto Corp.	100	1,997
Hormel Foods Corp.	1,694	51,531
House Food Corp.	500	8,482
Illovo Sugar, Ltd. (I)	1,857	6,424
Indofood Agri Resources, Ltd.	4,000	4,574
Indofood Sukses Makmur Tbk PT	31,000	16,056
Industrias Bachoco SAB de CV, ADR (L)	383	8,407
Ingredion, Inc.	700	34,664
IOI Corp. BHD	11,153	18,292
J&J Snack Foods Corp.	190	11,229
Japfa Comfeed Indonesia Tbk PT	4,000	2,116
JBS SA (I)	6,200	18,614
Kagome Company, Ltd.	200	4,057
Kameda Seika Company, Ltd.	400	10,004
Keck Seng BHD	2,700	3,323
Kellogg Company (L)	928	45,778
Kernel Holding SA (I)	123	2,254
Kerry Group PLC	639	27,974
KEY Coffee, Inc.	300	5,543
Kikkoman Corp.	2,000	24,734
Kraft Foods, Inc., Class A	8,525	329,236
Kuala Lumpur Kepong BHD	1,300	9,434
KWS Saat AG	30	7,806
Lancaster Colony Corp. (L)	200	14,242
Lifeway Foods, Inc. (L)	200	2,074
Lotte Confectionery Company, Ltd.	5	6,839
M Dias Branco SA	300	8,813
Maple Leaf Foods, Inc.	1,300	14,952
Marfrig Frigorificos e Comercio
de Alimentos SA (I)	1,000	4,650
Marine Harvest (I)	21,345	15,219
Marudai Food Company, Ltd.	2,000	7,662
Maruha Group, Inc.	3,000	4,742
Mayora Indah Tbk PT	5,000	13,572
McCormick & Company, Inc., Non-
Voting Shares (L)	800	48,520
Mead Johnson Nutrition Company (L)	800	64,408
Megmilk Snow Brand Company, Ltd.	500	8,798
MEIJI Holdings Company, Ltd.	500	22,953
Morinaga Milk Industry Company, Ltd.	3,000	11,508
Namyang Dairy Products Company, Ltd.	12	8,082
Nestle India, Ltd.	107	8,708
Nestle Malaysia BHD	400	7,253
Nestle SA	11,641	694,402
NICHIREI Corp.	2,000	9,831
Nippon Flour Mills Company, Ltd.	1,000	4,394
Nippon Meat Packers, Inc.	2,000	26,486
Nippon Suisan Kaisha, Ltd.	1,200	3,252
Nisshin Oillio Group, Ltd.	2,000	8,442
Nisshin Seifun Group, Inc.	1,500	17,559
Nissin Food Products Company, Ltd.	300	11,430
Nong Shim Company, Ltd.	25	4,517
Nutreco Holding NV	199	13,866
Osem Investments, Ltd.	13	178
Parmalat SpA	324	614
Perusahaan Perkebunan London Sumatra
Indonesia Tbk PT	13,500	3,873
Pilgrim’s Pride Corp. (I)	2,656	18,990
Pioneer Foods, Ltd.	1,044	7,533
Post Holdings, Inc. (I)	300	9,225
PPB Group BHD	2,500	12,582
Premier Foods PLC (I)(L)	5,155	6,921
Q.P. Corp.	900	13,643
Ralcorp Holdings, Inc. (I)	400	26,696
REI Agro, Ltd.	10,562	1,761
Ridley Corp., Ltd.	3,902	4,078
Sampoerna Agro Tbk PT	18,000	5,727
Samyang Corp. (I)	58	2,385
Samyang Holdings Corp.	78	3,326
Sanderson Farms, Inc. (L)	200	9,164
Sao Martinho SA	500	5,138
Saputo, Inc. (L)	500	20,789
Seneca Foods Corp., Class A (I)	200	5,380
Shenguan Holdings Group, Ltd.	8,000	4,601
Sinarmas Land, Ltd.	9,000	2,140
Sipef SA	36	2,593
SLC Agricola SA	200	1,991
Smart Balance, Inc. (I)	1,172	11,005
Smithfield Foods, Inc. (I)	1,200	25,956
Snyders-Lance, Inc.	900	22,707
Tata Tea, Ltd.	3,900	8,115
Tate & Lyle PLC	2,335	23,728
The Hain Celestial Group, Inc. (I)	500	27,520
The Hershey Company	600	43,218
The J.M. Smucker Company	1,000	75,520
Tiger Brands, Ltd.	1,136	34,123
Tingyi (Cayman Islands) Holding Corp.	10,000	25,810
Tongaat Hulet, Ltd.	519	7,950
Tootsie Roll Industries, Inc.	446	10,651
TreeHouse Foods, Inc. (I)	200	12,458
Tyson Foods, Inc., Class A	2,900	54,607
Uni-President Enterprises Corp.	14,119	22,682
Unilever NV	4,041	135,254
Unilever PLC, ADR (L)	3,952	133,301
Viscofan SA	232	9,990
Vitasoy International Holdings, Ltd.	2,000	1,680
Viterra, Inc.	3,072	48,731
Want Want China Holdings, Ltd.	27,000	33,472
Wilmar International, Ltd.	7,000	20,124
Yakult Honsha Company, Ltd.	500	19,575
Yamazaki Baking Company, Ltd.	1,000	13,094

		4,065,882
Household Products - 0.7%
Central Garden & Pet Company (I)	400	4,152
Central Garden & Pet Company, Class A (I)	300	3,267
Church & Dwight Company, Inc.	1,000	55,470
Clorox Company (L)	600	43,476
Colgate-Palmolive Company	1,828	190,295
Energizer Holdings, Inc. (I)	500	37,625
Henkel AG & Company, KGaA	631	34,968
Hindustan Unilever, Ltd.	1,743	14,224
Kimberly-Clark Corp.	1,600	134,032
Kimberly-Clark de Mexico SAB de CV	9,000	17,629

The accompanying notes are an integral part of the financial statements.

39

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Household Products (continued)
LG Household & Health Care, Ltd.	26	$14,010
Lion Corp.	1,000	5,485
McBride PLC (I)	3,988	7,750
NVC Lighting Holdings, Ltd.	3,000	565
PZ Cussons PLC	1,458	7,226
Reckitt Benckiser Group PLC	1,506	79,429
Spectrum Brands Holdings, Inc. (I)	600	19,542
The Procter & Gamble Company	14,877	911,216
Unicharm Corp.	200	11,393
Vinda International Holdings, Ltd.	3,000	4,481
WD-40 Company	94	4,682

		1,600,917
Personal Products - 0.2%
Aderans Company, Ltd. (I)	200	2,450
Amorepacific Corp.	14	13,025
Atrium Innovations, Inc. (I)	65	699
Avon Products, Inc.	2,800	45,388
Beiersdorf AG	429	27,835
Colgate-Palmolive India, Ltd.	468	10,082
Dabur India, Ltd.	4,276	8,810
Elizabeth Arden, Inc. (I)	300	11,643
Fancl Corp.	300	3,747
Gillette India, Ltd.	134	5,580
Hengan International Group Company, Ltd.	4,000	38,841
Herbalife, Ltd.	600	28,998
Hypermarcas SA (I)	1,400	8,274
Inter Parfums, Inc.	500	8,635
Kao Corp.	1,600	44,128
Kobayashi Pharmaceutical Company, Ltd.	200	11,122
Kose Corp.	200	4,732
L’Oreal SA	506	59,274
Natura Cosmeticos SA	600	14,040
Nu Skin Enterprises, Inc., Class A	700	32,830
Nutraceutical International Corp. (I)	300	4,575
Oriflame Cosmetics SA	111	3,715
Pacific Corp.	43	12,421
Prestige Brands Holdings, Inc. (I)(L)	1,300	20,553
Procter & Gamble Hygiene &
Health Care, Ltd.	55	2,228
Revlon, Inc. (I)	600	8,538
Shiseido Company, Ltd.	1,400	22,072
The Estee Lauder Companies, Inc., Class A	1,000	54,120
USANA Health Sciences, Inc. (I)	200	8,224

		516,579
Tobacco - 0.8%
Alliance One International, Inc. (I)(L)	2,600	8,996
Altria Group, Inc.	8,164	282,066
British American Tobacco Malaysia BHD	800	14,162
British American Tobacco PLC, ADR	2,715	277,256
Gudang Garam Tbk PT	2,000	13,242
Imperial Tobacco Group PLC	2,651	102,003
Imperial Tobacco Group, ADR	219	16,937
ITC, Ltd.	6,318	29,538
Japan Tobacco, Inc.	2,600	77,047
KT&G Corp.	357	25,320
Lorillard, Inc.	500	65,975
Philip Morris International, Inc.	7,527	656,806
Reynolds American, Inc. (L)	1,500	67,305
Souza Cruz SA	2,000	29,355
Swedish Match AB	675	27,242
Universal Corp. (L)	150	6,950
Vector Group, Ltd. (L)	1,168	19,879

		1,720,079

		13,779,559
Energy - 7.3%
Energy Equipment & Services - 1.1%
Aker ASA, Series A	250	6,940
Aker Solutions ASA	700	9,967
AMEC PLC	2,895	45,692
Atwood Oceanics, Inc. (I)	600	22,704
Baker Hughes, Inc. (L)	2,588	106,367
Basic Energy Services, Inc. (I)(L)	600	6,192
BGR Energy Systems, Ltd.	542	2,947
Bourbon SA	210	5,082
Bristow Group, Inc.	400	16,268
BW Offshore, Ltd.	2,640	2,885
Cal Dive International, Inc. (I)(L)	2,200	6,380
Calfrac Well Services, Ltd.	200	4,477
Cameron International Corp. (I)	1,100	46,981
Canyon Services Group, Inc.	650	6,353
China Oilfield Services, Ltd., H Shares	10,000	14,440
Cie Generale de Geophysique-Veritas (I)	928	23,977
Compagnie Generale de
Geophysique-Veritas (I)(L)	435	11,245
Core Laboratories NV	83	9,620
Dawson Geophysical Company (I)	200	4,764
Diamond Offshore Drilling, Inc. (L)	1,200	70,956
Dockwise, Ltd. (I)	60	996
DOF ASA (I)	400	2,034
Dresser-Rand Group, Inc. (I)	600	26,724
Dril-Quip, Inc. (I)	300	19,677
Exterran Holdings, Inc. (I)(L)	1,200	15,300
Farstad Shipping ASA	96	2,262
FMC Technologies, Inc. (I)	1,300	50,999
Fred Olsen Energy ASA	80	2,865
Fugro NV	672	40,834
Gulf Islands Fabrication, Inc.	100	2,821
Gulfmark Offshore, Inc., Class A (I)	400	13,616
Halliburton Company	4,800	136,272
Heckmann Corp. (I)	1,600	5,408
Helix Energy Solutions Group, Inc. (I)	900	14,769
Helmerich & Payne, Inc.	1,100	47,828
Hercules Offshore, Inc. (I)	900	3,186
Hornbeck Offshore Services, Inc. (I)(L)	600	23,268
Integra Group Holdings-REG S GDR (I)	532	669
ION Geophysical Corp. (I)(L)	1,500	9,885
John Wood Group PLC	3,042	32,795
Key Energy Services, Inc. (I)	1,400	10,640
KNM Group BHD (I)	6,100	1,355
Kvaerner ASA	700	1,577
Lamprell PLC	243	384
Lufkin Industries, Inc. (L)	400	21,728
Matrix Service Company (I)	500	5,675
McDermott International, Inc. (I)	1,600	17,824
Modec, Inc.	100	1,938
Nabors Industries, Ltd. (I)	2,700	38,880
National Oilwell Varco, Inc.	2,601	167,608
Natural Gas Services Group, Inc. (I)	100	1,482
Newpark Resources, Inc. (I)(L)	1,011	5,965
Noble Corp. (I)	1,023	33,278
North American Energy Partners, Inc. (I)	700	1,664
Oceaneering International, Inc.	800	38,288
Oil States International, Inc. (I)	500	33,100
Parker Drilling Company (I)	2,500	11,275

The accompanying notes are an integral part of the financial statements.

40

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Energy Equipment & Services (continued)
Pason Systems, Inc.	600	$8,769
Patterson-UTI Energy, Inc.	1,500	21,840
Petrofac, Ltd.	1,580	34,541
Petroleum Geo-Services ASA	1,029	12,616
Pioneer Drilling Company (I)	900	7,173
Poseidon Concepts Corp.	862	10,558
Precision Drilling Corp. (I)	1,800	12,252
ProSafe ASA	1,104	8,027
RigNet, Inc. (I)	200	3,478
Rowan Companies PLC (I)	1,100	35,563
RPC, Inc. (L)	1,650	19,619
Saipem SpA	1,324	58,965
Sapurakencana Petroleum BHD (I)	46,870	32,471
Savanna Energy Services Corp.	400	3,002
SBM Offshore NV (I)	691	9,590
Schlumberger, Ltd.	6,129	397,833
Schoeller-Bleckmann Oilfield Equipment AG	46	3,715
Seadrill, Ltd.	907	32,380
Seawell, Ltd./Bermuda (I)	243	439
Sevan Marine ASA (I)	512	997
Shawcor, Ltd., Class A	600	21,717
Shinko Plantech Company, Ltd.	700	6,077
Siem Offshore, Inc. (I)	1,271	2,023
Songa Offshore SE (I)	1,579	3,764
Subsea 7 SA	1,520	30,175
Superior Energy Services, Inc. (I)	1,006	20,351
Swiber Holdings, Ltd. (I)	6,000	2,725
Technip SA	523	54,578
Tecnicas Reunidas SA	207	8,673
Tenaris SA (L)	1,200	41,964
Tesco Corp. (I)	200	2,400
TETRA Technologies, Inc. (I)(L)	600	4,278
Tidewater, Inc.	600	27,816
TMK OAO, GDR	600	7,221
Total Energy Services, Inc.	400	5,654
Trican Well Service, Ltd.	900	10,387
Union Drilling, Inc. (I)	900	4,032
Unit Corp. (I)	500	18,445
Weatherford International, Ltd. (I)	5,000	63,150
Willbros Group, Inc. (I)	600	3,876
WorleyParsons, Ltd.	854	22,182

		2,344,422
Oil, Gas & Consumable Fuels - 6.2%
Adaro Energy Tbk PT	67,000	10,475
Advantage Oil & Gas, Ltd. (I)	1,400	4,125
Afren PLC (I)	4,344	7,071
Alon USA Energy, Inc.	1,100	9,306
Alpha Natural Resources, Inc. (I)	2,153	18,753
AltaGas, Ltd.	700	19,905
Anadarko Petroleum Corp.	3,300	218,460
Apache Corp.	2,300	202,147
Approach Resources, Inc. (I)(L)	400	10,216
Aquila Resources, Ltd. (I)	871	2,698
ARC Resources, Ltd. (L)	1,233	27,734
Arch Coal, Inc. (L)	1,300	8,957
Aurora Oil and Gas, Ltd. (I)	2,460	7,901
Australian Worldwide Exploration, Ltd.	6,149	8,492
Bangchak Petroleum PCL	6,900	4,888
Bankers Petroleum, Ltd. (I)	700	1,224
Banpu PCL	700	9,786
Bayan Resources Tbk PT	1,500	1,872
Baytex Energy Corp.	438	18,452
Beach Energy, Ltd.	27,483	26,823
Bellatrix Exploration, Ltd. (I)	2,700	8,407
Berry Petroleum Company, Class A (L)	500	19,830
BG Group PLC	11,036	225,883
Bharat Petroleum Corp., Ltd.	635	8,463
Bill Barrett Corp. (I)(L)	700	14,994
BlackPearl Resources, Inc. (I)	1,800	5,322
Bonavista Energy Corp.	600	9,382
Bonheur ASA	169	3,152
BP PLC, ADR	14,000	567,560
BPZ Resources, Inc. (I)(L)	1,200	3,036
Brightoil Petroleum Holdings Ltd	17,000	3,364
Bumi Resources Tbk PT	59,500	7,166
Cabot Oil & Gas Corp.	1,900	74,860
Cairn Energy PLC (I)	3,753	15,590
Cairn India, Ltd. (I)	1,480	8,202
Callon Petroleum Company (I)	700	2,982
Caltex Australia, Ltd.	761	10,631
Calvalley Petroleums, Inc. (I)	500	658
Cameco Corp. (L)	2,100	46,142
Canadian Natural Resources, Ltd.	4,550	122,051
Canadian Oil Sands, Ltd.	1,531	29,655
Carrizo Oil & Gas, Inc. (I)(L)	400	9,404
CCX Carvao Da Colombia SA (I)	600	1,344
Celtic Exploration, Ltd. (I)	600	8,115
Cenovus Energy, Inc.	2,056	65,370
Cheniere Energy, Inc. (I)(L)	1,500	22,110
Chennai Petroleum Corp., Ltd.	742	1,598
Chesapeake Energy Corp. (L)	4,400	81,840
Chevron Corp.	12,747	1,344,809
China Aviation Oil Singapore Corp., Ltd.	2,000	1,567
China Coal Energy Company, Ltd., H Shares	29,000	24,110
China Petroleum & Chemical Corp., ADR	820	73,136
China Qinfa Group, Ltd. (I)	4,000	534
China Shenhua Energy Company, Ltd.,
H Shares	11,000	38,792
Chinook Energy, Inc. (I)	716	914
Cimarex Energy Company	800	44,096
Clayton Williams Energy, Inc. (I)	300	14,514
Clean Energy Fuels Corp. (I)(L)	1,082	16,771
Cloud Peak Energy, Inc. (I)(L)	700	11,837
CNOOC, Ltd.	2,000	4,035
CNOOC, Ltd., ADR	670	134,838
Cobalt International Energy, Inc. (I)	1,100	25,850
Cockatoo Coal, Ltd. (I)	8,818	1,729
Compton Petroleum Corp. (I)	3	4
Comstock Resources, Inc. (I)(L)	600	9,852
Concho Resources, Inc. (I)	1,100	93,632
Connacher Oil and Gas, Ltd. (I)	1,300	607
ConocoPhillips	7,097	396,580
CONSOL Energy, Inc. (L)	1,900	57,456
Continental Resources, Inc. (I)	300	19,986
Corridor Resources, Inc. (I)	1,200	625
Cosmo Oil Company, Ltd.	4,000	10,172
Crescent Point Energy Corp.	800	29,860
Crew Energy, Inc. (I)	300	1,694
Crosstex Energy, Inc. (L)	511	7,154
CVR Energy, Inc. (I)	1,100	0
Dart Energy, Ltd. (I)	4,100	767
Delek US Holdings, Inc.	336	5,910
Delta Dunia Makmur Tbk PT (I)	65,000	2,775
Denbury Resources, Inc. (I)	4,023	60,788
Det Norske Oljeselskap ASA (I)	1,244	16,595
Devon Energy Corp.	2,300	133,377
DNO International ASA (I)	4,000	4,630
Dragon Oil PLC	2,521	21,773
Ecopetrol SA, ADR	500	27,895

The accompanying notes are an integral part of the financial statements.

41

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Enbridge Income Fund Holdings, Inc.	400	$8,848
Enbridge, Inc. (L)	2,368	94,571
Encana Corp. (L)	2,556	53,224
Enerflex, Ltd.	500	5,255
Energen Corp.	700	31,591
Energi Mega Persada Tbk PT (I)	260,500	3,987
Energy Partners, Ltd. (I)	600	10,140
Energy Resources of Australia, Ltd. (I)	1,102	1,812
Energy XXI Bermuda, Ltd.	800	25,032
Enerplus Corp. (L)	1,342	17,241
ENI SpA, ADR	5,263	223,783
Enquest PLC (I)	5,935	10,062
EOG Resources, Inc.	1,801	162,288
EQT Corp.	700	37,541
ERG SpA	259	1,639
Essar Oil, Ltd. (I)	3,444	3,403
Essar Shipping, Ltd. (I)	1,514	772
Esso SAF	21	1,586
Etablissements Maurel et Prom SA	451	6,523
Euronav NV (I)	398	2,729
EXCO Resources, Inc.	1,900	14,421
Exxon Mobil Corp.	27,915	2,388,687
Fairborne Energy, Ltd. (I)	400	566
Forest Oil Corp. (I)	1,500	10,995
Formosa Petrochemical Corp.	2,000	5,441
Frontline, Ltd.	400	1,818
FX Energy, Inc. (I)(L)	1,300	7,735
Galp Energia SGPS SA	945	11,986
Gazprom Neft JSC, ADR	752	17,236
Gazprom OAO, ADR (I)	455	4,323
Gazprom OAO, ADR (London Exchange) (I)	21,205	200,729
GeoResources, Inc. (I)	300	10,983
Gloucester Coal Ltd.	1,226	4,492
Gran Tierra Energy, Inc. (I)	1,749	8,587
Great Eastern Shipping Company, Ltd.	515	2,306
Green Plains Renewable Energy, Inc. (I)	400	2,496
Grupa Lotos SA (I)	726	6,097
GS Holdings Corp.	329	15,157
Guide Exploration, Ltd. (I)	300	480
Gulfport Energy Corp. (I)	600	12,378
Harvest Natural Resources, Inc. (I)(L)	500	4,275
Hellenic Petroleum SA	1,357	8,129
Hess Corp.	1,764	76,646
Hindustan Petroleum Corp., Ltd.	939	5,670
HollyFrontier Corp.	2,042	72,348
Horizon Oil, Ltd. (I)	30,952	9,102
Houston American Energy Corp. (I)	500	560
Hunting PLC	1,178	13,383
Husky Energy, Inc.	1,675	41,871
Imperial Oil, Ltd. (L)	750	31,375
Indian Oil Corp., Ltd.	2,260	10,344
Indo Tambangraya Megah Tbk PT	2,000	7,701
Inpex Corp.	9	50,457
IRPC PCL	74,400	8,386
Ivanhoe Energy, Inc. (I)	900	429
James River Coal Company (I)(L)	700	1,897
Japan Petroleum Exploration Company, Ltd.	200	7,615
JKX Oil & Gas PLC (I)	308	487
JX Holdings, Inc.	10,890	55,942
Keyera Corp.	500	20,813
Kinder Morgan, Inc.	2,660	85,705
King Stone Energy Group, Ltd. (I)	18,000	1,154
Kunlun Energy Company, Ltd.	16,000	25,723
Legacy Oil & Gas, Inc. (I)	800	4,416
Linc Energy, Ltd. (I)	3,876	2,800
Lone Pine Resources, Inc. (I)	918	2,525
Lukoil OAO, ADR (I)	1,884	105,319
Lundin Petroleum AB (I)	1,302	24,426
Mangalore Refinery and Petrochemicals, Ltd.	2,861	2,800
Marathon Oil Corp.	5,000	127,850
Marathon Petroleum Corp.	1,894	85,078
Maurel & Prom Nigeria (I)	1,051	2,372
McMoRan Exploration Company (I)(L)	1,285	16,281
Medco Energi Internasional Tbk PT	35,000	6,767
MEG Energy Corp. (I)	200	7,168
Melrose Resources PLC	307	592
Mitsuuroko Company, Ltd.	700	4,729
MOL Hungarian Oil and Gas PLC	133	9,626
Mongolia Energy Company, Ltd. (I)	38,000	2,004
Motor Oil Hellas Corinth Refineries SA (I)	798	5,481
Murphy Oil Corp.	1,300	65,377
Neste Oil OYJ	833	9,386
New Hope Corp., Ltd.	1,732	7,125
New Zealand Refining Company, Ltd.	491	934
Newfield Exploration Company (I)	1,200	35,172
Nexen, Inc.	2,947	49,903
Niko Resources, Ltd.	400	5,273
Noble Energy, Inc.	800	67,856
Northern Oil and Gas, Inc. (I)	200	3,188
Norwegian Energy Company AS (I)	1,197	948
NuVista Energy, Ltd. (I)	800	2,821
Oasis Petroleum, Inc. (I)	1,100	26,598
Occidental Petroleum Corp.	5,101	437,513
Oil & Natural Gas Corp., Ltd.	855	4,375
Oil Refineries, Ltd. (I)	5,510	2,710
Oil Search, Ltd.	3,817	26,044
OMV AG	732	22,980
Open Range Energy Corp. (I)	976	978
Origin Energy, Ltd.	5,053	63,559
Overseas Shipholding Group, Inc. (L)	500	5,555
PA Resources AB (I)	475	77
Pacific Rubiales Energy Corp. (L)	1,300	27,530
Paladin Resources, Ltd. (I)(L)	5,205	6,815
Panhandle Oil and Gas, Inc.	100	3,014
Paramount Resources, Ltd. (I)	300	7,213
Parkland Fuel Corp.	583	8,154
Patriot Coal Corp. (I)(L)	1,400	1,708
Paz Oil Company, Ltd.	59	6,713
PDC Energy, Inc. (I)	400	9,808
Peabody Energy Corp.	2,000	49,040
Pembina Pipeline Corp.	1,092	27,909
Pengrowth Energy Trust (L)	2,555	16,211
Penn Virginia Corp. (L)	500	3,670
Penn West Petroleum, Ltd.	3,360	45,082
Perpetual Energy, Inc.	1,900	1,698
PetroBakken Energy, Ltd., Class A	921	11,118
Petrobank Energy & Resources, Ltd. (I)	1,000	10,618
PetroChina Company, Ltd., H Shares	86,000	111,914
Petroleo Brasileiro SA	2,100	19,761
Petroleo Brasileiro SA (Class A), ADR (L)	9,321	169,083
Petroleo Brasileiro SA, ADR	6,282	117,913
Petrominerales, Ltd.	1,014	11,454
Petronas Dagangan BHD	1,700	11,386
Petroquest Energy, Inc. (I)	1,000	5,000
Peyto Exploration & Development Corp.	500	9,449
Phillips 66 (I)	3,549	117,952
Pioneer Natural Resources Company	1,200	105,852
Plains Exploration & Production Company (I)	1,600	56,288
Polski Koncern Naftowy Orlen SA (I)	2,198	24,737
Premier Oil PLC (I)	2,268	12,033

The accompanying notes are an integral part of the financial statements.

42

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Progress Energy Resources Corp. (L)	1,300	$25,627
PTT Exploration & Production PCL	4,000	21,159
PTT PCL, Foreign Shares	4,706	47,860
QEP Resources, Inc.	1,607	48,162
Questerre Energy Corp. (I)	3,200	2,326
Quicksilver Resources, Inc. (I)(L)	2,000	10,840
Range Resources Corp.	1,100	68,057
Reliance Industries, Ltd.	5,113	67,775
Repsol YPF SA	2,681	43,106
Repsol YPF SA, ADR	800	12,784
Rex Energy Corp. (I)	800	8,968
Rosetta Resources, Inc. (I)	500	18,320
Rosneft Oil Company, GDR	5,147	32,301
Rosneft Oil Company, GDR (I)	389	2,441
Royal Dutch Shell PLC, ADR, Class B (L)	5,107	357,133
Royal Dutch Shell PLC, B Shares	2,979	103,968
S-Oil Corp.	123	9,890
Salamander Energy PLC (I)	742	1,990
San-Ai Oil Company, Ltd.	2,000	8,991
SandRidge Energy, Inc. (I)(L)	4,188	28,018
Santos, Ltd.	5,154	56,603
Saras SpA (I)	2,835	2,762
Sasol, Ltd.	1,678	71,231
SemGroup Corp., Class A (I)	700	22,351
Shell Refining Company Federation of
Malaya BHD	1,100	3,186
Ship Finance International, Ltd. (L)	900	14,067
Sino Oil And Gas Holdings, Ltd. (I)	100,000	2,433
SK Innovation Company, Ltd.	244	29,865
SM Energy Company	700	34,377
SouthGobi Energy Resources, Ltd. (I)	100	378
Southwestern Energy Company (I)(L)	2,600	83,018
Spectra Energy Corp.	3,100	90,086
Sprott Resource Corp. (I)	687	2,679
Statoil ASA	883	21,114
Statoil ASA, ADR (L)	2,628	62,704
Stone Energy Corp. (I)	700	17,738
Suncor Energy, Inc.	7,239	209,327
Sunoco, Inc.	992	47,120
Surgutneftegas OJSC, ADR (I)	653	5,424
Swift Energy Company (I)	500	9,305
Talisman Energy, Inc.	3,900	44,704
Targa Resources Corp.	500	21,350
Teekay Corp.	600	17,568
Tesoro Corp. (I)	1,200	29,952
Tethys Petroleum, Ltd. (I)	400	236
Thai Oil PCL	7,000	12,673
The Williams Companies, Inc.	4,900	141,218
Total SA	6,664	300,741
Total SA, ADR	1,959	88,057
Trans-Canada Corp.	2,739	114,795
Transglobe Energy Corp. (I)	600	5,339
Trilogy Energy Corp.	400	9,241
Tullow Oil PLC	3,282	75,763
Tupras Turkiye Petrol Rafinerileri AS	681	14,597
UEX Corp. (I)	800	424
UK Coal PLC (I)	992	137
Ultra Petroleum Corp. (I)(L)	1,300	29,991
Ultrapar Participacoes SA	800	18,003
Ultrapar Participacoes SA, ADR	400	9,072
Uranium One, Inc. (I)(L)	4,000	10,176
USEC, Inc. (I)(L)	2,500	2,475
Vaalco Energy, Inc. (I)(L)	600	5,178
Valero Energy Corp.	5,100	123,165
Vanguarda Agro SA (I)	15,200	2,876
Venoco, Inc. (I)	500	5,005
Veresen, Inc.	1,100	13,063
Veripos, Inc. (I)	152	49
Vermilion Energy, Inc.	320	14,449
Vero Energy, Inc.	300	477
W&T Offshore, Inc.	500	7,650
Warren Resources, Inc. (I)	900	2,160
Western Refining, Inc.	1,400	31,178
Whitehaven Coal, Ltd.	1,593	6,855
Whiting Petroleum Corp. (I)(L)	1,200	49,344
Woodside Petroleum, Ltd.	2,235	71,575
World Fuel Services Corp. (L)	500	19,015
WPX Energy, Inc. (I)	1,633	26,422
Yanchang Petroleum International, Ltd. (I)	19,205	1,495
Yanzhou Coal Mining Company, Ltd., ADR	900	13,779
Yanzhou Coal Mining Company, Ltd.,
H Shares	2,000	3,070
Zargon Oil & Gas, Ltd.	455	3,870

		13,915,412

		16,259,834
Financials - 12.6%
Capital Markets - 1.4%
ABG Sundal Collier Holding ASA (I)	5,096	3,167
Affiliated Managers Group, Inc. (I)	500	54,725
AGF Management, Ltd.	756	8,361
Allied Properties HK, Ltd.	20,000	2,571
Altamir Amboise	346	2,620
American Capital, Ltd. (I)	2,631	26,494
Ameriprise Financial, Inc.	2,100	109,746
Apollo Global Management LLC	600	7,440
Ashmore Group PLC	2,022	11,096
Avanza Bank Holding AB	300	6,168
Azimut Holding SpA	1,451	14,946
Bank Sarasin & Compagnie AG (I)	196	5,517
BGC Partners, Inc., Class A	1,200	7,044
BinckBank NV	387	3,138
BlackRock, Inc.	675	114,629
Brait SE (I)	5,272	16,772
Calamos Asset Management, Inc.	400	4,580
Canaccord Financial, Inc. (Toronto Exchange)	1,200	6,483
Capital Securities Corp.	15,403	5,188
Capital Southwest Corp.	100	10,284
CETIP SA - Mercados Organizados	1,100	13,747
China Everbright, Ltd.	8,000	11,447
CI Financial Corp.	800	17,350
Close Brothers Group PLC	1,435	16,804
Cohen & Steers, Inc. (L)	309	10,664
Coronation Fund Managers, Ltd.	4,050	13,726
Cowen Group, Inc., Class A (I)	1,000	2,660
Credit Suisse Group AG (I)	318	5,809
Credit Suisse Group AG, ADR	5,179	94,931
CST Mining Group, Ltd. (I)	240,000	3,766
Daishin Securities Company, Ltd.	870	6,425
Daiwa Securities Group, Inc.	8,000	30,120
Deutsche Bank AG (L)	3,412	123,412
Deutsche Bank AG	199	7,232
Duff & Phelps Corp.	200	2,900
E*TRADE Financial Corp. (I)	2,350	18,894
Eaton Vance Corp. (L)	1,200	32,340
Edelman Financial Group, Inc.	900	7,830
EFG International (I)	308	1,715
Epoch Holding Corp.	35	797

The accompanying notes are an integral part of the financial statements.

43

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Capital Markets (continued)
Eugene Investment &
Securities Company, Ltd. (I)	773	$1,896
Evercore Partners, Inc., Class A	300	7,017
F&C Asset Management PLC	4,118	5,360
Federated Investors, Inc., Class B (L)	800	17,480
Franklin Resources, Inc.	600	66,594
GAM Holding, Ltd. (I)	1,827	20,340
GAMCO Investors, Inc., Class A	100	4,439
Get Nice Holdings, Ltd.	30,000	1,130
GFI Group, Inc.	2,600	9,256
GMP Capital, Inc.	600	3,294
Greenhill & Company, Inc.	300	10,695
Hanwha Securities Company, Ltd.	1,080	3,894
Hargreaves Lansdown PLC	1,126	9,386
Harris & Harris Group, Inc. (I)	600	2,280
Henderson Group PLC	3,377	5,406
HFF, Inc. (I)	500	6,970
Hyundai Securities Company, Ltd.	1,170	8,779
ICAP PLC	3,375	17,868
ICG Group, Inc. (I)	800	7,400
Ichiyoshi Securities Company, Ltd.	1,100	6,288
IGM Financial, Inc.	400	15,731
Intermediate Capital Group PLC	1,170	4,961
INTL FCStone, Inc. (I)	300	5,805
Invesco, Ltd.	5,259	118,853
Investec PLC	3,161	18,453
Investec, Ltd.	1,608	9,469
Investment Technology Group, Inc. (I)	300	2,760
IOOF Holdings, Ltd.	1,604	10,007
Janus Capital Group, Inc. (L)	2,400	18,768
Jefferies Group, Inc. (L)	2,400	31,176
JMP Group, Inc.	400	2,472
Julius Baer Group, Ltd. (I)	1,089	39,429
KBW, Inc. (L)	500	8,225
KIWOOM Securities Company, Ltd.	141	7,557
Knight Capital Group, Inc., Class A (I)	1,400	16,716
Korea Investment Holdings Company, Ltd.	460	15,433
Lazard, Ltd., Class A	1,200	31,188
Legg Mason, Inc.	1,300	34,281
LPL Financial Holdings, Inc.	800	27,016
Macquarie Group, Ltd.	1,925	51,829
Man Group PLC	12,668	15,146
Marfin Investment Group SA (I)	7,394	2,236
MCG Capital Corp.	700	3,220
Medallion Financial Corp.	300	3,186
Mediobanca SpA	3,919	17,355
Mirae Asset Securities Company, Ltd.	306	8,366
MLP AG	663	4,223
Morgan Stanley	13,161	192,019
NH Investment & Securities Company, Ltd.	597	2,678
Nomura Holdings, Inc.	15,600	58,259
Northern Trust Corp.	2,100	96,642
Okasan Holdings, Inc.	1,000	3,937
Partners Group Holding AG	72	12,800
Peregrine Holdings, Ltd.	3,334	4,973
Perpetual, Ltd.	325	7,679
Piper Jaffray Companies (I)(L)	200	4,686
Platinum Asset Management, Ltd.	1,354	5,419
Proton Bank SA (I)	1,023	0
Rathbone Brothers PLC	506	9,816
Ratos AB	1,199	11,404
Raymond James Financial, Inc.	1,200	41,088
Safeguard Scientifics, Inc. (I)	400	6,192
Samsung Securities Company, Ltd.	422	18,270
SBI Holdings, Inc.	152	11,272
Schroders PLC	596	12,546
SEI Investments Company	1,300	25,857
SK Securities Company, Ltd.	3,120	3,289
Sprott, Inc.	752	3,656
State Street Corp.	3,100	138,384
Steel Excel, Inc. (I)	150	4,073
Stifel Financial Corp. (I)(L)	525	16,223
Sun Hung Kai & Company, Ltd.	7,000	3,476
Swissquote Group Holding SA (I)	142	4,029
SWS Group, Inc.	400	2,132
T. Rowe Price Group, Inc.	1,200	75,552
TD Ameritrade Holding Corp.	3,497	59,449
The Bank of New York Mellon Corp.	7,550	165,723
The Charles Schwab Corp. (L)	6,818	88,157
The Goldman Sachs Group, Inc.	3,012	288,730
Tokai Tokyo Securities Company, Ltd.	3,000	10,831
Tong Yang Investment Bank	370	1,338
Tullett Prebon PLC	2,196	9,820
UBS AG (I)	15,906	186,011
Virtus Investment Partners, Inc. (I)	85	6,885
Vontobel Holding AG	286	5,645
Waddell & Reed Financial, Inc., Class A (L)	800	24,224
Waterland Financial Holding Company	24,648	8,317
Woori Investment & Securities Company, Ltd.	1,003	9,833
Yuanta Financial Holdings Company, Ltd. (I)	51,330	23,553

		3,248,038
Commercial Banks - 5.4%
1st Source Corp.	100	2,260
1st United Bancorp, Inc. (I)	600	3,726
ABSA Group, Ltd.	1,409	24,436
Agricultural Bank of China, Ltd., H Shares	16,000	6,460
Aichi Bank, Ltd.	100	4,781
Akbank TAS	4,415	16,211
Akita Bank, Ltd.	3,000	8,407
Albaraka Turk Katilim Bankasi AS (I)	3,793	2,336
Allahabad Bank	1,093	2,944
Alpha Bank AE (I)	4,746	7,631
Ameris Bancorp (I)	203	2,558
Aomori Bank, Ltd.	1,000	3,066
Arrow Financial Corp.	218	5,269
Associated Banc-Corp.	2,000	26,380
Asya Katilim Bankasi AS (I)	1,317	1,323
Australia & New Zealand Banking Group, Ltd.	10,197	231,483
Awa Bank, Ltd.	2,000	12,740
Axis Bank, Ltd.	1,275	23,352
Banca Carige SpA (L)	7,025	6,123
Banca Monte dei Paschi di Siena SpA (I)(L)	13,824	3,468
Banca Popolare dell’Emilia Romagna SCRL	1,417	7,643
Banca Popolare dell’Etruria e del Lazio SpA	1,167	1,534
Banca Popolare di Milano SpA (I)	20,720	9,937
Banca Popolare di Sondrio SCRL	1,955	11,967
Bancfirst Corp.	200	8,382
Banco Bilbao Vizcaya Argentaria SA	12,441	89,667
Banco Bilbao Vizcaya
Argentaria SA, ADR (L)	9,294	65,709
Banco BPI SA (I)	5,418	3,704
Banco Bradesco SA	1,387	17,264
Banco Bradesco SA, ADR (L)	8,374	124,521
Banco Comercial Portugues SA (I)(L)	17,318	2,156
Banco de Chile, ADR	66	5,597
Banco de Credito e Inversiones	236	14,684
Banco de Sabadell SA (L)	7,734	15,096
Banco di Desio e della Brianza SpA	669	1,576
Banco do Brasil SA	3,145	30,581

The accompanying notes are an integral part of the financial statements.

44

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
Banco Espanol De Credito SA	577	$1,886
Banco Espirito Santo SA (I)(L)	10,202	6,967
Banco Popolare Societa Cooperativa (I)	3,700	4,974
Banco Popular Espanol SA (L)	7,832	17,756
Banco Santander Brasil SA, ADR	4,500	34,875
Banco Santander Chile SA, ADR	299	23,170
Banco Santander SA	34,210	228,481
Banco Santander SA, ADR (L)	3,421	22,442
BanColombia SA, ADR (L)	200	12,368
Bancorp, Inc. (I)	700	6,615
BancorpSouth, Inc. (L)	1,300	18,876
Bangkok Bank PCL, Foreign Shares	2,700	17,663
Bank Central Asia Tbk PT	37,500	29,266
Bank Coop AG (I)	119	7,367
Bank Danamon Indonesia Tbk PT	32,996	21,197
Bank Handlowy w Warszawie SA	220	5,348
Bank Hapoalim, Ltd.	4,818	14,928
Bank Leumi Le-Israel, Ltd.	6,483	15,808
Bank Mandiri Tbk PT	43,228	33,461
Bank Millennium SA (I)	2,000	2,220
Bank Negara Indonesia Persero Tbk PT	11,598	4,768
Bank of Ayudhya PCL	16,200	15,435
Bank of China, Ltd., H Shares	298,100	114,065
Bank of Communications Company, Ltd.,
H Shares	28,225	19,150
Bank of Cyprus PLC (I)	5,706	2,051
Bank of East Asia, Ltd.	8,438	30,388
Bank of Greece SA	162	2,377
Bank of Hawaii Corp. (L)	400	18,380
Bank of India	845	5,282
Bank of Kyoto, Ltd.	3,000	22,724
Bank of Montreal (Canadian Exchange)	3,060	169,095
Bank of Nova Scotia	3,495	181,049
Bank of Queensland, Ltd.	2,116	14,472
Bank of Saga, Ltd.	3,000	7,458
Bank of the Ozarks, Inc.	400	12,032
Bank Pan Indonesia Tbk PT (I)	46,000	3,912
Bank Pekao SA	320	14,593
Bank Permata Tbk PT (I)	6,000	929
Bank Rakyat Indonesia Tbk PT	43,000	29,428
Bank Tabungan Negara Tbk PT	29,000	4,002
Bank Tabungan Pensiunan Nasional Tbk PT (I)	7,500	3,193
Bankinter SA (L)	2,422	8,442
Barclays PLC, ADR	14,079	145,014
Basler Kantonalbank	42	4,850
BB&T Corp.	6,600	203,610
BBCN Bancorp, Inc. (I)	1,324	14,418
BDO Unibank, Inc.	4,325	6,541
Bendigo and Adelaide Bank, Ltd.	2,563	19,537
Berner Kantonalbank	51	13,537
BNP Paribas SA	4,055	156,538
BOC Hong Kong Holdings, Ltd.	10,000	30,776
BOK Financial Corp.	400	23,280
Boston Private Financial Holdings, Inc. (L)	1,106	9,877
Bryn Mawr Bank Corp. (L)	150	3,161
BS Financial Group, Inc.	490	5,469
CaixaBank (L)	5,018	16,413
Caixabank (L)	113	370
Camden National Corp.	200	7,324
Canadian Imperial Bank of Commerce (L)	1,479	104,086
Canara Bank	847	6,280
Capital City Bank Group, Inc.	200	1,474
CapitalSource, Inc.	2,753	18,500
Capitec Bank Holdings, Ltd.	297	7,733
Cardinal Financial Corp.	600	7,368
Cathay General Bancorp	1,300	21,463
Centerstate Banks, Inc.	300	2,145
Chang Hwa Commercial Bank, Ltd.	31,610	16,807
Chemical Financial Corp.	400	8,600
Chiba Bank, Ltd.	5,000	30,030
China Citic Bank Corp., Ltd., H Shares	47,000	24,243
China Construction Bank Corp., H Shares	263,891	181,946
China Development Financial Holdings Corp.	41,029	9,793
China Merchants Bank Company, Ltd.,
H Shares	15,128	28,652
China Minsheng Banking Corp., Ltd.,
H Shares	23,000	20,567
Chinatrust Financial Holding Company, Ltd.	36,906	21,243
Chong Hing Bank, Ltd.	2,000	3,201
Chugoku Bank, Ltd.	2,000	26,060
Chuo Mitsui Trust Holdings, Inc.	15,430	46,097
CIMB Group Holdings BHD	18,000	43,076
CIT Group, Inc. (I)	1,600	57,024
City Holding Company	100	3,369
City National Corp. (L)	500	24,290
CoBiz Financial, Inc.	700	4,382
Columbia Banking System, Inc. (L)	500	9,410
Comdirect Bank AG	358	3,228
Comerica, Inc.	1,849	56,783
Commerce Bancshares, Inc.	662	25,090
Commerzbank AG (I)	17,645	29,973
Commonwealth Bank of Australia	5,905	323,159
Community Bank Systems, Inc.	600	16,272
Community Trust Bancorp, Inc.	300	10,047
CorpBanca SA	115,713	1,458
CorpBanca SA, ADR (L)	333	6,344
Credicorp, Ltd., ADR	258	32,480
Credit Agricole SA (I)	5,426	23,951
Credito Artigiano SpA	655	672
Credito Bergamasco SpA	157	2,167
Credito Emiliano SpA	637	2,327
Cullen/Frost Bankers, Inc. (L)	500	28,745
CVB Financial Corp.	900	10,485
Dah Sing Banking Group, Ltd.	40	36
Dah Sing Financial Holdings, Ltd.	900	2,808
Daisan Bank, Ltd.	1,000	1,925
Daishi Bank, Ltd.	3,000	9,023
Danske Bank A/S (I)	3,364	46,871
DBS Group Holdings, Ltd.	8,477	93,569
Dexia SA (I)	5,143	848
DGB Financial Group, Inc.	910	11,091
DNB ASA	4,410	43,872
DVB Bank AG	130	3,809
E.Sun Financial Holding Company, Ltd.	33,489	17,346
East West Bancorp, Inc.	1,900	44,574
EFG Eurobank Ergasias SA (I)	3,504	3,418
Ehime Bank, Ltd.	1,000	2,747
Encore Bancshares, Inc. (I)	200	4,126
Enterprise Financial Services Corp.	100	1,096
Entie Commercial Bank	3,000	1,342
Erste Group Bank AG (I)	1,066	20,266
Far Eastern International Bank	21,000	8,032
Federal Bank, Ltd.	1,480	11,925
Fifth Third Bancorp	8,800	117,920
Financial Institutions, Inc.	100	1,688
First BanCorp Puerto Rico (I)	133	527
First Bancorp Troy NC	300	2,667
First Busey Corp.	1,300	6,279
First Commonwealth Financial Corp.	1,500	10,095
First Community Bancshares, Inc.	300	4,329

The accompanying notes are an integral part of the financial statements.

45

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
First Financial Bancorp	659	$10,531
First Financial Bankshares, Inc. (L)	150	5,184
First Financial Corp./Indiana	200	5,800
First Financial Holding Company, Ltd.	44,358	26,031
First Horizon National Corp. (L)	3,254	28,147
First Merchants Corp.	300	3,738
First Midwest Bancorp, Inc.	800	8,784
First Niagara Financial Group, Inc.	3,414	26,117
First Republic Bank (I)	481	16,162
FirstMerit Corp. (L)	1,318	21,773
FNB Corp.	1,800	19,566
Fukui Bank, Ltd.	2,000	4,781
Fukuoka Financial Group, Inc.	5,000	19,538
Fulton Financial Corp.	1,800	17,982
Geniki Bank SA (I)	568	120
German American Bancorp, Inc.	200	4,100
Getin Holding SA (I)	5,326	2,788
Glacier Bancorp, Inc.	1,200	18,588
Great Southern Bancorp, Inc.	200	5,516
Greene County Bancshares, Inc. (I)	200	332
Grupo Financiero Banorte SAB de CV	10,800	55,815
Grupo Financiero Inbursa SA	13,000	29,226
GSD Holding AS (I)	3,434	1,409
Gunma Bank	2,000	9,461
Hana Financial Group, Inc.	1,320	42,136
Hancock Holding Company	785	23,895
Hang Seng Bank, Ltd.	2,400	32,767
HDFC Bank, Ltd.	1,692	17,125
HDFC Bank, Ltd., ADR (L)	462	15,061
Heartland Financial USA, Inc.	400	9,600
Higashi-Nippon Bank, Ltd.	3,000	6,526
Higo Bank, Ltd.	2,000	10,620
Hokuhoku Financial Group, Inc.	10,000	16,233
Home Bancshares, Inc. (L)	228	6,972
Hong Leong Bank BHD	3,360	13,199
HSBC Holdings PLC, ADR	16,619	733,396
Hua Nan Financial Holdings Company, Ltd.	34,074	18,912
Hudson Valley Holding Corp.	242	4,380
Huntington Bancshares, Inc.	7,100	45,440
Hyakujushi Bank, Ltd.	2,000	7,929
Iberiabank Corp. (L)	400	20,180
ICICI Bank, Ltd., ADR	1,090	35,327
Indian Bank	736	2,343
Industrial & Commercial Bank of China,
H Shares	249,730	139,643
Industrial Bank of Korea	1,290	14,517
Industrial Development Bank of India, Ltd.	2,292	3,867
International Bancshares Corp.	1,300	25,376
Intesa Sanpaolo SpA	40,133	57,402
Investors Bancorp, Inc. (I)	1,111	16,765
Irish Bank Resolution Corp., Ltd. (I)	3,621	0
Israel Discount Bank, Ltd. (I)	2,562	2,674
Itau Unibanco Holding SA	1,000	12,651
Itau Unibanco Holding SA, ADR (L)	6,815	94,865
Iyo Bank, Ltd.	2,000	15,962
Jeonbuk Bank, Ltd.	469	1,919
Joyo Bank, Ltd.	5,000	22,764
Juroku Bank, Ltd.	3,000	9,733
Jyske Bank A/S (I)	329	8,867
Kagoshima Bank, Ltd.	2,000	12,115
Karnataka Bank, Ltd.	259	436
Kasikornbank PCL (Foreign Shares)	5,000	26,118
KB Financial Group, Inc., ADR	1,600	52,304
KBC Groep NV	896	19,021
Keiyo Bank, Ltd.	2,000	9,279
KeyCorp	8,228	63,685
King’s Town Bank (I)	12,000	7,088
Kita-Nippon Bank, Ltd.	100	2,690
Komercni Banka AS	95	16,506
Korea Exchange Bank (I)	1,880	13,420
Kredyt Bank SA	1,216	4,932
Krung Thai Bank PCL	20,500	10,392
Lakeland Bancorp, Inc.	220	2,314
Lakeland Financial Corp.	200	5,366
Laurentian Bank of Canada	300	13,699
Liechtensteinische Landesbank AG	43	1,541
Lloyds Banking Group PLC (I)	28,330	13,935
Lloyds TSB Group PLC (I)	21,187	40,679
Luzerner Kantonalbank AG	38	13,189
M&T Bank Corp.	1,316	108,662
MainSource Financial Group, Inc.	700	8,281
Malayan Banking BHD	12,667	34,792
MB Financial, Inc.	300	6,462
Mega Financial Holding Company, Ltd.	31,940	23,677
Metro Bancorp, Inc. (I)	400	4,812
Metropolitan Bank & Trust Company	2,360	5,191
Minato Bank, Ltd.	3,000	5,141
Mitsubishi UFJ Financial Group	58,547	280,194
Mizrahi Tefahot Bank, Ltd. (I)	1,337	10,415
Mizuho Financial Group, Inc.	98,380	166,541
National Australia Bank, Ltd.	8,485	206,062
National Bank of Canada	600	42,886
National Bank of Greece SA (I)	6,037	10,903
National Penn Bancshares, Inc. (L)	1,500	14,355
Natixis (L)	5,861	15,860
NBT Bancorp, Inc. (L)	300	6,477
Nedbank Group, Ltd.	1,070	22,812
Nishi-Nippon City Bank, Ltd.	4,000	9,747
Nordea Bank AB	10,305	89,215
Ogaki Kyoritsu Bank, Ltd.	2,000	6,762
Old National Bancorp	500	6,005
Oriental Bank of Commerce	416	1,902
Oriental Financial Group, Inc.	500	5,540
OTP Bank PLC (L)	1,599	25,440
Oversea-Chinese Banking Corp., Ltd.	8,352	58,346
Pacific Capital Bancorp (I)	100	4,573
Pacific Continental Corp.	400	3,548
PacWest Bancorp	500	11,835
Park National Corp.	100	6,975
Peoples Bancorp, Inc.	100	2,198
Piccolo Credito Valtellinese SCRL	2,715	4,020
Pinnacle Financial Partners, Inc. (I)	500	9,755
Piraeus Bank SA (I)	19,556	6,453
PNC Financial Services Group, Inc.	3,300	201,663
Powszechna Kasa Oszczednosci
Bank Polski SA	1,895	19,698
PrivateBancorp, Inc. (L)	900	13,284
Prosperity Bancshares, Inc.	400	16,812
Public Bank BHD	600	2,604
Raiffeisen Bank International AG (L)	268	8,778
Regions Financial Corp.	14,900	100,575
Renasant Corp.	200	3,142
Republic Bancorp, Inc., Class A (L)	300	6,675
Resona Holdings, Inc.	7,700	31,781
Ringkjoebing Landbobank A/S	36	4,267
Rizal Commercial Banking Corp.	3,600	3,760
Royal Bank of Canada (L)	4,212	215,792
Royal Bank of Scotland
Group PLC, ADR (I)(L)	4,360	29,648
S&T Bancorp, Inc.	400	7,388

The accompanying notes are an integral part of the financial statements.

46

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
Sandy Spring Bancorp, Inc.	300	$5,400
Sapporo Hokuyo Holdings, Inc.	2,200	6,814
Sberbank of Russia, ADR	4,971	53,786
SCBT Financial Corp.	300	10,575
Sekerbank AS (I)	5,965	3,377
Shiga Bank, Ltd.	2,000	10,935
Shikoku Bank, Ltd.	1,000	2,644
Shimizu Bank, Ltd.	100	2,857
Shinhan Financial Group Company, Ltd., ADR	1,070	75,949
Shizuoka Bank, Ltd.	3,000	30,848
Siam Commercial Bank PCL	2,300	10,645
Sierra Bancorp	100	990
Signature Bank (I)(L)	500	30,485
Simmons First National Corp., Class A (L)	200	4,650
SinoPac Holdings Company, Ltd.	38,838	14,763
Skandinaviska Enskilda Banken AB, Series A	6,481	42,246
Societe Generale SA (I)	2,915	68,727
Southside Bancshares, Inc.	137	3,069
Southwest Bancorp, Inc. (I)	200	1,882
Spar Nord Bank A/S (I)	1,200	4,274
Sparebanken Midt-Norge ASA	873	4,718
St. Galler Kantonalbank	37	13,055
Standard Bank Group, Ltd.	4,323	58,647
Standard Chartered PLC	9,490	206,890
State Bank of India	396	15,383
StellarOne Corp.	200	2,496
Sterling Bancorp	600	5,988
Sterling Financial Corp. (I)	4	76
Suffolk Bancorp (I)	100	1,297
Sumitomo Mitsui Financial Group	6,236	205,719
Sun Bancorp, Inc. (I)	315	851
SunTrust Banks, Inc.	3,500	84,805
Susquehanna Bancshares, Inc.	3,457	35,607
SVB Financial Group (I)	500	29,360
Svenska Handelsbanken AB, Series A	1,724	56,830
Swedbank AB, Class A	4,147	65,579
SY Bancorp, Inc.	100	2,395
Sydbank A/S (I)	511	8,298
Synovus Financial Corp.	1,500	2,970
Ta Chong Bank, Ltd. (I)	12,000	3,712
Taishin Financial Holdings Company, Ltd.	40,969	15,725
Taiwan Business Bank (I)	27,170	7,897
Taiwan Cooperative Financial Holding (I)	23,061	13,691
Taylor Capital Group, Inc. (I)	466	7,638
TCF Financial Corp. (L)	1,900	21,812
Texas Capital Bancshares, Inc. (I)(L)	500	20,195
Thanachart Capital PCL	2,100	1,901
The Bank of Yokohama, Ltd.	9,000	42,509
The Chiba Kogyo Bank, Ltd. (I)	700	3,794
The Governor & Company of the Bank of
Ireland, ADR	200	1,210
The Hachijuni Bank, Ltd.	3,000	15,608
The Hiroshima Bank, Ltd.	3,000	10,836
The Hokkoku Bank, Ltd.	3,000	11,801
The Hyakugo Bank, Ltd.	2,000	8,352
The Nanto Bank, Ltd.	2,000	8,781
The San-in Godo Bank, Ltd.	2,000	14,115
The Toronto-Dominion Bank (L)	3,107	243,164
The Yachiyo Bank, Ltd.	300	5,857
Tochigi Bank, Ltd.	1,000	3,161
Toho Bank, Ltd.	3,000	8,493
Tomato Bank, Ltd.	1,000	1,746
TOMONY Holdings, Inc.	2,000	7,986
Tompkins Financial Corp.	110	4,145
TowneBank	515	7,210
Trico Bancshares	400	6,160
Trustmark Corp. (L)	900	22,032
TT Hellenic Postbank SA (I)	615	302
Turkiye Garanti Bankasi AS	6,365	25,094
Turkiye Halk Bankasi AS	1,645	12,918
Turkiye Is Bankasi	4,912	13,097
Turkiye Vakiflar Bankasi TAO	5,846	12,199
U.S. Bancorp	11,100	356,976
UMB Financial Corp. (L)	400	20,492
Umpqua Holdings Corp. (L)	2,100	27,636
UniCredit SpA (I)	18,282	69,275
Union Bank of Philippines	1,410	3,351
Union First Market Bankshares Corp.	100	1,445
Unione di Banche Italiane SCPA	4,010	13,162
United Bankshares, Inc. (L)	900	23,292
United Community Banks, Inc. (I)	81	694
United Overseas Bank, Ltd.	4,068	60,453
Univest Corp. of Pennsylvania	200	3,306
Valiant Holding AG (I)	141	15,783
Valley National Bancorp	1,678	17,786
Virginia Commerce Bancorp, Inc. (I)	600	5,058
VTB Bank OJSC, GDR (I)	2,787	9,838
VTB Bank OJSC, GDR (I)	1,125	3,992
Washington Banking Company	400	5,560
Washington Trust Bancorp, Inc.	100	2,438
Webster Financial Corp.	1,300	28,158
Wells Fargo & Company	25,935	867,266
WesBanco, Inc.	400	8,504
West Bancorp, Inc.	488	4,641
West Coast Bancorp (I)	241	4,736
Westamerica Bancorp.	100	4,719
Western Alliance Bancorp (I)	1,400	13,104
Westpac Banking Corp, ADR (L)	1,047	113,924
Westpac Banking Corp.	6,899	150,085
Wilshire Bancorp, Inc. (I)	700	3,836
Wintrust Financial Corp.	500	17,750
Woori Finance Holdings Company, Ltd.	2,440	26,793
Yamagata Bank, Ltd.	1,000	4,260
Yapi ve Kredi Bankasi AS (I)	4,484	9,231
Yes Bank, Ltd.	1,666	10,178
Zions Bancorporation	1,844	35,810

		12,211,330
Consumer Finance - 0.4%
Allied Group, Ltd.	2,000	4,465
American Express Company	4,400	256,124
Capital One Financial Corp.	3,388	185,188
Cash America International, Inc. (L)	300	13,212
Compartamos SAB de CV	12,100	14,159
CompuCredit Holdings Corp. (I)	591	2,139
Credit Acceptance Corp. (I)	300	25,329
Credit Saison Company, Ltd.	800	17,752
DFC Global Corp. (I)	600	11,058
Discover Financial Services	3,500	121,030
Ezcorp, Inc., Class A (I)(L)	500	11,730
First Cash Financial Services, Inc. (I)	300	12,051
International Personal Finance PLC	1,077	4,060
Mahindra & Mahindra Financial Services, Ltd.	237	2,776
Nelnet, Inc., Class A	400	9,200
Provident Financial PLC	814	15,514
Samsung Card Company, Ltd.	400	11,190
Shriram Transport Finance Company, Ltd.	782	7,427
SLM Corp.	4,900	76,979
The First Marblehead Corp. (I)	450	527

The accompanying notes are an integral part of the financial statements.

47

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Consumer Finance (continued)
World Acceptance Corp. (I)	150	$9,870

		811,780
Diversified Financial Services - 1.6%
Aberdeen Asset Management PLC	7,201	29,327
Ackermans & Van Haaren NV	186	14,627
AET&D Holdings No 1, Ltd. (I)	2	0
African Bank Investments, Ltd.	4,735	21,056
AMMB Holdings BHD	7,200	14,300
ASX, Ltd.	754	23,130
Ayala Corp.	500	5,603
Bank of America Corp.	93,112	761,656
BM&F Bovespa SA	10,781	55,019
Bolsa Mexicana de Valores SAB de CV	700	1,379
Bolsas y Mercados Espanoles SA	488	9,823
Bure Equity AB	284	951
Bursa Malaysia BHD	3,900	7,612
CBOE Holdings, Inc.	500	13,840
Citigroup, Inc.	18,901	518,076
CME Group, Inc.	300	80,433
CRISIL, Ltd.	190	3,657
CSI Properties, Ltd	103,682	4,493
Deutsche Boerse AG	686	37,025
FirstRand, Ltd.	14,359	46,531
Fubon Financial Holding Company, Ltd.	18,296	18,470
Gigaset AG (I)	1,047	1,928
Grenkeleasing AG	155	8,548
Hong Kong Exchanges & Clearing, Ltd.	2,700	38,696
IBJ Leasing Company, Ltd.	200	4,992
IG Group Holdings PLC	2,931	22,068
Infrastructure Development
Finance Company, Ltd.	5,962	14,668
ING Groep NV, ADR (I)	13,262	89,476
Inmuebles Carso SAB de CV, Class B1 (I)	5,300	3,997
Interactive Brokers Group, Inc., Class A	400	5,888
IntercontinentalExchange, Inc. (I)	800	108,784
JPMorgan Chase & Company	34,663	1,238,509
JSE, Ltd.	919	8,433
Kardan Nvkardan NV (I)	1,564	922
Kardan Yazamut, Ltd. (I)	65	9
Kotak Mahindra Bank, Ltd.	1,923	20,523
Leucadia National Corp.	2,715	57,748
Life Partners Holdings, Inc.	156	332
London Stock Exchange Group PLC	1,258	19,818
MarketAxess Holdings, Inc.	300	7,992
Meritz Finance Holdings Company (I)	303	639
Moody’s Corp.	1,400	51,170
MSCI, Inc. (I)	1,226	41,709
Mulpha International BHD (I)	40,100	5,194
Mvelaphanda Group, Ltd. (I)	10,184	4,243
NewStar Financial, Inc. (I)	350	4,536
NYSE Euronext	2,100	53,718
Onex Corp.	500	19,414
PHH Corp. (I)(L)	900	15,732
PICO Holdings, Inc. (I)	150	3,362
Pohjola Bank OYJ	1,228	14,341
Power Finance Corp. Ltd.	2,196	7,020
PSG Group, Ltd.	1,178	8,526
Reliance Capital, Ltd.	1,234	8,026
Resource America, Inc.	565	3,605
Rural Electrification Corp. Ltd.	3,171	10,826
Singapore Exchange, Ltd.	3,000	15,060
SNS REAAL NV (I)(L)	1,920	2,619
Sprott Resource Lending Corp.	1,200	1,709
The NASDAQ OMX Group, Inc.	1,600	36,272
TMX Group, Inc.	500	22,788
Washington H Soul Pattinson
& Company, Ltd.	518	7,328

		3,658,176
Insurance - 2.8%
ACE, Ltd.	2,002	148,408
Admiral Group PLC	1,105	20,668
Aegon NV	11,074	51,584
Aflac, Inc.	2,900	123,511
Ageas	14,491	28,704
Alleghany Corp. (I)	304	103,284
Allianz SE	2,147	215,891
Allied World Assurance
Company Holdings, Ltd.	400	31,788
Alterra Capital Holdings, Ltd.	600	14,010
American Equity Investment Life
Holding Company (L)	1,100	12,111
American Financial Group, Inc.	700	27,461
American International Group, Inc. (I)	1,100	35,299
American National Insurance Company	100	7,127
American Safety Insurance Holdings, Ltd. (I)	200	3,750
AMERISAFE, Inc. (I)	200	5,190
Amlin PLC	5,558	30,851
AMP, Ltd.	15,301	60,756
Amtrust Financial Services, Inc. (L)	500	14,855
Aon PLC	1,600	74,848
April Group SA	269	3,823
Arch Capital Group, Ltd. (I)	1,200	47,628
Argo Group International Holdings, Ltd.	500	14,635
Arthur J. Gallagher & Company	820	28,757
Aspen Insurance Holdings, Ltd.	400	11,560
Assicurazioni Generali SpA	4,317	58,584
Assurant, Inc.	800	27,872
Assured Guaranty, Ltd.	2,200	31,020
Aviva PLC	16,892	72,306
AXA SA	6,944	92,940
Axis Capital Holdings, Ltd.	1,400	45,570
Baloise Holding AG	279	18,418
Beazley PLC	2,500	5,397
Berkshire Hathaway, Inc., Class B (I)	4,069	339,070
Brown & Brown, Inc.	1,100	29,997
Cathay Financial Holdings Company, Ltd.	21,194	20,988
Catlin Group, Ltd.	3,445	22,983
Chesnara PLC	1,469	4,027
China Life Insurance Company, Ltd., ADR (L)	1,768	69,818
China Pacific Insurance Group Company, Ltd.,
H Shares	8,174	26,648
China Taiping Insurance
Holdings Company, Ltd. (I)	7,000	11,416
Cincinnati Financial Corp. (L)	1,400	53,298
Citizens, Inc., Class A (I)	300	2,925
Clal Insurance Enterprise Holdings, Ltd.	217	2,111
CNA Financial Corp.	234	6,486
CNO Financial Group, Inc.	4,000	31,200
CNP Assurances	638	7,795
Delta Lloyd NV	234	3,249
Discovery Holdings, Ltd.	3,521	22,450
Donegal Group, Inc.	304	4,037
Dongbu Insurance Company, Ltd.	320	11,811
eHealth, Inc. (I)	200	3,222
EMC Insurance Group, Inc.	260	5,252
Employers Holdings, Inc.	600	10,824
Endurance Specialty Holdings, Ltd.	500	19,160
Enstar Group, Ltd. (I)	200	19,788

The accompanying notes are an integral part of the financial statements.

48

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
Erie Indemnity Company	400	$28,644
Everest Re Group, Ltd.	400	41,396
Fairfax Financial Holdings, Ltd.
(Toronto Exchange)	100	39,597
FBD Holdings PLC	77	785
FBL Financial Group, Inc., Class A	150	4,202
Fidelity National Financial, Inc., Class A	2,134	41,101
First American Financial Corp.	1,400	23,744
Flagstone Reinsurance Holdings SA	1,100	8,811
Fondiaria-SAI SpA (I)(L)	9	973
Genworth Financial, Inc., Class A (I)	5,500	31,130
Global Indemnity PLC (I)	450	9,113
Great-West Lifeco, Inc.	1,000	21,678
Greenlight Capital Re, Ltd., Class A (I)	200	5,084
Grupo Catalana Occidente SA	291	4,148
Hallmark Financial Services, Inc. (I)	500	3,900
Hannover Rueckversicherung AG	349	20,723
Hartford Financial Services Group, Inc.	3,772	66,500
HCC Insurance Holdings, Inc.	900	28,260
Helvetia Patria Holding AG	45	13,600
Hilltop Holdings, Inc. (I)	1,200	12,372
Hiscox, Ltd.	3,171	21,242
Horace Mann Educators Corp.	800	13,984
Hyundai Marine & Fire
Insurance Company, Ltd.	450	11,711
Independence Holding Company	220	2,167
Industrial Alliance Insurance and
Financial Services, Inc.	600	14,421
Insurance Australia Group, Ltd.	10,887	39,014
Intact Financial Corp.	643	40,035
Jardine Lloyd Thompson Group PLC	1,171	12,848
Kemper Corp.	500	15,375
Korea Life Insurance Company, Ltd.	1,640	9,214
Lancashire Holdings, Ltd.	97	1,216
Legal & General Group PLC	44,875	89,978
Liberty Holdings, Ltd.	983	10,440
LIG Insurance Company, Ltd.	440	9,071
Lincoln National Corp. (L)	3,200	69,984
Loews Corp.	1,907	78,015
LPI Capital BHD	400	1,695
Maiden Holdings, Ltd.	1,300	11,284
Mapfre SA	4,256	8,675
Markel Corp. (I)	100	44,170
Marsh & McLennan Companies, Inc.	2,200	70,906
MBIA, Inc. (I)(L)	2,700	29,187
Meadowbrook Insurance Group, Inc.	1,100	9,669
Mediolanum SpA	1,091	3,855
Menorah Mivtachim Holdings, Ltd. (I)	45	266
Mercury General Corp.	300	12,501
Meritz Fire & Marine
Insurance Company, Ltd.	726	7,136
MetLife, Inc.	7,000	215,950
Milano Assicurazioni SpA (I)	1,886	649
MMI Holdings, Ltd.	1,282	2,827
MS&AD Insurance Group Holdings	2,882	50,445
Muenchener Rueckversicherungs AG	597	84,231
National Financial Partners Corp. (I)(L)	300	4,020
National Interstate Corp.	200	5,318
NIB Holdings, Ltd.	7,722	11,819
NKSJ Holdings, Inc.	1,175	25,043
Novae Group PLC	791	4,533
Old Mutual PLC	38,670	92,032
Old Republic International Corp.	1,830	15,171
OneBeacon Insurance Group, Ltd. (L)	300	3,906
PartnerRe, Ltd.	600	45,402
PICC Property & Casualty Company, Ltd.,
H Shares	10,000	11,321
Ping An Insurance Group Company, H Shares	4,500	36,284
Platinum Underwriters Holdings, Ltd. (L)	500	19,050
Powszechny Zaklad Ubezpieczen SA	95	9,547
Presidential Life Corp.	300	2,949
Primerica, Inc.	900	24,057
Principal Financial Group, Inc.	2,900	76,067
ProAssurance Corp.	300	26,727
Protective Life Corp. (L)	900	26,469
Prudential Financial, Inc.	3,000	145,290
Prudential PLC	5,195	120,524
QBE Insurance Group, Ltd.	4,154	57,272
Reinsurance Group of America, Inc.	700	37,247
RenaissanceRe Holdings, Ltd. (L)	400	30,404
Resolution, Ltd.	9,508	29,211
RLI Corp.	200	13,640
RSA Insurance Group PLC	22,134	37,522
Safety Insurance Group, Inc.	200	8,128
Sampo OYJ	2,125	55,239
Samsung Fire & Marine
Insurance Company, Ltd.	185	36,629
Samsung Life Insurance Company, Ltd.	142	11,576
Sanlam, Ltd.	9,196	40,341
Santam, Ltd.	394	7,944
Schweizerische National-Versicherungs-
Gesellschaft AG	182	6,411
SCOR SE	962	23,340
SeaBright Holdings, Inc.	200	1,778
Selective Insurance Group, Inc.	800	13,928
Shin Kong Financial
Holding Company, Ltd. (I)	42,512	12,379
Societa’ Cattolica di Assicurazioni SCRL (I)	134	1,596
St James’s Place PLC	1,876	9,838
StanCorp Financial Group, Inc. (L)	800	29,728
Standard Life PLC	15,556	57,049
State Auto Financial Corp.	900	12,645
Stewart Information Services Corp.	200	3,070
Storebrand ASA (I)	2,971	11,690
Sul America SA	1,729	13,429
Sun Life Financial, Inc. (Toronto
Stock Exchange) (L)	2,263	49,234
Suncorp Group, Ltd.	7,423	61,951
Swiss Life Holding (I)	221	20,855
Swiss Re, Ltd. (I)	1,712	107,553
T&D Holdings, Inc.	3,000	31,996
The Allstate Corp.	3,900	136,851
The Chubb Corp.	1,700	123,794
The Dai-ichi Life Insurance Company, Ltd.	29	33,594
The Hanover Insurance Group, Inc.	500	19,565
The Navigators Group, Inc. (I)	205	10,260
The Phoenix Companies, Inc. (I)	1,100	2,035
The Progressive Corp.	3,094	64,448
The Travelers Companies, Inc.	2,400	153,216
Tokio Marine Holdings, Inc.	3,000	75,432
Topdanmark A/S (I)	73	12,507
Torchmark Corp.	1,000	50,550
Tower Group, Inc.	200	4,174
TrygVesta A/S	177	9,938
Unipol Gruppo Finanziario SpA (I)(L)	88	1,980
Uniqa Versicherungen AG (I)	343	4,651
United Fire Group, Inc.	500	10,665
Universal Insurance Holdings, Inc.	800	2,728
Unum Group	2,220	42,469
Validus Holdings, Ltd.	772	24,727

The accompanying notes are an integral part of the financial statements.

49

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
Vienna Insurance Group AG Wiener
Versicherung Gruppe	255	$10,302
W.R. Berkley Corp.	1,100	42,812
Willis Group Holdings PLC	1,700	62,033
XL Group PLC	2,803	58,975
Zurich Financial Services AG (I)	678	152,970
		6,244,911
Real Estate Management & Development - 0.8%
AFI Development PLC (I)	5,263	2,513
Africa Israel Investments, Ltd. (I)	911	2,674
Agile Property Holdings, Ltd.	8,000	10,434
Alexander & Baldwin, Inc. (I)(L)	400	21,300
Allreal Holding AG (I)	57	8,310
Altisource Portfolio Solutions SA (I)	600	43,938
Asia Standard International Group	20,000	3,086
Atrium European Real Estate, Ltd.	1,193	5,604
Atrium Ljungberg AB, Class B	157	1,860
AV Homes, Inc. (I)	100	1,458
Ayala Land, Inc.	24,800	12,759
Bakrieland Development Tbk PT (I)	550,000	4,111
Bandar Raya Developments BHD	9,200	6,898
BR Malls Participacoes SA	2,600	29,773
Brasil Brokers Participacoes SA	2,200	7,153
Brookfield Asset Management, Inc.	1,300	43,044
Brookfield Office Properties, Inc.	700	12,252
Bukit Sembawang Estates, Ltd.	2,000	7,469
Bumi Serpong Damai PT	40,000	5,059
Bund Center Investment, Ltd. (I)	9,000	1,258
CA Immobilien Anlagen AG (I)	23	230
Capital & Counties Properties PLC	408	1,343
Capital & Regional PLC (I)	1,359	565
Capitaland, Ltd.	15,000	32,381
CapitaMalls Asia, Ltd.	8,000	9,976
Castellum AB	536	6,494
CBRE Group, Inc. (I)	2,500	40,900
Central Pattana PCL	8,400	12,298
Cheung Kong Holdings, Ltd.	7,000	86,501
China Overseas Land & Investment, Ltd.	18,960	44,478
China Resources Land, Ltd.	12,000	24,844
Chong Hong Construction Company	2,120	4,615
City Developments, Ltd.	4,000	35,748
Coastal Greenland, Ltd. (I)	4,000	138
Consolidated-Tomoka Land Company	67	1,928
Country Garden Holdings Company (I)	33,571	13,322
Cyrela Brazil Realty SA	1,800	13,264
Daikyo, Inc.	1,000	2,635
Daito Trust Construction Company, Ltd.	300	28,458
Daiwa House Industry Company, Ltd.	2,000	28,393
Deutsche Wohnen AG	1,346	22,683
Development Securities PLC	1,830	4,053
DLF, Ltd.	2,243	8,043
Evergrande Real Estate Group, Ltd.	25,000	12,924
Fabege AB	1,258	9,877
Far East Consortium International, Ltd.	13,000	2,430
First Capital Realty, Inc.	173	3,118
FirstService Corp. (I)	200	5,595
Forest City Enterprises, Inc., Class A (I)(L)	1,400	20,440
Forestar Group, Inc. (I)(L)	400	5,124
Franshion Properties China, Ltd.	40,000	12,148
GAGFAH SA (I)	1,288	12,289
Glorious Property Holdings, Ltd. (I)	45,000	7,955
Goldcrest Company, Ltd.	170	2,619
Granite Real Estate, Inc.	11	375
Greentown China Holdings, Ltd.	11,500	12,054
Growthpoint Properties, Ltd.	10,399	29,297
Hang Lung Group, Ltd.	6,000	36,978
Hang Lung Properties, Ltd.	9,000	30,636
Heiwa Real Estate Company, Ltd.	3,500	8,186
Helical Bar PLC	514	1,486
Henderson Land Development Company, Ltd.	6,036	33,613
Highwealth Construction Corp.	5,000	7,871
Hopson Development Holdings, Ltd. (I)	6,000	3,597
Housing Development
& Infrastructure, Ltd. (I)	1,200	1,891
Huaku Development Company, Ltd.	3,273	7,966
Hufvudstaden AB, Class A (L)	503	5,398
Hulic Company, Ltd.	1,800	9,638
Hung Poo Real Estate Development Corp.	5,499	4,616
Hysan Development Company, Ltd.	3,000	11,411
Iguatemi Empresa de Shopping Centers SA	178	3,678
Iida Home Max	400	3,621
Indiabulls Real Estate, Ltd.	4,034	4,482
IVG Immobilien AG (I)(L)	1,471	2,924
JHSF Participacoes SA	2,000	5,975
Jones Lang LaSalle, Inc.	500	35,185
K Wah International Holdings, Ltd.	17,000	6,690
Kenedix, Inc. (I)	48	6,957
Kennedy-Wilson Holdings, Inc.	800	11,208
Kerry Properties, Ltd.	3,000	12,777
KLCC Property Holdings BHD	7,300	10,691
Kungsleden AB	1,328	6,747
Kuoyang Construction Company, Ltd. (I)	13,000	5,386
KWG Property Holding, Ltd.	14,500	9,224
Land & Houses PCL	33,200	8,027
Lend Lease Corp.	3,480	25,831
Leopalace21 Corp. (I)	1,200	4,037
Lippo Karawaci Tbk PT	62,500	5,339
Longfor Properties Company, Ltd.	5,053	7,924
LPS Brasil Consultoria de Imoveis SA	500	8,340
Midland Holdings, Ltd.	10,000	4,889
Mingfa Group International Company, Ltd.	16,000	4,246
Mitsubishi Estate Company, Ltd.	4,000	71,756
Mitsui Fudosan Company, Ltd.	4,000	77,595
Mobimo Holding AG (I)	62	14,321
Multiplan Empreendimentos Imobiliarios SA	279	6,829
New World Development Company, Ltd.	18,036	21,269
Parque Arauco Saparque Arauco SA	801	1,424
Peet, Ltd.	3,526	2,428
Poly Hong Kong Investment, Ltd. (I)	11,000	5,995
Prelios SpA (I)	2,380	382
Preuksa Real Estate PCL	8,900	4,400
PSP Swiss Property AG (I)	76	6,705
Quintain Estates & Development PLC (I)	3,488	2,076
Radium Life Tech Company, Ltd.	2,550	1,831
Renhe Commercial
Holdings Company, Ltd. (I)	56,000	2,295
Resilient Property Income Fund, Ltd.	206	1,084
Ruentex Development Company, Ltd.	1,390	2,147
Savills PLC	2,183	11,964
Sentul City Tbk PT (I)	105,000	2,608
Servcorp, Ltd.	1,145	3,107
Shenzhen Investment, Ltd.	44,000	10,483
Shui On Land, Ltd.	12,847	5,248
Sino Land Company, Ltd.	20,474	31,025
Sino-Ocean Land Holdings, Ltd.	31,596	15,856
Sinolink Worldwide Holdings, Ltd. (I)	58,000	3,774
SM Development Corp.	8,910	1,302
SM Prime Holdings, Ltd.	23,500	7,312
Sobha Developers, Ltd.	1,142	7,001

The accompanying notes are an integral part of the financial statements.

50

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Real Estate Management & Development (continued)
Soho China, Ltd.	15,000	$11,526
St. Modwen Properties PLC	1,033	2,726
Sumitomo Realty &
Development Company, Ltd.	1,000	24,605
Summarecon Agung Tbk PT	24,500	4,256
Sun Hung Kai Properties, Ltd.	6,202	73,554
Tag Immobilien AG	734	6,897
Technopolis PLC	1,351	5,547
Tejon Ranch Company (I)(L)	338	9,674
The Howard Hughes Corp. (I)	105	6,472
The St. Joe Company (I)(L)	1,000	15,810
Tian An China Investment, Ltd.	12,000	6,593
Tokyo Rakutenchi Company, Ltd.	1,000	3,867
Tokyo Tatemono Company, Ltd. (I)	3,000	11,294
Tokyu Land Corp.	3,000	14,892
UEM Land Holdings BHD (I)	2,800	1,846
Unite Group PLC (I)	371	1,123
Unitech, Ltd. (I)	9,169	3,647
United Industrial Corp, Ltd.	5,000	10,146
Vukile Property Fund, Ltd.	2,185	4,543
Wharf Holdings, Ltd.	7,000	38,963
Wheelock and Company, Ltd.	5,000	18,901
Wihlborgs Fastigheter AB	722	9,722
Wing Tai Holdings, Ltd.	4,000	4,230
Yanlord Land Group, Ltd. (I)	7,000	6,861
Yuexiu Property Company, Ltd.	62,949	15,534

		1,783,399
Thrifts & Mortgage Finance - 0.2%
Astoria Financial Corp.	500	4,900
Bank Mutual Corp.	1,200	5,292
BankFinancial Corp.	300	2,259
BankUnited, Inc.	267	6,296
Beneficial Mutual Bancorp, Inc. (I)	423	3,650
Berkshire Hill Bancorp, Inc.	256	5,632
BofI Holding, Inc. (I)	300	5,928
Brookline Bancorp, Inc.	900	7,965
Capitol Federal Financial, Inc.	1,137	13,508
Clifton Savings Bancorp, Inc.	500	5,205
Dime Community Bancshares	400	5,316
ESSA Bancorp, Inc.	200	2,160
Federal Agricultural Mortgage Corp., Class C	300	7,869
First Financial Holdings, Inc.	100	1,072
First Financial Northwest, Inc. (I)	500	4,060
Flushing Financial Corp.	655	8,928
Home Federal Bancorp, Inc.	200	2,100
Hudson City Bancorp, Inc.	5,200	33,124
Kearny Financial Corp.	500	4,845
LIC Housing Finance, Ltd.	3,411	16,418
Meridian Interstate Bancorp, Inc. (I)	400	5,568
MGIC Investment Corp. (I)(L)	1,700	4,896
New York Community Bancorp, Inc.	4,152	52,025
Northfield Bancorp, Inc.	300	4,263
Northwest Bancshares, Inc.	1,225	14,345
OceanFirst Financial Corp.	200	2,872
Ocwen Financial Corp. (I)	1,300	24,414
Oritani Financial Corp.	735	10,577
People’s United Financial, Inc.	3,363	39,044
Provident Financial Services, Inc.	400	6,140
Provident New York Bancorp	800	6,072
Radian Group, Inc. (L)	2,100	6,909
Rockville Financial, Inc.	303	3,506
Roma Financial Corp.	200	1,704
Territorial Bancorp, Inc.	200	4,554
TFS Financial Corp. (I)	1,900	18,145
Tree.com, Inc. (I)	20	229
TrustCo Bank Corp.	1,600	8,736
ViewPoint Financial Group	420	6,569
Washington Federal, Inc.	1,000	16,890
Waterstone Financial, Inc. (I)	200	760
Westfield Financial, Inc.	400	2,920

		387,665

		28,345,299
Health Care - 6.5%
Biotechnology - 0.7%
Acorda Therapeutics, Inc. (I)	400	9,424
Actelion, Ltd.	514	21,111
Active Biotech AB (I)	427	2,382
Affymax, Inc. (I)(L)	500	6,440
Alexion Pharmaceuticals, Inc. (I)	800	79,440
Alkermes PLC (I)	1,000	16,970
Alnylam Pharmaceuticals, Inc. (I)(L)	400	4,668
AMAG Pharmaceuticals, Inc. (I)	300	4,620
Amgen, Inc.	4,405	321,741
Amicus Therapeutics, Inc. (I)	400	2,200
Arena Pharmaceuticals, Inc. (I)(L)	600	5,988
Ariad Pharmaceuticals, Inc. (I)(L)	2,200	37,862
Arqule, Inc. (I)	600	3,558
Basilea Pharmaceutica (I)	119	5,631
Bavarian Nordic A/S (I)	450	3,810
Biogen Idec, Inc. (I)	1,008	145,535
BioMarin Pharmaceutical, Inc. (I)(L)	1,000	39,580
BioMimetic Therapeutics, Inc. (I)	600	1,578
Biotest AG	64	3,191
Cangene Corp. (I)	400	558
Celgene Corp. (I)	1,757	112,729
Cepheid, Inc. (I)(L)	451	20,182
CSL, Ltd.	1,507	61,121
Cubist Pharmaceuticals, Inc. (I)	600	22,746
Emergent Biosolutions, Inc. (I)	500	7,575
Enzon Pharmaceuticals, Inc. (I)	700	4,809
Galapagos NV (I)	188	2,954
Genmab A/S (I)	380	3,790
Genomic Health, Inc. (I)(L)	500	16,700
Genus PLC	575	11,186
Gilead Sciences, Inc. (I)	2,900	148,712
Grifols SA (I)	1,108	28,104
GTx, Inc. (I)	600	2,118
Idenix Pharmaceuticals, Inc. (I)(L)	400	4,120
Immunomedics, Inc. (I)	900	3,213
Incyte Corp. (I)	1,300	29,510
Intercell AG (I)	488	1,199
Maxygen, Inc. (I)	300	1,788
Medivation, Inc. (I)	200	18,280
Medivir AB (I)	250	2,398
Momenta Pharmaceuticals, Inc. (I)	600	8,112
Myriad Genetics, Inc. (I)	1,200	28,524
Myriad Pharmaceuticals, Inc. (I)	250	653
Neurocrine Biosciences, Inc. (I)	1,600	12,656
OncoGenex Pharmaceuticals, Inc. (I)	100	1,344
Oncolytics Biotech, Inc. (I)	900	2,979
Onyx Pharmaceuticals, Inc. (I)	400	26,580
Osiris Therapeutics, Inc. (I)(L)	500	5,485
PDL BioPharma, Inc. (L)	1,900	12,597
Progenics Pharmaceuticals, Inc. (I)	200	1,956
Regeneron Pharmaceuticals, Inc. (I)(L)	700	79,954
Rigel Pharmaceuticals, Inc. (I)	800	7,440
RNL BIO Company, Ltd. (I)	920	3,133

The accompanying notes are an integral part of the financial statements.

51

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Biotechnology (continued)
Sangamo Biosciences, Inc. (I)	700	$3,864
Seattle Genetics, Inc. (I)(L)	800	20,312
Sino Biopharmaceutical	20,000	7,248
Spectrum Pharmaceuticals, Inc. (I)(L)	1,100	17,116
Swedish Orphan Biovitrum AB (I)	35	119
Synta Pharmaceuticals Corp. (I)	300	1,641
Theravance, Inc. (I)	191	4,244
ThromboGenics NV (I)	334	9,023
United Therapeutics Corp. (I)	300	14,814
Vertex Pharmaceuticals, Inc. (I)	1,000	55,920
Vical, Inc. (I)	900	3,240
Zeltia SA (I)	2,108	3,442

		1,551,917
Health Care Equipment & Supplies - 1.0%
Abaxis, Inc. (I)(L)	200	7,400
ABIOMED, Inc. (I)(L)	200	4,564
Accuray, Inc. (I)	1,095	7,490
Alere, Inc. (I)	800	15,552
Align Technology, Inc. (I)	1,000	33,460
Analogic Corp.	200	12,400
AngioDynamics, Inc. (I)	200	2,402
Anika Therapeutics, Inc. (I)	500	6,795
Ansell, Ltd.	679	9,217
Arthrocare Corp. (I)	300	8,784
Baxter International, Inc.	2,300	122,245
Becton, Dickinson and Company	996	74,451
BioMerieux SA	114	9,374
Biosensors International Group, Ltd. (I)	6,000	5,427
Blackmores, Ltd.	69	1,856
Boston Scientific Corp. (I)	12,401	70,314
C.R. Bard, Inc. (L)	800	85,952
Cantel Medical Corp.	300	8,175
CareFusion Corp. (I)	1,882	48,330
Cie Generale d’Optique
Essilor International SA	776	72,086
Cochlear, Ltd.	319	21,605
Coloplast A/S	88	15,816
Conceptus, Inc. (I)	500	9,910
CONMED Corp.	200	5,534
Covidien PLC	2,571	137,549
CryoLife, Inc. (I)	300	1,569
Cutera, Inc. (I)	300	2,159
Cyberonics, Inc. (I)	200	8,988
DENTSPLY International, Inc. (L)	1,400	52,934
DiaSorin SpA	185	5,396
Edwards Lifesciences Corp. (I)	600	61,980
Elekta AB, Series B	501	22,848
Exactech, Inc. (I)	100	1,677
Gen-Probe, Inc. (I)	300	24,660
Getinge AB, Series B	1,295	32,091
Given Imaging, Ltd. (I)	15	238
GN Store Nord A/S	2,000	24,204
Greatbatch, Inc. (I)	300	6,813
Haemonetics Corp. (I)(L)	200	14,822
Hill-Rom Holdings, Inc.	500	15,425
Hogy Medical Company, Ltd.	100	4,569
Hologic, Inc. (I)	2,200	39,688
ICU Medical, Inc. (I)(L)	200	10,676
IDEXX Laboratories, Inc. (I)	500	48,065
Integra LifeSciences Holdings Corp. (I)	300	11,154
Intuitive Surgical, Inc. (I)	400	221,516
IRIS International, Inc. (I)	300	3,390
Jeol, Ltd.	1,000	2,494
Masimo Corp. (I)	200	4,476
Medical Action Industries, Inc. (I)	500	1,740
Medtronic, Inc.	5,744	222,465
Merit Medical Systems, Inc. (I)	375	5,179
Mingyuan Medicare
Development Company, Ltd. (I)	40,000	838
Natus Medical, Inc. (I)	500	5,810
Neogen Corp. (I)(L)	250	11,550
Nihon Kohden Corp.	400	12,180
Nipro Corp.	800	5,050
Nissui Pharmaceutical Company, Ltd.	300	2,917
Nobel Biocare Holding AG (I)	1,134	11,724
NuVasive, Inc. (I)	500	12,680
Olympus Corp. (I)	1,000	16,219
OraSure Technologies, Inc. (I)	600	6,744
Orthofix International NV (I)	100	4,125
Palomar Medical Technologies, Inc. (I)	500	4,250
Quidel Corp. (I)(L)	400	6,272
ResMed, Inc. (I)(L)	1,200	37,440
RTI Biologics, Inc. (I)	1,400	5,264
Sirona Dental Systems, Inc. (I)	400	18,004
Smith & Nephew PLC, ADR (L)	902	45,091
Sonova Holding AG (I)	320	30,879
Sorin SpA (I)	818	1,779
Spectranetics Corp. (I)	700	7,994
St. Jude Medical, Inc.	1,390	55,475
STERIS Corp. (L)	544	17,065
Straumann Holding AG	53	7,784
Stryker Corp.	1,625	89,538
SurModics, Inc. (I)	200	3,460
Symmetry Medical, Inc. (I)	400	3,432
Teleflex, Inc.	400	24,364
Terumo Corp.	500	20,542
The Cooper Companies, Inc.	500	39,880
Thoratec Corp. (I)	500	16,790
Top Glove Corp. BHD	5,200	8,509
Tornier BV (I)	400	8,968
Varian Medical Systems, Inc. (I)	700	42,539
West Pharmaceutical Services, Inc.	200	10,098
William Demant Holdings A/S (I)	107	9,616
Wright Medical Group, Inc. (I)(L)	600	12,810
Young Innovations, Inc.	100	3,449
Ypsomed Holding AG (I)	2	108
Zimmer Holdings, Inc. (L)	1,800	115,848

		2,384,989
Health Care Providers & Services - 1.2%
Aetna, Inc.	2,100	81,417
Air Methods Corp. (I)(L)	300	29,475
Alliance HealthCare Services, Inc. (I)	200	200
Almost Family, Inc. (I)	100	2,234
Amedisys, Inc. (I)	500	6,225
AMERIGROUP Corp. (I)(L)	500	32,955
AmerisourceBergen Corp.	1,500	59,025
Amil Participacoes SA	800	8,006
AMN Healthcare Services, Inc. (I)	400	2,372
Amplifon SpA	619	2,899
Amsurg Corp. (I)	500	14,990
Apollo Hospitals Enterprise, Ltd.	1,126	12,480
Assisted Living Concepts, Inc.	320	4,550
Assura Group, Ltd.	5,036	2,251
Bio-Reference Labs, Inc. (I)	400	10,512
BioScrip, Inc. (I)	700	5,201
Brookdale Senior Living, Inc. (I)	1,400	24,836
Capital Senior Living Corp. (I)	800	8,480
Cardinal Health, Inc.	1,865	78,330

The accompanying notes are an integral part of the financial statements.

52

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Health Care Providers & Services (continued)
Catalyst Health Solutions, Inc. (I)	400	$37,376
Celesio AG	622	10,157
Centene Corp. (I)	812	24,490
Chemed Corp.	200	12,088
Cigna Corp.	1,500	66,000
CML Healthcare, Inc.	327	3,083
Community Health Systems, Inc. (I)	1,000	28,030
Corvel Corp. (I)	200	9,800
Coventry Health Care, Inc.	1,100	34,969
Cross Country Healthcare, Inc. (I)	500	2,185
DaVita, Inc. (I)	700	68,747
Diagnostic & Therapeutic Center of
Athens Hygeia SA (I)	2,326	525
Diagnosticos da America SA	2,500	16,443
Emeritus Corp. (I)(L)	200	3,366
Express Scripts Holding Company (I)	4,691	261,899
Fleury SA	200	2,539
Fresenius Medical Care AG &
Company KGaA (L)	445	31,413
Fresenius SE & Company KGaA	522	54,129
Galenica Holding AG	30	19,079
Gentiva Health Services, Inc. (I)(L)	400	2,772
HCA Holdings, Inc.	1,700	51,731
Health Management
Associates, Inc., Class A (I)	2,700	21,195
Health Net, Inc. (I)	1,100	26,697
HealthSouth Corp. (I)(L)	600	13,956
Healthways, Inc. (I)	600	4,788
Henry Schein, Inc. (I)(L)	800	62,792
HMS Holdings Corp. (I)(L)	900	29,979
Humana, Inc.	900	69,696
IPC The Hospitalist Company, Inc. (I)	200	9,064
Kindred Healthcare, Inc. (I)(L)	741	7,284
Korian	384	5,830
Laboratory Corp. of America Holdings (I)(L)	600	55,566
Landauer, Inc.	100	5,733
LHC Group, Inc. (I)	200	3,392
Life Healthcare Group Holdings, Ltd. (I)	3,407	12,985
LifePoint Hospitals, Inc. (I)	500	20,490
Lincare Holdings, Inc.	950	32,319
Magellan Health Services, Inc. (I)	300	13,599
McKesson Corp.	1,200	112,500
Medcath Corp. (I)	500	3,735
Medi-Clinic Corp., Ltd.	1,496	6,856
Medica SA	35	558
Mediceo Holdings Company, Ltd.	800	11,319
Mediq NV	324	3,986
MEDNAX, Inc. (I)	499	34,201
Metropolitan Health Networks, Inc. (I)	66	632
Miraca Holdings, Inc.	300	12,474
MModal, Inc. (I)	432	5,607
Molina Healthcare, Inc. (I)(L)	900	21,114
MWI Veterinary Supply, Inc. (I)	200	20,554
National Healthcare Corp.	100	4,523
Netcare, Ltd.	1,489	2,915
Odontoprev SA	1,800	9,141
Omnicare, Inc.	900	28,107
Oriola-KD OYJ	3,601	8,856
Orpea SA	163	5,622
Owens & Minor, Inc. (L)	350	10,721
Patterson Companies, Inc.	900	31,023
PDI, Inc. (I)	300	2,472
Pharmaniaga BHD	150	481
PharMerica Corp. (I)	600	6,552
Primary Health Care, Ltd.	5,118	15,517
PSS World Medical, Inc. (I)(L)	300	6,297
Quest Diagnostics, Inc.	1,400	83,860
Ramsay Health Care, Ltd.	719	16,701
Rhoen Klinikum AG	1,133	25,092
Ship Healthcare Holdings, Inc.	500	12,037
Sinopharm Group Company, Ltd., H Shares	1,600	4,430
Skilled Healthcare Group, Inc. (I)(L)	300	1,884
Sonic Healthcare, Ltd.	1,778	23,187
Southern Cross Healthcare, Ltd. (I)	1,847	181
Sun Healthcare Group, Inc. (I)	300	2,511
Sunrise Senior Living, Inc. (I)(L)	300	2,187
Suzuken Company, Ltd.	400	13,491
Team Health Holdings, Inc. (I)	600	14,454
Tenet Healthcare Corp. (I)	3,200	16,768
The Ensign Group, Inc.	200	5,654
The Providence Service Corp. (I)	500	6,855
Toho Holdings Company, Ltd.	300	6,087
Triple-S Management Corp., Class B (I)(L)	400	7,312
United Drug PLC	3,962	10,395
UnitedHealth Group, Inc.	5,506	322,101
Universal American Corp. (I)	700	7,371
Universal Health Services, Inc., Class B	800	34,528
VCA Antech, Inc. (I)	900	19,782
Vital KSK Holdings, Inc.	1,200	11,283
WellCare Health Plans, Inc. (I)	800	42,400
WellPoint, Inc.	1,916	122,222

		2,701,160
Health Care Technology - 0.1%
AGFA Gevaert NV (I)	387	0
AGFA Gevaert NV (European Exchange) (I)	1,552	2,539
Allscripts Healthcare Solutions, Inc. (I)	1,400	15,302
athenahealth, Inc. (I)(L)	400	31,668
Catamaran Corp. (I)	200	19,862
Cerner Corp. (I)	600	49,596
MedAssets, Inc. (I)	700	9,415
Medidata Solutions, Inc. (I)	300	9,801
Merge Healthcare, Inc. (I)	726	2,076
Omnicell, Inc. (I)	600	8,784
Quality Systems, Inc. (L)	500	13,755

		162,798
Life Sciences Tools & Services - 0.3%
Affymetrix, Inc. (I)(L)	1,200	5,628
Agilent Technologies, Inc.	1,500	58,860
Bachem Holding AG (I)	51	1,827
Bio-Rad Laboratories, Inc., Class A (I)	300	30,003
Bruker Corp. (I)	1,400	18,634
BTG PLC (I)	3,898	24,921
Charles River
Laboratories International, Inc. (I)	500	16,380
Covance, Inc. (I)(L)	500	23,925
Enzo Biochem, Inc. (I)	1,000	1,670
EPS Company, Ltd.	2	5,468
eResearch Technology, Inc. (I)	800	6,392
Evotec AG (I)	1,151	3,111
Furiex Pharmaceuticals, Inc. (I)	125	2,619
Gerresheimer AG (I)	197	9,278
Illumina, Inc. (I)(L)	800	32,312
Life Technologies Corp. (I)	1,500	67,485
Lonza Group AG (I)	368	15,324
Luminex Corp. (I)(L)	500	12,245
Mettler-Toledo International, Inc. (I)(L)	300	46,755
Morphosys AG (I)	113	2,520
Nordion, Inc.	900	8,433

The accompanying notes are an integral part of the financial statements.

53

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Life Sciences Tools & Services (continued)
PAREXEL International Corp. (I)	600	$16,938
PerkinElmer, Inc.	1,200	30,960
QIAGEN NV (I)	1,198	20,005
Siegfried Holding AG (I)	58	6,905
Tecan Group AG (I)	62	4,282
Techne Corp.	225	16,695
Thermo Fisher Scientific, Inc.	2,411	125,155
Waters Corp. (I)	600	47,682

		662,412
Pharmaceuticals - 3.2%
Abbott Laboratories	6,794	438,009
Acino Holding AG (I)	47	5,451
Acrux, Ltd. (I)	1,766	7,651
Adcock Ingram Holdings, Ltd.	882	6,495
Alapis Holding Industrial and Commercial SA
of Pharmaceutical (I)	234	12
Allergan, Inc. (L)	1,100	101,827
Aspen Pharmacare Holdings, Ltd. (I)	2,184	33,706
Astellas Pharma, Inc.	1,300	56,784
AstraZeneca PLC, ADR	4,672	209,072
Bayer AG	2,535	182,795
Bristol-Myers Squibb Company	7,175	257,941
Cardiome Pharma Corp. (I)	300	133
China Chemical &
Pharmaceutical Company, Ltd.	1,000	608
China Medical System Holdings, Ltd.	2,000	876
China Pharmaceutical Group, Ltd. (I)	14,000	3,535
China Shineway Pharmaceutical Group, Ltd.	5,000	7,251
Chugai Pharmaceutical Company, Ltd. (L)	300	5,680
Daiichi Sankyo Company, Ltd.	2,300	38,725
Dainippon Sumitomo Pharma Company, Ltd.	1,000	10,200
Dechra Pharmaceuticals PLC	545	4,149
Depomed, Inc. (I)	1,200	6,828
Dong-A Pharmaceutical Company, Ltd.	45	3,304
Dr. Reddy’s Laboratories, Ltd., ADR	384	11,397
EGIS Pharmaceuticals PLC	22	1,428
Eisai Company, Ltd.	600	26,342
Elan Corp. PLC, ADR (I)	1,912	27,896
Eli Lilly & Company	4,400	188,804
Endo Pharmaceuticals Holdings, Inc. (I)	1,100	34,078
Faes Farma SA	488	756
Forest Laboratories, Inc. (I)	2,400	83,976
Genomma Lab Internacional SA de CV (I)	3,800	7,506
GlaxoSmithKline Pharmaceuticals, Ltd.	235	8,539
GlaxoSmithKline PLC, ADR	8,208	374,039
Glenmark Pharmaceuticals, Ltd.	334	2,178
Green Cross Holdings Corp.	480	6,084
H. Lundbeck A/S	487	10,033
Hanmi Holdings Company, Ltd. (I)	25	83
Hanmi Pharm Company, Ltd. (I)	17	988
Hi-Tech Pharmacal Company, Inc. (I)	200	6,480
Hisamitsu Pharmaceutical Company, Inc.	300	14,776
Hospira, Inc. (I)(L)	1,400	48,972
Impax Laboratories, Inc. (I)	700	14,189
Ipsen SA	190	4,714
Jazz Pharmaceuticals PLC (I)	401	18,049
Johnson & Johnson	11,335	765,793
Jubilant Life Sciences, Ltd.	59	172
Kaken Pharmaceutical Company, Ltd.	1,000	14,003
Kissei Pharmaceutical Company, Ltd.	500	8,911
Kyowa Hakko Kogyo Company, Ltd.	2,000	20,549
Laboratorios Almirall SA (I)	494	3,553
Lannett Company, Inc. (I)	600	2,544
LG Life Sciences, Ltd. (I)	173	5,197
Lupin, Ltd.	519	5,089
Meda AB	1,953	18,641
Medicis Pharmaceutical Corp., Class A	300	10,245
Merck & Company, Inc.	15,905	664,034
Merck KGaA	311	31,035
Mitsubishi Tanabe Pharma Corp.	600	8,621
Mylan, Inc. (I)	4,400	94,028
Nippon Shinyaku Company, Ltd.	1,000	12,554
Novartis AG	1,146	63,924
Novartis AG, ADR	8,175	456,983
Novo Nordisk A/S, ADR (L)	1,422	206,673
Obagi Medical Products, Inc. (I)	300	4,581
Ono Pharmaceutical Company, Ltd.	400	25,160
Orion OYJ, Series A	170	3,231
Orion OYJ, Series B	460	8,726
Otsuka Holdings Company, Ltd.	300	9,192
Pain Therapeutics, Inc. (I)	900	4,221
Par Pharmaceutical Companies, Inc. (I)	300	10,842
Perrigo Company	400	47,172
Pfizer, Inc.	37,424	860,752
Pharmaxis, Ltd. (I)	8,412	8,864
Piramal Healthcare, Ltd.	482	4,571
Questcor Pharmaceuticals, Inc. (I)(L)	900	47,916
Ranbaxy Laboratories, Ltd. (I)	764	6,739
Recordati SpA	1,275	9,072
Richter Gedeon Nyrt	89	14,680
Roche Holdings AG	2,022	349,053
Roche Holdings AG (SIX Swiss Exchange)	72	12,972
Rohto Pharmaceutical Company, Ltd.	1,000	12,863
Salix Pharmaceuticals, Ltd. (I)	1,000	54,440
Sanofi, ADR	8,388	316,899
Santarus, Inc. (I)	1,300	9,217
Santen Pharmaceutical Company, Ltd.	400	16,405
Sawai Pharmaceutical Company, Ltd.	200	21,545
Seikagaku Corp.	100	980
Shionogi & Company, Ltd.	1,500	20,398
Shire PLC, ADR	715	61,769
Sihuan Pharmaceutical Holdings Group, Ltd.	4,000	1,466
Stada Arzneimittel AG	532	16,229
Strides Arcolab, Ltd.	487	6,508
Sun Pharmaceutical Industries, Ltd.	1,755	19,971
Takeda Pharmaceutical Company, Ltd.	2,300	104,373
Teva Pharmaceutical Industries, Ltd., ADR	3,826	150,897
The Medicines Company (I)	400	9,176
Transcept Pharmaceuticals, Inc. (I)	253	1,569
Tsumura & Company, Ltd.	400	10,585
UCB SA	475	23,969
United Laboratories, Ltd.	7,500	3,129
Valeant Pharmaceuticals International, Inc.
(Toronto Exchange) (I)	1,246	55,808
Vectura Group PLC (I)	4,498	5,414
ViroPharma, Inc. (I)(L)	1,000	23,700
Vivus, Inc. (I)	720	20,549
Warner Chilcott PLC, Class A (I)	1,500	26,880
Watson Pharmaceuticals, Inc. (I)	1,300	96,187
Wockhardt, Ltd. (I)	291	4,832
Yuhan Corp.	106	12,375

		7,200,765

		14,664,041
Industrials - 9.2%
Aerospace & Defense - 1.1%
AAR Corp.	700	9,436
Aerovironment, Inc. (I)	300	7,893

The accompanying notes are an integral part of the financial statements.

54

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Aerospace & Defense (continued)
Alliant Techsystems, Inc.	400	$20,228
American Science & Engineering, Inc.	100	5,645
AviChina Industry & Technology
Company, Ltd., H Shares	8,000	2,672
BAE Systems PLC	16,678	75,474
BE Aerospace, Inc. (I)	820	35,801
Bombardier, Inc.	4,300	16,979
CAE, Inc.	1,009	9,802
Ceradyne, Inc.	400	10,260
Chemring Group PLC	1,365	5,876
Cobham PLC	7,963	29,002
Cubic Corp. (L)	300	14,424
Curtiss-Wright Corp.	600	18,630
DigitalGlobe, Inc. (I)	500	7,580
Ducommun, Inc. (I)	100	981
Elbit Systems, Ltd.	100	3,460
Embraer SA, ADR	850	22,551
Esterline Technologies Corp. (I)	200	12,470
European Aeronautic Defence &
Space Company NV	2,088	74,046
Exelis, Inc.	1,113	10,974
Finmeccanica SpA (I)(L)	3,480	14,073
GenCorp, Inc. (I)	500	3,255
General Dynamics Corp.	1,565	103,227
GeoEye, Inc. (I)(L)	400	6,192
Goodrich Corp.	1,400	177,660
HEICO Corp. (L)	125	4,940
HEICO Corp., Class A	250	8,065
Hexcel Corp. (I)	1,000	25,790
Honeywell International, Inc.	2,898	161,824
Huntington Ingalls Industries, Inc. (I)	466	18,752
L-3 Communications Holdings, Inc.	1,100	81,411
LMI Aerospace, Inc. (I)	200	3,476
Lockheed Martin Corp.	1,100	95,788
Meggitt PLC	5,021	30,449
MTU Aero Engines Holding AG	206	15,125
National Presto Industries, Inc.	100	6,977
Northrop Grumman Corp.	1,200	76,548
Orbital Sciences Corp., Class A (I)	900	11,628
Precision Castparts Corp.	633	104,122
Qinetiq PLC	11,015	27,130
Raytheon Company	2,100	118,839
Rockwell Collins, Inc. (L)	865	42,688
Rolls-Royce Holdings PLC	13,341	179,982
Saab AB	662	11,263
Safran SA	698	25,908
Singapore Technologies Engineering, Ltd.	6,000	14,807
Spirit Aerosystems Holdings, Inc., Class A (I)	1,400	33,362
Taser International, Inc. (I)	400	2,096
Teledyne Technologies, Inc. (I)	300	18,495
Textron, Inc. (L)	3,000	74,610
Thales SA	402	13,303
The Boeing Company	2,800	208,040
TransDigm Group, Inc. (I)	300	40,290
Triumph Group, Inc.	400	22,508
Ultra Electronics Holdings PLC	436	10,854
United Technologies Corp.	4,000	302,120
Zodiac Aerospace	501	50,978

		2,540,759
Air Freight & Logistics - 0.3%
Air Transport Services Group, Inc. (I)	1,300	6,760
Atlas Air Worldwide Holdings, Inc. (I)	400	17,404
C.H. Robinson Worldwide, Inc.	763	44,658
Deutsche Post AG	5,331	94,418
Expeditors International
of Washington, Inc. (L)	1,400	54,250
FedEx Corp.	1,430	131,002
Forward Air Corp.	100	3,227
Freightways, Ltd.	3,835	11,685
Hanjin Transportation Company, Ltd.	140	2,318
Hub Group, Inc., Class A (I)	300	10,860
Hyundai Glovis Company, Ltd.	48	9,229
Kerry TJ Logistics Company, Ltd.	4,000	4,418
Kintetsu World Express, Inc.	100	3,202
Pacer International, Inc. (I)	200	1,084
Panalpina Welttransport Holding AG	103	9,244
Park-Ohio Holdings Corp. (I)	300	5,709
PostNL NV	1,857	7,689
Shenzhen International Holdings, Ltd.	45,000	2,776
Shibusawa Warehouse Company, Ltd.	1,000	2,932
Sinotrans, Ltd., H Shares	11,000	1,796
TNT Express NV	1,760	20,588
Toll Holdings, Ltd.	3,609	14,819
United Parcel Service, Inc., Class B	2,777	218,717
UTi Worldwide, Inc.	1,000	14,610
Wincanton PLC (I)	620	399
Yamato Transport Company, Ltd.	2,400	38,641

		732,435
Airlines - 0.2%
Air China, Ltd., H Shares	4,000	2,371
Air France KLM (I)(L)	1,136	5,424
Alaska Air Group, Inc. (I)	700	25,130
All Nippon Airways Company, Ltd.	3,000	8,508
Asiana Airlines, Inc. (I)	1,080	7,059
Cathay Pacific Airways, Ltd.	8,000	12,961
China Airlines, Ltd.	24,511	11,045
China Eastern Airlines Corp., Ltd.,
H Shares (I)	6,000	1,928
China Southern Airlines Company, Ltd.,
H Shares	10,000	4,446
Delta Air Lines, Inc. (I)	5,500	60,225
Deutsche Lufthansa AG	1,546	17,895
EasyJet PLC	2,043	17,032
EVA Airways Corp.	13,112	7,995
Gol Linhas Aereas
Inteligentes SA, ADR (I)(L)	900	3,969
Hawaiian Holdings, Inc. (I)	1,000	6,510
International Consolidated
Airlines Group SA (I)	7,304	18,356
JetBlue Airways Corp. (I)(L)	3,231	17,124
Korean Air Lines Company, Ltd. (I)	130	5,749
Lan Airlines SA, ADR	200	5,220
Latam Airlines Group SA (I)	1,170	30,524
Malaysian Airline System BHD (I)	8,000	2,760
Norwegian Air Shuttle ASA (I)	300	5,465
Qantas Airways, Ltd. (I)	5,035	5,581
Singapore Airlines, Ltd.	3,000	24,662
SkyWest, Inc.	400	2,612
Southwest Airlines Company	6,509	60,013
Thai Airways International PCL (I)	6,600	4,489
Turk Hava Yollari (I)	3,051	5,381
United Continental Holdings, Inc. (I)(L)	3,094	75,277
US Airways Group, Inc. (I)	1,010	13,463
Virgin Australia Holdings, Ltd. (I)	16,061	6,480
Virgin Australia Holdings, Ltd. (I)	16,061	82

		475,736

The accompanying notes are an integral part of the financial statements.

55

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Auto Components - 0.0%
Rieter Holding AG	46	$6,840
Semperit AG Holding	67	2,448
Westport Innovations, Inc. (I)	500	18,363

		27,651
Building Products - 0.3%
AAON, Inc.	450	8,483
American Woodmark Corp.	100	1,710
AO Smith Corp.	450	22,001
Apogee Enterprises, Inc.	400	6,428
Armstrong World Industries, Inc. (L)	800	39,328
Asahi Glass Company, Ltd.	5,000	33,654
Assa Abloy AB, Series B	2,028	56,709
Belimo Holding AG	4	6,937
Builders FirstSource, Inc. (I)	300	1,422
Bunka Shutter Company, Ltd.	2,000	8,641
Cie de Saint-Gobain	1,580	58,467
Daikin Industries, Ltd.	600	16,847
Fortune Brands Home & Security, Inc. (I)	2,100	46,767
Geberit AG (I)	153	30,180
Gibraltar Industries, Inc. (I)	200	2,076
Griffon Corp.	653	5,603
GWA International, Ltd.	1,367	2,957
Hills Industries, Ltd.	1,154	1,253
Insteel Industries, Inc. (L)	380	4,237
Lennox International, Inc. (L)	400	18,652
LG Hausys, Ltd.	28	1,613
Lindab International AB	600	3,706
LIXIL Group Corp.	1,600	33,849
Masco Corp.	3,500	48,545
Nibe Industrier AB	654	8,936
Nippon Sheet Glass Company, Ltd.	11,000	12,154
Nitto Boseki Company, Ltd.	2,000	6,248
Owens Corning, Inc. (I)	1,320	37,673
Quanex Building Products Corp.	500	8,940
Rockwool International A/S	100	9,224
Sankyo-Tateyama Holdings, Inc.	2,000	3,228
Sanwa Shutter Corp.	2,000	8,677
Simpson Manufacturing Company, Inc.	400	11,804
Sintex Industries, Ltd.	1,509	1,681
Systemair AB	211	2,231
Takara Standard Company, Ltd.	1,000	7,721
Takasago Thermal Engineering Company, Ltd.	1,000	7,778
TOTO, Ltd.	2,000	14,936
Trex Company, Inc. (I)	300	9,027
Universal Forest Products, Inc. (L)	300	11,694
USG Corp. (I)(L)	1,400	26,670
Wienerberger AG	1,142	10,742
Zehnder Group AG	185	11,052

		670,481
Commercial Services & Supplies - 0.7%
3M India, Ltd. (I)	25	1,755
ABM Industries, Inc.	600	11,736
ACCO Brands Corp. (I)(L)	1,612	16,668
Aggreko PLC	1,315	42,776
American Reprographics Company (I)	900	4,527
Asset Acceptance Capital Corp. (I)	200	1,360
Avery Dennison Corp. (L)	800	21,872
Babcock International Group PLC	1,783	23,858
Blue Label Telecoms, Ltd.	3,672	2,691
Brambles, Ltd.	5,274	33,451
Cabcharge Australia, Ltd.	479	2,458
Casella Waste Systems, Inc., Class A (I)	200	1,170
Cenveo, Inc. (I)(L)	1,600	3,088
China Everbright International, Ltd.	16,000	7,598
Cintas Corp.	1,168	45,096
Clean Harbors, Inc. (I)	493	27,815
Consolidated Graphics, Inc. (I)	200	5,810
Copart, Inc. (I)	1,400	33,166
Corrections Corp. of America	862	25,386
Courier Corp.	200	2,650
Covanta Holding Corp.	1,384	23,736
Dai Nippon Printing Company, Ltd.	4,000	31,319
Daiseki Company, Ltd.	500	8,690
Davis Service Group PLC	1,296	10,169
De La Rue PLC	1,136	18,054
Deluxe Corp. (L)	400	9,976
Downer EDI, Ltd. (I)	1,628	5,249
Duskin Company, Ltd.	600	11,431
Edenred	625	17,735
Encore Capital Group, Inc. (I)	200	5,924
EnergySolutions, Inc. (I)	1,900	3,211
Ennis, Inc.	200	3,076
Fuel Tech, Inc. (I)	500	2,440
G&K Services, Inc., Class A	200	6,238
G4S PLC	6,767	29,594
Garda World Security Corp. (I)	200	1,640
Gategroup Holding AG (I)	136	3,859
GL Events SA	168	3,159
Gunnebo AB	1,340	5,534
Healthcare Services Group, Inc. (L)	701	13,585
Herman Miller, Inc.	400	7,408
HNI Corp.	600	15,450
Homeserve PLC	3,340	8,170
Horizon North Logistics, Inc.	240	1,370
InnerWorkings, Inc. (I)	1,000	13,530
Interface, Inc. (L)	800	10,904
Intersections, Inc.	206	3,265
Intrum Justitia AB	459	6,685
Iron Mountain, Inc. (L)	1,407	46,375
K-Green Trust	1,400	1,102
Kimball International, Inc., Class B	200	1,540
Knoll, Inc.	200	2,684
Kokuyo Company, Ltd.	500	3,727
Koza Anadolu Metal Madencilik
Isletmeleri AS (I)	6,160	13,239
Lassila & Tikanoja OYJ (I)	363	4,304
Loomis AB	512	6,322
McGrath RentCorp (L)	200	5,300
Metalico, Inc. (I)	1,100	2,420
Mine Safety Appliances Company (L)	400	16,096
Mitie Group PLC	2,329	9,503
Mitsubishi Pencil Company, Ltd.	200	3,462
Mobile Mini, Inc. (I)(L)	200	2,880
Moshi Moshi Hotline, Inc.	400	4,117
Multi-Color Corp.	100	2,224
Mvelaserve, Ltd.	2,549	3,397
Nissha Printing Company, Ltd. (I)	300	3,364
NL Industries, Inc.	400	4,988
Orell Fuessli Holding AG	57	5,856
PayPoint PLC	1,027	11,333
Penauille Polyservices SA	416	1,008
Pitney Bowes, Inc. (L)	1,400	20,958
Portfolio Recovery Associates, Inc. (I)	200	18,252
Programmed Maintenance Services, Ltd.	3,918	9,779
Progressive Waste Solutions, Ltd.	233	4,408
Prosegur Cia de Seguridad SA	240	12,302
R.R. Donnelley & Sons Company (L)	1,800	21,186
Regus PLC	6,222	8,771

The accompanying notes are an integral part of the financial statements.

56

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Commercial Services & Supplies (continued)
Rentokil Initial PLC	15,959	$18,476
Republic Services, Inc.	3,305	87,450
Ritchie Brothers Auctioneers, Inc.	700	15,002
Rollins, Inc.	950	21,252
RPS Group PLC	1,673	5,478
S1 Corp.	180	9,052
Schawk, Inc., Class A	500	6,350
Seche Environnement SA	29	754
Secom Company, Ltd.	500	22,952
Securitas AB, Series B	2,105	16,376
Serco Group PLC	2,550	21,441
Shanks Group PLC	2,270	2,728
Societe BIC SA	122	12,604
Sohgo Security Services Company, Ltd.	1,000	13,544
Spotless Group, Ltd.	5,512	14,433
Standard Parking Corp. (I)	200	4,304
Steelcase, Inc., Class A (L)	1,200	10,836
Stericycle, Inc. (I)(L)	500	45,835
Sykes Enterprises, Inc. (I)	600	9,576
Taiwan Secom Company, Ltd.	4,000	8,699
Team, Inc. (I)	400	12,472
Tetra Tech, Inc. (I)	800	20,864
The Brink’s Company	300	6,954
The Geo Group, Inc. (I)	620	14,086
Tomra Systems ASA	800	6,792
Toppan Forms Company, Ltd.	800	6,830
Toppan Printing Company, Ltd.	3,000	20,055
Transcontinental, Inc.	500	4,562
Transfield Services, Ltd.	6,866	12,884
Transpacific Industries Group, Ltd. (I)	6,167	4,627
UniFirst Corp.	200	12,750
United Stationers, Inc. (L)	400	10,780
US Ecology, Inc.	100	1,774
Valid Solucoes e Servicos de Seguranca em
Meios de Pagamento e Identificacao SA	220	3,286
Viad Corp.	400	8,000
Waste Connections, Inc.	1,350	40,392
Waste Management, Inc. (L)	2,333	77,922
WHK Group, Ltd.	5,300	4,568

		1,463,969
Construction & Engineering - 0.7%
Abengoa SA (L)	391	5,196
ACS Actividades de Construccion
y Servicios SA (L)	813	17,429
AECOM Technology Corp. (I)	900	14,805
Aecon Group, Inc.	1,200	13,908
Aegion Corp. (I)	700	12,523
Arcadis NV (L)	353	7,711
Astaldi SpA	400	2,544
Aveng, Ltd.	2,595	11,388
Balfour Beatty PLC	4,923	23,060
Bauer AG	199	4,746
Besalco SA	5,468	9,718
Bilfinger Berger SE	293	23,877
Bird Construction, Inc.	600	8,392
Boart Longyear, Ltd.	4,209	12,554
Bouygues SA	1,092	29,427
Cardno, Ltd.	828	6,447
Carillion PLC	3,896	16,871
China Communications Construction
Company, Ltd., H Shares	21,787	19,330
China Railway Construction Corp., H Shares	13,500	11,358
China Railway Group, Ltd., H Shares	23,000	9,718
China State Construction
International Holdings, Ltd.	1,600	1,521
Chugai Ro Company, Ltd.	1,000	3,087
Chung Hsin Electric &
Machinery Manufacturing Corp.	1,000	567
Churchill Corp.	400	4,715
Comfort Systems USA, Inc. (L)	400	4,008
COMSYS Holdings Corp.	1,200	14,097
Cosco International Holdings, Ltd.	22,427	8,666
CTCI Corp.	6,000	11,210
Daelim Industrial Company, Ltd.	115	9,200
Doosan Heavy Industries and
Construction Company, Ltd.	275	13,954
Dycom Industries, Inc. (I)	500	9,305
Eiffage SA	234	7,587
Ellaktor SA (I)	2,313	3,224
EMCOR Group, Inc.	600	16,692
Empresas ICA SAB de CV (I)	8,100	14,209
Ferrovial SA	2,357	26,575
FLSmidth & Company A/S, B Shares	389	21,331
Fluor Corp.	1,100	54,274
Fomento de Construcciones
y Contratas SA (L)	377	4,820
Furmanite Corp. (I)	344	1,672
Galliford Try PLC	1,829	18,182
Gammon India, Ltd.	1,883	1,505
Gamuda BHD	12,700	14,037
GEK Group of Companies SA (I)	925	1,068
GMR Infrastructure, Ltd. (I)	11,509	5,183
Granite Construction, Inc. (L)	500	13,055
Great Lakes Dredge & Dock Corp.	800	5,696
Grontmij (I)	859	2,772
Group Five, Ltd.	927	2,581
GS Engineering & Construction Corp.	209	14,117
Halla Engineering & Construction Corp.	260	2,303
Heijmans NV	103	803
Hindustan Construction Company, Ltd. (I)	4,756	1,765
HKC Holdings, Ltd.	27,770	1,027
Hochtief AG (I)	251	12,156
Hyundai Development Company	490	10,453
Hyundai Engineering &
Construction Company, Ltd.	310	17,823
IJM Corp. BHD	6,200	9,845
Implenia AG (I)	111	3,494
Impregilo SpA (L)	4,555	19,470
Impulsora del Desarrollo y El Empleo en
America Latina SAB de CV (I)	13,100	22,096
Imtech NV	448	10,689
Interchina Holdings Company (I)	15,000	927
IVRCL Infrastructures & Projects, Ltd.	6,650	6,320
Jacobs Engineering Group, Inc. (I)	1,300	49,218
JGC Corp.	1,000	28,943
Kajima Corp.	5,000	14,670
Kandenko Company, Ltd.	1,000	4,715
KBR, Inc.	1,500	37,065
Keller Group PLC	325	1,843
KEPCO Engineering &
Construction Company, Inc.	50	3,608
Kier Group PLC	213	4,202
Kinden Corp.	1,000	6,565
Koninklijke BAM Groep NV	2,400	6,767
Koninklijke Boskalis Westinster NV	422	13,926
Kumho Industrial Company, Ltd. (I)	33	177
Kyowa Exeo Corp.	1,000	10,182
Lanco Infratech, Ltd. (I)	6,722	1,824

The accompanying notes are an integral part of the financial statements.

57

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Construction & Engineering (continued)
Larsen & Toubro, Ltd.	474	$11,955
Layne Christensen Company (I)	400	8,276
Leighton Holdings, Ltd.	671	11,311
Macmahon Holdings, Ltd.	4,908	2,921
Maeda Road Construction Company, Ltd.	1,000	12,548
MasTec, Inc. (I)	1,000	15,040
Metallurgical Corp. of China, Ltd.,
H Shares (I)	3,000	644
Michael Baker Corp. (I)	100	2,609
Michaniki SA (I)	2,623	539
Mirait Holdings Corp.	1,000	7,139
Monadelphous Group, Ltd.	333	7,532
Morgan Sindall PLC	210	1,960
Mota Engil SGPS SA	444	578
Murray & Roberts Holdings, Ltd. (I)	4,035	12,199
MYR Group, Inc. (I)	300	5,118
Nagarjuna Construction Company, Ltd.	1,391	1,138
Nippo Corp.	1,000	11,097
Nishimatsu Construction Company, Ltd.	2,000	3,849
Northwest Pipe Company (I)	200	4,852
NRW Holdings, Ltd.	518	1,624
Obayashi Corp.	4,000	17,527
Obrascon Huarte Lain SA	200	4,140
Orascom Construction Industries	393	15,907
Orion Marine Group, Inc. (I)	300	2,088
Outotec OYJ	215	9,860
Penta-Ocean Construction Company, Ltd. (L)	3,500	9,716
PER Aarsleff A/S	90	6,180
Pike Electric Corp. (I)	500	3,860
Polimex-Mostostal SA	26	6
Polnord SA	395	1,799
Promotora y Operadora de Infraestructura
SAB de CV (I)	1,642	7,729
Punj Lloyd, Ltd.	1,401	1,236
Quanta Services, Inc. (I)	1,800	43,326
Raubex Group, Ltd.	1,042	1,706
Sacyr Vallehermoso SA (I)	297	552
Samsung Engineering Company, Ltd.	129	20,475
Sanki Engineering Company, Ltd.	2,000	10,925
Severfield Rowen PLC	2,280	5,512
Shikun & Binui, Ltd.	842	1,182
Shimizu Corp.	3,000	10,413
Skanska AB, Series B	2,340	35,888
SNC-Lavalin Group, Inc.	700	26,223
Sterling Construction Company, Inc. (I)	300	3,066
Strabag SE	153	3,509
Sweco AB	449	4,730
Taisei Corp.	9,000	24,110
The Shaw Group, Inc. (I)	535	14,611
Toda Corp.	3,000	9,361
Toyo Engineering Corp.	1,000	4,344
Tutor Perini Corp. (I)	700	8,869
United Engineers, Ltd.	2,000	3,475
United Group, Ltd.	1,131	14,444
URS Corp.	1,000	34,880
Veidekke ASA	501	3,578
Vianini Lavori SpA	357	1,330
Vinci SA	1,259	58,925
Wilson Bayly Holmes-Ovcon, Ltd.	416	6,586
YIT OYJ	616	10,515
Yokogawa Bridge Corp.	1,000	6,793
Yongnam Holdings, Ltd.	43,000	7,840

		1,452,933
Electrical Equipment - 0.6%
ABB, Ltd. (I)	7,279	118,795
ABB, Ltd.	467	6,748
Acuity Brands, Inc. (L)	500	25,455
Alstom SA (L)	788	25,029
AMETEK, Inc.	1,162	57,995
AZZ, Inc.	200	12,252
Belden, Inc.	400	13,340
Bharat Heavy Electricals, Ltd.	2,195	9,195
Brady Corp., Class A	700	19,257
China High Speed Transmission Equipment
Group Company, Ltd.	5,000	1,568
Cooper Industries PLC	1,300	88,634
Crompton Greaves, Ltd.	1,545	3,380
Emerson Electric Company	3,256	151,664
Encore Wire Corp.	500	13,390
EnerSys, Inc. (I)	900	31,563
Franklin Electric Company, Inc.	200	10,226
FSP Technology, Inc.	6,079	5,799
Fujikura, Ltd.	4,000	11,954
Furukawa Electric Company, Ltd.	4,000	9,477
Futaba Corp.	600	9,402
Gamesa Corporacion Tecnologica SA	1,673	3,008
Generac Holdings, Inc.	700	16,842
General Cable Corp. (I)	500	12,970
Gintech Energy Corp. (I)	5,301	6,434
GrafTech International, Ltd. (I)	1,700	16,405
Harbin Power Equipment Company, Ltd.,
H Shares	6,000	4,867
Hubbell, Inc., Class B	600	46,764
Huber & Suhner AG	13	534
II-VI, Inc. (I)(L)	250	4,168
Johnson Electric Holdings, Ltd.	11,000	6,690
Legrand SA, ADR	852	28,977
LS Cable, Ltd.	188	14,174
LS Industrial Systems Company, Ltd.	164	9,348
LSI Industries, Inc.	300	2,136
Mabuchi Motor Company, Ltd.	200	7,970
Mersen	322	8,072
Mitsubishi Electric Corp.	6,000	50,007
Neo-Neon Holdings, Ltd.	10,000	1,373
Nexans SA	196	7,609
Nidec Corp.	400	30,334
Nippon Carbon Company, Ltd.	1,000	2,457
Nippon Signal Company, Ltd.	800	5,212
Nitto Kogyo Corp.	100	1,701
Nordex AG (I)	111	418
Ormat Industries, Ltd.	811	4,047
Polypore International, Inc. (I)(L)	500	20,195
Powell Industries, Inc. (I)	100	3,736
Powercom Company, Ltd.	5,350	2,695
Prysmian SpA	1,626	24,321
Regal-Beloit Corp.	400	24,904
Rockwell Automation, Inc. (L)	900	59,454
Roper Industries, Inc.	1,000	98,580
Saft Groupe SA	395	9,474
Schneider Electric SA	1,537	85,640
SGL Carbon SE (L)	292	11,423
Somfy SA	32	5,904
Sumitomo Electric Industries, Ltd.	3,500	43,515
SWCC Showa Holdings Company, Ltd.	6,000	5,443
Taihan Electric Wire Company, Ltd. (I)	484	1,282
The Babcock & Wilcox Company (I)	1,200	29,400
Toyo Tanso Company, Ltd.	200	6,284
Ushio, Inc.	700	8,655
Vacon OYJ	122	5,220

The accompanying notes are an integral part of the financial statements.

58

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Electrical Equipment (continued)
Vestas Wind Systems A/S (I)(L)	992	$5,486
Vicor Corp.	200	1,388
Walsin Lihwa Corp.	39,000	10,941
XP Power, Ltd.	131	2,369
Zhuzhou CSR Times Electric Company, Ltd.,
H Shares	4,000	11,014
Zumtobel AG	627	6,487

		1,401,450
Electronic Equipment, Instruments & Components - 0.0%
Rotork PLC	289	8,928
Household Durables - 0.0%
AFG Arbonia-Forster Holding AG (I)	54	979
Industrial Conglomerates - 1.3%
3M Company	2,900	259,840
Aditya Birla Nuvo, Ltd.	491	7,184
Alfa SAB de CV	1,800	28,768
Bakrie & Brothers Tbk PT (I)	1,496,000	7,964
Barloworld, Ltd.	2,065	20,491
Beijing Enterprises Holdings, Ltd.	4,000	24,143
Berjaya Corp. BHD (Kuala Lumpur Exchange)	16,100	3,989
Bidvest Group, Ltd.	1,357	30,324
Carlisle Companies, Inc.	800	42,416
Chongqing Machinery & Electric
Company, Ltd., H Shares	4,000	543
CIR-Compagnie Industriali Riunite SpA	2,773	2,733
Citic Pacific, Ltd.	6,000	9,145
CJ Corp.	119	8,316
Clal Industries & Investments, Ltd.	576	1,690
Cookson Group PLC	3,162	29,283
CSR, Ltd.	6,720	9,674
Daetwyler Holding AG	23	1,637
Danaher Corp.	3,200	166,656
DCC PLC	645	14,945
Dogan Sirketler Grubu Holdings AS (I)	10,683	4,747
Doosan Corp.	85	9,677
Empresas Copec SA	1,573	23,230
Enka Insaat ve Sanayi AS	2,091	5,624
Far Eastern New Century Corp.	12,222	13,020
Fraser and Neave, Ltd.	4,000	22,292
General Electric Company	59,060	1,230,810
Grupo Carso SAB de CV	5,200	16,926
Hankyu Hanshin Holdings, Inc.	5,000	25,249
Hutchison Whampoa, Ltd.	9,000	77,840
Ihlas Holding AS (I)	8,301	5,340
Indus Holding AG	334	9,173
Jaiprakash Associates, Ltd.	3,873	5,161
Katakura Industries Company, Ltd.	700	6,270
Keihan Electric Railway Company, Ltd.	3,000	14,315
Keppel Corp., Ltd.	3,700	30,318
KOC Holdings AS	4,299	16,426
Koninklijke Philips Electronics NV	4,947	97,820
LG Corp.	343	16,657
Malaysian Resources Corp. BHD	19,050	10,580
MAX India, Ltd. (I)	1,717	5,916
NWS Holdings, Ltd.	9,672	14,058
Orion Corp.	21	17,432
Orkla ASA	5,410	39,268
Raven Industries, Inc.	300	20,877
Reunert, Ltd.	873	7,278
Rheinmetall AG	298	14,605
Samsung Techwin Company, Ltd.	171	11,670
SembCorp Industries, Ltd.	4,000	16,353
Shanghai Industrial Holdings, Ltd.	4,000	10,622
Siemens AG	306	25,722
Siemens AG, ADR	2,736	230,016
Sime Darby BHD	9,700	30,275
SK Holdings Company, Ltd.	178	20,890
SM Investments Corp.	1,060	18,425
Smiths Group PLC	2,069	32,932
Sonae	3,327	1,738
Standex International Corp.	100	4,257
Tyco International, Ltd.	2,529	133,658

		2,967,208
Machinery - 1.9%
Aalberts Industries NV	535	8,330
Actuant Corp., Class A	900	24,444
AG Growth International, Inc.	87	3,135
AGCO Corp. (I)	1,100	50,303
Aida Engineering, Ltd.	1,000	6,284
Alamo Group, Inc.	400	12,548
Albany International Corp., Class A	400	7,484
Alfa Laval AB	1,396	23,988
Altra Holdings, Inc.	300	4,734
American Railcar Industries, Inc. (I)	400	10,840
Ampco-Pittsburgh Corp.	100	1,833
Andritz AG	368	18,945
Ashok Leyland, Ltd.	3,312	1,494
Atlas Copco AB, Series A	1,661	35,863
Atlas Copco AB, Series B	1,113	21,280
ATS Automation Tooling Systems, Inc. (I)	1,702	15,614
Bando Chemical Industries, Ltd.	1,000	3,784
Barnes Group, Inc.	700	17,003
Beijer Alma AB	96	1,614
Blount International, Inc. (I)	500	7,325
Bobst Group AG (I)	236	6,502
Bodycote PLC	1,394	7,321
Bradken, Ltd.	1,082	5,815
Briggs & Stratton Corp.	400	6,996
Bucher Industries AG	51	8,172
Burckhardt Compression Holding AG	20	5,134
Cargotec Corp. OYJ	270	6,240
Cascade Corp.	100	4,705
Caterpillar, Inc.	3,200	271,712
Changsha Zoomlion Heavy Industry Science
and Technology Development Company,
H Shares	4,200	5,397
Chart Industries, Inc. (I)	600	41,256
China Automation Group, Ltd.	13,000	3,108
China National Materials Company, Ltd.,
H Shares	11,000	3,423
CIRCOR International, Inc. (L)	300	10,227
CLARCOR, Inc.	565	27,210
CNH Global NV (I)(L)	619	24,054
Colfax Corp. (I)(L)	773	21,312
Columbus McKinnon Corp. (I)(L)	500	7,545
Concentric AB	1,200	8,968
Conzzeta Holding AG	4	7,424
Cosco Corp. Singapore, Ltd.	10,000	7,849
Crane Company	400	14,552
CSR Corp., Ltd., H Shares	6,000	4,703
Cummins, Inc.	808	78,303
Daifuku Company, Ltd.	1,500	9,432
Danieli & C Officine Meccaniche SpA	270	5,649
Deere & Company	1,900	153,653
Deutz AG (I)	380	1,932
Donaldson Company, Inc.	600	20,022
Doosan Infracore Company, Ltd. (I)	830	13,500

The accompanying notes are an integral part of the financial statements.

59

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Machinery (continued)
Dover Corp.	1,800	$96,498
Dynamic Materials Corp.	100	1,733
Eaton Corp.	2,000	79,260
Ebara Corp.	4,000	15,491
EnPro Industries, Inc. (I)(L)	300	11,211
ESCO Technologies, Inc.	400	14,576
Faiveley Transport	97	5,168
FANUC Corp.	600	98,578
Federal Signal Corp. (I)	1,100	6,424
Fenner PLC	3,040	17,307
Fiat Industrial SpA	3,942	38,846
First Tractor Company, H Shares (I)	10,000	8,047
Flowserve Corp. (L)	700	80,325
FreightCar America, Inc.	100	2,297
Fujitec Company, Ltd.	1,000	6,388
Furukawa Company, Ltd. (I)	3,000	2,690
Gardner Denver, Inc.	500	26,455
GEA Group AG	875	23,233
Georg Fischer AG (I)	30	10,379
Gildemeister AG	397	6,252
Glory, Ltd.	500	10,398
Graco, Inc.	600	27,648
Graham Corp.	300	5,586
Greenbrier Companies, Inc. (I)	300	5,274
Haldex AB	1,200	5,398
Hanjin Heavy Industries &
Construction Company, Ltd. (I)	414	5,164
Hanjin Heavy Industries & Construction
Holdings Company, Ltd.	120	758
Harsco Corp.	1,100	22,418
Heidelberger Druckmaschinen AG (I)(L)	2,635	3,672
Hexpol AB	75	2,553
Hitachi Construction
Machinery Company, Ltd. (L)	400	7,530
Hitachi Tool Engineering, Ltd.	400	3,766
Hitachi Zosen Corp.	7,500	9,174
Hyundai Heavy Industries Company, Ltd.	170	38,742
Hyundai Mipo Dockyard Company, Ltd.	82	8,575
IDEX Corp.	500	19,490
IHI Corp.	9,000	19,208
Illinois Tool Works, Inc.	2,300	121,647
IMI PLC	2,326	30,358
Ingersoll-Rand PLC	2,200	92,796
Interpump SpA	762	5,805
Invensys PLC	5,363	18,720
Iochpe-Maxion SA	800	9,320
Iseki & Company, Ltd.	3,000	7,704
ITT Corp. (L)	800	14,080
Jain Irrigation Systems, Ltd.	1,975	2,969
Jain Irrigation Systems, Ltd., DVR (I)	98	69
Jaya Holdings, Ltd. (I)	8,000	3,775
John Bean Technologies Corp.	343	4,655
Joy Global, Inc.	617	35,002
JTEKT Corp.	1,000	10,329
Juki Corp.	1,000	1,680
Kadant, Inc. (I)	100	2,345
Kawasaki Heavy Industries, Ltd.	7,000	19,152
Kaydon Corp.	500	10,695
KCI Konecranes OYJ	207	5,470
Kennametal, Inc.	574	19,028
Kitz Corp.	1,000	4,268
Komatsu, Ltd.	2,900	69,507
Komori Corp.	700	4,884
Kone OYJ	614	37,181
Krones AG	110	5,542
Kubota Corp.	3,000	27,686
KUKA AG (I)	423	9,513
Kurita Water Industries, Ltd.	700	16,185
LB Foster Company	200	5,722
Lincoln Electric Holdings, Inc.	800	35,032
Lindsay Corp.	200	12,980
Lonking Holdings, Ltd.	24,000	5,795
Lupatech SA (I)	100	191
Lydall, Inc. (I)	600	8,112
Makino Milling Machine Company, Ltd.	1,000	6,092
Makita Corp.	400	14,063
MAN SE	326	33,318
Meidensha Corp.	2,000	7,540
Melrose PLC	2,514	14,708
Meritor, Inc. (I)	1,100	5,742
Met-Pro Corp.	200	1,842
Metka SA	436	3,793
Metso OYJ	922	31,922
Meyer Burger Technology AG (I)	313	4,861
Middleby Corp. (I)	200	19,922
Miller Industries, Inc.	300	4,779
Minebea Company, Ltd.	2,000	7,935
Mitsubishi Heavy Industries, Ltd.	11,000	44,666
Mitsuboshi Belting Company, Ltd.	1,000	4,752
Morgan Crucible Company PLC	2,337	10,213
Mori Seiki Company, Ltd.	400	3,473
Mueller Industries, Inc.	395	16,823
Mueller Water Products, Inc.	1,800	6,228
Nabtesco Corp.	400	8,894
NACCO Industries, Inc., Class A	100	11,625
Nachi-Fujikoshi Corp.	1,000	4,241
Navistar International Corp. (I)	400	11,348
NGK Insulators, Ltd.	1,000	11,037
Nippon Thompson Company, Ltd.	1,000	4,765
Nitto Kohki Company, Ltd.	300	6,149
NKT Holding A/S	153	4,978
Nordson Corp.	600	30,774
Noritake Company, Ltd.	1,000	2,616
NTN Corp.	3,000	9,421
Omega Flex, Inc. (I)	100	1,191
OSG Corp.	400	5,753
Oshkosh Corp. (I)	900	18,855
Otto Marine, Ltd. (I)	21,000	1,525
PACCAR, Inc. (L)	1,456	57,061
Pall Corp. (L)	900	49,329
Parker Hannifin Corp.	900	69,192
Pentair, Inc.	800	30,624
Pfeiffer Vacuum Technology AG	50	5,089
PMFG, Inc. (I)	100	781
Rational AG	25	5,960
Robbins & Myers, Inc.	468	19,572
Ryobi, Ltd.	1,000	3,204
Samsung Heavy Industries Company, Ltd.	740	24,515
Sandvik AB	2,650	34,117
Sauer-Danfoss, Inc.	300	10,479
Scania AB, Series B	1,474	25,310
Schindler Holding AG - REG	88	9,923
Schweiter Technologies AG (I)	26	13,018
SembCorp Marine, Ltd.	2,000	7,636
Senior PLC	2,247	6,612
Shima Seiki Manufacturing, Ltd.	400	6,259
Sinotruk Hong Kong, Ltd.	3,000	1,801
Sintokogio, Ltd.	600	6,021
SKF AB, B Shares	2,021	39,983
SMC Corp.	200	34,615

The accompanying notes are an integral part of the financial statements.

60

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Machinery (continued)
Snap-on, Inc.	500	$31,125
Spirax-Sarco Engineering PLC	456	14,209
SPX Corp.	600	39,192
Stanley Black & Decker, Inc.	1,656	106,580
STX Corp.	484	4,191
STX Engine Company, Ltd.	440	4,058
STX Shipbuilding Company, Ltd.	430	3,987
Sulzer AG	175	20,747
Sumitomo Heavy Industries, Ltd.	4,000	17,960
Swisslog Holding AG (I)	5,374	5,105
Tecumseh Products Company, Class A (I)	100	505
Tennant Company	100	3,995
Terex Corp. (I)	1,500	26,745
The Gorman-Rupp Company	373	11,115
The Japan Steel Works, Ltd.	2,000	11,038
The Manitowoc Company, Inc. (L)	1,600	18,720
The Toro Company	400	29,316
The Weir Group PLC	1,008	24,312
THK Company, Ltd.	600	11,365
Timken Company	1,100	50,369
Titan International, Inc.	525	12,878
Torishima Pump Manufacturing Company, Ltd.	200	2,005
Toromont Industries, Ltd.	500	10,780
Trelleborg AB, Series B	939	8,677
Trimas Corp. (I)	500	10,050
Trinity Industries, Inc.	1,000	24,980
Tsubakimoto Chain Company, Ltd.	1,000	5,800
Unaxis Holding AG (I)	1,126	9,353
Union Tool Company, Ltd.	100	1,510
United Tractors Tbk PT	5,053	11,633
Vallourec SA	550	22,574
Valmont Industries, Inc.	200	24,194
Volvo AB, Series A	2,331	26,911
Volvo AB, Series B	5,895	67,531
Vossloh AG	56	4,716
Wabtec Corp.	600	46,806
Wacker Neuson SE	190	2,511
Wartsila OYJ	1,392	45,758
Watts Water Technologies, Inc., Class A	600	20,004
Weg SA	1,400	13,585
Weichai Power Company, Ltd., H Shares (I)	1,000	3,999
Woodward, Inc.	900	35,496
Xylem, Inc.	1,692	42,588
Yangzijiang Shipbuilding Holdings, Ltd.	14,000	11,233
Zardoya Otis SA	1,218	13,554

		4,224,375
Marine - 0.1%
A P Moller Maersk A/S, Series A	6	39,485
China COSCO Holdings Company, Ltd.,
H Shares (I)	18,500	8,292
China Shipping Development Company, Ltd.,
H Shares	10,000	4,730
Companhia Sudamericana de Vapores SA (I)	7,688	917
D/S Norden A/S	64	1,699
DFDS A/S	36	1,723
Genco Shipping & Trading, Ltd. (I)	600	1,830
Golden Ocean Group, Ltd. (L)	4,000	2,622
Grindrod, Ltd.	3,074	5,078
Hanjin Shipping Company, Ltd. (I)	826	10,729
Hanjin Shipping Holdings Company, Ltd. (I)	98	519
Hyundai Merchant Marine Company, Ltd. (I)	144	3,176
Iino Kaiun Kaisha, Ltd.	1,300	6,198
International Shipholding Corp.	200	3,772
Kawasaki Kisen Kaisha, Ltd. (I)(L)	5,000	9,897
Kirby Corp. (I)	600	28,248
Korea Line Corp. (I)	33	206
Kuehne & Nagel International AG	166	17,570
Malaysian Bulk Carriers BHD	1,700	855
Mermaid Marine Australia, Ltd.	601	1,746
MISC BHD	6,240	9,091
Mitsui O.S.K. Lines, Ltd.	7,000	25,215
Neptune Orient Lines, Ltd. (I)	7,000	6,179
Nippon Yusen Kabushiki Kaisha	11,000	29,214
Orient Overseas International, Ltd.	1,500	7,360
Pacific Basin Shipping, Ltd.	14,000	5,996
Shun Tak Holdings, Ltd.	16,500	5,735
Sinotrans Shipping, Ltd.	15,500	3,644
STX Pan Ocean Company, Ltd.	870	3,478
Trada Maritime Tbk PT	99,000	9,209
Trencor, Ltd.	1,264	7,880
U-Ming Marine Transport Corp.	4,000	6,383
Wan Hai Lines, Ltd.	8,820	4,362
Wilh Wilhelmsen Holding ASA, Class A	150	3,665

		276,703
Professional Services - 0.4%
Acacia Research Corp. (I)	313	11,656
Adcorp Holdings, Ltd.	858	2,850
Adecco SA (I)	866	38,538
AF AB	518	10,040
Barrett Business Services, Inc.	312	6,596
Brunel International NV	211	8,373
Bureau Veritas SA	188	16,711
Campbell Brothers, Ltd.	646	36,191
Capita PLC	2,953	30,365
CBIZ, Inc. (I)	900	5,346
CDI Corp.	200	3,280
CRA International, Inc. (I)	300	4,407
Dun & Bradstreet Corp.	500	35,585
Equifax, Inc.	1,200	55,920
Experian PLC	5,311	75,024
Exponent, Inc. (I)	200	10,566
FTI Consulting, Inc. (I)	400	11,500
GP Strategies Corp. (I)	499	9,217
Hays PLC	14,281	16,505
Heidrick & Struggles International, Inc.	300	5,250
Hill International, Inc. (I)	800	2,560
Hudson Global, Inc. (I)	200	834
Huron Consulting Group, Inc. (I)	300	9,495
ICF International, Inc. (I)	200	4,768
IHS, Inc., Class A (I)(L)	500	53,865
Insperity, Inc.	300	8,115
Intertek Group PLC	908	38,161
Kelly Services, Inc., Class A (L)	400	5,164
Kforce, Inc. (I)	400	5,384
Korn/Ferry International (I)	800	11,480
Manpower, Inc.	727	26,645
McMillan Shakespeare, Ltd.	251	3,045
Meitec Corp.	500	10,593
Michael Page International PLC	1,081	6,371
Morneau Shepell, Inc.	300	3,389
Mouchel Parkman PLC (I)	373	17
Navigant Consulting Company (I)(L)	1,000	12,640
Nielsen Holdings NV (I)	1,900	49,818
On Assignment, Inc. (I)	600	9,576
Poyry OYJ	603	3,170
Proffice AB	946	3,122
Randstad Holdings NV	513	15,150
Resources Connection, Inc.	700	8,610

The accompanying notes are an integral part of the financial statements.

61

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Professional Services (continued)
Robert Half International, Inc.	800	$22,856
RPX Corp. (I)	400	5,740
Seek, Ltd.	1,533	10,105
SGS SA	23	43,097
Stantec, Inc.	200	5,697
Sthree PLC	2,216	9,264
Teleperformance SA	626	13,830
The Advisory Board Company (I)	200	9,918
The Corporate Executive Board Company (L)	400	16,352
The Dolan Company (I)	400	2,692
Towers Watson & Company, Class A	700	41,930
TrueBlue, Inc. (I)	500	7,740
USG People NV	994	7,164
Verisk Analytics, Inc., Class A (I)	1,000	49,260
Volt Information Sciences, Inc. (I)	500	3,420
VSE Corp.	100	2,379
W.S. Atkins PLC	1,648	17,828

		955,164
Road & Rail - 0.8%
All America Latina Logistica SA	3,400	14,355
Amerco, Inc.	150	13,496
Arkansas Best Corp.	300	3,780
Asciano, Ltd.	5,940	26,716
Avis Budget Group, Inc. (I)(L)	1,500	22,800
Canadian National Railway Company	1,100	93,026
Canadian Pacific Railway, Ltd.	1,100	80,731
Celadon Group, Inc.	300	4,914
Central Japan Railway Company, Ltd.	4	31,612
ComfortDelGro Corp., Ltd.	13,000	15,930
Con-way, Inc.	800	28,888
Container Corp of India	286	4,717
CSX Corp.	5,073	113,432
Dollar Thrifty Automotive Group, Inc. (I)	200	16,192
DSV A/S, ADR	974	19,326
East Japan Railway Company	1,000	62,784
Evergreen International Storage
& Transport Corp.	6,000	3,007
FirstGroup PLC	4,847	17,059
Genesee & Wyoming, Inc., Class A (I)(L)	300	15,852
Go-Ahead Group PLC	280	5,293
Hertz Global Holdings, Inc. (I)(L)	4,700	60,160
Hitachi Transport System, Ltd.	600	11,109
J.B. Hunt Transport Services, Inc. (L)	700	41,720
Kansas City Southern	1,200	83,472
Keikyu Corp.	2,000	18,198
Keio Corp.	2,000	14,500
Keisei Electric Railway Company, Ltd.	2,000	16,888
Kintetsu Corp. (L)	6,000	23,925
Landstar System, Inc.	600	31,032
Localiza Rent a Car SA	600	9,066
Marten Transport, Ltd.	400	8,504
MTR Corp., Ltd.	4,659	15,944
Nagoya Railroad Company, Ltd.	4,000	10,979
Nankai Electric Railway Company, Ltd.	3,000	13,402
National Express Group PLC	3,933	13,246
Nippon Express Company, Ltd.	4,000	16,512
Nishi-Nippon Railroad Company, Ltd.	3,000	13,400
Norfolk Southern Corp.	1,828	131,196
Northgate PLC (I)	771	2,511
Odakyu Electric Railway Company, Ltd.	3,000	29,848
Old Dominion Freight Line, Inc. (I)	896	38,788
P.A.M. Transportation Services, Inc.	300	2,895
QR National, Ltd.	540	1,893
Quality Distribution, Inc. (I)	128	1,420
RailAmerica, Inc. (I)	505	12,221
Ryder Systems, Inc.	400	14,404
Sagami Railway Company, Ltd.	3,000	9,980
Saia, Inc. (I)	300	6,567
Sankyu, Inc.	3,000	10,765
Senko Company, Ltd.	1,000	4,404
Shin-Keisei Electric Railway Company, Ltd.	1,000	4,378
SMRT Corp., Ltd.	4,000	5,345
Stagecoach Group PLC	2,185	9,128
Swift Transportation Company (I)	200	1,890
Tegma Gestao Logistica	700	10,630
Tobu Railway Company, Ltd.	5,000	26,338
Tokyu Corp.	4,000	18,828
TransForce, Inc.	1,100	18,022
Transport International Holdings, Ltd.	2,800	5,460
Union Pacific Corp.	2,300	274,413
Universal Truckload Services, Inc.	100	1,513
USA Truck, Inc. (I)	200	942
Werner Enterprises, Inc. (L)	900	21,501
West Japan Railway Company	400	16,475

		1,677,722
Trading Companies & Distributors - 0.6%
Aceto Corp.	700	6,321
Adani Enterprises, Ltd.	790	3,178
AddTech AB	180	4,439
Aircastle, Ltd.	1,100	13,255
AKR Corporindo Tbk PT	14,500	5,405
Alesco Corp., Ltd.	615	1,227
Applied Industrial Technologies, Inc.	500	18,425
Ashtead Group PLC	2,287	9,371
BayWa AG	220	8,033
BE Group AB	1,490	4,188
Beacon Roofing Supply, Inc. (I)(L)	500	12,610
Bergman & Beving AB	25	200
BlueLinx Holdings, Inc. (I)	557	1,309
Brenntag AG	143	15,820
Bunzl PLC	2,935	48,081
CAI International, Inc. (I)	600	11,928
Citic Resources Holdings, Ltd. (I)	11,500	1,906
Cramo OYJ	622	7,790
Daewoo International Corp.	296	8,566
DXP Enterprises, Inc. (I)	200	8,298
Emeco Holdings, Ltd.	4,324	3,909
Eqstra Holdings, Ltd.	4,732	4,027
Fastenal Company (L)	1,800	72,558
Finning International, Inc.	900	20,933
G & L Beijer AB	110	1,821
GATX Corp. (L)	400	15,400
Grafton Group PLC	1,533	5,440
H&E Equipment Services, Inc. (I)(L)	700	10,521
Hanwa Company, Ltd.	2,000	7,623
Inabata & Company, Ltd.	1,600	10,060
Interline Brands, Inc. (I)	500	12,535
ITOCHU Corp.	6,300	66,110
Jacquet Metal Service	172	1,802
Japan Pulp & Paper Company, Ltd.	1,000	3,506
Kaman Corp., Class A	200	6,188
Kanematsu Corp. (I)	5,000	5,625
Kloeckner & Company SE (I)	742	7,593
Kuroda Electric Company, Ltd.	300	3,423
Lavendon Group PLC	5,310	9,137
Lawson Products, Inc.	300	2,775
LG International Corp.	310	9,678
Marubeni Corp.	5,000	33,279

The accompanying notes are an integral part of the financial statements.

62

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Trading Companies & Distributors (continued)
Mitsubishi Corp.	6,200	$125,200
Mitsui & Company, Ltd.	1,300	19,288
Mitsui & Company, Ltd., ADR	300	89,838
MSC Industrial Direct Company, Inc., Class A	300	19,665
Nagase & Company, Ltd.	1,000	12,449
Noble Group, Ltd.	16,000	14,285
Ramirent OYJ	637	5,225
Reece Australia, Ltd.	862	15,890
Rexel SA	856	14,613
Rush Enterprises, Inc., Class A (I)	500	8,175
Russel Metals, Inc.	1,100	27,130
Samsung C&T Corp.	554	31,966
Schouw & Company A/S	100	2,019
Seven Network, Ltd.	755	6,071
SIG PLC	6,281	9,537
SK Networks Company, Ltd.	860	6,558
Sumitomo Corp.	4,100	57,361
Superior Plus Corp.	700	4,173
TAL International Group, Inc. (L)	700	23,443
Textainer Group Holdings, Ltd. (L)	600	22,140
Titan Machinery, Inc. (I)	400	12,148
Toyota Tsusho Corp.	1,000	19,074
Travis Perkins PLC	1,035	15,759
United Rentals, Inc. (I)	1,104	37,580
W.W. Grainger, Inc. (L)	267	51,061
Watsco, Inc. (L)	400	29,520
WESCO International, Inc. (I)(L)	600	34,530
Wolseley PLC	2,400	89,670

		1,308,661
Transportation Infrastructure - 0.2%
Abertis Infraestructuras SA	1,981	26,823
Abertis Infraestructuras SA (I)	99	1,340
Airports of Thailand PCL	6,000	11,288
Anhui Expressway Company, Ltd., H Shares	4,000	1,773
Ansaldo STS SpA	478	3,397
Atlantia SpA	1,339	17,102
Auckland International Airport, Ltd.	8,072	15,837
Australian Infrastructure Fund	5,379	13,279
BBA Aviation PLC	4,353	13,921
Beijing Capital International Airport
Company, Ltd., H Shares	26,000	15,900
Brisa Auto Estrada SA (I)	957	3,064
CCR SA	2,900	23,578
China Merchants Holdings
International Company, Ltd.	6,458	19,710
COSCO Pacific, Ltd.	8,000	11,003
Ecorodovias Infraestrutura e Logistica SA	1,500	12,076
Flughafen Wien AG	263	10,399
Flughafen Zuerich AG	34	11,940
Groupe Eurotunnel SA	3,239	26,338
Grupo Aeroportuario del Sureste SAB
de CV, ADR	160	12,491
Hamburger Hafen und Logistik AG	130	3,324
Hopewell Highway Infrastructure, Ltd., GDR	12,600	6,022
Jasa Marga Tbk PT	18,000	10,405
Jiangsu Expressway, Ltd., H Shares	10,000	9,356
Kamigumi Company, Ltd.	3,000	23,945
Koninklijke Vopak NV	230	14,749
LLX Logistica SA (I)	587	646
Macquarie Korea Infrastructure Fund	1,650	8,706
Malaysia Airports Holdings BHD	3,300	5,893
Mitsubishi Logistics Corp.	1,000	10,554
Mitsui-Soko Company, Ltd.	1,000	3,655
Nissin Corp.	3,000	8,542
Novorossiysk Commercial Sea Trade
Port, GDR (I)	448	2,820
Obrascon Huarte Lain Brasil SA	1,000	8,887
Port of Tauranga, Ltd.	651	5,790
Santos Brasil Participacoes SA	600	9,141
Singapore Airport Terminal Services, Ltd.	3,920	8,319
Sociedad Matriz SAAM SA (I)	8,586	926
TAV Havalimanlari Holding AS (I)	958	5,155
Transurban Group, Ltd.	4,457	25,987
Yuexiu Transport Infrastructure, Ltd.	5,640	2,790
Zhejiang Expressway Company, Ltd., H Shares	12,000	7,913

		434,784

		20,619,938
Information Technology - 9.4%
Communications Equipment - 0.8%
Accton Technology Corp.	15,535	8,892
ADTRAN, Inc. (L)	500	15,095
ADVA AG Optical Networking (I)	1,343	6,960
Aiphone Company, Ltd.	400	8,002
Alcatel-Lucent (I)	11,778	19,568
Alcatel-Lucent, ADR (I)	1,300	2,119
Anaren, Inc. (I)	300	5,880
Arris Group, Inc. (I)	950	13,215
Aruba Networks, Inc. (I)	900	13,545
Ascom Holding AG (I)	647	4,627
Aviat Networks, Inc. (I)	1,200	3,360
Axis Communications AB	628	13,674
Beijing Enterprises Water Group, Ltd.	12,000	2,265
Bel Fuse, Inc., Class B	300	5,283
Black Box Corp.	200	5,740
Brocade Communications Systems, Inc. (I)	4,000	19,720
BYD Electronic International Company, Ltd.	7,000	1,424
CalAmp Corp. (I)	821	6,018
Calix, Inc. (I)	700	5,754
Ceragon Networks, Ltd. (I)	362	3,182
Cisco Systems, Inc.	30,950	531,412
Comba Telecom Systems Holdings, Ltd.	12,000	5,029
Comtech Telecommunications Corp. (L)	200	5,716
Cybertan Technology, Inc.	5,000	3,900
D-Link Corp.	7,980	5,119
Digi International, Inc. (I)	500	5,120
DragonWave, Inc. (I)	700	2,544
EchoStar Corp., Class A (I)	500	13,210
Eltek ASA (I)	1,541	1,019
Emulex Corp. (I)	1,300	9,360
EVS Broadcast Equipment SA	233	10,972
Exfo, Inc. (NASDAQ Exchange) (I)	55	277
Extreme Networks, Inc. (I)	1,700	5,848
F5 Networks, Inc. (I)	500	49,780
Finisar Corp. (I)(L)	600	8,976
Gemtek Technology Corp.	5,252	4,734
Globecomm Systems, Inc. (I)	400	4,056
Grupo Ezentis SA (I)	7,249	1,473
Harmonic, Inc. (I)	1,700	7,242
Harris Corp. (L)	1,000	41,850
HTC Corp.	2,661	34,988
ICOM, Inc.	300	7,374
Infinera Corp. (I)(L)	900	6,156
InterDigital, Inc.	512	15,109
Ixia (I)	800	9,616
JDS Uniphase Corp. (I)	1,500	16,500
Juniper Networks, Inc. (I)	3,800	61,978
KVH Industries, Inc. (I)	200	2,500

The accompanying notes are an integral part of the financial statements.

63

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Communications Equipment (continued)
Loral Space & Communications, Inc.	200	$13,470
Motorola Solutions, Inc.	1,361	65,478
NETGEAR, Inc. (I)	500	17,255
Nokia OYJ	11,802	24,313
Nokia OYJ, ADR (L)	6,154	12,739
Oplink Communications, Inc. (I)	300	4,059
Plantronics, Inc.	300	10,020
Polycom, Inc. (I)	1,300	13,676
QUALCOMM, Inc.	7,200	400,896
Research In Motion, Ltd. (I)	2,300	17,034
Riverbed Technology, Inc. (I)	1,000	16,150
Sandvine Corp. (I)	1,900	2,426
Sonus Networks, Inc. (I)	1,700	3,655
Spirent Communications PLC	3,276	8,242
Sycamore Networks, Inc. (I)	470	6,824
Symmetricom, Inc. (I)	900	5,391
TCL Communication
Technology Holdings, Ltd.	10,000	3,198
Telefonaktiebolaget LM Ericsson, A Shares	336	3,035
Telefonaktiebolaget LM Ericsson, ADR	2,500	22,825
Telefonaktiebolaget LM Ericsson, B Shares	10,303	94,014
Tellabs, Inc.	5,200	17,316
Telular Corp.	700	6,468
TKH Group NV	170	3,650
Unizyx Holding Corp.	6,000	3,099
ViaSat, Inc. (I)	400	15,108
VTech Holdings, Ltd.	1,000	11,909
Wi-LAN, Inc.	1,000	4,921
Wistron NeWeb Corp.	2,099	4,333
Zinwell Corp.	4,000	4,321
ZTE Corp., H Shares	3,520	6,875

		1,858,881
Computers & Peripherals - 2.0%
3D Systems Corp. (I)	400	13,656
Acer, Inc. (I)	10,287	10,755
AmTRAN Technology Company, Ltd.	9,687	7,884
Apple, Inc. (I)	5,000	2,920,000
Asia Vital Components Company Ltd.	999	512
Asustek Computer, Inc.	3,011	27,852
Avid Technology, Inc. (I)	800	5,944
Bull SA (I)	1,340	3,985
Catcher Technology Company, Ltd.	1,720	11,642
Clevo Company	5,000	7,275
CMC Magnetics Corp. (I)	50,000	8,678
Compal Electronics, Inc.	16,575	15,257
Cray, Inc. (I)	400	4,832
Dell, Inc. (I)	7,627	95,490
Diebold, Inc.	574	21,186
Eizo Nanao Corp.	100	2,002
Electronics for Imaging, Inc. (I)	500	8,125
EMC Corp. (I)	8,495	217,727
Foxconn Technology Company, Ltd.	4,094	15,000
Fujitsu, Ltd.	7,000	33,542
Gemalto NV	759	54,584
Gigastorage Corp.	6,895	5,892
Hewlett-Packard Company	12,056	242,446
Imation Corp. (I)	600	3,546
Immersion Corp. (I)	300	1,689
Intermec, Inc. (I)	1,300	8,060
Intevac, Inc. (I)	200	1,504
Inventec Company, Ltd.	20,616	6,723
Lenovo Group, Ltd.	28,000	23,853
Lexmark International, Inc., Class A	765	20,334
Lite-On Technology Corp.	14,376	18,140
Logitech International SA (I)(L)	1,458	15,733
Megachips Corp.	600	12,597
Micro-Star International Company, Ltd.	7,642	4,015
Mitac International Corp.	14,559	4,878
NCR Corp. (I)	1,479	33,618
NEC Corp. (I)	15,000	23,282
NetApp, Inc. (I)	1,551	49,353
Novatel Wireless, Inc. (I)	600	1,494
Pegatron Corp.	10,642	14,087
Psion PLC	5,211	7,146
Qisda Corp.	11,000	2,603
QLogic Corp. (I)	1,000	13,690
Quanta Computer, Inc.	8,080	21,753
Quantum Corp. (I)	2,200	4,466
Rimage Corp.	200	1,600
Ritek Corp. (I)	45,359	6,559
SanDisk Corp. (I)	1,500	54,720
Seagate Technology PLC	4,100	101,393
Silicon Graphics International Corp. (I)(L)	600	3,852
STEC, Inc. (I)	700	5,460
Stratasys, Inc. (I)(L)	119	5,896
Super Micro Computer, Inc. (I)(L)	200	3,172
Synaptics, Inc. (I)	500	14,315
Toshiba Corp.	11,000	41,749
Wacom Company, Ltd.	3	6,749
Western Digital Corp. (I)	2,800	85,344
Wincor Nixdorf AG	298	10,563
Wistron Corp.	13,677	16,836

		4,385,038
Electrical Equipment - 0.0%
SMA Solar Technology AG	59	2,022
Solarworld AG	724	1,267

		3,289
Electronic Equipment, Instruments & Components - 1.0%
Agilysys, Inc. (I)	300	2,601
Alps Electric Company, Ltd.	1,200	8,467
Amphenol Corp., Class A (L)	1,365	74,966
Anixter International, Inc.	300	15,915
Anritsu Corp.	1,000	11,326
Arrow Electronics, Inc. (I)	900	29,529
AU Optronics Corp.	11,000	4,502
AU Optronics Corp., ADR	4,523	18,182
Avnet, Inc. (I)	1,200	37,032
AVX Corp.	1,300	13,897
Badger Meter, Inc.	200	7,510
Barco NV	80	4,050
Benchmark Electronics, Inc. (I)	700	9,765
Brightpoint, Inc. (I)	1,000	5,410
Canon Electronics, Inc.	200	4,195
Career Technology MFG. Company, Ltd.	3,000	4,944
Celestica, Inc. (I)	1,400	10,176
Checkpoint Systems, Inc. (I)	600	5,226
Cheng UEI Precision Industry Company, Ltd.	5,202	10,331
Chimei Innolux Corp. (I)	32,365	13,512
Chin-Poon Industrial Company, Ltd.	9,000	8,451
China Aerospace International Holdings, Ltd.	76,000	5,951
Chroma ATE, Inc.	2,080	4,734
Chunghwa Picture Tubes, Ltd. (I)	29,162	1,072
Citizen Watch Company, Ltd.	1,800	10,565
Cognex Corp.	700	22,155
Coherent, Inc. (I)(L)	260	11,258
Compeq Manufactuing Company	5,000	2,011
Corning, Inc.	9,800	126,714

The accompanying notes are an integral part of the financial statements.

64

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Electronic Equipment, Instruments &
Components (continued)
CTS Corp.	400	$3,768
Daeduck Electronics Company, Ltd.	100	1,061
Daiwabo Holdings Company, Ltd.	5,000	9,399
Daktronics, Inc.	800	5,528
Datalogic SpA	499	4,111
DataTec, Ltd. (I)	2,172	12,418
Delta Electronics, Inc.	6,241	19,335
Digital China Holdings, Ltd.	6,000	10,562
Diploma PLC	2,172	15,173
Dolby Laboratories, Inc., Class A (I)	500	20,650
Domino Printing Sciences PLC	631	5,341
DTS, Inc. (I)(L)	300	7,824
Echelon Corp. (I)	700	2,436
Electro Rent Corp.	500	8,115
Electro Scientific Industries, Inc. (L)	400	4,728
Electrocomponents PLC	2,084	6,725
Elite Material Company	5,123	4,836
Everlight Electronics Company, Ltd.	3,000	5,182
Evertz Technologies, Ltd.	154	2,033
FARO Technologies, Inc. (I)	400	16,832
FEI Company (L)	500	23,920
FLIR Systems, Inc. (L)	1,079	21,041
FUJIFILM Holdings Corp.	2,100	39,701
GSI Group, Inc. (I)	459	5,260
Halma PLC	2,484	16,319
HannStar Display Corp. (I)	90,000	6,378
Hexagon AB	1,811	31,230
Hirose Electric Company, Ltd.	100	9,887
Hitachi, Ltd.	1,400	85,960
Hitachi, Ltd.	1,000	6,150
Holystone Enterprise Company, Ltd.	7,643	6,734
Hon Hai Precision Industry Company, Ltd.	28,199	85,030
Horiba, Ltd.	400	14,003
Hosiden Corp.	1,100	6,997
Hoya Corp.	1,200	26,441
Ibiden Company, Ltd.	900	16,254
Inficon Holding AG (I)	15	3,061
Ingenico SA	279	13,540
Ingram Micro, Inc., Class A (I)	1,050	18,344
Insight Enterprises, Inc. (I)	400	6,732
Inspur International, Ltd.	45,000	1,316
IPG Photonics Corp. (I)(L)	400	17,436
Itron, Inc. (I)(L)	600	24,744
Jabil Circuit, Inc.	3,000	60,990
Jenoptik AG	706	4,473
Ju Teng International Holdings, Ltd.	10,000	2,870
Keyence Corp.	220	54,410
Kingboard Chemical Holdings, Ltd.	4,500	8,750
Kingboard Laminates Holdings, Ltd.	16,000	5,922
Koa Corp.	800	7,615
Kudelski SA (I)	786	5,981
Kyocera Corp.	600	51,240
Laird PLC	1,534	4,503
Largan Precision Company, Ltd.	1,020	21,417
LEM Holding SA	8	4,063
LG Display Company, Ltd. (I)	1,140	21,544
LG Display Company, Ltd., ADR (I)(L)	1,100	10,395
LG Innotek Company, Ltd. (I)	123	9,716
Littelfuse, Inc. (L)	300	17,067
Measurement Specialties, Inc. (I)(L)	300	9,753
Mercury Computer Systems, Inc. (I)	500	6,465
Methode Electronics, Inc.	400	3,404
Micronic Laser Systems AB (I)	2,274	4,475
Miranda Technologies, Inc. (I)	300	4,992
Mitsumi Electric Company, Ltd. (I)	800	5,694
Molex, Inc.	900	21,546
Molex, Inc., Class A	500	10,115
MTS Systems Corp. (L)	200	7,710
Multi-Fineline Electronix, Inc. (I)	300	7,392
Murata Manufacturing Company, Ltd.	600	31,475
Nan Ya Printed Circuit Board Corp.	2,000	3,412
National Instruments Corp.	850	22,831
Newport Corp. (I)(L)	400	4,808
Nichicon Corp.	100	972
Nihon Dempa Kogyo Company, Ltd.	200	2,470
Nippon Ceramic Company, Ltd.	100	1,609
Nippon Chemi-Con Corp. (I)	1,000	2,881
Nippon Electric Glass Company, Ltd.	2,000	11,895
OKI Electric Industry Company, Ltd. (I)	3,000	4,864
Omron Corp.	1,000	21,114
OSI Systems, Inc. (I)	400	25,336
Pan-International Industrial	5,000	4,961
PAR Technology Corp. (I)	300	1,479
Park Electrochemical Corp.	400	10,352
Phoenix Mecano AG	4	1,959
Plexus Corp. (I)	500	14,100
Power-One, Inc. (I)	1,200	5,424
Premier Farnell PLC	4,968	13,531
Pulse Electronics Corp.	800	1,576
Radisys Corp. (I)	200	1,256
RealD, Inc. (I)	7	105
Richardson Electronics, Ltd.	300	3,699
Rofin-Sinar Technologies, Inc. (I)	100	1,893
Rogers Corp. (I)(L)	300	11,883
Samsung Electro-Mechanics Company, Ltd.	285	26,711
Samsung SDI Company, Ltd.	204	27,481
Sanmina-SCI Corp. (I)	1,300	10,647
ScanSource, Inc. (I)(L)	300	9,192
SMK Corp.	1,000	3,305
Spectris PLC	1,524	36,654
Star Micronics Company, Ltd.	1,000	9,699
SYNNEX Corp. (I)(L)	700	24,143
Synnex Technology International Corp.	6,045	14,785
Taiyo Yuden Company, Ltd.	900	8,826
TDK Corp.	669	27,014
TE Connectivity, Ltd.	1,877	59,895
Tech Data Corp. (I)	400	19,268
Topcon Corp.	200	1,461
Trimble Navigation, Ltd. (I)	1,400	64,414
TTM Technologies, Inc. (I)	1,300	12,233
Unimicron Technology Corp.	12,000	13,729
Vaisala OYJ	274	5,201
Venture Corp., Ltd.	2,000	12,386
Vishay Intertechnology, Inc. (I)(L)	1,500	14,145
Vishay Precision Group, Inc. (I)	250	3,488
WPG Holdings Company, Ltd.	6,429	7,583
Yageo Corp.	19,000	5,612
Young Fast Optoelectronics Company, Ltd.	1,099	2,505

		2,135,746
Internet Software & Services - 0.8%
Akamai Technologies, Inc. (I)	2,219	70,453
Ancestry.com, Inc. (I)(L)	200	5,506
AOL, Inc. (I)(L)	1,566	43,973
Blucora, Inc. (I)	300	3,696
comScore, Inc. (I)	500	8,230
CoStar Group, Inc. (I)(L)	221	17,945
Customers, Ltd.	3,092	4,040

The accompanying notes are an integral part of the financial statements.

65

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Internet Software & Services (continued)
DealerTrack Holdings, Inc. (I)(L)	400	$12,044
Dena Company, Ltd.	400	10,618
Dice Holdings, Inc. (I)(L)	1,000	9,390
Digital River, Inc. (I)	600	9,972
eAccess, Ltd.	18	3,519
EarthLink, Inc.	800	5,952
eBay, Inc. (I)	6,200	260,462
Equinix, Inc. (I)(L)	554	97,310
Google, Inc., Class A (I)	1,100	638,077
IAC/InterActiveCorp	600	27,360
Internap Network Services Corp. (I)	800	5,208
Limelight Networks, Inc. (I)(L)	2,200	6,446
Liquidity Services, Inc. (I)	500	25,595
LogMeIn, Inc. (I)	200	6,104
Marchex, Inc., Class B	200	722
Monster Worldwide, Inc. (I)(L)	1,600	13,600
Move, Inc. (I)	625	5,694
Net Entertainment NE AB (I)	203	2,071
NHN Corp.	96	21,053
NIC, Inc.	800	10,160
Open Text Corp. (I)	400	20,041
Opera Software ASA	999	7,055
Perficient, Inc. (I)	500	5,615
QuinStreet, Inc. (I)	500	4,630
Rackspace Hosting, Inc. (I)	1,000	43,940
RealNetworks, Inc.	700	6,048
Saba Software, Inc. (I)	800	7,424
Stamps.com, Inc. (I)	400	9,868
support.com, Inc. (I)	600	1,914
TechTarget, Inc. (I)	289	1,457
Telecity Group PLC (I)	1,389	17,488
Tencent Holdings, Ltd.	2,800	82,685
Tiscali SpA (I)	46,781	1,849
United Internet AG	711	12,205
United Online, Inc.	1,300	5,486
Unwired Planet, Inc. (I)	1,269	2,919
ValueClick, Inc. (I)	900	14,751
VeriSign, Inc. (I)(L)	900	39,213
VistaPrint NV (I)(L)	329	10,627
Web.com Group, Inc. (I)	700	12,824
WebMD Health Corp. (I)(L)	400	8,204
XO Group, Inc. (I)	300	2,661
Yahoo! Japan Corp.	42	13,592
Yahoo!, Inc. (I)	6,103	96,610
Zix Corp. (I)	800	2,080

		1,756,386
IT Services - 1.5%
Accenture PLC, Class A (L)	2,500	150,225
Acxiom Corp. (I)	900	13,599
Alliance Data Systems Corp. (I)	300	40,500
Alten SA	166	4,605
Altran Technologies SA (I)	1,410	6,214
Amadeus IT Holding SA, A Shares	1,481	31,363
Amdocs, Ltd. (I)	1,400	41,608
Anite PLC	600	1,142
Atea ASA	1,060	9,325
AtoS	206	12,336
Automatic Data Processing, Inc.	2,126	118,333
Bechtle AG	182	6,699
Broadridge Financial Solutions, Inc.	1,200	25,524
CACI International, Inc., Class A (I)(L)	300	16,506
Cap Gemini SA	967	35,648
Cardtronics, Inc. (I)	200	6,042
Cass Information Systems, Inc.	110	4,428
CGI Group, Inc. (I)	1,200	28,842
CIBER, Inc. (I)	1,400	6,034
Cielo SA	1,800	52,947
Cognizant Technology
Solutions Corp., Class A (I)	1,100	66,000
Computacenter PLC	1,000	4,714
Computer Sciences Corp.	1,400	34,748
Computershare, Ltd.	1,852	14,158
Convergys Corp.	1,600	23,632
CoreLogic, Inc. (I)	1,400	25,634
CSE Global, Ltd.	12,000	7,567
CSG Systems International, Inc. (I)	400	6,912
DST Systems, Inc.	400	21,724
Euronet Worldwide, Inc. (I)	830	14,210
ExlService Holdings, Inc. (I)	284	6,998
Fidelity National Information Services, Inc.	2,900	98,832
Fiserv, Inc. (I)	1,347	97,280
FleetCor Technologies, Inc. (I)	500	17,520
Forrester Research, Inc.	300	10,158
Gartner, Inc. (I)(L)	800	34,440
Genpact, Ltd. (I)	2,400	39,912
Global Cash Access Holdings, Inc. (I)	1,000	7,210
Global Payments, Inc.	500	21,615
Groupe Steria SA	723	11,178
GTL, Ltd. (I)	434	267
HCL Infosystems, Ltd.	2,958	2,221
HCL Technologies, Ltd.	1,025	8,730
Heartland Payment Systems, Inc.	500	15,040
Hi Sun Technology China, Ltd. (I)	15,000	1,788
HIQ International AB (I)	1,776	9,473
iGATE Corp. (I)	650	11,063
Indra Sistemas SA (L)	937	8,749
Infosys, Ltd.	200	9,028
Infosys, Ltd., ADR (L)	825	37,175
International Business Machines Corp.	4,500	880,110
Iress Market Technology, Ltd.	112	755
IT Holdings Corp.	300	3,580
Jack Henry & Associates, Inc.	900	31,068
Lender Processing Services, Inc.	800	20,224
Lionbridge Technologies, Inc. (I)	600	1,890
Logica PLC	14,174	23,572
Mantech International Corp., Class A (L)	300	7,041
Mastercard, Inc., Class A (L)	400	172,044
ModusLink Global Solutions, Inc. (I)	200	598
MoneyGram International, Inc. (I)	175	2,555
Mphasis, Ltd.	1,153	7,640
NET One Systems Company, Ltd.	600	7,986
NeuStar, Inc., Class A (I)(L)	675	22,545
Nomura Research Institute, Ltd.	600	13,224
NS Solutions Corp.	300	5,130
NTT Data Corp.	4	12,282
Online Resources Corp. (I)	800	1,944
Ordina NV (I)	210	241
Otsuka Corp.	100	8,579
Panasonic Electric Works Information
Systems Company, Ltd.	100	2,479
Paychex, Inc.	2,265	71,144
Redecard SA	2,000	32,711
Rolta India, Ltd.	3,026	4,370
SAIC, Inc. (L)	3,375	40,905
SMS Management & Technology, Ltd.	1,494	7,912
Syntel, Inc.	500	30,350
Tata Consultancy Services, Ltd.	1,202	27,661
TeleTech Holdings, Inc. (I)	200	3,200
Teradata Corp. (I)	1,000	72,010

The accompanying notes are an integral part of the financial statements.

66

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or Principal Amount	Value

COMMON STOCKS (continued)
IT Services (continued)
The Hackett Group, Inc. (I)	1,000	$5,570
The Western Union Company (L)	3,834	64,565
Tieto OYJ	537	8,587
TKC Corp.	200	4,131
TNS, Inc. (I)	400	7,176
Total Systems Services, Inc.	1,500	35,895
Travelsky Technology, Ltd., H Shares	12,000	6,199
Unisys Corp. (I)	500	9,775
VeriFone Systems, Inc. (I)(L)	692	22,898
Virtusa Corp. (I)	200	2,670
Visa, Inc., Class A	2,800	346,164
Wipro, Ltd.	661	4,756
Wipro, Ltd., ADR (L)	1,666	15,294
Wire Card AG	551	10,676
Wright Express Corp. (I)	500	30,860
Xchanging PLC (I)	4,028	6,375

		3,377,237
Office Electronics - 0.1%
Ability Enterprise Company, Ltd.	2,000	1,829
Brother Industries, Ltd.	1,000	11,445
CANON, Inc.	3,000	119,820
Konica Minolta Holdings, Inc.	4,000	31,523
Neopost SA	309	16,492
Ricoh Company, Ltd.	4,000	33,767
Riso Kagaku Corp.	200	3,499
Toshiba TEC Corp.	1,000	3,763
Xerox Corp.	10,459	82,312
Zebra Technologies Corp., Class A (I)	500	17,180

		321,630
Semiconductors & Semiconductor Equipment - 1.6%
Advanced Energy Industries, Inc. (I)	400	5,368
Advanced Micro Devices, Inc. (I)(L)	4,400	25,212
Advanced Semiconductor Engineering, Inc.	12,335	10,060
Advantest Corp.	700	10,947
Aixtron SE NA	785	11,236
Altera Corp.	1,600	54,144
Amkor Technology, Inc. (I)(L)	2,800	13,664
ANADIGICS, Inc. (I)	1,200	2,172
Analog Devices, Inc.	2,320	87,394
Applied Materials, Inc.	6,200	71,052
Applied Micro Circuits Corp. (I)	900	5,148
ARM Holdings PLC, ADR (L)	1,516	36,066
ASM International NV	872	33,135
ASM Pacific Technology, Ltd.	1,100	14,034
ASML Holding NV	2,340	119,240
Atmel Corp. (I)	3,600	24,120
ATMI, Inc. (I)	400	8,228
Austriamicrosystems AG	167	11,213
Avago Technologies, Ltd.	1,881	67,528
AXT, Inc. (I)	800	3,160
BE Semiconductor Industries NV	812	5,933
Broadcom Corp., Class A (I)	2,200	74,360
Brooks Automation, Inc. (L)	1,100	10,384
Cabot Microelectronics Corp. (L)	300	8,763
Ceva, Inc. (I)	100	1,761
Cirrus Logic, Inc. (I)(L)	700	20,916
Cohu, Inc.	300	3,048
Cree, Inc. (I)(L)	1,100	28,237
CSR PLC	763	2,646
CSR PLC, ADR	103	1,413
Cymer, Inc. (I)	300	17,685
Cypress Semiconductor Corp. (I)	1,400	18,508
Dialog Semiconductor PLC (I)	447	8,113
Diodes, Inc. (I)	700	13,139
Disco Corp.	100	5,656
DSP Group, Inc. (I)	300	1,902
Elan Microelectronics Corp.	5,050	7,554
Entegris, Inc. (I)	1,700	14,518
Epistar Corp.	6,000	13,400
Exar Corp. (I)	600	4,896
Fairchild Semiconductor International, Inc. (I)	1,500	21,150
First Solar, Inc. (I)(L)	500	7,530
Forhouse Corp.	7,000	3,889
FormFactor, Inc. (I)	945	6,114
GSI Technology, Inc. (I)	800	3,792
GT Advanced Technologies Inc. (I)	700	3,696
Hansol LCD, Inc. (I)	241	2,777
Hittite Microwave Corp. (I)(L)	300	15,336
Imagination Technologies Group PLC (I)	805	5,894
Infineon Technologies AG	2,691	18,246
Infineon Technologies AG, ADR (L)	1,444	9,689
Inotera Memories, Inc. (I)	13,000	3,028
Integrated Device Technology, Inc. (I)	800	4,496
Integrated Silicon Solution, Inc. (I)	500	5,045
Intel Corp.	25,819	688,076
International Rectifier Corp. (I)(L)	900	17,991
Intersil Corp., Class A	1,600	17,040
IXYS Corp. (I)	300	3,351
KLA-Tencor Corp.	1,600	78,800
Kontron AG	927	5,710
Kopin Corp. (I)	500	1,720
Kulicke & Soffa Industries, Inc. (I)	1,200	10,704
Lam Research Corp. (I)	2,002	75,555
Linear Technology Corp.	1,259	39,444
LSI Corp. (I)	5,684	36,207
LTX-Credence Corp. (I)	433	2,901
Macronix International Company, Ltd.	27,269	8,652
Marvell Technology Group, Ltd.	4,500	50,760
Maxim Integrated Products, Inc. (L)	2,800	71,792
MediaTek, Inc.	4,026	37,310
Mellanox Technologies, Ltd. (I)	228	16,443
MEMC Electronic Materials, Inc. (I)(L)	2,874	6,237
Microchip Technology, Inc. (L)	1,100	36,388
Micron Technology, Inc. (I)	9,700	61,207
Micronas Semiconductor Holding AG (I)	171	1,489
Microsemi Corp. (I)(L)	900	16,641
Mindspeed Technologies, Inc. (I)	400	984
MIPS Technologies, Inc. (I)(L)	500	3,335
MKS Instruments, Inc.	400	11,572
Monolithic Power Systems, Inc. (I)	300	5,961
MoSys, Inc. (I)	900	2,916
Nanometrics, Inc. (I)(L)	400	6,144
Nanya Technology Corp. (I)	27,181	2,315
Nordic Semiconductor ASA	2,682	8,126
Novatek Microelectronics Corp., Ltd.	4,000	12,383
NVIDIA Corp. (I)	5,400	74,628
OmniVision Technologies, Inc. (I)(L)	600	8,016
ON Semiconductor Corp. (I)	3,200	22,720
Opto Technology Corp.	9,000	3,884
Pericom Semiconductor Corp. (I)	400	3,600
Photronics, Inc. (I)(L)	1,000	6,100
PMC-Sierra, Inc. (I)(L)	1,900	11,666
Power Integrations, Inc.	100	3,730
Powertech Technology, Inc.	6,300	12,315
Realtek Semiconductor Corp.	4,120	7,599
Renewable Energy Corp. ASA (I)	3,561	1,324
RF Micro Devices, Inc. (I)	3,400	14,450
Richtek Technology Corp.	1,050	6,246

The accompanying notes are an integral part of the financial statements.

67

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
Rohm Company, Ltd.	700	$26,925
Rubicon Technology, Inc. (I)(L)	400	4,080
Rudolph Technologies, Inc. (I)	600	5,232
Samsung Electronics Company, Ltd.	379	401,824
Sanken Electric Company, Ltd.	1,000	3,946
Semiconductor
Manufacturing International Corp. (I)	265,000	8,998
Semtech Corp. (I)(L)	400	9,728
Shinko Electric Industries Company, Ltd.	800	6,368
Sigma Designs, Inc. (I)	900	5,742
Sigurd Microelectronics Corp.	12,000	9,065
Silicon Image, Inc. (I)	400	1,656
Silicon Laboratories, Inc. (I)	400	15,160
Siliconware Precision Industries Company
(Taiwan Exchange)	18,000	18,717
Siliconware Precision Industries
Company, ADR	212	1,100
SK Hynix, Inc. (I)	1,570	33,186
Skyworks Solutions, Inc. (I)	1,100	30,107
SOITEC (I)	1,651	6,035
Sonix Technology Company, Ltd.	5,000	7,522
Spansion, Inc., Class A (I)	900	9,882
Standard Microsystems Corp. (I)	300	11,067
STMicroelectronics NV	3,889	21,388
Sumco Corp. (I)	900	8,168
SunPower Corp. (I)	302	1,453
Supertex, Inc. (I)	100	1,885
Taiwan Semiconductor
Manufacturing Company, Ltd.	66,530	182,102
Teradyne, Inc. (I)(L)	2,400	33,744
Texas Instruments, Inc.	4,400	126,236
Tokyo Electron, Ltd.	700	32,737
Tokyo Seimitsu Company, Ltd.	200	3,559
Tower Semiconductor, Ltd. (I)	2,276	1,566
TriQuint Semiconductor, Inc. (I)(L)	2,600	14,300
Tyntek Corp. (I)	8,000	2,958
Ultra Clean Holdings, Inc. (I)	400	2,572
Ultratech, Inc. (I)	200	6,300
ULVAC, Inc. (I)	300	2,763
Unisem M BHD	50	22
United Microelectronics Corp.	67,620	29,585
Veeco Instruments, Inc. (I)(L)	600	20,616
Volterra Semiconductor Corp. (I)	300	7,035
Wolfson Microelectronics PLC (I)	1,312	4,055
Xilinx, Inc.	2,000	67,140

		3,687,591
Software - 1.6%
Absolute Software Corp. (I)	200	1,080
Accelrys, Inc. (I)(L)	312	2,524
ACI Worldwide, Inc. (I)	400	17,684
Activision Blizzard, Inc. (L)	3,100	37,169
Adobe Systems, Inc. (I)	2,484	80,407
Advent Software, Inc. (I)	400	10,844
ANSYS, Inc. (I)	600	37,866
Ariba, Inc. (I)	700	31,332
Aspen Technology, Inc. (I)	646	14,955
Asseco Poland SA	707	10,374
Autodesk, Inc. (I)	1,700	59,483
Aveva Group PLC	375	9,589
Blackbaud, Inc.	700	17,969
BMC Software, Inc. (I)	900	38,412
Bottomline Technologies, Inc. (I)	300	5,415
CA, Inc.	3,600	97,524
Cadence Design Systems, Inc. (I)(L)	2,100	23,079
CAPCOM Company, Ltd.	300	6,274
Citrix Systems, Inc. (I)	900	75,546
CommVault Systems, Inc. (I)	307	15,218
Computer Modelling Group, Ltd.	240	4,095
Compuware Corp. (I)	2,436	22,630
Concur Technologies, Inc. (I)(L)	700	47,670
Cyberlink Corp.	1,612	4,704
Dassault Systemes SA	135	12,682
Deltek, Inc. (I)	800	9,272
Dicom Group PLC (I)	695	2,732
Digimarc Corp.	200	5,132
DTS Corp.	500	6,319
DuzonBlzon Company, Ltd. (I)	520	3,567
Ebix, Inc. (L)	600	11,970
Electronic Arts, Inc. (I)	2,800	34,580
EPIQ Systems, Inc.	400	4,900
ePlus, Inc. (I)	100	3,235
Exact Holdings NV	78	1,708
FactSet Research Systems, Inc. (L)	300	27,882
Fair Isaac Corp.	400	16,912
FalconStor Software, Inc. (I)	800	2,088
Fidessa Group PLC	252	6,124
Financial Technologies India, Ltd.	236	3,139
Fortinet, Inc. (I)	1,200	27,864
GameLoft SA (I)	440	2,738
Hong Kong Energy Holdings, Ltd. (I)	1,909	44
Industrial & Financial Systems AB	283	4,433
Informatica Corp. (I)(L)	600	25,416
Interactive Intelligence Group (I)	200	5,642
Intuit, Inc.	1,200	71,220
JDA Software Group, Inc. (I)(L)	502	14,904
Kenexa Corp. (I)	200	5,806
Kingdee International Software
Group Company, Ltd. (I)	12,000	2,289
Kingsoft Corp., Ltd.	12,000	5,374
MacDonald Dettwiler & Associates, Ltd.	292	16,761
Manhattan Associates, Inc. (I)	115	5,257
Mentor Graphics Corp. (I)	1,500	22,500
Micro Focus International PLC	430	3,583
MICROS Systems, Inc. (I)	700	35,840
Microsoft Corp.	30,508	933,240
Monotype Imaging Holdings, Inc. (I)	600	10,062
NCSoft Corp.	98	23,483
Netscout Systems, Inc. (I)	600	12,954
NetSuite, Inc. (I)	597	32,698
NICE Systems, Ltd., ADR (I)(L)	349	12,773
Nintendo Company, Ltd.	300	35,005
Nippon System Development Company, Ltd.	400	3,278
Nuance Communications, Inc. (I)(L)	2,100	50,022
OBIC Business Consultants, Ltd.	50	2,692
Opnet Technologies, Inc. (L)	445	11,833
Oracle Corp.	15,854	470,864
Oracle Financial Services Software, Ltd. (I)	194	9,277
Parametric Technology Corp. (I)	1,500	31,440
PROS Holdings, Inc. (I)	700	11,774
QLIK Technologies, Inc. (I)	900	19,908
Quest Software, Inc. (I)	800	22,280
Red Hat, Inc. (I)	1,285	72,577
Retalix, Ltd. (I)	527	10,460
RM PLC	1,719	2,061
Rosetta Stone, Inc. (I)	300	4,152
Rovi Corp. (I)	900	17,658
Salesforce.com, Inc. (I)(L)	500	69,130
SAP AG	1,012	59,762
SAP AG, ADR (L)	2,700	160,272

The accompanying notes are an integral part of the financial statements.

68

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Software (continued)
SCSK Corp.	220	$3,199
SDL PLC	846	8,510
Seachange International, Inc. (I)	300	2,469
SimCorp A/S	51	8,770
SolarWinds, Inc. (I)	1,000	43,560
Solera Holdings, Inc.	500	20,895
Sourcefire, Inc. (I)(L)	200	10,280
Square Enix Company, Ltd.	400	6,307
SRS Labs, Inc. (I)	400	3,600
SS&C Technologies Holdings, Inc. (I)	800	20,000
Symantec Corp. (I)	3,900	56,979
Synopsys, Inc. (I)	1,200	35,316
Take-Two Interactive Software, Inc. (I)	1,019	9,640
TeleCommunication Systems, Inc. (I)	300	369
Temenos Group AG (I)	448	7,403
The Descartes Systems Group, Inc. (I)	600	5,110
The Sage Group PLC	8,218	35,708
TIBCO Software, Inc. (I)	800	23,936
TiVo, Inc. (I)	600	4,962
Totvs SA	500	9,634
Trend Micro, Inc.	500	14,762
Tyler Technologies, Inc. (I)	500	20,175
UBISOFT Entertainment SA (I)	662	4,444
Unit 4 Agresso NV	323	8,252
Verint Systems, Inc. (I)	200	5,902
VMware, Inc., Class A (I)	400	36,416

		3,570,009

		21,095,807
Materials - 5.4%
Chemicals - 2.1%
A. Schulman, Inc.	500	9,925
Aeci, Ltd.	576	5,632
African Oxygen, Ltd.	1,477	3,306
Agrium, Inc.	600	53,176
Air Liquide SA	771	88,211
Air Products & Chemicals, Inc.	1,024	82,668
Air Water, Inc.	1,000	12,096
Airgas, Inc.	800	67,208
Akzo Nobel NV	1,469	69,102
Albemarle Corp.	700	41,748
American Vanguard Corp.	200	5,318
Arkema SA	492	32,237
Asahi Kasei Corp.	5,000	27,125
Asahi Organic Chemicals
Industry Company, Ltd.	3,000	7,527
Ashland, Inc.	900	62,379
Asia Polymer Corp.	2,000	2,125
Balchem Corp.	100	3,261
BASF SE	3,208	222,919
Batu Kawan BHD	1,600	9,268
Cabot Corp.	600	24,420
Calgon Carbon Corp. (I)	70	995
Capro Corp.	180	2,664
Celanese Corp., Series A	1,000	34,620
CF Industries Holdings, Inc.	638	123,606
Cheil Industries, Inc.	295	25,965
Chemtura Corp. (I)	1,400	20,300
China BlueChemical, Ltd., H Shares	18,000	10,316
China Lumena New Materials Corp.	26,000	4,431
China Manmade Fibers Corp. (I)	5,000	1,533
China Petrochemical Development Corp.	11,660	9,882
Chr Hansen Holding A/S	448	11,512
Ciech SA (I)	754	4,702
Clariant AG (I)	2,144	21,168
Coromandel International, Ltd.	62	290
Croda International PLC	768	27,269
Cytec Industries, Inc.	600	35,184
Daicel Corp.	2,000	12,283
Dainichiseika Color & Chemicals
Manufacturing Company, Ltd.	1,000	4,350
DIC Corp.	3,000	5,839
Dongbu HiTek Company, Ltd. (I)	260	1,697
Dongyue Group	5,000	2,350
DuluxGroup, Ltd.	2,418	7,484
E.I. du Pont de Nemours & Company	3,700	187,109
Eastman Chemical Company (L)	1,400	70,518
Ecolab, Inc. (L)	1,300	89,089
EID Parry India, Ltd.	32	101
Elementis PLC	3,596	11,231
Eternal Chemical Company, Ltd.	9,922	7,458
Everlight Chemical Industrial Corp.	9,900	6,104
Ferro Corp. (I)(L)	1,100	5,280
Fertilizantes Heringer SA (I)	200	1,242
Filtrona PLC	3,088	23,160
FMC Corp.	1,000	53,480
Formosa Chemicals & Fibre Corp.	8,390	22,201
Formosa Plastics Corp.	13,470	36,222
Frutarom Industries, Ltd.	570	5,371
Fuchs Petrolub AG	145	7,422
Fufeng Group, Ltd.	10,000	3,799
Georgia Gulf Corp.	300	7,701
Givaudan AG (I)	43	42,234
Grand Pacific Petrochemical Corp.	14,000	6,170
Gurit Heberlein AG (I)	8	3,876
H&R AG	165	2,959
H.B. Fuller Company	600	18,420
Hanwha Chemical Corp.	600	11,214
Hanwha Corp.	530	13,187
Hawkins, Inc. (L)	200	7,636
Hitachi Chemical, Ltd.	400	6,268
Ho Tung Chemical Corp. (I)	8,960	4,976
Honam Petrochemical Corp.	57	11,962
Huchems Fine Chemical Corp.	244	4,829
Huntsman Corp.	2,000	25,880
Hyosung Corp.	255	12,292
Incitec Pivot, Ltd.	9,678	28,530
Innophos Holdings, Inc.	100	5,646
International Flavors & Fragrances, Inc. (L)	500	27,400
Intrepid Potash, Inc. (I)(L)	600	13,656
Israel Chemicals, Ltd.	1,355	14,959
Jinchuan Group International
Resources Company, Ltd. (I)	7,000	1,127
Johnson Matthey PLC	1,725	59,812
JSR Corp.	800	13,879
K&S AG	621	28,334
Kansai Paint Company, Ltd.	2,000	21,417
Kanto Denka Kogyo Company, Ltd.	1,000	3,167
Kolon Corp.	64	1,373
Kolon Industries, Inc.	208	12,870
Koninklijke DSM NV	1,063	52,446
Koppers Holdings, Inc.	100	3,400
Korea Kumho Petrochemical Company, Ltd.	90	9,594
KP Chemical Corp.	820	9,631
Kraton Performance Polymers, Inc. (I)	400	8,764
Kronos Worldwide, Inc. (L)	400	6,316
Kuraray Company, Ltd.	1,800	23,300
Kureha Corp.	1,000	4,420
Landec Corp. (I)	300	2,568

The accompanying notes are an integral part of the financial statements.

69

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Chemicals (continued)
Lanxess AG	523	$32,990
Lee & Man Chemical Company, Ltd.	2,000	1,022
LG Chem, Ltd.	142	36,726
Linde AG	632	98,439
Lintec Corp.	100	1,785
LSB Industries, Inc. (I)	200	6,182
LyondellBasell Industries NV, Class A	773	31,129
Methanex Corp.	800	22,285
Mexichem SAB de CV	4,727	20,333
Migao Corp. (I)	1,200	2,782
Minerals Technologies, Inc.	200	12,756
Mitsubishi Chemical Holdings Corp.	8,000	35,233
Mitsubishi Gas & Chemicals Company, Inc.	1,000	5,683
Mitsui Chemicals, Inc.	6,000	15,035
Monsanto Company	2,500	206,950
Nan Ya Plastics Corp.	14,870	26,839
NewMarket Corp.	100	21,660
Nissan Chemical Industries, Ltd.	1,000	9,762
Nitto Denko Corp.	600	25,590
NOF Corp.	1,000	4,992
Novozymes A/S, B shares	902	23,380
Nufarm, Ltd.	1,560	8,119
Nuplex Industries, Ltd.	4,080	8,200
OCI Company, Ltd.	93	18,577
Okamoto Industries, Inc.	2,000	7,654
Olin Corp.	760	15,876
Omnia Holdings, Ltd.	85	1,103
Omnova Solutions, Inc. (I)	1,200	9,048
Orica, Ltd.	1,427	36,321
Penford Corp. (I)	100	895
PetroAsian Energy Holdings, Ltd. (I)	44,000	912
Petronas Chemicals Group BHD	2,800	5,726
PolyOne Corp.	1,200	16,416
Potash Corp. of Saskatchewan, Inc.	2,200	96,160
PPG Industries, Inc.	700	74,284
Praxair, Inc.	1,199	130,367
PTT Global Chemical PCL	5,614	9,810
Quaker Chemical Corp.	100	4,621
Rockwood Holdings, Inc.	600	26,610
RPM International, Inc.	1,300	35,360
Sakai Chemical Industry Company, Ltd.	1,000	3,359
Samsung Fine Chemicals Company, Ltd.	232	12,225
Sanyo Chemical Industries, Ltd.	1,000	6,358
Sensient Technologies Corp.	300	11,019
Shin-Etsu Chemical Company, Ltd.	1,300	71,522
Showa Denko KK	5,000	9,717
Sigma-Aldrich Corp.	800	59,144
Sika AG	13	25,037
Sinofert Holdings, Ltd.	34,000	5,287
SK Chemicals Company, Ltd.	103	5,233
Sociedad Quimica y Minera de
Chile SA, ADR (L)	243	13,528
Solutia, Inc.	1,200	33,660
Solvay SA	301	29,779
Spartech Corp. (I)	400	2,068
Stella Chemifa Corp.	200	3,525
Stepan Company	100	9,418
Sumitomo Chemical Company, Ltd.	8,645	26,586
Symrise AG	434	13,184
Syngenta AG	18	6,145
Syngenta AG, ADR (L)	1,485	101,633
Synthos SA	9,279	16,569
Taekwang Industrial Company, Ltd.	5	3,676
Taiyo Holdings Company, Ltd.	100	2,514
Taiyo Nippon Sanso Corp.	2,000	11,685
Takasago International Corp.	1,000	4,990
Teijin, Ltd.	6,000	18,256
Tessenderlo Chemie NV	221	5,645
Tessenderlo Chemie NV - Strip VVP (I)	18	3
The Dow Chemical Company	7,076	222,894
The Mosaic Company	1,500	82,140
The Scotts Miracle-Gro Company, Class A (L)	500	20,560
The Sherwin-Williams Company	1,000	132,350
Tikkurila OYJ	323	5,520
Toda Kogyo Corp.	1,000	5,352
Tokai Carbon Company, Ltd.	2,000	8,794
Tokuyama Corp. (L)	2,000	4,928
Toray Industries, Inc.	4,000	27,281
Ube Industries, Ltd.	5,000	11,605
United Phosphorus, Ltd.	3,143	7,126
Uralkali, ADR	899	34,683
Valspar Corp.	1,100	57,739
Victrex PLC	784	15,636
W.R. Grace & Company (I)	500	25,225
Wacker Chemie AG (L)	99	6,805
Westlake Chemical Corp. (L)	1,000	52,260
Yara International ASA	496	21,722
Yingde Gases Group Company	9,000	8,209
Yushiro Chemical Industry Company, Ltd.	300	3,186
Zep, Inc.	400	5,492
Zoltek Companies, Inc. (I)	800	7,224

		4,686,199
Construction Materials - 0.4%
ACC, Ltd.	460	10,536
Adana Cimento Sanayii Turk Anonim Sirketi
AS, Class A	1,960	3,636
Adelaide Brighton, Ltd.	4,590	15,008
Ambuja Cements, Ltd.	4,724	14,919
Anhui Conch Cement Company, Ltd.,
H Shares	7,500	20,621
Boral, Ltd.	4,267	12,954
Buzzi Unicem SpA	1,110	10,457
Cementir SpA	447	836
Cementos Portland Valderrivas SA (I)	444	2,287
Cemex SAB de CV, ADR (I)(L)	9,683	65,167
Chia Hsin Cement Corp.	14,708	6,694
China National Building Material
Company, Ltd., H Shares	20,000	21,791
China Shanshui Cement Group, Ltd.	20,000	13,659
Corp Moctezuma SAB de CV	4,000	9,146
CRH PLC	3,666	70,534
Eagle Materials, Inc.	700	26,138
Fletcher Building, Ltd.	3,415	16,152
Goldsun Development &
Construction Company, Ltd.	20,786	7,416
Grasim Industries, Ltd.	106	5,263
Hanil Cement Manufacturing Company, Ltd.	6	169
Headwaters, Inc. (I)	1,000	5,150
HeidelbergCement AG	936	44,934
Holcim Indonesia Tbk PT	28,500	7,376
Holcim, Ltd. (I)	1,304	72,244
Imerys SA	268	13,686
India Cements, Ltd.	2,973	4,638
Indocement Tunggal Prakarsa Tbk PT	5,500	10,185
Italcementi SpA	699	3,433
James Hardie Industries NV	700	28,378
Lafarge Malayan Cement BHD	1,200	2,762
Lafarge SA (L)	1,192	53,348
Martin Marietta Materials, Inc.	400	31,528

The accompanying notes are an integral part of the financial statements.

70

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Construction Materials (continued)
Nuh Cimento Sanayi AS	584	$3,086
Pretoria Portland Cement Company, Ltd.	4,312	14,154
RHI AG	89	2,070
Sa des Ciments Vicat	137	6,629
Semen Gresik Persero Tbk PT	10,500	12,681
Shree Cement, Ltd.	150	8,318
Taiheiyo Cement Corp.	6,000	13,767
Taiwan Cement Corp.	13,740	16,392
TCC International Holdings, Ltd.	10,000	2,661
Texas Industries, Inc. (L)	400	15,604
Titan Cement Company SA (I)	454	8,025
Ultratech Cement, Ltd.	431	11,774
United States Lime & Minerals, Inc. (I)	100	4,667
Universal Cement Corp.	11,000	4,806
Vulcan Materials Company (L)	1,900	75,449

		811,128
Containers & Packaging - 0.2%
AEP Industries, Inc. (I)	200	8,710
Amcor, Ltd.	6,271	45,700
AMVIG Holdings, Ltd.	4,000	1,765
AptarGroup, Inc. (L)	644	32,876
Ball Corp.	800	32,840
Bemis Company, Inc. (L)	900	28,206
Boise, Inc.	1,250	8,225
Cascades, Inc.	500	2,063
CCL Industries, Inc.	500	18,343
Cheng Loong Corp.	5,200	1,962
Crown Holdings, Inc. (I)	1,000	34,490
D.S. Smith PLC	8,104	18,820
Fajar Surya Wisesa Tbk PT	24,000	5,430
Graphic Packaging Holding Company (I)	5,047	27,759
Greif, Inc., Class A	300	12,300
Huhtamaki OYJ	687	10,196
Intertape Polymer Group, Inc. (I)	2,100	16,192
La Seda de Barcelona SA (I)	106	133
Mondi Packaging South Africa, Ltd.	1,967	4,169
Myers Industries, Inc. (L)	300	5,148
Nampak, Ltd.	4,542	13,918
Nihon Yamamura Glass Company, Ltd.	2,000	4,477
Owens-Illinois, Inc. (I)	1,800	34,506
Packaging Corp. of America	600	16,944
Rexam PLC	7,165	47,400
Rock-Tenn Company, Class A	608	33,166
RPC Group PLC	2,000	12,165
Sealed Air Corp.	1,700	26,248
Silgan Holdings, Inc.	600	25,614
Sonoco Products Company	1,000	30,150
Taiwan Hon Chuan Enterprise Company, Ltd.	3,000	6,763
Toyo Seikan Kaisha, Ltd.	1,100	13,328
Vidrala SA	144	3,448

		583,454
Internet Software & Services - 0.0%
G-Resources Group, Ltd. (I)	84,000	4,739
Metals & Mining - 2.4%
A. M. Castle & Company (I)(L)	200	2,124
Acerinox SA	1,123	12,616
African Rainbow Minerals, Ltd.	594	12,096
Agnico-Eagle Mines, Ltd.	800	32,405
Aichi Steel Corp.	1,000	4,033
AK Steel Holding Corp. (L)	1,500	8,805
Alcoa, Inc.	9,000	78,750
Allegheny Technologies, Inc.	845	26,947
Allied Nevada Gold Corp. (I)(L)	825	23,414
Alumina, Ltd.	18,167	14,919
Aluminum Corp. of China, Ltd., H Shares (I)	8,000	3,451
AMCOL International Corp.	100	2,831
Aneka Tambang Tbk PT	33,000	4,732
Angang Steel Company, Ltd., H Shares (I)(L)	10,000	5,526
Anglo American Platinum, Ltd.	276	16,437
Anglo American PLC	5,693	186,787
AngloGold Ashanti, Ltd., ADR (L)	1,100	37,774
Antofagasta PLC	1,948	33,433
APERAM	208	2,744
Aquarius Platinum, Ltd.	2,324	1,713
ArcelorMittal	3,070	47,426
ArcelorMittal Steel South Africa, Ltd. (I)	1,545	9,919
Assore, Ltd.	264	9,672
Aura Minerals, Inc. (I)	1,715	733
AuRico Gold, Inc. (I)	1,784	14,334
Aurizon Mines, Ltd. (I)	1,500	6,807
Aurubis AG	323	15,572
Barrick Gold Corp.	3,662	137,941
BHP Billiton PLC	3,317	189,699
BHP Billiton, Ltd.	2,506	81,687
BHP Billiton, Ltd., ADR	4,360	284,708
BlueScope Steel, Ltd. (I)	25,405	7,879
Boliden AB	2,677	37,446
Canam Group, Inc.	100	491
CAP SA	412	15,180
Carpenter Technology Corp.	400	19,136
Centerra Gold, Inc.	800	5,595
Century Aluminum Company (I)	1,600	11,728
China Metal Recycling Holdings, Ltd. (L)	7,800	5,797
China Molybdenum Company, Ltd.,
H Shares (I)	18,000	6,599
China Rare Earth Holdings, Ltd.	22,000	5,804
China Steel Corp.	41,213	38,772
China Zhongwang Holdings, Ltd. (I)	11,600	4,469
Chung Hung Steel Corp.	7,450	2,023
Cia Minera Autlan SAB de CV	400	435
Cliffs Natural Resources, Inc.	1,300	64,077
Cline Mining Corp. (I)	2,400	1,886
Coeur d’Alene Mines Corp. (I)	700	12,292
Colossus Minerals, Inc. (I)	1,100	3,825
Commercial Metals Company (L)	1,700	21,488
Companhia Siderurgica Nacional SA, ADR (L)	3,950	22,397
Compania de Minas Buenaventura SA, ADR	693	26,320
Compass Minerals International, Inc. (L)	400	30,512
Daido Steel Company, Ltd.	2,000	12,455
Detour Gold Corp. (I)	400	8,058
Dowa Holdings Company, Ltd.	2,000	12,401
DRDGOLD, Ltd.	8,960	5,864
Dundee Precious Metals, Inc. (I)	1,300	7,827
Eastern Platinum, Ltd. (I)	26,100	5,512
Eldorado Gold Corp.	2,834	34,907
Eramet	36	4,161
Eregli Demir ve Celik Fabrikalari TAS	5,799	6,472
Eurasian Natural Resources Corp.	1,380	9,006
Evraz PLC	2,142	8,766
First Majestic Silver Corp (I)	200	2,888
First Quantum Minerals, Ltd.	1,800	31,824
Fortescue Metals Group, Ltd.	3,428	17,520
Fortuna Silver Mines, Inc. (I)	800	2,735
Franco-Nevada Corp. (L)	500	22,611
Freeport-McMoRan Copper & Gold, Inc.	4,700	160,129
Fresnillo PLC	759	17,419
Gem Diamonds, Ltd. (I)	3,004	9,232
General Moly, Inc. (I)(L)	1,500	4,710

The accompanying notes are an integral part of the financial statements.

71

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Metals & Mining (continued)
Gerdau SA	9	$65
Gerdau SA, ADR	3,700	32,412
Globe Specialty Metals, Inc.	858	11,523
Godo Steel, Ltd.	3,000	6,776
Gold Fields, Ltd., ADR	3,655	46,821
Goldcorp, Inc.	3,233	121,718
Golden Star Resources, Ltd. (I)(L)	1,500	1,739
Great Basin Gold, Ltd. (I)	5,000	3,389
Grupo Mexico SAB de CV, Series B	15,008	44,609
Guyana Goldfields, Inc. (I)	396	906
Harmony Gold Mining Company, Ltd., ADR	1,902	17,879
Harry Winston Diamond Corp. (I)	200	2,269
Haynes International, Inc.	100	5,094
Hecla Mining Company (L)	3,200	15,200
Hidili Industry International Development, Ltd.	13,000	3,642
High River Gold Mines, Ltd. (I)	419	473
Hill & Smith Holdings PLC	125	628
Hindalco Industries, Ltd.	7,917	17,203
Hitachi Metals, Ltd.	1,000	11,914
Hoganas AB	200	6,359
Horsehead Holding Corp. (I)	700	6,972
HudBay Minerals, Inc.	1,080	8,327
Hunan Non Ferrous Metal Corp., Ltd.,
H Shares (I)	12,000	3,677
Hyundai Hysco Company, Ltd.	300	10,787
Hyundai Steel Company	304	22,578
IAMGOLD Corp.	2,000	23,652
Iluka Resources, Ltd.	1,855	21,737
Impala Platinum Holdings, Ltd.	2,297	38,199
Independence Group NL	1,343	4,782
Industrias CH SAB de CV (I)	2,500	11,323
Industrias Penoles SAB de CV	590	25,299
Inmet Mining Corp.	300	12,296
Integra Mining, Ltd. (I)	5,144	2,058
International Nickel Indonesia Tbk PT	24,000	6,878
International Tower Hill Mines, Ltd. (I)	1,100	3,101
Ivanhoe Australia, Ltd. (I)	2,621	1,627
Ivanhoe Mines, Ltd. (I)	1,020	10,059
Jaguar Mining, Inc. (I)	600	701
JFE Holdings, Inc.	2,000	33,442
Jiangxi Copper Company Ltd.	9,000	19,949
Jindal Steel & Power, Ltd.	1,814	15,325
JSW Steel, Ltd.	631	7,721
Kagara, Ltd. (I)	15,000	1,842
Kaiser Aluminum Corp.	100	5,184
Kardemir Karabuk Demir Celik Sanayi Ve
Ticaret AS, Class D	6,724	3,730
Katanga Mining, Ltd. (I)	1,200	778
Kazakhmys PLC	1,137	12,944
KGHM Polska Miedz SA	649	28,350
Kingsgate Consolidated, Ltd.	682	3,408
Kinross Gold Corp.	6,178	50,426
Kirkland Lake Gold, Inc. (I)	100	1,077
KISCO Corp.	35	675
KISCO Holdings Company, Ltd.	10	298
Kobe Steel, Ltd.	17,000	20,421
Korea Zinc Company, Ltd.	37	12,558
Kumba Iron Ore, Ltd.	205	13,829
Kumba Resources, Ltd.	603	14,083
Lake Shore Gold Corp. (I)	2,500	2,235
Lingbao Gold Company, Ltd., H Shares	4,000	1,673
Lion Industries Corp. BHD	17,400	6,749
Lonmin PLC, ADR (L)	1,319	16,101
Lundin Mining Corp. (I)	3,005	12,456
MAG Silver Corp. (I)	1,100	9,681
Magnitogorsk Iron & Steel Works, GDR (I)	911	3,347
Major Drilling Group International	300	3,468
Materion Corp.	300	6,909
Mechel, ADR (L)	500	3,225
Medusa Mining, Ltd.	1,338	6,637
Mercator Minerals, Ltd. (I)	2,600	1,405
Midas Holdings, Ltd.	12,000	2,681
Minera Andes Acquisition Corp. (I)	1,530	4,569
Minera Frisco SAB de CV, Class A1 (I)	5,300	22,369
Mitsubishi Materials Corp.	6,000	17,371
MMC Norilsk Nickel, ADR (London
Stock Exchange) (I)	3,607	59,764
Molycorp, Inc. (I)(L)	875	18,856
Mount Gibson Iron, Ltd.	2,570	2,292
Murchison Metals, Ltd. (I)	11,474	5,538
Mytilineos Holdings SA (I)	2,024	6,370
National Aluminium Company, Ltd.	5,523	5,936
New Gold, Inc (I)	2,600	24,797
Newcrest Mining, Ltd.	3,050	70,993
Newmont Mining Corp.	2,500	121,275
Nippon Coke & Engineering Company, Ltd.	3,500	4,603
Nippon Light Metal Company, Ltd.	3,000	3,873
Nippon Steel Corp.	23,000	52,117
Nippon Yakin Kogyo Company, Ltd. (I)	500	714
Nisshin Steel Company	7,000	9,828
Noranda Aluminum Holding Corp.	1,000	7,960
Nordic Mines AB (I)	784	845
Norsk Hydro ASA	5,320	24,010
North American Palladium, Ltd. (I)	200	409
Northam Platinum, Ltd.	2,901	8,306
Northern Dynasty Minerals, Ltd. (I)	500	1,169
Novacopper, Inc. (I)	150	301
Novagold Resources, Inc. (I)	900	4,721
Novolipetsk Steel OJSC, ADR	400	6,516
Nucor Corp. (L)	3,048	115,519
Nyrstar	1,073	6,111
Nyrstar - Strip VVPR (I)	441	1
OceanaGold Corp. (I)	3,000	5,746
Olympic Steel, Inc.	100	1,642
OneSteel, Ltd., ADR (I)	9,891	8,959
Osisko Mining Corp. (I)	1,400	9,626
Outokumpu OYJ (I)	11,376	11,073
OZ Minerals, Ltd.	1,737	14,095
Palabora Mining Company, Ltd.	99	1,566
Pan American Silver Corp.	762	12,896
Pan Australian Resources, Ltd. (I)	4,050	11,533
Panoramic Resources, Ltd.	4,562	2,876
Petropavlovsk PLC	879	6,306
Polymetal International PLC	1,050	15,044
Poongsan Corp.	230	5,501
POSCO, ADR	1,036	83,336
Randgold Resources, Ltd.	381	34,285
Rautaruukki OYJ	824	5,194
Regis Resources, Ltd. (I)	3,549	14,317
Reliance Steel & Aluminum Company	1,100	55,550
Resolute Mining, Ltd. (I)	6,735	9,338
Rex Minerals, Ltd. (I)	1,663	1,347
Rio Tinto PLC, ADR	4,676	223,560
Rio Tinto, Ltd.	1,344	78,999
Royal Gold, Inc.	500	39,200
RTI International Metals, Inc. (I)(L)	400	9,052
Rubicon Minerals Corp. (I)	2,300	7,026
Ruukki Group OYJ (I)	3,552	2,971
Sabina Gold & Silver Corp. (I)	1,600	3,127
Sanyo Special Steel Company, Ltd.	1,000	4,330

The accompanying notes are an integral part of the financial statements.

72

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Metals & Mining (continued)
SeAH Holdings Corp.	19	$1,647
SEMAFO, Inc.	1,800	8,257
Sesa Goa, Ltd.	2,752	9,557
Severstal OAO, GDR	645	7,566
Sherritt International Corp.	3,300	15,883
Shore Gold, Inc. (I)	1,200	230
Shougang Concord International
Enterprises Company, Ltd. (I)	12,000	541
Shougang Fushan Resources Group, Ltd.	16,000	4,159
Silver Lake Resources, Ltd. (I)	946	2,733
Silver Standard Resources, Inc. (I)	600	6,754
Silver Wheaton Corp.	1,200	32,260
Sims Metal Management, Ltd.	789	7,815
Southern Copper Corp.	707	22,278
SSAB AB, Series A	1,479	12,308
SSAB AB, Series B	470	3,394
St Andrew Goldfields, Ltd. (I)	4,000	1,300
St. Barbara, Ltd. (I)	1,706	3,101
Steel Authority of India, Ltd.	3,771	6,182
Steel Dynamics, Inc.	2,400	28,200
Sterlite Industries India Ltd	4,944	9,217
Sterlite Industries India, Ltd., ADR	1,100	8,338
Stillwater Mining Company (I)	1,100	9,394
Straits Metals, Ltd. (I)	839	316
Sumitomo Metal Industries, Ltd.	12,000	19,754
Sumitomo Metal Mining Company, Ltd.	3,000	33,766
Sumitomo Titanium Corp.	100	3,060
SunCoke Energy, Inc. (I)	685	10,035
Tanzanian Royalty Exploration Corp. (I)	1,900	7,745
Taseko Mines, Ltd. (I)	900	2,422
Tata Steel, Ltd.	2,299	18,277
Teck Resources, Ltd.	2,100	65,036
Thompson Creek Metals Company, Inc. (I)	1,300	4,163
ThyssenKrupp AG	2,260	36,818
Timah Tbk PT	35,500	5,248
Timminco, Ltd. (I)	300	3
Titanium Metals Corp.	1,400	15,834
Toho Titanium Company, Ltd.	200	2,156
Toho Zinc Company, Ltd.	1,000	3,950
Tokyo Rope Manufacturing Company, Ltd.	4,000	7,549
Tokyo Steel Manufacturing Company, Ltd.	900	5,310
Ton Yi Industrial Corp.	10,500	5,612
Tubos Reunidos SA	599	1,213
Tung Ho Steel Enterprise Corp.	3,212	3,135
Umicore SA	650	30,048
United States Steel Corp. (L)	1,200	24,720
Universal Stainless & Alloy Products, Inc. (I)	100	4,110
Usha Martin, Ltd.	2,314	1,237
Usinas Siderurgicas de Minas Gerais SA	1,400	5,381
Vale SA (Ordinary A Shares), ADR	6,100	121,085
Vale SA (Preference A Shares), ADR (L)	9,400	183,394
Vedanta Resources PLC (L)	761	10,963
Viohalco SA (I)	1,796	5,258
Voestalpine AG	608	16,120
Walter Energy, Inc.	500	22,080
Welspun Corp, Ltd.	1,168	2,508
Western Areas NL	1,453	6,093
White Energy Company, Ltd.- Australian
Stock Exchange (I)	652	213
Worthington Industries, Inc. (L)	800	16,376
Xingda International Holdings, Ltd.	14,000	4,615
Xinjiang Xinxin Mining Industry
Company, Ltd., H Shares	3,000	613
Xstrata PLC (I)	11,554	145,835
Yamana Gold, Inc.	3,400	52,464
Yamato Kogyo Company, Ltd.	300	8,359
Yeun Chyang Industrial Company, Ltd.	8,000	4,330
Young Poong Corp.	8	6,225
Zijin Mining Group Company, Ltd., H Shares	10,000	3,388

		5,339,521
Paper & Forest Products - 0.3%
Ahlstrom OYJ	478	7,714
Barito Pacific Tbk PT (I)	49,500	2,675
Billerud AB	600	5,549
Buckeye Technologies, Inc.	300	8,547
Canfor Corp. (I)	1,200	14,309
Canfor Pulp Products, Inc.	371	3,917
China Grand Forestry Green
Resources Group, Ltd. (I)	1,300	97
Clearwater Paper Corp. (I)(L)	400	13,648
Daio Paper Corp.	1,000	6,323
Deltic Timber Corp.	100	6,098
Domtar Corp.	400	30,684
Duratex SA	2,748	14,544
Empresas CMPC SA	5,327	21,170
Ence Energia y Celulosa SA	813	1,570
Fibria Celulose SA, ADR (I)	1,104	8,269
Gunns, Ltd. (I)	11,710	1,918
Hansol Paper Company	970	6,739
Holmen AB, Series B	626	17,042
Indah Kiat Pulp and Paper Corp. Tbk PT (I)	38,500	4,332
International Forest Products, Ltd. (I)	300	1,503
International Paper Company	2,827	81,729
KapStone Paper and Packaging Corp. (I)	600	9,510
Lee & Man Paper Manufacturing, Ltd.	10,600	4,287
Louisiana-Pacific Corp. (I)(L)	1,900	20,672
Masisa SA	76,248	7,688
MeadWestvaco Corp.	1,555	44,706
Mercer International, Inc. (I)	900	5,139
Metsa Board OYJ (I)	5,400	13,743
Mitsubishi Paper Mills, Ltd.	2,000	1,986
Mondi PLC	1,385	11,875
Neenah Paper, Inc.	500	13,345
Nine Dragons Paper Holdings, Ltd.	16,000	9,032
Nippon Paper Group, Inc.	800	12,700
Norbord, Inc. (I)	60	780
OJI Paper Company, Ltd.	6,000	23,039
P.H. Glatfelter Company	800	13,096
PaperlinX, Ltd. (I)	2,943	173
Portucel - Empresa Produtora de Pasta
e Papel SA	3,115	7,567
Sappi, Ltd., ADR	3,600	11,484
Schweitzer-Mauduit International, Inc.	100	6,814
Semapa-Sociedade de Investimento & Gestao	1,179	7,355
Sequana SA (I)	1,065	2,319
Sino-Forest Corp. (I)(L)	2,300	0
Sonae Industria SGPS SA (I)	2,576	1,580
Stora Enso OYJ, Series R	3,514	21,688
Svenska Cellulosa AB (A Shares)	349	5,240
Svenska Cellulosa AB (B Shares)	3,599	54,051
Tokushu Tokai Holdings Company, Ltd.	3,000	7,806
UPM-Kymmene OYJ	2,812	31,870
Wausau Paper Corp. (L)	400	3,892
West Fraser Timber Company, Ltd.	300	15,134

		626,948

		12,051,989

The accompanying notes are an integral part of the financial statements.

73

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Telecommunication Services - 2.6%
Diversified Telecommunication Services - 1.7%
AboveNet, Inc. (I)	200	$16,800
Asia Satellite Telecom
Holdings Company, Ltd. (I)	7,000	18,073
AT&T, Inc.	29,095	1,037,528
Atlantic Tele-Network, Inc.	200	6,746
Axtel SAB de CV (I)	14,800	3,306
BCE, Inc.	1,062	43,790
Belgacom SA	803	22,815
Bell Aliant, Inc. (L)	472	11,836
Bezeq The
Israeli Telecommunication Corp., Ltd.	5,098	5,394
BT Group PLC	3,924	130,198
Cable & Wireless Communications PLC	17,566	8,174
Cable & Wireless Worldwide (I)	17,566	10,428
Cbeyond, Inc. (I)	400	2,708
CenturyLink, Inc.	4,165	164,476
China Telecom Corp., Ltd., ADR	320	14,086
China Unicom Hong Kong, Ltd., ADR	3,577	44,891
Chorus, Ltd. (I)	786	1,988
Chunghwa Telecom Company, Ltd., ADR	870	27,344
Cincinnati Bell, Inc. (I)(L)	2,600	9,672
Citic 21CN Company, Ltd. (I)	36,000	1,769
Citic Telecom International Holdings, Ltd.	14,000	2,547
Cogent Communications Group, Inc. (I)	168	3,234
Colt Telecom Group SA (I)	4,670	9,164
Consolidated
Communications Holdings, Inc. (L)	400	5,920
Crown Castle International Corp. (I)	1,200	70,392
Deutsche Telekom AG	11,200	122,867
Elisa OYJ, Class A	806	16,228
France Telecom SA	4,956	65,219
France Telecom SA, ADR	2,398	31,438
Frontier Communications Corp. (L)	9,122	34,937
General Communication, Inc., Class A (I)	1,000	8,310
Hellenic Telecommunications Organization SA	1,308	3,335
HKT Trust and HKT, Ltd.	1,478	1,158
IDT Corp., Class B	500	4,905
iiNET, Ltd.	1,376	4,361
Iliad SA	103	14,903
Inmarsat PLC	3,801	29,238
Iridium Communications, Inc. (I)(L)	1,092	9,784
Jazztel PLC (I)	1,715	9,742
Kcom Group PLC	10,565	11,840
Koninklijke (Royal) KPN NV	5,167	49,476
Level 3 Communications, Inc. (I)	1,253	27,754
LG Uplus Corp.	650	3,163
Lumos Networks Corp.	200	1,890
Mahanagar Telephone Nigam, Ltd. (I)	2	1
Manitoba Telecom Services, Inc.	100	3,257
Netia SA (I)	2,567	4,557
Neutral Tandem, Inc. (I)	300	3,954
Nippon Telegraph & Telephone Corp.	1,400	65,047
Oi SA	1,056	4,970
Oi SA, ADR	168	781
Oi SA, ADR	577	7,120
PCCW, Ltd.	34,000	12,447
Portugal Telecom SGPS SA	4,625	20,327
Premiere Global Services, Inc. (I)(L)	1,100	9,229
Primus Telecommunications Group, Inc.	323	5,029
PT Telekomunikiasi Indonesia Tbk PT, ADR	775	26,993
QSC AG	2,321	6,434
Singapore Telecommunications, Ltd.	28,000	73,215
SureWest Communications	200	4,214
Swisscom AG	63	25,326
TalkTalk Telecom Group PLC	5,942	17,738
Tata Communications, Ltd.	396	1,664
TDC A/S	181	1,258
Tele2 AB, Series B	1,694	26,255
Telecom Corp. of New Zealand, Ltd.	3,933	7,553
Telecom Italia SpA (BrsaItaliana
Stock Exchange)	29,174	28,749
Telecom Plus PLC	342	4,566
Telefonica Brasil SA	600	13,622
Telefonica Brasil SA, ADR	795	19,668
Telefonica O2 Czech Republic AS (I)	718	13,720
Telefonica SA	1,104	14,565
Telefonica SA, ADR (L)	9,743	127,633
Telekom Austria AG	1,428	14,036
Telekomunikacja Polska SA	1,838	8,593
Telenet Group Holding NV	345	15,070
Telenor ASA	2,491	41,544
Teliasonera AB	8,751	55,984
Telkom SA, Ltd., ADR	800	7,352
Telstra Corp., Ltd.	13,157	49,857
TELUS Corp., Non-Voting Shares	573	33,527
Total Access Communication PCL,
Foreign Shares	6,300	14,679
True Corp. PCL (I)	34,600	4,183
Turk Telekomunikasyon AS	2,270	9,284
tw Telecom, Inc. (I)	1,600	41,056
Verizon Communications, Inc.	16,538	734,949
Vivendi SA	4,626	86,000
Windstream Corp. (L)	5,085	49,121
Xl Axiata Tbk PT	2,500	1,633

		3,840,587
Wireless Telecommunication Services - 0.9%
Advanced Info Service PCL	3,000	17,428
Allied Technologies, Ltd.	499	2,967
America Movil SAB de CV, Series L, ADR	6,024	156,985
Axiata Group BHD	6,300	10,880
Bakrie Telecom Tbk PT (I)	471,000	10,030
Bharti Airtel, Ltd.	996	5,485
Cellcom Israel, Ltd.	473	2,915
China Mobile, Ltd., ADR	4,600	251,482
DiGi.Com BHD	11,000	14,762
Drillisch AG	987	9,455
Empresa Nacional de Telecomunicaciones SA	567	10,757
Far EasTone
Telecommunications Company, Ltd.	9,000	19,497
Freenet AG	1,164	16,918
Globe Telecommunications, Inc.	330	8,751
Idea Cellular, Ltd. (I)	4,368	5,971
Indosat Tbk PT	6,000	2,769
Indosat Tbk PT, ADR	131	3,060
KDDI Corp.	9	58,053
Leap Wireless International, Inc. (I)	1,400	9,002
Maxis BHD	6,700	13,516
MetroPCS Communications, Inc. (I)	2,900	17,545
Millicom International Cellular SA, ADR	182	17,171
Mobistar SA (I)	176	6,019
MTN Group, Ltd.	5,855	101,208
NII Holdings, Inc. (I)(L)	1,300	13,299
NTELOS Holdings Corp.	200	3,770
NTT DoCoMo, Inc.	58	96,522
Partner Communications Company, Ltd., ADR	700	2,828
Philippine Long Distance Telephone
Company, ADR	235	14,946

The accompanying notes are an integral part of the financial statements.

74

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Wireless Telecommunication Services (continued)
Reliance Communications, Ltd.	3,426	$3,885
Rogers Communications, Inc., Class B (L)	1,300	47,130
SBA Communications Corp., Class A (I)(L)	800	45,640
Shenandoah Telecommunications Company	200	2,722
SK Telecom Company, Ltd., ADR	400	4,840
Softbank Corp.	2,700	100,384
Sprint Nextel Corp. (I)	26,600	86,716
Taiwan Mobile Company, Ltd.	3,600	11,898
Telephone & Data Systems, Inc.	768	16,351
Tim Participacoes SA	2,500	13,891
Turkcell Iletisim Hizmetleri AS, ADR (I)	1,538	19,302
United States Cellular Corp. (I)	300	11,586
USA Mobility, Inc.	500	6,430
Vimpelcom, Ltd., ADR	1,335	10,827
Vodacom Group, Ltd.	765	8,723
Vodafone Group PLC, ADR	24,165	680,970

		1,975,286

		5,815,873
Utilities - 2.5%
Electric Utilities - 1.2%
Acciona SA (L)	190	11,346
ALLETE, Inc.	300	12,540
American Electric Power Company, Inc.	2,242	89,456
Centrais Eletricas Brasileiras SA	1,200	8,514
Centrais Eletricas Brasileiras SA, ADR,
B Shares	1,100	10,538
Centralschweizerische Kraftwerke AG	13	4,521
CEZ AS	757	26,151
Cheung Kong Infrastructure Holdings, Ltd.	2,000	12,009
Chubu Electric Power Company, Inc.	1,600	25,977
Chugoku Electric Power Company, Inc.	800	13,172
Cia Energetica de Minas Gerais	500	7,916
Cia Energetica de Minas Gerais, ADR	2,387	43,969
Cia General de Electricidad	1,916	8,689
Cia Paranaense de Energia, ADR (L)	300	6,504
Cleco Corp. (L)	500	20,915
CLP Holdings, Ltd.	4,500	38,246
Contact Energy, Ltd. (I)	2,658	10,291
Duke Energy Corp. (I)(L)	6,422	148,091
E.ON AG	8,583	184,882
EDF SA	876	19,503
Edison International	1,488	68,746
EDP - Energias de Portugal SA	7,563	17,867
EDP - Energias do Brasil SA	2,100	13,477
Elia System Operator SA/NV	221	9,093
Empresa Electrica del Norte Grande SA	3,509	8,366
Enea SA	198	944
Enel SpA (L)	17,535	56,587
Energiedienst Holding AG (I)	22	1,066
Enersis SA, ADR	1,231	23,020
Entergy Corp.	800	54,312
Equatorial Energia SA	1,400	10,456
Exelon Corp.	3,137	118,014
Federal Hydrogenerating Company JSC, ADR	6,577	15,773
First Philippine Holdings Corp.	6,300	11,316
FirstEnergy Corp.	1,937	95,281
Fortis, Inc.	900	28,544
Fortum OYJ	1,389	26,392
Great Plains Energy, Inc.	1,000	21,410
Hawaiian Electric Industries, Inc. (L)	900	25,668
Hokkaido Electric Power Company, Inc.	900	11,632
Iberdrola SA (L)	16,300	77,179
IDACORP, Inc.	500	21,040
Iren SpA	1,525	601
ITC Holdings Corp.	500	34,455
Kansai Electric Power Company, Ltd.	1,800	21,563
Korea Electric Power Corp., ADR (I)	1,380	15,428
Kyushu Electric Power Company, Inc.	1,900	22,540
Light SA	700	8,643
Manila Electric Company	2,470	14,908
MGE Energy, Inc.	300	14,190
NextEra Energy, Inc.	1,900	130,739
Northeast Utilities	943	36,598
NV Energy, Inc.	1,800	31,644
OGE Energy Corp.	500	25,895
Otter Tail Corp.	200	4,574
Pepco Holdings, Inc. (L)	900	17,613
Pinnacle West Capital Corp.	600	31,044
PNM Resources, Inc.	600	11,724
Polska Grupa Energetyczna SA	3,010	17,579
Portland General Electric Company	700	18,662
Power Assets Holdings, Ltd.	4,000	30,008
PPL Corp.	2,765	76,895
Progress Energy, Inc.	2,600	156,442
Public Power Corp. SA	1,004	2,407
Red Electrica Corp. SA (L)	538	23,462
Reliance Infrastructure, Ltd.	523	5,288
Romande Energie Holding SA	8	9,487
Shikoku Electric Power Company, Inc.	600	12,740
Spark Infrastructure Group (S)	9,219	14,413
SSE PLC	4,344	94,707
Tata Power Company, Ltd.	4,280	8,110
Tenaga Nasional BHD	8,750	18,640
Terna Participacoes SA	800	26,487
Terna Rete Elettrica Nazionale SpA	4,713	16,981
The Empire District Electric Company (L)	500	10,550
The Southern Company	4,065	188,210
The Tokyo Electric Power Company, Inc. (I)	5,800	11,210
Tohoku Electric Power Company, Inc.	1,800	18,084
Torrent Power, Ltd.	1,000	3,251
UIL Holdings Corp.	400	14,344
Unitil Corp.	200	5,300
UNS Energy Corp.	500	19,205
Verbund AG, Class A	185	4,235
Westar Energy, Inc.	1,000	29,950
Xcel Energy, Inc.	2,120	60,229

		2,738,448
Gas Utilities - 0.3%
AGL Resources, Inc.	586	22,708
APA Group, Ltd.	2,860	14,656
Atmos Energy Corp.	667	23,392
Chesapeake Utilities Corp.	100	4,372
China Gas Holdings, Ltd.	16,000	7,995
China Oil and Gas Group, Ltd. (I)	20,000	1,899
China Resources Gas Group, Ltd.	6,000	10,361
Enagas SA	853	15,566
ENN Energy Holdings, Ltd.	4,000	14,091
Envestra, Ltd.	2,480	1,998
GAIL India, Ltd.	453	2,867
Gas Natural SDG SA	1,886	24,227
Hong Kong & China Gas Company, Ltd.	12,247	26,016
National Fuel Gas Company (L)	400	18,792
New Jersey Resources Corp. (L)	400	17,444
Northwest Natural Gas Company	300	14,280
ONEOK, Inc.	1,400	59,234
Osaka Gas Company, Ltd.	6,000	25,149
Perusahaan Gas Negara Tbk PT	51,000	19,264

The accompanying notes are an integral part of the financial statements.

75

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Gas Utilities (continued)
Piedmont Natural Gas Company, Inc. (L)	559	$17,994
Questar Corp. (L)	1,500	31,290
Saibu Gas Company, Ltd.	4,000	10,489
Samchully Company, Ltd.	69	5,312
Snam SpA	4,918	21,924
South Jersey Industries, Inc.	200	10,194
Southwest Gas Corp.	320	13,968
The Laclede Group, Inc.	400	15,924
Toho Gas Company, Ltd.	2,000	12,421
Tokyo Gas Company, Ltd.	8,000	40,857
Towngas China Company, Ltd.	4,000	2,898
UGI Corp.	900	26,487
Valener, Inc.	130	1,952
WGL Holdings, Inc.	500	19,875

		555,896
Independent Power Producers & Energy Traders - 0.2%
Aboitiz Power Corp.	6,400	5,205
Adani Power, Ltd. (I)	2,436	2,191
Aes Gener SA (I)	12,208	7,070
AES Tiete SA	800	9,878
Algonquin Power & Utilities Corp.	200	1,293
Boralex, Inc. (I)	200	1,674
Calpine Corp. (I)	4,400	72,644
Capital Power Corp.	200	4,671
Capstone Infrastructure Corp.	350	1,379
China Longyuan Power Group Corp., H Shares	13,000	8,562
China Power New Energy
Development Company, Ltd. (I)	100,000	4,028
China Resource Power Holdings, Ltd.	8,000	16,471
Drax Group PLC	2,951	25,936
EDP Renovaveis SA (I)	1,363	4,671
Electric Power Development Company, Ltd.	500	13,113
Empresa Nacional de Electricidad SA, ADR	298	15,207
Energy Development Corp.	82,000	11,744
Energy World Corp., Ltd. (I)	12,838	4,901
Etrion Corp. (I)	662	241
GCL-Poly Energy Holdings, Ltd. (L)	47,596	10,543
Genie Energy, Ltd.	500	3,885
GVK Power & Infrastructure, Ltd. (I)	6,734	1,864
Huaneng Power International, Inc.	500	14,900
Infigen Energy (I)	6,731	1,551
International Power PLC	4,208	27,515
Jaiprakash Power Ventures, Ltd. (I)	5,500	3,443
JSW Energy, Ltd.	1,338	1,258
Maxim Power Corp. (I)	100	187
MPX Energia SA (I)	600	9,201
National Hydroelectric Power Corp. Ltd.	17,228	5,650
Northland Power, Inc.	847	14,842
NRG Energy, Inc. (I)(L)	2,111	36,647
Ormat Technologies, Inc.	600	12,834
PTC India, Ltd.	2,981	3,471
Ram Power Corp. (I)	365	86
Ratchaburi Electricity Generating
Holding PCL	7,200	9,918
Reliance Power, Ltd. (I)	5,453	10,505
Sechilienne-Sidec SA	300	4,226
Terna Energy SA	278	487
The AES Corp. (I)	5,262	67,511
Theolia SA (I)	446	415
Tractebel Energia SA	1,000	18,496
TransAlta Corp.	1,399	23,704

		494,018

Multi-Utilities - 0.7%
A2A SpA (L)	9,798	5,265
Acegas-APS SpA	336	1,517
AGL Energy, Ltd.	1,916	29,057
Alliant Energy Corp.	500	22,785
Ameren Corp.	1,300	43,602
Black Hills Corp. (L)	500	16,085
Canadian Utilities, Ltd.	400	26,107
CenterPoint Energy, Inc.	2,000	41,340
Centrica PLC	19,344	96,433
CH Energy Group, Inc.	200	13,138
CMS Energy Corp. (L)	1,400	32,900
Consolidated Edison, Inc.	1,357	84,392
Dominion Resources, Inc.	2,620	141,480
DTE Energy Company	900	53,397
DUET Group	9,592	18,102
GDF Suez	5,645	134,684
Integrys Energy Group, Inc. (L)	400	22,748
Just Energy Group, Inc. (L)	1,200	13,177
MDU Resources Group, Inc.	700	15,127
MVV Energie AG	69	1,809
National Grid PLC, ADR (L)	1,792	94,958
NiSource, Inc. (L)	1,300	32,175
NorthWestern Corp.	300	11,010
PG&E Corp.	1,865	84,429
Public Service Enterprise Group, Inc.	3,044	98,930
Redes Energeticas Nacionais SA	2,238	5,923
RWE AG	1,999	81,717
SCANA Corp.	500	23,920
Sempra Energy (L)	1,000	68,880
Suez Environnement Company	808	8,698
TECO Energy, Inc.	1,900	34,314
Vector, Ltd.	1,058	2,275
Vectren Corp.	500	14,760
Veolia Environnement SA	793	10,035
Wisconsin Energy Corp.	1,100	43,527
YTL Corp. BHD	20,154	12,876

		1,441,572
Water Utilities - 0.1%
Aguas Andinas SA	1,641	1,016
American States Water Company (L)	200	7,916
American Water Works Company, Inc.	900	30,852
Aqua America, Inc. (L)	1,084	27,057
Cadiz, Inc. (I)	400	2,884
California Water Service Group	400	7,388
Cia de Saneamento de Minas Gerais	300	6,497
Companhia de Saneamento Basico de Estado
de Sao Paulo, ADR (L)	650	49,309
Connecticut Water Service, Inc.	200	5,796
Consolidated Water Company, Ltd.	400	3,316
Guangdong Investment, Ltd.	18,000	13,006
Hyflux, Ltd.	6,000	6,426
Inversiones Aguas Metropolitanas SA	2,737	4,586
Manila Water Company, Inc.	7,000	4,091
Middlesex Water Company	200	3,800
Pennon Group PLC	2,175	26,029
Severn Trent PLC	1,206	31,240
SJW Corp. (L)	300	7,203
Thai Tap Water Supply PCL	15,100	3,114
United Utilities Group PLC	3,867	40,915
York Water Company	200	3,578

The accompanying notes are an integral part of the financial statements.

76

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Water Utilities (continued)
YTL Power International BHD	13,100	$7,280

		293,299

		5,523,233

TOTAL COMMON STOCKS (Cost $131,545,340)		$158,416,746

PREFERRED SECURITIES - 0.1%
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Porsche Automobil Holding SE	906	45,115
Diversified Consumer Services - 0.0%
Kroton Educacional SA (I)	8	9
Leisure Equipment & Products - 0.0%
Forjas Taurus SA	554	634
Multiline Retail - 0.0%
Lojas Americanas SA	1,484	9,791
Textiles, Apparel & Luxury Goods - 0.0%
Sao Paulo Alpargatas SA	1,870	12,476

		68,025
Consumer Staples - 0.0%
Beverages - 0.0%
Embotelladora Andina SA, Class A	2,425	10,606
Embotelladora Andina SA, Class B	1,067	5,838

		16,444
Food & Staples Retailing - 0.0%
Cia Brasileira de Distribuicao Grupo Pao
de Acucar	4	159

		16,603
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Petroleo Brasileiro SA	1,000	9,086
Financials - 0.0%
Commercial Banks - 0.0%
Banco Daycoval SA	600	2,814
Banco do Estado do Rio Grande do Sul SA	1,000	7,070
Itau Unibanco Holding SA	800	11,268

		21,152
Diversified Financial Services - 0.0%
Banco ABC Brasil SA	1,800	8,559

		29,711
Industrials - 0.0%
Building Products - 0.0%
Eucatex SA Industria e Comercio (I)	900	3,204
Commercial Services & Supplies - 0.0%
Contax Participacoes SA	400	4,401
Machinery - 0.0%
Marcopolo SA	2,500	11,265
Randon Participacoes SA	1,200	5,377

		16,642

		24,247
Materials - 0.0%
Containers & Packaging - 0.0%
Klabin SA	6,500	29,450
Metals & Mining - 0.0%
Companhia de Ferro Ligas da Bahia	300	1,688
Gerdau SA	875	7,711
Usinas Siderurgicas de Minas Gerais SA	3,400	10,699

		20,098
Paper & Forest Products - 0.0%
Suzano Papel e Celulose SA	2,750	5,436

		54,984
Telecommunication Services - 0.0%
Diversified Telecommunication Services - 0.0%
OI SA	1,348	5,538
Telefonica Brasil SA	314	7,814

		13,352

		13,352
Utilities - 0.0%
Electric Utilities - 0.0%
Cia Energetica do Ceara	200	3,832
Companhia de Transmissao de Energia
Eletrica Paulista	200	6,383

		10,215
Independent Power Producers & Energy Traders - 0.0%
AES Tiete SA	800	11,388
Companhia Energetica de Sao Paulo	900	16,445

		27,833

		38,048

TOTAL PREFERRED SECURITIES (Cost $259,675)		$254,056

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 28.9%
U.S. Government - 9.7%
U.S. Treasury Bonds
6.000%, 02/15/2026	$750,000	$1,100,391
6.750%, 08/15/2026	1,400,000	2,197,563
6.875%, 08/15/2025	525,000	820,641
7.500%, 11/15/2024	675,000	1,091,707
8.875%, 08/15/2017	1,409,000	1,983,607
9.250%, 02/15/2016	2,015,000	2,642,797
9.875%, 11/15/2015	370,000	485,972
10.625%, 08/15/2015	2,081,000	2,736,677
11.250%, 02/15/2015	466,000	597,390
U.S. Treasury Notes
2.250%, 07/31/2018	2,500,000	2,692,970
2.625%, 02/29/2016	1,750,000	1,883,847
2.750%, 02/15/2019	1,200,000	1,332,656
3.625%, 02/15/2020	1,900,000	2,236,507

		21,802,725
U.S. Government Agency - 19.2%
Federal Farm Credit Bank
3.400%, 06/04/2018	1,000,000	1,133,470
3.650%, 12/21/2020	1,100,000	1,247,615
4.875%, 12/16/2015 to 01/17/2017	3,700,000	4,335,626
5.125%, 08/25/2016	2,200,000	2,553,082
5.220%, 05/15/2023	2,480,000	3,119,510
5.250%, 03/06/2023	1,135,000	1,412,647
Federal Home Loan Bank
3.375%, 06/12/2020	500,000	557,484
3.625%, 03/10/2017	800,000	897,125
4.375%, 03/13/2026	900,000	1,069,313
4.500%, 09/13/2019	1,850,000	2,221,016
4.750%, 12/16/2016	2,650,000	3,101,295
4.875%, 05/17/2017	1,900,000	2,269,162
5.000%, 12/21/2015 to 11/17/2017	2,600,000	3,023,168

The accompanying notes are an integral part of the financial statements.

77

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)

	Shares or Principal Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Bank (continued)
5.125%, 10/19/2016	$1,750,000	$2,061,719
5.250%, 12/09/2022	1,155,000	1,476,767
5.365%, 09/09/2024	800,000	1,036,572
5.375%, 05/18/2016 to 05/15/2019	2,850,000	3,422,318
5.625%, 06/11/2021	905,000	1,163,778
Tennessee Valley Authority
4.500%, 04/01/2018	1,300,000	1,533,961
5.500%, 07/18/2017	1,250,000	1,520,715
6.250%, 12/15/2017	2,986,000	3,796,296

		42,952,639

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $59,234,149)		$64,755,364

RIGHTS - 0.0%
Cencosud SA (Expiration Date: 07/21/2012;
Strike Price: CLP 2600) (I)	351	$113
Ivanhoe Mines, Ltd. (Expiration Date:
07/19/2012; Strike Price: $7.00) (I)	1,020	922
La Seda de Barcelona SA (Expiration Date:
01/10/2013; Strike Price: EUR 1.00) (I)	106	1
Nordic Mines AB (Expiration Date:
07/05/2012; Strike Price: SEK 6.00) (I)	784	84
Repsol YPF SA (Expiration Date: 07/05/2012;
Strike Price: EUR 0.554) (I)	2,681	1,880
Sacyr Vallehermoso SA (Expiration
Date: 07/16/2012) (I)(N)	297	26
Uniqa Versicherungen AG (Expiration Date:
07/12/2012; Strike Price: EUR 10.5) (I)	343	30
Zardoya Otis SA (Expiration
Date: 07/05/2012) (I)(N)	1,218	658

TOTAL RIGHTS (Cost $4,828)		$3,714

SECURITIES LENDING COLLATERAL - 6.4%
John Hancock Collateral
Investment Trust, 0.3542% (W)(Y)	1,444,823	14,459,210

TOTAL SECURITIES LENDING
COLLATERAL (Cost $14,459,520)		$14,459,210

SHORT-TERM INVESTMENTS - 0.1%
Money Market Funds - 0.1%
State Street Institutional Liquid Reserves
Fund, 0.0317% (Y)	178,275	178,275

TOTAL SHORT-TERM INVESTMENTS (Cost $178,275)		$178,275

Total Investments (Disciplined Diversification Trust)
(Cost $205,681,787) - 106.1%		$238,067,365
Other assets and liabilities, net - (6.1%)		(13,653,376)

TOTAL NET ASSETS - 100.0%		$224,413,989

Emerging Markets Value Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 97.5%
Brazil - 9.8%
B2W Companhia Global Do Varejo (I)	7,000	$20,388
Banco Alfa de Investimento SA	35,300	88,228
Banco Santander Brasil SA, ADR (L)	1,309,081	10,145,378
Bematech SA	98,850	190,465
BM&F Bovespa SA	2,810,400	14,342,345
Brasilagro - Companhia Brasileira De
Propriedades Agricolas (I)	12,800	47,478
Brookfield Incorporacoes SA	464,545	765,568
Camargo Correa
Desenvolvimento Imobiliario SA (I)	121,650	327,065
Cia Providencia Industria e Comercio SA	52,100	163,420
CR2 Empreendimentos Imobiliarios SA	9,300	22,642
Even Construtora e Incorporadora SA	261,400	890,205
Fertilizantes Heringer SA (I)	21,600	134,106
Fibria Celulose SA	94,998	703,794
Fibria Celulose SA, ADR (L)	311,742	2,334,948
Forjas Taurus SA	7,434	9,549
Gafisa SA	393,561	515,343
Gafisa SA, ADR (L)	151,219	384,096
Gerdau SA	169,029	1,229,531
Gerdau SA, ADR (L)	934,098	8,182,698
Grendene SA	80,300	419,791
Hypermarcas SA	457,222	2,702,129
Industrias Romi SA	111,700	333,682
Inepar SA Industria E Construcoes	12,300	12,370
JBS SA (I)	1,268,123	3,807,210
Log-in Logistica Intermodal SA (I)	123,900	444,152
Magnesita Refratarios SA	353,056	1,124,998
Marfrig Frigorificos e Comercio
de Alimentos SA	354,847	1,650,122
Metalfrio Solutions SA (I)	21,100	39,500
Minerva SA	52,000	219,547
Paranapanema SA	511,050	559,776
PDG Realty SA Empreendimentos
e Participacoes	1,292,389	2,258,544
Petroleo Brasileiro SA	281,342	2,647,430
Petroleo Brasileiro SA (Class A), ADR (L)	1,254,765	22,761,437
Petroleo Brasileiro SA, ADR	861,825	16,176,455
Plascar Participacoes Industriais SA	4,800	1,960
Positivo Informatica SA	102,700	287,877
Profarma Distribuidora de
Produtos Farmaceuticos SA	20,000	100,573
Rodobens Negocios Imobiliarios SA	63,500	347,456
Rossi Residencial SA	200,309	491,672
Sao Carlos Empreendimentos
e Participacoes SA	9,905	172,111
Sao Martinho SA	66,201	680,303
SLC Agricola SA	44,600	443,890
Springs Global Participacoes SA (I)	74,733	98,230
Tecnisa SA	48,022	176,451
Tereos Internacional SA	56,400	70,763
TPI - Triunfo Participacoes e Investimentos SA	39,410	147,162
Trisul SA	56,446	68,854
Usinas Siderurgicas de Minas Gerais SA	319,300	1,227,282
Vanguarda Agro SA (I)	1,000,864	189,359
Viver Incorporadora e Construtora SA (I)	539,950	403,249

		100,561,582
Chile - 1.9%
Cementos Bio-Bio SA	50,384	73,954
Cia General de Electricidad	46,090	209,027
Companhia Sudamericana de Vapores SA	2,193,921	261,562
Cristalerias de Chile SA	66,213	513,704
Empresas CMPC SA	1,737,226	6,903,804
Empresas Copec SA	108,030	1,595,349
Empresas Hites SA	25,875	18,860
Empresas Iansa SA	1,776,092	126,623
Empresas La Polar SA	141,268	88,866

The accompanying notes are an integral part of the financial statements.

78

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Chile (continued)
Enersis SA, ADR	371,730	$6,951,351
Gasco SA	130,347	885,032
Inversiones Aguas Metropolitanas SA	143,323	240,136
Madeco SA	10,353,871	396,993
Masisa SA	4,707,749	474,676
Paz Corp. SA	73,479	36,538
Ripley Corp. SA	328,912	311,342
Salfacorp SA	28,153	58,189
Sociedad Matriz SAAM SA (I)	2,070,397	223,268
Socovesa SA	223,418	96,818
Vina Concha Y Toro SA	3,019	5,908
Vina San Pedro Tarapaca SA	19,029,176	113,624

		19,585,624
China - 9.7%
361 Degrees International, Ltd.	523,000	117,873
A8 Digital Music Holdings, Ltd. (I)	16,000	1,736
Agile Property Holdings, Ltd.	760,000	991,244
Agricultural Bank of China, Ltd., H Shares	11,169,000	4,509,380
Aluminum Corp. of China, Ltd.,
H Shares (I)(L)	628,000	270,907
Angang Steel Company, Ltd., H Shares (I)(L)	1,318,000	728,347
Anhui Tianda Oil Pipe Company, Ltd.,
H Shares	135,000	20,796
Anton Oilfield Services Group	1,026,000	169,123
Asia Cement China Holdings Corp.	265,500	118,852
Bank of China, Ltd., H Shares	64,081,694	24,520,277
Bank of Communications Company, Ltd.,
H Shares	7,526,876	5,106,827
Baoye Group Company, Ltd., H Shares	376,000	178,063
Beijing Capital International Airport
Company, Ltd., H Shares	2,612,000	1,597,387
Beijing Capital Land, Ltd., H Shares	1,272,000	379,778
Beijing Jingkelong Company, Ltd., H Shares	38,000	28,291
Beijing North Star Company, H Shares	866,000	161,504
Besunyen Holdings Co Ltd. (I)	321,000	30,520
Boer Power Holdings Ltd.	117,000	39,458
BYD Electronic International Company, Ltd.	947,500	192,731
Catic Shenzhen Holdings, Ltd., H Shares	152,000	57,169
Changshouhua Food Co Ltd.	91,000	47,185
China Aoyuan Property Group, Ltd.	1,387,000	187,817
China Automation Group, Ltd.	388,000	92,755
China Citic Bank Corp., Ltd., H Shares	6,750,775	3,482,167
China Coal Energy Company, Ltd., H Shares	3,748,000	3,115,965
China Communications Construction
Company, Ltd., H Shares	4,413,555	3,915,771
China Communications Services Corp., Ltd.,
H Shares	2,611,200	1,294,534
China Construction Bank Corp., H Shares	500,000	344,737
China COSCO Holdings Company, Ltd.,
H Shares (I)(L)	1,826,500	818,697
China Dongxiang Group Company (I)	2,254,000	205,611
China Huiyuan Juice Group, Ltd. (I)	1,032,500	370,698
China ITS Holdings Company, Ltd. (I)	528,000	82,106
China Minsheng Banking Corp., Ltd., H Shares	4,580,500	4,095,909
China Molybdenum Company, Ltd.,
H Shares (I)	599,000	219,593
China National Materials Company, Ltd.,
H Shares	832,000	258,930
China Nickel Resources
Holding Company, Ltd. (I)	518,000	39,519
China Petroleum & Chemical Corp., ADR	146,867	13,099,068
China Petroleum & Chemical Corp., H Shares	4,167,439	3,735,815
China Qinfa Group, Ltd. (I)	236,000	31,504
China Railway Construction Corp., H Shares	1,993,165	1,676,870
China Rare Earth Holdings, Ltd.	1,000,000	263,831
China Rongsheng Heavy Industry
Group Company, Ltd.	1,175,000	275,029
China Sanjiang Fine Chemicals Co Ltd.	170,000	44,037
China SCE Property Holdings, Ltd.	71,000	16,142
China Shipping Container Lines Company, Ltd.,
H Shares (I)(L)	4,448,150	1,086,001
China Shipping Development Company, Ltd.,
H Shares	920,000	435,172
China Singyes Solar
Technologies Holdings, Ltd.	103,200	38,874
China Southern Airlines Company, Ltd.,
H Shares	1,138,000	505,992
China Sunshine Paper Holdings Company, Ltd.	5,000	578
China Tontine Wines Group Ltd.	248,000	23,849
China Wireless Technologies, Ltd.	788,000	131,837
China Yurun Food Group, Ltd. (I)(L)	905,000	798,896
China Zhongwang Holdings, Ltd. (I)(L)	876,000	337,470
Chongqing Iron & Steel Company, Ltd.,
H Shares (I)	654,000	87,673
Chongqing Machinery & Electric
Company, Ltd., H Shares	486,000	65,961
Chu Kong Petroleum & Natural Gas Steel
Pipe Holdings, Ltd.	164,000	46,762
Comtec Solar Systems Group Ltd. (I)	314,000	39,468
CPMC Holdings, Ltd.	64,000	39,379
Dalian Port PDA Company, Ltd., H Shares	586,000	131,431
Evergreen International Holdings, Ltd.	122,000	27,160
Fantasia Holdings Group Company, Ltd.	763,500	82,509
Fosun International, Ltd.	2,296,500	1,196,045
Fufeng Group, Ltd.	291,000	110,557
Great Wall Technology Company, Ltd.,
H Shares	324,942	58,626
Greentown China Holdings, Ltd. (I)	770,500	807,592
Guangshen Railway Company, Ltd., ADR (L)	35,688	536,034
Guangzhou Automobile Group Company, Ltd.,
H Shares	1,948,415	1,639,780
Guangzhou R&F Properties Company, Ltd.,
H Shares (L)	420,400	561,408
Hainan Meilan International Airport
Company, Ltd., H Shares (I)	201,000	117,229
Harbin Power Equipment Company, Ltd.,
H Shares	888,000	720,315
Hidili Industry International Development, Ltd.	1,278,000	358,075
Honghua Group, Ltd.	1,182,000	191,190
Hunan Non Ferrous Metal Corp., Ltd.,
H Shares (I)	248,000	75,994
International Taifeng Holdings, Ltd.	204,000	50,119
Kaisa Group Holdings, Ltd. (I)	1,211,000	237,230
Leoch International Technology Ltd.	102,000	18,304
Lingbao Gold Company, Ltd., H Shares	140,000	58,547
Maanshan Iron & Steel Company, Ltd.,
H Shares (I)(L)	1,866,000	433,230
Maoye International Holdings, Ltd.	214,000	39,402
Metallurgical Corp. of China, Ltd., H Shares (I)	1,936,000	415,291
O-Net Communications Group, Ltd.	244,000	64,843
PCD Stores Group, Ltd.	2,302,000	216,388
Peak Sport Products Company, Ltd. (L)	570,000	97,185
Powerlong Real Estate Holdings, Ltd.	627,000	98,259
Qunxing Paper Holdings Company, Ltd.	634,371	168,774
Regent Manner International, Ltd.	360,000	80,051
Renhe Commercial Holdings Company, Ltd.	3,604,000	147,676
Semiconductor Manufacturing
International Corp., ADR (I)	140,377	230,218

The accompanying notes are an integral part of the financial statements.

79

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
China (continued)
Semiconductor
Manufacturing International Corp. (I)	15,570,000	$528,703
Shandong Chenming Paper Holdings, Ltd.,
H Shares	335,500	136,278
Shandong Xinhua Pharmaceutical
Company, Ltd., H Shares	92,000	23,422
Shanghai Jin Jiang International Hotels Group
Company, Ltd., H Shares	848,000	113,080
Shanghai Prime Machinery Company, Ltd.,
H Shares	962,000	131,126
Shengli Oil & Gas Pipe Holdings, Ltd.	268,500	19,486
Shui On Land, Ltd. (L)	3,015,745	1,231,943
Sichuan Xinhua Winshare Chainstore
Company, Ltd., H Shares	641,000	275,465
Sijia Group Co	93,000	26,170
Sino Dragon New Energy Holdings, Ltd. (I)	488,000	15,130
Sino-Ocean Land Holdings, Ltd.	4,137,624	2,076,463
Sinotrans, Ltd., H Shares	2,019,000	329,697
Sinotruk Hong Kong, Ltd.	836,500	502,266
Soho China, Ltd.	2,544,000	1,954,864
SPG Land Holdings, Ltd. (I)	353,625	76,506
Sunac China Holdings Ltd.	248,000	104,896
Sunny Optical Technology
Group Company, Ltd.	209,000	71,335
Tiangong International Company, Ltd.	478,000	95,221
Tianneng Power International, Ltd.	192,000	102,066
Travelsky Technology, Ltd., H Shares	1,285,500	664,066
Weiqiao Textile Company, H Shares	603,000	224,199
Wuyi International
Pharmaceutical Company, Ltd.	317,500	17,046
Xiamen International Port Company, Ltd.,
H Shares	1,372,000	138,719
Xingda International Holdings, Ltd.	607,000	200,073
Xinjiang Goldwind Science & Technology
Company, Ltd., H Shares	158,000	58,913
Xinjiang Xinxin Mining Industry
Company, Ltd., H Shares	903,000	184,391
Xiwang Sugar Holdings Company, Ltd.	665,717	63,324
Yantai North Andre Juice Co	150,000	5,428
Yuzhou Properties Company	158,400	33,426
Zhejiang Glass Company, Ltd., H Shares (I)	162,000	0
Zhong An Real Estate, Ltd. (I)	801,600	91,528

		99,037,157
Czech Republic - 0.4%
Komercni Banka AS	11,387	1,978,465
Pegas Nonwovens SA	22,565	480,235
Telefonica O2 Czech Republic AS (I)	551	10,529
Unipetrol AS (I)(L)	214,695	1,820,022

		4,289,251
Hong Kong - 4.8%
AMVIG Holdings, Ltd.	494,000	217,931
Asian Citrus Holdings, Ltd.	324,000	182,440
Asian Union New Media Group, Ltd. (I)	440,000	4,600
Avic International Holding HK, Ltd. (I)	1,840,152	58,516
Beijing Development Hong Kong, Ltd. (I)	231,000	37,603
Beijing Enterprises Holdings, Ltd.	522,500	3,153,735
Beijing Enterprises Water Group, Ltd.	54,000	10,192
Beijing Properties Holdings Ltd. (I)	176,000	9,357
C C Land Holdings, Ltd.	822,084	199,029
Carnival Group International Holdings Ltd. (I)	134,000	5,195
Central China Real Estate, Ltd.	531,732	137,331
Centron Telecom International Holdings, Ltd.	272,157	30,740
Chaoda Modern Agriculture Holdings, Ltd. (I)	3,056,474	244,494
Chigo Holding Ltd. (I)	2,796,000	71,540
China Aerospace International Holdings, Ltd.	1,971,200	154,346
China Agri-Industries Holdings, Ltd.	1,361,000	747,257
China All Access Holdings Ltd.	244,000	51,561
China Chengtong Development Group, Ltd.	526,000	19,842
China Energine International Holdings, Ltd. (I)	857,853	25,920
China Everbright, Ltd.	998,000	1,428,022
China Glass Holdings, Ltd.	238,000	31,263
China Grand Forestry Green
Resources Group, Ltd. (I)	331,800	24,848
China Green Holdings, Ltd. (I)(L)	422,627	96,370
China Haidian Holdings, Ltd.	1,124,000	121,090
China High Precision Automation Group, Ltd.	18,000	6,230
China High Speed Transmission Equipment
Group Company, Ltd.	938,000	294,208
China Lumena New Materials Corp. (L)	2,036,000	346,972
China Merchants Holdings
International Company, Ltd.	156,000	476,124
China Metal Recycling Holdings, Ltd.	180,600	134,213
China Ocean Resources Company, Ltd.	8,670	30,234
China Oil and Gas Group, Ltd. (I)	2,400,000	227,881
China Pharmaceutical Group, Ltd. (I)	1,074,000	271,147
China Properties Group, Ltd. (I)	724,000	246,478
China South City Holdings Ltd.	956,000	139,999
China Starch Holdings, Ltd.	1,415,000	42,318
China Tianyi Holdings, Ltd. (I)	128,000	19,146
China Travel International Investment
Hong Kong, Ltd.	4,134,000	775,102
China Unicom Hong Kong, Ltd.	4,504,000	5,646,941
China Unicom Hong Kong, Ltd., ADR	214,448	2,691,322
China Vanadium Titano - Magnetite
Mining Company, Ltd.	411,000	67,278
CIMC Enric Holdings, Ltd.	104,000	56,743
Citic Pacific, Ltd.	1,524,000	2,322,900
Citic Resources Holdings, Ltd. (I)	3,528,000	584,703
Coastal Greenland, Ltd. (I)	710,000	24,462
Cosco International Holdings, Ltd.	925,625	357,680
COSCO Pacific, Ltd.	1,546,000	2,126,299
Coslight Technology
International Group, Ltd. (I)	150,000	38,045
DaChan Food Asia, Ltd.	612,000	114,710
Dawnrays Pharmaceutical Holdings, Ltd.	44,000	10,834
Dynasty Fine Wines Group, Ltd. (I)	330,000	54,914
Franshion Properties China, Ltd.	3,012,000	914,779
GCL-Poly Energy Holdings, Ltd. (L)	5,019,000	1,111,730
Global Bio-Chem Technology
Group Company, Ltd.	2,520,000	367,500
Global Sweeteners Holdings, Ltd. (I)	148,000	9,350
Glorious Property Holdings, Ltd. (I)	2,284,000	403,772
Golden Meditech Holdings, Ltd. (I)	828,000	89,025
Goldlion Holdings, Ltd.	261,000	108,014
GOME Electrical Appliances Holdings, Ltd. (I)	8,845,000	1,178,550
Heng Tai Consumables Group, Ltd. (I)	3,363,862	83,700
HKC Holdings, Ltd.	4,298,149	158,887
Hong Kong Energy Holdings, Ltd. (I)	295,622	6,766
Hopson Development Holdings, Ltd. (I)(L)	850,000	509,607
Hua Han Bio-Pharmaceutical Holdings, Ltd.,
H Shares	679,040	122,486
Huscoke Resources Holdings, Ltd. (I)	2,258,000	29,237
Hutchison Harbour Ring, Ltd.	536,000	42,311
Inspur International, Ltd.	2,440,000	71,347
Ju Teng International Holdings, Ltd.	778,000	223,257
Kai Yuan Holdings, Ltd. (I)	2,980,000	79,067
Kingboard Chemical Holdings, Ltd.	630,525	1,225,978
Kingboard Laminates Holdings, Ltd.	244,500	90,495

The accompanying notes are an integral part of the financial statements.

80

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Hong Kong (continued)
Kingway Brewery Holdings, Ltd.	578,000	$189,839
KWG Property Holding, Ltd.	1,117,013	710,580
Lai Fung Holdings, Ltd.	8,970,000	160,143
Lee & Man Paper Manufacturing, Ltd.	674,000	272,586
Lijun International
Pharmaceutical Holding, Ltd.	305,000	82,437
Lonking Holdings, Ltd.	717,000	173,133
Loudong General Nice Resources
China Holdings, Ltd. (I)	590,400	31,963
MIN XIN Holdings, Ltd.	116,000	63,366
Mingyuan Medicare
Development Company, Ltd. (I)	1,830,000	38,353
Minmetals Land, Ltd.	798,000	97,773
Minth Group, Ltd.	214,000	232,247
Nan Hai Corp., Ltd. (I)	27,150,000	126,795
Neo-China Land Group Holdings, Ltd. (I)	775,000	151,225
NetDragon Websoft, Inc.	91,500	80,594
New World China Land, Ltd.	2,335,200	956,620
New World Department Store China, Ltd.	51,000	27,608
Nine Dragons Paper Holdings, Ltd.	872,000	492,247
PetroAsian Energy Holdings, Ltd. (I)	600,000	12,430
Poly Hong Kong Investment, Ltd. (I)(L)	1,500,453	817,729
Pou Sheng International Holdings, Ltd. (I)	503,000	41,195
Prosperity International Holdings HK, Ltd.	1,320,000	57,375
Qin Jia Yuan Media Services Company, Ltd.	2,505,320	29,148
Qingling Motors Company, Ltd., H Shares	1,054,000	254,233
Real Nutriceutical Group Ltd.	529,000	117,329
REXLot Holdings, Ltd.	4,434,921	317,887
Royale Furniture Holdings Ltd	138,500	24,956
Samson Holding, Ltd.	361,548	43,300
Shanghai Industrial Holdings, Ltd.	620,000	1,646,363
Shanghai Zendai Property, Ltd. (I)	2,530,000	38,323
Shenzhen International Holdings, Ltd.	10,320,000	636,717
Shenzhen Investment, Ltd.	2,476,000	589,911
Shimao Property Holdings, Ltd., GDR (L)	1,805,000	2,799,893
Shougang Concord International
Enterprises Company, Ltd. (I)	4,306,000	194,223
Shougang Fushan Resources Group, Ltd.	2,306,000	599,373
Silver Grant International, Ltd.	1,072,000	198,323
Sim Technology Group, Ltd. (I)	650,000	36,059
Sino Oil And Gas Holdings, Ltd. (I)	2,660,000	64,708
Sino Prosper State Gold
Resources Holdings, Ltd. (I)	365,000	17,467
Sinofert Holdings, Ltd.	2,924,000	454,642
Sinolink Worldwide Holdings, Ltd. (I)	2,292,000	149,137
Sinomedia Holding, Ltd.	61,139	23,867
Sinotrans Shipping, Ltd.	842,000	197,966
Skyworth Digital Holdings, Ltd. (L)	1,580,380	708,370
Smi Corp. Ltd. (I)	1,280,000	28,170
Solargiga Energy Holdings, Ltd. (I)	354,000	27,910
SRE Group, Ltd. (I)	3,206,857	137,641
TAK Sing Alliance Holdings, Ltd.	182,675	19,933
TCC International Holdings, Ltd.	696,000	185,200
TCL Communication
Technology Holdings, Ltd.	285,000	91,137
TCL Multimedia Technology Holdings, Ltd.	737,200	399,960
Texhong Textile Group, Ltd. (I)	20,000	7,555
Tian An China Investment, Ltd.	741,000	407,142
Tianjin Port Development Holdings, Ltd.	744,000	87,183
Tomson Group, Ltd.	386,807	80,478
TPV Technology, Ltd.	583,684	118,777
Truly International Holdings, Ltd.	987,000	141,089
Vodone, Ltd.	1,977,400	163,320
Wasion Group Holdings, Ltd.	318,000	124,311
Welling Holding, Ltd.	36,000	5,876
Yanchang Petroleum International, Ltd. (I)	2,560,000	199,289
Yuexiu Property Company, Ltd.	7,105,250	1,753,325

		48,932,692
Hungary - 0.5%
Danubius Hotel and Spa PLC (I)	6,805	73,758
EGIS Pharmaceuticals PLC	3,776	245,127
Fotex Holding SE (I)	8,707	5,730
OTP Bank PLC (L)	282,692	4,497,585

		4,822,200
India - 7.5%
Aarti Industries, Ltd.	51,087	67,442
Aban Offshore, Ltd.	15,263	106,996
ABG Shipyard, Ltd.	7,189	48,118
Adani Enterprises, Ltd.	100,814	405,575
Aditya Birla Nuvo, Ltd.	55,261	808,548
Alembic Pharmaceuticals, Ltd. (I)	38,283	38,132
Alembic, Ltd. (I)	73,121	20,514
Allahabad Bank	186,565	502,434
Alok Industries, Ltd.	568,576	181,702
Amtek Auto, Ltd.	146,074	279,021
Anant Raj Industries, Ltd.	52,525	45,388
Andhra Bank	198,888	424,563
Ansal Properties & Infrastructure, Ltd.	30,966	15,398
Apollo Tyres, Ltd.	226,563	323,751
Arvind, Ltd. (I)	104,084	139,138
Ashok Leyland, Ltd.	1,096,572	494,715
Aurobindo Pharma, Ltd.	74,149	146,903
Bajaj Auto Finance, Ltd.	13,541	221,463
Bajaj Hindusthan, Ltd.	344,964	184,943
Bajaj Holdings and Investment, Ltd.	49,562	694,601
Ballarpur Industries, Ltd.	403,880	151,595
Balmer Lawrie & Company, Ltd.	5,100	52,507
Balrampur Chini Mills, Ltd.	206,266	193,823
Bank of Baroda	88,490	1,203,641
Bank of India	114,231	714,072
Bank of Maharashtra	152,501	135,418
BEML, Ltd.	14,453	98,919
Bhushan Steel, Ltd.	43,136	360,063
Birla Corp., Ltd.	41,435	168,008
Bombay Burmah Trading Company, Ltd.	3,000	30,488
Bombay Dyeing &
Manufacturing Company, Ltd.	4,919	47,567
Bombay Rayon Fashions, Ltd.	7,468	32,092
Brigade Enterprises, Ltd.	1,477	1,466
Cairn India, Ltd. (I)	631,653	3,500,639
Canara Bank	98,171	727,907
Central Bank of India	54,446	80,890
Century Textile & Industries, Ltd.	34,929	194,940
City Union Bank, Ltd.	162,675	151,960
Corporation Bank	11,690	87,402
Dalmia Bharat Enterprises, Ltd.	12,925	26,056
Dalmia Bharat Sugar & Industries, Ltd.	9,299	2,219
Db Realty Ltd. (I)	35,138	51,395
DCM Shriram Consolidated, Ltd.	39,804	36,371
Deccan Chronicle Holdings, Ltd. (I)	24,252	13,890
Deepak Fertilizers & Petrochemicals Corp., Ltd.	28,839	69,213
Dena Bank	27,208	48,432
Development Credit Bank, Ltd. (I)	121,079	94,440
Dhanlaxmi Bank, Ltd.	27,338	26,708
DLF, Ltd.	430,090	1,542,280
Dredging Corp. of India, Ltd. (I)	1,365	6,595
Edelweiss Capital, Ltd.	304,550	171,981
Educomp Solutions, Ltd.	42,399	129,656

The accompanying notes are an integral part of the financial statements.

81

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
India (continued)
EID Parry India, Ltd.	80,296	$254,383
Elder Pharmaceuticals, Ltd.	7,799	44,499
Electrosteel Castings, Ltd.	89,970	28,209
Era Infra Engineering, Ltd.	27,222	70,600
Escorts, Ltd.	44,637	54,673
Essar Oil, Ltd. (I)	168,562	166,534
Essar Ports, Ltd. (I)	16,178	25,915
Essel Propack, Ltd.	37,352	23,160
Everest Kanto Cylinder, Ltd.	16,675	9,276
Federal Bank, Ltd.	163,534	1,317,686
Finolex Cables, Ltd.	54,200	40,884
Finolex Industries, Ltd.	46,584	51,288
Firstsource Solutions, Ltd. (I)	41,837	6,491
Fortis Healthcare, Ltd. (I)	63,655	116,500
Future Capital Holdings, Ltd.	4,573	12,670
Gammon India, Ltd.	85,633	68,447
Gateway Distriparks, Ltd.	10,919	26,819
Geodesic, Ltd.	106,859	70,934
Gitanjali Gems, Ltd.	56,665	305,486
Graphite India, Ltd.	75,117	121,225
Grasim Industries, Ltd.	28,107	1,395,437
Great Eastern Shipping Company, Ltd.	84,512	378,388
Great Offshore, Ltd.	22,467	33,886
GTL Infrastructure, Ltd. (I)	100,276	14,862
Gujarat Alkalies & Chemicals, Ltd.	24,028	53,420
Gujarat Ambuja Exports, Ltd.	77,000	27,417
Gujarat Narmada Valley
Fertilizers Company, Ltd.	66,143	101,257
Gujarat Nre Coke Ltd.	48,904	16,249
Gujarat State Fertilisers & Chemicals, Ltd.	21,138	159,333
Gujarat State Petronet, Ltd.	58,786	74,389
HBL Power Systems, Ltd.	5,099	1,693
HCL Infosystems, Ltd.	126,394	94,916
HEG, Ltd.	12,877	48,549
Heidelbergcement India, Ltd. (I)	4,823	2,865
Hexa Tradex, Ltd. (I)	32,971	23,101
Hexaware Technologies, Ltd.	25,880	59,516
Himatsingka Seide, Ltd. (I)	28,000	14,152
Hindalco Industries, Ltd.	1,340,282	2,912,301
Hinduja Ventures, Ltd.	5,620	35,712
Hindustan Construction Company, Ltd. (I)	171,829	63,757
Hotel Leela Venture, Ltd.	112,448	67,513
Housing Development & Infrastructure, Ltd. (I)	220,761	347,911
Hsil, Ltd.	5,997	16,129
ICICI Bank, Ltd.	167,495	2,693,691
ICSA India, Ltd.	13,373	3,713
IFCI, Ltd.	181,420	130,973
India Cements, Ltd.	258,302	402,963
India Glycols, Ltd.	7,209	17,385
India Infoline, Ltd.	213,160	235,590
Indiabulls Financial Services, Ltd.	240,661	999,307
Indiabulls Infrastructure and Power, Ltd. (I)	930,247	129,050
Indiabulls Real Estate, Ltd.	315,338	350,349
Indiabulls Wholesale Services, Ltd. (I)	39,242	6,391
Indian Bank	70,234	223,561
Indian Hotels Company, Ltd.	151,812	169,025
Indian Overseas Bank	234,477	352,104
Industrial Development Bank of India, Ltd.	267,194	450,798
Infrastructure Development
Finance Company, Ltd.	119,156	293,160
ING Vysya Bank, Ltd.	16,192	104,742
Ingersoll-Rand India, Ltd.	14,510	124,107
IVRCL Infrastructures & Projects, Ltd.	311,424	295,947
Jai Corp. Ltd.	22,618	22,756
Jaiprakash Associates, Ltd.	641,889	855,413
Jammu & Kashmir Bank, Ltd.	41,976	753,133
Jaypee Infratech, Ltd.	11,060	10,632
JB Chemicals & Pharmaceuticals, Ltd.	20,800	23,775
JBF Industries, Ltd.	33,505	79,723
Jet Airways India, Ltd. (I)	6,540	44,932
Jindal Poly Films, Ltd.	1,258	3,881
Jindal Saw, Ltd.	164,858	395,857
Jindal Stainless, Ltd. (I)	44,529	57,343
JM Financial, Ltd.	37,218	8,476
JSW Energy, Ltd.	398,689	374,912
JSW Steel, Ltd.	122,212	1,495,468
Jubilant Life Sciences, Ltd.	2,669	7,763
Jubilant Organosys, Ltd.	53,395	167,648
Kalpataru Power Transmission, Ltd.	2,595	3,858
Karnataka Bank, Ltd.	180,381	303,862
Karur Vysya Bank, Ltd.	30,968	235,117
Karuturi Global, Ltd.	69,418	5,427
Kesoram Industries, Ltd.	26,673	68,822
Kingfisher Airlines Ltd. (I)	150,938	32,977
Lakshmi Vilas Bank, Ltd.	30,751	45,678
Madhucon Projects, Ltd.	387	262
Madras Cements, Ltd.	36,000	104,151
Mahanagar Telephone Nigam, Ltd. (I)	73,625	31,516
Maharashtra Seamless, Ltd.	38,253	233,144
Mahindra Lifespace Developers, Ltd.	10,600	62,149
Manaksia, Ltd.	3,292	2,782
Mangalam Cement, Ltd.	14,461	34,242
Mastek, Ltd. (I)	12,223	24,349
McLeod Russel India, Ltd.	48,101	256,936
Mercator Lines, Ltd. (I)	163,169	64,097
Mindtree Ltd.	1,222	14,074
Monnet Ispat & Energy, Ltd.	29,947	202,472
MRF, Ltd.	920	165,273
Mukand, Ltd.	22,832	11,752
Nagarjuna Construction Company, Ltd.	263,914	215,976
Nagarjuna Fertilizer & Chemicals, Ltd.	138,250	26,224
Nagarjuna Oil Refinery, Ltd.	125,682	14,878
National Aluminium Company, Ltd.	106,829	114,817
National Organic Chemical Industries, Ltd.	80,240	24,489
Nava Bharat Ventures, Ltd.	1,614	5,376
NIIT Technologies, Ltd.	22,936	118,239
NIIT, Ltd.	19,897	15,044
Noida Toll Bridge Company, Ltd.	62,165	28,934
Omaxe, Ltd. (I)	49,670	136,405
Orbit Corp., Ltd.	43,904	44,365
Orchid Chemicals & Pharmaceuticals, Ltd.	37,760	80,317
Orient Paper & Industries, Ltd.	58,165	58,707
Oriental Bank of Commerce	101,465	463,991
Oswal Chemical & Fertilizers (I)	1,896	994
Panacea Biotec, Ltd.	12,287	16,232
Parsvnath Developers, Ltd. (I)	76,316	84,144
Peninsula Land, Ltd.	7,362	4,796
Persistent Systems, Ltd.	2,387	17,011
Piramal Healthcare, Ltd.	43,581	413,297
Plethico Pharmaceuticals, Ltd.	7,219	46,785
Polaris Software Lab, Ltd.	26,963	61,276
Polyplex Corp., Ltd.	3,400	9,995
Prozone Capital Shopping Centers	43,382	12,859
PSL, Ltd.	10,200	10,891
PTC India, Ltd.	233,522	271,908
Punj Lloyd, Ltd.	165,098	145,622
Punjab & Sind Bank	5,337	6,619
Raymond, Ltd.	23,286	168,843
REI Agro, Ltd.	76,842	12,808
REI Six Ten Retail, Ltd.	7,680	333

The accompanying notes are an integral part of the financial statements.

82

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
India (continued)
Reliance Capital, Ltd.	94,899	$617,262
Reliance Communications, Ltd.	685,263	777,130
Reliance Industries, Ltd.	572,974	7,595,031
Reliance Industries, Ltd., GDR (London
Stock Exchange) (S)	349,881	9,298,030
Reliance Power, Ltd. (I)	558,937	1,076,730
Rolta India, Ltd.	133,332	192,531
RPG Itochu Finance, Ltd. (I)	535	744
Ruchi Soya Industries, Ltd.	125,412	199,885
Rural Electrification Corp. Ltd.	140,240	478,800
S Kumars Nationwide, Ltd.	78,505	48,595
SEAMEC, Ltd. (I)	10,845	16,138
Sesa Goa, Ltd.	315,155	1,094,404
Shipping Corp. of India, Ltd.	90,540	92,288
Shiv-Vani Oil & Gas Exploration Services, Ltd.	6,058	16,654
Shree Renuka Sugars, Ltd.	220,608	125,882
Sintex Industries, Ltd.	93,942	104,657
Sobha Developers, Ltd.	40,327	247,208
South Indian Bank, Ltd.	1,171,770	507,963
SREI Infrastructure Finance, Ltd.	247,892	109,220
SRF, Ltd.	24,910	91,929
State Bank of Bikaner & Jaipur	899	6,248
State Bank of India	78,651	3,055,350
State Bank of India, GDR	435	33,813
Steel Authority of India, Ltd.	371,166	608,449
Sterling Biotech, Ltd.	34,756	4,146
Sterlite Industries India, Ltd., ADR (L)	377,373	2,860,487
Sterlite Optical Technologies, Ltd.	45,138	25,584
Strides Arcolab, Ltd.	13,187	176,228
Sundaram Finance, Ltd.	650	7,549
Suzlon Energy, Ltd. (I)	634,050	213,405
Syndicate Bank, Ltd.	206,951	395,551
Tata Chemicals, Ltd.	96,921	543,973
Tata Communications, Ltd.	50,645	212,790
Tata Communications, Ltd., ADR	11,658	96,761
Tata Investment Corp., Ltd.	6,673	55,968
Tata Steel, Ltd.	306,566	2,437,149
Tata Steel, Ltd., GDR	743	5,940
Tata Tea, Ltd.	467,750	973,284
Teledata Technology Solutions, Ltd. (I)	23,474	104
Time Technoplast, Ltd.	4,194	3,572
Triveni Engineering & Industries, Ltd.	21,753	6,510
Tube Investments of India, Ltd.	369	962
Tulip Telecom, Ltd.	28,364	60,250
UCO Bank	85,194	122,612
Uflex, Ltd.	10,885	21,691
Union Bank of India, Ltd.	169,587	636,320
Unitech, Ltd. (I)	1,276,814	507,832
United Phosphorus, Ltd.	95,543	216,611
Unity Infraprojects, Ltd.	5,529	4,593
Usha Martin, Ltd.	154,885	82,764
Vardhman Special Steels, Ltd. (I)	1,620	1,124
Vardhman Textiles, Ltd.	8,101	32,814
Varun Shipping Company, Ltd.	66,246	18,953
Videocon Industries, Ltd.	105,664	324,262
Vijaya Bank	83,311	87,212
Welspun Corp, Ltd.	55,523	119,234
Zuari Holdings, Ltd. (I)	9,200	53,468
Zuari Industries, Ltd.	9,200	20,480
Zylog Systems Ltd.	1,236	6,870

		76,612,087
Indonesia - 3.0%
Adaro Energy Tbk PT	3,916,000	612,252
Adhi Karya Tbk PT	1,078,500	114,886
Agis Tbk Pt (I)	3,412,500	76,394
Aneka Tambang Tbk PT	5,527,500	792,667
Asahimas Flat Glass Tbk PT	65,500	40,555
Astra Graphia Tbk PT	606,000	88,195
Bakrie & Brothers Tbk PT (I)	121,836,489	648,584
Bakrie Sumatera Plantations Tbk PT	17,546,000	341,620
Bakrie Telecom Tbk PT (I)	24,850,000	529,190
Bakrieland Development Tbk PT (I)	46,089,000	344,453
Bank Bukopin Tbk PT	4,493,500	302,043
Bank Danamon Indonesia Tbk PT	4,507,294	2,895,541
Bank Mandiri Tbk PT	3,829,320	2,964,097
Bank Negara Indonesia Persero Tbk PT	11,492,881	4,725,262
Bank Pan Indonesia Tbk PT (I)	4,924,397	418,743
Bank Pembangunan Daerah Jawa Barat Dan
Banten Tbk Pt	2,121,500	209,623
Bank Tabungan Negara Tbk PT	3,281,500	452,806
Barito Pacific Tbk PT (I)	1,893,500	102,325
Benakat Petroleum Energy Tbk Pt (I)	550,500	10,812
Berlian Laju Tanker Tbk PT (I)	16,708,166	348,661
Bhakti Investama Tbk PT	17,730,000	758,991
Bisi International PT	607,500	51,362
Budi Acid Jaya Tbk PT	1,493,000	26,932
Bumi Serpong Damai PT	251,500	31,808
Central Proteinaprima Tbk PT (I)	16,930,000	95,533
Ciputra Development Tbk PT	16,900,000	1,175,201
Ciputra Property Tbk PT	213,500	14,850
Ciputra Surya Tbk PT	896,000	184,337
Clipan Finance Indonesia Tbk Pt	1,045,000	45,150
Darma Henwa Tbk PT (I)	21,675,000	125,014
Davomas Abadi Tbk PT (I)	2,465,000	13,122
Elnusa Tbk PT	2,000,000	36,160
Energi Mega Persada Tbk PT (I)	39,318,681	601,724
Gajah Tunggal Tbk PT	2,052,500	498,170
Global Mediacom Tbk PT	6,650,500	1,083,166
Gozco Plantations Tbk PT	3,219,500	98,594
Holcim Indonesia Tbk PT	1,381,268	357,460
Indah Kiat Pulp and Paper Corp. Tbk PT (I)	2,168,500	244,025
Indika Energy Tbk PT	1,851,000	370,887
Indofood Sukses Makmur Tbk PT	4,579,000	2,371,625
International Nickel Indonesia Tbk PT	3,845,000	1,101,922
Intiland Development Tbk PT (I)	3,722,500	136,393
Japfa Comfeed Indonesia Tbk PT	156,054	82,566
Kawasan Industri Jababeka Tbk PT (I)	14,566,000	290,716
Lippo Karawaci Tbk PT	18,260,293	1,559,822
Matahari Putra Prima Tbk PT	2,803,500	287,141
Medco Energi Internasional Tbk PT	2,465,000	476,603
Mitra International Resources Tbk PT (I)	1,747,000	29,760
Pabrik Kertas Tjiwi Kimia Tbk PT	72,500	19,079
Panin Financial Tbk PT (I)	19,315,500	248,000
Panin Insurance Tbk PT	1,627,000	82,060
Pembangunan Perumahan Persero Tbk PT	949,500	61,955
Perusahaan Perkebunan London Sumatra
Indonesia Tbk PT	802,500	230,208
Polychem Indonesia Tbk PT (I)	2,945,500	116,655
Ramayana Lestari Sentosa Tbk PT	2,505,000	252,306
Sampoerna Agro Tbk PT	703,500	223,833
Samudera Indonesia Tbk PT	58,500	23,687
Selamat Sempurna Tbk PT	177,000	38,155
Sentul City Tbk PT (I)	19,986,000	496,338
Summarecon Agung Tbk PT	250,500	43,520
Suryainti Permata Tbk PT (I)	1,446,000	13,702
Tiga Pilar Sejahtera Food Tbk (I)	747,000	48,832
Timah Tbk PT	2,897,500	428,320
Trias Sentosa Tbk PT	2,019,500	68,402
Trimegah Securities Tbk PT	1,540,500	20,437

The accompanying notes are an integral part of the financial statements.

83

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Indonesia (continued)
Truba Alam Manunggal Engineering PT (I)	11,991,500	$63,836
Tunas Baru Lampung Tbk PT	1,620,000	90,049
Tunas Ridean Tbk PT	2,272,500	184,873
Wijaya Karya Persero Tbk PT	2,405,748	271,342

		31,193,332
Israel - 0.0%
Mivtach Shamir Holdings, Ltd. (I)	6,248	124,806
Malaysia - 3.9%
Affin Holdings BHD	711,300	748,534
Alliance Financial Group BHD	1,285,500	1,690,625
AMDB BHD	110,000	16,352
AMMB Holdings BHD	2,200,162	4,369,835
Ann Joo Resources BHD	252,200	134,561
Asas Dunia BHD	24,000	10,232
Bandar Raya Developments BHD	639,900	479,819
Berjaya Corp. BHD (Kuala Lumpur Exchange)	2,221,500	550,364
BIMB Holdings BHD	142,900	139,189
Bolton BHD	185,955	45,160
Boustead Holdings BHD	607,376	1,022,935
Cahya Mata Sarawak BHD	241,600	181,496
Coastal Contracts BHD	30,000	17,897
Dijaya Corp. BHD	40,900	14,875
DNP Holdings BHD	124,000	73,092
DRB-Hicom BHD	1,194,900	958,438
Eastern & Oriental BHD	337,900	149,914
ECM Libra Financial Group BHD (I)	542,489	139,975
Faber Group BHD	65,700	32,639
Gamuda BHD	143,700	158,832
Genting Malaysia BHD	301,700	343,719
Globetronics Technology BHD	190,440	73,331
Glomac BHD	462,600	124,902
Goldis BHD	306,000	208,458
Hap Seng Consolidated BHD	1,815,120	1,029,690
Hap Seng Plantations Holdings BHD	617,500	559,486
Hong Leong Credit BHD	309,800	1,208,426
Hong Leong Industries BHD	25,000	31,167
Hunza Properties BHD	113,800	52,825
Hwang-DBS Malaysia BHD	105,200	82,894
IGB Corp. BHD	1,590,043	1,347,550
IJM Corp. BHD	2,070,980	3,288,357
IJM Land BHD	443,300	308,240
IJM Plantations BHD	64,500	65,540
Insas BHD (I)	494,969	63,791
Integrated Logistics BHD	162,855	45,493
Jaks Resources BHD (I)	246,000	39,413
Jaya Tiasa Holdings BHD	83,742	230,192
K&N Kenanga Holdings BHD	323,600	63,053
Karambunai Corp. BHD (I)	1,978,300	86,795
Keck Seng BHD	222,300	273,575
Kian Joo Can Factory BHD	290,000	199,165
Kim Loong Resources BHD	32,400	25,599
Kinsteel BHD	561,400	78,146
KLCC Property Holdings BHD	796,400	1,166,383
KNM Group BHD (I)	645,900	143,445
KSL Holdings BHD	267,333	118,058
KUB Malaysia BHD	534,400	89,497
Kulim Malaysia BHD	989,600	1,465,366
Kumpulan Fima BHD	2,300	1,348
Kwantas Corp. BHD	56,000	35,932
Land & General BHD (I)	163,200	19,958
Landmarks BHD (I)	384,900	109,270
Latexx Partners Bhd	46,500	21,538
LBS Bina Group BHD (I)	210,000	52,366
Lion Industries Corp. BHD	736,100	285,534
MAA Holdings BHD (I)	133,400	19,126
Mah Sing Group BHD	11,200	7,223
Malayan Flour Mills BHD	105,300	49,981
Malaysia Airports Holdings BHD	180,200	321,812
Malaysian Bulk Carriers BHD	154,500	77,659
Malaysian Pacific Industries BHD	64,375	60,779
Malaysian Resources Corp. BHD	248,200	137,845
MBM Resources BHD	78,650	75,642
Mega First Corp. BHD	163,700	86,797
MISC BHD (I)	346,300	504,531
MK Land Holdings BHD (I)	632,500	60,110
MMC Corp. BHD	1,118,700	920,561
MNRB Holdings BHD	10,000	9,265
Mudajaya Group BHD	201,700	174,163
Muhibbah Engineering M BHD	495,300	159,997
Mulpha International BHD (I)	2,622,700	339,681
Naim Holdings BHD	198,100	108,527
NCB Holdings BHD	4,100	5,610
Nylex Malaysia BHD	81,463	13,797
Oriental Holdings BHD	549,620	1,162,262
OSK Holdings BHD	903,998	400,153
Panasonic Manufacturing Malaysia BHD	45,500	330,603
PBA Holdings BHD	32,000	8,905
Perdana Petroleum BHD (I)	93,300	18,739
Pharmaniaga BHD	10,562	33,860
PJ Development Holdings BHD	258,900	58,328
Pos Malaysia BHD (I)	68,800	61,489
PPB Group BHD	729,200	3,669,860
Press Metal BHD	51,000	29,664
Protasco BHD	172,400	50,646
RHB Capital BHD	105,653	247,017
Salcon Bhd	42,800	6,563
Scientex, Inc. BHD	51,000	40,219
Scomi Group BHD (I)	1,708,300	121,899
Selangor Dredging BHD	326,900	82,350
Selangor Properties BHD	105,000	108,969
Shangri-La Hotels BHD	101,900	103,135
Shell Refining Company Federation of
Malaya BHD	161,700	468,289
SHL Consolidated BHD	172,300	67,281
Sunway BHD (I)	898,722	653,245
Supermax Corp. BHD	100,600	65,903
Suria Capital Holdings BHD	237,900	116,522
TA Ann Holdings BHD	344,990	490,241
TA Enterprise BHD	1,903,200	339,124
TA Global BHD	1,233,900	111,174
TAN Chong Motor Holdings BHD	8,100	11,508
TDM BHD	171,700	226,294
Tebrau Teguh BHD (I)	316,000	74,690
Th Heavy Engineering Bhd (I)	92,900	12,096
TH Plantations BHD (I)	48,200	35,000
Time.com BHD (I)	346,900	396,013
Tradewinds Corp. BHD	398,400	92,763
Tradewinds Malaysia BHD	60,500	170,876
Tradewinds Plantation BHD	36,400	55,435
Unisem M BHD	601,680	259,630
United Malacca BHD	97,800	228,156
VS Industry BHD	166,770	84,703
Wah Seong Corp. BHD	35,800	21,209
Wct Bhd	121,000	91,585
WTK Holdings BHD	368,500	144,475
Yeo Hiap Seng Malaysia Bhd	28,700	30,829
YNH Property BHD	662,715	405,939
YTL Corp. BHD	2,285,440	1,460,149
Ytl Land & Development Bhd (I)	52,700	16,540

The accompanying notes are an integral part of the financial statements.

84

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Malaysia (continued)
Zelan BHD (I)	227,600	$28,031

		40,098,733
Mexico - 6.3%
Alfa SAB de CV	313,577	5,011,703
Alsea SAB de CV (I)	231,727	310,945
Arca Continental SAB de CV	364,214	2,113,253
Axtel SAB de CV (I)	982,700	219,529
Bolsa Mexicana de Valores SAB de CV (I)	324,089	638,475
Cemex SAB de CV, ADR (I)(L)	1,313,956	8,842,924
Cia Minera Autlan SAB de CV	14,000	15,218
Coca-Cola Femsa SAB de CV, ADR	1,796	235,060
Consorcio ARA SAB de CV (I)	1,418,400	474,228
Controladora Comercial Mexicana SAB de CV	147,007	336,118
Corporacion GEO SAB de CV (I)	793,874	893,277
Desarrolladora Homex SAB de CV (I)	153,600	393,681
Desarrolladora Homex SAB de CV, ADR (I)(L)	9,800	150,920
Empresas ICA SAB de CV (I)	220,900	387,494
Empresas ICA SAB de CV, ADR (I)(L)	198,467	1,379,346
Fomento Economico Mexicano SAB
de CV, ADR	82,567	7,369,105
GMD Resorts SAB de CV (I)	68,200	23,007
Gruma SAB de CV, ADR (I)	7,982	78,862
Gruma SAB de CV, Class B (I)	343,439	849,348
Grupo Aeroportuario del Centro Norte
SAB de CV (I)	281,000	579,286
Grupo Aeroportuario del Centro Norte SAB
de CV, ADR (I)(L)	4,057	66,535
Grupo Aeroportuario del Pacifico SAB
de CV, ADR	81,585	3,219,344
Grupo Aeroportuario del Sureste SAB
de CV, ADR (L)	30,747	2,400,418
Grupo Aeroportuario del Sureste SAB
de CV, Class B	28,700	224,614
Grupo Carso SAB de CV	1,016,659	3,309,170
Grupo Cementos de Chihuahua SAB de CV (I)	35,500	114,167
Grupo Comercial Chedraui Sa De Cv	17,900	48,052
Grupo Famsa SAB de CV (I)	357,718	332,519
Grupo Financiero Banorte SAB de CV	2,397,900	12,392,425
Grupo Financiero Inbursa SA	620,100	1,394,094
Grupo Industrial Maseca SAB de CV	53,900	62,144
Grupo Industrial Saltillo SAB de CV	94,000	112,746
Grupo Kuo SAB de CV (I)	164,000	313,500
Grupo Mexicano de Desarrollo SAB de CV (I)	68,100	41,862
Grupo Mexico SAB de CV, Series B	2,391	7,107
Grupo Simec SAB de CV (I)	219,500	686,817
Industrias Bachoco SAB de CV, ADR (L)	2,653	58,233
Industrias CH SAB de CV (I)	265,600	1,202,992
Inmuebles Carso SAB de CV, Class B1 (I)	1,110,125	837,190
Maxcom Telecomunicaciones SAB de CV (I)	85,000	17,332
Minera Frisco SAB de CV, Class A1 (I)	298,233	1,258,688
Ohl Mexico Sab de CV (I)	40,300	49,092
Organizacion Soriana SAB de CV (I)	1,587,300	4,985,710
Qualitas Compania de Seguros SA de CV	318,900	339,705
Sare Holding SAB de CV, Class B (I)	437,200	44,901
Urbi Desarrollos Urbanos SAB de CV (I)	662,000	637,202

		64,458,338
Philippines - 0.9%
Alliance Global Group, Inc.	2,833,000	783,979
Atlas Consolidated Mining & Development (I)	141,600	60,676
Empire East Land Holdings, Inc. (I)	2,990,000	54,118
Filinvest Development Corp.	900,236	83,410
Filinvest Land, Inc.	18,335,500	559,290
First Philippine Holdings Corp.	427,000	766,998
Global-estate Resorts Inc (I)	1,064,000	45,693
JG Summit Holdings, Inc.	34,600	28,767
Lopez Holdings Corp.	3,257,000	460,754
Megaworld Corp.	19,138,800	1,000,725
Metropolitan Bank & Trust Company	111,411	245,078
Pepsi-Cola Products Philippines, Inc. (I)	185,000	12,182
Philippine National Bank (I)	362,200	623,942
Rfm Corp.	296,000	25,207
Rizal Commercial Banking Corp.	602,800	629,512
Robinsons Land Corp.	2,512,500	1,045,203
San Miguel Corp.	745,140	2,018,738
SM Development Corp.	541,420	79,127
Southeast Asia Cement Hldgs	300,000	12,561
Union Bank of Philippines	214,600	510,065
Vista Land & Lifescapes, Inc.	5,803,000	579,841

		9,625,866
Poland - 1.7%
Agora SA	77,712	244,937
Asseco Poland SA	62,666	919,486
Bank Millennium SA (I)	296,783	329,445
Bioton SA (I)	4,546,178	95,452
Ciech SA (I)	32,747	204,207
Comarch SA (I)	1,802	34,615
Dom Maklerski IDM SA (I)	148,572	80,360
Enea SA	92,903	442,754
Fabryki Mebli Forte SA	23,417	84,424
Farmacol SA (I)	10,785	64,810
Firma Oponiarska Debica SA	7,423	121,197
Gant Development SA (I)	4,513	8,265
Getin Holding SA (I)	174,983	91,592
Grupa Kety SA	17,823	640,542
Grupa Lotos SA (I)	99,148	832,589
Impexmetal SA (I)	98,393	96,115
Koelner Sakoelner SA	3,382	11,543
Kopex SA (I)	61,117	330,620
Kredyt Bank SA	46,402	188,194
LC Corp. SA (I)	155,767	61,609
MCI Management SA (I)	32,259	46,512
Netia SA (I)	324,551	576,146
Orbis SA	45,854	555,688
Pekaes SA (I)	6,380	9,451
Petrolinvest Sapetrolinvest SA (I)(L)	50,401	16,557
Polimex-Mostostal SA (I)	283,029	63,899
Polnord SA	19,758	90,003
Polska Grupa Energetyczna SA	828,765	4,840,094
Polski Koncern Miesny Duda
Sapkm Duda SA (I)	61,515	9,288
Polski Koncern Naftowy Orlen SA (I)	472,808	5,321,232
Rovese SA (I)	13,489	10,275
Sygnity SA (I)	6,918	43,429
Tauron Polska Energia SA	587,471	808,387
Zaklady Azotowe Pulawy SA	5,389	163,672
Zaklady Azotowe w
Tarnowie-Moscicach SA (I)	12,262	139,834

		17,577,223
Russia - 5.4%
Gazprom OAO, ADR (I)	1,836,421	17,446,000
Gazprom OAO, ADR (London Exchange) (I)	3,027,634	28,659,935
Lukoil OAO, ADR (I)	107,569	6,013,295
Magnitogorsk Iron & Steel Works, GDR (I)	90,476	332,409
Mechel, ADR (L)	141,858	914,984
RusHydro, ADR (I)	865,654	2,068,047

The accompanying notes are an integral part of the financial statements.

85

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Russia (continued)
Surgutneftegas OJSC, ADR (I)	6,223	$51,694

		55,486,364
South Africa - 8.7%
ABSA Group, Ltd.	383,490	6,650,711
Adcorp Holdings, Ltd.	25,940	86,153
Aeci, Ltd.	57,773	564,933
Afgri, Ltd.	389,921	276,283
African Rainbow Minerals, Ltd.	103,304	2,103,631
Allied Electronics Corp., Ltd.	62,999	177,170
ArcelorMittal Steel South Africa, Ltd. (I)	138,452	888,854
Argent Industrial, Ltd.	113,274	96,856
Aveng, Ltd.	442,348	1,941,201
Barloworld, Ltd.	265,047	2,630,083
Basil Read Holdings, Ltd. (I)	36,217	54,495
Bell Equipment, Ltd. (I)	34,158	84,541
Blue Label Telecoms, Ltd.	182,758	133,945
Business Connexion Group, Ltd.	100,096	56,199
Caxton & CTP Publishers & Printers, Ltd.	185,300	345,603
Ceramic Industries, Ltd.	1,970	31,327
Cipla Medpro South Africa, Ltd.	491,176	446,059
Clover Industries, Ltd.	12,309	20,691
DataTec, Ltd. (I)	255,498	1,460,773
DRDGOLD, Ltd.	329,618	215,736
Eqstra Holdings, Ltd.	194,239	165,313
Gold Fields, Ltd., ADR	784,509	10,049,560
Grindrod, Ltd.	607,680	1,003,919
Group Five, Ltd.	94,236	262,404
Harmony Gold Mining
Company, Ltd., ADR (L)	532,185	5,002,539
Hudaco Industries, Ltd.	10,209	142,754
Hulamin, Ltd. (I)	112,965	82,796
Iliad Africa, Ltd.	124,370	79,194
Illovo Sugar, Ltd. (I)	28,541	98,730
Impala Platinum Holdings, Ltd.	382,149	6,355,187
Investec, Ltd.	318,380	1,874,840
JD Group, Ltd.	204,241	1,077,731
Kap International Holdings, Ltd. (I)	189,283	75,544
Lewis Group, Ltd.	97,828	843,114
Liberty Holdings, Ltd.	128,949	1,369,571
Merafe Resources, Ltd. (I)	2,241,497	219,885
Metair Investments, Ltd.	117,651	334,565
MMI Holdings, Ltd.	1,098,176	2,421,692
Mondi Packaging South Africa, Ltd.	6,878	14,576
Mondi, Ltd.	145,980	1,247,234
Murray & Roberts Holdings, Ltd. (I)	16,911	51,126
Mvelaphanda Group, Ltd. (I)	618,180	257,577
Mvelaserve, Ltd.	154,755	206,269
Nedbank Group, Ltd.	282,400	6,020,690
Northam Platinum, Ltd.	193,290	553,436
Nu-World Holdings, Ltd. (I)	19,436	43,984
Omnia Holdings, Ltd.	62,359	809,018
Palabora Mining Company, Ltd.	3,979	62,950
Peregrine Holdings, Ltd.	95,789	142,868
Petmin, Ltd.	101,536	36,702
PSG Group, Ltd.	31,165	225,554
Raubex Group, Ltd.	77,675	127,181
Royal Bafokeng Platinum, Ltd. (I)	5,409	35,453
Sanlam, Ltd.	1,667,539	7,315,151
Sappi, Ltd. (I)	313,034	1,052,977
Sappi, Ltd., ADR (I)(L)	156,861	500,387
Sentula Mining, Ltd. (I)	262,338	57,895
Standard Bank Group, Ltd.	923,202	12,524,356
Stefanutti Stocks Holdings, Ltd.	48,594	63,363
Steinhoff International Holdings, Ltd. (I)(L)	1,829,606	5,535,667
Super Group, Ltd. (I)	247,529	461,769
Telkom SA, Ltd. (I)	271,496	632,243
Telkom SA, Ltd., ADR (I)	3,000	27,570
Tiger Wheels, Ltd.	32,678	0
Tongaat Hulet, Ltd.	73,178	1,120,890
Trans Hex Group, Ltd. (I)	44,790	17,248
Trencor, Ltd.	89,914	560,505
Value Group, Ltd.	178,661	112,495
Village Main Reef, Ltd. (I)	344,988	75,979
Wilson Bayly Holmes-Ovcon, Ltd.	30	475
Zeder Investments, Ltd.	116,050	40,069

		89,658,239
South Korea - 15.2%
Asia Cement Company, Ltd.	3,240	122,581
Asia Paper Manufacturing Company, Ltd.	1,600	13,528
AUK Corp. (I)	19,670	38,969
BNG Steel Company, Ltd. (I)	7,680	68,910
Bookook Securities Company, Ltd.	4,950	77,955
Boryung Pharmaceutical Company, Ltd.	3,860	45,574
BS Financial Group, Inc.	185,010	2,064,813
BYC Company, Ltd.	240	35,175
Byucksan Corp. (I)	19,800	39,760
Byucksan Engineering &
Construction Company, Ltd. (I)	1,520	3,218
Chin Hung International, Inc. (I)	21,552	21,147
Choil Aluminum Manufacturing Company, Ltd.	16,300	13,450
Chokwang Leather Company, Ltd.	530	7,055
Chong Kun Dang Pharm Corp.	3,960	70,992
Choongwae Pharma Corp.	6,466	76,039
Chosun Refractories Company, Ltd.	1,708	89,770
CJ Corp.	17,422	1,217,498
Cosmochemical Company, Ltd. (I)	3,570	36,562
Dae Chang Industrial Company, Ltd. (I)	43,270	43,611
Dae Dong Industrial Company, Ltd.	9,000	40,386
Dae Han Flour Mills Company, Ltd.	1,232	116,944
Dae Won Kang Up Company, Ltd.	1,907	9,075
Daeduck GDS Company, Ltd.	12,540	150,830
Daehan Steel Company, Ltd.	9,250	53,858
Daehan Synthetic Fiber Company, Ltd.	486	25,705
Daekyo Company, Ltd.	44,550	218,292
Daelim Industrial Company, Ltd.	32,582	2,606,697
Daelim Trading Company, Ltd.	1,417	4,993
Daesang Corp.	18,550	287,051
Daesang Holdings Company, Ltd.	8,320	31,121
Daesung Group Holdings Company, Ltd.	525	17,877
Daesung Holdings Company, Ltd.	8,110	43,000
Daesung Industrial Company, Ltd. (I)	2,959	46,780
Daewon Pharmaceutical Company, Ltd.	5,863	25,907
Daewoo Securities Company, Ltd.	27,971	260,403
Daewoong Company, Ltd.	638	8,922
Daewoong Pharmaceutical Company, Ltd.	870	18,553
Dahaam E-Tec Company, Ltd.	2,630	40,482
Daishin Securities Company, Ltd.	53,530	395,316
Daou Technology, Inc.	26,120	283,014
DGB Financial Group, Inc.	146,510	1,785,728
Digital Power Communications Company, Ltd.	13,000	21,956
Dong Ah Tire & Rubber Company, Ltd.	10,970	111,564
Dong Wha Pharmaceutical Company, Ltd.	16,190	73,705
Dong Yang Gang Chul Company, Ltd. (I)	2,200	4,853
Dong-Il Corp.	673	27,016
Dongbang Transport Logistics Company, Ltd.	5,500	28,532
Dongbu Corp. (I)	12,860	43,097
Dongbu HiTek Company, Ltd. (I)	26,970	176,001
Dongbu Securities Company, Ltd.	32,430	104,775

The accompanying notes are an integral part of the financial statements.

86

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
South Korea (continued)
Dongbu Steel Company, Ltd. (I)	23,705	$95,128
Dongil Industries Company, Ltd.	1,340	55,722
Dongil Rubber Belt Company, Ltd.	8,826	69,126
Dongkuk Steel Mill Company, Ltd.	42,070	568,604
Dongwon F&B Company, Ltd.	1,080	63,124
Dongyang Engineering
& Construction Corp. (I)	261	5,070
Doosan Corp.	5,073	577,543
Doosan Industrial
Development Company, Ltd. (I)	40,872	106,845
DPI Holdings Company, Ltd.	5,790	37,156
Eugene Investment &
Securities Company, Ltd. (I)	45,730	112,163
F&F Company, Ltd.	4,900	26,945
Fursys, Inc.	3,612	81,646
Gaon Cable Company, Ltd.	2,934	58,395
Golden Bridge Investment &
Securities Company, Ltd.	17,880	19,342
GS Holdings Corp.	42,665	1,965,542
Gwangju Shinsegae Company, Ltd.	1,111	200,939
Halla Engineering & Construction Corp.	14,352	127,146
Han Kuk Carbon Company, Ltd.	13,870	65,225
Hana Financial Group, Inc.	267,845	8,550,036
Handok Pharmaceuticals Company, Ltd.	1,320	12,687
Hanil Cement Manufacturing Company, Ltd.	6,209	175,362
Hanjin Heavy Industries &
Construction Company, Ltd. (I)	38,143	475,737
Hanjin Heavy Industries & Construction
Holdings Company, Ltd.	14,860	93,826
Hanjin Shipping Company, Ltd. (I)	66,686	866,166
Hanjin Shipping Holdings Company, Ltd. (I)	6,150	32,554
Hanjin Transportation Company, Ltd.	11,210	185,576
Hankuk Glass Industries, Inc.	1,970	39,518
Hankuk Paper Manufacturing Company, Ltd.	3,920	64,177
Hanmi Holdings Company, Ltd. (I)	2,975	9,846
Hanmi Semiconductor Company, Ltd.	8,570	43,916
Hanshin Construction Company, Ltd.	3,090	20,153
Hansol CSN Company, Ltd.	23,490	40,439
Hansol Paper Company	40,470	281,177
Hanwha Chemical Corp.	67,510	1,261,708
Hanwha Corp.	38,140	948,992
Hanwha General Insurance Company, Ltd. (I)	3,270	17,079
Hanwha Securities Company, Ltd.	58,320	210,282
Hanwha Timeworld Company, Ltd.	2,650	43,347
Hanyang Securities Company, Ltd.	11,820	66,344
Heung-A Shipping Company, Ltd.	17,782	12,521
Hite Holdings Company, Ltd.	7,640	62,672
HMC Investment Securities Company, Ltd.	17,256	199,896
HS R&A Company, Ltd.	2,470	28,535
Husteel Company, Ltd.	6,110	126,369
Hwacheon Machine Tool Company, Ltd.	940	35,164
HwaSung Industrial Company, Ltd. (I)	1,930	5,446
Hyosung Corp.	21,955	1,058,340
Hyundai Cement Company, Ltd. (I)	320	1,767
Hyundai Development Company	68,610	1,463,572
Hyundai Mipo Dockyard Company, Ltd.	12,693	1,327,378
Hyundai Securities Company, Ltd.	141,746	1,063,597
Hyundai Steel Company	54,387	4,039,309
Il Dong Pharmaceutical Company, Ltd.	10,050	56,402
Iljin Electric Company, Ltd.	2,300	8,887
Iljin Holdings Company, Ltd.	24,771	35,486
Ilshin Spinning Company, Ltd.	867	54,739
Ilsung Pharmaceutical Company, Ltd.	1,895	131,716
Industrial Bank of Korea	208,787	2,349,551
Inzi Controls Company, Ltd.	6,050	34,009
IS Dongseo Company, Ltd.	9,480	82,433
ISU Chemical Company, Ltd.	7,460	145,441
Jeil Mutual Savings Bank (I)	1,820	48
Jeil Pharmaceutical Company	13,980	244,650
Jeonbuk Bank, Ltd.	48,334	197,792
Jinheung Mutual Savings
Bank Company, Ltd. (I)	36,500	35,582
KB Financial Group, Inc.	62,198	2,025,891
KB Financial Group, Inc., ADR (L)	341,648	11,168,473
KC Tech Company, Ltd.	9,012	30,507
KCC Corp.	5,518	1,348,494
Keangnam Enterprises, Ltd.	8,628	49,031
Keyang Electric Machinery Company, Ltd.	13,000	31,327
KG Chemical Corp.	5,600	40,218
KIC, Ltd. (I)	1,864	1,581
KISCO Corp.	3,841	74,129
KISCO Holdings Company, Ltd.	778	23,191
Kishin Corp.	8,229	34,115
KISWIRE, Ltd.	5,463	156,060
Kleannara Company, Ltd. (I)	710	2,373
Kolon Corp.	1,959	42,017
Kolon Engineering &
Construction Company, Ltd.	7,660	30,890
Kolon Industries, Inc.	2,175	134,574
Korea Airport Service Company, Ltd.	2,720	70,723
Korea Cast Iron Pipe Industries Company, Ltd.	5,500	16,522
Korea Electric Terminal Company, Ltd.	5,770	110,948
Korea Exchange Bank (I)	325,730	2,325,186
Korea Express Company, Ltd. (I)	8,268	567,268
Korea Flange Company, Ltd.	4,810	52,621
Korea Green Paper
Manufacturing Company, Ltd. (I)	1,623	1,669
Korea Investment Holdings Company, Ltd.	44,860	1,505,091
Korea Life Insurance Company, Ltd.	62,170	349,294
Korea Line Corp. (I)	414	2,582
Korea Mutual Savings Bank (I)	2,320	4,608
Korea United Pharm, Inc.	2,050	10,626
KPX Chemcial Company, Ltd.	933	39,160
KPX Fine Chemical Company, Ltd. (I)	510	11,166
KTB Network Corp. (I)	55,710	103,185
Kukdo Chemical Company, Ltd.	1,414	55,911
Kumho Electric Company, Ltd.	4,015	64,560
Kumho Investment Bank (I)	160,570	65,563
Kunsul Chemical Industrial Company, Ltd.	1,970	27,407
Kwang Dong Pharmaceutical Company, Ltd.	51,130	185,832
Kyeryong Construction
Industrial Company, Ltd.	6,260	56,009
Kyobo Securities Company, Ltd.	12,618	51,406
Kyung Nong Corp.	9,470	25,962
Kyung-In Synthetic Corp.	7,860	18,952
Kyungbang, Ltd. (I)	1,042	84,994
LG Corp.	77,528	3,765,021
LG Display Company, Ltd., ADR (I)(L)	517,007	4,885,716
LG Electronics, Inc.	127,442	6,875,207
LG Hausys, Ltd.	4,347	250,433
LG Innotek Company, Ltd. (I)	8,476	669,525
LG Uplus Corp.	263,010	1,279,896
Livart Furniture Company, Ltd.	1,200	5,798
Lotte Chilsung Beverage Company, Ltd.	825	1,057,485
Lotte Confectionery Company, Ltd.	833	1,139,340
Lotte Samkang Company, Ltd.	924	429,914
Lotte Shopping Company, Ltd.	12,948	3,534,156
Manho Rope & Wire, Ltd.	1,350	18,725
Meritz Securities Company, Ltd.	230,139	165,876
Mi Chang Oil Industrial Company, Ltd.	905	35,945

The accompanying notes are an integral part of the financial statements.

87

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
South Korea (continued)
Mirae Asset Securities Company, Ltd.	24,550	$671,218
Moorim P&P Company, Ltd.	29,420	103,420
Moorim Paper Company, Ltd.	13,820	32,054
Motonic Corp.	6,055	36,621
Namkwang Engineering &
Construction Company, Ltd. (I)	1,717	4,511
Namyang Dairy Products Company, Ltd.	559	376,479
National Plastic Conpc	2,860	5,777
Nexen Corp.	1,582	85,938
NH Investment & Securities Company, Ltd.	26,217	117,600
Nong Shim Company, Ltd.	2,041	368,762
Nong Shim Holdings Company, Ltd.	2,560	113,865
Ottogi Corp.	876	125,122
Pacific Corp.	3,745	1,081,821
Pang Rim Company, Ltd.	910	9,348
PaperCorea, Inc. (I)	70,940	60,301
Poonglim Industrial Company, Ltd. (I)	3,790	364
Poongsan Corp.	1,190	28,463
Poongsan Holdings Corp.	5,382	99,417
POSCO	45,501	14,528,953
POSCO, ADR (L)	71,464	5,748,564
POSCO Coated & Color Steel Company, Ltd.	4,050	56,115
Pulmuone Company, Ltd.	620	19,975
Pusan City Gas Company, Ltd.	7,300	118,064
S&T Daewoo Company, Ltd.	5,310	94,264
S&T Dynamics Company, Ltd.	24,980	287,745
S&T Holdings Company, Ltd.	11,230	100,790
Saeron Automotive Corp.	5,550	22,173
Sam Lip General Foods Company, Ltd.	2,300	32,187
Sam Young Electronics Company, Ltd.	10,510	75,938
Sam Yung Trading Company, Ltd.	4,592	24,599
Sambu Construction Company, Ltd. (I)	5,132	25,086
Samhwa Paint Industrial Company, Ltd.	5,090	18,200
Samick Musical Instruments Company, Ltd.	24,370	30,174
Samjin Pharmaceutical Company, Ltd.	2,250	18,278
Samsung SDI Company, Ltd.	39,287	5,292,334
Samwhan Corp. (I)	6,280	21,033
Samyang Corp. (I)	2,769	113,853
Samyang Genex Company, Ltd.	2,270	104,857
Samyang Holdings Corp.	3,740	159,468
Samyang Tongsang Company, Ltd.	1,360	27,089
SAVEZONE I&C Corp.	16,880	36,941
SBS Media Holdings Company, Ltd.	35,780	131,273
SeAH Holdings Corp.	1,122	97,248
SeAH Steel Corp.	2,835	226,859
Sebang Company, Ltd.	11,820	151,065
Seowon Company, Ltd.	1,920	5,135
Sewon Cellontech Company, Ltd. (I)	3,610	10,600
SG Corp. (I)	84,000	35,342
Shin Poong Pharmaceutical Company, Ltd.	770	2,916
Shinhan Engineering &
Construction Company, Ltd. (I)	2,426	11,257
Shinhan Financial Group Company, Ltd., ADR	195,168	13,853,025
Shinhan Financial Group Company, Ltd.	136,367	4,746,222
Shinsegae Engineering &
Construction Company, Ltd.	700	8,450
Shinsegae Information &
Communication Company, Ltd.	1,038	45,865
Shinsung FA Company, Ltd. (I)	1,160	1,283
Shinsung Solar Energy Company, Ltd. (I)	21,150	59,350
Shinsung Tongsang Company, Ltd.	24,560	21,488
Shinwon Corp. (I)	27,180	27,339
Shinyoung Securities Company, Ltd.	5,296	134,555
Silla Company, Ltd.	5,476	72,250
Sindoh Company, Ltd.	3,959	221,182
SJM Company, Ltd.	4,902	31,351
SJM Holdings Company, Ltd.	2,999	8,888
SK Gas Company, Ltd.	2,870	162,664
SK Holdings Company, Ltd.	35,524	4,168,996
SK Innovation Company, Ltd.	38,962	4,768,875
SK Networks Company, Ltd.	118,827	906,119
SK Securities Company, Ltd.	198,250	208,981
Solomon Mutual Savings Bank (I)	3,600	3,567
Ssangyong Cement Industrial Company, Ltd. (I)	20,770	81,694
STX Corp.	34,400	297,849
STX Engine Company, Ltd.	14,010	129,206
STX Pan Ocean Company, Ltd.	112,020	447,761
STX Shipbuilding Company, Ltd.	36,140	335,101
Suheung Capsule Company, Ltd.	2,800	31,278
Sung Bo Chemicals Company, Ltd.	950	20,584
Sungshin Cement Company, Ltd. (I)	15,480	41,717
Sunjin Company, Ltd.	4,662	36,281
Sunjin Holdings Company, Ltd. (I)	793	14,336
Tae Kyung Industrial Company, Ltd.	10,000	26,489
Taegu Department Store Company, Ltd.	9,340	112,150
Taekwang Industrial Company, Ltd.	444	326,432
Taeyoung Engineering & Construction, Ltd.	55,620	222,756
Tailim Packaging Industrial Company, Ltd.	30,000	37,410
TCC Steel	5,042	20,684
Tec & Company (I)	35,280	4,004
Telcoware Company, Ltd.	820	5,262
Tong Yang Investment Bank	75,161	271,801
Tong Yang Moolsan Company, Ltd.	1,510	31,311
TS Corp.	5,232	90,388
Uangel Corp.	3,800	17,597
Unid Company, Ltd.	1,621	50,029
Union Steel	8,940	100,178
Wiscom Company, Ltd.	3,760	13,649
Woongjin Holdings Company, Ltd. (I)	39,346	199,368
Woori Finance Holdings Company, Ltd.	424,357	4,659,740
Woori Finance Holdings Company, Ltd., ADR	100	3,322
Woori Financial Company, Ltd.	5,310	72,210
Woori Investment & Securities Company, Ltd.	131,401	1,288,258
YESCO Company, Ltd.	1,950	42,648
Yoosung Enterprise Company, Ltd.	6,386	17,201
Youlchon Chemical Company, Ltd.	19,470	132,950
Young Poong Corp.	143	111,280
YuHwa Securities Company, Ltd.	3,410	39,438

		156,470,346
Taiwan - 13.0%
Ability Enterprise Company, Ltd.	21,000	19,207
AcBel Polytech, Inc.	254,000	147,096
Accton Technology Corp.	687,722	393,627
Acer, Inc. (I)	2,808,000	2,935,716
Achem Technology Corp.	119,575	61,435
Action Electronics Company, Ltd. (I)	190,923	49,833
AGV Products Corp. (I)	568,100	188,006
Alpha Networks, Inc.	215,000	161,183
Altek Corp.	291,578	186,538
AMPOC Far-East Company, Ltd.	86,993	77,998
AmTRAN Technology Company, Ltd.	109,185	88,858
APCB, Inc.	92,000	63,667
Apex Science & Engineering	6,489	2,293
Ardentec Corp.	22,000	14,773
Arima Optoelectronics Corp. (I)	63,750	11,681
Asia Cement Corp.	1,973,818	2,487,934
Asia Optical Company, Inc. (I)	183,000	199,153
Asia Polymer Corp.	17,000	18,059
Asia Vital Components Company Ltd.	141,298	72,362

The accompanying notes are an integral part of the financial statements.

88

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Taiwan (continued)
AU Optronics Corp., ADR (L)	904,460	$3,635,929
Audix Corp.	81,200	70,632
Aurora Systems Corp.	42,000	44,080
Avermedia Technologies, Inc.	103,000	81,046
Avision, Inc.	154,751	52,303
Avy Precision Technology Inc	4,000	6,658
Bank of Kaohsiung, Ltd. (I)	518,207	146,787
Basso Industry Corp. (I)	28,000	21,492
BES Engineering Corp.	2,195,700	532,766
Biostar Microtech International Corp.	67,000	34,007
Bright LED Electronics Corp.	28,000	18,500
C Sun Manufacturing, Ltd.	59,000	39,513
Cameo Communications, Inc. (I)	164,944	42,456
Capital Securities Corp.	711,069	239,493
Carnival Industrial Corp. (I)	205,000	68,725
Cathay Chemical Works, Inc.	93,000	35,406
Cathay Real Estate
Development Company, Ltd.	1,335,000	611,649
Central Reinsurance Company, Ltd. (I)	293,422	120,789
Chain Qui Development Company, Ltd.	75,000	53,277
Champion Building Materials Company, Ltd.	120,132	43,932
Chang Hwa Commercial Bank, Ltd.	2,375,000	1,262,793
Charoen Pokphand Enterprise	147,000	65,374
Cheng Loong Corp.	1,412,320	532,789
Cheng UEI Precision Industry Company, Ltd.	63,000	125,119
Chia Hsin Cement Corp.	694,926	316,275
Chien Kuo Construction Company, Ltd.	172,785	79,038
Chien Shing Stainless Steel Company, Ltd. (I)	199,000	21,700
Chimei Innolux Corp. (I)	5,480,073	2,287,817
Chin-Poon Industrial Company, Ltd.	571,571	536,695
China Airlines, Ltd.	2,108,910	950,344
China Chemical &
Pharmaceutical Company, Ltd.	196,000	119,228
China Development Financial Holdings Corp.	12,429,208	2,966,807
China Electric Manufacturing Corp.	93,000	63,066
China General Plastics Corp. (I)	495,000	160,863
China Glaze Company, Ltd.	98,000	48,271
China Manmade Fibers Corp. (I)	1,729,000	530,027
China Metal Products Company, Ltd.	193,400	118,890
China Motor Company, Ltd.	929,125	850,478
China Petrochemical Development Corp.	106,000	89,837
China Steel Structure Company, Ltd.	169,000	175,653
China Synthetic Rubber Corp.	136,965	128,275
China Wire & Cable Company, Ltd. (I)	128,000	33,976
Chinese Maritime Transport, Ltd.	12,000	14,868
Chun Yu Works & Company, Ltd. (I)	161,000	49,653
Chun Yuan Steel Industrial Company, Ltd.	659,681	271,107
Chung Hsin Electric &
Machinery Manufacturing Corp.	292,000	165,587
Chung Hung Steel Corp. (I)	235,625	63,975
Chung Hwa Pulp Corp. (I)	501,610	154,901
Chunghwa Picture Tubes, Ltd. (I)	4,649,429	170,905
CMC Magnetics Corp. (I)	4,348,000	754,597
Collins Company, Ltd.	134,626	63,466
Compal Electronics, Inc.	3,253,000	2,994,283
Compeq Manufactuing Company	1,453,000	584,357
Continental Holdings Corp.	821,000	288,824
Coretronic Corp.	46,000	43,353
Coxon Precise Industrial Company, Ltd.	59,000	91,937
CSBC Corp. Taiwan	70,000	54,809
D-Link Corp.	389,834	250,091
Da Cin Construction Company, Ltd.	62,000	41,314
Darfon Electronics Corp.	220,850	189,683
Delpha Construction Company, Ltd.	146,335	44,334
DFI, Inc.	6,000	4,549
Dynamic Electronics Company, Ltd.	155,866	52,529
E Ink Holdings, Inc.	104,000	114,847
E.Sun Financial Holding Company, Ltd.	5,318,976	2,755,028
Eastern Media International Corp. (I)	1,273,049	133,230
Edom Technology Company, Ltd.	141,000	44,638
Elite Material Company	61,000	57,585
Elite Semiconductor
Memory Technology, Inc. (I)	91,000	79,002
Elitegroup Computer
Systems Company, Ltd. (I)	968,793	403,119
Enlight Corp. (I)	49,130	2,844
Entie Commercial Bank	53,000	23,700
Epistar Corp. (I)	468,000	1,045,219
Eternal Chemical Company, Ltd.	35,000	26,308
Everest Textile Company, Ltd. (I)	230,000	64,875
Evergreen International Storage
& Transport Corp.	353,600	177,234
Evergreen Marine Corp. (I)	1,928,291	1,050,929
Everlight Chemical Industrial Corp.	25,000	15,413
Everlight Electronics Company, Ltd.	44,000	76,002
Everspring Industry Company, Ltd. (I)	182,000	47,925
Evertop Wire Cable Corp. (I)	91,414	12,492
Excel Cell Electronic Company, Ltd.	34,000	12,938
Excelsior Medical Company, Ltd.	42,000	84,293
Far Eastern International Bank	1,776,008	679,266
Farglory Land Development Company, Ltd.	8,000	14,262
Federal Corp.	522,087	263,969
First Copper Technology Company, Ltd. (I)	356,000	85,260
First Financial Holding Company, Ltd.	5,988,834	3,514,479
First Insurance Company, Ltd.	193,475	78,223
Forhouse Corp.	323,099	179,503
Formosa Advanced
Technologies Company, Ltd.	11,000	9,203
Formosa Epitaxy, Inc. (I)	329,000	250,187
Formosa Oilseed Processing	85,999	37,010
Formosa Taffeta Company, Ltd.	1,399,000	1,259,161
Formosan Rubber Group, Inc.	272,000	181,086
Formosan Union Chemical	255,400	173,255
Fortune Electric Co Ltd.	35,000	16,542
Founding Construction &
Development Company, Ltd.	61,330	37,645
Froch Enterprise Company, Ltd. (I)	41,000	13,803
FSP Technology, Inc.	72,229	68,898
FU I Industrial Company, Ltd. (I)	202,379	98,753
Fubon Financial Holding Company, Ltd. (I)	3,925,000	3,962,340
Fullerton Technology Company, Ltd.	86,460	86,577
Fulltech Fiber Glass Corp.	42,000	21,633
Fwusow Industry Company, Ltd.	167,336	85,827
G Shank Enterprise Company, Ltd.	55,000	27,875
Gemtek Technology Corp. (I)	175,697	158,381
Getac Technology Corp.	460,000	388,504
Giantplus Technology Company, Ltd. (I)	170,000	53,052
Gigabyte Technology Company, Ltd.	854,000	818,502
Gigastorage Corp.	225,000	192,256
Gintech Energy Corp. (I)	221,349	268,654
Global Brands Manufacture, Ltd.	161,822	69,868
Globe Union Industrial Corp.	91,000	60,173
Gold Circuit Electronics, Ltd. (I)	666,204	143,971
Goldsun Development &
Construction Company, Ltd.	1,644,714	586,767
Gordon Auto Body Parts Company, Ltd. (I)	120,184	22,856
Grand Pacific Petrochemical Corp.	783,000	345,056
Green Energy Technology, Inc. (I)	221,194	194,784
GTM Corp. (I)	159,000	64,777
Hannstar Board Corp. (I)	128,759	62,097

The accompanying notes are an integral part of the financial statements.

89

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Taiwan (continued)
HannStar Display Corp. (I)	4,719,000	$334,400
Harvatek Corp.	130,219	74,164
Hey Song Corp.	359,000	453,125
Hiti Digital, Inc. (I)	34,000	20,352
Hitron Technology, Inc. (I)	58,000	33,520
Ho Tung Chemical Corp. (I)	722,571	401,307
Hocheng Group Corp. (I)	424,500	116,499
Hold-Key Electric Wire &
Cable Company, Ltd.	28,840	9,753
Holystone Enterprise Company, Ltd.	159,000	140,090
Hong TAI Electric Industrial Company, Ltd.	351,000	110,143
Hsin Kuang Steel Company, Ltd.	312,085	220,861
Hsing TA Cement Company, Ltd.	435,000	150,898
Hua Eng Wire & Cable Company, Ltd. (I)	923,000	247,524
Hua Nan Financial Holdings Company, Ltd.	2,463,509	1,367,289
Hung Ching Development Company, Ltd.	173,000	68,962
Hung Poo Real Estate Development Corp.	123,000	103,259
Hung Sheng Construction Company, Ltd.	827,200	417,572
Hwa Fong Rubber Company, Ltd. (I)	427,770	92,969
I-Chiun Precision Industry Company, Ltd. (I)	98,000	63,378
Ichia Technologies, Inc. (I)	478,180	243,531
Inotera Memories, Inc. (I)	1,970,000	458,869
Inventec Company, Ltd.	2,662,270	868,208
ITE Technology, Inc. (I)	108,000	96,712
J Touch Corp.	14,000	13,754
Jess-Link Products Company, Ltd. (I)	13,000	12,517
Jui Li Enterprise Company, Ltd.	66,950	16,975
K Laser Technology, Inc. (I)	82,214	28,309
Kang Na Hsiung Enterprise Company, Ltd.	105,000	45,701
Kaulin Manufacturing Company, Ltd.	202,710	149,467
Kindom Construction Company, Ltd.	214,000	128,956
King Yuan Electronics Company, Ltd.	1,771,796	842,799
King’s Town Bank (I)	517,000	305,387
King’s Town Construction Company, Ltd.	37,000	32,041
Kinpo Electronics, Inc.	1,828,269	400,091
KS Terminals, Inc.	25,000	21,013
Kuoyang Construction Company, Ltd. (I)	235,000	97,367
Kwong Fong Industries Corp.	671,300	299,295
KYE System Corp. (I)	213,000	73,882
L&K Engineering Company, Ltd.	74,000	80,185
Lan Fa Textile Company, Ltd.	188,863	55,097
Lead Data, Inc. (I)	289,753	20,270
Leader Electronics, Inc.	10,000	3,812
Lealea Enterprise Company, Ltd.	1,006,955	359,679
Ledtech Electronics Corp. (I)	72,000	32,045
LEE CHI Enterprises Company, Ltd.	118,000	50,504
Lelon Electronics Corp.	73,000	32,706
Leofoo Development Company, Ltd. (I)	125,969	71,243
Li Peng Enterprise Company, Ltd.	601,550	177,321
Lien Hwa Industrial Corp.	776,414	472,422
Lingsen Precision Industries, Ltd.	372,481	204,219
LITE-On It Corp.	99,715	97,308
Lite-On Semiconductor Corp.	245,000	123,911
Lite-On Technology Corp.	2,272,316	2,867,341
Long Bon International Company, Ltd. (I)	82,000	33,284
Long Chen Paper Company, Ltd.	750,771	195,011
Lotes Company, Ltd.	14,000	34,432
Lucky Cement Corp. (I)	390,000	79,410
Macronix International Company, Ltd.	3,597,372	1,141,346
Marketech International Corp.	82,000	53,150
Masterlink Securities Corp. (I)	708,000	213,808
Maxtek Technology Company, Ltd.	16,000	13,324
Mayer Steel Pipe Corp. (I)	321,379	128,241
Mega Financial Holding Company, Ltd.	10,866,060	8,054,934
Meiloon Industrial Company, Ltd. (I)	117,048	31,375
Mercuries Data Systems, Ltd.	49,000	16,726
Merry Electronics Company, Ltd.	33,000	43,137
Micro-Star International Company, Ltd. (I)	1,410,264	740,908
Microelectronics Technology, Inc. (I)	266,000	99,786
Mirle Automation Corp.	8,000	5,734
Mitac International Corp.	1,913,956	641,293
Mobiletron Electronics Company, Ltd. (I)	56,000	31,897
Mosel Vitelic, Inc. (I)	521,000	56,447
Motech Industries, Inc. (I)	47,000	64,911
Mustek Systems, Inc. (I)	28,367	1,965
Nan Ya Printed Circuit Board Corp.	46,000	78,470
Neo Solar Power Corp. (I)	317,000	251,719
Nien Hsing Textile Company, Ltd. (I)	540,204	354,170
Ocean Plastics Company, Ltd. (I)	5,000	3,464
Optimax Technology Corp. (I)	144,610	8,070
Opto Technology Corp.	305,000	131,616
Orient Semiconductor Electronics, Ltd. (I)	382,000	53,915
Pacific Construction Company, Ltd. (I)	87,112	25,212
Pan Jit International, Inc. (I)	249,000	101,376
Paragon Technologies Company, Ltd.	48,000	48,645
Pegatron Corp.	1,381,660	1,828,867
Phihong Technology Company, Ltd.	16,000	17,048
Plotech Company, Ltd.	30,000	13,255
Pou Chen Corp.	1,607,348	1,375,412
Power Quotient International Company, Ltd. (I)	20,000	6,030
Powercom Company, Ltd. (I)	85,600	43,117
Powertech Technology, Inc.	117,000	228,703
President Securities Corp.	547,850	276,134
Prodisc Technology, Inc. (I)	762,000	4,335
Promate Electronic Company, Ltd.	44,000	35,605
Qisda Corp. (I)	1,550,280	366,782
Quintain Steel Company, Ltd. (I)	361,602	81,947
Radium Life Tech Company, Ltd.	379,110	272,159
Ralec Electronic Corp.	41,335	37,914
Reward Wool Industry Corp. (I)	111,000	25,902
Rexon Industrial Corp., Ltd. (I)	80,000	13,445
Ritek Corp. (I)	4,226,029	611,133
Sampo Corp.	902,338	274,872
Sanyang Industrial Company, Ltd.	952,859	618,628
SDI Corp.	52,000	37,759
Sheng Yu Steel Company, Ltd.	169,000	109,518
Shenmao Technology, Inc.	13,000	16,352
Shih Wei Navigation Company, Ltd.	42,000	38,278
Shihlin Electric & Engineering Corp.	41,000	48,246
Shin Kong Financial Holding Company, Ltd. (I)	3,916,000	1,140,266
Shin Zu Shing Company, Ltd.	33,000	91,506
Shinkong Insurance Company, Ltd.	108,000	72,113
Shinkong Synthetic Fibers Corp.	2,221,239	642,438
Shuttle, Inc. (I)	112,000	30,888
Sigurd Microelectronics Corp.	376,293	284,244
Silicon Integrated Systems Corp.	440,000	147,442
Sinbon Electronics Company, Ltd.	118,000	94,007
Sino-American Silicon Products, Inc.	56,000	88,267
Sinon Corp.	368,650	162,767
SinoPac Holdings Company, Ltd.	8,537,998	3,245,404
Sintek Photronic Corp. (I)	88,000	39,787
Sitronix Technology Corp.	45,000	53,380
Siward Crystal Technology Company, Ltd. (I)	64,213	18,794
Solelytex Industrial Corp. (I)	72,000	26,287
Solomon Technology Corp.	90,394	30,068
Southeast Cement Company, Ltd.	295,000	117,005
Spirox Corp.	127,068	48,252
Springsoft, Inc.	102,000	135,389
Stark Technology, Inc.	22,000	18,775

The accompanying notes are an integral part of the financial statements.

90

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Taiwan (continued)
Sunonwealth Electric Machine
Industry Company, Ltd.	19,000	$13,482
Sunplus Technology Company, Ltd. (I)	409,000	122,073
Sunrex Technology Corp.	54,000	26,777
Super Dragon Technology Company, Ltd. (I)	3,000	2,367
Supreme Electronics Company, Ltd.	181,000	97,726
Sweeten Construction Company, Ltd.	36,729	19,431
TA Chen Stainless Pipe	612,535	332,919
Ta Chong Bank, Ltd. (I)	2,544,000	787,014
Ta Ya Electric Wire & Cable Company, Ltd.	928,436	226,821
TA-I Technology Company, Ltd.	70,793	45,865
Tah Hsin Industrial Company, Ltd.	217,000	214,266
Taichung Commercial Bank (I)	1,986,035	628,486
Tainan Enterprises Company, Ltd.	194,250	192,872
Tainan Spinning Company, Ltd.	1,704,135	719,419
Taishin Financial Holdings Company, Ltd.	7,273,953	2,791,953
Taisun Enterprise Company, Ltd.	70,905	35,947
Taita Chemical Company, Ltd.	133,360	47,822
Taiwan Business Bank (I)	3,788,584	1,101,126
Taiwan Cement Corp.	3,198,983	3,816,319
Taiwan Cogeneration Corp.	359,434	232,694
Taiwan Cooperative Financial Holding (I)	5,205,991	3,090,780
Taiwan Fire & Marine Insurance Company	6,000	4,106
Taiwan Fu Hsing Industrial Company, Ltd.	231,000	157,515
Taiwan Hopax Chemicals
Manufacturing Company, Ltd.	10,000	4,162
Taiwan Kolin Company, Ltd. (I)	327,000	0
Taiwan Land Development Corp. (I)	291,902	113,850
Taiwan Mask Corp. (I)	407,150	151,102
Taiwan Navigation Company, Ltd.	9,000	9,372
Taiwan Paiho, Ltd.	378,360	256,741
Taiwan Pulp & Paper Corp.	417,640	129,487
Taiwan Sakura Corp.	15,000	7,668
Taiwan Styrene Monomer Corp. (I)	718,159	155,268
Taiwan Tea Corp.	546,000	271,071
Taiyen Biotech Company, Ltd.	320,000	233,385
Tatung Company, Ltd. (I)	2,265,400	487,660
Teapo Electronic Corp. (I)	108,163	14,648
Teco Electric & Machinery Company, Ltd.	2,874,000	1,878,225
Tex-Ray Industrial Company, Ltd. (I)	90,000	25,663
Thinking Electronic Industrial Co Ltd.	52,000	47,662
Ton Yi Industrial Corp.	697,200	372,615
Tong Yang Industry Company, Ltd.	154,740	150,465
Tong-Tai Machine & Tool Company, Ltd.	108,000	94,259
Topco Scientific Company, Ltd.	11,444	19,697
Topoint Technology Company, Ltd.	67,846	38,679
Tung Ho Steel Enterprise Corp.	266,000	259,653
Twinhead International Corp. (I)	145,000	11,656
TYC Brother Industrial Company, Ltd. (I)	168,817	67,798
Tycoons Group Enterprise Company, Ltd. (I)	367,768	62,305
Tyntek Corp. (I)	199,000	73,575
TZE Shin International Company, Ltd. (I)	53,742	25,770
U-Tech Media Corp. (I)	180,000	32,997
Unimicron Technology Corp.	1,111,000	1,271,059
Union Bank of Taiwan (I)	714,781	242,220
Unitech Electronics Company, Ltd.	158,039	82,415
Unitech Printed Circuit Board Corp.	717,975	266,730
United Microelectronics Corp.	16,156,794	7,068,906
Unity Opto Technology Company, Ltd. (I)	49,869	50,467
Universal Cement Corp.	821,108	358,723
Universal Microelectronics Company, Ltd. (I)	60,000	15,785
Unizyx Holding Corp.	377,000	194,703
UPC Technology Corp.	892,870	485,558
Ve Wong Corp.	93,993	61,330
Wafer Works Corp.	19,000	13,348
Wah Lee Industrial Corp.	98,000	123,491
Walsin Lihwa Corp. (I)	4,214,000	1,182,151
Walsin Technology Corp. (I)	858,044	210,528
Walton Advanced Engineering, Inc. (I)	229,584	68,852
Wan Hai Lines, Ltd. (I)	149,050	73,718
Waterland Financial Holding Company	2,862,578	965,865
WEI Chih Steel Industrial Company, Ltd. (I)	100,000	16,705
Weikeng Industrial Company, Ltd.	94,500	77,419
Well Shin Technology Company, Ltd.	30,000	42,058
Wellypower Optronics Corp. (I)	92,000	40,777
Weltrend Semiconductor, Inc. (I)	10,000	4,453
Winbond Electronics Corp. (I)	4,720,000	714,894
Wintek Corp. (I)	1,535,000	851,059
Wistron Corp.	189,000	232,656
WT Microelectronics Company, Ltd.	17,000	23,015
WUS Printed Circuit Company, Ltd. (I)	520,000	246,770
Yageo Corp. (I)	3,548,000	1,048,037
Yang Ming Marine Transport Corp. (I)	786,500	353,675
Yem Chio Company, Ltd.	44,000	40,866
Yeun Chyang Industrial Company, Ltd.	187,000	101,205
Yi Jinn Industrial Company, Ltd.	301,996	62,361
Yieh Phui Enterprise Company, Ltd.	1,740,552	531,722
Young Fast Optoelectronics Company, Ltd.	103,000	234,727
Yuanta Financial Holdings Company, Ltd. (I)	7,417,705	3,403,591
Yuen Foong Yu Paper
Manufacturing Company, Ltd.	1,678,202	696,547
Yufo Electronics Company, Ltd.	7,000	5,374
Yulon Motor Company, Ltd.	503,000	894,645
Yung Chi Paint & Varnish
Manufacturing Company, Ltd.	63,787	106,477
Zenitron Corp.	150,000	112,188
Zig Sheng Industrial Company, Ltd.	345,955	109,028

		132,897,981
Thailand - 2.8%
A.J. Plast PCL, Foreign Shares	117,500	43,286
Aapico Hitech PCL	120,600	54,300
Asia Plus Securities PCL	976,600	70,724
Bangchak Petroleum PCL	805,100	570,364
Bangkok Aviation Fuel Services PCL	139,371	56,609
Bangkok Bank PCL	1,038,900	6,289,612
Bangkok Bank PCL, Foreign Shares	145,000	948,555
Bangkok Expressway PCL	565,700	432,825
Bangkok Insurance PCL	3,250	24,969
Bangkok Land PCL (I)	9,510,100	215,594
Bank of Ayudhya PCL	2,762,100	2,631,644
Cal-Comp Electronics Thailand PCL	1,880,300	152,745
Delta Electronics Thailand PCL	268,300	180,781
Eastern Water Resources Development &
Management PCL	295,200	98,524
Esso Thailand PCL	1,090,000	346,631
G J Steel PCL (I)	23,487,100	96,137
G Steel PCL (I)	3,947,700	45,990
Golden Land Property Development PCL (I)	37,000	6,466
Hana Microelectronics PCL	328,800	197,736
IRPC PCL	9,283,000	1,046,384
Italian-Thai Development PCL (I)	1,550,400	151,330
KGI Securities Thailand PCL	566,200	36,011
Kiatnakin Finance PCL	434,200	492,166
Krung Thai Bank PCL	4,967,600	2,518,210
Krungthai Card PCL (I)	134,500	73,264
Loxley PCL	604,500	70,423
MBK PCL	46,300	139,950
Padaeng Industry PCL	166,300	62,834
Polyplex PCL	266,900	126,895

The accompanying notes are an integral part of the financial statements.

91

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Thailand (continued)
Pranda Jewelry PCL	214,300	$44,533
Precious Shipping PCL	577,100	261,657
PTT Global Chemical PCL	2,035,600	3,557,173
PTT PCL, Foreign Shares	177,700	1,807,213
Quality House PCL	3,590,167	194,430
Regional Container Lines PCL (I)	582,300	125,591
Rojana Industrial Park PCL (I)	29,800	7,694
Saha-Union PCL	204,000	194,301
Sahaviriya Steel Industries PCL (I)	8,662,200	180,008
Sansiri PCL	4,504,732	300,694
SC Asset Corp. PCL	336,400	151,465
Sri Trang Agro-Industry PCL	518,700	230,279
Tata Steel Thailand PCL (I)	5,227,800	130,037
Thai Airways International PCL (I)	885,300	602,093
Thai Carbon Black PCL	44,000	35,674
Thai Oil PCL	600,900	1,087,901
Thai Plastic & Chemical PCL	10,900	9,009
Thai Stanley Electric PCL	700	4,254
Thaicom PCL (I)	758,200	348,543
Thanachart Capital PCL	811,900	734,954
Thoresen Thai Agencies PCL	437,660	220,484
TMB Bank PCL	15,334,300	733,883
TPI Polene PCL	1,302,600	475,761
Vanachai Group PCL	940,600	115,502
Vinythai PCL	56,200	32,028

		28,766,120
Turkey - 2.0%
Advansa Sasa Polyester Sanayi AS (I)	36,667	24,613
Aksa Akrilik Kimya Sanayi AS	170,085	399,680
Alarko Holding AS	100,330	227,290
Albaraka Turk Katilim Bankasi AS (I)	47,374	29,173
Anadolu Cam Sanayi AS (I)	23,338	34,154
Anadolu Sigorta AS (I)	360,610	173,936
Asya Katilim Bankasi AS (I)	371,165	372,969
Aygaz AS	112,944	474,904
Bolu Cimento Sanayii AS	117,979	83,629
Borusan Mannesmann Boru Sanayi ve
Ticaret AS	14,559	225,911
Cemtas Celik Makina Sanayi Ticaret AS	98,165	66,916
Cimsa Cimento Sanayi VE Tica AS	62,677	290,012
Dogan Sirketler Grubu Holdings AS (I)	1,464,692	650,893
Dogus Otomotiv Servis ve Ticaret AS	6,235	19,205
Eczacibasi Yatirim Holding Ortakligi AS	27,948	105,779
EGE Seramik Sanayi ve Ticaret AS	31,602	31,740
EIS Eczacibasi Ilac ve Sinai ve Finansal
Yatirimlar Sanayi ve Ticaret AS	268,690	281,557
Eregli Demir ve Celik Fabrikalari TAS	1,034,264	1,154,252
Gentas Genel Metal Sanayi ve Ticaret AS	70,980	56,605
Global Yatirim Holding AS (I)(L)	380,889	260,134
Goldas Kuyumculuk Sanayi Ithalat Ve
Ihracat AS (I)	54,846	16,718
GSD Holding AS (I)	418,949	171,839
Gunes Sigorta AS (I)	14,161	16,604
Hurriyet Gazetecilik AS (I)	291,507	145,786
Ihlas Holding AS (I)	344,633	221,687
IS Finansal Kiralama AS (I)	84,158	41,148
Kardemir Karabuk Demir Celik Sanayi ve
Ticaret AS (I)	371,286	265,593
Kardemir Karabuk Demir Celik Sanayi Ve
Ticaret AS, Class B (I)	51,079	48,983
Kardemir Karabuk Demir Celik Sanayi Ve
Ticaret AS, Class D	162,805	90,322
KOC Holdings AS	669,722	2,558,858
Kordsa Global Endustriyel Iplik ve Kord Bezi
Sanayi ve Ticaret Anonim Sirketi AS	161,718	320,897
Marti Otel Isletmeleri AS (I)	100,968	35,842
Menderes Tekstil Sanayi ve Ticaret AS (I)	154,534	68,557
Metro Ticari Ve Mali Yatirimlar Holding AS (I)	49,860	15,778
Net Turizm Ticaret ve Sanayi AS (I)	196,638	75,274
Parsan Makina Parcalari Sanayii AS (I)	48,236	78,316
Petkim Petrokimya Holding AS (L)	389,715	436,314
Pinar Entegre Et ve Un Sanayi AS	36,324	108,604
Sanko Pazarlama Ithalat Ihracat AS (I)	9,947	19,902
Sarkuysan Elektrolitik Bakir Sanayi ve
Ticaret AS	168,256	205,910
Sekerbank AS (I)	472,361	267,443
Soda Sanayii AS (I)	19,642	33,521
Tekfen Holding AS	210,781	772,598
Tekstil Bankasi AS (I)	84,007	34,047
Trakya Cam Sanayi AS (I)	365,331	491,933
Turcas Petrolculuk AS (L)	47,466	64,669
Turk Hava Yollari (I)	628,584	1,108,663
Turk Sise ve Cam Fabrikalari AS	652,590	1,070,507
Turkiye Is Bankasi	993,689	2,649,581
Turkiye Sinai Kalkinma Bankasi AS	691,828	705,693
Turkiye Vakiflar Bankasi TAO	1,023,771	2,136,317
Uzel Makina Sanayi AS (I)	22,930	0
Vestel Elektronik Sanayi ve Tracaret AS (I)	118,623	137,653
Yapi ve Kredi Bankasi AS (I)	360,334	741,807

		20,120,716

TOTAL COMMON STOCKS (Cost $1,045,286,058)		$1,000,318,657

PREFERRED SECURITIES - 1.7%
Brazil - 1.7%
Banco ABC Brasil SA	96,300	457,886
Banco Daycoval SA	88,000	412,726
Banco Industrial e Comercial SA	155,800	442,150
Banco Panamericano SA	64,100	162,762
Banco Pine SA	49,096	311,174
Banco Sofisa SA	83,500	127,630
Bardella SA Industrias Mecanicas	916	31,559
Braskem SA, A Shares	241,739	1,610,390
Companhia de Ferro Ligas da Bahia	119,324	671,327
Companhia de Tecidos Norte de Minas SA (I)	92,100	136,647
Eucatex SA Industria e Comercio (I)	45,078	160,472
Forjas Taurus SA	42,305	48,444
Gerdau SA	444,000	3,912,770
Inepar SA Industria e Construcoes (I)	152,248	144,023
Klabin SA	430,600	1,950,938
Parana Banco SA	21,400	136,912
Petroleo Brasileiro SA	327,052	2,971,719
Suzano Papel e Celulose SA	379,300	749,723
Unipar Participacoes SA (I)	773,200	96,240
Usinas Siderurgicas de Minas Gerais SA	920,837	2,897,529

		17,433,021
India - 0.0%
Trent, Ltd., Series B (I)	926	15,887
Malaysia - 0.0%
TA Global BHD (I)	708,485	54,661

TOTAL PREFERRED SECURITIES (Cost $24,734,377)		$17,503,569

RIGHTS - 0.0%
C C Land Holdings, Ltd. (Expiration Date:
07/03/2012, Strike Price: HKD 1.606) (I)	2,330	0
G Steel PCL (Expiration Date: 10/12/2012,
Strike Price: THB 0.5) (I)	1,315,900	5,296

The accompanying notes are an integral part of the financial statements.

92

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or Principal Amount	Value

RIGHTS (continued)
Tereos Internacional Sa (Expiration:
07/13/2012, Strike Price: BRL 2.600) (I)	11,867	$177
Woori Financial Co Ltd.
(Expiration: 07/24/2012) (I)(N)	1,269	1,939

TOTAL RIGHTS (Cost $0)		$7,412

SECURITIES LENDING COLLATERAL - 6.0%
John Hancock Collateral
Investment Trust, 0.3542% (W)(Y)	6,110,313	61,149,567

TOTAL SECURITIES LENDING
COLLATERAL (Cost $61,150,178)		$61,149,567

SHORT-TERM INVESTMENTS - 0.1%
Money Market Funds - 0.1%
State Street Institutional Liquid Reserves
Fund, 0.2002% (Y)	1,233,784	1,233,784

TOTAL SHORT-TERM INVESTMENTS (Cost $1,233,784)		$1,233,784

Total Investments (Emerging Markets Value Trust)
(Cost $1,132,404,397) - 105.3%		$1,080,212,989
Other assets and liabilities, net - (5.3%)		(54,057,468)

TOTAL NET ASSETS - 100.0%		$1,026,155,521

Equity-Income Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 96.2%
Consumer Discretionary - 11.6%
Automobiles - 0.5%
General Motors Company (I)	210,300	$4,147,116
Harley-Davidson, Inc.	126,300	5,775,699

		9,922,815
Distributors - 0.5%
Genuine Parts Company (L)	172,800	10,411,200
Hotels, Restaurants & Leisure - 0.9%
Carnival Corp. (L)	280,400	9,609,308
Marriott International, Inc., Class A (L)	234,587	9,195,810

		18,805,118
Household Durables - 0.9%
Whirlpool Corp. (L)	306,500	18,745,540
Leisure Equipment & Products - 1.3%
Hasbro, Inc. (L)	190,300	6,445,461
Mattel, Inc.	605,975	19,657,829

		26,103,290
Media - 5.4%
Cablevision Systems Corp., Class A (L)	511,500	6,797,835
Comcast Corp., Class A	390,100	12,471,497
The Madison Square Garden, Inc., Class A (I)	187,400	7,016,256
The McGraw-Hill Companies, Inc.	380,700	17,131,500
The New York Times Company, Class A (I)(L)	619,700	4,833,660
The Walt Disney Company	522,600	25,346,100
Time Warner, Inc.	734,600	28,282,100
WPP PLC	488,313	5,935,109

		107,814,057
Multiline Retail - 1.4%
Kohl’s Corp. (L)	376,000	17,104,240
Macy’s, Inc.	331,800	11,397,330

		28,501,570
Specialty Retail - 0.7%
Staples, Inc. (L)	951,700	12,419,685
Tiffany & Company	20,800	1,101,360

		13,521,045

		233,824,635
Consumer Staples - 7.3%
Beverages - 1.3%
Molson Coors Brewing Company, Class B	168,200	6,998,802
PepsiCo, Inc.	264,700	18,703,702

		25,702,504
Food Products - 3.0%
Archer-Daniels-Midland Company	515,400	15,214,608
Campbell Soup Company (L)	515,000	17,190,700
ConAgra Foods, Inc.	490,200	12,710,886

Kellogg Company	88,500	4,365,705
McCormick & Company, Inc., Non-
Voting Shares	166,400	10,092,160

		59,574,059
Household Products - 2.4%
Clorox Company (L)	288,700	20,919,202
Kimberly-Clark Corp.	274,000	22,952,980
The Procter & Gamble Company	75,300	4,612,125

		48,484,307
Personal Products - 0.6%
Avon Products, Inc.	783,700	12,703,777

		146,464,647
Energy - 13.0%
Energy Equipment & Services - 1.6%
Diamond Offshore Drilling, Inc. (L)	249,000	14,723,370
Schlumberger, Ltd.	275,800	17,902,178

		32,625,548
Oil, Gas & Consumable Fuels - 11.4%
Anadarko Petroleum Corp.	287,400	19,025,880
BP PLC, ADR	297,775	12,071,799
Chevron Corp.	518,300	54,680,650
ConocoPhillips	150,500	8,409,940
CONSOL Energy, Inc. (L)	440,900	13,332,816
Exxon Mobil Corp.	550,300	47,089,171
Hess Corp.	90,100	3,914,845
Murphy Oil Corp.	411,000	20,669,190
Petroleo Brasileiro SA, ADR	228,500	4,288,945
Royal Dutch Shell PLC, ADR	518,600	34,969,198
Spectra Energy Corp.	287,250	8,347,485
Valero Energy Corp.	62,700	1,514,205

		228,314,124

		260,939,672
Financials - 19.8%
Capital Markets - 2.4%
Legg Mason, Inc.	525,602	13,860,125
Morgan Stanley	350,600	5,115,254
Northern Trust Corp.	401,600	18,481,632
The Bank of New York Mellon Corp.	528,500	11,600,575

		49,057,586
Commercial Banks - 5.8%
PNC Financial Services Group, Inc.	293,600	17,941,896

The accompanying notes are an integral part of the financial statements.

93

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Equity-Income Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
Regions Financial Corp.	995,000	$6,716,250
SunTrust Banks, Inc.	656,600	15,909,418
U.S. Bancorp	1,091,100	35,089,776
Wells Fargo & Company	1,187,000	39,693,280

		115,350,620
Consumer Finance - 3.3%
American Express Company	631,500	36,759,615
Capital One Financial Corp.	255,575	13,969,730
SLM Corp.	930,600	14,619,726

		65,349,071
Diversified Financial Services - 3.5%
Bank of America Corp.	2,291,293	18,742,777
JPMorgan Chase & Company	1,281,675	45,794,248
NYSE Euronext	257,100	6,576,618

		71,113,643
Insurance - 4.2%
Lincoln National Corp. (L)	427,000	9,338,490
Loews Corp.	154,400	6,316,504
Marsh & McLennan Companies, Inc.	688,800	22,200,024
Sun Life Financial, Inc.	338,900	7,374,464
The Allstate Corp.	690,800	24,240,172
The Chubb Corp.	132,400	9,641,368
XL Group PLC	230,700	4,853,928

		83,964,950
Real Estate Investment Trusts - 0.6%
Weyerhaeuser Company	578,000	12,924,080

		397,759,950
Health Care - 7.4%
Biotechnology - 0.8%
Amgen, Inc.	223,900	16,353,656
Health Care Providers & Services - 0.6%
Quest Diagnostics, Inc.	194,400	11,644,560
Life Sciences Tools & Services - 1.2%
Thermo Fisher Scientific, Inc.	442,700	22,980,557
Pharmaceuticals - 4.8%
Bristol-Myers Squibb Company	530,025	19,054,399
Johnson & Johnson	418,700	28,287,372
Merck & Company, Inc.	585,350	24,438,363
Pfizer, Inc.	1,085,635	24,969,605

		96,749,739

		147,728,512
Industrials - 13.5%
Aerospace & Defense - 2.5%
Honeywell International, Inc.	390,200	21,788,768
Lockheed Martin Corp.	114,000	9,927,120
The Boeing Company	241,900	17,973,170

		49,689,058
Air Freight & Logistics - 1.1%
United Parcel Service, Inc., Class B (L)	268,000	21,107,680
Airlines - 0.5%
United Continental Holdings, Inc. (I)(L)	411,800	10,019,094
Building Products - 0.7%
Masco Corp.	658,600	9,134,782
USG Corp. (I)(L)	259,900	4,951,095

		14,085,877
Commercial Services & Supplies - 0.3%
Avery Dennison Corp. (L)	245,400	6,709,236
Electrical Equipment - 2.0%
Cooper Industries PLC	313,000	21,340,340
Emerson Electric Company	418,800	19,507,704

		40,848,044
Industrial Conglomerates - 4.3%
3M Company	326,700	29,272,320
General Electric Company	2,764,200	57,605,928

		86,878,248
Machinery - 2.1%
Illinois Tool Works, Inc. (L)	440,700	23,308,623
Ingersoll-Rand PLC	266,800	11,253,624
ITT Corp. (L)	125,300	2,205,280
Xylem, Inc.	235,600	5,930,052

		42,697,579

		272,034,816
Information Technology - 7.0%
Communications Equipment - 1.9%
Cisco Systems, Inc.	895,000	15,367,150
Harris Corp. (L)	478,000	20,004,300
Nokia OYJ, ADR (L)	1,127,600	2,334,132

		37,705,582
Computers & Peripherals - 0.8%
Dell, Inc. (I)	532,700	6,669,404
Hewlett-Packard Company	445,200	8,952,972

		15,622,376
Electronic Equipment, Instruments & Components - 0.5%
Corning, Inc.	745,000	9,632,850
IT Services - 0.6%
Computer Sciences Corp.	528,324	13,113,002
Semiconductors & Semiconductor Equipment - 1.7%
Analog Devices, Inc.	365,300	13,760,851
Applied Materials, Inc.	1,025,200	11,748,792
First Solar, Inc. (I)(L)	101,300	1,525,578
Texas Instruments, Inc.	236,600	6,788,054

		33,823,275
Software - 1.5%
Microsoft Corp.	971,025	29,703,655

		139,600,740
Materials - 5.3%
Chemicals - 2.0%
E.I. du Pont de Nemours & Company	214,600	10,852,322
International Flavors & Fragrances, Inc. (L)	139,600	7,650,080
Monsanto Company	262,500	21,729,750

		40,232,152
Construction Materials - 0.7%
Vulcan Materials Company	363,300	14,426,643
Metals & Mining - 1.0%
Nucor Corp. (L)	495,600	18,783,240
Paper & Forest Products - 1.6%
International Paper Company	783,300	22,645,203
MeadWestvaco Corp.	351,600	10,108,500

		32,753,703

		106,195,738
Telecommunication Services - 4.4%
Diversified Telecommunication Services - 4.0%
AT&T, Inc.	1,164,549	41,527,817
CenturyLink, Inc.	310,717	12,270,214

The accompanying notes are an integral part of the financial statements.

94

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Equity-Income Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Diversified Telecommunication Services (continued)
Telefonica SA	426,879	$5,631,827
Verizon Communications, Inc.	452,500	20,109,100

		79,538,958
Wireless Telecommunication Services - 0.4%
Vodafone Group PLC	2,864,917	8,049,374

		87,588,332
Utilities - 6.9%
Electric Utilities - 5.6%
Duke Energy Corp. (I)(L)	587,400	13,545,444
Entergy Corp.	335,200	22,756,728
Exelon Corp.	531,400	19,991,268
FirstEnergy Corp.	204,200	10,044,598
Pinnacle West Capital Corp.	220,600	11,413,844
PPL Corp.	103,300	2,872,773
Progress Energy, Inc.	283,200	17,040,144
Xcel Energy, Inc.	547,900	15,565,837

		113,230,636
Multi-Utilities - 1.3%
NiSource, Inc. (L)	884,600	21,893,850
TECO Energy, Inc. (L)	222,200	4,012,932

		25,906,782

		139,137,418

TOTAL COMMON STOCKS (Cost $1,636,265,750)		$1,931,274,460

PREFERRED SECURITIES - 0.5%
Consumer Discretionary - 0.5%
General Motors Company, Series B, 4.750%	314,450	10,439,740

TOTAL PREFERRED SECURITIES (Cost $15,735,070)		$10,439,740

SECURITIES LENDING COLLATERAL - 8.0%
John Hancock Collateral
Investment Trust, 0.3542% (W)(Y)	15,990,616	160,027,693

TOTAL SECURITIES LENDING
COLLATERAL (Cost $160,032,625)		$160,027,693

SHORT-TERM INVESTMENTS - 3.1%
Money Market Funds - 3.1%
State Street Institutional U.S. Government
Money Market Fund, 0.0317% (Y)	1,193,260	1,193,260
T. Rowe Price Reserve Investment
Fund, 0.1573% (Y)	61,151,910	61,151,910

		62,345,170

TOTAL SHORT-TERM INVESTMENTS (Cost $62,345,170)		$62,345,170

Total Investments (Equity-Income Trust)
(Cost $1,874,378,615) - 107.8%		$2,164,087,063
Other assets and liabilities, net - (7.8%)		(156,942,946)

TOTAL NET ASSETS - 100.0%		$2,007,144,117

Financial Services Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 92.6%
Consumer Discretionary - 1.6%
Specialty Retail - 1.6%
Bed Bath & Beyond, Inc. (I)	35,750	$2,209,350
Consumer Staples - 2.9%
Food & Staples Retailing - 2.9%
CVS Caremark Corp.	88,900	4,154,297
Energy - 3.0%
Oil, Gas & Consumable Fuels - 3.0%
Canadian Natural Resources, Ltd.	157,520	4,229,412
Financials - 78.0%
Capital Markets - 21.3%
Ameriprise Financial, Inc.	31,986	1,671,588
Julius Baer Group, Ltd.	185,270	6,707,942
Oaktree Capital Group LLC	294,700	10,254,817
The Bank of New York Mellon Corp.	336,296	7,381,697
The Charles Schwab Corp. (L)	27,502	355,601
The Goldman Sachs Group, Inc.	38,388	3,679,874

		30,051,519
Commercial Banks - 15.3%
ICICI Bank, Ltd., ADR (L)	34,573	1,120,511
SKBHC Holdings LLC (I)(R)	432	2,549,211
State Bank of India, GDR	99,569	7,739,662
U.S. Bancorp (L)	28,629	920,709
Wells Fargo & Company (L)	275,881	9,225,461

		21,555,554
Consumer Finance - 11.3%
American Express Company	265,968	15,481,997
The First Marblehead Corp. (I)(L)	410,168	479,897

		15,961,894
Diversified Financial Services - 0.2%
Bank of America Corp.	36,055	294,930
Insurance - 25.5%
Alleghany Corp. (I)	21,459	7,290,695
Everest Re Group, Ltd.	54,438	5,633,789
Loews Corp.	212,205	8,681,307
Markel Corp. (I)	18,474	8,159,966
The Progressive Corp. (L)	303,335	6,318,468

		36,084,225
Real Estate Management & Development - 4.4%
Brookfield Asset Management, Inc., Class A	186,990	6,189,367

		110,137,489
Information Technology - 7.1%
Internet Software & Services - 2.0%
Google, Inc., Class A (I)	4,800	2,784,336
IT Services - 5.1%
Cielo SA	67,128	1,974,569
Visa, Inc., Class A	42,463	5,249,702

		7,224,271

		10,008,607
Materials - 0.0%
Paper & Forest Products - 0.0%
Sino-Forest Corp. (I)(L)	606,500	0

TOTAL COMMON STOCKS (Cost $129,592,788)		$130,739,155

The accompanying notes are an integral part of the financial statements.

95

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Financial Services Trust (continued)

	Shares or Principal Amount	Value

SECURITIES LENDING COLLATERAL - 7.8%
John Hancock Collateral
Investment Trust, 0.3542% (W)(Y)	1,105,844	11,066,847

TOTAL SECURITIES LENDING
COLLATERAL (Cost $11,066,949)		$11,066,847

SHORT-TERM INVESTMENTS - 7.7%
Commercial Paper - 7.7%
Bank of Tokyo-Mitsubishi UFJ, Ltd., 0.1602%,
07/05/2012 *	$5,780,000	$5,779,897
Societe Generale North America, 0.2000%,
07/02/2012 *	5,098,000	5,097,972

		10,877,869

TOTAL SHORT-TERM INVESTMENTS (Cost $10,877,869)		$10,877,869

Total Investments (Financial Services Trust)
(Cost $151,537,606) - 108.1%		$152,683,871
Other assets and liabilities, net - (8.1%)		(11,466,021)

TOTAL NET ASSETS - 100.0%		$141,217,850

Franklin Templeton Founding Allocation Trust

	Shares or Principal Amount	Value

INVESTMENT COMPANIES - 100.0%
Affiliated Investment Companies - 100.0%
Equity - 66.7%
John Hancock Variable Insurance Trust - 66.7%
Global, Series NAV (Franklin)	28,440,720	$398,170,075
Mutual Shares, Series NAV (Franklin)	39,560,817	403,915,943
Fixed Income - 33.3%
John Hancock Variable Insurance Trust - 33.3%
Income, Series NAV (Franklin)	36,975,685	401,186,184

		1,203,272,202

TOTAL INVESTMENT COMPANIES (Cost $1,258,887,695)		$1,203,272,202

Total Investments (Franklin Templeton Founding Allocation
Trust) (Cost $1,258,887,695) - 100.0%		$1,203,272,202
Other assets and liabilities, net - 0.0%		(39,351)

TOTAL NET ASSETS - 100.0%		$1,203,232,851

Fundamental All Cap Core Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 98.9%
Consumer Discretionary - 20.0%
Hotels, Restaurants & Leisure - 2.3%
Carnival Corp.	819,034	$28,068,295
Household Durables - 3.1%
Lennar Corp., Class A	1,227,128	37,930,526
Internet & Catalog Retail - 9.5%
Amazon.com, Inc. (I)	432,240	98,702,004
Blue Nile, Inc. (I)	621,300	18,458,823

		117,160,827
Media - 1.1%
Omnicom Group, Inc.	276,260	13,426,236
Specialty Retail - 4.0%
Lowe’s Companies, Inc.	1,759,058	50,027,610

		246,613,494
Consumer Staples - 5.1%
Beverages - 5.1%
Diageo PLC, ADR	150,746	15,537,390
PepsiCo, Inc.	201,541	14,240,887
SABMiller PLC	335,496	13,475,981
Tsingtao Brewery Company, Ltd., H Shares	3,413,254	19,527,480

		62,781,738

		62,781,738
Energy - 8.4%
Energy Equipment & Services - 2.4%
National Oilwell Varco, Inc.	177,080	11,411,035
Schlumberger, Ltd.	290,203	18,837,077

		30,248,112
Oil, Gas & Consumable Fuels - 6.0%
Apache Corp.	346,711	30,472,430
Occidental Petroleum Corp.	297,828	25,544,708
Ultra Petroleum Corp. (I)	759,552	17,522,865

		73,540,003

		103,788,115
Financials - 19.1%
Capital Markets - 10.6%
AllianceBernstein Holding LP	1,763,859	22,383,371
Northern Trust Corp.	485,990	22,365,260
State Street Corp.	452,181	20,185,360
T. Rowe Price Group, Inc.	565,203	35,585,181
The Goldman Sachs Group, Inc.	305,216	29,258,006

		129,777,178
Diversified Financial Services - 6.7%
Bank of America Corp.	5,584,279	45,679,402
JPMorgan Chase & Company	1,037,886	37,083,667

		82,763,069
Insurance - 1.8%
Prudential Financial, Inc.	458,555	22,207,819

		234,748,066
Health Care - 6.2%
Biotechnology - 2.0%
Amgen, Inc.	327,438	23,916,072
Health Care Equipment & Supplies - 1.4%
Medtronic, Inc.	448,243	17,360,451
Health Care Providers & Services - 2.8%
AMN Healthcare Services, Inc. (I)	2,253,568	13,363,658
Amsurg Corp. (I)	716,643	21,484,957

		34,848,615

		76,125,138
Industrials - 10.1%
Aerospace & Defense - 2.3%
American Science & Engineering, Inc.	506,026	28,565,168
Commercial Services & Supplies - 2.8%
Avery Dennison Corp.	1,271,290	34,757,069
Electrical Equipment - 1.8%
Sensata Technologies Holding NV (I)	832,458	22,293,225

The accompanying notes are an integral part of the financial statements.

96

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Fundamental All Cap Core Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Professional Services - 3.2%
Robert Half International, Inc.	1,366,087	$39,029,106

		124,644,568
Information Technology - 28.2%
Communications Equipment - 8.1%
Cisco Systems, Inc.	852,035	14,629,441
QUALCOMM, Inc.	1,349,284	75,128,133
Tellabs, Inc.	3,073,910	10,236,120

		99,993,694
Computers & Peripherals - 4.3%
Apple, Inc.	89,470	52,250,480
Internet Software & Services - 9.3%
Ancestry.com, Inc. (I)	2,171,680	59,786,350
Bankrate, Inc. (I)	542,492	9,976,428
Google, Inc., Class A (I)	54,258	31,473,438
VistaPrint NV (I)	409,190	13,216,837

		114,453,053
IT Services - 4.1%
Broadridge Financial Solutions, Inc.	1,115,609	23,729,003
Visa, Inc., Class A	216,376	26,750,565

		50,479,568
Software - 2.4%
FactSet Research Systems, Inc.	321,343	29,865,618

		347,042,413
Materials - 1.8%
Chemicals - 1.8%
Air Products & Chemicals, Inc.	267,239	21,574,204

TOTAL COMMON STOCKS (Cost $1,268,490,953)		$1,217,317,736

SHORT-TERM INVESTMENTS - 0.4%
Repurchase Agreement - 0.4%
Repurchase Agreement with State Street Corp.
dated 06/30/2012 at 0.010% to be
repurchased at $5,000,004 on 07/02/2012
collateralized by $4,560,000 U.S. Treasury
Notes 2.750% due 02/15/2019 (valued at
$5,101,500 including interest)	$5,000,000	$5,000,000

TOTAL SHORT-TERM INVESTMENTS (Cost $5,000,000)		$5,000,000

Total Investments (Fundamental All Cap Core Trust)
(Cost $1,273,490,953) - 99.3%		$1,222,317,736
Other assets and liabilities, net - 0.7%		8,491,639

TOTAL NET ASSETS - 100.0%		$1,230,809,375

Fundamental Holdings Trust

	Shares or Principal Amount	Value

INVESTMENT COMPANIES - 100.0%
Affiliated Investment Companies - 40.3%
Fixed Income - 40.3%
John Hancock Variable Insurance Trust (G) - 40.3%
Bond, Series NAV (John Hancock) (1)(A)	30,087,691	$423,634,686
American Funds Insurance Series - 59.7%
Equity - 59.7%
American Growth Fund - Class 1	4,335,132	243,764,470
American Growth-Income Fund - Class 1	6,957,797	250,480,690
American International Fund - Class 1	8,437,054	134,064,795

TOTAL INVESTMENT COMPANIES (Cost $892,836,499)		$1,051,944,641

Total Investments (Fundamental Holdings Trust)
(Cost $892,836,499) - 100.0%		$1,051,944,641
Other assets and liabilities, net - 0.0%		(15,664)

TOTAL NET ASSETS - 100.0%		$1,051,928,977

Fundamental Large Cap Value Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 97.6%
Consumer Discretionary - 18.8%
Hotels, Restaurants & Leisure - 3.3%
Carnival Corp.	490,588	$16,812,451
Household Durables - 3.1%
Dorel Industries, Inc., Class B	172,578	4,576,767
Lennar Corp., Class A	367,919	11,372,376

		15,949,143
Media - 4.7%
Comcast Corp., Class A	279,755	8,943,767
Lamar Advertising Company, Class A (I)	277,849	7,946,481
Omnicom Group, Inc.	149,093	7,245,920

		24,136,168
Multiline Retail - 1.5%
Target Corp.	127,758	7,434,238
Specialty Retail - 5.0%
Lowe’s Companies, Inc.	696,262	19,801,691
The Home Depot, Inc.	102,322	5,422,043

		25,223,734
Textiles, Apparel & Luxury Goods - 1.2%
Adidas AG	84,549	6,064,092

		95,619,826
Consumer Staples - 8.8%
Beverages - 6.3%
Diageo PLC, ADR	142,059	14,642,021
PepsiCo, Inc.	161,007	11,376,755
SABMiller PLC (I)	158,888	6,382,108

		32,400,884
Food & Staples Retailing - 1.2%
Walgreen Company	204,379	6,045,531
Tobacco - 1.3%
Philip Morris International, Inc.	74,277	6,481,411

		44,927,826
Energy - 10.2%
Energy Equipment & Services - 1.2%
National Oilwell Varco, Inc.	95,265	6,138,877
Oil, Gas & Consumable Fuels - 9.0%
Apache Corp.	152,348	13,389,866
Chevron Corp.	120,748	12,738,914
Exxon Mobil Corp.	73,874	6,321,398

The accompanying notes are an integral part of the financial statements.

97

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Fundamental Large Cap Value Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Occidental Petroleum Corp.	159,075	$13,643,863

		46,094,041

		52,232,918
Financials - 25.7%
Capital Markets - 7.9%
AllianceBernstein Holding LP	510,633	6,479,933
Northern Trust Corp.	222,712	10,249,206
State Street Corp.	216,153	9,649,070
The Goldman Sachs Group, Inc.	141,922	13,604,643

		39,982,852
Commercial Banks - 5.8%
U.S. Bancorp	370,654	11,920,233
Wells Fargo & Company	527,091	17,625,923

		29,546,156
Diversified Financial Services - 7.9%
Bank of America Corp.	1,960,391	16,035,998
JPMorgan Chase & Company	548,327	19,591,724
Moody’s Corp.	131,714	4,814,147

		40,441,869
Insurance - 4.1%
Prudential Financial, Inc.	221,186	10,712,038
Stewart Information Services Corp.	662,785	10,173,750

		20,885,788

		130,856,665
Health Care - 11.7%
Biotechnology - 3.6%
Amgen, Inc.	249,297	18,208,653
Health Care Equipment & Supplies - 1.8%
Medtronic, Inc.	240,354	9,308,910
Health Care Providers & Services - 2.2%
Amsurg Corp. (I)	206,937	6,203,971
VCA Antech, Inc. (I)	227,464	4,999,659

		11,203,630
Pharmaceuticals - 4.1%
Merck & Company, Inc.	345,228	14,413,269
Novartis AG, ADR	116,642	6,520,288

		20,933,557

		59,654,750
Industrials - 11.6%
Aerospace & Defense - 0.9%
The Boeing Company	63,962	4,752,377
Air Freight & Logistics - 2.0%
FedEx Corp.	108,890	9,975,413
Commercial Services & Supplies - 2.8%
Avery Dennison Corp.	518,121	14,165,428
Electrical Equipment - 1.7%
Sensata Technologies Holding NV (I)	333,726	8,937,182
Industrial Conglomerates - 2.7%
General Electric Company	650,410	13,554,544
Professional Services - 1.5%
Robert Half International, Inc.	267,389	7,639,304

		59,024,248
Information Technology - 9.8%
Communications Equipment - 5.8%
Cisco Systems, Inc.	755,403	12,970,270
QUALCOMM, Inc.	251,659	14,012,373
Tellabs, Inc.	831,950	2,770,394

		29,753,037
IT Services - 1.3%
Broadridge Financial Solutions, Inc.	304,244	6,471,270
Software - 2.7%
Microsoft Corp.	175,078	5,355,636
Oracle Corp.	277,275	8,235,068

		13,590,704

		49,815,011
Utilities - 1.0%
Electric Utilities - 1.0%
Entergy Corp.	73,660	5,000,774

TOTAL COMMON STOCKS (Cost $492,795,550)		$497,132,018

SHORT-TERM INVESTMENTS - 1.2%
Repurchase Agreement - 1.2%
Repurchase Agreement with State Street Corp.
dated 06/30/2012 at 0.010% to be
repurchased at $6,000,005 on 07/02/2012,
collateralized by $5,475,000 U.S. Treasury
Bonds, 2.750% due 02/15/2019 (valued at
$6,125,156, including interest)	$6,000,000	$6,000,000

TOTAL SHORT-TERM INVESTMENTS (Cost $6,000,000)		$6,000,000

Total Investments (Fundamental Large Cap Value Trust)
(Cost $498,795,550) - 98.8%		$503,132,018
Other assets and liabilities, net - 1.2%		5,958,918

TOTAL NET ASSETS - 100.0%		$509,090,936

Fundamental Value Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 93.5%
Consumer Discretionary - 8.7%
Automobiles - 0.6%
Harley-Davidson, Inc.	203,028	$9,284,470
Distributors - 0.3%
Li & Fung, Ltd.	2,518,500	4,880,425
Household Durables - 0.2%
Hunter Douglas NV	68,688	2,678,115
Internet & Catalog Retail - 1.7%
Expedia, Inc. (L)	125,265	6,021,489
Groupon, Inc. (I)(L)	313,500	3,332,505
Liberty Interactive Corp., Series A (I)	425,495	7,569,556
Netflix, Inc. (I)(L)	129,750	8,883,983

		25,807,533
Media - 2.5%
Grupo Televisa SAB, ADR	139,111	2,988,104
The Walt Disney Company	728,690	35,341,465

		38,329,569
Specialty Retail - 3.3%
Bed Bath & Beyond, Inc. (I)	698,178	43,147,400
CarMax, Inc. (I)(L)	255,468	6,626,840

The accompanying notes are an integral part of the financial statements.

98

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Fundamental Value Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Specialty Retail (continued)
Tiffany & Company	46,330	$2,453,174

		52,227,414
Textiles, Apparel & Luxury Goods - 0.1%
Cie Financiere Richemont SA	39,000	2,140,341

		135,347,867
Consumer Staples - 17.3%
Beverages - 4.3%
Diageo PLC, ADR	311,582	32,114,757
Heineken Holding NV	296,355	13,264,269
The Coca-Cola Company	273,880	21,414,677

		66,793,703
Food & Staples Retailing - 11.6%
Costco Wholesale Corp.	797,317	75,745,115
CVS Caremark Corp.	2,069,636	96,714,090
Sysco Corp. (L)	136,200	4,060,122
Walgreen Company	130,060	3,847,175

		180,366,502
Food Products - 0.3%
Nestle SA	22,680	1,352,894
Unilever NV - NY Shares	124,080	4,138,068

		5,490,962
Personal Products - 0.2%
Natura Cosmeticos SA	110,700	2,590,441
Tobacco - 0.9%
Philip Morris International, Inc.	170,957	14,917,708

		270,159,316
Energy - 9.1%
Energy Equipment & Services - 1.1%
Schlumberger, Ltd.	128,220	8,322,760
Transocean, Ltd.	204,152	9,131,719

		17,454,479
Oil, Gas & Consumable Fuels - 8.0%
Canadian Natural Resources, Ltd.	1,281,910	34,419,284
China Coal Energy Company, Ltd., H Shares	5,674,600	4,717,678
Devon Energy Corp.	238,361	13,822,554
EOG Resources, Inc.	393,593	35,466,665
Occidental Petroleum Corp.	403,730	34,627,922
OGX Petroleo e Gas Participacoes SA (I)	471,000	1,289,768

		124,343,871

		141,798,350
Financials - 34.9%
Capital Markets - 8.0%
Ameriprise Financial, Inc.	117,287	6,129,419
Julius Baer Group, Ltd. (I)	910,600	32,969,459
The Bank of New York Mellon Corp.	3,289,202	72,197,984
The Charles Schwab Corp. (L)	561,700	7,262,781
The Goldman Sachs Group, Inc.	61,700	5,914,562

		124,474,205
Commercial Banks - 6.3%
Wells Fargo & Company	2,936,026	98,180,709
Consumer Finance - 6.2%
American Express Company	1,646,310	95,831,705
Diversified Financial Services - 0.7%
CME Group, Inc.	11,190	3,000,151
JPMorgan Chase & Company	236,408	8,446,858

		11,447,009
Insurance - 11.7%
ACE, Ltd.	154,530	11,455,309
Alleghany Corp. (I)	67,586	22,962,344
Aon PLC	52,280	2,445,658
Berkshire Hathaway, Inc. Class A (I)	324	40,482,180
Everest Re Group, Ltd.	27,630	2,859,429
Fairfax Financial Holdings, Ltd.	22,200	8,695,740
Fairfax Financial Holdings, Ltd.
(Toronto Exchange)	8,800	3,484,561
Loews Corp.	1,197,227	48,978,557
Markel Corp. (I)	5,723	2,527,849
The Progressive Corp.	1,872,084	38,995,510

		182,887,137
Real Estate Management & Development - 2.0%
Brookfield Asset Management, Inc., Class A	456,380	15,106,178
Hang Lung Group, Ltd.	2,503,200	15,427,342

		30,533,520

		543,354,285
Health Care - 4.1%
Health Care Equipment & Supplies - 0.0%
Baxter International, Inc.	7,428	394,798
Health Care Providers & Services - 2.3%
Express Scripts Holding Company (I)	644,188	35,965,016
Life Sciences Tools & Services - 0.3%
Agilent Technologies, Inc.	134,580	5,280,919
Pharmaceuticals - 1.5%
Johnson & Johnson	48,100	3,249,636
Merck & Company, Inc.	101,039	4,218,378
Pfizer, Inc.	167,426	3,850,798
Roche Holdings AG	64,500	11,134,469

		22,453,281

		64,094,014
Industrials - 5.2%
Aerospace & Defense - 0.4%
Lockheed Martin Corp.	67,706	5,895,838
Commercial Services & Supplies - 1.6%
Iron Mountain, Inc.	761,591	25,102,039
Electrical Equipment - 0.4%
Emerson Electric Company	116,240	5,414,459
Machinery - 0.5%
PACCAR, Inc.	213,230	8,356,484
Marine - 1.2%
China Shipping Development Company, Ltd.,
H Shares	4,561,500	2,157,649
Kuehne & Nagel International AG	153,556	16,253,142

		18,410,791
Transportation Infrastructure - 1.1%
China Merchants Holdings
International Company, Ltd.	5,666,261	17,293,875

		80,473,486
Information Technology - 8.0%
Computers & Peripherals - 0.4%
Hewlett-Packard Company	311,046	6,255,135
Internet Software & Services - 3.1%
Google, Inc., Class A (I)	83,000	48,145,810
IT Services - 0.5%
Visa, Inc., Class A	67,830	8,385,823

The accompanying notes are an integral part of the financial statements.

99

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Fundamental Value Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment - 1.7%
Intel Corp.	199,270	$5,310,546
Texas Instruments, Inc.	727,110	20,860,786

		26,171,332
Software - 2.3%
Activision Blizzard, Inc.	755,900	9,063,241
Microsoft Corp.	459,854	14,066,934
Oracle Corp.	408,150	12,122,055

		35,252,230

		124,210,330
Materials - 6.0%
Chemicals - 4.3%
Air Products & Chemicals, Inc.	224,800	18,148,104
Ecolab, Inc.	126,855	8,693,372
Monsanto Company	270,060	22,355,567
Potash Corp. of Saskatchewan, Inc.	258,698	11,302,516
Praxair, Inc.	61,013	6,633,943

		67,133,502
Construction Materials - 0.2%
Martin Marietta Materials, Inc. (L)	40,371	3,182,042
Containers & Packaging - 0.3%
Sealed Air Corp.	262,775	4,057,246
Metals & Mining - 1.2%
BHP Billiton PLC	355,520	10,152,389
Rio Tinto PLC	192,534	9,195,293

		19,347,682
Paper & Forest Products - 0.0%
Sino-Forest Corp. (I)(L)	1,015,920	0
Sino-Forest Corp. (I)(S)	31,600	0

		0

		93,720,472
Telecommunication Services - 0.2%
Wireless Telecommunication Services - 0.2%
America Movil SAB de CV,
Series L, ADR (L)	124,400	3,241,864

TOTAL COMMON STOCKS (Cost $1,244,391,108)		$1,456,399,984

CONVERTIBLE BONDS - 0.1%
Materials - 0.1%
Sino-Forest Corp. 5.000%, 08/01/2013 (H)(S)	$3,244,100	$746,143

TOTAL CONVERTIBLE BONDS (Cost $3,244,100)		$746,143

SECURITIES LENDING COLLATERAL - 2.0%
John Hancock Collateral
Investment Trust, 0.3542% (W)(Y)	3,169,424	$31,718,329

TOTAL SECURITIES LENDING
COLLATERAL (Cost $31,717,099)		$31,718,329

SHORT-TERM INVESTMENTS - 5.2%
Bank of Tokyo-Mitsubishi UFJ, Ltd., 0.160%,
07/05/2012 *	$42,000,000	$41,999,253
Societe Generale North America, 0.200%,
07/02/2012 *	38,334,000	38,333,787

TOTAL SHORT-TERM INVESTMENTS (Cost $80,333,040)		$80,333,040

Total Investments (Fundamental Value Trust)
(Cost $1,359,685,347) - 100.8%		$1,569,197,496
Other assets and liabilities, net - (0.8%)		(12,141,041)

TOTAL NET ASSETS - 100.0%		$1,557,056,455

Global Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 97.4%
Austria - 0.5%
Telekom Austria AG	292,670	$2,876,763
Bermuda - 0.2%
RenaissanceRe Holdings, Ltd. (L)	12,380	941,004
Brazil - 0.7%
Petroleo Brasileiro SA (Class A), ADR (L)	63,250	1,147,355
Vale SA (Preference A Shares), ADR (L)	146,440	2,857,044

		4,004,399
Canada - 0.5%
Talisman Energy, Inc.	254,200	2,913,775
China - 0.4%
China Telecom Corp., Ltd., ADR	53,040	2,334,821
France - 9.7%
Alstom SA (L)	195,310	6,203,690
AXA SA	423,026	5,661,867
BNP Paribas SA	174,790	6,747,555
Cie Generale des Etablissements Michelin	96,502	6,311,679
Credit Agricole SA (I)	818,790	3,614,305
France Telecom SA	338,330	4,452,303
Sanofi	148,590	11,267,736
Total SA	190,620	8,602,516
Vivendi SA	198,244	3,685,480

		56,547,131
Germany - 5.2%
Deutsche Lufthansa AG	501,640	5,806,594
Deutsche Post AG	185,900	3,292,495
Merck KGaA	42,920	4,283,066
Muenchener Rueckversicherungs AG	42,740	6,030,179
SAP AG	95,650	5,648,468
Siemens AG	63,450	5,333,460

		30,394,262
Hong Kong - 0.8%
Cheung Kong Holdings, Ltd.	194,000	2,397,315
China Mobile, Ltd.	187,000	2,057,651

		4,454,966
India - 0.5%
ICICI Bank, Ltd., ADR	83,180	2,695,864
Ireland - 1.4%
CRH PLC	422,064	8,114,151
Italy - 3.0%
ENI SpA	299,420	6,390,029
Intesa Sanpaolo SpA (L)	3,441,660	4,922,620
UniCredit SpA (I)	1,629,069	6,172,964

		17,485,613
Japan - 3.1%
Konica Minolta Holdings, Inc.	319,010	2,514,033
Mazda Motor Corp. (I)	1,444,000	1,960,026
Nintendo Company, Ltd.	33,050	3,856,410
Nissan Motor Company, Ltd.	394,200	3,733,350
Toyota Motor Corp.	155,450	6,265,503

		18,329,322
Netherlands - 6.2%
Akzo Nobel NV	83,610	3,933,009
ING Groep NV, ADR (I)	1,123,202	7,578,049
Koninklijke Philips Electronics NV	328,180	6,489,298
Randstad Holdings NV (L)	149,170	4,405,272
Reed Elsevier NV	269,582	3,083,833
Royal Dutch Shell PLC, A Shares	97,344	3,289,452

The accompanying notes are an integral part of the financial statements.

100

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Global Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Netherlands (continued)
Royal Dutch Shell PLC, B Shares	156,840	$5,473,749
Royal Dutch Shell PLC, Class A (London
Stock Exchange)	2,394	80,645
SBM Offshore NV (I)	125,169	1,737,136

		36,070,443
Russia - 0.8%
Gazprom OAO, ADR (L)	471,880	4,482,860
Singapore - 3.3%
DBS Group Holdings, Ltd.	419,510	4,630,547
Flextronics International, Ltd. (I)	622,360	3,858,632
Singapore Telecommunications, Ltd.	4,169,000	10,901,256

		19,390,435
South Korea - 3.0%
KB Financial Group, Inc., ADR (L)	140,908	4,606,283
Samsung Electronics Company, Ltd.	11,940	12,659,061

		17,265,344
Spain - 0.5%
Telefonica SA	215,740	2,846,264
Sweden - 0.8%
Telefonaktiebolaget LM Ericsson, B Shares (L)	496,087	4,526,755
Switzerland - 6.4%
Adecco SA	32,410	1,442,299
Credit Suisse Group AG	274,700	5,018,433
Noble Corp.	131,450	4,276,069
Roche Holdings AG	57,200	9,874,289
Swiss Re, Ltd.	124,520	7,822,701
TE Connectivity, Ltd.	135,420	4,321,252
UBS AG	378,050	4,421,066

		37,176,109
Taiwan - 1.1%
Taiwan Semiconductor
Manufacturing Company, Ltd.	2,294,973	6,281,650
Turkey - 0.8%
Turkcell Iletisim Hizmetleri AS, ADR (I)	382,250	4,797,238
United Kingdom - 12.2%
Aviva PLC	1,256,769	5,379,579
BAE Systems PLC	592,240	2,680,112
BP PLC	1,137,675	7,622,609
Carillion PLC	166,950	722,969
GlaxoSmithKline PLC	512,860	11,629,535
HSBC Holdings PLC (L)	620,039	5,558,648
International Consolidated Airlines Group SA
(London Exchange) (I)	3,120,840	7,811,132
Kingfisher PLC	1,640,530	7,417,682
Lloyds Banking Group PLC (I)	3,353,780	1,649,624
Rentokil Initial PLC	974,500	1,128,187
Tesco PLC	1,215,450	5,908,128
Vodafone Group PLC	4,767,350	13,394,518

		70,902,723
United States - 36.3%
American Express Company	90,550	5,270,916
Amgen, Inc.	232,800	17,003,712
Baker Hughes, Inc. (L)	180,320	7,411,152
Bank of America Corp.	257,130	2,103,323
Brocade Communications Systems, Inc. (I)	584,460	2,881,388
Chesapeake Energy Corp. (L)	185,440	3,449,184
Chevron Corp.	64,000	6,752,000
Cisco Systems, Inc.	505,220	8,674,627
Citigroup, Inc.	235,940	6,467,115
Comcast Corp., Special Class A	372,050	11,682,370
CVS Caremark Corp.	167,910	7,846,434
Dell, Inc. (I)	171,320	2,144,926
FedEx Corp.	46,300	4,241,543
General Electric Company	270,670	5,640,763
Halliburton Company	133,730	3,796,595
Hewlett-Packard Company	182,980	3,679,728
JPMorgan Chase & Company	106,710	3,812,748
Medtronic, Inc.	164,650	6,376,895
Merck & Company, Inc.	217,350	9,074,363
Microsoft Corp.	499,650	15,284,294
Morgan Stanley	320,480	4,675,803
Navistar International Corp. (I)	197,630	5,606,763
News Corp., Class A	312,940	6,975,433
Oracle Corp.	164,260	4,878,522
Pfizer, Inc.	651,450	14,983,350
Sprint Nextel Corp. (I)(L)	2,056,520	6,704,255
Target Corp.	67,980	3,955,756
The Walt Disney Company	115,640	5,608,540
Time Warner Cable, Inc.	76,882	6,312,012
Time Warner, Inc.	145,233	5,591,471
United Parcel Service, Inc., Class B	113,280	8,921,933
Viacom, Inc., Class B	76,070	3,576,811

		211,384,725

TOTAL COMMON STOCKS (Cost $680,183,618)		$566,216,617

SECURITIES LENDING COLLATERAL - 4.6%
John Hancock Collateral
Investment Trust, 0.3542% (W)(Y)	2,678,047	26,800,825

TOTAL SECURITIES LENDING
COLLATERAL (Cost $26,800,508)		$26,800,825

SHORT-TERM INVESTMENTS - 1.8%
Time Deposits - 1.8%
Royal Bank of Canada, 0.110%, 07/02/2012 *	$10,500,000	$10,500,000

TOTAL SHORT-TERM INVESTMENTS (Cost $10,500,000)		$10,500,000

Total Investments (Global Trust) (Cost $717,484,126) - 103.8% $603,517,442
Other assets and liabilities, net - (3.8%)		(21,908,211)

TOTAL NET ASSETS - 100.0%		$581,609,231

Global Diversification Trust

	Shares or Principal Amount	Value

INVESTMENT COMPANIES - 100.0%
Affiliated Investment Companies - 27.1%
Fixed Income - 27.1%
John Hancock Variable Insurance Trust (G) - 27.1%
Bond, Series NAV (John Hancock) (1)(A)	14,341,741	$201,931,715
American Funds Insurance Series - 72.9%
Equity - 65.3%
American Global Growth Fund - Class 1	14,409,309	304,756,876
American Global Small Capitalization
Fund - Class 1	6,067,420	110,184,342
American New World Fund - Class 1	3,487,808	71,779,083

The accompanying notes are an integral part of the financial statements.

101

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Global Diversification Trust (continued)

	Shares or Principal Amount	Value

INVESTMENT COMPANIES (continued)
Fixed Income - 7.6%
American High-Income Bond Fund - Class 1	5,166,777	$57,041,215

TOTAL INVESTMENT COMPANIES (Cost $688,862,823)		$745,693,231

Total Investments (Global Diversification Trust)
(Cost $688,862,823) - 100.0%		$745,693,231
Other assets and liabilities, net - 0.0%		(13,625)

TOTAL NET ASSETS - 100.0%		$745,679,606

Growth Equity Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 97.2%
Consumer Discretionary - 14.7%
Auto Components - 0.9%
BorgWarner, Inc. (I)(L)	58,390	$3,829,800
Hotels, Restaurants & Leisure - 2.8%
Starbucks Corp.	111,850	5,963,842
Starwood Hotels & Resorts Worldwide, Inc.	63,360	3,360,614
Wynn Resorts, Ltd.	30,370	3,149,976

		12,474,432
Internet & Catalog Retail - 1.9%
Amazon.com, Inc. (I)	24,530	5,601,426
priceline.com, Inc. (I)	4,050	2,691,306

		8,292,732
Media - 1.0%
DIRECTV, Class A (I)	95,340	4,654,499
Multiline Retail - 0.6%
Dollar General Corp. (I)	45,480	2,473,657
Specialty Retail - 5.0%
Bed Bath & Beyond, Inc. (I)	70,060	4,329,708
Dick’s Sporting Goods, Inc. (L)	69,350	3,328,800
Limited Brands, Inc.	86,060	3,660,132
O’Reilly Automotive, Inc. (I)	47,670	3,993,316
PetSmart, Inc.	52,040	3,548,087
Tractor Supply Company	44,490	3,695,339

		22,555,382
Textiles, Apparel & Luxury Goods - 2.5%
Coach, Inc.	77,580	4,536,878
NIKE, Inc., Class B	53,400	4,687,452
Ralph Lauren Corp.	15,180	2,126,111

		11,350,441

		65,630,943
Consumer Staples - 10.5%
Beverages - 2.3%
Monster Beverage Corp. (I)	35,430	2,522,616
The Coca-Cola Company	100,720	7,875,297

		10,397,913
Food & Staples Retailing - 4.1%
Costco Wholesale Corp.	109,170	10,371,150
Whole Foods Market, Inc.	83,160	7,926,811

		18,297,961
Personal Products - 1.6%
The Estee Lauder Companies, Inc., Class A	133,200	7,208,784
Tobacco - 2.5%
Philip Morris International, Inc.	124,630	10,875,214

		46,779,872
Energy - 4.1%
Energy Equipment & Services - 2.4%
Ensco PLC	79,510	3,734,585
Schlumberger, Ltd.	106,820	6,933,686

		10,668,271
Oil, Gas & Consumable Fuels - 1.7%
Anadarko Petroleum Corp.	50,140	3,319,268
Plains Exploration & Production Company (I)	128,090	4,506,206

		7,825,474

		18,493,745
Financials - 3.2%
Capital Markets - 1.2%
T. Rowe Price Group, Inc.	89,070	5,607,847
Commercial Banks - 0.7%
Wells Fargo & Company	89,210	2,983,182
Consumer Finance - 1.3%
American Express Company	98,000	5,704,580

		14,295,609
Health Care - 12.9%
Biotechnology - 3.8%
Alexion Pharmaceuticals, Inc. (I)	45,970	4,564,821
Biogen Idec, Inc. (I)	53,260	7,689,679
Gilead Sciences, Inc. (I)	91,060	4,669,557

		16,924,057
Health Care Equipment & Supplies - 1.1%
Intuitive Surgical, Inc. (I)	8,920	4,939,807
Health Care Technology - 1.3%
Cerner Corp. (I)	68,560	5,667,170
Life Sciences Tools & Services - 0.8%
Agilent Technologies, Inc.	97,840	3,839,242
Pharmaceuticals - 5.9%
Allergan, Inc.	90,200	8,349,814
Novo Nordisk A/S, ADR	33,360	4,848,542
Perrigo Company	30,420	3,587,431
Shire PLC, ADR	68,880	5,950,543
Watson Pharmaceuticals, Inc. (I)	46,650	3,451,634

		26,187,964

		57,558,240
Industrials - 11.2%
Aerospace & Defense - 3.5%
Honeywell International, Inc.	115,730	6,462,363
Precision Castparts Corp.	54,950	9,038,726

		15,501,089
Air Freight & Logistics - 1.6%
FedEx Corp.	78,530	7,194,133
Commercial Services & Supplies - 0.6%
Stericycle, Inc. (I)	30,450	2,791,352
Construction & Engineering - 0.9%
Fluor Corp.	79,550	3,924,997
Electrical Equipment - 1.7%
AMETEK, Inc.	154,580	7,715,088
Machinery - 1.9%
Eaton Corp.	118,270	4,687,040

The accompanying notes are an integral part of the financial statements.

102

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Growth Equity Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Machinery (continued)
Joy Global, Inc.	62,580	$3,550,163

		8,237,203
Professional Services - 1.0%
Verisk Analytics, Inc., Class A (I)	92,930	4,577,732

		49,941,594
Information Technology - 33.8%
Communications Equipment - 4.3%
Cisco Systems, Inc.	199,550	3,426,274
F5 Networks, Inc. (I)	41,470	4,128,753
QUALCOMM, Inc.	174,560	9,719,501
Riverbed Technology, Inc. (I)	125,690	2,029,894

		19,304,422
Computers & Peripherals - 8.6%
Apple, Inc. (I)	52,240	30,508,160
EMC Corp. (I)	313,530	8,035,774

		38,543,934
Electronic Equipment, Instruments & Components - 0.8%
Trimble Navigation, Ltd. (I)(L)	74,370	3,421,764
Internet Software & Services - 5.5%
eBay, Inc. (I)	233,620	9,814,376
Facebook, Inc., Class A (I)(L)	68,310	2,125,807
Google, Inc., Class A (I)	21,590	12,523,711

		24,463,894
IT Services - 6.0%
Accenture PLC, Class A	89,330	5,367,840
Cognizant Technology
Solutions Corp., Class A (I)	43,420	2,605,200
Mastercard, Inc., Class A	20,320	8,739,835
Teradata Corp. (I)	49,360	3,554,414
Visa, Inc., Class A	53,640	6,631,513

		26,898,802
Semiconductors & Semiconductor Equipment - 0.9%
Avago Technologies, Ltd.	104,930	3,766,987
Software - 7.7%
Autodesk, Inc. (I)	119,670	4,187,253
Check Point Software Technologies, Ltd. (I)(L)	78,920	3,913,643
Citrix Systems, Inc. (I)	40,840	3,428,110
Intuit, Inc.	68,630	4,073,191
Microsoft Corp.	462,900	14,160,111
Red Hat, Inc. (I)	46,490	2,625,755
Salesforce.com, Inc. (I)(L)	15,950	2,205,247

		34,593,310

		150,993,113
Materials - 4.6%
Chemicals - 4.6%
Ecolab, Inc.	99,980	6,851,628
Monsanto Company	81,940	6,782,992
Praxair, Inc.	63,130	6,864,124

		20,498,744

		20,498,744
Telecommunication Services - 2.2%
Diversified Telecommunication Services - 2.2%
American Tower Corp.	142,270	9,946,097

TOTAL COMMON STOCKS (Cost $370,250,836)		$434,137,957

SECURITIES LENDING COLLATERAL - 2.9%
John Hancock Collateral
Investment Trust, 0.3542% (W)(Y)	1,293,252	12,942,346

TOTAL SECURITIES LENDING
COLLATERAL (Cost $12,942,516)		$12,942,346

SHORT-TERM INVESTMENTS - 2.2%
Repurchase Agreement - 2.2%
Repurchase Agreement with State Street Corp.
dated 06/29/2012 at 0.010% to be
repurchased at $10,003,008 on 07/02/2012,
collateralized by $10,225,000 Treasury Bill,
0.010% due 06/27/2013 (valued at
$10,204,550 including interest)	$10,003,000	$10,003,000

TOTAL SHORT-TERM INVESTMENTS (Cost $10,003,000) $10,003,000

Total Investments (Growth Equity Trust)
(Cost $393,196,352) - 102.3%		$457,083,303
Other assets and liabilities, net - (2.3%)		(10,194,642)

TOTAL NET ASSETS - 100.0%		$446,888,661

Health Sciences Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 98.6%
Consumer Staples - 0.9%
Food & Staples Retailing - 0.9%
CP ALL PCL	351,400	$392,780
Raia Drogasil SA	56,776	572,424
Shoppers Drug Mart Corp.	15,600	628,995

		1,594,199
Health Care - 95.7%
Biotechnology - 34.8%
3SBio Inc., ADR (I)	13,800	188,370
Abcam PLC	42,962	280,873
Achillion Pharmaceuticals, Inc. (I)	7,800	48,360
Acorda Therapeutics, Inc. (I)	19,661	463,213
Aegerion Pharmaceuticals, Inc. (I)	39,900	592,116
Affymax, Inc. (I)	10,500	135,240
Alexion Pharmaceuticals, Inc. (I)	136,340	13,538,562
Alkermes PLC (I)	126,200	2,141,614
Allos Therapeutics, Inc. (I)	28,700	51,373
AMAG Pharmaceuticals, Inc. (I)	25,600	394,240
Amarin Corp. PLC, ADR (I)	81,300	1,175,598
Amgen, Inc.	32,200	2,351,888
Amylin Pharmaceuticals, Inc. (I)	48,800	1,377,624
Anacor Pharmaceuticals, Inc. (I)	37,800	245,322
Ariad Pharmaceuticals, Inc. (I)	9,100	156,611
Arqule, Inc. (I)	21,600	128,088
AVEO Pharmaceuticals, Inc. (I)	4,800	58,368
Basilea Pharmaceutica (I)	1,123	53,140
Biocon, Ltd.	13,200	56,334
BioCryst Pharmaceuticals, Inc. (I)	20,600	81,988
Biogen Idec, Inc. (I)	8,519	1,229,973
BioMarin Pharmaceutical, Inc. (I)	50,000	1,979,000
BioMimetic Therapeutics, Inc. (I)	10,900	28,667
Celgene Corp. (I)	37,366	2,397,403
Chemocentryx, Inc. (I)	4,900	73,500
Cubist Pharmaceuticals, Inc. (I)	42,500	1,611,175
Cytokinetics, Inc. (I)	129,600	83,009
Dendreon Corp. (I)	62,700	463,980

The accompanying notes are an integral part of the financial statements.

103

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Health Sciences Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Biotechnology (continued)
Dyadic International, Inc. (I)	18,900	$20,034
Dynavax Technologies Corp. (I)	23,900	103,248
Exelixis, Inc. (I)	139,900	773,647
Gilead Sciences, Inc. (I)	91,396	4,686,787
Grifols SA, ADR (I)	15,400	147,840
Grifols SA, B Shares (I)	4,400	83,503
GTx, Inc. (I)	19,900	70,247
Halozyme Therapeutics, Inc. (I)	13,800	122,268
Human Genome Sciences, Inc. (I)	103,700	1,361,581
Idenix Pharmaceuticals, Inc. (I)	120,004	1,236,041
Incyte Corp. (I)	192,000	4,358,400
Infinity Pharmaceuticals, Inc. (I)	15,775	213,909
Intercell AG (I)	7,274	17,878
InterMune, Inc. (I)	52,900	632,155
Ironwood Pharmaceuticals, Inc. (I)	10,300	141,934
Lexicon Pharmaceuticals, Inc. (I)	22,900	51,525
Medivation, Inc. (I)	25,500	2,330,700
Momenta Pharmaceuticals, Inc. (I)	20,600	278,512
Neurocrine Biosciences, Inc. (I)	88,900	703,199
NPS Pharmaceuticals, Inc. (I)	44,500	383,145
Onyx Pharmaceuticals, Inc. (I)	19,838	1,318,235
Pharmacyclics, Inc. (I)	88,900	4,854,829
Puma Biotechnology, Inc. (I)	28,087	315,979
Regeneron Pharmaceuticals, Inc. (I)	30,500	3,483,710
Rigel Pharmaceuticals, Inc. (I)	39,700	369,210
Savient Pharmaceuticals, Inc. (I)	8,700	4,699
Seattle Genetics, Inc. (I)	19,900	505,261
Sinovac Biotech, Ltd. (I)	30,700	64,777
Swedish Orphan Biovitrum AB (I)	72,564	247,140
Targacept, Inc. (I)	10,500	45,150
Tesaro Inc (I)	7,900	110,521
Theravance, Inc. (I)	34,000	755,480
Threshold Pharmaceuticals, Inc. (I)	21,600	159,840
Tranzyme, Inc. (I)	39,700	146,890
United Therapeutics Corp. (I)	6,300	311,094
Vertex Pharmaceuticals, Inc. (I)	21,804	1,219,280
Vical, Inc. (I)	82,700	297,720
YM Biosciences, Inc. (I)	137,400	272,052

		63,584,049
Health Care Equipment & Supplies - 14.1%
Arthrocare Corp. (I)	17,200	503,616
Baxter International, Inc. (D)	50,500	2,684,075
China Kanghui Holdings, Inc., ADR (I)	42,500	837,250
Conceptus, Inc. (I)	51,700	1,024,694
Covidien PLC	56,125	3,002,688
Cynosure, Inc. (I)	4,400	93,060
DENTSPLY International, Inc.	78,850	2,981,319
Dynavox, Inc., Class A (I)	19,100	21,392
Edwards Lifesciences Corp. (I)	19,700	2,035,010
Endologix, Inc. (I)	9,000	138,960
EnteroMedics, Inc. (I)	70,050	241,673
Gen-Probe, Inc. (I)	1,900	156,180
Genmark Diagnostics, Inc. (I)	70,500	305,970
HeartWare International, Inc. (I)	13,800	1,225,440
Hill-Rom Holdings, Inc.	12,200	376,370
IDEXX Laboratories, Inc. (I)	20,200	1,941,826
Insulet Corp. (I)	26,100	557,757
Intuitive Surgical, Inc. (I)	500	276,895
Meridian Bioscience, Inc.	7,600	155,496
Nobel Biocare Holding AG	6,740	69,682
Shandong Weigao Group Medical Polymer
Company, Ltd., H Shares	356,000	395,012
Sonova Holding AG	1,556	150,148
St. Jude Medical, Inc.	600	23,946
Straumann Holding AG	964	141,582
Stryker Corp.	51,900	2,859,690
The Cooper Companies, Inc.	7,900	630,104
Tornier BV (I)	3,900	87,438
Urologix Inc (I)	74,100	57,057
Volcano Corp. (I)	28,000	802,200
Zimmer Holdings, Inc.	29,800	1,917,928

		25,694,458
Health Care Providers & Services - 20.6%
Acadia Healthcare Company, Inc. (I)	23,000	403,420
Aetna, Inc.	28,400	1,101,068
AMERIGROUP Corp. (I)	40,200	2,649,582
AmerisourceBergen Corp.	40,500	1,593,675
Amil Participacoes SA	25,800	258,193
Bangkok Dusit Medical Services PCL	366,100	1,123,890
Bumrungrad Hospital PCL	163,400	360,139
Cardinal Health, Inc.	200	8,400
Catalyst Health Solutions, Inc. (I)	29,700	2,775,168
Centene Corp. (I)	30,200	910,832
Community Health Systems, Inc. (I)	8,400	235,452
DaVita, Inc. (I)	14,695	1,443,196
Express Scripts Holding Company (I)	40,445	2,258,044
Fleury SA	29,500	374,533
Fortis Healthcare, Ltd. (I)	103,345	189,139
Fresenius Medical Care AG &
Company KGaA	10,880	770,104
Fresenius SE & Company KGaA	5,846	606,202
HCA Holdings, Inc.	21,000	639,030
Health Management
Associates, Inc., Class A (I)	8,300	65,155
Henry Schein, Inc. (I)	27,000	2,119,230
HMS Holdings Corp. (I)	50,700	1,688,817
Laboratory Corp. of America Holdings (I)	3,100	287,091
LCA-Vision, Inc. (I)	44,904	193,087
McKesson Corp.	36,300	3,403,125
MEDNAX, Inc. (I)	15,800	1,082,932
MWI Veterinary Supply, Inc. (I)	4,700	483,019
Odontoprev SA	39,200	199,074
Owens & Minor, Inc.	10,000	306,300
Quest Diagnostics, Inc.	13,800	826,620
Select Medical Holdings Corp. (I)	39,800	402,378
Shanghai Pharmaceuticals Holding
Company, Ltd., H Shares	237,100	298,097
Sinopharm Group Company, Ltd., H Shares	59,200	163,920
Triple-S Management Corp., Class B (I)	9,000	164,520
UnitedHealth Group, Inc.	71,000	4,153,500
Universal Health Services, Inc., Class B	40,250	1,737,190
WellCare Health Plans, Inc. (I)	25,200	1,335,600
WellPoint, Inc.	16,800	1,071,672

		37,681,394
Health Care Technology - 5.6%
Allscripts Healthcare Solutions, Inc. (I)	14,700	160,671
athenahealth, Inc. (I)	21,000	1,662,570
Catamaran Corp. (I)	77,800	7,718,538
Cerner Corp. (I)	9,100	752,206

		10,293,985
Life Sciences Tools & Services - 2.4%
Agilent Technologies, Inc.	2,500	98,100
BG Medicine, Inc. (I)	11,900	83,062
Bruker Corp. (I)	40,400	537,724
Covance, Inc. (I)	25,700	1,229,745
Illumina, Inc. (I)	6,550	264,555
Mettler-Toledo International, Inc. (I)	2,800	436,380

The accompanying notes are an integral part of the financial statements.

104

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Health Sciences Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Life Sciences Tools & Services (continued)
Thermo Fisher Scientific, Inc.	34,100	$1,770,131

		4,419,697
Pharmaceuticals - 18.2%
Abbott Laboratories	21,000	1,353,870
Allergan, Inc.	6,500	601,705
Auxilium Pharmaceuticals, Inc. (I)	26,300	707,207
AVANIR Pharmaceuticals, Class A (I)	319,500	1,252,440
Bayer AG	8,670	625,182
Bayer AG, ADR	400	28,584
Bristol-Myers Squibb Company	4,200	150,990
Cadence Pharmaceuticals, Inc. (I)	50,900	181,713
Cardiome Pharma Corp. (I)	52,708	23,929
China Medical System Holdings, Ltd.	1,432,200	626,976
Clovis Oncology, Inc. (I)	9,000	195,120
Depomed, Inc. (I)	19,200	109,248
Elan Corp. PLC, ADR (I)	178,200	2,599,938
Endocyte, Inc. (I)	11,900	97,818
Forest Laboratories, Inc. (I)	100	3,499
GlaxoSmithKline Pharmaceuticals, Ltd.	2,458	89,318
Hikma Pharmaceuticals PLC	6,668	68,222
Hospira, Inc. (I)	18,600	650,628
Impax Laboratories, Inc. (I)	25,000	506,750
Jazz Pharmaceuticals PLC (I)	24,900	1,120,749
Lijun International
Pharmaceutical Holding, Ltd.	140,000	37,840
MAP Pharmaceuticals, Inc. (I)	15,600	233,688
Medicis Pharmaceutical Corp., Class A	12,200	416,630
Merck & Company, Inc.	58,109	2,426,051
Mylan, Inc. (I)	500	10,685
Nektar Therapeutics (I)	17,200	138,804
Newron Pharmaceuticals SpA (I)	6,333	28,713
Novo Nordisk A/S	4,135	598,215
Optimer Pharmaceuticals, Inc. (I)	35,005	543,278
Pacira Pharmaceuticals, Inc. (I)	67,100	1,076,284
Par Pharmaceutical Companies, Inc. (I)	2,000	72,280
Pfizer, Inc.	42,101	968,323
Questcor Pharmaceuticals, Inc. (I)	8,800	468,512
Ranbaxy Laboratories, Ltd. (I)	22,047	194,479
Roche Holdings AG	7,616	1,314,731
Salix Pharmaceuticals, Ltd. (I)	9,800	533,512
Sanofi	1,800	136,496
Sawai Pharmaceutical Company, Ltd.	8,000	861,804
Shire PLC	17,133	492,415
Shire PLC, ADR	7,600	656,564
Simcere Pharmaceutical Group, ADR (I)	19,800	177,804
Stada Arzneimittel AG	10,828	330,306
Sun Pharmaceutical Industries, Ltd.	13,480	153,393
Supernus Pharmaceuticals, Inc. (I)	53,800	503,568
Teva Pharmaceutical Industries, Ltd., ADR	14,565	574,444
The Medicines Company (I)	108,155	2,481,076
Towa Pharmaceutical Company, Ltd.	9,200	515,650
UCB SA	22,378	1,129,230
Valeant Pharmaceuticals International, Inc. (I)	90,180	4,039,162
Vectura Group PLC (I)	59,375	71,469
ViroPharma, Inc. (I)	8,600	203,820
Warner Chilcott PLC, Class A (I)	14,100	252,672
Watson Pharmaceuticals, Inc. (I)	2,600	192,374
XenoPort, Inc. (I)	62,200	375,684

		33,203,842

		174,877,425
Industrials - 0.4%
Professional Services - 0.4%
The Advisory Board Company (I)	14,800	733,932
Information Technology - 0.9%
IT Services - 0.3%
MAXIMUS, Inc.	11,400	589,950
Software - 0.6%
Nuance Communications, Inc. (I)	48,700	1,160,034

		1,749,984
Materials - 0.7%
Chemicals - 0.7%
Monsanto Company	15,100	1,249,978

TOTAL COMMON STOCKS (Cost $136,091,729)		$180,205,518

PREFERRED SECURITIES - 0.3%
Health Care - 0.2%
Pharmaceuticals - 0.2%
Tesaro, Inc. (I)(R)	123,498	444,275
Information Technology - 0.1%
Software - 0.1%
Castlight Health, Inc. (I)(R)	27,963	168,800

TOTAL PREFERRED SECURITIES (Cost $437,409)		$613,075

CONVERTIBLE BONDS - 0.1%
Health Care - 0.1%
HeartWare International, Inc.
3.500%, 12/15/2017	$51,000	$60,180
Insulet Corp. 3.750%, 06/15/2016	52,000	57,785

		117,965

TOTAL CONVERTIBLE BONDS (Cost $101,585)		$117,965

OPTIONS PURCHASED - 0.0%
Call Options - 0.0%
Exchange Traded Option on Eli Lilly &
Company (Expiration Date: 1/19/2013;
Strike Price: $45.00) (I)	21,200	36,676

TOTAL OPTIONS PURCHASED (Cost $33,873)		$36,676

WARRANTS - 0.0%
Alexza Pharmaceuticals, Inc. (Expiration Date
10/05/2016; Strike price $2.77) (I)	1,413	168
Cadence Pharmaceuticals, Inc. (Expiration
Date 02/18/2014; Strike price $7.84) (I)	10,500	1,497
Cytokinetics, Inc. (Expiration
Date: 06/20/2017) (I)(N)	77,760	8,283
EnteroMedics, Inc. (Expiration Date
02/20/2013; Strike price $8.28) (I)	96,200	172
EnteroMedics, Inc. (Expiration Date
09/28/2016; Strike price $1.90) (I)	4,120	6,640
EnteroMedics, Inc. (Expiration Date:
06/13/2016; Strike Price $2.19) (I)	30,600	44,949
Puma Biotechnology (Expiration date:
10/04/2021; Strike Price: $0.01) (I)(R)	1	0

TOTAL WARRANTS (Cost $15,112)		$61,709

SHORT-TERM INVESTMENTS - 1.9%
Money Market Funds - 1.9%
State Street Institutional U.S. Government
Money Market Fund, 0.0317% (Y)	$450,008	$450,008

The accompanying notes are an integral part of the financial statements.

105

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Health Sciences Trust (continued)

	Shares or Principal Amount	Value

SHORT-TERM INVESTMENTS (continued)
Money Market Funds (continued)
T. Rowe Price Reserve Investment
Fund, 0.1573% (Y)	$2,936,495	$2,936,495

		3,386,503

TOTAL SHORT-TERM INVESTMENTS (Cost $3,386,503)		$3,386,503

Total Investments (Health Sciences Trust)
(Cost $140,066,211) - 100.9%		$184,421,446
Other assets and liabilities, net - (0.9%)		(1,719,184)

TOTAL NET ASSETS - 100.0%		$182,702,262

Heritage Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 97.3%
Consumer Discretionary - 22.5%
Auto Components - 0.8%
BorgWarner, Inc. (I)(L)	17,134	$1,123,818
Automobiles - 1.2%
Harley-Davidson, Inc.	33,888	1,549,698
Hotels, Restaurants & Leisure - 5.2%
Bally Technologies, Inc. (I)	19,589	914,023
Chipotle Mexican Grill, Inc. (I)(L)	5,146	1,955,223
Las Vegas Sands Corp.	15,358	667,919
Panera Bread Company, Class A (I)	6,787	946,379
Peet’s Coffee & Tea, Inc. (I)(L)	5,396	323,976
Penn National Gaming, Inc. (I)	15,296	682,049
Starwood Hotels & Resorts Worldwide, Inc.	28,734	1,524,051

		7,013,620
Internet & Catalog Retail - 2.5%
Expedia, Inc. (L)	13,739	660,434
Netflix, Inc. (I)(L)	6,141	420,474
priceline.com, Inc. (I)	3,339	2,218,832

		3,299,740
Media - 0.4%
Sirius XM Radio, Inc. (I)(L)	315,376	583,446
Multiline Retail - 1.1%
Family Dollar Stores, Inc.	22,457	1,492,941
Specialty Retail - 9.7%
DSW, Inc., Class A	14,424	784,666
GNC Holdings, Inc., Class A (L)	40,883	1,602,614
O’Reilly Automotive, Inc. (I)	27,537	2,306,774
PetSmart, Inc.	46,895	3,197,301
Ross Stores, Inc.	17,678	1,104,345
Sally Beauty Holdings, Inc. (I)	31,585	812,998
Tractor Supply Company	12,786	1,062,005
Ulta Salon Cosmetics & Fragrance, Inc.	23,367	2,182,010

		13,052,713
Textiles, Apparel & Luxury Goods - 1.6%
Lululemon Athletica, Inc. (I)(L)	12,143	724,087
Michael Kors Holdings, Ltd. (I)	33,442	1,399,213

		2,123,300

		30,239,276
Consumer Staples - 11.0%
Beverages - 1.5%
Beam, Inc.	11,492	718,135
Monster Beverage Corp. (I)	18,936	1,348,243

		2,066,378
Food & Staples Retailing - 5.1%
Costco Wholesale Corp.	20,648	1,961,560
Pricesmart, Inc.	10,481	707,572
The Fresh Market, Inc. (I)	19,549	1,048,413
Whole Foods Market, Inc.	33,346	3,178,541

		6,896,086
Food Products - 3.1%
McCormick & Company, Inc., Non-
Voting Shares	17,918	1,086,727
Mead Johnson Nutrition Company (L)	34,674	2,791,604
The Hain Celestial Group, Inc. (I)	3,693	203,263

		4,081,594
Household Products - 1.3%
Church & Dwight Company, Inc.	30,477	1,690,559

		14,734,617
Energy - 5.2%
Energy Equipment & Services - 2.5%
Atwood Oceanics, Inc. (I)	16,810	636,090
National Oilwell Varco, Inc.	29,399	1,894,472
Oil States International, Inc. (I)	12,778	845,904

		3,376,466
Oil, Gas & Consumable Fuels - 2.7%
Cabot Oil & Gas Corp.	22,323	879,526
Concho Resources, Inc. (I)	19,777	1,683,418
Linn Energy LLC	28,396	1,081,888

		3,644,832

		7,021,298
Financials - 5.6%
Capital Markets - 1.7%
KKR & Company LP	46,004	592,992
Lazard, Ltd., Class A	26,883	698,689
Raymond James Financial, Inc.	28,685	982,174

		2,273,855
Commercial Banks - 1.1%
East West Bancorp, Inc.	35,672	836,865
SVB Financial Group (I)	11,778	691,604

		1,528,469
Consumer Finance - 1.4%
Discover Financial Services	52,601	1,818,943
Real Estate Investment Trusts - 0.9%
Digital Realty Trust, Inc.	15,411	1,156,904
Real Estate Management & Development - 0.5%
CBRE Group, Inc. (I)	43,042	704,167

		7,482,338
Health Care - 14.4%
Biotechnology - 4.3%
Alexion Pharmaceuticals, Inc. (I)	27,955	2,775,932
Cepheid, Inc. (I)(L)	16,895	756,051
Grifols SA (I)	57,740	1,464,560
Regeneron Pharmaceuticals, Inc. (I)(L)	7,084	809,134

		5,805,677
Health Care Equipment & Supplies - 2.7%
IDEXX Laboratories, Inc. (I)	13,947	1,340,725
Intuitive Surgical, Inc. (I)	1,440	797,458

The accompanying notes are an integral part of the financial statements.

106

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Heritage Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
Sirona Dental Systems, Inc. (I)	14,500	$652,645
The Cooper Companies, Inc.	10,013	798,637

		3,589,465
Health Care Providers & Services - 1.2%
Catalyst Health Solutions, Inc. (I)	17,705	1,654,355
Health Care Technology - 4.6%
Catamaran Corp. (I)(L)	43,018	4,267,816
Cerner Corp. (I)(L)	22,439	1,854,808

		6,122,624
Pharmaceuticals - 1.6%
Perrigo Company (L)	18,810	2,218,263

		19,390,384
Industrials - 14.5%
Aerospace & Defense - 3.9%
BE Aerospace, Inc. (I)	36,364	1,587,652
Spirit Aerosystems Holdings, Inc., Class A (I)	42,988	1,024,404
TransDigm Group, Inc. (I)	19,349	2,598,571

		5,210,627
Building Products - 0.7%
Fortune Brands Home & Security, Inc. (I)	38,352	854,099
Commercial Services & Supplies - 2.6%
Cintas Corp.	20,756	801,389
Clean Harbors, Inc. (I)	23,900	1,348,438
Stericycle, Inc. (I)(L)	14,789	1,355,708

		3,505,535
Construction & Engineering - 2.0%
Chicago Bridge & Iron Company NV	23,627	896,881
KBR, Inc.	20,764	513,078
Quanta Services, Inc. (I)	50,636	1,218,809

		2,628,768
Machinery - 1.9%
Chart Industries, Inc. (I)(L)	15,722	1,081,045
Trinity Industries, Inc.	33,034	825,189
Woodward, Inc. (L)	17,061	672,886

		2,579,120
Professional Services - 0.7%
IHS, Inc., Class A (I)	9,152	985,945
Road & Rail - 1.8%
Kansas City Southern	35,198	2,448,373
Trading Companies & Distributors - 0.9%
United Rentals, Inc. (I)	35,278	1,200,863

		19,413,330
Information Technology - 18.4%
Communications Equipment - 0.6%
F5 Networks, Inc. (I)	8,879	883,993
Computers & Peripherals - 1.8%
Apple, Inc. (I)	4,068	2,375,712
Electronic Equipment, Instruments & Components - 2.2%
Jabil Circuit, Inc.	67,638	1,375,081
Trimble Navigation, Ltd. (I)	33,603	1,546,074

		2,921,155
Internet Software & Services - 2.4%
Baidu, Inc., ADR (I)	12,156	1,397,697
LinkedIn Corp., Class A (I)(L)	10,364	1,101,382
Rackspace Hosting, Inc. (I)(L)	17,218	756,559

		3,255,638
IT Services - 4.1%
Alliance Data Systems Corp. (I)	26,620	3,593,700
Teradata Corp. (I)	27,171	1,956,584

		5,550,284
Semiconductors & Semiconductor Equipment - 2.5%
Avago Technologies, Ltd.	24,834	891,541
NXP Semiconductor NV (I)	29,748	691,641
Xilinx, Inc.	51,551	1,730,567

		3,313,749
Software - 4.8%
Check Point Software Technologies, Ltd. (I)(L)	18,496	917,217
Citrix Systems, Inc. (I)	12,967	1,088,450
CommVault Systems, Inc. (I)	12,377	613,528
NetSuite, Inc. (I)	27,319	1,496,262
Nuance Communications, Inc. (I)(L)	31,849	758,643
Salesforce.com, Inc. (I)(L)	4,690	648,439
Sourcefire, Inc. (I)(L)	13,442	690,919
Splunk, Inc. (I)(L)	6,474	181,919

		6,395,377

		24,695,908
Materials - 4.1%
Chemicals - 3.2%
Airgas, Inc.	18,700	1,570,987
Albemarle Corp.	15,325	913,983
FMC Corp.	33,648	1,799,495

		4,284,465
Metals & Mining - 0.9%
Carpenter Technology Corp.	26,167	1,251,829

		5,536,294
Telecommunication Services - 1.6%
Wireless Telecommunication Services - 1.6%
SBA Communications Corp., Class A (I)(L)	38,217	2,180,280

TOTAL COMMON STOCKS (Cost $106,480,507)		$130,693,725

SECURITIES LENDING COLLATERAL - 15.2%
Securities Lending Collateral - 15.2%
John Hancock Collateral
Investment Trust, 0.3542% (W)(Y)	2,031,960	20,335,039

TOTAL SECURITIES LENDING
COLLATERAL (Cost $20,335,480)		$20,335,039

SHORT-TERM INVESTMENTS - 2.6%
Money Market Funds - 2.6%
State Street Institutional U.S. Government
Money Market Fund, 0.0317% (Y)	3,489,792	3,489,792

TOTAL SHORT-TERM INVESTMENTS (Cost $3,489,792)		$3,489,792

Total Investments (Heritage Trust)
(Cost $130,305,779) - 115.1%		$154,518,556
Other assets and liabilities, net - (15.1%)		(20,229,940)

TOTAL NET ASSETS - 100.0%		$134,288,616

The accompanying notes are an integral part of the financial statements.

107

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

International Core Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 95.7%
Australia - 5.3%
Australia & New Zealand Banking Group, Ltd.	29,925	$679,330
BGP Holdings PLC (I)	2,126,418	3
Billabong International, Ltd. (L)	238,479	264,277
BlueScope Steel, Ltd. (I)	2,900,627	899,579
Campbell Brothers, Ltd.	10,992	615,803
Commonwealth Bank of Australia	37,663	2,061,159
CSL, Ltd.	14,323	580,918
Dexus Property Group	946,453	905,287
Goodman Fielder, Ltd.	1,443,802	821,138
Goodman Group	216,376	820,157
GPT Group	359,420	1,215,801
Iluka Resources, Ltd.	40,832	478,473
Investa Office Fund	317,190	885,659
JB Hi-Fi, Ltd. (L)	72,142	658,565
Macquarie Group, Ltd.	30,803	829,351
Mirvac Group	847,720	1,110,182
NRW Holdings, Ltd.	66,021	207,024
OneSteel, Ltd., ADR	831,211	752,912
Pacific Brands, Ltd.	424,353	219,061
Qantas Airways, Ltd. (I)	185,753	205,884
QBE Insurance Group, Ltd.	422,718	5,828,087
Resolute Mining, Ltd. (I)	375,442	520,539
Stockland	437,188	1,384,250
TABCORP Holdings, Ltd.	282,381	850,914
Tatts Group, Ltd.	80,271	216,387
Telstra Corp., Ltd.	1,929,841	7,312,872
Wesfarmers, Ltd.	71,194	2,191,762
Westpac Banking Corp.	169,085	3,678,365

		36,193,739
Austria - 0.5%
Andritz AG	6,720	345,960
OMV AG	61,136	1,919,256
Raiffeisen Bank International AG (L)	11,719	383,824
Voestalpine AG (L)	33,204	880,352

		3,529,392
Belgium - 1.2%
Ageas	604,567	1,197,518
Anheuser-Busch InBev NV	69,459	5,399,933
Belgacom SA	34,012	966,342
Colruyt SA	2,841	126,598
Delhaize Group SA	11,629	425,929
Mobistar SA (I)	11,424	390,710

		8,507,030
Bermuda - 0.0%
Golden Ocean Group, Ltd. (L)	254,165	166,636
Canada - 3.3%
Alimentation Couche Tard, Inc.	10,500	458,531
Bank of Montreal	9,200	508,390
BCE, Inc. (L)	37,200	1,533,893
Canadian National Railway Company	22,100	1,868,981
Canadian Natural Resources, Ltd.	93,900	2,518,818
Canadian Pacific Railway, Ltd.	6,100	447,689
Canadian Tire Corp., Ltd.	3,700	250,325
Enbridge, Inc. (L)	80,900	3,230,914
Encana Corp. (L)	139,800	2,911,070
First Quantum Minerals, Ltd.	54,400	961,792
Husky Energy, Inc. (L)	52,300	1,307,372
IGM Financial, Inc. (L)	12,900	507,333
Metro, Inc.	13,600	696,364
National Bank of Canada	35	2,502
Research In Motion, Ltd. (I)(L)	135,100	1,000,544
RONA, Inc.	45,700	484,337
Royal Bank of Canada	22,700	1,162,982
Sun Life Financial, Inc. (Toronto
Stock Exchange) (L)	93,200	2,027,679
Valeant Pharmaceuticals International, Inc. (I)	8,500	381,294

		22,260,810
Denmark - 0.8%
H. Lundbeck A/S	6,446	132,796
Novo Nordisk A/S	35,281	5,104,140

		5,236,936
Finland - 0.4%
Neste Oil OYJ	42,099	474,358
Nokia OYJ (L)	822,148	1,693,658
Nokian Renkaat OYJ	8,753	333,613

		2,501,629
France - 9.6%
Air France KLM (I)(L)	227,638	1,086,866
Altran Technologies SA (I)	34,517	152,121
Arkema SA	17,997	1,179,206
Artprice.com (I)(L)	5,621	178,402
BNP Paribas SA (L)	16,585	640,244
Cie Generale d’Optique
Essilor International SA	10,522	977,431
Dassault Systemes SA	10,088	947,687
France Telecom SA	106,456	1,400,923
Lagardere SCA	32,589	909,835
LVMH Moet Hennessy Louis Vuitton SA	4,269	650,674
Pernod-Ricard SA (L)	9,816	1,050,081
Peugeot SA (I)	174,268	1,723,347
Rallye SA	7,602	217,451
Renault SA (L)	74,420	2,983,939
Sanofi	288,077	21,845,182
Societe Generale SA (I)	482	11,364
Total SA	547,304	24,699,350
Unibail-Rodamco SE	1,615	297,961
Vivendi SA	143,975	2,676,585
Zodiac Aerospace	12,965	1,319,230

		64,947,879
Germany - 6.3%
Adidas AG	21,109	1,513,997
Aurubis AG	26,877	1,295,733
BASF SE	9,653	670,774
Bilfinger Berger SE	11,419	930,550
BMW AG	16,623	1,204,468
Continental AG	8,369	697,633
Deutsche Bank AG	13,755	499,902
Deutsche Lufthansa AG	61,573	712,721
Deutsche Post AG	49,053	868,783
Duerr AG	11,262	694,207
E.ON AG	711,326	15,322,277
Fresenius Medical Care AG & Company KGaA	9,495	672,071
Fresenius SE & Company KGaA	18,309	1,898,555
GEA Group AG	32,410	860,563
Heidelberger Druckmaschinen AG (I)(L)	46,237	64,442
Hugo Boss AG	7,690	760,627
Lanxess AG	9,298	586,507
Leoni AG	20,746	791,382
Muenchener Rueckversicherungs AG	9,736	1,373,650
Puma SE	2,174	626,709
RWE AG	116,106	4,746,288
Salzgitter AG	15,141	622,418
SAP AG	57,872	3,417,545
SGL Carbon SE (L)	7,100	277,740

The accompanying notes are an integral part of the financial statements.

108

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

International Core Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Germany (continued)
Suedzucker AG	36,298	$1,283,994
Volkswagen AG	1,150	173,504

		42,567,040
Greece - 0.2%
OPAP SA	134,664	847,427
Public Power Corp. SA (I)	87,188	209,058

		1,056,485
Hong Kong - 1.2%
CLP Holdings, Ltd.	277,096	2,355,039
Emperor Watch & Jewellery, Ltd.	2,590,000	237,220
Esprit Holdings, Ltd.	556,530	715,960
Hong Kong & China Gas Company, Ltd.	393,492	835,887
Melco International Development, Ltd.	758,000	610,925
Pacific Basin Shipping, Ltd.	757,000	324,207
Power Assets Holdings, Ltd.	177,146	1,328,937
Swire Pacific, Ltd.	74,500	868,033
Swire Properties, Ltd.	52,150	157,408
Yue Yuen Industrial Holdings, Ltd.	181,282	565,939

		7,999,555
Ireland - 1.2%
C&C Group PLC	92,317	396,042
CRH PLC	110,458	2,123,547
DCC PLC	22,265	515,909
Kerry Group PLC	28,774	1,259,667
Paddy Power PLC	16,699	1,090,362
Shire PLC	42,959	1,234,673
WPP PLC	102,392	1,244,504

		7,864,704
Isle of Man - 0.1%
Playtech, Ltd. (I)	71,859	388,723
Israel - 0.1%
Africa Israel Investments, Ltd. (I)	29,650	86,998
Discount Investment Corp. (I)	40,739	66,537
Mellanox Technologies, Ltd. (I)	7,916	570,897
Nice Systems, Ltd. (I)	4,693	171,328

		895,760
Italy - 5.1%
Azimut Holding SpA	25,452	262,172
Banca Popolare di Milano SpA (I)	16,923	8,116
Banco Popolare Societa Cooperativa (I)	58,922	79,205
Davide Campari Milano SpA (L)	81,420	567,026
Enel SpA (L)	2,958,924	9,548,673
ENI SpA	577,774	12,330,481
Fiat Industrial SpA	82,141	809,451
Finmeccanica SpA (I)(L)	420,951	1,702,308
Fondiaria-Sai SpA (I)(L)	85,246	100,970
Impregilo SpA (L)	109,115	466,412
Italcementi SpA - RSP	34,167	79,658
Lottomatica SpA	16,367	316,167
Mediaset SpA	110,881	193,989
Mediolanum SpA (L)	149,403	527,917
Pirelli & C. SpA (L)	153,475	1,618,944
Recordati SpA	39,684	282,363
Salvatore Ferragamo Italia SpA	11,506	239,791
Telecom Italia SpA (BrsaItaliana
Stock Exchange)	2,744,385	2,704,418
Telecom Italia SpA, RSP	2,287,372	1,839,961
Terna Rete Elettrica Nazionale SpA	162,904	586,960
Tod’s SpA (L)	4,898	492,026

		34,757,008
Japan - 24.5%
Accordia Golf Company, Ltd.	499	330,695
Advance Residence Investment Corp.	188	365,247
Advantest Corp.	52,000	813,183
AEON Company, Ltd. (L)	218,300	2,721,114
Aiful Corp. (I)(L)	243,500	495,941
Alps Electric Company, Ltd.	51,854	365,867
Anritsu Corp. (L)	103,000	1,166,527
Asahi Group Holdings, Ltd.	49,100	1,054,549
Astellas Pharma, Inc.	80,326	3,508,635
Bridgestone Corp.	45,600	1,045,962
Calsonic Kansei Corp.	116,000	629,747
CAPCOM Company, Ltd.	16,000	334,603
Cosmo Oil Company, Ltd.	202,000	513,680
Credit Saison Company, Ltd.	35,700	792,195
Daikyo, Inc.	413,000	1,088,047
Daito Trust Construction Company, Ltd.	50,500	4,790,490
Dena Company, Ltd.	38,500	1,021,982
Don Quijote Company, Ltd.	100	3,440
East Japan Railway Company	14,300	897,812
EDION Corp.	80,500	403,681
Eisai Company, Ltd.	46,920	2,059,972
Electric Power Development Company, Ltd.	17,800	466,820
Fast Retailing Company, Ltd.	9,400	1,887,025
Fuji Heavy Industries, Ltd.	82,884	669,031
Gree, Inc. (I)	600	12,057
Gunze, Ltd.	92,000	252,507
Hanwa Company, Ltd.	88,000	335,391
Haseko Corp. (I)	1,483,000	1,084,989
Hikari Tsushin, Inc.	15,000	662,868
Honda Motor Company, Ltd.	19,600	682,759
Hosiden Corp.	34,800	221,364
Inpex Corp.	172	964,287
Isuzu Motors, Ltd.	246,000	1,315,192
ITOCHU Corp.	330,400	3,467,105
Japan Tobacco, Inc.	119,600	3,544,173
JFE Holdings, Inc.	84,200	1,407,908
JGC Corp.	16,000	463,092
Juki Corp.	97,000	163,006
JX Holdings, Inc.	861,700	4,426,546
K’s Holding Corp. (L)	45,100	1,319,805
Kajima Corp.	685,000	2,009,849
Kakaku.com, Inc.	12,000	408,627
Kao Corp.	59,050	1,628,598
Kawasaki Kisen Kaisha, Ltd. (I)(L)	547,000	1,082,737
KDDI Corp.	921	5,940,765
Kinugawa Rubber Industrial Company, Ltd. (L)	68,000	450,715
Kobe Steel, Ltd.	426,000	511,727
Kohnan Shoji Company, Ltd.	29,700	392,477
Konami Corp.	22,877	519,591
Lawson, Inc.	18,300	1,280,316
Leopalace21 Corp. (I)	173,600	584,051
Look, Inc. (L)	32,000	256,691
Marubeni Corp.	382,176	2,543,666
Marui Group Company, Ltd.	290	2,213
Mazda Motor Corp. (I)	862,512	1,170,738
Mediceo Holdings Company, Ltd.	45,400	642,381
Mitsubishi Chemical Holdings Corp.	338,500	1,490,788
Mitsubishi Corp.	177,505	3,584,465
Mitsubishi UFJ Lease &
Finance Company, Ltd.	20,450	852,005
Mitsui & Company, Ltd.	94,400	1,400,588
Mitsui Engineering &
Shipbuilding Company, Ltd.	428,000	619,198
Mitsui Mining & Smelting Company, Ltd.	389,000	851,427
Mitsui O.S.K. Lines, Ltd.	505,000	1,819,058

The accompanying notes are an integral part of the financial statements.

109

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

International Core Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Mizuho Financial Group, Inc.	1,220,000	$2,065,255
Nachi-Fujikoshi Corp.	34,000	144,194
Namco Bandai Holdings, Inc.	64,500	886,574
NET One Systems Company, Ltd.	75,600	1,006,237
Nichii Gakkan Company, Ltd.	31,300	290,490
NICHIREI Corp.	99,000	486,626
Nikon Corp.	40,000	1,215,172
Nintendo Company, Ltd.	11,400	1,330,199
Nippon Chemi-Con Corp. (I)	1,000	2,881
Nippon Light Metal Company, Ltd.	519,000	670,112
Nippon Paper Group, Inc. (L)	58,600	930,279
Nippon Steel Corp.	687,000	1,556,723
Nippon Telegraph & Telephone Corp.	170,800	7,935,737
Nippon Yusen Kabushiki Kaisha	621,000	1,649,240
Nipro Corp.	98,900	624,308
Nishimatsu Construction Company, Ltd.	182,000	350,258
Nisshinbo Holdings, Inc.	50,000	382,566
Nitori Holdings Company, Ltd.	14,650	1,387,236
Nitto Boseki Company, Ltd.	104,000	324,876
Nitto Denko Corp.	9,500	405,178
Nomura Research Institute, Ltd.	14,100	310,769
NTT DoCoMo, Inc.	1,806	3,005,505
Obayashi Corp.	180,000	788,730
Ono Pharmaceutical Company, Ltd.	9,300	584,961
Osaka Gas Company, Ltd.	176,880	741,406
Penta-Ocean Construction Company, Ltd. (L)	289,000	802,251
Point, Inc.	25,130	867,282
Resona Holdings, Inc.	1,126,500	4,649,498
Ricoh Company, Ltd.	75,000	633,129
Round One Corp.	100,200	535,815
Ryohin Keikaku Company, Ltd.	18,900	1,029,083
Sankyo Company, Ltd.	27,400	1,336,853
Sanrio Company, Ltd. (L)	13,200	481,110
Sapporo Hokuyo Holdings, Inc.	82,500	255,514
SCSK Corp.	21,400	311,162
Sega Sammy Holdings, Inc.	51,300	1,043,376
Seven & I Holdings Company, Ltd.	56,400	1,699,406
Shimamura Company, Ltd.	6,800	786,571
Shinko Electric Industries Company, Ltd. (L)	73,800	587,413
Showa Shell Sekiyu KK	68,800	421,348
Sojitz Corp.	735,400	1,216,805
Sumitomo Corp.	356,800	4,991,812
Sumitomo Light Metal Industries, Ltd.	400,000	418,227
Sumitomo Mitsui Financial Group	57,800	1,906,757
Sumitomo Osaka Cement Company, Ltd.	172,000	571,678
SxL Corp. (I)(L)	212,000	435,173
Taiheiyo Cement Corp.	1,010,000	2,317,505
Taisei Corp.	635,000	1,701,111
Taiyo Yuden Company, Ltd. (L)	45,600	447,166
Takeda Pharmaceutical Company, Ltd.	202,911	9,207,972
Toho Zinc Company, Ltd.	114,000	450,262
Tokuyama Corp. (L)	87,000	214,355
Tokyo Tatemono Company, Ltd. (I)	267,000	1,005,184
TonenGeneral Sekiyu KK (L)	79,867	708,907
Toray Industries, Inc.	1,000	6,820
Tosoh Corp.	191,000	518,660
Toyo Engineering Corp.	62,000	269,336
Toyota Motor Corp.	139,800	5,634,720
Toyota Tsusho Corp.	105,100	2,004,662
Tsugami Corp. (L)	62,000	436,350
Unicharm Corp.	20,100	1,145,037
Unitika, Ltd. (I)	519,000	281,476
UNY Company, Ltd.	123,800	1,353,254
USS Company, Ltd.	9,900	1,069,373
Wacom Company, Ltd.	143	321,690
West Japan Railway Company	14,200	584,876
Yahoo! Japan Corp.	2,622	848,550
Yamada Denki Company, Ltd.	74,950	3,825,470
Yamato Transport Company, Ltd.	200	3,220

		166,203,696
Jersey, C.I. - 0.1%
Randgold Resources, Ltd.	7,556	679,940
Netherlands - 4.0%
Aegon NV (L)	421,189	1,961,935
ASML Holding NV	55,615	2,833,991
CSM NV (L)	27,910	514,585
European Aeronautic Defence &
Space Company NV	78,255	2,775,126
Gemalto NV	4,157	298,956
ING Groep NV, ADR (I)	296,078	1,997,587
Koninklijke BAM Groep NV	195,857	552,253
Royal Dutch Shell PLC, B Shares	227,766	7,949,081
Royal Dutch Shell PLC, Class A (London
Stock Exchange)	162,964	5,489,649
SNS REAAL NV (I)(L)	52,992	72,290
Unilever NV	82,988	2,777,641
Wereldhave NV	3,820	245,080

		27,468,174
New Zealand - 0.6%
Chorus, Ltd. (I)	249,575	631,169
Fletcher Building, Ltd.	153,175	724,480
Telecom Corp. of New Zealand, Ltd.	1,339,721	2,572,698

		3,928,347
Norway - 0.2%
Aker Solutions ASA	32,145	457,695
TGS-NOPEC Geophysical Company ASA	24,953	672,566

		1,130,261

Portugal - 0.3%
EDP - Energias de Portugal SA	638,494	1,508,376
Jeronimo Martins SGPS SA	40,298	680,012

		2,188,388
Singapore - 1.5%
CapitaCommercial Trust	341,000	342,862
Ezra Holdings, Ltd. (I)	765,000	651,159
Golden Agri-Resources, Ltd.	4,457,000	2,382,636
Neptune Orient Lines, Ltd. (I)	146	129
Oversea-Chinese Banking Corp., Ltd.	49,807	347,946
SembCorp Marine, Ltd.	426	1,627
Singapore Exchange, Ltd.	194,000	973,887
Singapore Press Holdings, Ltd.	320,000	988,110
Singapore Telecommunications, Ltd.	1,545,210	4,040,473
Straits Asia Resources, Ltd.	202,000	221,735
Swiber Holdings, Ltd. (I)	500,000	227,103
Venture Corp., Ltd.	35,000	216,752

		10,394,419
Spain - 5.2%
Abengoa SA (L)	35,802	475,762
Banco Bilbao Vizcaya Argentaria SA	369,393	2,662,345
Banco Popular Espanol SA (L)	122,440	277,585
Banco Santander SA	1,252,104	8,362,535
Distribuidora Internacional de Alimentacion SA	111,671	524,852
Ferrovial SA	1,189	13,406
Fomento de Construcciones y Contratas SA (L)	22,920	293,019
Gas Natural SDG SA	237,045	3,045,029
Grifols SA (I)	47,354	1,201,122

The accompanying notes are an integral part of the financial statements.

110

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

International Core Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Spain (continued)
Grifols SA, B Shares (I)	4,735	$89,860
Iberdrola SA (L)	776,695	3,677,568
Inditex SA	17,857	1,846,943
Repsol YPF SA	123,586	1,987,040
Telefonica SA	834,004	11,003,039

		35,460,105
Sweden - 0.5%
Boliden AB (L)	61,788	864,300
Investor AB, B Shares	59,029	1,129,335
NCC AB, B Shares	36,841	663,728
Swedbank AB, Class A	35,996	569,231

		3,226,594
Switzerland - 4.4%
Nestle SA	150,194	8,959,285
Novartis AG	157,249	8,771,341
Roche Holdings AG	50,725	8,756,526
Swiss Re, Ltd.	8,094	508,488
Wolseley PLC	45,455	1,698,306
Zurich Financial Services AG	3,737	843,141

		29,537,087
United Kingdom - 19.1%
3i Group PLC	202,265	626,170
Aberdeen Asset Management PLC	105,450	429,457
Aggreko PLC	51,300	1,668,747
Amlin PLC	89,585	497,264
ARM Holdings PLC	328	2,612
Associated British Foods PLC	32,005	643,961
AstraZeneca PLC	441,791	19,747,596
Aviva PLC	161,733	692,295
Babcock International Group PLC	15,103	202,092
BAE Systems PLC	1,082,698	4,899,621
Barclays PLC	2,350,053	6,015,648
Bodycote PLC	63,019	330,958
BP PLC	1,716,895	11,503,477
British American Tobacco PLC	141,656	7,210,053
BT Group PLC	1,055,234	3,498,021
Bunzl PLC	45,915	752,171
Burberry Group PLC	54,162	1,129,776
Cable & Wireless Worldwide	442,167	262,493
Cobham PLC	273,750	997,011
Cookson Group PLC	50,920	471,566
Cove Energy PLC (I)	112,857	471,036
Diageo PLC	228,619	5,881,287
Dixons Retail PLC (I)(L)	2,172,393	626,859
Drax Group PLC	151,921	1,335,226
Fenner PLC	45,687	260,099
FirstGroup PLC	249,064	876,583
GlaxoSmithKline PLC	723,503	16,406,044
Halfords Group PLC	46,374	167,103
Home Retail Group PLC (L)	766,093	1,023,072
IMI PLC	36,142	471,711
Imperial Tobacco Group PLC	42,331	1,628,773
Intercontinental Hotels Group PLC	11,573	279,691
ITV PLC	505,041	609,648
Jazztel PLC (I)	117,810	669,223
Johnson Matthey PLC	7,362	255,268
Kesa Electricals PLC	208,997	162,305
Legal & General Group PLC	461,802	925,955
Lloyds Banking Group PLC (I)	6,649,710	3,270,794
National Express Group PLC	51,250	172,605
Next PLC	59,687	2,992,922
Pearson PLC	14,030	278,652
Premier Foods PLC (I)(L)	113,626	152,548
Prudential PLC	44,901	520,240
Rio Tinto PLC	135,016	6,448,272
Rockhopper Exploration PLC (I)	86,292	348,949
Rolls-Royce Holdings PLC	255,317	3,444,459
Royal Bank Of Scotland Group PLC (I)	198,295	672,227
SABMiller PLC	33,372	1,340,464
SSE PLC	67,517	1,471,988
Tate & Lyle PLC	94,064	955,854
Taylor Wimpey PLC	413,690	311,618
The Sage Group PLC	115,858	503,416
The Weir Group PLC	277	6,681
Thomas Cook Group PLC (L)	913,609	214,894
United Utilities Group PLC	48,142	509,370
Vodafone Group PLC	3,944,963	11,083,910
William Hill PLC	290,358	1,287,172
Yell Group PLC (I)(L)	1,294,859	31,496

		129,649,403

TOTAL COMMON STOCKS (Cost $708,541,447)		$648,739,740

PREFERRED SECURITIES - 0.4%
Germany - 0.4%
Henkel AG & Company KGaA	11,918	791,495
Porsche Automobil Holding SE (L)	42,739	2,128,213

		2,919,708

TOTAL PREFERRED SECURITIES (Cost $3,105,282)		$2,919,708

RIGHTS - 0.0%
Billabong International, Ltd. (Expiration Date
07/17/2012; Strike Price AUD 1.02) (I)	204,410	11,506
Repsol YPF SA (Expiration Date 07/05/2012;
Strike price EUR 0.554) (I)	123,586	86,644

TOTAL RIGHTS (Cost $85,446)		$98,150

SECURITIES LENDING COLLATERAL - 6.4%
John Hancock Collateral
Investment Trust, 0.3542% (W)(Y)	4,302,996	43,062,658

TOTAL SECURITIES LENDING
COLLATERAL (Cost $43,061,720)		$43,062,658

SHORT-TERM INVESTMENTS - 3.0%
Money Market Funds - 3.0%
State Street Institutional Treasury Money
Market Fund, 0.0000% (Y)	20,115,202	20,115,202

TOTAL SHORT-TERM INVESTMENTS (Cost $20,115,202)		$20,115,202

Total Investments (International Core Trust)
(Cost $774,909,097) - 105.5%		$714,935,458
Other assets and liabilities, net - (5.5%)		(36,979,164)

TOTAL NET ASSETS - 100.0%		$677,956,294

International Growth Stock Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 88.7%
Australia - 5.2%
BHP Billiton, Ltd.	83,096	$2,708,643
Brambles, Ltd.	594,605	3,771,386
CSL, Ltd.	97,785	3,966,000

The accompanying notes are an integral part of the financial statements.

111

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

International Growth Stock Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Australia (continued)
WorleyParsons, Ltd.	145,804	$3,787,183

		14,233,212
Belgium - 2.2%
Anheuser-Busch InBev NV	79,075	6,147,507
Brazil - 1.6%
Banco Bradesco SA, ADR	302,923	4,504,465
Canada - 7.6%
Agrium, Inc.	28,833	2,555,350
Canadian National Railway Company	28,234	2,387,730
Canadian Natural Resources, Ltd.	55,297	1,483,313
Cenovus Energy, Inc.	69,966	2,224,536
CGI Group, Inc. (I)	106,878	2,568,809
Fairfax Financial Holdings, Ltd.
(Toronto Exchange)	6,346	2,512,845
Potash Corp. of Saskatchewan, Inc.	68,422	2,990,648
Suncor Energy, Inc.	145,838	4,217,140

		20,940,371
China - 1.9%
Baidu, Inc., ADR (I)	1,683	193,511
CNOOC, Ltd.	1,115,000	2,249,278
Industrial & Commercial Bank of China,
H Shares	5,058,000	2,828,307

		5,271,096
Denmark - 1.2%
Novo Nordisk A/S	23,279	3,367,798
France - 6.2%
Cap Gemini SA	56,591	2,086,175
Cie Generale des Etablissements Michelin	22,849	1,494,431
Danone SA	40,966	2,543,265
Eutelsat Communications	59,714	1,836,014
L’Oreal SA	15,264	1,788,073
Publicis Groupe SA	65,233	2,983,207
Schneider Electric SA	49,328	2,748,492
Total SA	32,814	1,480,867

		16,960,524
Germany - 4.4%
Adidas AG	55,056	3,948,771
Fresenius Medical Care AG &
Company KGaA	43,836	3,102,783
SAP AG	86,159	5,087,991

		12,139,545
Hong Kong - 3.1%
China Mobile, Ltd.	316,500	3,482,601
Galaxy Entertainment Group, Ltd. (I)	857,000	2,150,374
Hutchison Whampoa, Ltd.	323,000	2,793,591

		8,426,566
Ireland - 1.6%
Shire PLC	55,804	1,603,847
WPP PLC	239,428	2,910,083

		4,513,930
Israel - 1.5%
Teva Pharmaceutical Industries, Ltd., ADR	107,717	4,248,358
Japan - 8.4%
Canon, Inc.	102,800	4,116,396
Denso Corp.	101,400	3,452,566
FANUC Corp.	13,100	2,152,294
Keyence Corp.	12,700	3,140,939
Komatsu, Ltd.	63,700	1,526,759
Nidec Corp.	25,000	1,895,864
Toyota Motor Corp.	80,200	3,232,508
Yamada Denki Company, Ltd.	68,050	3,473,292

		22,990,618
Mexico - 3.9%
America Movil SAB de CV, Series L, ADR	170,086	4,432,441
Fomento Economico Mexicano SAB
de CV, ADR	33,579	2,996,926
Grupo Televisa SAB, ADR	156,984	3,372,016

		10,801,383
Netherlands - 3.4%
Koninklijke Ahold NV	154,643	1,916,241
Royal Dutch Shell PLC, B Shares	100,781	3,517,278
Unilever NV	99,030	3,314,574
Vimpelcom, Ltd., ADR	79,194	642,263

		9,390,356
Russia - 0.6%
Gazprom OAO, ADR (London Exchange)	162,629	1,539,465
Singapore - 2.6%
Keppel Corp., Ltd.	454,200	3,721,758
United Overseas Bank, Ltd.	224,000	3,328,766

		7,050,524
South Korea - 2.4%
Hyundai Mobis	13,489	3,265,353
NHN Corp.	15,615	3,424,383

		6,689,736
Spain - 1.1%
Amadeus IT Holding SA, A Shares	137,272	2,907,022
Sweden - 2.9%
Kinnevik Investment AB	77,181	1,550,177
Swedbank AB, Class A	188,777	2,985,266
Telefonaktiebolaget LM Ericsson, B Shares	221,584	2,021,936
Volvo AB, Series B	119,668	1,370,878

		7,928,257
Switzerland - 7.8%
ABB, Ltd. (I)	134,249	2,190,974
Informa PLC	361,006	2,158,636
Julius Baer Group, Ltd. (I)	67,773	2,453,810
Nestle SA	69,096	4,121,674
Novartis AG	51,113	2,851,080
Roche Holdings AG	19,871	3,430,280
Syngenta AG	12,047	4,112,643

		21,319,097
Taiwan - 1.2%
Taiwan Semiconductor
Manufacturing Company, Ltd.	1,162,000	3,180,550
Turkey - 0.9%
Akbank TAS	653,073	2,397,924
United Kingdom - 17.0%
BG Group PLC	203,324	4,161,601
British American Tobacco PLC	86,221	4,388,504
British Sky Broadcasting Group PLC	211,216	2,305,226
Centrica PLC	502,029	2,502,705
Compass Group PLC	603,180	6,326,895
GlaxoSmithKline PLC	90,691	2,056,495
Imperial Tobacco Group PLC	140,139	5,392,139
International Power PLC	221,822	1,450,423
Kingfisher PLC	906,005	4,096,516
Next PLC	75,566	3,789,152
Pearson PLC	113,893	2,262,043

The accompanying notes are an integral part of the financial statements.

112

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

International Growth Stock Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
Reed Elsevier PLC	582,954	$4,676,735
Smith & Nephew PLC	241,054	2,413,028
Tesco PLC	212,200	1,031,474

		46,852,936

TOTAL COMMON STOCKS (Cost $244,774,097)		$243,801,240

PREFERRED SECURITIES - 1.4%
Germany - 1.4%
Volkswagen AG	23,612	3,743,624

TOTAL PREFERRED SECURITIES (Cost $4,113,754)		$3,743,624

SHORT-TERM INVESTMENTS - 9.6%
Money Market Funds - 9.6%
State Street Institutional Liquid Reserves
Fund, 0.2002% (Y)	$26,532,178	26,532,178

TOTAL SHORT-TERM INVESTMENTS (Cost $26,532,178)		$26,532,178

Total Investments (International Growth Stock Trust)
(Cost $275,420,029) - 99.7%		$274,077,042
Other assets and liabilities, net - 0.3%		771,229

TOTAL NET ASSETS - 100.0%		$274,848,271

International Opportunities Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 93.3%
Argentina - 1.5%
MercadoLibre, Inc.	80,084	$6,070,369
Belgium - 2.6%
Anheuser-Busch InBev NV	131,939	10,257,299
Brazil - 1.4%
BR Malls Participacoes SA	478,200	5,476,027
Canada - 3.3%
Canadian National Railway Company	88,710	7,485,350
IMAX Corp. (I)	112,590	2,705,538
Pacific Rubiales Energy Corp.	126,176	2,671,992

		12,862,880
China - 3.6%
Baidu, Inc., ADR (I)	89,311	10,268,979
CNOOC, Ltd.	1,887,500	3,807,635

		14,076,614
Denmark - 2.2%
Novo Nordisk A/S	58,383	8,446,331
France - 3.7%
Pernod-Ricard SA	57,473	6,148,257
Schneider Electric SA	72,926	4,063,342
Unibail-Rodamco SE	22,956	4,235,289

		14,446,888
Germany - 5.5%
Adidas AG	93,111	6,678,182
BMW AG	94,885	6,875,168
Kabel Deutschland Holding AG (I)	129,567	8,063,309

		21,616,659
Hong Kong - 6.2%
AIA Group, Ltd.	1,696,000	5,847,717
Belle International Holdings, Ltd.	1,840,000	3,152,062
China Unicom Hong Kong, Ltd.	6,774,000	8,492,979
Hang Lung Properties, Ltd.	1,980,000	6,739,985

		24,232,743
Ireland - 4.1%
Accenture PLC, Class A	126,646	7,610,158
Shire PLC	296,396	8,518,635

		16,128,793
Israel - 2.0%
Check Point Software Technologies, Ltd. (I)	154,372	7,655,307
Japan - 11.8%
Canon, Inc.	186,400	7,463,971
FANUC Corp.	46,600	7,656,251
Honda Motor Company, Ltd.	302,700	10,544,442
Hoya Corp.	184,700	4,069,650
Marubeni Corp.	616,000	4,099,938
Rakuten, Inc.	752,600	7,793,786
Sumitomo Realty &
Development Company, Ltd.	184,000	4,527,287

		46,155,325
Luxembourg - 2.6%
Millicom International Cellular SA, ADR	107,192	10,113,332
Mexico - 1.0%
Wal-Mart de Mexico SAB de CV	1,533,400	4,102,569
Netherlands - 7.6%
ASML Holding NV	127,440	6,493,999
LyondellBasell Industries NV, Class A	235,382	9,478,833
Sensata Technologies Holding NV (I)	142,217	3,808,571
Yandex NV, Class A (I)	229,693	4,375,652
Ziggo NV (I)	172,128	5,503,160

		29,660,215
South Korea - 2.6%
Samsung Electronics Company, Ltd.	9,531	10,104,984
Spain - 1.6%
Inditex SA	58,921	6,094,179
Sweden - 0.7%
Elekta AB, Series B	64,704	2,950,753
Switzerland - 10.1%
Julius Baer Group, Ltd.	238,046	8,618,765
Nestle SA	178,976	10,676,172
Roche Holdings AG	59,216	10,222,306
The Swatch Group AG, BR Shares	14,834	5,869,228
Xstrata PLC	328,885	4,151,194

		39,537,665
Taiwan - 2.0%
Taiwan Semiconductor Manufacturing
Company, Ltd., ADR	548,050	7,650,778
United Kingdom - 13.4%
ARM Holdings PLC	720,777	5,739,839
British Sky Broadcasting Group PLC	839,491	9,162,261
Intercontinental Hotels Group PLC	165,786	4,006,640
Next PLC	80,207	4,021,868
Rolls-Royce Holdings PLC	321,726	4,340,377
Standard Chartered PLC	463,859	10,112,517
Tullow Oil PLC	331,584	7,654,371
Whitbread PLC	224,967	7,178,932

		52,216,805

The accompanying notes are an integral part of the financial statements.

113

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

International Opportunities Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
United States - 3.8%
Perrigo Company	60,893	$7,181,111
Wynn Resorts, Ltd.	75,968	7,879,401

		15,060,512

TOTAL COMMON STOCKS (Cost $359,983,572)		$364,917,027

SHORT-TERM INVESTMENTS - 5.7%
Money Market Funds - 5.7%
State Street Institutional Treasury Money
Market Fund, 0.0000% (Y)	22,285,992	22,285,992

TOTAL SHORT-TERM INVESTMENTS (Cost $22,285,992)		$22,285,992

Total Investments (International Opportunities Trust)
(Cost $382,269,564) - 99.0%		$387,203,019
Other assets and liabilities, net - 1.0%		3,720,057

TOTAL NET ASSETS - 100.0%		$390,923,076

International Small Company Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 99.6%
Australia - 7.3%
Acrux, Ltd. (I)	21,395	$92,699
Adelaide Brighton, Ltd.	15,858	51,853
Aditya Birla Minerals, Ltd.	16,006	7,783
AED Oil, Ltd. (I)	17,758	2,635
AJ Lucas Group, Ltd. (I)	6,337	6,847
Alesco Corp., Ltd.	8,274	16,505
Alkane Resources, Ltd. (I)	4,753	3,920
Alliance Resources, Ltd. (I)	22,348	4,615
Allied Gold Mining PLC (I)	3,319	7,289
Amalgamated Holdings, Ltd.	8,898	58,811
Ansell, Ltd.	7,603	103,205
APN News & Media, Ltd.	27,123	18,413
Arafura Resources, Ltd. (I)	20,511	4,785
ARB Corp., Ltd.	6,954	65,176
Aristocrat Leisure, Ltd.	27,834	79,182
ASG Group, Ltd.	14,304	12,315
Aurora Oil and Gas, Ltd. (I)	37,487	120,406
Ausdrill, Ltd.	37,368	132,535
Ausenco, Ltd.	7,289	26,919
Austal, Ltd.	12,187	20,212
Austbrokers Holdings, Ltd.	4,308	30,701
Austin Engineering, Ltd.	7,179	31,944
Australian Agricultural Company, Ltd. (I)	12,266	14,134
Australian Infrastructure Fund	47,965	118,408
Australian Worldwide Exploration, Ltd.	36,008	49,727
Automotive Holdings Group	33,552	85,277
Bandanna Energy, Ltd. (I)	1,544	545
Beach Energy, Ltd.	135,334	132,082
Beadell Resources, Ltd. (I)	37,445	24,111
Billabong International, Ltd. (L)	15,622	17,312
Biota Holdings, Ltd. (I)	13,694	9,710
Blackmores, Ltd.	1,346	36,200
Bradken, Ltd.	10,103	54,292
Brickworks, Ltd.	1,798	18,609
BT Investment Management, Ltd.	3,141	5,733
Buru Energy, Ltd. (I)(L)	33,640	109,460
Cabcharge Australia, Ltd.	9,047	46,422
Cape Lambert Iron Ore, Ltd. (I)	61,857	20,046
Cardno, Ltd.	3,023	23,538
Carnarvon Petroleum, Ltd. (I)	44,251	4,765
Carsales.com.au, Ltd. (L)	7,284	45,006
Centrex Metals, Ltd. (I)	12,831	2,385
Chandler Macleod, Ltd.	23,343	9,475
Citigold Corp., Ltd. (I)	12,839	791
Clough, Ltd.	20,047	15,333
Coal of Africa, Ltd. (I)	28,467	16,466
Coalspur Mines, Ltd. (I)	22,551	15,567
Cockatoo Coal, Ltd. (I)	84,085	16,488
Coffey International, Ltd. (I)	25,659	9,248
Compass Resources, Ltd. (I)	15,577	0
Consolidated Media Holdings, Ltd.	18,138	62,630
CSG, Ltd.	23,845	19,285
CSR, Ltd.	40,665	58,543
CuDeco, Ltd. (I)	8,580	28,224
Cue Energy Resources, Ltd. (I)	5,000	925
Customers, Ltd.	7,612	9,946
Deep Yellow, Ltd. (I)	57,118	2,703
Devine, Ltd.	8,467	5,031
Discovery Metals, Ltd. (I)	22,724	32,945
DuluxGroup, Ltd.	21,139	65,425
DWS Advanced Business Solutions, Ltd.	12,684	19,078
Elders, Ltd. (I)	48,521	11,037
Emeco Holdings, Ltd.	61,822	55,891
Energy World Corp., Ltd. (I)	75,962	28,996
Enero Group, Ltd. (I)	5,002	2,567
Envestra, Ltd.	85,048	68,527
Evolution Mining, Ltd. (I)	26,424	39,969
Fantastic Holdings, Ltd.	4,687	11,031
FKP Property Group, Ltd.	71,930	28,178
Fleetwood Corp., Ltd.	5,028	60,750
FlexiGroup, Ltd.	15,968	42,572
Flinders Mines, Ltd. (I)	102,814	13,757
Focus Minerals, Ltd. (I)	124,710	4,724
Gindalbie Metals, Ltd. (I)	45,437	20,801
Goodman Fielder, Ltd. (I)	209,597	119,205
GrainCorp., Ltd.	9,547	93,637
Grange Resources Corp., Ltd.	101,992	55,096
Gryphon Minerals, Ltd. (I)	15,128	10,610
GUD Holdings, Ltd.	6,130	54,184
Gujarat NRE Coking Coal, Ltd. (I)	3,510	561
Gunns, Ltd. (I)	91,122	14,922
GWA International, Ltd.	18,833	40,738
Hastie Group, Ltd. (I)	2,492	408
Hillgrove Resources Ltd. (I)	71,641	8,579
Hills Industries, Ltd.	29,039	31,534
Horizon Oil, Ltd. (I)	90,132	26,505
Icon Energy, Ltd. (I)	53,263	9,905
iiNET, Ltd.	7,036	22,298
Imdex, Ltd.	15,820	28,788
IMFAustralia, Ltd.	10,109	15,102
Independence Group NL	16,664	59,337
Indophil Resources NL (I)	145,281	50,856
Industrea, Ltd.	28,662	37,801
Infigen Energy (I)	81,696	18,825
Integra Mining, Ltd. (I)	58,809	23,527
International Ferro Metals, Ltd. (I)	24,339	5,601
Intrepid Mines, Ltd. (I)	32,053	17,067
Invocare, Ltd.	7,061	58,494
IOOF Holdings, Ltd.	18,395	114,760
Iress Market Technology, Ltd.	5,989	40,390
Ivanhoe Australia, Ltd. (I)	6,152	3,819
JB Hi-Fi, Ltd. (L)	5,227	47,716
Kagara, Ltd. (I)	48,216	5,922

The accompanying notes are an integral part of the financial statements.

114

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Australia (continued)
Karoon Gas Australia, Ltd. (I)	6,513	$27,339
Kingsgate Consolidated, Ltd.	8,151	40,729
Linc Energy, Ltd. (I)	22,798	16,471
M2 Telecommunications Group, Ltd.	13,653	47,265
Macmahon Holdings, Ltd.	67,462	40,151
Matrix Composites & Engineering, Ltd.	1,943	3,536
McMillan Shakespeare, Ltd.	4,446	53,930
McPherson’s, Ltd. (I)	1,735	1,038
McPherson’s, Ltd.	6,941	11,351
Medusa Mining, Ltd.	7,559	37,494
Mermaid Marine Australia, Ltd.	14,850	43,144
Metals X, Ltd. (I)	140,431	21,188
Mincor Resources NL	19,890	13,160
Mineral Deposits, Ltd. (I)	4,722	21,212
Mirabela Nickel, Ltd. (I)	61,772	16,694
Molopo Energy, Ltd. (I)	5,287	2,996
Mount Gibson Iron, Ltd.	10,942	9,759
Murchison Metals, Ltd. (I)(L)	28,318	13,668
Myer Holdings, Ltd.	45,216	75,238
Navitas, Ltd.	49,299	219,584
Nexus Energy, Ltd. (I)	112,125	12,764
NIB Holdings, Ltd.	43,000	65,815
Nido Petroleum, Ltd. (I)	140,525	5,216
Norton Gold Fields, Ltd. (I)	60,831	14,699
NRW Holdings, Ltd.	18,377	57,625
Nufarm, Ltd.	8,958	46,622
Oakton, Ltd.	7,538	8,121
OceanaGold Corp. (I)	21,200	40,605
OrotonGroup, Ltd.	3,034	22,799
Otto Energy, Ltd. (I)	63,569	6,065
Pacific Brands, Ltd.	68,225	35,219
Pan Pacific Petroleum NL (I)	39,039	5,601
Panoramic Resources, Ltd.	21,653	13,653
PaperlinX, Ltd. (I)	67,848	3,978
Peet, Ltd.	9,595	6,607
Perilya, Ltd. (I)	61,419	16,262
Perpetual, Ltd.	2,322	54,862
Perseus Mining, Ltd. (I)	29,724	76,025
Pharmaxis, Ltd. (I)	25,383	26,747
PMP, Ltd.	32,750	11,738
Premier Investments, Ltd.	4,278	20,390
Primary Health Care, Ltd.	38,104	115,524
Prime Retirement & Aged
Care Property Trust (I)	14,396	0
Programmed Maintenance Services, Ltd.	12,923	32,255
Ramelius Resources, Ltd. (I)	2,953	1,479
REA Group, Ltd.	9,912	139,621
Reckon, Ltd.	11,034	23,788
Redflex Holdings, Ltd.	3,279	7,121
Regis Resources, Ltd. (I)	21,459	86,569
Resolute Mining, Ltd. (I)	56,262	78,006
Resource Generation, Ltd. (I)	9,069	2,744
Retail Food Group, Ltd.	5,468	14,915
Ridley Corp., Ltd.	19,156	20,022
Roc Oil Company, Ltd. (I)	64,961	21,091
SAI Global, Ltd.	14,082	69,112
Sandfire Resources Nl (I)	3,643	27,035
Saracen Mineral Holdings, Ltd. (I)	15,052	8,623
Sedgman, Ltd.	11,057	15,797
Servcorp, Ltd.	5,074	13,769
Sigma Pharmaceuticals, Ltd.	207,664	131,167
Silex Systems, Ltd. (I)	7,499	24,723
Silver Lake Resources, Ltd. (I)	20,261	58,533
Sirtex Medical, Ltd.	2,941	18,352
Skilled Group, Ltd.	2,882	7,001
SMS Management & Technology, Ltd.	3,796	20,102
Southern Cross Media Group, Ltd.	58,632	72,307
Spark Infrastructure Group (S)	75,889	118,644
Specialty Fashion Group, Ltd. (I)	12,034	6,393
Spotless Group, Ltd.	11,579	30,318
St. Barbara, Ltd. (I)	30,394	55,253
Straits Metals, Ltd. (I)	26,265	9,892
STW Communications Group, Ltd.	23,084	22,358
Sundance Resources, Ltd. (I)	164,268	55,839
Super Cheap Auto Group, Ltd.	6,802	50,547
Talent2 International, Ltd.	3,808	2,955
Technology One, Ltd.	17,402	20,786
Ten Network Holdings, Ltd.	60,415	31,487
TFS Corp., Ltd.	19,836	10,108
Thakral Holdings Group, Ltd.	84,502	65,890
The Reject Shop, Ltd.	2,561	24,055
Tiger Resources, Ltd. (I)	50,647	13,701
Tox Free Solutions, Ltd.	8,380	21,555
TPG Telecom, Ltd.	42,347	75,927
Transfield Services, Ltd.	40,071	75,192
Transpacific Industries Group, Ltd. (I)	18,498	13,879
Troy Resources NL	6,603	26,464
UXC, Ltd.	17,598	10,197
Village Roadshow, Ltd.	23,279	75,228
Virgin Australia Holdings, Ltd. (I)	359,466	145,025
Virgin Australia Holdings, Ltd. (I)	359,466	1,840
Watpac, Ltd.	11,170	6,600
Webjet, Ltd.	10,889	37,797
Western Areas NL (L)	7,786	32,651
White Energy Company, Ltd. (I)	9,845	3,214
Wide Bay Australia, Ltd.	607	3,614
Windimurra Vanadium, Ltd. (I)	26,337	0
Wotif.com Holdings, Ltd. (L)	6,934	30,166

		6,864,193
Austria - 0.9%
Austria Technologie & Systemtechnik AG	217	2,243
Austriamicrosystems AG	1,784	119,787
BWT AG	474	7,604
CA Immobilien Anlagen AG (I)	722	7,212
Cat Oil AG	3,036	19,253
EVN AG	1,566	20,115
Flughafen Wien AG	1,080	42,701
Frauenthal Holdings AG	179	1,930
Intercell AG (I)	3,233	7,946
Kapsch Trafficcom AG	191	14,287
Lenzing AG	51	4,201
Mayr-Melnhof Karton AG	551	50,519
Oesterreichische Post AG	4,652	156,316
Palfinger AG	1,137	25,841
RHI AG	2,979	69,270
Rosenbauer International AG	174	8,911
S IMMO AG	1,298	7,033
S&T System Integration & Technology
Distribution AG (I)	495	1,284
Schoeller-Bleckmann Oilfield Equipment AG	1,435	115,885
Semperit AG Holding	128	4,678
Wienerberger AG	8,352	78,560
Zumtobel AG	5,975	61,817

		827,393
Belgium - 1.1%
Ackermans & Van Haaren NV	1,723	135,493
AGFA Gevaert NV (I)	43,110	54,114
Arseus NV	1,641	28,882

The accompanying notes are an integral part of the financial statements.

115

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Belgium (continued)
Banque Nationale de Belgique	9	$23,640
Barco NV	780	39,489
Compagnie d’Entreprises CFE	687	36,565
Compagnie Maritime Belge SA	1,387	30,728
D’ieteren SA	3,844	159,877
Deceuninck Plastics NV (I)	7,720	8,447
Devgen (I)	964	9,981
Econocom Group SA	1,236	26,092
Elia System Operator SA/NV	3,207	110,055
Euronav NV (I)	2,340	16,042
EVS Broadcast Equipment SA	811	38,189
Exmar NV	836	6,155
Galapagos NV (I)	2,443	38,380
Gimv NV	22	1,001
Kinepolis Group NV (I)	719	61,323
Melexis NV	1,922	29,837
Nyrstar	13,851	78,884
Nyrstar - Strip VVPR (I)	5,698	7
Sipef SA	356	25,640
Tessenderlo Chemie NV	1,352	34,531
Tessenderlo Chemie NV - Strip VVP (I)	113	21
ThromboGenics NV (I)	1,612	43,547
Van De Velde NV (I)	356	15,363

		1,052,283
Bermuda - 0.6%
Catlin Group, Ltd.	29,759	198,533
Golden Ocean Group, Ltd. (L)	34,000	22,291
Hardy Underwriting Bermuda, Ltd.	3,161	13,811
Hiscox, Ltd.	23,931	160,309
Lancashire Holdings, Ltd.	13,824	173,278

		568,222
Canada - 10.2%
5N Plus, Inc. (I)	3,515	6,870
Aastra Technologies, Ltd	2,000	35,144
Absolute Software Corp. (I)	3,900	21,069
Advantage Oil & Gas, Ltd. (I)	19,100	56,281
Aecon Group, Inc.	5,300	61,428
AEterna Zentaris, Inc. (I)	5,900	3,071
AG Growth International, Inc.	1,100	39,641
AGF Management, Ltd.	6,598	72,973
Akita Drilling, Ltd.	1,500	14,586
Alexco Resource Corp. (I)	4,800	21,169
Algonquin Power & Utilities Corp.	9,200	59,460
Alliance Grain Traders, Inc.	1,218	16,342
Alterra Power Corp. (I)	15,708	7,020
Altius Minerals Corp. (I)	3,100	32,276
Anderson Energy, Ltd. (I)	8,700	2,905
Angle Energy, Inc. (I)	5,300	16,867
Antrim Energy, Inc. (I)	15,500	8,830
Argosy Energy, Inc. (I)	26	6
Astral Media, Inc.	4,349	208,629
Atrium Innovations, Inc. (I)	2,400	25,813
ATS Automation Tooling Systems, Inc. (I)	8,247	75,658
Augusta Resource Corp. (I)	8,429	14,240
Aura Minerals, Inc. (I)	10,300	4,401
Aurizon Mines, Ltd. (I)	14,000	63,530
Avalon Rare Metals, Inc. (I)(L)	5,100	7,714
Avion Gold Corp. (I)	22,909	10,238
B2Gold Corp. (I)	28,406	85,377
Bankers Petroleum, Ltd. (I)	23,800	41,611
Bellatrix Exploration, Ltd. (I)	6,720	20,924
Bioteq Environment Technologies, Inc. (I)	500	76
Birch Mountain Resources, Ltd. (I)	9,200	5
Birchcliff Energy, Ltd. (I)(L)	9,700	53,354
Bird Construction, Inc.	1,500	20,980
Black Diamond Group, Ltd. (L)	2,750	61,612
BlackPearl Resources, Inc. (I)	24,200	71,547
BMTC Group, Inc., Class A (I)	500	8,889
Bonterra Energy Corp.	1,500	67,390
Boralex, Inc. (I)	2,500	20,921
Brigus Gold Corp. (I)	14,000	11,826
Burcon NutraScience Corp. (I)	2,500	14,775
Calfrac Well Services, Ltd.	2,100	47,008
Calvalley Petroleums, Inc. (I)	10,640	14,004
Canaccord Financial, Inc. (London Exchange)	1,071	5,537
Canaccord Financial, Inc. (Toronto Exchange)	5,300	28,632
Canada Bread Company, Ltd.	2,160	98,124
Canadian Energy Services & Technology Corp.	4,701	45,205
Canam Group, Inc.	4,200	20,627
Canexus Corp.	300	2,351
Canfor Corp. (I)	16,240	193,649
Canfor Pulp Products, Inc.	2,715	28,667
Cangene Corp. (I)	100	139
Canyon Services Group, Inc.	1,668	16,302
Capital Power Corp.	1,449	33,845
Capstone Infrastructure Corp.	4,454	17,543
Capstone Mining Corp. (I)	23,967	52,496
Cardero Resource Corp. (I)	7,100	6,974
Cardiome Pharma Corp. (I)	6,200	2,740
Carpathian Gold, Inc. (I)	24,200	6,537
Cascades, Inc.	6,800	28,052
CCL Industries, Inc.	3,600	132,070
CE Franklin, Ltd. (I)	614	7,665
Celestica, Inc. (I)	17,900	130,105
Celtic Exploration, Ltd. (I)	189	2,556
Cequence Energy, Ltd. (I)	2,335	2,202
China Gold
International Resources Corp., Ltd. (I)	12,500	39,412
Chinook Energy, Inc. (I)	3,544	4,525
Churchill Corp.	1,600	18,859
Cineplex, Inc.	4,462	134,197
Clarke, Inc. (I)	2,800	10,533
Claude Resources, Inc. (I)	10,900	6,959
Cline Mining Corp. (I)(L)	9,200	7,229
CML Healthcare, Inc. (L)	7,000	66,005
Cogeco, Inc.	45	2,026
Colabor Group, Inc.	649	4,896
Colossus Minerals, Inc. (I)	4,300	14,951
COM DEV International, Ltd. (I)	8,800	22,905
Compton Petroleum Corp. (I)	109	134
Computer Modelling Group, Ltd.	1,060	18,085
Connacher Oil and Gas, Ltd. (I)	52,700	24,587
Constellation Software, Inc.	1,000	91,042
Contrans Group, Inc., Class A	2,800	23,652
Corridor Resources, Inc. (I)	4,930	2,566
Corus Entertainment, Inc.	100	2,251
Cott Corp. (I)	8,900	72,732
Crew Energy, Inc. (I)	11,300	63,820
Crown Point Ventures, Ltd. (I)	3,007	1,418
Davis & Henderson Corp.	4,533	77,116
Deethree Exploration, Ltd. (I)	200	648
Delphi Energy Corp. (I)	20,245	25,453
Denison Mines Corp. (I)	33,028	44,120
Diagnocure, Inc. (I)	800	589
DirectCash Payments, Inc.	500	11,787
Dorel Industries, Inc., Class B	3,200	84,864
Duluth Metals, Ltd. (I)	8,700	12,733
Dundee Precious Metals, Inc. (I)	11,000	66,231

The accompanying notes are an integral part of the financial statements.

116

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Canada (continued)
Eastern Platinum, Ltd. (I)	140,500	$29,670
Eastmain Resources, Inc. (I)	7,100	6,067
Easyhome, Ltd.	1,446	9,374
Eco Oro Minerals Corp. (I)	7,400	12,647
Enbridge Income Fund Holdings, Inc.	1,765	39,041
Endeavour Silver Corp. (I)	5,307	42,900
Enerflex, Ltd.	4,700	49,396
Enghouse Systems, Ltd.	600	7,985
Entree Gold, Inc. (I)	7,400	4,579
Equitable Group, Inc.	400	10,113
Essential Energy Services, Ltd.	3,768	6,625
Evertz Technologies, Ltd.	1,712	22,600
Excellon Resources, Inc. (I)	2,000	1,179
Exco Technologies, Ltd.	2,900	13,786
Exeter Resource Corp. (I)	230	382
Fairborne Energy, Ltd. (I)	8,600	12,164
Firm Capital Mortgage Investment Corp.	1,100	14,370
First Majestic Silver Corp (I)	2,400	34,653
First National Financial Corp.	700	10,609
FirstService Corp. (I)	2,400	67,137
Forsys Metals Corp. (I)	400	330
Fortress Paper, Ltd. (I)	900	16,062
Fortuna Silver Mines, Inc. (I)	6,199	21,189
Fortune Minerals, Ltd. (I)	2,450	1,396
Gamehost, Inc.	100	1,175
Garda World Security Corp. (I)	4,900	40,188
Genivar, Inc.	1,373	30,128
Geomark Exploration, Inc. (I)	24	17
Glacier Media, Inc.	6,100	12,462
Glentel, Inc.	1,400	17,189
Gluskin Sheff & Associates, Inc.	1,300	16,893
GMP Capital, Inc.	3,026	16,615
Gran Tierra Energy, Inc. (I)	19,353	94,665
Granite Real Estate, Inc.	694	23,688
Great Canadian Gaming Corp. (I)	3,900	34,821
Great Panther Silver, Ltd. (I)	14,100	23,959
Guide Exploration, Ltd. (I)	9,800	15,690
Guyana Goldfields, Inc. (I)	6,600	15,105
Hanfeng Evergreen, Inc. (I)	200	387
Harry Winston Diamond Corp. (I)	7,361	83,508
Heroux-Devtek, Inc. (I)	1,600	12,305
High River Gold Mines, Ltd. (I)	2,191	2,475
Home Capital Group, Inc.	2,200	97,629
Horizon North Logistics, Inc.	5,748	32,802
HudBay Minerals, Inc.	900	6,939
IBI Group, Inc.	900	9,989
IMAX Corp. (I)	7,214	173,388
Imperial Metals Corp. (I)	4,600	41,929
Innergex Renewable Energy, Inc.	5,656	57,388
Insignia Energy, Ltd. (I)	3,910	2,381
International Forest Products, Ltd. (I)	2,050	10,269
International Tower Hill Mines, Ltd. (I)	2,300	6,484
Intertape Polymer Group, Inc. (I)	4,500	34,697
Isotechnika Pharma, Inc. (I)	3,200	283
Ivanhoe Energy, Inc. (I)	25,500	12,148
Just Energy Group, Inc. (L)	11,140	122,331
K-Bro Linen, Inc.	600	14,144
KAB Distribution, Inc. (I)	7,076	1
Katanga Mining, Ltd. (I)	87,256	56,565
Keegan Resources, Inc. (I)	6,600	19,772
Killam Properties Inc.	3,456	44,571
Kimber Resources, Inc. (I)	250	179
Kingsway Financial Services, Inc. (I)	8,100	4,933
Kirkland Lake Gold, Inc. (I)	4,664	50,209
La Mancha Resources, Inc. (I)	14,200	34,869
Lake Shore Gold Corp. (I)	24,100	21,541
Laurentian Bank of Canada	2,814	128,497
Le Chateau, Inc.	1,700	2,004
Legacy Oil & Gas, Inc. (I)	6,969	38,469
Leisureworld Senior Care Corp.	1,555	17,901
Leon’s Furniture, Ltd.	5,826	64,435
Linamar Corp.	4,251	82,339
MacDonald Dettwiler & Associates, Ltd.	1,825	104,757
MAG Silver Corp. (I)	3,500	30,802
Major Drilling Group International	6,900	79,769
Maple Leaf Foods, Inc.	8,000	92,015
Martinrea International, Inc. (I)	8,593	67,522
Maxim Power Corp. (I)	4,800	8,958
Mega Uranium, Ltd. (I)	24,000	4,479
Mercator Minerals, Ltd. (I)	19,100	10,318
Migao Corp. (I)	3,000	6,954
Minera Andes Acquisition Corp. (I)	11,250	33,592
Miranda Technologies, Inc. (I)	3,285	54,659
Mood Media Corp. (I)	6,130	17,822
Morneau Shepell, Inc.	3,098	34,994
Mullen Group, Ltd.	3,323	71,186
Nautilus Minerals, Inc. (I)	30,600	29,070
Newalta, Inc.	5,900	75,858
NGEx Resources, Inc. (I)	7,821	15,210
Norbord, Inc. (I)	940	12,215
Nordion, Inc.	14,178	132,853
North American Palladium, Ltd. (I)	7,400	15,118
Northern Dynasty Minerals, Ltd. (I)	3,500	8,182
Northland Power, Inc.	4,876	85,441
Noveko International, Inc. (I)	2,600	294
NuVista Energy, Ltd. (I)	9,573	33,756
Oncolytics Biotech, Inc. (I)	4,590	15,193
Open Range Energy Corp. (I)	3,700	3,707
Paladin Labs, Inc. (I)	700	33,140
Parex Resources, Inc. (I)	663	3,074
Parkland Fuel Corp.	200	2,797
Pason Systems, Inc.	6,600	96,462
Pengrowth Energy Trust (L)	9,959	63,190
Peregrine Diamonds, Ltd. (I)	12,400	5,724
Perpetual Energy, Inc.	1,456	1,301
Petrobank Energy & Resources, Ltd. (I)	1,519	16,128
PHX Energy Services Corp.	700	5,500
Pilot Gold, Inc. (I)	3,109	3,359
Platinum Group Metals, Ltd. (I)	5,000	4,174
Polymet Mining Corp. (I)	7,903	6,598
Poseidon Concepts Corp. (L)	3,270	40,052
Premium Brands Holdings Corp.	1,400	25,233
Primero Mining Corp. (I)	369	953
Pulse Seismic, Inc.	5,782	11,926
Pure Energy Services, Ltd.	1,400	10,148
QLT, Inc. (I)	100	762
Queenston Mining, Inc. (I)	5,961	20,024
Questerre Energy Corp. (I)	37,200	27,039
Reitmans Canada, Ltd.	154	1,833
Reitmans Canada, Ltd., Class A	7,000	83,951
Resverlogix Corp. (I)	3,400	6,111
Richelieu Hardware, Ltd.	1,400	45,915
Richmont Mines, Inc. (I)	2,000	9,292
RMP Energy, Inc. (I)	4,700	6,879
Rogers Sugar, Inc.	4,174	23,861
RONA, Inc.	10,343	109,617
RS Technologies, Inc. (I)	152	18
Rubicon Minerals Corp. (I)	15,700	47,959
Russel Metals, Inc.	7,189	177,307
Sabina Gold & Silver Corp. (I)	2,375	4,642

The accompanying notes are an integral part of the financial statements.

117

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Canada (continued)
San Gold Corp. (I)	15,200	$13,885
Sandvine Corp. (I)	11,600	14,812
Savanna Energy Services Corp.	5,222	39,187
Scorpio Mining Corp. (I)	8,900	5,709
Seabridge Gold, Inc. (I)	3,200	46,612
Secure Energy Services, Inc. (I)	3,037	22,880
SEMAFO, Inc.	13,893	63,727
Sherritt International Corp. (L)	23,100	111,178
Shore Gold, Inc. (I)	22,600	4,329
Sierra Wireless, Inc. (I)	3,200	28,885
Silver Standard Resources, Inc. (I)	6,000	67,538
Softchoice Corp. (I)	500	6,036
Southern Pacific Resource Corp. (I)	14,216	17,733
SouthGobi Energy Resources, Ltd. (I)	4,900	18,530
Sprott Resource Corp. (I)	9,300	36,265
Sprott Resource Lending Corp.	9,200	13,103
Sprott, Inc.	5,300	25,769
Stantec, Inc.	4,700	133,877
Stella-Jones, Inc.	100	5,260
Student Transportation of America, Ltd.	5,290	35,281
SunOpta, Inc. (I)	6,708	37,688
Superior Plus Corp.	8,000	47,697
Tanzanian Royalty Exploration Corp. (I)(L)	7,400	30,164
Taseko Mines, Ltd. (I)	25,500	68,628
Teranga Gold Corp., ADR (I)	12,432	19,311
The Cash Store Financial Services, Inc.	2,451	14,806
The Descartes Systems Group, Inc. (I)	6,000	51,095
The North West Company, Inc.	2,983	63,756
Theratechnologies, Inc. (I)	3,586	2,888
Timminco, Ltd. (I)	8,700	87
Timmins Gold Corp. (I)	478	878
TLC Vision Corp. (I)	3,400	10
TMX Group, Inc.	2,582	117,675
Toromont Industries, Ltd.	5,100	109,955
Torstar Corp.	6,800	63,385
Total Energy Services, Inc. (L)	8,400	118,727
Transcontinental, Inc.	5,983	54,594
TransForce, Inc.	7,918	129,724
Transglobe Energy Corp. (I)	5,600	49,834
Transition Therapeutics, Inc. (I)	2,700	5,543
Trican Well Service, Ltd.	5,300	61,168
Trinidad Drilling, Ltd. (L)	11,797	67,322
Twin Butte Energy, Ltd.	8,287	19,698
Uni-Select, Inc.	1,500	41,592
Valener, Inc.	690	10,363
Vecima Networks, Inc. (I)	2,779	10,545
Vero Energy, Inc.	8,900	14,162
Virginia Mines, Inc. (I)	600	5,310
Vitran Corp., Inc. (I)	600	3,636
Wajax Corp.	1,300	61,520
Wesdome Gold Mines, Ltd. (I)	8,000	6,286
West Fraser Timber Company, Ltd.	2,763	139,385
Westfire Energy, Ltd. (I)	2,803	11,233
Whitecap Resources, Inc. (I)	3,907	25,788
Wi-LAN, Inc.	9,800	48,225
Winpak, Ltd.	200	3,100
Xtreme Drilling And Coil Services Corp. (I)	3,452	5,289
YM Biosciences, Inc. (I)	8,152	16,174
Zargon Oil & Gas, Ltd.	1,173	9,978
ZCL Composites, Inc.	3,500	13,201

		9,520,122
Cayman Islands - 0.0%
Endeavour Mining Corp. (I)	10,964	23,907
China - 0.1%
Bund Center Investment, Ltd. (I)	152,000	21,241
Sound Global, Ltd.	51,000	23,312
SunVic Chemical Holdings, Ltd. (I)	26,000	7,239

		51,792
Colombia - 0.0%
Petrominerales, Ltd.	3,400	38,405
Cyprus - 0.1%
Cyprus Popular Bank PCL (I)	7,736	838
Deep Sea Supply PLC (I)	11,000	19,393
Songa Offshore SE (I)	14,000	33,372

		53,603
Denmark - 0.8%
ALK-Abello A/S	491	29,105
Alm Brand A/S (I)	5,370	10,815
Amagerbanken A/S (I)	25,580	0
Ambu A/S	7	169
Auriga Industries (I)	1,693	20,490
Bang & Olufsen A/S (I)	3,937	42,243
Bavarian Nordic A/S (I)	1,856	15,714
D/S Norden A/S	2,246	59,635
DFDS A/S	33	1,580
East Asiatic Company, Ltd. A/S	1,511	36,961
Genmab A/S (I)	3,300	32,916
IC Companys A/S	807	13,409
Jyske Bank A/S (I)	30	809
Lan & Spar Bank A/S	225	10,532
NeuroSearch A/S (I)	1,867	1,011
Newcap Holding A/S (I)	7,100	894
NKT Holding A/S	1,339	43,565
Ostjydsk Bank A/S (I)	222	8,551
Ringkjoebing Landbobank A/S	386	45,754
Royal Unibrew A/S	750	47,493
Schouw & Company A/S	1,959	39,555
SimCorp A/S	537	92,347
Solar Holdings A/S	603	32,687
Spar Nord Bank A/S (I)	9,884	35,206
Sydbank A/S (I)	5,133	83,357
Vestjysk Bank A/S (I)	155	422

		705,220
Finland - 2.2%
Alma Media OYJ (L)	4,110	26,802
Amer Sports OYJ	22,062	251,816
Atria PLC	1,021	6,522
Cargotec Corp. OYJ	5,393	124,631
Cramo OYJ	2,993	37,484
Elektrobit Corp. (I)	2,752	2,162
F-Secure OYJ	7,159	13,072
Finnair OYJ (I)	3,281	7,280
Finnlines OYJ (I)	4,379	37,760
Fiskars Corp.	3,512	64,130
HKScan OYJ	316	1,518
Huhtamaki OYJ	5,884	87,330
Ilkka-Yhtyma OYJ	1,535	11,446
KCI Konecranes OYJ	4,353	115,024
Kemira OYJ (L)	8,272	96,917
Lannen Tehtaat OYJ	696	11,697
Metsa Board OYJ (I)	44,242	112,598
Olvi OYJ	1,172	27,762
Oriola-KD OYJ (L)	4,895	12,039
Orion OYJ, Series A	4,164	79,132
Outotec OYJ	3,485	159,825
PKC Group OYJ	1,196	18,481

The accompanying notes are an integral part of the financial statements.

118

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Finland (continued)
Poyry OYJ	2,864	$15,056
Raisio OYJ	8,267	26,391
Ramirent OYJ	4,765	39,083
Rapala VMC OYJ	2,298	14,899
Rautaruukki OYJ	6,695	42,201
Ruukki Group OYJ (I)	8,977	7,509
Scanfil PLC (I)	3,574	2,994
Sievi Capital PLC (I)	3,574	4,529
Stockmann OYJ Abp, Series B (L)	3,940	79,564
Tieto OYJ	4,223	67,531
Tikkurila OYJ	2,068	35,343
Uponor OYJ	4,437	39,837
Vacon OYJ	758	32,429
Vaisala OYJ	206	3,910
YIT OYJ	21,015	358,716

		2,075,420
France - 3.1%
ABC Arbitrage	1,757	14,685
Alten SA	1,900	52,708
Altran Technologies SA (I)	15,565	68,597
April Group SA	1,212	17,226
Archos SA (I)	313	1,694
Artprice.com (I)(L)	207	6,570
Assystem SA	1,693	27,817
Atari SA (I)	2,501	3,808
Beneteau SA	4,024	38,757
Boiron SA	699	18,153
Bonduelle SCA	67	5,636
Bongrain SA	189	12,011
Bourbon SA (L)	4,600	111,326
Boursorama (I)	743	4,769
Bull SA (I)	11,076	32,941
Cegedim SA	385	11,488
Club Mediterranee SA (I)	1,557	26,629
Compagnie Plastic Omnium SA	1,499	37,515
Electricite de Strasbourg SA	81	9,730
Esso SAF	197	14,883
Etablissements Maurel et Prom SA (L)	12,266	177,411
Euro Disney SCA (I)	1,445	7,175
Eurofins Scientific	895	110,937
Faiveley Transport	97	5,168
Faurecia	333	5,557
Financiere Marc de Lacharriere SA	961	38,147
GameLoft SA (I)	3,348	20,830
GFI Informatique SA	7,671	25,742
GL Events SA	213	4,005
Groupe Steria SA (L)	2,929	45,283
Guerbet SA	157	12,969
Haulotte Group SA (I)	962	6,604
Havas SA (L)	34,297	156,085
Ingenico SA	561	27,225
Ipsen SA	822	20,395
IPSOS SA	2,752	81,063
Jacquet Metal Service	2,200	23,045
Korian	170	2,581
Lafuma SA (I)(L)	323	7,041
Laurent-Perrier SA	215	18,372
Lectra SA (L)	2,262	12,896
LISI SA	69	4,078
LVL Medical Groupe SA (I)	438	17,050
Manitou BF SA	1,105	19,261
Manutan International	162	6,152
Maurel & Prom Nigeria (I)	12,266	27,684
Mersen	1,710	42,867
Metropole Television SA	6,834	90,118
Naturex	171	10,090
Neopost SA	2,868	153,068
Nexans SA	2,042	79,277
Nexity SA	3,567	85,272
NicOx SA (I)	4,623	16,765
Norbert Dentressangle SA	449	28,433
NRJ Group	2,727	18,176
Orpea SA	2,102	72,497
PagesJaunes Groupe (I)	3,728	8,114
Parrot SA (I)	1,095	32,285
Penauille Polyservices SA	8,547	20,702
Pierre & Vacances SA	453	8,149
Rallye SA	2,713	77,604
Recylex SA (I)	3,196	10,366
Robertet SA	135	20,115
Rubis SA (L)	1,665	85,665
Saft Groupe SA	2,392	57,369
Seche Environnement SA	361	9,391
Sechilienne-Sidec SA	1,808	25,468
Sequana SA (I)	6,153	13,396
Societe d’Edition de Canal Plus	4,707	25,362
Societe Internationale de
Plantations d’Heveas SA	50	4,251
Societe Television Francaise 1	3,729	29,859
SOITEC (I)	3,754	13,722
Somfy SA	280	51,659
Sopra Group SA	155	7,895
Spir Communication SA (I)	492	12,282
STEF	1,008	45,945
Synergie SA	80	737
Technicolor SA (I)	5,354	12,741
Teleperformance SA	5,894	130,211
Theolia SA (I)	9,586	8,915
Toupargel Groupe SA	539	4,658
Transgene SA (I)	1,152	10,808
Trigano SA	1,753	20,586
UBISOFT Entertainment SA (I)	6,111	41,024
Vetoquinol SA	56	1,455
Viel & Compagnie SA	5,712	17,217
Vilmorin & Compagnie SA	681	72,094
Virbac SA	384	63,450
VM Materiaux SA	263	6,617

		2,946,374
Germany - 4.4%
Aareal Bank AG (I)	4,192	69,099
ADVA AG Optical Networking (I)	6,343	32,871
Agennix AG (I)	506	1,173
Air Berlin PLC (I)	4,881	11,104
Asian Bamboo AG (L)	1,159	11,128
Aurubis AG	5,323	256,620
Balda AG (L)	4,452	27,018
Bauer AG	162	3,864
BayWa AG	921	33,627
Bechtle AG	1,216	44,756
Bertrandt AG	193	14,448
Centrotherm Photovoltaics AG	812	2,394
Cewe Color Holding AG	385	14,081
Comdirect Bank AG	2,391	21,556
CompuGroup Medical AG	448	6,039
Conergy AG (I)(L)	7,393	4,709
CTS Eventim AG	1,134	34,165
Delticom AG	491	32,281
Deutsche Beteiligungs AG	423	8,338

The accompanying notes are an integral part of the financial statements.

119

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Germany (continued)
Deutsche Wohnen AG	8,915	$150,236
Deutz AG (I)	5,916	30,076
Dialog Semiconductor PLC (I)	4,253	77,191
Douglas Holding AG	2,559	100,701
Drillisch AG	6,350	60,828
Duerr AG (L)	1,696	104,544
DVB Bank AG	6,310	184,860
ElringKlinger AG (L)	3,656	86,975
Evotec AG (I)	16,036	43,350
Freenet AG	15,169	220,477
Gerresheimer AG (I)	2,768	130,361
Gerry Weber International AG	2,637	108,965
Gesco AG	295	22,431
GFK AG	324	16,078
Grenkeleasing AG	129	7,114
Hamburger Hafen und Logistik AG (L)	2,218	56,719
Heidelberger Druckmaschinen AG (I)(L)	21,081	29,381
Indus Holding AG (L)	1,623	44,574
IVG Immobilien AG (I)(L)	12,392	24,632
Jenoptik AG	3,285	20,812
Kloeckner & Company SE (I)	9,276	94,929
Kontron AG	5,420	33,386
Krones AG	1,806	90,995
KUKA AG (I)	2,152	48,397
KWS Saat AG	206	53,603
Leoni AG	2,827	107,839
Manz AG (I)	233	7,325
Medigene AG (I)	3,040	4,139
MLP AG	4,269	27,194
Muehlbauer Holding AG & Company KGaA	156	4,322
MVV Energie AG	884	23,175
Nordex AG (I)	2,657	10,016
Pfeiffer Vacuum Technology AG	173	17,610
Phoenix Solar AG (I)	547	1,113
Plambeck Neue Energien AG	6,235	12,760
Praktiker AG (I)	6,319	9,885
QSC AG	6,549	18,154
Rational AG	337	80,334
Rheinmetall AG	2,295	112,478
Rhoen Klinikum AG	5,385	119,257
Sartorius AG	746	44,318
Sedo Holding AG (I)	1,638	3,390
Singulus Technologies AG (I)	10,192	23,563
Sixt AG	2,356	39,422
Sky Deutschland AG (I)	28,928	105,046
Solarworld AG (L)	11,677	20,431
Stada Arzneimittel AG	7,746	236,290
STRATEC Biomedical AG	563	25,013
Suss Microtec AG (I)	2,259	25,950
Tag Immobilien AG	365	3,430
TUI AG (I)	9,525	56,910
Vossloh AG	766	64,512
VTG AG	1,231	18,919
Wacker Neuson SE	2,763	36,510
Wincor Nixdorf AG	4,031	142,890
Wire Card AG (I)(L)	10,022	194,180
WMF Wuerttembergische
Metallwarenfabrik AG	1,601	76,005
Xing AG	361	21,051

		4,164,317
Gibraltar - 0.1%
888 Holdings PLC (I)	12,231	12,178
PartyGaming PLC	74,167	127,997

		140,175
Greece - 0.6%
Aegean Airlines SA (I)	1,678	2,682
Alapis Holding Industrial and Commercial SA
of Pharmaceutical (I)	3,303	171
Alpha Bank AE (I)	7,465	12,003
Athens Water Supply and Sewage Company SA	2,538	9,685
Attica Bank (I)	6,737	2,301
Autohellas SA	2,895	4,545
Bank of Greece SA	1,882	27,610
Diagnostic & Therapeutic Center of
Athens Hygeia SA (I)	12,314	2,782
EFG Eurobank Ergasias SA (I)	6,902	6,732
Ellaktor SA (I)	11,183	15,587
Folli Follie Group (I)	2,116	15,184
Forthnet SA (I)	8,037	974
Fourlis SA (I)	6,312	8,269
Frigoglass SA (I)	6,060	32,608
GEK Group of Companies SA (I)	5,812	6,711
Geniki Bank SA (I)	1,852	390
Halcor SA (I)	4,634	2,259
Hellenic Exchanges SA Holding Clearing
Settlement and Registry (I)	7,482	25,637
Hellenic Petroleum SA	5,896	35,318
Intracom Holdings SA (I)	8,218	1,888
Intracom SA Technical &
Steel Constructions SA (I)	3,519	2,200
Intralot SA-Integrated Lottery Systems
& Services	2,796	3,171
J&P-Avax SA (I)	614	568
JUMBO SA (I)	1,195	4,652
Lambrakis Press SA (I)	337	578
Loulis Mills SA (I)	3,541	5,198
Marfin Investment Group SA (I)	72,043	21,791
Metka SA	3,097	26,939
Motor Oil Hellas Corinth Refineries SA (I)	6,346	43,583
Mytilineos Holdings SA (I)	8,264	26,008
Nireus Aquaculture SA (I)	1,703	743
Piraeus Bank SA (I)	83,629	27,596
Piraeus Port Authority SA	710	8,646
Public Power Corp. SA (I)	5,553	13,315
Sarantis SA (I)	3,860	7,827
Sidenor Steel Products
Manufacturing Company SA (I)	3,429	2,731
Terna Energy SA	4,140	7,258
Titan Cement Company SA (I)	5,693	100,629
TT Hellenic Postbank SA (I)	12,594	6,174
Viohalco SA (I)	7,173	21,000

		543,943
Hong Kong - 2.0%
Allied Group, Ltd.	26,000	58,046
Allied Properties HK, Ltd.	358,000	46,023
Apac Resources, Ltd. (I)	500,000	18,180
Asia Satellite Telecom
Holdings Company, Ltd. (I)	2,500	6,455
Associated International Hotels, Ltd.	44,000	91,993
Bonjour Holdings, Ltd.	208,000	30,031
C Y Foundation Group, Ltd. (I)	300,000	4,524
Champion Technology Holdings, Ltd.	540,520	6,540
Chen Hsong Holdings, Ltd.	10,000	2,979
Cheuk Nang Holdings, Ltd.	3,114	1,224
China Billion Resources Ltd. (I)	97,920	1,098
China Energy Development Holdings, Ltd. (I)	634,000	7,522
China Metal International Holdings, Inc.	12,000	1,924
China Public Procurement, Ltd. (I)	232,000	0
China Renji Medical Group, Ltd. (I)	1,332,000	10,302

The accompanying notes are an integral part of the financial statements.

120

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Hong Kong (continued)
China Resources and
Transportation Group, Ltd. (I)	600,000	$20,940
China Solar Energy Holdings, Ltd. (I)	425,000	1,603
China WindPower Group, Ltd.	440,000	15,755
China Yunnan Tin Minerals
Group Company, Ltd. (I)	17,100	474
Chong Hing Bank, Ltd.	11,000	17,606
Chuang’s Consortium International, Ltd.	30,948	3,216
Citic Telecom International Holdings, Ltd.	112,000	20,375
CK Life Sciences International Holdings, Inc.	42,000	2,210
CP Lotus Corp. (I)	220,000	5,836
Cross-Harbour Holdings, Ltd.	18,000	14,336
CSI Properties, Ltd	245,066	10,621
CST Mining Group, Ltd. (I)	2,210,240	34,684
Dejin Resources Group Company, Ltd. (I)	111,500	1,094
Dickson Concepts International, Ltd.	35,000	18,845
DVN Holdings Company, Ltd. (I)	112,000	3,526
EganaGoldpfeil Holdings, Ltd. (I)	103,373	0
Emperor Entertainment Hotel, Ltd.	80,000	14,345
Emperor International Holdings, Ltd.	177,333	33,965
eSun Holdings, Ltd. (I)	74,000	8,936
EVA Precision Industrial Holdings, Ltd.	152,000	12,523
Far East Consortium International, Ltd.	139,352	26,046
Fortune Oil PLC	242,039	36,235
G-Resources Group, Ltd. (I)	1,182,000	66,683
Get Nice Holdings, Ltd.	394,000	14,835
Glorious Sun Enterprises, Ltd.	64,000	19,842
Goldin Financial Holdings, Ltd. (I)	210,000	24,903
Goldin Properties Holdings, Ltd. (I)	47,000	18,584
Haitong International Securities Group, Ltd.	22,399	8,237
Hang Fung Gold Technology, Ltd. (I)	90,000	0
Harbour Centre Development, Ltd.	46,000	58,405
HKR International, Ltd.	75,200	27,727
Hong Kong Ferry Holdings Company	29,000	23,972
Hongkong Chinese, Ltd.	4,000	638
Hung Hing Printing Group, Ltd.	82,000	12,713
I.T, Ltd.	80,601	35,138
Imagi International Holdings, Ltd. (I)	106,250	1,406
K Wah International Holdings, Ltd.	156,993	61,782
Kantone Holdings, Ltd.	409,334	3,419
King Stone Energy Group, Ltd. (I)	61,000	3,912
Kingston Financial Group, Ltd.	24,000	2,264
Lee & Man Chemical Company, Ltd.	42,000	21,461
Lee & Man Handbags Holding, Ltd.	60,000	6,583
Lippo China Resources, Ltd.	36,000	779
Liu Chong Hing Investment	16,000	14,827
Media Chinese International, Ltd.	110,000	36,440
Melco International Development, Ltd.	8,000	6,448
Midland Holdings, Ltd.	48,000	23,466
Mongolia Energy Company, Ltd. (I)	122,000	6,435
Natural Beauty Bio-Technology, Ltd.	20,000	3,188
Neo-Neon Holdings, Ltd.	39,500	5,424
New Times Energy Corp., Ltd. (I)	26,300	3,022
Neway Group Holdings, Ltd.	760,000	1,677
NewOcean Energy Holdings, Ltd.	34,000	7,222
Norstar Founders Group, Ltd. (I)	244,000	0
Pacific Andes International Holdings, Ltd.	218,671	13,198
Pacific Basin Shipping, Ltd.	105,000	44,969
Pacific Textile Holdings, Ltd.	77,000	47,332
Paliburg Holdings, Ltd.	46,000	13,870
Peace Mark Holdings, Ltd. (I)	164,000	0
Pearl Oriental Oil, Ltd. (I)	186,000	12,573
Pico Far East Holdings, Ltd.	100,000	24,785
Playmates Holdings, Ltd.	31,800	14,822
PNG Resources Holdings, Ltd. (I)	888,000	12,050
Polytec Asset Holdings, Ltd.	150,000	14,467
PYI Corp., Ltd.	372,000	7,945
Regal Hotels International Holdings, Ltd.	56,000	20,726
SEA Holdings, Ltd.	4,000	1,730
Shun Tak Holdings, Ltd.	166,250	57,788
Sing Tao News Corp., Ltd.	108,000	13,736
Singamas Container Holdings, Ltd.	158,000	34,321
Sino-Tech International Holdings, Ltd. (I)	440,000	4,027
SOCAM Development, Ltd.	16,674	16,165
Solomon Systech International, Ltd. (I)	254,000	6,997
South China (China), Ltd. (I)	256,000	18,809
Sun Hung Kai & Company, Ltd.	13,000	6,456
TAI Cheung Holdings, Ltd.	59,000	40,303
Theme International Holdings, Ltd. (I)	90,000	1,361
Titan Petrochemicals Group, Ltd. (I)	500,000	15,855
Transport International Holdings, Ltd.	19,200	37,440
United Power Investment, Ltd. (I)	784,000	5,053
Upbest Group, Ltd.	148,000	12,209
Victory City International Holdings, Ltd.	102,990	10,329
Vitasoy International Holdings, Ltd.	102,000	85,657
Vongroup, Ltd. (I)	210,000	1,176
VST Holdings Company, Ltd.	96,000	16,834
Wah Nam International Holdings, Ltd. (I)	740,840	53,113
Wai Kee Holdings, Ltd.	68,000	11,840
Wing Tai Properties, Ltd.	104,000	54,465
YGM Trading, Ltd.	11,000	25,876
Yugang International, Ltd. (I)	312,000	1,736

		1,871,457
Ireland - 1.1%
Aer Lingus (I)	15,850	20,243
Beazley PLC	57,792	124,771
C&C Group PLC	31,161	133,681
DCC PLC	6,369	147,578
FBD Holdings PLC	1,839	18,743
Glanbia PLC (Dublin Exchange)	11,290	83,503
Grafton Group PLC	18,960	67,283
Greencore Group PLC	24,808	29,363
IFG Group PLC	10,694	18,555
Independent News & Media PLC (I)	11,035	2,796
Irish Continental Group PLC	1,120	21,553
Kingspan Group PLC	10,256	83,156
Smurfit Kappa Group PLC	10,583	71,093
UBM PLC	12,014	110,186
United Drug PLC	20,187	52,965

		985,469
Isle of Man - 0.0%
Hansard Global PLC	6,816	13,776
Israel - 0.4%
Africa Israel Investments, Ltd. (I)	4,764	13,977
Alvarion, Ltd. (I)	3,666	1,374
Ceragon Networks, Ltd. (I)	220	1,934
Clal Biotechnology Industries, Ltd. (I)	3,326	10,054
Clal Industries & Investments, Ltd.	6,262	18,376
Clal Insurance Enterprise Holdings, Ltd.	2,775	27,001
Delek Automotive Systems, Ltd.	2,309	15,051
Electra Israel, Ltd.	37	2,749
First International Bank of Israel, Ltd. (I)	3,533	34,648
Frutarom Industries, Ltd.	2,382	22,445
Gilat Satellite Networks, Ltd. (I)	900	2,887
Given Imaging, Ltd. (I)	792	12,581
Hadera Paper, Ltd. (I)	244	9,494
Harel Insurance Investments &
Financial Services, Ltd.	685	20,700

The accompanying notes are an integral part of the financial statements.

121

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Israel (continued)
Hot Telecommunication System, Ltd.	788	$6,117
Israel Discount Bank, Ltd. (I)	638	666
Ituran Location & Control, Ltd.	1,195	13,191
Jerusalem Oil Exploration (I)	308	5,174
Mellanox Technologies, Ltd. (I)	6	433
Menorah Mivtachim Holdings, Ltd. (I)	1,766	10,423
Ormat Industries, Ltd.	7,009	34,978
Paz Oil Company, Ltd.	378	43,009
Rami Levi Chain Stores Hashikma
Marketing 2006, Ltd.	711	20,166
Retalix, Ltd. (I)	1,025	20,345
Shikun & Binui, Ltd.	11,140	15,636
Shufersal, Ltd.	9,143	22,223
Strauss Group, Ltd. (I)	2,935	28,532
The Phoenix Holdings, Ltd. (I)	2,821	5,381

		419,545
Italy - 2.3%
ACEA SpA	8,580	51,150
Aedes SpA (I)	75,645	7,673
Aeroporto di Venezia Marco Polo SpA	841	6,986
Amplifon SpA	9,264	43,385
Ansaldo STS SpA	7,655	54,404
Astaldi SpA	4,499	28,616
Autogrill SpA	1,649	14,976
Azimut Holding SpA	15,042	154,942
Banca Generali SpA	1,570	18,115
Banca Popolare dell’Emilia Romagna SCRL	9,364	50,506
Banca Popolare dell’Etruria e del Lazio SpA	7,405	9,735
Banca Popolare di Milano SpA (I)	205,710	98,660
Banca Popolare di Sondrio SCRL	8,706	53,293
Biesse SpA (I)	3,189	13,118
Brembo SpA	2,573	25,619
Buzzi Unicem SpA	4,611	43,437
Caltagirone SpA	2,499	3,578
Cementir SpA	9,230	17,269
CIR-Compagnie Industriali Riunite SpA	58,400	57,557
Credito Artigiano SpA	7,592	7,795
Credito Emiliano SpA	9,474	34,608
Danieli & C Officine Meccaniche SpA	2,311	48,351
De Longhi SpA	149	1,434
DeA Capital SpA (I)	4,665	7,599
DiaSorin SpA (L)	2,304	67,196
Ei Towers SpA (I)	1,816	38,217
Engineering Ingegneria Informatica SpA	449	14,818
ERG SpA	6,865	43,437
Esprinet SpA	3,554	14,448
Eurotech SpA (I)	1,562	2,306
Falck Renewables SpA	20,060	21,378
Fondiaria-Sai SpA (I)(L)	4,848	5,742
Gemina SpA (I)	54,600	42,071
Geox SpA	8,390	18,567
Gruppo Editoriale L’Espresso SpA (L)	35,685	27,427
Hera SpA	58,891	82,941
IMMSI SpA	24,591	12,768
Impregilo SpA (L)	36,254	154,968
Indesit Company SpA	2,066	8,668
Interpump SpA	6,839	52,103
Iren SpA	34,401	13,563
Italcementi SpA (L)	5,020	24,658
Italmobiliare SpA (I)	827	12,866
Juventus Football Club SpA (I)	23,150	5,346
KME Group SpA (I)	27,631	10,400
Landi Renzo SpA (I)	3,939	6,759
Maire Tecnimont SpA (I)	12,753	10,596
Marcolin SpA	1,528	9,076
MARR SpA	4,504	42,139
Milano Assicurazioni SpA (I)	24,455	8,420
Mondadori (Arnoldo) Editore SpA (I)	12,613	14,190
Piaggio & C SpA	17,916	44,956
Piccolo Credito Valtellinese SCRL	22,689	33,594
Prelios SpA (I)	44,428	7,134
Premafin Finanziaria SpA (I)	12,050	3,047
Recordati SpA	11,787	83,868
Risanamento SpA (I)	17,964	2,207
Safilo Group SpA (I)	1,868	11,077
Saras SpA (I)	17,735	17,277
Seat Pagine Gialle SpA (I)	131,159	5,217
Societa Iniziative Autostradali e Servizi SpA	5,263	37,129
Societa’ Cattolica di Assicurazioni SCRL (I)	4,549	54,173
Sogefi SpA	3,551	8,719
SOL SpA	2,802	14,580
Sorin SpA (I)	28,116	61,160
Telecom Italia Media SpA (I)	73,686	15,051
Trevi Finanziaria SpA	4,195	23,369
Unipol Gruppo Finanziario SpA (I)(L)	613	13,790
Vittoria Assicurazioni SpA	2,112	11,756
Yoox SpA (I)	3,137	45,402
Zignago Vetro SpA	1,669	10,049

		2,121,429
Japan - 26.5%
Accordia Golf Company, Ltd.	79	52,355
Achilles Corp.	18,000	23,742
ADEKA Corp.	8,700	75,512
Aderans Company, Ltd. (I)	3,000	36,754
Advan Company, Ltd.	1,800	18,330
Aeon Delight Company, Ltd.	2,100	48,237
Aeon Fantasy Company, Ltd.	1,400	20,030
Ahresty Corp.	2,300	18,362
AI Holdings Corp.	3,400	18,480
Aica Kogyo Company, Ltd.	5,200	78,257
Aichi Bank, Ltd.	900	43,026
Aichi Corp.	3,200	14,370
Aichi Steel Corp.	10,000	40,332
Aida Engineering, Ltd.	7,500	47,131
Aiphone Company, Ltd.	1,300	26,007
Airport Facilities Company, Ltd.	2,900	13,027
Aisan Industry Company, Ltd.	2,500	23,167
Akebono Brake Industry Company, Ltd.	4,200	20,166
Akita Bank, Ltd.	15,000	42,037
Alpen Company, Ltd.	1,700	33,243
Alpha Systems, Inc.	840	11,280
Alpine Electronics, Inc.	3,300	39,424
Amano Corp.	6,100	51,971
Amiyaki Tei Company., Ltd.	5	11,616
Ando Corp.	3,000	4,334
AOC Holdings, Inc.	4,400	17,913
AOKI Holdings, Inc.	2,000	42,012
Aomori Bank, Ltd.	23,000	70,524
Aoyama Trading Company, Ltd.	5,100	104,322
Arakawa Chemical Industries, Ltd.	1,900	16,063
Arc Land Sakamoto Company, Ltd.	1,200	18,850
Arcs Company, Ltd.	4,125	88,037
Ariake Japan Company, Ltd.	1,900	39,718
Arisawa Manufacturing Company, Ltd.	3,300	9,686
Arnest One Corp.	3,000	38,074
As One Corp.	1,400	27,988
Asahi Company, Ltd.	1,500	24,735
Asahi Diamond Industrial Company, Ltd.	5,000	57,287

The accompanying notes are an integral part of the financial statements.

122

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Asahi Holdings, Inc.	1,800	$36,499
Asahi Organic Chemicals
Industry Company, Ltd.	6,000	15,055
ASATSU-DK, Inc.	2,300	64,660
ASKA Pharmaceutical Company, Ltd.	3,000	17,887
ASKUL Corp.	2,100	24,021
Atom Corp.	5,100	22,597
Atsugi Company, Ltd.	19,000	23,382
Avex Group Holdings, Inc.	3,400	50,380
Bando Chemical Industries, Ltd.	8,000	30,269
Bank of Iwate, Ltd.	1,400	56,521
Bank of Nagoya, Ltd.	17,000	52,494
Bank of Okinawa, Ltd.	2,100	89,788
Bank of Saga, Ltd.	15,000	37,291
Bank of the Ryukyus, Ltd.	4,800	59,932
Belc Company, Ltd.	1,400	19,993
BIC Camera, Inc. (L)	33	16,450
BML, Inc.	1,200	29,921
Bookoff Corp.	1,400	11,824
Bunka Shutter Company, Ltd.	5,000	21,602
CAC Corp.	1,500	11,862
Can Do Company, Ltd.	16	19,936
Canon Electronics, Inc.	1,700	35,659
Cawachi, Ltd.	2,000	43,996
Central Glass Company, Ltd.	19,000	73,944
Chi Group Company, Ltd. (I)	2,700	6,824
Chino Corp.	2,000	5,289
Chiyoda Company, Ltd.	2,600	56,288
Chiyoda Integre Company, Ltd.	1,400	16,080
Chofu Seisakusho Company, Ltd.	2,100	47,752
Chori Company, Ltd.	17,000	22,715
Chubu Shiryo Company, Ltd.	2,000	13,166
Chudenko Corp.	2,600	26,352
Chuetsu Pulp & Paper Company, Ltd.	10,000	19,017
Chugai Mining Company, Ltd. (I)	34,900	7,918
Chugai Ro Company, Ltd.	5,000	15,434
Chugoku Marine Paints, Ltd.	6,000	29,023
Chukyo Bank, Ltd.	9,000	20,450
Chuo Denki Kogyo Company, Ltd.	2,200	10,125
CKD Corp.	5,400	37,518
Clarion Company, Ltd. (I)	5,000	11,552
Cleanup Corp.	2,100	14,335
CMK Corp.	5,400	22,730
Coca-Cola Central Japan Company, Ltd.	1,400	18,193
Cocokara Fine Holdings, Inc.	1,540	50,902
Colowide Company, Ltd.	3,500	27,553
Corona Corp.	1,600	21,069
Cosel Company, Ltd.	1,200	16,911
Cosmos Pharmaceutical Corp.	600	39,815
Cybozu, Inc.	40	12,714
Dai Nippon Toryo Company, Ltd.	12,000	13,283
Dai-Dan Company, Ltd.	2,000	12,623
Daibiru Corp.	5,200	39,889
Daido Metal Company, Ltd.	4,000	43,161
Daidoh, Ltd.	2,000	14,114
Daifuku Company, Ltd.	6,500	40,871
Daihen Corp.	8,000	27,191
Daiichi Chuo Kisen Kaisha, Ltd. (I)	8,000	9,164
Daiichi Jitsugyo Company, Ltd.	4,000	20,014
Daiichi Kigenso Kagaku-Kogyo Company, Ltd.	400	9,868
Daiken Corp.	9,000	24,539
Daikoku Denki Company, Ltd.	800	13,962
Daikyo, Inc.	19,000	50,055
Dainichiseika Color & Chemicals
Manufacturing Company, Ltd.	7,000	30,453
Daio Paper Corp.	7,000	44,260
Daisan Bank, Ltd.	17,000	32,720
Daiseki Company, Ltd.	2,900	50,403
Daishi Bank, Ltd.	27,000	81,211
Daiso Company, Ltd.	7,000	21,096
Daisyo Corp.	1,300	16,801
Daiwa Industries, Ltd.	4,000	19,196
Daiwabo Holdings Company, Ltd.	17,000	31,958
DCM Japan Holdings Company, Ltd.	7,700	54,518
Denki Kogyo Company, Ltd.	7,000	36,651
Denyo Company, Ltd.	1,700	21,687
Descente, Ltd.	4,000	23,965
Doshisha Company, Ltd.	1,200	33,387
Doutor Nichires Holdings Company, Ltd.	2,900	37,192
Dr. Ci:Labo Company, Ltd.	15	51,185
DTS Corp.	1,700	21,483
Dunlop Sports Company, Ltd.	1,300	16,014
Duskin Company, Ltd.	6,000	114,307
Dwango Company, Ltd.	12	15,634
Dydo Drinco, Inc.	1,200	52,260
Eagle Industry Company, Ltd.	2,000	18,483
Earth Chemical Company, Ltd.	1,500	54,962
EDION Corp.	6,100	30,590
Ehime Bank, Ltd.	18,000	49,439
Eighteenth Bank, Ltd.	20,000	52,801
Eiken Chemical Company, Ltd.	1,400	20,133
Eizo Nanao Corp.	1,500	30,029
Elematec Corp.	700	9,593
Enplas Corp.	1,200	31,414
EPS Company, Ltd.	14	38,277
Espec Corp.	1,600	15,495
F&A Aqua Holdings, Inc.	2,400	27,028
Fancl Corp.	2,600	32,478
FCC Company, Ltd.	2,800	46,972
FDK Corp. (I)	9,000	9,433
Felissimo Corp.	800	11,365
Foster Electric Company, Ltd.	2,100	34,207
FP Corp.	1,500	93,006
France Bed Holdings Company, Ltd.	11,000	23,118
Fuji Company, Ltd.	2,100	45,735
Fuji Corp., Ltd.	100	555
Fuji Electronics Company, Ltd.	1,600	22,154
Fuji Kyuko Company, Ltd.	5,000	29,207
Fuji Oil Company, Ltd.	5,800	75,737
Fuji Seal International, Inc.	1,700	32,444
Fuji Soft, Inc.	1,800	30,123
Fujibo Holdings, Inc.	7,000	16,068
Fujicco Company, Ltd.	2,000	24,261
Fujikura Kasei Company, Ltd.	2,000	9,623
Fujimi, Inc.	1,200	17,858
Fujimori Kogyo Company, Ltd.	1,600	30,028
Fujita Kanko, Inc.	7,000	23,151
Fujitec Company, Ltd.	5,000	31,938
Fujitsu General, Ltd.	6,000	45,245
Fujiya Company, Ltd. (I)	6,000	16,602
Fukui Bank, Ltd.	23,000	54,983
Fukushima Bank, Ltd.	21,000	15,605
Funai Consulting Company, Ltd.	3,300	21,823
Funai Electric Company, Ltd.	2,600	39,171
Furukawa Company, Ltd. (I)	27,000	24,208
Furukawa-Sky Aluminum Corp.	9,000	27,234
Fuso Pharmaceutical Industries, Ltd.	5,000	14,540
Futaba Corp.	2,900	45,445
Futaba Industrial Company, Ltd. (I)	3,400	17,868
Future System Consulting Corp.	2	792

The accompanying notes are an integral part of the financial statements.

123

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Fuyo General Lease Company, Ltd.	1,700	$53,593
Gakken Company, Ltd.	4,000	8,557
Geo Corp.	39	43,449
GLOBERIDE, Inc.	10,000	12,861
GMO Internet, Inc.	3,800	19,951
Godo Steel, Ltd.	16,000	36,140
Goldcrest Company, Ltd.	2,190	33,735
Goldwin, Inc. (L)	5,000	31,273
Gulliver International Company, Ltd.	550	17,653
Gun-Ei Chemical Industry Company, Ltd.	4,000	10,367
Gunze, Ltd.	13,000	35,680
Hakuto Company, Ltd.	1,300	12,855
Hamakyorex Company, Ltd.	500	17,384
Hanwa Company, Ltd.	14,000	53,358
Harashin Narus Holdings Company, Ltd.	1,300	22,717
Harima Chemicals Inc.	2,000	10,386
Heiwa Real Estate Company, Ltd.	17,500	40,929
Heiwado Company, Ltd.	2,000	27,274
Hibiya Engineering, Ltd.	2,400	27,269
Hiday Hidaka Corp.	1,320	21,529
Higashi-Nippon Bank, Ltd.	17,000	36,979
Higo Bank, Ltd.	20,000	106,205
Hioki Ee Corp.	500	8,958
HIS Company, Ltd.	1,800	64,025
Hisaka Works, Ltd.	2,000	19,159
Hitachi Cable, Ltd. (I)	13,000	28,850
Hitachi Koki Company, Ltd.	5,700	47,930
Hitachi Kokusai Electric, Inc.	3,000	23,603
Hitachi Medical Corp.	2,000	28,005
Hitachi Tool Engineering, Ltd.	2,200	20,710
Hitachi Zosen Corp.	47,000	57,493
Hochiki Corp.	3,000	16,215
Hodogaya Chemical Company, Ltd.	7,000	20,769
Hogy Medical Company, Ltd.	1,200	54,824
Hokkaido Gas Company, Ltd.	3,000	9,900
Hokkan Holdings, Ltd.	5,000	15,425
Hokuetsu Bank, Ltd.	21,000	41,211
Hokuetsu Paper Mills, Ltd.	9,500	50,957
Hokuto Corp.	1,600	31,956
Honeys Company, Ltd.	1,350	25,302
Horiba, Ltd.	2,500	87,518
Hosiden Corp.	6,500	41,347
Hosokawa Micron Corp.	3,000	15,797
Hyakujushi Bank, Ltd.	21,000	83,258
IBJ Leasing Company, Ltd.	1,900	47,421
Ichibanya Company, Ltd.	600	17,671
Ichikoh Industries, Ltd. (I)	4,000	7,167
Ichiyoshi Securities Company, Ltd.	4,000	22,864
ICOM, Inc.	1,000	24,580
IDEC Corp.	2,500	22,863
Ihara Chemical Industry Company, Ltd.	5,000	22,309
Iino Kaiun Kaisha, Ltd.	5,200	24,792
Ikegami Tsushinki Company, Ltd. (I)	4,000	2,917
Imasen Electric Industrial	1,700	25,102
Imperial Hotel, Ltd.	900	27,085
Inaba Denki Sangyo Company, Ltd.	1,600	46,210
Inaba Seisakusho Company, Ltd.	1,300	17,749
Inabata & Company, Ltd.	5,100	32,066
Inageya Company, Ltd. (L)	4,400	51,083
Ines Corp.	2,700	18,057
Intage, Inc.	800	15,738
Internet Initiative Japan, Inc.	12	50,675
Inui Steamship Company, Ltd. (I)	2,500	8,153
Iseki & Company, Ltd.	12,000	30,815
Ishihara Sangyo Kaisha, Ltd. (I)	32,000	28,340
IT Holdings Corp.	6,500	77,556
ITC Networks Corp.	3,200	25,612
Itochu Enex Company, Ltd.	5,900	33,413
Itochu-Shokuhin Company, Ltd.	600	22,362
Itoham Foods, Inc.	12,000	47,678
Iwatani International Corp.	11,000	42,917
Izumiya Company, Ltd.	9,000	45,316
J-Oil Mills, Inc.	9,000	27,063
Jalux, Inc.	1,300	14,154
Japan Aviation Electronics Industry, Ltd.	4,000	35,076
Japan Cash Machine Company, Ltd.	1,600	13,218
Japan Digital Laboratory Company, Ltd.	2,200	23,346
Japan Pulp & Paper Company, Ltd.	6,000	21,038
Japan Pure Chemical Company, Ltd.	4	9,407
Japan Transcity Corp., Ltd.	5,000	16,165
Japan Wool Textile Company, Ltd.	8,000	56,869
Jastec Company, Ltd.	400	2,464
JBCC Holdings, Inc.	1,900	13,128
Jeol, Ltd.	6,000	14,963
JFE Shoji Trade Corp. (I)	11,000	48,862
JMS Company, Ltd.	1,000	3,222
Joban Kosan Company, Ltd. (I)	10,000	11,454
Joshin Denki Company, Ltd.	3,000	30,124
JSP Corp.	2,600	37,701
Juki Corp.	10,000	16,805
JVC Kenwood Holdings, Ltd.	9,070	31,670
kabu.com Securities Company, Ltd.	5,800	17,748
Kadokawa Holdings, Inc. (L)	2,000	54,755
Kaga Electronics Company, Ltd.	2,700	29,013
Kaken Pharmaceutical Company, Ltd.	6,000	84,019
Kameda Seika Company, Ltd.	1,800	45,020
Kamei Corp.	2,000	20,839
Kanamoto Company, Ltd.	3,000	33,915
Kandenko Company, Ltd.	7,000	33,008
Kanematsu Corp. (I)	40,000	45,003
Kanematsu Electronics, Ltd.	1,300	14,460
Kanto Denka Kogyo Company, Ltd.	4,000	12,666
Kanto Natural Gas Development, Ltd.	3,000	15,450
Kappa Create Company, Ltd.	1,200	25,967
Kasumi Company, Ltd.	4,200	28,868
Katakura Industries Company, Ltd.	2,100	18,811
Kato Sangyo Company, Ltd.	2,700	54,347
Kawai Musical Instruments
Manufacturing Company, Ltd.	6,000	14,507
Keiyo Company, Ltd. (L)	3,600	22,393
Kenedix, Inc. (I)	152	22,029
KEY Coffee, Inc.	1,800	33,260
Kimoto Company, Ltd.	1,500	8,366
Kimura Chemical Plants Company, Ltd.	1,600	6,238
Kinki Sharyo Company, Ltd.	3,000	10,843
Kintetsu World Express, Inc.	1,300	41,629
Kinugawa Rubber Industrial Company, Ltd. (L)	6,000	39,769
Kisoji Company, Ltd.	2,000	40,282
Kissei Pharmaceutical Company, Ltd.	3,000	53,466
Kita-Nippon Bank, Ltd.	700	18,828
Kitz Corp.	10,000	42,677
Kiyo Holdings, Inc.	53,000	77,082
Koa Corp.	3,300	31,412
Koatsu Gas Kogyo Company, Ltd.	3,000	18,545
Kohnan Shoji Company, Ltd.	2,800	37,001
Kohsoku Corp.	1,700	14,632
Kojima Company, Ltd.	3,000	11,335
Kokuyo Company, Ltd.	8,300	61,862
Komatsu Seiren Company, Ltd.	2,000	9,248
Komatsu Wall Industry Company, Ltd.	1,000	12,105

The accompanying notes are an integral part of the financial statements.

124

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Komori Corp.	6,300	$43,956
Konishi Company, Ltd.	1,700	24,226
Kose Corp.	1,500	35,491
Kourakuen Corp.	1,200	18,276
KRS Corp.	900	9,906
Kumagai Gumi Company, Ltd. (I)	17,000	17,531
Kumiai Chemical Industry Company, Ltd.	4,000	16,954
Kura Corp.	800	11,491
Kurabo Industries, Ltd.	22,000	38,447
Kureha Corp.	14,000	61,878
Kurimoto, Ltd.	10,000	27,662
Kuroda Electric Company, Ltd.	3,100	35,368
Kyodo Printing Company, Ltd.	8,000	20,308
Kyodo Shiryo Company, Ltd.	8,000	8,831
Kyoei Steel, Ltd.	1,100	20,154
Kyokuto Securities Company, Ltd.	3,000	22,916
Kyokuyo Company, Ltd.	9,000	21,468
Kyorin Company, Ltd.	3,000	63,177
Kyoritsu Maintenance Company, Ltd.	1,200	25,679
Kyosan Electric Manufacturing Company, Ltd.	6,000	25,662
Kyowa Exeo Corp.	6,700	68,222
Kyudenko Corp.	4,000	24,709
Laox Company, Ltd. (I)	21,000	10,071
LEC, Inc.	700	9,357
Leopalace21 Corp. (I)	15,500	52,147
Life Corp.	3,700	88,211
Macnica, Inc.	1,300	29,187
Maeda Corp.	10,000	46,265
Maeda Road Construction Company, Ltd.	5,000	62,739
Maezawa Kasei Industries Company, Ltd.	1,100	11,407
Maezawa Kyuso Industries Company, Ltd.	1,500	19,828
Makino Milling Machine Company, Ltd.	8,000	48,732
Mandom Corp.	1,400	35,568
Mars Engineering Corp.	700	15,480
Marubun Corp.	2,600	11,393
Marudai Food Company, Ltd.	12,000	45,971
Maruetsu, Inc.	6,000	21,794
Maruha Group, Inc.	27,385	43,285
Marusan Securities Company, Ltd.	7,800	28,152
Maruwa Company, Ltd.	900	30,319
Maruzen Showa Unyu Company, Ltd.	6,000	18,957
Matsuda Sangyo Company, Ltd.	1,400	20,787
Matsuya Company, Ltd. (I)	2,800	25,196
Matsuya Foods Company, Ltd.	700	13,161
Max Company, Ltd.	5,000	59,176
Maxvalu Tokai Company, Ltd.	900	12,372
Megachips Corp.	1,800	37,791
Megane Top Company, Ltd.	3,600	39,454
Megmilk Snow Brand Company, Ltd.	4,600	80,941
Meidensha Corp.	17,000	64,091
Meiji Shipping Company, Ltd.	2,900	10,645
Meiko Network Japan Company, Ltd.	3,000	28,220
Meitec Corp.	3,100	65,678
Meito Sangyo Company, Ltd.	900	11,574
Melco Holdings, Inc.	1,200	26,205
Michinoku Bank, Ltd.	14,000	27,972
Mikuni Coca-Cola Bottling Company, Ltd.	3,300	28,511
Milbon Company, Ltd.	880	26,889
Mimasu Semiconductor Industry Company, Ltd.	1,400	12,037
Minato Bank, Ltd.	16,000	27,416
Ministop Company, Ltd.	1,800	31,254
Mirait Holdings Corp.	5,440	38,834
Misawa Homes Company, Ltd.	3,600	58,639
Mitsuba Corp.	4,000	28,182
Mitsubishi Kakoki Kaisha, Ltd.	7,000	12,557
Mitsubishi Paper Mills, Ltd. (I)	37,000	36,743
Mitsubishi Pencil Company, Ltd.	2,400	41,539
Mitsubishi Steel Manufacturing Company, Ltd.	10,000	25,457
Mitsuboshi Belting Company, Ltd.	6,000	28,514
Mitsui High-Tec, Inc. (I)	2,200	11,933
Mitsui Home Company, Ltd.	3,000	16,331
Mitsui Knowledge Industry Company, Ltd.	90	15,640
Mitsui Matsushima Company, Ltd.	10,000	16,317
Mitsui Sugar Company, Ltd.	8,000	25,805
Mitsui-Soko Company, Ltd.	9,000	32,891
Mitsuuroko Company, Ltd.	3,200	21,619
Miura Company, Ltd.	2,600	69,179
Miyazaki Bank, Ltd.	14,000	35,138
Miyoshi Oil & Fat Company, Ltd.	9,000	11,635
Mizuno Corp.	7,000	37,519
Mochida Pharmaceutical Company, Ltd.	6,000	69,095
Modec, Inc.	1,100	21,322
Monex Group, Inc.	78	12,840
Mori Seiki Company, Ltd.	7,900	68,587
Morinaga & Company, Ltd.	14,000	31,814
Morinaga Milk Industry Company, Ltd.	14,000	53,706
Morita Corp.	3,000	20,581
MOS Food Services, Inc.	1,800	35,167
Moshi Moshi Hotline, Inc.	4,400	45,288
Mr. Max Corp.	3,200	13,063
Musashi Seimitsu Industry Company, Ltd.	1,800	34,414
Musashino Bank, Ltd.	3,800	111,949
Nachi-Fujikoshi Corp.	11,000	46,651
Nagaileben Company, Ltd.	1,800	26,585
Nagano Bank, Ltd.	8,000	16,168
Nagatanien Company, Ltd.	2,000	19,591
Nakamuraya Company, Ltd.	3,000	14,121
Nakayama Steel Works, Ltd. (I)	11,000	7,353
NEC Fielding, Ltd.	1,200	14,988
NEC Leasing, Ltd.	800	9,973
NEC Mobiling, Ltd.	700	27,694
NEC Networks & System Integration Corp.	2,700	42,788
NET One Systems Company, Ltd.	6,400	85,184
Neturen Company, Ltd.	3,800	30,250
Nice Holdings, Inc.	6,000	16,165
Nichias Corp.	7,000	36,018
Nichicon Corp.	4,600	44,701
Nichiden Corp.	700	19,393
Nichiha Corp.	2,400	26,615
Nichii Gakkan Company, Ltd.	3,200	29,699
NICHIREI Corp.	18,000	88,478
Nichireki Company, Ltd.	3,000	15,489
Nidec Copal Corp.	1,200	11,944
Nifco, Inc.	2,700	65,300
Nihon Chouzai Company, Ltd.	180	6,673
Nihon Dempa Kogyo Company, Ltd.	1,800	22,232
Nihon Kagaku Sangyo Company, Ltd.	1,000	7,013
Nihon Kohden Corp.	2,800	85,261
Nihon M&A Center, Inc.	800	24,317
Nihon Nohyaku Company, Ltd.	4,000	17,682
Nihon Parkerizing Company, Ltd.	4,000	61,944
Nihon Shokuhin Kako Company, Ltd.	2,000	9,057
Nihon Unisys, Ltd.	5,100	37,507
Nihon Yamamura Glass Company, Ltd.	10,000	22,387
Nikkiso Company, Ltd.	6,000	62,969
Nippo Corp.	5,000	55,487
Nippon Beet Sugar
Manufacturing Company, Ltd.	15,000	32,776
Nippon Carbon Company, Ltd.	12,000	29,482
Nippon Ceramic Company, Ltd.	2,100	33,792

The accompanying notes are an integral part of the financial statements.

125

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Nippon Chemi-Con Corp. (I)	11,000	$31,695
Nippon Chemical Industrial Company, Ltd.	7,000	10,581
Nippon Coke & Engineering Company, Ltd.	18,000	23,674
Nippon Denko Company, Ltd.	4,000	15,201
Nippon Densetsu Kogyo Company, Ltd.	5,000	50,007
Nippon Fine Chemical Company, Ltd.	1,800	12,206
Nippon Flour Mills Company, Ltd.	13,000	57,124
Nippon Formula Feed
Manufacturing Company, Ltd.	8,000	10,572
Nippon Gas Company, Ltd.	3,000	38,006
Nippon Kanzai Company, Ltd.	700	12,740
Nippon Koei Company, Ltd.	8,000	28,395
Nippon Konpo Unyu Soko Company, Ltd.	6,000	76,212
Nippon Koshuha Steel Company, Ltd.	8,000	9,091
Nippon Light Metal Company, Ltd.	43,000	55,520
Nippon Metal Industry Company, Ltd. (I)	10,000	7,834
Nippon Road Company, Ltd.	7,000	28,589
Nippon Seiki Company, Ltd.	4,000	40,860
Nippon Sharyo, Ltd.	8,000	28,042
Nippon Shinyaku Company, Ltd.	4,000	50,217
Nippon Signal Company, Ltd.	2,700	17,590
Nippon Soda Company, Ltd.	16,000	64,435
Nippon Suisan Kaisha, Ltd.	15,600	42,278
Nippon Synthetic Chemical
Industry Company, Ltd.	3,000	18,607
Nippon System Development Company, Ltd.	3,100	25,402
Nippon Thompson Company, Ltd.	8,000	38,123
Nippon Valqua Industries, Ltd.	8,000	22,028
Nippon Yakin Kogyo Company, Ltd. (I)	11,000	15,700
Nipro Corp.	6,800	42,925
Nishimatsu Construction Company, Ltd.	29,000	55,810
Nishimatsuya Chain Company, Ltd.	5,100	42,332
Nissen Holdings Company, Ltd.	3,100	14,854
Nisshin Fudosan Company, Ltd.	2,900	18,015
Nisshin Oillio Group, Ltd.	13,000	54,872
Nissin Corp.	8,000	22,780
Nissin Electric Company, Ltd.	2,000	13,368
Nissin Kogyo Company, Ltd.	2,100	28,878
Nissui Pharmaceutical Company, Ltd.	1,600	15,555
Nitta Corp.	2,300	35,880
Nittan Valve Company, Ltd.	1,200	4,201
Nittetsu Mining Company, Ltd.	6,000	24,154
Nitto Boseki Company, Ltd.	22,000	68,724
Nitto Kogyo Corp.	3,400	57,848
Nitto Kohki Company, Ltd.	1,000	20,496
Noevir Holdings Company, Ltd.	1,600	18,853
NOF Corp.	16,000	79,866
Nohmi Bosai, Ltd.	2,000	13,189
Noritake Company, Ltd.	12,000	31,391
Noritsu Koki Company, Ltd.	1,900	9,052
Noritz Corp.	900	17,146
NS Solutions Corp.	1,500	25,651
Obara Group, Inc.	1,400	17,340
OBIC Business Consultants, Ltd.	650	34,998
Oenon Holdings, Inc.	6,000	14,532
Ogaki Kyoritsu Bank, Ltd.	27,000	91,287
Oiles Corp.	2,400	49,218
Oita Bank, Ltd.	12,000	39,123
Okabe Company, Ltd.	5,700	33,982
Okamoto Industries, Inc.	7,000	26,789
Okamoto Machine Tool Works, Ltd. (I)	7,000	8,752
Okamura Corp.	7,000	52,808
Okasan Holdings, Inc.	15,000	59,048
OKI Electric Industry Company, Ltd. (I)	55,000	89,172
Okinawa Electric Power Company, Inc.	1,300	42,195
OKK Corp. (I)	10,000	13,546
OKUMA Corp.	4,000	27,081
Okumura Corp.	12,000	43,333
Okura Industrial Company, Ltd.	4,000	9,791
Okuwa Company, Ltd.	3,000	39,646
Onoken Company, Ltd.	1,500	12,059
Onward Kashiyama Company, Ltd.	11,000	83,479
Optex Company, Ltd.	1,200	14,870
Organo Corp.	3,000	19,136
Origin Electric Company, Ltd.	3,000	11,677
Osaka Steel Company, Ltd.	1,400	25,244
Osaki Electric Company, Ltd.	3,000	25,723
OSG Corp.	7,600	109,303
Oyo Corp.	2,700	30,188
Pacific Industrial Company, Ltd.	5,000	30,587
Pal Company, Ltd.	950	45,494
PanaHome Corp.	7,000	44,001
Panasonic Electric Works Information
Systems Company, Ltd.	1,000	24,785
Paramount Bed Holdings Company, Ltd.	1,100	33,852
Parco Company, Ltd.	5,400	53,754
Paris Miki, Inc.	1,100	6,695
Pasona Group, Inc.	22	15,285
Penta-Ocean Construction Company, Ltd. (L)	22,500	62,459
Pigeon Corp.	1,000	43,817
Pilot Corp.	16	29,648
Piolax, Inc.	1,300	29,799
Plenus Company, Ltd.	2,400	45,981
Point, Inc.	910	31,406
Press Kogyo Company, Ltd.	7,000	35,776
Prima Meat Packers, Ltd.	16,000	28,802
Pronexus, Inc.	2,900	18,194
Rasa Industries, Ltd. (I)	4,000	4,691
Resorttrust, Inc.	2,100	35,007
Rhythm Watch Company, Ltd.	12,000	19,351
Ricoh Leasing Company, Ltd.	2,100	47,176
Riken Corp.	9,000	36,362
Riken Keiki Company, Ltd.	1,300	8,334
Riken Technos Corp.	3,000	8,788
Riken Vitamin Company, Ltd.	1,200	34,256
Ringer Hut Company, Ltd.	1,700	22,609
Riso Kyoiku Company, Ltd.	361	23,625
Rock Field Company, Ltd.	1,000	18,874
Roland Corp.	2,500	20,892
Roland D.G. Corp.	1,400	16,198
Round One Corp.	3,800	20,320
Royal Holdings Company, Ltd. (L)	3,000	35,294
Ryobi, Ltd.	9,000	28,832
Ryoden Trading Company, Ltd.	4,000	24,118
Ryohin Keikaku Company, Ltd.	1,700	92,563
Ryosan Company, Ltd.	3,600	70,525
Ryoshoku, Ltd.	800	20,326
Ryoyo Electro Corp.	2,600	26,542
S Foods, Inc.	500	4,440
Saibu Gas Company, Ltd.	19,000	49,824
Saizeriya Company, Ltd.	3,000	47,449
Sakai Chemical Industry Company, Ltd.	9,000	30,231
Sakata INX Corp.	6,000	28,983
Sakata Seed Corp.	2,900	39,225
Sala Corp.	1,500	9,760
San-A Company, Ltd.	700	26,648
San-Ai Oil Company, Ltd.	5,000	22,478
Sanden Corp.	8,000	28,284
Sangetsu Company, Ltd.	3,400	83,961
Sanken Electric Company, Ltd.	12,000	47,358

The accompanying notes are an integral part of the financial statements.

126

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Sanki Engineering Company, Ltd.	6,000	$32,776
Sanko Marketing Foods Company, Ltd.	13	16,250
Sankyo Seiko Company, Ltd.	3,200	10,593
Sankyo-Tateyama Holdings, Inc.	22,000	35,508
Sankyu, Inc.	8,000	28,706
Sanoh Industrial Company, Ltd.	2,600	21,438
Sanshin Electronics Company, Ltd.	2,600	18,559
Sanwa Shutter Corp.	22,000	95,447
Sanyo Chemical Industries, Ltd.	8,000	50,865
Sanyo Denki Company, Ltd.	5,000	32,056
Sanyo Shokai, Ltd.	11,000	35,370
Sanyo Special Steel Company, Ltd.	10,000	43,295
Sasebo Heavy Industries Company, Ltd.	9,000	10,331
Sato Corp.	1,700	25,225
Satori Electric Company, Ltd.	2,000	10,494
Seika Corp.	7,000	19,978
Seikagaku Corp.	3,300	32,350
Seiko Holdings Corp. (I)	11,000	34,646
Seiren Company, Ltd.	5,200	37,283
Sekisui Jushi Corp.	3,000	31,163
Sekisui Plastics Company, Ltd.	5,000	17,876
Senko Company, Ltd.	9,000	39,635
Senshukai Company, Ltd.	4,400	28,412
Shibusawa Warehouse Company, Ltd.	5,000	14,662
Shibuya Kogyo Company, Ltd.	800	8,601
Shikibo, Ltd.	11,000	13,449
Shikoku Bank, Ltd.	15,000	39,662
Shikoku Chemicals Corp.	3,000	17,164
Shima Seiki Manufacturing, Ltd.	2,300	35,992
Shimachu Company, Ltd.	3,800	83,217
Shimizu Bank, Ltd.	900	25,714
Shin Nippon Air Technologies Company, Ltd.	2,800	16,375
Shin Nippon Biomedical Laboratories, Ltd. (I)	1,900	5,371
Shin-Etsu Polymer Company, Ltd.	3,000	13,867
Shinagawa Refractories Company, Ltd.	6,000	14,088
Shindengen Electric
Manufacturing Company, Ltd.	5,000	17,093
Shinkawa, Ltd.	1,500	7,456
Shinko Electric Company, Ltd.	12,000	24,549
Shinko Plantech Company, Ltd.	3,300	28,651
Shinko Shoji Company, Ltd.	2,700	21,844
Shinmaywa Industries, Ltd.	9,000	44,626
Shinwa Kaiun Kaisha, Ltd. (I)	8,000	11,533
Ship Healthcare Holdings, Inc.	2,600	62,591
Shizuoka Gas Company, Ltd.	4,500	29,973
SHO-BOND Holdings Company, Ltd.	1,200	34,801
Shochiku Company, Ltd.	6,000	58,871
Showa Corp.	3,500	30,083
Showa Sangyo Company, Ltd.	7,000	22,727
Siix Corp.	2,200	26,765
Simplex Technology, Inc.	40	13,808
Sinanen Company, Ltd.	6,000	25,288
Sintokogio, Ltd.	4,600	46,162
SMK Corp.	6,000	19,827
So-net Entertainment Corp.	16	63,659
Sogo Medical Company, Ltd.	600	21,699
Sohgo Security Services Company, Ltd.	5,000	67,720
ST Corp.	1,100	12,426
St. Marc Holdings Company, Ltd.	900	33,669
Star Micronics Company, Ltd.	2,600	25,218
Starzen Company, Ltd.	6,000	17,289
Stella Chemifa Corp.	800	14,100
Sumikin Bussan Corp.	9,000	22,705
Suminoe Textile Company, Ltd.	5,000	9,119
Sumiseki Holdings, Inc. (I)	4,400	4,498
Sumitomo Densetsu Company, Ltd.	2,100	14,789
Sumitomo Light Metal Industries, Ltd.	29,000	30,321
Sumitomo Mitsui Company, Ltd. (I)	28,700	22,185
Sumitomo Osaka Cement Company, Ltd.	30,000	99,711
Sumitomo Pipe & Tube Company, Ltd.	2,300	20,807
Sumitomo Real Estate Sales Company, Ltd.	510	24,857
Sumitomo Seika Chemicals Company, Ltd.	4,000	15,947
Sumitomo Warehouse Company, Ltd.	16,048	76,664
SWCC Showa Holdings Company, Ltd.	24,000	21,773
T Rad Company, Ltd.	7,000	24,429
T. Hasegawa Company, Ltd.	1,600	20,243
Tachi-S Company, Ltd.	2,700	50,315
Tachibana Eletech Company, Ltd.	1,500	13,537
Tadano, Ltd.	11,000	81,545
Taihei Dengyo Kaisha, Ltd.	3,000	20,481
Taihei Kogyo Company, Ltd.	5,000	24,027
Taiho Kogyo Company, Ltd.	2,500	31,645
Taikisha, Ltd.	2,100	43,804
Taisei Lamick Company, Ltd.	600	17,941
Taiyo Holdings Company, Ltd.	1,300	32,687
Takagi Securities Company, Ltd. (I)	7,000	8,813
Takamatsu Corp.	1,500	25,843
Takaoka Electric Manufacturing Company, Ltd.	7,000	15,527
Takara Holdings, Inc.	13,000	83,795
Takara Standard Company, Ltd.	7,000	54,044
Takasago International Corp.	8,000	39,921
Takasago Thermal Engineering Company, Ltd.	5,700	44,337
Takihyo Company, Ltd.	3,000	15,728
Takiron Company, Ltd.	6,000	20,158
Takuma Company, Ltd.	6,000	28,665
Tamron Company, Ltd.	1,500	49,776
Tamura Corp.	7,000	18,048
Tatsuta Electric Wire & Cable Company, Ltd.	6,000	38,331
Tecmo Koei Holdings Company, Ltd.	2,100	17,623
Teikoku Electric Manufacturing Company, Ltd.	700	13,839
Teikoku Piston Ring Company, Ltd.	1,400	23,315
Teikoku Sen-I Company, Ltd.	2,000	15,555
Telepark Corp.	13	24,873
Temp Holdings Company, Ltd.	2,400	29,189
Tenma Corp.	1,800	19,171
The Chiba Kogyo Bank, Ltd. (I)	3,200	17,346
The Daiei, Inc. (I)	5,650	17,887
The Hokkoku Bank, Ltd.	5,000	19,668
The Hyakugo Bank, Ltd.	20,000	83,519
The Pack Corp.	1,300	22,103
The San-in Godo Bank, Ltd.	8,000	56,458
The Yachiyo Bank, Ltd.	1,700	33,188
Tigers Polymer Corp.	1,000	4,290
TKC Corp.	1,500	30,981
TOA Corp.	22,000	40,865
Toagosei Company, Ltd.	18,000	70,368
Tobishima Corp. (I)	7,200	8,898
TOC Company, Ltd.	6,800	39,143
Tocalo Company, Ltd.	1,300	20,355
Tochigi Bank, Ltd.	11,000	34,767
Toda Corp.	17,000	53,044
Toda Kogyo Corp.	3,000	16,055
Toei Company, Ltd.	5,000	23,757
Toenec Corp.	4,000	21,099
Toho Bank, Ltd.	18,000	50,959
Toho Company, Ltd.	3,000	11,804
Toho Holdings Company, Ltd.	100	2,029
Toho Real Estate Company, Ltd.	3,000	16,965
Toho Zinc Company, Ltd.	10,000	39,497
Tohoku Bank, Ltd.	4,000	6,606

The accompanying notes are an integral part of the financial statements.

127

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Tokai Carbon Company, Ltd.	17,000	$74,749
Tokai Holdings Corp.	4,000	19,459
Tokai Rubber Industries, Ltd.	2,400	26,290
Tokai Tokyo Securities Company, Ltd.	16,000	57,764
Token Corp.	810	32,614
Tokimec, Inc.	5,000	8,614
Tokushu Tokai Holdings Company, Ltd.	15,000	39,029
Tokyo Dome Corp. (I)	11,000	32,710
Tokyo Energy & Systems, Inc.	2,000	9,440
Tokyo Ohka Kogyo Company, Ltd.	3,400	75,597
Tokyo Rakutenchi Company, Ltd.	2,000	7,734
Tokyo Rope Manufacturing Company, Ltd.	12,000	22,647
Tokyo Seimitsu Company, Ltd.	2,600	46,272
Tokyo Tekko Company, Ltd.	4,000	12,046
Tokyo Theatres Company, Inc.	9,000	12,784
Tokyo Tomin Bank, Ltd.	2,800	28,135
Tokyotokeiba Company, Ltd.	19,000	26,306
Tokyu Community Corp.	700	23,307
Tokyu Construction Company, Ltd.	9,910	21,047
Tokyu Livable, Inc.	1,800	19,510
Tomato Bank, Ltd.	11,000	19,207
Tomen Devices Corp.	600	15,207
Tomen Electronics Corp.	1,900	27,887
Tomoe Corp.	2,200	7,884
Tomoe Engineering Company, Ltd.	800	16,396
Tomoku Company, Ltd.	6,000	17,006
TOMONY Holdings, Inc.	15,000	59,896
Tomy Company, Ltd.	4,500	29,415
Tonami Holdings Company, Ltd.	6,000	12,396
Topcon Corp.	5,900	43,103
Toppan Forms Company, Ltd.	5,600	47,809
Topre Corp.	4,300	41,475
Topy Industries, Ltd.	18,000	51,453
Toridoll Corp.	1,400	19,713
Torigoe Company, Ltd.	2,300	17,877
Torii Pharmaceutical Company, Ltd.	1,100	24,072
Torishima Pump Manufacturing Company, Ltd.	900	9,022
Toshiba Machine Company, Ltd.	8,000	41,556
Toshiba Plant Systems & Services Corp.	4,000	47,649
Toshiba TEC Corp.	9,000	33,866
Tosho Printing Company, Ltd.	6,000	10,772
Totetsu Kogyo Company, Ltd.	3,000	34,466
Tottori Bank, Ltd.	4,000	7,383
Towa Bank, Ltd.	21,000	20,928
Towa Corptowa Corp.	2,200	15,865
Towa Pharmaceutical Company, Ltd.	700	39,234
Toyo Construction Company, Ltd.	34,000	32,231
Toyo Corp.	3,200	34,338
Toyo Electric Manufacturing Company, Ltd.	3,000	10,554
Toyo Engineering Corp.	10,000	43,441
Toyo Ink Manufacturing Company, Ltd.	15,000	55,066
Toyo Kanetsu KK	10,000	20,850
Toyo Kohan Company, Ltd.	4,000	14,312
Toyo Securities Company, Ltd.	6,000	12,375
Toyo Tanso Company, Ltd.	1,000	31,421
Toyo Tire & Rubber Company, Ltd.	15,000	50,820
Toyo Wharf & Warehouse Company, Ltd.	6,000	10,113
Toyobo Company, Ltd.	48,936	67,575
Transcosmos, Inc.	2,800	38,025
Trusco Nakayama Corp.	2,500	50,868
TS Tech Company, Ltd.	5,700	104,189
Tsi Holdings Company, Ltd.	9,970	49,347
Tsubakimoto Chain Company, Ltd.	8,000	46,403
Tsugami Corp. (L)	6,000	42,227
Tsukishima Kikai Company, Ltd.	2,000	17,435
Tsukuba Bank, Ltd.	5,700	20,449
Tsuruha Holdings, Inc.	1,500	93,274
Tsurumi Manufacturing Company, Ltd.	2,000	15,584
Tsutsumi Jewelry Company, Ltd.	1,100	26,753
U-Shin, Ltd.	2,300	16,253
Ube Material Industries, Ltd.	5,000	11,625
Uchida Yoko Company, Ltd.	4,000	13,334
ULVAC, Inc. (I)	2,900	26,713
Uniden Corp.	9,000	23,979
Union Tool Company, Ltd.	1,500	22,655
Unipres Corp.	2,600	67,710
United Arrows, Ltd.	2,400	59,849
Unitika, Ltd. (I)	45,000	24,405
Valor Company, Ltd.	4,000	66,054
Vital KSK Holdings, Inc.	3,900	36,669
Wacom Company, Ltd.	48	107,980
Wakachiku Construction Company, Ltd. (I)	17,000	20,175
Warabeya Nichiyo Company, Ltd.	1,900	30,333
Watabe Wedding Corp.	1,100	10,014
WATAMI Company, Ltd.	2,300	48,875
Xebio Company, Ltd.	1,500	34,301
Yahagi Construction Company, Ltd.	2,000	8,616
Yaizu Suisankagaku Industry Company, Ltd.	1,100	10,562
Yamabiko Corp.	900	11,783
Yamagata Bank, Ltd.	16,000	68,159
Yamanashi Chuo Bank, Ltd.	13,000	51,030
Yamatane Corp.	11,000	15,636
Yamazen Corp.	5,700	44,415
Yaoko Company, Ltd.	300	10,474
Yasuda Warehouse Company, Ltd.	2,900	18,879
Yellow Hat, Ltd.	2,200	37,438
Yodogawa Steel Works, Ltd.	10,000	38,570
Yokogawa Bridge Corp.	3,000	20,378
Yokohama Reito Company, Ltd.	4,000	31,144
Yokowo Company, Ltd.	2,000	11,021
Yomeishu Seizo Company, Ltd.	1,000	8,807
Yomiuri Land Company, Ltd.	3,000	9,302
Yondenko Corp.	3,000	12,348
Yonekyu Corp.	2,000	19,688
Yorozu Corp.	800	13,139
Yoshinoya D&C Company, Ltd.	37	48,713
Yuasa Trading Company, Ltd.	21,000	37,896
Yuki Gosei Kogyo Co., Ltd. (I)	3,000	8,331
Yurtec Corp.	4,000	15,392
Yusen Logistics Company, Ltd.	1,200	16,276
Yushin Precision Equipment Company, Ltd.	1,100	20,833
Yushiro Chemical Industry Company, Ltd.	1,100	11,682
Zenrin Company, Ltd.	2,100	20,713
Zeria Pharmaceutical Company, Ltd.	2,000	33,528
Zuken, Inc.	2,100	15,336

		24,876,867
Jersey, C.I. - 0.1%
Atrium European Real Estate, Ltd.	375	1,762
Centamin PLC (I)	88,755	96,573
Heritage Oil, Ltd. (I)	9,831	19,007

		117,342
Liechtenstein - 0.1%
Liechtensteinische Landesbank AG	1,361	48,768
Verwaltungs & Privat Bank AG	492	38,171

		86,939
Luxembourg - 0.2%
GAGFAH SA (I)	1,693	16,153
Oriflame Cosmetics SA	1,798	60,170

The accompanying notes are an integral part of the financial statements.

128

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Luxembourg (continued)
Regus PLC	66,614	$93,906

		170,229
Malta - 0.0%
Unibet Group PLC	1,362	34,479
Netherlands - 1.9%
Aalberts Industries NV	9,501	147,939
Accell Group	1,666	31,359
AMG Advanced Metallurgical Group NV (I)	3,085	26,115
Amsterdam Commodities NV	1,057	16,109
Arcadis NV (L)	6,428	140,415
ASM International NV	5,593	212,529
Beter Bed Holding NV	1,056	20,525
BinckBank NV	4,478	36,311
Brunel International NV	825	32,738
CSM NV (L)	5,756	106,125
Dockwise, Ltd. (I)	1,556	25,818
Exact Holdings NV	467	10,227
Grontmij (I)(L)	5,995	19,343
Heijmans NV	2,023	15,775
Imtech NV	3,798	90,622
InnoConcepts NV (I)	10,527	133
KAS Bank NV	330	2,940
Kendrion NV	212	4,510
Koninklijke BAM Groep NV	24,510	69,110
Koninklijke Ten Cate NV	3,799	101,596
Koninklijke Wessanen NV	2,054	6,032
Macintosh Retail Group NV	454	5,178
Mediq NV (L)	6,008	73,906
Nutreco Holding NV	2,973	207,155
Ordina NV (I)	5,537	6,360
Sligro Food Group NV	2,169	56,396
SNS REAAL NV (I)(L)	16,603	22,649
Telegraaf Media Groep NV (L)	4,601	48,187
TKH Group NV	2,328	49,989
TomTom NV (I)(L)	15,548	62,875
Unit 4 Agresso NV	1,920	49,053
USG People NV	6,577	47,403

		1,745,422
New Zealand - 0.8%
Air New Zealand, Ltd.	19,995	13,762
Fisher & Paykel Appliances Holdings, Ltd. (I)	73,602	32,155
Fisher & Paykel Healthcare Corp.	28,953	45,828
Freightways, Ltd.	8,921	27,181
Infratil, Ltd.	66,634	108,463
Mainfreight, Ltd.	7,268	55,965
New Zealand Oil & Gas, Ltd. (I)	43,880	29,228
New Zealand Refining Company, Ltd.	19,629	37,348
Nuplex Industries, Ltd.	50,788	102,077
PGG Wrightson, Ltd. (I)	8,197	1,893
Pike River Coal Company, Ltd. (I)	21,968	0
Port of Tauranga, Ltd.	5,763	51,257
Pumpkin Patch, Ltd. (I)	7,395	5,397
Ryman Healthcare, Ltd.	14,826	41,117
Sky Network Television, Ltd.	12,878	49,896
SKYCITY Entertainment Group, Ltd.	43,129	117,755
Tower, Ltd.	20,665	26,543
Warehouse Group, Ltd.	4,936	9,898

		755,763
Norway - 0.9%
Acta Holding ASA (I)	24,000	4,492
Algeta ASA (I)	600	17,169
Atea ASA	15,457	135,974
Bonheur ASA	1,100	20,515
BW Offshore, Ltd.	30,800	33,659
BWG Homes ASA (I)	9,652	17,921
Camillo Eitzen & Company ASA (I)	130	41
Cermaq ASA (I)	8,984	118,365
DOF ASA (I)	1,335	6,790
Eitzen Chemical ASA (I)	21,250	179
Eltek ASA (I)	22,000	14,541
Evry ASA	946	1,513
Ganger Rolf ASA	700	12,996
Kongsberg Automotive Holding ASA (I)	29,400	7,824
Nordic Semiconductor ASA (L)	21,567	65,343
Norwegian Air Shuttle ASA (I)	2,907	52,951
Norwegian Energy Company AS (I)	16,500	13,068
Opera Software ASA	4,868	34,376
Scana Industrier ASA (I)	15,247	4,010
Sevan Marine ASA (I)	2,068	4,027
Siem Offshore, Inc. (I)	20,000	31,828
Solstad Offshore ASA	2,900	41,534
Sparebanken Midt-Norge ASA	3,899	21,073
Tomra Systems ASA	13,184	111,939
Veidekke ASA	6,400	45,704
Wilh Wilhelmsen Holding ASA, Class A	1,300	31,764

		849,596
Papua New Guinea - 0.0%
Highlands Pacific, Ltd. (I)	59,421	9,525
Peru - 0.1%
Copeinca ASA	7,710	54,573
Portugal - 0.3%
Altri SGPS SA	26,263	34,765
Banco BPI SA (I)	23,984	16,395
BANIF SGPS SA (I)	17,971	2,733
Brisa Auto Estrada SA (I)	10,616	33,989
Impresa SGPS SA (I)	11,168	4,942
Investimentos Participacoes e Gestao SA (I)	15,959	2,833
Mota Engil SGPS SA	5,366	6,979
Portucel - Empresa Produtora de Pasta
e Papel SA (L)	28,126	68,321
Redes Energeticas Nacionais SA (L)	12,164	32,193
Semapa-Sociedade de Investimento & Gestao	5,253	32,770
Sonae (L)	50,046	26,139
Sonae Capital SGPS SA (I)	16,889	3,421
Teixeira Duarte SA	21,736	6,070
Zon Multimedia SA	14,900	44,171

		315,721
Russia - 0.0%
Alliance Oil Company, Ltd., ADR (I)	445	4,074
Raven Russia, Ltd.	7,198	6,495

		10,569
Singapore - 1.3%
ASL Marine Holdings, Ltd.	19,600	8,823
Ausgroup, Ltd.	71,000	19,778
Banyan Tree Holdings, Ltd. (I)	54,000	23,578
Bukit Sembawang Estates, Ltd.	16,000	59,751
Cape PLC	836	3,465
Cerebos Pacific, Ltd.	10,000	41,802
CH Offshore, Ltd.	38,000	12,517
China Aviation Oil Singapore Corp., Ltd.	12,000	9,405
China Merchants Holdings Pacific, Ltd.	50,000	27,279
Creative Technology, Ltd.	6,650	18,485
CSE Global, Ltd.	55,000	34,681
Ezion Holdings, Ltd.	49,000	36,216

The accompanying notes are an integral part of the financial statements.

129

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Singapore (continued)
Ezra Holdings, Ltd. (I)	50,400	$42,900
Food Empire Holdings, Ltd.	43,200	13,291
Gallant Venture, Ltd. (I)	71,000	16,144
GMG Global, Ltd.	46,000	4,462
Goodpack, Ltd.	29,000	39,774
Ho Bee Investment, Ltd.	18,000	16,635
Hong Fok Corp., Ltd. (I)	48,000	16,727
Hong Leong Asia, Ltd.	13,000	16,675
Hotel Properties, Ltd.	24,000	36,054
HTL International Holdings, Ltd.	34,000	8,807
Hyflux, Ltd. (L)	51,000	54,625
Jaya Holdings, Ltd. (I)	51,000	24,068
Metro Holdings, Ltd.	63,600	40,026
Midas Holdings, Ltd.	115,000	25,691
Oceanus Group, Ltd. (I)	116,000	5,712
Orchard Parade Holdings, Ltd.	5,000	8,076
Osim International, Ltd.	30,000	28,690
Otto Marine, Ltd. (I)	144,000	10,454
Pan Pacific Hotels Group, Ltd.	21,500	30,466
Petra Foods, Ltd.	45,000	89,217
Raffles Education Corp., Ltd.	76,188	23,283
Raffles Medical Group, Ltd.	24,289	42,550
Rotary Engineering, Ltd.	22,000	9,005
SBS Transit, Ltd.	5,000	6,092
SC Global Developments, Ltd.	17,000	13,076
Sinarmas Land, Ltd.	184,000	43,758
Stamford Land Corp., Ltd.	59,000	26,129
Super Coffeemix Manufacturing, Ltd.	25,000	41,561
Swiber Holdings, Ltd. (I)	20,000	9,084
Tat Hong Holdings, Ltd.	31,000	24,352
United Engineers, Ltd.	19,000	33,009
UOB-Kay Hian Holdings, Ltd.	31,000	38,539
WBL Corp., Ltd.	4,000	10,643
Wing Tai Holdings, Ltd.	39,000	41,247
Yongnam Holdings, Ltd.	87,000	15,863

		1,202,465
South Africa - 0.0%
First Uranium Corp. (I)	13,300	3,070
Great Basin Gold, Ltd. (I)	34,200	23,178

		26,248
Spain - 1.8%
Abengoa SA (L)	2,937	39,029
Amper SA (I)	1,961	4,948
Antena 3 de Television SA (L)	3,644	15,613
Bankinter SA (L)	17,362	60,513
Bolsas y Mercados Espanoles SA	5,350	107,696
Caja de Ahorros del Mediterraneo (I)	5,428	687
Campofrio Alimentacion SA (I)	1,173	8,957
Cementos Portland Valderrivas SA (I)	1,547	7,969
Construcciones & Auxiliar de Ferrocarriles SA	265	123,178
Deoleo SA (I)	11,142	4,598
Dinamia SA (I)	1,181	5,145
Duro Felguera SA	3,914	21,493
Ebro Foods SA	14,666	252,150
Elecnor SA	2,026	24,313
Ence Energia y Celulosa SA	15,775	30,467
Ercros SA (I)	12,567	7,148
Faes Farma SA	15,919	24,661
Fluidra SA	3,227	7,994
Gamesa Corporacion Tecnologica SA (L)	7,200	12,947
General de Alquiler de Maquinaria (I)	2,658	1,585
Grupo Catalana Occidente SA	2,531	36,074
Grupo Tavex SA (I)	6,482	2,201
Indra Sistemas SA (L)	7,450	69,566
Laboratorios Almirall SA (I)	6,175	44,409
Laboratorios Farmaceuticos Rovi SA	1,750	11,386
Mediaset Espana Comunicacion SA	4,733	23,050
Melia Hotels International SA	5,056	29,491
NH Hoteles SA (I)	8,165	21,233
Obrascon Huarte Lain SA	3,281	67,918
Papeles y Cartones de Europa SA	4,221	10,433
Pescanova SA	1,068	29,152
Promotora de Informaciones SA (I)(L)	9,049	4,432
Realia Business SA (I)	9,431	5,858
Sacyr Vallehermoso SA (I)	887	1,648
Service Point Solutions SA (I)	7,933	1,330
Sociedad Nacional de Industrias Apicaciones
Celulosa Espanol SA (I)	8,375	7,480
Tecnicas Reunidas SA	2,764	115,813
Tubacex SA (I)	10,312	20,868
Tubos Reunidos SA	9,106	18,444
Unipapel SA	209	2,396
Vidrala SA	2,228	53,342
Viscofan SA	6,729	289,759
Vocento SA (I)	9,411	20,371
Zeltia SA (I)	16,087	26,271

		1,674,016
Sweden - 3.3%
AarhusKarlshamn AB	4,950	169,489
Acando AB	6,279	12,492
Active Biotech AB (I)	2,172	12,118
AddTech AB	2,310	56,964
AF AB	3,536	68,535
Avanza Bank Holding AB	1,104	22,699
Axfood AB	1,565	49,796
Axis Communications AB	9,260	201,623
BE Group AB	4,723	13,276
Beijer Alma AB	229	3,850
Bergman & Beving AB	3,490	27,932
Betsson AB (I)	2,976	88,969
Bilia AB	1,720	23,137
Billerud AB (L)	17,199	159,056
BioGaia AB	555	12,887
Bure Equity AB	7,860	26,314
Castellum AB	5,616	68,045
CDON Group AB (I)	511	3,041
Clas Ohlson AB	4,002	55,777
Cloetta AB (I)	2,034	4,501
Concordia Maritime AB	2,200	3,471
Duni AB	5,099	41,659
East Capital Explorer AB	3,589	24,736
Enea AB (I)	1,999	9,840
Eniro AB (I)(L)	12,390	15,034
Fabege AB	6,102	47,909
Fagerhult AB	749	19,876
Fastighets AB Balder - B Shares (I)	2,585	11,724
G & L Beijer AB	2,250	37,255
Haldex AB	6,370	28,654
Hexpol AB	1,566	53,297
HIQ International AB (I)	3,756	20,034
Hoganas AB	4,776	151,865
Holmen AB, Series B	4,455	121,282
Hufvudstaden AB, Class A (L)	638	6,847
Industrial & Financial Systems AB	3,487	54,619
Indutrade AB	1,973	54,063
Intrum Justitia AB	6,104	88,901
JM AB (L)	8,981	158,971

The accompanying notes are an integral part of the financial statements.

130

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Sweden (continued)
KappAhl Holding AB (I)(L)	8,073	$5,855
Kungsleden AB	10,626	53,989
Lindab International AB	6,008	37,114
Loomis AB	4,564	56,355
Mekonomen AB	2,150	65,836
NCC AB, B Shares	8,075	145,479
Net Insight AB (I)	40,297	8,874
New Wave Group AB	6,024	22,107
Nibe Industrier AB	7,047	96,290
Nobia AB (I)	17,611	53,337
OEM International AB	1,799	17,371
PA Resources AB (I)	19,862	3,201
Peab AB	14,016	69,991
Proffice AB	6,320	20,855
Rezidor Hotel Group AB (I)	8,897	30,795
RNB Retail & Brands AB (I)	31,521	10,587
Saab AB	46	783
SAS AB (I)(L)	17,484	13,790
SkiStar AB	222	2,247
SSAB AB, Series A	671	5,584
Studsvik AB	218	1,184
Sweco AB	3,557	37,473
Swedish Orphan Biovitrum AB (I)	11,871	40,431
TradeDoubler AB	4,887	11,898
Trelleborg AB, Series B	18,933	174,957
Wihlborgs Fastigheter AB	3,088	41,579

		3,058,500
Switzerland - 4.8%
Acino Holding AG (I)	303	35,141
Advanced Digital Broadcast Holdings SA (I)	245	2,739
AFG Arbonia-Forster Holding AG (I)	1,594	28,887
Allreal Holding AG (I)	764	111,382
APG SGA SA	88	15,240
Ascom Holding AG (I)	3,146	22,500
Autoneum Holding AG (I)	430	19,575
Bachem Holding AG (I)	14	501
Bank Coop AG (I)	1,620	100,296
Bank Sarasin & Compagnie AG (I)	2,914	82,026
Banque Privee Edmond de Rothschild SA	1	20,008
Basilea Pharmaceutica (I)	776	36,720
Belimo Holding AG	29	50,293
Bellevue Group AG	655	6,484
Berner Kantonalbank	285	75,649
Bobst Group AG (I)	1,189	32,758
Bossard Holding AG	167	21,727
Bucher Industries AG	751	120,338
Burckhardt Compression Holding AG	370	94,973
Centralschweizerische Kraftwerke AG	127	44,165
Charles Voegele Holding AG (I)	998	15,450
Cicor Technologies (I)	322	9,720
Cie Financiere Tradition SA (I)	211	13,366
Conzzeta Holding AG	1	1,856
Cytos Biotechnology AG (I)	166	454
Daetwyler Holding AG	778	55,388
Dufry Group AG (I)	1,855	225,028
EFG International (I)	5,629	31,346
Emmi AG (I)	319	65,185
Energiedienst Holding AG (I)	559	27,092
Etrion Corp. (I)	2,427	883
Ferrexpo PLC	5,662	19,154
Flughafen Zuerich AG	380	133,442
Forbo Holding AG (I)	196	112,066
GAM Holding, Ltd. (I)	25,978	289,209
Gategroup Holding AG (I)	846	24,008
Georg Fischer AG (I)	947	327,640
Gottex Fund Management Holdings, Ltd. (I)	1,478	3,876
Gurit Heberlein AG (I)	22	10,659
Helvetia Patria Holding AG	307	92,784
Huber & Suhner AG	222	9,116
Implenia AG (I)	348	10,954
Inficon Holding AG (I)	99	20,202
Informa PLC	10,659	63,736
Intershop Holdings	8	2,747
Kaba Holding AG	317	120,405
Komax Holding AG (I)	777	58,984
Kudelski SA (I)	4,675	35,577
Kuoni Reisen Holding AG (I)	265	81,170
LEM Holding SA	52	26,409
Logitech International SA (I)(L)	9,485	102,350
Lonza Group AG (I)	1,290	53,717
Luzerner Kantonalbank AG	145	50,327
Meyer Burger Technology AG (I)(L)	3,227	50,114
Micronas Semiconductor Holding AG (I)	5,145	44,788
Mobilezone Holding AG	3,138	31,160
Mobimo Holding AG (I)	528	121,957
Nobel Biocare Holding AG (I)	1,633	16,883
Orascom Development Holding AG (I)	1,134	18,037
Orell Fuessli Holding AG	136	13,973
Panalpina Welttransport Holding AG (I)(L)	1,612	144,667
Phoenix Mecano AG	53	25,962
PubliGroupe SA (I)	20	2,997
Rieter Holding AG (I)	430	63,941
Romande Energie Holding SA	52	61,666
Schaffner Holding AG (I)	40	9,493
Schmolz + Bickenbach AG (I)	1,684	7,730
Schweiter Technologies AG (I)	3	1,502
Schweizerische National-Versicherungs-
Gesellschaft AG	1,339	47,168
Siegfried Holding AG (I)	53	6,309
St. Galler Kantonalbank	99	34,932
Straumann Holding AG	77	11,309
Swisslog Holding AG (I)	4,914	4,668
Swissquote Group Holding SA (I)	1,093	31,015
Tamedia AG (I)	188	20,000
Tecan Group AG (I)	750	51,796
Temenos Group AG (I)	6,787	112,150
U-Blox AG (I)	65	2,675
Unaxis Holding AG (I)	14,200	117,952
Valiant Holding AG (I)	686	76,788
Valora Holding AG	284	52,761
Vaudoise Assurances Holding SA	138	38,971
Vetropack Holding AG	3	5,279
Von Roll Holding AG (I)	7,878	16,102
Vontobel Holding AG	2,802	55,303
WMH Walter Meier AG	155	35,544
Ypsomed Holding AG (I)	276	14,913
Zehnder Group AG	615	36,741
Zuger Kantonalbank	17	89,358

		4,492,306
Taiwan - 0.0%
Ya Hsin Industrial Company, Ltd. (I)	138,000	0
United Arab Emirates - 0.1%
Lamprell PLC	30,296	47,922
United Kingdom - 19.8%
A.G.Barr PLC (L)	9,000	56,307
AEA Technology Group PLC (I)	19,508	63
Aegis Group PLC	68,082	172,841

The accompanying notes are an integral part of the financial statements.

131

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
Afren PLC (I)	55,554	$90,427
Alexon Group PLC (I)	6,881	289
Alizyme PLC (I)	22,479	0
Amlin PLC	13,174	73,126
Anglo Pacific Group PLC	10,171	38,924
Anite PLC	6,272	11,938
Ashtead Group PLC	54,314	222,545
Aveva Group PLC	8,544	218,473
Balfour Beatty PLC	40,039	187,550
Barratt Developments PLC (I)	98,477	216,105
BBA Aviation PLC	48,270	154,372
Bellway PLC	10,163	133,443
Berkeley Group Holdings PLC (I)	13,633	302,073
Bodycote PLC	19,111	100,366
Booker Group PLC	6,370	9,089
Bovis Homes Group PLC	13,879	102,527
Brammer PLC	8,722	35,662
Brewin Dolphin Holdings PLC	23,416	50,612
British Polythene Industries PLC	4,443	24,445
Britvic PLC	32,362	167,383
BTG PLC (I)	25,585	163,574
Cable & Wireless Communications PLC	75,207	34,997
Capital & Counties Properties PLC	4,640	15,278
Capital & Regional PLC (I)	28,406	11,802
Carillion PLC	27,252	118,014
Carpetright PLC (I)(L)	3,039	32,245
Charles Taylor Consulting PLC	3,000	7,520
Chemring Group PLC	32,046	137,954
Chesnara PLC	776	2,127
Chime Communications PLC	5,129	12,591
Cineworld Group PLC	6,663	21,525
Close Brothers Group PLC	15,796	184,973
Cobham PLC	28,846	105,059
Colt Telecom Group SA (I)	31,617	62,039
Communisis PLC	1	0
Computacenter PLC	9,482	44,694
Concentric AB	6,370	47,603
Cookson Group PLC	33,297	308,361
Costain Group PLC	3,598	12,055
Cranswick PLC	8,814	112,754
Creston PLC	10,587	9,199
CSR PLC	18,505	64,165
D.S. Smith PLC	122,693	284,925
Daily Mail & General Trust PLC	17,811	118,122
Dairy Crest Group PLC	13,990	72,467
Davis Service Group PLC	14,469	113,532
De La Rue PLC	7,909	125,694
Debenhams PLC	116,644	158,236
Dechra Pharmaceuticals PLC	5,389	41,023
Development Securities PLC	2,220	4,917
Devro PLC	5,062	24,058
Dialight PLC	522	8,506
Dicom Group PLC (I)	12,964	50,961
Dignity PLC	5,430	68,690
Diploma PLC	7,537	52,653
Dixons Retail PLC (I)(L)	231,071	66,677
Domino Printing Sciences PLC	15,207	128,716
Domino’s Pizza UK & IRL PLC	7,102	57,409
Drax Group PLC	30,783	270,550
Dunelm Group PLC	9,379	76,375
E2V Technologies PLC	2,485	5,624
EasyJet PLC	10,090	84,118
Electrocomponents PLC	45,730	147,578
Elementis PLC	54,285	169,538
Enquest PLC (I)	46,110	78,173
Enterprise Inns PLC (I)	55,142	56,617
Euromoney Institutional Investor PLC	8,075	94,542
F&C Asset Management PLC	41,888	54,521
Fenner PLC	9,083	51,710
Fidessa Group PLC	3,586	87,141
Filtrona PLC	27,028	202,708
Findel PLC (I)	318,283	14,972
FirstGroup PLC	35,332	124,351
Galliford Try PLC	8,666	86,146
Gem Diamonds, Ltd. (I)	12,666	38,925
Genus PLC	5,336	103,805
Go-Ahead Group PLC	2,784	52,625
Greene King PLC	18,168	156,971
Greggs PLC	7,878	62,220
Halfords Group PLC	23,761	85,620
Halma PLC	49,231	323,432
Hardy Oil & Gas PLC (I)	5,072	9,577
Hargreaves Lansdown PLC	3,931	32,768
Hays PLC	90,038	104,061
Headlam Group PLC	4,631	20,077
Helical Bar PLC	8,263	23,892
Henderson Group PLC (L)	72,524	116,089
Hikma Pharmaceuticals PLC	17,929	183,437
Hill & Smith Holdings PLC	6,401	32,152
HMV Group PLC (I)	36,339	1,979
Hochschild Mining PLC	15,777	116,405
Homeserve PLC	23,941	58,562
Howden Joinery Group PLC	88,671	177,359
Hunting PLC	9,788	111,196
Hyder Consulting PLC	3,872	24,864
ICAP PLC	359	1,901
IG Group Holdings PLC	25,146	189,325
Imagination Technologies Group PLC (I)	42,994	314,776
Inchcape PLC	27,669	143,525
Inmarsat PLC	21,383	164,484
Innovation Group PLC (I)	9,835	2,928
Intermediate Capital Group PLC	43,942	186,332
International Personal Finance PLC	47,051	177,388
Interserve PLC	12,721	62,386
Invensys PLC	13,129	45,828
ITE Group PLC	16,803	50,970
J.D. Wetherspoon PLC	9,690	64,800
James Fisher & Sons PLC	4,579	43,526
Jardine Lloyd Thompson Group PLC	10,279	112,781
Jazztel PLC (I)	19,044	108,180
JKX Oil & Gas PLC (I)	8,683	13,736
John Menzies PLC	983	9,248
Kcom Group PLC	95,593	107,128
Keller Group PLC	4,607	26,124
Kesa Electricals PLC	45,975	35,704
Kier Group PLC	2,737	54,001
Ladbrokes PLC	55,844	137,691
Laird PLC	26,527	77,877
Logica PLC	103,643	172,363
Lonmin PLC, ADR (L)	945	11,536
Lookers PLC	17,654	17,432
Low & Bonar PLC	21,034	18,862
M.J. Gleeson Group PLC	8,478	14,252
Management Consulting Group PLC	217	85
Marshalls PLC	1,729	2,426
Marston’s PLC	27,240	44,383
McBride PLC (I)	14,770	28,702
Mears Group PLC	8,289	34,284
Melrose PLC	37,529	219,566
Michael Page International PLC	20,769	122,401

The accompanying notes are an integral part of the financial statements.

132

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
Micro Focus International PLC	24,502	$204,152
Millennium & Copthorne Hotels PLC	13,381	100,505
Mitchells & Butlers PLC (I)	26,386	103,497
Mitie Group PLC	21,404	87,331
Moneysupermarket.com Group PLC	11,551	22,697
Morgan Crucible Company PLC	22,928	100,195
Mothercare PLC (I)	6,928	21,528
MWB Group Holdings PLC (I)	11,618	659
N. Brown Group PLC	16,271	62,440
National Express Group PLC	34,580	116,462
NCC Group, Ltd.	4,560	57,050
Northgate PLC (I)	1,332	4,339
Novae Group PLC	2,664	15,265
Optos PLC (I)	3,748	11,713
Oxford Biomedica PLC (I)	69,824	2,120
Oxford Instruments PLC	3,507	67,469
Pace PLC	26,281	42,842
PayPoint PLC	4,414	48,710
Pendragon PLC (I)	63,903	14,714
Persimmon PLC	26,100	249,752
Petropavlovsk PLC	20,453	146,727
Photo-Me International PLC	24,627	16,293
Premier Farnell PLC	47,494	129,356
Premier Foods PLC (I)(L)	15,810	21,226
Premier Oil PLC (I)	25,504	135,312
Provident Financial PLC	11,386	217,005
Psion PLC	13,365	18,327
Punch Taverns PLC (I)	20,164	2,000
PV Crystalox Solar PLC (I)	29,464	3,594
PZ Cussons PLC	15,640	77,514
Qinetiq PLC	59,423	146,358
Quintain Estates & Development PLC (I)	54,012	32,149
Rathbone Brothers PLC	4,853	94,141
Redrow PLC (I)	28,411	54,082
Renishaw PLC	2,747	60,338
Rentokil Initial PLC	61,337	71,010
Restaurant Group PLC	15,717	72,947
Ricardo PLC	418	2,243
Rightmove PLC	10,769	268,850
RM PLC	10,003	11,995
Rotork PLC	12,265	378,882
RPC Group PLC	19,465	118,395
RPS Group PLC	17,736	58,071
Salamander Energy PLC (I)	13,282	35,620
Savills PLC	12,336	67,607
SDL PLC	14,000	140,823
Senior PLC	19,322	56,857
Shanks Group PLC	46,070	55,364
SIG PLC	20,810	31,596
Smiths News PLC	16,404	24,894
Soco International PLC (I)	16,636	75,726
Southern Cross Healthcare, Ltd. (I)	15,726	1,539
Spectris PLC	10,418	250,565
Spirax-Sarco Engineering PLC	9,576	298,387
Spirent Communications PLC	60,917	153,266
Spirit Pub Company PLC	20,164	16,038
Sportech PLC (I)	11,390	10,219
Sports Direct International PLC (I)	15,902	76,306
St James’s Place PLC	19,153	100,445
St. Modwen Properties PLC	14,271	37,666
Stagecoach Group PLC	24,940	104,184
Sthree PLC	8,144	34,048
STV Group PLC (I)	2,685	3,897
SuperGroup PLC (I)	11	57
Synergy Health PLC	5,377	76,028
TalkTalk Telecom Group PLC	24,348	72,682
Taylor Wimpey PLC	241,540	181,943
Telecity Group PLC (I)	16,984	213,832
Telecom Plus PLC	752	10,041
Thomas Cook Group PLC (L)	5,723	1,346
Topps Tiles PLC	15,591	9,686
Torotrak PLC (I)	2,223	1,248
Travis Perkins PLC	18,315	278,863
Tribal Group PLC	7,453	10,220
Trinity Mirror PLC (I)	6,673	2,851
TT electronics PLC	14,769	35,338
TUI Travel PLC	1,293	3,450
Tullett Prebon PLC	20,558	91,932
UK Coal PLC (I)	28,144	3,881
UK Mail Group PLC	2,825	9,817
Ultra Electronics Holdings PLC	5,588	139,111
Umeco PLC	10,112	86,719
Unite Group PLC	5,851	17,710
UTV Media PLC	14,284	33,585
Vectura Group PLC (I)	29,652	35,692
Victrex PLC	5,831	116,295
Vitec Group PLC	1,430	15,077
Volex Group PLC	2,300	8,974
VP PLC	637	2,683
W.S. Atkins PLC	9,549	103,304
WH Smith PLC	11,284	96,330
William Hill PLC	51,239	227,145
Wilmington Group PLC	8,076	10,942
Wincanton PLC (I)	2,774	1,785
Wolfson Microelectronics PLC (I)	12,200	37,702
WSP Group PLC	7,096	48,080
Xaar PLC	156	554
Xchanging PLC (I)	19,640	31,086
Yell Group PLC (I)(L)	116,656	2,838
Yule Catto & Company PLC	8,486	19,370

		18,594,785
United States - 0.3%
Argonaut Gold, Inc. (I)	6,900	52,050
BNK Petroleum, Inc. (I)	5,141	3,383
Boart Longyear, Ltd.	36,330	108,364
Colfax Corp. (I)	1	29
Golden Star Resources, Ltd. (I)(L)	27,300	31,641
International Minerals Corp. (I)	1,700	8,015
Jaguar Mining, Inc. (I)(L)	7,500	8,766
Molycorp, Inc. (I)	698	15,042
Tethys Petroleum, Ltd. (I)	5,500	3,241
Thompson Creek Metals Company, Inc. (I)(L)	11,493	36,801

		267,332

TOTAL COMMON STOCKS (Cost $110,918,022)		$93,377,644

RIGHTS - 0.0%
Cyprus Popular Bank PCL (Strike Price:
EUR 0.10) (I)(N)	7,736	$0
Deep Yellow Ltd. (Expiration Date: 07/20/2012,
Strike Price: AUD 0.042) (I)	12,693	52
Oak Capital Corp. (Expiration Date:
08/31/2012, Strike Price: JPY 94.00) (I)	600	53
Sacyr Vallehermoso SA (Expiration
Date 07/16/2012) (I)(N)	887	79
Ten Network Holdings (Expiration Date:
07/12/2012, Strike Price: AUD 0.51) (I)	16,477	0

TOTAL RIGHTS (Cost $222)		$184

The accompanying notes are an integral part of the financial statements.

133

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or Principal Amount	Value

WARRANTS - 0.0%
Cheuk Nang Holdings, Ltd. (Expiration
Date: 04/20/2013) (I)(N)	124	14

TOTAL WARRANTS (Cost $13)		$14

SECURITIES LENDING COLLATERAL - 4.0%
John Hancock Collateral
Investment Trust, 0.3542% (W)(Y)	377,069	$3,773,553

TOTAL SECURITIES LENDING
COLLATERAL (Cost $3,773,596)		$3,773,553

SHORT-TERM INVESTMENTS - 0.2%
Money Market Funds - 0.2%
State Street Institutional Liquid Reserves
Fund, 0.2002% (Y)	162,454	162,454

TOTAL SHORT-TERM INVESTMENTS (Cost $162,454)		$162,454

Total Investments (International Small Company Trust)
(Cost $114,854,307) - 103.8%		$97,313,849
Other assets and liabilities, net - (3.8%)		(3,559,533)

TOTAL NET ASSETS - 100.0%		$93,754,316

International Value Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 96.0%
Australia - 0.8%
Billabong International, Ltd. (L)	2,845,721	$3,153,568
Downer EDI, Ltd. (I)	1,353,200	4,362,822

		7,516,390
Austria - 0.6%
Telekom Austria AG	576,221	5,663,893
Belgium - 0.8%
KBC Groep NV (L)	360,513	7,653,273
Brazil - 1.2%
Petroleo Brasileiro SA (Preference A
Shares), ADR (L)	169,500	3,074,730
Vale SA (Preference A Shares), ADR (L)	433,780	8,463,048

		11,537,778
Canada - 1.5%
Suncor Energy, Inc.	271,800	7,859,534
Talisman Energy, Inc.	625,440	7,169,124

		15,028,658
China - 1.5%
China Telecom Corp., Ltd., H Shares	13,736,427	5,989,886
Shanghai Electric Group Company, Ltd.,
H Shares	11,136,000	4,615,114
Trina Solar, Ltd., ADR (I)(L)	731,630	4,653,167

		15,258,167
Denmark - 0.4%
Danske Bank A/S (I)	144,329	2,010,943
Vestas Wind Systems A/S (I)(L)	288,280	1,594,195

		3,605,138
France - 13.6%
AXA SA (L)	1,248,141	16,705,377
BNP Paribas SA	595,546	22,990,327
Carrefour SA (L)	594,210	10,979,743
France Telecom SA (L)	843,243	11,096,780
GDF Suez	174,840	4,171,494
Ipsen SA	181,158	4,494,786
Sanofi	392,333	29,751,024
Societe Generale SA (I)	474,043	11,176,564
Total SA	333,336	15,043,166
Vivendi SA	431,264	8,017,467

		134,426,728
Germany - 6.4%
Deutsche Lufthansa AG	686,720	7,948,936
E.ON AG	460,890	9,927,775
Kloeckner & Company SE (I)(L)	455,830	4,664,876
Merck KGaA	139,160	13,887,033
Muenchener Rueckversicherungs AG	119,887	16,914,834
Siemens AG	116,271	9,773,471

		63,116,925
Hong Kong - 1.7%
China Mobile, Ltd.	817,000	8,989,843
First Pacific Company, Ltd.	2,374,000	2,473,399
Kingboard Chemical Holdings, Ltd.	2,895,000	5,628,969

		17,092,211
India - 1.1%
Reliance Industries, Ltd.	858,497	11,379,768
Ireland - 0.8%
CRH PLC	418,460	8,044,864
Italy - 1.2%
UniCredit SpA (I)	3,190,877	12,091,057
Japan - 4.9%
ITOCHU Corp.	721,260	7,568,658
Mazda Motor Corp. (I)	3,531,000	4,792,833
NKSJ Holdings, Inc.	495,800	10,567,263
Toyota Motor Corp.	354,130	14,273,415
Trend Micro, Inc.	367,100	10,838,243

		48,040,412
Netherlands - 11.4%
Aegon NV	2,675,082	12,460,762
Akzo Nobel NV	203,570	9,575,919
ING Groep NV, ADR (I)	5,634,490	38,014,928
Koninklijke Philips Electronics NV	646,505	12,783,727
Randstad Holdings NV	276,880	8,176,790
Reed Elsevier NV	772,650	8,838,586
Royal Dutch Shell PLC, B Shares	657,396	22,943,259

		112,793,971
Norway - 4.5%
Statoil ASA	858,610	20,531,108
Telenor ASA	1,414,455	23,589,634

		44,120,742
Russia - 1.2%
Gazprom OAO, ADR	1,209,550	11,490,725
Gazprom OAO, ADR (London Exchange)	4,600	43,544

		11,534,269
Singapore - 2.6%
Flextronics International, Ltd. (I)	2,218,370	13,753,894
Singapore Telecommunications, Ltd.	4,721,000	12,344,646

		26,098,540
South Korea - 6.5%
KB Financial Group, Inc., ADR (L)	644,803	21,078,610
KIWOOM Securities Company, Ltd.	100,305	5,376,092
Korea Investment Holdings Company, Ltd.	145,600	4,885,003

The accompanying notes are an integral part of the financial statements.

134

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

International Value Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
South Korea (continued)
POSCO	35,094	$11,205,888
Samsung Electronics Company, Ltd.	20,471	21,703,823

		64,249,416
Spain - 1.2%
Telefonica SA	932,814	12,306,642
Sweden - 0.7%
Telefonaktiebolaget LM Ericsson, B Shares (L)	744,204	6,790,803
Switzerland - 10.4%
Basilea Pharmaceutica	36,130	1,709,662
Credit Suisse Group AG	1,451,692	26,520,638
Lonza Group AG	99,460	4,141,649
Noble Corp.	254,890	8,291,572
Novartis AG	187,480	10,457,624
Roche Holdings AG	118,922	20,529,199
Swiss Re, Ltd.	251,611	15,806,920
UBS AG	1,289,236	15,076,836

		102,534,100
Taiwan - 3.3%
Compal Electronics, Inc.	13,233,334	12,180,863
Compal Electronics, Inc., GDR (S)	2,123	9,715
Siliconware Precision Industries Company	9,912,000	10,307,076
Taiwan Semiconductor
Manufacturing Company, Ltd.	3,527,581	9,655,463

		32,153,117
United Kingdom - 17.7%
Aviva PLC	3,897,310	16,682,371
BAE Systems PLC	2,091,561	9,465,111
BP PLC	1,840,025	12,328,468
Carillion PLC	1,520,420	6,584,108
G4S PLC	2,910,180	12,726,935
GlaxoSmithKline PLC	1,112,124	25,218,354
Hays PLC	7,322,723	8,463,207
Kingfisher PLC	3,202,510	14,480,200
Lloyds Banking Group PLC (I)	17,914,590	8,811,651
Marks & Spencer Group PLC	1,089,640	5,570,556
Premier Foods PLC (I)(L)	630,014	845,823
Rexam PLC	1,713,360	11,334,696
Tesco PLC	4,151,390	20,179,313
Vodafone Group PLC	7,642,088	21,471,485

		174,162,278

TOTAL COMMON STOCKS (Cost $1,147,392,996)		$947,199,140

SECURITIES LENDING COLLATERAL - 5.0%
John Hancock Collateral
Investment Trust, 0.3542% (W)(Y)	4,957,345	49,611,128

TOTAL SECURITIES LENDING
COLLATERAL (Cost $49,609,463)		$49,611,128

SHORT-TERM INVESTMENTS - 3.2%
Time Deposits - 3.2%
Bank of Montreal, 0.080%, 07/03/2012 *	$31,000,000	$31,000,000

TOTAL SHORT-TERM INVESTMENTS (Cost $31,000,000)		$31,000,000

Total Investments (International Value Trust)
(Cost $1,228,002,459) - 104.2%		$1,027,810,268
Other assets and liabilities, net - (4.2%)		(41,419,561)

TOTAL NET ASSETS - 100.0%		$986,390,707

Lifestyle Balanced PS Series

	Shares or Principal Amount	Value

AFFILIATED INVESTMENT COMPANIES - 100.0%
John Hancock Variable Insurance Trust - 100.0%
Alternative - 20.3%
Strategic Allocation, Series NAV
(John Hancock) (1)(A)	2,104,734	$25,277,854
Equity - 30.4%
All Cap Core, Series NAV (QS Investors)	67,518	1,191,687
All Cap Value, Series NAV (Lord Abbett)	186,505	1,538,668
Alpha Opportunities, Series NAV (Wellington)	224,759	2,993,787
Blue Chip Growth, Series NAV (T. Rowe Price)	121,275	2,791,744
Capital Appreciation, Series NAV (Jennison)	196,315	2,169,284
Emerging Markets Value, Series NAV (DFA)	367,683	3,754,046
Equity-Income, Series NAV (T. Rowe Price)	233,721	3,409,986
Fundamental Large Cap Value, Series NAV
(John Hancock) (A)(2)	142,987	1,542,834
Fundamental Value, Series NAV (Davis)	205,408	2,990,735
Growth Equity, Series NAV (Rainier)	127,690	1,556,547
Heritage, Series NAV (American Century)	51,302	619,731
International Core, Series NAV (GMO)	214,409	1,865,359
International Growth Stock,
Series NAV (Invesco)	67,367	879,811
International Opportunities,
Series NAV (Marsico)	113,222	1,242,045
International Value, Series NAV (Franklin)	207,392	2,127,845
Mid Cap Stock, Series NAV (Wellington) (I)	62,183	912,845
Mid Cap Value Equity, Series NAV (Columbia)	51,655	615,722
Mid Value, Series NAV (T. Rowe Price)	80,592	909,883
Small Cap Growth, Series NAV (Wellington)	41,548	431,269
Small Cap Value, Series NAV (Wellington)	27,469	554,317
Small Company Growth,
Series NAV (Invesco) (I)	21,743	367,242
Small Company Value, Series NAV (T.
Rowe Price)	37,155	656,904
Smaller Company Growth, Series NAV
(Frontier/John Hancock (2)(A)/Perimeter) (I)	24,347	431,193
U.S. Equity, Series NAV (GMO)	172,974	2,383,576
Fixed Income - 49.3%
Bond PS, Series NAV (John Hancock) (1)(A)	4,709,311	61,456,513

		124,671,427

TOTAL AFFILIATED INVESTMENT
COMPANIES (Cost $120,432,908)		$124,671,427

Total Investments (Lifestyle Balanced PS Series)
(Cost $120,432,908) - 100.0%		$124,671,427
Other assets and liabilities, net - 0.0%		(28,271)

TOTAL NET ASSETS - 100.0%		$124,643,156

Lifestyle Conservative PS Series

	Shares or Principal Amount	Value

AFFILIATED INVESTMENT COMPANIES - 100.1%
John Hancock Variable Insurance Trust - 100.1%
Alternative - 8.2%
Strategic Allocation, Series NAV
(John Hancock) (1)(A)	305,636	$3,670,690
Equity - 12.4%
U.S. Equity, Series NAV (GMO)	41,081	566,100
Small Cap Value, Series NAV (Wellington)	10,237	206,582
Small Cap Growth, Series NAV (Wellington)	17,713	183,865
Mid Value, Series NAV (T. Rowe Price)	18,390	207,627

The accompanying notes are an integral part of the financial statements.

135

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Lifestyle Conservative PS Series (continued)

	Shares or Principal Amount	Value

AFFILIATED INVESTMENT COMPANIES (continued)
Equity (continued)
Mid Cap Stock, Series NAV (Wellington) (I)	14,074	$206,606
International Value, Series NAV (Franklin)	51,973	533,240
International Opportunities,
Series NAV (Marsico)	20,920	229,490
International Core, Series NAV (GMO)	58,419	508,243
Fundamental Value, Series NAV (Davis)	47,216	687,458
Equity-Income, Series NAV (T. Rowe Price)	73,865	1,077,694
Blue Chip Growth, Series NAV (T. Rowe Price)	47,447	1,092,222
Fixed Income - 79.5%
Bond PS, Series NAV (John Hancock) (1)(A)	2,710,434	35,371,167

TOTAL AFFILIATED INVESTMENT
COMPANIES (Cost $43,318,519)		$44,540,984

Total Investments (Lifestyle Conservative PS Series)
(Cost $43,318,519) - 100.1%		$44,540,984
Other assets and liabilities, net - (0.1%)		(25,352)

TOTAL NET ASSETS - 100.0%		$44,515,632

Lifestyle Growth PS Series

	Shares or Principal Amount	Value

AFFILIATED INVESTMENT COMPANIES - 100.0%
John Hancock Variable Insurance Trust (G) - 100.0%
Equity - 42.3%
All Cap Core, Series NAV (QS Investors)	72,525	$1,280,061
All Cap Value, Series NAV (Lord Abbett)	268,715	2,216,896
Alpha Opportunities, Series NAV (Wellington)	339,740	4,525,337
Blue Chip Growth, Series NAV (T. Rowe Price)	177,525	4,086,618
Capital Appreciation, Series NAV (Jennison)	304,807	3,368,121
Emerging Markets Value, Series NAV (DFA)	534,918	5,461,513
Equity-Income, Series NAV (T. Rowe Price)	389,481	5,682,522
Fundamental Large Cap Value, Series NAV
(John Hancock) (2)(A)	206,015	2,222,897
Fundamental Value, Series NAV (Davis)	310,489	4,520,724
Growth Equity, Series NAV (Rainier)	222,016	2,706,373
Heritage, Series NAV (American Century)	55,693	672,771
International Core, Series NAV (GMO)	322,137	2,802,595
International Growth Stock,
Series NAV (Invesco)	92,073	1,202,478
International Opportunities,
Series NAV (Marsico)	198,165	2,173,867
International Value, Series NAV (Franklin)	314,657	3,228,378
Mid Cap Stock, Series NAV (Wellington) (I)	86,256	1,266,242
Mid Cap Value Equity, Series NAV (Columbia)	56,075	668,419
Mid Value, Series NAV (T. Rowe Price)	111,443	1,258,188
Small Cap Growth, Series NAV (Wellington)	58,370	605,880
Small Cap Opportunities,
Series NAV (DFA/Invesco)	39,486	784,590
Small Cap Value, Series NAV (Wellington)	33,195	669,876
Small Company Growth,
Series NAV (Invesco) (I)	31,743	536,146
Small Company Value, Series NAV (T.
Rowe Price)	57,393	1,014,707
Smaller Company Growth, Series NAV
(Frontier/John Hancock (2)(A)/Perimeter) (I)	30,318	536,935
U.S. Equity, Series NAV (GMO)	302,421	4,167,362
Fixed Income - 29.5%
Bond PS, Series NAV (John Hancock) (1)(A)	3,080,031	40,194,410
Alternative - 28.2%
Strategic Allocation, Series NAV
(John Hancock) (1)(A)	3,198,819	38,417,818

TOTAL AFFILIATED INVESTMENT
COMPANIES (Cost $130,340,760)		$136,271,724

Total Investments (Lifestyle Growth PS Series)
(Cost $130,340,760) - 100.0%		$136,271,724
Other assets and liabilities, net - 0.0%		(29,395)

TOTAL NET ASSETS - 100.0%		$136,242,329

Lifestyle Moderate PS Series

	Shares or Principal Amount	Value

AFFILIATED INVESTMENT COMPANIES - 100.0%
John Hancock Variable Insurance Trust - 100.0%
Alternative - 16.2%
Strategic Allocation, Series NAV
(John Hancock) (1)(A)	822,526	$9,878,538
Equity - 24.4%
All Cap Value, Series NAV (Lord Abbett)	72,850	601,013
Alpha Opportunities, Series NAV (Wellington)	92,558	1,232,875
Blue Chip Growth, Series NAV (T. Rowe Price)	73,642	1,695,245
Capital Appreciation, Series NAV (Jennison)	125,321	1,384,800
Equity-Income, Series NAV (T. Rowe Price)	129,284	1,886,251
Fundamental Large Cap Value, Series NAV
(John Hancock) (A)(2)	55,887	603,019
Fundamental Value, Series NAV (Davis)	84,837	1,235,222
International Core, Series NAV (GMO)	125,267	1,089,820
International Growth Stock,
Series NAV (Invesco)	35,563	464,452
International Opportunities,
Series NAV (Marsico)	56,380	618,483
International Value, Series NAV (Franklin)	122,040	1,252,127
Mid Cap Stock, Series NAV (Wellington) (I)	37,931	556,831
Mid Value, Series NAV (T. Rowe Price)	49,538	559,281
Small Cap Growth, Series NAV (Wellington)	17,890	185,698
Small Cap Value, Series NAV (Wellington)	12,279	247,799
Small Company Growth,
Series NAV (Invesco) (I)	9,179	155,038
Small Company Value, Series NAV (T.
Rowe Price)	15,811	279,541
Smaller Company Growth, Series NAV
(Frontier/John Hancock (2)(A)/Perimeter) (I)	10,528	186,457
U.S. Equity, Series NAV (GMO)	44,427	612,198
Fixed Income - 59.4%
Bond PS, Series NAV (John Hancock) (1)(A)	2,764,797	36,080,603

TOTAL AFFILIATED INVESTMENT
COMPANIES (Cost $58,727,187)		$60,805,291

Total Investments (Lifestyle Moderate PS Series)
(Cost $58,727,187) - 100.0%		$60,805,291
Other assets and liabilities, net - 0.0%		(28,076)

TOTAL NET ASSETS - 100.0%		$60,777,215

The accompanying notes are an integral part of the financial statements.

136

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Mid Cap Stock Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 91.4%
Consumer Discretionary - 23.3%
Auto Components - 1.5%
Allison Transmission Holdings, Inc.	12,100	$212,476
Tenneco, Inc. (I)	272,610	7,311,400
WABCO Holdings, Inc. (I)	67,893	3,593,576

		11,117,452
Diversified Consumer Services - 0.6%
Sotheby’s (L)	130,340	4,348,142
Hotels, Restaurants & Leisure - 2.8%
Buffalo Wild Wings, Inc. (I)	66,676	5,776,809
Burger King Worldwide, Inc. (I)(L)	439,752	6,583,088
Life Time Fitness, Inc. (I)	8,200	381,382
The Cheesecake Factory, Inc. (I)	261,640	8,362,014

		21,103,293
Household Durables - 2.3%
D.R. Horton, Inc. (L)	130,520	2,398,958
Jarden Corp.	195,624	8,220,120
Lennar Corp., Class A (L)	130,670	4,039,010
PulteGroup, Inc. (I)	227,410	2,433,287
☺
		17,091,375
Internet & Catalog Retail - 3.6%
HomeAway, Inc. (I)(L)	297,170	6,460,476
Shutterfly, Inc. (I)(L)	253,313	7,774,176
TripAdvisor, Inc. (I)(L)	277,650	12,408,179

		26,642,831
Leisure Equipment & Products - 0.5%
Brunswick Corp. (L)	155,490	3,454,988
Media - 1.6%
DreamWorks Animation SKG, Inc. (I)(L)	283,624	5,405,873
Pandora Media Incpandora Media Inc (I)	41,400	450,018
Sirius XM Radio, Inc. (I)(L)	3,401,460	6,292,701

		12,148,592
Specialty Retail - 5.9%
DSW, Inc., Class A	120,100	6,533,440
Express, Inc. (I)	397,450	7,221,667
GNC Holdings, Inc., Class A	288,230	11,298,616
Hibbett Sports, Inc. (I)(L)	114,956	6,634,111
The Children’s Place Retail Stores, Inc. (I)	115,192	5,740,017
Urban Outfitters, Inc. (I)	213,220	5,882,740

		43,310,591
Textiles, Apparel & Luxury Goods - 4.5%
Deckers Outdoor Corp. (I)(L)	139,550	6,141,596
Hanesbrands, Inc. (I)(L)	410,550	11,384,552
PVH Corp.	108,820	8,465,108
Samsonite International SA	4,331,400	7,321,288

		33,312,544

		172,529,808
Energy - 6.1%
Energy Equipment & Services - 0.9%
Ensco PLC	137,680	6,466,830
Oil, Gas & Consumable Fuels - 5.2%
Cabot Oil & Gas Corp.	281,130	11,076,522
Cobalt International Energy, Inc. (I)	187,550	4,407,425
Newfield Exploration Company (I)	122,860	3,601,027
Pioneer Natural Resources Company	53,260	4,698,065
Southwestern Energy Company (I)(L)	272,560	8,702,841
Whiting Petroleum Corp. (I)(L)	148,700	6,114,544

		38,600,424

		45,067,254
Financials - 3.6%
Capital Markets - 1.0%
Invesco, Ltd.	332,340	7,510,884
Commercial Banks - 1.5%
M&T Bank Corp. (L)	83,360	6,883,035
Regions Financial Corp.	563,900	3,806,325

		10,689,360
Real Estate Investment Trusts - 1.1%
Host Hotels & Resorts, Inc. (L)	510,880	8,082,122

		26,282,366
Health Care - 15.9%
Biotechnology - 1.3%
Amylin Pharmaceuticals, Inc. (I)	106,053	2,993,876
Arena Pharmaceuticals, Inc. (I)(L)	254,110	2,536,018
Onyx Pharmaceuticals, Inc. (I)	42,700	2,837,415
Regeneron Pharmaceuticals, Inc. (I)(L)	12,270	1,401,479

		9,768,788
Health Care Equipment & Supplies - 6.6%
Edwards Lifesciences Corp. (I)	186,140	19,228,262
HeartWare International, Inc. (I)(L)	111,330	9,886,104
Hologic, Inc. (I)	745,550	13,449,722
Intuitive Surgical, Inc. (I)	10,430	5,776,030

		48,340,118
Health Care Technology - 2.3%
Catamaran Corp. (I)(L)	167,850	16,652,399
Life Sciences Tools & Services - 2.8%
Agilent Technologies, Inc.	252,190	9,895,936
PAREXEL International Corp. (I)	272,400	7,689,852
Waters Corp. (I)	41,860	3,326,614

		20,912,402
Pharmaceuticals - 2.9%
Auxilium Pharmaceuticals, Inc. (I)	197,460	5,309,699
Forest Laboratories, Inc. (I)	77,700	2,718,723
Salix Pharmaceuticals, Ltd. (I)	92,790	5,051,488
Watson Pharmaceuticals, Inc. (I)	116,150	8,593,939

		21,673,849

		117,347,556
Industrials - 13.8%
Aerospace & Defense - 0.9%
DigitalGlobe, Inc. (I)	469,380	7,115,801
Air Freight & Logistics - 2.4%
C.H. Robinson Worldwide, Inc.	129,500	7,579,635
Expeditors International of Washington, Inc.	256,130	9,925,038

		17,504,673
Airlines - 1.0%
Spirit Airlines, Inc. (I)	367,086	7,143,494
Construction & Engineering - 0.7%
Fluor Corp.	109,230	5,389,408
Electrical Equipment - 1.4%
Polypore International, Inc. (I)(L)	253,360	10,233,210
Machinery - 3.2%
Colfax Corp. (I)	247,570	6,825,505
Flowserve Corp.	69,370	7,960,208

The accompanying notes are an integral part of the financial statements.

137

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Mid Cap Stock Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Machinery (continued)
Pall Corp. (L)	164,940	$9,040,361

		23,826,074
Professional Services - 2.8%
Capita PLC	864,264	8,886,971
IHS, Inc., Class A (I)	107,838	11,617,388

		20,504,359
Road & Rail - 0.8%
Localiza Rent a Car SA	402,300	6,079,066
Trading Companies & Distributors - 0.6%
United Rentals, Inc. (I)	123,910	4,217,896

		102,013,981
Information Technology - 25.9%
Communications Equipment - 1.3%
Finisar Corp. (I)(L)	413,130	6,180,425
Juniper Networks, Inc. (I)	205,260	3,347,791

		9,528,216
Electronic Equipment, Instruments & Components - 3.1%
Jabil Circuit, Inc.	366,810	7,457,247
Trimble Navigation, Ltd. (I)	233,162	10,727,784
Universal Display Corp. (I)(L)	125,830	4,522,330

		22,707,361
Internet Software & Services - 5.2%
CoStar Group, Inc. (I)	38,400	3,118,080
Equinix, Inc. (I)(L)	86,870	15,258,716
IAC/InterActiveCorp	198,150	9,035,640
LinkedIn Corp., Class A (I)(L)	101,800	10,818,286

		38,230,722
IT Services - 3.6%
Gartner, Inc. (I)	166,729	7,177,683
Genpact, Ltd. (I)	328,110	5,456,469
Teradata Corp. (I)	76,981	5,543,402
VeriFone Systems, Inc. (I)(L)	266,650	8,823,449

		27,001,003
Semiconductors & Semiconductor Equipment - 2.6%
Cypress Semiconductor Corp.	478,270	6,322,729
Skyworks Solutions, Inc. (I)	462,630	12,662,183

		18,984,912
Software - 10.1%
Activision Blizzard, Inc. (L)	630,740	7,562,573
BroadSoft, Inc. (I)(L)	70,455	2,040,377
Cadence Design Systems, Inc. (I)(L)	1,193,980	13,121,840
Concur Technologies, Inc. (I)(L)	185,750	12,649,575
Jive Software, Inc. (I)(L)	305,433	6,411,038
MicroStrategy, Inc., Class A (I)	29,140	3,784,120
Salesforce.com, Inc. (I)(L)	90,590	12,524,973
Solera Holdings, Inc.	209,440	8,752,497
Splunk, Inc. (I)(L)	70,200	1,972,620
TIBCO Software, Inc. (I)	209,230	6,260,161

		75,079,774

		191,531,988
Materials - 2.8%
Chemicals - 0.8%
Methanex Corp.	221,910	6,177,973
Containers & Packaging - 2.0%
Ball Corp.	177,590	7,290,069
Crown Holdings, Inc. (I)	214,990	7,415,004

		14,705,073

		20,883,046

TOTAL COMMON STOCKS (Cost $618,613,900)		$675,655,999

INVESTMENT COMPANIES - 1.5%
Investment Companies - 1.5%
SPDR S&P Midcap 400 ETF Trust (L)	64,240	11,004,312

TOTAL INVESTMENT COMPANIES (Cost $10,783,857)		$11,004,312

SECURITIES LENDING COLLATERAL - 24.5%
John Hancock Collateral
Investment Trust, 0.3542% (W)(Y)	18,085,662	180,994,070

TOTAL SECURITIES LENDING
COLLATERAL (Cost $180,993,174)		$180,994,070

SHORT-TERM INVESTMENTS - 6.1%
Repurchase Agreement - 6.1%
Deutsche Bank Tri-Party Repurchase
Agreement dated 06/29/2012 at 0.200% to
be repurchased at $45,000,750 on
07/02/2012, collateralized by $42,743,030
Government National Mortgage Association,
3.00%-5.00% due 12/20/2026-10/20/2040
(valued at $45,900,001, including interest)	$45,000,000	$45,000,000

TOTAL SHORT-TERM INVESTMENTS (Cost $45,000,000)		$45,000,000

Total Investments (Mid Cap Stock Trust)
(Cost $855,390,931) - 123.5%		$912,654,381
Other assets and liabilities, net - (23.5%)		(173,927,805)

TOTAL NET ASSETS - 100.0%		$738,726,576

Mid Cap Value Equity Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 96.9%
Consumer Discretionary - 11.3%
Auto Components - 1.8%
TRW Automotive Holdings Corp. (I)	35,716	$1,312,920
Visteon Corp. (I)	26,802	1,005,075

		2,317,995
Automobiles - 0.6%
Ford Motor Company	78,692	754,656
Diversified Consumer Services - 0.6%
Apollo Group, Inc., Class A (I)	7,975	288,615
Capella Education Company (I)	7,768	270,016
ITT Educational Services, Inc. (I)(L)	4,858	295,124

		853,755
Hotels, Restaurants & Leisure - 1.8%
Darden Restaurants, Inc.	6,907	349,701
Penn National Gaming, Inc. (I)	33,602	1,498,313
Royal Caribbean Cruises, Ltd.	21,633	563,107

		2,411,121
Household Durables - 0.5%
Newell Rubbermaid, Inc.	37,939	688,213

The accompanying notes are an integral part of the financial statements.

138

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Mid Cap Value Equity Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Internet & Catalog Retail - 0.7%
Liberty Interactive Corp., Series A (I)	49,978	$889,109
Leisure Equipment & Products - 0.5%
Hasbro, Inc. (L)	19,430	658,094
Media - 3.4%
DISH Network Corp.	31,733	905,977
Liberty Media Corp. - Liberty
Capital, Series A (I)	8,186	719,631
National CineMedia, Inc.	60,377	915,919
Regal Entertainment Group (L)	47,055	647,477
The Interpublic Group of Companies, Inc.	36,545	396,513
Virgin Media, Inc. (L)	39,873	972,502

		4,558,019
Multiline Retail - 1.4%
Macy’s, Inc.	52,769	1,812,615

		14,943,577
Consumer Staples - 6.7%
Food Products - 4.1%
DE Master Blenders 1753 NV (I)	69,535	784,049
Dean Foods Company (I)	59,928	1,020,574
Hillshire Brands Company	13,907	403,164
Post Holdings, Inc. (I)	26,179	805,004
Ralcorp Holdings, Inc. (I)	31,331	2,091,031
The Hershey Company	4,817	346,969

		5,450,791
Tobacco - 2.6%
Lorillard, Inc.	26,518	3,499,050

		8,949,841
Energy - 8.0%
Energy Equipment & Services - 2.4%
C&J Energy Services, Inc. (I)(L)	24,493	453,121
McDermott International, Inc. (I)	28,981	322,848
Nabors Industries, Ltd. (I)	59,919	862,834
Noble Corp. (I)	49,917	1,623,800

		3,262,603
Oil, Gas & Consumable Fuels - 5.6%
Enbridge, Inc.	89,531	3,574,078
Kinder Morgan, Inc.	16,714	538,519
Pioneer Natural Resources Company	6,331	558,458
QEP Resources, Inc.	29,436	882,197
SM Energy Company	11,521	565,796
Whiting Petroleum Corp. (I)	31,370	1,289,934

		7,408,982

		10,671,585
Financials - 19.4%
Capital Markets - 2.1%
Invesco, Ltd.	96,342	2,177,329
Lazard, Ltd., Class A	20,853	541,969

		2,719,298
Commercial Banks - 7.6%
CIT Group, Inc. (I)	126,625	4,512,915
Comerica, Inc.	43,402	1,332,875
Fifth Third Bancorp	98,243	1,316,456
Huntington Bancshares, Inc.	184,042	1,177,869
M&T Bank Corp. (L)	9,924	819,425
SunTrust Banks, Inc.	15,118	366,309
TCF Financial Corp. (L)	51,804	594,710

		10,120,559
Diversified Financial Services - 0.3%
PICO Holdings, Inc. (I)	17,493	392,018
Insurance - 6.2%
Axis Capital Holdings, Ltd.	23,795	774,527
Everest Re Group, Ltd.	16,245	1,681,195
Lincoln National Corp. (L)	70,991	1,552,573
PartnerRe, Ltd.	7,325	554,283
Validus Holdings, Ltd.	32,272	1,033,672
XL Group PLC	125,713	2,645,002

		8,241,252
Real Estate Investment Trusts - 3.2%
Boston Properties, Inc.	3,435	372,251
Digital Realty Trust, Inc.	6,138	460,780
Douglas Emmett, Inc.	19,629	453,430
Equity Lifestyle Properties, Inc.	5,865	404,509
Equity Residential	10,381	647,359
Hospitality Properties Trust	15,869	393,075
Rayonier, Inc. (L)	24,789	1,113,026
Taubman Centers, Inc.	5,940	458,330

		4,302,760

		25,775,887
Health Care - 9.9%
Health Care Equipment & Supplies - 2.4%
Teleflex, Inc.	24,968	1,520,801
Zimmer Holdings, Inc. (L)	27,248	1,753,681

		3,274,482
Health Care Providers & Services - 2.3%
Cigna Corp.	41,721	1,835,724
Humana, Inc.	15,763	1,220,687

		3,056,411
Life Sciences Tools & Services - 1.3%
Agilent Technologies, Inc.	42,876	1,682,454
Pharmaceuticals - 3.9%
Mylan, Inc. (I)	105,014	2,244,149
Watson Pharmaceuticals, Inc. (I)	39,607	2,930,522

		5,174,671

		13,188,018
Industrials - 15.8%
Aerospace & Defense - 1.0%
Embraer SA, ADR	17,402	461,675
L-3 Communications Holdings, Inc.	4,919	364,055
Raytheon Company	7,891	446,552

		1,272,282
Airlines - 1.6%
Delta Air Lines, Inc. (I)	63,148	691,471
United Continental Holdings, Inc. (I)(L)	36,628	891,159
US Airways Group, Inc. (I)(L)	44,010	586,653

		2,169,283
Building Products - 1.2%
AO Smith Corp.	32,493	1,588,583
Construction & Engineering - 1.8%
Chicago Bridge & Iron Company NV	32,987	1,252,187
Jacobs Engineering Group, Inc. (I)	15,381	582,325
KBR, Inc.	22,421	554,023

		2,388,535
Electrical Equipment - 4.1%
Cooper Industries PLC	67,758	4,619,740

The accompanying notes are an integral part of the financial statements.

139

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Mid Cap Value Equity Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Electrical Equipment (continued)
Rockwell Automation, Inc. (L)	13,364	$882,826

		5,502,566
Machinery - 2.2%
AGCO Corp. (I)	18,262	835,121
Eaton Corp.	17,083	676,999
Parker Hannifin Corp.	18,274	1,404,905

		2,917,025
Road & Rail - 3.9%
Con-way, Inc.	15,672	565,916
J.B. Hunt Transport Services, Inc. (L)	29,305	1,746,578
Kansas City Southern	30,465	2,119,145
Werner Enterprises, Inc. (L)	30,408	726,447

		5,158,086

		20,996,360
Information Technology - 7.1%
Computers & Peripherals - 1.0%
Diebold, Inc.	20,658	762,487
NCR Corp. (I)	26,264	596,981

		1,359,468
Electronic Equipment, Instruments & Components - 2.1%
Amphenol Corp., Class A (L)	22,349	1,227,407
Avnet, Inc. (I)	48,943	1,510,381

		2,737,788
IT Services - 0.7%
Amdocs, Ltd. (I)	30,828	916,208
Semiconductors & Semiconductor Equipment - 3.3%
Advanced Micro Devices, Inc. (I)(L)	98,234	562,881
LSI Corp. (I)	254,738	1,622,681
Microchip Technology, Inc. (L)	47,132	1,559,127
ON Semiconductor Corp. (I)	96,734	686,811

		4,431,500

		9,444,964
Materials - 7.8%
Chemicals - 5.1%
Agrium, Inc.	3,488	308,583
Eastman Chemical Company (L)	71,342	3,593,497
PPG Industries, Inc.	27,513	2,919,680

		6,821,760
Containers & Packaging - 0.3%
Rock-Tenn Company, Class A	7,974	434,982
Metals & Mining - 1.4%
Allegheny Technologies, Inc.	7,189	229,257
Freeport-McMoRan Copper & Gold, Inc.	7,915	269,664
Nucor Corp.	35,328	1,338,931

		1,837,852
Paper & Forest Products - 1.0%
Domtar Corp.	11,362	871,579
International Paper Company	13,630	394,043

		1,265,622

		10,360,216
Telecommunication Services - 1.3%
Diversified Telecommunication Services - 1.3%
CenturyLink, Inc.	43,145	1,703,797
Utilities - 9.6%
Electric Utilities - 3.3%
Entergy Corp.	16,024	1,087,869
NV Energy, Inc.	37,989	667,847
Pepco Holdings, Inc. (L)	39,460	772,232
Pinnacle West Capital Corp.	25,795	1,334,633
Xcel Energy, Inc.	19,636	557,859

		4,420,440
Gas Utilities - 0.4%
Questar Corp. (L)	27,387	571,293
Multi-Utilities - 5.9%
Ameren Corp.	18,970	636,254
CenterPoint Energy, Inc.	74,812	1,546,365
DTE Energy Company	30,436	1,805,768
Sempra Energy	25,649	1,766,703
Wisconsin Energy Corp. (L)	51,981	2,056,888

		7,811,978

		12,803,711

TOTAL COMMON STOCKS (Cost $114,223,119)		$128,837,956

CONVERTIBLE BONDS - 0.2%
Materials - 0.2%
Construction Materials - 0.2%
Cemex SAB de CV 3.750%, 03/15/2018	$233,000	$194,846

TOTAL CONVERTIBLE BONDS (Cost $233,000)		$194,846

WARRANTS - 0.0%
Energy - 0.0%
Kinder Morgan, Inc. (Expiration Date:
05/25/2017; Strike Price: $40.00) (I)	24,669	53,286

TOTAL WARRANTS (Cost $42,615)		$53,286

SECURITIES LENDING COLLATERAL - 12.4%
John Hancock Collateral
Investment Trust, 0.3542% (W)(Y)	1,648,592	16,498,447

TOTAL SECURITIES LENDING
COLLATERAL (Cost $16,498,286)		$16,498,447

SHORT-TERM INVESTMENTS - 4.5%
Commercial Paper - 4.4%
Bank of Nova Scotia 0.090%, 07/02/2012 *	$5,800,000	$5,799,986
Repurchase Agreement - 0.1%
Repurchase Agreement with State Street Corp.
dated 06/29/2012 at 0.010% to be
repurchased at $144,000 on 07/02/2012,
collateralized by $150,000 U.S. Treasury
Bill, 0.010% due 06/27/2013 (valued at
$149,700, including interest)	144,000	144,000

TOTAL SHORT-TERM INVESTMENTS (Cost $5,943,986)		$5,943,986

Total Investments (Mid Cap Value Equity Trust)
(Cost $136,941,006) - 114.0%		$151,528,521
Other assets and liabilities, net - (14.0%)		(18,567,747)

TOTAL NET ASSETS - 100.0%		$132,960,774

The accompanying notes are an integral part of the financial statements.

140

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Mid Value Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 93.0%
Consumer Discretionary - 11.8%
Auto Components - 0.4%
Visteon Corp. (I)	84,900	$3,183,749
Diversified Consumer Services - 1.2%
Career Education Corp. (I)(L)	89,000	595,410
H&R Block, Inc.	99,400	1,588,412
Strayer Education, Inc. (L)	40,500	4,415,310
Weight Watchers International, Inc. (L)	37,748	1,946,287

		8,545,419
Hotels, Restaurants & Leisure - 1.3%
International Game Technology	412,400	6,495,300
WMS Industries, Inc. (I)	162,900	3,249,855

		9,745,155
Leisure Equipment & Products - 1.7%
Hasbro, Inc. (L)	61,900	2,096,553
Mattel, Inc. (L)	246,900	8,009,436
Sankyo Company, Ltd.	55,200	2,693,221

		12,799,210
Media - 5.1%
Cablevision Systems Corp., Class A (L)	318,800	4,236,852
Charter Communications, Inc., Class A (I)	130,900	9,276,883
DISH Network Corp.	189,700	5,415,935
DreamWorks Animation SKG, Inc. (I)(L)	375,000	7,147,500
Meredith Corp. (L)	88,181	2,816,501
Scholastic Corp. (L)	74,524	2,098,596
The Washington Post Company, Class B (L)	17,900	6,691,378

		37,683,645
Multiline Retail - 0.3%
J.C. Penney Company, Inc. (I)(L)	80,900	1,885,779
Specialty Retail - 1.8%
CarMax, Inc. (I)(L)	99,600	2,583,624
The Gap, Inc. (L)	407,900	11,160,144

		13,743,768

		87,586,725
Consumer Staples - 9.6%
Beverages - 1.4%
Beam, Inc.	110,600	6,911,394
Brown-Forman Corp., Class B	35,800	3,467,230

		10,378,624
Food & Staples Retailing - 2.9%
Sysco Corp. (L)	321,500	9,583,915
The Kroger Company	499,600	11,585,724

		21,169,639
Food Products - 3.7%
Campbell Soup Company (L)	155,700	5,197,266
Flowers Foods, Inc. (L)	298,800	6,941,124
Kellogg Company	142,900	7,049,257
McCormick & Company, Inc., Non
Voting Shares (L)	87,100	5,282,615
Tootsie Roll Industries, Inc. (L)	133,010	3,173,619

		27,643,881
Household Products - 0.7%
Clorox Company (L)	76,600	5,550,436
Personal Products - 0.9%
Avon Products, Inc.	412,200	6,681,762

		71,424,342
Energy - 8.4%
Energy Equipment & Services - 0.9%
Exterran Holdings, Inc. (I)(L)	527,922	6,731,006
Oil, Gas & Consumable Fuels - 7.5%
CONSOL Energy, Inc. (L)	123,100	3,722,544
EQT Corp.	6,000	321,780
Hess Corp.	231,600	10,063,020
Murphy Oil Corp.	200,400	10,078,116
Nexen, Inc.	880,700	14,875,023
QEP Resources, Inc.	352,400	10,561,428
Valero Energy Corp.	243,100	5,870,865

		55,492,776

		62,223,782
Financials - 26.9%
Capital Markets - 6.6%
E*TRADE Financial Corp. (I)	1,179,544	9,483,534
Federated Investors, Inc., Class B (L)	42,000	917,700
Greenhill & Company, Inc. (L)	78,309	2,791,716
Janus Capital Group, Inc. (L)	750,100	5,865,782
Lazard, Ltd., Class A	273,400	7,105,666
Legg Mason, Inc.	224,200	5,912,154
Northern Trust Corp.	367,100	16,893,942

		48,970,494
Commercial Banks - 5.0%
CIT Group, Inc. (I)	377,900	13,468,356
Commerce Bancshares, Inc. (L)	75,922	2,877,444
First Horizon National Corp. (L)	516,349	4,466,419
M&T Bank Corp. (L)	46,600	3,847,762
SunTrust Banks, Inc.	245,000	5,936,350
Westamerica Bancorp. (L)	136,600	6,446,154

		37,042,485
Insurance - 9.2%
Assured Guaranty, Ltd.	72,593	1,023,561
Axis Capital Holdings, Ltd.	70,600	2,298,030
CNA Financial Corp.	81,600	2,261,952
Fidelity National Financial, Inc., Class A	504,000	9,707,040
First American Financial Corp.	596,000	10,108,160
Kemper Corp.	182,102	5,599,637
Loews Corp.	183,700	7,515,167
Marsh & McLennan Companies, Inc. (L)	328,000	10,571,440
OneBeacon Insurance Group, Ltd. (L)	75,400	981,708
The Progressive Corp.	343,100	7,146,773
White Mountains Insurance Group, Ltd.	21,700	11,321,975

		68,535,443
Real Estate Investment Trusts - 3.9%
Cousins Properties, Inc.	322,887	2,502,374
General Growth Properties, Inc.	295,029	5,337,075
Prologis, Inc.	136,276	4,528,451
Weingarten Realty Investors (L)	143,300	3,774,522
Weyerhaeuser Company	553,836	12,383,773

		28,526,195
Real Estate Management & Development - 1.1%
Forest City Enterprises, Inc., Class A (I)(L)	178,300	2,603,180
The Howard Hughes Corp. (I)	34,000	2,095,760
The St. Joe Company (I)(L)	221,200	3,497,172

		8,196,112
Thrifts & Mortgage Finance - 1.1%
BankUnited, Inc.	137,500	3,242,250

The accompanying notes are an integral part of the financial statements.

141

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Mid Value Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Thrifts & Mortgage Finance (continued)
Capitol Federal Financial, Inc.	416,998	$4,953,936

		8,196,186

		199,466,915
Health Care - 6.7%
Biotechnology - 0.1%
Dendreon Corp. (I)(L)	104,400	772,560
Health Care Equipment & Supplies - 0.8%
STERIS Corp.	4,300	134,891
Wright Medical Group, Inc. (I)(L)	178,900	3,819,515
Zimmer Holdings, Inc. (L)	37,900	2,439,244

		6,393,650
Health Care Providers & Services - 3.7%
HealthSouth Corp. (I)(L)	411,370	9,568,466
Kindred Healthcare, Inc. (I)(L)	237,300	2,332,659
Quest Diagnostics, Inc.	122,800	7,355,720
Select Medical Holdings Corp. (I)(L)	371,600	3,756,876
Tenet Healthcare Corp. (I)	815,400	4,272,696

		27,286,417
Pharmaceuticals - 2.1%
Forest Laboratories, Inc. (I)	151,100	5,286,989
Hospira, Inc. (I)(L)	292,700	10,238,646

		15,525,635

		49,978,262
Industrials - 8.7%
Aerospace & Defense - 3.2%
Raytheon Company (L)	153,900	8,709,201
Textron, Inc. (L)	605,300	15,053,811

		23,763,012
Airlines - 1.9%
Delta Air Lines, Inc. (I)	89,800	983,310
Southwest Airlines Company	1,438,400	13,262,048

		14,245,358
Building Products - 0.1%
Fortune Brands Home & Security, Inc. (I)	41,275	919,194
Commercial Services & Supplies - 1.1%
ACCO Brands Corp. (I)(L)	45,818	473,758
Cintas Corp. (L)	194,200	7,498,062

		7,971,820
Electrical Equipment - 0.5%
The Babcock & Wilcox Company (I)	156,104	3,824,548
Machinery - 0.8%
Ingersoll-Rand PLC	148,500	6,263,730
Professional Services - 1.1%
Manpower, Inc.	214,000	7,843,100

		64,830,762
Information Technology - 5.7%
Communications Equipment - 0.3%
Nokia OYJ, ADR (L)	314,400	650,808
Tellabs, Inc.	410,900	1,368,297

		2,019,105
Electronic Equipment, Instruments & Components - 1.4%
AVX Corp.	252,900	2,703,501
Molex, Inc., Class A	381,000	7,707,630

		10,411,131
IT Services - 2.7%
Automatic Data Processing, Inc.	10,800	601,128
CoreLogic, Inc. (I)	490,900	8,988,379
Lender Processing Services, Inc.	309,800	7,831,744
Paychex, Inc. (L)	70,500	2,214,405
SAIC, Inc. (L)	43,300	524,796

		20,160,452
Semiconductors & Semiconductor Equipment - 1.1%
ASML Holding NV (L)	74,683	3,840,200
Marvell Technology Group, Ltd.	215,300	2,428,584
NVIDIA Corp. (I)	129,500	1,789,690
		8,058,474

Software - 0.2%
Electronic Arts, Inc. (I)(L)	117,900	1,456,065

		42,105,227
Materials - 6.8%
Chemicals - 1.8%
Ecolab, Inc.	60,032	4,113,993
International Flavors & Fragrances, Inc. (L)	106,400	5,830,720
The Scotts Miracle-Gro Company, Class A (L)	82,900	3,408,848

		13,353,561
Construction Materials - 1.2%
Vulcan Materials Company (L)	228,307	9,066,071
Containers & Packaging - 0.9%
Packaging Corp. of America	251,100	7,091,064
Metals & Mining - 2.1%
Agnico Eagle Mines, Ltd. (L)	98,400	3,981,264
AngloGold Ashanti, Ltd., ADR (L)	238,600	8,193,524
Franco-Nevada Corp. (L)	70,200	3,174,549

		15,349,337
Paper & Forest Products - 0.8%
MeadWestvaco Corp.	202,100	5,810,375

		50,670,408
Telecommunication Services - 1.0%
Wireless Telecommunication Services - 1.0%
Telephone & Data Systems, Inc. (L)	353,336	7,522,523
Utilities - 7.4%
Electric Utilities - 4.3%
American Electric Power Company, Inc.	138,600	5,530,140
Duke Energy Corp. (L)	114,100	2,631,146
FirstEnergy Corp.	198,811	9,779,513
Pepco Holdings, Inc. (L)	134,500	2,632,165
Pinnacle West Capital Corp.	24,800	1,283,152
PPL Corp.	350,300	9,741,843

		31,597,959
Independent Power Producers & Energy Traders - 2.4%
Calpine Corp. (I)	454,100	7,497,191
GenOn Energy, Inc. (I)	3,005,886	5,140,065
NRG Energy, Inc. (I)	204,500	3,550,120
The AES Corp. (I)	125,500	1,610,165

		17,797,541
Multi-Utilities - 0.7%
NiSource, Inc. (L)	217,000	5,370,750

		54,766,250

TOTAL COMMON STOCKS (Cost $644,592,644)		$690,575,196

The accompanying notes are an integral part of the financial statements.

142

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Mid Value Trust (continued)

	Shares or Principal Amount	Value

PREFERRED SECURITIES - 0.1%
Utilities - 0.1%
PPL Corp.	15,000	$793,500

TOTAL PREFERRED SECURITIES (Cost $755,010)		$793,500

CONVERTIBLE BONDS - 0.2%
Financials - 0.1%
Janus Capital Group, Inc. 3.250%, 07/15/2014	$721,000	$734,519
Materials - 0.1%
Alcoa, Inc. 5.250%, 03/15/2014	272,000	406,979

TOTAL CONVERTIBLE BONDS (Cost $1,219,018)		$1,141,498

SECURITIES LENDING COLLATERAL - 22.1%
John Hancock Collateral
Investment Trust, 0.3698% (W)(Y)	16,441,044	164,535,393

TOTAL SECURITIES LENDING
COLLATERAL (Cost $164,542,188)		$164,535,393

SHORT-TERM INVESTMENTS - 7.6%
Money Market Funds - 7.6%
State Street Institutional U.S. Government
Money Market Fund, 0.0317% (Y)	1,102,071	1,102,071
T. Rowe Price Reserve Investment
Fund, 0.1573% (Y)	55,280,534	55,280,534

		56,382,605

TOTAL SHORT-TERM INVESTMENTS (Cost $56,382,605)		$56,382,605

Total Investments (Mid Value Trust)
(Cost $867,491,465) - 123.0%		$913,428,192
Other assets and liabilities, net - (23.0%)		(170,680,938)

TOTAL NET ASSETS - 100.0%		$742,747,254

Mutual Shares Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 87.8%
Consumer Discretionary - 8.8%
Automobiles - 0.7%
General Motors Company (I)	226,720	$4,470,918
Leisure Equipment & Products - 0.7%
Mattel, Inc.	120,448	3,907,333
Media - 6.8%
British Sky Broadcasting Group PLC	469,964	5,129,219
CBS Corp., Class B	163,565	5,361,661
Comcast Corp., Special Class A	37,717	1,184,314
News Corp., Class B (L)	420,126	9,461,238
Reed Elsevier PLC	790,410	6,341,046
Time Warner Cable, Inc.	129,603	10,640,406
Viacom, Inc., Class B	74,614	3,508,350

		41,626,234
Multiline Retail - 0.6%
Kohl’s Corp.	84,260	3,832,987

		53,837,472
Consumer Staples - 19.4%
Beverages - 3.2%
Coca-Cola Enterprises, Inc.	135,677	3,804,383
Dr. Pepper Snapple Group, Inc. (L)	138,071	6,040,606
Pernod-Ricard SA (L)	89,061	9,527,429

		19,372,418
Food & Staples Retailing - 4.5%
CVS Caremark Corp.	278,707	13,023,978
The Kroger Company	331,604	7,689,897
Wal-Mart Stores, Inc.	58,944	4,109,576
Walgreen Company	97,376	2,880,382

		27,703,833
Food Products - 3.3%
General Mills, Inc.	146,031	5,628,035
Kraft Foods, Inc., Class A	371,215	14,336,323

		19,964,358
Personal Products - 0.3%
Avon Products, Inc.	94,734	1,535,638
Tobacco - 8.1%
Altria Group, Inc.	235,890	8,149,999
British American Tobacco PLC	350,490	17,839,354
Imperial Tobacco Group PLC	277,620	10,682,006
Lorillard, Inc.	41,748	5,508,649
Philip Morris International, Inc.	50,827	4,435,164
Reynolds American, Inc.	71,924	3,227,230

		49,842,402

		118,418,649
Energy - 10.6%
Energy Equipment & Services - 2.4%
Baker Hughes, Inc. (L)	172,090	7,072,899
Ensco PLC	50,628	2,377,997
Transocean, Ltd. (I)	124,900	5,586,777

		15,037,673
Oil, Gas & Consumable Fuels - 8.2%
Apache Corp.	93,420	8,210,684
BP PLC	531,800	3,563,147
CONSOL Energy, Inc. (L)	217,360	6,572,966
Marathon Oil Corp.	384,813	9,839,668
Marathon Petroleum Corp.	109,879	4,935,765
Murphy Oil Corp.	78,070	3,926,140
Royal Dutch Shell PLC, A Shares	310,439	10,490,365
The Williams Companies, Inc.	54,372	1,567,001
WPX Energy, Inc. (I)	54,372	879,739

		49,985,475

		65,023,148
Financials - 15.4%
Capital Markets - 1.3%
Morgan Stanley	330,472	4,821,586
UBS AG (I)	277,763	3,248,271

		8,069,857
Commercial Banks - 3.2%
Barclays PLC	228,302	584,406
Bond Street Holdings LLC, Class A (I)(S)	60,504	1,119,324
CIT Group, Inc. (I)	65,112	2,320,592
Guaranty Bancorp (I)	21,927	46,266
KB Financial Group, Inc.	45,036	1,466,897
PNC Financial Services Group, Inc.	171,574	10,484,887
Wells Fargo & Company	105,990	3,544,306

		19,566,678
Diversified Financial Services - 2.6%
AET&D Holdings No 1, Ltd. (I)	534,996	1
Cerberus Investors I LLC (R)	564,993	67,798

The accompanying notes are an integral part of the financial statements.

143

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Mutual Shares Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Diversified Financial Services (continued)
Cerberus Investors II LLC (R)	564,988	$67,799
Cerberus Investors III LLC (R)	282,515	33,902
Citigroup, Inc.	118,335	3,243,562
Deutsche Boerse AG	53,747	2,900,845
ING Groep NV, ADR (I)	463,509	3,127,215
JPMorgan Chase & Company	104,970	3,750,578
NYSE Euronext	98,595	2,522,060

		15,713,760
Insurance - 6.9%
ACE, Ltd.	115,542	8,565,128
Alleghany Corp. (I)	18,325	6,225,919
American International Group, Inc. (I)	260,037	8,344,587
CNO Financial Group, Inc.	140,706	1,097,507
MetLife, Inc.	115,990	3,578,291
White Mountains Insurance Group, Ltd. (L)	20,381	10,633,787
Zurich Financial Services AG	15,769	3,557,796

		42,003,015
Real Estate Investment Trusts - 0.9%
Alexander’s, Inc.	13,593	5,860,078
Real Estate Management & Development - 0.5%
Canary Wharf Group PLC (I)	555,649	2,012,024
Forestar Group, Inc. (I)(L)	64,569	827,129

		2,839,153

		94,052,541
Health Care - 12.1%
Biotechnology - 0.9%
Amgen, Inc.	72,922	5,326,223
Health Care Equipment & Supplies - 2.1%
Boston Scientific Corp. (I)	684,504	3,881,138
Medtronic, Inc.	230,685	8,934,430

		12,815,568
Health Care Providers & Services - 2.9%
Cigna Corp.	157,440	6,927,360
Community Health Systems, Inc. (I)	58,797	1,648,080
Coventry Health Care, Inc.	160,807	5,112,055
Tenet Healthcare Corp. (I)(L)	727,830	3,813,829

		17,501,324
Pharmaceuticals - 6.2%
Eli Lilly & Company	50,772	2,178,627
Hospira, Inc. (I)(L)	80,603	2,819,493
Merck & Company, Inc.	444,780	18,569,565
Pfizer, Inc.	487,075	11,202,725
Teva Pharmaceutical Industries, Ltd., ADR	88,990	3,509,766

		38,280,176

		73,923,291
Industrials - 5.2%
Aerospace & Defense - 2.3%
GenCorp, Inc. (I)(L)	92,209	600,281
Goodrich Corp.	27,280	3,461,832
Huntington Ingalls Industries, Inc. (I)	100,004	4,024,161
Raytheon Company	101,200	5,726,908

		13,813,182
Building Products - 0.8%
Owens Corning, Inc. (I)	164,695	4,700,395
Machinery - 1.1%
Federal Signal Corp. (I)	140,014	817,682
Oshkosh Corp. (I)	120,640	2,527,408
Stanley Black & Decker, Inc.	57,457	3,697,933

		7,043,023
Marine - 1.0%
A P Moller Maersk A/S, Series A	950	6,251,826

		31,808,426
Information Technology - 7.7%
Communications Equipment - 1.3%
Cisco Systems, Inc.	393,810	6,761,718
Research In Motion, Ltd. (I)(L)	129,910	960,035

		7,721,753
Electronic Equipment, Instruments & Components - 0.9%
TE Connectivity, Ltd.	166,850	5,324,183
Internet Software & Services - 0.7%
Google, Inc., Class A (I)	7,682	4,456,098
Office Electronics - 1.4%
Xerox Corp.	1,111,434	8,746,986
Software - 3.4%
Microsoft Corp.	495,256	15,149,881
Nintendo Company, Ltd.	13,665	1,594,488
Symantec Corp. (I)	292,910	4,279,415

		21,023,784

		47,272,804
Materials - 3.3%
Chemicals - 0.6%
Linde AG	25,831	4,023,384
Metals & Mining - 0.5%
ThyssenKrupp AG	183,944	2,996,689
Paper & Forest Products - 2.2%
Domtar Corp.	25,220	1,934,626
International Paper Company	282,516	8,167,538
MeadWestvaco Corp.	108,391	3,116,241

		13,218,405

		20,238,478
Telecommunication Services - 2.1%
Diversified Telecommunication Services - 0.1%
Cable & Wireless Communications PLC	1,481,875	689,584
Wireless Telecommunication Services - 2.0%
Vodafone Group PLC	4,203,728	11,810,945

		12,500,529
Utilities - 3.2%
Electric Utilities - 2.1%
E.ON AG	237,101	5,107,261
Entergy Corp.	39,973	2,713,767
Exelon Corp.	139,455	5,246,297

		13,067,325
Independent Power Producers & Energy Traders - 0.6%
NRG Energy, Inc. (I)	223,289	3,876,297
Multi-Utilities - 0.5%
GDF Suez	116,226	2,773,027

		19,716,649

TOTAL COMMON STOCKS (Cost $499,232,689)		$536,791,987

The accompanying notes are an integral part of the financial statements.

144

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Mutual Shares Trust (continued)

	Shares or Principal Amount	Value

CORPORATE BONDS - 1.4%
Consumer Discretionary - 0.2%
Clear Channel Communications, Inc.
9.000%, 03/01/2021	$343,000	$298,410
Clear Channel Communications, Inc., PIK
11.000%, 08/01/2016	1,404,000	870,480
Tropicana Entertainment LLC
9.625%, 12/15/2014 (H)	1,180,000	0

		1,168,890
Energy - 0.1%
Energy Future Intermediate Holding
Company LLC
11.750%, 03/01/2022 (S)	873,000	892,643
Financials - 0.3%
Capmark Financial Group, Inc.
9.000%, 09/30/2015 (P)	321,424	321,625
Realogy Corp.
7.875%, 02/15/2019 (S)	611,000	597,252
9.000%, 01/15/2020 (S)	270,000	278,100
11.500%, 04/15/2017	437,000	414,057

		1,611,034
Utilities - 0.8%
NRG Energy, Inc.
7.375%, 01/15/2017	1,715,000	1,783,600
Texas Competitive Electric Holdings
Company LLC
11.500%, 10/01/2020 (S)	4,128,000	2,817,360
Texas Competitive Electric Holdings
Company LLC, Series A
10.250%, 11/01/2015	1,116,000	287,370

		4,888,330

TOTAL CORPORATE BONDS (Cost $10,617,820)		$8,560,897

CONVERTIBLE BONDS - 0.3%
Financials - 0.3%
iStar Financial, Inc. 0.968%, 10/01/2012 (P)	2,181,000	2,172,930

TOTAL CONVERTIBLE BONDS (Cost $2,127,658)		$2,172,930

TERM LOANS (M) - 2.7%
Consumer Discretionary - 1.2%
Clear Channel Communications, Inc.
3.895%, 01/29/2016	654,537	500,721
3.895%, 01/28/2012	766,135	589,924
3.895%, 01/28/2016	3,843,559	3,050,225
Tribune Company
- 06/04/2014 (H)	4,289,000	2,834,313
- 06/04/2014 (H)	340,000	220,575

		7,195,758
Financials - 0.8%
iStar Financial, Inc.
5.000%, 06/28/2013	207,871	206,962
5.250%, 03/18/2016	104,192	103,324
7.000%, 06/30/2014	230,000	229,425
7.000%, 03/17/2017	390,000	389,512
Realogy Corp.
1.615%, 04/08/2016	225,032	192,121
4.490%, 10/10/2016	210,354	197,732
4.491%, 10/10/2016	2,943,374	2,766,772
13.500%, 10/15/2017	657,000	672,878

		4,758,726
Utilities - 0.7%
Texas Competitive Electric Holdings
Company LLC
4.741%, 10/10/2017	7,466,240	4,452,462

TOTAL TERM LOANS (Cost $18,700,191)		$16,406,946

SECURITIES LENDING COLLATERAL - 3.6%
John Hancock Collateral
Investment Trust, 0.3542% (W)(Y)	2,173,813	$21,754,656

TOTAL SECURITIES LENDING
COLLATERAL (Cost $21,754,228)		$21,754,656

SHORT-TERM INVESTMENTS - 6.1%
Repurchase Agreement - 1.1%
Repurchase Agreement with State Street Corp.
dated 06/29/2012 at 0.010% to be
repurchased at $6,555,005 on 07/02/2012,
collateralized by $6,690,000 Federal Home
Loan Bank, 0.230% due 05/21/2013 (valued
at $6,690,000 including interest)	$6,555,000	$6,555,000
U.S. Government - 3.7%
U.S. Treasury Bill
0.050%, 07/12/2012 *	2,000,000	1,999,968
0.105%, 08/09/2012 *	5,000,000	4,999,760
0.120%, 11/29/2012 *	1,000,000	999,459
0.130%, 11/23/2012 *	500,000	499,760
0.135%, 10/11/2012 *	4,000,000	3,998,964
0.145%, 12/13/2012 *	3,000,000	2,998,020
0.150%, 12/27/2012 *	2,000,000	1,998,492
0.575%, 07/05/2012 *	5,000,000	4,999,985

		22,494,408
U.S. Government & Agency
Obligations - 1.3%
Federal Home Loan Bank Discount Notes,
0.010%, 07/02/2012 *	4,199,999	4,199,999
U.S. Treasury Bill *	4,000,000	3,999,356

		8,199,355

TOTAL SHORT-TERM INVESTMENTS (Cost $37,247,722)		$37,248,763

Total Investments (Mutual Shares Trust)
(Cost $589,680,308) - 101.9%		$622,936,179
Other assets and liabilities, net - (1.9%)		(11,341,010)

TOTAL NET ASSETS - 100.0%		$611,595,169

Natural Resources Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 94.8%
Energy - 62.9%
Energy Equipment & Services - 12.4%
Baker Hughes, Inc. (L)	102,100	$4,196,309
Cameron International Corp. (I)	67,800	2,895,738
Dril-Quip, Inc. (I)(L)	30,400	1,993,936
National Oilwell Varco, Inc.	36,400	2,345,616
Noble Corp.	82,000	2,667,460
Patterson-UTI Energy, Inc. (L)	114,400	1,665,664
Schlumberger, Ltd.	76,100	4,939,651

The accompanying notes are an integral part of the financial statements.

145

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Natural Resources Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Energy Equipment & Services (continued)
Tidewater, Inc.	40,700	$1,886,852

		22,591,226
Oil, Gas & Consumable Fuels - 50.5%
Alpha Natural Resources, Inc. (I)	136,000	1,184,560
Anadarko Petroleum Corp.	47,900	3,170,980
BG Group PLC	425,789	8,714,977
BP PLC, ADR	109,073	4,421,819
Canadian Natural Resources, Ltd.	70,139	1,881,442
Chesapeake Energy Corp. (L)	195,136	3,629,530
Chevron Corp.	60,580	6,391,190
Cobalt International Energy, Inc. (I)	64,200	1,508,700
ConocoPhillips	45,600	2,548,128
CONSOL Energy, Inc. (L)	75,042	2,269,270
Encana Corp. (L)	128,308	2,671,771
EOG Resources, Inc.	35,435	3,193,048
Imperial Oil, Ltd.	125,400	5,231,688
Marathon Petroleum Corp.	78,500	3,526,220
Occidental Petroleum Corp.	22,000	1,886,940
Oil Search, Ltd.	477,916	3,260,923
Peabody Energy Corp.	70,300	1,723,756
Petroleo Brasileiro SA, ADR	140,704	2,641,014
Phillips 66 (I)	117,900	3,918,996
Pioneer Natural Resources Company	34,700	3,060,887
Reliance Industries, Ltd.	142,223	1,885,231
Reliance Industries, Ltd., GDR (London
Stock Exchange) (S)	29,469	782,776
Repsol YPF SA	129,145	2,076,418
Repsol YPF SA, ADR	91,600	1,463,768
Sasol, Ltd.	61,500	2,610,675
Southwestern Energy Company (I)(L)	110,000	3,512,300
Statoil ASA, ADR (L)	165,400	3,946,444
Suncor Energy, Inc.	145,156	4,197,419
Tesoro Corp. (I)	98,800	2,466,048
Whiting Petroleum Corp. (I)(L)	46,800	1,924,416

		91,701,334

		114,292,560
Materials - 31.9%
Chemicals - 3.3%
LyondellBasell Industries NV, Class A	93,500	3,765,245
The Mosaic Company	40,200	2,201,352

		5,966,597
Construction Materials - 1.5%
CRH PLC (London Exchange)	141,650	2,748,795
Metals & Mining - 27.1%
Alumina, Ltd.	2,964,120	2,434,189
Anglo American Platinum, Ltd. (L)	37,008	2,203,980
AngloGold Ashanti, Ltd., ADR (L)	51,065	1,753,572
ArcelorMittal (L)	171,900	2,624,913
Barrick Gold Corp.	61,500	2,316,595
BHP Billiton PLC	234,511	6,696,801
Compania de Minas Buenaventura SA, ADR	68,400	2,597,832
First Quantum Minerals, Ltd.	197,400	3,490,030
Fortescue Metals Group, Ltd.	624,226	3,190,235
Freeport-McMoRan Copper & Gold, Inc.	172,300	5,870,261
Glencore International PLC (L)	700,653	3,255,056
Goldcorp, Inc.	43,800	1,649,007
Kinross Gold Corp.	381,000	3,105,150
Mongolian Mining Corp. (I)	3,754,500	2,131,336
Teck Resources, Ltd., Class B	79,426	2,457,440
Vedanta Resources PLC (L)	156,372	2,252,629
Walter Energy, Inc.	25,300	1,117,249

		49,146,275
Paper & Forest Products - 0.0%
Sino-Forest Corp. (I)(L)	276,300	0

		57,861,667

TOTAL COMMON STOCKS (Cost $202,937,328)		$172,154,227

RIGHTS - 0.0%
Repsol YPF SA (Expiration Date: 07/05/2012;
Strike Price: EUR 0.554) (I)	104,840	73,502

TOTAL RIGHTS (Cost $72,485)		$73,502

WARRANTS - 1.0%
Morgan Stanley (Expiration date: 03/25/2015,
Strike Price: INR 0.00001) (I)	551,053	1,857,046

TOTAL WARRANTS (Cost $3,646,865)		$1,857,046

SECURITIES LENDING COLLATERAL - 14.6%
John Hancock Collateral
Investment Trust, 0.3542% (W)(Y)	2,640,821	26,428,283

TOTAL SECURITIES LENDING
COLLATERAL (Cost $26,427,924)		$26,428,283

SHORT-TERM INVESTMENTS - 4.3%
Repurchase Agreement - 4.3%
Deutsche Bank Tri-Party Repurchase
Agreement dated 06/29/2012 at 0.200% to
be repurchased at $7,700,128 on
07/02/2012, collateralized by $7,156,866
Government National Mortgage Association,
4.000% 05/20/2042 (valued at $7,854,001
including interest)	$7,700,000	$7,700,000

TOTAL SHORT-TERM INVESTMENTS (Cost $7,700,000)		$7,700,000

Total Investments (Natural Resources Trust)
(Cost $240,784,602) - 114.7%		$208,213,058
Other assets and liabilities, net - (14.7%)		(26,634,139)

TOTAL NET ASSETS - 100.0%		$181,578,919

Real Estate Securities Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 99.0%
Financials - 99.0%
Diversified Financial Services - 0.0%
BGP Holdings PLC (I)	194,291	$0
Real Estate Investment Trusts - 99.0%
Diversified REITs - 6.0%
Duke Realty Corp.	659,450	9,654,346
PS Business Parks, Inc.	61,550	4,168,166
Vornado Realty Trust	57,700	4,845,646
Washington Real Estate Investment Trust	212,300	6,039,935

		24,708,093
Industrial REITs - 1.6%
First Potomac Realty Trust	26,800	315,436

The accompanying notes are an integral part of the financial statements.

146

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Real Estate Securities Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Industrial REITs (continued)
Prologis, Inc.	192,549	$6,398,403

		6,713,839
Office REITs - 15.0%
Boston Properties, Inc.	224,250	24,301,973
Douglas Emmett, Inc.	546,300	12,619,530
DuPont Fabros Technology, Inc. (L)	277,600	7,928,256
Kilroy Realty Corp. (L)	121,400	5,876,974
SL Green Realty Corp. (L)	147,650	11,847,436

		62,574,169
Residential REITs - 19.7%
Apartment Investment & Management
Company, Class A	221,950	5,999,309
AvalonBay Communities, Inc.	58,348	8,255,075
BRE Properties, Inc.	248,050	12,407,461
Camden Property Trust	231,950	15,696,057
Colonial Properties Trust	209,300	4,633,902
Education Realty Trust, Inc.	126,500	1,401,620
Equity Lifestyle Properties, Inc.	57,450	3,962,327
Equity Residential	195,450	12,188,262
Home Properties, Inc.	144,750	8,881,860
UDR, Inc.	338,250	8,740,380

		82,166,253
Retail REITs - 28.6%
Alexander’s, Inc.	9,500	4,095,545
DDR Corp.	663,000	9,706,320
Federal Realty Investment Trust	139,800	14,551,782
General Growth Properties, Inc.	206,500	3,735,585
Glimcher Realty Trust	874,700	8,939,434
Kimco Realty Corp.	406,200	7,729,986
Pennsylvania Real Estate Investment Trust	49,850	746,753
Regency Centers Corp.	76,600	3,643,862
Retail Properties Of America, Inc.	340,500	3,309,660
Simon Property Group, Inc.	351,014	54,638,839
Taubman Centers, Inc. (L)	104,950	8,097,942

		119,195,708
Specialized REITs - 28.1%
Chesapeake Lodging Trust	107,050	1,843,401
CubeSmart	367,250	4,285,808
Entertainment Properties Trust (L)	101,594	4,176,529
Extra Space Storage, Inc.	234,850	7,186,410
Health Care REIT, Inc.	472,900	27,570,070
Healthcare Realty Trust, Inc.	370,550	8,833,912
Hospitality Properties Trust	101,050	2,503,009
Host Hotels & Resorts, Inc. (L)	179,650	2,842,063
LaSalle Hotel Properties	124,700	3,633,758
LTC Properties, Inc.	103,450	3,753,166
Pebblebrook Hotel Trust	199,000	4,638,690
Public Storage	96,940	13,999,105
Senior Housing Properties Trust	321,655	7,179,340
Strategic Hotels & Resorts, Inc. (I)	1,008,450	6,514,587
Sunstone Hotel Investors, Inc. (I)	346,300	3,805,837
Ventas, Inc.	229,350	14,476,572

		117,242,257

TOTAL COMMON STOCKS (Cost $347,340,053)		$412,600,319

SECURITIES LENDING COLLATERAL - 3.4%
John Hancock Collateral
Investment Trust, 0.3542% (W)(Y)	1,419,235	14,203,135

TOTAL SECURITIES LENDING
COLLATERAL (Cost $14,203,495)		$14,203,135

SHORT-TERM INVESTMENTS - 0.5%
Repurchase Agreement - 0.5%
Repurchase Agreement with State Street Corp.
dated 06/29/2012 at 0.010% to be
repurchased at $2,000,002 on 07/02/2012,
collateralized by $2,035,000 Federal
National Mortgage Association, 0.750% due
11/24/2015 (valued at $2,040,513,
including interest)	2,000,000	2,000,000

TOTAL SHORT-TERM INVESTMENTS (Cost $2,000,000)		$2,000,000

Total Investments (Real Estate Securities Trust)
(Cost $363,543,548) - 102.9%		$428,803,454
Other assets and liabilities, net - (2.9%)		(11,920,699)

TOTAL NET ASSETS - 100.0%		$416,882,755

Science & Technology Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 94.2%
Consumer Discretionary - 5.0%
Automobiles - 0.3%
Tesla Motors, Inc. (I)(L)	33,891	$1,060,449
Hotels, Restaurants & Leisure - 0.2%
Ctrip.com International, Ltd., ADR (I)(L)	39,800	667,048
Internet & Catalog Retail - 3.8%
Amazon.com, Inc. (I)	25,260	5,768,121
Groupon, Inc. (I)(L)	168,875	1,795,141
Netflix, Inc. (I)	4,876	333,860
priceline.com, Inc. (I)	8,940	5,940,809

		13,837,931
Media - 0.7%
Comcast Corp., Class A	81,605	2,608,912

		18,174,340
Health Care - 1.3%
Health Care Equipment & Supplies - 0.3%
Stryker Corp.	20,600	1,135,060
Health Care Technology - 0.4%
athenahealth, Inc. (I)(L)	17,490	1,384,683
Pharmaceuticals - 0.6%
Hospira, Inc. (I)(L)	67,600	2,364,648

		4,884,391
Industrials - 0.5%
Aerospace & Defense - 0.3%
Taser International, Inc. (I)(L)	197,100	1,032,804
Professional Services - 0.2%
RPX Corp. (I)	58,600	840,910

		1,873,714
Information Technology - 86.1%
Communications Equipment - 8.8%
Acme Packet, Inc. (I)(L)	70,200	1,309,230
Alcatel-Lucent, ADR (I)(L)	1,550,700	2,527,641
Aruba Networks, Inc. (I)(L)	215,700	3,246,285
Cisco Systems, Inc.	515,480	8,850,791
F5 Networks, Inc. (I)	6,745	671,532
Finisar Corp. (I)(L)	139,800	2,091,408

The accompanying notes are an integral part of the financial statements.

147

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Science & Technology Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Communications Equipment (continued)
Ixia (I)(L)	74,900	$900,298
JDS Uniphase Corp. (I)	276,900	3,045,900
Juniper Networks, Inc. (I)	212,352	3,463,461
Motorola Solutions, Inc.	14,000	673,540
QUALCOMM, Inc.	98,115	5,463,043

		32,243,129
Computers & Peripherals - 17.5%
Apple, Inc. (I)	63,135	36,870,840
Catcher Technology Company, Ltd.	131,000	886,667
Dell, Inc. (I)	726,690	9,098,159
EMC Corp. (I)	252,599	6,474,112
Fusion-io, Inc. (I)(L)	110,830	2,315,239
NetApp, Inc. (I)	63,060	2,006,569
SanDisk Corp. (I)	92,990	3,392,275
Seagate Technology PLC	19,415	480,133
Synaptics, Inc. (I)(L)	83,600	2,393,468

		63,917,462
Electronic Equipment, Instruments & Components - 2.5%
Hitachi, Ltd.	577,000	3,548,620
IPG Photonics Corp. (I)(L)	70,600	3,077,454
RealD, Inc. (I)(L)	173,900	2,601,544

		9,227,618
Internet Software & Services - 12.3%
Akamai Technologies, Inc. (I)	82,045	2,604,929
Angie’s List, Inc. (I)(L)	70,216	1,112,222
Baidu, Inc., ADR (I)	69,300	7,968,114
Bitauto Holdings, Ltd., ADR (I)	14,600	59,714
Dropbox, Inc. (R)	7,441	67,334
eBay, Inc. (I)(L)	103,535	4,349,505
Facebook, Inc. (I)	21,334	612,353
Facebook, Inc., Class B (I)	38,296	1,099,217
Google, Inc., Class A (I)	34,940	20,267,646
NetEase.com, Inc., ADR (I)(L)	39,140	2,303,389
Phoenix New Media, Ltd., ADR (I)(L)	62,901	300,667
Rackspace Hosting, Inc. (I)(L)	15,815	694,911
RealNetworks, Inc.	133,900	1,156,896
Renren, Inc., ADR (I)	745	3,360
SINA Corp. (I)(L)	48,068	2,490,403
Youku.com, Inc., Class A (I)	10	12

		45,090,672
IT Services - 5.7%
Automatic Data Processing, Inc. (L)	30,140	1,677,593
Cognizant Technology
Solutions Corp., Class A (I)	31,175	1,870,500
Fidelity National Information Services, Inc.	45,240	1,541,779
Fiserv, Inc. (I)	22,055	1,592,812
International Business Machines Corp.	25,020	4,893,412
Mastercard, Inc., Class A (L)	3,010	1,294,631
Vantiv, Inc. (I)	23,800	554,302
Visa, Inc., Class A	60,525	7,482,706

		20,907,735
Semiconductors & Semiconductor Equipment - 16.0%
Advanced Micro Devices, Inc. (I)(L)	234,800	1,345,404
Analog Devices, Inc. (L)	27,735	1,044,778
Applied Materials, Inc.	215,100	2,465,046
Atmel Corp. (I)(L)	365,000	2,445,500
Avago Technologies, Ltd.	23,830	855,497
Broadcom Corp., Class A	29,470	996,086
Cavium, Inc. (I)(L)	19,000	532,000
Cree, Inc. (I)(L)	41,900	1,075,573
First Solar, Inc. (I)(L)	259,200	3,903,552
Intel Corp.	340,040	9,062,066
Intersil Corp., Class A	99,500	1,059,675
Lam Research Corp. (I)(L)	158,245	5,972,166
Marvell Technology Group, Ltd.	262,600	2,962,128
MEMC Electronic Materials, Inc. (I)(L)	144,500	313,565
Micron Technology, Inc. (I)	522,965	3,299,909
NVIDIA Corp. (I)	349,700	4,832,854
ON Semiconductor Corp. (I)	456,000	3,237,600
PMC-Sierra, Inc. (I)	285,800	1,754,812
Samsung Electronics Company, Ltd.	5,905	6,260,616
Skyworks Solutions, Inc. (I)	36,165	989,836
STR Holdings, Inc. (I)(L)	192,300	876,888
Taiwan Semiconductor
Manufacturing Company, Ltd.	197,000	539,215
Texas Instruments, Inc.	26,505	760,428
Tokyo Electron, Ltd.	46,500	2,174,640

		58,759,834
Software - 23.3%
Activision Blizzard, Inc. (L)	60,453	724,832
Adobe Systems, Inc. (I)	30,200	977,574
Ariba, Inc. (I)	76,850	3,439,806
Aspen Technology, Inc. (I)	73,695	1,706,039
Autodesk, Inc. (I)	93,777	3,281,257
Check Point Software Technologies, Ltd. (I)(L)	19,600	971,964
Citrix Systems, Inc. (I)	21,815	1,831,151
CommVault Systems, Inc. (I)	18,100	897,217
Electronic Arts, Inc. (I)	270,486	3,340,502
Intuit, Inc.	45,966	2,728,082
Microsoft Corp.	1,166,180	35,673,446
Nintendo Company, Ltd.	65,000	7,584,468
Nuance Communications, Inc. (I)(L)	14,280	340,150
Oracle Corp.	359,675	10,682,348
Red Hat, Inc. (I)	43,100	2,434,288
Rovi Corp. (I)	68,714	1,348,169
Salesforce.com, Inc. (I)(L)	18,985	2,624,866
ServiceNow, Inc. (I)	4,600	113,160
Splunk, Inc. (I)(L)	6,700	188,270
TIBCO Software, Inc. (I)	101,925	3,049,596
UBISOFT Entertainment SA (I)	178,511	1,198,374

		85,135,559

		315,282,009
Materials - 1.0%
Chemicals - 1.0%
Monsanto Company	44,010	3,643,148
Telecommunication Services - 0.3%
Diversified Telecommunication Services - 0.3%
China Unicom Hong Kong, Ltd.	878,000	1,100,802

TOTAL COMMON STOCKS (Cost $353,431,248)		$344,958,404

PREFERRED SECURITIES - 1.0%
Information Technology - 1.0%
Internet Software & Services - 1.0%
Coupon.com, Inc. (I)(R)	85,758	471,099
Dropbox, Inc., Series A (I)(R)	9,241	83,623
Dropbox, Inc., Series A1 (I)(R)	89,006	805,424
Silver Spring Networks, Series E (I)(R)	38,600	289,500
Twitter, Inc., Series E (I)(R)	125,031	2,012,199
Workday Inc. (I)(R)	8,977	119,035

		3,780,880

TOTAL PREFERRED SECURITIES (Cost $2,198,230)		$3,780,880

The accompanying notes are an integral part of the financial statements.

148

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Science & Technology Trust (continued)

	Shares or Principal Amount	Value

SECURITIES LENDING COLLATERAL - 10.7%
John Hancock Collateral
Investment Trust, 0.3542% (W)(Y)	3,896,174	38,991,352

TOTAL SECURITIES LENDING
COLLATERAL (Cost $38,991,100)		$38,991,352

SHORT-TERM INVESTMENTS - 4.1%
Money Market Funds - 0.3%
State Street Institutional U.S. Government
Money Market Fund, 0.0317% (Y)	$450,000	$450,000
T.Rowe Price Prime Reserve
Fund, 0.1573% (Y)	520,610	520,610

		970,610
Repurchase Agreement - 3.8%
Repurchase Agreement with State Street Corp.
dated 06/29/2012 at 0.010% to be
repurchased at $13,960,012 on 07/02/2012,
collateralized by $14,270,000 U.S. Tresaury
Bill, 0.010% due 06/27/2013 (valued
at $14,241,460)	13,960,000	13,960,000

TOTAL SHORT-TERM INVESTMENTS (Cost $14,930,610)		$14,930,610

Total Investments (Science & Technology Trust)
(Cost $409,551,188) - 110.0%		$402,661,246
Other assets and liabilities, net - (10.0%)		(36,654,113)

TOTAL NET ASSETS - 100.0%		$366,007,133

Small Cap Growth Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 93.7%
Consumer Discretionary - 20.7%
Auto Components - 1.2%
Dana Holding Corp.	141,890	$1,817,611
Tenneco, Inc. (I)(L)	106,342	2,852,092

		4,669,703
Diversified Consumer Services - 0.1%
American Public Education, Inc. (I)(L)	16,790	537,280
Hotels, Restaurants & Leisure - 3.1%
AFC Enterprises, Inc. (I)	153,372	3,549,028
Buffalo Wild Wings, Inc. (I)(L)	41,110	3,561,770
Ignite Restaurant Group, Inc. (I)	19,400	351,334
Red Robin Gourmet Burgers, Inc. (I)(L)	6,641	202,617
The Cheesecake Factory, Inc. (I)(L)	149,882	4,790,229

		12,454,978
Household Durables - 1.6%
Meritage Homes Corp. (I)(L)	72,002	2,443,748
PulteGroup, Inc. (I)	377,570	4,039,999

		6,483,747
Internet & Catalog Retail - 2.9%
HomeAway, Inc. (I)(L)	113,980	2,477,925
Shutterfly, Inc. (I)(L)	173,296	5,318,454
TripAdvisor, Inc. (I)(L)	93,216	4,165,823

		11,962,202
Leisure Equipment & Products - 0.8%
Brunswick Corp. (L)	56,042	1,245,253
LeapFrog Enterprises, Inc. (I)(L)	203,960	2,092,630

		3,337,883
Specialty Retail - 8.5%
DSW, Inc., Class A	69,700	3,791,680
Express, Inc. (I)	262,230	4,764,719
GNC Holdings, Inc., Class A (L)	137,010	5,370,792
Hibbett Sports, Inc. (I)(L)	76,120	4,392,885
Lumber Liquidators Holdings, Inc. (I)(L)	58,890	1,989,893
Mattress Firm Holding Corp. (I)(L)	52,780	1,599,762
Rent-A-Center, Inc.	91,620	3,091,259
rue21, Inc. (I)(L)	119,429	3,014,388
The Children’s Place Retail Stores, Inc. (I)(L)	80,760	4,024,271
Urban Outfitters, Inc. (I)(L)	88,330	2,437,025

		34,476,674
Textiles, Apparel & Luxury Goods - 2.5%
Deckers Outdoor Corp. (I)(L)	14,190	624,502
Hanesbrands, Inc. (I)(L)	217,612	6,034,381
Steven Madden, Ltd. (I)	103,240	3,277,870

		9,936,753

		83,859,220
Consumer Staples - 1.9%
Food & Staples Retailing - 0.8%
Casey’s General Stores, Inc.	53,930	3,181,331
Personal Products - 1.1%
Elizabeth Arden, Inc. (I)	122,626	4,759,115

		7,940,446
Energy - 5.2%
Energy Equipment & Services - 2.1%
Atwood Oceanics, Inc. (I)	130,130	4,924,119
Gulfmark Offshore, Inc., Class A (I)	98,070	3,338,303
Tidewater, Inc.	2,660	123,318

		8,385,740
Oil, Gas & Consumable Fuels - 3.1%
Rex Energy Corp. (I)	354,710	3,976,299
Rosetta Resources, Inc. (I)(L)	108,380	3,971,043
SemGroup Corp., Class A (I)	81,150	2,591,120
Tourmaline Oil Corp. (I)	83,700	2,209,858

		12,748,320

		21,134,060
Financials - 5.7%
Capital Markets - 0.9%
Knight Capital Group, Inc., Class A (I)	277,210	3,309,887
Manning & Napier, Inc.	24,727	351,865

		3,661,752
Commercial Banks - 1.8%
East West Bancorp, Inc.	24,700	579,462
Pinnacle Financial Partners, Inc. (I)(L)	110,720	2,160,147
PrivateBancorp, Inc. (L)	131,740	1,944,482
Western Alliance Bancorp (I)	285,220	2,669,659

		7,353,750
Consumer Finance - 0.2%
Netspend Holdings, Inc. (I)	98,048	901,061
Real Estate Investment Trusts - 2.8%
Coresite Realty Corp.	147,640	3,812,065
LaSalle Hotel Properties	53,150	1,548,791
Pebblebrook Hotel Trust	165,567	3,859,367
PS Business Parks, Inc.	4,800	325,056
Sunstone Hotel Investors, Inc. (I)	139,100	1,528,709

		11,073,988

		22,990,551

The accompanying notes are an integral part of the financial statements.

149

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Small Cap Growth Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Health Care - 17.8%
Biotechnology - 7.2%
Algeta ASA (I)	57,595	$1,648,071
Amylin Pharmaceuticals, Inc. (I)(L)	105,510	2,978,547
Arena Pharmaceuticals, Inc. (I)(L)	157,650	1,573,347
AVEO Pharmaceuticals, Inc. (I)(L)	68,700	835,392
Cubist Pharmaceuticals, Inc. (I)	42,060	1,594,495
Exelixis, Inc. (I)	32,000	176,960
Immunogen, Inc. (I)(L)	181,550	3,046,409
Incyte Corp. (I)(L)	141,870	3,220,449
Ironwood Pharmaceuticals, Inc. (I)(L)	210,630	2,902,481
NPS Pharmaceuticals, Inc. (I)(L)	295,600	2,545,116
Onyx Pharmaceuticals, Inc. (I)	50,020	3,323,829
Rigel Pharmaceuticals, Inc. (I)	102,500	953,250
Seattle Genetics, Inc. (I)(L)	175,540	4,456,961

		29,255,307
Health Care Equipment & Supplies - 3.9%
ABIOMED, Inc. (I)	127,150	2,901,563
HeartWare International, Inc. (I)(L)	62,375	5,538,900
Insulet Corp. (I)(L)	201,000	4,295,370
Volcano Corp. (I)(L)	116,300	3,331,995

		16,067,828
Health Care Providers & Services - 0.1%
HealthSouth Corp. (I)	19,680	457,757
Health Care Technology - 2.0%
Catamaran Corp. (I)(L)	80,166	7,953,269
Life Sciences Tools & Services - 1.4%
PAREXEL International Corp. (I)	204,471	5,772,216
Pharmaceuticals - 3.2%
Auxilium Pharmaceuticals, Inc. (I)(L)	83,370	2,241,819
Laboratorios Almirall SA (I)	4,745	34,124
Optimer Pharmaceuticals, Inc. (I)(L)	160,696	2,494,002
Salix Pharmaceuticals, Ltd. (I)	95,790	5,214,808
The Medicines Company (I)(L)	124,200	2,849,148

		12,833,901

		72,340,278
Industrials - 15.0%
Aerospace & Defense - 3.8%
DigitalGlobe, Inc. (I)	265,083	4,018,658
Esterline Technologies Corp. (I)	44,018	2,744,522
Moog, Inc., Class A (I)	111,202	4,598,203
Teledyne Technologies, Inc. (I)(L)	66,293	4,086,963

		15,448,346
Airlines - 1.4%
Spirit Airlines, Inc. (I)	299,010	5,818,735
Building Products - 0.8%
Trex Company, Inc. (I)(L)	100,605	3,027,204
Commercial Services & Supplies - 0.9%
Sykes Enterprises, Inc. (I)	223,755	3,571,130
Electrical Equipment - 1.9%
Acuity Brands, Inc. (L)	52,400	2,667,684
Polypore International, Inc. (I)(L)	129,480	5,229,697

		7,897,381
Machinery - 1.2%
Colfax Corp. (I)	56,140	1,547,780
Middleby Corp. (I)(L)	13,070	1,301,903
Sauer-Danfoss, Inc.	53,865	1,881,504

		4,731,187
Professional Services - 1.2%
The Advisory Board Company (I)(L)	100,040	4,960,984
Road & Rail - 3.0%
Landstar System, Inc.	130,940	6,772,217
Old Dominion Freight Line, Inc. (I)(L)	122,440	5,300,428

		12,072,645
Trading Companies & Distributors - 0.8%
DXP Enterprises, Inc. (I)	47,804	1,983,388
WESCO International, Inc. (I)	23,213	1,335,908

		3,319,296

		60,846,908
Information Technology - 25.5%
Communications Equipment - 1.7%
Finisar Corp. (I)(L)	219,970	3,290,751
Ixia (I)(L)	297,140	3,571,623

		6,862,374
Electronic Equipment, Instruments & Components - 3.4%
Coherent, Inc. (I)(L)	80,320	3,477,856
Fabrinet (I)	243,841	3,060,205
Jabil Circuit, Inc.	216,480	4,401,038
Universal Display Corp. (I)(L)	76,280	2,741,503

		13,680,602
Internet Software & Services - 5.1%
Bazaarvoice, Inc. (I)(L)	18,400	334,880
CoStar Group, Inc. (I)	24,436	1,984,203
DealerTrack Holdings, Inc. (I)(L)	121,280	3,651,741
IAC/InterActiveCorp	127,470	5,812,632
LivePerson, Inc. (I)(L)	293,959	5,602,859
Web.com Group, Inc. (I)	191,130	3,501,502

		20,887,817
IT Services - 3.4%
Sapient Corp. (L)	444,248	4,473,577
Syntel, Inc.	76,380	4,636,266
Wright Express Corp. (I)(L)	77,030	4,754,292

		13,864,135
Semiconductors & Semiconductor Equipment - 3.7%
Cypress Semiconductor Corp. (I)(L)	295,260	3,903,337
Lattice Semiconductor Corp. (I)(L)	647,663	2,441,690
Skyworks Solutions, Inc. (I)	198,934	5,444,824
Ultratech, Inc. (I)	98,710	3,109,365

		14,899,216
Software - 8.2%
BroadSoft, Inc. (I)(L)	42,160	1,220,954
Cadence Design Systems, Inc. (I)(L)	515,790	5,668,530
Concur Technologies, Inc. (I)(L)	60,660	4,130,946
Guidewire Software, Inc. (I)(L)	38,000	1,068,560
Imperva, Inc. (I)	90,984	2,622,159
Jive Software, Inc. (I)(L)	145,300	3,049,847
MicroStrategy, Inc., Class A (I)(L)	29,290	3,803,599
Parametric Technology Corp. (I)	43,120	903,795
Pegasystems, Inc. (L)	97,580	3,218,188
Solera Holdings, Inc.	113,750	4,753,613
Splunk, Inc. (I)(L)	32,300	907,630
Tangoe, Inc. (I)	98,280	2,094,347

		33,442,168

		103,636,312
Materials - 1.9%
Chemicals - 1.0%
Flotek Industries, Inc. (I)(L)	26,320	245,829

The accompanying notes are an integral part of the financial statements.

150

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Small Cap Growth Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Chemicals (continued)
Methanex Corp. (L)	140,240	$3,904,282

		4,150,111
Containers & Packaging - 0.9%
Silgan Holdings, Inc.	86,258	3,682,354

		7,832,465

TOTAL COMMON STOCKS (Cost $352,458,673)		$380,580,240

INVESTMENT COMPANIES - 3.7%
Financials - 3.7%
iShares Russell 2000 Growth Index Fund (L)	162,350	14,850,155

TOTAL INVESTMENT COMPANIES (Cost $15,099,529)		$14,850,155

SECURITIES LENDING COLLATERAL - 27.8%
John Hancock Collateral
Investment Trust, 0.3542% (W)(Y)	11,283,183	112,917,582

TOTAL SECURITIES LENDING
COLLATERAL (Cost $112,921,420)		$112,917,582

SHORT-TERM INVESTMENTS - 3.1%
Repurchase Agreement - 3.1%
Deutsche Bank Tri-Party Repurchase
Agreement dated 06/29/2012 at 0.200% to
be repurchased at $12,500,208 on
07/02/2012, collateralized by $11,863,907
Government National Mortgage Association,
3.500% due 11/20/2040 (valued at
$12,750,001 including interest)	$12,500,000	$12,500,000

TOTAL SHORT-TERM INVESTMENTS (Cost $12,500,000)		$12,500,000

Total Investments (Small Cap Growth Trust)
(Cost $492,979,622) - 128.3%		$520,847,977
Other assets and liabilities, net - (28.3%)		(114,878,373)

TOTAL NET ASSETS - 100.0%		$405,969,604

Small Cap Opportunities Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 98.7%
Consumer Discretionary - 15.9%
Auto Components - 1.0%
Cooper Tire & Rubber Company	843	$14,783
Dana Holding Corp.	46,211	591,963
Drew Industries, Inc. (I)(L)	1,006	28,017
Exide Technologies (I)(L)	8,927	29,995
Federal-Mogul Corp. (I)	5,140	56,540
Fuel Systems Solutions, Inc. (I)(L)	778	12,985
Modine Manufacturing Company (I)	6,862	47,554
Motorcar Parts of America, Inc. (I)	2,433	10,924
Quantum Fuel Systems
Technologies Worldwide, Inc. (I)	163	120
Shiloh Industries, Inc.	1,515	17,423
Spartan Motors, Inc.	7,540	39,510
Standard Motor Products, Inc.	4,100	57,728
Stoneridge, Inc. (I)	76	518
Superior Industries International, Inc.	4,944	80,933
TRW Automotive Holdings Corp. (I)	15,048	553,164

		1,542,157
Automobiles - 0.0%
Thor Industries, Inc.	1,795	49,201
Distributors - 0.1%
Core-Mark Holding Company, Inc.	1,976	95,125
VOXX International Corp. (I)	1,834	17,093
Weyco Group, Inc.	18	417

		112,635
Diversified Consumer Services - 0.3%
Ascent Capital Group, Inc., Class A (I)	3,168	163,944
Career Education Corp. (I)	329	2,201
Carriage Services, Inc.	1,797	14,951
Corinthian Colleges, Inc. (I)	1,851	5,349
Education Management Corp. (I)(L)	372	2,585
Lincoln Educational Services Corp.	1,100	7,150
Mac-Gray Corp.	1,524	21,473
Matthews International Corp., Class A (L)	407	13,223
Regis Corp. (L)	8,945	160,652
School Specialty, Inc. (I)(L)	2,286	7,452
Service Corp. International	2,126	26,299
Steiner Leisure, Ltd. (I)	300	13,923
Stewart Enterprises, Inc., Class A (L)	723	5,162

		444,364
Hotels, Restaurants & Leisure - 2.8%
Bally Technologies, Inc. (I)	13,184	615,165
Benihana, Inc.	1,865	30,045
Biglari Holdings, Inc. (I)	314	121,326
Bluegreen Corp. (I)	7,150	35,464
Bob Evans Farms, Inc. (L)	4,378	175,996
Boyd Gaming Corp. (I)	12,417	89,402
Canterbury Park Holding Corp.	200	2,224
Carrols Restaurant Group, Inc. (I)	4,349	25,833
Churchill Downs, Inc.	2,448	143,918
DineEquity, Inc. (I)	16,877	753,389
Dover Downs Gaming & Entertainment, Inc.	2,170	6,532
Dover Motorsports, Inc. (I)	400	520
Full House Resorts, Inc. (I)	2,390	6,859
Gaming Partners International Corp.	800	4,904
Gaylord Entertainment Company (I)(L)	7,000	269,920
International Speedway Corp., Class A	4,386	114,825
Isle of Capri Casinos, Inc. (I)(L)	6,889	42,505
J. Alexander’s Corp. (I)	600	6,816
Life Time Fitness, Inc. (I)(L)	3,000	139,530
Luby’s, Inc. (I)	6,251	41,882
Marcus Corp.	3,816	52,508
Monarch Casino & Resort, Inc. (I)	1,278	11,681
MTR Gaming Group, Inc. (I)	4,193	19,917
Multimedia Games
Holding Company, Inc. (I)(L)	2,560	35,840
Orient Express Hotels, Ltd., Class A (I)(L)	14,713	123,148
Papa John’s International, Inc. (I)	14,573	693,238
Pinnacle Entertainment, Inc. (I)	10,171	97,845
Red Lion Hotels Corp. (I)	3,000	25,950
Red Robin Gourmet Burgers, Inc. (I)(L)	4,000	122,040
Rick’s Cabaret International, Inc. (I)	2,439	21,146
Ruby Tuesday, Inc. (I)	9,400	64,014
Scientific Games Corp., Class A (I)	2,228	19,049
Speedway Motorsports, Inc.	7,130	120,568
The Wendy’s Company	40,088	189,215
Vail Resorts, Inc. (L)	1,354	67,808
WMS Industries, Inc. (I)	786	15,681

		4,306,703
Household Durables - 2.7%
Acme United Corp.	733	7,469

The accompanying notes are an integral part of the financial statements.

151

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Household Durables (continued)
Bassett Furniture Industries, Inc.	2,333	$24,053
Beazer Homes USA, Inc. (I)	13,500	43,875
Blyth, Inc.	738	25,505
Cavco Industries, Inc. (I)(L)	606	31,076
CSS Industries, Inc.	976	20,057
D.R. Horton, Inc. (L)	1,204	22,130
Emerson Radio Corp. (I)	4,869	9,884
Furniture Brands International, Inc. (I)	9,800	12,152
Helen of Troy, Ltd. (I)	4,013	136,001
Hooker Furniture Corp.	2,555	30,123
Jarden Corp.	2,332	97,991
KB Home (L)	1,700	16,660
Kid Brands, Inc. (I)	3,500	7,000
La-Z-Boy, Inc. (I)	66,705	819,804
Lennar Corp., Class A (L)	20,500	633,655
Lennar Corp., Class B	1,969	47,315
Lifetime Brands, Inc. (L)	2,000	24,940
M/I Homes, Inc. (I)	3,580	62,006
MDC Holdings, Inc. (L)	1,526	49,854
Meritage Homes Corp. (I)(L)	35,700	1,211,658
Mohawk Industries, Inc. (I)	7,200	502,776
Skyline Corp.	1,252	6,360
Standard Pacific Corp. (I)	483	2,990
Stanley Furniture Company, Inc. (I)	2,340	9,337
The Ryland Group, Inc. (L)	1,159	29,647
Universal Electronics, Inc. (I)	237	3,121
Whirlpool Corp. (L)	4,267	260,970

		4,148,409
Internet & Catalog Retail - 0.0%
1-800-Flowers.com, Inc., Class A (I)	4,819	16,818
dELiA*s, Inc. (I)	5,085	7,882
Gaiam, Inc., Class A (I)	3,676	14,336
Shutterfly, Inc. (I)(L)	124	3,806

		42,842
Leisure Equipment & Products - 0.7%
Aldila, Inc. (I)	1,240	2,728
Arctic Cat, Inc. (I)	2,070	75,679
Brunswick Corp.	33,013	733,549
Callaway Golf Company (L)	11,857	70,075
Cybex International, Inc. (I)	446	723
JAKKS Pacific, Inc. (L)	2,753	44,076
LeapFrog Enterprises, Inc. (I)(L)	3,693	37,890
Smith & Wesson Holding Corp. (I)	3,256	27,057
Steinway Musical Instruments, Inc. (I)	3,066	75,117
The Nautilus Group, Inc. (I)	2,868	9,493

		1,076,387
Media - 1.4%
AH Belo Corp.	4,238	17,037
Ballantyne of Omaha, Inc. (I)	1,114	6,651
Beasley Broadcasting Group, Inc. (I)	502	2,957
Belo Corp., Class A	1,828	11,772
Clear Channel Outdoor
Holdings, Inc., Class A (I)(L)	2,495	15,020
CTC Media, Inc.	13	105
Cumulus Media, Inc., Class A (I)	64	193
Digital Generation, Inc. (I)(L)	1,400	17,318
DreamWorks Animation SKG, Inc. (I)(L)	2,595	49,461
Entercom
Communications Corp., Class A (I)(L)	882	5,310
EW Scripps Company (I)	8,760	84,184
Fisher Communications, Inc. (I)	1,962	58,683
Gannett Company, Inc. (L)	10,403	153,236
Gray Television, Inc. (I)	10,200	14,994
Harte-Hanks, Inc.	2,183	19,953
Journal Communications, Inc., Class A (I)	8,698	44,882
Lee Enterprises, Inc. (I)	1,225	1,985
Live Nation Entertainment, Inc. (I)(L)	15,589	143,107
Martha Stewart Living
Omnimedia, Inc., Class A	2,100	7,140
Media General, Inc., Class A (I)(L)	4,268	19,675
Meredith Corp. (L)	2,100	67,074
Navarre Corp. (I)	4,100	6,519
New Frontier Media, Inc. (I)	3,784	6,206
Outdoor Channel Holdings, Inc.	1,782	13,026
Radio One, Inc., Class D (I)	2,600	2,439
Salem Communications Corp., Class A	2,700	14,769
Scholastic Corp. (L)	1,457	41,029
The Interpublic Group of Companies, Inc. (L)	77,820	844,347
The Madison Square Garden, Inc., Class A (I)	3,612	135,233
The McClatchy Company, Class A (I)(L)	11,095	24,409
The New York Times Company, Class A (I)(L)	1,495	11,661
The Washington Post Company, Class B (L)	694	259,431
Valassis Communications, Inc. (I)	503	10,940

		2,110,746
Multiline Retail - 0.6%
Dillard’s, Inc., Class A (L)	9,244	588,658
Fred’s, Inc., Class A (L)	6,647	101,633
Saks, Inc. (I)(L)	26,405	281,213
Tuesday Morning Corp. (I)	3,900	16,731

		988,235
Specialty Retail - 5.3%
Americas Car-Mart, Inc. (I)	1,246	48,407
Asbury Automotive Group, Inc. (I)	1,562	37,004
Barnes & Noble, Inc. (I)(L)	9,769	160,798
Bebe Stores, Inc.	98,085	575,759
Big 5 Sporting Goods Corp.	827	6,252
Books-A-Million, Inc. (I)(L)	3,850	12,320
Brown Shoe Company, Inc.	7,015	90,564
Build-A-Bear Workshop, Inc. (I)(L)	3,889	18,589
Cabela’s, Inc. (I)	12,117	458,144
Cache, Inc. (I)	2,727	12,653
Casual Male Retail Group, Inc. (I)	4,708	17,090
Christopher & Banks Corp.	6,438	7,597
Citi Trends, Inc. (I)	337	5,203
Collective Brands, Inc. (I)	10,024	214,714
Conn’s, Inc. (I)(L)	7,967	117,912
Foot Locker, Inc.	12,148	371,486
GameStop Corp., Class A (L)	14,100	258,876
Genesco, Inc. (I)	13,330	801,800
GNC Holdings, Inc., Class A (L)	25,489	999,169
Golfsmith International Holdings, Inc. (I)	1,211	7,339
Group 1 Automotive, Inc. (L)	3,464	157,993
Haverty Furniture Companies, Inc.	3,990	44,568
hhgregg, Inc. (I)(L)	2,951	33,376
HOT Topic, Inc. (L)	3,633	35,204
Lithia Motors, Inc., Class A (L)	5,007	115,411
MarineMax, Inc. (I)(L)	4,789	45,543
New York & Company, Inc. (I)	10,714	37,285
Office Depot, Inc. (I)	16,863	36,424
OfficeMax, Inc. (I)(L)	10,476	53,009
Pacific Sunwear of California, Inc. (I)(L)	12,800	23,424
Penske Automotive Group, Inc. (L)	40,010	849,812
PEP Boys - Manny, Moe & Jack (L)	8,900	88,110
Perfumania Holdings, Inc. (I)	848	7,030
Pier 1 Imports, Inc.	50,982	837,634
RadioShack Corp. (L)	7,908	30,367

The accompanying notes are an integral part of the financial statements.

152

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Specialty Retail (continued)
Rent-A-Center, Inc.	7,599	$256,390
Shoe Carnival, Inc.	3,229	69,391
Sonic Automotive, Inc. (L)	1,500	20,505
Stage Stores, Inc. (L)	5,877	107,667
Stein Mart, Inc. (I)	4,251	33,795
Systemax, Inc. (I)	1,683	19,893
The Children’s Place Retail Stores, Inc. (I)(L)	600	29,898
The Finish Line, Inc., Class A (L)	36,806	769,613
The Men’s Wearhouse, Inc. (L)	7,100	199,794
The Wet Seal, Inc., Class A (I)(L)	5,693	17,990
West Marine, Inc. (I)	4,205	49,409
Zale Corp. (I)(L)	5,800	15,602

		8,206,813
Textiles, Apparel & Luxury Goods - 1.0%
Carter’s, Inc. (I)	2,214	116,456
Charles & Colvard, Ltd. (I)	343	1,293
Culp, Inc.	130	1,333
Delta Apparel, Inc. (I)	500	6,830
G-III Apparel Group, Ltd. (I)	1,800	42,642
Heelys, Inc. (I)	2,094	4,000
Iconix Brand Group, Inc. (I)(L)	8,941	156,199
K-Swiss, Inc., Class A (I)	4,879	15,027
Kenneth Cole Productions, Inc., Class A (I)	1,500	22,575
Lacrosse Footwear, Inc.	979	10,661
Lakeland Industries, Inc. (I)	1,110	7,848
Maidenform Brands, Inc. (I)	480	9,562
Movado Group, Inc.	3,138	78,513
Perry Ellis International, Inc. (I)	2,800	58,100
PVH Corp.	8,624	670,861
Quiksilver, Inc. (I)	24,200	56,386
RG Barry Corp.	537	7,298
Rocky Brands, Inc. (I)	1,478	19,495
Skechers U.S.A., Inc., Class A (I)	5,966	121,527
Tandy Brands Accessories, Inc. (I)	300	435
The Jones Group, Inc.	12,700	121,412
Unifi, Inc. (I)	3,647	41,321

		1,569,774

		24,598,266
Consumer Staples - 3.7%
Beverages - 0.2%
Central European Distribution Corp. (I)(L)	6,619	18,930
Coca-Cola Bottling Company Consolidated	632	40,625
Constellation Brands, Inc., Class A (I)	9,374	253,660
Craft Brewers Alliance, Inc. (I)	2,909	23,796
MGP Ingredients, Inc.	2,764	8,872

		345,883
Food & Staples Retailing - 1.0%
Ingles Markets, Inc.	2,425	38,873
Nash Finch Company	2,050	44,034
Safeway, Inc.	1,297	23,541
Spartan Stores, Inc.	3,767	68,296
SUPERVALU, Inc. (L)	22,152	114,747
Susser Holdings Corp. (I)(L)	3,144	116,862
The Andersons, Inc. (L)	2,523	107,631
The Pantry, Inc. (I)	3,699	54,375
United Natural Foods, Inc. (I)	15,986	876,992
Weis Markets, Inc.	2,432	108,273

		1,553,624
Food Products - 2.0%
Alico, Inc.	341	10,414
Cal-Maine Foods, Inc.	600	23,460
Chiquita Brands International, Inc. (I)(L)	7,667	38,335
Darling International, Inc. (I)(L)	300	4,947
Diamond Foods, Inc. (L)	800	14,272
Dole Food Company, Inc. (I)(L)	12,705	111,550
Farmer Brothers Company (I)	1,033	8,223
Fresh Del Monte Produce, Inc.	9,412	220,900
Ingredion, Inc.	14,559	720,962
Omega Protein Corp. (I)	4,487	33,024
Pilgrim’s Pride Corp. (I)	735	5,255
Ralcorp Holdings, Inc. (I)	2,176	145,226
Seneca Foods Corp., Class A (I)	1,409	37,902
Smart Balance, Inc. (I)	9,489	89,102
Smithfield Foods, Inc. (I)	21,963	475,060
Snyders-Lance, Inc.	1,477	37,265
The Hain Celestial Group, Inc. (I)	6,737	370,804
Tootsie Roll Industries, Inc. (L)	196	4,677
TreeHouse Foods, Inc. (I)(L)	11,457	713,657

		3,065,035
Household Products - 0.2%
Central Garden & Pet Company (I)	2,553	26,500
Central Garden & Pet Company, Class A (I)	6,081	66,222
Oil-Dri Corp of America	531	11,629
Orchids Paper Products Company	100	1,768
Spectrum Brands Holdings, Inc. (I)	7,513	244,698

		350,817
Personal Products - 0.1%
CCA Industries, Inc.	1,277	4,980
Inter Parfums, Inc.	1,132	19,550
Mannatech Inc (I)	276	1,913
Natural Alternatives International, Inc. (I)	200	1,538
Nutraceutical International Corp. (I)	2,093	31,918
Prestige Brands Holdings, Inc. (I)(L)	9,377	148,250

		208,149
Tobacco - 0.2%
Alliance One International, Inc. (I)(L)	14,184	49,077
Universal Corp. (L)	3,597	166,649

		215,726

		5,739,234
Energy - 6.7%
Energy Equipment & Services - 4.0%
Basic Energy Services, Inc. (I)(L)	8,104	83,633
Bolt Technology Corp.	1,328	19,933
Bristow Group, Inc.	5,929	241,132
Cal Dive International, Inc. (I)(L)	12,162	35,270
Dawson Geophysical Company (I)	1,653	39,374
Dresser-Rand Group, Inc. (I)(L)	14,658	652,867
ENGlobal Corp. (I)	5,500	8,250
Exterran Holdings, Inc. (I)(L)	8,722	111,206
Global Geophysical Services, Inc. (I)	4,342	26,573
Gulf Islands Fabrication, Inc. (L)	3,019	85,166
Gulfmark Offshore, Inc., Class A (I)	4,500	153,180
Helix Energy Solutions Group, Inc. (I)	16,579	272,061
Hercules Offshore, Inc. (I)	20,985	74,287
Hornbeck Offshore Services, Inc. (I)(L)	5,300	205,534
Key Energy Services, Inc. (I)	4,235	32,186
Lufkin Industries, Inc. (L)	8,606	467,478
Matrix Service Company (I)	2,183	24,777
Mitcham Industries, Inc. (I)	2,431	41,254
Nabors Industries, Ltd. (I)	14,264	205,402
Natural Gas Services Group, Inc. (I)	2,620	38,828
Newpark Resources, Inc. (I)(L)	12,359	72,918

The accompanying notes are an integral part of the financial statements.

153

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Energy Equipment & Services (continued)
Oceaneering International, Inc.	15,509	$742,261
Oil States International, Inc. (I)	10,441	691,194
Parker Drilling Company (I)	21,964	99,058
Patterson-UTI Energy, Inc.	23,367	340,224
PHI, Inc. (I)	3,660	101,785
Pioneer Drilling Company (I)	13,400	106,798
Rowan Companies PLC (I)	12,819	414,438
SEACOR Holdings, Inc. (I)	2,593	231,762
Tesco Corp. (I)	105	1,260
Tetra Technologies, Inc. (I)(L)	9,546	68,063
TGC Industries, Inc. (I)	2,434	23,634
Tidewater, Inc.	5,564	257,947
Union Drilling, Inc. (I)	5,429	24,322
Unit Corp. (I)	4,557	168,108
Willbros Group, Inc. (I)	5,700	36,822

		6,198,985
Oil, Gas & Consumable Fuels - 2.7%
Adams Resources & Energy, Inc.	101	4,234
Alon USA Energy, Inc.	7,477	63,255
Approach Resources, Inc. (I)(L)	510	13,025
Berry Petroleum Company, Class A (L)	759	30,102
Bill Barrett Corp. (I)(L)	3,100	66,402
Biofuel Energy Corp. (I)	57	203
BPZ Resources, Inc. (I)(L)	7,731	19,559
Callon Petroleum Company (I)	70	298
Clayton Williams Energy, Inc. (I)	538	26,028
Cloud Peak Energy, Inc. (I)(L)	500	8,455
Comstock Resources, Inc. (I)(L)	5,875	96,468
Contango Oil & Gas Company (I)(L)	600	35,520
CREDO Petroleum Corp. (I)	175	2,532
Crimson Exploration, Inc. (I)	4,217	19,356
Crosstex Energy, Inc. (L)	4,024	56,336
CVR Energy, Inc. (I)	12,800	0
Delek US Holdings, Inc.	9,835	172,998
DHT Holdings, Inc.	13,721	8,567
Double Eagle Petroleum &
Mining Company (I)	2,117	9,272
Endeavour International Corp. (I)	2,157	18,119
Energen Corp.	14,011	632,316
Energy Partners, Ltd. (I)	9,082	153,486
Forest Oil Corp. (I)	2,153	15,781
GeoResources, Inc. (I)	1,109	40,600
Green Plains Renewable Energy, Inc. (I)(L)	7,544	47,075
Harvest Natural Resources, Inc. (I)(L)	5,978	51,112
HKN, Inc. (I)	1,950	4,622
Magnum Hunter Resources Corp. (I)	4,880	20,398
Overseas Shipholding Group, Inc. (L)	4,700	52,217
PDC Energy, Inc. (I)	3,720	91,214
Penn Virginia Corp. (L)	7,585	55,674
Petroquest Energy, Inc. (I)	4,800	24,000
Plains Exploration & Production Company (I)	8,656	304,518
Rex Energy Corp. (I)	3,448	38,652
Rosetta Resources, Inc. (I)	16,110	590,270
SemGroup Corp., Class A (I)	157	5,013
Ship Finance International, Ltd. (L)	2,088	32,635
Stone Energy Corp. (I)	1,923	48,729
Swift Energy Company (I)(L)	5,094	94,799
Teekay Corp.	3,690	108,043
Tesoro Corp. (I)	20,200	504,192
Triangle Petroleum Corp. (I)(L)	3,129	17,460
USEC, Inc. (I)(L)	18,439	18,255
Vaalco Energy, Inc. (I)(L)	5,471	47,215
Warren Resources, Inc. (I)	3,681	8,834
Western Refining, Inc.	20,442	455,243

		4,113,082

		10,312,067
Financials - 22.2%
Capital Markets - 1.7%
Affiliated Managers Group, Inc. (I)	5,969	653,307
American Capital, Ltd. (I)	55,500	558,885
Calamos Asset Management, Inc.	1,584	18,137
Capital Southwest Corp.	848	87,208
Cowen Group, Inc., Class A (I)	1,830	4,868
E*TRADE Financial Corp. (I)	17,069	137,235
Edelman Financial Group, Inc.	1,576	13,711
Evercore Partners, Inc., Class A	22,144	517,948
FirstCity Financial Corp. (I)	2,100	18,165
GFI Group, Inc. (L)	8,390	29,868
Harris & Harris Group, Inc. (I)	5,338	20,284
INTL FCStone, Inc. (I)	258	4,992
Investment Technology Group, Inc. (I)	2,461	22,641
Janus Capital Group, Inc. (L)	1,739	13,599
Jefferies Group, Inc.	1,073	13,938
JMP Group, Inc.	3,000	18,540
Knight Capital Group, Inc., Class A (I)	8,089	96,583
Legg Mason, Inc.	9,203	242,683
MCG Capital Corp.	14,059	64,671
Medallion Financial Corp.	2,675	28,409
Oppenheimer Holdings, Inc., Class A	488	7,671
Penson Worldwide, Inc. (I)(L)	5,366	821
Piper Jaffray Companies (I)(L)	800	18,744
Safeguard Scientifics, Inc. (I)	2,897	44,846
SWS Group, Inc. (L)	6,700	35,711

		2,673,465
Commercial Banks - 8.0%
1st Source Corp.	3,630	82,038
1st United Bancorp, Inc. (I)	1,425	8,849
Ameris Bancorp (I)(L)	3,487	43,936
Arrow Financial Corp.	200	4,834
Associated Banc-Corp.	11,775	155,312
BancFirst Corp.	500	20,955
Bancorp, Inc. (I)	4,862	45,946
BancTrust Financial Group, Inc. (I)	4,650	13,904
Banner Corp.	1,837	40,249
BBCN Bancorp, Inc. (I)	8,868	96,573
Boston Private Financial Holdings, Inc. (L)	9,773	87,273
Bryn Mawr Bank Corp. (L)	774	16,308
Camden National Corp.	601	22,009
Capital City Bank Group, Inc.	3,946	29,082
CapitalSource, Inc.	8,310	55,843
Cardinal Financial Corp.	5,843	71,752
Cathay General Bancorp	11,418	188,511
Center Bancorp, Inc. (L)	2,875	32,344
Centerstate Banks, Inc.	1,287	9,202
Central Pacific Financial Corp. (I)	201	2,838
Chemical Financial Corp.	3,570	76,755
City Holding Company (L)	1,035	34,869
CNB Financial Corp.	67	1,093
CoBiz Financial, Inc.	5,646	35,344
Columbia Banking System, Inc. (L)	4,235	79,703
Commerce Bancshares, Inc.	14,806	561,147
Community Bank Systems, Inc.	1,500	40,680
Community Trust Bancorp, Inc.	1,441	48,259
CVB Financial Corp. (L)	72,863	848,854
East West Bancorp, Inc.	36,537	857,158
Encore Bancshares, Inc. (I)	2,368	48,852

The accompanying notes are an integral part of the financial statements.

154

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
Enterprise Financial Services Corp.	2,969	$32,540
Fidelity Southern Corp.	1,581	13,660
Financial Institutions, Inc.	1,481	24,999
First Bancorp Troy NC	3,559	31,640
First Busey Corp.	5,897	28,483
First California Financial Group, Inc. (I)	324	2,229
First Commonwealth Financial Corp. (L)	15,940	107,276
First Community Bancshares, Inc.	1,888	27,244
First Financial Bancorp	1,900	30,362
First Financial Corp./Indiana	1,220	35,380
First Horizon National Corp. (L)	1,436	12,421
First Interstate Bancsystem, Inc.	578	8,231
First Merchants Corp.	4,925	61,366
First Midwest Bancorp, Inc. (L)	11,000	120,780
First Niagara Financial Group, Inc.	19,877	152,059
First South Bancorp, Inc. (I)	1,628	6,593
FirstMerit Corp. (L)	2,254	37,236
FNB Corp. (L)	75,767	823,587
German American Bancorp, Inc.	509	10,435
Glacier Bancorp, Inc.	3,300	51,117
Great Southern Bancorp, Inc.	1,037	28,600
Greene County Bancshares, Inc. (I)	2,987	4,958
Hanmi Financial Corp. (I)	1,473	15,437
Heartland Financial USA, Inc.	1,235	29,640
Heritage Commerce Corp. (I)	2,996	19,474
Heritage Financial Corp. (L)	378	5,538
Hudson Valley Holding Corp.	677	12,254
IBERIABANK Corp. (L)	930	46,919
Independent Bank Corp. - MA (L)	2,831	82,694
Independent Bank Corp. - Michigan (I)	206	517
International Bancshares Corp.	8,607	168,009
Intervest Bancshares Corp. (I)	1,311	5,021
Lakeland Bancorp, Inc.	3,795	39,923
Lakeland Financial Corp.	2,380	63,855
Macatawa Bank Corp. (I)(L)	8,394	28,624
MainSource Financial Group, Inc.	4,125	48,799
MB Financial, Inc.	8,647	186,256
MBT Financial Corp. (I)	3,023	8,313
Mercantile Bank Corp. (I)	1,266	23,358
Metro Bancorp, Inc. (I)	709	8,529
Midsouth Bancorp, Inc.	91	1,281
National Penn Bancshares, Inc. (L)	20,821	199,257
NBT Bancorp, Inc. (L)	1,200	25,908
NewBridge Bancorp. (I)	1,494	6,544
North Valley Bancorp (I)	244	3,218
Old National Bancorp	11,100	133,311
Old Second Bancorp, Inc. (I)(L)	2,721	3,537
OmniAmerican Bancorp, Inc. (I)	1,342	28,759
Oriental Financial Group, Inc.	6,515	72,186
Pacific Continental Corp.	424	3,761
Pacific Mercantile Bancorp (I)	2,510	17,344
PacWest Bancorp	1,300	30,771
Park Sterling Corp. (I)	610	2,873
Peoples Bancorp, Inc.	2,153	47,323
Pinnacle Financial Partners, Inc. (I)	6,152	120,026
Popular, Inc. (I)	8,133	135,087
Preferred Bank/Los Angeles CA (I)	220	2,939
PrivateBancorp, Inc. (L)	1,300	19,188
Renasant Corp.	4,209	66,123
Republic Bancorp, Inc., Class A (L)	927	20,626
S&T Bancorp, Inc.	2,124	39,230
Sandy Spring Bancorp, Inc.	3,480	62,640
SCBT Financial Corp.	1,053	37,118
Seacoast Banking Corp. of Florida (I)	1,900	2,869
Sierra Bancorp	1,489	14,741
Simmons First National Corp., Class A (L)	1,196	27,807
Somerset Hills Bancorp	315	2,615
Southern Community Financial Corp. (I)	3,274	10,346
Southside Bancshares, Inc.	1,313	29,516
Southwest Bancorp, Inc. (I)	4,604	43,324
StellarOne Corp.	4,142	51,692
Sterling Bancorp	2,183	21,786
Sun Bancorp, Inc. (I)	4,742	12,803
Susquehanna Bancshares, Inc.	111,545	1,148,914
Synovus Financial Corp. (L)	77,839	154,121
Taylor Capital Group, Inc. (I)	1,999	32,764
TCF Financial Corp.	246	2,824
Texas Capital Bancshares, Inc. (I)(L)	19,424	784,535
TIB Financial Corp. (I)	332	3,662
Tompkins Financial Corp.	308	11,605
TowneBank	2,773	38,819
TriCo Bancshares	800	12,320
Trustmark Corp. (L)	2,386	58,409
UMB Financial Corp. (L)	653	33,453
Umpqua Holdings Corp. (L)	18,568	244,355
Union First Market Bankshares Corp.	3,984	57,569
United Bankshares, Inc.	100	2,588
United Community Banks, Inc. (I)	1,744	14,946
Univest Corp. of Pennsylvania	1,571	25,969
Virginia Commerce Bancorp, Inc. (I)	5,893	49,678
Washington Banking Company	2,041	28,370
Washington Trust Bancorp, Inc.	2,598	63,339
Webster Financial Corp.	4,509	97,665
WesBanco, Inc.	4,870	103,536
West Bancorp, Inc.	486	4,622
West Coast Bancorp (I)	1,945	38,219
Western Alliance Bancorp (I)	11,898	111,365
Wilshire Bancorp, Inc. (I)	3,502	19,191
Wintrust Financial Corp. (L)	27,463	974,937
Yadkin Valley Financial Corp. (I)	3,532	9,360
Zions Bancorporation	44,389	862,034

		12,390,546
Consumer Finance - 0.2%
Cash America International, Inc. (L)	3,600	158,544
Nelnet, Inc., Class A	4,156	95,588
The First Marblehead Corp. (I)(L)	8,341	9,759

		263,891
Diversified Financial Services - 0.5%
Interactive Brokers Group, Inc., Class A	1,200	17,664
Marlin Business Services Corp.	1,698	27,830
MicroFinancial, Inc.	400	3,240
NewStar Financial, Inc. (I)	11,166	144,711
PHH Corp. (I)(L)	8,966	156,726
PICO Holdings, Inc. (I)	1,320	29,581
Resource America, Inc.	3,450	22,011
The NASDAQ OMX Group, Inc.	18,187	412,299

		814,062
Insurance - 7.8%
21st Century Holding Company (I)	1,090	4,360
Allied World Assurance
Company Holdings, Ltd.	4,400	349,668
Alterra Capital Holdings, Ltd. (L)	10,867	253,744
American Equity Investment Life
Holding Company (L)	9,878	108,757
American Financial Group, Inc.	33,799	1,325,935
American National Insurance Company	2,350	167,485
American Safety Insurance Holdings, Ltd. (I)	2,154	40,388
AMERISAFE, Inc. (I)	2,300	59,685

The accompanying notes are an integral part of the financial statements.

155

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
Argo Group International Holdings, Ltd.	4,728	$138,389
Arthur J. Gallagher & Company	24,158	847,221
Aspen Insurance Holdings, Ltd.	11,100	320,790
Assurant, Inc.	10,606	369,513
Assured Guaranty, Ltd.	21,318	300,584
Axis Capital Holdings, Ltd.	11,512	374,716
Citizens, Inc., Class A (I)(L)	1,924	18,759
CNO Financial Group, Inc.	40,256	313,997
Donegal Group, Inc.	3,550	47,144
Eastern Insurance Holdings, Inc.	2,342	39,814
EMC Insurance Group, Inc.	1,920	38,784
Employers Holdings, Inc.	1,400	25,256
Endurance Specialty Holdings, Ltd.	6,600	252,912
Enstar Group, Ltd. (I)	1,114	110,219
FBL Financial Group, Inc., Class A	4,934	138,201
First Acceptance Corp. (I)	7,986	10,701
First American Financial Corp.	11,608	196,872
Flagstone Reinsurance Holdings SA	11,831	94,766
Genworth Financial, Inc., Class A (I)	28,947	163,840
Global Indemnity PLC (I)	2,945	59,636
Greenlight Capital Re, Ltd., Class A (I)	1,300	33,046
Hallmark Financial Services, Inc. (I)	4,008	31,262
Hilltop Holdings, Inc. (I)	10,034	103,451
Homeowners Choice, Inc.	1,229	21,630
Horace Mann Educators Corp.	6,694	117,011
Independence Holding Company	3,958	38,986
Kemper Corp.	9,673	297,445
Maiden Holdings, Ltd.	5,125	44,485
Markel Corp. (I)	1,694	748,240
MBIA, Inc. (I)(L)	13,449	145,384
Meadowbrook Insurance Group, Inc.	8,411	73,933
Montpelier Re Holdings, Ltd.	10,711	228,037
National Financial Partners Corp. (I)(L)	7,720	103,448
National Interstate Corp.	944	25,101
Old Republic International Corp.	30,416	252,149
OneBeacon Insurance Group, Ltd. (L)	2,200	28,644
PartnerRe, Ltd.	5,414	409,677
Platinum Underwriters Holdings, Ltd. (L)	5,800	220,980
Presidential Life Corp.	606	5,957
Primerica, Inc.	140	3,742
Protective Life Corp. (L)	5,969	175,548
Reinsurance Group of America, Inc.	9,576	509,539
RLI Corp.	248	16,914
Safety Insurance Group, Inc.	1,810	73,558
SeaBright Holdings, Inc.	3,501	31,124
Selective Insurance Group, Inc.	5,508	95,894
StanCorp Financial Group, Inc. (L)	5,033	187,026
State Auto Financial Corp.	4,187	58,827
Stewart Information Services Corp.	3,766	57,808
Symetra Financial Corp.	353	4,455
The Hanover Insurance Group, Inc.	5,700	223,041
The Navigators Group, Inc. (I)	2,206	110,410
The Phoenix Companies, Inc. (I)	21,638	40,030
Tower Group, Inc. (L)	5,416	113,032
United Fire Group, Inc.	2,908	62,028
Universal Insurance Holdings, Inc.	3,586	12,228
Validus Holdings, Ltd.	9,357	299,705
W.R. Berkley Corp.	21,529	837,909

		12,013,820
Real Estate Investment Trusts - 2.1%
DCT Industrial Trust, Inc. (L)	145,100	914,130
Douglas Emmett, Inc.	34,400	794,640
Education Realty Trust, Inc. (L)	70,300	778,924
LaSalle Hotel Properties	27,991	815,658

		3,303,352
Real Estate Management & Development - 0.7%
Alexander & Baldwin, Inc. (I)(L)	6,896	367,212
AV Homes, Inc. (I)	2,398	34,963
Consolidated-Tomoka Land Company	500	14,390
Forestar Group, Inc. (I)(L)	1,413	18,101
Jones Lang LaSalle, Inc.	8,539	600,889
Thomas Properties Group, Inc.	4,109	22,353
ZipRealty, Inc. (I)	900	1,314

		1,059,222
Thrifts & Mortgage Finance - 1.2%
Astoria Financial Corp. (L)	11,661	114,278
Atlantic Coast Financial Corp. (I)	105	243
Bank Mutual Corp.	4,606	20,312
Bankatlantic Bancorp, Inc. (I)	879	4,852
BankFinancial Corp.	4,835	36,408
Beneficial Mutual Bancorp, Inc. (I)	1,544	13,325
Berkshire Hill Bancorp, Inc.	3,823	84,106
BofI Holding, Inc. (I)	2,469	48,787
Brookline Bancorp, Inc.	6,258	55,383
Cape Bancorp, Inc. (I)	551	4,579
Dime Community Bancshares	3,131	41,611
Doral Financial Corp. (I)	5,700	8,550
ESSA Bancorp, Inc.	2,461	26,579
Federal Agricultural
Mortgage Corp., Class C (L)	1,713	44,932
First Defiance Financial Corp.	1,620	27,734
First Financial Holdings, Inc.	3,484	37,348
First Financial Northwest, Inc. (I)(L)	2,425	19,691
First PacTrust Bancorp, Inc.	290	3,439
First Place Financial Corp. (I)	400	248
Flushing Financial Corp.	4,247	57,887
Fox Chase Bancorp, Inc.	362	5,227
Hampden Bancorp, Inc.	1,142	14,777
Home Bancorp, Inc. (I)	527	9,028
Home Federal Bancorp, Inc.	2,355	24,728
Hopfed Bancorp, Inc.	416	2,875
Hudson City Bancorp, Inc.	14,066	89,600
Kaiser Federal Financial Group, Inc.	1,732	25,599
Louisiana Bancorp, Inc. (I)	100	1,600
Meridian Interstate Bancorp, Inc. (I)	2,279	31,724
MGIC Investment Corp. (I)(L)	23,698	68,250
New England Bancshares, Inc.	100	1,340
Northeast Community Bancorp, Inc.	1,932	10,182
Northfield Bancorp, Inc. (L)	2,264	32,171
Northwest Bancshares, Inc.	3,468	40,610
OceanFirst Financial Corp.	1,700	24,412
Oritani Financial Corp.	249	3,583
People’s United Financial, Inc. (L)	25,092	291,318
Provident Financial Holdings, Inc.	1,778	20,500
Provident Financial Services, Inc.	8,451	129,723
Provident New York Bancorp	201	1,526
Radian Group, Inc. (L)	18,184	59,825
Riverview Bancorp, Inc. (I)	917	1,146
Rockville Financial, Inc.	1,699	19,657
Roma Financial Corp.	204	1,738
Territorial Bancorp, Inc.	405	9,222
TierOne Corp. (I)	2,328	1
Tree.com, Inc. (I)	2,270	25,969
TrustCo Bank Corp.	2,903	15,850
United Financial Bancorp, Inc.	2,387	34,325
ViewPoint Financial Group	2,600	40,664

The accompanying notes are an integral part of the financial statements.

156

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Thrifts & Mortgage Finance (continued)
Walker & Dunlop, Inc. (I)	160	$2,056
Washington Federal, Inc.	9,681	163,512
Waterstone Financial, Inc. (I)	2,000	7,600
Westfield Financial, Inc.	4,152	30,310
WSFS Financial Corp.	53	2,142

		1,893,082

		34,411,440
Health Care - 8.8%
Biotechnology - 0.6%
AMAG Pharmaceuticals, Inc. (I)	202	3,111
Astex Pharmaceuticals (I)	6,662	13,924
Celldex Therapeutics, Inc. (I)(L)	5,264	27,320
Cubist Pharmaceuticals, Inc. (I)	20,518	777,837
Emergent Biosolutions, Inc. (I)	700	10,605
Enzon Pharmaceuticals, Inc. (I)	200	1,374
Infinity Pharmaceuticals, Inc. (I)	306	4,149
Maxygen, Inc. (I)	5,405	32,214
MediciNova, Inc. (I)	1,406	2,292
Myriad Pharmaceuticals, Inc. (I)	3,408	8,895
Repligen Corp. (I)	1,386	5,960
Synageva BioPharma Corp. (I)	769	31,191

		918,872
Health Care Equipment & Supplies - 1.8%
Accuray, Inc. (I)	1,712	11,710
Alere, Inc. (I)	12,975	252,234
Alphatec Holdings, Inc. (I)	8,403	15,462
Analogic Corp.	600	37,200
AngioDynamics, Inc. (I)	4,195	50,382
Anika Therapeutics, Inc. (I)	3,350	45,527
Cantel Medical Corp.	3,429	93,440
CONMED Corp.	3,500	96,845
CryoLife, Inc. (I)	1,800	9,414
Cutera, Inc. (I)	2,853	20,527
Cynosure, Inc. (I)	2,139	45,240
Digirad Corp. (I)	3,100	6,851
Exactech, Inc. (I)	1,003	16,820
Greatbatch, Inc. (I)	3,939	89,455
Hologic, Inc. (I)	9,831	177,351
Invacare Corp.	4,327	66,766
IRIS International, Inc. (I)	988	11,164
LeMaitre Vascular, Inc.	1,115	6,690
Medical Action Industries, Inc. (I)	1,293	4,500
Merit Medical Systems, Inc. (I)	800	11,048
Misonix, Inc. (I)	500	1,170
Natus Medical, Inc. (I)	2,778	32,280
NuVasive, Inc. (I)	150	3,804
Palomar Medical Technologies, Inc. (I)	1,177	10,005
Rochester Medical Corp. (I)	866	9,318
RTI Biologics, Inc. (I)	12,463	46,861
Solta Medical, Inc. (I)	5,159	15,116
SurModics, Inc. (I)	1,476	25,535
Symmetry Medical, Inc. (I)	6,511	55,864
Teleflex, Inc.	14,685	894,463
The Cooper Companies, Inc.	5,291	422,010
TranS1, Inc. (I)	1,881	4,665
West Pharmaceutical Services, Inc. (L)	200	10,098
Wright Medical Group, Inc. (I)(L)	5,600	119,560
Young Innovations, Inc.	679	23,419

		2,742,794
Health Care Providers & Services - 4.0%
Almost Family, Inc. (I)	685	15,303
Amedisys, Inc. (I)	1,941	24,165
AMERIGROUP Corp. (I)(L)	12,651	833,827
AMN Healthcare Services, Inc. (I)	4,149	24,604
Amsurg Corp. (I)(L)	36,843	1,104,553
Assisted Living Concepts, Inc.	3,648	51,875
BioScrip, Inc. (I)	4,926	36,600
Capital Senior Living Corp. (I)	5,538	58,703
CardioNet, Inc. (I)	481	976
Community Health Systems, Inc. (I)	11,400	319,542
Coventry Health Care, Inc.	20,100	638,979
Cross Country Healthcare, Inc. (I)	2,192	9,579
Dynacq Healthcare, Inc. (I)	600	315
ExamWorks Group, Inc. (I)	360	4,763
Five Star Quality Care, Inc. (I)	8,754	26,875
Gentiva Health Services, Inc. (I)(L)	20,323	140,838
Hanger Orthopedic Group, Inc. (I)	1,700	43,588
Healthways, Inc. (I)	5,277	42,110
Integramed America, Inc. (I)	1,539	21,315
IPC The Hospitalist Company, Inc. (I)	16,215	734,864
Kindred Healthcare, Inc. (I)(L)	3,757	36,931
LHC Group, Inc. (I)	1,308	22,184
LifePoint Hospitals, Inc. (I)	5,943	243,544
Magellan Health Services, Inc. (I)	1,300	58,929
MedCath Corp.	3,806	28,431
Molina Healthcare, Inc. (I)(L)	5,413	126,989
National Healthcare Corp. (L)	855	38,672
Omnicare, Inc.	10,905	340,563
Owens & Minor, Inc. (L)	234	7,167
PDI, Inc. (I)	619	5,101
PharMerica Corp. (I)	3,833	41,856
Select Medical Holdings Corp. (I)(L)	2,945	29,774
Skilled Healthcare Group, Inc. (I)(L)	815	5,118
Sun Healthcare Group, Inc. (I)	2,633	22,038
SunLink Health Systems, Inc. (I)	100	120
The Ensign Group, Inc.	358	10,121
The Providence Service Corp. (I)	1,220	16,726
Triple-S Management Corp., Class B (I)(L)	3,459	63,231
Universal American Corp. (I)	12,514	131,772
Universal Health Services, Inc., Class B	18,529	799,712
WellCare Health Plans, Inc. (I)	114	6,042

		6,168,395
Health Care Technology - 0.1%
Arrhythmia Research Technology, Inc.	200	592
MedAssets, Inc. (I)	5,638	75,831
Omnicell, Inc. (I)(L)	5,212	76,304

		152,727
Life Sciences Tools & Services - 0.9%
Affymetrix, Inc. (I)(L)	11,100	52,059
Albany Molecular Research, Inc. (I)	1,700	4,335
Bio-Rad Laboratories, Inc., Class A (I)	6,762	676,268
BioClinica, Inc. (I)	3,000	14,490
Cambrex Corp. (I)	6,472	60,902
Charles River
Laboratories International, Inc. (I)	18,567	608,255
Enzo Biochem, Inc. (I)	4,047	6,758
eResearch Technology, Inc. (I)	1,261	10,075
Harvard Bioscience, Inc. (I)	6,562	24,739

		1,457,881
Pharmaceuticals - 1.4%
Cumberland Pharmaceuticals, Inc. (I)	956	6,176
Endo Pharmaceuticals Holdings, Inc. (I)	21,083	653,151
FRD Acquisition Company (I)	5,160	10,939
Hi-Tech Pharmacal Company, Inc. (I)	800	25,920
KV Pharmaceutical Company, Class A (I)(L)	4,807	2,596

The accompanying notes are an integral part of the financial statements.

157

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Pharmaceuticals (continued)
Lannett Company, Inc. (I)	4,175	$17,702
Pozen, Inc. (I)(L)	2,238	13,965
Questcor Pharmaceuticals, Inc. (I)(L)	20,906	1,113,035
SciClone Pharmaceuticals, Inc. (I)(L)	300	2,103
ViroPharma, Inc. (I)(L)	12,380	293,406

		2,138,993

		13,579,662
Industrials - 16.2%
Aerospace & Defense - 1.5%
AAR Corp.	6,609	89,089
Aerovironment, Inc. (I)(L)	24,801	652,514
Allied Defense Group, Inc. (I)	1,300	4,095
Ceradyne, Inc. (L)	4,747	121,761
CPI Aerostructures, Inc. (I)	966	10,626
Cubic Corp.	400	19,232
Curtiss-Wright Corp.	6,151	190,989
DigitalGlobe, Inc. (I)	10	152
Ducommun, Inc. (I)	2,274	22,308
Esterline Technologies Corp. (I)	4,048	252,393
Exelis, Inc.	3,235	31,897
GeoEye, Inc. (I)(L)	682	10,557
Huntington Ingalls Industries, Inc. (I)	1,913	76,979
Innovative Solutions & Support, Inc. (I)	2,300	7,567
Kratos Defense &
Security Solutions, Inc. (I)(L)	2,919	17,047
LMI Aerospace, Inc. (I)	2,295	39,887
Moog, Inc., Class A (I)	117	4,838
Orbital Sciences Corp., Class A (I)	1,140	14,729
SIFCO Industries, Inc.	1,000	22,980
Sparton Corp. (I)	2,053	20,325
Sypris Solutions, Inc.	1,826	12,727
Triumph Group, Inc. (L)	13,166	740,851

		2,363,543
Air Freight & Logistics - 0.5%
Air Transport Services Group, Inc. (I)	11,029	57,351
Atlas Air Worldwide Holdings, Inc. (I)	3,546	154,286
Pacer International, Inc. (I)	3,311	17,946
UTi Worldwide, Inc.	39,969	583,947
XPO Logistics, Inc. (I)	800	13,440

		826,970
Airlines - 0.2%
Hawaiian Holdings, Inc. (I)	4,150	27,017
JetBlue Airways Corp. (I)(L)	31,980	169,494
Republic Airways Holdings, Inc. (I)(L)	7,820	43,401
SkyWest, Inc.	7,577	49,478

		289,390
Building Products - 0.6%
Ameresco, Inc., Class A (I)	284	3,388
American Woodmark Corp.	1,592	27,223
Apogee Enterprises, Inc.	5,284	84,914
Builders FirstSource, Inc. (I)	300	1,422
Gibraltar Industries, Inc. (I)	5,765	59,841
Griffon Corp. (L)	10,738	92,132
Insteel Industries, Inc. (L)	2,944	32,826
Owens Corning, Inc. (I)	16,508	471,138
PGT, Inc. (I)	3,718	11,266
Quanex Building Products Corp.	2,439	43,609
Simpson Manufacturing Company, Inc.	1,100	32,461
Universal Forest Products, Inc. (L)	2,665	103,882
US Home Systems, Inc.	656	6,658

		970,760
Commercial Services & Supplies - 2.9%
ABM Industries, Inc. (L)	32,372	633,196
Acorn Energy, Inc.	1,776	14,776
American Reprographics Company (I)	4,684	23,561
Asset Acceptance Capital Corp. (I)	4,739	32,225
Asta Funding, Inc.	2,925	27,407
Casella Waste Systems, Inc., Class A (I)	2,118	12,390
CECO Environmental Corp.	1,115	8,809
Consolidated Graphics, Inc. (I)	1,633	47,439
Courier Corp.	1,704	22,578
Covanta Holding Corp.	4,663	79,970
Encore Capital Group, Inc. (I)	510	15,106
EnergySolutions, Inc. (I)	8,765	14,813
Ennis, Inc.	4,881	75,070
Fuel Tech, Inc. (I)	1,802	8,794
G&K Services, Inc., Class A	2,329	72,642
Interface, Inc. (L)	63,561	866,336
Intersections, Inc.	1,976	31,320
KAR Auction Services, Inc. (I)	1,347	23,155
Kimball International, Inc., Class B	4,427	34,088
McGrath RentCorp (L)	2,338	61,957
Metalico, Inc. (I)(L)	7,400	16,280
Mobile Mini, Inc. (I)(L)	6,846	98,582
Multi-Color Corp.	1,568	34,872
NL Industries, Inc.	368	4,589
Portfolio Recovery Associates, Inc. (I)	318	29,021
R.R. Donnelley & Sons Company (L)	432	5,085
Schawk, Inc., Class A	3,541	44,971
Standard Register Company	900	540
Steelcase, Inc., Class A (L)	9,558	86,309
Sykes Enterprises, Inc. (I)	3,354	53,530
Team, Inc. (I)(L)	26,422	823,838
Tetra Tech, Inc. (I)	1,400	36,512
The Geo Group, Inc. (I)	9,834	223,428
Unifirst Corp.	2,303	146,816
United Stationers, Inc. (L)	1,448	39,024
Versar, Inc. (I)	2,242	6,748
Viad Corp.	3,488	69,760
Virco Manufacturing Corp. (I)	1,200	1,944
Waste Connections, Inc. (L)	20,872	624,490

		4,451,971
Construction & Engineering - 0.9%
AECOM Technology Corp. (I)	6,538	107,550
Aegion Corp. (I)	1,700	30,413
Comfort Systems USA, Inc. (L)	3,567	35,741
Dycom Industries, Inc. (I)	9,107	169,481
EMCOR Group, Inc.	1,088	30,268
Granite Construction, Inc. (L)	3,865	100,915
Great Lakes Dredge & Dock Corp.	10,990	78,249
Integrated Electrical Services, Inc. (I)	620	1,699
Layne Christensen Company (I)	3,312	68,525
MasTec, Inc. (I)	689	10,363
Michael Baker Corp. (I)	499	13,019
MYR Group, Inc. (I)	1,887	32,192
Northwest Pipe Company (I)	1,600	38,816
Pike Electric Corp. (I)	4,803	37,079
Quanta Services, Inc. (I)	10,227	246,164
Sterling Construction Company, Inc. (I)	2,470	25,243
The Shaw Group, Inc. (I)	101	2,758
Tutor Perini Corp. (I)	8,135	103,070
URS Corp.	7,746	270,180

		1,401,725
Electrical Equipment - 0.9%
A123 Systems, Inc. (I)(L)	2,300	2,898

The accompanying notes are an integral part of the financial statements.

158

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Electrical Equipment (continued)
Allied Motion Technologies, Inc.	400	$2,400
AZZ, Inc.	400	24,504
Belden, Inc.	22,353	745,473
Brady Corp., Class A	6,100	167,811
Encore Wire Corp.	3,894	104,281
EnerSys, Inc. (I)	2,536	88,938
General Cable Corp. (I)(L)	4,481	116,237
Global Power Equipment Group, Inc.	423	9,238
LSI Industries, Inc.	4,131	29,413
Ocean Power Technologies, Inc. (I)	2,429	5,052
Orion Energy Systems, Inc. (I)	3,553	7,817
Powell Industries, Inc. (I)	1,015	37,920
PowerSecure International, Inc. (I)	3,120	15,538
SL Industries, Inc. (I)	1,600	21,104
Ultralife Corp. (I)	1,984	7,658

		1,386,282
Industrial Conglomerates - 0.0%
Standex International Corp.	859	36,568
Machinery - 4.8%
Accuride Corp. (I)	154	924
Actuant Corp., Class A	401	10,891
Alamo Group, Inc.	2,127	66,724
Albany International Corp., Class A	4,234	79,218
Altra Holdings, Inc.	302	4,766
American Railcar Industries, Inc. (I)	4,020	108,942
Ampco-Pittsburgh Corp.	1,644	30,135
Astec Industries, Inc. (I)	1,000	30,680
Barnes Group, Inc.	2,420	58,782
Briggs & Stratton Corp. (L)	7,292	127,537
Cascade Corp.	1,476	69,446
CIRCOR International, Inc. (L)	909	30,988
Columbus McKinnon Corp. (I)(L)	3,511	52,981
Douglas Dynamics, Inc.	1,634	23,285
Dynamic Materials Corp.	1,262	21,870
Energy Recovery, Inc. (I)	2,317	5,561
EnPro Industries, Inc. (I)(L)	2,641	98,694
ESCO Technologies, Inc.	2,576	93,869
Federal Signal Corp. (I)	11,813	68,988
Flow International Corp. (I)	6,450	20,318
FreightCar America, Inc.	1,748	40,152
Gardner Denver, Inc.	9,184	485,925
Gencor Industries, Inc. (I)	1,400	10,570
Greenbrier Companies, Inc. (I)(L)	4,803	84,437
Hardinge, Inc.	3,000	27,300
Harsco Corp.	1,756	35,787
Hurco Companies, Inc. (I)	1,492	30,571
IDEX Corp.	17,466	680,825
Kaydon Corp.	3,300	70,587
Key Technology, Inc. (I)	641	6,410
LB Foster Company	931	26,636
Lydall, Inc. (I)	2,409	32,570
Met-Pro Corp.	2,097	19,313
MFRI, Inc. (I)	1,100	7,744
Miller Industries, Inc.	2,386	38,009
Mueller Industries, Inc. (L)	1,648	70,188
Mueller Water Products, Inc.	19,856	68,702
NACCO Industries, Inc., Class A	1,100	127,875
NN, Inc. (I)	652	6,657
Oshkosh Corp. (I)	4,710	98,675
Terex Corp. (I)	6,553	116,840
Titan International, Inc. (L)	36,921	905,672
TriMas Corp. (I)	37,786	759,499
Trinity Industries, Inc.	35,582	888,838
Valmont Industries, Inc.	7,953	962,074
Watts Water Technologies, Inc., Class A	24,397	813,396

		7,419,851
Marine - 0.1%
Baltic Trading, Ltd.	980	3,371
Eagle Bulk Shipping, Inc. (I)(L)	3,351	10,590
Excel Maritime Carriers, Ltd. (I)(L)	15,211	8,442
Genco Shipping & Trading, Ltd. (I)	5,700	17,385
International Shipholding Corp.	848	15,993

		55,781
Professional Services - 0.6%
Barrett Business Services, Inc.	2,178	46,043
CBIZ, Inc. (I)(L)	9,052	53,769
CDI Corp.	3,270	53,628
CRA International, Inc. (I)	2,371	34,830
Franklin Covey Company (I)	3,500	35,840
FTI Consulting, Inc. (I)	997	28,664
GP Strategies Corp. (I)	3,946	72,883
Heidrick & Struggles International, Inc.	1,508	26,390
Hill International, Inc. (I)	3,347	10,710
Hudson Global, Inc. (I)	4,800	20,016
ICF International, Inc. (I)	1,848	44,056
Kelly Services, Inc., Class A (L)	5,507	71,095
Korn/Ferry International (I)	1,957	28,083
Manpower, Inc.	2,729	100,018
National Technical Systems, Inc. (I)	1,146	7,174
Navigant Consulting Company (I)(L)	6,495	82,097
On Assignment, Inc. (I)	9,160	146,194
RCM Technologies, Inc. (I)	300	1,662
Resources Connection, Inc.	3,333	40,996
The Dolan Company (I)	5,314	35,763
Volt Information Sciences, Inc. (I)	2,445	16,724
VSE Corp.	194	4,615

		961,250
Road & Rail - 1.7%
Amerco, Inc.	2,508	225,645
Arkansas Best Corp.	3,461	43,609
Avis Budget Group, Inc. (I)(L)	17,100	259,920
Celadon Group, Inc.	3,009	49,287
Covenant Transport, Inc. (I)	1,373	5,108
Frozen Food Express Industries (I)	800	880
Landstar System, Inc.	12,426	642,673
Marten Transport, Ltd.	3,706	78,790
Old Dominion Freight Line, Inc. (I)	17,963	777,618
P.A.M. Transportation Services, Inc.	2,046	19,744
RailAmerica, Inc. (I)	3,159	76,448
Roadrunner Transportation Systems, Inc. (I)	1,086	18,343
Ryder Systems, Inc.	6,900	248,469
Saia, Inc. (I)	2,642	57,833
Universal Truckload Services, Inc.	686	10,376
USA Truck, Inc. (I)(L)	2,076	9,778
Werner Enterprises, Inc. (L)	800	19,112

		2,543,633
Trading Companies & Distributors - 1.5%
Aceto Corp.	5,823	52,582
Aircastle, Ltd.	13,051	157,265
Beacon Roofing Supply, Inc. (I)(L)	38,067	960,050
CAI International, Inc. (I)	2,900	57,652
GATX Corp. (L)	7,598	292,523
H&E Equipment Services, Inc. (I)(L)	9,156	137,615
Interline Brands, Inc. (I)	5,656	141,796
KSW, Inc.	700	2,737
Lawson Products, Inc.	1,291	11,942

The accompanying notes are an integral part of the financial statements.

159

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Trading Companies & Distributors (continued)
Rush Enterprises, Inc., Class A (I)	1,300	$21,255
Rush Enterprises, Inc., Class B (I)	15,604	209,406
Seacube Container Leasing, Ltd.	527	8,996
TAL International Group, Inc. (L)	5,250	175,823
Titan Machinery, Inc. (I)	2,816	85,522
Willis Lease Finance Corp. (I)	406	5,002

		2,320,166

		25,027,890
Information Technology - 15.7%
Communications Equipment - 1.8%
ADTRAN, Inc. (L)	23,105	697,540
Anaren, Inc. (I)	1,881	36,868
Arris Group, Inc. (I)	18,453	256,681
Aviat Networks, Inc. (I)	10,732	30,050
Aware, Inc.	4,448	28,690
Bel Fuse, Inc., Class B	1,641	28,898
Black Box Corp.	2,530	72,611
Brocade Communications Systems, Inc. (I)	20,470	100,917
Calix, Inc. (I)	1,910	15,700
Cogo Group, Inc. (I)	344	605
Communications Systems, Inc.	1,800	20,106
Comtech Telecommunications Corp. (L)	3,221	92,056
Digi International, Inc. (I)	4,813	49,285
EchoStar Corp., Class A (I)	4,285	113,210
Emcore Corp. (I)	434	1,918
Emulex Corp. (I)	3,023	21,766
Extreme Networks, Inc. (I)	7,353	25,294
Globecomm Systems, Inc. (I)	5,296	53,701
Harmonic, Inc. (I)	6,801	28,972
JDS Uniphase Corp. (I)	61,340	674,740
KVH Industries, Inc. (I)	2,778	34,725
NETGEAR, Inc. (I)(L)	489	16,875
Network Engines, Inc. (I)	7,300	10,293
Oplink Communications, Inc. (I)	3,231	43,715
OpNext, Inc. (I)	12,000	15,120
Optical Cable Corp.	931	4,190
Performance Technologies, Inc. (I)	2,000	4,480
Relm Wireless Corp. (I)	2,100	3,297
Sonus Networks, Inc. (I)	5,300	11,395
Sycamore Networks, Inc. (I)	5,162	74,952
Symmetricom, Inc. (I)	5,034	30,154
Tellabs, Inc.	24,724	82,331
Telular Corp.	2,776	25,650
Tessco Technologies, Inc.	1,750	38,588
UTStarcom Holdings Corp. (I)	14,420	17,160
Westell Technologies, Inc., Class A (I)	8,500	20,230

		2,782,763
Computers & Peripherals - 0.3%
Avid Technology, Inc. (I)	8,133	60,428
Concurrent Computer Corp.	1,651	6,852
Cray, Inc. (I)	2,251	27,192
Datalink Corp. (I)	392	3,744
Dot Hill Systems Corp. (I)	2,210	2,519
Electronics for Imaging, Inc. (I)	5,299	86,109
Hutchinson Technology, Inc. (I)(L)	5,052	7,376
Imation Corp. (I)	6,647	39,284
Intermec, Inc. (I)	2,073	12,853
Intevac, Inc. (I)	3,801	28,584
Novatel Wireless, Inc. (I)	6,508	16,205
Presstek, Inc. (I)	4,185	1,788
Rimage Corp.	958	7,664
STEC, Inc. (I)	901	7,028
Synaptics, Inc. (I)(L)	5,123	146,671
Xyratex, Ltd.	2,438	27,574

		481,871
Electronic Equipment, Instruments & Components - 3.8%
ADDvantage Technologies Group, Inc. (I)	428	860
Agilysys, Inc. (I)	862	7,474
Arrow Electronics, Inc. (I)	16,966	556,654
Avnet, Inc. (I)	12,055	372,017
AVX Corp.	14,182	151,606
Benchmark Electronics, Inc. (I)	8,843	123,360
Checkpoint Systems, Inc. (I)	5,678	49,455
Chyron International Corp. (I)	200	270
Coherent, Inc. (I)(L)	1,083	46,894
CTS Corp.	2,914	27,450
Daktronics, Inc.	124	857
Electro Rent Corp.	4,173	67,728
Electro Scientific Industries, Inc. (L)	53,768	635,538
Fabrinet (I)	433	5,434
GSI Group, Inc. (I)	1,912	21,912
ID Systems, Inc. (I)	2,235	9,789
Identive Group, Inc. (I)	4,331	4,056
Ingram Micro, Inc., Class A (I)	21,136	369,246
Insight Enterprises, Inc. (I)	6,949	116,952
IntriCon Corp. (I)	100	655
Itron, Inc. (I)(L)	907	37,405
KEMET Corp. (I)	2,976	17,886
KEY Tronic Corp. (I)	1,900	15,656
Measurement Specialties, Inc. (I)(L)	1,855	60,306
Mercury Computer Systems, Inc. (I)	966	12,490
Methode Electronics, Inc.	7,095	60,378
Multi-Fineline Electronix, Inc. (I)	1,634	40,262
Napco Security Technologies, Inc. (I)	1,164	3,422
Newport Corp. (I)(L)	5,207	62,588
OSI Systems, Inc. (I)	17,816	1,128,465
PAR Technology Corp. (I)	3,132	15,441
Park Electrochemical Corp.	1,464	37,888
PC Connection, Inc.	4,352	46,218
PC Mall, Inc. (I)	3,055	16,528
Perceptron, Inc. (I)	1,608	8,876
Planar Systems, Inc. (I)	5,100	8,415
Plexus Corp. (I)	1,321	37,252
RadiSys Corp. (I)	5,279	33,152
Richardson Electronics, Ltd.	2,584	31,861
Rofin-Sinar Technologies, Inc. (I)	202	3,824
Rogers Corp. (I)(L)	2,200	87,142
Sanmina-SCI Corp. (I)	85,455	699,876
Scansource, Inc. (I)(L)	1,172	35,910
Smtc Corp. (I)	490	1,602
SYNNEX Corp. (I)(L)	5,668	195,489
Tech Data Corp. (I)	6,414	308,962
TTM Technologies, Inc. (I)	11,598	109,137
Viasystems Group, Inc. (I)	720	12,240
Vicon Industries, Inc. (I)	126	399
Vishay Intertechnology, Inc. (I)(L)	22,682	213,891
Vishay Precision Group, Inc. (I)	1,653	23,059
Zygo Corp. (I)	2,603	46,490

		5,980,717
Internet Software & Services - 1.1%
AOL, Inc. (I)(L)	6,729	188,950
Blucora, Inc. (I)	6,814	83,948
DealerTrack Holdings, Inc. (I)	1,082	32,579
Digital River, Inc. (I)	2,704	44,940
EarthLink, Inc.	16,621	123,660
IAC/InterActiveCorp	1,105	50,388

The accompanying notes are an integral part of the financial statements.

160

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Internet Software & Services (continued)
Internap Network Services Corp. (I)	11,043	$71,890
Keynote Systems, Inc.	1,300	19,305
KIT Digital, Inc. (I)(L)	7,126	30,571
Limelight Networks, Inc. (I)(L)	1,615	4,732
Looksmart, Ltd. (I)	700	545
Marchex, Inc., Class B	2,445	8,826
Market Leader, Inc. (I)	700	3,556
Monster Worldwide, Inc. (I)(L)	1,474	12,529
Perficient, Inc. (I)	1,923	21,595
QuinStreet, Inc. (I)	3,213	29,752
RealNetworks, Inc.	5,862	50,648
Soundbite Communications, Inc. (I)	3,800	9,994
TechTarget, Inc. (I)	2,617	13,190
TheStreet.com, Inc.	8,757	13,136
United Online, Inc.	13,619	57,472
ValueClick, Inc. (I)(L)	51,596	845,658
XO Group, Inc. (I)	3,278	29,076

		1,746,940
IT Services - 2.5%
Acxiom Corp. (I)	3,452	52,160
CACI International, Inc., Class A (I)(L)	4,374	240,657
CIBER, Inc. (I)	13,394	57,728
Computer Sciences Corp.	2,617	64,954
Convergys Corp. (L)	17,071	252,139
CoreLogic, Inc. (I)	11,608	212,542
CSG Systems International, Inc. (I)	1,319	22,792
Dynamics Research Corp. (I)	1,898	11,027
Euronet Worldwide, Inc. (I)	1,558	26,673
Global Cash Access Holdings, Inc. (I)	2,285	16,475
Heartland Payment Systems, Inc.	32,849	988,098
Jack Henry & Associates, Inc.	23,883	824,441
ManTech International Corp., Class A (L)	3,617	84,891
MAXIMUS, Inc.	17,373	899,053
ModusLink Global Solutions, Inc. (I)	7,816	23,370
NCI, Inc. (I)	156	632
Official Payments Holdings Inc (I)	809	3,155
Online Resources Corp. (I)	6,260	15,212
StarTek, Inc. (I)	3,143	9,115
The Hackett Group, Inc. (I)	7,525	41,914
Virtusa Corp. (I)	2,596	34,657
WPCS International, Inc. (I)	1,200	1,008

		3,882,693
Semiconductors & Semiconductor Equipment - 3.7%
Advanced Energy Industries, Inc. (I)	3,071	41,213
Aetrium (I)	650	514
Alpha & Omega Semiconductor, Ltd. (I)	212	1,940
Amkor Technology, Inc. (I)(L)	9,473	46,228
Anadigics, Inc. (I)	11,169	20,216
Applied Micro Circuits Corp. (I)	4,145	23,709
ATMI, Inc. (I)	4,545	93,491
Axcelis Technologies, Inc. (I)	5,100	6,120
AXT, Inc. (I)	4,229	16,705
Brooks Automation, Inc. (L)	6,247	58,972
BTU International, Inc. (I)	1,318	3,506
Cabot Microelectronics Corp. (L)	1,000	29,210
Cascade Microtech, Inc. (I)	1,892	8,609
Cohu, Inc.	4,192	42,591
Cree, Inc. (I)(L)	2,983	76,574
Cymer, Inc. (I)(L)	14,925	879,829
Diodes, Inc. (I)(L)	34,387	645,444
DSP Group, Inc. (I)	4,494	28,492
Entegris, Inc. (I)	2,284	19,505
Entropic Communications, Inc. (I)	20	113
Exar Corp. (I)	8,586	70,062
Fairchild Semiconductor International, Inc. (I)	5,906	83,275
FormFactor, Inc. (I)	7,875	50,951
FSI International, Inc. (I)(L)	7,000	25,130
Gigoptix, Inc. (I)	931	2,504
GSI Technology, Inc. (I)	5,524	26,184
Ikanos Communications, Inc. (I)	4,125	3,568
Integrated Device Technology, Inc. (I)	7,623	42,841
Integrated Silicon Solution, Inc. (I)	4,500	45,405
International Rectifier Corp. (I)(L)	7,029	140,510
Intersil Corp., Class A	10,660	113,529
IXYS Corp. (I)	2,555	28,539
Kopin Corp. (I)	4,778	16,436
Kulicke & Soffa Industries, Inc. (I)	2,900	25,868
Lam Research Corp. (I)	20,587	776,953
Lattice Semiconductor Corp. (I)	127,114	479,220
LTX-Credence Corp. (I)	3,300	22,110
Mattson Technology, Inc. (I)	7,741	13,547
MEMSIC, Inc. (I)	3,797	9,872
Microsemi Corp. (I)(L)	3,138	58,022
MKS Instruments, Inc.	4,529	131,024
Monolithic Power Systems, Inc. (I)	2,399	47,668
MoSys, Inc. (I)	284	920
Omnivision Technologies, Inc. (I)(L)	3,038	40,588
Pericom Semiconductor Corp. (I)	4,434	39,906
Photronics, Inc. (I)(L)	13,726	83,729
PLX Technology, Inc. (I)	2,508	15,926
PMC-Sierra, Inc. (I)(L)	7,730	47,462
Rudolph Technologies, Inc. (I)	4,757	41,481
Semtech Corp. (I)(L)	32,262	784,612
Sigma Designs, Inc. (I)	5,587	35,645
Silicon Image, Inc. (I)	423	1,751
Spansion, Inc., Class A (I)	1,159	12,726
Standard Microsystems Corp. (I)	3,611	133,210
SunPower Corp. (I)	1,520	7,311
Supertex, Inc. (I)	839	15,815
Tessera Technologies, Inc.	5,784	88,900
TriQuint Semiconductor, Inc. (I)(L)	3,205	17,628
Ultra Clean Holdings, Inc. (I)	1,700	10,931
Veeco Instruments, Inc. (I)(L)	1,470	50,509

		5,685,249
Software - 2.5%
Accelrys, Inc. (I)(L)	4,470	36,162
Actuate Corp. (I)	56,980	394,871
AsiaInfo Holdings, Inc. (I)(L)	400	4,716
Cadence Design Systems, Inc. (I)	49,130	539,939
Compuware Corp. (I)	3,908	36,305
EPIQ Systems, Inc.	5,795	70,989
ePlus, Inc. (I)	1,364	44,125
GSE Systems, Inc. (I)	2,016	4,637
JDA Software Group, Inc. (I)(L)	1,400	41,566
Mentor Graphics Corp. (I)	5,579	83,685
MicroStrategy, Inc., Class A (I)	6,060	786,952
Parametric Technology Corp. (I)	29,721	622,952
Pervasive Software, Inc. (I)	1,000	7,490
Progress Software Corp. (I)	1,004	20,953
Quest Software, Inc. (I)	3,933	109,534
Rosetta Stone, Inc. (I)	562	7,778
Seachange International, Inc. (I)(L)	5,428	44,672
Smith Micro Software, Inc. (I)	1,724	3,172
SS&C Technologies Holdings, Inc. (I)	1,850	46,250
Take-Two Interactive Software, Inc. (I)	1,439	13,613
TeleCommunication Systems, Inc. (I)(L)	7,641	9,398
THQ, Inc. (I)(L)	4,638	2,876

The accompanying notes are an integral part of the financial statements.

161

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Software (continued)
TIBCO Software, Inc. (I)	29,458	$881,383

		3,814,018

		24,374,251
Materials - 8.2%
Chemicals - 2.6%
A. Schulman, Inc.	4,138	82,139
American Pacific Corp. (I)	1,621	17,085
American Vanguard Corp.	2,042	54,297
Ashland, Inc.	3,931	272,458
Chase Corp.	1,174	15,497
Chemtura Corp. (I)	2,922	42,369
Core Molding Technologies, Inc. (I)	1,000	8,240
Cytec Industries, Inc.	5,878	344,686
Ferro Corp. (I)(L)	4,772	22,906
FMC Corp.	15,189	812,308
Futurefuel Corp.	56	589
Georgia Gulf Corp.	2,394	61,454
H.B. Fuller Company	1,700	52,190
Huntsman Corp.	487	6,302
Innophos Holdings, Inc.	16,251	917,531
Innospec, Inc. (I)	92	2,724
KMG Chemicals, Inc.	1,402	27,031
Kraton Performance Polymers, Inc. (I)	58	1,271
Landec Corp. (I)	3,865	33,084
Minerals Technologies, Inc.	1,684	107,406
Olin Corp.	3,892	81,304
OM Group, Inc. (I)(L)	4,455	84,645
Omnova Solutions, Inc. (I)	1,742	13,135
Penford Corp. (I)	2,624	23,485
PolyOne Corp.	55,753	762,701
Quaker Chemical Corp.	1,086	50,184
Sensient Technologies Corp.	1,292	47,455
Spartech Corp. (I)	5,607	28,988
Zoltek Companies, Inc. (I)	6,760	61,043

		4,034,507
Construction Materials - 1.0%
Eagle Materials, Inc.	32,841	1,226,283
Headwaters, Inc. (I)	11,408	58,751
Texas Industries, Inc. (L)	2,257	88,046
Vulcan Materials Company (L)	4,941	196,207

		1,569,287
Containers & Packaging - 1.0%
Boise, Inc.	15,525	102,155
Graphic Packaging Holding Company (I)	183,926	1,011,593
Myers Industries, Inc. (L)	6,330	108,623
Rock-Tenn Company, Class A	4,866	265,440
Sealed Air Corp.	4,933	76,166

		1,563,977
Metals & Mining - 2.3%
A. M. Castle & Company (I)(L)	4,342	46,112
AK Steel Holding Corp. (L)	4,586	26,920
Allied Nevada Gold Corp. (I)(L)	5,818	165,115
Century Aluminum Company (I)	12,885	94,447
Coeur d’Alene Mines Corp. (I)	10,600	186,136
Commercial Metals Company (L)	9,182	116,060
Compass Minerals International, Inc. (L)	7,710	588,119
Detour Gold Corp. (I)	6,930	139,607
Friedman Industries, Inc.	1,511	15,367
Haynes International, Inc.	13,593	692,427
Horsehead Holding Corp. (I)	7,506	74,760
Kaiser Aluminum Corp. (L)	2,852	147,848
Materion Corp.	2,446	56,331
Metals USA Holdings Corp. (I)	823	13,094
Noranda Aluminum Holding Corp.	71	565
Olympic Steel, Inc.	2,383	39,129
Reliance Steel & Aluminum Company	10,500	530,250
RTI International Metals, Inc. (I)(L)	4,900	110,887
Schnitzer Steel Industries, Inc. (L)	1,608	45,056
Steel Dynamics, Inc.	12,027	141,317
Synalloy Corp.	1,121	12,779
United States Steel Corp. (L)	6,490	133,694
Universal Stainless &
Alloy Products, Inc. (I)(L)	1,562	64,198
Worthington Industries, Inc. (L)	5,308	108,655

		3,548,873
Paper & Forest Products - 1.3%
Buckeye Technologies, Inc.	7,600	216,524
Clearwater Paper Corp. (I)(L)	600	20,472
Domtar Corp.	4,550	349,031
KapStone Paper and Packaging Corp. (I)	5,210	82,579
Louisiana-Pacific Corp. (I)(L)	21,668	235,748
MeadWestvaco Corp.	2,452	70,495
Mercer International, Inc. (I)	10,058	57,431
Neenah Paper, Inc.	750	20,018
P.H. Glatfelter Company (L)	7,710	126,213
Schweitzer-Mauduit International, Inc.	11,823	805,619
Wausau Paper Corp. (L)	4,524	44,019

		2,028,149

		12,744,793
Telecommunication Services - 0.5%
Diversified Telecommunication Services - 0.2%
Atlantic Tele-Network, Inc.	300	10,119
General Communication, Inc., Class A (I)	6,157	51,165
Hawaiian Telcom Holdco, Inc. (I)	243	4,741
HickoryTech Corp.	2,058	22,864
Iridium Communications, Inc. (I)(L)	9,684	86,769
Neutral Tandem, Inc. (I)	2,500	32,950
ORBCOMM, Inc. (I)	9,140	29,796
Premiere Global Services, Inc. (I)(L)	4,687	39,324
Primus Telecommunications Group, Inc.	472	7,349
SureWest Communications	2,828	59,586

		344,663
Wireless Telecommunication Services - 0.3%
Leap Wireless International, Inc. (I)	8,053	51,781
MetroPCS Communications, Inc. (I)	4,865	29,433
Shenandoah Telecommunications Company	58	789
Telephone & Data Systems, Inc.	11,308	240,747
United States Cellular Corp. (I)	3,700	142,894
USA Mobility, Inc.	1,540	19,804

		485,448

		830,111
Utilities - 0.8%
Gas Utilities - 0.6%
UGI Corp.	29,128	857,237
Independent Power Producers & Energy Traders - 0.2%
Dynegy, Inc. (I)(L)	11,329	6,627
Genie Energy, Ltd.	503	3,908
GenOn Energy, Inc. (I)	92,730	158,568
NRG Energy, Inc. (L)	2,894	50,240
Ormat Technologies, Inc. (L)	2,857	61,111

		280,454

The accompanying notes are an integral part of the financial statements.

162

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Water Utilities - 0.0%
Consolidated Water Company, Ltd.	955	$7,917
SJW Corp. (L)	1,671	40,121

		48,038

		1,185,729

TOTAL COMMON STOCKS (Cost $129,235,809)		$152,803,443

PREFERRED SECURITIES - 0.0%
Energy - 0.0%
DHT Holdings, Inc. (L)	30	3,746

TOTAL PREFERRED SECURITIES (Cost $4,200)		$3,746

SECURITIES LENDING COLLATERAL - 24.0%
John Hancock Collateral
Investment Trust, 0.3542% (W)(Y)	3,720,891	37,237,193

TOTAL SECURITIES LENDING
COLLATERAL (Cost $37,238,289)		$37,237,193

SHORT-TERM INVESTMENTS - 2.2%

Money Market Funds - 2.2%
State Street Institutional Liquid Reserves
Fund, 0.2002% (Y)	3,354,948	3,354,948

TOTAL SHORT-TERM INVESTMENTS (Cost $3,354,948)		$3,354,948

Total Investments (Small Cap Opportunities Trust)
(Cost $169,833,246) - 124.9%		$193,399,330
Other assets and liabilities, net - (24.9%)		(38,505,651)

TOTAL NET ASSETS - 100.0%		$154,893,679

Small Cap Value Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 96.4%
Consumer Discretionary - 14.3%
Diversified Consumer Services - 1.3%
Matthews International Corp., Class A (L)	241,700	$7,852,833
Hotels, Restaurants & Leisure - 2.4%
CEC Entertainment, Inc. (L)	203,650	7,406,751
Choice Hotels International, Inc. (L)	161,000	6,428,730
Sonic Corp. (I)(L)	52,600	527,052

		14,362,533
Household Durables - 1.3%
Helen of Troy, Ltd. (I)(L)	239,100	8,103,099
Media - 1.9%
Arbitron, Inc. (L)	332,169	11,625,915
Multiline Retail - 1.4%
Fred’s, Inc., Class A (L)	570,300	8,719,887
Specialty Retail - 6.0%
Advance Auto Parts, Inc.	18,350	1,251,834
Ascena Retail Group, Inc. (I)	445,900	8,302,658
Stage Stores, Inc. (L)	723,749	13,259,082
The Cato Corp., Class A (L)	465,046	14,165,301

		36,978,875

		87,643,142
Consumer Staples - 2.4%
Food & Staples Retailing - 1.6%
Casey’s General Stores, Inc.	165,900	9,786,441
Food Products - 0.8%
Post Holdings, Inc. (I)	108,100	3,324,075
Ralcorp Holdings, Inc. (I)	27,400	1,828,676

		5,152,751

		14,939,192
Energy - 4.3%
Energy Equipment & Services - 2.0%
Bristow Group, Inc. (L)	124,100	5,047,147
SEACOR Holdings, Inc. (I)	84,074	7,514,534

		12,561,681
Oil, Gas & Consumable Fuels - 2.3%
GeoResources, Inc. (I)(L)	179,400	6,567,834
Penn Virginia Corp. (L)	333,300	2,446,422
Plains Exploration & Production Company (I)	31,900	1,122,242
Scorpio Tankers, Inc. (I)	450,700	2,879,973
Whiting Petroleum Corp. (I)	25,300	1,040,336

		14,056,807

		26,618,488
Financials - 20.5%
Capital Markets - 1.6%
Ares Capital Corp.	599,666	9,570,669
Commercial Banks - 8.3%
First Busey Corp. (L)	667,877	3,225,846
First Midwest Bancorp, Inc. (L)	747,231	8,204,596
First Niagara Financial Group, Inc.	589,712	4,511,297
Hancock Holding Company	167,400	5,095,656
International Bancshares Corp.	533,010	10,404,355
MB Financial, Inc.	285,548	6,150,704
Webster Financial Corp. (L)	474,200	10,271,172
Westamerica Bancorp. (L)	70,900	3,345,771

		51,209,397
Insurance - 5.5%
Alleghany Corp. (I)	8,238	2,798,861
AMERISAFE, Inc. (I)	187,100	4,855,245
Assured Guaranty, Ltd.	308,107	4,344,309
Platinum Underwriters Holdings, Ltd. (L)	207,409	7,902,283
Primerica, Inc.	331,900	8,871,687
Reinsurance Group of America, Inc.	56,300	2,995,723
White Mountains Insurance Group, Ltd.	3,950	2,060,913

		33,829,021
Real Estate Investment Trusts - 2.4%
Campus Crest Communities, Inc.	355,000	3,688,450
DiamondRock Hospitality Company (L)	595,788	6,077,038
Mack-Cali Realty Corp.	174,200	5,063,994

		14,829,482
Real Estate Management & Development - 0.5%
Alexander & Baldwin, Inc.	52,900	2,816,925
Thrifts & Mortgage Finance - 2.2%
Flushing Financial Corp. (L)	256,532	3,496,531
Northwest Bancshares, Inc. (L)	836,800	9,798,928

		13,295,459

		125,550,953
Health Care - 9.7%
Health Care Equipment & Supplies - 2.9%
Haemonetics Corp. (I)(L)	61,100	4,528,121

The accompanying notes are an integral part of the financial statements.

163

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Small Cap Value Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
ICU Medical, Inc. (I)(L)	132,840	$7,090,999
STERIS Corp. (L)	199,700	6,264,589

		17,883,709
Health Care Providers & Services - 2.4%
Amsurg Corp. (I)(L)	341,330	10,233,073
Corvel Corp. (I)	87,865	4,305,385

		14,538,458
Life Sciences Tools & Services - 4.4%
Charles River
Laboratories International, Inc. (I)	387,700	12,701,052
ICON PLC, ADR (I)(L)	641,900	14,462,007

		27,163,059

		59,585,226
Industrials - 24.5%
Aerospace & Defense - 0.2%
Cubic Corp.	33,700	1,620,296
Air Freight & Logistics - 0.7%
Atlas Air Worldwide Holdings, Inc. (I)(L)	98,500	4,285,735
Commercial Services & Supplies - 6.1%
ACCO Brands Corp. (I)(L)	1,115,700	11,536,338
Corrections Corp. of America	55,800	1,643,310
G&K Services, Inc., Class A	286,550	8,937,495
Standard Parking Corp. (I)	198,438	4,270,386
United Stationers, Inc. (L)	401,788	10,828,187

		37,215,716
Construction & Engineering - 0.2%
Sterling Construction Company, Inc. (I)	113,067	1,155,545
Electrical Equipment - 3.1%
Acuity Brands, Inc. (L)	85,200	4,337,532
Belden, Inc.	447,549	14,925,759

		19,263,291
Industrial Conglomerates - 3.6%
Carlisle Companies, Inc.	415,636	22,037,021
Machinery - 5.6%
Albany International Corp., Class A	497,134	9,301,377
ESCO Technologies, Inc.	279,102	10,170,477
Flowserve Corp.	22,400	2,570,400
Mueller Industries, Inc. (L)	288,710	12,296,159

		34,338,413
Marine - 1.5%
Kirby Corp. (I)(L)	191,900	9,034,652
Professional Services - 0.3%
Towers Watson & Company, Class A	31,800	1,904,820
Road & Rail - 1.6%
Genesee & Wyoming, Inc., Class A (I)(L)	185,325	9,792,573
Trading Companies & Distributors - 1.6%
GATX Corp. (L)	257,600	9,917,600

		150,565,662
Information Technology - 9.0%
Computers & Peripherals - 1.5%
Diebold, Inc.	248,800	9,183,208
Electronic Equipment, Instruments & Components - 1.8%
Coherent, Inc. (I)(L)	101,900	4,412,270
MTS Systems Corp. (L)	176,768	6,814,406

		11,226,676
IT Services - 3.1%
Fiserv, Inc. (I)	57,640	4,162,761
MAXIMUS, Inc.	288,500	14,929,875

		19,092,636
Office Electronics - 1.0%
Zebra Technologies Corp., Class A (I)	182,300	6,263,828
Semiconductors & Semiconductor Equipment - 0.5%
Maxim Integrated Products, Inc. (L)	121,110	3,105,260
Software - 1.1%
Websense, Inc. (I)(L)	338,600	6,341,978

		55,213,586
Materials - 6.7%
Chemicals - 3.6%
Innospec, Inc. (I)	218,550	6,471,266
Koppers Holdings, Inc. (L)	144,788	4,922,792
Sensient Technologies Corp.	137,300	5,043,029
Zep, Inc.	394,050	5,410,307

		21,847,394
Containers & Packaging - 1.8%
AptarGroup, Inc.	151,338	7,725,805
Greif, Inc., Class A	89,700	3,677,700

		11,403,505
Paper & Forest Products - 1.3%
Deltic Timber Corp. (L)	128,346	7,826,539

		41,077,438
Utilities - 5.0%
Electric Utilities - 2.2%
UNS Energy Corp. (L)	193,500	7,432,335
Westar Energy, Inc.	197,600	5,918,120

		13,350,455
Gas Utilities - 2.8%
Atmos Energy Corp.	200,600	7,035,042
New Jersey Resources Corp. (L)	69,874	3,047,205
UGI Corp.	68,400	2,013,012
WGL Holdings, Inc.	124,600	4,952,850

		17,048,109

		30,398,564

TOTAL COMMON STOCKS (Cost $459,519,087)		$591,592,251

SECURITIES LENDING COLLATERAL - 14.5%
John Hancock Collateral
Investment Trust, 0.3542% (W)(Y)	8,897,478	89,042,401

TOTAL SECURITIES LENDING
COLLATERAL (Cost $89,044,541)		$89,042,401

The accompanying notes are an integral part of the financial statements.

164

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Small Cap Value Trust (continued)

	Shares or Principal Amount	Value

SHORT-TERM INVESTMENTS - 3.5%
Repurchase Agreement - 3.5%
Bank of America Tri-Party Repurchase
Agreement dated 06/29/12 at 0.13% to be
repurchased at $21,400,232 on 07/02/12,
collateralized by $5,520,000 Federal Home
Loan Bank, 5.63% due 05/16/2019 (valued
at $5,553,496 including interest). and
$16,282,000 Federal Home Loan Bank,
0.00% due 09/07/2012 (valued at
$16,279,069 including interest).	$21,400,000	$21,400,000
TOTAL SHORT-TERM INVESTMENTS (Cost $21,400,000)		$21,400,000
Total Investments (Small Cap Value Trust)
(Cost $569,963,628) - 114.4%		$702,034,652
Other assets and liabilities, net - (14.4%)		(88,400,584)
TOTAL NET ASSETS - 100.0%		$613,634,068

Small Company Growth Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 96.3%
Consumer Discretionary - 18.0%
Auto Components - 1.9%
Tenneco, Inc. (I)	18,596	$498,740
TRW Automotive Holdings Corp. (I)	15,094	554,855
WABCO Holdings, Inc. (I)	17,472	924,793

		1,978,388
Distributors - 0.9%
Pool Corp. (L)	24,071	973,913
Hotels, Restaurants & Leisure - 4.7%
Choice Hotels International, Inc. (L)	16,686	666,272
Darden Restaurants, Inc. (L)	14,045	711,098
Domino’s Pizza, Inc.	22,054	681,689
Jack in the Box, Inc. (I)	29,263	815,852
Life Time Fitness, Inc. (I)(L)	19,997	930,060
Penn National Gaming, Inc. (I)	24,842	1,107,705

		4,912,676
Household Durables - 1.7%
Ethan Allen Interiors, Inc.	33,902	675,667
The Ryland Group, Inc. (L)	43,009	1,100,170

		1,775,837
Leisure Equipment & Products - 0.7%
Brunswick Corp. (L)	31,871	708,174
Specialty Retail - 5.7%
Dick’s Sporting Goods, Inc. (L)	19,391	930,768
DSW, Inc., Class A	15,480	842,112
Foot Locker, Inc.	30,442	930,916
Group 1 Automotive, Inc. (L)	14,618	666,727
Monro Muffler Brake, Inc. (L)	19,314	641,997
Tractor Supply Company	9,854	818,473
Vitamin Shoppe, Inc. (I)	19,754	1,085,087

		5,916,080
Textiles, Apparel & Luxury Goods - 2.4%
Maidenform Brands, Inc. (I)(L)	29,242	582,501
Steven Madden, Ltd. (I)	24,694	784,035
Under Armour, Inc., Class A (I)	11,535	1,089,827

		2,456,363

		18,721,431
Consumer Staples - 3.8%
Food & Staples Retailing - 0.7%
Harris Teeter Supermarkets, Inc.	16,998	696,748
Food Products - 2.1%
B&G Foods, Inc. (L)	38,677	1,028,808
Diamond Foods, Inc. (I)	12,551	223,910
Lancaster Colony Corp. (L)	13,356	951,081

		2,203,799
Personal Products - 1.0%
Nu Skin Enterprises, Inc., Class A (L)	21,570	1,011,633

		3,912,180
Energy - 5.4%
Energy Equipment & Services - 3.0%
Atwood Oceanics, Inc. (I)	16,771	634,615
Dresser-Rand Group, Inc. (I)	16,596	739,186
Dril-Quip, Inc. (I)	12,356	810,430
Lufkin Industries, Inc. (L)	10,324	560,800
Patterson-UTI Energy, Inc. (L)	28,873	420,391

		3,165,422
Oil, Gas & Consumable Fuels - 2.4%
Berry Petroleum Company, Class A (L)	17,981	713,126
Energen Corp.	14,041	633,670
Oasis Petroleum, Inc. (I)(L)	24,477	591,854
Resolute Energy Corp. (I)(L)	55,510	531,231

		2,469,881

		5,635,303
Financials - 5.2%
Capital Markets - 2.0%
Affiliated Managers Group, Inc. (I)	9,395	1,028,283
Greenhill & Company, Inc. (L)	8,673	309,192
Stifel Financial Corp. (I)(L)	22,749	702,944

		2,040,419
Commercial Banks - 1.5%
Huntington Bancshares, Inc.	97,630	624,832
SVB Financial Group (I)	16,006	939,872

		1,564,704
Insurance - 0.9%
Brown & Brown, Inc.	34,891	951,478
Real Estate Investment Trusts - 0.8%
Colonial Properties Trust	37,575	831,911

		5,388,512
Health Care - 17.2%
Biotechnology - 5.8%
Acorda Therapeutics, Inc. (I)	19,089	449,737
Amarin Corp. PLC, ADR (I)(L)	55,349	800,347
BioMarin Pharmaceutical, Inc. (I)(L)	28,589	1,131,553
Incyte Corp. (I)(L)	52,528	1,192,386
Myriad Genetics, Inc. (I)	35,220	837,179
Seattle Genetics, Inc. (I)(L)	33,669	854,856
United Therapeutics Corp. (I)	15,721	776,303

		6,042,361
Health Care Equipment & Supplies - 3.3%
Insulet Corp. (I)(L)	27,319	583,807

The accompanying notes are an integral part of the financial statements.

165

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Small Company Growth Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
Masimo Corp. (I)(L)	29,787	$666,633
Meridian Bioscience, Inc. (L)	24,906	509,577
NuVasive, Inc. (I)	3,437	87,162
Sirona Dental Systems, Inc. (I)	16,858	758,779
STERIS Corp. (L)	24,337	763,452
Thoratec Corp. (I)	570	19,141

		3,388,551
Health Care Providers & Services - 4.4%
Centene Corp. (I)	22,742	685,899
Chemed Corp. (L)	14,342	866,830
Health Management
Associates, Inc., Class A (I)	71,433	560,749
HMS Holdings Corp. (I)(L)	22,317	743,379
MEDNAX, Inc. (I)	10,249	702,466
PSS World Medical, Inc. (I)(L)	26,275	551,512
VCA Antech, Inc. (I)	22,892	503,166

		4,614,001
Health Care Technology - 0.4%
Quality Systems, Inc. (L)	14,986	412,265
Life Sciences Tools & Services - 2.2%
PAREXEL International Corp. (I)	34,470	973,088
PerkinElmer, Inc.	26,352	679,882
Techne Corp.	8,727	647,543

		2,300,513
Pharmaceuticals - 1.1%
Salix Pharmaceuticals, Ltd. (I)	20,565	1,119,559

		17,877,250
Industrials - 13.9%
Aerospace & Defense - 2.4%
Hexcel Corp. (I)(L)	35,708	920,909
TransDigm Group, Inc. (I)	11,952	1,605,154

		2,526,063
Air Freight & Logistics - 1.6%
Forward Air Corp.	24,018	775,061
Hub Group, Inc., Class A (I)	25,573	925,743

		1,700,804
Building Products - 0.9%
AO Smith Corp.	18,066	883,247
Commercial Services & Supplies - 2.0%
Corrections Corp. of America	37,661	1,109,116
Tetra Tech, Inc. (I)	35,418	923,701

		2,032,817
Electrical Equipment - 1.5%
Acuity Brands, Inc. (L)	13,784	701,743
Regal-Beloit Corp.	12,841	799,481

		1,501,224
Machinery - 3.9%
Crane Company	16,991	618,133
Kennametal, Inc.	18,495	613,109
Lincoln Electric Holdings, Inc.	21,495	941,266
Lindsay Corp. (L)	12,241	794,441
Wabtec Corp.	14,018	1,093,544

		4,060,493
Trading Companies & Distributors - 1.6%
Watsco, Inc. (L)	11,949	881,836
WESCO International, Inc. (I)(L)	14,223	818,534

		1,700,370

		14,405,018
Information Technology - 27.5%
Communications Equipment - 1.7%
Ciena Corp. (I)	30,596	500,857
Finisar Corp. (I)(L)	33,385	499,440
NETGEAR, Inc. (I)(L)	21,715	749,385

		1,749,682
Electronic Equipment, Instruments & Components - 2.9%
Cognex Corp.	19,453	615,687
Littelfuse, Inc.	15,360	873,830
National Instruments Corp.	30,356	815,362
SYNNEX Corp. (I)(L)	21,792	751,606

		3,056,485
Internet Software & Services - 3.6%
Ancestry.com, Inc. (I)(L)	17,235	474,480
CoStar Group, Inc. (I)(L)	16,598	1,347,758
DealerTrack Holdings, Inc. (I)(L)	27,370	824,111
ValueClick, Inc. (I)	54,744	897,254
WebMD Health Corp. (I)	6,661	136,617

		3,680,220
IT Services - 1.1%
Alliance Data Systems Corp. (I)	8,759	1,182,465
Semiconductors & Semiconductor Equipment - 6.4%
Cymer, Inc. (I)(L)	15,639	921,919
Hittite Microwave Corp. (I)(L)	14,674	750,135
Microsemi Corp. (I)(L)	38,371	709,480
MKS Instruments, Inc.	26,637	770,608
PMC-Sierra, Inc. (I)	108,423	665,717
Power Integrations, Inc. (L)	20,239	754,915
Semtech Corp. (I)	29,226	710,776
Teradyne, Inc. (I)(L)	49,576	697,039
Volterra Semiconductor Corp. (I)	27,728	650,222

		6,630,811
Software - 11.8%
ANSYS, Inc. (I)(L)	13,832	872,938
Aspen Technology, Inc. (I)	55,621	1,287,626
BroadSoft, Inc. (I)(L)	24,417	707,116
CommVault Systems, Inc. (I)	23,207	1,150,371
Fair Isaac Corp.	23,563	996,244
Informatica Corp. (I)	25,731	1,089,965
Interactive Intelligence Group (I)	19,844	559,799
Manhattan Associates, Inc. (I)	22,956	1,049,319
MICROS Systems, Inc. (I)	18,944	969,933
MicroStrategy, Inc., Class A (I)	5,980	776,563
Parametric Technology Corp. (I)	29,462	617,524
Quest Software, Inc. (I)	3,764	104,827
SolarWinds, Inc. (I)	33,742	1,469,802
Websense, Inc. (I)	30,149	564,691

		12,216,718

		28,516,381
Materials - 3.5%
Chemicals - 1.9%
Intrepid Potash, Inc. (I)(L)	22,056	501,995
Olin Corp.	37,336	779,949
Rockwood Holdings, Inc.	14,455	641,079

		1,923,023

The accompanying notes are an integral part of the financial statements.

166

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Small Company Growth Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Containers & Packaging - 0.5%
Greif, Inc., Class A	12,873	$527,793
Metals & Mining - 1.1%
Allied Nevada Gold Corp. (I)(L)	7,886	223,805
Carpenter Technology Corp.	16,109	770,655
Detour Gold Corp. (I)	9,379	188,943

		1,183,403

		3,634,219
Telecommunication Services - 1.1%
Wireless Telecommunication Services - 1.1%
SBA Communications Corp., Class A (I)(L)	19,712	1,124,570
Utilities - 0.7%
Electric Utilities - 0.7%
ITC Holdings Corp.	11,132	767,106

TOTAL COMMON STOCKS (Cost $80,738,745)		$99,981,970

SECURITIES LENDING COLLATERAL - 27.3%
John Hancock Collateral
Investment Trust, 0.3542% (W)(Y)	2,834,254	28,364,082

TOTAL SECURITIES LENDING
COLLATERAL (Cost $28,364,734)		$28,364,082

SHORT-TERM INVESTMENTS - 3.7%
Money Market Funds - 3.7%
State Street Institutional Liquid Reserves
Fund, 0.2002% (Y)	3,843,527	3,843,527

TOTAL SHORT-TERM INVESTMENTS (Cost $3,843,527)		$3,843,527

Total Investments (Small Company Growth Trust)
(Cost $112,947,006) - 127.3%		$132,189,579
Other assets and liabilities, net - (27.3%)		(28,363,040)

TOTAL NET ASSETS - 100.0%		$103,826,539

Small Company Value Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 96.9%
Consumer Discretionary - 12.3%
Auto Components - 0.9%
Drew Industries, Inc. (I)(L)	120,100	$3,344,785
Automobiles - 0.4%
Winnebago Industries, Inc. (I)(L)	149,600	1,524,424
Distributors - 1.1%
Pool Corp. (L)	98,400	3,981,264
Diversified Consumer Services - 1.5%
Ascent Capital Group, Inc., Class A (I)	43,000	2,225,250
Matthews International Corp., Class A (L)	96,800	3,145,032

		5,370,282
Hotels, Restaurants & Leisure - 0.6%
Orient Express Hotels, Ltd., Class A (I)(L)	241,100	2,018,007
Household Durables - 2.1%
CSS Industries, Inc.	76,400	1,570,020
Ethan Allen Interiors, Inc. (L)	47,100	938,703
M/I Homes, Inc. (I)(L)	64,800	1,122,336
Meritage Homes Corp. (I)(L)	109,100	3,702,854
Stanley Furniture Company, Inc. (I)	96,000	383,040

		7,716,953
Leisure Equipment & Products - 0.3%
Brunswick Corp. (L)	53,600	1,190,992
Media - 0.4%
Saga Communications, Inc., Class A (I)	41,800	1,551,198
Multiline Retail - 0.5%
Fred’s, Inc., Class A (L)	112,500	1,720,125
Specialty Retail - 4.3%
Aaron’s, Inc.	298,100	8,439,211
Haverty Furniture Companies, Inc.	135,500	1,513,535
MarineMax, Inc. (I)(L)	128,000	1,217,280
Stein Mart, Inc. (I)	220,900	1,756,155
The Men’s Wearhouse, Inc. (L)	95,600	2,690,184

		15,616,365
Textiles, Apparel & Luxury Goods - 0.2%
Culp, Inc.	80,000	820,000

		44,854,395
Consumer Staples - 0.7%
Food & Staples Retailing - 0.4%
Nash Finch Company	68,611	1,473,764
Tobacco - 0.3%
Alliance One International, Inc. (I)(L)	272,200	941,812

		2,415,576
Energy - 4.4%
Energy Equipment & Services - 1.7%
Atwood Oceanics, Inc. (I)	41,700	1,577,928
C&J Energy Services, Inc. (I)	12,200	225,700
CARBO Ceramics, Inc. (L)	27,200	2,087,056
Hercules Offshore, Inc. (I)	141,400	500,556
TETRA Technologies, Inc. (I)(L)	191,600	1,366,108
Union Drilling, Inc. (I)	61,600	275,968

		6,033,316
Oil, Gas & Consumable Fuels - 2.7%
Cloud Peak Energy, Inc. (I)(L)	99,000	1,674,090
Lone Pine Resources, Inc. (I)	71,000	195,250
Northern Oil and Gas, Inc. (I)(L)	137,400	2,190,156
Oasis Petroleum, Inc. (I)(L)	133,200	3,220,776
Overseas Shipholding Group, Inc. (L)	64,900	721,039
Swift Energy Company (I)	61,300	1,140,793
Teekay Tankers, Ltd., Class A (L)	174,700	796,632

		9,938,736

		15,972,052
Financials - 23.2%
Capital Markets - 3.5%
Ares Capital Corp.	277,900	4,435,284
Hercules Technology Growth Capital, Inc.	194,200	2,202,228
JMP Group, Inc.	90,400	558,672
Kohlberg Capital Corp.	161,800	1,174,668
Piper Jaffray Companies (I)(L)	35,400	829,422
Safeguard Scientifics, Inc. (I)	76,000	1,176,480
Stifel Financial Corp. (I)(L)	78,150	2,414,835

		12,791,589
Commercial Banks - 6.0%
Columbia Banking System, Inc. (L)	66,100	1,244,002
East West Bancorp, Inc.	122,100	2,864,466
Glacier Bancorp, Inc. (L)	174,100	2,696,809

The accompanying notes are an integral part of the financial statements.

167

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Small Company Value Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
Home Bancshares, Inc.	114,500	$3,501,410
Signature Bank (I)(L)	47,900	2,920,463
SVB Financial Group (I)	92,100	5,408,112
Wintrust Financial Corp. (L)	94,200	3,344,100

		21,979,362
Diversified Financial Services - 0.5%
Compass Diversified Holdings	132,400	1,848,304
Insurance - 5.5%
Alterra Capital Holdings, Ltd.	115,200	2,689,920
Assured Guaranty, Ltd.	101,591	1,432,433
Employers Holdings, Inc.	61,400	1,107,656
Markel Corp. (I)	5,600	2,473,520
Meadowbrook Insurance Group, Inc.	75,000	659,250
National Interstate Corp. (L)	112,700	2,996,693
ProAssurance Corp.	98,000	8,730,820

		20,090,292
Real Estate Investment Trusts - 7.6%
Acadia Realty Trust (L)	72,900	1,689,822
CBL & Associates Properties, Inc. (L)	269,100	5,258,214
Cedar Shopping Centers, Inc.	198,000	999,900
First Potomac Realty Trust (L)	154,100	1,813,757
Hatteras Financial Corp.	60,600	1,733,160
Kilroy Realty Corp. (L)	104,000	5,034,640
LaSalle Hotel Properties	125,700	3,662,898
Potlatch Corp. (L)	77,000	2,459,380
Redwood Trust, Inc.	134,900	1,683,552
Saul Centers, Inc.	31,800	1,363,266
Washington Real Estate Investment Trust	68,200	1,940,290

		27,638,879
Thrifts & Mortgage Finance - 0.1%
Radian Group, Inc. (L)	143,400	471,786

		84,820,212
Health Care - 5.3%
Biotechnology - 0.3%
Momenta Pharmaceuticals, Inc. (I)	74,500	1,007,240
Health Care Equipment & Supplies - 1.9%
Analogic Corp.	31,100	1,928,200
Quidel Corp. (I)(L)	93,300	1,462,944
West Pharmaceutical Services, Inc. (L)	72,800	3,675,672

		7,066,816
Health Care Providers & Services - 3.1%
Landauer, Inc. (L)	30,900	1,771,497
National Healthcare Corp.	55,900	2,528,357
Owens & Minor, Inc. (L)	184,100	5,638,983
Triple-S Management Corp., Class B (I)(L)	81,500	1,489,820

		11,428,657

		19,502,713
Industrials - 24.8%
Aerospace & Defense - 0.3%
Kratos Defense & Security Solutions, Inc. (I)	179,800	1,050,032
Air Freight & Logistics - 0.6%
UTi Worldwide, Inc.	153,500	2,242,635
Airlines - 1.3%
Alaska Air Group, Inc. (I)	131,600	4,724,440
Building Products - 1.6%
Gibraltar Industries, Inc. (I)	154,500	1,603,710
Quanex Building Products Corp.	96,700	1,728,996
Universal Forest Products, Inc. (L)	66,400	2,588,272

		5,920,978
Commercial Services & Supplies - 3.4%
G&K Services, Inc., Class A	81,700	2,548,223
McGrath RentCorp	152,900	4,051,850
Mine Safety Appliances Company (L)	56,800	2,285,632
Waste Connections, Inc. (L)	118,000	3,530,560

		12,416,265
Construction & Engineering - 1.0%
Aegion Corp. (I)(L)	137,900	2,467,031
Comfort Systems USA, Inc. (L)	115,400	1,156,308

		3,623,339
Electrical Equipment - 1.2%
Belden, Inc.	89,600	2,988,160
Franklin Electric Company, Inc.	24,000	1,227,120

		4,215,280
Machinery - 6.1%
Astec Industries, Inc. (I)	43,100	1,322,308
Cascade Corp.	38,400	1,806,720
CIRCOR International, Inc. (L)	56,700	1,932,903
IDEX Corp.	90,900	3,543,282
Nordson Corp.	104,500	5,359,805
Proto Labs, Inc. (I)(L)	22,900	658,604
Robbins & Myers, Inc.	92,900	3,885,078
Woodward, Inc.	100,600	3,967,664

		22,476,364
Marine - 1.4%
Kirby Corp. (I)(L)	110,200	5,188,216
Professional Services - 1.7%
FTI Consulting, Inc. (I)	34,800	1,000,500
Navigant Consulting Company (I)	159,500	2,016,080
On Assignment, Inc. (I)	133,000	2,122,680
The Dolan Company (I)(L)	144,100	969,793

		6,109,053
Road & Rail - 3.9%
Genesee & Wyoming, Inc., Class A (I)	111,000	5,865,240
Landstar System, Inc. (L)	160,000	8,275,200

		14,140,440
Trading Companies & Distributors - 2.3%
Beacon Roofing Supply, Inc. (I)(L)	252,600	6,370,572
Kaman Corp., Class A (L)	66,800	2,066,792

		8,437,364

		90,544,406
Information Technology - 9.9%
Communications Equipment - 0.9%
Ixia (I)(L)	190,400	2,288,608
Sonus Networks, Inc. (I)(L)	459,500	987,925

		3,276,533
Computers & Peripherals - 0.3%
Xyratex, Ltd.	87,000	983,970
Electronic Equipment, Instruments & Components - 3.7%
Cognex Corp.	33,500	1,060,275
Electro Rent Corp.	180,500	2,929,515
Electro Scientific Industries, Inc. (L)	94,000	1,111,080
Littelfuse, Inc. (L)	63,800	3,629,582
Methode Electronics, Inc.	71,600	609,316
Newport Corp. (I)(L)	107,300	1,289,746

The accompanying notes are an integral part of the financial statements.

168

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Small Company Value Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Electronic Equipment, Instruments &
Components (continued)
SYNNEX Corp. (I)(L)	85,300	$2,941,997

		13,571,511
IT Services - 0.3%
TNS, Inc. (I)	58,000	1,040,520
Semiconductors & Semiconductor Equipment - 3.1%
Advanced Energy Industries, Inc. (I)	142,200	1,908,324
ATMI, Inc. (I)	67,600	1,390,532
Brooks Automation, Inc. (L)	131,200	1,238,528
Cabot Microelectronics Corp. (L)	34,800	1,016,508
Cymer, Inc. (I)	59,600	3,513,420
Teradyne, Inc. (I)(L)	172,600	2,426,756

		11,494,068
Software - 1.6%
Accelrys, Inc. (I)	99,300	803,337
Progress Software Corp. (I)(L)	151,300	3,157,631
Websense, Inc. (I)(L)	106,000	1,985,380

		5,946,348

		36,312,950
Materials - 11.2%
Chemicals - 2.5%
American Vanguard Corp.	116,300	3,092,417
Innospec, Inc. (I)	141,000	4,175,010
Minerals Technologies, Inc.	30,100	1,919,778

		9,187,205
Construction Materials - 0.2%
Texas Industries, Inc. (L)	22,031	859,429
Containers & Packaging - 2.3%
AptarGroup, Inc.	104,300	5,324,515
Myers Industries, Inc.	173,600	2,978,976

		8,303,491
Metals & Mining - 4.2%
AMCOL International Corp. (L)	70,300	1,990,193
Carpenter Technology Corp.	74,800	3,578,432
Franco-Nevada Corp. (L)	71,500	3,233,337
North American Palladium, Ltd. (I)(L)	640,100	1,299,403
Royal Gold, Inc.	48,300	3,786,720
Schnitzer Steel Industries, Inc. (L)	47,600	1,333,752

		15,221,837
Paper & Forest Products - 2.0%
Clearwater Paper Corp. (I)	79,200	2,702,304
Deltic Timber Corp. (L)	52,300	3,189,254
Wausau Paper Corp.	165,200	1,607,396

		7,498,954

		41,070,916
Telecommunication Services - 0.5%
Diversified Telecommunication Services - 0.5%
Premiere Global Services, Inc. (I)	201,439	1,690,073
Utilities - 4.6%
Electric Utilities - 2.4%
Cleco Corp.	104,400	4,367,052
El Paso Electric Company	94,000	3,117,040
PNM Resources, Inc.	71,600	1,399,064

		8,883,156
Gas Utilities - 0.9%
Southwest Gas Corp.	72,100	3,147,165
Multi-Utilities - 1.3%
Black Hills Corp. (L)	49,100	1,579,547
NorthWestern Corp.	63,200	2,319,440
Vectren Corp.	29,600	873,792

		4,772,779

		16,803,100

TOTAL COMMON STOCKS (Cost $285,008,424)		$353,986,393

PREFERRED SECURITIES - 1.0%
Financials - 1.0%
East West Bancorp., Inc., Series A, 8.000%	2,250	3,582,923

TOTAL PREFERRED SECURITIES (Cost $2,221,686)		$3,582,923

INVESTMENT COMPANIES - 0.4%
iShares Russell 2000 Value Index Fund	20,400	1,435,956

TOTAL INVESTMENT COMPANIES (Cost $1,209,214)		$1,435,956

SECURITIES LENDING COLLATERAL - 21.6%
John Hancock Collateral
Investment Trust, 0.3542% (W)(Y)	7,886,443	78,924,367

TOTAL SECURITIES LENDING
COLLATERAL (Cost $78,927,968)		$78,924,367

SHORT-TERM INVESTMENTS - 1.5%

MONEY MARKET FUNDS - 1.4%
T.Rowe Price Reserve Investment
Fund, 0.1573% (Y)	5,125,827	5,125,827

MONEY MARKET FUNDS - 0.1%
State Street Institutional U.S. Government
Money Market Fund, 0.0317% (Y)	500,000	500,000

TOTAL SHORT-TERM INVESTMENTS (Cost $5,625,827)		$5,625,827

Total Investments (Small Company Value Trust)
(Cost $372,993,119) - 121.4%		$443,555,466
Other assets and liabilities, net - (21.4%)		(78,097,596)

TOTAL NET ASSETS - 100.0%		$365,457,870

Smaller Company Growth Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 96.1%
Consumer Discretionary - 12.3%
Auto Components - 0.1%
American Axle &
Manufacturing Holdings, Inc. (I)	2,474	$25,952
Amerigon, Inc. (I)	1,539	17,683
Dana Holding Corp.	5,125	65,651
Dorman Products, Inc. (I)	1,542	38,689
Drew Industries, Inc. (I)(L)	378	10,527
Fuel Systems Solutions, Inc. (I)(L)	801	13,369
Stoneridge, Inc. (I)(L)	1,328	9,044
Tenneco, Inc. (I)	3,231	86,655
Tower International, Inc. (I)	137	1,439

		269,009
Automobiles - 1.2%
Harley-Davidson, Inc.	50,750	2,320,758
Tesla Motors, Inc. (I)(L)	2,795	87,456

The accompanying notes are an integral part of the financial statements.

169

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Automobiles (continued)
Thor Industries, Inc.	2,490	$68,251
Winnebago Industries, Inc. (I)	1,581	16,110

		2,492,575
Distributors - 0.5%
LKQ Corp. (I)	32,430	1,083,162
Pool Corp. (L)	2,545	102,971

		1,186,133
Diversified Consumer Services - 1.9%
American Public Education, Inc. (I)(L)	14,448	462,336
Ascent Capital Group, Inc., Class A (I)	649	33,586
Bridgepoint Education, Inc. (I)(L)	960	20,928
Capella Education Company (I)	696	24,193
Coinstar, Inc. (I)(L)	1,654	113,564
Grand Canyon Education, Inc. (I)	40,178	841,327
ITT Educational Services, Inc. (I)(L)	993	60,325
K12, Inc. (I)(L)	69,959	1,630,045
Matthews International Corp., Class A (L)	1,522	49,450
Sotheby’s (L)	24,029	801,607
Strayer Education, Inc. (L)	315	34,341
Universal Technical Institute, Inc.	602	8,133

		4,079,835
Hotels, Restaurants & Leisure - 1.6%
AFC Enterprises, Inc. (I)	1,311	30,337
Ameristar Casinos, Inc.	878	15,602
Bally Technologies, Inc. (I)	2,330	108,718
Biglari Holdings, Inc. (I)	25	9,660
BJ’s Restaurants, Inc. (I)(L)	1,343	51,034
Boyd Gaming Corp. (I)	1,500	10,800
Bravo Brio Restaurant Group, Inc. (I)	1,000	17,830
Buffalo Wild Wings, Inc. (I)(L)	982	85,080
Caribou Coffee Company, Inc. (I)(L)	18,012	232,535
CEC Entertainment, Inc.	970	35,279
Choice Hotels International, Inc. (L)	539	21,522
Cracker Barrel Old Country Store, Inc.	4,596	288,629
Denny’s Corp. (I)	5,148	22,857
DineEquity, Inc. (I)	821	36,649
Domino’s Pizza, Inc.	2,934	90,690
Gaylord Entertainment Company (I)(L)	1,817	70,064
Interval Leisure Group, Inc.	2,101	39,940
Isle of Capri Casinos, Inc. (I)	579	3,572
Krispy Kreme Doughnuts, Inc. (I)	2,911	18,601
Life Time Fitness, Inc. (I)(L)	2,158	100,369
P.F. Chang’s China Bistro, Inc. (L)	1,131	58,213
Papa John’s International, Inc. (I)	1,034	49,187
Peet’s Coffee & Tea, Inc. (I)(L)	702	42,148
Penn National Gaming, Inc. (I)	3,467	154,594
Pinnacle Entertainment, Inc. (I)	3,334	32,073
Red Robin Gourmet Burgers, Inc. (I)	370	11,289
Scientific Games Corp., Class A (I)	2,953	25,248
Shuffle Master, Inc. (I)	5,773	79,667
Six Flags Entertainment Corp.	1,099	59,544
Sonic Corp. (I)(L)	2,911	29,168
Texas Roadhouse, Inc., Class A	3,332	61,409
The Cheesecake Factory, Inc. (I)(L)	23,211	741,824
Vail Resorts, Inc. (L)	1,924	96,354
WMS Industries, Inc. (I)	32,623	650,829

		3,381,315
Household Durables - 0.2%
Beazer Homes USA, Inc. (I)	2,041	6,633
Blyth, Inc.	528	18,248
Ethan Allen Interiors, Inc.	9,572	190,770
Furniture Brands International, Inc. (I)	927	1,149
Hovnanian Enterprises, Inc., Class A (I)	5,355	15,530
iRobot Corp. (I)	1,388	30,744
Libbey, Inc. (I)	1,008	15,493
M/I Homes, Inc. (I)	502	8,695
Meritage Homes Corp. (I)(L)	788	26,745
Sealy Corp. (I)(L)	2,155	3,987
Skullcandy, Inc. (I)(L)	802	11,348
Zagg, Inc. (I)(L)	1,030	11,237

		340,579
Internet & Catalog Retail - 0.3%
Blue Nile, Inc. (I)(L)	742	22,045
HomeAway, Inc. (I)(L)	1,752	38,088
HSN, Inc.	2,166	87,398
Orbitz Worldwide, Inc. (I)	1,125	4,106
Overstock.com, Inc. (I)(L)	899	6,212
Shutterfly, Inc. (I)(L)	19,152	587,775
Vitacost.com, Inc. (I)	1,056	6,230

		751,854
Leisure Equipment & Products - 0.3%
Arctic Cat, Inc. (I)	676	24,715
Brunswick Corp.	19,238	427,468
LeapFrog Enterprises, Inc. (I)(L)	2,811	28,841
Smith & Wesson Holding Corp. (I)	3,468	28,819
Steinway Musical Instruments, Inc. (I)	159	3,896
Sturm Ruger & Company, Inc. (L)	1,022	41,033

		554,772
Media - 0.3%
AMC Networks, Inc. (I)	2,806	99,753
Arbitron, Inc. (L)	1,460	51,100
Clear Channel Outdoor
Holdings, Inc., Class A (I)(L)	2,083	12,540
Cumulus Media, Inc., Class A (I)(L)	2,803	8,437
Knology, Inc. (I)	1,721	33,852
Lions Gate Entertainment Corp. (I)	3,834	56,513
Live Nation Entertainment, Inc. (I)(L)	3,799	34,875
Martha Stewart Living
Omnimedia, Inc., Class A	762	2,591
Morningstar, Inc.	1,340	77,506
Pandora Media Incpandora Media Inc (I)(L)	3,086	33,545
ReachLocal, Inc. (I)	477	5,247
The Madison Square Garden, Inc., Class A (I)	3,160	118,310
Valassis Communications, Inc. (I)	799	17,378

		551,647
Multiline Retail - 0.3%
Big Lots, Inc. (I)(L)	3,507	143,051
Dillard’s, Inc., Class A (L)	1,606	102,270
Fred’s, Inc., Class A (L)	22,680	346,777
Gordmans Stores, Inc. (I)	315	5,198
Saks, Inc. (I)(L)	2,076	22,109

		619,405
Specialty Retail - 5.1%
Aaron’s, Inc.	3,861	109,305
Aeropostale, Inc. (I)	18,667	332,833
Americas Car-Mart, Inc. (I)	460	17,871
ANN, Inc. (I)	2,799	71,347
Asbury Automotive Group, Inc. (I)	988	23,406
Ascena Retail Group, Inc. (I)	38,052	708,528
Barnes & Noble, Inc. (I)	1,046	17,217
bebe Stores, Inc.	2,008	11,787
Body Central Corp. (I)	812	7,308
Casual Male Retail Group, Inc. (I)	135,175	490,685

The accompanying notes are an integral part of the financial statements.

170

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Specialty Retail (continued)
Chico’s FAS, Inc.	178,524	$2,649,296
Citi Trends, Inc. (I)	808	12,476
Coldwater Creek, Inc. (I)	2,098	1,146
Collective Brands, Inc. (I)	1,133	24,269
Conn’s, Inc. (I)	1,196	17,701
Cost Plus, Inc. (I)	1,076	23,672
DSW, Inc., Class A	1,628	88,563
Express, Inc. (I)	34,348	624,103
Francesca’s Holdings Corp. (I)	1,865	50,374
Genesco, Inc. (I)	10,213	614,312
GNC Holdings, Inc., Class A	3,710	145,432
Haverty Furniture Companies, Inc.	998	11,148
Hibbett Sports, Inc. (I)(L)	1,415	81,660
Hot Topic, Inc. (L)	1,379	13,363
Jos A. Bank Clothiers, Inc. (I)(L)	1,488	63,180
Kirkland’s, Inc. (I)	883	9,934
Lithia Motors, Inc., Class A	593	13,669
Lumber Liquidators Holdings, Inc. (I)(L)	1,273	43,015
Mattress Firm Holding Corp. (I)(L)	361	10,942
Monro Muffler Brake, Inc. (L)	9,908	329,342
New York & Company, Inc. (I)	1,321	4,597
Office Depot, Inc. (I)	15,011	32,424
Penske Automotive Group, Inc.	838	17,799
Pier 1 Imports, Inc.	30,735	504,976
Rent-A-Center, Inc.	18,363	619,568
rue21, Inc. (I)(L)	51,956	1,311,369
Select Comfort Corp. (I)	2,868	59,999
Talbots, Inc. (I)	1,690	4,259
Teavana Holdings, Inc. (I)	511	6,914
The Buckle, Inc. (L)	14,531	574,992
The Children’s Place Retail Stores, Inc. (I)(L)	667	33,237
The Finish Line, Inc., Class A (L)	25,640	536,132
The Pep Boys - Manny, Moe & Jack (L)	1,397	13,830
The Wet Seal, Inc., Class A (I)(L)	4,599	14,533
Vitamin Shoppe, Inc. (I)(L)	8,031	441,143
Zumiez, Inc. (I)(L)	1,248	49,421

		10,843,077
Textiles, Apparel & Luxury Goods - 0.5%
Carter’s, Inc. (I)	2,675	140,705
Crocs, Inc. (I)	4,808	77,649
Fifth & Pacific Companies, Inc. (I)	5,397	57,910
G-III Apparel Group, Ltd. (I)(L)	583	13,811
Hanesbrands, Inc. (I)(L)	3,388	93,949
K-Swiss, Inc., Class A (I)	524	1,614
Kenneth Cole Productions, Inc., Class A (I)	177	2,664
Maidenform Brands, Inc. (I)(L)	1,265	25,199
Oxford Industries, Inc.	374	16,718
Peace Mark Holdings, Ltd. (I)	464,000	0
Steven Madden, Ltd. (I)	16,846	534,861
The Warnaco Group, Inc. (I)	2,163	92,101
True Religion Apparel, Inc.	1,301	37,703
Vera Bradley, Inc. (I)(L)	1,082	22,809

		1,117,693

		26,187,894
Consumer Staples - 2.6%
Beverages - 0.0%
Coca-Cola Bottling Company Consolidated	177	11,378
National Beverage Corp. (I)	630	9,412
The Boston Beer Company, Inc. (I)	469	56,749

		77,539
Food & Staples Retailing - 0.7%
Casey’s General Stores, Inc.	2,035	120,045
Harris Teeter Supermarkets, Inc.	20,600	844,394
Pricesmart, Inc.	1,039	70,143
Rite Aid Corp. (I)	36,034	50,448
Susser Holdings Corp. (I)(L)	5,137	190,942
The Chefs’ Warehouse, Inc. (I)	614	11,083
The Fresh Market, Inc. (I)	1,540	82,590
United Natural Foods, Inc. (I)	2,606	142,965

		1,512,610
Food Products - 1.0%
Calavo Growers, Inc.	627	16,039
Darling International, Inc. (I)(L)	43,221	712,714
Dean Foods Company (I)	9,862	167,950
J&J Snack Foods Corp.	803	47,457
Sanderson Farms, Inc. (L)	1,011	46,324
Smart Balance, Inc. (I)	3,121	29,306
The Hain Celestial Group, Inc. (I)	2,015	110,906
TreeHouse Foods, Inc. (I)	14,650	912,549

		2,043,245
Household Products - 0.2%
Spectrum Brands Holdings, Inc. (I)	15,873	516,984
Personal Products - 0.7%
Elizabeth Arden, Inc. (I)	1,409	54,683
Inter Parfums, Inc. (L)	27,789	479,916
Medifast, Inc. (I)	702	13,815
Nature’s Sunshine Products, Inc.	680	10,268
Nu Skin Enterprises, Inc., Class A (L)	16,099	755,043
Prestige Brands Holdings, Inc. (I)	1,348	21,312
Revlon, Inc. (I)	655	9,321
Schiff Nutrition International, Inc. (I)	579	10,393
USANA Health Sciences, Inc. (I)(L)	397	16,325

		1,371,076
Tobacco - 0.0%
Star Scientific, Inc. (I)(L)	5,775	26,334

		5,547,788
Energy - 8.5%
Energy Equipment & Services - 2.5%
Atwood Oceanics, Inc. (I)	3,137	118,704
Basic Energy Services, Inc. (I)(L)	40,133	414,173
C&J Energy Services, Inc. (I)(L)	1,111	20,554
CARBO Ceramics, Inc. (L)	1,112	85,324
Dril-Quip, Inc. (I)	1,829	119,964
Gulfmark Offshore, Inc., Class A (I)	12,111	412,258
Heckmann Corp. (I)(L)	7,358	24,870
Helix Energy Solutions Group, Inc. (I)	22,427	368,027
Hornbeck Offshore Services, Inc. (I)(L)	1,779	68,990
ION Geophysical Corp. (I)(L)	3,353	22,096
Lufkin Industries, Inc. (L)	1,775	96,418
Matrix Service Company (I)	1,372	15,572
McDermott International, Inc. (I)	236,730	2,637,172
Oil States International, Inc. (I)	2,761	182,778
OYO Geospace Corp. (I)	6,981	628,220
RigNet, Inc. (I)	372	6,469
RPC, Inc. (L)	2,289	27,216
Tesco Corp. (I)	1,721	20,652
Tidewater, Inc.	1,779	82,474

		5,351,931
Oil, Gas & Consumable Fuels - 6.0%
Abraxas Petroleum Corp. (I)(L)	4,436	14,151
Amyris, Inc. (I)(L)	1,650	7,310
Apco Oil and Gas International, Inc.	488	8,808
Approach Resources, Inc. (I)(L)	1,390	35,501

The accompanying notes are an integral part of the financial statements.

171

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
ATP Oil & Gas Corp. (I)(L)	2,458	$8,308
Berry Petroleum Company, Class A (L)	2,510	99,547
Bill Barrett Corp. (I)(L)	1,283	27,482
BPZ Resources, Inc. (I)(L)	4,907	12,415
Carrizo Oil & Gas, Inc. (I)(L)	109,472	2,573,687
Cheniere Energy, Inc. (I)(L)	8,052	118,686
Clayton Williams Energy, Inc. (I)	325	15,724
Clean Energy Fuels Corp. (I)(L)	3,656	56,668
Cloud Peak Energy, Inc. (I)(L)	1,142	19,311
Contango Oil & Gas Company (I)(L)	698	41,322
Crosstex Energy, Inc. (L)	666	9,324
CVR Energy, Inc. (I)	607	16,134
Enbridge Energy Management LLC (I)	885	28,293
Energy XXI Bermuda, Ltd.	18,991	594,228
FX Energy, Inc. (I)	2,679	15,940
Gastar Exploration, Ltd. (I)	2,022	3,902
GeoResources, Inc. (I)	1,096	40,125
Gevo, Inc. (I)(L)	424	2,107
Goodrich Petroleum Corp. (I)	1,462	20,263
Gran Tierra Energy, Inc. (I)	14,901	73,164
Gulfport Energy Corp. (I)	2,528	52,153
Halcon Resources Corp. (I)(L)	3,460	32,662
Hyperdynamics Corp. (I)(L)	5,792	4,854
InterOil Corp. (I)(L)	42,120	2,935,764
James River Coal Company (I)(L)	1,715	4,648
KiOR, Inc., Class A (I)(L)	912	8,162
Kodiak Oil & Gas Corp. (I)(L)	276,914	2,273,464
Magnum Hunter Resources Corp. (I)(L)	8,448	35,313
McMoRan Exploration Company (I)(L)	3,644	46,169
Northern Oil and Gas, Inc. (I)(L)	3,224	51,391
Oasis Petroleum, Inc. (I)	3,967	95,922
Patriot Coal Corp. (I)(L)	4,996	6,095
PDC Energy, Inc. (I)	1,613	39,551
Rentech, Inc. (I)	12,060	24,844
Resolute Energy Corp. (I)(L)	2,611	24,987
Rex Energy Corp. (I)(L)	242,825	2,722,068
Rosetta Resources, Inc. (I)	2,848	104,351
Sanchez Energy Corp. (I)	647	13,458
SemGroup Corp., Class A (I)	2,012	64,243
Solazyme, Inc. (I)(L)	1,581	21,976
Swift Energy Company (I)(L)	12,786	237,947
Targa Resources Corp.	554	23,656
Transatlantic Petroleum, Ltd. (I)(L)	5,871	6,341
Triangle Petroleum Corp. (I)	1,155	6,445
Uranium Energy Corp. (I)(L)	3,779	8,654
Venoco, Inc. (I)	1,633	16,346
World Fuel Services Corp.	1,903	72,371
ZaZa Energy Corp. (I)	880	3,978

		12,780,213

		18,132,144
Financials - 7.8%
Capital Markets - 1.3%
Duff & Phelps Corp.	1,766	25,607
Epoch Holding Corp.	871	19,841
Evercore Partners, Inc., Class A	694	16,233
Financial Engines, Inc. (I)	2,091	44,852
GAMCO Investors, Inc., Class A	116	5,149
HFF, Inc. (I)	1,772	24,702
ICG Group, Inc. (I)	1,982	18,334
INTL FCStone, Inc. (I)(L)	761	14,725
KBW, Inc. (L)	1,627	26,764
Ladenburg Thalmann
Financial Services, Inc. (I)	5,763	8,875
Raymond James Financial, Inc.	45,610	1,561,686
Safeguard Scientifics, Inc. (I)	1,096	16,966
Virtus Investment Partners, Inc. (I)	330	26,730
Walter Investment Management Corp.	23,005	539,237
WisdomTree Investments, Inc. (I)	57,872	380,219

		2,729,920
Commercial Banks - 1.2%
Boston Private Financial Holdings, Inc. (L)	63,300	565,269
CapitalSource, Inc.	8,122	54,580
Cardinal Financial Corp.	964	11,838
First Connecticut Bancorp, Inc.	621	8,384
First Horizon National Corp. (L)	25,560	221,094
Investors Bancorp, Inc. (I)	2,385	35,990
Pinnacle Financial Partners, Inc. (I)	24,690	481,702
Signature Bank (I)(L)	2,469	150,535
SVB Financial Group (I)	817	47,974
Texas Capital Bancshares, Inc. (I)(L)	10,270	414,805
Umpqua Holdings Corp. (L)	33,939	446,637
Webster Financial Corp.	2,588	56,056

		2,494,864
Consumer Finance - 1.0%
Cash America International, Inc. (L)	10,480	461,539
Credit Acceptance Corp. (I)	550	46,437
DFC Global Corp. (I)	34,478	635,430
Ezcorp, Inc., Class A (I)	1,565	36,715
First Cash Financial Services, Inc. (I)	17,803	715,147
Green Dot Corp., Class A (I)(L)	1,210	26,765
Netspend Holdings, Inc. (I)	1,831	16,827
Regional Management Corp. (I)	13,286	218,555
The First Marblehead Corp. (I)(L)	3,646	4,266
World Acceptance Corp. (I)(L)	378	24,872

		2,186,553
Diversified Financial Services - 1.3%
MarketAxess Holdings, Inc.	1,926	51,309
Moody’s Corp.	77,260	2,823,853
NewStar Financial, Inc. (I)	462	5,988

		2,881,150
Insurance - 2.3%
Citizens, Inc., Class A (I)(L)	2,078	20,261
eHealth, Inc. (I)(L)	1,017	16,384
Endurance Specialty Holdings, Ltd.	15,100	578,632
Greenlight Capital Re, Ltd., Class A (I)	1,060	26,945
HCC Insurance Holdings, Inc.	61,710	1,937,694
Hilltop Holdings, Inc. (I)	802	8,269
Horace Mann Educators Corp.	14,270	249,440
Infinity Property & Casualty Corp. (L)	7,546	435,178
Maiden Holdings, Ltd.	44,350	384,958
Platinum Underwriters Holdings, Ltd. (L)	13,500	514,350
ProAssurance Corp.	8,473	754,860

		4,926,971
Real Estate Investment Trusts - 0.5%
Alexander’s, Inc.	109	46,991
American Assets Trust, Inc.	1,785	43,286
Apartment Investment & Management
Company, Class A	2,443	66,034
Coresite Realty Corp.	1,109	28,634
Cousins Properties, Inc.	1,753	13,586
DuPont Fabros Technology, Inc.	3,369	96,219
Education Realty Trust, Inc. (L)	2,438	27,013
Equity Lifestyle Properties, Inc.	1,364	94,075
Extra Space Storage, Inc.	5,184	158,630

The accompanying notes are an integral part of the financial statements.

172

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
FelCor Lodging Trust, Inc. (I)	4,111	$19,322
First Industrial Realty Trust, Inc. (I)	1,524	19,233
Hudson Pacific Properties, Inc.	1,185	20,631
iStar Financial, Inc. (I)	1,302	8,398
Pebblebrook Hotel Trust	2,724	63,496
Post Properties, Inc.	1,424	69,705
PS Business Parks, Inc.	1,032	69,887
Strategic Hotels & Resorts, Inc. (I)	3,022	19,522
Tanger Factory Outlet Centers, Inc.	3,156	101,150

		965,812
Real Estate Management & Development - 0.1%
Altisource Portfolio Solutions SA (I)	876	64,149
Forest City Enterprises, Inc., Class A (I)(L)	6,423	93,776
Tejon Ranch Company (I)(L)	854	24,441
The St. Joe Company (I)(L)	2,403	37,991
Zillow, Inc. (I)	644	24,878

		245,235
Thrifts & Mortgage Finance - 0.1%
Beneficial Mutual Bancorp, Inc. (I)	1,912	16,501
Doral Financial Corp. (I)	2,399	3,599
MGIC Investment Corp. (I)(L)	5,111	14,720
Ocwen Financial Corp. (I)	5,555	104,323
TFS Financial Corp. (I)	4,956	47,330

		186,473

		16,616,978
Health Care - 17.1%
Biotechnology - 3.8%
Achillion Pharmaceuticals, Inc. (I)	2,403	14,899
Acorda Therapeutics, Inc. (I)	2,122	49,994
Aegerion Pharmaceuticals, Inc. (I)	630	9,349
Affymax, Inc. (I)(L)	1,814	23,364
Alkermes PLC (I)	4,296	72,903
Allos Therapeutics, Inc. (I)	4,240	7,590
Alnylam Pharmaceuticals, Inc. (I)(L)	1,570	18,322
AMAG Pharmaceuticals, Inc. (I)	792	12,197
Arena Pharmaceuticals, Inc. (I)(L)	10,451	104,301
Ariad Pharmaceuticals, Inc. (I)(L)	8,497	146,233
Arqule, Inc. (I)	3,102	18,395
Astex Pharmaceuticals (I)	132,064	276,014
AVEO Pharmaceuticals, Inc. (I)	1,734	21,085
BioMarin Pharmaceutical, Inc. (I)(L)	6,151	243,457
BioMimetic Therapeutics, Inc. (I)	618	1,625
Biotime, Inc. (I)(L)	1,476	6,790
Cell Therapeutics, Inc. (I)(L)	10,895	6,319
Cepheid, Inc. (I)(L)	3,484	155,909
Codexis, Inc. (I)	1,201	4,492
Cubist Pharmaceuticals, Inc. (I)	18,506	701,562
Curis, Inc. (I)(L)	4,122	22,259
Dendreon Corp. (I)(L)	5,344	39,546
Dyax Corp. (I)	5,335	11,364
Dynavax Technologies Corp. (I)	8,844	38,206
Emergent Biosolutions, Inc. (I)	1,345	20,377
Exact Sciences Corp. (I)	3,009	32,256
Exelixis, Inc. (I)	7,933	43,869
Genomic Health, Inc. (I)(L)	868	28,991
Geron Corp. (I)(L)	3,608	6,206
Halozyme Therapeutics, Inc. (I)	5,030	44,566
Idenix Pharmaceuticals, Inc. (I)(L)	2,366	24,370
Immunogen, Inc. (I)	2,667	44,752
Immunomedics, Inc. (I)	3,777	13,484
Incyte Corp. (I)(L)	6,127	139,083
InterMune, Inc. (I)	2,270	27,127
Ironwood Pharmaceuticals, Inc. (I)(L)	4,019	55,382
Isis Pharmaceuticals, Inc. (I)	3,291	39,492
Lexicon Pharmaceuticals, Inc. (I)	7,502	16,880
Ligand Pharmaceuticals, Inc., Class B (I)	936	15,856
MannKind Corp. (I)(L)	5,994	13,726
Medivation, Inc. (I)	1,829	167,171
Metabolix, Inc. (I)	1,145	2,118
Momenta Pharmaceuticals, Inc. (I)	2,338	31,610
Myriad Genetics, Inc. (I)	34,071	809,868
Neurocrine Biosciences, Inc. (I)	3,540	28,001
Novavax, Inc. (I)(L)	5,524	8,617
NPS Pharmaceuticals, Inc. (I)	4,614	39,727
Onyx Pharmaceuticals, Inc. (I)	10,466	695,466
Opko Health, Inc. (I)(L)	7,776	35,770
Orexigen Therapeutics, Inc. (I)(L)	1,900	10,526
Osiris Therapeutics, Inc. (I)(L)	893	9,796
Pharmacyclics, Inc. (I)	2,943	160,717
Progenics Pharmaceuticals, Inc. (I)	1,715	16,773
PROLOR Biotech, Inc. (I)	2,455	12,250
Protalix BioTherapeutics, Inc. (I)(L)	3,407	19,522
Raptor Pharmaceutical Corp. (I)	2,553	14,271
Rigel Pharmaceuticals, Inc. (I)	3,827	35,591
Sangamo Biosciences, Inc. (I)(L)	2,711	14,965
Savient Pharmaceuticals, Inc. (I)(L)	3,810	2,058
Seattle Genetics, Inc. (I)(L)	29,862	758,196
SIGA Technologies, Inc. (I)	2,057	5,904
Spectrum Pharmaceuticals, Inc. (I)(L)	3,080	47,925
Synageva BioPharma Corp. (I)	443	17,968
Targacept, Inc. (I)	1,485	6,386
Theravance, Inc. (I)	3,684	81,858
Threshold Pharmaceuticals, Inc. (I)	2,151	15,917
Trius Therapeutics, Inc. (I)	1,213	6,987
United Therapeutics Corp. (I)	47,070	2,324,317
ZIOPHARM Oncology, Inc. (I)(L)	3,509	20,879

		7,973,746
Health Care Equipment & Supplies - 4.5%
Abaxis, Inc. (I)(L)	1,161	42,957
ABIOMED, Inc. (I)(L)	1,876	42,810
Accuray, Inc. (I)	3,606	24,665
Align Technology, Inc. (I)	3,394	113,563
Antares Pharma, Inc. (I)(L)	5,039	18,342
Arthrocare Corp. (I)	1,475	43,188
Atrion Corp.	86	17,628
Cantel Medical Corp.	1,215	33,109
Conceptus, Inc. (I)	1,597	31,653
CONMED Corp. (L)	61,200	1,693,404
Cyberonics, Inc. (I)	1,472	66,152
DexCom, Inc. (I)(L)	3,614	46,837
Endologix, Inc. (I)	2,639	40,746
Greatbatch, Inc. (I)	619	14,057
Haemonetics Corp. (I)(L)	11,389	844,039
HeartWare International, Inc. (I)(L)	603	53,546
Hill-Rom Holdings, Inc.	1,160	35,786
ICU Medical, Inc. (I)(L)	669	35,711
Insulet Corp. (I)(L)	2,543	54,344
Integra LifeSciences Holdings Corp. (I)	1,078	40,080
MAKO Surgical Corp. (I)(L)	38,070	974,973
Masimo Corp. (I)(L)	33,878	758,190
Merit Medical Systems, Inc. (I)	2,142	29,581
Natus Medical, Inc. (I)	564	6,554
Navidea Biopharmaceuticals, Inc. (I)(L)	4,651	17,302
Neogen Corp. (I)(L)	1,195	55,209
NuVasive, Inc. (I)	2,279	57,795
NxStage Medical, Inc. (I)(L)	2,655	44,498

The accompanying notes are an integral part of the financial statements.

173

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
OraSure Technologies, Inc. (I)	2,524	$28,370
Orthofix International NV (I)	16,266	670,973
Palomar Medical Technologies, Inc. (I)	340	2,890
Quidel Corp. (I)(L)	1,613	25,292
RTI Biologics, Inc. (I)	2,850	10,716
Sirona Dental Systems, Inc. (I)	2,979	134,085
Staar Surgical Company (I)(L)	1,913	14,864
SurModics, Inc. (I)	578	9,999
The Cooper Companies, Inc.	32,744	2,611,661
Thoratec Corp. (I)	19,666	660,384
Tornier BV (I)	727	16,299
Unilife Corp. (I)(L)	3,752	12,682
Volcano Corp. (I)	2,827	80,994
West Pharmaceutical Services, Inc. (L)	1,805	91,134
Wright Medical Group, Inc. (I)	1,229	26,239
Young Innovations, Inc.	319	11,002

		9,644,303
Health Care Providers & Services - 2.4%
Acadia Healthcare Company, Inc. (I)	1,190	20,873
Accretive Health, Inc. (I)(L)	2,100	23,016
Air Methods Corp. (I)(L)	607	59,638
AMERIGROUP Corp. (I)(L)	2,573	169,586
AMN Healthcare Services, Inc. (I)	718	4,258
Bio-Reference Labs, Inc. (I)	1,355	35,609
BioScrip, Inc. (I)	2,291	17,022
Brookdale Senior Living, Inc. (I)	5,181	91,911
Catalyst Health Solutions, Inc. (I)	22,534	2,105,577
Centene Corp. (I)	2,722	82,096
Chemed Corp.	1,024	61,891
Corvel Corp. (I)	363	17,787
Emeritus Corp. (I)(L)	1,423	23,949
ExamWorks Group, Inc. (I)	1,626	21,512
Gentiva Health Services, Inc. (I)	518	3,590
HealthSouth Corp. (I)(L)	5,052	117,510
HMS Holdings Corp. (I)(L)	31,965	1,064,754
IPC The Hospitalist Company, Inc. (I)	884	40,063
Kindred Healthcare, Inc. (I)	1	10
Landauer, Inc. (L)	179	10,262
LHC Group, Inc. (I)	436	7,395
MEDNAX, Inc. (I)	2,626	179,986
Metropolitan Health Networks, Inc. (I)	47,952	458,901
Molina Healthcare, Inc. (I)	557	13,067
MWI Veterinary Supply, Inc. (I)(L)	646	66,389
PSS World Medical, Inc. (I)(L)	2,741	57,534
Sunrise Senior Living, Inc. (I)(L)	3,082	22,468
Team Health Holdings, Inc. (I)	1,581	38,086
Tenet Healthcare Corp. (I)	21,921	114,866
VCA Antech, Inc. (I)	4,404	96,800
WellCare Health Plans, Inc. (I)	2,291	121,423

		5,147,829
Health Care Technology - 1.2%
athenahealth, Inc. (I)(L)	1,896	150,106
Computer Programs & Systems, Inc. (L)	8,688	497,127
ePocrates, Inc. (I)	964	7,731
HealthStream, Inc. (I)(L)	19,924	518,024
MedAssets, Inc. (I)(L)	54,551	733,711
Medidata Solutions, Inc. (I)	1,258	41,099
Merge Healthcare, Inc. (I)	3,158	9,032
Omnicell, Inc. (I)(L)	38,022	556,642
Quality Systems, Inc. (L)	2,207	60,715

		2,574,187
Life Sciences Tools & Services - 1.8%
Affymetrix, Inc. (I)(L)	1,693	7,940
Bruker Corp. (I)	43,365	577,188
Charles River
Laboratories International, Inc. (I)	20,539	672,858
Complete Genomics, Inc. (I)(L)	742	1,380
eResearch Technology, Inc. (I)	2,607	20,830
Fluidigm Corp. (I)	855	12,859
ICON PLC, ADR (I)	34,058	767,327
Illumina, Inc. (I)(L)	35,100	1,417,689
Luminex Corp. (I)(L)	2,010	49,225
Pacific Biosciences of California, Inc. (I)	2,191	4,754
PAREXEL International Corp. (I)	3,181	89,800
Sequenom, Inc. (I)(L)	6,042	24,531
Techne Corp.	1,872	138,902

		3,785,283
Pharmaceuticals - 3.4%
Akorn, Inc. (I)(L)	32,741	516,326
Alimera Sciences, Inc. (I)	611	1,827
Ampio Pharmaceuticals, Inc. (I)(L)	1,076	5,466
Auxilium Pharmaceuticals, Inc. (I)	2,582	69,430
AVANIR Pharmaceuticals, Class A (I)(L)	4,148	16,260
Cadence Pharmaceuticals, Inc. (I)(L)	3,032	10,824
Clovis Oncology, Inc. (I)	628	13,615
Corcept Therapeutics, Inc. (I)	1,757	7,889
Depomed, Inc. (I)(L)	66,284	377,156
Endocyte, Inc. (I)	1,432	11,771
Forest Laboratories, Inc. (I)	767	729
Hi-Tech Pharmacal Company, Inc. (I)	555	17,982
Impax Laboratories, Inc. (I)	30,062	609,357
Jazz Pharmaceuticals PLC (I)	19,974	899,030
MAP Pharmaceuticals, Inc. (I)	1,222	18,306
Nektar Therapeutics (I)	3,993	32,224
Obagi Medical Products, Inc. (I)	1,010	15,423
Optimer Pharmaceuticals, Inc. (I)(L)	2,375	36,860
Pain Therapeutics, Inc. (I)	922	4,324
Par Pharmaceutical Companies, Inc. (I)	13,338	482,035
Pozen, Inc. (I)(L)	1,440	8,986
Questcor Pharmaceuticals, Inc. (I)(L)	15,590	830,012
Sagent Pharmaceuticals, Inc. (I)	510	9,221
Salix Pharmaceuticals, Ltd. (I)	8,357	454,955
SciClone Pharmaceuticals, Inc. (I)(L)	2,495	17,490
The Medicines Company (I)	2,905	66,641
ViroPharma, Inc. (I)(L)	2,458	58,255
Vivus, Inc. (I)	5,238	149,493
Watson Pharmaceuticals, Inc. (I)	34,910	2,582,991
XenoPort, Inc. (I)(L)	950	5,738

		7,330,616

		36,455,964
Industrials - 16.9%
Aerospace & Defense - 2.5%
Aerovironment, Inc. (I)	945	24,863
American Science & Engineering, Inc.	473	26,701
Astronics Corp. (I)	442	12,482
BE Aerospace, Inc. (I)	63,410	2,768,481
Cubic Corp. (L)	860	41,349
DigitalGlobe, Inc. (I)	52,413	794,581
GenCorp, Inc. (I)	2,514	16,366
HEICO Corp. (L)	797	31,497
HEICO Corp., Class A	1,591	51,326
Hexcel Corp. (I)(L)	32,213	830,773
Moog, Inc., Class A (I)	2,093	86,546
National Presto Industries, Inc.	255	17,791
Orbital Sciences Corp., Class A (I)	3,150	40,698
Taser International, Inc. (I)	2,994	15,689

The accompanying notes are an integral part of the financial statements.

174

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Aerospace & Defense (continued)
Teledyne Technologies, Inc. (I)	1,220	$75,213
The KEYW Holding Corp. (I)	838	8,414
Triumph Group, Inc. (L)	10,723	603,383

		5,446,153
Air Freight & Logistics - 2.2%
Echo Global Logistics, Inc. (I)	710	13,533
Forward Air Corp.	1,533	49,470
Hub Group, Inc., Class A (I)	83,360	3,017,632
Pacer International, Inc. (I)	653	3,539
UTi Worldwide, Inc.	115,435	1,686,505
XPO Logistics, Inc. (I)	831	13,961

		4,784,640
Airlines - 0.5%
Allegiant Travel Company (I)	5,676	395,504
Spirit Airlines, Inc. (I)	32,082	624,316

		1,019,820
Building Products - 0.8%
AAON, Inc.	641	12,083
American Woodmark Corp. (I)	188	3,215
AO Smith Corp.	14,675	717,461
Armstrong World Industries, Inc. (L)	13,700	673,492
Fortune Brands Home & Security, Inc. (I)	7,596	169,163
Simpson Manufacturing Company, Inc.	729	21,513
Trex Company, Inc. (I)	704	21,183
USG Corp. (I)(L)	1,976	37,643

		1,655,753
Commercial Services & Supplies - 1.8%
ACCO Brands Corp. (I)	3,888	40,202
American Reprographics Company (I)	737	3,707
Clean Harbors, Inc. (I)	2,553	144,040
Consolidated Graphics, Inc. (I)	12,753	370,475
Corrections Corp. of America	26,732	787,257
Covanta Holding Corp.	35,860	614,999
Encore Capital Group, Inc. (I)	413	12,233
EnergySolutions, Inc. (I)	1,494	2,525
EnerNOC, Inc. (I)	1,166	8,442
Healthcare Services Group, Inc. (L)	3,396	65,814
Herman Miller, Inc.	3,116	57,708
InnerWorkings, Inc. (I)(L)	38,526	521,257
Interface, Inc. (L)	1,675	22,830
KAR Auction Services, Inc. (I)	2,191	37,663
Knoll, Inc.	2,564	34,409
Mobile Mini, Inc. (I)(L)	2,072	29,837
Portfolio Recovery Associates, Inc. (I)(L)	916	83,594
Rollins, Inc.	32,994	738,076
Standard Parking Corp. (I)	826	17,776
Sykes Enterprises, Inc. (I)	2,126	33,931
Team, Inc. (I)	1,000	31,180
Tetra Tech, Inc. (I)	3,376	88,046
UniFirst Corp.	802	51,128

		3,797,129
Construction & Engineering - 1.9%
Aegion Corp. (I)	1,368	24,474
Dycom Industries, Inc. (I)	631	11,743
Furmanite Corp. (I)	1,986	9,652
MasTec, Inc. (I)(L)	115,176	1,732,247
MYR Group, Inc. (I)	22,802	389,002
Orion Marine Group, Inc. (I)	725	5,046
Quanta Services, Inc. (I)	77,500	1,865,425
The Shaw Group, Inc. (I)	3,484	95,148

		4,132,737
Electrical Equipment - 1.8%
Acuity Brands, Inc. (L)	1,126	57,325
American Superconductor Corp. (I)(L)	2,197	10,326
AZZ, Inc.	239	14,641
Belden, Inc.	92,830	3,095,881
Capstone Turbine Corp. (I)(L)	14,742	14,889
Ener1, Inc. (I)	28	0
Franklin Electric Company, Inc.	1,061	54,249
Global Power Equipment Group, Inc.	868	18,957
II-VI, Inc. (I)(L)	24,138	402,380
Polypore International, Inc. (I)(L)	2,486	100,410
Powell Industries, Inc. (I)	508	18,979
Preformed Line Products Company	82	4,749
Thermon Group Holdings, Inc. (I)	719	14,890
Vicor Corp.	560	3,886

		3,811,562
Industrial Conglomerates - 0.0%
Raven Industries, Inc.	919	63,953
Seaboard Corp. (I)	19	40,527

		104,480
Machinery - 1.9%
Accuride Corp. (I)	1,391	8,346
Actuant Corp., Class A (L)	15,561	422,637
American Railcar Industries, Inc. (I)	257	6,965
Astec Industries, Inc. (I)	1,037	31,815
Barnes Group, Inc.	2,468	59,948
Blount International, Inc. (I)	2,476	36,273
Chart Industries, Inc. (I)	4,565	313,889
CLARCOR, Inc.	1,746	84,087
Colfax Corp. (I)(L)	2,976	82,048
Commercial Vehicle Group, Inc. (I)	1,278	11,016
Dynamic Materials Corp.	707	12,252
EnPro Industries, Inc. (I)(L)	1,101	41,144
Federal Signal Corp. (I)	3,322	19,400
Graco, Inc.	3,199	147,410
Kennametal, Inc.	2,132	70,676
Lincoln Electric Holdings, Inc.	4,254	186,283
Lindsay Corp.	679	44,067
Meritor, Inc. (I)	4,836	25,244
Middleby Corp. (I)	1,823	181,589
NACCO Industries, Inc., Class A	95	11,044
Nordson Corp.	2,940	150,793
PMFG, Inc. (I)	855	6,678
RBC Bearings, Inc. (I)	1,180	55,814
Robbins & Myers, Inc.	1,095	45,793
Sauer-Danfoss, Inc.	643	22,460
Sun Hydraulics, Inc.	1,105	26,840
Tennant Company (L)	7,692	307,295
The Gorman-Rupp Company	785	23,393
The Manitowoc Company, Inc. (L)	6,698	78,367
The Toro Company	6,027	441,719
Titan International, Inc. (L)	2,144	52,592
Trimas Corp. (I)	27,678	556,328
Valmont Industries, Inc.	637	77,058
Wabash National Corp. (I)	1,260	8,341
Wabtec Corp.	2,568	200,330
Woodward, Inc.	3,321	130,980

		3,980,914
Marine - 0.1%
Genco Shipping & Trading, Ltd. (I)	613	1,870
Kirby Corp. (I)	2,687	126,504

		128,374

The accompanying notes are an integral part of the financial statements.

175

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Professional Services - 1.3%
Acacia Research Corp. (I)	2,294	$85,429
Exponent, Inc. (I)	7,062	373,085
FTI Consulting, Inc. (I)	2,224	63,940
Hill International, Inc. (I)	934	2,989
Huron Consulting Group, Inc. (I)	22,858	723,456
Insperity, Inc.	1,169	31,621
Kforce, Inc. (I)	1,619	21,792
Korn/Ferry International (I)	1,263	18,124
Mistras Group, Inc. (I)	18,176	477,665
On Assignment, Inc. (I)	1,971	31,457
Pendrell Corp. (I)	5,521	6,184
Resources Connection, Inc.	2,304	28,339
RPX Corp. (I)	917	13,159
The Advisory Board Company (I)	1,782	88,369
The Corporate Executive Board Company (L)	13,231	540,883
The Dolan Company (I)	542	3,648
TrueBlue, Inc. (I)	22,170	343,192

		2,853,332
Road & Rail - 0.9%
Amerco, Inc.	210	18,894
Avis Budget Group, Inc. (I)(L)	5,616	85,363
Celadon Group, Inc.	1,160	19,001
Con-way, Inc.	2,982	107,680
Dollar Thrifty Automotive Group, Inc. (I)	1,505	121,845
Genesee & Wyoming, Inc., Class A (I)(L)	2,153	113,765
Heartland Express, Inc. (L)	2,776	39,725
Knight Transportation, Inc. (L)	3,188	50,976
Landstar System, Inc.	7,068	365,557
Marten Transport, Ltd.	12,036	255,885
Old Dominion Freight Line, Inc. (I)	12,751	551,991
Patriot Transportation Holding, Inc. (I)	106	2,494
RailAmerica, Inc. (I)	1,081	26,160
Roadrunner Transportation Systems, Inc. (I)	748	12,634
Swift Transportation Company (I)	4,593	43,404
Zipcar, Inc. (I)(L)	1,365	16,011

		1,831,385
Trading Companies & Distributors - 1.2%
Air Lease Corp. (I)(L)	3,964	76,862
Applied Industrial Technologies, Inc.	2,021	74,474
Beacon Roofing Supply, Inc. (I)(L)	23,577	594,612
CAI International, Inc. (I)	217	4,314
DXP Enterprises, Inc. (I)	524	21,741
H&E Equipment Services, Inc. (I)	1,036	15,571
Kaman Corp., Class A (L)	442	13,675
Rush Enterprises, Inc., Class A (I)	1,470	24,035
Titan Machinery, Inc. (I)	944	28,669
United Rentals, Inc. (I)	4,254	144,806
Watsco, Inc. (L)	886	65,387
WESCO International, Inc. (I)(L)	24,866	1,431,038

		2,495,184

		36,041,463
Information Technology - 23.1%
Communications Equipment - 1.0%
ADTRAN, Inc. (L)	3,241	97,846
Anaren, Inc. (I)	236	4,626
Aruba Networks, Inc. (I)(L)	5,837	87,847
Calix, Inc. (I)	1,661	13,653
Ciena Corp. (I)	5,273	86,319
Comverse Technology, Inc. (I)	11,702	68,106
Digi International, Inc. (I)	1,395	14,285
EchoStar Corp., Class A (I)	1,973	52,127
Emulex Corp. (I)	30,783	221,638
Extreme Networks, Inc. (I)	4,240	14,586
Finisar Corp. (I)(L)	4,855	72,631
Globecomm Systems, Inc. (I)	1,089	11,042
Infinera Corp. (I)	2,857	19,542
InterDigital, Inc.	844	24,906
Ixia (I)	2,252	27,069
JDS Uniphase Corp. (I)	12,501	137,511
Loral Space & Communications, Inc.	507	34,146
NETGEAR, Inc. (I)	2,020	69,710
Oclaro, Inc. (I)	2,802	8,518
Oplink Communications, Inc. (I)	923	12,488
Plantronics, Inc.	2,295	76,653
Procera Networks, Inc. (I)	1,029	25,015
RADWARE, Ltd., ADR (I)	12,626	483,450
ShoreTel, Inc. (I)	2,057	9,010
Sonus Networks, Inc. (I)(L)	175,691	377,736
Sycamore Networks, Inc. (I)	377	5,474
ViaSat, Inc. (I)(L)	2,175	82,150

		2,138,084
Computers & Peripherals - 1.4%
3D Systems Corp. (I)(L)	2,312	78,932
Cray, Inc. (I)	1,671	20,186
Diebold, Inc.	13,080	482,783
Fusion-io, Inc. (I)(L)	2,649	55,338
Imation Corp. (I)	567	3,351
Intevac, Inc. (I)	432	3,249
NCR Corp. (I)	2,961	67,304
NetApp, Inc. (I)	64,530	2,053,345
OCZ Technology Group, Inc. (I)	2,168	11,490
QLogic Corp. (I)	5,273	72,187
Quantum Corp. (I)	12,521	25,418
Silicon Graphics International Corp. (I)(L)	1,689	10,843
STEC, Inc. (I)	1,972	15,382
Stratasys, Inc. (I)(L)	1,133	56,140
Super Micro Computer, Inc. (I)(L)	1,630	25,852
Synaptics, Inc. (I)	1,761	50,417

		3,032,217
Electronic Equipment, Instruments & Components - 1.9%
Agilysys, Inc. (I)	531	4,604
Anixter International, Inc. (L)	1,502	79,681
Badger Meter, Inc.	384	14,419
Cognex Corp.	1,072	33,929
Coherent, Inc. (I)	1,259	54,515
DTS, Inc. (I)(L)	885	23,081
Echelon Corp. (I)	1,846	6,424
Fabrinet (I)	1,196	15,010
FARO Technologies, Inc. (I)	897	37,746
FEI Company (L)	1,924	92,044
Insight Enterprises, Inc. (I)	131,310	2,209,947
InvenSense, Inc. (I)	1,068	12,068
IPG Photonics Corp. (I)(L)	1,754	76,457
Maxwell Technologies, Inc. (I)	20,085	131,758
Measurement Specialties, Inc. (I)(L)	769	25,000
Mercury Computer Systems, Inc. (I)	1,658	21,438
Methode Electronics, Inc.	690	5,872
Multi-Fineline Electronix, Inc. (I)	508	12,517
National Instruments Corp.	5,160	138,598
OSI Systems, Inc. (I)	11,591	734,174
Power-One, Inc. (I)	2,769	12,516
RealD, Inc. (I)(L)	2,183	32,658
Rofin-Sinar Technologies, Inc. (I)	1,530	28,963
Rogers Corp. (I)(L)	306	12,121
ScanSource, Inc. (I)(L)	1,465	44,888

The accompanying notes are an integral part of the financial statements.

176

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Electronic Equipment, Instruments &
Components (continued)
Universal Display Corp. (I)(L)	2,220	$79,787

		3,940,215
Internet Software & Services - 5.2%
Ancestry.com, Inc. (I)(L)	1,489	40,992
Angie’s List, Inc. (I)(L)	1,389	22,002
AOL, Inc. (I)	11,900	334,152
Bankrate, Inc. (I)	2,143	39,410
Blucora, Inc. (I)	2,002	24,665
Carbonite, Inc. (I)	403	3,603
comScore, Inc. (I)(L)	1,631	26,846
Constant Contact, Inc. (I)(L)	87,010	1,555,739
Cornerstone Ondemand, Inc. (I)	1,306	31,096
CoStar Group, Inc. (I)(L)	6,227	505,632
DealerTrack Holdings, Inc. (I)(L)	20,172	607,379
Demand Media, Inc. (I)	1,581	17,707
Dice Holdings, Inc. (I)(L)	36,125	339,214
Envestnet, Inc. (I)	934	11,208
Equinix, Inc. (I)(L)	18,752	3,293,789
Internap Network Services Corp. (I)	2,535	16,503
Keynote Systems, Inc.	835	12,400
KIT Digital, Inc. (I)(L)	1,139	4,886
Limelight Networks, Inc. (I)(L)	3,616	10,595
Liquidity Services, Inc. (I)	1,229	62,913
LivePerson, Inc. (I)	28,852	549,919
LogMeIn, Inc. (I)	1,116	34,060
MercadoLibre, Inc.	1,770	134,166
Move, Inc. (I)	1,791	16,316
NIC, Inc. (L)	33,335	423,355
OpenTable, Inc. (I)(L)	12,884	579,909
Perficient, Inc. (I)	1,543	17,328
QuinStreet, Inc. (I)	1,688	15,631
RealNetworks, Inc.	774	6,687
Responsys, Inc. (I)	886	10,738
SciQuest, Inc. (I)	1,004	18,032
SPS Commerce, Inc. (I)	11,089	336,884
Stamps.com, Inc. (I)	13,182	325,200
The Active Network, Inc. (I)	1,054	16,221
Travelzoo, Inc. (I)(L)	426	9,679
ValueClick, Inc. (I)(L)	32,254	528,643
VistaPrint NV (I)(L)	17,457	563,861
Vocus, Inc. (I)	658	12,239
WebMD Health Corp. (I)(L)	2,731	56,013
XO Group, Inc. (I)	944	8,373
Zix Corp. (I)	133,760	347,776

		10,971,761
IT Services - 3.9%
Acxiom Corp. (I)	2,716	41,039
Alliance Data Systems Corp. (I)(L)	20,260	2,735,100
Cardtronics, Inc. (I)	16,227	490,218
CoreLogic, Inc. (I)	27,800	509,018
DST Systems, Inc.	886	48,119
Euronet Worldwide, Inc. (I)	29,312	501,821
ExlService Holdings, Inc. (I)	1,250	30,800
FleetCor Technologies, Inc. (I)	1,989	69,695
Forrester Research, Inc.	853	28,883
Heartland Payment Systems, Inc.	2,079	62,536
Higher One Holdings, Inc. (I)(L)	1,518	18,550
iGATE Corp. (I)	1,675	28,509
Jack Henry & Associates, Inc.	4,406	152,095
MAXIMUS, Inc.	14,399	745,148
MoneyGram International, Inc. (I)	918	13,403
NeuStar, Inc., Class A (I)(L)	3,603	120,340
Sapient Corp.	5,997	60,390
ServiceSource International, Inc. (I)	2,104	29,140
Syntel, Inc.	894	54,266
TNS, Inc. (I)	24,124	432,785
Unisys Corp. (I)	2,206	43,127
VeriFone Systems, Inc. (I)	53,610	1,773,955
Virtusa Corp. (I)	1,028	13,724
Wright Express Corp. (I)	5,625	347,175

		8,349,836
Office Electronics - 0.0%
Zebra Technologies Corp., Class A (I)	2,779	95,486
Semiconductors & Semiconductor Equipment - 4.3%
ANADIGICS, Inc. (I)	1,817	3,289
Applied Micro Circuits Corp. (I)	3,291	18,825
Cabot Microelectronics Corp. (L)	1,229	35,899
Cavium, Inc. (I)	25,380	710,640
Ceva, Inc. (I)	1,248	21,977
Cirrus Logic, Inc. (I)(L)	3,426	102,369
CSR PLC, ADR	200	2,744
Cymer, Inc. (I)(L)	1,565	92,257
Cypress Semiconductor Corp. (I)	2,762	36,514
Diodes, Inc. (I)(L)	24,786	465,233
Entropic Communications, Inc. (I)(L)	4,426	24,963
Exar Corp. (I)	2,036	16,614
Fairchild Semiconductor International, Inc. (I)	117,430	1,655,763
FormFactor, Inc. (I)	959	6,205
GT Advanced Technologies Inc. (I)	6,399	33,787
Hittite Microwave Corp. (I)(L)	1,512	77,293
Inphi Corp. (I)	962	9,120
Integrated Device Technology, Inc. (I)	2,640	14,837
Intermolecular, Inc. (I)	560	4,340
IXYS Corp. (I)	1,324	14,789
Kopin Corp. (I)	3,407	11,720
Lattice Semiconductor Corp. (I)	6,271	23,642
LTX-Credence Corp. (I)	2,609	17,480
MaxLinear, Inc., Class A (I)	997	4,945
Micrel, Inc. (L)	2,812	26,798
Microsemi Corp. (I)(L)	4,674	86,422
MIPS Technologies, Inc. (I)(L)	90,815	605,736
MKS Instruments, Inc.	1,403	40,589
Monolithic Power Systems, Inc. (I)	155,117	3,082,175
Nanometrics, Inc. (I)(L)	1,177	18,079
Nova Measuring Instruments, Ltd. (I)	56,910	496,255
NVE Corp. (I)(L)	7,102	381,733
OmniVision Technologies, Inc. (I)(L)	978	13,066
Pericom Semiconductor Corp. (I)	443	3,987
Power Integrations, Inc. (L)	1,511	56,360
Rambus, Inc. (I)	5,328	30,583
RF Micro Devices, Inc. (I)(L)	14,732	62,611
Rubicon Technology, Inc. (I)(L)	963	9,823
Semtech Corp. (I)	3,478	84,585
Sigma Designs, Inc. (I)	889	5,672
Silicon Image, Inc. (I)	2,187	9,054
Silicon Laboratories, Inc. (I)	2,144	81,258
Standard Microsystems Corp. (I)	1,188	43,825
STR Holdings, Inc. (I)	463	2,111
Supertex, Inc. (I)	190	3,582
Teradyne, Inc. (I)(L)	9,968	140,150
TriQuint Semiconductor, Inc. (I)	8,885	48,868
Ultratech, Inc. (I)	1,381	43,502
Veeco Instruments, Inc. (I)(L)	2,072	71,194
Volterra Semiconductor Corp. (I)(L)	16,627	389,903

		9,243,166

The accompanying notes are an integral part of the financial statements.

177

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Software - 5.4%
Accelrys, Inc. (I)	2,990	$24,189
ACI Worldwide, Inc. (I)	18,566	820,803
Actuate Corp. (I)	2,471	17,124
Advent Software, Inc. (I)	1,772	48,039
Allot Communications, Ltd. (I)	19,270	536,862
Ariba, Inc. (I)	5,320	238,123
Aspen Technology, Inc. (I)	5,009	115,958
Blackbaud, Inc.	2,402	61,659
Bottomline Technologies, Inc. (I)	1,936	34,945
BroadSoft, Inc. (I)(L)	7,032	203,647
Cadence Design Systems, Inc. (I)(L)	14,645	160,949
Clicksoftware Technologies, Ltd.	51,389	415,737
CommVault Systems, Inc. (I)	12,434	616,353
Compuware Corp. (I)	4,098	38,070
Concur Technologies, Inc. (I)(L)	2,477	168,684
Deltek, Inc. (I)	657	7,615
Ebix, Inc. (L)	1,978	39,461
Ellie Mae, Inc. (I)	865	15,570
Fair Isaac Corp.	1,926	81,431
Imperva, Inc. (I)	307	8,848
Interactive Intelligence Group (I)	804	22,681
JDA Software Group, Inc. (I)	2,274	67,515
Jive Software, Inc. (I)(L)	1,000	20,990
Kenexa Corp. (I)	1,232	35,765
Manhattan Associates, Inc. (I)	12,478	570,369
Mentor Graphics Corp. (I)(L)	39,480	592,200
MicroStrategy, Inc., Class A (I)	449	58,307
Monotype Imaging Holdings, Inc. (I)	1,939	32,517
Netscout Systems, Inc. (I)	32,148	694,075
NetSuite, Inc. (I)	1,299	71,146
NICE Systems, Ltd., ADR (I)(L)	14,693	537,764
Opnet Technologies, Inc. (L)	22,107	587,825
Parametric Technology Corp. (I)	6,367	133,452
Pegasystems, Inc.	912	30,078
Progress Software Corp. (I)	2,153	44,933
PROS Holdings, Inc. (I)	1,098	18,468
QLIK Technologies, Inc. (I)	4,064	89,896
Quest Software, Inc. (I)	3,122	86,948
RealPage, Inc. (I)	1,943	45,000
Rosetta Stone, Inc. (I)	681	9,425
Rovi Corp. (I)	87,780	1,722,244
Seachange International, Inc. (I)	1,554	12,789
SolarWinds, Inc. (I)	14,774	643,555
Sourcefire, Inc. (I)(L)	1,541	79,207
SS&C Technologies Holdings, Inc. (I)	1,833	45,825
Synchronoss Technologies, Inc. (I)(L)	1,543	28,499
Take-Two Interactive Software, Inc. (I)	2,801	26,497
Tangoe, Inc. (I)	20,520	437,281
TeleNav, Inc. (I)	575	3,525
TiVo, Inc. (I)	6,501	53,763
Tyler Technologies, Inc. (I)	7,962	321,267
Ultimate Software Group, Inc. (I)	5,072	452,017
VASCO Data Security International, Inc. (I)	1,610	13,170
Verint Systems, Inc. (I)	1,246	36,769
VirnetX Holding Corp. (I)(L)	2,160	76,140
Websense, Inc. (I)	2,014	37,722

		11,393,691

		49,164,456
Materials - 4.5%
Chemicals - 2.4%
American Vanguard Corp.	1,184	31,483
Arabian American
Development Company (I)(L)	951	9,215
Balchem Corp. (L)	21,635	705,517
Calgon Carbon Corp. (I)	1,517	21,572
Chemtura Corp. (I)	5,148	74,646
Flotek Industries, Inc. (I)(L)	2,512	23,462
FMC Corp.	44,020	2,354,190
Georgia Gulf Corp.	640	16,429
Hawkins, Inc. (L)	501	19,128
Innospec, Inc. (I)	1,123	33,252
Intrepid Potash, Inc. (I)(L)	3,015	68,621
Koppers Holdings, Inc. (L)	1,103	37,502
Kraton Performance Polymers, Inc. (I)	18,786	411,601
LSB Industries, Inc. (I)	1,014	31,343
NewMarket Corp. (L)	2,883	624,458
Omnova Solutions, Inc. (I)	2,325	17,531
PolyOne Corp.	15,609	213,531
Rockwood Holdings, Inc.	3,731	165,470
Solutia, Inc.	6,544	183,559
Stepan Company (L)	163	15,351
TPC Group, Inc. (I)	710	26,235
Tredegar Industries, Inc.	405	5,897
Zep, Inc.	986	13,538
Zoltek Companies, Inc. (I)	1,546	13,960

		5,117,491
Construction Materials - 0.0%
Eagle Materials, Inc.	1,141	42,605
Headwaters, Inc. (I)	1,631	8,400
Texas Industries, Inc. (L)	287	11,196
United States Lime & Minerals, Inc. (I)	115	5,367

		67,568
Containers & Packaging - 0.3%
Graphic Packaging Holding Company (I)	7,309	40,200
Silgan Holdings, Inc.	12,051	514,457

		554,657
Metals & Mining - 1.2%
Allegheny Technologies, Inc.	28,000	892,920
Allied Nevada Gold Corp. (I)(L)	4,552	129,186
Carpenter Technology Corp.	834	39,899
Century Aluminum Company (I)	999	7,323
Coeur d’Alene Mines Corp. (I)	25,671	450,783
General Moly, Inc. (I)(L)	3,082	9,677
Globe Specialty Metals, Inc.	3,412	45,823
Gold Resource Corp. (L)	1,696	44,079
Haynes International, Inc.	332	16,912
Materion Corp.	1,023	23,560
McEwen Mining, Inc. (I)(L)	10,771	32,421
Midway Gold Corp. (I)(L)	4,286	5,958
Noranda Aluminum Holding Corp.	1,804	14,360
Paramount Gold and Silver Corp. (I)(L)	6,207	14,897
Royal Gold, Inc.	3,143	246,411
Stillwater Mining Company (I)	55,170	471,152

		2,445,361
Paper & Forest Products - 0.6%
Buckeye Technologies, Inc.	19,162	545,925
Clearwater Paper Corp. (I)(L)	1,220	41,626
Deltic Timber Corp. (L)	605	36,893
KapStone Paper and Packaging Corp. (I)	38,349	607,832
Louisiana-Pacific Corp. (I)(L)	3,663	39,853
Schweitzer-Mauduit International, Inc.	425	28,960

		1,301,089

		9,486,166

The accompanying notes are an integral part of the financial statements.

178

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Telecommunication Services - 3.3%
Diversified Telecommunication Services - 1.7%
AboveNet, Inc. (I)	1,193	$100,212
Atlantic Tele-Network, Inc.	174	5,869
Cbeyond, Inc. (I)	1,620	10,967
Cincinnati Bell, Inc. (I)(L)	9,983	37,137
Cogent Communications Group, Inc. (I)	150,152	2,890,426
Elephant Talk Communications, Inc. (I)(L)	2,731	4,588
General Communication, Inc., Class A (I)	1,628	13,529
inContact, Inc. (I)	74,205	371,767
Neutral Tandem, Inc. (I)	1,585	20,890
tw Telecom, Inc. (I)	8,019	205,768

		3,661,153
Wireless Telecommunication Services - 1.6%
Boingo Wireless, Inc. (I)	738	8,576
Clearwire Corp. (I)	19,342	21,663
Leap Wireless International, Inc. (I)	963	6,192
SBA Communications Corp., Class A (I)(L)	59,130	3,373,367

		3,409,798

		7,070,951
Utilities - 0.0%
Independent Power Producers & Energy Traders - 0.0%
GenOn Energy, Inc. (I)	14,431	24,677

TOTAL COMMON STOCKS (Cost $181,940,430)		$204,728,481

WARRANTS - 0.0%
Energy - 0.0%
Magnum Hunter Resources (Expiration Date:
10/14/2013; Strike Price: $10.50) (I)(L)	8,357	564

TOTAL WARRANTS (Cost $0)		$564

SECURITIES LENDING COLLATERAL - 25.0%
John Hancock Collateral
Investment Trust, 0.3542% (W)(Y)	5,326,236	53,302,841

TOTAL SECURITIES LENDING
COLLATERAL (Cost $53,304,027)		$53,302,841

SHORT-TERM INVESTMENTS - 3.6%
Repurchase Agreement - 1.5%
Repurchase Agreement with State Street Corp.
dated 06/29/2012 at 0.010% to be
repurchased at $3,278,003 on 07/02/2012,
collateralized by $2,600,000 U.S. Treasury
Notes, 2.375%-5.500% due
05/31/2018-08/15/2028 (valued at
$3,350,311, including interest)	$3,278,000	$3,278,000
Money Market Funds - 2.1%
State Street Institutional Liquid Reserves
Fund, 0.2002%	4,365,595	4,365,595

TOTAL SHORT-TERM INVESTMENTS (Cost $7,643,595)		$7,643,595

Total Investments (Smaller Company Growth Trust)
(Cost $242,888,052) - 124.7%		$265,675,481
Other assets and liabilities, net - (24.7%)		(52,652,170)

TOTAL NET ASSETS - 100.0%		$213,023,311

Strategic Allocation Trust

	Shares or Principal Amount		Value

CORPORATE BONDS - 36.2%
Consumer Discretionary - 6.6%
AutoZone, Inc.
5.875%, 10/15/2012		$100,000	$101,401
Best Buy Company, Inc.
6.750%, 07/15/2013		500,000	521,151
BMW US Capital LLC
4.625%, 02/20/2013	EUR	500,000	647,619
CBS Corp.
5.625%, 08/15/2012		$400,000	402,300
Comcast Cable Communications
Holdings, Inc.
8.375%, 03/15/2013		250,000	263,517
Comcast Cable Communications LLC
7.125%, 06/15/2013		250,000	264,501
COX Communications, Inc.
4.625%, 06/01/2013		300,000	310,528
7.125%, 10/01/2012		200,000	202,999
Macy’s Retail Holdings, Inc.
5.875%, 01/15/2013		750,000	768,263
News America Holdings, Inc.
9.250%, 02/01/2013		200,000	208,983
Time Warner Cable, Inc.
5.400%, 07/02/2012		500,000	500,000
Toyota Motor Credit Corp.
1.900%, 12/05/2012		250,000	251,612
Volkswagen International Finance NV
1.625%, 08/12/2013 (S)		650,000	655,299

			5,098,173
Consumer Staples - 3.4%
Anheuser-Busch InBev Worldwide, Inc.
2.500%, 03/26/2013		350,000	354,902
Diageo Finance BV
5.500%, 04/01/2013		500,000	518,306
Dr. Pepper Snapple Group, Inc.
2.350%, 12/21/2012		500,000	503,879
Kellogg Company
5.125%, 12/03/2012		450,000	458,419
Kraft Foods, Inc.
2.625%, 05/08/2013		400,000	405,936
PepsiCo, Inc.
4.650%, 02/15/2013		400,000	410,287

			2,651,729
Energy - 0.8%
Anadarko Petroleum Corp.
5.000%, 10/01/2012		125,000	125,932
Enterprise Products Operating LLC
4.600%, 08/01/2012		225,000	225,653
Plains All American Pipeline LP
4.250%, 09/01/2012		250,000	251,141

			602,726
Financials - 14.1%
American Express Centurion Bank
5.550%, 10/17/2012		350,000	354,913
American Honda Finance Corp.
2.375%, 03/18/2013 (S)		300,000	303,615
American International Group, Inc.
4.250%, 05/15/2013		500,000	510,004
ANZ National International, Ltd.
2.375%, 12/21/2012 (S)		125,000	125,845
Aon Corp.
7.375%, 12/14/2012		100,000	102,718
Bank of America Corp.
4.875%, 01/15/2013		300,000	304,964

The accompanying notes are an integral part of the financial statements.

179

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Strategic Allocation Trust (continued)

	Shares or Principal Amount		Value

CORPORATE BONDS (continued)
Financials (continued)
Bank of Montreal
2.125%, 06/28/2013		$500,000	$508,185
Bank One Corp.
5.250%, 01/30/2013		500,000	512,285
Barclays Bank PLC
5.450%, 09/12/2012		400,000	403,537
BB&T Corp.
3.850%, 07/27/2012		800,000	801,686
Boston Properties LP
6.250%, 01/15/2013		350,000	359,356
Capital One Bank
6.500%, 06/13/2013		350,000	366,820
Citigroup, Inc.
5.300%, 10/17/2012		400,000	404,990
CommonWealth REIT
6.500%, 01/15/2013		400,000	400,434
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA
2.650%, 08/17/2012 (S)		500,000	501,001
Credit Suisse New York
3.450%, 07/02/2012		325,000	325,000
Fifth Third Bancorp
6.250%, 05/01/2013		400,000	416,612
General Electric Capital Corp.
2.800%, 01/08/2013		100,000	101,166
4.800%, 05/01/2013		300,000	310,132
Goldman Sachs Group, Inc.
5.250%, 04/01/2013		300,000	309,037
Hartford Life Institutional Funding
0.787%, 08/15/2013 (P)(S)		500,000	498,759
HSBC Bank PLC
0.866%, 01/18/2013 (P)(S)		400,000	400,511
JPMorgan Chase & Company
5.250%, 11/02/2012		100,000	101,268
Metropolitan Life Global Funding I
2.500%, 01/11/2013 (S)		300,000	302,807
National City Bank
4.625%, 05/01/2013		750,000	772,006
Prudential Financial, Inc.
5.150%, 01/15/2013		400,000	409,288
TD Ameritrade Holding Corp.
2.950%, 12/01/2012		500,000	503,872
The Goldman Sachs Group, Inc.
5.700%, 09/01/2012		100,000	100,627
Wachovia Corp.
2.236%, 05/01/2013 (P)		400,000	405,764

			10,917,202
Health Care - 0.7%
Medco Health Solutions, Inc.
6.125%, 03/15/2013		500,000	518,216
Industrials - 2.5%
ERAC USA Finance LLC
5.800%, 10/15/2012 (S)		500,000	506,148
John Deere Capital Corp.
4.500%, 04/03/2013		500,000	515,152
Siemens Financieringsmaatschappij NV
4.125%, 02/20/2013	EUR	500,000	646,407
Union Pacific Corp.
5.450%, 01/31/2013		$250,000	256,819

			1,924,526
Information Technology - 1.0%
Hewlett-Packard Company
4.500%, 03/01/2013		300,000	306,678
6.500%, 07/01/2012		100,000	100,000
Tyco Electronics Group SA
6.000%, 10/01/2012		400,000	405,135

			811,813
Materials - 1.2%
ArcelorMittal
5.375%, 06/01/2013		400,000	411,386
Ei du Pont de Nemours & Company
4.125%, 03/06/2013		300,000	307,006
The Dow Chemical Company
6.000%, 10/01/2012		250,000	253,024

			971,416
Telecommunication Services - 4.9%
Alltel Corp.
6.500%, 11/01/2013		750,000	803,921
British Telecommunications PLC
5.150%, 01/15/2013		500,000	511,214
Deutsche Telekom International
Finance BV
5.250%, 07/22/2013		750,000	782,806
Telecom Italia Capital SA
5.250%, 11/15/2013		750,000	751,875
Telefonica Emisiones SAU
2.582%, 04/26/2013		500,000	492,527
Verizon Communications, Inc.
4.350%, 02/15/2013		400,000	409,261

			3,751,604
Utilities - 1.0%
Cincinnati Gas & Electric Company
5.700%, 09/15/2012		132,000	133,326
Dominion Resources, Inc.
5.700%, 09/17/2012		200,000	202,046
MidAmerican Energy Holdings Company
5.875%, 10/01/2012		400,000	405,028

			740,400

TOTAL CORPORATE BONDS (Cost $28,012,745)			$27,987,805

SHORT-TERM INVESTMENTS - 36.3%
U.S. Government - 36.3%
U.S. Treasury Bill
0.055%, 07/12/2012 *		3,500,000	3,499,941
0.133%, 09/27/2012 *		6,000,000	5,998,057
0.086%, 08/02/2012 *		4,500,000	4,499,656
0.136%, 11/23/2012 *		4,500,000	4,497,535
0.116%, 10/18/2012 *		9,500,000	9,496,663

			27,991,852

TOTAL SHORT-TERM INVESTMENTS (Cost $27,991,852)			$27,991,852

Total Investments (Strategic Allocation Trust)
(Cost $56,004,597) - 72.5%			$55,979,657
Other assets and liabilities, net - 27.5%			21,245,351

TOTAL NET ASSETS - 100.0%			$77,225,008

The accompanying notes are an integral part of the financial statements.

180

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

U.S. Equity Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 99.0%
Consumer Discretionary - 8.1%
Auto Components - 0.0%
Visteon Corp. (I)	4,000	$150,000
Automobiles - 0.3%
General Motors Company (I)	140,198	2,764,701
Distributors - 0.2%
Genuine Parts Company (L)	23,000	1,385,750
LKQ Corp. (I)	2,800	93,520

		1,479,270
Diversified Consumer Services - 0.2%
Apollo Group, Inc., Class A (I)	31,700	1,147,223
DeVry, Inc.	100	3,097
H&R Block, Inc.	25,000	399,500
Weight Watchers International, Inc.	5,200	268,112

		1,817,932
Hotels, Restaurants & Leisure - 2.5%
Cracker Barrel Old Country Store, Inc.	200	12,560
Einstein Noah Restaurant Group, Inc.	7,900	138,724
McDonald’s Corp.	226,751	20,074,266
Panera Bread Company, Class A (I)	4,900	683,256
Starbucks Corp.	44,800	2,388,736
Wyndham Worldwide Corp.	3,700	195,138
Yum! Brands, Inc.	4,400	283,448

		23,776,128
Household Durables - 0.0%
Mohawk Industries, Inc. (I)	400	27,932
Whirlpool Corp.	2,700	165,132

		193,064
Internet & Catalog Retail - 0.1%
Amazon.com, Inc. (I)	1,780	406,463
Expedia, Inc. (L)	7,550	362,929
Liberty Interactive Corp., Series A (I)	8,000	142,320

		911,712
Leisure Equipment & Products - 0.0%
Mattel, Inc.	8,600	278,984
Media - 0.3%
Arbitron, Inc.	5,900	206,500
Charter Communications, Inc., Class A (I)	3,200	226,784
Clear Channel Outdoor
Holdings, Inc., Class A (L)	26,100	157,122
Comcast Corp., Class A	13,800	441,186
DIRECTV, Class A (I)	8,600	419,852
DISH Network Corp.	2,700	77,085
Gannett Company, Inc.	6,700	98,691
Lamar Advertising Company, Class A (I)	10,900	311,740
The McGraw-Hill Companies, Inc.	3,200	144,000
The Washington Post Company, Class B (L)	223	83,362
Time Warner, Inc.	21,133	813,621

		2,979,943
Multiline Retail - 0.9%
Big Lots, Inc. (I)(L)	2,800	114,212
Dillard’s, Inc., Class A (L)	1,300	82,784
Dollar General Corp. (I)	2,300	125,097
Dollar Tree, Inc. (I)	55,160	2,967,608
Family Dollar Stores, Inc.	18,800	1,249,824
J.C. Penney Company, Inc. (L)	3,100	72,261
Macy’s, Inc.	18,100	621,735
Sears Holdings Corp. (I)(L)	13,800	823,860
Target Corp.	38,900	2,263,591

		8,320,972
Specialty Retail - 2.2%
Advance Auto Parts, Inc.	13,100	893,682
Aeropostale, Inc. (I)	11,100	197,913
AutoNation, Inc. (I)(L)	4,400	155,232
AutoZone, Inc. (I)	370	135,853
Bed Bath & Beyond, Inc. (I)	12,100	747,780
Best Buy Company, Inc. (L)	26,100	547,056
GameStop Corp., Class A (L)	73,492	1,349,313
Lowe’s Companies, Inc.	57,200	1,626,768
O’Reilly Automotive, Inc. (I)	5,300	443,981
Orchard Supply Hardware Stores Corp. (I)	428	7,118
PetSmart, Inc.	1,400	95,452
Ross Stores, Inc.	59,400	3,710,718
Sally Beauty Holdings, Inc. (I)	8,300	213,642
Staples, Inc.	12,900	168,345
The Gap, Inc. (L)	18,300	500,688
The Home Depot, Inc.	34,600	1,833,454
TJX Companies, Inc.	182,700	7,843,311

		20,470,306
Textiles, Apparel & Luxury Goods - 1.4%
Carter’s, Inc. (I)	2,300	120,980
Coach, Inc.	43,500	2,543,880
Fossil, Inc. (I)(L)	7,740	592,420
NIKE, Inc., Class B	102,710	9,015,884
VF Corp.	10,720	1,430,584

		13,703,748

		76,846,760
Consumer Staples - 24.7%
Beverages - 6.8%
Brown-Forman Corp., Class B	26,199	2,537,373
Dr. Pepper Snapple Group, Inc.	3,000	131,250
Monster Beverage Corp. (I)	44,040	3,135,648
PepsiCo, Inc.	349,276	24,679,842
The Coca-Cola Company	437,500	34,208,125

		64,692,238
Food & Staples Retailing - 5.3%
CVS Caremark Corp.	43,600	2,037,428
Roundy’s, Inc. (L)	8,300	84,743
Safeway, Inc. (L)	6,300	114,345
Sysco Corp.	109,400	3,261,214
The Kroger Company	45,600	1,057,464
Wal-Mart Stores, Inc.	596,780	41,607,502
Walgreen Company	86,100	2,546,838

		50,709,534
Food Products - 2.0%
Campbell Soup Company (L)	34,700	1,158,286
ConAgra Foods, Inc.	8,500	220,405
Dean Foods Company (I)	4,100	69,823
Flowers Foods, Inc. (L)	23,850	554,036
General Mills, Inc.	122,100	4,705,734
H.J. Heinz Company (L)	18,400	1,000,592
Hormel Foods Corp.	47,000	1,429,740
Kellogg Company	52,000	2,565,160
Kraft Foods, Inc., Class A	47,700	1,842,174
McCormick & Company, Inc., Non-
Voting Shares	27,100	1,643,615
The Hershey Company	48,200	3,471,846

		18,661,411
Household Products - 5.7%
Church & Dwight Company, Inc.	27,100	1,503,237
Clorox Company	23,700	1,717,302
Colgate-Palmolive Company	105,100	10,940,910

The accompanying notes are an integral part of the financial statements.

181

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

U.S. Equity Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Household Products (continued)
Kimberly-Clark Corp.	64,200	$5,378,034
The Procter & Gamble Company	563,600	34,520,500

		54,059,983
Personal Products - 0.5%
Nu Skin Enterprises, Inc., Class A	14,400	675,360
The Estee Lauder Companies, Inc., Class A	70,062	3,791,755

		4,467,115
Tobacco - 4.4%
Altria Group, Inc.	34,400	1,188,520
Lorillard, Inc.	32,520	4,291,014
Philip Morris International, Inc.	368,284	32,136,462
Reynolds American, Inc.	95,100	4,267,137

		41,883,133

		234,473,414
Energy - 1.1%
Energy Equipment & Services - 0.0%
Gulfmark Offshore, Inc., Class A (I)	5,200	177,008
SEACOR Holdings, Inc. (I)	2,000	178,760

		355,768
Oil, Gas & Consumable Fuels - 1.1%
Apache Corp.	11,070	972,942
Chesapeake Energy Corp. (L)	5,600	104,160
Chevron Corp.	53,501	5,644,356
ConocoPhillips	21,900	1,223,772
Kinder Morgan, Inc.	20,200	650,844
Marathon Petroleum Corp.	9,800	440,216
Occidental Petroleum Corp.	9,235	792,086
Phillips 66	10,950	363,978
Valero Energy Corp.	8,200	198,030
World Fuel Services Corp. (L)	4,900	186,347

		10,576,731

		10,932,499
Financials - 1.6%
Capital Markets - 0.0%
Janus Capital Group, Inc. (L)	25,400	198,628
Commercial Banks - 0.4%
CIT Group, Inc. (I)	12,200	434,808
Peapack Gladstone Financial Corp.	7,700	119,427
PNC Financial Services Group, Inc.	9,500	580,545
Regions Financial Corp.	14,800	99,900
U.S. Bancorp	16,900	543,504
Wells Fargo & Company	69,300	2,317,392
West Coast Bancorp (I)	900	17,685

		4,113,261
Consumer Finance - 0.1%
American Express Company	10,300	599,563
Capital One Financial Corp.	4,500	245,970
SLM Corp.	13,700	215,227

		1,060,760
Diversified Financial Services - 0.3%
Bank of America Corp.	159,395	1,303,851
JPMorgan Chase & Company	42,800	1,529,244

		2,833,095
Insurance - 0.7%
Alleghany Corp. (I)	270	91,733
American Financial Group, Inc.	2,000	78,460
American International Group, Inc. (I)	20,600	661,054
Assurant, Inc.	22,400	780,416
CNO Financial Group, Inc.	11,800	92,040
Fidelity National Financial, Inc., Class A	1,000	19,260
Genworth Financial, Inc., Class A (I)	24,300	137,538
Hartford Financial Services Group, Inc.	20,700	364,941
Hilltop Holdings, Inc. (I)	400	4,124
Lincoln National Corp.	4,200	91,854
MBIA, Inc. (I)(L)	20,200	218,362
Old Republic International Corp.	9,100	75,439
Primerica, Inc.	7,600	203,148
ProAssurance Corp.	2,200	195,998
Protective Life Corp. (L)	6,800	199,988
Prudential Financial, Inc.	10,200	493,986
StanCorp Financial Group, Inc.	2,600	96,616
Symetra Financial Corp.	19,000	239,780
The Chubb Corp.	5,800	422,356
The Travelers Companies, Inc.	22,200	1,417,248
Torchmark Corp.	3,900	197,145
Validus Holdings, Ltd.	500	16,015

		6,097,501
Real Estate Investment Trusts - 0.1%
American Capital Agency Corp.	8,900	299,129
Annaly Capital Management, Inc. (L)	12,200	204,716
CommonWealth	10,200	195,024
Digital Realty Trust, Inc. (L)	1,300	97,591
Omega Healthcare Investors, Inc.	600	13,500

		809,960
Real Estate Management & Development - 0.0%
The Howard Hughes Corp. (I)	11	678

		15,113,883
Health Care - 30.6%
Biotechnology - 2.6%
Alexion Pharmaceuticals, Inc. (I)	2,100	208,530
Amgen, Inc.	163,000	11,905,520
Biogen Idec, Inc. (I)	37,710	5,444,570
Celgene Corp. (I)	15,300	981,648
Cubist Pharmaceuticals, Inc. (I)	400	15,164
Enzon Pharmaceuticals, Inc. (I)(L)	36,100	248,007
Gilead Sciences, Inc. (I)	104,001	5,333,171
Idenix Pharmaceuticals, Inc. (I)(L)	19,600	201,880
PDL BioPharma, Inc. (L)	14,900	98,787
Theravance, Inc. (I)	300	6,666

		24,443,943
Health Care Equipment & Supplies - 4.3%
Alere, Inc. (I)	8,500	165,240
Baxter International, Inc.	108,701	5,777,458
Becton, Dickinson and Company	40,300	3,012,425
Boston Scientific Corp. (I)	15,700	89,019
C.R. Bard, Inc.	17,090	1,836,150
CareFusion Corp. (I)	5,500	141,240
Edwards Lifesciences Corp. (I)	20,000	2,066,000
Gen-Probe, Inc. (I)	7,500	616,500
IDEXX Laboratories, Inc. (I)(L)	13,200	1,268,916
Intuitive Surgical, Inc. (I)	9,080	5,028,413
Medtronic, Inc.	251,066	9,723,786
ResMed, Inc. (I)(L)	19,100	595,920
St. Jude Medical, Inc.	62,700	2,502,357
Stryker Corp.	73,800	4,066,380
Varian Medical Systems, Inc. (I)(L)	23,000	1,397,710
Zimmer Holdings, Inc. (L)	42,200	2,715,992

		41,003,506

The accompanying notes are an integral part of the financial statements.

182

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

U.S. Equity Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Health Care Providers & Services - 3.4%
Aetna, Inc.	27,000	$1,046,790
AMERIGROUP Corp. (I)	2	132
AmerisourceBergen Corp.	15,600	613,860
Cardinal Health, Inc.	10,500	441,000
Coventry Health Care, Inc.	8,400	267,036
Express Scripts Holding Company (I)	176,000	9,826,080
HCA Holdings, Inc.	3,200	97,376
Health Net, Inc. (I)	6,500	157,755
Henry Schein, Inc. (I)(L)	16,100	1,263,689
Humana, Inc.	12,400	960,256
Laboratory Corp. of America Holdings (I)(L)	27,300	2,528,253
LHC Group, Inc. (I)	5,400	91,584
Lincare Holdings, Inc.	3,500	119,070
McKesson Corp.	9,000	843,750
MEDNAX, Inc. (I)	7,800	534,612
Patterson Companies, Inc. (L)	15,800	544,626
Quest Diagnostics, Inc.	21,700	1,299,830
UnitedHealth Group, Inc.	177,222	10,367,487
WellPoint, Inc.	22,500	1,435,275

		32,438,461
Health Care Technology - 0.3%
Cerner Corp. (I)	30,640	2,532,702
Quality Systems, Inc. (L)	12,800	352,128

		2,884,830
Life Sciences Tools & Services - 0.2%
Life Technologies Corp. (I)	2,200	98,978
Mettler-Toledo International, Inc. (I)	510	79,484
Techne Corp.	8,900	660,380
Waters Corp. (I)	15,900	1,263,573

		2,102,415
Pharmaceuticals - 19.8%
Abbott Laboratories	440,601	28,405,546
Allergan, Inc.	60,074	5,561,050
Bristol-Myers Squibb Company	412,300	14,822,185
Eli Lilly & Company	364,701	15,649,320
Endo Pharmaceuticals Holdings, Inc. (I)	17,700	548,346
Forest Laboratories, Inc. (I)	75,700	2,648,743
Hospira, Inc. (I)	2,900	101,442
Johnson & Johnson	589,700	39,840,132
Merck & Company, Inc.	870,456	36,341,538
Perrigo Company	1,250	147,413
Pfizer, Inc.	1,903,194	43,773,462

		187,839,177

		290,712,332
Industrials - 2.9%
Aerospace & Defense - 0.7%
Exelis, Inc.	17,800	175,508
General Dynamics Corp.	20,700	1,365,372
Huntington Ingalls Industries, Inc. (I)	5,400	217,296
L-3 Communications Holdings, Inc.	8,400	621,684
Lockheed Martin Corp.	5,700	496,356
Northrop Grumman Corp.	8,300	529,457
Raytheon Company	17,900	1,012,961
United Technologies Corp.	32,600	2,462,278

		6,880,912
Air Freight & Logistics - 0.2%
C.H. Robinson Worldwide, Inc.	30,400	1,779,312
Airlines - 0.0%
Republic Airways Holdings, Inc. (I)	1	6
Commercial Services & Supplies - 0.2%
Copart, Inc. (I)	9,900	234,531
Courier Corp.	7,588	100,541
Pitney Bowes, Inc. (L)	4,100	61,377
R.R. Donnelley & Sons Company	1	12
Rollins, Inc.	20,800	465,296
Stericycle, Inc. (I)(L)	15,000	1,375,050

		2,236,807
Industrial Conglomerates - 1.3%
3M Company	132,800	11,898,880
Machinery - 0.0%
ITT Corp. (L)	4,200	73,920
Professional Services - 0.1%
Dun & Bradstreet Corp.	3,600	256,212
Verisk Analytics, Inc., Class A (I)	4,200	206,892

		463,104
Trading Companies & Distributors - 0.4%
Fastenal Company (L)	48,100	1,938,911
W.W. Grainger, Inc. (L)	11,140	2,130,414

		4,069,325
Transportation Infrastructure - 0.0%
Wesco Aircraft Holdings, Inc. (I)	6,500	82,745

		27,485,011
Information Technology - 28.1%
Communications Equipment - 2.4%
Cisco Systems, Inc.	275,019	4,722,076
Harris Corp.	9,200	385,020
QUALCOMM, Inc.	317,402	17,672,943
ViaSat, Inc. (I)	6,100	230,397

		23,010,436
Computers & Peripherals - 4.3%
Apple, Inc. (I)	46,990	27,442,160
Dell, Inc. (I)	132,600	1,660,152
EMC Corp. (I)	148,400	3,803,492
Hewlett-Packard Company	266,149	5,352,256
Lexmark International, Inc., Class A (L)	2,700	71,766
NCR Corp. (I)	100	2,273
SanDisk Corp. (I)	36,632	1,336,335
Western Digital Corp. (I)	40,900	1,246,632

		40,915,066
Electronic Equipment, Instruments & Components - 0.1%
Arrow Electronics, Inc. (I)	2,300	75,463
Avnet, Inc. (I)	2,800	86,408
Ingram Micro, Inc., Class A (I)	5,600	97,832
SYNNEX Corp. (I)	5,700	196,593
Tech Data Corp. (I)	1,800	86,706
Trimble Navigation, Ltd. (I)	1,900	87,419

		630,421
Internet Software & Services - 4.5%
AOL, Inc. (I)	8,200	230,256
eBay, Inc. (I)	45,200	1,898,852
Equinix, Inc. (I)	560	98,364
Google, Inc., Class A (I)	69,781	40,477,865
IAC/InterActiveCorp	300	13,680

		42,719,017
IT Services - 6.3%
Automatic Data Processing, Inc.	70,600	3,929,596
Cognizant Technology
Solutions Corp., Class A (I)	29,000	1,740,000

The accompanying notes are an integral part of the financial statements.

183

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

U.S. Equity Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
IT Services (continued)
Computer Sciences Corp.	10,100	$250,682
Fiserv, Inc. (I)	1,000	72,220
Global Payments, Inc.	12,900	557,667
Higher One Holdings, Inc. (I)(L)	7,200	87,984
International Business Machines Corp.	218,192	42,673,991
Jack Henry & Associates, Inc.	14,100	486,732
Lender Processing Services, Inc.	4,600	116,288
Mastercard, Inc., Class A	8,420	3,621,526
NeuStar, Inc., Class A (I)	14,600	487,640
Paychex, Inc.	67,500	2,120,175
SAIC, Inc. (L)	18,000	218,160
Total Systems Services, Inc.	24,000	574,320
Visa, Inc., Class A	25,530	3,156,274

		60,093,255
Office Electronics - 0.0%
Xerox Corp.	30,800	242,396
Semiconductors & Semiconductor Equipment - 0.5%
First Solar, Inc. (I)(L)	12,530	188,702
Intel Corp.	153,900	4,101,435
Texas Instruments, Inc.	23,300	668,477

		4,958,614
Software - 10.0%
Activision Blizzard, Inc.	11,700	140,283
Adobe Systems, Inc. (I)	22,600	731,562
ANSYS, Inc. (I)	15,100	952,961
BMC Software, Inc. (I)	29,700	1,267,596
CA, Inc.	7,700	208,593
Citrix Systems, Inc. (I)	25,000	2,098,500
FactSet Research Systems, Inc. (L)	11,190	1,039,999
Informatica Corp. (I)	17,000	720,120
Intuit, Inc.	55,000	3,264,250
MICROS Systems, Inc. (I)	14,400	737,280
Microsoft Corp.	1,565,736	47,895,864
Oracle Corp.	1,179,739	35,038,248
Symantec Corp. (I)	27,300	398,853

		94,494,109

		267,063,314
Materials - 0.6%
Chemicals - 0.4%
Airgas, Inc.	2,100	176,421
CF Industries Holdings, Inc.	1,690	327,421
Ecolab, Inc.	35,700	2,446,521
Huntsman Corp.	14,300	185,042
Sigma-Aldrich Corp. (L)	9,400	694,942
The Sherwin-Williams Company	2,410	318,964

		4,149,311
Construction Materials - 0.0%
Vulcan Materials Company	1,900	75,449
Metals & Mining - 0.1%
A. M. Castle & Company (I)	8,200	87,084
Freeport-McMoRan Copper & Gold, Inc.	9,080	309,356
Kaiser Aluminum Corp. (L)	2,200	114,048
SunCoke Energy, Inc. (I)	13,000	190,450

		700,938
Paper & Forest Products - 0.1%
Schweitzer-Mauduit International, Inc.	10,813	736,798

		5,662,496
Telecommunication Services - 0.7%
Diversified Telecommunication Services - 0.7%
American Tower Corp.	2,600	181,766
AT&T, Inc.	78,505	2,799,488
Crown Castle International Corp. (I)	8,500	498,610
Level 3 Communications, Inc. (I)	3,600	79,740
Verizon Communications, Inc.	68,500	3,044,140

		6,603,744
Wireless Telecommunication Services - 0.0%
Sprint Nextel Corp. (I)	80,500	262,430

		6,866,174
Utilities - 0.6%
Electric Utilities - 0.4%
American Electric Power Company, Inc.	7,200	287,280
Duke Energy Corp. (I)(L)	30,300	698,718
Entergy Corp.	5,960	404,624
Exelon Corp.	8,789	330,642
FirstEnergy Corp.	6,700	329,573
PPL Corp.	14,600	406,026
Progress Energy, Inc.	7,300	439,241
The Southern Company	19,800	916,740

		3,812,844
Multi-Utilities - 0.2%
Ameren Corp.	11,000	368,940
Consolidated Edison, Inc.	8,200	509,958
Dominion Resources, Inc.	10,600	572,400
DTE Energy Company	5,500	326,315
NiSource, Inc.	8,100	200,475

		1,978,088

		5,790,932

TOTAL COMMON STOCKS (Cost $794,002,382)		$940,946,815

SECURITIES LENDING COLLATERAL - 2.1%
John Hancock Collateral
Investment Trust, 0.3542% (W)(Y)	1,996,993	19,985,102

TOTAL SECURITIES LENDING
COLLATERAL (Cost $19,984,985)		$19,985,102

SHORT-TERM INVESTMENTS - 0.9%
Money Market Funds - 0.9%
State Street Institutional Treasury Money
Market Fund, 0.0000% (Y)	8,244,364	8,244,364

TOTAL SHORT-TERM INVESTMENTS (Cost $8,244,364)		$8,244,364

Total Investments (U.S. Equity Trust)
(Cost $822,231,731) - 102.0%		$969,176,281
Other assets and liabilities, net - (2.0%)		(19,224,490)

TOTAL NET ASSETS - 100.0%		$949,951,791

Utilities Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 89.4%
Consumer Discretionary - 12.2%
Media - 12.2%
Charter Communications, Inc., Class A (I)	4,380	$310,408
Comcast Corp., Special Class A	243,050	7,631,770

The accompanying notes are an integral part of the financial statements.

184

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Utilities Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Media (continued)
Kabel Deutschland Holding AG (I)	22,198	$1,381,442
Liberty Global, Inc., Series A (I)(L)	36,270	1,800,080
Time Warner Cable, Inc. (L)	47,680	3,914,528
Viacom, Inc., Class B	28,950	1,361,229
Virgin Media, Inc. (L)	286,900	6,997,491

		23,396,948

		23,396,948
Energy - 13.9%
Oil, Gas & Consumable Fuels - 13.9%
Cabot Oil & Gas Corp.	22,780	897,532
Cheniere Energy, Inc. (I)(L)	14,920	219,921
El Paso Pipeline Partners LP	8,280	279,864
Energen Corp.	24,170	1,090,792
EQT Corp.	53,920	2,891,730
Kinder Morgan, Inc.	157,477	5,073,903
Occidental Petroleum Corp.	12,360	1,060,117
QEP Resources, Inc.	78,471	2,351,776
Spectra Energy Corp.	90,800	2,638,648
The Williams Companies, Inc.	199,341	5,745,008
Williams Partners LP	55,780	2,913,947
WPX Energy, Inc. (I)	92,657	1,499,190

		26,662,428

		26,662,428
Telecommunication Services - 16.6%
Diversified Telecommunication Services - 10.6%
American Tower Corp.	29,080	2,032,983
Bezeq The
Israeli Telecommunication Corp., Ltd.	1,172,280	1,240,435
CenturyLink, Inc.	56,578	2,234,265
China Unicom Hong Kong, Ltd.	166,000	208,124
Crown Castle International Corp. (I)	17,400	1,020,684
Deutsche Telekom AG	176,690	1,938,333
Frontier Communications Corp. (L)	164,280	629,192
TDC A/S	307,591	2,138,029
Telecom Italia SpA, RSP	3,207,328	2,579,973
Telefonica Brasil SA, ADR	108,851	2,692,974
Telenet Group Holding NV	31,779	1,388,169
Xl Axiata Tbk PT	1,711,500	1,118,066
Ziggo NV (I)	35,510	1,135,302

		20,356,529
Wireless Telecommunication Services - 6.0%
Cellcom Israel, Ltd. (L)	76,030	463,783
Empresa Nacional de Telecomunicaciones SA	71,768	1,361,550
KDDI Corp.	15	96,755
Mobile TeleSystems, ADR	85,945	1,478,254
NII Holdings, Inc. (I)(L)	24,230	247,873
SBA Communications Corp., Class A (I)(L)	29,240	1,668,142
Tim Participacoes SA, ADR	113,334	3,112,152
Vodafone Group PLC	1,122,059	3,152,577

		11,581,086

		31,937,615
Utilities - 46.7%
Electric Utilities - 22.9%
American Electric Power Company, Inc.	58,080	2,317,392
CEZ AS (L)	81,011	2,798,610
Cia Paranaense de Energia, ADR (L)	39,580	858,094
E.ON AG	50,884	1,096,064
Edison International	110,930	5,124,966
EDP - Energias de Portugal SA	1,990,748	4,702,938
EDP - Energias do Brasil SA	210,900	1,353,498
Empresa Electrica del Norte Grande SA	252,390	601,754
FirstEnergy Corp.	36,610	1,800,846
Great Plains Energy, Inc.	60,595	1,297,339
Iberdrola SA (L)	515,981	2,443,115
ITC Holdings Corp.	24,540	1,691,051
Light SA	116,730	1,441,326
NextEra Energy, Inc.	53,180	3,659,316
Northeast Utilities	53,270	2,067,409
NV Energy, Inc.	61,270	1,077,127
OGE Energy Corp.	47,160	2,442,416
PPL Corp.	88,901	2,472,337
Red Electrica Corp. SA (L)	60,903	2,655,959
SSE PLC	91,263	1,989,692

		43,891,249
Gas Utilities - 2.3%
AGL Resources, Inc.	22,330	865,288
Atmos Energy Corp.	5,940	208,316
Enagas SA	152,065	2,774,898
ONEOK, Inc.	11,180	473,026

		4,321,528
Independent Power Producers & Energy Traders - 8.1%
Calpine Corp. (I)	244,130	4,030,586
China Hydroelectric Corp., ADR (I)(L)	44,940	31,687
China Longyuan Power Group Corp., H Shares	108,000	71,129
EDP Renovaveis SA (I)	580,511	1,989,235
GenOn Energy, Inc. (I)	722,270	1,235,082
NRG Energy, Inc. (I)(L)	170,322	2,956,790
The AES Corp. (I)	332,650	4,267,900
Tractebel Energia SA	56,300	1,041,347

		15,623,756
Multi-Utilities - 12.0%
CenterPoint Energy, Inc.	116,320	2,404,334
CMS Energy Corp. (L)	248,820	5,847,270
GDF Suez	95,963	2,289,574
National Grid PLC	203,028	2,148,976
NiSource, Inc. (L)	27,930	691,268
Public Service Enterprise Group, Inc.	137,670	4,474,275
RWE AG	27,790	1,136,025
Sempra Energy (L)	56,430	3,886,898
Suez Environnement Company	17,840	192,039

		23,070,659
Water Utilities - 1.4%
Aguas Andinas SA	1,211,351	749,913
Cia de Saneamento Basico do Estado de
Sao Paulo	9,400	360,368
Cia de Saneamento de Minas Gerais	56,500	1,223,674
United Utilities Group PLC	37,141	392,973

		2,726,928

		89,634,120

TOTAL COMMON STOCKS (Cost $156,297,628)		$171,631,111

PREFERRED SECURITIES - 4.2%
Utilities - 4.2%
Electric Utilities - 4.2%
Cia Paranaense de Energia	52,500	1,155,340
Companhia Energetica de Minas Gerais	51,150	955,768
Nextera Energy, Inc., 7.000%	34,550	1,892,304
PPL Corp., 8.750%	37,960	2,029,721

The accompanying notes are an integral part of the financial statements.

185

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Utilities Trust (continued)

	Shares or Principal Amount	Value

PREFERRED SECURITIES (continued)
Electric Utilities (continued)
PPL Corp., 9.500%	37,290	$1,972,641

		8,005,774

		8,005,774

TOTAL PREFERRED SECURITIES (Cost $7,771,510)		$8,005,774

CORPORATE BONDS - 1.6%
Energy - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Everest Acquisition LLC
9.375%, 05/01/2020 (S)	$1,080,000	$1,119,150
Utilities - 1.0%
Independent Power Producers & Energy Traders - 1.0%
GenOn Energy, Inc. 9.875%, 10/15/2020	1,316,000	1,283,100
NRG Energy, Inc. 7.875%, 05/15/2021	500,000	505,000
Viridian Group FundCo II, Ltd.
11.125%, 04/01/2017 (S)	295,000	271,400

		2,059,500

		2,059,500

TOTAL CORPORATE BONDS (Cost $3,141,855)		$3,178,650

CONVERTIBLE BONDS - 1.4%
Consumer Discretionary - 0.7%
Media - 0.7%
Virgin Media, Inc. 6.500%, 11/15/2016	$888,000	$1,327,560
Telecommunication Services - 0.7%
Wireless Telecommunication Services - 0.7%
SBA Communications Corp.
4.000%, 10/01/2014	677,000	1,305,764

TOTAL CONVERTIBLE BONDS (Cost $2,076,123)		$2,633,324

WARRANTS - 0.1%
Energy - 0.1%
Kinder Morgan, Inc. (Expiration Date:
05/25/2017; Strike Price: $40.00) (I)	76,488	165,214

TOTAL WARRANTS (Cost $107,365)		$165,214

SECURITIES LENDING COLLATERAL - 9.4%
John Hancock Collateral
Investment Trust, 0.3542% (W)(Y)	1,805,067	18,064,390

TOTAL SECURITIES LENDING
COLLATERAL (Cost $18,064,159)		$18,064,390

COMMERCIAL PAPER - 2.8%
HSBC Americas, Inc., 0.061%, 07/02/2012 *	$5,349,000	$5,348,991

TOTAL COMMERCIAL PAPER (Cost $5,348,991)		$5,348,991

Total Investments (Utilities Trust)
(Cost $192,807,631) - 108.9%		$209,027,454
Other assets and liabilities, net - (8.9%)		(17,133,831)

TOTAL NET ASSETS - 100.0%		$191,893,623

Value Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 88.7%
Consumer Discretionary - 12.4%
Automobiles - 1.2%
Harley-Davidson, Inc.	123,983	$5,669,743
Hotels, Restaurants & Leisure - 2.3%
Darden Restaurants, Inc.	205,179	10,388,213
Household Durables - 6.3%
Mohawk Industries, Inc. (I)	187,637	13,102,692
Newell Rubbermaid, Inc.	882,881	16,015,461

		29,118,153
Specialty Retail - 2.6%
Staples, Inc.	906,671	11,832,057

		57,008,166
Consumer Staples - 6.2%
Food & Staples Retailing - 2.4%
Safeway, Inc.	305,587	5,546,404
Sysco Corp.	184,843	5,510,170

		11,056,574
Food Products - 2.8%
ConAgra Foods, Inc.	489,497	12,692,657
Personal Products - 1.0%
Avon Products, Inc.	288,102	4,670,133

		28,419,364
Energy - 6.8%
Oil, Gas & Consumable Fuels - 6.8%
Murphy Oil Corp.	177,176	8,910,181
Newfield Exploration Company (I)	92,852	2,721,492
Pioneer Natural Resources Company	79,468	7,009,872
The Williams Companies, Inc.	306,927	8,845,636
WPX Energy, Inc. (I)	229,985	3,721,157

		31,208,338

		31,208,338
Financials - 19.0%
Capital Markets - 2.8%
Northern Trust Corp.	235,835	10,853,127
The Charles Schwab Corp.	161,577	2,089,191

		12,942,318
Commercial Banks - 6.8%
BB&T Corp.	365,856	11,286,658
Comerica, Inc.	299,213	9,188,831
Wintrust Financial Corp.	308,426	10,949,123

		31,424,612
Insurance - 7.6%
ACE, Ltd.	170,723	12,655,696
Marsh & McLennan Companies, Inc.	395,871	12,758,922
Willis Group Holdings PLC	261,704	9,549,579

		34,964,197
Real Estate Investment Trusts - 1.8%
Weingarten Realty Investors	306,400	8,070,576

		87,401,703
Health Care - 5.7%
Health Care Providers & Services - 4.8%
Brookdale Senior Living, Inc. (I)	566,214	10,044,636
HealthSouth Corp. (I)	506,465	11,780,376

		21,825,012

The accompanying notes are an integral part of the financial statements.

186

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Value Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Life Sciences Tools & Services - 0.9%
PerkinElmer, Inc.	167,785	$4,328,853

		26,153,865
Industrials - 7.7%
Electrical Equipment - 2.4%
The Babcock & Wilcox Company (I)	458,448	11,231,976
Machinery - 4.4%
Ingersoll-Rand PLC	136,151	5,742,849
Snap-On, Inc.	229,049	14,258,300

		20,001,149
Road & Rail - 0.9%
Swift Transportation Company (I)	431,830	4,080,794

		35,313,919
Information Technology - 13.7%
Communications Equipment - 1.5%
Juniper Networks, Inc. (I)	410,849	6,700,947
Computers & Peripherals - 2.1%
Diebold, Inc.	264,626	9,767,346
Electronic Equipment, Instruments & Components - 1.8%
Flextronics International, Ltd. (I)	1,324,847	8,214,051
IT Services - 3.7%
Fidelity National Information Services, Inc.	497,819	16,965,672
Office Electronics - 2.5%
Zebra Technologies Corp., Class A (I)	337,032	11,580,420
Software - 2.1%
BMC Software, Inc. (I)	227,632	9,715,334

		62,943,770
Materials - 7.0%
Chemicals - 2.6%
W.R. Grace & Company (I)	239,949	12,105,427
Containers & Packaging - 4.4%
Sealed Air Corp.	729,879	11,269,331
Sonoco Products Company	299,419	9,027,483

		20,296,814

		32,402,241
Telecommunication Services - 4.0%
Diversified Telecommunication Services - 4.0%
TW Telecom, Inc. (I)	723,443	18,563,547
Utilities - 6.2%
Electric Utilities - 3.7%
Edison International	366,775	16,945,005
Multi-Utilities - 2.5%
CenterPoint Energy, Inc.	406,640	8,405,249
Wisconsin Energy Corp.	85,782	3,394,394

		11,799,643

		28,744,648

TOTAL COMMON STOCKS (Cost $375,718,821)		$408,159,561

PREFERRED SECURITIES - 0.6%
Health Care - 0.6%
HealthSouth Corp., 6.500%	2,475	2,623,500

TOTAL PREFERRED SECURITIES (Cost $2,061,296)		$2,623,500

CONVERTIBLE BONDS - 1.0%
Health Care - 1.0%
Brookdale Senior Living, Inc.
2.750%, 06/15/2018	5,094,000	4,724,685
TOTAL CONVERTIBLE BONDS (Cost $4,677,839)		$4,724,685

SHORT-TERM INVESTMENTS - 9.7%
Money Market Funds - 9.7%
State Street Institutional Liquid Reserves
Fund, 0.2002% (Y)	44,769,665	44,769,665

TOTAL SHORT-TERM INVESTMENTS (Cost $44,769,665)		$44,769,665

Total Investments (Value Trust) (Cost $427,227,621) - 100.0%		$460,277,411
Other assets and liabilities, net - 0.0%		24,735

TOTAL NET ASSETS - 100.0%		$460,302,146

Footnotes

Percentages are based upon net assets.

Key to Currency Abbreviations

AUD	- Australian Dollar
BRL	- Brazilian Real
CLP	- Chilean Peso
EUR	- Euro
HKD	- Hong Kong Dollar
INR	- Indian Rupee
JPY	- Japanese Yen
SEK	- Swedish Krona
THB	- Thai Baht

Key to Security Abbreviations and Legend

ADR	- American Depositary Receipts
GDR	- Global Depositary Receipts
LIBOR	- London Interbank Offered Rate
PIK	- Paid In Kind
TBA	- To Be Announced
(A)	The subadviser is an affiliate of the adviser.
(C)	Security purchased on a when-issued or delayed delivery basis.
(D)	All or a portion of this security is segregated at the custodian as collateral pursuant to certain derivative instrument contracts.
(G)	The Portfolio’s sub-adviser is shown parenthetically.
(H)	Non-income producing - Issuer is in default.
(I)	Non-income producing security.
(L)	All or a portion of the security is on loan as of June 30, 2012.
(M)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(N)	Strike price and/or expiration date not available.
(P)	Variable rate obligation. Securities reset coupon rates periodically. The coupon rate shown represents the rate at period end.
(R)

Direct placement securities are restricted to resale and the Fund has limited rights to registration under the Securities Act of 1933. For more information on this security refer to Note 10 of the Notes to Financial Statements.

(S)	The securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold to qualified institutional buyers, in transactions exempt from registration.
(T)	All or a portion of this position represents unsettled loan commitment at period end where the coupon rate will be determined at time of settlement.

The accompanying notes are an integral part of the financial statements.

187

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

(W)	Investment is an affiliate of the Portfolio, the adviser and/or subadviser. Also, it represents the investment of securities lending collateral received.
(Y)	The rate shown is the annualized seven-day yield as of June 30, 2012.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
(1)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.
(2)	Manulife Asset Management (North America) Limited is doing business as John Hancock Asset Management.

The accompanying notes are an integral part of the financial statements.

188

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Active Bond Trust

	Shares or Principal Amount		Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 29.7%
U.S. Government - 6.1%
U.S. Treasury Bonds
1.750%, 05/15/2022		$32,795,000	33,092,188
3.125%, 02/15/2042		17,530,000	18,863,928
U.S. Treasury Notes
0.250%, 04/30/2014		2,115,000	2,112,604
0.875%, 04/30/2017		3,350,000	3,377,219
1.375%, 02/28/2019		2,000,000	2,043,594
1.500%, 06/30/2016		2,525,000	2,616,531
2.000%, 11/15/2021		2,075,000	2,152,974
2.250%, 07/31/2018		4,000,000	4,308,752
2.750%, 02/28/2018		3,000,000	3,312,423
3.125%, 05/15/2021		1,055,000	1,202,041
U.S. Treasury Strips, PO
6.850%, 11/15/2030		4,985,000	3,061,338

			76,143,592
U.S. Government Agency - 23.6%
Federal Home Loan Mortgage Corp.
4.500%, 09/01/2023		1,238,149	1,316,853
5.000%, 03/01/2041 to 04/01/2041		3,822,396	4,154,191
6.500%, 06/01/2037 to 02/01/2038		872,905	978,445
Federal National Mortgage Association
2.420%, 08/01/2034 (P)		2,073,311	2,218,303
2.871%, 07/01/2033 (P)		51,271	54,837
3.500%, 06/01/2042		5,560,905	5,867,348
4.000%, TBA (C)		37,500,000	39,911,426
4.000%, 10/01/2040 to 01/01/2042		33,780,612	36,327,896
4.500%, 06/01/2040 to 06/01/2041		68,170,584	73,284,049
5.000%, TBA (C)		14,000,000	15,153,198
5.000%, 05/01/2018 to 04/01/2041		36,942,765	40,140,730
5.500%, 02/01/2018 to 11/01/2039		25,266,046	27,687,950
6.000%, 05/01/2035 to 07/01/2038		18,862,068	20,900,015
6.500%, 02/01/2036 to 06/01/2039		10,396,166	11,684,165
7.000%, 12/01/2012 to 06/01/2032		734,191	829,707
7.500%, 09/01/2029 to 08/01/2031		128,306	149,871
Government National
Mortgage Association
4.000%, TBA (C)		7,500,000	8,195,197
5.000%, 04/15/2035		2,098,358	2,313,169
5.500%, 03/15/2035		1,716,072	1,906,207
6.000%, 03/15/2033 to 06/15/2033		885,819	994,244
6.500%, 09/15/2028 to 08/15/2031		207,047	237,432
7.000%, 04/15/2029		79,576	91,888
8.000%, 10/15/2026 to 05/15/2029		91,047	106,857

			294,503,978

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $359,689,488)			$370,647,570

FOREIGN GOVERNMENT OBLIGATIONS - 0.7%
Argentina - 0.2%
City of Buenos Aires, Bond
9.950%, 03/01/2017 (S)		1,120,000	761,600
Republic of Argentina
Zero Coupon 12/15/2035 (Z)	ARS	19,532,033	485,388
1.180%, 12/31/2038 (P)		8,797,621	777,347
5.830%, 12/31/2033 (P)		3,617,497	934,117

			2,958,452
Germany - 0.1%
Federal Republic of Germany
6.250%, 01/04/2030	EUR	725,000	1,440,308
Japan - 0.1%
Government of Japan
1.500%, 09/20/2014	JPY	68,650,000	885,241
Mexico - 0.2%
Government of Mexico
8.000%, 12/19/2013 to 12/07/2023	MXN	20,193,300	1,729,377
Panama - 0.1%
Republic of Panama
8.875%, 09/30/2027		$344,000	533,200
9.375%, 04/01/2029		130,000	212,550

			745,750
Peru - 0.0%
Republic of Peru
9.875%, 02/06/2015		111,000	134,865
United Kingdom - 0.0%
Government of United Kingdom
6.000%, 12/07/2028	GBP	85,000	198,794
8.000%, 12/07/2015		125,000	246,651

			445,445

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $7,991,917)			$8,339,438

CORPORATE BONDS - 40.5%
Consumer Discretionary - 5.2%
Allison Transmission, Inc.
7.125%, 05/15/2019 (S)		$980,000	1,021,650
AMC Entertainment, Inc.
8.750%, 06/01/2019		405,000	434,363
American Standard Americas
10.750%, 01/15/2016 (S)		355,000	307,963
Arcos Dorados Holdings, Inc.
10.250%, 07/13/2016 (S)	BRL	1,120,000	585,512
AutoNation, Inc.
5.500%, 02/01/2020		$1,020,000	1,050,600
6.750%, 04/15/2018		410,000	446,388
Burlington Coat Factory Warehouse Corp.
10.000%, 02/15/2019		1,455,000	1,542,300
Cablevision Systems Corp.
8.625%, 09/15/2017		335,000	373,525
CBS Corp.
7.875%, 07/30/2030		1,285,000	1,652,858
CCM Merger, Inc.
9.125%, 05/01/2019 (S)		920,000	928,050
CCO Holdings LLC
8.125%, 04/30/2020		275,000	306,625
Cinemark USA, Inc.
7.375%, 06/15/2021		490,000	531,650
8.625%, 06/15/2019		445,000	492,838
Comcast Corp.
6.550%, 07/01/2039		1,000,000	1,247,653
Corp. GEO SAB de CV
8.875%, 03/27/2022 (S)		1,030,000	1,060,900
CSC Holdings LLC
7.875%, 02/15/2018		915,000	1,027,088
Darden Restaurants, Inc.
6.800%, 10/15/2037		1,665,000	1,971,818
Downstream Development Authority of
the Quapaw Tribe of Oklahoma
10.500%, 07/01/2019 (S)		700,000	722,750
DR Horton, Inc.
4.750%, 05/15/2017		775,000	798,734

The accompanying notes are an integral part of the financial statements.

1

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Exide Technologies
8.625%, 02/01/2018	$910,000	$717,763
Expedia, Inc.
5.950%, 08/15/2020	1,155,000	1,210,880
Ford Motor Credit Company LLC
4.207%, 04/15/2016 (S)	1,400,000	1,454,236
5.000%, 05/15/2018	1,130,000	1,200,537
8.000%, 12/15/2016	1,009,000	1,193,857
Greektown Superholdings, Inc.
13.000%, 07/01/2015	1,728,000	1,887,840
Grupo Televisa SAB
6.625%, 01/15/2040	735,000	896,311
Harley-Davidson Financial Services, Inc.
2.700%, 03/15/2017 (S)	1,000,000	1,014,947
Hillman Group, Inc.
10.875%, 06/01/2018	785,000	830,138
Hyundai Capital Services, Inc.
4.375%, 07/27/2016 (S)	655,000	688,645
6.000%, 05/05/2015 (S)	960,000	1,044,470
Hyva Global BV
8.625%, 03/24/2016 (S)	735,000	624,750
Jacobs Entertainment, Inc.
9.750%, 06/15/2014	1,100,000	1,091,750
Kia Motors Corp.
3.625%, 06/14/2016 (S)	810,000	831,988
Landry’s, Inc.
9.375%, 05/01/2020 (S)	600,000	609,750
Levi Strauss & Company
7.625%, 05/15/2020	1,215,000	1,290,938
Limited Brands, Inc.
6.625%, 04/01/2021	770,000	841,225
Little Traverse Bay Bands of Odawa
Indians 9.000%, 08/31/2020 (S)	819,000	745,290
Macy’s Retail Holdings, Inc.
7.875%, 08/15/2036	1,145,000	1,229,787
Marina District Finance Company, Inc.
9.500%, 10/15/2015	655,000	635,350
MGM Resorts International
8.625%, 02/01/2019 (S)	865,000	925,550
News America, Inc.
6.150%, 03/01/2037 to 02/15/2041	575,000	658,303
6.400%, 12/15/2035	305,000	352,064
6.650%, 11/15/2037	1,000,000	1,168,692
6.750%, 01/09/2038	108,000	119,906
7.750%, 12/01/2045	491,000	601,155
QVC, Inc.
5.125%, 07/02/2022 (S)	225,000	230,625
Regal Cinemas Corp.
8.625%, 07/15/2019	325,000	358,313
Regal Entertainment Group
9.125%, 08/15/2018	275,000	302,500
Rivers Pittsburgh Borrower LP
9.500%, 06/15/2019 (S)	380,000	394,725
Seminole Indian Tribe of Florida
6.535%, 10/01/2020 (S)	1,225,000	1,257,830
7.750%, 10/01/2017 (S)	660,000	719,400
Simmons Foods, Inc.
10.500%, 11/01/2017 (S)	655,000	615,700
Target Corp.
6.500%, 10/15/2037	1,800,000	2,400,503
Time Warner Cable, Inc.
5.500%, 09/01/2041	750,000	817,174
6.550%, 05/01/2037	930,000	1,104,129
6.750%, 07/01/2018	2,905,000	3,540,614
Time Warner Companies, Inc.
7.570%, 02/01/2024	1,716,000	2,215,986
Time Warner Entertainment Company LP
8.375%, 07/15/2033	1,520,000	2,061,090
Time Warner, Inc.
7.625%, 04/15/2031	451,000	583,109
Toys R Us Property Company II LLC
8.500%, 12/01/2017	380,000	395,675
UBM PLC
5.750%, 11/03/2020 (S)	750,000	772,424
Viacom, Inc.
6.125%, 10/05/2017	1,500,000	1,791,906
6.875%, 04/30/2036	805,000	1,043,494
Visteon Corp.
6.750%, 04/15/2019	560,000	544,600
Waterford Gaming LLC
8.625%, 09/15/2014 (S)	690,597	390,855
XM Satellite Radio, Inc.
7.625%, 11/01/2018 (S)	1,150,000	1,236,250
Yum! Brands, Inc.
6.250%, 03/15/2018	715,000	847,655
6.875%, 11/15/2037	1,130,000	1,498,394

		65,492,338
Consumer Staples - 1.8%
Ajecorp BV
6.500%, 05/14/2022 (S)	715,000	734,663
Alliance One International, Inc.
10.000%, 07/15/2016	1,275,000	1,278,188
Anheuser-Busch Companies, Inc.
5.750%, 04/01/2036	1,000,000	1,231,737
6.500%, 02/01/2043	540,000	730,939
Bunge, Ltd. Finance Corp.
8.500%, 06/15/2019	1,000,000	1,249,126
Corp. Lindley SA
6.750%, 11/23/2021 (S)	300,000	324,000
Corp. Pesquera Inca SAC
9.000%, 02/10/2017 (S)	785,000	836,025
CVS Pass-Through Trust
8.353%, 07/10/2031 (S)	1,259,585	1,647,877
Del Monte Corp.
7.625%, 02/15/2019	535,000	539,681
Kraft Foods, Inc.
6.125%, 02/01/2018	1,105,000	1,324,779
Kroger Company
7.000%, 05/01/2018	1,105,000	1,315,960
Lorillard Tobacco Company
6.875%, 05/01/2020	280,000	331,321
Revlon Consumer Products Corp.
9.750%, 11/15/2015	870,000	930,900
Reynolds Group Issuer, Inc.
9.000%, 04/15/2019 (S)	1,050,000	1,047,375
9.875%, 08/15/2019 (S)	925,000	959,688
Rite Aid Corp.
9.250%, 03/15/2020 (S)	1,795,000	1,799,488
SABMiller PLC
6.500%, 07/15/2018 (S)	1,715,000	2,086,882
Safeway, Inc.
6.350%, 08/15/2017	820,000	919,866
7.250%, 02/01/2031	560,000	603,741
Tesco PLC
6.150%, 11/15/2037 (S)	900,000	1,069,913
Yankee Candle Company, Inc.
8.500%, 02/15/2015	36,000	36,720

The accompanying notes are an integral part of the financial statements.

2

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Consumer Staples (continued)
YCC Holdings LLC, PIK
10.250%, 02/15/2016	$915,000	$931,013

		21,929,882
Energy - 5.0%
Afren PLC
10.250%, 04/08/2019 (S)	570,000	585,675
11.500%, 02/01/2016 (S)	800,000	852,000
Alpha Natural Resources, Inc.
6.000%, 06/01/2019	295,000	251,488
6.250%, 06/01/2021	700,000	591,500
Anadarko Petroleum Corp.
6.450%, 09/15/2036	2,750,000	3,183,084
Arch Coal, Inc.
7.000%, 06/15/2019	375,000	316,875
7.250%, 06/15/2021	690,000	577,875
Astoria Depositor Corp., Series B
8.144%, 05/01/2021 (S)	2,245,000	1,975,600
BP Capital Markets PLC
4.750%, 03/10/2019	1,000,000	1,132,347
BreitBurn Energy Partners LP
7.875%, 04/15/2022 (S)	415,000	415,000
Cameron International Corp.
5.950%, 06/01/2041	1,178,000	1,338,605
CNOOC Finance 2003, Ltd.
5.500%, 05/21/2033 (S)	545,000	618,412
DCP Midstream LLC
9.750%, 03/15/2019 (S)	995,000	1,290,594
Devon Energy Corp.
4.000%, 07/15/2021	1,000,000	1,084,728
Devon Financing Corp. ULC
7.875%, 09/30/2031	874,000	1,251,204
DTEK Finance BV
9.500%, 04/28/2015 (S)	410,000	397,700
El Paso Pipeline Partners Operating
Company LLC
5.000%, 10/01/2021	500,000	541,359
Enbridge Energy Partners LP
7.500%, 04/15/2038	600,000	774,378
Energy Transfer Partners LP
5.200%, 02/01/2022	345,000	369,739
6.625%, 10/15/2036	1,000,000	1,063,560
9.700%, 03/15/2019	1,060,000	1,359,858
Enersis SA
7.375%, 01/15/2014	633,000	677,495
Enterprise Products Operating LLC
6.650%, 04/15/2018	750,000	900,749
6.875%, 03/01/2033	471,000	568,911
Enterprise Products Operating LLC
(7.000% to 06/01/2017, then 3 month
LIBOR + 2.778%) 06/01/2067	1,435,000	1,435,000
EV Energy Partners LP
8.000%, 04/15/2019	950,000	942,875
Georgian Oil and Gas Corp.
6.875%, 05/16/2017 (S)	880,000	860,640
GS Caltex Corp.
5.500%, 08/25/2014 (S)	471,000	492,120
Hess Corp.
5.600%, 02/15/2041	1,500,000	1,593,839
Kerr-McGee Corp.
6.950%, 07/01/2024	1,455,000	1,802,419
Kinder Morgan Energy Partners LP
4.150%, 03/01/2022	500,000	514,421
5.800%, 03/15/2035	402,000	426,230
7.300%, 08/15/2033	603,000	724,056
7.750%, 03/15/2032	535,000	666,821
Linn Energy LLC
6.250%, 11/01/2019 (S)	1,105,000	1,082,900
8.625%, 04/15/2020	455,000	490,263
Marathon Oil Corp.
6.800%, 03/15/2032	785,000	1,009,702
Marathon Petroleum Corp.
6.500%, 03/01/2041	495,000	563,243
MarkWest Energy Partners LP
6.500%, 08/15/2021	1,125,000	1,172,813
McMoRan Exploration Company
11.875%, 11/15/2014	735,000	755,213
Newfield Exploration Company
5.750%, 01/30/2022	905,000	945,725
Nexen, Inc.
5.875%, 03/10/2035	598,000	599,955
6.400%, 05/15/2037	775,000	822,194
Noble Holding International, Ltd.
4.900%, 08/01/2020	1,000,000	1,086,691
5.250%, 03/15/2042	500,000	496,362
NuStar Logistics LP
4.750%, 02/01/2022	1,000,000	1,018,113
7.650%, 04/15/2018	1,090,000	1,270,650
Offshore Group Investments, Ltd.
11.500%, 08/01/2015 (S)	975,000	1,057,875
ONEOK Partners LP
6.650%, 10/01/2036	1,435,000	1,686,996
Peabody Energy Corp.
6.250%, 11/15/2021 (S)	825,000	816,750
Petro-Canada
6.050%, 05/15/2018	1,445,000	1,710,806
Petroleos Mexicanos
4.875%, 01/24/2022 (S)	705,000	761,400
Precision Drilling Corp.
6.625%, 11/15/2020	775,000	798,250
Spectra Energy Capital LLC
6.200%, 04/15/2018	750,000	895,678
6.750%, 02/15/2032	589,000	700,532
Talisman Energy, Inc.
6.250%, 02/01/2038	1,025,000	1,109,363
Targa Resources Partners LP
6.375%, 08/01/2022 (S)	600,000	598,500
TransCanada Pipelines, Ltd. (6.350% to
05/15/2017, then 3 month
LIBOR + 2.210%)
05/15/2067	1,500,000	1,545,270
Transocean, Inc.
6.000%, 03/15/2018	1,000,000	1,117,549
6.800%, 03/15/2038	2,100,000	2,363,878
Transportadora de Gas Internacional SA
ESP 5.700%, 03/20/2022 (S)	725,000	752,188
Trinidad Drilling, Ltd.
7.875%, 01/15/2019 (S)	610,000	648,125
Weatherford International, Inc.
6.800%, 06/15/2037	260,000	293,376
Weatherford International, Ltd.
6.500%, 08/01/2036	600,000	652,614
Williams Partners LP
7.250%, 02/01/2017	1,590,000	1,905,911

		62,306,042

The accompanying notes are an integral part of the financial statements.

3

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Financials - 15.0%
Abbey National Treasury Services PLC
4.000%, 04/27/2016	$1,000,000	$985,675
Affinion Group Holdings, Inc.
11.625%, 11/15/2015	655,000	517,450
Aflac, Inc.
8.500%, 05/15/2019	975,000	1,273,471
Alfa Bank OJSC
7.750%, 04/28/2021 (S)	380,000	371,545
Allied World Assurance Company, Ltd.
7.500%, 08/01/2016	505,000	582,458
American Express Bank FSB
6.000%, 09/13/2017	1,585,000	1,872,708
American Express Company
7.000%, 03/19/2018	255,000	315,788
American International Group, Inc.
3.800%, 03/22/2017	555,000	566,005
4.875%, 06/01/2022	565,000	578,573
6.400%, 12/15/2020	1,500,000	1,698,341
8.250%, 08/15/2018	570,000	688,436
Aries Vermogensverwaltung GmbH
9.600%, 10/25/2014	750,000	905,465
Assurant, Inc.
5.625%, 02/15/2014	461,000	481,651
AvalonBay Communities, Inc.
5.700%, 03/15/2017	1,500,000	1,729,920
AXA SA (6.379% to 12/14/2036, then
3 month LIBOR + 2.256%)
12/14/2036 (Q)(S)	735,000	573,300
AXA SA (6.463% to 12/14/2018, then
3 month LIBOR + 1.449%)
12/14/2018 (Q)(S)	1,440,000	1,209,600
Banco de Credito del Peru
4.750%, 03/16/2016 (S)	455,000	467,513
Banco Santander Chile
5.375%, 12/09/2014 (S)	295,000	303,850
Bank of America Corp.
3.625%, 03/17/2016	1,250,000	1,256,151
5.000%, 05/13/2021	1,000,000	1,032,443
5.650%, 05/01/2018	1,000,000	1,069,824
5.700%, 01/24/2022	2,535,000	2,793,859
6.500%, 08/01/2016	715,000	785,448
7.625%, 06/01/2019	1,065,000	1,253,002
Bank of America NA
5.300%, 03/15/2017	355,000	369,754
6.000%, 10/15/2036	865,000	910,770
Bank of Ceylon
6.875%, 05/03/2017 (S)	650,000	645,125
Barclays Bank PLC
5.140%, 10/14/2020	760,000	718,732
6.050%, 12/04/2017 (S)	655,000	662,143
10.179%, 06/12/2021 (S)	670,000	790,433
BB&T Corp.
3.200%, 03/15/2016	500,000	529,408
Boston Properties LP
3.700%, 11/15/2018	1,538,000	1,607,962
3.850%, 02/01/2023	400,000	404,099
6.250%, 01/15/2013	191,000	196,106
BPCE SA (12.500% to 09/30/2019, then
3 month LIBOR + 12.980%)
09/30/2019 (Q)(S)	718,000	722,724
Brandywine Operating Partnership LP
7.500%, 05/15/2015	810,000	899,555
BRE Properties, Inc.
5.500%, 03/15/2017	1,506,000	1,658,364
Camden Property Trust
5.000%, 06/15/2015	804,000	866,665
Capital One Financial Corp.
3.150%, 07/15/2016	1,000,000	1,035,991
4.750%, 07/15/2021	700,000	764,391
6.150%, 09/01/2016	1,455,000	1,627,253
6.750%, 09/15/2017	930,000	1,103,871
Citigroup, Inc.
4.450%, 01/10/2017	1,350,000	1,415,707
4.500%, 01/14/2022	2,000,000	2,067,306
5.375%, 08/09/2020	1,500,000	1,621,964
5.850%, 12/11/2034	820,000	881,213
6.125%, 11/21/2017	1,645,000	1,823,374
CNA Financial Corp.
6.500%, 08/15/2016	2,030,000	2,285,136
7.250%, 11/15/2023	1,210,000	1,404,851
CNO Financial Group, Inc.
9.000%, 01/15/2018 (S)	865,000	932,038
CommonWealth REIT
6.650%, 01/15/2018	905,000	980,366
Cubesmart LP
4.800%, 07/15/2022	680,000	687,941
DDR Corp.
7.500%, 04/01/2017	2,130,000	2,444,676
Discover Bank
7.000%, 04/15/2020	625,000	727,866
Discover Financial Services
5.200%, 04/27/2022 (S)	1,320,000	1,381,882
Dresdner Bank AG
7.250%, 09/15/2015	627,000	635,624
Entertainment Properties Trust
7.750%, 07/15/2020	921,000	1,013,242
ERP Operating LP
5.125%, 03/15/2016	1,000,000	1,102,799
5.750%, 06/15/2017	1,730,000	1,996,880
First Horizon National Corp.
5.375%, 12/15/2015	910,000	960,387
General Electric Capital Corp.
0.947%, 08/15/2036 (P)	1,820,000	1,337,345
4.375%, 09/16/2020	715,000	774,053
5.300%, 02/11/2021	575,000	645,821
5.625%, 05/01/2018	1,100,000	1,265,131
5.875%, 01/14/2038	435,000	500,011
6.000%, 08/07/2019	880,000	1,030,274
General Electric Capital Corp. (7.125%
until 06/15/2022, then 3 month
LIBOR + 5.296%)
7.125%, 06/15/2022 (Q)	1,600,000	1,690,336
General Shopping Investments, Ltd.
12.000%, 03/20/2017 (Q)(S)	635,000	590,550
Glen Meadow Pass-Through Trust
(6.505% to 02/15/2017, then 3 month
LIBOR + 2.125%)
02/12/2067 (S)	1,890,000	1,360,800
Goodman Funding Pty, Ltd.
6.375%, 04/15/2021 (S)	1,460,000	1,522,049
Hartford Financial Services Group, Inc.
4.625%, 07/15/2013	417,000	428,126
5.125%, 04/15/2022	955,000	984,171
5.500%, 03/30/2020	1,000,000	1,044,712
6.625%, 03/30/2040	1,090,000	1,127,567
Health Care REIT, Inc.
4.950%, 01/15/2021	485,000	509,068
6.000%, 11/15/2013	755,000	791,667
6.125%, 04/15/2020	1,495,000	1,665,273

The accompanying notes are an integral part of the financial statements.

4

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Health Care REIT, Inc. (continued)
6.200%, 06/01/2016	$975,000	$1,073,610
Healthcare Realty Trust, Inc.
5.750%, 01/15/2021	1,000,000	1,055,088
6.500%, 01/17/2017	1,075,000	1,175,569
Host Hotels & Resorts LP
5.250%, 03/15/2022 (S)	1,075,000	1,101,875
ICICI Bank, Ltd.
5.750%, 11/16/2020 (S)	1,095,000	1,080,642
Intercorp Retail Trust
8.875%, 11/14/2018 (S)	385,000	419,650
International Lease Finance Corp.
7.125%, 09/01/2018 (S)	720,000	793,800
Jefferies Group, Inc.
5.125%, 04/13/2018	600,000	582,000
6.875%, 04/15/2021	830,000	834,654
8.500%, 07/15/2019	940,000	1,019,900
JPMorgan Chase & Company
4.500%, 01/24/2022	1,300,000	1,401,477
6.000%, 01/15/2018	2,510,000	2,882,504
6.300%, 04/23/2019	1,000,000	1,169,391
JPMorgan Chase & Company (7.900% to
04/30/2018, then 3 month
LIBOR + 3.470%)
04/30/2018 (Q)	1,230,000	1,348,437
Kazkommertsbank JSC
8.500%, 04/16/2013	350,000	351,313
Kimco Realty Corp.
6.875%, 10/01/2019	755,000	903,835
Liberty Mutual Group, Inc.
4.950%, 05/01/2022 (S)	410,000	407,770
6.500%, 05/01/2042 (S)	580,000	587,771
7.800%, 03/15/2037 (S)	1,470,000	1,484,700
Liberty Property LP
5.500%, 12/15/2016	1,500,000	1,664,081
Lincoln National Corp.
6.250%, 02/15/2020	1,000,000	1,132,315
8.750%, 07/01/2019	720,000	907,176
Lincoln National Corp. (6.050% to
04/20/2017, then 3 month
LIBOR + 2.040%)
04/20/2067	2,532,000	2,316,780
Lloyds TSB Bank PLC
6.375%, 01/21/2021	1,165,000	1,321,157
Macquarie Bank, Ltd.
6.625%, 04/07/2021 (S)	685,000	687,284
Macquarie Group, Ltd.
6.000%, 01/14/2020 (S)	795,000	791,360
Markel Corp.
5.350%, 06/01/2021	1,500,000	1,581,378
Merrill Lynch & Company, Inc.
6.875%, 04/25/2018	1,550,000	1,735,189
7.750%, 05/14/2038	610,000	696,550
Metropolitan Life Global Funding I
3.650%, 06/14/2018 (S)	1,500,000	1,589,486
Morgan Stanley
5.500%, 07/28/2021	1,250,000	1,232,439
5.550%, 04/27/2017	1,980,000	2,001,364
5.750%, 01/25/2021	2,740,000	2,703,555
5.950%, 12/28/2017	1,265,000	1,299,962
6.625%, 04/01/2018	470,000	491,651
7.300%, 05/13/2019	1,275,000	1,378,051
MPT Operating Partnership LP
6.375%, 02/15/2022	820,000	822,050
6.875%, 05/01/2021	575,000	599,438
Nationstar Mortgage LLC
9.625%, 05/01/2019 (S)	565,000	597,488
10.875%, 04/01/2015	1,210,000	1,306,800
Nationwide Mutual Insurance Company
(5.810% to 12/15/2014, then 3 month
LIBOR + 2.290%)
12/15/2024 (S)	1,130,000	1,017,067
Nelnet, Inc.
3.823%, 09/29/2036 (P)	630,000	510,544
Nordea Bank AB
3.125%, 03/20/2017 (S)	1,650,000	1,657,765
Oil Casualty Insurance, Ltd.
8.000%, 09/15/2034 (S)	1,127,000	1,247,442
ProLogis LP
4.500%, 08/15/2017	145,000	151,651
6.250%, 03/15/2017	2,142,000	2,435,563
7.625%, 08/15/2014	1,041,000	1,145,230
Rabobank Nederland NV
3.375%, 01/19/2017	705,000	725,881
Rabobank Nederland NV (11.000% to
06/30/2019, then 3 month
LIBOR + 10.868%)
06/30/2019 (Q)(S)	1,652,000	2,078,216
Realogy Corp.
7.875%, 02/15/2019 (S)	560,000	547,400
Realty Income Corp.
5.375%, 09/15/2017	1,250,000	1,369,011
5.950%, 09/15/2016	530,000	592,029
Reckson Operating Partnership LP
6.000%, 03/31/2016	1,500,000	1,594,589
Regions Financial Corp.
7.750%, 11/10/2014	975,000	1,053,000
Santander Holdings USA, Inc.
4.625%, 04/19/2016	315,000	304,505
Sberbank of Russia
6.125%, 02/07/2022 (S)	600,000	624,552
SL Green Realty Corp.
7.750%, 03/15/2020	1,265,000	1,444,018
Svenska Handelsbanken AB
2.875%, 04/04/2017	1,325,000	1,343,787
Symetra Financial Corp.
6.125%, 04/01/2016 (S)	1,650,000	1,687,552
Synovus Financial Corp.
7.875%, 02/15/2019	510,000	536,775
Teachers Insurance & Annuity Association
of America
6.850%, 12/16/2039 (S)	1,430,000	1,848,841
The Bear Stearns Companies LLC
7.250%, 02/01/2018	455,000	544,221
The Charles Schwab Corp. (7.000% to
02/01/2022, then 3 month
LIBOR + 4.820%)
02/01/2022 (Q)	1,000,000	1,071,970
The Chubb Corp. (6.375% until
04/15/2017, then 3 month
LIBOR + 2.250%)
03/29/2067	640,000	660,800
The Chuo Mitsui Trust & Banking
Company, Ltd. (5.506% to 04/15/2015,
then 3 month LIBOR + 2.490%)
04/15/2015 (Q)(S)	960,000	1,004,640
The Goldman Sachs Group, Inc.
5.250%, 07/27/2021	725,000	736,996
5.750%, 01/24/2022	3,285,000	3,470,212
5.950%, 01/18/2018	725,000	776,326

The accompanying notes are an integral part of the financial statements.

5

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
The Goldman Sachs Group, Inc. (continued)
6.150%, 04/01/2018	$2,555,000	$2,771,168
6.750%, 10/01/2037	2,300,000	2,256,542
The Hanover Insurance Group, Inc.
6.375%, 06/15/2021	385,000	421,337
Transatlantic Holdings, Inc.
5.750%, 12/14/2015	1,555,000	1,680,636
Unum Group
7.125%, 09/30/2016	910,000	1,049,957
UnumProvident Finance Company PLC
6.850%, 11/15/2015 (S)	1,190,000	1,329,363
USB Realty Corp.
1.602%, 01/15/2017 (P)(Q)(S)	1,610,000	1,196,053
Ventas Realty LP
4.000%, 04/30/2019	840,000	861,861
4.750%, 06/01/2021	1,700,000	1,767,276
Vornado Realty LP
4.250%, 04/01/2015	1,980,000	2,088,395
5.000%, 01/15/2022	1,250,000	1,322,800
W.R. Berkley Corp.
5.600%, 05/15/2015	755,000	813,161
6.150%, 08/15/2019	699,000	780,189
Wachovia Bank NA
5.850%, 02/01/2037	1,050,000	1,216,728
Wachovia Corp.
5.750%, 06/15/2017	930,000	1,083,340
Washington Mutual Bank
3.363%, 01/15/2015 (H)	1,070,000	22
WEA Finance LLC
4.625%, 05/10/2021 (S)	1,000,000	1,057,598
6.750%, 09/02/2019 (S)	755,000	891,322
Weyerhaeuser Company
7.375%, 03/15/2032	1,505,000	1,682,620
Willis Group Holdings PLC
5.750%, 03/15/2021	2,205,000	2,404,667
Willis North America, Inc.
7.000%, 09/29/2019	1,235,000	1,432,007

		187,273,193
Health Care - 1.1%
Alere, Inc.
7.875%, 02/01/2016	895,000	917,375
8.625%, 10/01/2018	455,000	459,550
BioScrip, Inc.
10.250%, 10/01/2015	555,000	602,175
Catalent Pharma Solutions, Inc., PIK
9.500%, 04/15/2015	998,813	1,022,535
Cigna Corp.
4.500%, 03/15/2021	1,100,000	1,184,360
Endo Health Solutions, Inc.
7.250%, 01/15/2022	985,000	1,067,494
HCA, Inc.
7.500%, 02/15/2022	880,000	959,200
Medco Health Solutions, Inc.
7.125%, 03/15/2018	1,195,000	1,475,084
National Mentor Holdings, Inc.
12.500%, 02/15/2018 (S)	1,010,000	1,006,213
Teva Pharmaceutical Finance
Company LLC
6.150%, 02/01/2036	1,680,000	2,185,729
UnitedHealth Group, Inc.
5.800%, 03/15/2036	540,000	667,165
Valeant Pharmaceuticals International, Inc.
6.750%, 10/01/2017 (S)	215,000	224,138
6.875%, 12/01/2018 (S)	830,000	858,013
WellPoint, Inc.
6.375%, 06/15/2037	1,000,000	1,262,087

		13,891,118
Industrials - 3.6%
Air Lease Corp.
5.625%, 04/01/2017 (S)	275,000	270,875
Aircastle, Ltd.
6.750%, 04/15/2017	375,000	378,750
7.625%, 04/15/2020	390,000	395,850
America West Airlines 2000-1 Pass
Through Trust
8.057%, 07/02/2020	545,884	578,637
American Airlines 2011-1 Class B Pass
Through Trust
7.000%, 01/31/2018 (S)	1,369,449	1,355,755
Avis Budget Car Rental LLC
8.250%, 01/15/2019 (S)	315,000	337,838
Bombardier, Inc.
7.750%, 03/15/2020 (S)	610,000	678,625
Coleman Cable, Inc.
9.000%, 02/15/2018	515,000	530,450
Continental Airlines 1997-4 Class A Pass
Through Trust
6.900%, 01/02/2018	783,063	824,174
Continental Airlines 1998-1 Class A Pass
Through Trust
6.648%, 09/15/2017	430,789	453,965
Continental Airlines 1999-1 Class A Pass
Through Trust
6.545%, 02/02/2019	308,362	329,177
Continental Airlines 2000-2 Class B Pass
Through Trust
8.307%, 04/02/2018	282,229	286,829
Continental Airlines 2007-1 Class A Pass
Through Trust
5.983%, 04/19/2022	1,171,923	1,271,536
Continental Airlines 2010-1 Class A Pass
Through Trust
4.750%, 01/12/2021	387,392	405,793
Continental Airlines 2012-1 Class B Pass
Through Trust
6.250%, 04/11/2020	600,000	606,000
CSX Corp.
7.375%, 02/01/2019	1,540,000	1,965,531
Delta Air Lines 2002-1 Class G-1 Pass
Through Trust
6.718%, 01/02/2023	1,631,031	1,773,746
Delta Air Lines 2007-1 Class A Pass
Through Trust
6.821%, 08/10/2022	1,733,389	1,863,393
Delta Air Lines 2010-1 Class A Pass
Through Trust
6.200%, 07/02/2018	463,131	501,340
Delta Air Lines 2011-1 Class A Pass
Through Trust
5.300%, 04/15/2019	893,677	954,000
Ducommun, Inc.
9.750%, 07/15/2018	180,000	189,450
Embraer Overseas, Ltd.
6.375%, 01/15/2020	815,000	906,688
Garda World Security Corp.
9.750%, 03/15/2017 (S)	350,000	370,125
HD Supply, Inc.
8.125%, 04/15/2019 (S)	235,000	253,800

The accompanying notes are an integral part of the financial statements.

6

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
Huntington Ingalls Industries, Inc.
7.125%, 03/15/2021	$895,000	$935,275
JSC Georgian Railway
7.750%, 07/11/2022 (S)	300,000	299,580
Kratos Defense & Security Solutions, Inc.
10.000%, 06/01/2017	670,000	721,925
Masco Corp.
7.125%, 03/15/2020	755,000	833,535
Navios South American Logistics, Inc.
9.250%, 04/15/2019	1,195,000	1,099,400
Northwest Airlines 2002-1 Class G-2 Pass
Through Trust
6.264%, 11/20/2021	340,482	347,292
Northwest Airlines 2007-1 Class A Pass
Through Trust
7.027%, 11/01/2019	872,679	925,040
Odebrecht Finance, Ltd.
6.000%, 04/05/2023 (S)	900,000	947,970
7.000%, 04/21/2020 (S)	710,000	777,450
7.500%, 09/14/2015 (Q)(S)	365,000	375,147
Penske Truck Leasing Company LP
3.750%, 05/11/2017 (S)	1,135,000	1,144,439
Steelcase, Inc.
6.375%, 02/15/2021	1,270,000	1,347,170
Textron Financial Corp. (6.000% to
02/15/2017, then 3 month
LIBOR + 1.735%)
02/15/2067 (S)	3,660,000	2,854,800
Textron, Inc.
5.600%, 12/01/2017	1,095,000	1,206,695
7.250%, 10/01/2019	670,000	789,036
The Hertz Corp.
6.750%, 04/15/2019 (S)	175,000	182,000
6.750%, 04/15/2019	1,295,000	1,346,800
Tutor Perini Corp.
7.625%, 11/01/2018	790,000	791,975
Tyco Electronics Group SA
4.875%, 01/15/2021	500,000	547,219
6.550%, 10/01/2017	945,000	1,128,665
U.S. Airways 2010-1 Class A Pass
Through Trust
6.250%, 04/22/2023	879,316	923,282
UAL 2009-1 Pass Through Trust
10.400%, 11/01/2016	393,143	448,695
UAL 2009-2A Pass Through Trust
9.750%, 01/15/2017	889,154	1,011,412
Union Pacific Corp.
4.163%, 07/15/2022	1,137,000	1,267,749
United Air Lines 2007-1 Class C Pass
Through Trust
2.984%, 07/02/2014 (P)	2,034,849	1,958,542
US Airways 2012-1 Class A Pass
Through Trust, Series 2012-1A,
Class PTT
5.900%, 10/01/2024	445,000	455,569
Voto-Votorantim Overseas Trading
Operations NV
6.625%, 09/25/2019 (S)	1,025,000	1,114,688
Voto-Votorantim, Ltd.
6.750%, 04/05/2021 (S)	1,080,000	1,177,200
Waste Management, Inc.
7.750%, 05/15/2032	625,000	878,674

		45,319,551
Information Technology - 0.3%
Brightstar Corp.
9.500%, 12/01/2016 (S)	1,285,000	1,317,125
Hewlett-Packard Company
4.375%, 09/15/2021	740,000	761,136
XLIT Group, Ltd.
5.750%, 10/01/2021	1,000,000	1,107,109

		3,185,370
Materials - 3.1%
Alcoa, Inc.
5.400%, 04/15/2021	675,000	672,610
5.720%, 02/23/2019	560,000	593,831
Allegheny Technologies, Inc.
5.950%, 01/15/2021	300,000	331,640
9.375%, 06/01/2019	680,000	865,726
American Pacific Corp.
9.000%, 02/01/2015	570,000	564,300
ArcelorMittal
6.125%, 06/01/2018	530,000	537,656
6.250%, 02/25/2022	1,000,000	980,106
9.850%, 06/01/2019	880,000	1,047,776
ARD Finance SA, PIK
11.125%, 06/01/2018 (S)	645,000	599,850
Braskem America Finance Company
7.125%, 07/22/2041 (S)	935,000	932,663
Braskem Finance, Ltd.
7.000%, 05/07/2020 (S)	1,880,000	2,054,464
Building Materials Corp. of America
6.750%, 05/01/2021 (S)	550,000	588,500
CF Industries, Inc.
6.875%, 05/01/2018	425,000	504,156
7.125%, 05/01/2020	575,000	700,063
Commercial Metals Company
7.350%, 08/15/2018	820,000	829,225
Consolidated Container Company LLC
10.125%, 07/15/2020 (S)	570,000	582,825
Corporacion Nacional del Cobre de Chile
5.500%, 10/15/2013 (S)	481,000	503,623
Eastman Chemical Company
4.500%, 01/15/2021	1,000,000	1,096,344
FMG Resources August 2006 Pty, Ltd.
6.875%, 02/01/2018 to 04/01/2022 (S)	1,555,000	1,568,300
8.250%, 11/01/2019 (S)	435,000	461,100
Georgia-Pacific LLC
5.400%, 11/01/2020 (S)	1,170,000	1,358,560
7.250%, 06/01/2028	430,000	527,850
Incitec Pivot Finance LLC
6.000%, 12/10/2019 (S)	880,000	965,466
International Paper Company
9.375%, 05/15/2019	870,000	1,168,573
JMC Steel Group
8.250%, 03/15/2018 (S)	475,000	471,438
LyondellBasell Industries NV
5.000%, 04/15/2019 (S)	600,000	629,250
Magnesita Finance, Ltd.
8.625%, 04/15/2017 (Q)(S)	1,015,000	1,001,108
Metinvest BV
8.750%, 02/14/2018 (S)	1,145,000	1,041,950
Mongolian Mining Corp.
8.875%, 03/29/2017 (S)	1,200,000	1,200,000
Polymer Group, Inc.
7.750%, 02/01/2019	285,000	301,031
Pretium Packaging LLC
11.500%, 04/01/2016	420,000	424,200

The accompanying notes are an integral part of the financial statements.

7

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or Principal Amount		Value

CORPORATE BONDS (continued)
Materials (continued)
Rain CII Carbon LLC
8.000%, 12/01/2018 (S)		$1,240,000	$1,252,400
Rio Tinto Alcan, Inc.
5.000%, 06/01/2015		339,000	373,635
Severstal Columbus LLC
10.250%, 02/15/2018		320,000	320,400
SunCoke Energy, Inc.
7.625%, 08/01/2019		665,000	650,038
Taseko Mines, Ltd.
7.750%, 04/15/2019		320,000	305,600
Teck Resources, Ltd.
10.750%, 05/15/2019		250,000	300,625
Tekni-Plex, Inc.
9.750%, 06/01/2019 (S)		936,000	945,360
Temple-Inland, Inc.
6.625%, 01/15/2018		1,685,000	2,012,837
The Dow Chemical Company
4.125%, 11/15/2021		1,000,000	1,073,421
Thompson Creek Metals Company, Inc.
7.375%, 06/01/2018		975,000	782,438
Vale Overseas, Ltd.
6.875%, 11/10/2039		865,000	1,011,860
Valspar Corp.
4.200%, 01/15/2022		1,000,000	1,049,409
Vulcan Materials Company
7.500%, 06/15/2021		325,000	357,500
Westvaco Corp.
7.950%, 02/15/2031		1,515,000	1,732,525
Xstrata Canada Financial Corp.
3.600%, 01/15/2017 (S)		700,000	721,214
4.950%, 11/15/2021 (S)		900,000	930,614

			38,924,060
Telecommunication Services - 2.6%
American Tower Corp.
4.700%, 03/15/2022		1,005,000	1,032,519
5.900%, 11/01/2021		1,500,000	1,670,435
AT&T, Inc.
5.350%, 09/01/2040		580,000	666,568
6.450%, 06/15/2034		217,000	270,428
BellSouth Corp.
6.550%, 06/15/2034		1,580,000	1,857,620
CenturyLink, Inc.
5.800%, 03/15/2022		1,215,000	1,210,426
6.450%, 06/15/2021		775,000	806,994
7.600%, 09/15/2039		1,780,000	1,720,698
7.650%, 03/15/2042		1,000,000	971,562
Crown Castle Towers LLC
4.883%, 08/15/2020 (S)		1,895,000	2,058,823
6.113%, 01/15/2020 (S)		1,320,000	1,528,994
Deutsche Telekom International
Finance BV
8.750%, 06/15/2030		1,358,000	1,886,709
Digicel, Ltd.
7.000%, 02/15/2020 (S)		300,000	290,250
Embarq Corp.
7.995%, 06/01/2036		1,092,000	1,141,814
GTP Acquisition Partners I LLC
4.347%, 06/15/2016 (S)		1,655,000	1,732,396
7.628%, 06/15/2016 (S)		825,000	858,188
GTP Towers Issuer LLC
8.112%, 02/15/2015 (S)		2,290,000	2,405,073
Nextel Communications, Inc.
7.375%, 08/01/2015		1,020,000	1,021,275
NII Capital Corp.
8.875%, 12/15/2019		930,000	842,813
Oi SA
9.750%, 09/15/2016 (S)	BRL	2,010,000	1,048,282
PAETEC Holding Corp.
9.875%, 12/01/2018		$936,000	1,045,980
SBA Tower Trust
5.101%, 04/17/2017 (S)		1,200,000	1,314,611
Sprint Capital Corp.
6.875%, 11/15/2028		750,000	603,750
Telecom Italia Capital SA
7.200%, 07/18/2036		970,000	822,075
Verizon Communications, Inc.
6.900%, 04/15/2038		1,715,000	2,362,671
West Corp.
11.000%, 10/15/2016		1,075,000	1,134,125

			32,305,079
Utilities - 2.8%
Allegheny Energy Supply Company LLC
5.750%, 10/15/2019 (S)		1,055,000	1,135,964
Appalachian Power Company
5.800%, 10/01/2035		1,961,000	2,249,314
Arizona Public Service Company
5.500%, 09/01/2035		1,118,000	1,304,736
Beaver Valley II Funding
9.000%, 06/01/2017		957,000	989,921
BVPS II Funding Corp.
8.890%, 06/01/2017		612,000	676,087
CenterPoint Energy Houston Electric LLC
6.950%, 03/15/2033		535,000	741,827
Cia de Saneamento Basico do Estado de
Sao Paulo
6.250%, 12/16/2020 (S)		790,000	833,450
CMS Energy Corp.
5.050%, 03/15/2022		845,000	877,124
Commonwealth Edison Company
5.800%, 03/15/2018		1,080,000	1,305,566
DPL, Inc.
7.250%, 10/15/2021 (S)		1,310,000	1,454,100
Entergy Corp.
4.700%, 01/15/2017		1,000,000	1,049,364
Exelon Generation Company LLC
6.250%, 10/01/2039		430,000	466,364
Integrys Energy Group, Inc. (6.110% to
12/01/2016, then 3 month
LIBOR + 2.120%)
12/01/2066		1,628,000	1,628,081
Ipalco Enterprises, Inc.
5.000%, 05/01/2018		1,285,000	1,301,063
Israel Electric Corp., Ltd.
7.250%, 01/15/2019 (S)		1,145,000	1,171,245
Michigan Consolidated Gas Company
5.700%, 03/15/2033		736,000	861,956
Midwest Generation LLC, Series B
8.560%, 01/02/2016		880,518	840,894
NiSource Finance Corp.
6.400%, 03/15/2018		1,672,000	1,954,010
NRG Energy, Inc.
7.625%, 01/15/2018		980,000	1,014,300
8.250%, 09/01/2020		865,000	895,275
NV Energy, Inc.
6.250%, 11/15/2020		605,000	675,825
Oncor Electric Delivery Company LLC
4.100%, 06/01/2022 (S)		1,350,000	1,377,506

The accompanying notes are an integral part of the financial statements.

8

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
PNM Resources, Inc.
9.250%, 05/15/2015	$1,764,000	$2,013,165
PNPP II Funding Corp.
9.120%, 05/30/2016	511,000	545,768
PPL Capital Funding, Inc. (6.700% to
03/30/2017, then 3 month
LIBOR + 2.665%)
03/30/2067	1,255,000	1,253,431
PPL Energy Supply LLC
6.500%, 05/01/2018	1,000,000	1,156,095
PSEG Power LLC
8.625%, 04/15/2031	736,000	1,064,403
Salton Sea Funding Corp., Series F
7.475%, 11/30/2018	549,102	575,722
Southern California Edison Company
(6.250% to 02/01/2022, then 3 month
LIBOR + 4.199%)
02/01/2022 (Q)	705,000	736,443
SPI Electricity & Gas Australia
Holdings Pty, Ltd.
6.150%, 11/15/2013 (S)	798,000	831,484
TransAlta Corp.
6.650%, 05/15/2018	1,157,000	1,289,434
W3A Funding Corp.
8.090%, 01/02/2017	346,409	347,174
Wisconsin Energy Corp. (6.250% to
05/15/2017, then 3 month
LIBOR + 2.113%)
05/15/2067	960,000	998,400

		35,615,491

TOTAL CORPORATE BONDS (Cost $473,188,131)		$506,242,124

CAPITAL PREFERRED SECURITIES - 1.4%
Financials - 1.4%
Allfirst Preferred Capital Trust
1.967%, 07/15/2029 (P)	1,025,000	771,947
Aon Corp.
8.205%, 01/01/2027	800,000	925,131
Fifth Third Capital Trust IV (6.500% to
04/15/2017 then 3 month
LIBOR + 1.368%)
04/15/2037	1,750,000	1,739,063
HSBC Finance Capital Trust IX (5.911%
to 11/30/2015, then 3 month
LIBOR + 1.926%)
11/30/2035	1,350,000	1,267,313
Lloyds TSB Group PLC (6.413% to
10/01/2035, then 3 month
LIBOR + 1.496%)
10/01/2035 (Q)(S)	520,000	340,600
MetLife Capital Trust X (9.250% to
04/08/2038, then 3 month
LIBOR + 5.540%)
04/08/2033 (S)	800,000	980,000
PNC Financial Services Group, Inc.
(6.750% to 08/01/2021, then 3 month
LIBOR + 3.678%)
08/01/2021 (Q)	545,000	574,812
PNC Preferred Funding Trust III (8.700%
to 03/15/2013, then 3 month
LIBOR + 5.226%)
03/15/2013 (Q)(S)	1,680,000	1,717,615
Regions Financing Trust II (6.625% to
05/15/2027, then 3 month
LIBOR + 1.290%)
05/15/2047	655,000	622,250
Schwab Capital Trust I (7.500% to
11/15/2017, then 3 month
LIBOR + 2.375%)
11/15/2037	890,000	916,300
Sovereign Capital Trust VI
7.908%, 06/13/2036	390,000	374,224
State Street Capital Trust III
5.458%, 01/29/2049 (P)(Q)	1,650,000	1,654,587
State Street Capital Trust IV
1.468%, 06/15/2037 (P)	2,260,000	1,631,435
SunTrust Preferred Capital I
4.000%, 09/15/2012 (P)(Q)	425,000	303,450
USB Capital IX
3.500%, 10/29/2049 (P)(Q)	1,745,000	1,343,127
ZFS Finance USA Trust II (6.450% to
06/15/2016, then 3 month
LIBOR + 2.000%)
12/15/2065 (S)	890,000	890,000
ZFS Finance USA Trust V
6.500%, 05/09/2037 (P)(S)	1,385,000	1,357,300

		17,409,154

TOTAL CAPITAL PREFERRED
SECURITIES (Cost $17,702,407)		$17,409,154

CONVERTIBLE BONDS - 0.1%
Consumer Discretionary - 0.0%
XM Satellite Radio, Inc.
7.000%, 12/01/2014 (S)	320,000	416,800
Industrials - 0.1%
US Airways Group, Inc.
7.250%, 05/15/2014	330,000	987,938

TOTAL CONVERTIBLE BONDS (Cost $675,463)		$1,404,738

TERM LOANS (M) - 0.2%
Consumer Discretionary - 0.2%
CCM Merger, Inc. 6.000%, 03/01/2017	455,539	450,414
Kalispel Tribal Economic Authority
7.500%, 02/24/2017	1,504,853	1,470,994
Landry’s, Inc. 6.500%, 04/24/2018	299,250	298,003

		2,219,411
Financials - 0.0%
iStar Financial, Inc. 7.000%, 06/30/2014	570,000	568,575

TOTAL TERM LOANS (Cost $2,795,053)		$2,787,986

MUNICIPAL BONDS - 0.7%
George Washington University (District of
Columbia) 5.095%, 09/15/2032 (P)	4,485,000	4,614,661
New Jersey State Turnpike Authority
7.414%, 01/01/2040	1,885,000	2,758,471
State of California 7.600%, 11/01/2040	535,000	690,669
State of Illinois 5.100%, 06/01/2033	570,000	538,103

TOTAL MUNICIPAL BONDS (Cost $7,604,302)		$8,601,904

The accompanying notes are an integral part of the financial statements.

9

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or Principal Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS - 19.9%
Commercial & Residential - 14.1%
American Home Mortgage Assets,
Series 2006-6, Class XP IO
2.261%, 12/25/2046	$13,622,421	$837,333
American Home Mortgage
Investment Trust, Series 2004-4,
Class 5A 2.728%, 02/25/2045 (P)	1,754,700	1,539,224
American Tower Trust
Series 2007-1A, Class C,
5.615%, 04/15/2037 (S)	1,505,000	1,581,970
Series 2007-1A, Class D,
5.957%, 04/15/2037 (S)	1,970,000	2,063,331
Americold LLC Trust
Series 2010-ARTA, Class C,
6.811%, 01/14/2029 (S)	750,000	858,455
Series 2010-ARTA, Class D,
7.443%, 01/14/2029 (S)	2,850,000	2,986,843
Banc of America
Commercial Mortgage, Inc.
Series 2005-5, Class XC IO,
0.064%, 10/10/2045 (S)	226,278,693	804,194
Series 2005-2, Class AJ,
4.953%, 07/10/2043 (P)	2,524,154	2,670,376
Series 2007-3, Class AMF,
5.317%, 06/10/2049	900,000	882,744
Series 2007-3, Class AM,
5.661%, 06/10/2049 (P)	1,000,000	984,785
Series 2006-4, Class AM,
5.675%, 07/10/2046	2,130,000	2,264,889
Series 2006-2, Class AM,
5.762%, 05/10/2045 (P)	1,130,000	1,218,019
Series 2006-3, Class A4,
5.889%, 07/10/2044 (P)	1,780,000	2,009,914
Banc of America Large Loan, Inc.
Series 2005-MIB1, Class B,
0.509%, 03/15/2022 (P)(S)	4,068,880	4,048,739
Series 2005-MIB1, Class E,
0.649%, 03/15/2022 (P)(S)	1,320,000	1,282,446
Bear Stearns Alt-A Trust, Series 2004-12,
Class 1A1 0.596%, 01/25/2035 (P)	1,726,729	1,520,899
Bear Stearns Asset Backed Securities, Inc.
Series 2004-AC5, Class A1,
5.250%, 10/25/2034	258,545	258,313
Series 2003-AC4, Class A,
5.500%, 09/25/2033	253,467	259,468
Bear Stearns Commercial
Mortgage Securities, Inc.
Series 2004-T16, Class X1 IO,
0.266%, 02/13/2046 (S)	24,034,708	337,736
Series 2004-PWR5, Class X1 IO,
0.275%, 07/11/2042 (S)	22,945,600	386,748
Series 2006-T24, Class AY IO,
0.446%, 10/12/2041 (S)	115,811,001	668,924
Bear Stearns Mortgage Funding Trust,
Series 2006-AR4, Class A1
0.456%, 12/25/2036 (P)	1,351,049	594,327
Citigroup Commercial Mortgage Trust,
Series 2006-C4, Class A3
5.730%, 03/15/2049 (P)	2,064,000	2,351,891
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-1, Class 2B1
2.534%, 04/25/2035 (P)	393,519	5,016
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Series 2005-CD1,
Class C 5.219%, 07/15/2044 (P)	400,000	335,176
Commercial Mortgage Pass
Through Certificates
Series 2012-LC4, Class XA IO,
2.539%, 12/10/2044 (S)	6,245,281	985,243
Series 2011-THL, Class A,
3.376%, 06/09/2028 (S)	1,991,422	2,029,097
Series 2012-LC4, Class B,
4.934%, 12/10/2044 (P)	905,000	938,968
Series 2012-LC4, Class C,
5.649%, 12/10/2044 (P)	725,000	717,528
Series 2007-C9, Class A4,
5.811%, 12/10/2049 (P)	2,800,000	3,263,896
Countrywide Home Loan Mortgage
Pass Through Trust
Series 2004-HYB2, Class 4A,
2.592%, 07/20/2034 (P)	2,775,569	2,637,889
Series 2005-12, Class 2A5,
5.500%, 05/25/2035	314,975	315,016
Credit Suisse First Boston
Mortgage Securities Corp.
Series 2005-C1, Class AX IO,
0.353%, 02/15/2038 (S)	41,457,352	338,624
Series 2004-C4, Class A4,
4.283%, 10/15/2039	9,037	9,037
Extended Stay America Trust
Series 2010-ESHA, Class B,
4.221%, 11/05/2027 (S)	2,315,000	2,337,321
Series 2010-ESHA, Class C,
4.860%, 11/05/2027 (S)	1,000,000	1,011,026
Fontainebleau Resorts LLC
Series 2012-FBLU, Class C,
4.270%, 05/05/2027 (S)	1,795,000	1,824,673
Series 2012-FBLU, Class D,
5.007%, 05/05/2027 (S)	1,150,000	1,185,819
FREMF Mortgage Trust
Series 2011, Class K11,
4.570%, 12/25/2048 (P)(S)	875,000	854,891
Series 2011-K10, Class B,
4.756%, 11/25/2049 (P)(S)	1,000,000	991,225
G-Force LLC, Series 2005-RR2,
Class A4B 5.422%, 12/25/2039 (S)	2,060,000	345,256
GE Capital Commercial Mortgage Corp.
Series 2005-C1, Class XC IO,
0.556%, 06/10/2048 (S)	57,328,739	687,429
Series 2005-C3, Class A7A,
4.974%, 07/10/2045 (P)	2,500,000	2,749,013
GMAC Mortgage Loan Trust,
Series 2004-AR2, Class 3A
3.320%, 08/19/2034 (P)	2,053,940	1,874,223
Greenwich Capital Commercial
Funding Corp., Series 2006-GG7,
Class AM 5.874%, 07/10/2038 (P)	2,425,000	2,533,439
GS Mortgage Securities Corp. II
Series 2005-GG4, Class XC IO,
0.760%, 07/10/2039 (S)	77,676,192	1,371,684
Series ALF, Class XA1 IO,
3.364%, 02/10/2021 (S)	14,239,459	589,514
Series 2011-ALF, Class D,
4.209%, 02/10/2021 (S)	1,500,000	1,497,450
Series 2007-GG10, Class A4,
5.790%, 08/10/2045 (P)	2,000,000	2,220,352
GSR Mortgage Loan Trust
Series 2005-AR6, Class 3A1,
2.613%, 09/25/2035 (P)	1,226,531	1,131,354

The accompanying notes are an integral part of the financial statements.

10

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or Principal Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
GSR Mortgage Loan Trust (continued)
Series 2004-9, Class B1,
3.256%, 08/25/2034 (P)	$1,541,069	$646,534
Harborview Mortgage Loan Trust
Series 2007-6, Class ES IO,
0.342%, 08/19/2037 (S)	28,391,908	177,449
Series 2007-3, Class ES IO,
0.350%, 05/19/2047	33,805,775	211,286
Series 2007-4, Class ES IO,
0.350%, 07/19/2047	40,884,835	255,530
Series 2005-11, Class X IO,
2.024%, 08/19/2045	6,193,078	283,426
Series 2004-11, Class X1 IO,
2.060%, 01/19/2035	10,948,755	828,936
Series 2005-8, Class 1X IO,
2.173%, 09/19/2035	10,818,998	524,215
Series 2004-7, Class 2A3,
2.432%, 11/19/2034 (P)	461,251	343,725
IndyMac Index Mortgage Loan Trust
Series 2005-AR18, Class 2X IO,
1.691%, 10/25/2036	27,094,312	1,261,240
Series 2005-AR18, Class 1X IO,
2.034%, 10/25/2036	17,128,081	1,097,567
JP Morgan Chase Commercial
Mortgage Securities Corp.
Series 2007-CB18, Class A4,
5.440%, 06/12/2047	2,490,000	2,810,799
Series 2006-LDP7, Class AM,
5.871%, 04/15/2045 (P)	1,835,000	1,980,053
JPMorgan Chase Commercial
Mortgage Securities Corp.
Series 2006-LDP8, Class X IO,
0.546%, 05/15/2045	81,851,424	1,486,586
Series 2011-C3A, Class XA IO,
1.337%, 02/15/2046 (S)	27,196,422	1,777,422
Series 2011-C4, Class XA IO,
1.606%, 07/15/2046 (S)	35,762,750	2,665,147
Series 2005-LDP3, Class A4B,
4.996%, 08/15/2042 (P)	1,905,000	2,028,760
Series 2005-PDP5, Class AM,
5.237%, 12/15/2044 (P)	4,825,000	5,290,207
Series 2007-LDPX, Class A2S,
5.305%, 01/15/2049	1,532,050	1,543,916
Series 2006-LDP9, Class A3,
5.336%, 05/15/2047	1,250,000	1,383,268
Series 2005-LDP5, Class G,
5.350%, 12/15/2044 (P)(S)	500,000	321,076
Series 2005-LDP5, Class A4,
5.362%, 12/15/2044 (P)	5,990,000	6,701,301
Series 2007-LDPX, Class A3,
5.420%, 01/15/2049	4,383,197	4,905,621
Series 2006-LDP8, Class AM,
5.440%, 05/15/2045	1,700,000	1,825,156
Series 2006-LDP8, Class A3B,
5.447%, 05/15/2045	4,530,000	4,718,366
LB-UBS Commercial Mortgage Trust
Series 2005-C1, Class XCL IO,
0.813%, 02/15/2040 (S)	30,539,652	597,447
Series 2005-C2, Class AJ,
5.205%, 04/15/2030 (P)	1,000,000	1,009,717
Series 2006-C6, Class AM,
5.413%, 09/15/2039	2,405,000	2,601,207
Series 2007-C2, Class A3,
5.430%, 02/15/2040	2,410,000	2,690,979
LB-UBS Commercial
Mortgage Trust (continued)
Series 2007-C1, Class AM,
5.455%, 02/15/2040	2,185,000	2,279,698
Series 2006-C4, Class A4,
5.869%, 06/15/2038 (P)	1,502,000	1,714,521
Master Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1,
2.634%, 04/21/2034 (P)	1,146,326	1,134,975
Series 2004-8, Class 5A1,
2.664%, 08/25/2034 (P)	2,262,402	2,140,690
Merrill Lynch Mortgage Trust
Series 2005-CIP1, Class XC IO,
0.123%, 07/12/2038 (S)	206,652,628	1,174,200
Series 2005-CIP1, Class XP IO,
0.172%, 07/12/2038	108,297,086	340,919
Series 2006-C2, Class X IO,
0.351%, 08/12/2043 (S)	93,716,583	1,144,467
Series 2008-C1, Class X IO,
0.520%, 02/12/2051 (S)	52,388,222	844,655
Series 2004-KEY2, Class A4 IO,
4.864%, 08/12/2039	1,588,012	1,696,210
Series 2007-5, Class AM,
5.419%, 08/12/2048	900,000	824,824
Series 2006-2, Class A4,
5.898%, 06/12/2046 (P)	2,535,000	2,873,894
MLCC Mortgage Investors, Inc.
Series 2005-A, Class A1,
0.706%, 03/25/2030 (P)	100,574	88,696
Series 2006-3, Class 2A1,
2.563%, 10/25/2036 (P)	2,023,470	1,849,249
Series 2007-3, Class M1,
4.771%, 09/25/2037 (P)	933,255	483,526
Series 2007-3, Class M2,
4.771%, 09/25/2037 (P)	358,219	35,359
Series 2007-3, Class M3,
4.771%, 09/25/2037 (P)	210,798	6,254
Morgan Stanley Capital I
Series 2005-T17, Class X1 IO,
0.189%, 12/13/2041 (S)	59,254,000	693,153
Series 2007-SRR3, Class A,
0.547%, 12/20/2049 (P)(S)	3,000,000	4,410
Series 2007-SRR3, Class B,
0.640%, 12/20/2049 (P)(S)	3,000,000	2,070
Series 2005-IQ9, Class X1 IO,
1.096%, 07/15/2056 (S)	29,980,756	838,322
Series 2011-C3, Class XA IO,
1.391%, 07/15/2049 (S)	22,080,706	1,385,564
Series 2012-C4, Class AS,
3.773%, 03/15/2045	2,371,500	2,379,708
Series 2006-HQ10, Class AM,
5.360%, 11/12/2041	1,645,000	1,728,380
Series 2007-IQ13, Class A4,
5.364%, 03/15/2044	2,630,000	2,940,340
Series 2008-HQ8, Class AM,
5.468%, 03/12/2044 (P)	2,415,000	2,590,602
Series 2006-T23, Class A4,
5.812%, 08/12/2041 (P)	1,469,000	1,703,495
Multi Security Asset Trust,
Series 2005-RR4A, Class F
5.880%, 11/28/2035 (P)(S)	580,000	411,800
Residential Accredit Loans, Inc.
Series 2005-QO4, Class X IO,
2.395%, 12/25/2045	16,693,203	901,433

The accompanying notes are an integral part of the financial statements.

11

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or Principal Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Residential Accredit Loans, Inc. (continued)
Series 2004-QS16, Class 1A1,
5.500%, 12/25/2034	$321,883	$318,226
Sequoia Mortgage Trust, Series 2005-3,
Class A1 0.447%, 05/20/2035 (P)	211,749	169,569
Structured Asset Securities Corp.
Series 2003-6A, Class B1,
2.933%, 03/25/2033 (P)	1,634,789	991,998
Series 1998-RF2, Class A,
7.615%, 07/15/2027 (P)(S)	199,087	199,547
Thornburg Mortgage Securities Trust,
Series 2004-1, Class II2A
1.906%, 03/25/2044 (P)	1,643,031	1,538,538
Timberstar Trust, Series 2006-1A, Class A
5.668%, 10/15/2036 (S)	2,300,000	2,576,865
UBS Commercial Mortgage Trust
Series 2012-C1, Class B,
4.822%, 05/10/2045	1,020,000	1,064,390
Series 2012-C1, Class C,
5.536%, 05/10/2045 (P)(S)	685,000	675,817
Wachovia Bank
Commercial Mortgage Trust
Series 2005-C17, Class XC IO,
0.279%, 03/15/2042 (S)	37,706,501	273,975
Series 2005-C19, Class AJ,
4.793%, 05/15/2044	1,862,483	1,806,169
Series 2005-C16, Class D,
5.044%, 10/15/2041 (P)	1,000,000	929,079
Series 2005-C16, Class E,
5.153%, 10/15/2041 (P)(S)	2,500,000	2,276,698
Series 2007-C31, Class AM,
5.591%, 04/15/2047 (P)	980,000	910,582
WaMu Commercial Mortgage
Securities Trust, Series 2007-SL3,
Class A 6.107%, 03/23/2045 (P)(S)	1,391,346	1,405,363
WaMu Mortgage Pass
Through Certificates
Series 2005-AR13, Class X IO,
1.450%, 10/25/2045	42,586,828	2,212,939
Series 2005-AR8, Class X IO,
1.578%, 07/25/2045	18,218,502	925,279
Series 2005-AR6, Class X IO,
1.600%, 04/25/2045	19,106,815	1,056,964
Series 2005-1, Class 6A1,
6.500%, 03/25/2035	619,128	587,331
Wells Fargo Mortgage Backed
Securities Trust, Series 2005-AR5,
Class 1A1 2.615%, 04/25/2035 (P)	999,557	885,008
WF-RBS Commercial Mortgage Trust,
Series 2011-C3, Class XA IO,
1.718%, 03/15/2044 (S)	26,363,852	2,253,187

		176,427,601
U.S. Government Agency - 5.8%
Federal Home Loan Mortgage Corp.
Series K011, Class X1 IO,
0.380%, 11/25/2020	57,978,338	1,335,531
Series K014, Class X1 IO,
1.275%, 04/25/2021	5,653,074	478,634
Series KAIV, Class X1 IO,
1.402%, 06/25/2046	27,058,536	2,296,158
Series K017, Class X1 IO,
1.459%, 12/25/2021	5,209,142	520,003
Federal Home Loan Mortgage Corp. (continued)
Series K018, Class X1 IO,
1.469%, 01/25/2022	9,271,248	932,456
Series K708, Class X1 IO,
1.513%, 01/25/2019	14,265,000	1,178,760
Series K709, Class X1 IO,
1.547%, 03/25/2019	8,325,000	697,219
Series K707, Class X1 IO,
1.560%, 12/25/2018	11,717,926	967,045
Series K705, Class X1 IO,
1.762%, 09/25/2018	15,976,629	1,447,179
Series 4037, Class PI IO,
3.000%, 04/15/2027	7,103,141	887,081
Series 3632, Class AP,
3.000%, 02/15/2040	5,126,410	5,403,591
Series 3956, Class DJ,
3.250%, 10/15/2036	2,943,821	3,031,534
Series 3630, Class BI IO,
4.000%, 05/15/2027	992,506	43,049
Series 3943, Class DI IO,
4.000%, 11/15/2039	5,942,343	891,859
Series 3623, Class LI IO,
4.500%, 01/15/2025	1,663,779	129,649
Series 3830, Class NI IO,
4.500%, 01/15/2036	7,035,223	924,851
Series 3794, Class PI IO,
4.500%, 02/15/2038	2,520,301	269,558
Series 4030, Class BI IO,
5.000%, 01/15/2042	4,649,182	823,955
Series 3581, Class IO,
6.000%, 10/15/2039	1,798,076	261,300
Series T-41, Class 3A,
6.942%, 07/25/2032 (P)	127,372	146,612
Federal National Mortgage Association
Series 2012-M5, Class X IO,
0.648%, 02/25/2022	13,594,479	635,569
Series 2012-21, Class PA,
2.000%, 03/25/2041	9,894,043	9,994,135
Series 2012-19, Class JA,
3.500%, 03/25/2041	4,882,886	5,086,827
Series 2011-146, Class MA,
3.500%, 08/25/2041	3,149,137	3,273,590
Series 2010-14, Class AI IO,
4.000%, 08/25/2027	2,985,438	143,320
Series 2010-36, Class BI IO,
4.000%, 03/25/2028	2,961,995	159,147
Series 2010-15, Class KA,
4.000%, 03/25/2039	2,827,695	3,004,867
Series 3908, Class PA,
4.000%, 06/15/2039	1,827,250	1,977,522
Series 402, Class 4 IO,
4.000%, 10/25/2039	5,272,304	605,877
Series 402, Class 3 IO,
4.000%, 11/25/2039	2,991,313	374,285
Series 2011-86, Class NA,
4.000%, 01/25/2041	7,085,923	7,681,236
Series 2011-41, Class KA,
4.000%, 01/25/2041	3,813,589	4,104,704
Series 2009-109, Class IW IO,
4.500%, 04/25/2038	2,653,560	233,210
Series 398, Class C3 IO,
4.500%, 05/25/2039	3,198,293	344,968
Series 401, Class C2 IO,
4.500%, 06/25/2039	2,189,028	245,038

The accompanying notes are an integral part of the financial statements.

12

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or Principal Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage
Association (continued)
Series 402, Class 7 IO,
4.500%, 11/25/2039	$4,480,757	$537,991
Series 2009-47, Class EI IO,
5.000%, 08/25/2019	2,289,016	211,750
Series 407, Class 21 IO,
5.000%, 01/25/2039	2,605,074	260,158
Series 2009-50, Class GI IO,
5.000%, 05/25/2039	4,612,949	468,864
Series 2009-78, Class IB IO,
5.000%, 06/25/2039	6,190,193	680,044
Series 407, Class 15 IO,
5.000%, 01/25/2040	3,253,609	529,293
Series 407, Class 16 IO,
5.000%, 01/25/2040	735,155	96,844
Series 407, Class 17 IO,
5.000%, 01/25/2040	672,005	88,818
Series 407, Class 7 IO,
5.000%, 03/25/2041	2,408,217	372,069
Series 407, Class 8 IO,
5.000%, 03/25/2041	1,152,441	195,284
Series 407, Class C6 IO,
5.500%, 01/25/2040	10,015,807	1,754,735
Series 2010-135, Class TS IO,
5.774%, 12/25/2040	8,252,844	1,429,761
Series 2001-50, Class BA,
7.000%, 10/25/2041	32,832	35,330
Series 2002-W3, Class A5,
7.500%, 11/25/2041	196,076	233,732
Government National
Mortgage Association
Series 2012-70, IO,
0.961%, 08/16/2052	13,084,517	919,357
Series 2010-78, Class AI IO,
4.500%, 04/20/2039	4,194,082	328,073
Series 2010-147, Class SA IO,
5.923%, 05/20/2040	8,712,443	1,474,301
Series 2010-85, Class SB IO,
6.351%, 03/16/2040	7,834,928	1,468,117

		71,614,840

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $254,374,878)		$248,042,441

ASSET BACKED SECURITIES - 3.2%
Aegis Asset Backed Securities Trust,
Series 2004-3, Class A1
0.606%, 09/25/2034 (P)	1,025,585	927,089
Ameriquest Mortgage Securities, Inc.,
Series 2005-R1, Class M1
0.696%, 03/25/2035 (P)	1,165,000	1,085,927
Amresco Residential Securities Mortgage
Loan Trust, Series 1998-1, Class A6
6.510%, 08/25/2027	7,545	7,599
Argent Securities, Inc., Series 2004-W1,
Class M3 1.696%, 03/25/2034 (P)	334,752	150,862
Asset Backed Funding Certificates,
Series 2005-HE1, Class M1
0.666%, 03/25/2035 (P)	1,087,572	847,354
Asset Backed Securities Corp. Home
Equity, Series 2006-HE1, Class A3
0.446%, 01/25/2036	1,608,144	1,306,290
Bayview Financial Acquisition Trust,
Series 2006-A, Class 2A3
0.595%, 02/28/2041 (P)	713,249	624,214
Bravo Mortgage Asset Trust,
Series 2006-1A, Class A2
0.486%, 07/25/2036 (P)(S)	1,494,401	1,203,505
Capital Trust Re CDO, Ltd.,
Series 2005-1A, Class E
2.347%, 03/20/2050 (H)(P)(S)	834,000	8
Carrington Mortgage Loan Trust
Series 2006-NC4, Class A5,
0.306%, 10/25/2036 (P)	474,207	303,677
Series 2005-OPT2, Class M2,
0.696%, 05/25/2035 (P)	1,115,000	1,008,202
Centex Home Equity
Series 2005-A, Class M4,
1.046%, 01/25/2035 (P)	260,311	72,885
Series 2004-D, Class AF4,
4.680%, 06/25/2032	723,524	736,749
Citicorp Residential Mortgage
Securities Inc 6.265%, 06/25/2037	904,339	868,794
Citigroup Mortgage Loan Trust,
Series 2006-WFH3, Class A3
0.396%, 10/25/2036 (P)	1,407,256	1,330,350
ContiMortgage Home Equity Loan Trust,
Series 1995-2, Class A-5
8.100%, 08/15/2025	12,776	12,650
Countrywide Asset-Backed Certificates,
Series 2006-3, Class 2A2
0.426%, 06/25/2036 (P)	637,763	584,190
Credit-Based Asset Servicing
and Securitization LLC
Series 2005-CB2, Class M1,
0.686%, 04/25/2036 (P)	1,978,959	1,763,371
Series 2006-MH1, Class B1,
6.250%, 10/25/2036 (S)	2,560,000	1,314,561
Dillon Read CMBS CDO, Ltd.,
Series 2006-1A, Class A3
1.168%, 12/05/2046 (H)(P)(S)	5,025,000	50
Dominos Pizza Master Issuer LLC,
Series 2012-1A, Class A2
5.216%, 01/25/2042 (S)	5,275,144	5,503,592
Equity One ABS, Inc.
Series 2004-1, Class M2,
5.115%, 04/25/2034	255,216	136,154
Series 2004-1, Class M3,
5.260%, 04/25/2034	303,746	93,608
Fremont Home Loan Trust, Series 2005-1,
Class M3 1.011%, 06/25/2035 (P)	840,000	746,509
Home Equity Asset Trust
Series 2005-5, Class M1,
0.726%, 11/25/2035 (P)	1,150,000	985,892
1.746%, 06/25/2033 (P)	865,035	674,464
JER CDO, Series 2006-2A, Class FFL
1.746%, 03/25/2045 (H)(P)(S)	2,000,000	20
Leaf Capital Funding SPE A LLC
Series 2010-A, Class C,
7.248%, 12/15/2020 (P)(S)	1,390,359	1,390,359
Series 2010-A, Class D,
10.248%, 12/15/2020 (P)(S)	1,040,749	1,040,749
Series 2010-A, Class E1,
14.748%, 12/15/2020 (P)(S)	1,211,895	1,211,895
Leaf II Receivables Funding LLC,
Series 2011-1, Class A
1.700%, 12/20/2018 (S)	492,365	486,211

The accompanying notes are an integral part of the financial statements.

13

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or Principal Amount	Value

ASSET BACKED SECURITIES (continued)
LNR CDO, Ltd., Series 2006-1A,
Class BFL
0.795%, 05/28/2043 (H)(P)(S)	$3,300,000	$33
Long Beach Mortgage Loan Trust,
Series 2004-1, Class M3
1.296%, 02/25/2034 (P)	182,146	137,599
Master Asset Backed Securities Trust,
Series 2007-HE2, Class A2
0.946%, 08/25/2037 (P)	1,227,721	1,105,858
Merrill Lynch Mortgage Investors, Inc.,
Series 2005-WMC1, Class M1
0.996%, 09/25/2035 (P)	659,539	550,197
New Century Home Equity Loan Trust
Series 2005-1, Class M1,
0.696%, 03/25/2035 (P)	980,000	714,441
Series 2005-3, Class M1,
0.726%, 07/25/2035 (P)	775,000	731,184
Novastar Home Equity Loan,
Series 2004-4, Class M3
1.326%, 03/25/2035 (P)	1,820,000	1,734,684
Option One Mortgage Loan Trust,
Series 2004-1, Class M1
1.146%, 01/25/2034 (P)	632,207	496,057
Park Place Securities, Inc.
Series 2005-WCH1, Class M2,
0.766%, 01/25/2036 (P)	2,162,551	2,009,605
Series 2004-WHQ2, Class M2,
0.876%, 02/25/2035 (P)	2,355,000	2,183,264
People’s Choice Home Loan
Securities Trust, Series 2005-1,
Class M3 0.826%, 01/25/2035 (P)	1,205,000	1,062,355
Renaissance Home Equity Loan Trust
Series 2005-2, Class AF3,
4.499%, 08/25/2035	189,947	181,568
Series 2005-2, Class AF4,
4.934%, 08/25/2035	310,000	230,146
Residential Asset Mortgage Products, Inc.
Series 2004-RZ3, Class AI4,
4.572%, 05/25/2033 (P)	152,751	137,418
Series 2004-RS9, Class AI-4,
4.767%, 10/25/2032 (P)	175,004	155,708
Sonic Capital LLC, Series 2011-1A,
Class A2 5.438%, 05/20/2041 (S)	1,548,000	1,628,847
Soundview Home Equity
Loan Trust 0.426%, 05/25/2036 (P)	781,662	623,262
Trapeza CDO LLC, Series 2007-12A,
Class B 1.020%, 04/06/2042 (P)(S)	3,078,995	207,247
Wells Fargo Home Equity Trust,
Series 2004-2, Class AI5
4.890%, 10/25/2034 (P)	159,106	159,526

TOTAL ASSET BACKED SECURITIES (Cost $55,148,680)		$40,466,779

COMMON STOCKS - 0.0%
Consumer Discretionary - 0.0%
Greektown Superholdings, Inc. (I)	821	42,722
Financials - 0.0%
BTA Bank JSC, GDR (I)(S)	1,781	3,281

TOTAL COMMON STOCKS (Cost $135,472)		$46,003

PREFERRED SECURITIES - 0.7%
Consumer Discretionary - 0.1%
Greektown Superholdings, Inc., Series A (I)	16,024	$1,165,426
Consumer Staples - 0.1%
Ocean Spray Cranberries, Inc., Series A,
6.250% Zero Coupon (S)	22,216	2,006,383
Financials - 0.4%
Ally Financial, Inc., 7.300% Zero
Coupon 03/09/2031	30,550	722,813
Bank of America Corp., Series 8, 8.625%
Zero Coupon	25,000	648,250
Citigroup Capital XIII (7.875% to
10/30/2015, then 3 month
LIBOR + 6.370%) Zero
Coupon 10/30/2040	10,400	283,816
GMAC Capital Trust I (8.125% to
02/15/2016, then 3 month
LIBOR + 5.785%) Zero
Coupon 02/15/2040	42,340	1,018,277
PNC Financial Services Group, Inc.,
6.125% Zero Coupon	48,875	1,287,856
U.S. Bancorp (6.000% to 04/15/2017, then
3 month LIBOR + 4.861%) Zero
Coupon 04/15/2017	39,225	1,068,489

		5,029,501
Industrials - 0.1%
United Technologies Corp., 7.500% Zero
Coupon 08/01/2015	14,936	786,978

TOTAL PREFERRED SECURITIES (Cost $9,141,898)		$8,988,288

SHORT-TERM INVESTMENTS - 6.8%
Money Market Funds - 6.7%
State Street Institutional U.S. Government
Money Market Fund, 0.0317% (Y)	84,255,787	84,255,787
Repurchase Agreement - 0.1%
Repurchase Agreement with State
Street Corp. dated 06/29/2012 at
0.010% to be repurchased at $1,000,001
on 07/02/2012, collateralized by
$635,000 Federal National Mortgage
Association 7.125% due 01/15/2030
(valued at $1,022,350,
including interest)	$1,000,000	$1,000,000

TOTAL SHORT-TERM INVESTMENTS (Cost $85,255,787)		$85,255,787

Total Investments (Active Bond Trust)
(Cost $1,273,703,476) - 103.9%		$1,298,232,212
Other assets and liabilities, net - (3.9%)		(49,112,833)

TOTAL NET ASSETS - 100.0%		$1,249,119,379

Bond Trust

	Shares or Principal Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 52.4%
U.S. Government - 20.0%
U.S. Treasury Bonds 3.125%, 02/15/2042	$77,325,000	$83,208,969
U.S. Treasury Notes
0.875%, 01/31/2017 to 04/30/2017	143,525,000	144,817,401
1.000%, 03/31/2017	407,175,000	412,964,621
1.375%, 09/30/2018	151,095,000	154,789,726
1.750%, 10/31/2018 to 05/15/2022	567,325,000	574,444,543

The accompanying notes are an integral part of the financial statements.

14

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Bond Trust (continued)

	Shares or Principal Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government (continued)
U.S. Treasury Notes (continued)
2.250%, 07/31/2018	$102,194,000	$110,082,150
U.S. Treasury Strips, PO 6.862%, 11/15/2030	40,870,000	25,098,676

		1,505,406,086
U.S. Government Agency - 32.4%
Federal Home Loan Mortgage Corp.
1.750%, 05/30/2019	39,220,000	40,141,082
2.389%, 04/01/2042 (P)	38,091,654	39,392,343
2.601%, 06/01/2035 (P)	6,943,393	7,395,915
3.500%, 05/01/2042	11,709,599	12,329,262
4.000%, 07/01/2024 to 04/01/2042	137,711,272	146,169,838
4.271%, 09/01/2039 (P)	1,835,544	1,931,998
4.284%, 09/01/2039 (P)	1,342,543	1,409,726
4.500%, 02/01/2039 to 04/01/2040	75,464,909	82,502,550
5.000%, 09/01/2040 to 04/01/2041	60,765,050	65,456,131
6.000%, 11/01/2037	23,128,023	25,519,601
6.500%, 05/01/2037 to 09/01/2039	64,818,462	72,614,258
Federal National Mortgage Association
2.433%, 04/01/2042 (P)	23,467,756	24,339,869
2.496%, 02/01/2042 (P)	16,317,717	16,945,758
2.605%, 02/01/2042 (P)	8,729,665	9,088,273
2.676%, 10/01/2035 (P)	80,258,245	85,571,662
2.990%, 02/01/2042 (P)	14,308,415	15,020,807
3.500%, 04/01/2042 to 06/01/2042	93,563,329	98,719,297
4.000%, 11/01/2040 to 04/01/2042	413,441,681	442,789,684
4.500%, 08/01/2040 to 02/01/2042	260,604,507	281,126,327
4.503%, 09/01/2039 (P)	5,677,071	6,068,375
5.000%, 02/01/2033 to 12/01/2041	441,007,891	478,806,945
5.500%, 02/01/2036 to 05/01/2040	102,178,578	111,476,317
6.000%, 04/01/2035 to 06/01/2040	126,440,305	139,183,359
6.500%, 07/01/2036 to 10/01/2039	149,474,644	167,867,679
Government National Mortgage Association
3.500%, 11/20/2039 (P)	9,357,388	9,798,283
4.000%, 10/15/2039 to 11/15/2041	57,559,940	62,959,237
5.000%, 08/15/2039	707,933	779,078

		2,445,403,654

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $3,900,436,500)		$3,950,809,740

FOREIGN GOVERNMENT
OBLIGATIONS - 0.1%
South Korea - 0.1%
Korea Development Bank
4.000%, 09/09/2016	8,355,000	8,893,438

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $8,323,137)		$8,893,438

CORPORATE BONDS - 34.5%
Consumer Discretionary - 3.7%
Best Buy Company, Inc.
6.750%, 07/15/2013	12,853,000	13,396,695
BorgWarner, Inc.
5.750%, 11/01/2016	4,770,000	5,430,364
CBS Corp.
7.875%, 07/30/2030	13,795,000	17,744,108
Daimler Finance North America LLC
2.625%, 09/15/2016 (S)	12,245,000	12,605,615
DIRECTV Holdings LLC
3.500%, 03/01/2016	26,655,000	28,123,797
Expedia, Inc.
5.950%, 08/15/2020	11,240,000	11,783,802
Ford Motor Credit Company LLC
4.207%, 04/15/2016 (S)	15,175,000	15,762,880
5.000%, 05/15/2018	9,540,000	10,135,506
8.000%, 12/15/2016	12,880,000	15,239,719
Grupo Televisa SAB
6.625%, 01/15/2040	7,080,000	8,633,855
Hyundai Capital Services, Inc.
4.375%, 07/27/2016 (S)	8,795,000	9,246,773
6.000%, 05/05/2015 (S)	10,350,000	11,260,697
Hyundai Motor Manufacturing
4.500%, 04/15/2015 (S)	11,100,000	11,672,261
Kia Motors Corp.
3.625%, 06/14/2016 (S)	8,100,000	8,319,883
Macy’s Retail Holdings, Inc.
7.875%, 08/15/2036	10,453,000	11,227,045
Mattel, Inc.
2.500%, 11/01/2016	6,035,000	6,201,964
News America, Inc.
6.150%, 03/01/2037 to 02/15/2041	11,370,000	13,182,367
6.400%, 12/15/2035	4,035,000	4,657,629
Nissan Motor Acceptance Corp.
4.500%, 01/30/2015 (S)	11,100,000	11,827,250
QVC, Inc.
5.125%, 07/02/2022 (S)	2,665,000	2,731,625
Seminole Indian Tribe of Florida
6.535%, 10/01/2020 (S)	115,000	118,082
Staples, Inc.
9.750%, 01/15/2014	17,500,000	19,561,325
The Interpublic Group of Companies, Inc.
10.000%, 07/15/2017	8,125,000	9,181,250
Time Warner Cable, Inc.
6.750%, 07/01/2018	12,865,000	15,679,862
UBM PLC
5.750%, 11/03/2020 (S)	6,185,000	6,369,925

		280,094,279
Consumer Staples - 1.1%
Bunge, Ltd. Finance Corp.
4.100%, 03/15/2016	4,555,000	4,751,375
5.100%, 07/15/2015	3,455,000	3,692,521
8.500%, 06/15/2019	11,298,000	14,112,626
Lorillard Tobacco Company
6.875%, 05/01/2020	2,676,000	3,166,484
Pernod-Ricard SA
2.950%, 01/15/2017 (S)	8,970,000	9,083,677
SABMiller Holdings, Inc.
2.450%, 01/15/2017 (S)	5,000,000	5,155,895
Safeway, Inc.
3.400%, 12/01/2016	20,525,000	20,911,239
7.250%, 02/01/2031	6,740,000	7,266,455
The Kroger Company
6.400%, 08/15/2017	12,700,000	15,189,518

		83,329,790
Energy - 3.3%
Anadarko Petroleum Corp.
5.750%, 06/15/2014	14,248,000	15,315,360
DCP Midstream LLC
9.750%, 03/15/2019 (S)	14,275,000	18,515,803
Energy Transfer Partners LP
5.200%, 02/01/2022	3,895,000	4,174,299
5.950%, 02/01/2015	9,695,000	10,561,277
9.700%, 03/15/2019	10,085,000	12,937,895
Enterprise Products Operating LLC
6.500%, 01/31/2019	31,220,000	37,649,291

The accompanying notes are an integral part of the financial statements.

15

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Bond Trust (continued)

	Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Enterprise Products Operating LLC (continued)
6.650%, 04/15/2018	$6,695,000	$8,040,688
Kerr-McGee Corp.
6.950%, 07/01/2024	17,575,000	21,771,488
Kinder Morgan Energy Partners LP
7.750%, 03/15/2032	4,185,000	5,216,159
Marathon Petroleum Corp.
6.500%, 03/01/2041	5,905,000	6,719,093
NuStar Logistics LP
7.650%, 04/15/2018	9,212,000	10,738,742
ONEOK Partners LP
6.150%, 10/01/2016	9,147,000	10,637,147
Petrohawk Energy Corp.
6.250%, 06/01/2019	17,215,000	19,272,898
Petroleos Mexicanos
4.875%, 01/24/2022 (S)	6,270,000	6,771,600
Spectra Energy Capital LLC
5.668%, 08/15/2014	7,508,000	8,124,534
6.200%, 04/15/2018	8,230,000	9,828,571
TransCanada Pipelines, Ltd. (6.350% to
05/15/2017, then 3 month LIBOR + 2.210%)
05/15/2067	15,640,000	16,112,015
Weatherford International, Inc.
6.800%, 06/15/2037	2,640,000	2,978,894
Williams Partners LP
7.250%, 02/01/2017	18,900,000	22,655,165

		248,020,919
Financials - 16.6%
Abbey National Treasury Services PLC
4.000%, 04/27/2016	8,260,000	8,141,676
Aflac, Inc.
8.500%, 05/15/2019	11,085,000	14,478,385
American Express Company
7.000%, 03/19/2018	3,050,000	3,777,077
American International Group, Inc.
3.800%, 03/22/2017	6,740,000	6,873,641
4.875%, 06/01/2022	6,635,000	6,794,393
8.250%, 08/15/2018	6,760,000	8,164,613
AXA SA (6.379% to 12/14/2036, then
3 month LIBOR + 2.256%)
12/14/2036 (Q)(S)	8,770,000	6,840,600
Banco de Credito del Peru
4.750%, 03/16/2016 (S)	7,360,000	7,562,400
Bank of America Corp.
5.700%, 01/24/2022	11,665,000	12,856,160
6.500%, 08/01/2016	8,010,000	8,799,217
Bank of America NA
5.300%, 03/15/2017	3,980,000	4,145,413
6.000%, 10/15/2036	9,510,000	10,013,203
Barclays Bank PLC
5.140%, 10/14/2020	8,720,000	8,246,504
5.200%, 07/10/2014	24,265,000	25,567,861
6.050%, 12/04/2017 (S)	7,995,000	8,082,185
10.179%, 06/12/2021 (S)	6,150,000	7,255,463
BB&T Corp.
2.150%, 03/22/2017	7,000,000	7,114,282
BioMed Realty LP
6.125%, 04/15/2020	3,400,000	3,815,813
Boston Properties LP
3.700%, 11/15/2018	5,455,000	5,703,143
3.850%, 02/01/2023	4,675,000	4,722,909
BPCE SA (12.500% to 09/30/2019, then
3 month LIBOR + 12.980%)
09/30/2019 (Q)(S)	60,000	60,389
Brandywine Operating Partnership LP
7.500%, 05/15/2015	10,007,000	11,113,394
Capital One Financial Corp.
6.150%, 09/01/2016	13,495,000	15,092,633
6.250%, 11/15/2013	15,644,000	16,559,972
Citigroup, Inc.
5.850%, 12/11/2034	8,670,000	9,317,216
6.125%, 11/21/2017	21,850,000	24,219,283
6.875%, 03/05/2038	300,000	367,393
CNA Financial Corp.
5.850%, 12/15/2014	13,660,000	14,657,248
6.500%, 08/15/2016	6,855,000	7,716,557
7.250%, 11/15/2023	14,888,000	17,285,474
CommonWealth REIT
5.750%, 02/15/2014	2,000,000	2,048,314
6.250%, 06/15/2017	4,075,000	4,361,591
6.650%, 01/15/2018	4,550,000	4,928,910
Credit Agricole SA
2.625%, 01/21/2014 (S)	6,000,000	5,899,374
Discover Bank
7.000%, 04/15/2020	7,415,000	8,635,398
Discover Financial Services
5.200%, 04/27/2022 (S)	14,460,000	15,137,885
Equity One, Inc.
6.250%, 12/15/2014	7,000,000	7,497,833
First Horizon National Corp.
5.375%, 12/15/2015	27,622,000	29,151,430
General Electric Capital Corp.
0.947%, 08/15/2036 (P)	9,945,000	7,307,636
4.375%, 09/16/2020	7,625,000	8,254,764
5.625%, 05/01/2018	13,930,000	16,021,158
5.875%, 01/14/2038	1,455,000	1,672,450
6.000%, 08/07/2019	9,165,000	10,730,070
Goodman Funding Pty, Ltd.
6.375%, 04/15/2021 (S)	17,030,000	17,753,758
Hartford Financial Services Group, Inc.
5.125%, 04/15/2022	9,650,000	9,944,769
6.300%, 03/15/2018	12,185,000	13,331,974
6.625%, 03/30/2040	4,805,000	4,970,604
HCP, Inc.
5.625%, 05/01/2017	14,670,000	16,205,186
6.300%, 09/15/2016	5,885,000	6,629,664
Health Care REIT, Inc.
4.700%, 09/15/2017	4,400,000	4,659,094
4.950%, 01/15/2021	5,145,000	5,400,315
5.875%, 05/15/2015	7,500,000	8,192,513
6.125%, 04/15/2020	14,665,000	16,335,270
6.200%, 06/01/2016	495,000	545,063
Healthcare Realty Trust, Inc.
6.500%, 01/17/2017	12,120,000	13,253,862
ICICI Bank, Ltd.
5.750%, 11/16/2020 (S)	9,690,000	9,562,945
International Lease Finance Corp.
7.125%, 09/01/2018 (S)	6,465,000	7,127,663
Jefferies Group, Inc.
6.875%, 04/15/2021	9,475,000	9,528,126
8.500%, 07/15/2019	7,975,000	8,652,875
JPMorgan Chase & Company
3.450%, 03/01/2016	3,170,000	3,286,770
4.250%, 10/15/2020	21,130,000	22,212,849
6.000%, 01/15/2018	29,355,000	33,711,517
JPMorgan Chase & Company (7.900% to
04/30/2018, then 3 month LIBOR + 3.470%)
04/30/2018 (Q)	9,375,000	10,277,719

The accompanying notes are an integral part of the financial statements.

16

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Bond Trust (continued)

	Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Liberty Mutual Group, Inc.
4.950%, 05/01/2022 (S)	$4,699,000	$4,673,437
5.000%, 06/01/2021 (S)	12,475,000	12,563,585
6.500%, 05/01/2042 (S)	6,635,000	6,723,902
Lincoln National Corp.
4.200%, 03/15/2022	7,000,000	6,999,727
8.750%, 07/01/2019	9,530,000	12,007,476
Lincoln National Corp. (6.050% to 04/20/17,
then 3 month LIBOR + 2.040%)
04/20/2067	13,410,000	12,270,150
Lloyds TSB Bank PLC
6.375%, 01/21/2021	17,140,000	19,437,446
Macquarie Bank, Ltd.
6.625%, 04/07/2021 (S)	5,695,000	5,713,993
Macquarie Group, Ltd.
6.000%, 01/14/2020 (S)	7,365,000	7,331,283
Merrill Lynch & Company, Inc.
6.875%, 04/25/2018	18,865,000	21,118,934
7.750%, 05/14/2038	7,595,000	8,672,617
Morgan Stanley
5.550%, 04/27/2017	23,360,000	23,612,054
5.750%, 01/25/2021	15,725,000	15,515,842
6.000%, 04/28/2015	5,900,000	6,099,650
7.300%, 05/13/2019	11,610,000	12,548,367
National Australia Bank
2.750%, 03/09/2017	14,205,000	14,297,361
Nordea Bank AB
3.125%, 03/20/2017 (S)	19,655,000	19,747,496
ProLogis LP
4.500%, 08/15/2017	1,325,000	1,385,780
6.250%, 03/15/2017	13,645,000	15,515,061
7.625%, 08/15/2014	5,000,000	5,500,625
Prudential Covered Trust 2012-1
2.997%, 09/30/2015 (S)	18,945,000	19,247,931
Rabobank Nederland NV
3.375%, 01/19/2017	6,285,000	6,471,155
Rabobank Nederland NV (11.000% to
06/30/2019, then 3 month
LIBOR + 10.868%)
06/30/2019 (Q)(S)	14,362,000	18,067,396
Santander Holdings USA, Inc.
4.625%, 04/19/2016	2,595,000	2,508,545
Sberbank of Russia
6.125%, 02/07/2022 (S)	4,250,000	4,423,910
SunTrust Banks, Inc.
3.500%, 01/20/2017	19,735,000	20,438,750
Svenska Handelsbanken AB
2.875%, 04/04/2017	12,875,000	13,057,555
TD Ameritrade Holding Corp.
4.150%, 12/01/2014	8,680,000	9,176,730
Teachers Insurance & Annuity Association of
America
6.850%, 12/16/2039 (S)	22,190,000	28,689,362
The Bear Stearns Companies LLC
7.250%, 02/01/2018	325,000	388,729
The Chubb Corp. (6.375% until 04/15/2017,
then 3 month LIBOR + 2.250%)
03/29/2067	10,485,000	10,825,763
The Goldman Sachs Group, Inc.
3.700%, 08/01/2015	8,920,000	9,000,128
6.150%, 04/01/2018	23,020,000	24,967,630
6.750%, 10/01/2037	29,385,000	28,829,770
The Hanover Insurance Group, Inc.
6.375%, 06/15/2021	3,160,000	3,458,250
The Royal Bank of Scotland PLC
4.875%, 08/25/2014 (S)	15,778,000	16,223,650
U.S. Bancorp
3.442%, 02/01/2016	18,395,000	19,079,239
Unum Group
7.125%, 09/30/2016	6,993,000	8,068,516
UnumProvident Finance Company PLC
6.850%, 11/15/2015 (S)	9,155,000	10,227,160
USB Realty Corp.
1.602%, 06/30/2019 (P)(Q)(S)	565,000	419,733
Ventas Realty LP
4.000%, 04/30/2019	9,330,000	9,572,813
4.750%, 06/01/2021	18,423,000	19,152,072
Vornado Realty LP
4.250%, 04/01/2015	11,420,000	12,045,188
W.R. Berkley Corp.
5.600%, 05/15/2015	8,190,000	8,820,917
Wachovia Bank NA
5.850%, 02/01/2037	8,975,000	10,400,131
Wachovia Corp.
5.750%, 06/15/2017 to 02/01/2018	31,825,000	37,478,296
WEA Finance LLC
6.750%, 09/02/2019 (S)	7,480,000	8,830,581
Willis Group Holdings PLC
5.750%, 03/15/2021	9,650,000	10,523,827
Willis North America, Inc.
6.200%, 03/28/2017	9,218,000	10,374,675
7.000%, 09/29/2019	9,685,000	11,229,951

		1,252,306,985
Health Care - 0.5%
Medco Health Solutions, Inc.
7.125%, 03/15/2018	20,350,000	25,119,633
Quest Diagnostics, Inc.
6.400%, 07/01/2017	10,000,000	11,838,620

		36,958,253
Industrials - 2.9%
Air Lease Corp.
5.625%, 04/01/2017 (S)	2,585,000	2,546,225
America West Airlines 2000-1 Pass
Through Trust
8.057%, 07/02/2020	2,850,727	3,021,771
Continental Airlines 1997-4 Class A Pass
Through Trust
6.900%, 01/02/2018	7,193,500	7,571,159
Continental Airlines 1998-1 Class A Pass
Through Trust
6.648%, 09/15/2017	3,521,845	3,711,321
Continental Airlines 1999-1 Class A Pass
Through Trust
6.545%, 02/02/2019	4,076,808	4,351,992
Continental Airlines 2007-1 Class A Pass
Through Trust
5.983%, 04/19/2022	14,108,674	15,307,911
Continental Airlines 2010-1 Class A Pass
Through Trust
4.750%, 01/12/2021	3,030,482	3,174,430
Delta Air Lines 2007-1 Class A Pass
Through Trust
6.821%, 08/10/2022	18,409,101	19,789,784
Delta Air Lines 2010-1 Class A Pass
Through Trust
6.200%, 07/02/2018	3,165,480	3,426,633

The accompanying notes are an integral part of the financial statements.

17

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Bond Trust (continued)

	Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
Delta Air Lines 2011-1 Class A Pass
Through Trust
5.300%, 04/15/2019	$6,898,071	$7,363,691
Delta Air Lines 2012-1 Class A Pass
Through Trust
4.750%, 05/07/2020	4,763,000	4,822,538
Embraer Overseas, Ltd.
6.375%, 01/15/2020	7,410,000	8,243,625
ERAC USA Finance LLC
5.900%, 11/15/2015 (S)	12,576,000	14,028,012
Northwest Airlines 2002-1 Class G-2 Pass
Through Trust
6.264%, 11/20/2021	3,467,578	3,536,930
Northwest Airlines 2007-1 Class A Pass
Through Trust
7.027%, 11/01/2019	67,475	71,524
Odebrecht Finance, Ltd.
6.000%, 04/05/2023 (S)	10,765,000	11,338,775
7.500%, 09/14/2015 (Q)(S)	5,520,000	5,673,456
Penske Truck Leasing Company LP
3.750%, 05/11/2017 (S)	13,655,000	13,768,555
Ryder System, Inc.
3.500%, 06/01/2017	14,670,000	15,404,718
Textron, Inc.
5.600%, 12/01/2017	6,839,000	7,536,612
6.200%, 03/15/2015	4,000,000	4,396,444
7.250%, 10/01/2019	6,440,000	7,584,169
UAL 2009-2A Pass Through Trust
9.750%, 01/15/2017	9,726,423	11,063,807
US Airways 2012-1 Class A Pass
Through Trust, Series 2012-1A, Class PTT
5.900%, 10/01/2024	5,100,000	5,221,125
Voto-Votorantim Overseas Trading
Operations NV
6.625%, 09/25/2019 (S)	12,010,000	13,060,875
Voto-Votorantim, Ltd.
6.750%, 04/05/2021 (S)	11,845,000	12,911,050
Waste Management, Inc.
2.600%, 09/01/2016	4,735,000	4,860,847

		213,787,979
Information Technology - 0.5%
Fiserv, Inc.
6.800%, 11/20/2017	10,005,000	11,938,606
Hewlett-Packard Company
4.375%, 09/15/2021	6,035,000	6,207,372
Xerox Corp.
2.950%, 03/15/2017	5,735,000	5,802,489
4.250%, 02/15/2015	11,927,000	12,647,224

		36,595,691
Materials - 2.1%
Alcoa, Inc.
5.400%, 04/15/2021	17,000,000	16,939,803
Allegheny Technologies, Inc.
5.950%, 01/15/2021	3,850,000	4,256,044
9.375%, 06/01/2019	6,989,000	8,897,885
ArcelorMittal
9.850%, 06/01/2019	10,110,000	12,037,512
Braskem America Finance Company
7.125%, 07/22/2041 (S)	9,310,000	9,286,725
Braskem Finance, Ltd.
7.000%, 05/07/2020 (S)	19,800,000	21,637,440
CF Industries, Inc.
6.875%, 05/01/2018	5,040,000	5,978,700
7.125%, 05/01/2020	6,675,000	8,126,813
Georgia-Pacific LLC
7.250%, 06/01/2028	4,420,000	5,425,802
Incitec Pivot Finance LLC
6.000%, 12/10/2019 (S)	9,055,000	9,934,422
International Paper Company
7.950%, 06/15/2018	13,633,000	17,187,777
9.375%, 05/15/2019	8,915,000	11,974,512
Teck Resources, Ltd.
10.750%, 05/15/2019	2,417,000	2,906,443
Vale Overseas, Ltd.
6.875%, 11/10/2039	6,835,000	7,995,446
Xstrata Canada Financial Corp.
2.850%, 11/10/2014 (S)	5,067,000	5,163,917
3.600%, 01/15/2017 (S)	9,780,000	10,076,383

		157,825,624
Telecommunication Services - 2.1%
Alltel Corp.
7.000%, 03/15/2016	11,111,000	13,294,089
American Tower Corp.
4.700%, 03/15/2022	11,575,000	11,891,947
CenturyLink, Inc.
6.450%, 06/15/2021	7,735,000	8,054,316
7.600%, 09/15/2039	7,775,000	7,515,968
Crown Castle Towers LLC
4.883%, 08/15/2020 (S)	15,605,000	16,954,052
6.113%, 01/15/2020 (S)	12,065,000	13,975,239
GTP Acquisition Partners I LLC
4.347%, 06/15/2016 (S)	14,475,000	15,151,923
GTP Towers Issuer LLC
4.436%, 02/15/2015 (S)	5,280,000	5,505,261
Qwest Communications International, Inc.
8.000%, 10/01/2015	6,315,000	6,654,747
Qwest Corp.
7.500%, 10/01/2014	13,207,000	14,723,982
SBA Tower Trust
5.101%, 04/17/2017 (S)	11,983,000	13,127,484
Telecom Italia Capital SA
5.250%, 11/15/2013	5,000,000	5,012,500
6.999%, 06/04/2018	7,350,000	7,313,250
7.200%, 07/18/2036	8,125,000	6,885,938
Telefonica Emisiones SAU
2.582%, 04/26/2013	15,000,000	14,775,810

		160,836,506
Utilities - 1.7%
Allegheny Energy Supply Company LLC
5.750%, 10/15/2019 (S)	13,080,000	14,084,152
Beaver Valley II Funding
9.000%, 06/01/2017	6,144,000	6,355,354
Commonwealth Edison Company
5.800%, 03/15/2018	19,749,000	23,873,717
Exelon Generation Company LLC
6.250%, 10/01/2039	5,100,000	5,531,297
Integrys Energy Group, Inc. (6.110% to
12/01/2016, then 3 month LIBOR + 2.120%)
12/01/2066	16,785,000	16,785,839
Israel Electric Corp., Ltd.
7.250%, 01/15/2019 (S)	4,435,000	4,536,655
ITC Holdings Corp.
6.050%, 01/31/2018 (S)	4,760,000	5,525,636
NiSource Finance Corp.
5.400%, 07/15/2014	8,124,000	8,755,958

The accompanying notes are an integral part of the financial statements.

18

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Bond Trust (continued)

	Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
Oncor Electric Delivery Company LLC
5.000%, 09/30/2017	$5,600,000	$6,178,407
Pennsylvania Electric Company
5.125%, 04/01/2014	5,525,000	5,885,998
PNPP II Funding Corp.
9.120%, 05/30/2016	713,000	761,513
Salton Sea Funding Corp., Series F
7.475%, 11/30/2018	13,440	14,091
Southern California Edison Company (6.250%
to 02/01/2022, then 3 month
LIBOR + 4.199%)
02/01/2022 (Q)	6,275,000	6,554,865
Trans-Allegheny Interstate Line Company
4.000%, 01/15/2015 (S)	7,300,000	7,667,511
W3A Funding Corp.
8.090%, 01/02/2017	88,465	88,660
Wisconsin Energy Corp. (6.250% to
05/15/2017, then 3 month LIBOR + 2.113%)
05/15/2067	16,330,000	16,983,200

		129,582,853

TOTAL CORPORATE BONDS (Cost $2,533,841,879)		$2,599,338,879

MUNICIPAL BONDS - 0.2%
State of California 7.600%, 11/01/2040	6,525,000	8,423,579
State of Illinois 5.100%, 06/01/2033	7,425,000	7,009,497

TOTAL MUNICIPAL BONDS (Cost $13,959,155)		$15,433,076

CAPITAL PREFERRED SECURITIES - 1.3%
Financials - 1.3%
Allfirst Preferred Capital Trust
1.955%, 07/15/2029 (P)	55,000	41,422
Aon Corp.
8.205%, 01/01/2027	7,435,000	8,597,938
Fifth Third Capital Trust IV (6.500% to
04/15/2017 then 3 month LIBOR + 1.368%)
04/15/2037	18,976,000	18,857,400
MetLife Capital Trust X
9.250%, 04/08/2038 (S)	7,305,000	8,948,625
PNC Financial Services Group, Inc. (6.750%
to 08/01/2021, then 3 month
LIBOR + 3.678%)
08/08/2021 (Q)	4,445,000	4,688,142
PNC Preferred Funding Trust III (8.700% to
03/15/2013, then 3 month LIBOR + 5.226%)
03/15/2013 (Q)(S)	19,980,000	20,427,352
Sovereign Capital Trust VI
7.908%, 06/13/2036	275,000	263,876
State Street Capital Trust III
5.458%, 01/29/2049 (P)	14,567,000	14,607,496
State Street Capital Trust IV
1.468%, 06/15/2037 (P)	19,925,000	14,383,339
ZFS Finance USA Trust II (6.450% to
06/15/2016, then 3 month LIBOR + 2.000%)
12/15/2065 (S)	6,225,000	6,225,000

		97,040,590

TOTAL CAPITAL PREFERRED
SECURITIES (Cost $97,339,360)		$97,040,590

COLLATERALIZED MORTGAGE
OBLIGATIONS - 9.8%

COMMERCIAL & RESIDENTIAL - 0.1%
American Tower Trust
Series 2007-1A, Class C,
5.615%, 04/15/2037 (S)	$1,735,000	$1,823,733
Series 2007-1A, Class D,
5.957%, 04/15/2037 (S)	4,125,000	4,320,426
Morgan Stanley Capital I, Series 2007-IQ13,
Class A4 5.364%, 03/15/2044	325,000	363,350

U.S. GOVERNMENT AGENCY - 9.7%
Federal Home Loan Mortgage Corp.
Series K708, Class X1 IO,
1.513%, 01/25/2019	167,455,000	13,837,309
Series K709, Class X1 IO,
1.547%, 03/25/2019	97,490,000	8,164,788
Series K017, Class X1 IO,
1.608%, 12/25/2021	49,027,803	4,894,200
Series K018, Class X1 IO,
1.615%, 01/25/2022	111,204,013	11,184,344
Series K707, Class X1 IO,
1.696%, 12/25/2018	66,250,004	5,467,414
Series 3833, Class LI IO,
2.018%, 10/15/2040	105,512,057	7,111,808
Series 3724, Class NB,
2.250%, 07/15/2038	42,642,073	43,206,679
Series 4068, Class BH,
3.000%, 06/15/2040	32,375,000	34,046,865
Series 4060, Class HC,
3.000%, 03/15/2041	36,485,000	38,371,959
Series 4065, Class QA,
3.000%, 08/15/2041	26,207,000	27,528,658
Series 3956, Class DJ,
3.250%, 10/15/2036	56,035,461	57,705,065
Series 3972, Class PL IO,
3.500%, 11/15/2031	11,536,748	1,672,586
Series 4068, Class AP,
3.500%, 06/15/2040	39,095,000	41,984,365
Series 4027, Class TA,
3.500%, 07/15/2041	46,247,403	48,341,976
Series 4023, Class EA,
3.500%, 08/15/2041	23,164,591	24,132,333
Series 3630, Class BI IO,
4.000%, 05/15/2027	2,669,499	115,788
Series 3738, Class IC IO,
4.000%, 08/15/2029	13,666,545	1,132,001
Series 3738, Class MI IO,
4.000%, 09/15/2034	36,705,648	2,538,188
Series 3943, Class DI IO,
4.000%, 11/15/2039	45,161,805	6,778,132
Series 4008, Class Z,
4.000%, 02/15/2042	10,176,022	10,292,523
Series 3609, Class LI IO,
4.500%, 12/15/2024	25,180,785	1,935,828
Series 3623, Class LI IO,
4.500%, 01/15/2025	3,929,028	306,168
Series 3747, Class HI IO,
4.500%, 07/15/2037	85,958,678	9,800,063
Series 3699, Class MI IO,
4.500%, 01/15/2038	40,400,924	5,285,612
Series 3794, Class PI IO,
4.500%, 02/15/2038	21,646,544	2,315,195
Series 3714, Class KI IO,
4.500%, 11/15/2039	29,273,146	3,718,152
Series 3927, Class IP IO,
4.500%, 06/15/2040	19,272,448	2,803,661

The accompanying notes are an integral part of the financial statements.

19

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Bond Trust (continued)

	Shares or Principal Amount	Value

U.S. GOVERNMENT AGENCY (continued)
Federal Home Loan Mortgage Corp. (continued)
Series 3947, Class PA,
4.500%, 01/15/2041	$18,004,263	$19,698,615
Series 3934, Class PI IO,
4.500%, 07/15/2041	26,799,384	4,413,368
Series 4030, Class BI IO,
5.000%, 01/15/2042	23,970,202	4,248,141
Series 3581, Class IO,
6.000%, 10/15/2039	3,600,675	523,257
Federal National Mortgage Association
Series 2012-67, Class KG,
3.500%, 02/25/2041	11,908,323	12,747,488
Series 2011-146, Class MA,
3.500%, 08/25/2041	28,828,921	29,968,232
Series 2010-93, Class AI IO,
4.000%, 08/25/2020	9,271,103	685,160
Series 2010-14, Class AI IO,
4.000%, 08/25/2027	6,518,403	312,924
Series 2010-14, Class IA IO,
4.000%, 08/25/2027	10,030,127	481,509
Series 2010-36, Class BI IO,
4.000%, 03/25/2028	7,654,595	411,278
Series 2011-71, Class BA,
4.000%, 05/25/2037	24,088,192	25,898,824
Series 3908, Class PA,
4.000%, 06/15/2039	16,153,247	17,481,679
Series 2009-66, Class EK,
4.000%, 09/25/2039	24,471,498	25,471,058
Series 402, Class 4 IO,
4.000%, 10/25/2039	14,279,007	1,640,901
Series 402, Class 3 IO,
4.000%, 11/25/2039	9,600,034	1,201,195
Series 2010-23, Class KA,
4.000%, 02/25/2040	15,315,173	15,974,858
Series 408, Class C1 IO,
4.000%, 12/25/2040	28,966,956	3,920,882
Series 2011-49, Class LA,
4.000%, 05/25/2041	28,988,009	31,250,401
Series 398, Class C3 IO,
4.500%, 05/25/2039	12,027,747	1,297,315
Series 401, Class C2 IO,
4.500%, 06/25/2039	6,507,601	728,456
Series 2011-132, Class PA,
4.500%, 08/25/2039	11,631,138	12,418,272
Series 402, Class 7 IO,
4.500%, 11/25/2039	18,546,359	2,226,806
Series 402, Class 8 IO,
4.500%, 11/25/2039	22,731,710	2,773,341
Series 2011-73, Class PI IO,
4.500%, 05/25/2041	13,408,548	2,179,199
Series 2012-21, Class IQ IO,
4.500%, 09/25/2041	44,167,560	8,088,807
Series 2008-17, Class DP,
4.750%, 02/25/2038	19,388,745	21,159,463
Series 2010-13, Class KI IO,
5.000%, 12/25/2018	11,802,633	1,007,519
Series 2009-47, Class EI IO,
5.000%, 08/25/2019	6,456,744	597,293
Series 2010-45, Class AI IO,
5.000%, 02/25/2021	22,686,402	2,168,441
Series 366, Class 24 IO,
5.000%, 10/01/2035	10,590,720	1,067,591
Series 2010-68, Class CI IO,
5.000%, 11/25/2038	27,629,270	2,884,617
Series 407, Class 21 IO,
5.000%, 01/25/2039	21,211,327	2,118,289
Series 2009-50, Class GI IO,
5.000%, 05/25/2039	12,514,833	1,272,018
Series 407, Class 15 IO,
5.000%, 01/25/2040	26,566,248	4,321,767
Series 407, Class 16 IO,
5.000%, 01/25/2040	5,889,693	775,869
Series 407, Class 17 IO,
5.000%, 01/25/2040	5,305,220	701,187
Series 407, Class 7 IO,
5.000%, 03/25/2041	19,320,434	2,985,000
Series 407, Class 8 IO,
5.000%, 03/25/2041	8,768,374	1,485,826
Series 407, Class C6 IO,
5.500%, 01/25/2040	46,132,436	8,082,246
Government National Mortgage Association
Series 2009-103, Class DC,
3.500%, 09/16/2039	10,825,566	11,450,163
Series 2009-69, Class PC,
4.000%, 07/16/2039	16,271,868	17,276,495
Series 2009-40, Class BI IO,
4.500%, 09/20/2036	35,588,264	3,933,041
Series 2009-123, Class DI, IO,
4.500%, 07/20/2037	13,094,740	1,202,161
Series 2010-78, Class AI IO,
4.500%, 04/20/2039	18,934,662	1,481,124
Series 5927, Class AI,
4.500%, 08/01/2041	5,576,150	6,062,798

		732,746,534

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $746,448,900)		$739,254,043

ASSET BACKED SECURITIES - 0.1%
Asset Backed Funding Certificates,
Series 2005-HE1, Class M1
0.665%, 03/25/2035 (P)	7,248,885	5,647,781
Bayview Financial Acquisition Trust,
Series 2006-A, Class 2A3
0.595%, 02/28/2041 (P)	1,449,433	1,268,500

TOTAL ASSET BACKED SECURITIES (Cost $7,568,101)		$6,916,281

PREFERRED SECURITIES - 0.2%
Financials - 0.2%
PNC Financial Services Group, Inc., 6.125%	534,775	14,091,321

TOTAL PREFERRED SECURITIES (Cost $13,369,375)		$14,091,321

SHORT-TERM INVESTMENTS - 0.7%
Repurchase Agreement - 0.1%
Repurchase Agreement with State Street Corp.
dated 06/29/2012 at 0.010% to be
repurchased at $10,000,008 on 07/02/2012,
collateralized by $10,175,000 Federal
National Mortgage Association, 0.750% due
11/24/2015 (valued at $10,202,563,
including interest)	$10,000,000	$10,000,000

The accompanying notes are an integral part of the financial statements.

20

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Bond Trust (continued)

	Shares or Principal Amount	Value

SHORT-TERM INVESTMENTS (continued)
U.S. Government & Agency
Obligations - 0.6%
Federal Home Loan Bank Discount Notes,
0.0010%, 07/02/2012 *	$46,299,999	$46,299,999

TOTAL SHORT-TERM INVESTMENTS (Cost $56,299,999)		$56,299,999

Total Investments (Bond Trust) (Cost $7,377,586,406) - 99.3%		$7,488,077,367
Other assets and liabilities, net - 0.7%		53,442,832

TOTAL NET ASSETS - 100.0%		$7,541,520,199

Bond PS Series

	Shares or Principal Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 51.9%
U.S. Government - 19.9%
U.S. Treasury Bonds 3.125%, 02/15/2042	$2,695,000	$2,900,073
U.S. Treasury Notes
0.875%, 11/30/2016 to 04/30/2017	12,895,000	13,014,724
1.000%, 10/31/2016 to 03/31/2017	5,305,000	5,382,829
1.375%, 09/30/2018	460,000	471,248
1.750%, 05/15/2022	12,820,000	12,936,175
U.S. Treasury Strips, PO 6.843%, 11/15/2030	95,000	58,340

		34,763,389
U.S. Government Agency - 32.0%
Federal Home Loan Mortgage Corp.
1.750%, 05/30/2019	810,000	829,023
2.686%, 11/01/2041 (P)	1,441,827	1,490,661
3.500%, 05/01/2042	2,295,630	2,417,112
4.000%, TBA (C)	1,250,000	1,326,706
4.000%, 07/01/2024	2,532,254	2,684,327
4.500%, TBA (C)	1,500,000	1,602,375
5.000%, TBA (C)	1,000,000	1,075,028
5.000%, 04/01/2041	627,531	677,604
5.500%, 10/01/2039	624,652	677,464
6.500%, 12/01/2036 to 09/01/2039	2,018,685	2,262,895
Federal National Mortgage Association
2.496%, 02/01/2042 (P)	558,314	579,802
2.605%, 02/01/2042 (P)	668,473	695,933
2.990%, 02/01/2042 (P)	585,337	614,480
3.500%, 06/01/2042	5,104,613	5,385,911
3.903%, 02/01/2040 (P)	716,910	764,081
4.000%, 07/01/2024 to 01/01/2042	7,243,944	7,786,986
4.500%, 09/01/2039 to 02/01/2042	6,170,638	6,679,290
5.000%, 12/01/2039 to 07/01/2041	9,692,923	10,549,841
5.500%, 05/01/2038 to 01/01/2039	1,749,099	1,903,677
6.000%, 01/01/2037 to 06/01/2040	3,113,931	3,422,146
6.500%, 10/01/2037 to 11/01/2037	1,591,669	1,787,399
Government National Mortgage Association
4.000%, 05/15/2041	745,886	815,753

		56,028,494

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $90,038,179)		$90,791,883

CORPORATE BONDS - 34.1%
Consumer Discretionary - 3.7%
Best Buy Company, Inc.
6.750%, 07/15/2013	270,000	281,421
CBS Corp.
7.875%, 07/30/2030	395,000	508,077
Daimler Finance North America LLC
2.625%, 09/15/2016 (S)	280,000	288,246
DIRECTV Holdings LLC
3.500%, 03/01/2016	672,000	709,033
Expedia, Inc.
5.950%, 08/15/2020	250,000	262,095
Ford Motor Credit Company LLC
4.207%, 04/15/2016 (S)	405,000	420,690
5.000%, 05/15/2018	200,000	212,484
8.000%, 12/15/2016	285,000	337,214
Grupo Televisa SAB
6.625%, 01/15/2040	220,000	268,284
Hyundai Capital Services, Inc.
4.375%, 07/27/2016 (S)	380,000	399,519
Hyundai Motor Manufacturing
4.500%, 04/15/2015 (S)	200,000	210,311
Kia Motors Corp.
3.625%, 06/14/2016 (S)	200,000	205,429
Macy’s Retail Holdings, Inc.
7.875%, 08/15/2036	193,000	207,292
Mattel, Inc.
2.500%, 11/01/2016	215,000	220,948
News America, Inc.
6.150%, 03/01/2037 to 02/15/2041	295,000	339,027
6.400%, 12/15/2035	90,000	103,888
Nissan Motor Acceptance Corp.
4.500%, 01/30/2015 (S)	215,000	229,086
QVC, Inc.
5.125%, 07/02/2022 (S)	60,000	61,500
Staples, Inc.
9.750%, 01/15/2014	300,000	335,337
The Interpublic Group of Companies, Inc.
10.000%, 07/15/2017	175,000	197,750
Time Warner Cable, Inc.
6.750%, 07/01/2018	425,000	517,990
UBM PLC
5.750%, 11/03/2020 (S)	105,000	108,139

		6,423,760
Consumer Staples - 1.2%
Bunge, Ltd. Finance Corp.
4.100%, 03/15/2016	250,000	260,778
8.500%, 06/15/2019	265,000	331,018
Lorillard Tobacco Company
6.875%, 05/01/2020	55,000	65,081
Pernod-Ricard SA
2.950%, 01/15/2017 (S)	285,000	288,612
SABMiller Holdings, Inc.
2.450%, 01/15/2017 (S)	250,000	257,795
Safeway, Inc.
3.400%, 12/01/2016	460,000	468,656
7.250%, 02/01/2031	130,000	140,154
The Kroger Company
6.400%, 08/15/2017	250,000	299,006

		2,111,100
Energy - 3.3%
Anadarko Petroleum Corp.
5.750%, 06/15/2014	400,000	429,965
DCP Midstream LLC
9.750%, 03/15/2019 (S)	425,000	551,259
Energy Transfer Partners LP
5.200%, 02/01/2022	75,000	80,378
5.950%, 02/01/2015	225,000	245,104
9.700%, 03/15/2019	275,000	352,793

The accompanying notes are an integral part of the financial statements.

21

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Bond PS Series (continued)

	Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Enterprise Products Operating LLC
6.500%, 01/31/2019	$765,000	$922,540
6.650%, 04/15/2018	150,000	180,150
Kerr-McGee Corp.
6.950%, 07/01/2024	355,000	439,765
Kinder Morgan Energy Partners LP
7.750%, 03/15/2032	70,000	87,248
Marathon Petroleum Corp.
6.500%, 03/01/2041	120,000	136,544
NuStar Logistics LP
7.650%, 04/15/2018	225,000	262,290
ONEOK Partners LP
6.150%, 10/01/2016	168,000	195,369
Petrohawk Energy Corp.
6.250%, 06/01/2019	345,000	386,242
Petroleos Mexicanos
4.875%, 01/24/2022 (S)	110,000	118,800
Spectra Energy Capital LLC
5.668%, 08/15/2014	122,000	132,018
6.200%, 04/15/2018	215,000	256,761
TransCanada Pipelines, Ltd. (6.350% to
05/15/2017, then 3 month LIBOR + 2.210%)
05/15/2067	350,000	360,563
Weatherford International, Inc.
6.800%, 06/15/2037	65,000	73,344
Williams Partners LP
7.250%, 02/01/2017	475,000	569,376

		5,780,509
Financials - 16.8%
Abbey National Treasury Services PLC
4.000%, 04/27/2016	250,000	246,419
Aflac, Inc.
8.500%, 05/15/2019	245,000	320,000
American Express Company
7.000%, 03/19/2018	65,000	80,495
American International Group, Inc.
3.800%, 03/22/2017	140,000	142,776
4.875%, 06/01/2022	150,000	153,603
8.250%, 08/15/2018	285,000	344,218
AXA SA (6.379% to 12/14/2036, then
3 month LIBOR + 2.256%)
12/14/2036 (Q)(S)	250,000	195,000
Banco de Credito del Peru
4.750%, 03/16/2016 (S)	250,000	256,875
Bank of America Corp.
5.700%, 01/24/2022	465,000	512,483
6.500%, 08/01/2016	190,000	208,721
Bank of America NA
5.300%, 03/15/2017	100,000	104,156
6.000%, 10/15/2036	140,000	147,408
Barclays Bank PLC
5.140%, 10/14/2020	255,000	241,154
5.200%, 07/10/2014	475,000	500,504
6.050%, 12/04/2017 (S)	250,000	252,726
10.179%, 06/12/2021 (S)	105,000	123,874
BB&T Corp.
2.150%, 03/22/2017	250,000	254,082
BioMed Realty LP
6.125%, 04/15/2020	50,000	56,115
Boston Properties LP
3.700%, 11/15/2018	185,000	193,415
3.850%, 02/01/2023	100,000	101,025
Brandywine Operating Partnership LP
7.500%, 05/15/2015	180,000	199,901
Capital One Financial Corp.
6.150%, 09/01/2016	390,000	436,171
6.250%, 11/15/2013	320,000	338,736
Citigroup, Inc.
5.850%, 12/11/2034	200,000	214,930
6.125%, 11/21/2017	450,000	498,795
CNA Financial Corp.
5.850%, 12/15/2014	260,000	278,981
6.500%, 08/15/2016	275,000	309,563
7.250%, 11/15/2023	265,000	307,674
CommonWealth REIT
6.650%, 01/15/2018	100,000	108,328
Cubesmart LP
4.800%, 07/15/2022	180,000	182,102
Discover Bank
7.000%, 04/15/2020	250,000	291,146
Discover Financial Services
5.200%, 04/27/2022 (S)	450,000	471,096
First Horizon National Corp.
5.375%, 12/15/2015	745,000	786,251
General Electric Capital Corp.
4.375%, 09/16/2020	135,000	146,150
5.625%, 05/01/2018	395,000	454,297
6.000%, 08/07/2019	285,000	333,668
Goodman Funding Pty, Ltd.
6.375%, 04/15/2021 (S)	370,000	385,725
Hartford Financial Services Group, Inc.
5.125%, 04/15/2022	215,000	221,567
6.300%, 03/15/2018	350,000	382,946
6.625%, 03/30/2040	80,000	82,757
HCP, Inc.
5.625%, 05/01/2017	330,000	364,534
6.300%, 09/15/2016	135,000	152,082
Health Care REIT, Inc.
4.700%, 09/15/2017	185,000	195,894
4.950%, 01/15/2021	110,000	115,459
6.125%, 04/15/2020	350,000	389,863
6.200%, 06/01/2016	50,000	55,057
Healthcare Realty Trust, Inc.
6.500%, 01/17/2017	150,000	164,033
ICICI Bank, Ltd.
5.750%, 11/16/2020 (S)	200,000	197,378
International Lease Finance Corp.
7.125%, 09/01/2018 (S)	255,000	281,138
Jefferies Group, Inc.
6.875%, 04/15/2021	325,000	326,822
8.500%, 07/15/2019	145,000	157,325
JPMorgan Chase & Company
3.450%, 03/01/2016	65,000	67,394
4.250%, 10/15/2020	610,000	641,261
6.000%, 01/15/2018	510,000	585,688
JPMorgan Chase & Company (7.900% to
04/30/2018, then 3 month LIBOR + 3.470%)
04/30/2018 (Q)	185,000	202,814
Liberty Mutual Group, Inc.
4.950%, 05/01/2022 (S)	94,000	93,489
5.000%, 06/01/2021 (S)	265,000	266,882
6.500%, 05/01/2042 (S)	135,000	136,809
Lincoln National Corp.
4.200%, 03/15/2022	175,000	174,993
8.750%, 07/01/2019	225,000	283,492
Lincoln National Corp. (6.050% to
04/20/2017, then 3 month LIBOR + 2.040%)
04/20/2067	250,000	228,750

The accompanying notes are an integral part of the financial statements.

22

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Bond PS Series (continued)

	Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Lloyds TSB Bank PLC
6.375%, 01/21/2021	$435,000	$493,307
Macquarie Bank, Ltd.
6.625%, 04/07/2021 (S)	150,000	150,500
Macquarie Group, Ltd.
6.000%, 01/14/2020 (S)	125,000	124,428
Merrill Lynch & Company, Inc.
6.875%, 04/25/2018	395,000	442,193
7.750%, 05/14/2038	100,000	114,189
Morgan Stanley
5.550%, 04/27/2017	520,000	525,611
5.750%, 01/25/2021	430,000	424,281
6.000%, 04/28/2015	145,000	149,907
7.300%, 05/13/2019	250,000	270,206
National Australia Bank
2.750%, 03/09/2017	310,000	312,016
Nordea Bank AB
3.125%, 03/20/2017 (S)	550,000	552,588
ProLogis LP
4.500%, 08/15/2017	25,000	26,147
6.250%, 03/15/2017	310,000	352,486
7.625%, 08/15/2014	100,000	110,013
Prudential Covered Trust 2012-1
2.997%, 09/30/2015 (S)	435,000	441,956
Rabobank Nederland NV
3.375%, 01/19/2017	645,000	664,104
Santander Holdings USA, Inc.
4.625%, 04/19/2016	250,000	241,671
Sberbank of Russia
6.125%, 02/07/2022 (S)	250,000	260,230
SunTrust Banks, Inc.
3.500%, 01/20/2017	440,000	455,690
Svenska Handelsbanken AB
2.875%, 04/04/2017	285,000	289,041
TD Ameritrade Holding Corp.
4.150%, 12/01/2014	220,000	232,590
Teachers Insurance & Annuity Association of
America
6.850%, 12/16/2039 (S)	510,000	659,377
The Chubb Corp. (6.375% until 04/15/2017,
then 3 month LIBOR + 2.250%)
03/29/2067	175,000	180,688
The Goldman Sachs Group, Inc.
3.700%, 08/01/2015	170,000	171,527
6.150%, 04/01/2018	505,000	547,726
6.750%, 10/01/2037	665,000	652,435
The Hanover Insurance Group, Inc.
6.375%, 06/15/2021	15,000	16,416
The Royal Bank of Scotland PLC
4.875%, 08/25/2014 (S)	275,000	282,767
U.S. Bancorp
3.442%, 02/01/2016	370,000	383,763
Unum Group
7.125%, 09/30/2016	250,000	288,450
UnumProvident Finance Company PLC
6.850%, 11/15/2015 (S)	220,000	245,765
USB Realty Corp.
1.614%, 01/15/2017 (P)(Q)(S)	100,000	74,289
Ventas Realty LP
4.000%, 04/30/2019	335,000	343,718
4.750%, 06/01/2021	380,000	395,038
Vornado Realty LP
4.250%, 04/01/2015	265,000	279,507
W.R. Berkley Corp.
5.600%, 05/15/2015	172,000	185,250
Wachovia Bank NA
5.850%, 02/01/2037	200,000	231,758
Wachovia Corp.
5.750%, 06/15/2017 to 02/01/2018	780,000	917,778
WEA Finance LLC
6.750%, 09/02/2019 (S)	155,000	182,987
Willis Group Holdings PLC
5.750%, 03/15/2021	250,000	272,638
Willis North America, Inc.
6.200%, 03/28/2017	180,000	202,586
7.000%, 09/29/2019	250,000	289,880

		29,384,487
Health Care - 0.6%
Medco Health Solutions, Inc.
7.125%, 03/15/2018	565,000	697,425
Quest Diagnostics, Inc.
6.400%, 07/01/2017	250,000	295,966

		993,391
Industrials - 2.4%
Air Lease Corp.
5.625%, 04/01/2017 (S)	55,000	54,175
Continental Airlines 1997-4 Class A Pass
Through Trust
6.900%, 01/02/2018	100,625	105,908
Continental Airlines 2010-1 Class A Pass
Through Trust
4.750%, 01/12/2021	29,422	30,820
Delta Air Lines 2007-1 Class A Pass
Through Trust
6.821%, 08/10/2022	571,688	614,565
Delta Air Lines 2010-1 Class A Pass
Through Trust
6.200%, 07/02/2018	67,446	73,011
Delta Air Lines 2011-1 Class A Pass
Through Trust
5.300%, 04/15/2019	102,401	109,313
Delta Air Lines 2012-1 Class A Pass
Through Trust
4.750%, 05/07/2020	109,000	110,363
Embraer Overseas, Ltd.
6.375%, 01/15/2020	180,000	200,250
ERAC USA Finance LLC
5.900%, 11/15/2015 (S)	248,000	276,634
Odebrecht Finance, Ltd.
6.000%, 04/05/2023 (S)	400,000	421,320
7.500%, 09/14/2015 (S)	100,000	102,780
Penske Truck Leasing Company LP
3.750%, 05/11/2017 (S)	270,000	272,245
Ryder System, Inc.
3.500%, 06/01/2017	330,000	346,527
Textron, Inc.
5.600%, 12/01/2017	150,000	165,301
6.200%, 03/15/2015	70,000	76,938
7.250%, 10/01/2019	145,000	170,762
UAL 2009-2A Pass Through Trust
9.750%, 01/15/2017	146,105	166,195
US Airways 2012-1 Class A Pass
Through Trust, Series 2012-1A, Class PTT
5.900%, 10/01/2024	100,000	102,375
Voto-Votorantim Overseas Trading
Operations NV
6.625%, 09/25/2019 (S)	300,000	326,250

The accompanying notes are an integral part of the financial statements.

23

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Bond PS Series (continued)

	Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
Voto-Votorantim, Ltd.
6.750%, 04/05/2021 (S)	$300,000	$327,000
Waste Management, Inc.
2.600%, 09/01/2016	85,000	87,259

		4,139,991
Information Technology - 0.4%
Fiserv, Inc.
6.800%, 11/20/2017	210,000	250,585
Hewlett-Packard Company
4.375%, 09/15/2021	115,000	118,285
Xerox Corp.
2.950%, 03/15/2017	105,000	106,236
4.250%, 02/15/2015	260,000	275,700

		750,806
Materials - 2.2%
Alcoa, Inc.
5.400%, 04/15/2021	420,000	418,513
Allegheny Technologies, Inc.
5.950%, 01/15/2021	300,000	331,640
ArcelorMittal
9.850%, 06/01/2019	275,000	327,430
Braskem America Finance Company
7.125%, 07/22/2041 (S)	200,000	199,500
Braskem Finance, Ltd.
7.000%, 05/07/2020 (S)	510,000	557,328
CF Industries, Inc.
6.875%, 05/01/2018	100,000	118,625
7.125%, 05/01/2020	140,000	170,450
Georgia-Pacific LLC
7.250%, 06/01/2028	90,000	110,480
Incitec Pivot Finance LLC
6.000%, 12/10/2019 (S)	180,000	197,482
International Paper Company
7.950%, 06/15/2018	400,000	504,299
9.375%, 05/15/2019	200,000	268,637
Teck Resources, Ltd.
10.750%, 05/15/2019	30,000	36,075
Vale Overseas, Ltd.
6.875%, 11/10/2039	190,000	222,258
Xstrata Canada Financial Corp.
2.850%, 11/10/2014 (S)	133,000	135,544
3.600%, 01/15/2017 (S)	220,000	226,667

		3,824,928
Telecommunication Services - 2.2%
Alltel Corp.
7.000%, 03/15/2016	292,000	349,372
American Tower Corp.
4.700%, 03/15/2022	225,000	231,161
CenturyLink, Inc.
6.450%, 06/15/2021	150,000	156,192
7.600%, 09/15/2039	130,000	125,669
Crown Castle Towers LLC
4.883%, 08/15/2020 (S)	435,000	472,606
6.113%, 01/15/2020 (S)	200,000	231,666
GTP Acquisition Partners I LLC
4.347%, 06/15/2016 (S)	450,000	471,044
GTP Towers Issuer LLC
4.436%, 02/15/2015 (S)	250,000	260,666
Qwest Communications International, Inc.
8.000%, 10/01/2015	220,000	231,836
Qwest Corp.
7.500%, 10/01/2014	250,000	278,716
SBA Tower Trust
5.101%, 04/17/2017 (S)	205,000	224,579
Telecom Italia Capital SA
5.250%, 11/15/2013	85,000	85,213
6.999%, 06/04/2018	250,000	248,750
7.200%, 07/18/2036	150,000	127,125
Telefonica Emisiones SAU
2.582%, 04/26/2013	400,000	394,022

		3,888,617
Utilities - 1.3%
Allegheny Energy Supply Company LLC
5.750%, 10/15/2019 (S)	405,000	436,092
Commonwealth Edison Company
5.800%, 03/15/2018	455,000	550,030
Exelon Generation Company LLC
6.250%, 10/01/2039	105,000	113,880
Integrys Energy Group, Inc. (6.110% to
12/01/2016, then 3 month LIBOR + 2.120%)
12/01/2066	225,000	225,011
Israel Electric Corp., Ltd.
7.250%, 01/15/2019 (S)	100,000	102,292
NiSource Finance Corp.
5.400%, 07/15/2014	270,000	291,003
Oncor Electric Delivery Company LLC
5.000%, 09/30/2017	100,000	110,329
PNPP II Funding Corp.
9.120%, 05/30/2016	81,000	86,511
Southern California Edison Company (6.250%
to 02/01/2022, then 3 month
LIBOR + 4.199%)
02/01/2022 (Q)	105,000	109,683
Wisconsin Energy Corp. (6.250% to
05/15/2017, then 3 month LIBOR + 2.113%)
05/15/2067	300,000	312,000

		2,336,831

TOTAL CORPORATE BONDS (Cost $58,418,235)		$59,634,420

CAPITAL PREFERRED SECURITIES - 1.2%
Financials - 1.2%
Aon Corp.
8.205%, 01/01/2027	130,000	150,334
Fifth Third Capital Trust IV (6.500% to
04/15/2017 then 3 month LIBOR + 1.368%)
04/15/2037	375,000	372,656
MetLife Capital Trust X
9.250%, 04/08/2038 (S)	270,000	330,750
PNC Financial Services Group, Inc. (6.750%
to 08/01/2021, then 3 month
LIBOR + 3.678%)
08/01/2021 (Q)	90,000	94,923
PNC Preferred Funding Trust III (8.700% to
03/15/2013, then 3 month LIBOR + 5.226%)
03/15/2013 (Q)(S)	475,000	485,635
State Street Capital Trust III
5.458%, 09/15/2012 (P)(Q)	180,000	180,500
State Street Capital Trust IV
1.468%, 06/15/2037 (P)	465,000	335,671

The accompanying notes are an integral part of the financial statements.

24

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Bond PS Series (continued)

	Shares or Principal Amount	Value

CAPITAL PREFERRED SECURITIES (continued)
Financials (continued)
ZFS Finance USA Trust II (6.450% to
06/15/2016, then 3 month LIBOR + 2.000%)
12/15/2065 (S)	$75,000	$75,000

		2,025,469

TOTAL CAPITAL PREFERRED
SECURITIES (Cost $2,012,922)		$2,025,469

COLLATERALIZED MORTGAGE
OBLIGATIONS - 9.4%
Commercial & Residential - 0.2%
American Tower Trust
Series 2007-1A, Class C,
5.615%, 04/15/2037 (S)	150,000	157,671
Series 2007-1A, Class D,
5.957%, 04/15/2037 (S)	115,000	120,448

		278,119
U.S. Government Agency - 9.2%
Federal Home Loan Mortgage Corp.
Series K708, Class X1 IO,
1.513%, 01/25/2019	3,575,000	295,413
Series K709, Class X1 IO,
1.547%, 03/25/2019	2,165,000	181,319
Series K017, Class X1 IO,
1.608%, 12/25/2021	1,062,785	106,092
Series K018, Class X1 IO,
1.615%, 01/25/2022	2,223,381	223,617
Series K707, Class X1 IO,
1.696%, 12/25/2018	1,384,164	114,231
Series 4068, Class BH,
3.000%, 06/15/2040	720,000	757,181
Series 4060, Class HC,
3.000%, 03/15/2041	840,000	883,444
Series 4065, Class QA,
3.000%, 08/15/2041	575,000	603,998
Series 3956, Class DJ,
3.250%, 10/15/2036	1,322,515	1,361,920
Series 3972, Class PL IO,
3.500%, 11/15/2031	2,273,800	329,653
Series 4068, Class AP,
3.500%, 06/15/2040	865,000	928,929
Series 4027, Class TA,
3.500%, 07/15/2041	961,526	1,005,074
Series 4023, Class EA,
3.500%, 08/15/2041	983,044	1,024,112
Series 3943, Class DI IO,
4.000%, 11/15/2039	1,967,104	295,234
Series 3940, Class PA,
4.000%, 02/15/2041	2,773,743	2,978,083
Series 4008, Class Z,
4.000%, 02/15/2042	215,764	218,234
Series 3830, Class NI IO,
4.500%, 01/15/2036	2,682,179	352,600
Series 3927, Class IP IO,
4.500%, 06/15/2040	935,316	136,065
Series 3947, Class PA,
4.500%, 01/15/2041	478,837	523,899
Series 3934, Class PI IO,
4.500%, 07/15/2041	938,464	154,548
Series 4030, Class BI IO,
5.000%, 01/15/2042	489,388	86,732
Federal National Mortgage Association
Series 2012-67, Class KG,
3.500%, 02/25/2041	265,000	283,674
Series 2011-146, Class MA,
3.500%, 08/25/2041	1,030,627	1,071,357
Series 2010-93, Class AI IO,
4.000%, 08/25/2020	280,943	20,762
Series 2011-71, Class BA,
4.000%, 05/25/2037	673,164	723,764
Series 3908, Class PA,
4.000%, 06/15/2039	278,733	301,656
Series 408, Class C1 IO,
4.000%, 12/25/2040	903,989	122,361
Series 2011-49, Class LA,
4.000%, 05/25/2041	134,508	145,006
Series 2011-132, Class PA,
4.500%, 08/25/2039	203,011	216,750
Series 2011-73, Class PL IO,
4.500%, 05/25/2041	881,926	143,333
Series 2012-21, Class IQ IO,
4.500%, 09/25/2041	933,687	170,995
Series 407, Class 21 IO,
5.000%, 01/25/2039	99,304	9,917
Series 407, Class 15 IO,
5.000%, 01/25/2040	115,095	18,723
Series 407, Class 16 IO,
5.000%, 01/25/2040	67,311	8,867
Series 407, Class 17 IO,
5.000%, 01/25/2040	76,977	10,174
Series 407, Class C6 IO,
5.500%, 01/25/2040	2,017,689	353,492

		16,161,209

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $16,540,288)		$16,439,328

MUNICIPAL BONDS - 0.2%
State of California 7.600%, 11/01/2040	160,000	206,555
State of Illinois 5.100%, 06/01/2033	170,000	160,487

TOTAL MUNICIPAL BONDS (Cost $348,740)		$367,042

Total Investments (Bond PS Series)
(Cost $167,358,364) - 96.8%		$169,258,142
Other assets and liabilities, net - 3.2%		5,606,869

TOTAL NET ASSETS - 100.0%		$174,865,011

Core Bond Trust

	Shares or Principal Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 55.3%
U.S. Government - 23.0%
U.S. Treasury Bonds
3.000%, 05/15/2042	$6,519,000	$6,842,916
3.125%, 11/15/2041 to 02/15/2042	20,976,000	22,577,454
4.250%, 11/15/2040	5,471,000	7,168,717
4.375%, 05/15/2041	5,848,000	7,822,612
4.500%, 02/15/2036	12,738,000	17,132,610
U.S. Treasury Notes
0.250%, 05/31/2014	14,419,000	14,402,101
0.375%, 04/15/2015 to 06/15/2015	74,354,000	74,308,270

The accompanying notes are an integral part of the financial statements.

25

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)

	Shares or Principal Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government (continued)
U.S. Treasury Notes (continued)
0.625%, 05/31/2017	$10,518,000	$10,474,445
0.750%, 06/30/2017	26,481,000	26,518,239
0.875%, 12/31/2016	22,115,000	22,322,328
1.750%, 07/31/2015 to 05/15/2022	41,652,000	42,393,631
1.875%, 10/31/2017	12,267,000	12,948,395
2.000%, 11/15/2021	3,252,000	3,374,204
2.375%, 02/28/2015	23,878,000	25,131,595
2.625%, 08/15/2020	28,849,000	31,772,211
3.000%, 09/30/2016	39,216,000	43,116,149
3.375%, 07/31/2013	27,976,000	28,912,553

		397,218,430
U.S. Government Agency - 32.3%
Federal Home Loan Mortgage Corp.
2.500%, TBA (C)	22,200,000	22,789,696
3.000%, TBA (C)	8,300,000	8,662,013
3.500%, 01/01/2032 to 05/01/2032	8,659,167	9,140,577
4.000%, 11/01/2031 to 07/15/2042	61,170,835	66,001,643
4.500%, 05/01/2042 to 09/15/2042	62,210,000	68,464,667
5.000%, 08/01/2039 to 08/01/2041	34,148,775	37,782,104
5.500%, 07/01/2038	5,842,581	6,416,888
5.608%, 10/01/2038 (P)	339,200	366,308
5.649%, 11/01/2039 (P)	7,579,724	8,253,609
5.772%, 01/01/2037 (P)	1,451,348	1,580,382
5.834%, 11/01/2037 (P)	76,733	82,205
5.951%, 03/01/2037 (P)	118,951	127,735
6.000%, 03/01/2034 to 03/01/2036	5,001,839	5,551,799
Federal National Mortgage Association
2.500%, TBA (C)	39,400,000	40,483,423
3.500%, TBA (C)	9,000,000	9,257,361
3.500%, 01/01/2032 to 04/01/2032	13,820,615	14,610,296
4.000%, 01/01/2032 to 07/01/2042	29,104,066	31,371,159
4.500%, 06/01/2042 to 08/25/2042	15,830,000	17,430,117
5.000%, TBA (C)	4,700,000	5,074,914
5.000%, 04/01/2040 to 09/01/2041	66,696,039	73,546,334
5.500%, 09/01/2034 to 07/01/2039	3,131,819	3,447,281
5.837%, 09/01/2037 (P)	2,071,373	2,243,703
5.985%, 09/01/2037 (P)	223,034	242,193
6.000%, TBA (C)	6,800,000	7,478,586
6.000%, 03/01/2034 to 10/01/2038	77,026,615	85,719,410
6.268%, 09/01/2037 (P)	1,774,683	1,940,915
6.329%, 07/01/2037 (P)	86,137	93,804
6.500%, 10/01/2036	3,039,074	3,421,342
Government National Mortgage Association
3.000%, 08/20/2041 to 01/20/2042 (P)	4,061,476	4,298,591
3.500%, 05/20/2041 to 10/20/2041 (P)	10,859,239	11,528,802
6.000%, 01/15/2040	8,441,433	9,485,795

		556,893,652

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $942,251,425)		$954,112,082

FOREIGN GOVERNMENT
OBLIGATIONS - 1.3%
Canada - 0.7%
Province of Manitoba Canada
1.750%, 05/30/2019	1,785,000	1,795,078
Province of Ontario
0.950%, 05/26/2015	7,295,000	7,328,477
2.450%, 06/29/2022	2,670,000	2,637,717

		11,761,272
Mexico - 0.1%
Government of Mexico
5.750%, 10/12/2110	2,218,000	2,522,975
Qatar - 0.1%
Government of Qatar
5.750%, 01/20/2042 (S)	920,000	1,097,100
Slovakia - 0.3%
Slovakia Government International Bond
4.375%, 05/21/2022 (S)	4,970,000	4,895,450
Sweden - 0.1%
Svensk Exportkredit AB
1.750%, 05/30/2017	1,785,000	1,796,726

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $21,687,749)		$22,073,523

CORPORATE BONDS - 22.9%
Consumer Discretionary - 2.3%
CBS Corp. 4.850%, 07/01/2042	1,595,000	1,563,309
Comcast Corp. 4.650%, 07/15/2042	2,985,000	2,981,195
Daimler Finance North America LLC
1.650%, 04/10/2015 (S)	3,965,000	3,981,155
1.875%, 09/15/2014 (S)	4,705,000	4,730,588
DIRECTV Holdings LLC
2.400%, 03/15/2017	910,000	916,397
3.800%, 03/15/2022	1,375,000	1,391,650
5.150%, 03/15/2042	1,390,000	1,400,878
Ford Motor Credit Company LLC
2.750%, 05/15/2015	4,465,000	4,501,845
5.875%, 08/02/2021	3,075,000	3,423,401
LVMH Moet Hennessy Louis Vuitton SA
1.625%, 06/29/2017 (S)	2,475,000	2,470,573
News America, Inc.
6.150%, 03/01/2037 to 02/15/2041	1,957,000	2,249,947
Omnicom Group, Inc. 3.625%, 05/01/2022	640,000	650,840
Pearson Funding Four PLC
3.750%, 05/08/2022 (S)	1,770,000	1,806,512
The Gap, Inc. 5.950%, 04/12/2021	1,974,000	2,047,462
Time Warner Cable, Inc. 5.500%, 09/01/2041	989,000	1,077,580
University of Pennsylvania
4.674%, 09/01/2112	1,390,000	1,596,387
Wyndham Worldwide Corp.
2.950%, 03/01/2017	1,120,000	1,114,620
4.250%, 03/01/2022	2,515,000	2,534,408

		40,438,747
Consumer Staples - 1.5%
BAT International Finance PLC
2.125%, 06/07/2017 (S)	3,245,000	3,242,200
Kraft Foods Group, Inc.
5.000%, 06/04/2042 (S)	1,510,000	1,600,429
Kraft Foods, Inc.
5.375%, 02/10/2020	1,780,000	2,107,714
6.500%, 02/09/2040	1,450,000	1,865,080
PepsiCo, Inc. 2.500%, 05/10/2016	2,110,000	2,215,987
Pernod-Ricard SA
5.500%, 01/15/2042 (S)	2,158,000	2,212,876
5.750%, 04/07/2021 (S)	3,463,000	3,912,172
The Coca-Cola Company 1.800%, 09/01/2016	3,410,000	3,503,737
Tyson Foods Inc 4.500%, 06/15/2022	3,765,000	3,877,950
Wal-Mart Stores, Inc. 5.625%, 04/15/2041	1,395,000	1,818,169

		26,356,314
Energy - 3.3%
BP Capital Markets PLC 1.846%, 05/05/2017	3,510,000	3,546,546

The accompanying notes are an integral part of the financial statements.

26

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)

	Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Canadian Oil Sands Ltd.
6.000%, 04/01/2042 (S)	$2,880,000	$3,059,502
DCP Midstream Operating LP
4.950%, 04/01/2022	2,580,000	2,649,995
El Paso Pipeline Partners
Operating Company LLC
4.100%, 11/15/2015	2,170,000	2,270,562
7.500%, 11/15/2040	855,000	1,084,721
Energen Corp. 4.625%, 09/01/2021	2,240,000	2,313,349
Energy Transfer Partners LP
5.200%, 02/01/2022	950,000	1,018,122
6.500%, 02/01/2042	1,445,000	1,550,404
9.000%, 04/15/2019	352,000	439,872
Husky Energy, Inc. 7.250%, 12/15/2019	722,000	891,672
Kerr-McGee Corp. 6.950%, 07/01/2024	3,510,000	4,348,104
Kinder Morgan Energy Partners LP
3.950%, 09/01/2022	1,575,000	1,596,952
Marathon Petroleum Corp.
6.500%, 03/01/2041	2,595,000	2,952,760
Petrobras International Finance Company
2.875%, 02/06/2015	1,875,000	1,903,361
3.500%, 02/06/2017	4,515,000	4,636,336
Petroleos Mexicanos
1.950%, 12/20/2022	3,110,000	3,111,694
6.500%, 06/02/2041 (S)	380,000	443,650
Phillips 66 5.875%, 05/01/2042 (S)	1,220,000	1,315,036
Reliance Holdings USA, Inc.
5.400%, 02/14/2022 (S)	1,585,000	1,586,079
Talisman Energy, Inc. 7.750%, 06/01/2019	1,450,000	1,780,104
Total Capital International SA
1.550%, 06/28/2017	5,365,000	5,380,135
Transocean, Inc.
6.375%, 12/15/2021	2,655,000	3,038,908
7.350%, 12/15/2041	890,000	1,078,110
Western Gas Partners LP
4.000%, 07/01/2022	1,900,000	1,900,000
5.375%, 06/01/2021	2,030,000	2,246,987

		56,142,961
Financials - 9.5%
Achmea Hypotheekbank NV
3.200%, 11/03/2014 (S)	4,597,000	4,795,806
American Express Credit Corp.
1.750%, 06/12/2015	1,155,000	1,168,285
2.375%, 03/24/2017	1,369,000	1,403,758
American International Group, Inc.
4.875%, 06/01/2022	1,815,000	1,858,602
5.850%, 01/16/2018	405,000	447,950
Bank of America Corp.
3.875%, 03/22/2017	1,399,000	1,425,767
5.700%, 01/24/2022	467,000	514,687
5.875%, 02/07/2042	905,000	992,626
6.000%, 09/01/2017	2,490,000	2,688,368
Barclays Bank PLC 2.250%, 05/10/2017 (S)	1,830,000	1,830,728
Berkshire Hathaway Finance Corp.
1.600%, 05/15/2017	2,760,000	2,780,515
4.400%, 05/15/2042	715,000	734,486
Berkshire Hathaway, Inc. 3.400%, 01/31/2022	3,801,000	3,987,975
Boston Properties LP
3.700%, 11/15/2018	1,095,000	1,144,810
3.850%, 02/01/2023	3,025,000	3,056,000
Citigroup Funding, Inc. 1.875%, 10/22/2012	3,690,000	3,708,129
Citigroup, Inc.
2.650%, 03/02/2015	3,250,000	3,250,020
4.450%, 01/10/2017	3,034,000	3,181,671
4.500%, 01/14/2022	3,331,000	3,443,098
6.125%, 05/15/2018	2,725,000	3,044,177
Commonwealth Bank of Australia
1.950%, 03/16/2015	4,520,000	4,549,742
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA 3.875%, 02/08/2022	1,870,000	1,903,744
DDR Corp. 4.625%, 07/15/2022	1,305,000	1,288,960
General Electric Capital Corp.
1.625%, 07/02/2015	5,320,000	5,315,878
2.300%, 04/27/2017	2,740,000	2,759,777
6.875%, 01/10/2039	2,294,000	2,963,238
Goodman Funding Pty, Ltd.
6.000%, 03/22/2022 (S)	990,000	1,004,444
Hartford Financial Services Group, Inc.
6.625%, 04/15/2042	610,000	629,054
HCP, Inc.
3.750%, 02/01/2019	2,915,000	2,911,563
5.650%, 12/15/2013	2,945,000	3,110,644
Health Care REIT, Inc. 6.500%, 03/15/2041	712,000	761,598
HSBC Holdings PLC
4.000%, 03/30/2022	2,030,000	2,109,645
6.800%, 06/01/2038	1,516,000	1,738,424
HSBC USA, Inc. 2.375%, 02/13/2015	6,745,000	6,822,743
Inter-American Development Bank
3.875%, 10/28/2041	2,814,000	3,053,432
JPMorgan Chase & Company
4.500%, 01/24/2022	1,725,000	1,859,652
4.650%, 06/01/2014	6,975,000	7,344,152
5.400%, 01/06/2042	1,425,000	1,566,843
Kilroy Realty LP
4.800%, 07/15/2018	1,295,000	1,361,746
5.000%, 11/03/2015	830,000	883,549
Lazard Group LLC
6.850%, 06/15/2017	4,208,000	4,620,186
7.125%, 05/15/2015	3,025,000	3,303,730
Liberty Mutual Group, Inc.
6.500%, 05/01/2042 (S)	2,440,000	2,472,694
Lloyds TSB Bank PLC
4.200%, 03/28/2017	1,595,000	1,645,957
6.375%, 01/21/2021	935,000	1,060,327
Markel Corp. 4.900%, 07/01/2022	2,140,000	2,141,661
MetLife, Inc. 5.700%, 06/15/2035	950,000	1,127,559
Metropolitan Life Global Funding I
1.700%, 06/29/2015 (S)	1,755,000	1,754,914
Morgan Stanley
3.800%, 04/29/2016	450,000	436,113
5.500%, 07/28/2021	3,590,000	3,539,564
Murray Street Investment Trust I
4.647%, 03/09/2017	7,760,000	7,778,205
NIBC Bank NV 2.800%, 12/02/2014 (S)	2,465,000	2,557,738
Nordea Bank AB
2.250%, 03/20/2015 (S)	4,030,000	4,045,068
3.125%, 03/20/2017 (S)	515,000	517,424
4.875%, 05/13/2021 (S)	1,525,000	1,486,918
Private Export Funding Corp.
2.450%, 07/15/2024	3,546,000	3,514,150
Prudential Covered Trust 2012-1
2.997%, 09/30/2015 (S)	2,185,000	2,219,938
Prudential Financial, Inc.
4.750%, 09/17/2015	1,878,000	2,022,178
5.625%, 05/12/2041	570,000	582,870
Standard Chartered PLC
3.200%, 05/12/2016 (S)	3,870,000	3,957,369

The accompanying notes are an integral part of the financial statements.

27

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)

	Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Svenska Handelsbanken AB
2.875%, 04/04/2017	$4,695,000	$4,761,570
The Goldman Sachs Group, Inc.
3.300%, 05/03/2015	3,060,000	3,059,988
6.000%, 06/15/2020	2,310,000	2,467,648
Ventas Realty LP 4.000%, 04/30/2019	1,425,000	1,462,086
WEA Finance LLC 4.625%, 05/10/2021 (S)	785,000	830,214
WR Berkley Corp.
4.625%, 03/15/2022	1,070,000	1,082,029
5.375%, 09/15/2020	280,000	301,788

		164,146,172
Health Care - 1.7%
Amgen Inc 5.375%, 05/15/2043	1,330,000	1,440,725
Boston Scientific Corp. 6.400%, 06/15/2016	2,760,000	3,179,710
Coventry Health Care, Inc.
5.950%, 03/15/2017	3,562,000	4,041,965
Express Scripts Holding Company
2.100%, 02/12/2015 (S)	3,955,000	3,994,174
2.650%, 02/15/2017 (S)	4,460,000	4,539,428
Gilead Sciences, Inc.
4.500%, 04/01/2021	1,655,000	1,840,491
5.650%, 12/01/2041	2,170,000	2,532,956
GlaxoSmithKline Capital PLC
1.500%, 05/08/2017	3,310,000	3,317,537
Life Technologies Corp. 5.000%, 01/15/2021	1,434,000	1,594,747
Wellpoint, Inc.
3.125%, 05/15/2022	1,795,000	1,810,914
4.625%, 05/15/2042	815,000	841,399

		29,134,046
Industrials - 1.0%
ABB Finance USA, Inc. 1.625%, 05/08/2017	1,365,000	1,372,230
Experian Finance PLC 2.375%, 06/15/2017 (S)	3,185,000	3,172,115
Hutchison Whampoa International 11, Ltd.
3.500%, 01/13/2017 (S)	610,000	632,749
4.625%, 01/13/2022 (S)	2,245,000	2,355,185
John Deere Capital Corp. 0.950%, 06/29/2015	1,070,000	1,069,802
The ADT Corp.
2.250%, 07/15/2017 (S)	1,510,000	1,509,100
3.500%, 07/15/2022 (S)	2,043,000	2,034,419
4.875%, 07/15/2042 (S)	1,330,000	1,304,726
United Technologies Corp.
1.200%, 06/01/2015	905,000	915,662
1.800%, 06/01/2017	1,810,000	1,849,308
4.500%, 06/01/2042	1,360,000	1,496,120

		17,711,416
Information Technology - 0.1%
Hewlett-Packard Company
2.600%, 09/15/2017	1,125,000	1,129,825
Materials - 0.5%
Barrick Gold Corp. 3.850%, 04/01/2022	2,385,000	2,471,251
Teck Resources, Ltd. 6.250%, 07/15/2041	1,091,000	1,223,018
The Dow Chemical Company
5.250%, 11/15/2041	1,410,000	1,560,840
8.550%, 05/15/2019	601,000	799,813
Vale Overseas, Ltd. 4.375%, 01/11/2022	1,867,000	1,902,682

		7,957,604
Telecommunication Services - 1.2%
America Movil SAB de CV
2.375%, 09/08/2016	1,385,000	1,421,380
American Tower Corp.
4.500%, 01/15/2018	2,825,000	2,987,525
5.050%, 09/01/2020	827,000	869,242
AT&T, Inc.
0.875%, 02/13/2015	4,210,000	4,207,398
1.600%, 02/15/2017	2,750,000	2,754,738
6.400%, 05/15/2038	950,000	1,197,213
CenturyLink, Inc. 7.650%, 03/15/2042	955,000	927,842
Deutsche Telekom International Finance BV
2.250%, 03/06/2017 (S)	2,615,000	2,585,063
Telefonica Moviles Chile SA
2.875%, 11/09/2015 (S)	1,550,000	1,558,142
Telemar Norte Leste SA
5.500%, 10/23/2020 (S)	702,000	716,040
Verizon Wireless Capital LLC
8.500%, 11/15/2018	1,635,000	2,238,474

		21,463,057
Utilities - 1.8%
Ameren Corp. 8.875%, 05/15/2014	2,185,000	2,434,059
Arizona Public Service Company
4.500%, 04/01/2042	2,002,000	2,069,209
Carolina Power & Light Company
4.100%, 05/15/2042	1,555,000	1,624,152
CMS Energy Corp.
2.750%, 05/15/2014	1,315,000	1,321,897
5.050%, 03/15/2022	1,370,000	1,422,082
Comision Federal De Electricidad
5.750%, 02/14/2042 (S)	645,000	677,250
Dominion Resources, Inc. 8.875%, 01/15/2019	2,215,000	3,012,672
Duke Energy Indiana, Inc. 4.200%, 03/15/2042	1,865,000	1,930,051
Midamerican Energy Holdings Company
6.500%, 09/15/2037	650,000	856,788
NiSource Finance Corp. 5.250%, 02/15/2043	1,240,000	1,259,025
PPL Capital Funding, Inc. 4.200%, 06/15/2022	1,990,000	1,997,994
PPL WEM Holdings PLC
3.900%, 05/01/2016 (S)	2,335,000	2,448,086
Progress Energy, Inc. 3.150%, 04/01/2022	1,615,000	1,631,168
San Diego Gas & Electric Company
4.300%, 04/01/2042	455,000	508,543
Southern California Edison Company
4.050%, 03/15/2042	935,000	976,696
Southwestern Electric Power Company
3.550%, 02/15/2022	2,975,000	3,035,744
The Cleveland Electric Illuminating Company
8.875%, 11/15/2018	2,190,000	2,928,260

		30,133,676

TOTAL CORPORATE BONDS (Cost $381,978,896)		$394,613,818

MUNICIPAL BONDS - 1.1%
County of Clark (Nevada) 6.820%, 07/01/2045	1,885,000	2,600,094
Los Angeles Community College District
(California) 6.750%, 08/01/2049	1,840,000	2,497,009
Los Angeles Department of Water & Power
(California) 6.574%, 07/01/2045	1,115,000	1,603,638
New Jersey State Turnpike Authority
7.102%, 01/01/2041	2,330,000	3,288,725
North Texas Tollway Authority
6.718%, 01/01/2049	2,095,000	2,806,588
Ohio State University 4.800%, 06/01/2111	715,000	775,632
State of California 7.600%, 11/01/2040	1,545,000	1,994,549
State of Illinois
5.365%, 03/01/2017	1,110,000	1,223,242
5.665%, 03/01/2018	1,015,000	1,124,082
5.877%, 03/01/2019	960,000	1,067,933

TOTAL MUNICIPAL BONDS (Cost $14,975,289)		$18,981,492

The accompanying notes are an integral part of the financial statements.

28

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)

	Shares or Principal Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS - 14.3%
Commercial & Residential - 6.5%
Banc of America Commercial Mortgage, Inc.
Series 2004-6, Class A3,
4.512%, 12/10/2042	$289,759	$292,362
Series 2002-2, Class B,
5.271%, 07/11/2043	205,705	206,114
Series 2007-1 A2,
5.381%, 01/15/2049	310,122	309,965
Series 2006-5, Class A4,
5.414%, 09/10/2047	3,680,000	4,073,083
Series 2002-PB2, Class B,
6.309%, 06/11/2035	122,412	122,338
Bear Stearns Commercial
Mortgage Securities, Inc.
Series 2003-T12, Class A3,
4.240%, 08/13/2039 (P)	26,539	26,593
Series 2005-PWR7, Class A2,
4.945%, 02/11/2041	568,741	569,958
CFCRE Commercial Mortgage Trust,
Series 2011-C2, Class A4
3.834%, 12/15/2047	1,713,000	1,802,503
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Series 2005-CD1,
Class AM 5.394%, 07/15/2044 (P)	1,704,000	1,840,168
Commercial Mortgage Pass
Through Certificates
Series 2012-LC4, Class A4,
3.288%, 12/10/2044	3,291,000	3,332,444
Series 2012-CR1, Class A3,
3.391%, 05/15/2045	2,696,000	2,743,530
Series 2001-J2A, Class B,
6.304%, 07/16/2034 (S)	2,376,000	2,383,506
Credit Suisse First Boston
Mortgage Securities Corp.
Series 2005-C3, Class AM,
4.730%, 07/15/2037	1,508,000	1,591,745
Series 2005-C1, Class A3,
4.813%, 02/15/2038	882,489	904,696
Series 2005-C2, Class A4,
4.832%, 04/15/2037	3,259,000	3,453,963
Series 2003-C4, Class B,
5.253%, 08/15/2036 (P)	1,479,000	1,518,029
Credit Suisse Mortgage Capital Certificates
Series 2006-C5, Class A3,
5.311%, 12/15/2039	1,475,000	1,636,868
Series 2006-C4, Class A3,
5.467%, 09/15/2039	2,264,000	2,506,977
Developers Diversified Realty Corp.,
Series 2009-DDR1, Class A
3.807%, 10/14/2022 (S)	5,872,011	6,171,607
GE Capital Commercial Mortgage Corp.,
Series 2005-C3, Class A7A
4.974%, 07/10/2045 (P)	1,791,000	1,969,393
GMAC Commercial Mortgage Securities, Inc.
Series 2006-C1, Class AM,
5.290%, 11/10/2045 (P)	1,695,000	1,724,640
Series 2001-C2, Class B,
6.790%, 04/15/2034	318,469	318,530
Greenwich Capital Commercial Funding Corp.
Series 2002-C1, Class A4,
4.948%, 01/11/2035	1,161,328	1,168,508
Series 2005-GG5, Class A5,
5.224%, 04/10/2037 (P)	5,393,000	5,893,805
Series 2007-GG9, Class A4,
5.444%, 03/10/2039	835,000	926,530
Series 2007-GG11, Class A4,
5.736%, 12/10/2049	1,920,000	2,128,487
Series 2006-GG7, Class A4,
6.071%, 07/10/2038 (P)	1,167,000	1,330,317
Impac Funding LLC, Series 2010-1, Class A1
5.314%, 01/25/2051 (S)	4,481,375	4,897,443
JP Morgan Chase Commercial
Mortgage Securities Corp.
Series 2012-CBX, Class A3,
3.139%, 06/15/2045	1,788,000	1,832,703
Series 2010-CNTR, Class A1,
3.300%, 08/05/2032 (S)	1,166,982	1,240,401
Series 2012-CBX, Class A4,
3.483%, 06/15/2045	2,235,000	2,283,952
Series 2010-C1, Class A1,
3.853%, 06/15/2043 (S)	6,223,573	6,613,486
Series 2010-CNTR, Class A2,
4.311%, 08/05/2032 (S)	1,646,000	1,745,120
Series 2003-CB6, Class A1,
4.393%, 07/12/2037	177,468	178,409
Series 2002-C2, Class A2,
5.050%, 12/12/2034	1,050,957	1,057,481
Series 2004-IN2, Class A2,
5.115%, 07/15/2041	4,007,000	4,253,074
Series 2006-LDP9, Class A2,
5.134%, 05/15/2047	683,677	715,010
Series 2002-C2, Class B,
5.211%, 12/12/2034 (P)	723,000	728,934
Series 2007-CB18, Class A4,
5.440%, 06/12/2047	932,000	1,052,074
Series 2007-LD12, Class A4,
5.882%, 02/15/2051 (P)	1,644,000	1,868,536
Series 2007-LD11, Class A4,
6.009%, 06/15/2049 (P)	6,631,000	7,281,813
Series 2001-CIB2, Class D,
6.847%, 04/15/2035 (P)	853,000	868,999
LB Commercial Conduit Mortgage Trust,
Series 2007-C3, Class A3
6.099%, 07/15/2044 (P)	826,000	874,505
LB-UBS Commercial Mortgage Trust
Series 2004-C7, Class A5,
4.628%, 10/15/2029	434,256	443,856
Series 2005-C3, Class AM,
4.794%, 07/15/2040	2,897,000	3,080,867
Series 2007-C7, Class A3,
5.866%, 09/15/2045 (P)	3,951,000	4,530,620
Merrill Lynch Mortgage Trust,
Series 2005-CIP1, Class A3A
4.949%, 07/12/2038 (P)	721,000	753,509
Morgan Stanley Capital I
Series 2012-C4, Class A4,
3.244%, 03/15/2045	2,752,000	2,783,103
Series 2004-T13, Class A3,
4.390%, 09/13/2045	456,536	461,563
Series 2007-HQ13, Class A1,
5.357%, 12/15/2044	118,475	118,303
Series 2007-IQ16, Class A4,
5.809%, 12/12/2049	932,000	1,078,442
Morgan Stanley Dean Witter Capital I
Series 2003-HQ2, Class B,
5.040%, 03/12/2035	807,000	819,208

The accompanying notes are an integral part of the financial statements.

29

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)

	Shares or Principal Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Morgan Stanley Dean Witter
Capital I (continued)
Series 2001, Class A4,
6.390%, 07/15/2033	$74,372	$74,331
Morgan Stanley Mortgage Loan Trust,
Series 2007-6XS, Class 2A1S
0.355%, 02/25/2047 (P)	25,129	20,513
Nomura Asset Securities Corp.,
Series 1998-D6, Class A2
7.332%, 03/15/2030 (P)	3,120,000	3,185,567
Sequoia Mortgage Trust
Series 2010-H1, Class A1,
3.750%, 02/25/2040 (P)	379,364	385,222
Series 2011-1, Class A1,
4.125%, 02/25/2041 (P)	587,927	600,471
UBS Commercial Mortgage Trust,
Series 2012-C1, Class A3
3.400%, 05/10/2045	2,235,000	2,276,383
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C2, Class A4
3.525%, 05/10/2063	1,777,000	1,812,424
Wachovia Bank Commercial Mortgage Trust,
Series 2003-C8, Class A3
4.445%, 11/15/2035	149,859	151,017

		111,013,998
U.S. Government Agency - 7.8%
Federal Home Loan Mortgage Corp.
Series K014, Class A2,
3.871%, 04/25/2021	1,098,000	1,224,742
Series 3704, Class CA,
4.000%, 12/15/2036	9,760,695	10,376,580
Series 3664, Class DA,
4.000%, 11/15/2037	1,299,151	1,361,145
Series 3631, Class PA,
4.000%, 02/15/2040	3,505,357	3,699,951
Series K005, Class A2,
4.317%, 11/25/2019	2,707,000	3,081,738
Series 2009-K003, Class AAB,
4.768%, 05/25/2018	1,677,000	1,890,537
Series 3407, Class B,
5.500%, 01/15/2038	2,050,000	2,249,285
Series 3622, Class WA,
5.500%, 09/15/2039	3,952,544	4,287,714
Series 3613, Class HJ,
5.500%, 12/15/2039	13,276,098	14,496,514
Series 2980, Class QA,
6.000%, 05/15/2035	2,809,287	3,156,242
Series T-48, Class 1A,
6.248%, 07/25/2033 (P)	62,385	72,127
Series 3529, Class AG,
6.500%, 04/15/2039	6,696,024	7,532,809
Series T-57, Class 1A2,
7.000%, 07/25/2043	808,733	931,701
Series T-57, Class 1A3,
7.500%, 07/25/2043	659,379	763,962
Series T-59, Class 1A3,
7.500%, 10/25/2043	908,616	1,043,661
Series T-60, Class 1A3,
7.500%, 03/25/2044	922,128	1,055,763
Federal National Mortgage Association
Series 2009-66, Class KE,
4.000%, 09/25/2039	5,102,307	5,407,081
Series 2010-135, Class LM,
4.000%, 12/25/2040	362,790	386,081
Series 2011-53, Class TN,
4.000%, 06/25/2041	11,938,813	12,626,924
Series 2011-78, Class D,
4.000%, 08/25/2041	937,593	992,877
Series 2009-M2, Class A3,
4.001%, 01/25/2019	2,737,000	3,033,308
Series 2009-M1, Class A2,
4.287%, 07/25/2019	2,905,000	3,269,438
Series 2010-M3, Class A3,
4.332%, 03/25/2020 (P)	10,746,000	12,239,647
Series 2010-M1, Class A2,
4.450%, 09/25/2019	946,000	1,076,385
Series 2009-93, Class PD,
4.500%, 09/25/2039	1,102,169	1,183,946
Series 2010-54, Class EA,
4.500%, 06/25/2040	6,271,514	6,734,567
Series 2011-53, Class DT,
4.500%, 06/25/2041	4,287,880	4,543,671
Series 2009-11, Class LC,
4.500%, 03/25/2049	3,149,516	3,340,341
Series 2005-5, Class PA,
5.000%, 01/25/2035	1,302,307	1,420,127
Series 2005-64, Class PL,
5.500%, 07/25/2035	1,352,677	1,519,694
Series 2003-W17, Class 1A7,
5.750%, 08/25/2033	1,000,000	1,167,894
Series 2002-95, Class DB,
6.000%, 01/25/2033	3,102,000	3,503,876
Series 2006-56, Class CA,
6.000%, 07/25/2036	679,648	773,464
Series 2009-105, Class CB,
6.000%, 12/25/2039	5,084,711	5,620,809
Series 2012-3, Class CD,
7.000%, 02/25/2042	4,114,057	4,630,161
Series 2002-33, Class A2,
7.500%, 06/25/2032	694,372	797,718
Government National Mortgage Association
Series 2010-107, Class GX,
4.500%, 04/20/2039	1,720,000	1,966,371
Series 2003-79, Class PV,
5.500%, 10/20/2023	1,207,060	1,330,426

		134,789,277

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $240,977,336)		$245,803,275

ASSET BACKED SECURITIES - 10.3%
Ally Auto Receivables Trust, Series 2011-4,
Class A2 0.650%, 03/17/2014	1,285,721	1,286,180
Ally Master Owner Trust, Series 2012-1,
Class A1 1.042%, 02/15/2017 (P)	9,207,000	9,255,548
AmeriCredit Automobile Receivables Trust,
Series 2012-3, Class A3
0.960%, 01/09/2017	2,991,000	2,990,649
Capital One Multi-Asset Execution Trust
Series 2006-A5, Class A5,
0.302%, 01/15/2016 (P)	379,000	378,804
Series 2005-A10, Class A,
0.322%, 09/15/2015 (P)	710,000	709,806

The accompanying notes are an integral part of the financial statements.

30

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)

	Shares or Principal Amount	Value

ASSET BACKED SECURITIES (continued)
Capital One Multi-Asset
Execution Trust (continued)
Series 2005-A6, Class A6,
0.517%, 07/15/2015 (P)	$6,934,000	$6,930,640
Series 2007-A8, Class A8,
0.768%, 10/15/2015 (P)	6,309,000	6,315,002
Chase Issuance Trust, Series 2008-A13,
Class A13 1.968%, 09/15/2015 (P)	2,726,000	2,776,031
Citibank Omni Master Trust,
Series 2009-A14A, Class A14
2.992%, 08/15/2018 (P)(S)	7,409,000	7,780,349
Citigroup Mortgage Loan Trust, Inc.,
Series 2007-AHL1, Class A2A
0.285%, 12/25/2036 (P)	14,491	14,278
Ford Credit Auto Owner Trust, Series 2009-D,
Class A3 2.170%, 10/15/2013	468,470	469,425
Ford Credit Floorplan Master Owner Trust
Series 2012-1, Class A,
0.712%, 01/15/2016 (P)	7,030,000	7,055,207
Series 2009-2, Class A,
1.792%, 09/15/2014 (P)	5,739,000	5,757,543
GE Capital Credit Card Master Note Trust,
Series 2012-4, Class A
0.543%, 06/15/2018 (P)	4,426,000	4,426,012
Honda Auto Receivables Owner Trust,
Series 2009-2, Class A4
4.430%, 07/15/2015	2,541,168	2,558,418
MMCA Automobile Trust, Series 2011-A,
Class A4 2.020%, 10/17/2016 (S)	2,291,000	2,332,843
Morgan Stanley ABS Capital I,
Series 2007-HE2, Class A2A
0.285%, 01/25/2037 (P)	743	740
Nelnet Student Loan Trust
Series 2002-2 , Class A4,
0.480%, 09/25/2024 (P)	1,696,335	1,664,631
Series 2007-1, Class A3,
0.537%, 05/27/2025 (P)	3,823,000	3,550,939
Series 2006-2, Class A4,
0.546%, 10/26/2026 (P)	6,140,000	6,102,219
Series 2006-1, Class A4,
0.557%, 11/23/2022 (P)	5,925,000	5,901,585
Series 2005-2, Class A5,
0.568%, 03/23/2037 (P)	4,550,000	4,191,407
Series 2005-1, Class A5,
0.576%, 10/25/2033 (P)	5,020,000	4,645,820
Series 2007-2A, Class A3,
0.818%, 03/25/2026 (P)(S)	10,347,000	10,026,212
Nissan Master Owner Trust Receivables,
Series 2012-A, Class A
0.712%, 05/15/2017 (P)	1,592,000	1,595,193
Santander Drive Auto Receivables Trust
Series 2012-4, Class A3,
1.040%, 08/15/2016	1,947,000	1,946,722
Series 2012-2, Class A3,
1.220%, 12/15/2015	1,511,000	1,519,378
SLC Student Loan Trust, Series 2010-1,
Class A 1.343%, 11/25/2042 (P)	3,749,056	3,781,294
SLM Student Loan Trust
Series 2007-2, Class A2,
0.466%, 07/25/2017 (P)	1,694,463	1,688,097
Series 2007-4, Class A3,
0.526%, 01/25/2022 (P)	4,544,000	4,518,774
Series 2005-1, Class A2,
0.546%, 04/27/2020 (P)	1,560,125	1,547,654
Series 2005-5, Class A3,
0.566%, 04/25/2025 (P)	407,000	398,800
Series 2004-5, Class A4,
0.616%, 01/25/2021 (P)	1,435,585	1,433,559
Series 2004-6, Class A5,
0.636%, 04/27/2020 (P)	4,825,289	4,811,483
Series 2012-3, Class A,
0.895%, 12/26/2025 (P)	6,433,160	6,433,014
Series 2012-2, Class A,
0.945%, 01/25/2029 (P)	8,858,303	8,939,170
Series 2008-6, Class A2,
1.016%, 10/25/2017 (P)	514,677	517,729
Series 2012-C, Class A1,
1.339%, 08/15/2023 (P)(S)	5,178,000	5,177,955
Series 2012-B, Class A1,
1.342%, 12/15/2021 (P)(S)	6,140,884	6,150,576
Series 2011-C, Class A1,
1.642%, 12/15/2023 (P)(S)	6,586,571	6,621,827
Series 2012-A, Class A1,
1.642%, 08/15/2025 (P)(S)	6,193,818	6,240,347
Series 2005-6, Class A5,
1.666%, 07/27/2026 (P)	1,994,000	2,018,524
Series 2008-9, Class A,
1.966%, 04/25/2023 (P)	3,121,739	3,223,100
Series 2008-5, Class A4,
2.166%, 07/25/2023 (P)	5,231,000	5,440,048
SMS Student Loan Trust
Series 2000-A, Class A2,
0.656%, 10/28/2028 (P)	2,393,990	2,386,835
Series 2000-B, Class A2,
0.666%, 04/28/2029 (P)	1,897,426	1,881,199
World Financial Network Credit Card
Master Trust, Series 2011-A, Class A
1.680%, 08/15/2018	2,430,000	2,443,155

TOTAL ASSET BACKED SECURITIES (Cost $177,094,185)		$177,834,721

SHORT-TERM INVESTMENTS - 3.4%
Money Market Funds - 3.4%
State Street Institutional Liquid Reserves
Fund, 0.2002% (Y)	58,549,423	58,549,423

TOTAL SHORT-TERM INVESTMENTS (Cost $58,549,423)		$58,549,423

Total Investments (Core Bond Trust)
(Cost $1,837,514,303) - 108.6%		$1,871,968,334
Other assets and liabilities, net - (8.6%)		(148,445,718)

TOTAL NET ASSETS - 100.0%		$1,723,522,616

SALE COMMITMENTS OUTSTANDING - (1.3)%
Federal National Mortgage Association
3.500%, TBA (C)	(9,000,000)	(9,257,361)
5.000%, TBA (C)	(4,700,000)	(5,074,872)
6.000%, TBA (C)	(6,800,000)	(7,478,586)

TOTAL SALE COMMITMENTS
OUTSTANDING (Cost $(21,699,828))		$(21,810,819)

The accompanying notes are an integral part of the financial statements.

31

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Global Bond Trust

	Shares or Principal Amount		Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 24.2%
U.S. Government - 5.0%
Treasury Inflation Protected Securities
1.750%, 01/15/2028		$6,915,635	$8,672,095
2.500%, 01/15/2029		4,498,662	6,248,219
U.S. Treasury Bonds
3.000%, 05/15/2042		5,200,000	5,458,378
3.125%, 11/15/2041		22,200,000	23,906,625
3.750%, 08/15/2041		3,100,000	3,744,704

			48,030,021
U.S. Government Agency - 19.2%
Federal Home Loan Mortgage Corp.
4.000%, TBA (C)		19,000,000	20,127,338
5.199%, 03/01/2035 (P)		408,206	432,910
Federal National Mortgage Association
2.247%, 12/01/2034 (P)		251,883	262,330
2.493%, 11/01/2034 (P)		1,492,796	1,581,939
3.500%, 03/01/2041		9,391,167	9,877,868
4.000%, TBA (C)		19,000,000	20,223,822
4.000%, 07/01/2040		170,278	181,126
4.500%, TBA (C)		122,000,000	130,815,533
5.019%, 05/01/2035 (P)		232,498	247,419
Government National
Mortgage Association
1.625%, 11/20/2023 to 01/20/2030 (P)		121,134	124,461
2.375%, 04/20/2030 to 06/20/2030 (P)		46,060	47,606

			183,922,352

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $231,969,782)			$231,952,373

FOREIGN GOVERNMENT
OBLIGATIONS - 32.3%
Australia - 0.0%
New South Wales Treasury Corp.
2.750%, 11/20/2025	AUD	100,000	128,636

			128,636
Canada - 2.0%
Province of British Columbia
4.300%, 06/18/2042	CAD	600,000	700,505
Province of Ontario
2.450%, 06/29/2022		$1,300,000	1,284,282
3.150%, 06/02/2022	CAD	4,500,000	4,564,444
4.000%, 06/02/2021		2,600,000	2,828,640
Province of Quebec
2.750%, 08/25/2021		$4,300,000	4,451,412
3.500%, 12/01/2022	CAD	2,400,000	2,480,220
4.250%, 12/01/2021		2,200,000	2,420,972
5.000%, 12/01/2041		400,000	496,313

			19,226,788
France - 3.5%
Government of France
1.750%, 02/25/2017	EUR	1,400,000	1,795,971
3.000%, 04/25/2022		3,900,000	5,066,730
3.500%, 04/25/2020 to 04/25/2026		5,600,000	7,585,412
4.250%, 04/25/2019		600,000	863,680
4.500%, 04/25/2041		1,400,000	2,063,374
4.750%, 04/25/2035		900,000	1,356,990
5.500%, 04/25/2029		9,100,000	14,615,010

			33,347,167
Germany - 0.9%
Federal Republic of Germany
4.750%, 07/04/2028		1,600,000	2,707,338
5.625%, 01/04/2028	EUR	3,000,000	5,510,275

			8,217,613
Italy - 7.6%
Republic of Italy
2.500%, 03/01/2015		2,500,000	3,032,876
3.000%, 04/15/2015		3,900,000	4,777,453
3.125%, 01/26/2015		$800,000	772,764
3.750%, 08/01/2015 to 08/01/2021	EUR	4,800,000	5,696,991
4.250%, 08/01/2013 to 09/01/2019		10,500,000	13,088,559
4.500%, 02/01/2018 to 03/01/2019		4,700,000	5,719,127
4.750%, 01/25/2016		$1,000,000	985,595
4.750%, 05/01/2017 to 06/01/2017	EUR	12,100,000	15,121,223
5.000%, 03/01/2022 to 09/01/2040		5,500,000	5,995,511
5.250%, 09/20/2016		$800,000	795,738
5.250%, 08/01/2017	EUR	4,700,000	5,994,876
5.500%, 09/01/2022		5,500,000	6,833,500
5.750%, 02/01/2033		200,000	238,098
6.000%, 08/04/2028	GBP	700,000	930,325
6.000%, 05/01/2031	EUR	1,900,000	2,337,723
6.875%, 09/27/2023		$500,000	507,200

			72,827,559
Mexico - 3.7%
Government of Mexico
1.290%, 06/08/2015	JPY	1,100,000,000	13,760,094
6.250%, 06/16/2016	MXN	105,500,000	8,317,201
Bond6.500%, maturing at 06/10/2021		31,500,000	2,553,966
8.000%, 06/11/2020		20,000,000	1,770,574
10.000%, 12/05/2024		83,500,000	8,770,564

			35,172,399
Netherlands - 1.3%
Kingdom of Netherlands
2.250%, 07/15/2022	EUR	3,000,000	3,843,449
2.500%, 01/15/2017 (S)		2,600,000	3,491,835
3.500%, 07/15/2020		500,000	710,318
4.000%, 07/15/2018		1,000,000	1,446,946
4.500%, 07/15/2017		2,300,000	3,369,657

			12,862,205
New Zealand - 3.5%
Dominion of New Zealand
5.000%, 03/15/2019	NZD	22,300,000	19,809,438
5.500%, 04/15/2023		3,000,000	2,828,623
6.000%, 12/15/2017 to 05/15/2021		11,700,000	11,236,765

			33,874,826
Norway - 0.5%
Kommunalbanken AS
2.000%, 01/14/2013		$5,200,000	5,239,458

			5,239,458
South Korea - 0.2%
Export-Import Bank of Korea
5.750%, 05/22/2013	EUR	1,800,000	2,341,452

			2,341,452
Spain - 2.6%
Fund for Orderly Bank Restructuring
4.400%, 10/21/2013		1,100,000	1,381,397
Government of Spain
4.200%, 01/31/2037		200,000	173,049
4.250%, 10/31/2016		7,300,000	8,753,326
5.250%, 04/06/2029	GBP	700,000	855,564

The accompanying notes are an integral part of the financial statements.

32

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)

	Shares or Principal Amount		Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Spain (continued)
Kingdom of Spain
2.405%, 03/25/2014 (P)	EUR	11,000,000	$13,317,261

			24,480,597
United Kingdom - 6.5%
Government of United Kingdom
0.375%, 03/22/2062	GBP	205,610	364,587
4.250%, 12/07/2027 to 12/07/2040		13,100,000	25,348,033
4.500%, 09/07/2034 to 12/07/2042		2,500,000	5,035,661
4.750%, 12/07/2030 to 12/07/2038		13,300,000	27,495,706
5.000%, 03/07/2025		1,200,000	2,490,556
6.000%, 12/07/2028		600,000	1,403,249

			62,137,792

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $308,586,120)			$309,856,492

CORPORATE BONDS - 37.3%
Australia - 2.2%
Commonwealth Bank of Australia
0.889%, 07/12/2013 (P) (S)		$7,900,000	7,929,854
0.968%, 06/25/2014 (P) (S)		9,800,000	9,882,702
National Australia Bank, Ltd.
0.961%, 07/08/2014 (P) (S)		2,500,000	2,521,443
5.750%, 12/19/2013	AUD	40,000	42,326
Westpac Banking Corp.
2.900%, 09/10/2014 (S)		$400,000	418,474

			20,794,799
Belgium - 1.0%
European Union
2.500%, 12/04/2015	EUR	3,500,000	4,670,579
2.750%, 06/03/2016		3,500,000	4,715,377

			9,385,956
Denmark - 0.0%
Nykredit Realkredit A/S
6.000%, 10/01/2029	DKK	122,769	23,064
Realkredit Danmark A/S
1.690%, 01/01/2038 (P)		1,251,409	209,175

			232,239
France - 5.4%
BNP Paribas Home Loan
Covered Bonds SA
2.200%, 11/02/2015 (S)		$5,800,000	5,809,257
3.000%, 07/23/2013	EUR	200,000	258,810
4.750%, 05/28/2013		2,700,000	3,537,053
Cie de Financement Foncier
1.625%, 07/23/2012 (S)		$7,200,000	7,201,447
2.125%, 04/22/2013 (S)		4,900,000	4,928,204
2.250%, 01/25/2013	EUR	300,000	382,679
2.500%, 09/16/2015 (S)		$5,100,000	5,118,003
Credit Agricole Home Loan
1.216%, 07/21/2014 (P) (S)		5,200,000	5,082,418
Dexia Credit Local SA
2.750%, 01/10/2014 (S)		15,500,000	15,327,516
Dexia Municipal Agency SA
3.125%, 09/15/2015	EUR	3,400,000	4,341,129

			51,986,516
Germany - 6.7%
FMS Wertmanagement
1.161%, 06/16/2014 (P)	GBP	900,000	1,408,336
2.375%, 12/15/2014	EUR	11,900,000	15,639,681
2.750%, 06/03/2016		3,700,000	4,993,929
3.375%, 06/17/2021	EUR	2,200,000	3,070,557
IKB Deutsche Industriebank AG
2.125%, 09/10/2012		3,400,000	4,315,442
Kreditanstalt fuer Wiederaufbau
0.625%, 05/29/2015		7,900,000	10,011,440
2.000%, 09/07/2016		1,800,000	2,381,655
5.500%, 06/05/2014	AUD	5,200,000	5,528,901
6.250%, 05/19/2021		10,900,000	12,637,982
Landwirtschaftliche Rentenbank
5.500%, 03/09/2020		4,000,000	4,353,955

			64,341,878
Ireland - 0.8%
German Postal Pensions Securitisation
2 PLC
4.250%, 01/18/2017	EUR	2,000,000	2,820,342
German Postal Pensions
Securitisation PLC
3.375%, 01/18/2016		3,400,000	4,604,028
Novatek Finance, Ltd.
5.326%, 02/03/2016 (S)		$600,000	624,072

			8,048,442
Italy - 0.5%
Intesa Sanpaolo SpA
2.867%, 02/24/2014 (P) (S)		4,600,000	4,319,483

			4,319,483
Jersey, C.I. - 0.2%
HBOS Capital Funding LP (9.540% to
03/19/2018, then GBP
LIBOR + 6.750%)
03/19/2018 (Q)	GBP	1,700,000	2,191,468

			2,191,468
Luxembourg - 0.6%
ALROSA Finance SA
7.750%, 11/03/2020		$2,100,000	2,199,267
European Investment Bank
6.125%, 01/23/2017	AUD	1,200,000	1,310,177
6.250%, 04/15/2015		1,800,000	1,942,028
Sunrise Communications International SA
7.000%, 12/31/2017	EUR	300,000	404,327

			5,855,799
Netherlands - 3.3%
ABN AMRO Bank NV
3.250%, 01/18/2013		3,200,000	4,108,803
Achmea Hypotheekbank NV
3.200%, 11/03/2014 (S)		$1,459,000	1,522,097
3.200%, 11/03/2014		2,979,000	3,107,833
Fortis Bank Nederland Holding NV
3.375%, 05/19/2014	EUR	5,900,000	7,840,843
Gazprom OAO
10.500%, 03/08/2014		$2,700,000	3,010,500
LeasePlan Corp. NV
3.250%, 05/22/2014	EUR	1,800,000	2,387,142
NIBC Bank NV
2.800%, 12/02/2014 (S)		$3,500,000	3,631,677
3.500%, 04/07/2014	EUR	1,700,000	2,257,473
Rabobank Nederland NV (11.000% to
06/30/2019, then 3 month
LIBOR + 10.868%)
06/30/2019 (Q) (S)		$2,200,000	2,767,600

The accompanying notes are an integral part of the financial statements.

33

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)

	Shares or Principal Amount		Value

CORPORATE BONDS (continued)
Netherlands (continued)
Ziggo Finance BV
6.125%, 11/15/2017	EUR	700,000	$945,644

			31,579,612
Norway - 0.5%
DnB NOR Boligkreditt
2.375%, 07/20/2015		3,700,000	4,818,566

			4,818,566
Sweden - 0.3%
Stadshypotek AB
3.750%, 12/12/2013		1,800,000	2,376,290

			2,376,290
Switzerland - 0.4%
Eurofima
6.250%, 12/28/2018	AUD	3,000,000	3,317,824

			3,317,824
Tunisia - 0.3%
African Development Bank
5.250%, 03/23/2022		2,900,000	3,204,440

			3,204,440
United Kingdom - 5.9%
Abbey National Treasury Services PLC
3.125%, 06/30/2014	EUR	4,300,000	5,611,328
Bank of Scotland PLC
4.375%, 07/13/2016		900,000	1,245,213
4.500%, 10/23/2013		200,000	263,986
Barclays Bank PLC
10.179%, 06/12/2021 (S)		$1,840,000	2,170,740
BP Capital Markets PLC
3.125%, 10/01/2015		2,600,000	2,764,564
British Sky Broadcasting Group PLC
6.100%, 02/15/2018 (S)		4,200,000	4,888,611
HBOS PLC
6.750%, 05/21/2018 (S)		3,100,000	2,926,093
LBG Capital No.1 PLC
7.375%, 03/12/2020	EUR	1,100,000	1,144,264
11.040%, 03/19/2020	GBP	2,800,000	4,385,223
LBG Capital No.2 PLC
7.625%, 12/09/2019		3,138,000	4,177,395
Nationwide Building Society
2.875%, 09/14/2015	EUR	4,700,000	6,222,494
4.625%, 09/13/2012		1,700,000	2,167,630
5.500%, 07/18/2012 (S)		$4,100,000	4,102,747
5.500%, 07/18/2012		4,000,000	4,007,644
Pearson Dollar Finance Two PLC
5.500%, 05/06/2013 (S)		3,000,000	3,107,229
Tate & Lyle International Finance PLC
5.000%, 11/15/2014 (S)		400,000	423,703
The Royal Bank of Scotland PLC
2.750%, 06/18/2013	EUR	1,800,000	2,314,951
Westpac Securities NZ, Ltd.
3.450%, 07/28/2014 (S)		$4,300,000	4,537,326

			56,461,141
United States - 9.2%
Ally Financial, Inc.
6.875%, 08/28/2012		1,000,000	1,005,000
Altria Group, Inc.
9.250%, 08/06/2019		2,000,000	2,780,120
American International Group, Inc.
6.797%, 11/15/2017 (S)	EUR	285,000	397,636
American International Group, Inc.
(8.000% to 05/22/2018, then 3 month
EURIBOR + 4.450%)
05/22/2038 (S)	EUR	5,600,000	6,831,671
AutoZone, Inc.
5.875%, 10/15/2012		$800,000	811,205
Bank of America Corp.
6.500%, 08/01/2016		1,600,000	1,757,646
Bank of America Corp. (4.750% to
05/23/2012, then 1 month
EURIBOR + 0.770%)
1.148%, 05/23/2017	EUR	4,100,000	4,249,420
Boston Scientific Corp.
6.400%, 06/15/2016		$1,600,000	1,843,310
Citigroup, Inc.
0.738%, 06/09/2016 (P)		500,000	433,113
1.116%, 05/31/2017 (P)	EUR	2,000,000	2,062,764
5.500%, 10/15/2014		$800,000	847,106
6.000%, 08/15/2017		2,500,000	2,739,705
CNA Financial Corp.
5.850%, 12/15/2014		4,000,000	4,292,020
Computer Sciences Corp.
6.500%, 03/15/2018		2,050,000	2,188,375
Dexia Credit Local/New York
2.000%, 03/05/2013 (S)		5,000,000	4,977,840
HCA, Inc.
7.875%, 02/15/2020		200,000	222,000
International Finance Corp.
5.000%, 08/03/2016	AUD	700,000	754,761
5.750%, 06/24/2014		1,300,000	1,394,625
International Lease Finance Corp.
6.500%, 09/01/2014 (S)		$2,800,000	2,954,000
6.625%, 11/15/2013		600,000	619,500
JPMorgan Chase & Company
3.450%, 03/01/2016		300,000	311,051
6.300%, 04/23/2019		500,000	584,696
Loews Corp.
5.250%, 03/15/2016		400,000	443,034
Marsh & McLennan Companies, Inc.
5.750%, 09/15/2015		910,000	1,009,421
Masco Corp.
5.875%, 07/15/2012		300,000	300,226
Merrill Lynch & Company, Inc.
0.980%, 01/31/2014 (P)	EUR	3,000,000	3,650,796
6.875%, 04/25/2018		$1,068,000	1,195,601
Morgan Stanley
1.001%, 03/01/2013 (P)	EUR	1,300,000	1,626,072
1.177%, 01/16/2017 (P)		1,500,000	1,629,381
2.066%, 01/24/2014 (P)		$2,200,000	2,138,334
Sealed Air Corp.
5.625%, 07/15/2013 (S)		4,200,000	4,336,500
Simon Property Group LP
6.125%, 05/30/2018		2,250,000	2,663,638
Spectra Energy Capital LLC
6.200%, 04/15/2018		5,000,000	5,971,185
Springleaf Finance Corp.
6.900%, 12/15/2017		3,000,000	2,394,360
Starwood Hotels & Resorts
Worldwide, Inc.
6.750%, 05/15/2018		3,000,000	3,486,396
The Cleveland Electric Illuminating
Company
5.700%, 04/01/2017		3,000,000	3,374,796
The Goldman Sachs Group, Inc.
1.165%, 02/02/2015 (P)	EUR	1,800,000	2,147,831

The accompanying notes are an integral part of the financial statements.

34

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)

	Shares or Principal Amount		Value

CORPORATE BONDS (continued)
United States (continued)
WM Covered Bond Program
4.000%, 09/27/2016	EUR	900,000	$1,224,147
4.375%, 05/19/2014		5,200,000	6,903,440

			88,552,722

TOTAL CORPORATE BONDS (Cost $359,196,390)			$357,467,175

MUNICIPAL BONDS - 3.5%
American Municipal Power, Inc. (Ohio)
8.084%, 02/15/2050		$4,100,000	5,942,253
7.734%, 02/15/2033		1,600,000	2,124,912
Bay Area Toll Authority (California)
6.907%, 10/01/2050		2,000,000	2,819,120
Buckeye Tobacco Settlement Financing
Authority (Ohio) 5.875%, 06/01/2047		1,500,000	1,150,995
City of Chicago Illinois, Series A
2.007%, 01/01/2014 (P) (S)		230,000	270,544
City of New York 4.937%, 12/01/2019		2,700,000	3,166,722
Golden State Tobacco
Securitization Corp. (California)
5.750%, 06/01/2047		6,505,000	5,202,374
5.125%, 06/01/2047		200,000	144,312
Iowa Tobacco Settlement Authority,
Series A 6.500%, 06/01/2023		395,000	374,586
Los Angeles Community College District
(California) 6.750%, 08/01/2049		2,300,000	3,121,261
Metropolitan Water District of
Southern California
5.000%, 10/01/2036		5,000	5,298
5.000%, 10/01/2036		40,000	42,380
Municipal Electric Authority of Georgia
6.655%, 04/01/2057		700,000	806,491
New York City Municipal Water Finance
Authority, Series 1289
8.957%, 12/15/2013 (P) (S)		300,000	382,275
Northside Independent School
District (Texas)
5.741%, 08/15/2035		900,000	1,030,491
5.891%, 08/15/2040		1,700,000	1,947,452
State of California
7.950%, 03/01/2036		200,000	240,644
7.700%, 11/01/2030		900,000	1,087,875
7.600%, 11/01/2040		2,400,000	3,098,328
Triborough Bridge & Tunnel Authority
(New York) 5.550%, 11/15/2040		400,000	471,576

TOTAL MUNICIPAL BONDS (Cost $28,896,089)			$33,429,889

CAPITAL PREFERRED SECURITIES - 0.0%
United States - 0.0%
RBS Capital Trust I (4.709% to
07/01/2013, then 3 month
LIBOR + 1.865%) , 07/01/2013 (Q)		300,000	175,500

			175,500

TOTAL CAPITAL PREFERRED SECURITIES (Cost $120,000)			$175,500

COLLATERALIZED MORTGAGE
OBLIGATIONS - 14.5%
Australia - 1.1%
Crusade Global Trust, Series 2005-2,
Class A2
3.950%, 08/14/2037 (P)	AUD	2,918,453	2,902,778
Puma Finance, Ltd.
Series 2006-G5, Class A1,
0.537%, 02/21/2038 (P) (S)		$460,110	442,859
Series 2005-P11, Class BA,
3.990%, 08/22/2037 (P)	AUD	1,948,870	1,922,947
Series 2004-P10, Class BA,
4.127%, 07/12/2036 (P)		354,826	356,624
Swan, Series 2006-1E, Class A2
3.920%, 05/12/2037 (P)		1,168,463	1,159,330
The Superannuation Member Home Loan
Programme, Series 2009-3, Class A1
5.017%, 11/07/2040 (P)		1,741,482	1,780,677
Torrens Trust, Series 2007-1, Class A
4.007%, 10/19/2038 (P)		1,646,707	1,631,010

			10,196,225
Netherlands - 0.0%
Atomium Mortgage Finance BV,
Series 2003-I, Class A
0.584%, 07/01/2034 (P)	EUR	38,865	47,395
Dutch Mortgage Portfolio Loans BV,
Series III, Class A
0.935%, 11/20/2035 (P)		150,712	189,595

			236,990
United Kingdom - 4.2%
Alba PLC, Series 2006-2, Class A3A
1.121%, 12/15/2038 (P)	GBP	309,501	367,099
Fosse Master Issuer PLC, Series 2012-1A,
Class 2B2
2.873%, 10/18/2054 (P) (S)		3,100,000	4,840,244
Gosforth Funding PLC, Series 2011-1,
Class A2
2.464%, 04/24/2047 (P)		2,700,000	4,216,696
Great Hall Mortgages PLC
Series 2007-1, Class A2B,
0.793%, 03/18/2039 (P)	EUR	1,740,882	1,784,336
Series 2006-1, Class A2B,
0.813%, 06/18/2038 (P)		2,388,603	2,491,622
Series 2007-1, Class A2A,
1.061%, 03/18/2039 (P)	GBP	1,740,882	2,213,477
Holmes Master Issuer PLC
Series 2011-1A, Class A3,
2.107%, 10/15/2054 (P) (S)	EUR	3,600,000	4,583,278
Series 2010-1A, Class A3,
2.157%, 10/15/2054 (P) (S)		4,500,000	5,727,560
Mansard Mortgages PLC, Series 2007-2X,
Class A1
1.601%, 12/15/2049 (P)	GBP	8,194,770	10,775,160
Newgate Funding PLC, Series 2007-3X,
Class A1
1.551%, 12/15/2050 (P)		1,011,118	1,553,836
RMAC Securities PLC,
Series 2006-NS1X, Class A2C
0.813%, 06/12/2044 (P)	EUR	1,485,237	1,567,648

			40,120,956
United States - 9.2%
Adjustable Rate Mortgage Trust,
Series 2005-5, Class 2A1
3.124%, 09/25/2035 (P)		$167,417	135,675
American Home Mortgage Assets,
Series 2006-5, Class A1
1.067%, 11/25/2046 (P)		1,068,929	442,215

The accompanying notes are an integral part of the financial statements.

35

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)

	Shares or Principal Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
United States (continued)
American Home Mortgage
Investment Trust, Series 2004-3,
Class 5A
2.569%, 10/25/2034 (P)	$93,537	$85,156
Banc of America Funding Corp.
Series 2005-E , Class 1A1,
0.534%, 05/20/2035 (P)	462,589	228,739
Series 2006-J, Class 4A1,
5.700%, 01/20/2047 (P)	235,284	143,382
Banc of America Mortgage
Securities, Inc., Series 2005-B,
Class 2A2
3.029%, 03/25/2035 (P)	1,296,620	1,095,903
BCAP LLC Trust, Series 2006-AA2,
Class A1
0.415%, 01/25/2037 (P)	2,475,743	1,296,544
Bear Stearns Adjustable
Rate Mortgage Trust
Series 2003-6, Class 1A1,
2.534%, 08/25/2033 (P)	179,426	177,058
Series 2005-2, Class A1,
2.570%, 03/25/2035 (P)	2,037,610	1,987,489
Series 2003-7, Class 6A,
2.703%, 10/25/2033 (P)	161,001	158,779
Series 2003-9, Class 2A1,
2.956%, 02/25/2034 (P)	31,253	28,919
Series 2005-2, Class A2,
3.078%, 03/25/2035 (P)	723,920	712,119
Series 2004-9, Class 22A1,
3.174%, 11/25/2034 (P)	132,352	131,281
Series 2004-2, Class 23A,
3.189%, 05/25/2034 (P)	125,194	108,392
Series 2004-2, Class 22A,
3.225%, 05/25/2034 (P)	311,250	301,071
Series 2005-12, Class 23A1,
5.469%, 02/25/2036 (P)	1,182,877	717,772
Bear Stearns Alt-A Trust
Series 2005-9, Class 24A1,
2.715%, 11/25/2035 (P)	1,097,095	680,637
Series 2006-1, Class 21A2,
2.821%, 02/25/2036 (P)	2,210,621	991,019
Series 2005-7, Class 22A1,
2.879%, 09/25/2035 (P)	1,419,483	972,346
Bear Stearns Structured Products, Inc.,
Series 2007-R6, Class 1A1
2.846%, 01/26/2036 (P)	2,429,702	1,438,046
Citigroup Mortgage Loan Trust, Inc.
Series 2005-6, Class A1,
2.230%, 09/25/2035 (P)	695,010	646,706
Series 2005-6, Class A2,
2.340%, 09/25/2035 (P)	778,389	683,193
Series 2006-AR1, Class 1A1,
2.530%, 10/25/2035 (P)	318,132	261,292
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Series 2007-CD4,
Class A4
5.322%, 12/11/2049	5,600,000	6,221,645
Commercial Mortgage Pass Through
Certificates, Series 2010-C1, Class A1
3.156%, 07/10/2046 (S)	2,897,610	3,037,188
Countrywide Alternative Loan Trust
Series 2007-OA7, Class A1A,
0.425%, 05/25/2047 (P)	2,424,982	1,373,507
Series 2006-OA9, Class 2A1B,
0.444%, 07/20/2046 (P)	792,073	294,177
Series 2007-11T1, Class A12,
0.595%, 05/25/2037 (P)	588,660	293,302
Series 2005-56, Class 2A3,
1.647%, 11/25/2035 (P)	184,584	107,064
Series 2005-56, Class 2A2,
2.187%, 11/25/2035 (P)	153,925	92,604
Series 2005-21CB, Class A3,
5.250%, 06/25/2035	245,648	202,067
Series 2007-7T2, Class A9,
6.000%, 04/25/2037	324,421	196,396
Series 2007-16CB, Class 5A1,
6.250%, 08/25/2037	258,884	159,793
Countrywide Home Loan Mortgage
Pass Through Trust
Series 2005-2, Class 2A1,
0.565%, 03/25/2035 (P)	131,977	82,314
Series 2004-25, Class 1A1,
0.575%, 02/25/2035 (P)	58,973	41,122
Series 2004-25, Class 2A1,
0.585%, 02/25/2035 (P)	89,211	62,688
Series 2004-22, Class A3,
2.620%, 11/25/2034 (P)	337,563	277,911
Series 2004-HYB5, Class 2A1,
2.666%, 04/20/2035 (P)	130,207	125,272
Series 2004-12, Class 11A1,
2.902%, 08/25/2034 (P)	103,722	76,672
Credit Suisse First Boston
Mortgage Securities Corp.
Series 2002-AR13, Class 3A,
2.120%, 05/25/2032 (P)	2,709	2,507
Series 2003-AR18, Class 2A3,
2.623%, 07/25/2033 (P)	29,754	28,302
Series 2003-AR20, Class 2A1,
2.672%, 08/25/2033 (P)	434,437	429,789
Series 2003-8, Class 5A1,
6.500%, 04/25/2033	26,365	27,917
Credit Suisse Mortgage Capital
Certificates, Series 2007-C3, Class A2
5.869%, 06/15/2039 (P)	215,470	215,394
Downey Savings & Loan Association
Mortgage Loan Trust, Series 2006-AR2,
Class 2AB3
0.553%, 10/19/2036 (P)	2,222,421	29,736
Federal Home Loan Mortgage Corp.
Series 2752, Class FM,
0.592%, 12/15/2030 (P)	27,426	27,430
Series T-62, Class 1A1,
1.315%, 10/25/2044 (P)	1,855,905	1,858,841
Federal National Mortgage Association
Series 2004-W2, Class 5AF,
0.595%, 03/25/2044 (P)	93,884	90,991
Series 2002-W8, Class F,
0.645%, 09/25/2032 (P)	25,573	25,475
Series 2010-136, Class FA,
0.745%, 12/25/2040 (P)	3,113,904	3,112,114
First Horizon Asset Securities, Inc.
Series 2003-AR4, Class 2A1,
2.541%, 12/25/2033 (P)	151,621	137,506
Series 2005-AR3, Class 2A1,
2.658%, 08/25/2035 (P)	177,551	145,414

The accompanying notes are an integral part of the financial statements.

36

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)

	Shares or Principal Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
United States (continued)
First Republic Mortgage Loan Trust,
Series 2001-FRB1, Class A
0.592%, 11/15/2031 (P)	$92,357	$87,203
GMAC Mortgage Corp. Loan Trust,
Series 2004-AR1, Class 22A
3.260%, 06/25/2034 (P)	34,738	31,087
Government National Mortgage
Association, Series 2004-68, Class ZC
6.000%, 08/20/2034	3,995,304	4,840,756
Greenpoint Mortgage Funding Trust
Series 2006-AR6, Class A1A,
0.325%, 10/25/2046 (P)	37,952	37,542
Series 2006-OH1, Class A1,
0.425%, 01/25/2037 (P)	344,062	164,015
Greenpoint Mortgage Pass-Through
Certificates, Series 2003-1, Class A1
3.130%, 10/25/2033 (P)	28,198	24,868
GSR Mortgage Loan Trust, Series 2003-1,
Class A2
1.940%, 03/25/2033 (P)	163,941	159,039
Harborview Mortgage Loan Trust
Series 2006-12, Class 2A2A,
0.433%, 01/19/2038 (P)	783,440	470,221
Series 2003-1, Class A,
3.026%, 05/19/2033 (P)	312,461	304,088
Series 2005-4, Class 3A1,
3.091%, 07/19/2035 (P)	69,773	50,125
Indymac Index Mortgage Loan Trust,
Series 2004-AR11, Class 2A
2.669%, 12/25/2034 (P)	109,326	84,159
JPMorgan Alternative Loan Trust,
Series 2006-A6, Class 2A1
5.500%, 11/25/2036 (P)	305,907	304,225
JPMorgan Mortgage Trust
Series 2003-A2, Class 3A1,
2.365%, 11/25/2033 (P)	161,953	154,584
Series 2007-A1, Class 5A5,
2.852%, 07/25/2035 (P)	766,213	746,291
Series 2007-A1, Class 5A6,
2.852%, 07/25/2035 (P)	696,557	554,110
Series 2006-S2, Class 1A3,
5.500%, 07/25/2036	987,225	868,299
Mastr Adjustable Rate Mortgages Trust,
Series 2007-HF1, Class A1
0.485%, 05/25/2037 (P)	473,244	223,844
Mellon Residential Funding Corp.,
Series 2000-TBC3, Class A1
0.682%, 12/15/2030 (P)	62,417	59,059
Merrill Lynch Commercial Trust,
Series 2008-LAQA, Class A1
0.779%, 07/09/2021 (P) (S)	2,205,227	2,158,441
Merrill Lynch Mortgage Investors, Inc.
Series 2005-A10, Class A,
0.455%, 02/25/2036 (P)	4,996,579	3,643,496
Series 2005-3, Class 4A,
0.495%, 11/25/2035 (P)	1,099,140	913,822
Series 2005-A8, Class A3A2,
0.495%, 08/25/2036 (P)	159,341	137,942
Series 2003-A2, Class 1A1,
2.498%, 02/25/2033 (P)	188,724	179,929
Merrill Lynch/Countrywide
Commercial Mortgage Trust
Series 2006-3, Class A4,
5.414%, 07/12/2046 (P)	2,400,000	2,712,929
Series 2007-8, Class A3,
6.163%, 08/12/2049 (P)	3,200,000	3,519,658
MLCC Mortgage Investors, Inc.,
Series 2005-2, Class 1A
1.986%, 10/25/2035 (P)	1,070,063	982,639
NCUA Guaranteed Notes
Series 2010-R2, Class 1A,
0.610%, 11/06/2017 (P)	10,404,363	10,407,588
Series 2010-R1, Class 1A,
0.691%, 10/07/2020 (P)	3,746,135	3,753,740
Residential Accredit Loans, Inc.
Series 2007-QO2, Class A1,
0.395%, 02/25/2047 (P)	694,863	308,241
Series 2006-QO6, Class A1,
0.425%, 06/25/2046 (P)	2,880,960	973,476
Series 2007-QH4, Class A2,
0.475%, 05/25/2037 (P)	960,412	203,703
Series 2006-QA2, Class 2A1,
5.714%, 02/25/2036 (P)	858,746	427,569
Residential Asset Securitization Trust
Series 2006-R1, Class A2,
0.645%, 01/25/2046 (P)	730,643	305,653
Series 2005-A15, Class 5A1,
5.750%, 02/25/2036	457,940	332,412
Residential Funding Mortgage
Securities I, Series 2005-SA4,
Class 1A21
3.134%, 09/25/2035 (P)	201,369	139,911
Sequoia Mortgage Trust
Series 5, Class A,
0.593%, 10/19/2026 (P)	39,217	35,887
Series 2003-4, Class 2A1,
0.594%, 07/20/2033 (P)	262,918	231,947
Structured Adjustable Rate
Mortgage Loan Trust
Series 2005-18, Class 6A1,
2.729%, 09/25/2035 (P)	463,987	361,028
Series 2004-1, Class 4A1,
2.740%, 02/25/2034 (P)	200,798	194,131
Series 2004-12, Class 7A1,
2.751%, 09/25/2034 (P)	527,605	506,078
Series 2004-4, Class 3A2,
2.818%, 04/25/2034 (P)	476,152	421,489
Structured Asset
Mortgage Investments, Inc.
Series 2006-AR5, Class 1A1,
0.455%, 05/25/2046 (P)	774,317	357,270
Series 2004-AR3, Class 1A2,
0.823%, 07/19/2034 (P)	115,391	105,617
Thornburg Mortgage Securities Trust
Series 2007-3, Class 2A1,
0.465%, 06/25/2047 (P)	340,517	339,632
Series 2007-3, Class 3A1,
0.465%, 06/25/2047 (P)	878,996	876,535
Series 2007-3, Class 4A1,
0.465%, 06/25/2047 (P)	904,139	901,879
Series 2007-2, Class A1,
1.495%, 06/25/2037 (P)	1,217,444	1,014,741
Series 2003-5, Class 1A,
3.013%, 10/25/2043 (P)	1,175,672	1,058,108
Series 2007-2, Class A2A,
5.750%, 06/25/2037 (P)	1,342,327	1,182,457

The accompanying notes are an integral part of the financial statements.

37

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)

	Shares or Principal Amount		Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
United States (continued)
Thornburg Mortgage Securities Trust (continued)
Series 2007-2, Class A3A,
5.750%, 06/25/2037 (P)		$2,819,529	$2,780,904
Wachovia Bank Commercial
Mortgage Trust, Series 2006-C28,
Class A4
5.572%, 10/15/2048		192,000	212,902
WaMu Mortgage Pass-
Through Certificates
Series 2005-AR6, Class 2A1A,
0.475%, 04/25/2045 (P)		144,052	115,904
Series 2005-AR15, Class A1A1,
0.505%, 11/25/2045 (P)		271,836	214,778
Series 2005-AR2, Class 2A1A,
0.555%, 01/25/2045 (P)		69,365	57,643
Series 2006-AR19, Class 1A,
0.898%, 01/25/2047 (P)		752,484	440,731
Series 2006-AR9, Class 1A,
1.158%, 08/25/2046 (P)		525,996	336,953
Series 2002-AR17, Class 1A,
1.347%, 11/25/2042 (P)		404,879	347,792
Series 2002-AR2, Class A,
2.390%, 02/27/2034 (P)		87,749	87,117
Series 2003-AR5, Class A7,
2.453%, 06/25/2033 (P)		135,644	136,335
Series 2003-AR9, Class 1A6,
2.455%, 09/25/2033 (P)		616,959	619,239
Washington Mutual Alternative Mortgage
Pass-Through Certificates,
Series 2006-AR5, Class 3A
1.092%, 07/25/2046 (P)		496,523	186,345
Wells Fargo Mortgage Backed
Securities Trust, Series 2005-AR11,
Class 1A1
2.628%, 06/25/2035 (P)		2,538,857	2,534,036

			88,121,013

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $150,765,821)			$138,675,184

ASSET BACKED SECURITIES - 2.6%
Cayman Islands - 0.6%
Commercial Industrial Finance Corp.,
Series 2007-1A, Class A1l
0.726%, 05/10/2021 (P) (S)		2,100,000	1,984,584
Duane Street CLO, Series 2005-1A,
Class A2 0.716%, 11/08/2017 (P) (S)		1,032,666	1,010,619
First CLO, Ltd., Series 2004-2a1,
Class A2 0.778%, 12/14/2016 (P) (S)		113,056	112,368
Landmark CDO, Ltd., Series 2005-1A,
Class A1L 0.767%, 06/01/2017 (P) (S)		1,392,390	1,370,755
Pacifica CDO, Ltd., Series 2004-4X,
Class A1l 0.817%, 02/15/2017 (P)		788,606	780,565

			5,258,891
Ireland - 0.7%
Aquilae CLO PLC, Series 2006-1X,
Class A 1.754%, 01/17/2023 (P)	EUR	3,596,683	4,355,489
Magnolia Funding, Ltd., Series 2010-1A,
Class A1 1.314%, 04/11/2021 (S)		1,673,071	1,993,706

			6,349,195
Luxembourg - 0.1%
Penta CLO SA, Series 2007-1X, Class A1
1.166%, 06/04/2024 (P)	EUR	968,307	1,134,293

			1,134,293
Netherlands - 0.6%
Globaldrive BV, Series 2011-AA, Class A
1.131%, 04/20/2019 (P) (S)		1,919,417	2,433,737
Grosvenor Place CLO BV
Series I-X, Class A1,
0.991%, 07/20/2021 (P)		889,626	1,059,217
Series I-X, Class A2,
1.273%, 07/20/2021 (P)	GBP	1,581,556	2,329,156

			5,822,110
United States - 0.6%
Access Group, Series 2008-1, Class A
1.766%, 10/27/2025 (P)		$1,668,941	1,679,187
Aegis Asset Backed Securities Trust,
Series 2005-4, Class 1A4
0.615%, 10/25/2035 (P)		3,006,316	2,555,270
Amortizing Residential Collateral Trust,
Series 2002-BC4, Class A
0.825%, 07/25/2032 (P)		6,344	5,108
Amresco Residential Securities,
Series 1999-1, Class A
1.185%, 06/25/2029 (P)		27,650	22,195
First Alliance Mortgage Loan,
Series 1997-4, Class A3
0.474%, 12/20/2027 (P)		23,618	16,848
GSRPM Mortgage Loan Trust,
Series 2003-1, Class A2
0.945%, 01/25/2032 (P)		17,270	17,141
Home Equity Asset Trust, Series 2002-1,
Class A4 0.845%, 11/25/2032 (P)		1,283	918
Residential Asset Mortgage Products, Inc.,
Series 2002-RS3
0.805%, 06/25/2032 (P)		13,177	10,618
Residential Asset Securities Corp.,
Series 2002-KS4, Class AIIB
0.745%, 07/25/2032 (P)		34,315	20,932
Securitized Asset Backed
Receivables LLC Trust,
Series 2007-NC1, Class A2A
0.295%, 12/25/2036 (P)		68,029	31,304
Small Business Administration
Participation Certificates,
Series 2000-20K, Class 1
7.220%, 11/01/2020		53,891	60,798
The Plymouth Rock CLO, Ltd.,
Series 2010-1A, Class A
1.966%, 02/16/2019 (P) (S)		1,140,486	1,136,468
United States Small Business
Administration, Series 2004-10A,
Class 1 4.120%, 03/10/2014		278,864	288,922

			5,845,709

TOTAL ASSET BACKED SECURITIES (Cost $25,071,871)			$24,410,198

TERM LOANS (M) - 0.6%
Germany - 0.3%
Kabel Deutschland Holding AG
4.376%, 12/13/2016	EUR	2,200,000	2,793,272

			2,793,272

The accompanying notes are an integral part of the financial statements.

38

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)

	Shares or Principal Amount	Value

TERM LOANS (M) (continued)
United States - 0.3%
Springleaf Finance Funding Company
5.500%, 05/10/2017	$3,500,000	$3,289,374

TOTAL TERM LOANS (Cost $6,389,472)		$6,082,646

PREFERRED SECURITIES - 0.2%
United States - 0.2%
DG Funding Trust, 1.036% (S)	236	$2,036,574
SLM Corp., 3.754%	9,800	220,304

		2,256,878

TOTAL PREFERRED SECURITIES (Cost $2,611,850)		$2,256,878

OPTIONS PURCHASED - 0.0%
Call Options - 0.0%
Over the Counter Call on the USD vs.
JPY (Expiration Date: 07/03/2012;
Strike Price: $88.25; Counterparty:
Citibank NA). (I)	$60,000,000	$60
Over the Counter Call on the USD vs.
JPY (Expiration Date: 07/27/2012;
Strike Price: $90.00; Counterparty:
Morgan Stanley Capital Group, Inc.) (I)	100,000,000	37,900

		37,960
Put Options - 0.0%
Over the Counter Put on Federal National
Mortgage Association, 4.500%
(Expiration Date: 09/06/2012; Strike
Price: $98.24; Counterparty: Royal
Bank of Scotland PLC) (I)	99,000,000	1

		1

TOTAL OPTIONS PURCHASED (Cost $27,602)		$37,961

ESCROW SHARES - 0.3%
Diversified Banks - 0.3%
Lehman Brothers Holdings, Inc.
5.460%, 12/30/2016 (I)	4,100,000	922,500
Lehman Brothers Holdings, Inc.
5.625%, 01/24/2013 (I)	4,500,000	1,029,375
Lehman Brothers Holdings, Inc.
6.875%, 05/02/2018 (I)	2,100,000	488,250

		2,440,125

TOTAL ESCROW SHARES (Cost $2,560,500)		$2,440,125

SHORT-TERM INVESTMENTS - 12.9%
U.S. Government - 1.4%
U.S. Treasury Bill
0.080%, 08/02/2012 (D) *	$190,000	$189,986
0.125%, 10/18/2012 *	101,000	100,962
0.133%, 08/23/2012 *	187,000	186,964
0.135%, 09/06/2012 (D) *	290,000	289,927
0.140%, 11/15/2012 (D) *	1,755,000	1,754,065
0.145%, 09/27/2012 (F) *	1,904,000	1,903,327
0.145%, 09/13/2012 (D) *	2,148,000	2,147,360
0.163%, 04/04/2013 *	1,192,000	1,190,510
0.165%, 05/02/2013 *	1,820,000	1,817,456
0.166%, 05/02/2013*	500,000	499,299
0.166%, 05/02/2013*	1,530,000	1,527,848
0.168%, 05/02/2013*	250,000	249,645
0.168%, 05/30/2013*	895,000	893,609
0.172%, 05/30/2013 *	410,000	409,348

		13,160,306
U.S. Government & Agency
Obligations - 0.2%
Federal Home Loan Mortgage Corp.
Discount Notes
0.160%,01/22/2013*	1,200,000	1,198,907
U.S. Treasury Bill
0.138%, 11/23/2012 (D) *	750,000	749,582

		1,948,489
Foreign Government - 9.5%
Mexico Treasury Bill
4.290%, 09/20/2012*	2,490,000,000	18,479,053
4.360%, 10/18/2012 *	970,000,000	7,173,508
4.440%, 09/20/2012*	1,390,000,000	10,315,616
4.450%, 10/04/2012 *	1,200,000,000	8,890,095
4.500%, 09/20/2012 *	403,000,000	2,990,786
5.223%, 08/23/2012 *	1,300,000,000	9,680,248
5.729%, 08/09/2012 *	4,460,000,000	33,269,205

		90,798,511
Repurchase Agreement - 1.8%
Repurchase Agreement with Barclays PLC
dated 06/29/2012 at 0.160% to be
repurchased at $4,400,059 on
07/02/2012, collateralized by
$1,630,000 U.S. Treasury Notes,
4.500% due 08/15/2039 (valued at
$2,269,473, including interest) and by
$1,742,000 U.S. Treasury Inflation
Indexed Notes, 1.625% due 01/15/2015
(valued at $2,254,557,
including interest)	4,400,000	4,400,000
Repurchase Agreement with Citigroup
dated 06/29/2012 at 0.020% to be
repurchased at $5,500,092 on
07/02/2012, collateralized by
$5,620,000 U.S. Treasury Notes,
0.250% due 03/31/2014 (valued at
$5,618,186, including interest)	5,500,000	5,500,000
Repurchase Agreement with JPMorgan
Chase & Company dated 06/29/2012 at
0.020% to be repurchased at $7,600,127
on 07/02/2012, collateralized by
$7,770,200 U.S. Treasury Bills, 0.250%
due 09/15/2014 (valued at $7,763,047,
including interest)	7,600,000	7,600,000
Repurchase Agreement with State
Street Corp. dated 06/29/2012 at
0.010% to be repurchased at $400,000
on 07/02/2012, collateralized by
$410,000 U.S. Treasury Bills, 0.010%
due 06/27/2013 (valued at $409,180,
including interest)	400,000	400,000

		17,900,000

TOTAL SHORT-TERM INVESTMENTS (Cost $127,384,590)		$123,807,306

Total Investments (Global Bond Trust)
(Cost $1,243,580,087) - 128.4%		$1,230,591,727
Other assets and liabilities, net - (28.4%)		(272,279,331)

TOTAL NET ASSETS - 100.0%		$958,312,396

The accompanying notes are an integral part of the financial statements.

39

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

High Yield Trust

	Shares or Principal Amount		Value

FOREIGN GOVERNMENT
OBLIGATIONS - 2.8%
Argentina - 0.9%
Republic of Argentina
7.000%, 10/03/2015		$1,181,000	914,094
7.820%, 12/31/2033 (P)	EUR	176,575	118,431
8.750%, 06/02/2017		$1,176,830	1,012,074
12/15/2035 (I)	EUR	1,880,851	212,791

			2,257,390
Brazil - 0.6%
Federative Republic of Brazil
10.000%, 01/01/2014 to 01/01/2017	BRL	2,772,000	1,414,473

			1,414,473
Indonesia - 0.7%
Republic of Indonesia
10.250%, 07/15/2022 to 07/15/2027	IDR	6,593,000,000	901,494
11.000%, 09/15/2025		4,629,000,000	677,636

			1,579,130
Venezuela - 0.6%
Republic of Venezuela
Zero Coupon 04/15/2020 (Z)		$346,000	101,205
5.750%, 02/26/2016		1,621,000	1,394,060

			1,495,265

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $7,108,300)			$6,746,258

CORPORATE BONDS - 82.2%
Consumer Discretionary - 16.6%
Affinity Gaming LLC
9.000%, 05/15/2018 (S)		610,000	610,000
American Greetings Corp.
7.375%, 12/01/2021		40,000	42,400
Bankrate, Inc.
11.750%, 07/15/2015		1,823,000	2,037,190
Bossier Casino Venture Holdco, Inc., PIK
14.000%, 02/09/2018 (S)		618,025	530,154
Boyd Gaming Corp.
9.000%, 07/01/2020 (S)		910,000	912,275
9.125%, 12/01/2018		140,000	144,200
Caesars Entertainment Operating
Company, Inc.
11.250%, 06/01/2017		1,000,000	1,091,250
Carmike Cinemas, Inc.
7.375%, 05/15/2019		250,000	258,750
Carrols Restaurant Group, Inc.
11.250%, 05/15/2018 (S)		470,000	493,500
CCM Merger, Inc.
9.125%, 05/01/2019 (S)		710,000	716,213
CCO Holdings LLC
6.500%, 04/30/2021		350,000	372,750
8.125%, 04/30/2020		340,000	379,100
Cengage Learning Acquisitions, Inc.
11.500%, 04/15/2020 (S)		890,000	921,150
Choice Hotels International, Inc.
5.750%, 07/01/2022		580,000	606,898
Chrysler Group LLC
8.250%, 06/15/2021		1,420,000	1,459,050
CSC Holdings LLC
6.750%, 11/15/2021 (S)		490,000	521,850
DISH DBS Corp.
5.875%, 07/15/2022 (S)		400,000	404,000
6.750%, 06/01/2021		10,000	10,800
Downstream Development Authority of the
Quapaw Tribe of Oklahoma
10.500%, 07/01/2019 (S)		640,000	660,800
Edcon Proprietary, Ltd.
9.500%, 03/01/2018 (S)		1,110,000	1,021,200
Empire Today LLC
11.375%, 02/01/2017 (S)		370,000	374,625
Entercom Radio LLC
10.500%, 12/01/2019		180,000	193,500
Fontainebleau Las Vegas Holdings LLC
10.250%, 06/15/2015 (H)(S)		3,620,000	2,263
General Motors Financial Company, Inc.
6.750%, 06/01/2018		630,000	689,006
Good Sam Enterprises LLC
11.500%, 12/01/2016		740,000	770,525
Gymboree Corp.
9.125%, 12/01/2018		1,120,000	1,038,800
Harrah’s Operating Company, Inc.
10.000%, 12/15/2015		130,000	114,400
10.750%, 02/01/2016		560,000	442,400
HOA Restaurant Group LLC
11.250%, 04/01/2017 (S)		720,000	666,900
Inn of The Mountain Gods Resort &
Casino
8.750%, 11/30/2020 (S)		330,000	318,450
Jaguar Holding Company II
9.500%, 12/01/2019 (S)		270,000	295,313
Landry’s, Inc.
9.375%, 05/01/2020 (S)		630,000	640,238
LBI Media, Inc.
9.250%, 04/15/2019 (S)		780,000	663,000
Mastro’s Restaurants LLC
12.000%, 06/01/2017 (S)		600,000	600,000
MGM Resorts International
10.375%, 05/15/2014		420,000	473,550
Mohegan Tribal Gaming Authority
10.500%, 12/15/2016 (S)		2,600,000	2,262,000
Monitronics International, Inc.
9.125%, 04/01/2020 (S)		1,350,000	1,296,000
Nara Cable Funding, Ltd.
8.875%, 12/01/2018 (S)		1,150,000	989,000
NCL Corp., Ltd.
9.500%, 11/15/2018		2,000,000	2,170,000
11.750%, 11/15/2016		900,000	1,032,750
NetFlix, Inc.
8.500%, 11/15/2017		672,000	707,280
Nielsen Finance LLC
11.500%, 05/01/2016		810,000	921,375
Ono Finance II PLC
10.875%, 07/15/2019 (S)		840,000	651,000
Oxford Industries, Inc.
11.375%, 07/15/2015		615,000	651,137
Pinnacle Entertainment, Inc.
8.750%, 05/15/2020		10,000	10,950
Rivers Pittsburgh Borrower LP
9.500%, 06/15/2019 (S)		180,000	186,975
Service Corp. International
7.500%, 04/01/2027		350,000	358,750
Seven Seas Cruises S de RL LLC
9.125%, 05/15/2019		1,280,000	1,321,600
Simmons Foods, Inc.
10.500%, 11/01/2017 (S)		1,260,000	1,184,400
Snoqualmie Entertainment Authority
4.532%, 02/01/2014 (P)(S)		240,000	231,600
9.125%, 02/01/2015 (S)		585,000	587,194

The accompanying notes are an integral part of the financial statements.

40

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

High Yield Trust (continued)

	Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Sotheby’s
7.750%, 06/15/2015	$790,000	$865,050
Spencer Spirit Holdings, Inc.
11.000%, 05/01/2017 (S)	460,000	476,100
Station Casinos, Inc.
6.500%, 02/01/2014 (H)	2,340,000	0
6.625%, 03/15/2018 (H)	2,257,000	0
Stewart Enterprises, Inc.
6.500%, 04/15/2019	220,000	226,600
The Bon-Ton Department Stores, Inc.
10.250%, 03/15/2014	260,000	219,700
The Neiman Marcus Group, Inc.
7.125%, 06/01/2028	604,000	558,700
The ServiceMaster Company
8.000%, 02/15/2020	370,000	402,838
Univision Communications, Inc.
6.875%, 05/15/2019 (S)	1,480,000	1,524,400
Virgin Media Finance PLC
9.500%, 08/15/2016	265,000	295,475

		39,607,374
Consumer Staples - 3.5%
Alliance One International, Inc.
10.000%, 07/15/2016	990,000	992,475
Ceridian Corp.
8.875%, 07/15/2019 (S)	320,000	328,800
DJO Finance LLC
10.875%, 11/15/2014	440,000	454,300
Harmony Foods Corp.
10.000%, 05/01/2016 (S)	330,000	342,375
Hypermarcas SA
6.500%, 04/20/2021 (S)	1,350,000	1,296,000
NES Rentals Holdings, Inc.
12.250%, 04/15/2015 (S)	780,000	756,600
Post Holdings, Inc.
7.375%, 02/15/2022 (S)	780,000	822,900
Prestige Brands Inc
8.125%, 02/01/2020 (S)	10,000	10,975
Reynolds Group Issuer, Inc.
9.875%, 08/15/2019 (S)	1,130,000	1,172,375
Viskase Companies, Inc.
9.875%, 01/15/2018 (S)	2,190,000	2,277,600

		8,454,400
Energy - 18.8%
Adaro Indonesia PT
7.625%, 10/22/2019 (S)	730,000	773,800
Arch Coal, Inc.
7.000%, 06/15/2019	470,000	397,150
8.750%, 08/01/2016	550,000	525,250
Astoria Depositor Corp., Series B
8.144%, 05/01/2021 (S)	1,460,000	1,284,800
Atwood Oceanics, Inc.
6.500%, 02/01/2020	450,000	470,250
Berry Petroleum Company
6.375%, 09/15/2022	330,000	340,725
Calumet Specialty Products Partners LP
9.375%, 05/01/2019	620,000	621,550
9.625%, 08/01/2020 (S)	380,000	385,700
Chesapeake Energy Corp.
9.500%, 02/15/2015	1,090,000	1,174,475
Chesapeake Midstream Partners LP
6.125%, 07/15/2022	800,000	784,000
Chesapeake Oilfield Operating LLC
6.625%, 11/15/2019 (S)	700,000	630,000
Cie Generale de Geophysique-Veritas
6.500%, 06/01/2021	200,000	200,000
9.500%, 05/15/2016	490,000	535,325
Coffeyville Resources LLC
9.000%, 04/01/2015 (S)	540,000	575,100
Comstock Resources, Inc.
9.500%, 06/15/2020	540,000	531,900
Concho Resources, Inc.
5.500%, 10/01/2022	540,000	534,600
7.000%, 01/15/2021	200,000	214,000
Continental Resources, Inc.
5.000%, 09/15/2022 (S)	650,000	659,750
Corral Petroleum Holdings AB, PIK
15.000%, 12/31/2017 (S)	1,431,282	1,134,220
Crosstex Energy LP
7.125%, 06/01/2022 (S)	330,000	325,050
8.875%, 02/15/2018	750,000	792,188
Encore Acquisition Company
9.500%, 05/01/2016	1,000,000	1,092,500
Energy Future Intermediate
Holding Company LLC
10.000%, 12/01/2020	893,000	971,138
11.750%, 03/01/2022 (S)	1,430,000	1,462,175
Energy Transfer Equity LP
7.500%, 10/15/2020	750,000	823,125
Enterprise Products Operating LLC
(7.034% to 01/15/2018, then higher of
7.034% or 3 month LIBOR + 2.680%)
01/15/2068	1,205,000	1,289,350
EXCO Resources, Inc.
7.500%, 09/15/2018	1,410,000	1,219,650
First Wind Capital LLC
10.250%, 06/01/2018 (S)	950,000	950,000
Gulfmark Offshore, Inc.
6.375%, 03/15/2022 (S)	330,000	333,300
Halcon Resources Corp.
9.750%, 07/15/2020 (S)	760,000	749,710
Hercules Offshore, Inc.
10.500%, 10/15/2017 (S)	2,065,000	2,065,000
Key Energy Services, Inc.
6.750%, 03/01/2021 (S)	200,000	194,000
6.750%, 03/01/2021	580,000	565,500
Kodiak Oil & Gas Corp.
8.125%, 12/01/2019 (S)	790,000	813,700
Magnum Hunter Resources Corp.
9.750%, 05/15/2020 (S)	280,000	271,600
MarkWest Energy Partners LP
6.500%, 08/15/2021	810,000	844,425
6.750%, 11/01/2020	440,000	467,500
MEG Energy Corp.
6.500%, 03/15/2021 (S)	450,000	459,563
Milagro Oil & Gas, Inc.
10.500%, 05/15/2016	810,000	615,600
Offshore Group Investments, Ltd.
11.500%, 08/01/2015 (S)	220,000	238,700
11.500%, 08/01/2015	830,000	900,550
Oil States International, Inc.
6.500%, 06/01/2019	560,000	582,400
Overseas Shipholding Group, Inc.
8.125%, 03/30/2018	1,560,000	1,056,900
Pan American Energy LLC
7.875%, 05/07/2021	1,290,000	1,096,500
Parker Drilling Company
9.125%, 04/01/2018	140,000	148,050
9.125%, 04/01/2018 (S)	490,000	518,175

The accompanying notes are an integral part of the financial statements.

41

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

High Yield Trust (continued)

	Shares or Principal Amount		Value

CORPORATE BONDS (continued)
Energy (continued)
Peabody Energy Corp.
6.000%, 11/15/2018 (S)		$410,000	$407,950
7.875%, 11/01/2026		350,000	357,875
Petrobras International Finance Company
6.750%, 01/27/2041		80,000	93,955
Petroleum Geo-Services ASA
7.375%, 12/15/2018 (S)		360,000	369,900
Petroplus Finance, Ltd.
6.750%, 05/01/2014 (H)(S)		710,000	81,650
Pioneer Drilling Company
9.875%, 03/15/2018 (S)		110,000	115,500
Plains Exploration & Production Company
6.125%, 06/15/2019		320,000	321,600
6.750%, 02/01/2022		560,000	571,200
8.625%, 10/15/2019		280,000	309,050
QEP Resources, Inc.
5.375%, 10/01/2022		400,000	401,000
Quicksilver Resources, Inc.
11.750%, 01/01/2016		2,100,000	2,044,875
Range Resources Corp.
5.000%, 08/15/2022		520,000	513,500
Regency Energy Partners LP
6.500%, 07/15/2021		160,000	168,000
6.875%, 12/01/2018		500,000	526,250
Samson Investment Company
9.750%, 02/15/2020 (S)		1,250,000	1,243,750
SandRidge Energy, Inc.
7.500%, 03/15/2021		270,000	266,625
SESI LLC
7.125%, 12/15/2021 (S)		740,000	804,750
SM Energy Company
6.500%, 01/01/2023 (S)		1,180,000	1,199,175
Targa Resources Partners LP
6.375%, 08/01/2022 (S)		530,000	528,675
Teekay Corp.
8.500%, 01/15/2020		400,000	406,000
Westmoreland Coal Company
10.750%, 02/01/2018 (S)		500,000	446,250
Whiting Petroleum Corp.
6.500%, 10/01/2018		250,000	266,250
Xinergy Corp.
9.250%, 05/15/2019 (S)		1,300,000	858,000

			44,920,724
Financials - 6.5%
Ally Financial, Inc.
4.625%, 06/26/2015		550,000	553,483
5.500%, 02/15/2017		220,000	223,553
8.000%, 03/15/2020		570,000	655,500
Ashton Woods USA LLC
11.000%, 06/30/2015 (S)		583,400	535,270
Bank of America Corp.
6.500%, 08/01/2016		1,490,000	1,636,808
Barclays Bank PLC
10.179%, 06/12/2021 (S)		880,000	1,038,180
Credit Agricole SA (8.375% to
10/13/2019, then 3 month
LIBOR + 6.982%)
10/13/2019 (Q)(S)		460,000	378,350
General Electric Capital Corp. (7.125%
until 06/15/2022, then 3 month
LIBOR + 5.296%)
06/15/2022 (Q)		800,000	845,168
GMAC International Finance BV
7.500%, 04/21/2015	EUR	530,000	699,220
ICICI Bank, Ltd. (6.375% to 04/30/2017,
then 6 month LIBOR + 2.280%)
04/30/2022 (S)		$334,000	297,260
04/30/2022		277,000	246,530
International Lease Finance Corp.
8.250%, 12/15/2020		1,260,000	1,443,815
8.625%, 01/15/2022		1,000,000	1,158,848
Intesa Sanpaolo SpA
3.625%, 08/12/2015 (S)		1,180,000	1,062,091
Liberty Mutual Group, Inc.
7.800%, 03/15/2037 (S)		430,000	434,300
Omega Healthcare Investors, Inc.
5.875%, 03/15/2024 (S)		370,000	370,000
Rabobank Nederland NV (11.000% to
06/30/2019, then 3 month
LIBOR + 10.868%)
06/30/2019 (Q)(S)		1,070,000	1,346,060
Royal Bank of Scotland Group PLC
5.000%, 10/01/2014		610,000	612,374
Royal Bank of Scotland Group PLC
(7.648% to 09/30/2031, then 3 month
LIBOR + 2.500%)
09/30/2031 (Q)		720,000	576,000
Societe Generale SA (3 month
LIBOR + 0.750% to 04/05/2017, then
3 month LIBOR + 1.750%)
04/05/2017 (Q)(S)		930,000	418,733
Taylor Morrison Communities, Inc.
7.750%, 04/15/2020 (S)		650,000	679,250
Wok Acquisition Corp.
10.250%, 06/30/2020 (S)		280,000	286,300

			15,497,093
Health Care - 3.7%
Acadia Healthcare Company, Inc.
12.875%, 11/01/2018		600,000	684,000
American Renal Associates Holdings, Inc.,
PIK
9.750%, 03/01/2016		337,081	358,149
American Renal Holdings Company, Inc.
8.375%, 05/15/2018		230,000	243,225
AMERIGROUP Corp.
7.500%, 11/15/2019		350,000	376,250
CRC Health Corp.
10.750%, 02/01/2016		1,780,000	1,566,400
ExamWorks Group, Inc.
9.000%, 07/15/2019		470,000	483,513
Fresenius Medical Care US Finance II, Inc.
5.875%, 01/31/2022 (S)		260,000	270,725
6.500%, 09/15/2018 (S)		420,000	456,750
HCA, Inc.
7.250%, 09/15/2020		310,000	341,000
7.875%, 02/15/2020		710,000	788,100
8.500%, 04/15/2019		490,000	548,800
INC Research LLC
11.500%, 07/15/2019 (S)		350,000	339,500
InVentiv Health, Inc.
10.000%, 08/15/2018 (S)		690,000	593,400
Physiotherapy Associates Holdings, Inc.
11.875%, 05/01/2019 (S)		210,000	212,625
Tenet Healthcare Corp.
6.250%, 11/01/2018		760,000	801,800
6.875%, 11/15/2031		230,000	194,925
10.000%, 05/01/2018		230,000	263,350

The accompanying notes are an integral part of the financial statements.

42

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

High Yield Trust (continued)

	Shares or Principal Amount		Value

CORPORATE BONDS (continued)
Health Care (continued)
Vanguard Health Holding Company II LLC
8.000%, 02/01/2018		$210,000	$214,725

			8,737,237
Industrials - 10.7%
Aguila 3 SA
7.875%, 01/31/2018 (S)		390,000	401,700
American Airlines 2011-1 Class B Pass
Through Trust
7.000%, 01/31/2018 (S)		409,346	405,253
American Reprographics Company
10.500%, 12/15/2016		1,020,000	1,025,100
Ardagh Packaging Finance PLC
7.375%, 10/15/2017 (S)	EUR	290,000	385,345
9.125%, 10/15/2020 (S)		$220,000	231,000
Ashtead Capital, Inc.
6.500%, 07/15/2022 (S)		670,000	670,000
Beverage Packaging Holdings
Luxembourg II SA
9.500%, 06/15/2017 (S)	EUR	960,000	1,129,838
Cenveo Corp.
8.875%, 02/01/2018		$440,000	393,800
CMA CGM SA
8.500%, 04/15/2017 (S)		1,330,000	731,500
Continental Airlines 2001-1 Class B Pass
Through Trust
7.373%, 12/15/2015		199,443	202,934
Continental Airlines 2007-1 Class C Pass
Through Trust
7.339%, 04/19/2014		1,409,011	1,423,102
Delta Air Lines 2007-1 Class A Pass
Through Trust
6.821%, 08/10/2022		747,593	803,662
Delta Air Lines 2009-1 Series B Pass
Through Trust
9.750%, 12/17/2016		533,425	568,097
Delta Air Lines 2012-1 Class B Pass
Through Trust
6.875%, 05/07/2019 (S)		490,000	494,900
Delta Air Lines, Inc.
9.500%, 09/15/2014 (S)		120,000	126,750
Dematic SA
8.750%, 05/01/2016 (S)		1,330,000	1,393,175
Ducommun, Inc.
9.750%, 07/15/2018		480,000	505,200
Florida East Coast Holdings Corp., PIK
10.500%, 08/01/2017		1,933,746	1,643,684
Hapag-Lloyd AG
9.750%, 10/15/2017 (S)		1,060,000	964,600
Hertz Holdings Netherlands BV
8.500%, 07/31/2015 (S)	EUR	360,000	489,293
Horizon Lines LLC
11.000%, 10/15/2016 (S)		$473,000	462,358
Horizon Lines LLC, PIK
13.000%, 10/15/2016		679,875	639,083
JM Huber Corp.
9.875%, 11/01/2019 (S)		410,000	440,750
Kansas City Southern de Mexico SA
de CV
8.000%, 02/01/2018		90,000	100,242
Kratos Defense & Security Solutions, Inc.
10.000%, 06/01/2017		1,360,000	1,465,400
Navios Maritime Acquisition Corp.
8.625%, 11/01/2017		1,170,000	1,088,100
Rearden G Holdings EINS GmbH
7.875%, 03/30/2020 (S)		932,000	983,260
Syncreon Global Ireland, Ltd.
9.500%, 05/01/2018 (S)		1,560,000	1,552,200
TransUnion Holding Company, Inc., PIK
9.625%, 06/15/2018 (S)		690,000	745,200
Triumph Group, Inc.
8.625%, 07/15/2018		450,000	499,500
UR Merger Sub Corp.
7.625%, 04/15/2022 (S)		1,462,000	1,531,445
10.875%, 06/15/2016		290,000	325,888
Wyle Services Corp.
10.500%, 04/01/2018 (S)		1,585,000	1,691,988

			25,514,347
Information Technology - 1.5%
First Data Corp.
9.875%, 09/24/2015		100,000	101,250
11.250%, 03/31/2016		660,000	622,050
12.625%, 01/15/2021		920,000	921,150
First Data Corp., PIK
10.550%, 09/24/2015		571,837	584,703
NXP BV
9.750%, 08/01/2018 (S)		870,000	991,800
Zayo Group LLC
8.125%, 01/01/2020 (S)		480,000	501,600

			3,722,553
Materials - 7.4%
Appleton Papers, Inc.
10.500%, 06/15/2015 (S)		750,000	802,500
11.250%, 12/15/2015		1,375,000	1,467,813
Building Materials Corp. of America
6.750%, 05/01/2021 (S)		870,000	930,900
6.875%, 08/15/2018 (S)		220,000	233,750
7.000%, 02/15/2020 (S)		80,000	86,200
Evraz Group SA
6.750%, 04/27/2018 (S)		1,200,000	1,141,560
9.500%, 04/24/2018		100,000	107,400
FMG Resources August 2006 Pty, Ltd.
6.375%, 02/01/2016 (S)		160,000	162,000
7.000%, 11/01/2015 (S)		200,000	204,000
8.250%, 11/01/2019 (S)		1,170,000	1,240,200
Georgia Gulf Corp.
9.000%, 01/15/2017 (S)		870,000	970,050
Global Brass and Copper, Inc.
9.500%, 06/01/2019 (S)		570,000	571,425
Kerling PLC 10.625%, 02/01/2017 (S)	EUR	553,000	615,843
LyondellBasell Industries NV
6.000%, 11/15/2021 (S)		$1,280,000	1,404,800
Midwest Vanadium Pty, Ltd.
11.500%, 02/15/2018 (S)		2,340,000	1,450,800
Mirabela Nickel, Ltd.
8.750%, 04/15/2018 (S)		450,000	308,250
Molycorp, Inc. 10.000%, 06/01/2020 (S)		770,000	762,300
PE Paper Escrow GmbH
12.000%, 08/01/2014 (S)		380,000	405,650
Ryerson Holding Corp. Zero
Coupon 02/01/2015 (Z)		1,270,000	660,400
Sappi Papier Holding GmbH
6.625%, 04/15/2021 (S)		90,000	85,050
8.375%, 06/15/2019 (S)		1,040,000	1,041,300
Thompson Creek Metals Company, Inc.
7.375%, 06/01/2018		620,000	497,550
12.500%, 05/01/2019		320,000	315,907

The accompanying notes are an integral part of the financial statements.

43

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

High Yield Trust (continued)

	Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Materials (continued)
Vedanta Resources PLC
6.750%, 06/07/2016 (S)	$710,000	$668,252
8.750%, 01/15/2014 (S)	570,000	589,266
Verso Paper Holdings LLC
11.375%, 08/01/2016	193,000	90,710
11.750%, 01/15/2019 (S)	897,000	834,220

		17,648,096
Telecommunication Services - 8.9%
Axtel SAB de CV
7.625%, 02/01/2017 (S)	1,160,000	759,800
9.000%, 09/22/2019	98,000	64,680
Cincinnati Bell Telephone Company LLC
6.300%, 12/01/2028	810,000	666,225
Clear Channel Worldwide Holdings, Inc.
7.625%, 03/15/2020 (S)	540,000	526,450
Cogent Communications Group, Inc.
8.375%, 02/15/2018 (S)	850,000	907,375
Cricket Communications, Inc.
7.750%, 05/15/2016	940,000	997,575
Intelsat Jackson Holdings SA
7.250%, 04/01/2019	720,000	756,000
7.250%, 10/15/2020 (S)	1,520,000	1,596,000
Level 3 Financing, Inc.
8.625%, 07/15/2020	740,000	777,000
MetroPCS Wireless, Inc.
6.625%, 11/15/2020	290,000	285,650
7.875%, 09/01/2018	620,000	643,250
Sprint Capital Corp.
6.875%, 11/15/2028	770,000	619,850
8.750%, 03/15/2032	1,945,000	1,769,950
Sprint Nextel Corp.
6.000%, 12/01/2016	280,000	268,100
9.000%, 11/15/2018 (S)	1,720,000	1,922,100
TW Telecom Holdings, Inc.
8.000%, 03/01/2018	640,000	697,600
UPC Holding BV
9.875%, 04/15/2018 (S)	210,000	229,950
UPCB Finance III, Ltd.
6.625%, 07/01/2020 (S)	600,000	609,000
UPCB Finance V, Ltd.
7.250%, 11/15/2021 (S)	290,000	303,050
UPCB Finance VI, Ltd.
6.875%, 01/15/2022 (S)	980,000	999,600
Vimpel Communications
8.250%, 05/23/2016	1,247,000	1,301,394
VimpelCom Holdings BV
7.504%, 03/01/2022 (S)	460,000	432,142
West Corp.
7.875%, 01/15/2019	320,000	334,400
8.625%, 10/01/2018	390,000	413,400
11.000%, 10/15/2016	295,000	311,225
Wind Acquisition Holdings Finance SA,
PIK
12.250%, 07/15/2017 (S)	2,556,295	1,751,062
Windstream Corp.
7.500%, 06/01/2022 to 04/01/2023	1,230,000	1,263,950

		21,206,778
Utilities - 4.6%
Atlantic Power Corp.
9.000%, 11/15/2018 (S)	580,000	593,050
Calpine Corp.
7.500%, 02/15/2021 (S)	650,000	702,000
Foresight Energy LLC
9.625%, 08/15/2017 (S)	890,000	891,113
GenOn Americas Generation LLC
9.125%, 05/01/2031	190,000	169,100
GenOn REMA LLC
9.681%, 07/02/2026	300,000	285,000
Midwest Generation LLC, Series B
8.560%, 01/02/2016	833,391	795,889
Mirant Mid Atlantic LLC
9.125%, 06/30/2017	599,125	617,099
10.060%, 12/30/2028	2,552,651	2,603,704
PPL Ironwood LLC
8.857%, 11/30/2025	710,498	818,849
Red Oak Power LLC
9.200%, 11/30/2029	1,030,000	1,102,100
Suburban Propane Partners LP
7.375%, 03/15/2020	599,000	622,960
Texas Competitive Electric Holdings
Company LLC, Series A
10.250%, 11/01/2015	1,500,000	386,250
The AES Corp.
7.750%, 10/15/2015	190,000	213,275
9.750%, 04/15/2016	990,000	1,173,150

		10,973,539

TOTAL CORPORATE BONDS (Cost $207,411,513)		$196,282,141

CAPITAL PREFERRED SECURITIES - 1.4%
Financials - 1.4%
ING Capital Funding Trust III
4.061%, 09/30/2012 (P)(Q)	220,000	182,880
Santander Finance Preferred SA
Unipersonal (10.500% until 09/29/2014,
then 3 month LIBOR + 7.673%)
09/29/2014 (Q)	2,490,000	2,421,620
ZFS Finance USA Trust II (6.450% to
06/15/2016, then 3 month
LIBOR + 2.000%)
12/15/2065 (S)	740,000	740,000

		3,344,500
Materials - 0.0%
Hercules, Inc.
6.500%, 06/30/2029	70,000	57,400

TOTAL CAPITAL PREFERRED
SECURITIES (Cost $3,791,297)		$3,401,900

CONVERTIBLE BONDS - 1.0%
Financials - 0.8%
Realogy Corp.
11.000%, 04/15/2018 (S)	2,440,000	1,952,000
Materials - 0.2%
Hercules, Inc.
6.500%, 06/30/2029	460,000	377,200

TOTAL CONVERTIBLE BONDS (Cost $2,419,808)		$2,329,200

TERM LOANS (M) - 2.5%
Consumer Discretionary - 0.6%
Stockbridge SBE Holdings LLC
13.000%, 05/02/2017	1,360,000	1,339,600
Energy - 0.8%
Chesapeake Energy Corp.
8.500%, 12/01/2017	1,950,000	1,931,415

The accompanying notes are an integral part of the financial statements.

44

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

High Yield Trust (continued)

	Shares or Principal Amount	Value

TERM LOANS (M) (continued)
Financials - 0.4%
Realogy Corp.
13.500%, 10/15/2017	$1,000,000	$1,024,167
Health Care - 0.1%
Immucor, Inc.
7.250%, 08/17/2018	307,675	309,598
Industrials - 0.1%
Trico Shipping AS
10.000%, 05/13/2014	176,630	175,747
Information Technology - 0.2%
SRA International, Inc.
6.500%, 07/20/2018	436,800	421,785
Telecommunication Services - 0.3%
Vodafone Group PLC
6.875%, 08/11/2015	703,120	710,151

TOTAL TERM LOANS (Cost $5,776,421)		$5,912,463

COMMON STOCKS - 3.8%
Consumer Discretionary - 1.8%
Bossier Casino Venture Holdco, Inc. (I)(S)	43,365	$86,730
Canadian Satellite Radio Holdings, Inc. (I)	389,667	1,339,588
Charter Communications, Inc., Class A (I)	38,833	2,752,095
Motors Liquidation
Company GUC Trust (I)	2	28
PB Investors II LLC (I)	127,402	1
Tropicana Entertainment LLC (I)	7,500	33,750
Vertis Holdings, Inc. (I)	69,391	0

		4,212,192
Financials - 0.7%
KCAD Holdings I, Ltd. (I)	165,553,563	1,754,868
Industrials - 0.9%
DeepOcean Group Holdings AS (I)	83,286	1,332,576
Horizon Lines, Inc. (I)(L)	373,764	702,676

		2,035,252
Materials - 0.4%
LyondellBasell Industries NV, Class A	26,131	1,052,295
Telecommunication Services - 0.0%
Maxcom Telecomunicaciones SAB
de CV, ADR (I)	13,302	17,293
Viatel Holdings Bermuda, Ltd. (I)	38	10
XO Holdings, Inc. (I)	5,320	0

		17,303

TOTAL COMMON STOCKS (Cost $10,373,888)		$9,071,910

PREFERRED SECURITIES - 2.7%
Financials - 2.7%
Citigroup Capital XII (8.500% to
03/30/2015, then
3 month LIBOR + 5.870%)	58,275	$1,460,372
Citigroup Capital XIII (7.875% to
10/30/2015, then
3 month LIBOR + 6.370%)	31,275	853,495
Citigroup, Inc., 7.500%	11,500	983,940
GMAC Capital Trust I (8.125% to
02/15/2016, then
3 month LIBOR + 5.785%)	130,600	3,140,930

		6,438,737

TOTAL PREFERRED SECURITIES (Cost $6,489,473)		$6,438,737

ESCROW CERTIFICATES - 0.0%
Consumer Discretionary - 0.0%
Adelphia Communications Corp.
7.750%, 01/15/2049 (I)	3,000,000	22,500
9.875%, 03/01/2049 (I)	2,050,000	15,375
10.250%, 11/01/2049 (I)	1,025,000	7,688
General Motors Company
7.200%, 01/15/2049 (I)	1,520,000	19,856
8.375%, 07/15/2049 (I)	2,005,000	26,191
SuperMedia, Inc.
8.000%, 11/15/2016 (I)	3,162,000	0

		91,610

TOTAL ESCROW CERTIFICATES (Cost $440,831)		$91,610

WARRANTS - 0.4%
Charter Communications, Inc., Class A
(Expiration Date: 11/30/2014; Strike
Price: $51.28) (I)	6,978	163,983
CMP Susquehanna Radio Holdings Corp.
(Expiration Date: 03/26/2019; Strike
Price: $0.01) (I)	58,949	388,096
Nortek, Inc. (Expiration Date: 12/17/2014;
Strike Price: $52.80) (I)	14,700	44,835
SemGroup Corp., Class A (Expiration
Date: 11/30/2014; Strike
Price $25.00) (I)	35,326	315,461

TOTAL WARRANTS (Cost $209,927)		$912,375

OPTIONS PURCHASED - 0.1%
Put Options - 0.1%
Over the Counter USD Purchased Options
on 5 Year Credit Default Swaption
(Expiration Date: 07/18/2012; Strike
Price: $0.93; Counterparty:
JPMorgan Securities) (I)	$8,726,000	$24,496
Over the Counter USD Purchased Options
on 5 Year Credit Default Swaption
(Expiration Date: 09/19/2012; Strike
Price: $0.92; Counterparty:
JPMorgan Securities) (I)	8,218,000	116,396

		140,892

TOTAL OPTIONS PURCHASED (Cost $466,139)		$140,892

SECURITIES LENDING COLLATERAL - 0.0%
John Hancock Collateral
Investment Trust, 0.3542% (W)(Y)	1,001	$10,017

TOTAL SECURITIES LENDING COLLATERAL (Cost $10,016)		$10,017

SHORT-TERM INVESTMENTS - 1.8%
Repurchase Agreement - 1.8%
Repurchase Agreement with Deutsche
Bank dated 06/29/2012 at 0.130% to be
repurchased at $4,200,046 on
07/02/2012, collateralized by $1,941,000
U.S. Treasury Inflation Protected
Securities, 3.625% due 04/15/2028
(valued at $4,284,001, including interest)	$4,200,000	$4,200,000

TOTAL SHORT-TERM INVESTMENTS (Cost $4,200,000)		$4,200,000

Total Investments (High Yield Trust)
(Cost $248,697,613) - 98.7%		$235,537,503
Other assets and liabilities, net - 1.3%		3,111,779

TOTAL NET ASSETS - 100.0%		$238,649,282

The accompanying notes are an integral part of the financial statements.

45

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Income Trust

	Shares or Principal Amount		Value

CORPORATE BONDS - 41.6%
Consumer Discretionary - 7.6%
Academy, Ltd. 9.250%, 08/01/2019 (S)		$400,000	$434,000
Cablevision Systems Corp.
7.750%, 04/15/2018		2,000,000	2,130,000
8.000%, 04/15/2020		2,000,000	2,160,000
Caesars Entertainment Operating
Company, Inc. 11.250%, 06/01/2017		450,000	491,057
Caesars Operating Escrow LLC
8.500%, 02/15/2020 (S)		1,200,000	1,209,000
CCH II LLC 13.500%, 11/30/2016		4,766,957	5,315,157
CCO Holdings LLC 6.500%, 04/30/2021		1,000,000	1,065,000
Cequel Communications Holdings I LLC
8.625%, 11/15/2017 (S)		1,000,000	1,077,500
Chrysler Group LLC 8.000%, 06/15/2019		3,000,000	3,082,500
CityCenter Holdings LLC
7.625%, 01/15/2016		700,000	738,500
CityCenter Holdings LLC, PIK
10.750%, 01/15/2017		1,339,535	1,476,837
Clear Channel Communications, Inc.
9.000%, 03/01/2021		1,000,000	870,000
Clear Channel Worldwide Holdings, Inc.,
Series B 9.250%, 12/15/2017		800,000	872,000
CSC Holdings LLC
6.750%, 11/15/2021 (S)		3,000,000	3,195,000
KB Home 5.750%, 02/01/2014		700,000	694,750
Landry’s, Inc. 9.375%, 05/01/2020 (S)		2,000,000	2,032,500
MGM Resorts International
10.000%, 11/01/2016		1,500,000	1,661,250
Visant Corp. 10.000%, 10/01/2017		1,900,000	1,885,750

			30,390,801
Consumer Staples - 2.3%
Boparan Finance PLC
9.750%, 04/30/2018 (S)	EUR	700,000	930,142
Boparan Holdings, Ltd.
9.875%, 04/30/2018 (S)	GBP	750,000	1,215,725
Ceridian Corp. 11.250%, 11/15/2015		$1,000,000	960,000
Dean Foods Company 9.750%, 12/15/2018		1,000,000	1,115,000
JBS USA LLC
8.250%, 02/01/2020 (S)		700,000	680,750
11.625%, 05/01/2014		1,000,000	1,137,500
Reynolds Group Issuer, Inc.
7.875%, 08/15/2019 (S)		300,000	324,750
9.875%, 08/15/2019 (S)		1,500,000	1,556,250
SUPERVALU, Inc. 8.000%, 05/01/2016		1,300,000	1,316,250

			9,236,367
Energy - 5.8%
Antero Resources Finance Corp.
7.250%, 08/01/2019		300,000	310,500
9.375%, 12/01/2017		750,000	828,750
Arch Coal, Inc. 7.000%, 06/15/2019		750,000	633,750
ATP Oil & Gas Corp.
11.875%, 05/01/2015		1,400,000	651,000
Chesapeake Energy Corp.
6.875%, 08/15/2018 to 11/15/2020		1,900,000	1,887,500
7.250%, 12/15/2018		2,000,000	2,040,000
CONSOL Energy, Inc. 8.250%, 04/01/2020		1,400,000	1,470,000
El Paso Corp. 7.750%, 01/15/2032		300,000	337,625
Energy XXI Gulf Coast, Inc.
9.250%, 12/15/2017		1,000,000	1,070,000
Everest Acquisition LLC
9.375%, 05/01/2020 (S)		1,000,000	1,036,250
Expro Finance Luxembourg SCA
8.500%, 12/15/2016 (S)		613,000	586,948
Linn Energy LLC 8.625%, 04/15/2020		1,700,000	1,831,750
Peabody Energy Corp.
6.250%, 11/15/2021 (S)		500,000	495,000
Petrobakken Energy Ltd.
8.625%, 02/01/2020 (S)		600,000	597,000
Petroplus Finance, Ltd.
6.750%, 05/01/2014 (H)(S)		800,000	92,000
7.000%, 05/01/2017 (H)(S)		500,000	57,500
Sabine Pass LNG LP
7.250%, 11/30/2013		1,000,000	1,035,000
7.500%, 11/30/2016		800,000	840,000
Samson Investment Company
9.750%, 02/15/2020 (S)		1,800,000	1,791,000
SandRidge Energy, Inc.
8.000%, 06/01/2018 (S)		3,000,000	3,037,500
9.875%, 05/15/2016		1,200,000	1,314,000
W&T Offshore, Inc. 8.500%, 06/15/2019		1,200,000	1,239,000

			23,182,073
Financials - 4.3%
Bank of America Corp., (8.125% to
05/15/2018, then 3 month
LIBOR + 3.640%)
05/15/2018 (Q)		1,500,000	1,573,965
CIT Group, Inc.
7.000%, 05/02/2017 (S)		1,535,644	1,538,523
JPMorgan Chase & Company (7.900% to
04/30/2018, then 3 month
LIBOR + 3.470%)
04/30/2018 (Q)		7,500,000	8,222,175
M&T Bank Corp.
6.875%, 06/15/2016 (Q)(S)		1,500,000	1,503,690
Nationstar Mortgage LLC
9.625%, 05/01/2019 (S)		2,000,000	2,115,000
UBS AG
8.000%, 09/14/2012 (S)		5,000,000	2,465,130

			17,418,483
Health Care - 5.2%
Community Health Systems, Inc.
8.875%, 07/15/2015		1,036,000	1,063,195
Grifols, Inc. 8.250%, 02/01/2018		600,000	643,500
HCA, Inc.
6.500%, 02/15/2016 to 02/15/2020		3,500,000	3,779,375
7.500%, 02/15/2022		1,200,000	1,308,000
8.000%, 10/01/2018		3,000,000	3,367,500
Health Management Associates, Inc.
7.375%, 01/15/2020 (S)		600,000	638,250
Tenet Healthcare Corp.
6.250%, 11/01/2018 (S)		709,073	733,891
8.000%, 08/01/2020 (S)		753,264	777,745
8.000%, 08/01/2020		400,000	414,000
9.250%, 02/01/2015		3,500,000	3,893,750
10.000%, 05/01/2018		3,250,000	3,721,250
Vanguard Health Holding Company II LLC
7.750%, 02/01/2019		500,000	505,000

			20,845,456
Industrials - 3.5%
Abengoa Finance SAU
8.875%, 11/01/2017 (S)		1,200,000	1,062,000
American Airlines, Inc.
7.500%, 03/15/2016 (H)(S)		2,500,000	2,362,500
CEVA Group PLC
8.375%, 12/01/2017 (S)		1,000,000	970,000
11.500%, 04/01/2018 (S)		2,200,000	2,013,000
12.750%, 03/31/2020 (S)		1,500,000	1,338,750

The accompanying notes are an integral part of the financial statements.

46

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Income Trust (continued)

	Shares or Principal Amount		Value

CORPORATE BONDS (continued)
Industrials (continued)
RBS Global, Inc. 8.500%, 05/01/2018		$1,200,000	$1,302,000
Terex Corp. 8.000%, 11/15/2017		3,000,000	3,112,500
The Manitowoc Company, Inc.
9.500%, 02/15/2018		800,000	876,000
United Rentals North America, Inc.
8.375%, 09/15/2020		900,000	947,250

			13,984,000
Information Technology - 5.3%
CDW LLC
8.500%, 04/01/2019		2,500,000	2,662,500
12.535%, 10/12/2017		750,000	813,750
First Data Corp.
8.250%, 01/15/2021 (S)		2,500,000	2,500,000
9.875%, 09/24/2015		199,000	201,488
11.250%, 03/31/2016		4,400,000	4,147,000
12.625%, 01/15/2021		3,050,000	3,053,813
First Data Corp., PIK
8.750%, 01/15/2022 (S)		1,504,000	1,515,280
10.550%, 09/24/2015		1,000,000	1,022,500
Freescale Semiconductor, Inc.
8.050%, 02/01/2020		2,000,000	1,975,000
10.125%, 12/15/2016		979,000	1,032,845
10.750%, 08/01/2020		1,676,000	1,801,700
Lawson Software, Inc.
9.375%, 04/01/2019 (S)		200,000	213,500
SRA International, Inc.
11.000%, 10/01/2019		300,000	300,000

			21,239,376
Materials - 2.5%
Berry Plastics Corp. 9.750%, 01/15/2021		700,000	761,250
Cemex SAB de CV
9.000%, 01/11/2018 (S)		3,000,000	2,677,500
FMG Resources August 2006 Pty, Ltd.
6.875%, 02/01/2018 (S)		1,000,000	1,010,000
7.000%, 11/01/2015 (S)		500,000	510,000
Ineos Finance PLC 8.375%, 02/15/2019 (S)		700,000	724,500
Ineos Group Holdings PLC
7.875%, 02/15/2016 (S)	EUR	1,650,000	1,811,404
Inmet Mining Corp.
8.750%, 06/01/2020 (S)		$900,000	891,000
Kinove German Bondco GmbH
10.000%, 06/15/2018 (S)	EUR	1,350,000	1,729,779

			10,115,433
Telecommunication Services - 2.4%
Cricket Communications, Inc.
7.750%, 10/15/2020		$2,300,000	2,196,500
Frontier Communications Corp.
8.500%, 04/15/2020		500,000	530,000
Sprint Nextel Corp.
9.000%, 11/15/2018 (S)		3,000,000	3,352,500
11.500%, 11/15/2021 (S)		1,500,000	1,672,500
UPCB Finance V, Ltd.
7.250%, 11/15/2021 (S)		1,000,000	1,045,000
UPCB Finance VI, Ltd.
6.875%, 01/15/2022 (S)		1,000,000	1,020,000

			9,816,500
Utilities - 2.7%
Calpine Corp.
7.500%, 02/15/2021 (S)		1,000,000	1,080,000
7.875%, 07/31/2020 (S)		800,000	882,000
Dynegy Holdings LLC
7.500%, 06/01/2015 (H)		1,220,000	817,400
7.750%, 06/01/2019 (H)		1,250,000	837,500
8.375%, 05/01/2016 (H)		2,000,000	1,350,000
GenOn Energy, Inc. 7.875%, 06/15/2017		400,000	372,000
Intergen NV 9.000%, 06/30/2017 (S)		1,000,000	980,000
RRI Energy, Inc. 7.625%, 06/15/2014		900,000	918,000
Texas Competitive Electric
Holdings Company LLC
11.500%, 10/01/2020 (S)		750,000	511,875
15.000%, 04/01/2021		2,030,000	690,200
Texas Competitive Electric Holdings
Company LLC, PIK
10.500%, 11/01/2016		165,716	30,450
Texas Competitive Electric Holdings
Company LLC, Series A
10.250%, 11/01/2015		9,000,000	2,317,500

			10,786,925

TOTAL CORPORATE BONDS (Cost $169,482,130)			$167,015,414

CONVERTIBLE BONDS - 0.7%
Financials - 0.2%
Forest City Enterprises, Inc.
4.250%, 08/15/2018 (S)		1,000,000	987,500
Materials - 0.5%
Cemex SAB de CV
3.250%, 03/15/2016		1,350,000	1,145,813
3.750%, 03/15/2018		805,000	673,181

			1,818,994

TOTAL CONVERTIBLE BONDS (Cost $3,152,939)			$2,806,494

TERM LOANS (M) - 4.5%
Consumer Discretionary - 0.9%
Clear Channel Communications, Inc.
3.895%, 01/28/2016		4,419,769	3,507,503
SuperMedia, Inc.
11.000%, 12/31/2015		453,031	242,834

			3,750,337
Health Care - 0.3%
Kinetic Concepts, Inc.
7.000%, 05/04/2018		995,000	999,975
Industrials - 0.2%
US Investigations Services, Inc.
2.994%, 02/21/2015		678,902	639,865
Information Technology - 0.9%
First Data Corp.
4.245%, 03/23/2018		1,584,873	1,452,883
5.245%, 03/24/2017		1,367,115	1,299,188
SRA International, Inc.
6.500%, 07/20/2018		840,000	811,125

			3,563,196
Utilities - 2.2%
Dynegy Midwest Generation LLC
9.250%, 08/04/2016		694,750	708,645
Dynegy Power LLC
9.250%, 08/04/2016		1,290,250	1,325,373
Texas Competitive Electric Holdings
Company LLC
4.741%, 10/10/2017		11,493,117	6,853,875

			8,887,893

TOTAL TERM LOANS (Cost $21,656,321)			$17,841,266

The accompanying notes are an integral part of the financial statements.

47

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Income Trust (continued)

	Shares or Principal Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS - 0.4%
Commercial & Residential - 0.4%
Banc of America Large Loan, Inc.,
Series 2010-HLTN, Class HLTN
1.992%, 11/15/2015 (P)(S)	$1,871,325	$1,773,113

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,706,558)		$1,773,113

COMMON STOCKS - 44.6%
Consumer Discretionary - 0.8%
Automobiles - 0.0%
Motors Liquidation Company GUC Trust	2,175	$26,644
Media - 0.5%
Comcast Corp., Class A	67,000	2,141,990
Dex One Corp. (I)(L)	99,669	93,191

		2,235,181
Multiline Retail - 0.3%
Target Corp.	18,110	1,053,821

		3,315,646
Consumer Staples - 1.5%
Beverages - 1.5%
Diageo PLC	125,000	3,215,660
PepsiCo, Inc.	40,000	2,826,400

		6,042,060

		6,042,060
Energy - 7.1%
Energy Equipment & Services - 0.5%
Schlumberger, Ltd.	20,000	1,298,200
Weatherford International, Ltd. (I)	70,000	884,100

		2,182,300
Oil, Gas & Consumable Fuels - 6.6%
BP PLC, ADR	80,000	3,243,200
Callon Petroleum Company (I)	56,247	239,612
Canadian Oil Sands, Ltd.	190,000	3,680,189
Chesapeake Energy Corp. (L)	40,000	744,000
Chevron Corp.	15,000	1,582,500
ConocoPhillips	100,000	5,588,000
Exxon Mobil Corp.	50,000	4,278,500
Phillips 66 (I)	50,000	1,662,000
Royal Dutch Shell PLC, ADR	40,000	2,697,200
Spectra Energy Corp.	50,000	1,453,000
Total SA, ADR	25,000	1,123,750

		26,291,951

		28,474,251
Financials - 6.2%
Capital Markets - 0.3%
BlackRock, Inc.	8,000	1,358,560
Commercial Banks - 3.1%
Banco Santander SA	137,841	920,611
Barclays PLC	150,000	383,969
CIT Group, Inc. (I)	35,800	1,275,912
HSBC Holdings PLC	250,000	2,204,362
M&T Bank Corp. (L)	22,500	1,857,825
Wells Fargo & Company	174,800	5,845,312

		12,487,991
Diversified Financial Services - 2.2%
Bank of America Corp.	375,000	3,067,500
Citigroup, Inc.	51,430	1,409,696
JPMorgan Chase & Company	120,000	4,287,600

		8,764,796
Insurance - 0.3%
QBE Insurance Group, Ltd.	75,000	1,034,038
Real Estate Investment Trusts - 0.3%
Westfield Retail Trust	364,900	1,069,697
Thrifts & Mortgage Finance - 0.0%
Federal National Mortgage Association (I)	103,273	26,335

		24,741,417
Health Care - 6.3%
Pharmaceuticals - 6.3%
Johnson & Johnson	80,000	5,404,800
Merck & Company, Inc.	167,130	6,977,678
Pfizer, Inc.	200,000	4,600,000
Roche Holdings AG	37,500	6,473,529
Sanofi, ADR	50,000	1,889,000

		25,345,007

		25,345,007
Industrials - 1.4%
Industrial Conglomerates - 1.3%
General Electric Company	254,770	5,309,407
Machinery - 0.1%
Caterpillar, Inc.	4,500	382,095

		5,691,502
Information Technology - 1.4%
Electronic Equipment, Instruments & Components - 0.1%
Corning, Inc.	30,000	387,900
Semiconductors & Semiconductor Equipment - 1.3%
Intel Corp.	190,000	5,063,500

		5,451,400
Materials - 1.3%
Chemicals - 0.4%
LyondellBasell Industries NV, Class A	25,000	1,006,750
The Dow Chemical Company	25,000	787,500

		1,794,250
Metals & Mining - 0.9%
Barrick Gold Corp.	52,600	1,976,182
BHP Billiton PLC	30,000	856,693
Nucor Corp.	15,000	568,500

		3,401,375

		5,195,625
Telecommunication Services - 3.8%
Diversified Telecommunication Services - 2.6%
AT&T, Inc.	160,000	5,705,600
CenturyLink, Inc.	30,000	1,184,700
France Telecom SA	28,700	377,682
Frontier Communications Corp. (L)	75,000	287,250
Telstra Corp., Ltd.	500,000	1,894,682
Vivendi SA	51,666	960,503

		10,410,417
Wireless Telecommunication Services - 1.2%
SK Telecom Company, Ltd., ADR (L)	27,430	331,903
Vodafone Group PLC	1,600,000	4,495,417

		4,827,320

		15,237,737

The accompanying notes are an integral part of the financial statements.

48

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Income Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Utilities - 14.8%
Electric Utilities - 9.8%
American Electric Power Company, Inc.	110,100	$4,392,990
Duke Energy Corp. (L)	150,000	3,459,000
Entergy Corp.	50,000	3,394,500
Exelon Corp.	80,000	3,009,600
FirstEnergy Corp.	40,000	1,967,600
NextEra Energy, Inc.	97,715	6,723,769
Pinnacle West Capital Corp.	65,000	3,363,100
PPL Corp.	35,500	987,255
Progress Energy, Inc.	100,000	6,017,000
The Southern Company	60,000	2,778,000
Xcel Energy, Inc.	110,000	3,125,100

		39,217,914
Gas Utilities - 0.5%
AGL Resources, Inc. (L)	50,000	1,937,500
Independent Power Producers & Energy Traders - 0.0%
Dynegy, Inc. (I)(L)	85,000	49,725
Multi-Utilities - 4.5%
Dominion Resources, Inc.	35,000	1,890,000
PG&E Corp.	89,400	4,047,138
Public Service Enterprise Group, Inc.	150,000	4,875,000
Sempra Energy	70,000	4,821,600
TECO Energy, Inc. (L)	150,000	2,709,000

		18,342,738

		59,547,877

TOTAL COMMON STOCKS (Cost $181,878,564)		$179,042,522

PREFERRED SECURITIES - 6.0%
Consumer Discretionary - 0.2%
Automobiles - 0.2%
General Motors Company, Series B,
4750%, 4.750%	23,600	783,520
Energy - 1.1%
Oil, Gas & Consumable Fuels - 1.1%
Chesapeake Energy Corp.,
5.750%, 5.750% (S)	1,900	1,681,074
Sandridge Energy, Inc., 7.00%, 7.000%	26,500	2,736,125

		4,417,199

		4,417,199
Financials - 4.4%
Commercial Banks - 1.3%
Wells Fargo & Company, Series L,
7.500%, 7.500%	4,600	5,175,000
Diversified Financial Services - 2.0%
Ally Financial, Inc., 7.000% (S)	1,341	1,194,705
Bank of America Corp., Series L,
7.250%, 7.250%	5,350	5,216,250
Citigroup, Inc., 7.500%	18,300	1,565,748

		7,976,703
Insurance - 0.4%
MetLife, Inc., 5.000%	27,000	1,670,490
Real Estate Investment Trusts - 0.6%
FelCor Lodging Trust, Inc., Series A,
1.950%, 1.950%	90,000	2,357,100
Thrifts & Mortgage Finance - 0.1%
Federal National Mortgage
Association, 5.375% (I)	20	77,000
Federal National Mortgage Association,
Series Q, 6.750% (I)	80,000	104,000
Federal National Mortgage Association,
Series R, 7.625% (I)	60,200	79,464
Federal National Mortgage Association,
Series S, 8.250% (I)	79,300	129,259
Federal Home Loan Mortgage Corp.,
Series Z (8.375% to 12/31/2012, then
higher of 3 month LIBOR + 4.160%
or 7.875%) (I)	94,900	205,933

		595,656

		17,774,949
Materials - 0.3%
Metals & Mining - 0.3%
AngloGold Ashanti Holdings
Finance PLC, 6.000%	25,000	1,030,000

TOTAL PREFERRED SECURITIES (Cost $29,663,756)		$24,005,668

WARRANTS - 0.2%
Charter Communications, Inc., Class A
(Expiration Date: 11/30/2014; Strike
Price: $46.86) (I)	22,772	603,458
General Motors Company (Expiration
Date: 07/10/2016; Strike
Price: $10.00) (I)	7,875	86,783
General Motors Company (Expiration
Date: 07/10/2019; Strike
Price: $18.33) (I)	7,875	53,393

TOTAL WARRANTS (Cost $954,836)		$743,634

ESCROW CERTIFICATES - 0.0%
Consumer Discretionary - 0.0%
General Motors Company , (I)	85,000	0
SuperMedia, Inc. , 12/01/2020 (I)	651,025	0

		—

TOTAL ESCROW CERTIFICATES (Cost $326)		$0

SECURITIES LENDING COLLATERAL - 1.4%
John Hancock Collateral
Investment Trust, 0.3542% (W)(Y)	554,639	$5,550,602

TOTAL SECURITIES LENDING
COLLATERAL (Cost $5,550,516)		$5,550,602

SHORT-TERM INVESTMENTS - 0.8%
U.S. Government & Agency
Obligations - 0.8%
Federal Home Loan Bank Discount Notes,
0.010%, 07/02/2012 *	$3,000,000	$3,000,000

The accompanying notes are an integral part of the financial statements.

49

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Income Trust (continued)

	Shares or Principal Amount	Value

SHORT-TERM INVESTMENTS (continued)
Repurchase Agreement - 0.0%
Repurchase Agreement with State
Street Corp. dated 06/29/2012 at 0.010%
to be repurchased at $176,000 on
07/02/2012, collateralized by $180,000
Federal Home Loan Bank, 0.230% due
05/21/2013 (valued at $180,000)	$176,000	$176,000

TOTAL SHORT-TERM INVESTMENTS (Cost $3,176,000)		$3,176,000

Total Investments (Income Trust)
(Cost $417,221,946) - 100.2%		$401,954,713
Other assets and liabilities, net - (0.2%)		(904,593)

TOTAL NET ASSETS - 100.0%		$401,050,120

Investment Quality Bond Trust

	Shares or Principal Amount		Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 38.0%
U.S. Government Agency - 14.9%
Federal Home Loan Mortgage Corp.
5.000%, 12/01/2034		$923,710	997,705
6.500%, 04/01/2029 to 08/01/2034		79,782	89,896
7.500%, 08/01/2025 to 05/01/2028		20,113	23,179
Federal National Mortgage Association
3.500%, TBA (C)		13,400,000	14,086,609
4.000%, TBA (C)		13,500,000	14,369,558
4.659%, 05/01/2013		497,141	499,921
5.500%, TBA (C)		12,100,000	13,197,696
6.500%, TBA (C)		100,000	112,547
Government National
Mortgage Association
4.000%, 04/15/2039 to 03/15/2042		12,603,586	13,780,579
6.000%, 12/15/2013 to 04/15/2035		164,273	183,502
6.500%, 06/15/2028 to 02/15/2035		97,916	112,286
7.000%, 11/15/2031 to 11/15/2033		610,520	702,743
8.000%, 07/15/2030		7,116	8,413

			58,164,634
U.S. Government - 23.1%
U.S. Treasury Bonds
1.875%, 09/30/2017		2,225,000	2,348,245
3.125%, 11/15/2041		3,950,000	4,253,656
4.250%, 05/15/2039		2,475,000	3,237,609
4.375%, 11/15/2039 to 05/15/2041		5,858,000	7,819,180
4.625%, 02/15/2040 (D)		6,125,000	8,485,998
4.750%, 02/15/2041		1,643,300	2,325,013
6.250%, 08/15/2023 to 05/15/2030		5,750,000	8,831,018
U.S. Treasury Notes
0.250%, 02/15/2015		12,100,000	12,058,400
0.625%, 02/28/2013 (D)		3,075,000	3,083,890
0.875%, 02/28/2017 (D)		18,275,000	18,440,608
2.000%, 11/15/2021		4,975,000	5,161,951
2.500%, 04/30/2015		700	741
4.000%, 02/15/2015		4,775,000	5,222,656
4.250%, 11/15/2014		7,900,000	8,623,340

			89,892,305

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $141,069,323)			$148,056,939

FOREIGN GOVERNMENT
OBLIGATIONS - 1.9%
Brazil - 1.1%
Federative Republic of Brazil
5.875%, 01/15/2019		1,430,000	1,726,010
10.000%, 01/01/2014	BRL	5,000,000	2,554,810

			4,280,820
Mexico - 0.4%
Government of Mexico
5.625%, 01/15/2017		$680,000	791,350
6.750%, 09/27/2034		440,000	600,600

			1,391,950
Qatar - 0.2%
Government of Qatar
4.000%, 01/20/2015 (S)		800,000	842,800
Russia - 0.2%
Government of Russia
3.250%, 04/04/2017 (S)		800,000	804,992

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $7,206,100)			$7,320,562

CORPORATE BONDS - 46.8%
Consumer Discretionary - 6.7%
Affinia Group, Inc.
10.750%, 08/15/2016 (S)		12,000	13,005
AMC Entertainment, Inc.
8.750%, 06/01/2019		45,000	48,263
AutoNation, Inc.
5.500%, 02/01/2020		80,000	82,400
Autozone, Inc.
3.700%, 04/15/2022		748,000	771,053
4.000%, 11/15/2020		810,000	866,389
Buffalo Thunder Development Authority
9.375%, 12/15/2014 (H)(S)		85,000	30,175
Caesars Entertainment Operating
Company, Inc.
11.250%, 06/01/2017		25,000	27,281
CBS Corp.
3.375%, 03/01/2022		120,000	119,653
5.750%, 04/15/2020		385,000	448,071
8.200%, 05/15/2014		745,000	843,437
CCO Holdings LLC
6.500%, 04/30/2021		140,000	149,100
6.625%, 01/31/2022		325,000	347,750
7.375%, 06/01/2020		110,000	120,863
7.875%, 04/30/2018		15,000	16,313
8.125%, 04/30/2020		10,000	11,150
Choice Hotels International, Inc.
5.750%, 07/01/2022		45,000	47,087
Clear Channel Worldwide Holdings, Inc.,
Series B
9.250%, 12/15/2017		20,000	21,800
Comcast Cable Communications LLC
8.500%, 05/01/2027		556,000	765,821
Comcast Corp.
3.125%, 07/15/2022		430,000	432,392
5.700%, 05/15/2018		545,000	643,064
COX Communications, Inc.
5.875%, 12/01/2016 (S)		850,000	988,570
7.125%, 10/01/2012		532,000	539,978
8.375%, 03/01/2039 (S)		150,000	211,339
CSC Holdings, Inc.
7.625%, 07/15/2018		184,000	205,620
Daimler Finance North America LLC
8.500%, 01/18/2031		575,000	880,580

The accompanying notes are an integral part of the financial statements.

50

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)

	Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
DIRECTV Holdings LLC
3.500%, 03/01/2016	$565,000	$596,134
3.800%, 03/15/2022	985,000	996,927
4.750%, 10/01/2014	440,000	472,359
5.200%, 03/15/2020	215,000	238,081
DISH DBS Corp.
5.875%, 07/15/2022 (S)	160,000	161,600
6.750%, 06/01/2021	281,000	303,480
Ford Motor Company
7.450%, 07/16/2031	230,000	288,075
Ford Motor Credit Company LLC
2.750%, 05/15/2015	1,175,000	1,184,696
Home Depot, Inc.
5.875%, 12/16/2036	550,000	705,030
HSN, Inc.
11.250%, 08/01/2016	25,000	26,563
Lamar Media Corp.
5.875%, 02/01/2022 (S)	30,000	30,750
Liberty Media LLC
8.250%, 02/01/2030	128,000	131,520
Limited Brands, Inc.
5.625%, 02/15/2022	205,000	211,150
7.000%, 05/01/2020	95,000	105,450
Macy’s Retail Holdings, Inc.
5.875%, 01/15/2013	1,201,000	1,230,246
6.900%, 04/01/2029	419,000	495,951
Mediacom Broadband LLC
8.500%, 10/15/2015	78,000	80,145
MGM Resorts International
9.000%, 03/15/2020	10,000	11,100
10.375%, 05/15/2014	5,000	5,638
11.125%, 11/15/2017	5,000	5,613
National CineMedia LLC
6.000%, 04/15/2022 (S)	30,000	30,525
NBCUniversal Media LLC
5.150%, 04/30/2020	500,000	574,411
NetFlix, Inc.
8.500%, 11/15/2017	45,000	47,363
News America, Inc.
7.750%, 01/20/2024	622,000	746,910
7.850%, 03/01/2039	325,000	413,333
PVH Corp.
7.375%, 05/15/2020	75,000	83,063
Quebecor Media, Inc.
7.750%, 03/15/2016	48,000	49,321
QVC, Inc.
5.125%, 07/02/2022 (S)	10,000	10,250
7.500%, 10/01/2019 (S)	90,000	99,921
Sally Holdings LLC
5.750%, 06/01/2022	75,000	78,469
Service Corp. International
7.375%, 10/01/2014	10,000	10,950
7.625%, 10/01/2018	20,000	22,700
Sinclair Television Group, Inc.
9.250%, 11/01/2017 (S)	15,000	16,575
Staples, Inc.
9.750%, 01/15/2014	388,080	1,045,134
TCI Communications, Inc.
8.750%, 08/01/2015	692,000	844,435
The Interpublic Group of Companies, Inc.
10.000%, 07/15/2017	85,000	96,050
Time Warner Cable, Inc.
4.000%, 09/01/2021	305,000	320,756
5.850%, 05/01/2017	1,390,000	1,634,027
5.875%, 11/15/2040	210,000	235,337
8.250%, 02/14/2014	205,000	228,261
Time Warner, Inc.
3.400%, 06/15/2022	265,000	267,451
7.700%, 05/01/2032	1,298,000	1,696,707
TRW Automotive, Inc.
7.250%, 03/15/2017 (S)	155,000	177,088
Viacom, Inc.
1.250%, 02/27/2015	315,000	315,825
6.875%, 04/30/2036	450,000	583,320
Videotron Ltee
5.000%, 07/15/2022 (S)	115,000	116,725
9.125%, 04/15/2018	25,000	27,375
Virgin Media Secured Finance PLC
6.500%, 01/15/2018	140,000	152,250
Wynn Las Vegas LLC
7.750%, 08/15/2020	275,000	304,563

		26,140,757
Consumer Staples - 3.8%
Altria Group, Inc.
9.250%, 08/06/2019	360,000	500,422
9.700%, 11/10/2018	1,065,000	1,474,458
10.200%, 02/06/2039	300,000	488,559
Anheuser-Busch InBev Worldwide, Inc.
8.200%, 01/15/2039	370,000	588,980
Cargill, Inc.
4.307%, 05/14/2021 (S)	1,000,000	1,098,529
Coca-Cola Enterprises, Inc.
2.125%, 09/15/2015	950,000	973,567
Constellation Brands, Inc.
7.250%, 09/01/2016 to 05/15/2017	320,000	365,438
CVS Caremark Corp.
6.250%, 06/01/2027	210,000	260,775
6.600%, 03/15/2019	300,000	374,325
CVS Pass Through Trust
6.943%, 01/10/2030	522,310	618,535
General Mills, Inc.
5.200%, 03/17/2015	445,000	494,041
5.650%, 02/15/2019	225,000	271,744
Kraft Foods Group, Inc.
3.500%, 06/06/2022 (S)	620,000	636,752
Kraft Foods, Inc.
6.500%, 02/09/2040	280,000	360,153
6.875%, 01/26/2039	445,000	578,903
Lorillard Tobacco Company
8.125%, 06/23/2019	220,000	273,187
Molson Coors Brewing Company
3.500%, 05/01/2022	170,000	174,698
PepsiCo, Inc.
7.900%, 11/01/2018	107,000	143,026
Pernod-Ricard SA
5.750%, 04/07/2021 (S)	1,136,000	1,283,346
Revlon Consumer Products Corp.
9.750%, 11/15/2015	25,000	26,750
Reynolds American, Inc.
7.250%, 06/01/2013	295,000	311,406
SABMiller Holdings, Inc.
2.450%, 01/15/2017 (S)	760,000	783,696
3.750%, 01/15/2022 (S)	350,000	372,508
The Kroger Company
4.950%, 01/15/2015	700,000	762,434
Wal-Mart Stores, Inc.
6.500%, 08/15/2037	1,000,000	1,412,243

		14,628,475

The accompanying notes are an integral part of the financial statements.

51

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)

	Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Energy - 3.5%
Alpha Natural Resources, Inc.
6.000%, 06/01/2019	$16,000	$13,640
6.250%, 06/01/2021	11,000	9,295
Anadarko Petroleum Corp.
6.375%, 09/15/2017	30,000	34,865
6.450%, 09/15/2036	640,000	740,790
Antero Resources Finance Corp.
9.375%, 12/01/2017	20,000	22,100
BP Capital Markets PLC
1.846%, 05/05/2017	1,575,000	1,591,399
Burlington Resources Finance Company
7.400%, 12/01/2031	541,000	765,731
Chesapeake Energy Corp.
6.625%, 08/15/2020	5,000	4,950
6.875%, 11/15/2020	75,000	73,875
CNOOC Finance 2012, Ltd.
3.875%, 05/02/2022 (S)	220,000	227,727
ConocoPhillips
5.900%, 05/15/2038	200,000	260,954
CONSOL Energy, Inc.
8.000%, 04/01/2017	25,000	25,938
8.250%, 04/01/2020	25,000	26,250
Continental Resources, Inc.
5.000%, 09/15/2022 (S)	180,000	182,700
El Paso Corp.
6.500%, 09/15/2020	265,000	290,500
7.000%, 06/15/2017	560,000	635,481
El Paso Natural Gas Company
5.950%, 04/15/2017	85,000	95,999
Energy Transfer Equity LP
7.500%, 10/15/2020	360,000	395,100
Everest Acquisition LLC
6.875%, 05/01/2019 (S)	45,000	47,025
Harvest Operations Corp.
6.875%, 10/01/2017 (S)	165,000	175,313
Hornbeck Offshore Services, Inc.
5.875%, 04/01/2020 (S)	165,000	163,763
Kinder Morgan Energy Partners LP
6.850%, 02/15/2020	1,045,000	1,255,421
Kinder Morgan Finance Company LLC
6.000%, 01/15/2018 (S)	291,000	302,640
Newfield Exploration Company
5.625%, 07/01/2024	60,000	61,350
5.750%, 01/30/2022	45,000	47,025
6.625%, 04/15/2016	25,000	25,625
6.875%, 02/01/2020	140,000	149,100
7.125%, 05/15/2018	130,000	137,638
Nexen, Inc.
6.200%, 07/30/2019	515,000	596,859
7.500%, 07/30/2039	125,000	145,851
Peabody Energy Corp.
6.500%, 09/15/2020	396,000	400,950
7.375%, 11/01/2016	60,000	66,000
Petrobras International Finance Company
3.875%, 01/27/2016	555,000	573,175
5.375%, 01/27/2021	1,400,000	1,509,920
6.750%, 01/27/2041	396,000	465,077
Pioneer Natural Resources Company
6.650%, 03/15/2017	115,000	133,624
6.875%, 05/01/2018	150,000	176,612
Pride International, Inc.
6.875%, 08/15/2020	20,000	24,555
Range Resources Corp.
5.000%, 08/15/2022	20,000	19,750
5.750%, 06/01/2021	40,000	41,800
6.750%, 08/01/2020	25,000	27,125
7.500%, 10/01/2017	50,000	52,250
Ras Laffan Liquefied Natural Gas
Company, Ltd. III
5.500%, 09/30/2014 (S)	395,000	425,613
Transocean, Inc.
4.950%, 11/15/2015	800,000	861,472
Valero Energy Corp.
8.750%, 06/15/2030	403,000	502,770

		13,785,597
Financials - 18.9%
AIG Retirement Services, Inc.
8.125%, 04/28/2023	865,000	1,017,142
Allied World Assurance Company, Ltd.
7.500%, 08/01/2016	205,000	236,443
AMB Property LP
6.125%, 12/01/2016	505,000	566,090
7.500%, 06/30/2018	364,000	432,053
American Express Centurion Bank
6.000%, 09/13/2017	950,000	1,122,443
American International Group, Inc.
4.875%, 09/15/2016 to 06/01/2022	1,140,000	1,189,654
5.450%, 05/18/2017	370,000	401,839
AXA Equitable Life Insurance Company
7.700%, 12/01/2015 (S)	680,000	772,101
Bank of America Corp.
5.625%, 07/01/2020	945,000	1,012,403
5.650%, 05/01/2018	350,000	374,438
5.700%, 01/24/2022	600,000	661,268
5.750%, 12/01/2017	600,000	640,615
5.875%, 01/05/2021	1,500,000	1,638,815
Barclays Bank PLC
6.050%, 12/04/2017 (S)	950,000	960,360
Brandywine Operating Partnership LP
4.950%, 04/15/2018	400,000	409,839
5.700%, 05/01/2017	825,000	876,203
Capital One Financial Corp.
6.150%, 09/01/2016	950,000	1,062,468
CIT Group, Inc.
5.250%, 03/15/2018	140,000	144,550
7.000%, 05/02/2016 to 05/02/2017 (S)	30,892	30,959
Citigroup, Inc.
4.450%, 01/10/2017	680,000	713,097
4.500%, 01/14/2022	140,000	144,711
4.875%, 05/07/2015	614,000	629,927
5.000%, 09/15/2014	360,000	369,062
6.125%, 11/21/2017 to 08/25/2036	2,060,000	2,186,962
6.875%, 03/05/2038	550,000	673,554
8.500%, 05/22/2019	850,000	1,050,343
Credit Acceptance Corp.
9.125%, 02/01/2017	120,000	130,200
Discover Financial Services
6.450%, 06/12/2017	885,000	993,389
Duke Realty LP
6.750%, 03/15/2020	340,000	397,694
DuPont Fabros Technology LP
8.500%, 12/15/2017	155,000	170,500
Equity One, Inc.
6.000%, 09/15/2017	400,000	434,212
Everest Reinsurance Holdings, Inc.,
(6.600% to 05/15/2017, then 3 month
LIBOR + 2.385%)
05/15/2037	1,475,000	1,393,875

The accompanying notes are an integral part of the financial statements.

52

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)

	Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Farmers Exchange Capital
7.050%, 07/15/2028 (S)	$525,000	$603,120
General Electric Capital Corp.
2.300%, 04/27/2017	800,000	805,774
4.650%, 10/17/2021	1,100,000	1,222,510
5.300%, 02/11/2021	1,115,000	1,252,331
5.625%, 05/01/2018	500,000	575,060
5.875%, 01/14/2038	680,000	781,626
Hartford Financial Services Group, Inc.
5.125%, 04/15/2022	170,000	175,193
Hartford Financial Services Group, Inc.,
(8.125% to 06/15/2018, then 3 month
LIBOR + 4.6025%)
06/15/2038	390,000	408,525
HCP, Inc.
3.750%, 02/01/2019	155,000	154,817
5.650%, 12/15/2013	450,000	475,311
7.072%, 06/08/2015	433,000	482,666
Health Care REIT, Inc.
5.250%, 01/15/2022	781,000	829,079
Host Hotels & Resorts LP
6.000%, 11/01/2020	315,000	341,775
6.375%, 03/15/2015	20,000	20,300
HSBC Holdings PLC
5.100%, 04/05/2021	395,000	441,313
6.800%, 06/01/2038	355,000	407,085
HSBC USA, Inc.
2.375%, 02/13/2015	560,000	566,455
9.500%, 04/15/2014	865,000	957,402
International Lease Finance Corp.
5.650%, 06/01/2014	110,000	112,750
5.750%, 05/15/2016	450,000	456,718
5.875%, 04/01/2019	615,000	615,935
6.250%, 05/15/2019	50,000	50,938
6.375%, 03/25/2013	106,000	108,253
6.500%, 09/01/2014 (S)	20,000	21,100
6.625%, 11/15/2013	25,000	25,813
6.750%, 09/01/2016 (S)	25,000	26,875
7.125%, 09/01/2018 (S)	20,000	22,050
8.625%, 09/15/2015	25,000	27,625
Jackson National Life Insurance Company
8.150%, 03/15/2027 (S)	648,000	790,016
JPMorgan Chase & Company
4.250%, 10/15/2020	510,000	536,136
4.350%, 08/15/2021	890,000	940,012
6.000%, 01/15/2018	1,470,000	1,688,160
Kemper Corp.
6.000%, 05/15/2017	144,000	152,612
Kimco Realty Corp.
5.584%, 11/23/2015	410,000	443,853
6.875%, 10/01/2019	560,000	670,394
Lazard Group LLC
6.850%, 06/15/2017	1,040,000	1,141,871
Liberty Property LP
6.625%, 10/01/2017	210,000	243,207
Lloyds TSB Bank PLC
4.200%, 03/28/2017	310,000	319,904
4.375%, 01/12/2015 (S)	350,000	361,498
Massachusetts Mutual Life Insurance
Company
8.875%, 06/01/2039 (S)	550,000	788,975
Merrill Lynch & Company, Inc.
6.400%, 08/28/2017	1,500,000	1,632,344
7.750%, 05/14/2038	300,000	342,566
Metropolitan Life Global Funding I
3.125%, 01/11/2016 (S)	1,050,000	1,100,462
5.125%, 04/10/2013 (S)	535,000	552,692
Morgan Stanley
4.750%, 03/22/2017	705,000	703,744
5.550%, 04/27/2017	285,000	288,075
6.250%, 08/28/2017	1,320,000	1,363,087
6.625%, 04/01/2018	1,225,000	1,281,431
Nationwide Mutual Insurance Company
8.250%, 12/01/2031 (S)	615,000	710,397
9.375%, 08/15/2039 (S)	250,000	329,264
NBD Bancorp NA
8.250%, 11/01/2024	1,730,000	2,225,681
Nordea Bank AB
2.250%, 03/20/2015 (S)	325,000	326,215
4.875%, 05/13/2021 (S)	575,000	560,641
PNC Funding Corp.
5.625%, 02/01/2017	1,100,000	1,224,424
Principal Life Global Funding I
6.125%, 10/15/2033 (S)	697,000	809,184
Provident Funding Associates LP
10.250%, 04/15/2017 (S)	80,000	83,400
Realty Income Corp.
6.750%, 08/15/2019	410,000	483,330
SLM Corp.
6.000%, 01/25/2017	85,000	87,807
6.250%, 01/25/2016	936,000	982,800
7.250%, 01/25/2022	55,000	58,163
8.000%, 03/25/2020	10,000	10,950
8.450%, 06/15/2018	150,000	168,000
Sovereign Bank
8.750%, 05/30/2018	250,000	271,164
Sun Canada Financial Company
7.250%, 12/15/2015 (S)	1,471,000	1,671,572
SunTrust Banks, Inc.
3.600%, 04/15/2016	705,000	732,311
The Bear Stearns Companies LLC
6.400%, 10/02/2017	85,000	98,065
The Goldman Sachs Group, Inc.
5.250%, 07/27/2021	410,000	416,784
5.375%, 03/15/2020	180,000	185,412
5.750%, 01/24/2022	1,700,000	1,795,848
6.150%, 04/01/2018	80,000	86,768
6.750%, 10/01/2037	2,030,000	1,991,643
7.500%, 02/15/2019	150,000	171,151
The Royal Bank of Scotland PLC
4.875%, 08/25/2014 (S)	700,000	719,772
UDR, Inc.
6.050%, 06/01/2013	500,000	517,204
US Bancorp
7.500%, 06/01/2026	1,624,000	2,055,520
Ventas Realty LP
4.750%, 06/01/2021	575,000	597,755
Wachovia Bank NA
6.919%, 12/15/2036	500,000	622,334
Wells Fargo & Company
2.100%, 05/08/2017	1,225,000	1,228,301
3.676%, 06/15/2016	700,000	745,354
4.950%, 10/16/2013	1,130,000	1,184,839
Wells Fargo & Company, Series K (7.980%
to 03/15/2018, then 3 month
LIBOR + 3.770%)
03/15/2018 (Q)	70,000	76,825

The accompanying notes are an integral part of the financial statements.

53

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)

	Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Weyerhaeuser Company
7.950%, 03/15/2025	$260,000	$289,820

		73,665,345
Health Care - 3.1%
Alere, Inc.
9.000%, 05/15/2016	35,000	35,613
AmerisourceBergen Corp.
5.875%, 09/15/2015	1,260,000	1,431,325
Amgen, Inc.
3.875%, 11/15/2021	1,560,000	1,648,414
6.400%, 02/01/2039	345,000	412,817
Bio-Rad Laboratories, Inc.
8.000%, 09/15/2016	15,000	16,575
Biomet, Inc.
10.000%, 10/15/2017	10,000	10,681
BioScrip, Inc.
10.250%, 10/01/2015	15,000	16,275
Cigna Corp.
4.000%, 02/15/2022	935,000	975,843
Community Health Systems, Inc.
8.875%, 07/15/2015	11,000	11,289
Express Scripts Holding Company
2.100%, 02/12/2015 (S)	1,575,000	1,590,600
Fresenius Medical Care US Finance II, Inc.
5.625%, 07/31/2019 (S)	15,000	15,638
5.875%, 01/31/2022 (S)	11,000	11,454
6.500%, 09/15/2018 (S)	10,000	10,875
Fresenius US Finance II, Inc.
9.000%, 07/15/2015 (S)	45,000	51,694
HCA, Inc.
5.875%, 03/15/2022	150,000	156,750
6.375%, 01/15/2015	15,000	15,938
6.500%, 02/15/2020	365,000	395,569
8.500%, 04/15/2019	125,000	140,000
Medco Health Solutions, Inc.
7.125%, 03/15/2018	415,000	512,268
Merck & Company, Inc.
4.000%, 06/30/2015	725,000	791,094
Pfizer, Inc.
6.200%, 03/15/2019	1,030,000	1,291,682
Roche Holdings, Inc.
6.000%, 03/01/2019 (S)	775,000	964,525
Tenet Healthcare Corp.
6.250%, 11/01/2018	330,000	348,150
8.875%, 07/01/2019	150,000	168,375
UnitedHealth Group, Inc.
2.875%, 03/15/2022	575,000	581,417
WellPoint, Inc.
7.000%, 02/15/2019	485,000	602,507

		12,207,368
Industrials - 1.8%
BE Aerospace, Inc.
5.250%, 04/01/2022	76,000	78,280
6.875%, 10/01/2020	50,000	55,250
Bombardier, Inc.
7.500%, 03/15/2018 (S)	145,000	158,956
7.750%, 03/15/2020 (S)	75,000	83,438
Case New Holland, Inc.
7.750%, 09/01/2013	35,000	37,188
7.875%, 12/01/2017	420,000	485,100
Clean Harbors, Inc.
7.625%, 08/15/2016	9,000	9,394
CNH America LLC
7.250%, 01/15/2016	30,000	33,000
Continental Airlines 1997-4 Class A Pass
Through Trust
6.900%, 01/02/2018	202,681	213,322
Continental Airlines 1998-1 Class A Pass
Through Trust
6.648%, 09/15/2017	323,387	340,785
Continental Airlines 2007-1 Class A Pass
Through Trust
5.983%, 04/19/2022	13,680	14,843
Continental Airlines 2007-1 Class B Pass
Through Trust
6.903%, 04/19/2022	4,770	4,817
Deluxe Corp.
7.375%, 06/01/2015	110,000	111,650
ERAC USA Finance LLC
5.250%, 10/01/2020 (S)	1,200,000	1,337,296
Esterline Technologies Corp.
7.000%, 08/01/2020	45,000	49,500
Huntington Ingalls Industries, Inc.
6.875%, 03/15/2018	16,000	16,680
7.125%, 03/15/2021	161,000	168,245
Hutchison Whampoa International 11, Ltd.
3.500%, 01/13/2017 (S)	1,060,000	1,099,532
Marquette Transportation Company
10.875%, 01/15/2017	30,000	31,575
Masco Corp.
6.500%, 08/15/2032	110,000	105,843
7.125%, 03/15/2020	125,000	138,003
7.750%, 08/01/2029	130,000	136,323
Meritor, Inc.
8.125%, 09/15/2015	25,000	26,344
10.625%, 03/15/2018	30,000	31,875
Owens Corning
9.000%, 06/15/2019	15,000	18,713
Southwest Airlines Company 2007-1 Pass
Through Trust
6.150%, 08/01/2022	628,193	714,959
Textron, Inc.
7.250%, 10/01/2019	380,000	447,513
U.S. Airways 2010-1 Class A Pass
Through Trust
6.250%, 04/22/2023	70,158	73,666
United Technologies Corp.
3.100%, 06/01/2022	475,000	498,159
UR Financing Escrow Corp.
5.750%, 07/15/2018 (S)	25,000	26,000
UR Merger Sub Corp.
10.875%, 06/15/2016	15,000	16,856
Waste Management, Inc.
6.375%, 03/11/2015	375,000	421,742

		6,984,847
Information Technology - 1.1%
Anixter, Inc.
5.625%, 05/01/2019	30,000	30,975
Audatex North America, Inc.
6.750%, 06/15/2018 (S)	50,000	52,625
Equinix, Inc.
8.125%, 03/01/2018	45,000	49,838
Fidelity National Information Services, Inc.
5.000%, 03/15/2022 (S)	135,000	137,363
7.625%, 07/15/2017 (S)	15,000	16,463

The accompanying notes are an integral part of the financial statements.

54

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)

	Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Information Technology (continued)
Freescale Semiconductor, Inc.
8.875%, 12/15/2014	$20,000	$20,550
Hewlett-Packard Company
3.000%, 09/15/2016	1,750,000	1,800,731
3.300%, 12/09/2016	800,000	836,546
Hughes Satellite Systems Corp.
6.500%, 06/15/2019	80,000	85,000
International Business Machines Corp.
1.950%, 07/22/2016	645,000	663,769
Jabil Circuit, Inc.
5.625%, 12/15/2020	35,000	37,013
Mantech International Corp.
7.250%, 04/15/2018	20,000	21,000
Seagate HDD Cayman
6.875%, 05/01/2020	110,000	118,250
7.000%, 11/01/2021	310,000	334,025

		4,204,148
Materials - 1.3%
Agrium, Inc.
7.125%, 05/23/2036	475,000	622,939
ArcelorMittal
6.125%, 06/01/2018	725,000	735,473
Ball Corp.
5.000%, 03/15/2022	70,000	72,800
5.750%, 05/15/2021	82,000	88,150
6.750%, 09/15/2020	80,000	88,000
Celanese US Holdings LLC
6.625%, 10/15/2018	30,000	32,625
CF Industries, Inc.
6.875%, 05/01/2018	45,000	53,381
7.125%, 05/01/2020	45,000	54,788
Clearwater Paper Corp.
7.125%, 11/01/2018	40,000	42,200
Corp Nacional del Cobre de Chile
6.375%, 11/30/2012 (S)	335,000	341,307
Crown Americas LLC
6.250%, 02/01/2021	235,000	256,738
Fibria Overseas Finance, Ltd.
7.500%, 05/04/2020 (S)	300,000	310,500
FMG Resources August 2006 Pty, Ltd.
6.000%, 04/01/2017 (S)	370,000	371,850
Georgia-Pacific LLC
5.400%, 11/01/2020 (S)	45,000	52,252
Neenah Paper, Inc.
7.375%, 11/15/2014	20,000	20,300
Owens-Brockway Glass Container, Inc.
7.375%, 05/15/2016	240,000	267,600
Silgan Holdings, Inc.
5.000%, 04/01/2020 (S)	305,000	311,863
The Dow Chemical Company
4.250%, 11/15/2020	200,000	217,127
5.900%, 02/15/2015	800,000	892,214
Vale Canada, Ltd.
5.700%, 10/15/2015	217,000	236,575

		5,068,682
Telecommunication Services - 2.5%
Ameritech Capital Funding Corp.
6.450%, 01/15/2018	952,000	1,094,553
AT&T, Inc.
5.500%, 02/01/2018	140,000	166,437
6.300%, 01/15/2038	1,375,000	1,714,842
CenturyLink, Inc.
5.800%, 03/15/2022	300,000	298,871
Cricket Communications, Inc.
7.750%, 05/15/2016	345,000	366,131
eAccess, Ltd.
8.250%, 04/01/2018 (S)	25,000	22,750
Frontier Communications Corp.
8.250%, 04/15/2017	115,000	123,625
GTE Corp.
8.750%, 11/01/2021	515,000	723,416
Intelsat Jackson Holdings SA
8.500%, 11/01/2019	25,000	27,688
Qwest Communications International, Inc.
8.000%, 10/01/2015	40,000	42,152
SBA Telecommunications, Inc.
8.000%, 08/15/2016	3,000	3,195
8.250%, 08/15/2019	49,000	53,655
Sorenson Communications, Inc.
10.500%, 02/01/2015 (S)	5,000	3,875
Sprint Nextel Corp.
7.000%, 03/01/2020 (S)	75,000	78,000
9.000%, 11/15/2018 (S)	80,000	89,400
Telecom Italia Capital SA
5.250%, 11/15/2013	250,000	250,625
6.000%, 09/30/2034	347,000	266,323
Telefonica Emisiones SAU
7.045%, 06/20/2036	575,000	503,198
UPCB Finance VI, Ltd.
6.875%, 01/15/2022 (S)	150,000	153,000
Verizon Communications, Inc.
5.550%, 02/15/2016	1,120,000	1,286,042
Verizon Wireless Capital LLC
5.550%, 02/01/2014	1,295,000	1,386,444
Vivendi SA
2.400%, 04/10/2015 (S)	725,000	717,915
Windstream Corp.
7.875%, 11/01/2017	365,000	397,850
8.125%, 09/01/2018	60,000	64,500

		9,834,487
Utilities - 4.1%
AmeriGas Finance LLC
6.750%, 05/20/2020	145,000	147,900
7.000%, 05/20/2022	25,000	25,750
AmeriGas Partners LP
6.500%, 05/20/2021	65,000	65,325
Calpine Corp.
7.500%, 02/15/2021	190,000	205,200
Carolina Power & Light Company
6.500%, 07/15/2012	1,254,000	1,256,077
CenterPoint Energy Resources Corp.
6.125%, 11/01/2017	400,000	468,320
CenterPoint Energy, Inc.
6.500%, 05/01/2018	165,000	196,010
Centrais Eletricas Brasileiras SA
5.750%, 10/27/2021 (S)	1,320,000	1,442,760
Commonwealth Edison Company
5.950%, 08/15/2016	400,000	469,637
Dominion Resources, Inc.
6.400%, 06/15/2018	870,000	1,063,808
7.000%, 06/15/2038	425,000	590,946
DPL, Inc.
7.250%, 10/15/2021 (S)	355,000	394,050
Duke Energy Corp.
5.650%, 06/15/2013	1,300,000	1,358,705
Edison International
3.750%, 09/15/2017	495,000	522,208

The accompanying notes are an integral part of the financial statements.

55

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)

	Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
Exelon Generation Co Llc
4.250%, 06/15/2022 (S)	$1,075,000	$1,079,317
Ferrellgas LP
6.500%, 05/01/2021	175,000	159,688
Georgia Power Company
5.250%, 12/15/2015	250,000	283,618
Intergen NV
9.000%, 06/30/2017 (S)	140,000	137,200
Ipalco Enterprises, Inc.
7.250%, 04/01/2016 (S)	15,000	16,294
Nevada Power Company
6.500%, 08/01/2018	450,000	557,654
Northern States Power Company
6.500%, 03/01/2028	433,000	549,383
NRG Energy, Inc.
7.375%, 01/15/2017	65,000	67,600
Ohio Edison Company
6.875%, 07/15/2036	450,000	578,623
Oncor Electric Delivery Company LLC
7.500%, 09/01/2038	395,000	503,975
Progress Energy Inc.
7.000%, 10/30/2031	270,000	356,568
Puget Sound Energy, Inc.
5.757%, 10/01/2039	440,000	567,700
7.000%, 03/09/2029	346,000	459,432
Sempra Energy
6.000%, 10/15/2039	500,000	621,875
Sierra Pacific Power Company
6.000%, 05/15/2016	425,000	495,415
Southern California Edison Company
6.000%, 01/15/2034	519,000	686,032
The AES Corp.
8.000%, 06/01/2020	175,000	200,813
Wisconsin Energy Corp.
6.200%, 04/01/2033	217,000	269,825

		15,797,708

TOTAL CORPORATE BONDS (Cost $167,778,412)		$182,317,414

CAPITAL PREFERRED SECURITIES - 0.4%
Financials - 0.4%
ACE Capital Trust II , 9.700%, 04/01/2030	752,000	1,030,848
BankAmerica Capital II ,
8.000%, 12/15/2026	80,000	81,824
Capital One Capital IV (6.745% to
02/17/2032, then 1 month
LIBOR + 1.170%) 02/17/2037	400,000	400,000
NB Capital Trust IV, 8.250%, 04/15/2027	172,000	175,853

		1,688,525

TOTAL CAPITAL PREFERRED
SECURITIES (Cost $1,621,527)		$1,688,525

CONVERTIBLE BONDS - 0.0%
Telecommunication Services - 0.0%
Leap Wireless International, Inc.
4.500%, 07/15/2014	50,000	47,438

TOTAL CONVERTIBLE BONDS (Cost $45,356)		$47,438

MUNICIPAL BONDS - 4.7%
Bay Area Toll Authority (California)
6.263%, 04/01/2049	875,000	1,168,011
City of Chicago (Illinois)
6.845%, 01/01/2038	990,000	1,126,353
Illinois State Toll Highway Authority
6.184%, 01/01/2034	945,000	1,168,814
Irvine Ranch Water District Joint Powers
Agency (California) 2.605%, 03/15/2014	900,000	931,248
Los Angeles Unified School District
(California) 5.750%, 07/01/2034	1,000,000	1,174,780
Louisiana Local Government
Environmental Facilities & Communities
Development Authority
2.470%, 02/01/2019	1,475,000	1,520,371
Maryland State Transportation Authority
5.888%, 07/01/2043	290,000	376,855
Massachusetts School Building Authority
5.715%, 08/15/2039	900,000	1,154,052
New Jersey State Turnpike Authority
7.414%, 01/01/2040	865,000	1,265,824
North Texas Tollway Authority
6.718%, 01/01/2049	1,230,000	1,647,782
Ohio State University 4.800%, 06/01/2111	196,000	212,621
Port Authority of New York & New Jersey
(New York) 6.040%, 12/01/2029	400,000	511,616
State of California
7.600%, 11/01/2040	75,000	96,823
7.550%, 04/01/2039	650,000	842,062
7.300%, 10/01/2039	925,000	1,155,547
State of Illinois
5.665%, 03/01/2018	960,000	1,063,171
5.877%, 03/01/2019	550,000	611,837
University of California
5.770%, 05/15/2043	660,000	805,438
University of Missouri 5.960%, 11/01/2039	940,000	1,256,009

TOTAL MUNICIPAL BONDS (Cost $14,859,107)		$18,089,214

COLLATERALIZED MORTGAGE
OBLIGATIONS - 3.6%
Commercial & Residential - 3.6%
American Tower Trust, Series 2007-1A,
Class AFX 5.420%, 04/15/2037 (S)	880,000	933,544
Banc of America Merrill Lynch
Commercial Mortgage, Inc.,
Series 2007-4, Class A4
5.917%, 02/10/2051 (P)	1,030,000	1,186,081
Bear Stearns Commercial
Mortgage Securities
Series 2006-PW 14, Class A4,
5.201%, 12/11/2038	1,210,000	1,367,043
Series 2007-T26, Class A4,
5.471%, 01/12/2045 (P)	335,000	383,415
Series 2007-PW16, Class A4,
5.906%, 06/11/2040 (P)	1,030,000	1,178,106
Commercial Mortgage Pass Through
Certificates, Series 2010-C1, Class A3
4.205%, 07/10/2046 (S)	715,000	770,583
DBUBS Mortgage Trust,
Series 2011-LC1A, Class A3
5.002%, 11/10/2046 (S)	1,040,000	1,176,709
General Electric Capital Assurance
Company, Series 2003-1, Class A5
5.743%, 05/12/2035 (P)(S)	570,725	683,112
GS Mortgage Securities Corp. II,
Series 2011-GC3, Class A4
4.753%, 03/10/2044 (S)	1,060,000	1,181,044
JPMorgan Chase Commercial Mortgage
Securities Corp., Series 2006-CB14,
Class A4 5.481%, 12/12/2044 (P)	1,500,000	1,672,604

The accompanying notes are an integral part of the financial statements.

56

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)

	Shares or Principal Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
LB-UBS Commercial Mortgage Trust,
Series 2006-C4, Class A4
6.067%, 06/15/2038 (P)	$1,030,000	$1,175,737
Merrill Lynch Mortgage Trust,
Series 2006-C1, Class A4
5.848%, 05/12/2039 (P)	500,000	567,849
Morgan Stanley Capital I, Series 2007-T27,
Class A4 5.824%, 06/11/2042	150,000	174,319
OBP Depositor LLC Trust,
Series 2010-OBP, Class A
4.646%, 07/15/2045 (S)	746,000	852,236
WF-RBS Commercial Mortgage Trust,
Series 2011-C2, Series A4
4.869%, 02/15/2044 (P)(S)	585,000	657,363
U.S. Government Agency - 0.0%
Government National Mortgage
Association, Series 2006-38, Class XS
IO 7.007%, 09/16/2035	255,913	56,250

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $13,245,692)		$14,015,995

ASSET BACKED SECURITIES - 3.3%
Ally Master Owner Trust
Series 2011-4, Class A2,
1.540%, 09/15/2016	1,335,000	1,347,961
Series 2010-3, Class B,
3.470%, 04/15/2015 (S)	675,000	681,584
Avis Budget Rental Car
Funding AESOP LLC
Series 2009-2A, Class A,
5.680%, 02/20/2014 (S)	1,260,000	1,286,348
Series 2009-1A, Class A,
9.310%, 10/20/2013 (S)	366,667	372,094
Bank of America Auto Trust,
Series 2010-2, Class A4
1.940%, 06/15/2017	800,000	811,884
Carnow Auto Receivables Trust,
Series 2012-1A, Class A
2.090%, 01/15/2015 (S)	213,035	213,035
Credit Acceptance Auto Loan Trust,
Series 2012-1A, Class B
3.120%, 03/16/2020 (S)	445,000	446,957
First Investors Auto Owner Trust,
Series 2012-1A, Class A2
1.960%, 11/15/2017 (S)	485,000	489,128
Ford Credit Auto Lease Trust,
Series 2012-A, Class B
1.610%, 10/15/2016 (S)	885,000	885,957
Ford Credit Auto Owner Trust,
Series 2009-E, Class A3
1.510%, 01/15/2014	125,344	125,587
Hertz Vehicle Financing LLC
Series 2010-1A, Class A2,
3.740%, 02/25/2017 (S)	1,095,000	1,176,236
Series 2009-2A, Class A1,
4.260%, 03/25/2014 (S)	285,000	290,136
Huntington Auto Trust, Series 2012-1,
Class B 1.710%, 08/15/2017	291,000	294,321
LCM LP, Series 8A, Class A
2.067%, 01/14/2021 (P)(S)	1,100,000	1,103,313
Massachusetts RRB Special Purpose Trust,
Series 2001-1, Class A
6.530%, 06/01/2015	100,860	103,843
Prestige Auto Receivables Trust,
Series 2012-1, Class B
2.490%, 04/16/2018 (S)	336,000	339,389
Santander Drive Auto Receivables Trust
Series 2010-2, Class A3,
1.240%, 02/17/2014	785,000	785,654
Series 2011-1, Class B,
2.350%, 11/16/2015	945,000	955,509
Securitized Asset Backed Receivables LLC
Series 2006-HE1, Class A2B,
0.335%, 07/25/2036 (P)	1,111,189	374,864
Series 2006-HE1, Class A2D,
0.485%, 07/25/2036 (P)	1,092,729	380,079
SNAAC Auto Receivables Trust,
Series 2012-1A, Class A
1.780%, 06/15/2016 (S)	300,000	300,087
Volvo Financial Equipment LLC,
Series 2012-1A, Class B
1.510%, 08/15/2017 (S)	176,000	177,213

TOTAL ASSET BACKED SECURITIES (Cost $12,847,163)		$12,941,179

SHORT-TERM INVESTMENTS - 14.0%
Repurchase Agreement - 14.0%
Deutsche Bank Tri-Party Repurchase
Agreement dated 06/29/2012 at 0.200%
to be repurchased at $27,200,453 on
07/02/2012, collateralized by
$25,287,959 Government National
Mortgage Association, 3.500 - 5.000%
due 02/20/2026 - 01/15/2040 (valued at
$27,744,000, including interest)	27,200,000	27,200,000
UBS Warburg Tri-Party Repurchase
Agreement dated 06/29/2012 at 0.200%
to be repurchased at $27,100,452 on
07/02/2012, collateralized by
$25,181,801 Federal Home Loan
Mortgage Corp., 4.500% due 07/01/2041
(valued at $27,642,000,
including interest)	27,100,000	27,100,000

		54,300,000

TOTAL SHORT-TERM INVESTMENTS (Cost $54,300,000)		$54,300,000

Total Investments (Investment Quality Bond Trust)
(Cost $412,972,680) - 112.7%		$438,777,266
Other assets and liabilities, net - (12.7%)		(49,537,399)

TOTAL NET ASSETS - 100.0%		$389,239,867

Money Market Trust

	Shares or Principal Amount	Value

COMMERCIAL PAPER - 32.6%
American Honda Finance Corp. 0.120%,
07/25/2012 *	$15,000,000	$14,998,800
Bank of Nova Scotia 0.115%, 07/09/2012 *	10,000,000	9,999,744
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.160%,
07/05/2012 *	15,000,000	14,999,733
Barclays Bank PLC 0.140%, 07/05/2012 *	160,000,000	159,997,511
Cafco LLC 0.420%, 07/05/2012 *	160,000,000	159,992,533
Caisse Centrale Desjardins du Quebec 0.170%,
07/27/2012 *	15,000,000	14,998,158
Chariot Funding LLC 0.160%, 07/09/2012 *	50,000,000	49,998,222

The accompanying notes are an integral part of the financial statements.

57

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Money Market Trust (continued)

	Shares or Principal Amount	Value

COMMERCIAL PAPER (continued)
Chevron Corp. 0.080%, 07/05/2012 *	$100,000,000	$99,999,111
Deutsche Bank Financial LLC 0.200%,
07/11/2012 *	4,500,000	4,499,750
Deutsche Bank Financial LLC 0.190%,
07/11/2012 *	31,300,000	31,298,348
Deutsche Bank Financial LLC 0.180%,
07/03/2012 *	120,000,000	119,998,800
EI du Pont de Nemours & Company 0.140%,
07/11/2012 *	20,700,000	20,699,195
Govco LLC 0.420%, 07/06/2012 *	60,000,000	59,996,500
Govco LLC 0.400%, 07/02/2012 *	90,000,000	89,999,000
Jupiter Securitization Company LLC 0.160%,
07/03/2012 *	48,750,000	48,749,567
Nestle Cap Corp. 0.020%, 07/05/2012 *	50,000,000	49,999,889
Rabobank USA Financial Corp. 0.160%,
07/20/2012 *	2,400,000	2,399,797
Rabobank USA Financial Corp. 0.150%,
07/13/2012 *	30,000,000	29,998,500
Sigma-Aldrich Corp. 0.130%, 07/03/2012 *	21,100,000	21,099,848
Sigma-Aldrich Corp. 0.110%, 07/05/2012 *	18,500,000	18,499,774
Sigma-Aldrich Corp. 0.100%, 07/03/2012 *	50,750,000	50,749,718
Sigma-Aldrich Corp. 0.100%, 07/06/2012 *	32,100,000	32,099,554

TOTAL COMMERCIAL PAPER (Cost $1,105,072,052)		$1,105,072,052

CORPORATE INTEREST-BEARING
OBLIGATIONS - 18.5%
American Honda Finance Corp. 0.616%,
05/02/2013 *	13,000,000	13,013,960
General Electric Capital Corp. 5.450%,
01/15/2013 *	35,000,000	35,932,906
General Electric Capital Corp. 5.250%,
10/19/2012 *	32,367,000	32,804,388
General Electric Capital Corp. 4.800%,
05/01/2013 *	20,000,000	20,692,209
JPMorgan Chase & Company 5.375%,
10/01/2012 *	102,030,000	103,246,946
JPMorgan Chase & Company 4.750%,
05/01/2013 *	57,795,000	59,743,702
National Australia Bank, Ltd.
0.548%, 04/10/2013 (P)*	50,000,000	50,000,000
Toyota Motor Credit Corp.
0.568%, 06/13/2013 (P)*	85,000,000	85,000,000
Wachovia Corp. 5.500%, 05/01/2013 (P)*	75,000,000	77,934,261
Wachovia Corp. 2.236%, 05/01/2013 (P)*	30,000,000	30,438,989
Wells Fargo & Company 4.375%,
01/31/2013 *	50,000,000	51,099,722
Westpac Banking Corp.
1.019%, 04/08/2013 (P)*	18,470,000	18,533,807
Westpac Banking Corp. 0.550%, 04/12/2013 *	50,000,000	50,000,000

TOTAL CORPORATE INTEREST-BEARING
OBLIGATIONS (Cost $628,440,890)		$628,440,890

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 16.5%
FDIC Structured Sale Guaranteed Notes - 2.6%
JPMorgan Chase & Company
0.712%, 12/26/2012 (J)(P)*	86,796,000	87,026,667
U.S. Government - 12.5%
U.S. Treasury Bill
0.040%, 07/19/2012 *	350,000,000	349,993,000
0.135%, 12/13/2012 *	25,000,000	24,984,531
0.145%, 12/20/2012 *	50,000,000	49,965,361
U.S. Government Agency - 1.4%
Federal Home Loan Bank Discount Notes
0.040%, 07/06/2012 *	25,000,000	24,999,861
0.085%, 07/05/2012 *	14,800,000	14,799,860
Federal Home Loan Mortgage Corp.
0.290%, 10/12/2012 (P)*	7,000,000	7,000,399

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $558,769,679)		$558,769,679

CERTIFICATE OF DEPOSIT - 32.6%
Australia & New Zealand Banking Group, Ltd.
0.466%, 05/16/2013 *	80,000,000	80,007,065
Bank of Montreal
0.140%, 07/02/2012*	100,000,000	100,000,000
0.120%, 07/05/2012 *	60,000,000	60,000,000
Bank of Nova Scotia
0.550%, 10/12/2012 (P)*	90,000,000	90,000,000
0.480%, 04/18/2013 (P)*	60,000,000	60,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd.
0.717%, 05/14/2013 (P)*	80,000,000	80,007,017
0.520%, 11/26/2012 *	25,000,000	25,000,000
0.520%, 12/03/2012 *	40,000,000	40,000,859
Canadian Imperial Bank of Commerce
0.550%, 06/05/2013 (P)*	50,000,000	50,004,699
0.476%, 10/17/2012 (P)*	53,000,000	53,000,000
Credit Suisse New York 0.450%, 12/04/2012 *	50,000,000	49,992,210
National Bank of Canada
0.620%, 10/12/2012 (P)*	90,000,000	90,000,000
0.518%, 06/18/2013 *	50,000,000	50,000,000
Royal Bank of Canada
0.770%, 11/28/2012 *	75,000,000	75,000,000
0.590%, 10/05/2012 (P)*	100,000,000	100,000,000
Westpac Banking Corp. 0.590%, 04/24/2013 *	100,000,000	100,000,000

TOTAL CERTIFICATE OF DEPOSIT (Cost $1,103,011,850)		$1,103,011,850

Total Investments (Money Market Trust)
(Cost $3,395,294,471) - 100.2%		$3,395,294,471
Other assets and liabilities, net - (0.2%)		(6,132,997)

TOTAL NET ASSETS - 100.0%		$3,389,161,474

Money Market Trust B

	Shares or Principal Amount	Value

COMMERCIAL PAPER - 36.5%
Barclays Bank PLC 0.140%, 07/05/2012 *	$25,000,000	$24,999,614
Cafco LLC 0.420%, 07/05/2012 *	25,000,000	24,998,833
Deutsche Bank Financial LLC 0.180%,
07/05/2012 *	25,000,000	24,999,500
Govco LLC 0.420%, 07/06/2012 *	25,000,000	24,998,542
National Australia Funding 0.070%,
07/02/2012 *	10,443,000	10,442,980
Nestle Cap Corp. 0.030%, 07/05/2012 *	25,000,000	24,999,917
Sigma-Aldrich Corp. 0.130%, 07/05/2012 *	25,000,000	24,999,639
The Toronto-Dominion Bank 0.120%,
07/11/2012 *	25,000,000	24,999,167
Toyota Motor Credit Corp. 0.350%,
11/08/2012 *	9,615,000	9,602,848

TOTAL COMMERCIAL PAPER (Cost $195,041,040)		$195,041,040

The accompanying notes are an integral part of the financial statements.

58

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Money Market Trust B (continued)

	Shares or Principal Amount	Value

CORPORATE INTEREST-BEARING
OBLIGATIONS - 18.7%
American Honda Finance Corp.
0.616%, 05/02/2013 (S)*	$2,000,000	$2,002,148
General Electric Capital Corp. 5.450%,
01/15/2013 *	5,000,000	5,133,272
General Electric Capital Corp. 5.250%,
10/19/2012 *	4,735,000	4,798,986
General Electric Capital Corp. 4.800%,
05/01/2013 *	5,000,000	5,173,052
General Electric Company 5.000%,
02/01/2013 *	5,000,000	5,132,221
JPMorgan Chase & Company 5.375%,
10/01/2012 *	16,052,000	16,243,632
JPMorgan Chase & Company 4.750%,
05/01/2013 *	9,000,000	9,301,526
National Australia Bank, Ltd. 0.548%,
04/10/2013 *	7,000,000	7,000,000
Toyota Motor Credit Corp. 0.568%,
06/13/2013 *	15,000,000	15,000,000
Wachovia Corp. 5.500%, 05/01/2013 *	15,000,000	15,586,852
Wachovia Corp. 2.236%, 05/01/2013 *	4,553,000	4,619,624
Wells Fargo & Company 4.375%,
01/31/2013 *	5,000,000	5,109,972
Westpac Banking Corp.
0.550%, 04/12/2013 (S)*	5,000,000	5,000,000

TOTAL CORPORATE INTEREST-BEARING
OBLIGATIONS (Cost $100,101,285)		$100,101,285

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 11.9%
U.S. Government - 10.3%
U.S. Treasury Bill
0.040%, 07/19/2012 *	50,000,000	49,999,000
0.145%, 12/20/2012 *	5,000,000	4,996,536
U.S. Government Agency - 1.6%
Federal Home Loan Mortgage Corp.
Discount Notes
0.050%, 07/10/2012 *	7,750,000	7,749,903
0.290%, 10/12/2012 *	1,000,000	1,000,057

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $63,745,496)		$63,745,496

CERTIFICATE OF DEPOSIT - 33.3%
Australia & New Zealand Banking Group, Ltd.
0.466%, 05/16/2013 *	10,000,000	10,000,883
Bank of Montreal 0.080%, 07/05/2012 *	25,000,000	25,000,000
Bank of Nova Scotia
0.550%, 10/12/2012 *	15,000,000	15,000,000
0.480%, 04/18/2013 *	10,000,000	10,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd.
0.717%, 05/14/2013 *	10,000,000	10,000,877
0.520%, 11/26/2012 *	5,000,000	5,000,000
0.520%, 12/03/2012 *	5,000,000	5,000,107
0.160%, 07/05/2012 *	5,000,000	4,999,911
Canadian Imperial Bank of Commerce
0.550%, 06/05/2013 *	10,000,000	10,000,940
0.488%, 04/04/2013 *	8,000,000	8,000,000
0.476%, 10/17/2012 *	7,000,000	7,000,000
Credit Suisse New York 0.450%, 12/04/2012 *	5,000,000	5,000,000
National Bank of Canada
0.620%, 10/12/2012 *	15,000,000	15,000,000
0.518%, 06/18/2013 *	5,000,000	5,000,000
Royal Bank of Canada
0.770%, 11/28/2012 *	10,000,000	10,000,000
0.590%, 10/05/2012 *	15,000,000	15,000,000
Westpac Banking Corp.
0.650%, 02/12/2013 *	3,000,000	3,000,740
0.590%, 04/24/2013 *	15,000,000	15,000,000

TOTAL CERTIFICATE OF DEPOSIT (Cost $178,003,458)		$178,003,458

Total Investments (Money Market Trust B)
(Cost $536,891,279) - 100.4%		$536,891,279
Other assets and liabilities, net - (0.4%)		(2,345,079)

TOTAL NET ASSETS - 100.0%		$534,546,200

New Income Trust

	Shares or Principal Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 50.2%
U.S. Government - 15.1%
Treasury Inflation Protected Securities
1.875%, 07/15/2013	$27,720,230	$28,393,749
U.S. Treasury Bonds
4.625%, 02/15/2040	58,845,000	81,527,923
5.375%, 02/15/2031	19,365,000	28,245,673
6.750%, 08/15/2026	11,440,000	17,957,231
U.S. Treasury Notes
0.875%, 02/28/2017	60,475,000	61,023,024
1.250%, 03/15/2014	45,335,000	46,052,200
1.750%, 08/15/2012	103,295,000	103,500,764
2.125%, 08/15/2021	22,875,000	24,063,425
2.250%, 05/31/2014	25,575,000	26,508,078
2.625%, 04/30/2016	6,640,000	7,161,346
U.S. Treasury Strips, PO
6.191%, 05/15/2021	220,000	190,834

		424,624,247
U.S. Government Agency - 35.1%
Federal Home Loan Bank
4.500%, 11/15/2012	825,000	838,000
5.250%, 06/18/2014	510,000	558,732
Federal Home Loan Mortgage Corp.
2.370%, 01/01/2036 (P)	128,770	135,883
2.535%, 09/01/2032 (P)	2,578	2,761
2.601%, 06/01/2037 (P)	307,919	328,307
2.705%, 01/01/2037 (P)	48,276	51,776
2.725%, 07/01/2035 (P)	24,744	26,428
2.726%, 07/01/2035 (P)	47,366	50,766
2.746%, 04/01/2037 (P)	173,803	185,180
2.747%, 10/01/2036 (P)	222,196	237,577
2.759%, 02/01/2035 (P)	89,024	95,169
2.781%, 02/01/2037 (P)	103,906	111,440
2.835%, 05/01/2037 (P)	53,767	56,801
2.898%, 02/01/2037 (P)	234,211	248,323
3.081%, 02/01/2037 (P)	41,813	44,784
3.500%, 02/01/2042	14,752,580	15,484,867
4.000%, 06/01/2026 to 10/01/2041	30,530,146	32,393,037
4.500%, 11/01/2018 to 12/01/2040	46,342,148	49,550,338
4.586%, 06/01/2038 (P)	84,294	89,872
4.704%, 07/01/2038 (P)	115,994	124,077
4.969%, 09/01/2035 (P)	54,451	57,244
4.996%, 11/01/2035 (P)	42,872	45,672
5.000%, 10/01/2018 to 08/01/2040	33,146,316	35,741,712
5.045%, 03/01/2036 (P)	139,321	147,966
5.125%, 07/15/2012	2,180,000	2,183,994

The accompanying notes are an integral part of the financial statements.

59

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

New Income Trust (continued)

	Shares or Principal Amount		Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
5.337%, 01/01/2036 (P)		$3,523	$3,754
5.367%, 02/01/2038 (P)		159,968	171,566
5.500%, 03/01/2018 to 12/01/2039		1,232,882	1,334,915
5.904%, 12/01/2036 (P)		103,781	111,314
5.966%, 10/01/2036 (P)		187,269	200,854
6.000%, 03/01/2014 to 08/01/2038		1,527,380	1,678,584
6.065%, 11/01/2036 (P)		78,501	84,289
6.081%, 10/01/2036 (P)		181,856	198,024
6.219%, 08/01/2036 (P)		100,030	107,485
6.500%, 05/01/2017 to 03/01/2037		607,078	682,217
7.000%, 02/01/2024 to 06/01/2032		11,603	13,172
7.500%, 05/01/2024 to 06/01/2024		1,972	2,259
10.500%, 05/01/2019		97	111
Federal National Mortgage Association
2.111%, 10/01/2033 (P)		48,787	50,739
2.325%, 06/01/2037 (P)		68,188	71,257
2.431%, 11/01/2035 (P)		84,352	90,039
2.510%, 07/01/2027 (P)		661	681
2.537%, 07/01/2035 (P)		41,167	43,869
2.613%, 07/01/2036 (P)		283,060	302,002
2.626%, 08/01/2036 (P)		146,044	156,282
2.764%, 01/01/2037 (P)		76,177	81,700
2.899%, 12/01/2036 (P)		105,102	112,721
3.000%, 06/01/2027		18,755,000	19,682,810
3.500%, 12/01/2026 to 05/01/2042		59,341,093	62,501,839
3.875%, 07/12/2013		2,155,000	2,235,720
4.000%, 06/01/2025 to 02/01/2042		136,718,549	145,693,082
4.375%, 09/15/2012 to 10/15/2015		1,185,000	1,289,083
4.500%, 05/01/2019 to 12/01/2041		151,705,338	162,709,837
4.532%, 08/01/2037 (P)		60,683	64,178
4.595%, 09/01/2035 (P)		198,754	209,095
4.625%, 10/15/2014		660,000	723,278
4.789%, 05/01/2038 (P)		74,189	79,549
4.816%, 04/01/2038 (P)		86,152	92,336
4.861%, 05/01/2038 (P)		214,059	229,420
4.875%, 12/15/2016		350,000	411,216
4.888%, 05/01/2038 (P)		220,484	236,469
4.912%, 08/01/2038 (P)		69,808	74,869
5.000%, 03/01/2018 to 07/01/2041		113,150,723	122,890,439
5.224%, 12/01/2035 (P)		43,906	46,851
5.303%, 12/01/2035 (P)		9,864	10,506
5.406%, 09/01/2037 (P)		32,180	33,898
5.446%, 12/01/2035 (P)		13,622	14,409
5.488%, 12/01/2035 (P)		15,310	16,175
5.500%, 07/01/2013 to 04/01/2040		97,854,503	106,956,899
5.549%, 01/01/2019 (P)		419	452
5.974%, 09/01/2036 (P)		76,549	83,354
6.000%, 09/01/2017 to 04/01/2040		74,774,159	82,374,040
6.500%, 06/01/2013 to 01/01/2039		13,261,406	14,906,634
7.000%, 12/01/2029 to 04/01/2037		17,002	19,302
Government National
Mortgage Association
3.500%, 12/20/2041 to 03/20/2042		49,162,272	52,631,922
4.000%, 02/15/2041		824,940	905,047
4.500%, 01/15/2019 to 11/20/2040		16,696,955	18,393,550
5.000%, 01/15/2019 to 05/20/2040		8,645,003	9,522,413
5.500%, 02/15/2029 to 12/20/2039		16,425,081	18,250,406
6.000%, 05/15/2013 to 07/20/2039		12,373,931	13,829,771
6.500%, 12/15/2014 to 09/15/2038		3,571,284	4,092,195
7.000%, 04/15/2017 to 10/20/2036		1,328,627	1,533,490
9.250%, 10/15/2016 to 12/15/2019		3,072	3,437
9.750%, 07/15/2017 to 02/15/2021		2,891	3,234
10.250%, 11/15/2020		1,596	1,804
11.750%, 08/15/2013		329	341
12.250%, 03/15/2014 to 06/20/2015		290	313
12.750%, 12/20/2013 to 11/20/2014		452	488

			987,042,691

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $1,379,409,732)			$1,411,666,938

FOREIGN GOVERNMENT
OBLIGATIONS - 2.4%
Bermuda - 0.1%
Government of Bermuda
5.603%, 07/20/2020 (S)		2,190,000	2,505,360
Brazil - 0.8%
Federative Republic of Brazil
4.875%, 01/22/2021		1,000,000	1,156,500
5.625%, 01/07/2041		2,250,000	2,759,625
Notas do Tesouro Nacional
6.000%, 05/15/2015 to 05/15/2017	BRL	8,316,000	9,679,066
10.000%, 01/01/2017 to 01/01/2023		17,330,000	8,587,449

			22,182,640
Chile - 0.1%
Republic of Chile
3.875%, 08/05/2020		$1,820,000	2,020,200
Mexico - 0.6%
Government of Mexico
2.500%, 12/10/2020	MXN	75,667,238	6,111,016
6.500%, 06/10/2021		73,545,000	5,962,902
8.500%, 11/18/2038		53,190,000	4,824,079

			16,897,997
Netherlands - 0.0%
MDC-GMTN B.V.
5.750%, 05/06/2014 (S)		$350,000	376,263
Poland - 0.1%
Republic of Poland
3.875%, 07/16/2015		2,190,000	2,312,202
South Africa - 0.6%
Republic of South Africa
5.500%, 03/09/2020		3,715,000	4,281,538
6.500%, 06/02/2014		1,360,000	1,493,280
6.750%, 03/31/2021	ZAR	48,340,000	5,710,364
8.000%, 12/21/2018		54,620,000	7,066,902

			18,552,084
Sweden - 0.1%
Svensk Exportkredit AB
5.125%, 03/01/2017		$2,420,000	2,784,670

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $64,522,137)			$67,631,416

CORPORATE BONDS - 29.5%
Consumer Discretionary - 3.4%
Advance Auto Parts, Inc.
5.750%, 05/01/2020		2,005,000	2,267,306
Ameristar Casinos, Inc.
7.500%, 04/15/2021		1,000,000	1,070,000
Banque PSA Finance
4.375%, 04/04/2016 (S)		3,705,000	3,640,389

The accompanying notes are an integral part of the financial statements.

60

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

New Income Trust (continued)

	Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
British Sky Broadcasting Group PLC
9.500%, 11/15/2018 (S)	$590,000	$795,842
Comcast Corp.
3.125%, 07/15/2022	2,210,000	2,222,292
6.950%, 08/15/2037	3,680,000	4,732,333
COX Communications, Inc.
8.375%, 03/01/2039 (S)	2,615,000	3,684,339
DIRECTV Holdings LLC
2.400%, 03/15/2017	3,415,000	3,439,007
5.875%, 10/01/2019	1,750,000	2,008,822
Dollar General Corp.
4.125%, 07/15/2017	1,355,000	1,375,325
Ford Motor Credit Company LLC
3.875%, 01/15/2015	2,870,000	2,955,922
5.750%, 02/01/2021	9,680,000	10,640,740
General Motors Financial Company, Inc.
6.750%, 06/01/2018	1,400,000	1,531,124
Hyatt Hotels Corp.
3.875%, 08/15/2016	4,495,000	4,763,877
5.750%, 08/15/2015 (S)	4,020,000	4,408,734
Interpublic Group of Companies, Inc.
4.000%, 03/15/2022	2,365,000	2,402,928
Marriott International, Inc.
3.000%, 03/01/2019	1,970,000	1,992,954
NBCUniversal Media LLC
5.150%, 04/30/2020	7,735,000	8,886,138
News America, Inc.
4.500%, 02/15/2021	1,880,000	2,062,625
6.150%, 03/01/2037	3,620,000	4,106,557
7.850%, 03/01/2039	190,000	241,641
Nielsen Finance LLC
11.500%, 05/01/2016	146,000	166,075
O’Reilly Automotive, Inc.
4.875%, 01/14/2021	3,970,000	4,270,724
Omnicom Group, Inc.
4.450%, 08/15/2020	575,000	620,428
6.250%, 07/15/2019	4,850,000	5,740,838
QVC, Inc.
7.500%, 10/01/2019 (S)	400,000	444,092
Speedway Motorsports, Inc.
8.750%, 06/01/2016	200,000	217,500
TCM Sub LLC
3.550%, 01/15/2015 (S)	2,410,000	2,538,299
The Interpublic Group of Companies, Inc.
10.000%, 07/15/2017	2,250,000	2,542,500
Time Warner Cable, Inc.
5.500%, 09/01/2041	3,700,000	4,031,391
Unitymedia Hessen GmbH & Company
KG
8.125%, 12/01/2017 (S)	500,000	537,500
Virgin Media Secured Finance PLC
5.250%, 01/15/2021	1,670,000	1,851,372
WPP Finance 2010
4.750%, 11/21/2021	1,995,000	2,095,023
WPP Finance UK
8.000%, 09/15/2014	80,000	90,231

		94,374,868
Consumer Staples - 1.5%
Altria Group, Inc.
4.750%, 05/05/2021	4,490,000	5,095,593
9.250%, 08/06/2019	1,805,000	2,509,058
Bunge Ltd. Finance Corp.
3.200%, 06/15/2017	1,970,000	1,975,260
Bunge NA Finance LP
5.900%, 04/01/2017	870,000	973,656
Bunge, Ltd. Finance Corp.
4.100%, 03/15/2016	1,405,000	1,465,572
8.500%, 06/15/2019	1,365,000	1,705,057
Coca-Cola Bottling Company
5.000%, 11/15/2012	590,000	598,887
Delhaize Group SA
6.500%, 06/15/2017	3,055,000	3,395,776
Dr Pepper Snapple Group, Inc.
3.200%, 11/15/2021	1,415,000	1,447,633
Energizer Holdings, Inc.
4.700%, 05/24/2022	3,440,000	3,591,995
Kraft Foods Group, Inc.
3.500%, 06/06/2022 (S)	4,530,000	4,652,401
5.000%, 06/04/2042 (S)	1,120,000	1,187,073
Pernod-Ricard SA
4.450%, 01/15/2022 (S)	1,830,000	1,897,629
Reynolds American, Inc.
7.625%, 06/01/2016	1,125,000	1,356,350
Safeway, Inc.
3.400%, 12/01/2016	1,410,000	1,436,533
The Kroger Company
5.000%, 04/15/2042	1,160,000	1,169,191
5.400%, 07/15/2040	2,025,000	2,131,254
Tyson Foods Inc
4.500%, 06/15/2022	2,875,000	2,961,250
Wesfarmers, Ltd.
2.983%, 05/18/2016 (S)	2,345,000	2,414,916

		41,965,084
Energy - 5.2%
Anadarko Petroleum Corp.
6.375%, 09/15/2017	4,405,000	5,119,302
Antero Resources Finance Corp.
7.250%, 08/01/2019	675,000	698,625
Bill Barrett Corp.
9.875%, 07/15/2016	2,600,000	2,873,000
Boardwalk Pipelines LP
5.500%, 02/01/2017	320,000	351,624
5.750%, 09/15/2019	415,000	455,907
Buckeye Partners LP
4.875%, 02/01/2021	2,305,000	2,292,956
5.500%, 08/15/2019	2,465,000	2,590,503
Canadian Natural Resources, Ltd.
5.150%, 02/01/2013	275,000	281,954
6.250%, 03/15/2038	4,125,000	5,059,923
6.450%, 06/30/2033	65,000	79,008
Colorado Interstate Gas Company
5.950%, 03/15/2015	125,000	132,475
Concho Resources, Inc.
8.625%, 10/01/2017	500,000	551,250
DCP Midstream LLC
9.700%, 12/01/2013 (S)	740,000	813,529
DCP Midstream Operating LP
3.250%, 10/01/2015	1,085,000	1,101,706
Diamond Offshore Drilling, Inc.
4.875%, 07/01/2015	220,000	240,413
5.700%, 10/15/2039	1,880,000	2,239,599
5.875%, 05/01/2019	200,000	237,806
El Paso Natural Gas Company
5.950%, 04/15/2017	98,000	110,681
Enbridge Energy Partners LP
5.200%, 03/15/2020	465,000	527,285
5.500%, 09/15/2040	1,645,000	1,782,127

The accompanying notes are an integral part of the financial statements.

61

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

New Income Trust (continued)

	Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Energy Transfer Partners LP
5.200%, 02/01/2022	$3,120,000	$3,343,726
Enterprise Products Operating LLC
3.200%, 02/01/2016	4,530,000	4,746,665
5.950%, 02/01/2041	2,755,000	3,119,594
7.550%, 04/15/2038	520,000	668,644
EQT Corp.
4.875%, 11/15/2021	4,800,000	4,906,555
Gazprom OAO
4.950%, 05/23/2016 (S)	2,475,000	2,562,838
7.288%, 08/16/2037	140,000	158,900
8.625%, 04/28/2034	2,365,000	3,009,463
Gulf South Pipeline Company, LP
4.000%, 06/15/2022 (S)	2,105,000	2,087,888
Hess Corp.
6.000%, 01/15/2040	2,325,000	2,581,701
7.875%, 10/01/2029	1,724,000	2,256,795
8.125%, 02/15/2019	290,000	373,483
Kinder Morgan Energy Partners LP
3.950%, 09/01/2022	4,385,000	4,446,118
4.150%, 03/01/2022	870,000	895,093
Kinder Morgan Kansas, Inc.
6.500%, 09/01/2012	139,000	139,493
Magellan Midstream Partners LP
4.250%, 02/01/2021	455,000	490,207
6.550%, 07/15/2019	355,000	425,614
Murphy Oil Corp.
4.000%, 06/01/2022	2,065,000	2,104,782
Nabors Industries, Inc.
4.625%, 09/15/2021	2,155,000	2,240,821
9.250%, 01/15/2019	3,790,000	4,923,157
National Gas Company of Trinidad &
Tobago, Ltd.
6.050%, 01/15/2036 (S)	100,000	100,400
Newfield Exploration Company
5.625%, 07/01/2024	2,350,000	2,402,875
Noble Energy, Inc.
6.000%, 03/01/2041	2,665,000	3,046,932
Noble Holding International, Ltd.
5.250%, 03/15/2042	4,230,000	4,199,223
NuStar Logistics LP
4.800%, 09/01/2020	2,290,000	2,334,767
7.650%, 04/15/2018	185,000	215,661
Pemex Project Funding Master Trust
6.625%, 06/15/2035	2,340,000	2,784,600
Petrobras International Finance Company
5.750%, 01/20/2020	1,805,000	1,975,666
5.875%, 03/01/2018	2,680,000	2,971,970
7.875%, 03/15/2019	2,366,000	2,879,420
Petrohawk Energy Corp.
7.250%, 08/15/2018	1,920,000	2,160,154
Petroleos Mexicanos
4.875%, 01/24/2022 (S)	4,240,000	4,579,200
6.500%, 06/02/2041	1,775,000	2,072,313
Phillips 66
4.300%, 04/01/2022 (S)	1,875,000	1,974,011
5.875%, 05/01/2042 (S)	1,520,000	1,638,405
Pioneer Natural Resources Company
3.950%, 07/15/2022	2,700,000	2,708,710
Plains All American Pipeline LP
4.250%, 09/01/2012	295,000	296,346
5.750%, 01/15/2020	2,165,000	2,539,612
6.500%, 05/01/2018	1,315,000	1,578,491
Regency Energy Partners LP
9.375%, 06/01/2016	796,000	875,600
Reliance Holdings USA, Inc.
4.500%, 10/19/2020 (S)	1,690,000	1,589,311
5.400%, 02/14/2022 (S)	1,895,000	1,896,291
Rowan Companies, Inc.
5.000%, 09/01/2017	2,885,000	3,106,995
7.875%, 08/01/2019	360,000	434,822
SeaRiver Maritime, Inc.
- 09/01/2012 (Z)	475,000	472,261
Southeast Supply Header LLC
4.850%, 08/15/2014 (S)	440,000	463,159
Southern Natural Gas Company
5.900%, 04/01/2017 (S)	98,000	112,233
Swift Energy Company
8.875%, 01/15/2020	250,000	262,500
Talisman Energy, Inc.
3.750%, 02/01/2021	3,815,000	3,826,037
Transocean, Inc.
5.050%, 12/15/2016	1,940,000	2,105,051
Valero Energy Corp.
6.125%, 06/15/2017	1,880,000	2,189,286
9.375%, 03/15/2019	150,000	197,237
Weatherford International, Ltd.
6.750%, 09/15/2040	2,095,000	2,354,273
9.625%, 03/01/2019	2,035,000	2,653,475
Western Gas Partners LP
4.000%, 07/01/2022	3,265,000	3,265,000
Williams Partners LP
4.125%, 11/15/2020	2,275,000	2,382,264
6.300%, 04/15/2040	2,365,000	2,804,478

		146,470,239
Financials - 8.8%
American International Group, Inc.
4.250%, 09/15/2014	2,935,000	3,041,946
4.875%, 06/01/2022	3,285,000	3,363,916
5.850%, 01/16/2018	1,475,000	1,631,422
6.400%, 12/15/2020	700,000	792,559
Ameriprise Financial, Inc.
7.300%, 06/28/2019	2,530,000	3,160,398
Bank of America Corp.
3.875%, 03/22/2017	2,795,000	2,848,477
5.650%, 05/01/2018	13,785,000	14,747,524
Barclays Bank PLC
5.125%, 01/08/2020	3,205,000	3,480,133
5.200%, 07/10/2014	1,750,000	1,843,963
6.750%, 05/22/2019	380,000	443,537
Berkshire Hathaway Finance Corp.
4.250%, 01/15/2021	3,280,000	3,612,395
BPCE SA
2.375%, 10/04/2013 (S)	4,320,000	4,241,367
Capital One Financial Corp.
2.125%, 07/15/2014	3,110,000	3,136,786
2.150%, 03/23/2015	2,210,000	2,227,519
7.375%, 05/23/2014	320,000	351,556
Citigroup, Inc.
5.375%, 08/09/2020	1,360,000	1,470,580
6.125%, 05/15/2018	8,220,000	9,182,800
CNA Financial Corp.
5.875%, 08/15/2020	2,665,000	2,932,486
Discover Bank
8.700%, 11/18/2019	1,500,000	1,864,655
DNB Bank ASA
3.200%, 04/03/2017 (S)	4,440,000	4,492,667
E*Trade Financial Corp.
7.875%, 12/01/2015	675,000	685,125

The accompanying notes are an integral part of the financial statements.

62

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

New Income Trust (continued)

	Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Federal Realty Investment Trust
5.900%, 04/01/2020	$720,000	$823,101
Fifth Third Bancorp
3.500%, 03/15/2022	1,705,000	1,724,425
3.625%, 01/25/2016	2,780,000	2,933,197
6.250%, 05/01/2013	1,655,000	1,723,734
8.250%, 03/01/2038	1,900,000	2,581,536
General Electric Capital Corp.
2.100%, 01/07/2014	3,095,000	3,143,369
4.625%, 01/07/2021	5,620,000	6,185,833
5.300%, 02/11/2021	3,335,000	3,745,762
6.875%, 01/10/2039	6,270,000	8,099,172
Health Care REIT, Inc.
4.700%, 09/15/2017	2,440,000	2,583,679
Hospitality Properties Trust
7.875%, 08/15/2014	235,000	254,188
HSBC Bank USA NA
4.625%, 04/01/2014	100,000	104,250
HSBC Holdings PLC
5.100%, 04/05/2021	3,230,000	3,608,711
6.500%, 05/02/2036	2,375,000	2,621,383
International Lease Finance Corp.
6.625%, 11/15/2013	695,000	717,588
Janus Capital Group, Inc.
6.700%, 06/15/2017	625,000	670,703
Jefferies Group, Inc.
3.875%, 11/09/2015	1,755,000	1,724,288
5.875%, 06/08/2014	176,000	182,204
8.500%, 07/15/2019	2,220,000	2,408,700
JPMorgan Chase & Company
4.500%, 01/24/2022	15,430,000	16,634,450
KeyCorp
3.750%, 08/13/2015	2,405,000	2,546,820
5.100%, 03/24/2021	1,195,000	1,333,743
Kilroy Realty LP
4.800%, 07/15/2018	2,390,000	2,513,183
6.625%, 06/01/2020	2,330,000	2,656,193
Lincoln National Corp.
4.850%, 06/24/2021	2,210,000	2,316,409
MassMutual Global Funding II
3.625%, 07/16/2012 (S)	386,000	386,323
Morgan Stanley
4.000%, 07/24/2015	4,800,000	4,772,803
4.200%, 11/20/2014	5,935,000	5,926,655
6.625%, 04/01/2018	2,390,000	2,500,098
Nationstar Mortgage LLC
9.625%, 05/01/2019 (S)	375,000	396,563
Neuberger Berman Group LLC
5.875%, 03/15/2022 (S)	4,295,000	4,488,275
Nordea Bank AB
3.125%, 03/20/2017 (S)	3,750,000	3,767,648
4.875%, 05/13/2021 (S)	4,978,000	4,853,689
Nuveen Investments, Inc.
10.500%, 11/15/2015	4,067,000	4,128,005
Ohio National Financial Services, Inc.
6.350%, 04/01/2013 (S)	15,000	15,008
PNC Funding Corp.
3.625%, 02/08/2015	4,370,000	4,642,011
Principal Financial Group, Inc.
6.050%, 10/15/2036	180,000	202,880
7.875%, 05/15/2014	785,000	874,314
8.875%, 05/15/2019	200,000	259,377
ProLogis LP
4.500%, 08/15/2017	2,665,000	2,787,249
6.625%, 12/01/2019	1,825,000	2,129,353
Provident Companies, Inc.
7.000%, 07/15/2018	2,360,000	2,712,008
Prudential Financial, Inc.
5.375%, 06/21/2020	2,420,000	2,679,688
Raymond James Financial, Inc.
4.250%, 04/15/2016	900,000	936,211
RCI Banque SA
4.600%, 04/12/2016 (S)	3,215,000	3,202,593
Regency Centers LP
6.000%, 06/15/2020	1,065,000	1,220,415
Regions Financial Corp.
5.750%, 06/15/2015	800,000	840,000
Reinsurance Group of America, Inc.
5.000%, 06/01/2021	1,720,000	1,795,291
5.625%, 03/15/2017	2,275,000	2,481,354
6.450%, 11/15/2019	705,000	799,731
SLM Corp.
5.375%, 05/15/2014	350,000	362,269
6.000%, 01/25/2017	5,830,000	6,022,542
6.250%, 01/25/2016	2,335,000	2,451,750
8.450%, 06/15/2018	1,075,000	1,204,000
Standard Chartered PLC
3.850%, 04/27/2015 (S)	1,270,000	1,328,666
Sun Life Financial Global Funding LP
0.719%, 10/06/2013 (P)(S)	250,000	247,795
SunTrust Banks, Inc.
3.600%, 04/15/2016	2,215,000	2,300,807
Taylor Morrison Communities, Inc.
7.750%, 04/15/2020 (S)	3,525,000	3,683,625
The Goldman Sachs Group, Inc.
3.625%, 02/07/2016	4,175,000	4,176,827
5.750%, 01/24/2022	1,900,000	2,007,124
6.250%, 02/01/2041	2,450,000	2,557,869
6.750%, 10/01/2037	6,180,000	6,063,229
The Royal Bank of Scotland PLC
3.400%, 08/23/2013	4,040,000	4,082,060
U.S. Bancorp
3.442%, 02/01/2016	3,545,000	3,676,863
Unionbancal Corp.
3.500%, 06/18/2022	410,000	414,470
Unum Group
5.625%, 09/15/2020	1,040,000	1,119,371
UnumProvident Finance Company PLC
6.850%, 11/15/2015 (S)	555,000	619,997
Ventas Realty LP
3.125%, 11/30/2015	835,000	850,240
4.000%, 04/30/2019	2,170,000	2,226,474

		247,581,952
Health Care - 1.2%
Aristotle Holding, Inc.
3.900%, 02/15/2022 (S)	1,920,000	1,991,700
Biomet, Inc.
11.625%, 10/15/2017	3,835,000	4,137,006
Boston Scientific Corp.
4.500%, 01/15/2015	2,445,000	2,605,592
Community Health Systems, Inc.
8.000%, 11/15/2019	4,150,000	4,419,750
Express Scripts, Inc.
3.125%, 05/15/2016	2,780,000	2,895,506
6.250%, 06/15/2014	1,380,000	1,509,020
HCA, Inc.
8.500%, 04/15/2019	200,000	224,000
Kaiser Foundation Hospitals
3.500%, 04/01/2022	2,455,000	2,549,515

The accompanying notes are an integral part of the financial statements.

63

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

New Income Trust (continued)

	Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Health Care (continued)
Life Technologies Corp.
3.500%, 01/15/2016	$3,455,000	$3,598,154
Medco Health Solutions, Inc.
2.750%, 09/15/2015	1,275,000	1,311,257
Medtronic, Inc.
3.000%, 03/15/2015	4,145,000	4,399,118
Novant Health Inc
5.850%, 11/01/2019	1,445,000	1,604,430
UnitedHealth Group, Inc.
4.625%, 11/15/2041	2,165,000	2,330,103
Universal Hospital Services, Inc.
4.111%, 06/01/2015 (P)	315,000	299,250

		33,874,401
Industrials - 1.9%
BAA Funding, Ltd.
4.875%, 07/15/2021 (S)	4,280,000	4,511,608
Canadian National Railway Company
2.850%, 12/15/2021	1,080,000	1,118,065
Continental Airlines 2009-1 Pass
Through Trust
9.000%, 07/08/2016	1,477,533	1,691,776
Continental Airlines 2009-2 Class A Pass
Through Trust
7.250%, 11/10/2019	396,768	447,356
Continental Airlines 2010-1 Class A Pass
Through Trust
4.750%, 01/12/2021	1,029,776	1,078,690
Continental Airlines 2012-1 Class A Pass
Through Trust
4.150%, 04/11/2024	1,150,000	1,129,875
CSX Corp.
5.750%, 03/15/2013	290,000	299,688
Delta Air Lines 2009-1 Class A Pass
Through Trust
7.750%, 12/17/2019	603,647	685,140
Delta Air Lines 2010-2 Class A Pass
Through Trust
4.950%, 05/23/2019	929,962	988,084
Delta Air Lines 2011-1 Class A Pass
Through Trust
5.300%, 04/15/2019	595,785	636,000
Delta Air Lines, Inc.
9.500%, 09/15/2014 (S)	397,000	419,331
ERAC USA Finance LLC
2.250%, 01/10/2014 (S)	1,565,000	1,574,511
5.250%, 10/01/2020 (S)	3,300,000	3,677,563
GATX Corp.
3.500%, 07/15/2016	1,590,000	1,631,434
4.850%, 06/01/2021	2,730,000	2,799,364
L-3 Communications Corp.
4.750%, 07/15/2020	4,270,000	4,557,495
Odebrecht Finance, Ltd.
5.125%, 06/26/2022 (S)	3,005,000	2,974,950
Republic Services, Inc.
3.550%, 06/01/2022	2,285,000	2,311,618
5.700%, 05/15/2041	3,950,000	4,537,298
Roper Industries, Inc.
6.250%, 09/01/2019	2,835,000	3,375,958
Southwest Airlines Company
5.125%, 03/01/2017	3,710,000	4,073,547
Union Pacific Corp.
4.750%, 09/15/2041	3,475,000	3,774,677
Valmont Industries, Inc.
6.625%, 04/20/2020	2,505,000	2,941,288
Verisk Analytics, Inc.
5.800%, 05/01/2021	2,000,000	2,233,752
Weatherford International, Ltd.
4.500%, 04/15/2022	480,000	492,334

		53,961,402
Information Technology - 0.9%
Advanced Micro Devices, Inc.
8.125%, 12/15/2017	300,000	325,500
Affiliated Computer Services, Inc.
5.200%, 06/01/2015	1,095,000	1,178,004
CDW LLC
8.000%, 12/15/2018	3,840,000	4,166,400
Equinix, Inc.
7.000%, 07/15/2021	3,875,000	4,262,500
Fidelity National Information
Services, Inc.
7.625%, 07/15/2017	3,755,000	4,139,888
Fiserv, Inc.
3.125%, 06/15/2016	1,215,000	1,252,998
Hewlett-Packard Company
3.000%, 09/15/2016	4,470,000	4,599,581
4.650%, 12/09/2021	1,195,000	1,253,560
Xerox Corp.
2.950%, 03/15/2017	4,095,000	4,143,190
6.350%, 05/15/2018	485,000	565,724

		25,887,345
Materials - 1.8%
Allegheny Technologies, Inc.
5.950%, 01/15/2021	4,760,000	5,262,018
9.375%, 06/01/2019	270,000	343,744
ArcelorMittal
3.750%, 02/25/2015 to 03/01/2016	6,335,000	6,377,823
4.500%, 02/25/2017	2,880,000	2,837,134
5.375%, 06/01/2013	2,100,000	2,159,774
Ashland, Inc.
9.125%, 06/01/2017	350,000	385,000
Barrick Gold Corp.
5.250%, 04/01/2042	2,470,000	2,649,794
Barrick North America Finance LLC
5.700%, 05/30/2041	4,395,000	4,973,707
Celulosa Arauco y Constitucion SA
4.750%, 01/11/2022 (S)	1,130,000	1,156,059
5.000%, 01/21/2021	1,998,000	2,063,878
5.125%, 07/09/2013	70,000	71,959
Corp. Nacional del Cobre de Chile
7.500%, 01/15/2019 (S)	260,000	329,597
Hexion Us Finance Corp.
6.625%, 04/15/2020	2,050,000	2,101,250
Holcim US Finance Sarl & Cie SCS
6.000%, 12/30/2019 (S)	1,745,000	1,830,641
International Paper Company
4.750%, 02/15/2022	6,135,000	6,701,684
9.375%, 05/15/2019	400,000	537,275
Newcrest Finance Pty, Ltd.
4.450%, 11/15/2021 (S)	4,230,000	4,343,948
The Dow Chemical Company
8.550%, 05/15/2019	4,625,000	6,154,964

		50,280,249
Telecommunication Services - 2.1%
America Movil SAB de CV
2.375%, 09/08/2016	620,000	636,286
5.625%, 11/15/2017	4,935,000	5,779,759

The accompanying notes are an integral part of the financial statements.

64

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

New Income Trust (continued)

	Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Telecommunication Services (continued)
American Tower Corp.
4.700%, 03/15/2022	$1,855,000	$1,905,794
5.050%, 09/01/2020	3,410,000	3,584,176
7.250%, 05/15/2019	3,768,000	4,422,129
AT&T, Inc.
5.550%, 08/15/2041	5,895,000	7,036,461
6.450%, 06/15/2034	385,000	479,792
CC Holdings GS V LLC
7.750%, 05/01/2017 (S)	1,495,000	1,620,206
Clear Channel Worldwide Holdings, Inc.
7.625%, 03/15/2020 (S)	125,000	119,688
Cricket Communications, Inc.
10.000%, 07/15/2015	300,000	309,000
Crown Castle Towers LLC
6.113%, 01/15/2020 (S)	3,988,000	4,619,416
GTP Acquisition Partners I LLC
4.347%, 06/15/2016 (S)	1,335,000	1,397,431
Qwest Corp.
3.718%, 06/15/2013 (P)	125,000	125,117
7.500%, 10/01/2014	175,000	195,101
SBA Telecommunications, Inc.
8.000%, 08/15/2016	97,000	103,305
8.250%, 08/15/2019	81,000	88,695
SBA Tower Trust
4.254%, 04/15/2015 (S)	5,420,000	5,668,339
Sprint Nextel Corp.
9.000%, 11/15/2018 (S)	3,955,000	4,419,713
Telecom Italia Capital SA
5.250%, 11/15/2013	1,180,000	1,182,950
6.175%, 06/18/2014	4,825,000	4,861,188
Telefonica Emisiones SAU
3.992%, 02/16/2016	3,730,000	3,335,623
5.855%, 02/04/2013	50,000	50,119
6.221%, 07/03/2017	2,290,000	2,150,736
Vivendi SA
3.450%, 01/12/2018 (S)	4,335,000	4,247,190
Windstream Corp.
8.125%, 08/01/2013	125,000	131,719

		58,469,933
Utilities - 2.7%
AmeriGas Finance LLC
6.750%, 05/20/2020	325,000	331,500
7.000%, 05/20/2022	1,300,000	1,339,000
Appalachian Power Company
5.650%, 08/15/2012	350,000	351,894
6.375%, 04/01/2036	2,010,000	2,505,740
Centrais Eletricas Brasileiras SA
5.750%, 10/27/2021 (S)	3,520,000	3,847,360
Constellation Energy Group, Inc.
5.150%, 12/01/2020	4,000,000	4,430,816
EDF SA
4.600%, 01/27/2020 (S)	2,900,000	3,070,714
EDP Finance BV
5.375%, 11/02/2012 (S)	2,225,000	2,229,228
Electricite de France
6.950%, 01/26/2039 (S)	1,875,000	2,223,242
Enogex LLC
6.250%, 03/15/2020 (S)	1,500,000	1,695,026
Exelon Generation Company LLC
6.250%, 10/01/2039	945,000	1,024,917
FirstEnergy Corp.
7.375%, 11/15/2031	3,630,000	4,561,251
Florida Gas Transmission Company, LLC
3.875%, 07/15/2022 (S)	1,920,000	1,915,953
Georgia Power Company
4.750%, 09/01/2040	3,370,000	3,704,968
Iberdrola Finance Ireland, Ltd.
3.800%, 09/11/2014 (S)	2,325,000	2,262,648
Korea Hydro & Nuclear Power
Company, Ltd.
3.125%, 09/16/2015 (S)	2,315,000	2,365,661
Massachusetts Electric Company
5.900%, 11/15/2039 (S)	1,750,000	2,231,742
Monongahela Power Company
5.700%, 03/15/2017 (S)	265,000	304,090
Nevada Power Company
6.650%, 04/01/2036	1,400,000	1,886,821
6.750%, 07/01/2037	245,000	331,841
7.125%, 03/15/2019	915,000	1,168,489
NiSource Finance Corp.
5.250%, 02/15/2043	2,250,000	2,284,522
5.950%, 06/15/2041	2,725,000	3,049,422
6.150%, 03/01/2013	102,000	105,475
6.250%, 12/15/2040	1,315,000	1,502,092
NSTAR Electric Company
5.500%, 03/15/2040	3,455,000	4,332,618
Ohio Power Company
5.750%, 09/01/2013	195,000	205,471
Oncor Electric Delivery Company LLC
4.550%, 12/01/2041 (S)	1,970,000	1,878,430
ONEOK, Inc.
4.250%, 02/01/2022	2,805,000	2,939,870
PacifiCorp
6.250%, 10/15/2037	3,000,000	4,039,107
Pennsylvania Electric Company
6.150%, 10/01/2038	1,375,000	1,639,077
Piedmont Natural Gas Company, Inc.
6.000%, 12/19/2033	10,000	12,163
PPL WEM Holdings PLC
3.900%, 05/01/2016 (S)	3,200,000	3,354,979
Public Service Company of Oklahoma
5.150%, 12/01/2019	885,000	1,024,487
San Diego Gas & Electric Company
6.000%, 06/01/2039	750,000	1,042,647
Southern California Edison Company
5.750%, 03/15/2014	160,000	173,412
Southwest Gas Corp.
3.875%, 04/01/2022	1,115,000	1,176,157
Tampa Electric Company
6.150%, 05/15/2037	235,000	309,735
TECO Finance, Inc.
5.150%, 03/15/2020	3,015,000	3,448,402
6.572%, 11/01/2017	35,000	42,232

		76,343,199

TOTAL CORPORATE BONDS (Cost $780,868,634)		$829,208,672

MUNICIPAL BONDS - 3.8%
Bay Area Toll Authority (California)
6.263%, 04/01/2049	1,500,000	2,002,305
Chicago Metropolitan Water Reclamation
District (Illinois) 5.720%, 12/01/2038	2,235,000	2,824,280
Chicago Transit Authority, Series A
(Illinois) 6.899%, 12/01/2040	260,000	306,465
City of Chicago 6.395%, 01/01/2040	1,925,000	2,464,732
City of Houston (Texas)
5.000%, 03/01/2023	1,765,000	2,158,772
5.000%, 03/01/2024	2,070,000	2,500,829

The accompanying notes are an integral part of the financial statements.

65

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

New Income Trust (continued)

	Shares or Principal Amount	Value

MUNICIPAL BONDS (continued)
City of New York (New York)
5.846%, 06/01/2040	$2,400,000	$2,770,752
5.000%, 04/01/2024	3,520,000	4,194,502
City of San Antonio (Texas)
5.000%, 02/01/2023	5,335,000	6,684,061
Commonwealth of Massachusetts
5.250%, 09/01/2024	2,410,000	3,099,694
5.000%, 06/01/2025	2,110,000	2,483,301
4.500%, 08/01/2031	2,780,000	3,054,330
Commonwealth of Pennsylvania
5.000%, 06/01/2024	5,090,000	6,243,649
District of Columbia
5.250%, 12/01/2034	2,610,000	3,133,357
5.591%, 12/01/2034	375,000	465,829
East Bay Municipal Utility District
(California) 5.874%, 06/01/2040	1,665,000	2,256,025
Kansas Development Finance Authority
5.501%, 05/01/2034	110,000	128,821
Los Angeles Department of Airports
(California) 7.053%, 05/15/2040	2,600,000	3,497,572
Maryland State Transportation Authority
5.754%, 07/01/2041	3,770,000	4,914,610
5.888%, 07/01/2043	1,070,000	1,390,465
Metropolitan Transportation Authority
(New York) 7.336%, 11/15/2039	2,150,000	3,144,203
New York City Housing
Development Corp. (New York)
6.420%, 11/01/2027	50,000	51,045
New York City Municipal Water Finance
Authority (New York)
5.952%, 06/15/2042	840,000	1,106,944
New York City Transitional Finance
Authority (New York)
5.267%, 05/01/2027	3,925,000	4,520,148
5.508%, 08/01/2037	2,630,000	3,188,086
New York City Transitional Finance
Authority Future Tax Secured Revenue
(New York)
5.000%, 11/01/2024	1,300,000	1,558,375
5.000%, 02/01/2025	1,315,000	1,548,307
New York State Dormitory Authority
5.000%, 12/15/2023	1,370,000	1,678,319
Regional Transportation District
(Colorado) 5.000%, 11/01/2038	2,630,000	2,933,186
San Diego County Water Authority
(California) 6.138%, 05/01/2049	840,000	1,108,187
South Carolina State Public Service
Authority 4.322%, 12/01/2027	3,205,000	3,460,342
State of Hawaii 5.000%, 12/01/2023	4,670,000	5,699,828
State of Oregon 5.892%, 06/01/2027	60,000	75,754
State of Washington
5.000%, 07/01/2024	2,255,000	2,742,396
5.000%, 07/01/2025	1,925,000	2,321,242
Texas Transportation Commission
5.178%, 04/01/2030	3,885,000	4,741,448
Tompkins County Industrial Development
Agency (New York)
5.000%, 07/01/2037	2,665,000	2,995,407
Utah Transit Authority
5.937%, 06/15/2039	2,155,000	2,900,867
Virginia Commonwealth Transportation
Board 5.350%, 05/15/2035	515,000	638,971
Virginia Public School Authority
5.000%, 08/01/2023	3,125,000	3,874,125

TOTAL MUNICIPAL BONDS (Cost $98,199,772)		$106,861,531

TERM LOANS (M) - 2.0%
Consumer Discretionary - 0.8%
Bresnan Broadband Holdings LLC
- 12/14/2017 (T)	3,156,987	3,122,260
CCO Holdings LLC
2.745%, 09/05/2014	1,300,000	1,288,083
EMI Musc Publishing, Ltd.
- 11/14/2017 (T)	2,850,000	2,849,111
KAR Auction Services, Inc.
5.000%, 05/19/2017	4,083,750	4,082,729
The ServiceMaster Company
2.750%, 07/24/2014	264,335	260,700
2.790%, 07/24/2014	2,654,461	2,617,963
TWCC Holding Corp.
4.250%, 02/13/2017	4,377,655	4,366,711
Univision Communications, Inc.
4.495%, 03/31/2017	4,480,742	4,217,498

		22,805,055
Consumer Staples - 0.4%
Del Monte Corp.
4.500%, 03/08/2018	4,261,685	4,188,439
Dunkin’ Brands, Inc.
4.000%, 11/23/2017	4,613,157	4,538,193
Reynolds Group Holdings, Inc.
6.500%, 02/09/2018	2,934,749	2,947,386

		11,674,018
Financials - 0.0%
Nuveen Investments, Inc.
5.963%, 05/12/2017	610,942	599,945
5.963%, 05/13/2017	522,867	512,846

		1,112,791
Health Care - 0.4%
Biomet, Inc.
3.374%, 03/25/2015	728,954	717,109
Capsugel Holdings US, Inc.
5.250%, 08/01/2018	4,109,264	4,106,696
HCA, Inc.
3.495%, 05/01/2018	3,578,988	3,470,502
Warner Chilcott Company LLC
4.250%, 03/15/2018	2,444,063	2,430,532

		10,724,839
Information Technology - 0.1%
First Data Corp.
5.245%, 03/24/2017	2,951,102	2,804,470
Materials - 0.1%
Anchor Glass Container Corp.
6.000%, 03/02/2016	2,350,455	2,338,703
Telecommunication Services - 0.2%
Intelsat Jackson Holdings SA
5.250%, 04/02/2018	1,980,000	1,967,625
Level 3 Financing, Inc.
5.750%, 09/03/2018	2,825,000	2,815,584

		4,783,209

TOTAL TERM LOANS (Cost $56,192,232)		$56,243,085

COLLATERALIZED MORTGAGE
OBLIGATIONS - 6.8%
Commercial & Residential - 6.7%
Adjustable Rate Mortgage Trust,
Series 2005-8, Class 7A-31
0.486%, 11/25/2035 (P)	418,827	400,650
American Tower Trust, Series 2007-1A,
Class D 5.957%, 04/15/2037 (S)	350,000	366,582

The accompanying notes are an integral part of the financial statements.

66

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

New Income Trust (continued)

	Shares or Principal Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Banc of America Funding Corp.
Series 2005-A 5A1,
0.547%, 02/20/2035 (P)	$310,888	$250,638
Series BAFC 2005-B 2A1,
3.119%, 04/20/2035 (P)	4,516,346	3,526,810
Banc of America Merrill Lynch
Commercial Mortgage, Inc.
Series 2005-3, Class A2,
4.501%, 07/10/2043	122,583	123,123
Series 2007-1, Class AAB,
5.422%, 01/15/2049	5,446,974	5,785,792
Series 2007-4, Class A4,
5.725%, 02/10/2051	3,050,000	3,512,182
Banc of America Mortgage Securities
Series 2004-I, Class 3A2,
2.756%, 10/25/2034 (P)	17,199	17,310
Series 2004-H, Class 2A2,
2.763%, 09/25/2034 (P)	79,218	72,112
Series 2005-J, Class 2A1,
2.793%, 11/25/2035 (P)	197,578	153,912
Series 2004-A, Class 2A2,
2.966%, 02/25/2034 (P)	58,518	53,994
Series 2004-D, Class 2A2,
3.117%, 05/25/2034 (P)	33,187	30,568
Series 2005-J, Class 3A1,
5.163%, 11/25/2035 (P)	1,765,327	1,546,776
Bear Stearns Commercial
Mortgage Securities
Series 2005-PWR9, Class AAB,
4.804%, 09/11/2042	209,350	217,969
Series 2002-TOP8, Class A2,
4.830%, 08/15/2038	109,483	109,723
Series 2007-PW15, Class AAB,
5.315%, 02/11/2044	571,773	595,999
Series 2006-PW13, Class AAB,
5.530%, 09/11/2041	41,277	43,273
Series 2006-PW3, Class A4,
5.540%, 09/11/2041	2,981,000	3,395,228
Series 2006-PW12, Class A4,
5.718%, 09/11/2038 (P)	385,000	437,374
Citigroup/Deutsche Bank
Commercial Mortgage Trust
Series 2007-CD4, Class ASB,
5.278%, 12/11/2049	47,741	50,059
Series 2006-CD3, Class AAB,
5.608%, 10/15/2048	277,335	285,768
Commercial Mortgage Loan Trust,
Series 2008-LS1, Class A3
6.001%, 12/10/2049 (P)	1,770,585	1,768,340
Commercial Mortgage Pass Through
Certificates, Series 2007-C9, Class A4
5.811%, 12/10/2049 (P)	8,900,000	10,374,525
Credit Suisse First Boston Mortgage
Securities Corp., Series 2004-C2,
Class A1 3.819%, 05/15/2036	33,120	33,512
Credit Suisse Mortgage
Capital Certificates
Series 2010-1R, Class 12A1,
3.285%, 03/27/2036 (P)(S)	309,977	303,805
Series 2010-1R, Class 42A1,
5.000%, 10/27/2036 (S)	436,430	445,938
Series 2008-C1, Class A3,
6.201%, 02/15/2041 (P)	1,795,000	1,975,649
DB-UBS Mortgage Trust,
Series 2011-LC3A, Class A2
3.642%, 08/10/2044	5,215,000	5,622,172
Fosse Master Issuer PLC
Series 2011-1A, Class A2,
1.866%, 10/18/2054 (P)(S)	2,705,000	2,719,848
Series 2012-1A, Class 3A1,
1.955%, 10/18/2054 (P)(S)	2,795,000	2,797,571
Series 2011-1A, Class A5,
1.955%, 10/18/2054 (P)(S)	575,000	578,742
GMAC Mortgage Corp. Loan Trust,
Series 2005-AR3, Class 5A1
5.085%, 06/19/2035 (P)	743,893	693,606
Greenwich Capital
Commercial Funding Corp.
Series 2005-GG3, Class A3,
4.569%, 08/10/2042	574,110	580,986
Series 2005-GG3, Class AAB,
4.619%, 08/10/2042	63,438	64,762
Series 2007-GG9, Class A4,
5.444%, 03/10/2039	3,875,000	4,299,766
GS Mortgage Securities Corp. II,
Series 2006-GG6, Class A4
5.553%, 04/10/2038 (P)	5,100,000	5,671,848
Holmes Master Issuer PLC
Series 2012-1A, Class A2,
2.105%, 10/15/2054 (P)(S)	860,000	869,068
Series 2012-3A, Class B1,
2.466%, 10/15/2054 (P)	2,950,000	2,950,000
JPMorgan Chase Commercial
Mortgage Securities Corp.
Series 2003-LN1, Class A1,
4.134%, 10/15/2037	6,794	6,882
Series 2005-LDP4, Class ASB,
4.824%, 10/15/2042 (P)	296,244	307,622
Series 2006-LDP9, Class A3,
5.336%, 05/15/2047	620,000	686,101
Series 2006-CB14, Class A4,
5.481%, 12/12/2044 (P)	60,000	66,904
Series 2006-CB16, Class A4,
5.552%, 05/12/2045	8,727,000	9,851,064
Series 2007-C1, Class A4,
5.716%, 02/15/2051	9,565,000	10,829,043
Series 2007-CB19, Class A4,
5.734%, 02/12/2049 (P)	3,653,000	4,141,479
LB-UBS Commercial Mortgage Trust
Series 2003-C7, Class A3,
4.559%, 09/15/2027 (P)	514,454	516,286
Series 2006-C1, Class A4,
5.156%, 02/15/2031	5,667,500	6,313,703
Series 2006-C7, Class A3,
5.347%, 11/15/2038	2,185,000	2,460,415
Series 2007-C1, Class A4,
5.424%, 02/15/2040	2,142,000	2,417,277
Series 2007-C2, Class A3,
5.430%, 02/15/2040	1,890,000	2,110,353
Series 2008-C1, Class AM,
6.158%, 04/15/2041 (P)	825,000	868,399
Merrill Lynch Mortgage Trust
Series 2006-C2, Class AM,
5.782%, 08/12/2043 (P)	2,950,000	3,070,714
Series 2007-C1, Class A4,
5.846%, 06/12/2050 (P)	9,300,000	10,336,755

The accompanying notes are an integral part of the financial statements.

67

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

New Income Trust (continued)

	Shares or Principal Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Morgan Stanley Capital I
Series 2007-IQ13, Class A4,
5.364%, 03/15/2044	$10,875,000	$12,158,250
Series 2007-HQ11, Class A4,
5.447%, 02/12/2044 (P)	13,725,000	15,522,838
Series 2007-T27,
5.657%, 06/11/2042 (P)	81,726	81,684
Series 2007-IQ14, Class A4,
5.692%, 04/15/2049 (P)	1,885,000	2,075,334
Series 2007-IQ15, Class A4,
5.880%, 06/11/2049 (P)	1,100,000	1,246,622
Series 2008-T29, Class A4,
6.278%, 01/11/2043 (P)	5,222,000	6,268,092
Sequoia Mortgage Trust, Series 2010-H1,
Class A1 3.750%, 02/25/2040 (P)	405,858	412,124
Silverstone Master Issuer PLC,
Series 2011-1A, Class 1A
2.003%, 01/21/2055 (P)(S)	5,420,000	5,455,138
Vendee Mortgage Trust, Series 1996-3,
Class 4 9.602%, 03/15/2025 (P)	7,178	8,159
Wachovia Bank
Commercial Mortgage Trust
Series 2006-C23, Class A4,
5.418%, 01/15/2045 (P)	5,370,000	5,969,072
Series 2006-C24,
5.558%, 03/15/2045 (P)	4,468,000	5,021,737
Series 2006-C28, Class A4,
5.572%, 10/15/2048	8,720,000	9,669,303
Series 2007-C34, Class A3,
5.678%, 05/15/2046	1,235,000	1,418,978
WaMu Mortgage Pass
Through Certificates
Series 2005-AR13, Class A1A1,
0.536%, 10/25/2045 (P)	424,176	339,595
Series 2005-AR13, Class A1A3,
1.026%, 10/25/2045 (P)	760,428	636,101
Series 2006-AR4, Class 1A1,
1.087%, 05/25/2046 (P)	1,296,062	1,009,375
Series 2005-AR12, Class 2A1,
4.838%, 09/25/2035 (P)	814,677	762,702
Wells Fargo Mortgage
Backed Securities Trust
Series 2005-AR2, Class 3A1,
2.614%, 03/25/2035 (P)	87,112	83,418
Series 2005-AR2, Class 2A2,
2.616%, 03/25/2035 (P)	175,742	162,580
Series 2003-O, Class 5A1,
4.868%, 01/25/2034 (P)	93,253	90,520
WF-RBS Commercial Mortgage Trust,
Series 2011-C2, Class B
5.174%, 02/15/2044 (P)(S)	1,740,000	1,883,515

		186,984,114
U.S. Government Agency - 0.1%
Federal Home Loan Mortgage Corp.
Series 2003-2627, Class IE IO,
4.500%, 04/15/2018	5,624	194
Series 2003-41, Class YV,
5.500%, 04/25/2014	67,264	67,922
Series 2005-R003, Class VA,
5.500%, 08/15/2016	248,081	253,798
Series R005, Class AB,
5.500%, 12/15/2018	25,413	25,582
Series R006, Class AK,
5.750%, 12/15/2018	24,895	25,105
Series 2006-R007, Class VA,
6.000%, 09/15/2016	32,520	32,596
Series R013, Class AB,
6.000%, 12/15/2021	2,947	2,951
Series 199, Class PO,
6.500%, 08/01/2028	3,108	3,011
Federal National Mortgage Association
Series 2005-46, Class CN,
5.000%, 01/25/2020	7,432	7,437
Series 2002-84, Class VA,
5.500%, 11/25/2013	44,099	44,596
Series 319, Class 2 IO,
6.500%, 02/01/2032	10,776	1,652
Government National
Mortgage Association
Series 2008-8, Class A,
3.612%, 08/16/2027	1,897	1,896
Series 2010-92, Class PI IO,
4.500%, 11/20/2037	8,313,008	1,107,621
Series 2011-88, Class EI, IO,
4.500%, 11/20/2039	1,891,066	298,973
Series 2011-41 Class AI, IO,
4.500%, 12/20/2039	10,697,368	1,764,062
Series 2004-43, Class D,
4.994%, 03/16/2030 (P)	49,000	52,658
Series 1998-6, Class EA PO,
7.500%, 03/16/2028	18,033	16,234

		3,706,288

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $173,966,127)		$190,690,402

ASSET BACKED SECURITIES - 3.7%
Ally Auto Receivables Trust
2.400%, 11/15/2017 (S)	1,110,000	1,114,924
Series 2009-B, Class C,
4.060%, 05/16/2016 (S)	4,027,000	4,167,271
AmeriCredit
Automobile Receivables Trust
Series 2011-2, Class B,
2.330%, 03/08/2016	3,905,000	3,964,208
Series 2012-1, Class C,
2.670%, 01/08/2018	300,000	305,256
Series 2011-1, Class C,
2.850%, 08/08/2016	2,495,000	2,562,585
Series 2010-1, Class C,
5.190%, 08/17/2015	1,300,000	1,359,026
BankBoston Home Equity Loan Trust,
Series 1998-2, Class A6
6.640%, 12/25/2028 (P)	19,845	18,795
Cabela’s Master Credit Card Trust
1.630%, 02/18/2020 (S)	2,000,000	2,025,223
Series 2011-2A, Class A1,
2.390%, 06/17/2019 (S)	4,800,000	5,023,535
CarMax Auto Owner Trust
Series 2010-1, Class B,
3.750%, 12/15/2015	635,000	658,146
Series 2009-2, Class B,
4.650%, 08/17/2015	3,665,000	3,852,927
Series 2010-1, Class C,
4.880%, 08/15/2016	405,000	418,326

The accompanying notes are an integral part of the financial statements.

68

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

New Income Trust (continued)

	Shares or Principal Amount	Value

ASSET BACKED SECURITIES (continued)
CenterPoint Energy Transition Bond
Company LLC, Series 2005-A,
Class A2 4.970%, 08/01/2014	$6,727	$6,754
Chase Funding Mortgage Loan Asset-
Backed Certificates
Series 2002-4, Class 2A1,
0.986%, 10/25/2032 (P)	5,201	4,402
Series 2003-3, Class 1A6,
3.717%, 10/25/2014	35,345	35,146
Series 2002-2, Class 1M1,
5.599%, 09/25/2031	16,954	11,887
CIT Equipment Collateral,
Series 2012-VT1, Class A3
1.100%, 08/22/2016 (S)	1,780,000	1,780,713
CNH Equipment Trust, Series 2010-B,
Class A4 1.740%, 01/17/2017	6,650,000	6,736,992
Countrywide Asset-Backed Certificates,
Series 2004-BC1, Class M2
1.851%, 01/25/2034 (P)	3,749,108	2,411,246
Dominos Pizza Master Issuer LLC,
Series 2012-1A, Class A2
5.216%, 01/25/2042 (S)	12,507,919	13,049,594
Ford Credit Auto Owner Trust,
Series 2009-D, Class D
8.140%, 02/15/2016 (S)	1,370,000	1,493,893
Ford Credit Floorplan Master Owner Trust
Series 2012-2, Class A,
1.920%, 01/15/2019	6,500,000	6,613,514
Series 2010-3, Class A1,
4.200%, 02/15/2017 (S)	2,450,000	2,644,816
Series 2010-3, Class C,
4.990%, 02/15/2017 (S)	4,490,000	4,810,733
GE Capital Credit Card Master
Note Trust, Series 2012-2, Class A
2.220%, 01/15/2022	5,465,000	5,583,912
GE Equipment Small Ticket LLC,
Series 2011-1, Class A3
1.450%, 01/21/2018 (S)	2,985,000	3,003,931
Huntington Auto Trust
Series 2011-1A B,
1.840%, 01/17/2017 (S)	455,000	459,185
Series 2011-1A C,
2.530%, 03/15/2017 (S)	2,160,000	2,201,634
Hyundai Auto Lease
Securitization Trust 2011-A
1.050%, 04/17/2017 (S)	1,400,000	1,401,280
Marriott Vacation Club Owner Trust
Series 2006-2A, Class A,
5.362%, 10/20/2028 (S)	47,947	48,608
Series 2006-1A, Class A,
5.737%, 04/20/2028 (S)	149,705	151,859
Series 2006-1A, Class B,
5.827%, 04/20/2028 (S)	7,283	7,382
Merrill Lynch Mortgage Investors, Inc.,
Series 2005-WMC1, Class M1
0.996%, 09/25/2035 (P)	2,315,513	1,931,634
MMAF Equipment Finance LLC,
Series 2009-AA, Class A3
2.370%, 11/15/2013 (S)	696,177	698,692
Nissan Master Owner Trust Receivables,
Series 2010-AA, Class A
1.399%, 01/15/2015 (P)(S)	3,895,000	3,917,028
Nordstrom Private Label Credit Card
Master Note Trust, Series 2011-1A,
Class A 2.280%, 11/15/2019 (S)	6,905,000	7,141,884
Renaissance Home Equity Loan Trust,
Series 2007-1, Class AF1
5.742%, 04/25/2037	3,352,714	1,645,394
Residential Asset Mortgage Products, Inc.,
Series 2003-RZ2 3.600%, 04/25/2033	12,593	12,110
Smart Trust
Series 2011-2USA, Class A3A,
1.540%, 03/14/2015 (S)	2,240,000	2,252,208
Series 2011-1USA, Class A3A,
1.770%, 10/14/2014 (S)	3,740,343	3,753,488
Terwin
Mortgage Trust 4.849%, 08/25/2036	541,249	535,315
Volkswagen Auto
Lease Trust 1.060%, 05/22/2017	2,705,000	2,707,520
Wheels SPV LLC 1.530%, 03/20/2021 (S)	1,370,000	1,373,693

TOTAL ASSET BACKED SECURITIES (Cost $103,158,246)		$103,896,669

CAPITAL PREFERRED SECURITIES - 0.4%
Financials - 0.4%
BB&T Capital Trust II
6.750%, 06/07/2036	2,160,000	2,146,258
JPMorgan Chase Capital XXVII
7.000%, 11/01/2039	2,825,000	2,825,000
JPMorgan Chase Capital XVIII
6.950%, 08/17/2036	110,000	110,000
PNC Financial Services Group, Inc.
(6.750% to 08/01/2021, then 3 month
LIBOR + 3.678%)
08/01/2021 (Q)	4,475,000	4,719,783
USB Capital XIII Trust
6.625%, 12/15/2039	1,500,000	1,512,255

		11,313,296

TOTAL CAPITAL PREFERRED
SECURITIES (Cost $11,109,028)		$11,313,296

SHORT-TERM INVESTMENTS - 0.9%
Money Market Funds - 0.8%
T. Rowe Price Reserve Investment
Fund, 0.1573% (Y)	22,053,549	22,053,549
Repurchase Agreement - 0.1%
Repurchase Agreement with State
Street Corp. dated 06/29/2012 at
0.010% to be repurchased at $2,551,554
on 07/02/2012, collateralized by
$2,445,000 Federal National Mortgage
Association, 1.750% due 05/07/2013
(valued at $2,482,543, including
interest) and $125,000 U.S. Treasury
Notes, 1.750% due 03/31/2014 (valued
at $128,086, including interest)	2,551,552	2,551,552

TOTAL SHORT-TERM INVESTMENTS (Cost $24,605,101)		$24,605,101

Total Investments (New Income Trust)
(Cost $2,692,031,009) - 99.7%		$2,802,117,110
Other assets and liabilities, net - 0.3%		9,799,270

TOTAL NET ASSETS - 100.0%		$2,811,916,380

The accompanying notes are an integral part of the financial statements.

69

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Real Return Bond Trust

	Shares or Principal Amount		Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 91.6%
U.S. Government - 86.1%
Treasury Inflation Protected Securities
0.125%, 04/15/2016 (D)		$5,211,400	5,427,183
0.125%, 04/15/2017		709,037	748,920
0.125%, 01/15/2022 (C)		8,538,516	9,044,824
0.500%, 04/15/2015		1,486,240	1,543,716
0.625%, 07/15/2021 (C)		9,998,352	11,146,603
1.125%, 01/15/2021		2,839,590	3,271,074
1.250%, 04/15/2014 to 07/15/2020		4,900,872	5,484,390
1.375%, 01/15/2020		531,945	619,051
1.625%, 01/15/2015		1,927,776	2,049,166
1.750%, 01/15/2028 (C)		4,392,280	5,507,849
1.875%, 07/15/2015		118,278	128,692
2.000%, 01/15/2014		2,708,093	2,812,186
2.000%, 07/15/2014 to 01/15/2026 (C)		12,362,722	13,454,575
2.000%, 01/15/2016 (C)(D)		5,563,966	6,159,048
2.125%, 01/15/2019 (C)(F)		4,714,951	5,645,786
2.375%, 01/15/2025 (C)		12,935,907	17,047,093
2.375%, 01/15/2027		456,324	612,793
2.500%, 07/15/2016 to 01/15/2029		3,596,991	4,746,213
3.375%, 04/15/2032 (C)		9,845,572	15,879,834
3.625%, 04/15/2028		568,968	878,256
3.875%, 04/15/2029 (C)		2,938,614	4,752,291

			116,959,543
U.S. Government Agency - 5.5%
Federal Home Loan Mortgage Corp.
0.204%, 03/21/2013 (P)		2,800,000	2,801,445
Federal National Mortgage Association
2.700%, 03/28/2022		4,100,000	4,123,358
Small Business Administration
5.902%, 02/10/2018		482,012	535,342

			7,460,145

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $124,045,625)			$124,419,688

FOREIGN GOVERNMENT
OBLIGATIONS - 3.2%
Australia - 2.1%
Commonwealth of Australia
2.500%, 09/20/2030	AUD	1,200,000	1,631,982
New South Wales Treasury Corp.
2.500%, 11/20/2035		500,000	599,213
2.750%, 11/20/2025		500,000	643,182

			2,874,377
Canada - 1.0%
Government of Canada
1.500%, 12/01/2044	CAD	634,170	808,525
2.750%, 09/01/2016		100,000	104,266
4.250%, 12/01/2021		294,144	409,285

			1,322,076
United Kingdom - 0.1%
Government of United Kingdom
0.375%, 03/22/2062	GBP	102,805	182,293

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $3,850,889)			$4,378,746

CORPORATE BONDS - 18.6%
Energy - 0.1%
Petroleos Mexicanos
5.500%, 01/21/2021		$100,000	113,000
Financials - 17.4%
Achmea Hypotheekbank NV
3.200%, 11/03/2014 (S)		244,000	254,551
Ally Financial, Inc.
3.667%, 02/11/2014 (P)		500,000	496,370
American International Group, Inc.
(8.625% to 05/22/2018, then 3 month
GBP LIBOR + 4.400%)
05/22/2038	GBP	200,000	314,484
Bank of Montreal
2.850%, 06/09/2015 (S)		$1,000,000	1,058,390
BBVA Bancomer SA
6.500%, 03/10/2021 (S)		200,000	202,000
Citigroup, Inc.
2.467%, 08/13/2013 (P)		1,900,000	1,913,199
Commonwealth Bank of Australia
0.889%, 07/12/2013 (P)(S)		5,900,000	5,922,308
0.968%, 06/25/2014 (P)(S)		5,300,000	5,344,727
Dexia Credit Local
0.867%, 03/05/2013 (P)(S)		300,000	290,917
2.750%, 04/29/2014 (S)		400,000	390,336
Everest Reinsurance Holdings, Inc.
5.400%, 10/15/2014		1,000,000	1,043,403
ING Bank Australia, Ltd.
4.170%, 06/24/2014 (P)	AUD	600,000	618,592
International Lease Finance Corp.
6.500%, 09/01/2014 (S)		$100,000	105,500
Morgan Stanley
1.001%, 03/01/2013 (P)	EUR	200,000	250,165
NIBC Bank NV
2.800%, 12/02/2014 (S)		$1,600,000	1,660,195
Nordea Bank AB
1.367%, 01/14/2014 (P)(S)		1,200,000	1,200,128
Royal Bank of Scotland PLC
1.842%, 10/15/2012 (P)		300,000	300,548
The Goldman Sachs Group, Inc.
0.918%, 03/22/2016 (P)		2,100,000	1,900,233
Westpac Banking Corp.
3.585%, 08/14/2014 (S)		400,000	421,852

			23,687,898
Materials - 0.7%
Rexam PLC
6.750%, 06/01/2013 (S)		1,000,000	1,032,464
Telecommunication Services - 0.4%
Telefonica Emisiones SAU
0.796%, 02/04/2013 (P)		500,000	490,003

TOTAL CORPORATE BONDS (Cost $21,914,094)			$25,323,365

MUNICIPAL BONDS - 0.2%
North Carolina State Education Assistance
Authority, Series 2011-2, Class A1
0.916%, 10/26/2020 (P)		234,827	234,606

TOTAL MUNICIPAL BONDS (Cost $234,421)			$234,606

COLLATERALIZED MORTGAGE
OBLIGATIONS - 6.4%
Commercial & Residential - 5.3%
Banc of America Large Loan, Inc.,
Series 2009-UB1, Class A4A
5.692%, 06/24/2050 (P)(S)		250,000	278,865
BCAP LLC Trust
Series 2011-RR5, Class 5A1,
5.250%, 08/26/2037 (S)		400,000	392,000

The accompanying notes are an integral part of the financial statements.

70

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Real Return Bond Trust (continued)

	Shares or Principal Amount		Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
BCAP LLC Trust (continued)
Series 2011-RR5, Class 12A1,
5.530%, 03/26/2037 (P)(S)		$100,000	$78,000
Bear Stearns Adjustable
Rate Mortgage Trust
Series 2003-3, Class 3A2,
2.507%, 05/25/2033 (P)		158,818	156,578
Series 2005-1, Class 2,
2.884%, 03/25/2035 (P)		55,987	46,357
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-6, Class A3
1.990%, 09/25/2035 (P)		72,875	70,608
Commercial Mortgage Pass Through
Certificates, Series 2010-C1, Class A1
3.156%, 07/10/2046 (S)		96,587	101,240
Countrywide Alternative Loan Trust,
Series 2007-OA4, Class A1
0.415%, 05/25/2047 (P)		578,391	355,190
Countrywide Home Loan Mortgage Pass
Through Trust, Series 2003-HYB3,
Class 7A1 2.788%, 11/19/2033 (P)		46,944	46,075
Credit Suisse Mortgage Capital
Certificates, Series 2009-RR1,
Class A3A 5.383%, 02/15/2040 (S)		100,000	109,614
Granite Mortgages PLC, Series 2004-3,
Class 3A2 1.298%, 09/20/2044 (P)	GBP	155,116	233,789
Greenpoint Mortgage Funding Trust,
Series 2005-AR1, Class A2
0.465%, 06/25/2045 (P)		$379,122	245,595
GS Mortgage Securities Corp. II
Series 2007-EOP, Class A2,
1.260%, 03/06/2020 (P)(S)		250,000	246,612
Series 2010-C1, Class A2,
4.592%, 08/10/2043 (S)		600,000	667,483
GSR Mortgage Loan Trust,
Series 2005-AR1, Class 1A1
2.858%, 01/25/2035 (P)		37,562	33,471
Holmes Master Issuer PLC,
Series 2011-1A, Class A3
2.107%, 10/15/2054 (P)(S)	EUR	700,000	891,193
Indymac INDA Mortgage Loan Trust,
Series 2005-AR1, Class 2A1
5.072%, 11/25/2035 (P)		$116,286	90,110
JP Morgan Mortgage Trust
Series 2005-A6, Class 2A1,
2.773%, 08/25/2035 (P)		91,498	82,019
Series 2007-A1, Class 1A1,
2.880%, 07/25/2035 (P)		107,812	103,101
Mastr Adjustable Rate Mortgages Trust,
Series 2003-6, Class 2A1
2.687%, 12/25/2033 (P)		179,706	170,523
Merrill Lynch Mortgage Investors, Inc.,
Series 2005-3, Class 5A
0.495%, 11/25/2035 (P)		473,666	380,922
NCUA Guaranteed Notes
Series 2010-R1, Class 1A,
0.691%, 10/07/2020 (P)		216,128	216,567
Series 2010-R3, Class 2A,
0.800%, 12/08/2020 (P)		263,129	264,240
RBSCF Trust, Series 2010-RR4,
Class CMLA 6.203%, 12/16/2049 (P)(S)		100,000	113,677
Securitized Asset Sales, Inc.,
Series 1993-6, Class A5
3.136%, 11/26/2023 (P)		3,857	3,871
Sequoia Mortgage Trust, Series 2007-3,
Class 1A1 0.444%, 07/20/2036 (P)		101,359	82,081
Structured Adjustable Rate
Mortgage Loan Trust
Series 2004-19, Class 2A1,
1.547%, 01/25/2035 (P)		129,961	76,157
Series 2004-1, Class 4A2,
2.740%, 02/25/2034 (P)		240,957	232,957
Series 2004-18, Class 5A,
5.500%, 12/25/2034 (P)		264,125	253,798
Structured Asset Mortgage
Investments, Inc., Series 2004-AR5,
Class 1A1 0.903%, 10/19/2034 (P)		170,718	151,239
Vornado DP LLC, Series 2010-VNO,
Class A2FX 4.004%, 09/13/2028 (S)		600,000	653,854
Wachovia Bank Commercial
Mortgage Trust, Series 2004-C14,
Class A4 5.088%, 08/15/2041 (P)		100,000	106,823
WaMu Mortgage Pass-
Through Certificates
Series 2005-AR15, Class A1A1,
0.505%, 11/25/2045 (P)		181,224	143,185
Series 2006-AR17, Class 1A1A,
0.968%, 12/25/2046 (P)		156,895	112,400
Series 2002-AR17, Class 1A,
1.347%, 11/25/2042 (P)		29,495	25,336
Series 2005-AR10, Class 3A1,
5.505%, 08/25/2035 (P)		23,331	21,192

U.S. Government Agency - 1.1%
Federal Home Loan Mortgage Corp.
Series 2752, Class FM,
0.592%, 12/15/2030 (P)		106,657	106,672
Series 3172, Class FK,
0.692%, 08/15/2033 (P)		409,308	410,997
Series T-62, Class 1A1,
1.315%, 10/25/2044 (P)		661,671	662,717
Federal National Mortgage Association
Series 2006-118, Class A2,
0.309%, 12/25/2036 (P)		102,731	97,774
Series 2004-63, Class FA,
0.395%, 08/25/2034 (P)		128,190	124,769
Series 2003-W8, Class 3F2,
0.595%, 05/25/2042 (P)		90,295	90,345

			1,493,274

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $9,119,521)			$8,729,996

ASSET BACKED SECURITIES - 3.1%
Aquilae CLO PLC, Series 2006-1X,
Class A 1.754%, 01/17/2023 (P)	EUR	189,299	229,236
Bear Stearns Asset Backed Securities, Inc.
Series 2006-HE9, Class 1A1,
0.295%, 11/25/2036 (P)		$748	743
Series 2006-AQ1, Class 2A1,
0.325%, 10/25/2036 (P)		70,233	64,898
Citibank Omni Master Trust,
Series 2009-A14A, Class A14
2.992%, 08/15/2018 (P)(S)		400,000	420,049
Equity One Asset Backed Securities, Inc.,
Series 2004-1, Class AV2
0.545%, 04/25/2034 (P)		85,791	61,013

The accompanying notes are an integral part of the financial statements.

71

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Real Return Bond Trust (continued)

	Shares or Principal Amount		Value

ASSET BACKED SECURITIES (continued)
HSBC Home Equity Loan Trust,
Series 2006-2, Class A1
0.394%, 03/20/2036 (P)		$115,839	$109,230
HSI Asset Securitization Corp. Trust,
Series 2006-HE1, Class 2A1
0.295%, 10/25/2036 (P)		6,779	2,403
Illinois Student Assistance Commission,
Series 2010-1, Class A1
0.946%, 04/25/2017 (P)		86,516	85,940
Landmark CDO, Ltd., Series 2005-1A,
Class A1L 0.767%, 06/01/2017 (P)(S)		174,049	171,344
LCM LP, Series 5A, Class A1
0.698%, 03/21/2019 (P)(S)		500,000	478,995
Magnolia Funding, Ltd., Series 2010-1A,
Class A1 1.314%, 04/11/2021 (P)(S)	EUR	464,742	553,807
Nelnet Student Loan Trust, Series 2008-4,
Class A2 1.166%, 07/25/2018 (P)		$61,159	61,397
Park Place Securities, Inc.,
Series 2005-WCW1, Class A1B
0.505%, 09/25/2035 (P)		30,826	28,808
Penta CLO SA, Series 2007-1X, Class A1
1.166%, 06/04/2024 (P)	EUR	193,661	226,859
SLM Student Loan Trust
Series 2010-C, Class A1,
1.892%, 12/15/2017 (P)(S)		$88,747	88,952
Series 2009-CT, Class 1A,
2.350%, 04/15/2039 (P)(S)		217,901	219,536
Symphony CLO, Ltd., Series 2007-3A,
Class A1A 0.707%, 05/15/2019 (P)(S)		500,000	482,524
Venture CDO, Ltd., Series 2006-7A,
Class A1A 0.696%, 01/20/2022 (P)(S)		700,000	654,270
Wood Street CLO BV, Series II-A,
Class A1 1.347%, 03/29/2021 (P)(S)	EUR	188,869	228,715

TOTAL ASSET BACKED SECURITIES (Cost $4,243,070)			$4,168,719

OPTIONS PURCHASED - 0.1%
Call Options - 0.1%
Over the Counter USD Options 1 Year
Forward Volatility Agreement.
(Expiration Date: 09/19/2012; Strike
Price: $8.72, Counterparty: Goldman
Sachs Bank USA) (I)		200,000	16,280
Over the Counter USD Options 1 Year
Forward Volatility Agreement.
(Expiration Date: 09/19/2012; Strike
Price: $8.85, Counterparty: Morgan
Stanley Capital Services LLC) (I)		300,000	24,420
Over the Counter USD Options 1 Year
Forward Volatility Agreement.
(Expiration Date: 12/10/2012; Strike
Price: $8.30, Counterparty: Royal Bank
of Scotland PLC) (I)		200,000	15,577
Over the Counter USD Options 1 Year
Forward Volatility Agreement.
(Expiration Date: 12/10/2012; Strike
Price: $8.35, Counterparty: Deutsche
Bank AG) (I)		200,000	15,577

			71,854
Put Options - 0.0%
Over the Counter USD Options on 30 Year
Interest Rate Swaption. Receive a
floating rate based on 3-month LIBOR
and pay a fixed rate of 3.875%
(Expiration Date: 04/14/2014; Strike
Price: $3.87, Counterparty: Deutsche
Bank AG) (I)	EUR	700,000	19,828

TOTAL OPTIONS PURCHASED (Cost $113,585)			$91,682

SHORT-TERM INVESTMENTS - 42.5%
U.S. Government Agency - 13.7%
Federal Home Loan Bank Discount
Notes 0.167%, 12/21/2012 *		11,600,000	11,590,663
Federal Home Loan Mortgage Corp.
Discount Notes
0.160%, 12/10/2012 *		100,000	99,928
0.160%, 12/17/2012 *		2,800,000	2,797,897
0.160%, 01/03/2013 *		4,200,000	4,196,528

			18,685,016

FOREIGN GOVERNMENT - 5.2%
Japan Treasury Discount Bill
0.099%, 08/06/2012*	JPY	560,000,000	7,005,069

REPURCHASE AGREEMENT - 23.6%
Repurchase Agreement with State
Street Corp. dated 06/29/2012 at
0.010% - 0.200% to be repurchased at
$32,138,491 on 07/02/2012,
collateralized by $645,000 Federal
Home Loan Mortgage Corp., 1.000%
due 07/30/2014 (valued at $655,798,
including interest), collateralized by
$7,109,000 Treasury Inflation Protected
Securities, 1.625% - 3.625% due
01/15/2015 - 04/15/2028 (valued at
$14,224,099, including interest) and
collateralized by $17,258,400
U.S. Treasury Notes, 0.250% - 4.500%
due 03/31/2014 - 08/15/2039 (valued at
$18,012,056, including interest)		$32,138,000	32,138,000

TOTAL SHORT-TERM INVESTMENTS (Cost $57,753,900)			$57,828,085

Total Investments (Real Return Bond Trust)
(Cost $221,275,105) - 165.7%			$225,174,887
Other assets and liabilities, net - (65.7%)			(89,290,302)

TOTAL NET ASSETS - 100.0%			$135,884,585

Short Term Government Income Trust

	Shares or Principal Amount		Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 90.7%
U.S. Government - 14.2%
U.S. Treasury Notes
0.875%, 12/31/2016		$5,560,000	5,612,125
1.000%, 08/31/2016		5,840,000	5,934,444
1.250%, 09/30/2015		8,010,000	8,209,625
1.500%, 12/31/2013		16,285,000	16,575,068
1.750%, 03/31/2014		3,225,000	3,304,870

The accompanying notes are an integral part of the financial statements.

72

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Short Term Government Income Trust (continued)

	Shares or Principal Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government (continued)
U.S. Treasury Notes (continued)
2.000%, 04/30/2016	$5,275,000	$5,565,125
2.125%, 05/31/2015	22,370,000	23,469,284
2.500%, 04/30/2015	11,425,000	12,095,328

		80,765,869
U.S. Government Agency - 76.5%
Federal Agricultural Mortgage Corp.
2.000%, 07/27/2016	6,464,000	6,747,492
2.125%, 09/15/2015	16,420,000	17,057,605
2.375%, 07/22/2015	20,010,000	21,026,328
3.250%, 08/11/2014	3,195,000	3,366,354
5.125%, 04/19/2017 (S)	20,785,000	24,459,809
Federal Farm Credit Bank
1.100%, 06/20/2017	8,670,000	8,668,361
1.370%, 10/11/2016	8,000,000	8,024,080
1.900%, 12/21/2017	7,925,000	7,973,881
2.180%, 11/09/2018	19,815,000	19,908,051
Federal Home Loan Bank
0.600%, 03/05/2015	7,000,000	7,003,374
0.960%, 02/08/2016	11,390,000	11,390,456
1.000%, 01/03/2017	15,725,000	15,708,599
1.240%, 03/13/2017 to 03/14/2017	32,885,000	32,915,358
Federal Home Loan Mortgage Corp.
0.875%, 10/24/2014	6,000,000	6,007,266
1.375%, 09/14/2017	7,865,000	7,897,317
1.500%, 05/23/2017	11,870,000	11,907,616
1.550%, 01/25/2018	15,790,000	15,849,197
2.668%, 11/01/2033 (P)	54,068	57,917
2.820%, 01/01/2037 (P)	497,427	533,491
4.271%, 09/01/2039 (P)	679,592	715,304
5.500%, 11/01/2035	557,821	608,120
6.000%, 11/01/2028 to 12/01/2028	216,996	240,550
6.500%, 11/01/2037 to 09/01/2039	2,939,096	3,292,115
7.000%, 04/01/2018 to 06/01/2032	398,053	451,964
9.500%, 08/01/2020	28,888	33,421
12.000%, 07/01/2020	2,167	2,325
Federal National Mortgage Association
0.650%, 04/30/2015	17,015,000	17,024,562
0.700%, 03/26/2015 to 06/26/2015	11,365,000	11,397,502
2.125%, 01/01/2033 (P)	18,223	18,850
2.311%, 09/01/2033 (P)	201,199	211,748
2.321%, 09/01/2041 (P)	8,448,192	8,751,975
2.429%, 04/01/2042 (P)	7,191,410	7,458,659
2.496%, 02/01/2042 (P)	10,125,354	10,515,061
2.605%, 02/01/2042 (P)	7,628,757	7,942,141
3.530%, 07/01/2039 (P)	33,260	34,539
4.272%, 05/01/2034 (P)	124,671	131,121
4.952%, 04/01/2048 (P)	22,300	23,953
5.000%, 04/01/2019 to 03/01/2025	2,140,962	2,304,056
5.500%, 04/01/2018 to 08/01/2040	8,267,147	9,037,744
6.000%, 10/01/2036 to 05/01/2037	7,453,508	8,225,489
6.500%, 02/01/2026 to 01/01/2039	20,773,093	23,328,736
7.000%, 07/01/2022 to 07/01/2034	1,045,984	1,185,921
7.500%, 09/01/2029 to 02/01/2031	199,258	232,433
8.000%, 07/01/2014 to 03/01/2033	402,272	470,807
8.500%, 08/01/2019	90,115	102,163
9.000%, 05/01/2021	1,579	1,630
11.500%, 09/15/2013 to 09/01/2019	8,082	8,420
12.000%, 01/01/2013 to 04/20/2016	26,604	28,948
12.500%, 09/20/2015	4,246	4,654
13.500%, 11/15/2014	234	234
Government National Mortgage Association
3.000%, 07/20/2041 (P)	14,088,258	14,780,501
3.500%, 07/20/2041 (P)	17,924,195	18,896,484
3.750%, 10/20/2039 (P)	1,472,686	1,543,587
4.000%, 10/20/2039 (P)	609,838	639,973
5.000%, 03/20/2040	204,329	226,125
6.000%, 09/15/2038 to 01/20/2039	1,041,740	1,166,634
6.500%, 02/15/2034 to 09/15/2034	500,693	577,147
7.500%, 02/15/2022 to 12/15/2027	192,324	222,259
8.000%, 12/15/2025	94,276	107,149
8.500%, 11/15/2015 to 06/15/2025	225,404	260,551
Tennessee Valley Authority
4.375%, 06/15/2015	20,195,000	22,417,278
4.500%, 04/01/2018	10,349,000	12,211,510
4.875%, 12/15/2016	8,501,000	9,973,569
5.500%, 07/18/2017	9,413,000	11,451,592

		434,762,056

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $505,977,414)		$515,527,925

COLLATERALIZED MORTGAGE
OBLIGATIONS - 7.9%
U.S. Government Agency - 7.9%
Federal Home Loan Mortgage Corp.
Series K708, Class X1 IO,
1.513%, 01/25/2019	11,539,000	953,502
Series K709, Class X1 IO,
1.547%, 03/25/2019	6,787,462	568,450
Series K017, Class X1 IO,
1.608%, 12/25/2021	4,655,296	464,715
Series K707, Class X1 IO,
1.696%, 12/25/2018	5,086,929	419,809
Series K706, Class X1 IO,
1.734%, 10/25/2018	15,736,699	1,316,674
Series 3956, Class DJ,
3.250%, 10/15/2036	5,275,366	5,432,549
Series 2525, Class AM,
4.500%, 04/15/2032	692,679	786,051
Series 3499, Class PA,
4.500%, 08/15/2036	1,103,189	1,165,786
Series 3947, Class PA,
4.500%, 01/15/2041	1,302,436	1,425,006
Federal National Mortgage Association
Series 2011-146, Class MA,
3.500%, 08/25/2041	7,543,615	7,841,737
Series 2003-W14, Class 2A,
3.545%, 01/25/2043 (P)	1,001,596	1,062,161
Series 2011-132, Class PA,
4.500%, 08/25/2039	14,885,930	15,893,331
Government National Mortgage Association,
Series 2010-88, Class BA
4.500%, 01/20/2036	7,364,813	7,777,215

		45,106,986

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $45,432,824)		$45,106,986

PREFERRED SECURITIES - 0.0%

Financials - 0.0%
Federal Home Loan Mortgage Corp., Series Z
(8.375% to 12/31/2012, then higher of
3 month LIBOR + 4.160% or 7.875%)
(I)	39,750	86,258

The accompanying notes are an integral part of the financial statements.

73

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Short Term Government Income Trust (continued)

	Shares or Principal Amount		Value

PREFERRED SECURITIES (continued)
Financials (continued)
Federal National Mortgage Association,
Series S (8.250% to 12/31/2015, then higher
of 3 month LIBOR + 4.230% or 7.750%)
(I)		28,575	$46,577

			132,835

TOTAL PREFERRED SECURITIES (Cost $1,708,125)			$132,835

SHORT-TERM INVESTMENTS - 0.4%

REPURCHASE AGREEMENT - 0.4%
Repurchase Agreement with State Street Corp.
dated 06/29/2012 at 0.010% to be
repurchased at $2,000,002 on 07/02/2012,
collateralized by $2,040,000 U.S. Treasury
Notes, 0.250% due 02/28/2014 (valued
at $2,040,000)		$2,000,000	$2,000,000

TOTAL SHORT-TERM INVESTMENTS (Cost $2,000,000)			$2,000,000

Total Investments (Short Term Government Income Trust)
(Cost $555,118,363) - 99.0%			$562,767,746
Other assets and liabilities, net - 1.0%			5,648,006

TOTAL NET ASSETS - 100.0%			$568,415,752

Strategic Income Opportunities Trust

	Shares or Principal Amount		Value

FOREIGN GOVERNMENT
OBLIGATIONS - 25.5%
Argentina - 0.6%
Provincia de Buenos Aires
10.875%, 01/26/2021 (S)		$575,000	$313,375
11.750%, 10/05/2015 (S)		1,960,000	1,323,000
Provincia de Cordoba
12.375%, 08/17/2017 (S)		635,000	364,065
Provincia de Neuquen Argentina
7.875%, 04/26/2021 (S)		1,025,000	799,500
Republic of Argentina
7.000%, 10/03/2015		110,000	85,140

			2,885,080
Australia - 1.5%
New South Wales Treasury Corp.
6.000%, 05/01/2020	AUD	3,000,000	3,493,368
Queensland Treasury Corp.
6.000%, 10/21/2015 to 04/21/2016		2,884,000	3,185,272

			6,678,640
Brazil - 0.8%
Federative Republic of Brazil
8.500%, 01/05/2024	BRL	3,440,000	1,888,275
10.250%, 01/10/2028		2,434,000	1,505,723

			3,393,998
Canada - 1.4%
Canada Housing Trust No. 1
2.750%, 06/15/2016 (S)	CAD	1,025,000	1,055,435
Province of Ontario
6.250%, 06/16/2015	NZD	5,777,000	4,955,589

			6,011,024
Indonesia - 2.5%
Republic of Indonesia
8.250%, 07/15/2021	IDR	23,520,000,000	2,859,083
9.500%, 06/15/2015 to 07/15/2031		47,820,000,000	5,803,195
10.000%, 07/15/2017		10,880,000,000	1,380,649
12.500%, 03/15/2013		7,635,000,000	856,091
14.250%, 06/15/2013		3,250,000,000	376,210

			11,275,228
Malaysia - 1.4%
Government of Malaysia
3.835%, 08/12/2015	MYR	12,850,000	4,137,660
4.262%, 09/15/2016		5,900,000	1,939,187

			6,076,847
Mexico - 0.5%
Government of Mexico
6.000%, 06/18/2015	MXN	14,986,100	1,162,387
9.500%, 12/18/2014		11,298,900	940,646

			2,103,033
New Zealand - 2.9%
Dominion of New Zealand
5.000%, 03/15/2019	NZD	2,000,000	1,776,631
6.000%, 12/15/2017 to 05/15/2021		11,760,000	10,958,291

			12,734,922
Norway - 1.1%
Government of Norway
4.500%, 05/22/2019	NOK	3,937,000	781,080
5.000%, 05/15/2015		18,498,000	3,421,507
6.500%, 05/15/2013		3,400,000	595,735

			4,798,322
Peru - 0.1%
Republic of Peru
7.350%, 07/21/2025		$280,000	393,400

Philippines - 4.2%
Republic of Philippines
4.950%, 01/15/2021	PHP	33,000,000	815,993
5.875%, 12/16/2020 to 03/01/2032		307,303,440	7,415,523
6.250%, 01/14/2036		43,000,000	1,088,139
6.500%, 04/28/2021		91,000,000	2,353,260
8.125%, 12/16/2035		230,634,520	6,838,846

			18,511,761
Singapore - 2.7%
Republic of Singapore
1.375%, 10/01/2014	SGD	6,500,000	5,269,415
2.375%, 04/01/2017		2,800,000	2,410,882
2.875%, 07/01/2015		2,850,000	2,426,699
3.250%, 09/01/2020		2,030,000	1,837,670

			11,944,666
South Korea - 3.8%
Korea Treasury Bond Coupon Strips, IO
3.454%, 09/10/2012	KRW	83,030,000	72,050
3.479%, 03/10/2013		83,030,000	70,866
3.554%, 09/10/2013		83,030,000	69,685
3.601%, 03/10/2014		83,030,000	68,542
3.658%, 09/10/2014		83,030,000	67,410
3.702%, 03/10/2015		83,030,000	65,990
3.772%, 09/10/2015		83,030,000	65,102
3.830%, 03/10/2016		83,030,000	63,936
3.899%, 09/10/2016		83,030,000	62,799
3.958%, 03/10/2017		83,030,000	61,672
4.042%, 09/10/2017		83,030,000	60,573

The accompanying notes are an integral part of the financial statements.

74

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)

	Shares or Principal Amount		Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
South Korea (continued)
Korea Treasury Bond Coupon Strips,
IO (continued)
4.109%, 03/10/2018	KRW	83,030,000	$59,464
4.197%, 09/10/2018		83,030,000	58,368
Korea Treasury Bond Principal Strips, PO
4.196%, 09/10/2018		2,888,000,000	2,030,191
Republic of Korea
3.500%, 06/10/2014		1,100,000,000	964,131
4.000%, 03/10/2016		2,100,000,000	1,870,475
4.250%, 12/10/2012 to 06/10/2021		12,330,000,000	10,956,619
5.750%, 09/10/2018		2,000,000	1,959

			16,669,832
Sweden - 1.9%
Kingdom of Sweden
3.750%, 08/12/2017	SEK	21,250,000	3,451,830
5.000%, 12/01/2020		17,300,000	3,189,110
Svensk Exportkredit AB
7.625%, 06/30/2014	NZD	1,975,000	1,698,495

			8,339,435
Ukraine - 0.1%
Government of Ukraine
7.950%, 02/23/2021 (S)		$380,000	346,560

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $108,122,333)			$112,162,748

CORPORATE BONDS - 48.9%
Consumer Discretionary - 9.1%
Allison Transmission, Inc.
7.125%, 05/15/2019 (S)		1,205,000	1,256,213
AMC Entertainment, Inc.
8.750%, 06/01/2019		1,655,000	1,774,959
9.750%, 12/01/2020		1,280,000	1,382,400
Ameristar Casinos, Inc.
7.500%, 04/15/2021		320,000	342,400
Arcos Dorados Holdings, Inc.
10.250%, 07/13/2016 (S)	BRL	1,415,000	739,731
Automotores Gildemeister SA
8.250%, 05/24/2021 (S)		$760,000	788,500
Beazer Homes USA, Inc.
8.125%, 06/15/2016		700,000	670,250
9.125%, 05/15/2019		330,000	287,925
Burlington Coat Factory Warehouse Corp.
10.000%, 02/15/2019		680,000	720,800
Cablevision Systems Corp.
8.000%, 04/15/2020		1,850,000	1,998,000
CCM Merger, Inc.
9.125%, 05/01/2019 (S)		1,110,000	1,119,713
CCO Holdings LLC
7.000%, 01/15/2019		1,905,000	2,057,400
Chrysler Group LLC
8.250%, 06/15/2021		370,000	380,175
Cinemark USA, Inc.
7.375%, 06/15/2021		560,000	607,600
Clear Channel Communications, Inc.
9.000%, 03/01/2021		475,000	413,250
10.750%, 08/01/2016		1,685,000	1,061,550
Clear Channel Communications, Inc., PIK
11.000%, 08/01/2016		1,011,255	626,978
Corp. GEO SAB de CV
8.875%, 03/27/2022 (S)		200,000	206,000
DISH DBS Corp.
4.625%, 07/15/2017 (S)		210,000	210,263
7.875%, 09/01/2019		2,300,000	2,650,750
Empire Today LLC
11.375%, 02/01/2017 (S)		600,000	607,500
Fontainebleau Las Vegas Holdings LLC
10.250%, 06/15/2015 (H)(S)		1,450,000	906
Ford Motor Company
6.625%, 10/01/2028		913,000	1,027,745
7.450%, 07/16/2031		470,000	588,675
Ford Motor Credit Company LLC
4.250%, 02/03/2017		885,000	928,068
Gymboree Corp.
9.125%, 12/01/2018		230,000	213,325
Hillman Group, Inc.
10.875%, 06/01/2018		230,000	243,225
Little Traverse Bay Bands of Odawa
Indians
9.000%, 08/31/2020 (S)		520,000	473,200
Macy’s Retail Holdings, Inc.
7.875%, 08/15/2036		974,000	1,046,125
Meritage Homes Corp.
7.000%, 04/01/2022 (S)		390,000	401,700
MGM Resorts International
6.625%, 07/15/2015		2,155,000	2,219,650
8.625%, 02/01/2019 (S)		420,000	449,400
Nexstar Broadcasting, Inc.
7.000%, 01/15/2014		27,000	26,629
Nexstar Broadcasting, Inc., PIK
7.000%, 01/15/2014		805,996	794,914
PVH Corp.
7.375%, 05/15/2020		515,000	570,363
Quebecor Media, Inc.
7.375%, 01/15/2021 (S)	CAD	170,000	174,492
Regal Entertainment Group
9.125%, 08/15/2018		$305,000	335,500
Shaw Communications, Inc.
5.500%, 12/07/2020	CAD	555,000	594,942
6.500%, 06/02/2014		325,000	343,643
Simmons Foods, Inc.
10.500%, 11/01/2017 (S)		$955,000	897,700
Sonic Automotive, Inc.
9.000%, 03/15/2018		70,000	76,125
Standard Pacific Corp.
8.375%, 05/15/2018 to 01/15/2021		545,000	593,613
Tenneco, Inc.
6.875%, 12/15/2020		555,000	599,400
The Goodyear Tire & Rubber Company
7.000%, 05/15/2022		2,060,000	2,057,425
8.750%, 08/15/2020		320,000	341,200
Toys R Us Property Company II LLC
8.500%, 12/01/2017		190,000	197,838
Videotron Ltee
7.125%, 01/15/2020 (S)	CAD	420,000	439,901
Waterford Gaming LLC
8.625%, 09/15/2014 (S)		$2,335,203	1,321,646
WMG Acquisition Corp.
11.500%, 10/01/2018		1,590,000	1,756,950
XM Satellite Radio, Inc.
7.625%, 11/01/2018 (S)		1,420,000	1,526,500

			40,143,157
Consumer Staples - 3.7%
Anheuser-Busch InBev Worldwide, Inc.
9.750%, 11/17/2015	BRL	2,111,000	1,161,917

The accompanying notes are an integral part of the financial statements.

75

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)

	Shares or Principal Amount		Value

CORPORATE BONDS (continued)
Consumer Staples (continued)
B&G Foods, Inc.
7.625%, 01/15/2018		$180,000	$193,500
Corp. Lindley SA
6.750%, 11/23/2021 (S)		405,000	437,400
Corp. Pesquera Inca SAC
9.000%, 02/10/2017 (S)		375,000	399,375
Del Monte Corp.
7.625%, 02/15/2019		1,230,000	1,240,763
Marfrig Holding Europe BV
8.375%, 05/09/2018 (S)		285,000	222,300
Revlon Consumer Products Corp.
9.750%, 11/15/2015		505,000	540,350
Reynolds Group Issuer, Inc.
8.500%, 05/15/2018 (S)		565,000	553,700
9.000%, 04/15/2019 (S)		3,555,000	3,546,113
Rite Aid Corp.
9.250%, 03/15/2020 (S)		1,300,000	1,302,975
Viterra, Inc.
8.500%, 07/07/2014	CAD	5,210,000	5,245,310
Yankee Candle Company, Inc.
8.500%, 02/15/2015		$3,000	3,060
Yankee Candle Company, Inc., Series B
9.750%, 02/15/2017		500,000	518,750
YCC Holdings LLC, PIK
10.250%, 02/15/2016		900,000	915,750

			16,281,263
Energy - 3.8%
Alpha Natural Resources, Inc.
6.250%, 06/01/2021		1,125,000	950,625
Arch Coal, Inc.
7.000%, 06/15/2019		170,000	143,650
7.250%, 06/15/2021		1,420,000	1,189,250
Bill Barrett Corp.
7.000%, 10/15/2022		675,000	644,625
Calfrac Holdings LP
7.500%, 12/01/2020 (S)		900,000	859,500
Energy Partners, Ltd.
8.250%, 02/15/2018		385,000	380,188
Forbes Energy Services, Ltd.
9.000%, 06/15/2019		450,000	425,250
Inkia Energy, Ltd.
8.375%, 04/04/2021 (S)		1,575,000	1,630,125
Linn Energy LLC
6.250%, 11/01/2019 (S)		210,000	205,800
MarkWest Energy Partners LP
6.500%, 08/15/2021		495,000	516,038
McMoRan Exploration Company
11.875%, 11/15/2014		1,505,000	1,546,388
Niska Gas Storage US LLC
8.875%, 03/15/2018		560,000	546,000
Offshore Group Investments, Ltd.
11.500%, 08/01/2015		2,129,000	2,309,965
Pan American Energy LLC
7.875%, 05/07/2021 (S)		160,000	136,000
Peabody Energy Corp.
6.250%, 11/15/2021 (S)		940,000	930,600
Pertamina Persero PT
5.250%, 05/23/2021 (S)		565,000	587,600
6.500%, 05/27/2041 (S)		400,000	420,000
PHI, Inc.
8.625%, 10/15/2018		725,000	732,250
RDS Ultra-Deepwater, Ltd.
11.875%, 03/15/2017 (S)		340,000	376,550
Regency Energy Partners LP
9.375%, 06/01/2016		390,000	429,000
Trinidad Drilling, Ltd.
7.875%, 01/15/2019 (S)		435,000	462,188
W&T Offshore, Inc.
8.500%, 06/15/2019		805,000	831,163
Westmoreland Coal Company
10.750%, 02/01/2018		790,000	705,075

			16,957,830
Financials - 16.1%
Affinion Group Holdings, Inc.
11.625%, 11/15/2015		790,000	624,100
American International Group, Inc.
(8.175% to 05/15/2038, then 3 month
LIBOR + 4.195%)
05/15/2058		2,165,000	2,349,025
Banco Continental SA (7.375% to
10/07/2020, then 3 month
LIBOR + 6.802%)
10/07/2040 (S)		505,000	523,662
Banco de Galicia y Buenos Aires
8.750%, 05/04/2018 (S)		950,000	679,250
Banco Safra SA
10.250%, 08/08/2016 (S)	BRL	752,000	396,873
BanColombia SA
5.950%, 06/03/2021		$850,000	907,375
BBVA Bancomer SA
6.500%, 03/10/2021 (S)		765,000	772,650
Capital One Financial Corp.
6.150%, 09/01/2016		1,090,000	1,219,042
CapitaMalls Asia Treasury, Ltd.
3.950%, 08/24/2017	SGD	3,250,000	2,608,354
CIT Group, Inc.
7.000%, 05/02/2017 (S)		$836,926	838,495
Citigroup, Inc.
6.250%, 06/29/2017	NZD	1,245,000	997,208
Citizens Republic Bancorp, Inc.
5.750%, 02/01/2013		$500,000	477,051
Corp Andina de Fomento
3.750%, 01/15/2016		250,000	259,887
Council of Europe Development Bank
5.250%, 05/27/2013	AUD	1,680,000	1,740,806
Country Garden Holdings Company, Ltd.
11.125%, 02/23/2018 (S)		$330,000	334,125
DuPont Fabros Technology LP
8.500%, 12/15/2017		395,000	434,500
E*Trade Financial Corp.
6.750%, 06/01/2016		590,000	600,325
Emeralds
- 08/04/2020 (H)(S)		104,967	94,470
Eurofima
6.000%, 01/28/2014	AUD	1,395,000	1,474,248
European Investment Bank
4.250%, 02/04/2015	NOK	6,400,000	1,126,768
5.375%, 05/20/2014	AUD	3,030,000	3,183,993
First Tennessee Bank NA
5.050%, 01/15/2015		$618,000	636,760
General Electric Capital
Australia Funding Pty, Ltd.
6.000%, 05/15/2013	AUD	580,000	604,216
7.000%, 10/08/2015		2,800,000	3,072,899
General Electric Capital Corp.
4.875%, 04/05/2016	SEK	10,000,000	1,524,945

The accompanying notes are an integral part of the financial statements.

76

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)

	Shares or Principal Amount		Value

CORPORATE BONDS (continued)
Financials (continued)
General Electric Capital Corp. (7.125%
until 06/15/2022, then 3 month
LIBOR + 5.296%)
06/15/2022 (Q)		$1,600,000	$1,690,336
General Electric Capital Corp., Series A
7.625%, 12/10/2014	NZD	4,415,000	3,791,071
Glen Meadow Pass-Through Trust
(6.505% to 02/15/2017, then 3 month
LIBOR + 2.125%)
02/12/2067 (S)		$1,885,000	1,357,200
Goodman Funding Pty, Ltd.
6.000%, 03/22/2022 (S)		880,000	892,839
Hongkong Land Treasury Services
(Singapore) Pte, Ltd.
3.860%, 12/29/2017	SGD	250,000	203,734
Host Hotels & Resorts LP
5.250%, 03/15/2022 (S)		$620,000	635,500
Inter-American Development Bank
4.750%, 01/10/2014	INR	55,850,000	972,311
Intercorp Retail Trust
8.875%, 11/14/2018 (S)		$515,000	561,350
International Finance Corp.
7.500%, 02/28/2013	AUD	1,627,000	1,709,849
iPayment, Inc.
10.250%, 05/15/2018		$200,000	182,000
Kreditanstalt fuer Wiederaufbau
4.000%, 12/15/2014	NOK	10,010,000	1,753,780
5.750%, 05/13/2015	AUD	4,775,000	5,180,766
7.000%, 10/22/2012	IDR	15,900,000,000	1,681,752
M&I Marshall & Ilsley Bank
5.000%, 01/17/2017		$2,269,000	2,446,908
MetLife, Inc.
6.400%, 12/15/2036		755,000	740,919
Nationstar Mortgage LLC
9.625%, 05/01/2019 (S)		972,000	1,027,890
10.875%, 04/01/2015		175,000	189,000
Realogy Corp.
7.625%, 01/15/2020 (S)		95,000	98,088
11.500%, 04/15/2017		1,030,000	975,925
12.000%, 04/15/2017		1,403,315	1,326,133
Regions Financial Corp.
7.375%, 12/10/2037		385,000	379,225
Standard Chartered Bank
2.220%, 07/05/2013	SGD	1,750,000	1,391,045
Symetra Financial Corp. (8.300% to
10/15/2017, then 3 month
LIBOR + 4.177%)
10/15/2037 (S)		$990,000	965,250
Synovus Financial Corp.
5.125%, 06/15/2017		230,000	211,600
7.875%, 02/15/2019		725,000	763,063
Temasek Financial I, Ltd.
3.265%, 02/19/2020	SGD	1,250,000	1,083,086
The Allstate Corp.
6.125%, 05/15/2037 (P)		$1,645,000	1,620,325
The Chubb Corp. (6.375% until
04/15/2017, then 3 month
LIBOR + 2.250%)
03/29/2067		780,000	805,350
The Royal Bank of Scotland PLC
2.178%, 03/31/2014 (P)	SGD	2,500,000	1,960,531
United Community Banks, Inc.
7.500%, 09/30/2015 (S)		$425,000	395,250
Wells Fargo & Company
2.625%, 12/15/2016		945,000	971,577
Western Alliance Bancorp
10.000%, 09/01/2015		845,000	909,431
Wilmington Trust Corp.
4.875%, 04/15/2013		715,000	728,421
8.500%, 04/02/2018		876,000	1,044,095
Wok Acquisition Corp.
10.250%, 06/30/2020 (S)		160,000	163,600
XL Group PLC., Series E (6.500% to
04/15/2017, then 3 month
LIBOR + 2.458%)
04/15/2017 (Q)		665,000	540,313
Yanlord Land Group, Ltd.
10.625%, 03/29/2018 (S)		450,000	416,250
Zions Bancorporation
4.000%, 06/20/2016		825,000	820,875
6.000%, 09/15/2015		845,000	877,189

			70,944,854
Health Care - 2.0%
Alere, Inc.
8.625%, 10/01/2018		1,410,000	1,424,100
BioScrip, Inc.
10.250%, 10/01/2015		830,000	900,550
Catalent Pharma Solutions, Inc., PIK
9.500%, 04/15/2015 (P)		768,593	786,847
Community Health Systems, Inc.
8.875%, 07/15/2015		668,000	685,535
Endo Health Solutions, Inc.
7.250%, 01/15/2022		530,000	574,388
ExamWorks Group, Inc.
9.000%, 07/15/2019		1,110,000	1,141,913
Grifols, Inc.
8.250%, 02/01/2018		325,000	348,563
HCA, Inc.
7.500%, 02/15/2022		1,165,000	1,269,850
8.000%, 10/01/2018		280,000	314,300
LifePoint Hospitals, Inc.
6.625%, 10/01/2020		160,000	170,000
National Mentor Holdings, Inc.
12.500%, 02/15/2018 (S)		705,000	702,356
Valeant Pharmaceuticals International, Inc.
7.000%, 10/01/2020 (S)		580,000	585,800

			8,904,202
Industrials - 4.2%
Aeropuertos Argentina 2000 SA
10.750%, 12/01/2020 (S)		657,060	538,789
Aircastle, Ltd.
6.750%, 04/15/2017		90,000	90,900
7.625%, 04/15/2020		90,000	91,350
America West Airlines 2001-1 Pass
Through Trust
7.100%, 04/02/2021		136,027	140,108
Avis Budget Car Rental LLC
9.625%, 03/15/2018		325,000	355,875
Covanta Holding Corp.
7.250%, 12/01/2020		1,385,000	1,500,980
Delta Air Lines 2007-1 Class A Pass
Through Trust
6.821%, 08/10/2022		1,308,287	1,406,409
Delta Air Lines, Inc.
12.250%, 03/15/2015 (S)		485,000	527,438
Grupo KUO SAB de CV
9.750%, 10/17/2017 (S)		178,000	187,345

The accompanying notes are an integral part of the financial statements.

77

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)

	Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
JSC Georgian Railway
7.750%, 07/11/2022 (S)	$315,000	$314,559
Kratos Defense & Security Solutions, Inc.
10.000%, 06/01/2017	200,000	215,500
Navios Maritime Holdings, Inc.
8.125%, 02/15/2019	375,000	320,625
Navios South American Logistics, Inc.
9.250%, 04/15/2019	240,000	220,800
Nortek, Inc.
10.000%, 12/01/2018	915,000	960,750
Odebrecht Finance, Ltd.
7.500%, 09/14/2015 (Q)(S)	1,195,000	1,228,221
SCF Capital, Ltd.
5.375%, 10/27/2017 (S)	905,000	863,144
Smiths Group PLC
7.200%, 05/15/2019 (S)	290,000	353,887
Swift Services Holdings, Inc.
10.000%, 11/15/2018	930,000	1,009,050
TAM Capital 3, Inc.
8.375%, 06/03/2021 (S)	775,000	804,063
Thermadyne Holdings Corp.
9.000%, 12/15/2017	435,000	444,788
TransDigm, Inc.
7.750%, 12/15/2018	865,000	949,338
Tutor Perini Corp.
7.625%, 11/01/2018	1,100,000	1,102,750
UAL 2009-1 Pass Through Trust
10.400%, 11/01/2016	760,805	868,307
UAL 2009-2A Pass Through Trust
9.750%, 01/15/2017	338,129	384,622
United Air Lines, Inc.
9.875%, 08/01/2013 (S)	140,000	144,375
12.000%, 11/01/2013 (S)	1,105,000	1,151,963
US Airways 2012-1 Class A Pass
Through Trust, Series 2012-1A,
Class PTT
5.900%, 10/01/2024	300,000	307,125
US Airways 2012-1 Class B Pass
Through Trust
8.000%, 10/01/2019	900,000	922,500
WPE International Cooperatief UA
10.375%, 09/30/2020 (S)	1,220,000	963,800

		18,369,361
Information Technology - 1.1%
Brightstar Corp.
9.500%, 12/01/2016 (S)	1,155,000	1,183,875
CDW LLC
12.535%, 10/12/2017	970,000	1,052,450
Equinix, Inc.
8.125%, 03/01/2018	730,000	808,475
First Data Corp.
8.875%, 08/15/2020 (S)	110,000	119,075
Freescale Semiconductor, Inc.
9.250%, 04/15/2018 (S)	135,000	144,450
Hughes Satellite Systems Corp.
7.625%, 06/15/2021	110,000	119,625
Seagate HDD Cayman
7.000%, 11/01/2021	860,000	926,650
Zayo Group LLC
8.125%, 01/01/2020 (S)	365,000	381,425

		4,736,025
Materials - 4.7%
American Pacific Corp.
9.000%, 02/01/2015	2,605,000	2,578,950
APERAM
7.750%, 04/01/2018 (S)	430,000	365,500
Ball Corp.
6.750%, 09/15/2020	1,960,000	2,156,000
Berry Plastics Corp.
9.500%, 05/15/2018	580,000	617,700
9.750%, 01/15/2021	470,000	511,125
Cascades, Inc.
7.875%, 01/15/2020	25,000	25,000
Celulosa Arauco y Constitucion SA
5.000%, 01/21/2021	400,000	413,189
CSN Islands XII Corp.
7.000%, 09/23/2015 (Q)(S)	820,000	813,850
Essar Steel Algoma, Inc.
9.375%, 03/15/2015 (S)	495,000	477,675
Ferro Corp.
7.875%, 08/15/2018	50,000	48,750
FMG Resources August 2006 Pty, Ltd.
6.875%, 04/01/2022 (S)	1,715,000	1,727,863
Inmet Mining Corp.
8.750%, 06/01/2020 (S)	415,000	410,850
Longview Fibre Paper & Packaging, Inc.
8.000%, 06/01/2016 (S)	295,000	295,000
Mercer International, Inc.
9.500%, 12/01/2017	610,000	632,875
Metinvest BV
8.750%, 02/14/2018 (S)	950,000	864,500
Owens-Brockway Glass Container, Inc.
7.375%, 05/15/2016	435,000	485,025
Polymer Group, Inc.
7.750%, 02/01/2019	155,000	163,719
Rain CII Carbon LLC
8.000%, 12/01/2018 (S)	1,380,000	1,393,800
Resolute Forest Products
10.250%, 10/15/2018	883,000	980,130
Sappi Papier Holding GmbH
7.500%, 06/15/2032 (S)	1,110,000	888,000
7.750%, 07/15/2017 (S)	235,000	237,938
SunCoke Energy, Inc.
7.625%, 08/01/2019	820,000	801,550
Thompson Creek Metals Company, Inc.
7.375%, 06/01/2018	475,000	381,188
Vale Overseas, Ltd.
4.625%, 09/15/2020	310,000	324,511
Vedanta Resources PLC
8.250%, 06/07/2021 (S)	1,260,000	1,174,950
Votorantim Cimentos SA
7.250%, 04/05/2041 (S)	1,115,000	1,115,000
Winsway Coking Coal Holding, Ltd.
8.500%, 04/08/2016 (S)	745,000	696,575

		20,581,213
Telecommunication Services - 3.5%
American Tower Corp.
7.000%, 10/15/2017	529,000	614,962
Axtel SAB de CV
7.625%, 02/01/2017 (S)	60,000	39,300
9.000%, 09/22/2019 (S)	2,125,000	1,402,500
Cincinnati Bell, Inc.
8.375%, 10/15/2020	835,000	851,700
8.750%, 03/15/2018	1,070,000	1,029,875
Crown Castle Towers LLC
4.883%, 08/15/2020 (S)	714,000	775,725

The accompanying notes are an integral part of the financial statements.

78

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)

	Shares or Principal Amount		Value

CORPORATE BONDS (continued)
Telecommunication Services (continued)
Data & Audio Visual Enterprises
Wireless, Inc.
9.500%, 04/29/2018	CAD	476,000	$392,732
Digicel Group, Ltd.
8.875%, 01/15/2015 (S)		$295,000	297,950
Digicel, Ltd.
7.000%, 02/15/2020 (S)		210,000	203,175
8.250%, 09/01/2017 (S)		680,000	691,900
Frontier Communications Corp.
9.250%, 07/01/2021		150,000	161,250
GTP Acquisition Partners I LLC
7.628%, 06/15/2016 (S)		890,000	925,803
Intelsat Luxembourg SA
11.250%, 02/04/2017		1,495,000	1,539,850
Level 3 Financing, Inc.
10.000%, 02/01/2018		630,000	681,975
Nextel Communications, Inc.
7.375%, 08/01/2015		215,000	215,269
NII Capital Corp.
8.875%, 12/15/2019		445,000	403,281
Oi SA
9.750%, 09/15/2016 (S)	BRL	811,000	422,964
Satmex Escrow SA de CV
9.500%, 05/15/2017		$630,000	658,350
SBA Tower Trust
5.101%, 04/17/2017 (S)		616,000	674,834
SingTel Group Treasury Pte, Ltd.
3.488%, 04/08/2020	SGD	1,000,000	844,946
Sprint Capital Corp.
8.750%, 03/15/2032		$1,085,000	987,350
Sprint Nextel Corp.
9.000%, 11/15/2018 (S)		170,000	189,975
West Corp.
11.000%, 10/15/2016		1,160,000	1,223,800
Wind Acquisition Finance SA
7.250%, 02/15/2018 (S)		380,000	332,500

			15,561,966
Utilities - 0.7%
AES Andres Dominicana, Ltd.
9.500%, 11/12/2020 (S)		580,000	597,400
Centrais Eletricas do Para SA
10.500%, 06/03/2016 (H)(S)		625,000	168,830
Cia de Eletricidade do Estado da Bahia
11.750%, 04/27/2016 (S)	BRL	940,000	503,112
Cia de Saneamento Basico do Estado de
Sao Paulo
6.250%, 12/16/2020 (S)		$555,000	585,525
Dubai Electricity & Water Authority
7.375%, 10/21/2020 (S)		1,070,000	1,171,650
Energy Future Holdings Corp., PIK
11.250%, 11/01/2017		8,221	7,132

			3,033,649

TOTAL CORPORATE BONDS (Cost $210,844,835)			$215,513,520

CAPITAL PREFERRED SECURITIES - 3.3%
Financials - 3.3%
BB&T Capital Trust IV
6.820%, 06/12/2057 (P)		395,000	397,469
Citigroup Capital XXI (8.300% to
12/21/2037, then 3 month
LIBOR + 4.170%)
12/21/2057		310,000	310,775
Cullen/Frost Capital Trust II
2.017%, 03/01/2034 (P)		826,000	668,340
Fifth Third Capital Trust IV (6.500% to
04/15/2017 then 3 month
LIBOR + 1.368%)
04/15/2037		2,201,000	2,187,244
First Midwest Capital Trust I, Series B
6.950%, 12/01/2033		204,000	195,840
First Tennessee Capital II
6.300%, 04/15/2034		593,000	522,996
HSBC Finance Capital Trust IX (5.911%
to 11/30/2015, then 3 month
LIBOR + 1.926%)
11/30/2035		1,335,000	1,253,231
JPMorgan Chase Capital XXIII (1.261%
to 05/15/2047, then 3 month
LIBOR + 2.030%)
05/15/2047 (Q)		1,990,000	1,347,990
JPMorgan Chase Capital XXII
6.450%, 02/02/2037		815,000	815,000
M&T Capital Trust II
8.277%, 06/01/2027		370,000	377,400
M&T Capital Trust III
9.250%, 02/01/2027		95,000	101,290
North Fork Capital Trust II
8.000%, 12/15/2027		385,000	387,888
PNC Financial Services Group, Inc.
(6.750% to 08/01/2021, then 3 month
LIBOR + 3.678%)
08/01/2021 (Q)		800,000	843,760
Regions Financing Trust II (6.625% to
05/15/2027, then 3 month
LIBOR + 1.290%)
05/15/2047		1,895,000	1,800,250
SunTrust Capital VIII (6.100% to
12/15/2036, then 1 month
LIBOR + 1.965%)
12/15/2036 (Q)		920,000	918,850
USB Capital IX
3.500%, 04/15/2017 (P)(Q)		1,036,000	797,409
Wachovia Capital Trust III
5.570%, 07/09/2012 (P)(Q)		1,500,000	1,432,500

			14,358,232

TOTAL CAPITAL PREFERRED
SECURITIES (Cost $14,056,069)			$14,358,232

CONVERTIBLE BONDS - 1.6%
Consumer Discretionary - 0.7%
Ford Motor Company
4.250%, 11/15/2016		1,075,000	1,494,250
XM Satellite Radio, Inc.
7.000%, 12/01/2014 (S)		1,409,000	1,835,223

			3,329,473
Energy - 0.2%
Chesapeake Energy Corp.
2.250%, 12/15/2038		605,000	486,269
2.500%, 05/15/2037		260,000	222,625

			708,894
Financials - 0.4%
Ares Capital Corp.
5.750%, 02/01/2016 (S)		1,130,000	1,149,775
Dundee International
5.500%, 07/31/2018	CAD	215,000	214,029

The accompanying notes are an integral part of the financial statements.

79

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)

	Shares or Principal Amount		Value

CONVERTIBLE BONDS (continued)
Financials (continued)
Transglobe Apartment
5.400%, 09/30/2018 (S)	CAD	275,000	$290,829

			1,654,633
Health Care - 0.0%
Teleflex, Inc.
3.875%, 08/01/2017		$95,000	110,794
Industrials - 0.3%
United Continental Holdings, Inc.
4.500%, 06/30/2021		1,210,000	1,162,871
Information Technology - 0.0%
Electronic Arts, Inc.
0.750%, 07/15/2016 (S)		250,000	218,750

TOTAL CONVERTIBLE BONDS (Cost $7,372,120)			$7,185,415

MUNICIPAL BONDS - 0.0%
City of Long Beach (California)
7.282%, 11/01/2030		170,000	175,296

TOTAL MUNICIPAL BONDS (Cost $171,700)			$175,296

TERM LOANS (M) - 5.5%
Consumer Discretionary - 2.0%
Ameristar Casinos, Inc.
4.000%, 04/16/2018		440,000	438,992
Burlington Coat Factory Warehouse Corp.
5.500%, 02/28/2017		430,650	427,958
Caesars Entertainment Operating
Company, Inc.
4.495%, 01/26/2018		1,850,000	1,583,071
CCM Merger, Inc.
6.000%, 03/01/2017		250,546	247,728
Clear Channel Communications, Inc.
3.895%, 01/28/2016		1,186,072	941,259
Hubbard Broadcasting, Inc.
8.750%, 04/30/2018		100,000	99,750
Kalispel Tribal Economic Authority
7.500%, 02/24/2017		777,054	759,571
Landry’s, Inc.
6.500%, 04/24/2018		508,725	506,605
Las Vegas Sands LLC
2.750%, 11/23/2016		548,836	531,881
Michaels Stores, Inc.
2.750%, 10/31/2013		1,463,684	1,456,976
Mood Media Corp.
7.000%, 05/07/2018		435,600	423,621
10.250%, 11/06/2018		160,000	155,200
PRIMEDIA, Inc.
7.500%, 01/12/2018		1,633,500	1,449,731

			9,022,343
Consumer Staples - 0.1%
Revlon Consumer Products Corp.
4.753%, 11/17/2017		405,900	402,928
Financials - 0.0%
Realogy Corp.
3.241%, 10/10/2013		56,002	52,876
Health Care - 1.4%
Aptalis Pharma, Inc.
5.500%, 02/10/2017		443,873	429,448
Capsugel Holdings US, Inc.
- 08/01/2018 (T)		435,000	434,728
Catalent Pharma Solutions, Inc.
4.245%, 09/15/2016		1,519,948	1,504,749
5.250%, 09/15/2017		1,665,962	1,663,880
Community Health Systems, Inc.
2.577%, 07/25/2014		508,854	501,007
National Mentor Holdings, Inc.
7.000%, 02/09/2017		1,036,376	1,008,739
Warner Chilcott Company LLC
4.250%, 03/15/2018		438,889	436,459

			5,979,010
Industrials - 0.6%
Swift Transportation Company LLC
5.000%, 12/21/2017		430,347	430,526
Travelport LLC
4.968%, 08/21/2015		397,940	363,546
US Airways Group, Inc.
2.745%, 03/21/2014		1,938,909	1,844,791

			2,638,863
Information Technology - 0.3%
Emdeon Business Services LLC
5.000%, 11/02/2018		433,912	433,099
First Data Corp.
4.245%, 03/23/2018		593,821	544,367
5.245%, 03/24/2017		45,048	42,810
NeuStar, Inc.
5.000%, 11/08/2018		433,907	433,365

			1,453,641
Materials - 0.5%
Consolidated Container Company LLC
5.750%, 09/28/2014		1,100,000	1,091,063
- 09/20/2012 (T)		590,000	590,000
- 06/28/2019 (T)		395,000	395,514

			2,076,577
Telecommunication Services - 0.6%
Intelsat Jackson Holdings SA
3.241%, 02/03/2014		700,000	681,450
5.250%, 04/02/2018		895,950	890,350
Level 3 Financing, Inc.
5.750%, 09/03/2018		435,000	433,550
UniTek Global Services, Inc.
9.000%, 04/16/2018		638,550	619,394

			2,624,744

TOTAL TERM LOANS (Cost $24,264,856)			$24,250,982

COLLATERALIZED MORTGAGE
OBLIGATIONS - 4.4%
Commercial & Residential - 4.1%
Adjustable Rate Mortgage Trust,
Series 2004-5, Class 2A1
2.807%, 04/25/2035 (P)		708,717	655,350
American Home Mortgage Assets,
Series 2006-6, Class XP IO
2.261%, 12/25/2046		12,211,418	750,603
American Tower Trust, Series 2007-1A,
Class C
5.615%, 04/15/2037 (S)		260,000	273,297
Bear Stearns Adjustable Rate
Mortgage Trust, Series 2004-10,
Class 12A3
2.790%, 01/25/2035 (P)		752,084	663,489

The accompanying notes are an integral part of the financial statements.

80

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)

	Shares or Principal Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Bear Stearns Alt-A Trust
Series 2004-12, Class 1A1,
0.595%, 01/25/2035 (P)	$393,088	$346,231
Series 2004-13, Class A1,
0.985%, 11/25/2034 (P)	1,018,339	962,025
Chase Mortgage Finance Corp.,
Series 2007-A1, Class 2A1
2.985%, 02/25/2037 (P)	412,506	412,713
Countrywide Alternative Loan Trust,
Series 2006-OA12, Class X IO
2.693%, 09/20/2046	10,351,985	596,631
Downey Savings & Loan Association
Mortgage Loan Trust
Series 2004-AR1 Class X2 IO,
2.245%, 09/19/2044	4,683,701	252,052
Series 2005-AR2, Class X2 IO,
2.457%, 03/19/2045	8,882,840	555,178
Greenwich Capital Commercial
Funding Corp., Series 2006-GG7,
Class AM
6.071%, 07/10/2038 (P)	90,000	94,025
GSR Mortgage Loan Trust,
Series 2005-AR6, Class 3A1
2.613%, 09/25/2035 (P)	971,153	895,794
Harborview Mortgage Loan Trust
Series 2007-6, Class ES IO,
0.342%, 08/19/2037 (S)	12,618,625	78,866
Series 2007-3, Class ES IO,
0.350%, 05/19/2047	15,024,789	93,905
Series 2007-4, Class ES IO,
0.350%, 07/19/2047	18,171,038	113,569
Series 2005-8, Class 1X IO,
2.140%, 09/19/2035	7,925,493	384,016
Series 2005-2, Class IX IO,
2.181%, 05/19/2035	3,540,461	198,650
IndyMac Index Mortgage Loan Trust
Series 2005-AR18, Class 2X IO,
1.691%, 10/25/2036	23,004,254	1,070,848
Series 2005-AR18, Class 1X IO,
2.034%, 10/25/2036	22,864,816	1,465,177
JP Morgan Chase Commercial Mortgage
Securities Corp., Series 2007-CB18,
Class A4
5.440%, 06/12/2047	640,000	722,454
Merrill Lynch Mortgage Trust,
Series 2005-LC1, Class AM
5.446%, 01/12/2044 (P)	885,000	958,256
Merrill Lynch/Countrywide Commercial
Mortgage Trust, Series 2006-3,
Class A4
5.414%, 07/12/2046 (P)	628,000	709,883
Morgan Stanley Mortgage Loan Trust
Series 2004-8AR, Class 4A1,
2.748%, 10/25/2034 (P)	577,355	484,401
Series 2004-9, Class 1A,
5.847%, 11/25/2034 (P)	2,155,498	2,107,416
Structured Asset Securities Corp.,
Series 2003-7A, Class 3A6
2.779%, 12/25/2033 (P)	580,715	540,413
WaMu Mortgage Pass Through
Certificates, Series 2005-AR13, Class X
IO
1.450%, 10/25/2045	33,979,971	1,765,701
Wells Fargo Mortgage Backed
Securities Trust, Series 2004-Z,
Class 2A1
2.615%, 12/25/2034 (P)	703,365	695,064
U.S. Government Agency - 0.3%
Federal Home Loan Mortgage Corp.,
Series K705, Class X1 IO
1.904%, 09/25/2018	3,831,395	347,052
Federal National Mortgage Association
Series 402, Class 4 IO,
4.000%, 10/25/2039	752,616	86,488
Series 402, Class 3 IO,
4.000%, 11/25/2039	702,186	87,860
Series 406, Class 3 IO,
4.000%, 01/25/2041	708,343	88,715
Series 398, Class C3 IO,
4.500%, 05/25/2039	518,133	55,886
Series 402, Class 7 IO,
4.500%, 11/25/2039	830,770	99,748
Series 407, Class 4 IO,
4.500%, 03/25/2041	1,188,458	147,571
Series 407, Class 7 IO,
5.000%, 03/25/2041	2,433,973	376,048
Series 407, Class 8 IO,
5.000%, 03/25/2041	1,161,340	196,792

		1,486,160

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $13,462,249)		$19,332,167

ASSET BACKED SECURITIES - 0.4%
Dominos Pizza Master Issuer LLC,
Series 2012-1A, Class A2
5.216%, 01/25/2042 (S)	1,688,644	1,761,773

TOTAL ASSET BACKED SECURITIES (Cost $1,688,644)		$1,761,773

COMMON STOCKS - 4.3%
Consumer Discretionary - 0.4%
Charter Communications, Inc., Class A (I)	26,089	$1,848,927
Greektown Superholdings, Inc. (I)	269	13,998
Vertis Holdings, Inc. (I)	8,371	0

		1,862,925
Financials - 0.8%
Apollo Investment Corp.	91,423	702,129
Ares Capital Corp.	31,960	510,082
Dundee International	11,025	107,640
MFA Financial, Inc.	144,160	1,137,422
Plum Creek Timber Company, Inc.	16,069	637,939
Weyerhaeuser Company	22,945	513,050

		3,608,262
Telecommunication Services - 0.6%
AT&T, Inc.	35,651	1,271,315
Verizon Communications, Inc.	29,129	1,294,493

		2,565,808
Utilities - 2.5%
Alliant Energy Corp.	27,024	1,231,484
Consolidated Edison, Inc.	18,634	1,158,848
DTE Energy Company	21,469	1,273,756
Entergy Corp.	16,465	1,117,809
FirstEnergy Corp.	24,538	1,207,024
Northeast Utilities	31,669	1,229,074

The accompanying notes are an integral part of the financial statements.

81

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Utilities (continued)
OGE Energy Corp.	22,183	$1,148,858
Progress Energy, Inc.	21,730	1,307,494
Xcel Energy, Inc.	43,256	1,228,903

		10,903,250

TOTAL COMMON STOCKS (Cost $16,111,490)		$18,940,245

PREFERRED SECURITIES - 4.6%
Consumer Discretionary - 0.3%
General Motors Company, Series B	24,832	824,422
Greektown
Superholdings, Inc., Series A (I)	5,366	390,269

		1,214,691
Financials - 3.7%
Citigroup Capital VIII, 6.950%	3,225	80,432
Citigroup Capital XV, 6.500%	17,450	432,411
Citigroup Capital XVI, 6.450%	25,775	634,065
Citigroup Capital XVII, 6.350%	16,450	407,138
Citigroup, Inc., 7.500%	25,530	2,184,347
Citizens Funding Trust I, 7.500%	7,000	185,640
FelCor Lodging Trust, Inc.,
Series A, 1.950%	30,070	787,533
First Tennessee Bank NA, 3.750% (S)	385	258,552
GMAC Capital Trust I (8.125% to
02/15/2016, then
3 month LIBOR + 5.785%)	21,225	510,461
Hartford Financial Services
Group, Inc., 7.875%	50,575	1,367,548
HSBC USA, Inc., 6.500%	10,000	260,500
MetLife, Inc., 5.000%	36,643	2,267,102
U.S. Bancorp (6.500% to 01/15/2022, then
3 month LIBOR + 4.468%)	60,975	1,742,666
Wells Fargo & Company,
Series L, 7.500%	2,205	2,480,625
Wintrust Financial Corp., 5.000%	135	135,853
Zions Bancorporation, 7.900%	43,550	1,186,738
Zions Bancorporation, Series C, 9.500%	56,400	1,478,808

		16,400,419
Industrials - 0.1%
Continental Airlines
Finance Trust II, 6.000%	5,800	206,625
United Technologies Corp.,
7.500%, 7.500%	6,200	326,678

		533,303
Utilities - 0.5%
PPL Corp., 8.750%	42,715	2,283,971

TOTAL PREFERRED SECURITIES (Cost $21,401,771)		$20,432,384

ESCROW CERTIFICATES - 0.0%
Consumer Discretionary - 0.0%
Lear Corp., Series B
8.750%, 12/01/2016 (I)	1,415,000	15,919
SuperMedia, Inc.
8.000%, 11/15/2016 (I)	2,685,000	0

		15,919

TOTAL ESCROW CERTIFICATES (Cost $187)		$15,919

OPTIONS PURCHASED - 0.1%
Call Options - 0.1%
Over the Counter Call USD vs. JPY
(Expiration Date: 01/24/2013; Strike
Price: $86; Counterparty: Morgan
Stanley Company, Inc.) (I)	13,000,000	107,198
Over the Counter Call USD vs. JPY
(Expiration Date: 04/19/2013; Strike
Price: $90; Counterparty: State Street
Global Markets) (I)	11,600,000	83,021

		190,219

TOTAL OPTIONS PURCHASED (Cost $346,340)		$190,219

SHORT-TERM INVESTMENTS - 0.1%
Repurchase Agreement - 0.1%
Repurchase Agreement with State
Street Corp. dated 06/29/2012 at
0.010% to be repurchased at $372,738
on 07/02/2012, collateralized by
$205,000 Federal National Mortgage
Association, 7.125% due 01/15/2030
(valued at $330,050, including interest)
and $50,000 U.S. Treasury Notes,
1.750% due 03/31/2014 (valued at
$51,234, including interest)	$372,738	$372,738

TOTAL SHORT-TERM INVESTMENTS (Cost $372,738)		$372,738

Total Investments (Strategic Income Opportunities Trust)
(Cost $418,215,332) - 98.7%		$434,691,638
Other assets and liabilities, net - 1.3%		5,702,251

TOTAL NET ASSETS - 100.0%		$440,393,889

Total Return Trust

	Shares or Principal Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 83.0%
U.S. Government - 32.9%
Treasury Inflation Protected Securities
0.125%, 04/15/2016 to 01/15/2022	$23,399,458	$24,772,057
0.625%, 07/15/2021	6,226,636	6,941,728
0.750%, 02/15/2042	15,272,250	16,057,335
1.125%, 01/15/2021	5,574,010	6,420,998
1.250%, 07/15/2020	11,709,612	13,608,771
1.750%, 01/15/2028	6,698,837	8,400,234
2.000%, 01/15/2026	7,997,997	10,212,442
2.125%, 02/15/2040	10,856,982	15,430,486
2.375%, 01/15/2025 to 01/15/2027	16,850,074	22,465,584
2.500%, 01/15/2029	20,037,985	27,830,878
3.625%, 04/15/2028	8,961,246	13,832,526
3.875%, 04/15/2029	7,697,030	12,447,545
U.S. Treasury Bonds
3.125%, 11/15/2041	4,100,000	4,415,188
U.S. Treasury Notes
0.010%, 11/08/2012	310,000	309,847
0.205%, 06/27/2013	280,000	279,426
0.625%, 05/31/2017	21,900,000	21,809,312
0.750%, 06/30/2017	136,800,000	136,992,375
0.875%, 01/31/2017 to 04/30/2017	157,100,000	158,448,774
1.000%, 03/31/2017 to 06/30/2019	135,500,000	137,407,267
1.125%, 05/31/2019	103,600,000	103,826,677

The accompanying notes are an integral part of the financial statements.

82

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Total Return Trust (continued)

	Shares or Principal Amount		Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government (continued)
U.S. Treasury Notes (continued)
1.250%, 04/30/2019		$22,817,000	$23,082,613
1.375%, 11/30/2018 to 02/28/2019		128,600,000	131,605,758
1.500%, 08/31/2018		214,300,000	221,248,035
2.750%, 02/15/2019		2,000,000	2,221,094
3.125%, 05/15/2019		1,900,000	2,160,657
3.375%, 11/15/2019		8,300,000	9,608,545
3.500%, 02/15/2018		200,000	228,938
3.625%, 08/15/2019		3,100,000	3,638,383

			1,135,703,473
U.S. Government Agency - 50.1%
Federal Home Loan Mortgage Corp.
4.500%, 04/01/2041		5,499,767	5,873,192
Federal Home Loan Mortgage Corp.
1.000%, 03/08/2017 to 06/29/2017		36,300,000	36,477,669
1.250%, 05/12/2017		3,200,000	3,243,818
1.750%, 05/30/2019		7,800,000	7,983,183
2.000%, 08/25/2016		1,700,000	1,787,009
2.375%, 01/13/2022		4,800,000	4,930,214
2.649%, 01/01/2029 (P)		158,483	167,060
2.686%, 06/01/2034 (P)		244,814	262,031
3.750%, 03/27/2019		2,600,000	3,004,893
4.000%, TBA (C)		27,000,000	28,602,007
4.000%, 09/01/2041		30,990,803	32,869,546
4.500%, TBA (C)		2,000,000	2,136,500
4.500%, 10/01/2025 to 10/01/2041		32,303,297	34,476,594
5.000%, 02/16/2017		1,400,000	1,662,801
5.250%, 04/18/2016		300,000	351,185
5.500%, 08/23/2017 to 07/01/2038		3,207,429	3,525,612
6.000%, 03/01/2016 to 08/01/2038		2,003,442	2,192,593
Federal National Mortgage Association
0.500%, 07/02/2015		4,800,000	4,794,067
1.125%, 04/27/2017		8,300,000	8,381,830
1.250%, 01/30/2017		21,300,000	21,645,380
1.353%, 06/01/2043 (P)		1,088,025	1,091,270
1.375%, 11/15/2016		1,900,000	1,945,484
1.553%, 10/01/2040 (P)		180,025	180,849
1.625%, 10/26/2015		260,000	269,311
2.225%, 09/01/2035 (P)		3,267,916	3,435,475
3.000%, TBA (C)		37,000,000	38,766,994
3.330%, 11/01/2021		396,185	426,830
3.500%, TBA (C)		136,000,000	142,725,594
3.500%, 08/01/2013 to 05/01/2042		8,001,219	8,430,441
3.949%, 05/01/2036 (P)		2,004,041	2,170,496
4.000%, TBA (C)		261,000,000	277,771,625
4.000%, 09/01/2013 to 01/01/2042		83,733,256	89,138,737
4.500%, TBA (C)		258,000,000	276,633,972
4.500%, 02/01/2018 to 01/01/2042		299,368,806	321,092,120
4.838%, 09/01/2035 (P)		216,114	228,124
5.000%, TBA (C)		22,500,000	24,353,354
5.000%, 02/13/2017 to 04/01/2037		8,484,155	9,372,196
5.019%, 05/01/2035 (P)		314,074	334,230
5.250%, 09/15/2016		300,000	354,889
5.375%, 07/15/2016 to 06/12/2017		4,200,000	5,013,305
5.500%, TBA (C)		160,000,000	174,510,293
5.500%, 01/01/2024 to 06/01/2040		52,393,076	57,482,785
6.000%, 12/01/2016 to 01/01/2039		75,672,814	83,240,042
6.500%, 03/01/2036 to 11/01/2037		56,251	63,209
Government National
Mortgage Association
1.625%, 09/20/2021 to 02/20/2032 (P)		1,026,922	1,060,511
2.375%, 05/20/2023 to 05/20/2030 (P)		381,991	391,162
Small Business Administration
4.504%, 02/01/2014		151,428	155,801
4.880%, 11/01/2024		82,245	91,305
5.130%, 09/01/2023		153,511	170,204
5.520%, 06/01/2024		2,726,180	3,079,971

			1,728,347,763

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $2,821,605,575)			$2,864,051,236

FOREIGN GOVERNMENT
OBLIGATIONS - 5.3%
Brazil - 0.0%
Federative Republic of Brazil
10.250%, 01/10/2028	BRL	2,600,000	1,608,414
Canada - 3.6%
Canada Housing Trust
2.650%, 03/15/2022 (S)	CAD	1,500,000	1,522,896
3.350%, 12/15/2020 (S)		7,300,000	7,851,533
3.800%, 06/15/2021 (S)		3,700,000	4,113,029
Province of British Columbia
3.250%, 12/18/2021		300,000	311,731
4.300%, 06/18/2042		400,000	467,003
Province of Ontario
1.600%, 09/21/2016		$100,000	101,843
3.000%, 07/16/2018		1,800,000	1,934,302
3.150%, 06/02/2022	CAD	11,600,000	11,766,121
4.000%, 06/02/2021		3,000,000	3,263,815
4.200%, 06/02/2020		29,300,000	32,293,602
4.300%, 03/08/2017		1,700,000	1,852,835
4.400%, 04/14/2020		$1,100,000	1,279,557
4.600%, 06/02/2039	CAD	1,800,000	2,118,258
4.700%, 06/02/2037		36,400,000	42,990,327
Province of Quebec
2.750%, 08/25/2021		$1,200,000	1,242,254
3.500%, 07/29/2020		600,000	660,467
3.500%, 12/01/2022	CAD	600,000	620,055
4.250%, 12/01/2021		5,000,000	5,502,210
4.500%, 12/01/2017 to 12/01/2020		3,700,000	4,119,175

			124,011,013
France - 0.3%
Societe Financement de
l’Economie Francaise
0.667%, 07/16/2012 (P)(S)		$2,000,000	2,000,160
3.375%, 05/05/2014 (S)		6,500,000	6,753,227

			8,753,387
Italy - 0.1%
Republic of Italy
2.100%, 09/15/2021	EUR	2,989,420	2,956,348
Mexico - 0.3%
Government of Mexico
6.000%, 06/18/2015	MXN	34,700,000	2,691,483
6.250%, 06/16/2016		33,700,000	2,656,774
Bond6.500%, maturing at 06/09/2022		33,000,000	2,672,939
8.000%, 06/11/2020		7,800,000	690,524
10.000%, 12/05/2024		7,500,000	787,775

			9,499,495
Panama - 0.0%
Republic of Panama
7.250%, 03/15/2015		$700,000	799,750

The accompanying notes are an integral part of the financial statements.

83

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Total Return Trust (continued)

	Shares or Principal Amount		Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Russia - 0.4%
Government of Russia
7.500%, 03/31/2030		$12,719,000	$15,270,304
South Korea - 0.6%
Export-Import Bank of Korea
4.000%, 01/29/2021		1,100,000	1,136,267
4.125%, 09/09/2015		6,400,000	6,784,269
Korea Housing Finance Corp.
4.125%, 12/15/2015 (S)		1,100,000	1,163,891
Republic of Korea
4.375%, 08/10/2015		9,900,000	10,553,667

			19,638,094
Turkey - 0.0%
Export Credit Bank of Turkey
5.875%, 04/24/2019 (S)		1,500,000	1,543,125

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $172,531,773)			$184,079,930

CORPORATE BONDS - 23.8%
Consumer Discretionary - 1.4%
Banque PSA Finance SA
2.361%, 04/04/2014 (P)(S)		5,400,000	5,251,908
Comcast Cable Communications
Holdings, Inc.
8.375%, 03/15/2013		200,000	210,814
Daimler Finance North America LLC
1.668%, 09/13/2013 (P)(S)		2,500,000	2,514,780
Ford Motor Credit Company LLC
5.875%, 08/02/2021		800,000	890,641
7.000%, 10/01/2013 to 04/15/2015		1,300,000	1,422,646
7.500%, 08/01/2012		3,500,000	3,513,801
8.000%, 06/01/2014 to 12/15/2016		1,200,000	1,412,468
President and Fellows of Harvard College
6.500%, 01/15/2039 (S)		21,300,000	31,751,697

			46,968,755
Energy - 1.5%
AK Transneft OJSC
8.700%, 08/07/2018 (S)		1,300,000	1,620,450
Cameron International Corp.
1.397%, 06/02/2014 (P)		3,500,000	3,494,887
El Paso Corp.
7.750%, 01/15/2032		5,475,000	6,161,657
Gazprom OAO
5.092%, 11/29/2015 (S)		300,000	315,750
6.212%, 11/22/2016 (S)		2,070,000	2,245,847
6.510%, 03/07/2022		3,000,000	3,326,280
7.201%, 02/01/2020		38,786	42,323
9.625%, 03/01/2013		100,000	104,765
10.500%, 03/08/2014		1,000,000	1,115,000
Novatek Finance, Ltd.
5.326%, 02/03/2016 (S)		1,100,000	1,144,132
Peabody Energy Corp.
7.875%, 11/01/2026		1,200,000	1,227,000
Petrobras International Finance Company
3.875%, 01/27/2016		9,100,000	9,398,007
5.875%, 03/01/2018		10,000,000	11,089,440
Petroleos Mexicanos
5.500%, 01/21/2021		8,200,000	9,266,000
5.500%, 06/27/2044 (S)		800,000	818,000
Ras Laffan Liquefied Natural Gas
Company, Ltd. III
5.838%, 09/30/2027 (S)		1,500,000	1,650,000

			53,019,538
Financials - 19.1%
Allstate Life Global Funding Trusts
5.375%, 04/30/2013		3,000,000	3,121,236
Ally Financial, Inc.
3.667%, 02/11/2014 (P)		600,000	595,644
4.625%, 06/26/2015		1,200,000	1,207,600
6.750%, 12/01/2014		2,000,000	2,105,000
7.500%, 09/15/2020		100,000	112,375
8.000%, 11/01/2031		5,100,000	5,898,344
8.300%, 02/12/2015		2,600,000	2,834,000
American Express Centurion Bank
5.550%, 10/17/2012		2,500,000	2,535,133
American Express Company
7.000%, 03/19/2018		18,500,000	22,910,141
American Express Credit Corp.
5.875%, 05/02/2013		2,800,000	2,916,732
American International Group, Inc.
4.900%, 06/02/2014	CAD	6,100,000	6,126,363
5.050%, 10/01/2015		$800,000	849,231
5.450%, 05/18/2017		400,000	434,421
5.850%, 01/16/2018		1,300,000	1,437,864
8.250%, 08/15/2018		200,000	241,557
American International Group, Inc.
(8.175% to 05/15/2038, then 3 month
LIBOR + 4.195%)
05/15/2058		12,500,000	13,562,500
ANZ National International, Ltd.
6.200%, 07/19/2013 (S)		3,900,000	4,085,913
Australia & New Zealand Banking
Group, Ltd.
2.125%, 01/10/2014 (S)		4,700,000	4,756,071
Banco Nacional de Desenvolvimento
Economico e Social
4.125%, 09/15/2017 (S)	EUR	1,100,000	1,443,555
Banco Santander Brasil SA
4.500%, 04/06/2015 (S)		$600,000	600,000
Bank of America Corp.
6.000%, 09/01/2017		7,095,000	7,660,230
6.500%, 08/01/2016		15,700,000	17,246,905
Bank of America NA
6.000%, 10/15/2036		1,400,000	1,474,078
Bank of China Hong Kong, Ltd.
5.550%, 02/11/2020 (S)		1,200,000	1,296,899
Bank of Montreal
1.950%, 01/30/2017 (S)		2,000,000	2,058,882
2.850%, 06/09/2015 (S)		2,200,000	2,328,458
Bank of Nova Scotia
1.650%, 10/29/2015 (S)		2,400,000	2,454,238
Barclays Bank PLC
2.375%, 01/13/2014		3,400,000	3,408,293
2.500%, 01/23/2013		17,600,000	17,728,779
5.450%, 09/12/2012		12,500,000	12,610,525
BBVA Bancomer SA
4.500%, 03/10/2016 (S)		1,400,000	1,407,000
6.500%, 03/10/2021 (S)		2,900,000	2,929,000
BNP Paribas SA
1.369%, 01/10/2014 (P)		9,300,000	9,105,639
BPCE SA
2.375%, 10/04/2013 (S)		900,000	883,618

The accompanying notes are an integral part of the financial statements.

84

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Total Return Trust (continued)

	Shares or Principal Amount		Value

CORPORATE BONDS (continued)
Financials (continued)
CIT Group, Inc.
5.250%, 04/01/2014 (S)		$1,000,000	$1,035,000
Citigroup, Inc.
0.738%, 06/09/2016 (P)		9,600,000	8,315,770
2.467%, 08/13/2013 (P)		2,700,000	2,718,757
4.875%, 05/07/2015		2,500,000	2,564,848
5.300%, 10/17/2012		1,600,000	1,619,962
5.500%, 08/27/2012 to 04/11/2013		14,700,000	15,031,965
5.625%, 08/27/2012		2,500,000	2,514,978
5.850%, 07/02/2013		1,000,000	1,046,021
6.000%, 08/15/2017		4,100,000	4,493,116
6.125%, 08/25/2036		4,200,000	4,135,643
8.500%, 05/22/2019		1,400,000	1,729,977
Credit Suisse New York
2.200%, 01/14/2014		2,200,000	2,214,465
Dexia Credit Local
0.867%, 03/05/2013 (P)(S)		25,700,000	24,921,922
0.946%, 04/29/2014 (P)(S)		11,400,000	10,694,283
2.750%, 04/29/2014 (S)		1,000,000	975,840
Fifth Third Bancorp
0.888%, 12/20/2016 (P)		1,800,000	1,659,289
FIH Erhvervsbank A/S
0.838%, 06/13/2013 (P)(S)		40,100,000	40,105,414
General Electric Capital Corp.
5.875%, 01/14/2038		4,200,000	4,827,690
6.875%, 01/10/2039		20,100,000	25,963,853
General Electric Capital Corp. (5.500% to
09/15/2017, then 3 month
EURIBOR + 2.000%)
09/15/2067 (S)	EUR	12,700,000	14,432,512
Hartford Financial Services Group, Inc.,
(8.125% to 06/15/2018, then 3 month
LIBOR + 4.6025%)
06/15/2038		$1,500,000	1,571,250
HSBC Bank PLC
2.000%, 01/19/2014 (S)		2,300,000	2,321,247
HSBC Holdings PLC
6.500%, 05/02/2036 to 09/15/2037		2,900,000	3,212,105
ING Bank NV
2.000%, 10/18/2013 (S)		1,200,000	1,191,630
2.650%, 01/14/2013 (S)		600,000	603,042
International Lease Finance Corp.
5.750%, 05/15/2016		800,000	811,943
6.750%, 09/01/2016 (S)		2,100,000	2,257,500
Intesa Sanpaolo SpA
2.867%, 02/24/2014 (P)(S)		5,300,000	4,976,795
JPMorgan Chase & Company
0.904%, 09/26/2013 (P)	EUR	500,000	629,318
JPMorgan Chase & Company (7.900% to
04/30/2018, then 3 month
LIBOR + 3.470%)
04/30/2018 (Q)		$1,700,000	1,863,693
LBG Capital No.1 PLC (8.500% to
12/17/2021, then 3 month
LIBOR + 6.921%)
12/17/2021 (Q)(S)		700,000	645,050
Lloyds TSB Bank PLC
4.875%, 01/21/2016		2,800,000	2,940,496
Lloyds TSB Bank PLC (12.000% to
12/16/2024, then 3 month
LIBOR + 11.750%)
12/16/2024 (Q)(S)		14,700,000	15,376,788
Merrill Lynch & Company, Inc.
6.400%, 08/28/2017		4,300,000	4,679,385
6.875%, 04/25/2018		9,300,000	10,411,136
MetLife, Inc.
6.400%, 12/15/2036		1,300,000	1,275,754
Monumental Global Funding, Ltd.
5.500%, 04/22/2013 (S)		2,300,000	2,380,778
Morgan Stanley
1.177%, 01/16/2017 (P)	EUR	15,000,000	16,293,808
2.967%, 05/14/2013 (P)		$9,400,000	9,387,131
National Australia Bank, Ltd.
5.350%, 06/12/2013 (S)		3,300,000	3,438,369
National Bank of Canada
2.200%, 10/19/2016 (S)		400,000	417,332
Nationwide Building Society
6.250%, 02/25/2020 (S)		5,000,000	5,396,955
Nordea Bank AB
2.125%, 01/14/2014 (S)		1,000,000	1,001,700
Pacific LifeCorp.
6.000%, 02/10/2020 (S)		1,200,000	1,310,650
Pricoa Global Funding I
0.661%, 09/27/2013 (P)(S)		3,300,000	3,286,589
Principal Life Income Funding Trusts
5.300%, 04/24/2013		2,700,000	2,800,829
5.550%, 04/27/2015		4,300,000	4,746,319
Prudential Financial, Inc.
6.625%, 12/01/2037		900,000	1,019,124
Qatari Diar Finance QSC
5.000%, 07/21/2020 (S)		900,000	1,008,000
Regions Bank
7.500%, 05/15/2018		36,000	40,500
Resona Bank, Ltd. (5.850% to 04/15/2016,
then 3 month LIBOR + 2.770%)
04/15/2016 (Q)(S)		700,000	720,541
Royal Bank of Scotland PLC
1.201%, 09/29/2015 (P)		600,000	486,000
1.247%, 10/14/2016 (P)		800,000	618,400
3.950%, 09/21/2015		4,100,000	4,176,777
RZD Capital, Ltd.
5.739%, 04/03/2017		3,100,000	3,309,033
Santander US Debt SAU
2.991%, 10/07/2013 (S)		9,500,000	9,135,381
SLM Corp.
3.125%, 09/17/2012	EUR	5,600,000	7,064,033
5.125%, 08/27/2012		$5,030,000	5,048,878
5.375%, 05/15/2014		1,300,000	1,345,572
6.250%, 01/25/2016		7,400,000	7,770,000
State Bank of India/London
4.500%, 07/27/2015 (S)		2,900,000	2,948,972
Stone Street Trust
5.902%, 12/15/2015 (S)		7,500,000	7,673,475
Sumitomo Mitsui Banking Corp.
1.950%, 01/14/2014 (S)		2,100,000	2,121,693
The Bear Stearns Companies LLC
7.250%, 02/01/2018		43,600,000	52,149,480
The Goldman Sachs Group, Inc.
1.032%, 05/23/2016 (P)	EUR	3,300,000	3,781,719
5.950%, 01/18/2018		$8,200,000	8,780,511
6.150%, 04/01/2018		3,400,000	3,687,660
6.250%, 09/01/2017		6,600,000	7,179,150
UBS AG
5.750%, 04/25/2018		2,400,000	2,659,937
5.875%, 12/20/2017		2,600,000	2,905,583
Vnesheconombank
5.450%, 11/22/2017 (S)		1,200,000	1,241,388

The accompanying notes are an integral part of the financial statements.

85

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Total Return Trust (continued)

	Shares or Principal Amount		Value

CORPORATE BONDS (continued)
Financials (continued)
Wells Fargo & Company, Series K
(7.980% to 03/15/2018, then 3 month
LIBOR + 3.770%)
03/15/2018 (Q)		$73,900,000	$81,105,250
Westpac Banking Corp.
3.585%, 08/14/2014 (S)		2,700,000	2,847,498

			657,419,676
Health Care - 0.0%
Amgen, Inc.
3.625%, 05/15/2022		800,000	827,938
AstraZeneca PLC
5.900%, 09/15/2017		600,000	721,154

			1,549,092
Industrials - 0.5%
Caterpillar, Inc.
0.637%, 05/21/2013 (P)		12,800,000	12,840,640
Noble Group, Ltd.
6.750%, 01/29/2020		2,800,000	2,702,000
Odebrecht Drilling Norbe VIII/IX, Ltd.
6.350%, 06/30/2021 (S)		1,078,000	1,129,205
Sydney Airport Finance
Company Pty, Ltd.
5.125%, 02/22/2021 (S)		600,000	642,044

			17,313,889
Information Technology - 0.4%
Hewlett-Packard Company
0.747%, 05/24/2013 (P)		14,800,000	14,767,706
Materials - 0.6%
Braskem Finance, Ltd.
5.750%, 04/15/2021 (S)		1,200,000	1,233,000
Corporacion Nacional del Cobre de Chile
6.150%, 10/24/2036 (S)		400,000	501,172
CSN Islands XI Corp.
6.875%, 09/21/2019 (S)		5,000,000	5,450,000
CSN Resources SA
6.500%, 07/21/2020 (S)		4,300,000	4,658,190
Gerdau Holdings, Inc.
7.000%, 01/20/2020 (S)		2,800,000	3,122,000
Gerdau Trade, Inc.
5.750%, 01/30/2021 (S)		900,000	932,850
Rohm & Haas Company
6.000%, 09/15/2017		2,100,000	2,445,742
Vale Overseas, Ltd.
6.250%, 01/23/2017		700,000	796,392
6.875%, 11/21/2036		700,000	812,892

			19,952,238
Telecommunication Services - 0.0%
Qtel International Finance, Ltd.
3.375%, 10/14/2016 (S)		200,000	207,300
4.750%, 02/16/2021 (S)		300,000	319,500

			526,800
Utilities - 0.3%
Dominion Resources, Inc.
5.700%, 09/17/2012		150,000	151,534
ENN Energy Holdings, Ltd.
6.000%, 05/13/2021 (S)		600,000	604,039
Nisource Finance Corp.
6.125%, 03/01/2022		4,800,000	5,635,267
SteelRiver Transmission Company LLC
4.710%, 06/30/2017 (S)		3,620,618	3,732,061

			10,122,901

TOTAL CORPORATE BONDS (Cost $783,355,272)			$821,640,595

CAPITAL PREFERRED SECURITIES - 0.7%
Financials - 0.7%
Citigroup Capital XXI (8.300% to
12/21/2037, then 3 month
LIBOR + 4.170%)
12/21/2057		13,700,000	13,734,250
JPMorgan Chase Capital XX
6.550%, 09/29/2036		700,000	700,000
MUFG Capital Finance 5, Ltd. (6.299% to
01/25/2017, then 6 month GBP
LIBOR + 2.060%)
01/25/2017 (Q)	GBP	700,000	1,118,232
RBS Capital Trust I (4.709% to
07/01/2013, then 3 month
LIBOR + 1.865%)
07/01/2013 (Q)		$2,100,000	1,228,500
State Street Capital Trust IV
1.468%, 06/15/2037 (P)		600,000	433,124
UBS Preferred Funding Trust V (6.243%
to 05/15/2016, then 3 month
LIBOR + 1.615%)
05/15/2016 (Q)		5,400,000	5,076,000
USB Capital IX
3.500%, 04/15/2017 (P)(Q)		500,000	384,850

			22,674,956

TOTAL CAPITAL PREFERRED
SECURITIES (Cost $21,929,232)			$22,674,956

MUNICIPAL BONDS - 4.0%
American Municipal Power, Inc. (Ohio)
8.084%, 02/15/2050		2,700,000	3,913,191
Bay Area Toll Authority (California)
7.043%, 04/01/2050		4,200,000	5,986,344
California Infrastructure & Economic
Development Bank
6.486%, 05/15/2049		1,100,000	1,357,246
California State University
6.484%, 11/01/2041		2,000,000	2,464,780
Chicago Transit Authority (Illinois)
6.200%, 12/01/2040		1,300,000	1,429,987
Chicago Transit Authority,
Series A (Illinois)
6.300%, 12/01/2021		200,000	215,016
6.899%, 12/01/2040		3,400,000	4,007,614
Chicago Transit Authority,
Series B (Illinois)
6.300%, 12/01/2021		400,000	430,032
6.899%, 12/01/2040		3,300,000	3,984,189
City of Los Angeles (California)
5.713%, 06/01/2039		1,000,000	1,218,560
City of North Las Vegas (Nevada)
6.572%, 06/01/2040		11,600,000	13,423,984
County of Clark (Nevada)
6.820%, 07/01/2045		2,200,000	3,034,592
Illinois Municipal Electric Agency
6.832%, 02/01/2035		2,700,000	3,253,068

The accompanying notes are an integral part of the financial statements.

86

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Total Return Trust (continued)

	Shares or Principal Amount		Value

MUNICIPAL BONDS (continued)
Iowa Tobacco Settlement Authority,
Series A
6.500%, 06/01/2023		$330,000	$312,946
Los Angeles County Public Works
Financing Authority (California)
7.488%, 08/01/2033		500,000	617,350
7.618%, 08/01/2040		800,000	993,848
Los Angeles Unified School
District (California)
4.500%, 07/01/2022		6,200,000	6,970,164
6.758%, 07/01/2034		3,300,000	4,278,318
New Jersey State Turnpike Authority
7.414%, 01/01/2040		12,000,000	17,560,560
New York City Municipal Water Finance
Authority (New York)
5.882%, 06/15/2044		5,100,000	6,633,876
6.011%, 06/15/2042		1,000,000	1,327,920
6.282%, 06/15/2042		5,100,000	5,833,839
North Carolina Turnpike Authority
6.700%, 01/01/2039		3,000,000	3,489,780
Northern Tobacco Securitization Corp.
(Alaska)
5.000%, 06/01/2046		12,000,000	9,038,280
Public Power Generation Agency
(Nebraska)
7.242%, 01/01/2041		500,000	598,645
State of California
5.650%, 04/01/2039 (P)		1,200,000	1,245,324
7.500%, 04/01/2034		1,300,000	1,627,366
7.550%, 04/01/2039		1,300,000	1,684,124
7.600%, 11/01/2040		2,600,000	3,356,522
State of Iowa
6.750%, 06/01/2034		6,400,000	7,612,352
State of Washington - Series C
5.000%, 06/01/2041		7,800,000	8,689,824
Tobacco Settlement Financing Corp.
(Rhode Island)
6.250%, 06/01/2042		500,000	508,655
University of California
6.398%, 05/15/2031		500,000	612,580
6.548%, 05/15/2048		7,300,000	9,551,028

TOTAL MUNICIPAL BONDS (Cost $113,172,669)			$137,261,904

TERM LOANS (M) - 0.2%
Financials - 0.2%
Springleaf Finance Funding Company
5.500%, 05/10/2017		7,100,000	6,672,729

TOTAL TERM LOANS (Cost $7,069,479)			$6,672,729

COLLATERALIZED MORTGAGE
OBLIGATIONS - 5.6%
Commercial & Residential - 4.7%
American Home Mortgage
Investment Trust, Series 2004-4,
Class 4A
2.736%, 02/25/2045 (P)		731,829	633,106
Arran Residential
Mortgages Funding PLC
Series 2010-1A, Class A1B,
1.889%, 05/16/2047 (P)(S)	EUR	490,758	622,013
Series 2010-1A, Class A2B,
2.089%, 05/16/2047 (P)(S)		5,200,000	6,608,649
Banc of America Large Loan, Inc.,
Series 2010-HLTN, Class HLTN
1.992%, 11/15/2015 (P)(S)		$2,526,332	2,393,742
Bank of America Funding Corp.
Series 2005-D, Class A1,
2.628%, 05/25/2035 (P)		1,230,036	1,249,522
Series 2004-A, Class 1A3,
5.459%, 09/20/2034 (P)		249,676	252,895
Bank of America
Mortgage Securities, Inc.
Series 2004-2, Class 5A1,
6.500%, 10/25/2031		11,122	11,712
Series 2004-1, Class 5A1,
6.500%, 09/25/2033		96,619	101,850
BCAP LLC Trust
Series 2011-RR4, Class 8A1,
5.250%, 02/26/2036 (S)		3,527,601	3,500,788
Series 2011-RR5, Class 5A1,
5.250%, 08/26/2037 (S)		9,000,000	8,820,000
Series 2011-RR5, Class 12A1,
5.530%, 03/26/2037 (P)(S)		600,000	468,000
Bear Stearns Adjustable
Rate Mortgage Trust
Series 2004-6, Class 1A1,
2.562%, 09/25/2034 (P)		88,702	64,548
Series 2005-2, Class A1,
2.570%, 03/25/2035 (P)		11,480,728	11,198,325
Series 2002-11, Class 1A2,
2.897%, 02/25/2033 (P)		128,486	107,170
Series 2003-8, Class 2A1,
2.922%, 01/25/2034 (P)		687,104	678,791
Series 2004-7, Class 1A1,
2.951%, 10/25/2034 (P)		68,327	53,056
Series 2004-3, Class 1A2,
3.096%, 07/25/2034 (P)		55,140	47,410
Series 2004-9, Class 22A1,
3.174%, 11/25/2034 (P)		794,113	787,684
Bear Stearns Alt-A Trust
Series 2006-8, Class 3A1,
0.405%, 02/25/2034 (P)		1,752,826	1,430,546
Series 2004-9, Class 2A1,
2.678%, 09/25/2034 (P)		95,597	71,564
Series 2005-7, Class 22A1,
2.879%, 09/25/2035 (P)		1,348,509	923,729
Series 2005-4, Class 2A1,
2.883%, 05/25/2035 (P)		2,333,045	1,852,444
Bear Stearns Commercial Mortgage
Securities, Series 2007-T26, Class A4
5.471%, 01/12/2045 (P)		2,000,000	2,289,046
Bear Stearns Commercial Mortgage
Securities, Inc., Series 2007-PW18,
Class A4
5.700%, 06/11/2050		5,200,000	5,986,952
Citigroup Mortgage Loan Trust, Inc.
Series 2005-6, Class A1,
2.230%, 09/25/2035 (P)		10,846,372	10,092,538
Series 2005-11, Class A2A,
2.580%, 10/25/2035 (P)		488,115	426,516
Commercial Mortgage Pass Through
Certificates, Series 2006-C8, Class A4
5.306%, 12/10/2046		4,100,000	4,607,059
Countrywide Alternative Loan Trust
Series 2007-OA6, Class A1B,
0.445%, 06/25/2037 (P)		11,212,140	7,087,182
Series 2003-J3, Class 2A1,
6.250%, 12/25/2033		31,709	32,891

The accompanying notes are an integral part of the financial statements.

87

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Total Return Trust (continued)

	Shares or Principal Amount		Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Countrywide Home Loan Mortgage
Pass Through Trust
Series 2005-3, Class 1A2,
0.535%, 04/25/2035 (P)		$349,290	$220,227
Series 2005-HYB9, Class 3A2A,
2.595%, 02/20/2036 (P)		527,067	390,503
Series 2004-22, Class A3,
2.620%, 11/25/2034 (P)		2,025,378	1,667,466
Series 2004-HYB9, Class 1A1,
2.709%, 02/20/2035 (P)		3,507,900	2,865,624
Series 2004-12, Class 11A2,
2.902%, 08/25/2034 (P)		61,013	47,352
Series 2003-R4, Class 2A,
6.500%, 01/25/2034 (P)(S)		147,184	147,308
Credit Suisse First Boston Mortgage
Securities Corp., Series 2004-AR8,
Class 2A1
2.702%, 09/25/2034 (P)		212,899	209,216
Credit Suisse Mortgage
Capital Certificates
Series 2007-C5, Class A4,
5.695%, 09/15/2040 (P)		11,200,000	12,016,570
Series 2006-C2, Class A3,
5.851%, 03/15/2039 (P)		700,000	769,853
European Loan Conduit, Series 25X,
Class A
0.840%, 05/15/2019 (P)	EUR	306,508	327,763
First Nationwide Trust, Series 2001-3,
Class 1A1
, 6.750%, 08/21/2031		$2,824	2,916
GMAC Mortgage Corp Loan Trust,
Series 2005-AR6, Class 3A1
5.047%, 11/19/2035 (P)		535,155	451,431
Greenpoint Mortgage Funding Trust
Series 2006-AR6, Class A1A,
0.325%, 10/25/2046 (P)		34,915	34,538
Series 2006-AR8, Class 1A1A,
0.325%, 01/25/2047 (P)		9,710	9,685
Greenwich Capital
Commercial Funding Corp.
Series 2005-GG3, Class A4,
4.799%, 08/10/2042 (P)		300,000	323,366
Series 2007-GG9, Class A4,
5.444%, 03/10/2039		1,600,000	1,775,387
GS Mortgage Securities Corp. II,
Series 2007-EOP, Class A1
1.103%, 03/06/2020 (P)(S)		3,487,738	3,464,520
GSR Mortgage Loan Trust,
Series 2005-AR7, Class 6A1
5.132%, 11/25/2035 (P)		1,915,034	1,836,898
Harborview Mortgage Loan Trust,
Series 2005-2, Class 2A1A
0.463%, 05/19/2035 (P)		501,097	314,388
Holmes Master Issuer PLC,
Series 2011-1A, Class A3
2.107%, 10/15/2054 (P)(S)	EUR	2,900,000	3,692,085
Homebanc Mortgage Trust, Series 2005-4,
Class A1
0.515%, 10/25/2035 (P)		$7,620,383	5,309,136
Impac CMB Trust, IMM 2004-6 1A2
1.025%, 10/25/2034 (P)		12,014,569	9,611,655
Indymac ARM Trust, Series 2001-H2,
Class A2
1.750%, 01/25/2032 (P)		6,866	5,487
JP Morgan Chase Commercial Mortgage
Securities Corp., Series 2007-LD12,
Class A4
5.882%, 02/15/2051 (P)		1,200,000	1,363,895
JPMorgan Chase Commercial
Mortgage Securities Corp.
Series 2010-C2, Class A3,
4.070%, 11/15/2043 (S)		5,000,000	5,459,415
Series 2007-LDPX, Class A3,
5.420%, 01/15/2049		500,000	559,594
JPMorgan Mortgage Trust
Series 2005-A1, Class 6T1,
5.005%, 02/25/2035 (P)		533,555	533,982
Series 2005-S3, Class 1A2,
5.750%, 01/25/2036		288,746	265,987
Mellon Residential Funding Corp.,
Series 2000-TBC2, Class A1
0.722%, 06/15/2030 (P)		1,369,668	1,305,349
Merrill Lynch Mortgage Investors, Inc.
Series 2005-A10, Class A,
0.455%, 02/25/2036 (P)		1,033,775	753,827
Series 2005-3, Class 5A,
0.495%, 11/25/2035 (P)		899,965	723,751
Series 2005-2, Class 3A,
1.239%, 10/25/2035 (P)		481,491	417,213
Merrill Lynch/Countrywide Commercial
Mortgage Trust, Series 2007-6,
Class A4
5.485%, 03/12/2051 (P)		1,300,000	1,415,921
Morgan Stanley Capital I
Series 2007-IQ14, Class A2FX,
5.610%, 04/15/2049		4,326,713	4,456,156
Series 2007-IQ16, Class A4,
5.809%, 12/12/2049		400,000	462,851
Morgan Stanley Reremic Trust,
Series 2009-GG10, Class A4A
5.979%, 08/12/2045 (P)(S)		1,300,000	1,473,654
Nomura Asset Acceptance Corp.,
Series 2004-R1, Class A2
7.500%, 03/25/2034 (S)		210,315	223,381
Prime Mortgage Trust
Series 2004-CL1, Class 2A2,
0.645%, 02/25/2019 (P)		16,737	16,374
Series 2004-CL1, Class 1A2,
0.645%, 02/25/2034 (P)		255,637	230,317
RBSSP Resecuritization Trust
Series 2011-4 6A1,
0.485%, 06/27/2036 (P)(S)		3,200,000	1,784,554
Series 2011-3, Class 2A1,
0.495%, 02/26/2037 (P)(S)		4,635,689	3,777,192
Residential Funding Mortgage
Securities I, Series 2004-S9,
Class 1A23
5.500%, 12/25/2034		300,000	287,233
Sovereign Commercial Mortgage
Securities Trust, Series 2007-C1,
Class A2
5.994%, 07/22/2030 (P)(S)		380,547	387,941
Structured Adjustable Rate Mortgage
Loan Trust, Series 2004-8, Class 3A
2.736%, 07/25/2034 (P)		178,297	165,549

The accompanying notes are an integral part of the financial statements.

88

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Total Return Trust (continued)

	Shares or Principal Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Structured Asset
Mortgage Investments, Inc.
Series 2005-AR2, Class 2A1,
0.475%, 05/25/2045 (P)	$44,820	$26,946
Series 2005-AR5, Class A3,
0.493%, 07/19/2035 (P)	2,091,029	1,812,709
Structured Asset Securities Corp.
Series 2002-1A, Class 4A,
2.539%, 02/25/2032 (P)	22,974	22,979
Series 2001-21A, Class 1A1,
2.601%, 01/25/2032 (P)	18,903	13,994
Series 2006-11, Class A1,
2.797%, 10/28/2035 (P)(S)	907,178	718,194
Wachovia Bank
Commercial Mortgage Trust
Series 2007-WHL8, Class A1,
0.322%, 06/15/2020 (P)(S)	3,096,779	2,881,794
Series 2006-WL7A, Class A1,
0.332%, 09/15/2021 (P)(S)	4,824,290	4,671,794
WaMu Mortgage Pass-
Through Certificates
Series 2005-AR6, Class 2A1A,
0.475%, 04/25/2045 (P)	48,017	38,635
Series 2005-AR13, Class A1A1,
0.535%, 10/25/2045 (P)	475,267	380,498
Series 2005-AR2, Class 2A1A,
0.555%, 01/25/2045 (P)	27,746	23,057
Series 2002-AR17, Class 1A,
1.347%, 11/25/2042 (P)	211,824	181,957
Series 2002-AR6, Class A,
1.547%, 06/25/2042 (P)	8,419	6,814
Series 2002-AR9, Class 1A,
1.547%, 08/25/2042 (P)	727,691	584,120
Series 2003-AR1, Class 2A,
2.207%, 02/25/2033 (P)	105,830	90,887
Series 2002-AR2, Class A,
2.390%, 02/27/2034 (P)	78,974	78,405
Wells Fargo Mortgage
Backed Securities Trust
Series 2004-CC, Class A1,
2.610%, 01/25/2035 (P)	1,715,316	1,626,118
Series 2006-AR2, Class 2A5,
2.622%, 03/25/2036 (P)	6,694,374	5,583,101
Series 2006-AR2, Class 2A1,
2.622%, 03/25/2036 (P)	2,231,458	1,970,605

		164,669,845
U.S. Government Agency - 0.9%
Federal Home Loan Mortgage Corp.
Series 2007-3335, Class BF,
0.392%, 07/15/2019 (P)	1,354,615	1,353,028
Series 3335, Class FT,
0.392%, 08/15/2019 (P)	3,428,121	3,423,977
Series 3149, Class LF,
0.542%, 05/15/2036 (P)	1,517,618	1,516,081
Series T-63, Class 1A1,
1.353%, 02/25/2045 (P)	212,444	205,261
Series 2901, Class UB,
5.000%, 03/15/2033	800,000	830,999
Series 2906, Class GZ,
5.000%, 09/15/2034	436,157	508,976
Series 2935, Class HJ,
5.000%, 02/15/2035	400,000	456,155
Series 2941, Class WE,
5.000%, 03/15/2035	400,000	451,029
Series 24989, Class PE,
6.000%, 08/15/2032	486,616	542,300
Series 2503, Class PZ,
6.000%, 09/15/2032	1,990,935	2,216,782
Series 2362, Class ZA,
6.500%, 09/15/2031	476,220	547,451
Series 2204, Class Z,
7.500%, 12/20/2029	575,379	674,159
Series 2247, Class Z,
7.500%, 08/15/2030	294,449	347,120
Federal National Mortgage Association
Series 2007-73, Class A1,
0.305%, 07/25/2037 (P)	147,844	141,509
Series 2004-11, Class A,
0.365%, 03/25/2034 (P)	30,713	30,478
Series 2007-30, Class AF,
0.555%, 04/25/2037 (P)	2,109,534	2,107,569
Series 2004-W2, Class 1A3F,
0.595%, 02/25/2044 (P)	52,898	52,574
Series 2003-116, Class FA,
0.645%, 11/25/2033 (P)	175,134	175,730
Series 2005-75, Class FL,
0.695%, 09/25/2035 (P)	4,050,106	4,051,403
Series 2006-5, Class 3A2,
2.556%, 05/25/2035 (P)	241,275	250,215
Series 2005-9, Class ZA,
5.000%, 02/25/2035	723,900	824,953
Series 2002-56, Class ZQ,
6.000%, 09/25/2032	6,309,906	7,065,329
Series 2004-T1, Class 1A1,
6.000%, 01/25/2044	134,523	151,571
Series 2003-W1, Class 1A1,
6.244%, 12/25/2042 (P)	364,004	417,738
Government National
Mortgage Association
Series 2004-105, Class JZ,
5.000%, 12/20/2034	145,386	147,259
Series 2005-3, Class JZ,
5.000%, 01/16/2035	144,783	154,393
Series 2005-3, Class KZ,
5.000%, 01/16/2035	144,783	154,302
Series 2005-21, Class Z,
5.000%, 03/20/2035	1,148,668	1,331,456

		30,129,797

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $198,029,260)		$194,799,642

ASSET BACKED SECURITIES - 2.6%
Bear Stearns Asset Backed
Securities Trust, Series 2007-HE5,
Class 1A1
0.335%, 06/25/2047 (P)	331,171	321,460
Duane Street CLO, Series 2005-1A,
Class A
0.716%, 11/08/2017 (P)(S)	26,987,017	26,410,844
EMC Mortgage Loan Trust,
Series 2001-A Class A
0.615%, 05/25/2040 (P)(S)	863,190	740,562
FNCI
4.000%, 07/17/2027	5,000,000	5,317,969

The accompanying notes are an integral part of the financial statements.

89

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PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Total Return Trust (continued)

	Shares or Principal Amount		Value

ASSET BACKED SECURITIES (continued)
FNCI (continued)
4.500%, 07/17/2027		$2,000,000	$2,144,219
4.500%, 07/12/2042		15,000,000	16,087,500
5.000%, 07/12/2042		7,000,000	7,576,407
GSRPM Mortgage Loan Trust,
Series 2003-1, Class A2
0.945%, 01/25/2032 (P)		4,934	4,898
Hillmark Funding, Series 2006-1A,
Class A1
0.717%, 05/21/2021 (P)(S)		10,800,000	10,200,892
Long Beach Mortgage Loan Trust,
Series 2004-4, Class 1A1
0.805%, 10/25/2034 (P)		86,584	71,155
Master Asset Backed Securities Trust,
Series 2007-HE1, Class A1
0.325%, 05/25/2037 (P)		301,562	285,350
Penta CLO SA, Series 2007-1X, Class A1
1.166%, 06/04/2024 (P)	EUR	1,065,138	1,247,722
SLC Student Loan Trust, Series 2009-AA,
Class A
4.750%, 06/15/2033 (P)(S)		$673,993	646,847
SLM Student Loan Trust
Series 2008-9, Class A,
1.966%, 04/25/2023 (P)		15,168,660	15,661,177
Series 2010-C, Class A2,
2.892%, 12/16/2019 (P)(S)		1,000,000	1,015,185
Soundview Home Equity Loan Trust,
Series 2007-OPT1, Class 2A1
0.325%, 06/25/2037 (P)		983,690	817,092

TOTAL ASSET BACKED SECURITIES (Cost $88,064,151)			$88,549,279

PREFERRED SECURITIES - 0.2%
Financials - 0.2%
DG Funding Trust, 1.036% (S)		981	$8,465,588

TOTAL PREFERRED SECURITIES (Cost $10,336,921)			$8,465,588

ESCROW SHARES - 0.1%
Financials - 0.1%
Lehman Brothers Holdings, Inc.
2.520%, 12/30/2016 (I)		2,300,000	517,500
Lehman Brothers Holdings, Inc.
2.878%, 12/30/2016 (I)		600,000	135,000
Lehman Brothers Holdings, Inc.
2.880%, 12/30/2016 (I)		6,100,000	1,372,500
Lehman Brothers Holdings, Inc.
2.907%, 12/30/2016 (I)		8,000,000	1,800,000
Lehman Brothers Holdings, Inc.
3.005%, 12/30/2016 (I)		2,700,000	607,500

			4,432,500

TOTAL ESCROW SHARES (Cost $4,654,125)			$4,432,500

SHORT-TERM INVESTMENTS - 6.1%
Certificate of Deposit - 0.6%
Intesa Sanpaolo SpA
2.375%, 12/21/2012*		$21,100,000	$20,576,868
Commercial Paper - 1.0%
Itau Unibanco SA
1.600%, 11/05/2012 *		23,000,000	22,871,208
1.600%, 11/13/2012 *		11,700,000	11,630,360

			34,501,568
U.S. Government - 0.0%
U.S. Treasury Bill
0.036%, 08/23/2012 *		280,000	279,950
0.111%, 11/15/2012 *		90,000	89,950
0.161%, 05/02/2013 *		260,000	259,608

			629,508
Foreign Government - 0.4%
Japan Treasury Discount Bill
0.031%, 07/30/2012*	JPY	1,090,000,000	13,635,098
Repurchase Agreement - 4.1%
Repurchase Agreement with State
Street Corp. dated 06/29/2012 at
0.180% - 0.200% to be repurchased at
$141,902,248 on 07/02/2012,
collateralized by $14,603,964 Federal
Home Loan Bank, 4.000% due
11/01/2031 (valued at $15,734,041,
including interest), $6,057,000 Federal
Home Loan Mortgage Corp., 4.500%
due 07/15/2013 (valued at $6,324,162,
including interest), $14,603,964 Federal
National Mortgage Association,
4.000% - 5.500% due 11/01/2033 -
08/01/2039 (valued at $14,914,085,
including interest), $56,072,000
U.S. Treasury Notes, 1.000% - 1.500%
due 07/31/2016 - 09/30/2016 (valued at
$57,696,013, including interest), and
$56,072,000 U.S. Treasury Bonds,
4.500% due 05/15/2038 (valued at
$51,736,340, including interest)		141,900,000	141,900,000
U.S. Government & Agency
Obligations - 0.0%
U.S. Treasury Bill
0.109%, 11/23/2012*		250,000	249,862

TOTAL SHORT-TERM INVESTMENTS (Cost $211,809,773)			$211,492,904

Total Investments (Total Return Trust)
(Cost $4,432,558,230) - 131.6%			$4,544,121,263
Other assets and liabilities, net - (31.6%)			(1,092,274,323)

TOTAL NET ASSETS - 100.0%			$3,451,846,940

SALE COMMITMENTS OUTSTANDING - (0.3)%
U.S. Government - 0.0%
U.S. Treasury Notes 1.375%, 02/28/2019		(900,000)	(919,617)
U.S. Government Agency - (0.3)%
Federal National Mortgage Association
4.000%, TBA (C)		(6,000,000)	(6,383,361)
6.000%, TBA (C)		$(3,000,000)	(3,296,507)

			(9,679,868)

TOTAL SALE COMMITMENTS
OUTSTANDING (Cost $(10,580,156))			$(10,599,485)

Ultra Short Term Bond Trust

	Shares or Principal Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 42.4%
U.S. Government Agency - 42.4%
Federal Home Loan Bank 2.000%, 02/24/2015	$1,000,000	$1,001,463

The accompanying notes are an integral part of the financial statements.

90

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Ultra Short Term Bond Trust (continued)

	Shares or Principal Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp.
1.050%, 08/15/2014	$2,000,000	$2,001,726
1.100%, 08/08/2014	2,000,000	2,001,306
1.125%, 07/11/2014	3,000,000	3,000,558
2.197%, 06/01/2036 (P)	385,628	407,318
2.246%, 12/01/2035 (P)	851,613	892,753
2.265%, 12/01/2035 (P)	392,116	411,910
2.277%, 12/01/2036 (P)	203,532	213,900
2.290%, 11/01/2036 (P)	735,706	774,708
2.356%, 05/01/2034 (P)	897,604	945,659
2.409%, 08/01/2035 (P)	833,996	884,064
2.591%, 02/01/2036 (P)	716,955	764,265
2.601%, 06/01/2035 (P)	813,402	866,414
2.607%, 05/01/2037 (P)	806,750	857,434
Federal National Mortgage Association
0.375%, 01/26/2015	4,000,000	4,000,156
0.550%, 08/23/2013	3,200,000	3,201,091
0.650%, 08/28/2014	3,910,000	3,912,319
0.700%, 10/17/2014	4,000,000	4,000,520
0.850%, 03/19/2015	3,000,000	3,003,030
1.600%, 07/13/2015	2,900,000	2,901,050
2.233%, 10/01/2035 (P)	1,108,087	1,164,296
2.240%, 07/06/2015	4,000,000	4,000,200
2.269%, 02/01/2035 (P)	922,844	973,893
2.294%, 01/01/2036 (P)	1,308,084	1,375,909
2.322%, 05/01/2036 (P)	2,809,035	2,937,961
2.388%, 07/01/2035 (P)	791,535	834,581
2.458%, 05/01/2034 (P)	607,169	638,122
2.508%, 10/01/2038 (P)	993,060	1,044,609
2.563%, 07/01/2035 (P)	1,366,395	1,450,825
6.500%, 10/01/2037	202,757	227,881
Government National Mortgage Association
1.625%, 08/20/2032 to 08/20/2035 (P)	1,507,943	1,562,702

		52,252,623

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $52,255,361)		$52,252,623

CORPORATE BONDS - 34.0%
Consumer Discretionary - 7.5%
American Honda Finance Corp.
0.687%, 08/28/2012 (P)(S)	500,000	500,099
4.625%, 04/02/2013 (S)	1,000,000	1,030,372
Best Buy Company, Inc. 6.750%, 07/15/2013	1,000,000	1,042,301
Comcast Cable Communications
Holdings, Inc. 8.375%, 03/15/2013	1,000,000	1,054,069
COX Communications, Inc.
7.125%, 10/01/2012	892,000	905,376
Daimler Finance North America LLC
6.500%, 11/15/2013	1,000,000	1,072,014
Hewlett-Packard Company
1.250%, 09/13/2013	1,000,000	999,278
Time Warner Cable, Inc. 5.400%, 07/02/2012	400,000	400,000
Toyota Motor Credit Corp.
1.375%, 08/12/2013	250,000	252,096
Whirlpool Corp. 5.500%, 03/01/2013	1,000,000	1,026,435
Xerox Corp. 1.868%, 09/13/2013 (P)	1,000,000	1,006,993

		9,289,033
Consumer Staples - 3.7%
Altria Group, Inc. 8.500%, 11/10/2013	1,000,000	1,098,651
Anheuser-Busch InBev Worldwide, Inc.
3.000%, 10/15/2012	500,000	503,391
Archer-Daniels-Midland Company
0.627%, 08/13/2012 (P)	1,000,000	1,000,600
Cadbury Schweppes US Finance LLC
5.125%, 10/01/2013 (S)	150,000	157,138
Cargill, Inc. 4.307%, 05/14/2021 (S)	265,000	291,110
Coca-Cola Bottling Company
5.000%, 11/15/2012	500,000	507,531
Philip Morris International, Inc.
4.875%, 05/16/2013	1,000,000	1,037,119

		4,595,540
Energy - 0.3%
NuStar Logistics LP 6.875%, 07/15/2012	400,000	400,455
Financials - 13.1%
American International Group, Inc.
4.250%, 05/15/2013	1,000,000	1,020,007
Aon Corp. 7.375%, 12/14/2012	1,000,000	1,027,183
Bank of America Corp.
1.886%, 01/30/2014 (P)	500,000	494,778
Barclays Bank PLC 2.500%, 01/23/2013	1,000,000	1,007,317
BB&T Corp. 4.750%, 10/01/2012	1,000,000	1,009,613
Citigroup, Inc. 1.919%, 01/13/2014 (P)	1,000,000	995,622
Credit Suisse USA, Inc.
0.719%, 04/12/2013 (P)	1,000,000	998,473
Duke Realty LP 5.875%, 08/15/2012	746,000	749,489
General Electric Capital Corp.
1.875%, 09/16/2013	1,000,000	1,010,490
HSBC Finance Corp. 0.816%, 07/19/2012 (P)	500,000	500,126
ING Bank NV 2.000%, 10/18/2013 (S)	700,000	695,118
JPMorgan Chase & Company
5.250%, 11/02/2012	500,000	506,340
Merrill Lynch & Company, Inc.
5.450%, 02/05/2013	750,000	765,081
Morgan Stanley 2.967%, 05/14/2013 (P)	250,000	249,658
National City Bank 0.567%, 03/01/2013 (P)	400,000	400,472
North Fork Bancorporation Inc.
5.875%, 08/15/2012	1,010,000	1,014,737
The Bear Stearns Companies LLC
6.950%, 08/10/2012	750,000	754,719
The Goldman Sachs Group, Inc.
3.625%, 08/01/2012	250,000	250,457
The Royal Bank of Scotland PLC
3.400%, 08/23/2013	800,000	808,329
UBS AG 2.250%, 08/12/2013	300,000	300,939
Wachovia Corp. 5.500%, 05/01/2013	1,500,000	1,558,619

		16,117,567
Health Care - 0.9%
WellPoint, Inc. 6.000%, 02/15/2014	1,000,000	1,075,830
Industrials - 1.4%
ERAC USA Finance LLC
2.750%, 07/01/2013 (S)	700,000	709,324
John Deere Capital Corp. 5.250%, 10/01/2012	1,000,000	1,012,074

		1,721,398
Information Technology - 0.8%
International Business Machines Corp.
4.750%, 11/29/2012	1,000,000	1,018,505
Materials - 2.5%
Alcoa, Inc. 6.000%, 07/15/2013	1,000,000	1,048,868
ArcelorMittal 5.375%, 06/01/2013	1,000,000	1,028,464
Rio Tinto Finance USA, Ltd.
5.875%, 07/15/2013	1,000,000	1,050,758

		3,128,090

The accompanying notes are an integral part of the financial statements.

91

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Ultra Short Term Bond Trust (continued)

	Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Telecommunication Services - 2.5%
Deutsche Telekom International Finance BV
5.250%, 07/22/2013	$1,000,000	$1,043,741
Telecom Italia Capital SA 5.250%, 11/15/2013	1,000,000	1,002,500
Verizon Communications, Inc.
5.250%, 04/15/2013	1,000,000	1,036,107

		3,082,348
Utilities - 1.3%
Dominion Resources, Inc. 5.700%, 09/17/2012	1,000,000	1,010,229
NiSource Finance Corp. 6.150%, 03/01/2013	500,000	517,035

		1,527,264

TOTAL CORPORATE BONDS (Cost $41,789,859)		$41,956,030

ASSET BACKED SECURITIES - 19.3%
American Express Credit Account
Master Trust, Series 2007-7, Class A
0.282%, 02/17/2015 (P)	100,000	100,001
American Express Issuance Trust,
Series 2007-2, Class A
0.492%, 07/15/2013 (P)	1,500,000	1,500,329
AmeriCredit Automobile Receivables Trust
Series 2011-1, Class A2,
0.840%, 06/09/2014	297,232	297,324
Series 2011-4, Class A2,
0.920%, 03/09/2015	1,322,949	1,325,293
Series 2010-3, Class A3,
1.140%, 04/08/2015	394,939	395,845
Series 2010-2, Class A3,
1.710%, 08/08/2014	376,339	376,991
BA Credit Card Trust, Series 2008-A7,
Class A7 0.942%, 12/15/2014 (P)	3,000,000	3,000,929
Bank of America Auto Trust, Series 2010-2,
Class A3 1.310%, 07/15/2014	835,375	837,680
BMW Vehicle Lease Trust
Series 2010-1, Class A3,
0.820%, 04/15/2013	388,086	388,262
Series 2011-1, Class A3,
1.060%, 02/20/2014	1,500,000	1,504,654
Capital Auto Receivables Asset Trust,
Series 2008-1, Class A4A
4.460%, 07/15/2014	180,247	180,749
Chase Issuance Trust, Series 2008-A6,
Class A6 1.442%, 05/15/2015 (P)	2,675,000	2,703,483
Citibank Credit Card Issuance Trust,
Series 2007-A7, Class A7
0.594%, 08/20/2014 (P)	700,000	700,302
Discover Card Master Trust, Series 2010-A1,
Class A1 0.892%, 09/15/2015 (P)	1,500,000	1,505,703
Discover Card Master Trust I, Series 2005-4,
Class A2 0.332%, 06/16/2015 (P)	1,330,000	1,330,184
Ford Credit Auto Owner Trust, Series 2009-A,
Class A4 6.070%, 05/15/2014	671,820	684,926
GE Capital Credit Card Master Note Trust,
Series 2010-3, Class A 2.210%, 06/15/2016	1,500,000	1,523,199
Harley-Davidson Motorcycle Trust,
Series 2009-1, Class A4
4.550%, 01/15/2017	460,635	463,006
Honda Auto Receivables Owner Trust
Series 2010-1, Class A3,
1.250%, 10/21/2013	375,037	375,715
Series 2010-1, Class A4,
1.980%, 05/23/2016	1,000,000	1,010,209
Hyundai Auto Receivables Trust,
Series 2010-A, Class A3
1.500%, 10/15/2014	963,410	967,208
John Deere Owner Trust, Class 2009-B,
Class A4 2.330%, 05/16/2016	862,380	864,195
Mercedes-Benz Auto Receivables Trust,
Series 2009-1, Class A3
1.670%, 01/15/2014	314,082	315,270
Nissan Auto Receivables Owner Trust,
Series 2009-1, Class A3
5.000%, 09/15/2014	217,250	217,910
Volkswagen Auto Lease Trust, Series 2010-A,
Class A3 0.990%, 11/20/2013	1,089,864	1,091,437
Volvo Financial Equipment LLC,
Series 2010-1A, Class A3
1.560%, 06/17/2013 (S)	82,046	82,070
World Omni Auto Receivables Trust,
Series 2010-A, Class A3
1.340%, 12/16/2013	70,732	70,803

TOTAL ASSET BACKED SECURITIES (Cost $23,881,711)		$23,813,677

Total Investments (Ultra Short Term Bond Trust)
(Cost $117,926,931) - 95.7%		$118,022,330
Other assets and liabilities, net - 4.3%		5,354,828

TOTAL NET ASSETS - 100.0%		$123,377,158

Footnotes

Percentages are based upon net assets.

Key to Currency Abbreviations

ARS	- Argentine Peso
AUD	- Australian Dollar
BRL	- Brazilian Real
CAD	- Canadian Dollar
DKK	- Danish Krone
EUR	- Euro
GBP	- British Pound
IDR	- Indonesian Rupiah
INR	- Indian Rupee
JPY	- Japanese Yen
KRW	- Korean Won
MXN	- Mexican Peso
MYR	- Malaysian Ringgit
NZD	- New Zealand Dollar
NOK	- Norwegian Krone
PHP	- Philippine Peso
SGD	- Singapore Dollar
USD	- United Stated Dollar
SEK	- Swedish Krona
ZAR	- South African Rand

Key to Security Abbreviations and Legend

ADR	- American Depositary Receipts
EURIBOR	- Euro Interbank Offered Rate
GBPLIBOR	- Pound Sterling LIBOR
GDR	- Global Depositary Receipts
IO	- Interest Only Security (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	- London Interbank Offered Rate
PIK	- Paid In Kind
PO	- Principal-Only Security (Principal Tranche of Stripped Security). Rate shown is the annualized yield on date of purchase.
TBA	- To Be Announced
USGG	- U.S. Generic Government Yield Index

The accompanying notes are an integral part of the financial statements.

92

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

(C)	Security purchased on a when-issued or delayed delivery basis.
(D)	All or a portion of this security is segregated at the custodian as collateral pursuant to certain derivative instrument contracts.
(F)	All or portion of this security is held at a broker to meet the margin requirements for futures contracts.
(H)	Non-income producing - Issuer is in default.
(I)	Non-income producing security.
(J)	These securities are issued under the Temporary Liquidity Guarantee Program and are insured by the Federal Deposit Insurance Corporation until the earlier of the maturity date or June 30, 2012.
(L)	All or a portion of the security is on loan as of June 30, 2012.
(M)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(P)	Variable rate obligation. Securities reset coupon rates periodically. The coupon rate shown represents the rate at period end.
(Q)	Perpetual bonds have no stated maturity date. Date shown is next call date.
(S)	The securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold to qualified institutional buyers, in transactions exempt from registration.
(T)	All or a portion of this position represents unsettled loan commitment at period end where the coupon rate will be determined at time of settlement.
(W)	Investment is an affiliate of the Portfolio, the adviser and/or subadviser. Also, it represents the investment of securities lending collateral received.
(Y)	The rate shown is the annualized seven-day yield as of June 30, 2012.
(Z)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

The accompanying notes are an integral part of the financial statements.

93

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

500 Index Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 99.4%
Consumer Discretionary - 10.9%
Auto Components - 0.2%
BorgWarner, Inc. (I)(L)	16,163	$1,060,131
Johnson Controls, Inc.	96,075	2,662,238
The Goodyear Tire & Rubber Company (I)	34,517	407,646

		4,130,015
Automobiles - 0.4%
Ford Motor Company	538,488	5,164,100
Harley-Davidson, Inc.	32,700	1,495,371

		6,659,471
Distributors - 0.1%
Genuine Parts Company (L)	21,987	1,324,717
Diversified Consumer Services - 0.1%
Apollo Group, Inc., Class A (I)	15,159	548,604
DeVry, Inc.	8,436	261,263
H&R Block, Inc.	41,339	660,597

		1,470,464
Hotels, Restaurants & Leisure - 1.9%
Carnival Corp. (L)	63,924	2,190,675
Chipotle Mexican Grill, Inc. (I)(L)	4,476	1,700,656
Darden Restaurants, Inc. (L)	18,129	917,871
International Game Technology	41,989	661,327
Marriott International, Inc., Class A (L)	37,243	1,459,926
Marriott Vacations Worldwide Corp. (I)	1	31
McDonald’s Corp.	143,385	12,693,874
Starbucks Corp.	107,029	5,706,786
Starwood Hotels & Resorts Worldwide, Inc.	28,014	1,485,863
Wyndham Worldwide Corp. (L)	20,599	1,086,391
Wynn Resorts, Ltd.	11,211	1,162,805
Yum! Brands, Inc. (L)	64,980	4,186,012

		33,252,217
Household Durables - 0.3%
D.R. Horton, Inc. (L)	39,353	723,308
Harman International Industries, Inc. (L)	9,908	392,357
Leggett & Platt, Inc.	19,764	417,613
Lennar Corp., Class A (L)	22,909	708,117
Newell Rubbermaid, Inc.	40,703	738,352
PulteGroup, Inc. (I)	47,519	508,453
Whirlpool Corp. (L)	10,816	661,507

		4,149,707
Internet & Catalog Retail - 1.0%
Amazon.com, Inc. (I)	50,849	11,611,369
Expedia, Inc. (L)	12,740	612,412
Netflix, Inc. (I)(L)	7,825	535,778
priceline.com, Inc. (I)	7,032	4,672,905
TripAdvisor, Inc. (I)(L)	13,376	597,773

		18,030,237
Leisure Equipment & Products - 0.1%
Hasbro, Inc. (L)	16,344	553,571
Mattel, Inc. (L)	47,844	1,552,059

		2,105,630
Media - 3.4%
Cablevision Systems Corp., Class A (L)	30,585	406,475
CBS Corp., Class B	91,605	3,002,812
Comcast Corp., Class A	380,544	12,165,992
DIRECTV, Class A (I)	92,362	4,509,113
Discovery
Communications, Inc., Series A (I)(L)	35,965	1,942,110
Gannett Company, Inc. (L)	33,441	492,586
News Corp., Class A	297,146	6,623,384
Omnicom Group, Inc.	38,502	1,871,197
Scripps Networks Interactive, Inc., Class A	13,077	743,558
The Interpublic Group of Companies, Inc.	62,961	683,127
The McGraw-Hill Companies, Inc.	39,629	1,783,305
The Walt Disney Company (L)	252,126	12,228,111
The Washington Post Company, Class B (L)	682	254,945
Time Warner Cable, Inc.	44,061	3,617,408
Time Warner, Inc.	135,428	5,213,978
Viacom, Inc., Class B	74,459	3,501,062

		59,039,163
Multiline Retail - 0.8%
Big Lots, Inc. (I)(L)	8,816	359,605
Dollar Tree, Inc. (I)	32,770	1,763,026
Family Dollar Stores, Inc.	16,382	1,089,075
J.C. Penney Company, Inc. (L)	20,418	475,944
Kohl’s Corp.	33,879	1,541,156
Macy’s, Inc.	58,459	2,008,067
Nordstrom, Inc.	22,564	1,121,205
Sears Holdings Corp. (I)(L)	5,404	322,619
Target Corp.	93,323	5,430,465

		14,111,162
Specialty Retail - 2.0%
Abercrombie & Fitch Company, Class A (L)	11,546	394,180
AutoNation, Inc. (I)(L)	5,874	207,235
AutoZone, Inc. (I)(L)	3,764	1,382,028
Bed Bath & Beyond, Inc. (I)	32,819	2,028,214
Best Buy Company, Inc. (L)	39,180	821,213
CarMax, Inc. (I)(L)	31,980	829,561
GameStop Corp., Class A (L)	18,332	336,576
Limited Brands, Inc. (L)	34,123	1,451,251
Lowe’s Companies, Inc.	166,086	4,723,486
O’Reilly Automotive, Inc. (I)	17,799	1,491,022
Ross Stores, Inc.	31,844	1,989,295
Staples, Inc. (L)	96,623	1,260,930
The Gap, Inc. (L)	46,865	1,282,226
The Home Depot, Inc.	216,003	11,445,999
Tiffany & Company (L)	17,920	948,864
TJX Companies, Inc.	104,558	4,488,675
Urban Outfitters, Inc. (I)(L)	15,672	432,390

		35,513,145
Textiles, Apparel & Luxury Goods - 0.6%
Coach, Inc.	40,616	2,375,224
Fossil, Inc. (I)(L)	7,321	560,349
NIKE, Inc., Class B	51,815	4,548,321
Ralph Lauren Corp.	9,124	1,277,907
VF Corp.	12,211	1,629,558

		10,391,359

		190,177,287
Consumer Staples - 11.2%
Beverages - 2.8%
Beam, Inc.	22,394	1,399,401
Brown-Forman Corp., Class B (L)	14,021	1,357,934
Coca-Cola Enterprises, Inc.	42,387	1,188,531
Constellation Brands, Inc., Class A (I)	22,917	620,134
Dr. Pepper Snapple Group, Inc. (L)	29,932	1,309,525
Molson Coors Brewing Company, Class B	22,168	922,410
Monster Beverage Corp. (I)	24,231	1,725,247
PepsiCo, Inc.	220,610	15,588,303
The Coca-Cola Company	318,231	24,882,482

		48,993,967

The accompanying notes are an integral part of the financial statements.

1

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

500 Index Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Food & Staples Retailing - 2.4%
Costco Wholesale Corp. (L)	61,012	$5,796,140
CVS Caremark Corp.	180,833	8,450,326
Safeway, Inc. (L)	33,939	615,993
Sysco Corp. (L)	82,500	2,459,325
The Kroger Company	79,097	1,834,259
Wal-Mart Stores, Inc.	243,449	16,973,264
Walgreen Company (L)	121,775	3,602,105
Whole Foods Market, Inc. (L)	23,095	2,201,415

		41,932,827
Food Products - 1.7%
Archer-Daniels-Midland Company	92,841	2,740,666
Campbell Soup Company (L)	25,193	840,942
ConAgra Foods, Inc.	58,903	1,527,355
Dean Foods Company (I)	26,002	442,814
General Mills, Inc.	91,421	3,523,365
H.J. Heinz Company (L)	45,147	2,455,094
Hormel Foods Corp.	19,381	589,570
Kellogg Company	34,782	1,715,796
Kraft Foods, Inc., Class A	250,092	9,658,553
McCormick & Company, Inc., Non-
Voting Shares (L)	18,779	1,138,946
Mead Johnson Nutrition Company (L)	28,746	2,314,340
The Hershey Company	21,401	1,541,514
The J.M. Smucker Company	16,004	1,208,622
Tyson Foods, Inc., Class A	41,141	774,685

		30,472,262
Household Products - 2.1%
Clorox Company (L)	18,321	1,327,540
Colgate-Palmolive Company (L)	67,327	7,008,741
Kimberly-Clark Corp. (L)	55,331	4,635,078
The Procter & Gamble Company	386,579	23,677,964

		36,649,323
Personal Products - 0.2%
Avon Products, Inc.	60,821	985,908
The Estee Lauder Companies, Inc., Class A	31,737	1,717,606

		2,703,514
Tobacco - 2.0%
Altria Group, Inc. (L)	287,082	9,918,683
Lorillard, Inc.	18,421	2,430,651
Philip Morris International, Inc.	240,619	20,996,414
Reynolds American, Inc.	46,761	2,098,166

		35,443,914

		196,195,807
Energy - 10.7%
Energy Equipment & Services - 1.6%
Baker Hughes, Inc.	61,756	2,538,172
Cameron International Corp. (I)	34,745	1,483,959
Diamond Offshore Drilling, Inc. (L)	9,814	580,302
FMC Technologies, Inc. (I)	33,743	1,323,738
Halliburton Company	130,259	3,698,053
Helmerich & Payne, Inc.	15,158	659,070
Nabors Industries, Ltd. (I)	40,743	586,699
National Oilwell Varco, Inc.	60,126	3,874,519
Noble Corp. (I)	35,591	1,157,775
Rowan Companies PLC (I)	17,445	563,997
Schlumberger, Ltd.	188,232	12,218,139

		28,684,423
Oil, Gas & Consumable Fuels - 9.1%
Alpha Natural Resources, Inc. (I)	31,053	270,472
Anadarko Petroleum Corp.	70,608	4,674,250
Apache Corp.	55,105	4,843,178
Cabot Oil & Gas Corp. (L)	29,615	1,166,831
Chesapeake Energy Corp. (L)	93,498	1,739,063
Chevron Corp.	278,323	29,363,077
ConocoPhillips	178,343	9,965,807
CONSOL Energy, Inc. (L)	32,050	969,192
Denbury Resources, Inc. (I)	55,081	832,274
Devon Energy Corp.	57,033	3,307,344
EOG Resources, Inc.	37,978	3,422,198
EQT Corp.	21,100	1,131,593
Exxon Mobil Corp.	659,673	56,448,219
Hess Corp.	43,095	1,872,478
Kinder Morgan, Inc.	71,245	2,295,514
Marathon Oil Corp.	99,346	2,540,277
Marathon Petroleum Corp.	48,082	2,159,843
Murphy Oil Corp.	27,365	1,376,186
Newfield Exploration Company (I)	19,326	566,445
Noble Energy, Inc.	25,178	2,135,598
Occidental Petroleum Corp.	114,463	9,817,492
Peabody Energy Corp.	38,427	942,230
Phillips 66 (I)	88,205	2,931,934
Pioneer Natural Resources Company	17,399	1,534,766
QEP Resources, Inc.	25,053	750,838
Range Resources Corp.	22,841	1,413,173
Southwestern Energy Company (I)(L)	49,261	1,572,904
Spectra Energy Corp.	91,897	2,670,527
Sunoco, Inc. (L)	15,078	716,205
Tesoro Corp. (I)	19,622	489,765
The Williams Companies, Inc.	88,207	2,542,126
Valero Energy Corp.	78,338	1,891,863
WPX Energy, Inc. (I)	28,034	453,590

		158,807,252

		187,491,675
Financials - 14.1%
Capital Markets - 1.8%
Ameriprise Financial, Inc.	30,870	1,613,266
BlackRock, Inc.	18,071	3,068,817
E*TRADE Financial Corp. (I)	35,838	288,138
Federated Investors, Inc., Class B (L)	13,034	284,793
Franklin Resources, Inc.	20,116	2,232,675
Invesco, Ltd.	62,967	1,423,054
Legg Mason, Inc.	17,555	462,925
Morgan Stanley	215,015	3,137,069
Northern Trust Corp.	34,030	1,566,061
State Street Corp.	68,851	3,073,509
T. Rowe Price Group, Inc.	36,062	2,270,464
The Bank of New York Mellon Corp. (L)	168,231	3,692,670
The Charles Schwab Corp.	152,509	1,971,941
The Goldman Sachs Group, Inc.	69,386	6,651,342

		31,736,724
Commercial Banks - 2.9%
BB&T Corp.	98,399	3,035,609
Comerica, Inc.	27,893	856,594
Fifth Third Bancorp	129,822	1,739,615
First Horizon National Corp. (L)	36,186	313,009
Huntington Bancshares, Inc.	121,989	780,730
KeyCorp	134,497	1,041,007
M&T Bank Corp. (L)	17,843	1,473,297
PNC Financial Services Group, Inc.	74,456	4,550,006
Regions Financial Corp.	199,311	1,345,349
SunTrust Banks, Inc.	75,908	1,839,251
U.S. Bancorp	267,163	8,591,962
Wells Fargo & Company	749,638	25,067,895

The accompanying notes are an integral part of the financial statements.

2

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

500 Index Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
Zions Bancorporation	25,991	$504,745

		51,139,069
Consumer Finance - 0.9%
American Express Company	141,276	8,223,676
Capital One Financial Corp.	81,877	4,475,397
Discover Financial Services	74,801	2,586,619
SLM Corp.	68,873	1,081,995

		16,367,687
Diversified Financial Services - 2.9%
Bank of America Corp.	1,520,412	12,436,970
Citigroup, Inc.	413,917	11,345,465
CME Group, Inc.	9,379	2,514,604
IntercontinentalExchange, Inc. (I)	10,248	1,393,523
JPMorgan Chase & Company	537,046	19,188,654
Leucadia National Corp.	27,962	594,752
Moody’s Corp. (L)	28,159	1,029,211
NYSE Euronext	35,762	914,792
The NASDAQ OMX Group, Inc.	17,621	399,468

		49,817,439
Insurance - 3.5%
ACE, Ltd.	47,819	3,544,822
Aflac, Inc.	65,924	2,807,703
American International Group, Inc. (I)	90,254	2,896,251
Aon PLC	45,896	2,147,015
Assurant, Inc.	12,352	430,344
Berkshire Hathaway, Inc., Class B (I)	248,128	20,676,506
Cincinnati Financial Corp. (L)	22,905	871,993
Genworth Financial, Inc., Class A (I)	69,351	392,527
Hartford Financial Services Group, Inc.	62,134	1,095,422
Lincoln National Corp.	40,309	881,558
Loews Corp.	43,123	1,764,162
Marsh & McLennan Companies, Inc. (L)	77,222	2,488,865
MetLife, Inc.	149,642	4,616,456
Principal Financial Group, Inc.	42,546	1,115,982
Prudential Financial, Inc.	66,333	3,212,507
The Allstate Corp.	69,373	2,434,299
The Chubb Corp. (L)	38,027	2,769,126
The Progressive Corp.	86,303	1,797,691
The Travelers Companies, Inc.	54,876	3,503,284
Torchmark Corp. (L)	13,787	696,933
Unum Group	40,141	767,897
XL Group PLC	43,719	919,848

		61,831,191
Real Estate Investment Trusts - 1.9%
Apartment Investment & Management
Company, Class A	18,755	506,948
AvalonBay Communities, Inc.	13,439	1,901,350
Boston Properties, Inc.	21,156	2,292,676
Equity Residential	42,375	2,642,505
HCP, Inc.	59,239	2,615,402
Health Care REIT, Inc.	30,217	1,761,651
Host Hotels & Resorts, Inc. (L)	101,490	1,605,572
Kimco Realty Corp.	57,438	1,093,045
Plum Creek Timber Company, Inc. (L)	22,782	904,445
Prologis, Inc.	64,777	2,152,540
Public Storage	20,069	2,898,164
Simon Property Group, Inc.	42,768	6,657,267
Ventas, Inc.	40,776	2,573,781
Vornado Realty Trust	26,123	2,193,810
Weyerhaeuser Company	75,717	1,693,032

		33,492,188
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (I)	46,284	757,206
Thrifts & Mortgage Finance - 0.1%
Hudson City Bancorp, Inc.	74,454	474,272
People’s United Financial, Inc. (L)	50,691	588,523

		1,062,795

		246,204,299
Health Care - 11.9%
Biotechnology - 1.4%
Alexion Pharmaceuticals, Inc. (I)	27,095	2,690,534
Amgen, Inc.	109,704	8,012,780
Biogen Idec, Inc. (I)	33,819	4,882,787
Celgene Corp. (I)	62,197	3,990,560
Gilead Sciences, Inc. (I)	106,880	5,480,806

		25,057,467
Health Care Equipment & Supplies - 1.8%
Baxter International, Inc. (L)	77,690	4,129,224
Becton, Dickinson and Company (L)	28,612	2,138,747
Boston Scientific Corp. (I)	201,740	1,143,866
C.R. Bard, Inc.	11,867	1,274,990
CareFusion Corp. (I)	31,040	797,107
Covidien PLC	67,892	3,632,222
DENTSPLY International, Inc. (L)	20,049	758,053
Edwards Lifesciences Corp. (I)(L)	16,231	1,676,662
Intuitive Surgical, Inc. (I)(L)	5,601	3,101,778
Medtronic, Inc.	146,857	5,687,772
St. Jude Medical, Inc.	44,297	1,767,893
Stryker Corp.	45,710	2,518,621
Varian Medical Systems, Inc. (I)(L)	15,666	952,023
Zimmer Holdings, Inc. (L)	24,862	1,600,118

		31,179,076
Health Care Providers & Services - 2.0%
Aetna, Inc.	49,052	1,901,746
AmerisourceBergen Corp.	35,431	1,394,210
Cardinal Health, Inc.	48,788	2,049,096
Cigna Corp.	40,813	1,795,772
Coventry Health Care, Inc.	19,931	633,606
DaVita, Inc. (I)	13,228	1,299,122
Express Scripts Holding Company (I)	113,659	6,345,582
Humana, Inc.	22,942	1,776,628
Laboratory Corp. of America Holdings (I)(L)	13,720	1,270,609
McKesson Corp.	33,219	3,114,281
Patterson Companies, Inc. (L)	12,359	426,015
Quest Diagnostics, Inc.	22,349	1,338,705
Tenet Healthcare Corp. (I)	57,862	303,197
UnitedHealth Group, Inc.	146,392	8,563,932
WellPoint, Inc.	46,698	2,978,865

		35,191,366
Health Care Technology - 0.1%
Cerner Corp. (I)(L)	20,597	1,702,548
Life Sciences Tools & Services - 0.4%
Agilent Technologies, Inc.	49,061	1,925,154
Life Technologies Corp. (I)	25,161	1,131,993
PerkinElmer, Inc. (L)	16,017	413,239
Thermo Fisher Scientific, Inc.	51,971	2,697,815
Waters Corp. (I)	12,572	999,097

		7,167,298
Pharmaceuticals - 6.2%
Abbott Laboratories	221,902	14,306,022
Allergan, Inc.	43,394	4,016,983
Bristol-Myers Squibb Company (L)	238,237	8,564,620

The accompanying notes are an integral part of the financial statements.

3

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

500 Index Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Pharmaceuticals (continued)
Eli Lilly & Company (L)	144,114	$6,183,932
Forest Laboratories, Inc. (I)	37,476	1,311,285
Hospira, Inc. (I)(L)	23,253	813,390
Johnson & Johnson	387,404	26,173,014
Merck & Company, Inc.	429,151	17,917,054
Mylan, Inc. (I)	60,255	1,287,649
Perrigo Company (L)	13,171	1,553,256
Pfizer, Inc.	1,056,516	24,299,868
Watson Pharmaceuticals, Inc. (I)	17,950	1,328,121

		107,755,194

		208,052,949
Industrials - 10.4%
Aerospace & Defense - 2.5%
General Dynamics Corp.	50,890	3,356,704
Goodrich Corp.	17,757	2,253,363
Honeywell International, Inc.	109,954	6,139,831
L-3 Communications Holdings, Inc.	13,731	1,016,231
Lockheed Martin Corp. (L)	37,626	3,276,472
Northrop Grumman Corp.	35,376	2,256,635
Precision Castparts Corp.	20,489	3,370,236
Raytheon Company (L)	47,043	2,662,163
Rockwell Collins, Inc. (L)	20,488	1,011,083
Textron, Inc. (L)	39,468	981,569
The Boeing Company	105,682	7,852,173
United Technologies Corp.	128,678	9,719,049

		43,895,509
Air Freight & Logistics - 1.0%
C.H. Robinson Worldwide, Inc.	23,055	1,349,409
Expeditors International
of Washington, Inc. (L)	29,932	1,159,865
FedEx Corp.	44,578	4,083,791
United Parcel Service, Inc., Class B (L)	135,303	10,656,464

		17,249,529
Airlines - 0.1%
Southwest Airlines Company	109,079	1,005,708
Building Products - 0.0%
Masco Corp. (L)	50,427	699,422
Commercial Services & Supplies - 0.4%
Avery Dennison Corp. (L)	14,401	393,723
Cintas Corp. (L)	15,565	600,965
Iron Mountain, Inc. (L)	24,148	795,918
Pitney Bowes, Inc. (L)	28,198	422,124
R.R. Donnelley & Sons Company (L)	25,195	296,545
Republic Services, Inc.	44,396	1,174,718
Stericycle, Inc. (I)(L)	11,964	1,096,740
Waste Management, Inc. (L)	65,116	2,174,874

		6,955,607
Construction & Engineering - 0.1%
Fluor Corp.	23,855	1,177,006
Jacobs Engineering Group, Inc. (I)(L)	18,138	686,705
Quanta Services, Inc. (I)(L)	29,829	717,984

		2,581,695
Electrical Equipment - 0.5%
Cooper Industries PLC	22,372	1,525,323
Emerson Electric Company	103,651	4,828,064
Rockwell Automation, Inc.	20,098	1,327,674
Roper Industries, Inc.	13,678	1,348,377

		9,029,438
Industrial Conglomerates - 2.7%
3M Company	97,826	8,765,210
Danaher Corp.	81,128	4,225,146
General Electric Company	1,494,886	31,153,424
Tyco International, Ltd.	65,379	3,455,280

		47,599,060
Machinery - 1.9%
Caterpillar, Inc.	92,052	7,816,135
Cummins, Inc.	27,090	2,625,292
Deere & Company (L)	56,155	4,541,255
Dover Corp.	25,921	1,389,625
Eaton Corp. (L)	47,680	1,889,558
Flowserve Corp. (L)	7,694	882,887
Illinois Tool Works, Inc. (L)	67,384	3,563,940
Ingersoll-Rand PLC	42,392	1,788,095
Joy Global, Inc. (L)	14,939	847,489
PACCAR, Inc. (L)	50,368	1,973,922
Pall Corp. (L)	16,290	892,855
Parker Hannifin Corp. (L)	21,300	1,637,544
Snap-on, Inc. (L)	8,245	513,251
Stanley Black & Decker, Inc.	24,199	1,557,448
Xylem, Inc.	26,072	656,232

		32,575,528
Professional Services - 0.1%
Dun & Bradstreet Corp. (L)	6,739	479,615
Equifax, Inc.	16,918	788,379
Robert Half International, Inc. (L)	20,064	573,228

		1,841,222
Road & Rail - 0.9%
CSX Corp. (L)	146,608	3,278,155
Norfolk Southern Corp.	45,961	3,298,621
Ryder Systems, Inc.	7,225	260,172
Union Pacific Corp.	67,179	8,015,126

		14,852,074
Trading Companies & Distributors - 0.2%
Fastenal Company (L)	41,674	1,679,879
W.W. Grainger, Inc. (L)	8,611	1,646,768

		3,326,647

		181,611,439
Information Technology - 19.7%
Communications Equipment - 1.8%
Cisco Systems, Inc.	755,921	12,979,164
F5 Networks, Inc. (I)	11,180	1,113,081
Harris Corp. (L)	16,074	672,697
JDS Uniphase Corp. (I)	32,439	356,829
Juniper Networks, Inc. (I)	74,287	1,211,621
Motorola Solutions, Inc.	41,173	1,980,833
QUALCOMM, Inc.	241,863	13,466,932

		31,781,157
Computers & Peripherals - 5.6%
Apple, Inc. (I)	131,925	77,044,200
Dell, Inc. (I)	209,880	2,627,698
EMC Corp. (I)(L)	296,277	7,593,580
Hewlett-Packard Company	278,913	5,608,940
Lexmark International, Inc., Class A (L)	10,001	265,827
NetApp, Inc. (I)	51,230	1,630,139
SanDisk Corp. (I)	34,211	1,248,017
Seagate Technology PLC	52,018	1,286,405
Western Digital Corp. (I)	33,018	1,006,389

		98,311,195

The accompanying notes are an integral part of the financial statements.

4

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

500 Index Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Electronic Equipment, Instruments & Components - 0.4%
Amphenol Corp., Class A (L)	22,750	$1,249,430
Corning, Inc.	214,779	2,777,092
FLIR Systems, Inc.	21,743	423,989
Jabil Circuit, Inc.	26,024	529,068
Molex, Inc. (L)	19,381	463,981
TE Connectivity, Ltd.	60,148	1,919,323

		7,362,883
Internet Software & Services - 1.9%
Akamai Technologies, Inc. (I)	25,096	796,798
eBay, Inc. (I)	162,137	6,811,375
Google, Inc., Class A (I)	35,877	20,811,171
VeriSign, Inc. (I)	22,109	963,289
Yahoo!, Inc. (I)	172,386	2,728,870

		32,111,503
IT Services - 3.9%
Accenture PLC, Class A (L)	90,902	5,462,301
Automatic Data Processing, Inc. (L)	68,922	3,836,199
Cognizant Technology
Solutions Corp., Class A (I)	43,103	2,586,180
Computer Sciences Corp.	21,888	543,260
Fidelity National Information Services, Inc.	33,674	1,147,610
Fiserv, Inc. (I)	19,231	1,388,863
International Business Machines Corp.	162,729	31,826,538
Mastercard, Inc., Class A	14,959	6,434,015
Paychex, Inc.	45,523	1,429,877
SAIC, Inc. (L)	39,005	472,741
Teradata Corp. (I)	23,872	1,719,023
The Western Union Company	86,495	1,456,576
Total Systems Services, Inc.	22,659	542,230
Visa, Inc., Class A	70,207	8,679,691

		67,525,104
Office Electronics - 0.1%
Xerox Corp.	190,434	1,498,716
Semiconductors & Semiconductor Equipment - 2.3%
Advanced Micro Devices, Inc. (I)(L)	82,804	474,467
Altera Corp.	45,498	1,539,652
Analog Devices, Inc.	42,036	1,583,496
Applied Materials, Inc.	180,657	2,070,329
Broadcom Corp., Class A (I)	70,029	2,366,980
First Solar, Inc. (I)(L)	8,303	125,043
Intel Corp.	709,895	18,918,702
KLA-Tencor Corp.	23,535	1,159,099
Lam Research Corp. (I)	28,489	1,075,175
Linear Technology Corp.	32,319	1,012,554
LSI Corp. (I)	79,988	509,524
Microchip Technology, Inc. (L)	27,108	896,733
Micron Technology, Inc. (I)	139,409	879,671
NVIDIA Corp. (I)	87,559	1,210,065
Teradyne, Inc. (I)(L)	26,317	370,017
Texas Instruments, Inc.	161,588	4,635,960
Xilinx, Inc. (L)	37,473	1,257,969

		40,085,436
Software - 3.7%
Adobe Systems, Inc. (I)	70,218	2,272,957
Autodesk, Inc. (I)	32,446	1,135,286
BMC Software, Inc. (I)	22,739	970,501
CA, Inc.	49,964	1,353,525
Citrix Systems, Inc. (I)	26,193	2,198,640
Electronic Arts, Inc. (I)	44,882	554,293
Intuit, Inc. (L)	41,326	2,452,698
Microsoft Corp.	1,054,847	32,267,770
Oracle Corp.	547,486	16,260,334
Red Hat, Inc. (I)	27,260	1,539,645
Salesforce.com, Inc. (I)(L)	19,472	2,692,199
Symantec Corp. (I)	101,726	1,486,217

		65,184,065

		343,860,059
Materials - 3.4%
Chemicals - 2.3%
Air Products & Chemicals, Inc.	29,939	2,416,975
Airgas, Inc.	9,702	815,065
CF Industries Holdings, Inc.	9,243	1,790,739
E.I. du Pont de Nemours & Company	132,272	6,688,995
Eastman Chemical Company	19,335	973,904
Ecolab, Inc. (L)	41,361	2,834,469
FMC Corp. (L)	19,386	1,036,763
International Flavors & Fragrances, Inc. (L)	11,424	626,035
Monsanto Company	75,279	6,231,596
PPG Industries, Inc.	21,455	2,276,805
Praxair, Inc.	42,116	4,579,273
Sigma-Aldrich Corp. (L)	17,041	1,259,841
The Dow Chemical Company	168,715	5,314,523
The Mosaic Company	42,029	2,301,508
The Sherwin-Williams Company	12,076	1,598,259

		40,744,750
Construction Materials - 0.0%
Vulcan Materials Company (L)	18,244	724,469
Containers & Packaging - 0.1%
Ball Corp.	22,036	904,578
Bemis Company, Inc. (L)	14,551	456,028
Owens-Illinois, Inc. (I)	23,205	444,840
Sealed Air Corp.	27,107	418,532

		2,223,978
Metals & Mining - 0.8%
Alcoa, Inc. (L)	150,459	1,316,516
Allegheny Technologies, Inc.	15,064	480,391
Cliffs Natural Resources, Inc.	20,045	988,018
Freeport-McMoRan Copper & Gold, Inc.	133,772	4,557,612
Newmont Mining Corp.	69,869	3,389,345
Nucor Corp.	44,725	1,695,078
Titanium Metals Corp.	11,622	131,445
United States Steel Corp. (L)	20,327	418,736

		12,977,141
Paper & Forest Products - 0.2%
International Paper Company	61,688	1,783,400
MeadWestvaco Corp.	24,131	693,766

		2,477,166

		59,147,504
Telecommunication Services - 3.4%
Diversified Telecommunication Services - 3.3%
American Tower Corp.	55,820	3,902,376
AT&T, Inc.	827,130	29,495,456
CenturyLink, Inc.	87,895	3,470,974
Crown Castle International Corp. (I)	36,389	2,134,579
Frontier Communications Corp. (L)	140,428	537,839
Verizon Communications, Inc.	400,811	17,812,041
Windstream Corp. (L)	82,765	799,510

		58,152,775
Wireless Telecommunication Services - 0.1%
MetroPCS Communications, Inc. (I)	41,443	250,730

The accompanying notes are an integral part of the financial statements.

5

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

500 Index Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Wireless Telecommunication Services (continued)
Sprint Nextel Corp. (I)(L)	423,009	$1,379,009

		1,629,739

		59,782,514
Utilities - 3.7%
Electric Utilities - 2.2%
American Electric Power Company, Inc.	68,228	2,722,297
Duke Energy Corp. (L)	188,524	4,347,363
Edison International	45,984	2,124,461
Entergy Corp.	24,928	1,692,362
Exelon Corp.	120,116	4,518,764
FirstEnergy Corp.	59,025	2,903,440
NextEra Energy, Inc.	58,992	4,059,240
Northeast Utilities	44,201	1,715,441
Pepco Holdings, Inc. (L)	32,125	628,686
Pinnacle West Capital Corp.	15,423	797,986
PPL Corp.	81,748	2,273,412
Progress Energy, Inc.	41,666	2,507,043
The Southern Company	122,653	5,678,834
Xcel Energy, Inc.	68,708	1,951,994

		37,921,323
Gas Utilities - 0.1%
AGL Resources, Inc.	16,529	640,499
ONEOK, Inc.	29,330	1,240,952

		1,881,451
Independent Power Producers & Energy Traders - 0.1%
NRG Energy, Inc. (I)(L)	32,138	557,916
The AES Corp. (I)	90,798	1,164,938

		1,722,854
Multi-Utilities - 1.3%
Ameren Corp.	34,246	1,148,611
CenterPoint Energy, Inc.	60,132	1,242,928
CMS Energy Corp. (L)	37,025	870,086
Consolidated Edison, Inc.	41,337	2,570,748
Dominion Resources, Inc.	80,778	4,362,011
DTE Energy Company	23,910	1,418,578
Integrys Energy Group, Inc. (L)	11,053	628,585
NiSource, Inc. (L)	40,487	1,002,053
PG&E Corp.	59,527	2,694,787
Public Service Enterprise Group, Inc.	71,420	2,321,150
SCANA Corp. (L)	16,369	783,093
Sempra Energy	33,956	2,338,889
TECO Energy, Inc.	30,458	550,071
Wisconsin Energy Corp. (L)	32,528	1,287,133

		23,218,723

		64,744,351

TOTAL COMMON STOCKS (Cost $1,241,584,483)		$1,737,267,884

WARRANTS - 0.0%
American International Group, Inc. (Expiration
Date: 01/19/2021; Strike Price: $45.00)	1	10

TOTAL WARRANTS (Cost $17)		$10

SECURITIES LENDING COLLATERAL - 7.6%
John Hancock Collateral
Investment Trust, 0.3542% (W)(Y)	13,210,397	132,204,374

TOTAL SECURITIES LENDING
COLLATERAL (Cost $132,202,430)		$132,204,374

SHORT-TERM INVESTMENTS - 0.8%
Repurchase Agreement - 0.8%
Repurchase Agreement with State Street Corp.
dated 06/29/2012 at 0.010% to be
repurchased at $14,050,012 on 07/02/2012,
collateralized by $10,235,000 U.S. Treasury
Bonds, 4.625% due 02/15/2040 (valued at
$14,331,845 including interest)	14,050,000	14,050,000

TOTAL SHORT-TERM INVESTMENTS (Cost $14,050,000)		$14,050,000

Total Investments (500 Index Trust)
(Cost $1,387,836,930) - 107.8%		$1,883,522,268
Other assets and liabilities, net - (7.8%)		(136,920,832)

TOTAL NET ASSETS - 100.0%		$1,746,601,436

500 Index Trust B

	Shares or Principal Amount	Value

COMMON STOCKS - 98.5%
Consumer Discretionary - 10.8%
Auto Components - 0.2%
BorgWarner, Inc. (I)(L)	8,077	$529,770
Johnson Controls, Inc.	48,154	1,334,348
The Goodyear Tire & Rubber Company (I)	17,730	209,391

		2,073,509
Automobiles - 0.4%
Ford Motor Company	269,804	2,587,420
Harley-Davidson, Inc.	16,367	748,463

		3,335,883
Distributors - 0.1%
Genuine Parts Company (L)	11,053	665,943
Diversified Consumer Services - 0.1%
Apollo Group, Inc., Class A (I) (I)	7,570	273,958
DeVry, Inc.	4,321	133,821
H&R Block, Inc.	20,656	330,083

		737,862
Hotels, Restaurants & Leisure - 1.9%
Carnival Corp.	32,046	1,098,216
Chipotle Mexican Grill, Inc. (I)	2,244	852,608
Darden Restaurants, Inc. (L)	9,098	460,632
International Game Technology	20,972	330,309
Marriott International, Inc., Class A (L)	18,665	731,668
McDonald’s Corp.	71,881	6,363,625
Starbucks Corp.	53,658	2,861,045
Starwood Hotels & Resorts Worldwide, Inc.	14,041	744,735
Wyndham Worldwide Corp.	10,326	544,593
Wynn Resorts, Ltd.	5,617	582,595
Yum! Brands, Inc.	32,554	2,097,129

		16,667,155
Household Durables - 0.2%
D.R. Horton, Inc. (L)	19,604	360,322
Harman International Industries, Inc.	4,888	193,565
Leggett & Platt, Inc.	9,751	206,039
Lennar Corp., Class A (L)	11,397	352,281
Newell Rubbermaid, Inc.	20,363	369,385
PulteGroup, Inc. (I)	24,427	261,369
Whirlpool Corp.	5,413	331,059

		2,074,020

The accompanying notes are an integral part of the financial statements.

6

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

500 Index Trust B (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Internet & Catalog Retail - 1.0%
Amazon.com, Inc. (I)	25,489	$5,820,413
Expedia, Inc. (L)	6,385	306,927
Netflix, Inc. (I)(L)	3,906	267,444
priceline.com, Inc. (I)	3,522	2,340,439
TripAdvisor, Inc. (I)(L)	6,783	303,132

		9,038,355
Leisure Equipment & Products - 0.1%
Hasbro, Inc. (L)	8,359	283,119
Mattel, Inc.	24,019	779,176

		1,062,295
Media - 3.4%
Cablevision Systems Corp., Class A	15,048	199,988
CBS Corp., Class B	45,920	1,505,258
Comcast Corp., Class A	190,683	6,096,136
DIRECTV, Class A (I)	46,296	2,260,171
Discovery
Communications, Inc., Series A (I)(L)	18,035	973,890
Gannett Company, Inc.	16,494	242,957
News Corp., Class A	148,941	3,319,895
Omnicom Group, Inc.	19,310	938,466
Scripps Networks Interactive, Inc., Class A	6,558	372,888
The Interpublic Group of Companies, Inc.	31,469	341,439
The McGraw-Hill Companies, Inc.	19,869	894,105
The Walt Disney Company	126,397	6,130,255
The Washington Post Company, Class B (L)	347	129,716
Time Warner Cable, Inc.	22,088	1,813,425
Time Warner, Inc.	67,883	2,613,496
Viacom, Inc., Class B	37,330	1,755,257

		29,587,342
Multiline Retail - 0.8%
Big Lots, Inc. (I)	4,502	183,637
Dollar Tree, Inc. (I)	16,426	883,719
Family Dollar Stores, Inc.	8,212	545,934
J.C. Penney Company, Inc. (L)	10,214	238,088
Kohl’s Corp.	16,943	770,737
Macy’s, Inc.	29,299	1,006,421
Nordstrom, Inc.	11,319	562,441
Sears Holdings Corp. (I)(L)	2,768	165,250
Target Corp.	46,761	2,721,023

		7,077,250
Specialty Retail - 2.0%
Abercrombie & Fitch Company, Class A	5,724	195,417
AutoNation, Inc. (I)(L)	2,977	105,029
AutoZone, Inc. (I)	1,885	692,115
Bed Bath & Beyond, Inc. (I)	16,444	1,016,239
Best Buy Company, Inc. (L)	19,569	410,166
CarMax, Inc. (I)(L)	16,036	415,974
GameStop Corp., Class A (L)	9,474	173,943
Limited Brands, Inc.	17,084	726,583
Lowe’s Companies, Inc.	83,215	2,366,635
O’Reilly Automotive, Inc. (I)	8,920	747,228
Ross Stores, Inc.	15,963	997,209
Staples, Inc.	48,454	632,325
The Gap, Inc. (L)	23,510	643,234
The Home Depot, Inc.	108,267	5,737,068
Tiffany & Company	8,984	475,703
TJX Companies, Inc.	52,411	2,250,004
Urban Outfitters, Inc. (I)	8,036	221,713

		17,806,585
Textiles, Apparel & Luxury Goods - 0.6%
Coach, Inc.	20,355	1,190,360
Fossil, Inc. (I)(L)	3,675	281,285
NIKE, Inc., Class B	25,957	2,278,505
Ralph Lauren Corp.	4,573	640,494
VF Corp.	6,119	816,581

		5,207,225

		95,333,424
Consumer Staples - 11.1%
Beverages - 2.8%
Beam, Inc.	11,231	701,825
Brown-Forman Corp., Class B	7,024	680,274
Coca-Cola Enterprises, Inc.	21,246	595,738
Constellation Brands, Inc., Class A (I)	11,416	308,917
Dr. Pepper Snapple Group, Inc.	15,004	656,425
Molson Coors Brewing Company, Class B	11,135	463,327
Monster Beverage Corp. (I)	12,146	864,795
PepsiCo, Inc.	110,590	7,814,289
The Coca-Cola Company	159,537	12,474,198

		24,559,788
Food & Staples Retailing - 2.4%
Costco Wholesale Corp.	30,574	2,904,530
CVS Caremark Corp.	90,618	4,234,579
Safeway, Inc. (L)	16,952	307,679
Sysco Corp.	41,336	1,232,226
The Kroger Company	39,647	919,414
Wal-Mart Stores, Inc.	122,047	8,509,117
Walgreen Company	60,990	1,804,084
Whole Foods Market, Inc.	11,563	1,102,185

		21,013,814
Food Products - 1.7%
Archer-Daniels-Midland Company	46,528	1,373,507
Campbell Soup Company (L)	12,626	421,456
ConAgra Foods, Inc.	29,529	765,687
Dean Foods Company (I)	13,319	226,823
General Mills, Inc.	45,800	1,765,132
H.J. Heinz Company	22,619	1,230,021
Hormel Foods Corp.	9,620	292,640
Kellogg Company	17,426	859,625
Kraft Foods, Inc., Class A	125,369	4,841,751
McCormick & Company, Inc., Non-
Voting Shares	9,411	570,777
Mead Johnson Nutrition Company	14,400	1,159,344
The Hershey Company	10,721	772,234
The J.M. Smucker Company	8,019	605,595
Tyson Foods, Inc., Class A	20,574	387,408

		15,272,000
Household Products - 2.1%
Clorox Company	9,190	665,907
Colgate-Palmolive Company	33,751	3,513,479
Kimberly-Clark Corp.	27,732	2,323,110
The Procter & Gamble Company	193,774	11,868,658

		18,371,154
Personal Products - 0.1%
Avon Products, Inc.	30,501	494,421
The Estee Lauder Companies, Inc., Class A	15,900	860,508

		1,354,929
Tobacco - 2.0%
Altria Group, Inc.	143,921	4,972,471
Lorillard, Inc.	9,225	1,217,239
Philip Morris International, Inc.	120,618	10,525,127

The accompanying notes are an integral part of the financial statements.

7

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

500 Index Trust B (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Tobacco (continued)
Reynolds American, Inc.	23,433	$1,051,439

		17,766,276

		98,337,961
Energy - 10.6%
Energy Equipment & Services - 1.6%
Baker Hughes, Inc.	30,954	1,272,209
Cameron International Corp. (I)	17,419	743,965
Diamond Offshore Drilling, Inc. (L)	4,898	289,619
FMC Technologies, Inc. (I)	16,911	663,419
Halliburton Company	65,280	1,853,299
Helmerich & Payne, Inc.	7,603	330,578
Nabors Industries, Ltd. (I)	20,358	293,155
National Oilwell Varco, Inc.	30,134	1,941,835
Noble Corp. (I)	17,851	580,693
Rowan Companies PLC (I)	8,952	289,418
Schlumberger, Ltd.	94,312	6,121,792

		14,379,982
Oil, Gas & Consumable Fuels - 9.0%
Alpha Natural Resources, Inc. (I)	15,379	133,951
Anadarko Petroleum Corp.	35,383	2,342,355
Apache Corp.	27,610	2,426,643
Cabot Oil & Gas Corp.	14,848	585,011
Chesapeake Energy Corp. (L)	46,888	872,117
Chevron Corp.	139,521	14,719,466
ConocoPhillips	89,391	4,995,169
CONSOL Energy, Inc. (L)	16,083	486,350
Denbury Resources, Inc. (I)	27,620	417,338
Devon Energy Corp.	28,587	1,657,760
EOG Resources, Inc.	19,120	1,722,903
EQT Corp.	10,583	567,566
Exxon Mobil Corp.	330,678	28,296,116
Hess Corp.	21,606	938,781
Kinder Morgan, Inc.	35,696	1,150,125
Marathon Oil Corp.	49,789	1,273,105
Marathon Petroleum Corp.	24,070	1,081,224
Murphy Oil Corp.	13,724	690,180
Newfield Exploration Company (I)	9,644	282,666
Noble Energy, Inc.	12,617	1,070,174
Occidental Petroleum Corp.	57,348	4,918,738
Peabody Energy Corp.	19,275	472,623
Phillips 66 (I)	44,180	1,468,543
Pioneer Natural Resources Company	8,719	769,103
QEP Resources, Inc.	12,544	375,944
Range Resources Corp.	11,442	707,917
Southwestern Energy Company (I)	24,697	788,575
Spectra Energy Corp.	46,082	1,339,143
Sunoco, Inc.	7,506	356,535
Tesoro Corp. (I)	10,051	250,873
The Williams Companies, Inc.	44,204	1,273,959
Valero Energy Corp.	39,289	948,829
WPX Energy, Inc. (I)	13,816	223,543

		79,603,325

		93,983,307
Financials - 14.0%
Capital Markets - 1.8%
Ameriprise Financial, Inc.	15,421	805,901
BlackRock, Inc.	9,053	1,537,380
E*TRADE Financial Corp. (I)	18,367	147,671
Federated Investors, Inc., Class B (L)	6,679	145,936
Franklin Resources, Inc.	10,072	1,117,891
Invesco, Ltd.	31,553	713,098
Legg Mason, Inc.	8,989	237,040
Morgan Stanley	107,761	1,572,233
Northern Trust Corp.	17,050	784,641
State Street Corp.	34,499	1,540,035
T. Rowe Price Group, Inc.	18,061	1,137,121
The Bank of New York Mellon Corp.	84,297	1,850,319
The Charles Schwab Corp. (L)	76,419	988,098
The Goldman Sachs Group, Inc.	34,766	3,332,669

		15,910,033
Commercial Banks - 2.9%
BB&T Corp.	49,304	1,521,028
Comerica, Inc.	13,999	429,909
Fifth Third Bancorp	65,082	872,099
First Horizon National Corp.	17,465	151,072
Huntington Bancshares, Inc.	61,190	391,616
KeyCorp	67,535	522,721
M&T Bank Corp.	8,939	738,093
PNC Financial Services Group, Inc.	37,449	2,288,508
Regions Financial Corp.	100,005	675,034
SunTrust Banks, Inc.	38,057	922,121
U.S. Bancorp	133,974	4,308,604
Wells Fargo & Company	375,821	12,567,454
Zions Bancorporation	12,880	250,130

		25,638,389
Consumer Finance - 0.9%
American Express Company	70,800	4,121,268
Capital One Financial Corp.	41,028	2,242,590
Discover Financial Services	37,483	1,296,162
SLM Corp.	34,422	540,770

		8,200,790
Diversified Financial Services - 2.8%
Bank of America Corp.	762,018	6,233,307
Citigroup, Inc.	207,410	5,685,108
CME Group, Inc.	4,698	1,259,581
IntercontinentalExchange, Inc. (I)	5,132	697,849
JPMorgan Chase & Company	269,188	9,618,087
Leucadia National Corp.	13,972	297,184
Moody’s Corp. (L)	13,889	507,643
NYSE Euronext	17,897	457,805
The NASDAQ OMX Group, Inc.	8,676	196,685

		24,953,249
Insurance - 3.5%
ACE, Ltd.	23,960	1,776,155
Aflac, Inc.	33,044	1,407,344
American International Group, Inc. (I)	45,214	1,450,917
Aon PLC	23,006	1,076,221
Assurant, Inc.	6,112	212,942
Berkshire Hathaway, Inc., Class B (I) (I)	124,314	10,359,086
Cincinnati Financial Corp. (L)	11,488	437,348
Genworth Financial, Inc., Class A (I)	35,671	201,898
Hartford Financial Services Group, Inc.	31,186	549,809
Lincoln National Corp.	20,096	439,500
Loews Corp.	21,634	885,047
Marsh & McLennan Companies, Inc.	38,705	1,247,462
MetLife, Inc.	75,001	2,313,781
Principal Financial Group, Inc.	21,327	559,407
Prudential Financial, Inc.	33,239	1,609,765
The Allstate Corp.	34,729	1,218,641
The Chubb Corp.	19,048	1,387,075
The Progressive Corp.	43,236	900,606
The Travelers Companies, Inc.	27,512	1,756,366
Torchmark Corp.	7,062	356,984

The accompanying notes are an integral part of the financial statements.

8

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

500 Index Trust B (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
Unum Group	20,103	$384,570
XL Group PLC	21,947	461,765

		30,992,689
Real Estate Investment Trusts - 1.9%
Apartment Investment & Management
Company, Class A	9,362	253,055
AvalonBay Communities, Inc.	6,735	952,868
Boston Properties, Inc.	10,603	1,149,047
Equity Residential	21,235	1,324,215
HCP, Inc.	29,704	1,311,432
Health Care REIT, Inc.	15,139	882,604
Host Hotels & Resorts, Inc. (L)	50,798	803,624
Kimco Realty Corp.	28,825	548,540
Plum Creek Timber Company, Inc. (L)	11,427	453,652
Prologis, Inc.	32,471	1,079,011
Public Storage	10,046	1,450,743
Simon Property Group, Inc.	21,450	3,338,907
Ventas, Inc.	20,430	1,289,542
Vornado Realty Trust	13,095	1,099,718
Weyerhaeuser Company	37,991	849,479

		16,786,437
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (I)	23,246	380,305
Thrifts & Mortgage Finance - 0.1%
Hudson City Bancorp, Inc.	36,885	234,957
People’s United Financial, Inc.	25,267	293,350

		528,307

		123,390,199
Health Care - 11.8%
Biotechnology - 1.4%
Alexion Pharmaceuticals, Inc. (I)	13,588	1,349,288
Amgen, Inc.	54,993	4,016,689
Biogen Idec, Inc. (I) (I)	16,942	2,446,086
Celgene Corp. (I)	31,162	1,999,354
Gilead Sciences, Inc. (I)	53,551	2,746,095

		12,557,512
Health Care Equipment & Supplies - 1.8%
Baxter International, Inc.	38,911	2,068,120
Becton, Dickinson and Company	14,304	1,069,224
Boston Scientific Corp. (I)	100,781	571,428
C.R. Bard, Inc.	5,945	638,731
CareFusion Corp. (I)	15,570	399,838
Covidien PLC	34,174	1,828,309
DENTSPLY International, Inc. (L)	10,050	379,991
Edwards Lifesciences Corp. (I)	8,132	840,036
Intuitive Surgical, Inc. (I)	2,807	1,554,489
Medtronic, Inc.	73,573	2,849,482
St. Jude Medical, Inc.	22,163	884,525
Stryker Corp.	22,898	1,261,680
Varian Medical Systems, Inc. (I)	7,849	476,984
Zimmer Holdings, Inc.	12,430	799,995

		15,622,832
Health Care Providers & Services - 2.0%
Aetna, Inc.	24,544	951,571
AmerisourceBergen Corp.	17,713	697,007
Cardinal Health, Inc.	24,448	1,026,816
Cigna Corp.	20,451	899,844
Coventry Health Care, Inc.	10,205	324,417
DaVita, Inc. (I)	6,625	650,641
Express Scripts Holding Company (I)	56,948	3,179,407
Humana, Inc.	11,490	889,786
Laboratory Corp. of America Holdings (I)(L)	6,871	636,323
McKesson Corp.	16,636	1,559,625
Patterson Companies, Inc.	6,311	217,540
Quest Diagnostics, Inc.	11,194	670,521
Tenet Healthcare Corp. (I)	29,656	155,397
UnitedHealth Group, Inc.	73,357	4,291,385
WellPoint, Inc.	23,381	1,491,474

		17,641,754
Health Care Technology - 0.1%
Cerner Corp. (I)	10,325	853,465
Life Sciences Tools & Services - 0.4%
Agilent Technologies, Inc.	24,586	964,755
Life Technologies Corp. (I) (I)	12,616	567,594
PerkinElmer, Inc.	8,204	211,663
Thermo Fisher Scientific, Inc.	26,041	1,351,788
Waters Corp. (I)	6,299	500,582

		3,596,382
Pharmaceuticals - 6.1%
Abbott Laboratories	111,300	7,175,511
Allergan, Inc.	21,737	2,012,194
Bristol-Myers Squibb Company	119,600	4,299,620
Eli Lilly & Company	72,199	3,098,059
Forest Laboratories, Inc. (I)	18,791	657,497
Hospira, Inc. (I)(L) (I)	11,662	407,937
Johnson & Johnson	194,211	13,120,895
Merck & Company, Inc.	215,227	8,985,727
Mylan, Inc. (I) (I)	30,210	645,588
Perrigo Company	6,597	777,984
Pfizer, Inc.	529,528	12,179,144
Watson Pharmaceuticals, Inc. (I)	8,997	665,688

		54,025,844

		104,297,789
Industrials - 10.3%
Aerospace & Defense - 2.5%
General Dynamics Corp.	25,499	1,681,914
Goodrich Corp.	8,894	1,128,649
Honeywell International, Inc.	55,103	3,076,952
L-3 Communications Holdings, Inc.	6,883	509,411
Lockheed Martin Corp.	18,849	1,641,371
Northrop Grumman Corp.	17,729	1,130,933
Precision Castparts Corp.	10,263	1,688,161
Raytheon Company	23,585	1,334,675
Rockwell Collins, Inc. (L)	10,257	506,183
Textron, Inc.	19,790	492,177
The Boeing Company	52,976	3,936,117
United Technologies Corp.	64,467	4,869,193

		21,995,736
Air Freight & Logistics - 1.0%
C.H. Robinson Worldwide, Inc.	11,553	676,197
Expeditors International of Washington, Inc.	15,004	581,405
FedEx Corp.	22,338	2,046,384
United Parcel Service, Inc., Class B	67,783	5,338,589

		8,642,575
Airlines - 0.1%
Southwest Airlines Company	54,717	504,491
Building Products - 0.0%
Masco Corp.	25,142	348,720
Commercial Services & Supplies - 0.4%
Avery Dennison Corp.	7,424	202,972

The accompanying notes are an integral part of the financial statements.

9

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

500 Index Trust B (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Commercial Services & Supplies (continued)
Cintas Corp. (L)	7,748	$299,150
Iron Mountain, Inc. (I)	12,080	398,157
Pitney Bowes, Inc. (L)	13,922	208,412
R.R. Donnelley & Sons Company (L)	12,912	151,974
Republic Services, Inc.	22,249	588,709
Stericycle, Inc. (I)	5,994	549,470
Waste Management, Inc. (L)	32,881	1,098,225

		3,497,069
Construction & Engineering - 0.2%
Fluor Corp.	11,988	591,488
Jacobs Engineering Group, Inc. (I)	9,091	344,185
Quanta Services, Inc. (I) (I)	15,249	367,043

		1,302,716
Electrical Equipment - 0.5%
Cooper Industries PLC	11,223	765,184
Emerson Electric Company	51,939	2,419,319
Rockwell Automation, Inc.	10,077	665,687
Roper Industries, Inc.	6,855	675,766

		4,525,956
Industrial Conglomerates - 2.7%
3M Company	49,109	4,400,166
Danaher Corp.	40,639	2,116,479
General Electric Company	749,305	15,615,516
Tyco International, Ltd.	32,775	1,732,159

		23,864,320
Machinery - 1.8%
Caterpillar, Inc.	46,137	3,917,493
Cummins, Inc.	13,574	1,315,456
Deere & Company	28,135	2,275,277
Dover Corp.	12,997	696,769
Eaton Corp.	23,896	946,998
Flowserve Corp.	3,863	443,279
Illinois Tool Works, Inc.	33,767	1,785,937
Ingersoll-Rand PLC	21,053	888,016
Joy Global, Inc.	7,488	424,794
PACCAR, Inc.	25,255	989,743
Pall Corp.	8,176	448,127
Parker Hannifin Corp.	10,678	820,925
Snap-on, Inc.	4,081	254,042
Stanley Black & Decker, Inc.	12,133	780,880
Xylem, Inc.	13,041	328,242

		16,315,978
Professional Services - 0.1%
Dun & Bradstreet Corp.	3,338	237,565
Equifax, Inc.	8,467	394,562
Robert Half International, Inc.	9,990	285,414

		917,541
Road & Rail - 0.8%
CSX Corp.	73,470	1,642,789
Norfolk Southern Corp.	23,037	1,653,365
Ryder Systems, Inc.	3,701	133,273
Union Pacific Corp.	33,685	4,018,957

		7,448,384
Trading Companies & Distributors - 0.2%
Fastenal Company (L)	20,882	841,753
W.W. Grainger, Inc. (L)	4,315	825,201

		1,666,954

		91,030,440
Information Technology - 19.5%
Communications Equipment - 1.8%
Cisco Systems, Inc.	378,880	6,505,370
F5 Networks, Inc. (I)	5,601	557,636
Harris Corp.	8,039	336,432
JDS Uniphase Corp. (I) (I)	16,555	182,105
Juniper Networks, Inc. (I)	37,246	607,482
Motorola Solutions, Inc.	20,644	993,183
QUALCOMM, Inc.	121,232	6,750,198

		15,932,406
Computers & Peripherals - 5.6%
Apple, Inc. (I) (I)	66,130	38,619,920
Dell, Inc. (I)	105,137	1,316,315
EMC Corp. (I)	148,494	3,805,901
Hewlett-Packard Company	139,763	2,810,634
Lexmark International, Inc., Class A (L)	5,124	136,196
NetApp, Inc. (I)	25,675	816,979
SanDisk Corp. (I)	17,156	625,851
Seagate Technology PLC	26,075	644,835
Western Digital Corp. (I)	16,552	504,505

		49,281,136
Electronic Equipment, Instruments & Components - 0.4%
Amphenol Corp., Class A	11,554	634,546
Corning, Inc.	107,649	1,391,902
FLIR Systems, Inc. (L)	10,761	209,840
Jabil Circuit, Inc.	12,945	263,172
Molex, Inc. (L)	9,602	229,872
TE Connectivity, Ltd.	30,149	962,055

		3,691,387
Internet Software & Services - 1.8%
Akamai Technologies, Inc. (I) (I)	12,588	399,669
eBay, Inc. (I)	81,268	3,414,069
Google, Inc., Class A (I) (I)	17,984	10,431,979
VeriSign, Inc. (I)(L)	11,104	483,801
Yahoo!, Inc. (I) (I)	86,435	1,368,266

		16,097,784
IT Services - 3.8%
Accenture PLC, Class A	45,571	2,738,361
Automatic Data Processing, Inc.	34,546	1,922,830
Cognizant Technology
Solutions Corp., Class A (I)	21,602	1,296,120
Computer Sciences Corp.	10,897	270,464
Fidelity National Information Services, Inc.	16,871	574,964
Fiserv, Inc. (I)	9,640	696,201
International Business Machines Corp.	81,581	15,955,612
Mastercard, Inc., Class A	7,514	3,231,847
Paychex, Inc.	22,847	717,624
SAIC, Inc. (L) (I)	19,973	242,073
Teradata Corp. (I) (I)	11,967	861,744
The Western Union Company	43,286	728,936
Total Systems Services, Inc.	11,557	276,559
Visa, Inc., Class A	35,245	4,357,339

		33,870,674
Office Electronics - 0.1%
Xerox Corp.	95,373	750,586
Semiconductors & Semiconductor Equipment - 2.3%
Advanced Micro Devices, Inc. (I)(L)	41,277	236,517
Altera Corp.	22,817	772,127
Analog Devices, Inc.	21,090	794,460
Applied Materials, Inc.	90,610	1,038,391
Broadcom Corp., Class A (I)	35,089	1,186,008
First Solar, Inc. (I)(L)	4,254	64,065

The accompanying notes are an integral part of the financial statements.

10

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

500 Index Trust B (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
Intel Corp.	355,896	$9,484,628
KLA-Tencor Corp.	11,806	581,446
Lam Research Corp. (I)	14,249	537,757
Linear Technology Corp.	16,222	508,235
LSI Corp. (I)	39,944	254,443
Microchip Technology, Inc. (L)	13,608	450,153
Micron Technology, Inc. (I)	69,972	441,523
NVIDIA Corp. (I)	43,923	607,016
Teradyne, Inc. (I)(L)	12,952	182,105
Texas Instruments, Inc.	80,982	2,323,374
Xilinx, Inc.	18,801	631,150

		20,093,398
Software - 3.7%
Adobe Systems, Inc. (I)	35,197	1,139,327
Autodesk, Inc. (I)	16,251	568,622
BMC Software, Inc. (I) (I)	11,382	485,784
CA, Inc.	25,042	678,388
Citrix Systems, Inc. (I)	13,126	1,101,796
Electronic Arts, Inc. (I)	22,416	276,838
Intuit, Inc.	20,709	1,229,079
Microsoft Corp.	528,799	16,175,961
Oracle Corp.	274,432	8,150,630
Red Hat, Inc. (I)	13,663	771,686
Salesforce.com, Inc. (I)	9,758	1,349,141
Symantec Corp. (I)	50,932	744,117

		32,671,369

		172,388,740
Materials - 3.3%
Chemicals - 2.3%
Air Products & Chemicals, Inc.	15,007	1,211,515
Airgas, Inc.	4,866	408,793
CF Industries Holdings, Inc. (I)	4,632	897,404
E.I. du Pont de Nemours & Company	66,269	3,351,223
Eastman Chemical Company	9,698	488,488
Ecolab, Inc.	20,733	1,420,832
FMC Corp.	9,702	518,863
International Flavors & Fragrances, Inc.	5,705	312,634
Monsanto Company	37,724	3,122,793
PPG Industries, Inc.	10,755	1,141,321
Praxair, Inc.	21,103	2,294,529
Sigma-Aldrich Corp. (L)	8,545	631,732
The Dow Chemical Company	84,529	2,662,664
The Mosaic Company	21,068	1,153,684
The Sherwin-Williams Company	6,054	801,247

		20,417,722
Construction Materials - 0.1%
Vulcan Materials Company	9,136	362,791
Containers & Packaging - 0.1%
Ball Corp.	11,066	454,259
Bemis Company, Inc. (L)	7,445	233,326
Owens-Illinois, Inc. (I) (I)	11,530	221,030
Sealed Air Corp.	13,970	215,697

		1,124,312
Metals & Mining - 0.7%
Alcoa, Inc.	75,518	660,783
Allegheny Technologies, Inc.	7,533	240,227
Cliffs Natural Resources, Inc.	10,052	495,463
Freeport-McMoRan Copper & Gold, Inc.	67,040	2,284,053
Newmont Mining Corp.	35,005	1,698,093
Nucor Corp.	22,439	850,438
Titanium Metals Corp. (I)	5,956	67,362
United States Steel Corp. (L)	10,102	208,101

		6,504,520
Paper & Forest Products - 0.1%
International Paper Company	30,953	894,851
MeadWestvaco Corp.	12,091	347,616

		1,242,467

		29,651,812
Telecommunication Services - 3.4%
Diversified Telecommunication Services - 3.3%
American Tower Corp.	27,962	1,954,823
AT&T, Inc.	414,605	14,784,814
CenturyLink, Inc.	44,069	1,740,285
Crown Castle International Corp. (I)	18,222	1,068,903
Frontier Communications Corp. (L)	69,824	267,426
Verizon Communications, Inc.	200,904	8,928,174
Windstream Corp. (L)	41,613	401,982

		29,146,407
Wireless Telecommunication Services - 0.1%
MetroPCS Communications, Inc. (I) (I)	21,240	128,502
Sprint Nextel Corp. (I)	212,165	691,658

		820,160

		29,966,567
Utilities - 3.7%
Electric Utilities - 2.2%
American Electric Power Company, Inc.	34,196	1,364,420
Duke Energy Corp. (I)(L)	94,826	2,186,688
Edison International	23,066	1,065,649
Entergy Corp.	12,502	848,761
Exelon Corp.	60,407	2,272,511
FirstEnergy Corp.	29,580	1,455,040
NextEra Energy, Inc.	29,552	2,033,473
Northeast Utilities	22,168	860,340
Pepco Holdings, Inc. (L)	16,428	321,496
Pinnacle West Capital Corp.	7,719	399,381
PPL Corp.	40,976	1,139,543
Progress Energy, Inc.	20,878	1,256,229
The Southern Company	61,438	2,844,579
Xcel Energy, Inc.	34,429	978,128

		19,026,238
Gas Utilities - 0.1%
AGL Resources, Inc.	8,242	319,378
ONEOK, Inc.	14,714	622,549

		941,927
Independent Power Producers & Energy Traders - 0.1%
NRG Energy, Inc. (I)	15,931	276,562
The AES Corp. (I)	45,552	584,432

		860,994
Multi-Utilities - 1.3%
Ameren Corp.	17,195	576,720
CenterPoint Energy, Inc.	30,165	623,510
CMS Energy Corp.	18,569	436,371
Consolidated Edison, Inc.	20,709	1,287,892
Dominion Resources, Inc.	40,460	2,184,839
DTE Energy Company	11,987	711,188
Integrys Energy Group, Inc. (L)	5,508	313,239
NiSource, Inc.	19,982	494,554
PG&E Corp.	29,800	1,349,045
Public Service Enterprise Group, Inc.	35,798	1,163,434
SCANA Corp. (L)	8,193	391,952

The accompanying notes are an integral part of the financial statements.

11

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

500 Index Trust B (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Multi-Utilities (continued)
Sempra Energy	17,016	$1,172,061
TECO Energy, Inc.	15,111	272,905
Wisconsin Energy Corp. (L)	16,316	645,624

		11,623,334

		32,452,493

TOTAL COMMON STOCKS (Cost $748,197,725)		$870,832,732

WARRANTS - 0.0%
American International Group, Inc. (Expiration
Date: 01/19/2021; Strike Price: $45.00)	1	10

TOTAL WARRANTS (Cost $17)		$10

SECURITIES LENDING COLLATERAL - 2.1%
John Hancock Collateral
Investment Trust, 0.3542% (W)(Y)	1,841,766	18,431,658

TOTAL SECURITIES LENDING
COLLATERAL (Cost $18,431,851)		$18,431,658

SHORT-TERM INVESTMENTS - 1.1%
Repurchase Agreement - 1.1%
Repurchase Agreement with State Street Corp.
dated 06/29/2012 at 0.010% to be
repurchased at $9,751,008 on 07/02/2012,
collateralized by $7,105,000 U.S. Treasury
Bond, 4.625% due 02/15/2040 (valued at
$9,948,975 including interest)	$9,751,000	$9,751,000

TOTAL SHORT-TERM INVESTMENTS (Cost $9,751,000)		$9,751,000

Total Investments (500 Index Trust B)
(Cost $776,380,593) - 101.7%		$899,015,400

Other assets and liabilities, net - (1.7%)		(15,398,984)

TOTAL NET ASSETS - 100.0%		$883,616,416

Core Strategy Trust

	Shares or Principal Amount	Value

INVESTMENT COMPANIES - 100.0%
John Hancock Variable Insurance Trust (G) - 100.0%
Equity - 70.3%
500 Index, Series NAV (John Hancock) (A)(2)	25,048,400	$295,821,598
International Index, Series NAV
(John Hancock) (A)(2)	8,887,025	134,016,343
Mid Cap Index, Series NAV
(John Hancock) (A)(2)	2,736,118	49,359,569
Small Cap Index, Series NAV
(John Hancock) (A)(2)	1,518,981	21,645,483
Fixed Income - 29.7%
Total Bond Market A,
Series NAV (Declaration) (A)	14,442,046	211,142,713

TOTAL INVESTMENT COMPANIES (Cost $612,544,405)		$711,985,706

Total Investments (Core Strategy Trust)
(Cost $612,544,405) - 100.0%		$711,985,706
Other assets and liabilities, net - 0.0%		(43,955)

TOTAL NET ASSETS - 100.0%		$711,941,751

International Equity Index Trust A

	Shares or Principal Amount	Value

COMMON STOCKS - 94.6%
Australia - 5.7%
AGL Energy, Ltd.	10,347	$156,916
Alumina, Ltd.	51,496	42,289
Amcor, Ltd.	23,330	170,018
AMP, Ltd.	55,833	221,697
APA Group, Ltd.	10,359	53,083
Asciano, Ltd.	16,270	73,177
ASX, Ltd.	3,088	94,729
Australia & New Zealand Banking Group, Ltd.	49,449	1,122,546
Bendigo and Adelaide Bank, Ltd.	7,589	57,848
BGP Holdings PLC	130,653	0
BHP Billiton, Ltd.	60,438	1,970,070
BlueScope Steel, Ltd. (I)	34,527	10,708
Boral, Ltd.	14,386	43,674
Brambles, Ltd.	28,723	182,181
Caltex Australia, Ltd.	2,853	39,857
Campbell Brothers, Ltd.	1,304	73,054
Centro Retail Australia	23,900	48,567
CFS Retail Property Trust Group	34,648	68,908
Coca-Cola Amatil, Ltd.	11,186	153,636
Cochlear, Ltd.	1,118	75,718
Commonwealth Bank of Australia	29,626	1,621,323
Computershare, Ltd.	8,579	65,582
Crown, Ltd.	7,646	66,789
CSL, Ltd.	9,859	399,865
Dexus Property Group	85,097	81,396
DuluxGroup, Ltd.	216	669
Echo Entertainment Group, Ltd.	16,447	72,149
Fairfax Media, Ltd.	35,039	20,061
Fortescue Metals Group, Ltd.	23,772	121,492
Goodman Group	21,941	83,166
GPT Group	34,392	116,337
Harvey Norman Holding, Ltd. (L)	8,189	16,493
Iluka Resources, Ltd.	8,402	98,455
Incitec Pivot, Ltd.	29,906	88,161
Insurance Australia Group, Ltd.	40,467	145,015
Leighton Holdings, Ltd.	2,998	50,537
Lend Lease Corp.	11,471	85,147
Macquarie Group, Ltd.	6,684	179,962
Metcash, Ltd.	13,891	48,082
Mirvac Group	56,704	74,260
National Australia Bank, Ltd.	41,339	1,003,934
Newcrest Mining, Ltd.	14,662	341,277
Orica, Ltd.	6,984	177,764
Origin Energy, Ltd.	21,128	265,757
OZ Minerals, Ltd.	5,781	46,909
Qantas Airways, Ltd. (I)	16,720	18,532
QBE Insurance Group, Ltd.	20,566	283,547
QR National, Ltd.	33,938	118,999
Rio Tinto, Ltd.	8,317	488,864
Santos, Ltd.	17,912	196,717
Sonic Healthcare, Ltd.	6,566	85,627
SP Ausnet	33,155	34,615
Stockland	45,247	143,264
Suncorp Group, Ltd.	24,567	205,032
Sydney Airport	6,341	18,893
TABCORP Holdings, Ltd.	15,402	46,412
Tatts Group, Ltd.	25,590	68,983
Telstra Corp., Ltd.	83,023	314,604
Toll Holdings, Ltd.	12,353	50,724
Transurban Group, Ltd.	23,491	136,967
Wesfarmers, Ltd.	19,815	610,020
Wesfarmers, Ltd. (Price Protected Shares)	2,902	94,165
Westfield Group	41,867	407,897
Westfield Retail Trust	47,784	140,078
Westpac Banking Corp.	56,915	1,238,159

The accompanying notes are an integral part of the financial statements.

12

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust A (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Australia (continued)
Woodside Petroleum, Ltd.	12,161	$389,449
Woolworths, Ltd.	22,874	629,137
WorleyParsons, Ltd.	2,956	76,781

		15,726,724
Austria - 0.2%
Andritz AG	1,366	70,325
Erste Group Bank AG (I)	3,990	75,855
Immoeast AG (I)	6,755	0
IMMOFINANZ AG (I)	10,132	32,253
OMV AG	2,190	68,751
Raiffeisen Bank International AG (L)	700	22,927
Telekom Austria AG	5,624	55,280
Verbund AG, Class A	1,380	31,592
Vienna Insurance Group AG Wiener
Versicherung Gruppe	550	22,220
Voestalpine AG (L)	2,319	61,485

		440,688
Belgium - 0.7%
Ageas	39,140	77,549
Anheuser-Busch InBev NV	15,061	1,170,891
Belgacom SA	2,621	74,467
Colruyt SA	1,254	55,880
Delhaize Group SA	1,944	71,202
Groupe Bruxelles Lambert SA	1,576	107,105
KBC Groep NV (L)	2,918	61,946
Mobistar SA (I)	683	23,359
Solvay SA	1,105	109,321
Telenet Group Holding NV (I)	1,064	46,478
UCB SA	1,759	88,762
Umicore SA	2,192	101,331

		1,988,291
Bermuda - 0.1%
Seadrill, Ltd.	7,387	263,716
Brazil - 1.5%
All America Latina Logistica SA	8,400	35,465
Banco do Brasil SA	12,102	117,676
Banco Santander Brasil SA	11,780	90,322
BM&F Bovespa SA	30,300	154,630
BR Malls Participacoes SA	8,056	92,252
BR Properties SA	3,500	41,299
CCR SA	11,600	94,313
Centrais Eletricas Brasileiras SA	3,600	25,541
Cia de Saneamento Basico do Estado de
Sao Paulo	2,558	98,066
Cielo SA	7,434	218,671
Companhia de Bebidas das Americas	13,935	536,308
Companhia Siderurgica Nacional SA	16,000	90,655
Companhia Siderurgica Nacional SA, ADR (L)	200	1,134
Cosan SA Industria e Comercio	2,887	44,545
CPFL Energia SA	4,400	55,644
Cyrela Brazil Realty SA	6,000	44,212
Duratex SA	4,982	26,367
EDP - Energias do Brasil SA	4,800	30,805
Empresa Brasileira de Aeronautica SA	12,500	83,147
Fibria Celulose SA (I)	2,814	20,848
Hypermarcas SA (I)	5,544	32,764
JBS SA (I)	9,071	27,233
Localiza Rent a Car SA	1,961	29,632
Lojas Renner SA	3,300	92,584
MMX Mineracao e Metalicos SA (I)	3,720	10,835
MRV Engenharia e Participacoes SA	7,455	34,519
Multiplan Empreendimentos Imobiliarios SA	1,514	37,057
Natura Cosmeticos SA	3,400	79,562
OGX Petroleo e Gas Participacoes SA (I)	28,200	77,222
Oi SA	3,314	15,593
Oi SA, ADR	1,350	16,659
Oi SA, ADR	250	1,163
PDG Realty SA Empreendimentos
e Participacoes	20,914	36,549
Perdigao SA	13,756	208,138
Petroleo Brasileiro SA	54,015	508,282
Porto Seguro SA	2,616	22,285
Redecard SA	8,535	139,594
Souza Cruz SA	8,000	117,421
Tim Participacoes SA	10,288	57,164
Tractebel Energia SA	2,800	51,790
Ultrapar Participacoes SA	6,000	135,026
Usinas Siderurgicas de Minas Gerais SA	3,000	11,531
Vale Fertilizantes SA	28,300	565,436

		4,209,939
Canada - 7.9%
Agnico-Eagle Mines, Ltd.	3,487	141,247
Agrium, Inc. (L)	3,239	287,059
Alimentation Couche Tard, Inc.	3,100	135,376
ARC Resources, Ltd. (L)	2,700	60,731
Athabasca Oil Corp. (I)	4,200	46,204
Bank of Montreal (L)	12,191	673,672
Bank of Nova Scotia (L)	20,852	1,080,183
Barrick Gold Corp.	19,410	731,140
Baytex Energy Corp.	2,200	92,680
BCE, Inc. (L)	5,238	215,982
Bombardier, Inc. (L)	36,262	143,182
Bonavista Energy Corp. (L)	1,500	23,455
Brookfield Asset Management, Inc. (L)	10,948	362,496
Brookfield Residential Properties, Inc. (I)	541	5,845
CAE, Inc.	5,584	54,244
Cameco Corp. (L)	8,634	189,709
Canadian Imperial Bank of Commerce (L)	7,870	553,861
Canadian National Railway Company	8,902	752,836
Canadian Natural Resources, Ltd.	21,216	569,108
Canadian Oil Sands, Ltd.	9,600	185,946
Canadian Pacific Railway, Ltd.	3,326	244,101
Canadian Tire Corp., Ltd.	1,446	97,830
Canadian Utilities, Ltd.	1,300	84,849
Cenovus Energy, Inc.	14,336	455,806
CGI Group, Inc. (I)	4,924	118,348
Chorus Aviation, Inc.	350	1,059
CI Financial Corp.	2,467	53,503
Crescent Point Energy Corp. (L)	4,900	182,890
Eldorado Gold Corp.	11,900	146,573
Empire Company, Ltd.	300	15,812
Enbridge, Inc. (L)	14,048	561,037
Encana Corp. (L)	14,136	294,355
Enerplus Corp. (L)	3,600	46,251
Fairfax Financial Holdings, Ltd.
(Toronto Exchange) (L)	441	174,624
Finning International, Inc.	3,662	85,175
First Quantum Minerals, Ltd.	8,500	150,280
Fortis, Inc. (L)	3,000	95,148
Franco-Nevada Corp. (L)	2,200	99,487
George Weston, Ltd.	1,064	60,448
Gildan Activewear, Inc.	2,800	77,144
Goldcorp, Inc.	16,028	603,431
Great-West Lifeco, Inc.	5,824	126,251
Husky Energy, Inc. (L)	5,748	143,686
IAMGOLD Corp.	7,200	85,147

The accompanying notes are an integral part of the financial statements.

13

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust A (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Canada (continued)
IGM Financial, Inc.	2,704	$106,343
Imperial Oil, Ltd. (L)	6,427	268,860
Industrial Alliance Insurance and
Financial Services, Inc.	2,700	64,894
Inmet Mining Corp.	700	28,692
Intact Financial Corp.	2,400	149,431
Ivanhoe Mines, Ltd. (I)	6,325	62,374
Kinross Gold Corp.	21,460	175,162
Loblaw Companies, Ltd. (L)	2,763	87,930
Magna International, Inc. (L)	4,514	178,281
Manulife Financial Corp. (L)(O)	33,276	362,470
MEG Energy Corp. (I)	2,500	89,603
Metro, Inc.	1,800	92,166
National Bank of Canada (L)	3,532	252,454
New Gold, Inc (I)	8,300	79,160
Nexen, Inc.	10,936	185,185
Onex Corp.	1,568	60,881
Open Text Corp. (I)	1,300	65,134
Osisko Mining Corp. (I)	6,800	46,754
Pacific Rubiales Energy Corp. (L)	5,600	118,590
Pan American Silver Corp.	2,000	33,847
Pembina Pipeline Corp. (L)	3,500	89,451
Pengrowth Energy Trust (L)	6,300	39,974
Penn West Petroleum, Ltd. (L)	9,297	124,739
Petrobank Energy & Resources, Ltd. (I)	2,100	22,297
Potash Corp. of Saskatchewan, Inc.	15,967	697,900
Power Corp. of Canada	7,583	178,161
Power Financial Corp. (L)	5,478	136,937
Precision Drilling Corp. (I)	4,600	31,311
Progress Energy Resources Corp. (L)	1,900	37,455
Research In Motion, Ltd. (I)(L)	10,200	75,541
RioCan Real Estate Investment Trust	2,400	65,298
Ritchie Brothers Auctioneers, Inc. (L)	1,300	27,862
Rogers Communications, Inc., Class B (L)	8,058	292,133
Royal Bank of Canada (L)	27,824	1,425,498
Saputo, Inc. (L)	2,500	103,944
Shaw Communications, Inc., Class B (L)	7,198	136,027
Shoppers Drug Mart Corp. (L)	4,644	187,247
Silver Wheaton Corp.	6,800	182,807
SNC-Lavalin Group, Inc. (L)	3,387	126,884
Sun Life Financial, Inc. (Toronto
Stock Exchange) (L)	12,048	262,119
Suncor Energy, Inc.	30,314	876,578
Talisman Energy, Inc.	22,474	257,609
Teck Resources, Ltd.	11,547	357,604
TELUS Corp.	1,305	78,369
TELUS Corp., Non-Voting Shares	2,956	172,958
The Toronto-Dominion Bank (L)	17,250	1,350,044
Thomson Reuters Corp. (L)	7,366	209,599
Tim Hortons, Inc.	3,600	189,777
TMX Group, Inc.	1,376	62,711
Tourmaline Oil Corp. (I)	2,200	58,085
Trans-Canada Corp.	13,550	567,900
TransAlta Corp. (L)	5,479	92,832
Valeant Pharmaceuticals International, Inc. (I)	5,550	248,962
Vermilion Energy, Inc. (L)	800	36,122
Viterra, Inc.	5,800	92,005
Yamana Gold, Inc. (L)	15,306	236,182

		21,947,324
Chile - 0.4%
Banco Santander Chile SA, ADR	2,180	168,928
Cia Cervecerias Unidas SA, ADR	1,245	77,638
Empresa Nacional de Electricidad SA, ADR	4,420	225,553
Enersis SA, ADR	11,983	224,082
Lan Airlines SA, ADR (L)	4,785	124,889
Latam Airlines Group SA (I)	2,296	59,898
Sociedad Quimica y Minera de
Chile SA, ADR (L)	2,625	146,134
Vina Concha Y Toro SA, ADR	1,297	51,776

		1,078,898
China - 3.1%
Agile Property Holdings, Ltd.	37,800	49,301
Agricultural Bank of China, Ltd., H Shares	370,000	149,384
Air China, Ltd., H Shares	62,000	36,754
Aluminum Corp. of China, Ltd., H Shares (I)	104,000	44,864
Angang Steel Company, Ltd., H Shares (I)(L)	23,960	13,241
Anhui Conch Cement Company, Ltd.,
H Shares (L)	30,000	82,484
Anta Sports Products, Ltd.	17,000	10,364
Bank of China, Ltd., H Shares	1,277,077	488,662
Bank of Communications Company, Ltd.,
H Shares	181,780	123,334
BBMG Corp., H Shares	22,000	15,469
Beijing Datang Power Generation
Company, Ltd., H Shares	78,000	30,947
BYD Company, Ltd., H Shares (I)	13,400	25,729
China BlueChemical, Ltd., H Shares	54,000	30,949
China Citic Bank Corp., Ltd., H Shares	158,400	81,705
China Coal Energy Company, Ltd., H Shares	88,000	73,160
China Communications Construction
Company, Ltd., H Shares	109,535	97,181
China Communications Services Corp., Ltd.,
H Shares	43,200	21,417
China Construction Bank Corp., H Shares	1,155,346	796,581
China COSCO Holdings Company, Ltd.,
H Shares (I)	64,835	29,061
China Dongxiang Group Company (I)	77,000	7,024
China International Marine Containers Co., Ltd.	5,200	6,655
China Life Insurance Company, Ltd., H Shares	142,000	372,127
China Longyuan Power Group Corp., H Shares	45,000	29,637
China Merchants Bank Company, Ltd.,
H Shares	86,535	163,895
China Minsheng Banking Corp., Ltd., H Shares	101,400	90,672
China National Building Material
Company, Ltd., H Shares	68,000	74,089
China Oilfield Services, Ltd., H Shares	32,000	46,209
China Pacific Insurance Group Company, Ltd.,
H Shares	35,700	116,384
China Petroleum & Chemical Corp., H Shares	354,000	317,336
China Railway Construction Corp., H Shares	41,500	34,914
China Railway Group, Ltd., H Shares	104,000	43,944
China Shenhua Energy Company, Ltd.,
H Shares	65,000	229,227
China Shipping Container Lines Company, Ltd.,
H Shares (I)	72,650	17,737
China Shipping Development Company, Ltd.,
H Shares	30,000	14,190
China Telecom Corp., Ltd., H Shares	304,000	132,562
China Vanke Co., Ltd.	23,800	31,512
China Yurun Food Group, Ltd. (I)	28,600	25,247
China Zhongwang Holdings, Ltd. (I)(L)	32,400	12,482
Citic Securities Company, Ltd.	11,000	23,330
CNOOC, Ltd.	342,984	691,898
Country Garden Holdings Company (I)	85,998	34,126
CSR Corp., Ltd., H Shares	43,000	33,704
Dongfang Electric Corp. Ltd., H Shares	8,000	16,335
Dongfeng Motor Group Company, Ltd.,
H Shares	72,000	112,808

The accompanying notes are an integral part of the financial statements.

14

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust A (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
China (continued)
ENN Energy Holdings, Ltd.	20,000	$70,456
Evergrande Real Estate Group, Ltd.	113,959	58,912
Fosun International, Ltd.	30,500	15,885
Golden Eagle Retail Group, Ltd.	21,000	43,298
Guangzhou Automobile Group Company, Ltd.,
H Shares	57,831	48,670
Guangzhou R&F Properties Company, Ltd.,
H Shares	24,800	33,118
Hengan International Group Company, Ltd.	13,000	126,233
Huaneng Power International, Inc., H Shares	88,000	66,495
Industrial & Commercial Bank of China,
H Shares	1,122,957	627,930
Inner Mongolia Yitai Coal Co.	12,400	70,035
Jiangsu Expressway, Ltd., H Shares	32,000	29,940
Jiangxi Copper Company Ltd.	30,000	66,495
Lenovo Group, Ltd.	126,000	107,340
Longfor Properties Company, Ltd.	23,100	36,226
Metallurgical Corp. of China, Ltd., H Shares (I)	53,000	11,369
Parkson Retail Group, Ltd.	36,500	33,143
PetroChina Company, Ltd., H Shares	402,000	523,131
PICC Property & Casualty Company, Ltd.,
H Shares	54,000	61,133
Ping An Insurance Group Company, H Shares	31,000	249,957
Renhe Commercial
Holdings Company, Ltd. (I)(L)	160,000	6,556
Semiconductor
Manufacturing International Corp. (I)	387,000	13,141
Shandong Weigao Group Medical Polymer
Company, Ltd., H Shares	32,000	35,507
Shanghai Electric Group Company, Ltd.,
H Shares	90,000	37,299
Shui On Land, Ltd.	73,153	29,883
Sino-Ocean Land Holdings, Ltd.	90,663	45,499
Sinopec Shanghai Petrochemical
Company, Ltd., H Shares	52,000	15,237
Sinopharm Group Company, Ltd., H Shares	12,000	33,227
Soho China, Ltd.	66,000	50,716
Sun Art Retail Group, Ltd.	42,500	46,731
Tencent Holdings, Ltd.	19,300	569,939
Tingyi (Cayman Islands) Holding Corp.	44,000	113,565
Tsingtao Brewery Company, Ltd., H Shares	8,000	45,769
Want Want China Holdings, Ltd.	121,000	150,006
Weichai Power Company, Ltd., H Shares (I)	10,000	39,994
Wumart Stores, Inc., H Shares	14,000	28,423
Yangzijiang Shipbuilding Holdings, Ltd.	27,000	21,663
Yanzhou Coal Mining Company, Ltd., H Shares	50,000	76,738
Zhejiang Expressway Company, Ltd., H Shares	36,000	23,738
Zijin Mining Group Company, Ltd., H Shares	161,853	54,829
ZTE Corp., H Shares	14,620	28,557

		8,625,414
Colombia - 0.3%
BanColombia SA, ADR (L)	9,325	576,658
Ecopetrol SA, ADR	4,500	251,055
Petrominerales, Ltd. (L)	1,289	14,560

		842,273
Czech Republic - 0.1%
CEZ AS (L)	3,072	106,125
Komercni Banka AS	264	45,869
Telefonica O2 Czech Republic AS (I)	3,005	57,422

		209,416
Denmark - 0.8%
A P Moller Maersk A/S	9	56,244
A P Moller Maersk A/S, Series A	24	157,941
Carlsberg A/S	2,052	161,692
Coloplast A/S	392	70,455
Danske Bank A/S (I)	13,197	183,874
DSV A/S, ADR	3,980	78,972
Novo Nordisk A/S	7,981	1,154,620
Novozymes A/S, B shares	4,820	124,934
TDC A/S	7,400	51,437
TrygVesta A/S	702	39,414
William Demant Holdings A/S (I)	582	52,305

		2,131,888
Egypt - 0.1%
Commercial International Bank	12,754	54,727
Egypt Kuwait Holding Company	11,363	13,298
Egyptian Financial Group-Hermes Holding (I)	4,121	6,999
Orascom Construction Industries	1,338	55,874
Orascom Telecom Holding SAE (I)	35,950	18,217
Orascom Telecom Media and Technology
Holding SAE	35,950	8,782
Talaat Moustafa Group (I)	15,481	11,294
Telecom Egypt	3,596	7,950

		177,141
Finland - 0.5%
Elisa OYJ, Class A	3,307	66,583
Fortum OYJ	8,513	161,750
Kesko OYJ, B Shares	1,369	35,787
Kone OYJ	2,984	180,697
Metso OYJ	2,238	77,485
Neste Oil OYJ	2,457	27,685
Nokia OYJ	71,776	147,861
Nokian Renkaat OYJ	1,470	56,028
Orion OYJ, Series B	1,114	21,133
Pohjola Bank OYJ	1,284	14,995
Sampo OYJ	7,663	199,197
Stora Enso OYJ, Series R (L)	9,923	61,244
UPM-Kymmene OYJ	9,899	112,193
Wartsila OYJ	2,989	98,255

		1,260,893
France - 5.7%
Accor SA	2,827	89,007
Aeroports de Paris	392	29,621
Air Liquide SA	6,070	694,472
Alcatel-Lucent (I)	48,917	81,272
Alstom SA (L)	4,293	136,360
ANF Immobilier	13	547
Arkema SA	1,111	72,795
AtoS	897	53,715
AXA SA	33,355	446,430
BNP Paribas SA (L)	19,604	756,789
Bouygues SA	3,401	91,651
Bureau Veritas SA	1,095	97,335
Cap Gemini SA	2,507	92,418
Carrefour SA	11,056	204,291
Casino Guichard Perrachon SA (L)	782	68,664
Christian Dior SA	1,103	151,906
Cie de Saint-Gobain	7,698	284,860
Cie Generale d’Optique
Essilor International SA	3,846	357,270
Cie Generale de Geophysique-Veritas (I)	2,600	67,178
Cie Generale des Etablissements Michelin	3,603	235,653
CNP Assurances	2,692	32,891
Credit Agricole SA (I)	20,273	89,489
Danone SA	11,336	703,765
Dassault Systemes SA	1,174	110,288

The accompanying notes are an integral part of the financial statements.

15

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust A (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
France (continued)
Edenred	3,247	$92,136
EDF SA	4,490	99,964
Eurazeo	457	17,618
Eutelsat Communications	1,283	39,448
Fonciere Des Regions	516	37,176
France Telecom SA	36,008	473,853
GDF Suez	24,721	589,816
Gecina SA	200	17,895
Groupe Eurotunnel SA	9,550	77,657
ICADE (L)	399	30,269
Iliad SA	328	47,458
Imerys SA	374	19,099
JCDecaux SA	1,379	30,429
Klepierre SA	1,924	63,400
L’Oreal SA	4,607	539,678
Lafarge SA (L)	3,854	172,487
Lagardere SCA	1,664	46,456
Legrand SA, ADR	3,960	134,680
LVMH Moet Hennessy Louis Vuitton SA	4,872	742,582
Natixis (L)	16,444	44,498
Pernod-Ricard SA (L)	3,806	407,152
Peugeot SA (I)	4,039	39,942
PPR	1,458	208,202
Publicis Groupe SA (L)	2,723	124,527
Remy Cointreau SA	419	45,905
Renault SA	3,684	147,713
Rexel SA	2,018	34,449
Safran SA	2,595	96,321
Sanofi	21,764	1,650,387
Schneider Electric SA	9,490	528,770
SCOR SE	3,147	76,354
Societe BIC SA	290	29,960
Societe Generale SA (I)	12,253	288,890
Sodexo	1,747	136,124
Suez Environnement Company	5,362	57,719
Technip SA	1,902	198,483
Thales SA	1,269	41,993
Total SA	40,683	1,835,989
Unibail-Rodamco SE	1,762	325,082
Vallourec SA (L)	2,369	97,230
Veolia Environnement SA	8,370	105,916
Vinci SA	8,572	401,198
Vivendi SA	24,696	459,114
Zodiac Aerospace	640	65,122

		15,667,808
Germany - 4.9%
Adidas AG	4,115	295,139
Allianz SE	8,631	867,889
BASF SE	17,473	1,214,175
Bayer AG	15,727	1,134,052
Beiersdorf AG	1,584	102,775
BMW AG	6,407	464,238
Celesio AG	1,628	26,584
Commerzbank AG (I)	23,457	39,846
Continental AG	1,605	133,792
Daimler AG	17,225	774,676
Deutsche Bank AG	17,669	642,150
Deutsche Boerse AG	3,856	208,117
Deutsche Lufthansa AG	4,195	48,558
Deutsche Post AG	15,761	279,145
Deutsche Telekom AG	53,377	585,559
E.ON AG	34,232	737,372
Fraport AG	459	24,713
Fresenius Medical Care AG & Company KGaA	3,743	264,936
Fresenius SE & Company KGaA	1,988	206,146
GEA Group AG	2,970	78,861
Hannover Rueckversicherung AG	1,132	67,216
HeidelbergCement AG	2,513	120,640
Henkel AG & Company, KGaA	2,630	145,745
Hochtief AG (I)	800	38,743
Hugo Boss AG	389	38,476
Infineon Technologies AG	21,217	143,861
K&S AG	3,164	144,362
Kabel Deutschland Holding AG (I)	1,445	89,926
Lanxess AG	1,680	105,972
Linde AG	3,271	509,484
MAN SE	2,077	212,273
Merck KGaA	1,128	112,565
Metro AG	2,502	72,985
Muenchener Rueckversicherungs AG	3,390	478,294
RWE AG	8,320	340,113
Salzgitter AG	698	28,693
SAP AG	17,495	1,033,141
Siemens AG	15,656	1,316,007
Suedzucker AG	1,402	49,594
ThyssenKrupp AG	6,339	103,271
United Internet AG	1,822	31,278
Volkswagen AG	514	77,549
Wacker Chemie AG (L)	304	20,895

		13,409,806
Greece - 0.0%
Coca Cola Hellenic Bottling Company SA (I)	4,700	83,380
OPAP SA	4,410	27,752

		111,132
Hong Kong - 2.8%
AIA Group, Ltd.	157,800	544,086
ASM Pacific Technology, Ltd.	2,086	26,614
Bank of East Asia, Ltd. (L)	27,937	100,610
Beijing Capital International Airport
Company, Ltd., H Shares	60,000	36,693
Beijing Enterprises Holdings, Ltd.	10,000	60,359
Belle International Holdings, Ltd.	95,882	164,253
BOC Hong Kong Holdings, Ltd.	68,000	209,274
Brilliance China Automotive Holdings, Ltd. (I)	50,000	44,020
Cathay Pacific Airways, Ltd.	14,000	22,682
Cheung Kong Holdings, Ltd.	27,151	335,513
Cheung Kong Infrastructure Holdings, Ltd.	9,000	54,043
China Agri-Industries Holdings, Ltd.	44,000	24,158
China Everbright, Ltd.	22,000	31,479
China Mengniu Dairy Company, Ltd.	24,000	63,914
China Merchants Holdings
International Company, Ltd.	29,839	91,071
China Mobile, Ltd.	116,000	1,276,404
China Overseas Land & Investment, Ltd.	89,360	209,628
China Resource Power Holdings, Ltd.	36,200	74,529
China Resources Enterprises, Ltd.	26,000	77,695
China Resources Land, Ltd.	44,000	91,094
China Taiping Insurance
Holdings Company, Ltd. (I)	16,000	26,095
China Unicom Hong Kong, Ltd.	82,550	103,498
Citic Pacific, Ltd.	24,000	36,581
CLP Holdings, Ltd.	37,111	315,406
COSCO Pacific, Ltd.	25,754	35,421
First Pacific Company, Ltd.	42,000	43,759
Foxconn International Holdings, Ltd. (I)	26,000	9,484
Franshion Properties China, Ltd.	74,000	22,475
GCL-Poly Energy Holdings, Ltd. (L)	161,000	35,662

The accompanying notes are an integral part of the financial statements.

16

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust A (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Hong Kong (continued)
Geely Automobile Holdings Company, Ltd. (L)	75,000	$26,540
GOME Electrical Appliances Holdings, Ltd. (I)	169,920	22,641
Guangdong Investment, Ltd.	52,000	37,574
Hang Lung Group, Ltd.	11,000	67,794
Hang Lung Properties, Ltd.	46,000	156,586
Hang Seng Bank, Ltd.	14,100	192,506
Henderson Land Development Company, Ltd.	16,672	92,843
HKT Trust and HKT, Ltd.	1,891	1,482
Hong Kong & China Gas Company, Ltd.	96,173	204,298
Hong Kong Exchanges & Clearing, Ltd.	20,626	295,610
Hopewell Holdings, Ltd.	6,638	18,903
Huabao International Holdings, Ltd. (L)	30,000	14,766
Hutchison Whampoa, Ltd.	41,423	358,263
Hysan Development Company, Ltd.	13,809	52,524
Kerry Properties, Ltd.	10,000	42,590
Kingboard Chemical Holdings, Ltd.	16,228	31,553
Kunlun Energy Company, Ltd.	50,000	80,385
Lee & Man Paper Manufacturing, Ltd.	36,000	14,559
Li & Fung, Ltd.	97,658	189,245
Lifestyle International Holdings, Ltd.	4,500	9,881
MGM China Holdings, Ltd.	17,826	27,417
MTR Corp., Ltd.	25,572	87,513
New World Development Company, Ltd.	62,333	73,508
Nine Dragons Paper Holdings, Ltd.	44,000	24,838
Noble Group, Ltd.	62,892	56,152
NWS Holdings, Ltd.	15,860	23,053
Orient Overseas International, Ltd. (I)	1,938	9,509
PCCW, Ltd.	87,000	31,849
Poly Hong Kong Investment, Ltd. (I)	26,000	14,170
Power Assets Holdings, Ltd.	25,500	191,299
Shanghai Industrial Holdings, Ltd.	14,000	37,176
Shangri-La Asia, Ltd.	17,282	32,965
Shimao Property Holdings, Ltd., GDR (L)	33,500	51,965
Shougang Fushan Resources Group, Ltd.	80,000	20,794
Sino Land Company, Ltd.	26,458	40,093
Sino-Forest Corp. (I)(L)	4,600	0
Sinofert Holdings, Ltd.	54,000	8,396
Skyworth Digital Holdings, Ltd. (L)	41,146	18,443
Sun Hung Kai Properties, Ltd.	28,474	337,696
Swire Pacific, Ltd.	13,500	157,295
The Link REIT	35,749	145,926
Wharf Holdings, Ltd.	29,000	161,417
Wheelock and Company, Ltd.	17,000	64,264
Wing Hang Bank, Ltd.	3,625	35,037
Yue Yuen Industrial Holdings, Ltd.	8,000	24,975

		7,752,793
Hungary - 0.1%
Magyar Telekom Telecommunications PLC	10,442	20,524
MOL Hungarian Oil and Gas PLC	750	54,285
OTP Bank PLC (L)	4,462	70,990
Richter Gedeon Nyrt	298	49,155

		194,954
India - 1.3%
Dr. Reddy’s Laboratories, Ltd., ADR	2,151	63,842
HDFC Bank, Ltd., ADR (L)	9,800	319,480
ICICI Bank, Ltd., ADR	18,525	600,395
Infosys, Ltd., ADR (L)	24,265	1,093,381
Larsen & Toubro, Ltd., GDR (S)	9,329	233,547
Ranbaxy Laboratories, Ltd., ADR (I)	2,771	24,440
Reliance Capital, Ltd., GDR (S)	2,246	14,419
Reliance Communication, Ltd., GDR (S)	31,056	35,320
Reliance Industries, Ltd., GDR (S)	30,655	812,358
Reliance Infrastructure, Ltd., GDR (S)	708	21,236
State Bank of India, GDR	1,411	109,353
Tata Motors, Ltd., ADR (L)	9,689	212,770
Ultratech Cement, Ltd., GDR (L)	274	7,442
Wipro, Ltd., ADR (L)	18,054	165,736

		3,713,719
Indonesia - 0.6%
Adaro Energy Tbk PT	129,500	20,247
Astra Agro Lestari Tbk PT	4,842	10,369
Astra International Tbk PT	390,170	285,302
Bank Central Asia Tbk PT	233,726	182,407
Bank Danamon Indonesia Tbk PT	98,924	63,550
Bank Mandiri Tbk PT	210,726	163,113
Bank Rakyat Indonesia Tbk PT	279,998	191,625
Bumi Resources Tbk PT	451,220	54,343
Gudang Garam Tbk PT	13,000	86,076
Indo Tambangraya Megah Tbk PT	5,500	21,177
Indocement Tunggal Prakarsa Tbk PT	27,013	50,024
Indofood Sukses Makmur Tbk PT	130,595	67,640
Indosat Tbk PT	23,500	10,847
International Nickel Indonesia Tbk PT	77,500	22,210
Perusahaan Gas Negara Tbk PT	279,515	105,581
Semen Gresik Persero Tbk PT	12,360	14,928
Tambang Batubara Bukit Asam Tbk PT	21,000	33,183
Telekomunikasi Indonesia Tbk PT	173,500	151,032
Unilever Indonesia Tbk PT	43,000	105,237
United Tractors Tbk PT	44,983	103,558

		1,742,449
Ireland - 0.5%
Bank of Ireland (I)	52,722	6,695
C&C Group PLC	226	970
CRH PLC	1,601	30,779
CRH PLC (London Exchange)	16,561	321,375
Elan Corp. PLC (I)	1,399	20,394
Experian PLC	19,396	273,991
Irish Bank Resolution Corp., Ltd. (I)	15,416	0
James Hardie Industries, Ltd.	7,997	65,502
Kerry Group PLC (London Exchange)	3,278	143,178
Ryanair Holdings PLC, ADR (I)(L)	1,203	36,571
Shire PLC	10,795	310,256
WPP PLC	24,343	295,872

		1,505,583
Israel - 0.4%
Bank Hapoalim, Ltd.	25,834	80,044
Bank Leumi Le-Israel, Ltd.	23,381	57,012
Bezeq The
Israeli Telecommunication Corp., Ltd.	32,563	34,456
Delek Group, Ltd.	32	4,726
Elbit Systems, Ltd.	219	7,578
Israel Chemicals, Ltd.	8,453	93,319
Israel Corp., Ltd.	23	12,949
Mizrahi Tefahot Bank, Ltd. (I)	3,560	27,732
Nice Systems, Ltd. (I)	1,795	65,530
Teva Pharmaceutical Industries, Ltd.	17,489	689,346

		1,072,692
Italy - 1.3%
Assicurazioni Generali SpA	23,431	317,973
Atlantia SpA	6,757	86,302
Autogrill SpA	1,731	15,720
Banca Intesa SpA (L)	17,851	20,439
Banca Monte dei Paschi di Siena SpA (I)(L)	68,923	17,291
Banco Popolare Societa Cooperativa (I)	26,928	36,197
Enel SpA (L)	126,157	407,118

The accompanying notes are an integral part of the financial statements.

17

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust A (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Italy (continued)
ENI SpA	46,060	$982,983
Exor SpA	1,040	22,396
Fiat Industrial SpA	14,655	144,416
Fiat SpA (I)	16,787	84,944
Finmeccanica SpA (I)(L)	7,373	29,816
Intesa Sanpaolo SpA	193,130	276,235
Luxottica Group SpA	2,012	70,548
Mediaset SpA (L)	20,023	35,031
Mediobanca SpA	8,503	37,654
Mondadori (Arnoldo) Editore SpA (I)	29	33
Pirelli & C. SpA (L)	3,714	39,177
Prelios SpA (I)	3,714	596
Prysmian SpA	2,628	39,308
Saipem SpA	5,074	225,974
Snam SpA	31,977	142,554
Telecom Italia SpA (BrsaItaliana
Stock Exchange)	180,003	177,382
Telecom Italia SpA, RSP	125,634	101,060
Terna Rete Elettrica Nazionale SpA	22,829	82,255
UniCredit SpA (I)	77,575	293,953
Unione di Banche Italiane SCPA	15,304	50,231

		3,737,586
Japan - 14.4%
Advantest Corp.	2,820	44,100
AEON Company, Ltd.	11,196	139,558
AEON Credit Service Company, Ltd.	2,023	37,513
Aeon Mall Company, Ltd.	1,300	27,652
Air Water, Inc.	2,000	24,191
Aisin Seiki Company, Ltd.	4,421	147,119
Ajinomoto Company, Inc.	14,695	204,289
Alfresa Holdings Corp.	600	31,802
All Nippon Airways Company, Ltd.	8,285	23,496
Amada Company, Ltd.	4,171	24,740
Aozora Bank, Ltd.	10,000	23,868
Asahi Glass Company, Ltd. (L)	20,809	140,063
Asahi Group Holdings, Ltd.	7,099	152,469
Asahi Kasei Corp.	28,037	152,103
Asics Corp.	2,900	36,846
Astellas Pharma, Inc.	8,305	362,762
Bank of Kyoto, Ltd.	6,000	45,447
Benesse Holdings, Inc.	1,046	46,765
Bridgestone Corp.	12,747	292,388
Brother Industries, Ltd.	4,300	49,212
Canon, Inc. (L)	21,426	857,956
Casio Computer Company, Ltd.	2,767	18,143
Central Japan Railway Company, Ltd.	32	252,897
Chiba Bank, Ltd.	15,104	90,715
Chiyoda Corp.	3,000	36,753
Chubu Electric Power Company, Inc.	13,523	219,557
Chugai Pharmaceutical Company, Ltd. (L)	3,984	75,426
Chugoku Bank, Ltd.	3,000	39,090
Chugoku Electric Power Company, Inc.	6,400	105,373
Chuo Mitsui Trust Holdings, Inc.	59,990	179,219
Citizen Watch Company, Ltd.	2,965	17,404
Cosmo Oil Company, Ltd.	10,000	25,430
Credit Saison Company, Ltd.	1,809	40,142
Dai Nippon Printing Company, Ltd.	11,047	86,495
Daicel Corp.	6,000	36,849
Daido Steel Company, Ltd.	3,000	18,683
Daihatsu Motor Company, Ltd.	4,000	70,073
Daiichi Sankyo Company, Ltd.	12,528	210,934
Daikin Industries, Ltd.	5,185	145,584
Dainippon Sumitomo Pharma Company, Ltd.	3,500	35,699
Daito Trust Construction Company, Ltd.	1,581	149,976
Daiwa House Industry Company, Ltd.	10,285	146,013
Daiwa Securities Group, Inc.	33,649	126,689
Dena Company, Ltd.	1,500	39,817
Denki Kagaku Kogyo KK	7,523	26,257
Denso Corp.	9,378	319,311
Dentsu, Inc.	4,200	124,247
East Japan Railway Company	6,600	414,375
Eisai Company, Ltd.	4,648	204,065
Electric Power Development Company, Ltd.	2,400	62,942
FamilyMart Company, Ltd.	740	33,883
FANUC Corp.	3,621	594,920
Fast Retailing Company, Ltd.	1,034	207,573
Fuji Electric Company, Ltd.	3,580	8,744
Fuji Heavy Industries, Ltd.	14,000	113,007
FUJIFILM Holdings Corp.	9,233	174,553
Fujitsu, Ltd.	35,379	169,526
Fukuoka Financial Group, Inc.	13,000	50,798
Furukawa Electric Company, Ltd. (I)	9,000	21,324
Gree, Inc. (I)	1,800	36,172
GS Yuasa Corp.	4,000	18,283
Gunma Bank	7,523	35,587
Hakuhodo DY Holdings, Inc.	440	29,133
Hamamatsu Photonics KK	1,300	44,021
Hankyu Hanshin Holdings, Inc.	21,000	106,046
Hino Motors, Ltd.	5,114	36,957
Hirose Electric Company, Ltd.	717	70,892
Hisamitsu Pharmaceutical Company, Inc.	1,200	59,104
Hitachi Chemical, Ltd.	1,316	20,623
Hitachi Construction
Machinery Company, Ltd. (L)	2,157	40,607
Hitachi High-Technologies Corp.	1,700	41,893
Hitachi Metals, Ltd.	2,000	23,828
Hitachi, Ltd.	88,882	546,635
Hokkaido Electric Power Company, Inc.	2,332	30,141
Hokuriku Electric Power Company	2,700	42,020
Honda Motor Company, Ltd.	30,838	1,074,230
Hoya Corp.	9,008	198,481
Ibiden Company, Ltd.	1,800	32,507
Idemitsu Kosan Company, Ltd.	300	26,827
IHI Corp.	15,866	33,862
Inpex Corp.	43	241,072
Isetan Mitsukoshi Holdings, Ltd.	6,276	66,573
Isuzu Motors, Ltd.	22,000	117,619
ITOCHU Corp.	28,198	295,900
Itochu Techno-Science Corp.	252	12,191
Iyo Bank, Ltd.	5,000	39,904
J Front Retailing Company, Ltd.	9,000	45,218
Japan Prime Realty Investment Corp.	13	36,620
Japan Real Estate Investment Corp.	10	91,937
Japan Retail Fund Investment Corp.	36	57,083
Japan Tobacco, Inc.	17,400	515,624
JFE Holdings, Inc.	9,938	166,173
JGC Corp.	3,114	90,129
Joyo Bank, Ltd.	9,047	41,189
JSR Corp.	2,867	49,737
JTEKT Corp.	2,457	25,378
Jupiter Telecommunications Company, Ltd.	20	20,416
JX Holdings, Inc.	43,000	220,891
Kajima Corp.	14,809	43,451
Kamigumi Company, Ltd.	3,466	27,665
Kaneka Corp.	6,000	33,196
Kansai Electric Power Company, Ltd.	15,922	190,740
Kansai Paint Company, Ltd.	2,762	29,576
Kao Corp.	10,338	285,122
Kawasaki Heavy Industries, Ltd.	21,037	57,558

The accompanying notes are an integral part of the financial statements.

18

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust A (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Kawasaki Kisen Kaisha, Ltd. (I)(L)	9,933	$19,661
KDDI Corp.	57	367,670
Keikyu Corp.	8,933	81,281
Keio Corp.	8,285	60,066
Keisei Electric Railway Company, Ltd.	3,000	25,333
Keyence Corp.	852	210,715
Kikkoman Corp.	1,762	21,790
Kintetsu Corp. (L)	30,208	120,456
Kirin Holdings Company, Ltd. (L)	16,104	189,798
Kobe Steel, Ltd.	56,483	67,849
Koito Manufacturing Company, Ltd.	2,000	28,009
Komatsu, Ltd.	19,170	459,466
Konami Corp.	1,757	39,906
Konica Minolta Holdings, Inc.	10,109	79,666
Kubota Corp.	22,218	205,044
Kuraray Company, Ltd.	6,200	80,256
Kurita Water Industries, Ltd.	1,981	45,804
Kyocera Corp.	2,962	255,760
Kyowa Hakko Kogyo Company, Ltd.	4,862	49,953
Kyushu Electric Power Company, Inc.	8,469	100,468
Lawson, Inc.	869	60,798
LIXIL Group Corp.	5,784	122,363
Mabuchi Motor Company, Ltd.	282	11,238
Makita Corp.	1,557	54,742
Marubeni Corp.	34,798	231,607
Marui Group Company, Ltd.	2,436	18,592
Mazda Motor Corp. (I)	49,000	66,511
McDonald’s Holdings Company, Ltd. (L)	1,100	30,951
Mediceo Holdings Company, Ltd.	2,900	41,033
MEIJI Holdings Company, Ltd.	1,200	55,087
Miraca Holdings, Inc.	1,100	45,738
Mitsubishi Chemical Holdings Corp.	25,500	112,305
Mitsubishi Corp.	26,744	540,058
Mitsubishi Electric Corp.	36,027	300,269
Mitsubishi Estate Company, Ltd.	25,218	452,389
Mitsubishi Gas & Chemicals Company, Inc.	7,000	39,784
Mitsubishi Heavy Industries, Ltd.	59,063	239,827
Mitsubishi Materials Corp.	13,980	40,474
Mitsubishi Motors Corp. (I)	90,000	90,562
Mitsubishi Tanabe Pharma Corp.	3,000	43,107
Mitsubishi UFJ Financial Group	240,800	1,152,419
Mitsubishi UFJ Lease &
Finance Company, Ltd.	660	27,497
Mitsui & Company, Ltd.	34,189	507,253
Mitsui Chemicals, Inc.	6,990	17,516
Mitsui Fudosan Company, Ltd.	15,752	305,570
Mitsui O.S.K. Lines, Ltd.	25,513	91,900
Mizuho Financial Group, Inc.	444,800	752,972
MS&AD Insurance Group Holdings	10,400	182,035
Murata Manufacturing Company, Ltd.	4,296	225,361
Nabtesco Corp.	1,800	40,021
Namco Bandai Holdings, Inc.	3,367	46,281
NEC Corp. (I)	46,617	72,356
Nexon Company, Ltd. (I)	2,000	39,127
NGK Insulators, Ltd.	4,171	46,036
NGK Spark Plug Company, Ltd.	1,762	23,264
NHK Spring Company, Ltd.	1,000	10,768
Nidec Corp.	2,286	173,358
Nikon Corp.	7,219	219,308
Nintendo Company, Ltd.	1,892	220,766
Nippon Building Fund, Inc.	13	125,879
Nippon Electric Glass Company, Ltd.	6,000	35,686
Nippon Express Company, Ltd.	11,809	48,749
Nippon Meat Packers, Inc.	2,000	26,486
Nippon Paper Group, Inc. (L)	1,500	23,813
Nippon Steel Corp.	107,536	243,674
Nippon Telegraph & Telephone Corp.	8,000	371,697
Nippon Yusen Kabushiki Kaisha	25,923	68,846
Nishi-Nippon City Bank, Ltd.	4,000	9,747
Nissan Motor Company, Ltd.	48,690	461,128
Nisshin Seifun Group, Inc.	1,614	18,893
Nisshin Steel Company	7,047	9,894
Nissin Food Products Company, Ltd.	916	34,900
Nitori Holdings Company, Ltd.	468	44,316
Nitto Denko Corp.	3,532	150,641
NKSJ Holdings, Inc.	7,500	159,852
NOK Corp.	1,492	31,772
Nomura Holdings, Inc.	70,907	264,805
Nomura Real Estate Holdings, Inc.	2,300	42,113
Nomura Real Estate Office Fund, Inc.	2	11,292
Nomura Research Institute, Ltd.	1,311	28,895
NSK, Ltd.	6,000	38,735
NTN Corp.	4,228	13,277
NTT Data Corp.	31	95,188
NTT DoCoMo, Inc.	301	500,917
Obayashi Corp.	15,638	68,523
Odakyu Electric Railway Company, Ltd.	11,695	116,356
OJI Paper Company, Ltd.	14,809	56,865
Olympus Corp. (I)	4,866	78,920
Omron Corp.	3,261	68,854
Ono Pharmaceutical Company, Ltd.	1,200	75,479
Oracle Corp. Japan	752	32,366
Oriental Land Company, Ltd.	793	90,693
ORIX Corp.	2,186	203,469
Osaka Gas Company, Ltd.	33,845	141,864
Otsuka Corp.	100	8,579
Otsuka Holdings Company, Ltd.	4,600	140,946
Panasonic Corp.	42,307	344,107
Rakuten, Inc.	13,200	136,697
Resona Holdings, Inc.	35,000	144,458
Ricoh Company, Ltd.	12,399	104,669
Rinnai Corp.	652	44,921
Rohm Company, Ltd.	1,827	70,275
Sankyo Company, Ltd.	793	38,691
Sanrio Company, Ltd. (L)	900	32,803
Santen Pharmaceutical Company, Ltd.	1,200	49,215
SBI Holdings, Inc.	304	22,544
Secom Company, Ltd.	4,590	210,695
Sega Sammy Holdings, Inc.	3,492	71,023
Seiko Epson Corp.	2,700	27,368
Sekisui Chemical Company, Ltd.	8,228	76,621
Sekisui House, Ltd.	10,638	100,401
Seven & I Holdings Company, Ltd.	14,481	436,332
Seven Bank, Ltd.	11,400	29,253
Sharp Corp.	21,218	107,708
Shikoku Electric Power Company, Inc.	2,700	57,332
Shimadzu Corp.	5,000	43,145
Shimamura Company, Ltd.	276	31,926
Shimano, Inc.	1,069	69,923
Shimizu Corp.	7,695	26,709
Shin-Etsu Chemical Company, Ltd.	7,911	435,236
Shinsei Bank, Ltd.	9,094	11,034
Shionogi & Company, Ltd.	6,823	92,783
Shiseido Company, Ltd.	7,223	113,874
Shizuoka Bank, Ltd.	11,342	116,627
Showa Denko KK	23,000	44,699
Showa Shell Sekiyu KK	3,800	23,272
SMC Corp.	1,164	201,459
Softbank Corp.	16,888	627,881
Sojitz Corp.	15,191	25,135

The accompanying notes are an integral part of the financial statements.

19

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust A (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Sony Corp.	20,042	$285,210
Sony Financial Holdings, Inc.	2,200	35,987
Square Enix Company, Ltd.	600	9,461
Stanley Electric Company, Ltd.	1,808	27,908
Sumco Corp. (I)	2,300	20,873
Sumitomo Chemical Company, Ltd.	35,446	109,008
Sumitomo Corp.	23,466	328,301
Sumitomo Electric Industries, Ltd.	16,599	206,374
Sumitomo Heavy Industries, Ltd.	8,000	35,920
Sumitomo Metal Industries, Ltd.	73,577	121,118
Sumitomo Metal Mining Company, Ltd.	11,285	127,017
Sumitomo Mitsui Financial Group	25,400	837,917
Sumitomo Realty &
Development Company, Ltd.	6,876	169,183
Sumitomo Rubber Industries, Inc.	3,400	44,297
Suruga Bank, Ltd.	2,114	21,652
Suzuken Company, Ltd.	1,223	41,249
Suzuki Motor Corp.	6,300	129,136
Sysmex Corp.	1,000	39,520
T&D Holdings, Inc.	11,900	126,918
Taiheiyo Cement Corp.	21,000	48,186
Taisei Corp.	16,866	45,183
Taisho Pharmaceutical Holdings Company, Ltd.	500	42,269
Taiyo Nippon Sanso Corp.	3,819	22,312
Takashimaya Company, Ltd.	6,000	46,068
Takeda Pharmaceutical Company, Ltd.	15,049	682,914
TDK Corp.	2,468	100,173
Teijin, Ltd.	12,104	36,828
Terumo Corp.	3,203	131,590
The 77th Bank, Ltd.	6,523	26,845
The Bank of Yokohama, Ltd.	27,684	130,756
The Dai-ichi Life Insurance Company, Ltd.	173	200,403
The Hachijuni Bank, Ltd.	6,000	31,216
The Japan Steel Works, Ltd.	5,000	27,595
The Tokyo Electric Power Company, Inc. (I)	26,867	51,929
THK Company, Ltd.	1,481	28,054
Tobu Railway Company, Ltd.	19,752	104,045
Toho Company, Ltd.	2,300	39,728
Toho Gas Company, Ltd.	6,000	37,264
Tohoku Electric Power Company, Inc. (I)	9,480	95,244
Tokio Marine Holdings, Inc.	13,600	341,957
Tokyo Electron, Ltd.	3,532	165,179
Tokyo Gas Company, Ltd.	50,835	259,618
Tokyu Corp.	20,866	98,216
Tokyu Land Corp.	5,171	25,669
TonenGeneral Sekiyu KK (L)	4,171	37,022
Toppan Printing Company, Ltd.	13,990	93,525
Toray Industries, Inc.	29,389	200,440
Toshiba Corp.	78,711	298,733
Tosoh Corp.	10,000	27,155
TOTO, Ltd.	3,171	23,681
Toyo Seikan Kaisha, Ltd.	2,009	24,341
Toyo Suisan Kaisha, Ltd.	705	18,820
Toyoda Gosei Company, Ltd.	1,300	29,888
Toyota Boshoku Corp.	1,400	16,990
Toyota Industries Corp.	3,290	93,997
Toyota Motor Corp.	52,247	2,105,846
Toyota Tsusho Corp.	3,500	66,758
Trend Micro, Inc.	1,733	51,165
Tsumura & Company, Ltd.	1,200	31,754
Ube Industries, Ltd.	18,037	41,863
Unicharm Corp.	2,058	117,238
Ushio, Inc.	2,257	27,905
USS Company, Ltd.	550	59,410
West Japan Railway Company	3,800	156,516
Yahoo! Japan Corp.	332	107,444
Yakult Honsha Company, Ltd. (L)	1,300	50,894
Yamada Denki Company, Ltd.	1,676	85,544
Yamaguchi Financial Group, Inc.	3,000	26,443
Yamaha Corp.	1,926	19,819
Yamaha Motor Company, Ltd.	6,591	62,880
Yamato Transport Company, Ltd.	9,080	146,193
Yamazaki Baking Company, Ltd.	1,409	18,450
Yaskawa Electric Corp.	5,000	37,945
Yokogawa Electric Corp.	4,600	47,480

		39,741,184
Jersey, C.I. - 0.1%
Randgold Resources, Ltd.	1,888	169,895
Luxembourg - 0.3%
APERAM	894	11,793
ArcelorMittal	16,537	255,465
Millicom International Cellular SA, ADR	1,329	125,388
Reinet Investments SCA (I)	1,493	27,276
SES SA	5,667	134,009
Tenaris SA	9,937	173,739

		727,670
Macau - 0.1%
Sands China, Ltd.	37,200	119,165
Wynn Macau, Ltd.	34,972	82,416

		201,581
Malaysia - 0.8%
Alliance Financial Group BHD	9,600	12,625
AMMB Holdings BHD	42,662	84,733
Asiatic Development BHD	10,500	30,911
Axiata Group BHD	57,100	98,613
Berjaya Corp. BHD (Kuala Lumpur Exchange)	35,800	8,869
Berjaya Sports Toto BHD	5,742	7,802
British American Tobacco Malaysia BHD	2,000	35,405
CIMB Group Holdings BHD	82,500	197,433
DiGi.Com BHD	90,000	120,784
Gamuda BHD	39,100	43,217
Genting BHD	44,300	133,660
Genting Malaysia BHD	53,400	60,837
Hong Leong Bank BHD	14,520	57,037
Hong Leong Credit BHD	8,300	32,376
IJM Corp. BHD	16,720	26,548
IOI Corp. BHD	83,169	136,405
Kuala Lumpur Kepong BHD	12,100	87,811
Lafarge Malayan Cement BHD	4,470	10,289
Malayan Banking BHD	64,088	176,026
Maxis BHD	35,100	70,806
MISC BHD (I)	32,040	46,680
MMC Corp. BHD	1,400	1,152
Parkson Holdings BHD	10,098	14,679
Petronas Dagangan BHD	1,400	9,377
Petronas Gas BHD	12,000	68,170
PPB Group BHD	12,900	64,922
Public Bank BHD	24,000	104,147
RHB Capital BHD	2,738	6,401
Sime Darby BHD	66,746	208,324
Telekom Malaysia BHD (I)	17,100	30,482
Tenaga Nasional BHD	56,125	119,560
UMW Holdings BHD	21,400	61,952
YTL Corp. BHD	102,378	65,408
YTL Power International BHD	20,937	11,635

		2,245,076

The accompanying notes are an integral part of the financial statements.

20

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust A (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Mexico - 1.2%
Alfa SAB de CV	5,602	$89,533
America Movil SAB de CV, Series L	733,644	959,148
Cemex SAB de CV (I)	211,182	142,163
Coca-Cola Femsa SAB de CV, Series L	6,253	81,891
Fomento Economico Mexicano SAB de CV	45,655	407,687
Fresnillo PLC	2,849	65,385
Grupo Aeroportuario del Pacifico SAB
de CV, Series B	9,900	39,252
Grupo Bimbo SAB de CV	26,232	64,480
Grupo Carso SAB de CV	11,593	37,735
Grupo Financiero Banorte SAB de CV	28,753	148,596
Grupo Financiero Inbursa SA	29,556	66,447
Grupo Mexico SAB de CV, Series B	80,627	239,650
Grupo Modelo SAB de CV	13,617	120,453
Grupo Televisa SA	49,383	212,677
Industrias Penoles SAB de CV	1,998	85,673
Kimberly-Clark de Mexico SAB de CV	30,900	60,527
Mexichem SAB de CV	14,523	62,470
Minera Frisco SAB de CV, Class A1 (I)	11,593	48,928
Wal-Mart de Mexico SAB de CV	96,658	258,606

		3,191,301
Netherlands - 3.2%
Aegon NV (L)	31,828	148,258
Akzo Nobel NV	4,437	208,716
ASML Holding NV	8,002	407,760
Corio NV	1,124	49,508
Delta Lloyd NV	2,030	28,188
European Aeronautic Defence &
Space Company NV	7,858	278,665
Fugro NV	1,335	81,121
Gemalto NV	1,486	106,868
Heineken Holding NV	2,014	90,143
Heineken NV	4,968	259,502
ING Groep NV, ADR (I)	71,273	480,867
Koninklijke (Royal) KPN NV	28,318	271,157
Koninklijke Ahold NV	21,373	264,841
Koninklijke Boskalis Westinster NV	1,200	39,601
Koninklijke DSM NV	3,003	148,160
Koninklijke Philips Electronics NV	20,020	395,867
Koninklijke Vopak NV	1,380	88,494
QIAGEN NV (I)	3,936	65,725
Randstad Holdings NV	2,339	69,075
Reed Elsevier NV	12,812	146,561
Royal Dutch Shell PLC, B Shares	50,066	1,747,314
Royal Dutch Shell PLC, Class A (London
Stock Exchange)	70,095	2,361,239
SBM Offshore NV (I)	3,478	48,269
TNT Express NV	6,085	71,182
Unilever NV	30,548	1,022,454
Wolters Kluwer NV	5,680	90,423

		8,969,958
New Zealand - 0.1%
Auckland International Airport, Ltd.	14,045	27,557
Contact Energy, Ltd. (I)	3,599	13,934
Fletcher Building, Ltd.	15,231	72,039
SKYCITY Entertainment Group, Ltd.	26,938	73,549

		187,079
Norway - 0.5%
Aker Solutions ASA	3,694	52,597
DNB ASA	20,287	201,820
Kvaerner ASA	3,694	8,324
Norsk Hydro ASA	20,407	92,101
Orkla ASA	17,208	124,904
Statoil ASA	21,390	511,478
Telenor ASA	13,029	217,292
Yara International ASA	4,291	187,918

		1,396,434
Peru - 0.2%
Compania de Minas Buenaventura SA	2,698	100,207
Compania de Minas Buenaventura SA, ADR	2,231	84,733
Credicorp SA	1,295	157,602
Credicorp, Ltd., ADR	76	9,568
Southern Peru Copper Corp.	4,302	129,920

		482,030
Philippines - 0.2%
Ayala Corp.	4,333	48,554
Ayala Land, Inc.	90,600	46,610
Bank of the Philippine Islands	64,668	114,886
BDO Unibank, Inc.	17,620	26,645
Energy Development Corp.	36,498	5,227
Filinvest Land, Inc.	112,500	3,432
Globe Telecommunications, Inc.	140	3,713
Jollibee Foods Corp.	8,000	19,855
Manila Electric Company	13,252	79,982
Metropolitan Bank & Trust Company	13,697	30,130
Philippine Long Distance Telephone Company	1,220	76,814
SM Investments Corp.	3,768	65,495
SM Prime Holdings, Ltd.	71,145	22,138

		543,481
Poland - 0.3%
Asseco Poland SA	710	10,418
Bank Handlowy w Warszawie SA	731	17,768
Bank Millennium SA (I)	8,840	9,813
Bank Pekao SA	2,951	134,579
BRE Bank SA (I)	413	36,847
Cyfrowy Polsat SA (I)	3,617	15,873
Eurocash SA	1,287	15,850
Firma Oponiarska Debica SA	118	1,927
Grupa Lotos SA (I)	517	4,341
KGHM Polska Miedz SA	2,775	121,220
Polska Grupa Energetyczna SA	7,645	44,648
Polski Koncern Naftowy Orlen SA (I)	8,548	96,204
Polskie Gornictwo
Naftowe i Gazownictwo SA (I)	41,082	51,233
Powszechna Kasa Oszczednosci
Bank Polski SA	15,367	159,733
Telekomunikacja Polska SA	17,687	82,687
TVN SA	1,422	3,740

		806,881
Portugal - 0.1%
Banco Espirito Santo SA (I)(L)	29,929	20,438
EDP - Energias de Portugal SA	46,778	110,508
Galp Energia SGPS SA	3,842	48,730
Jeronimo Martins SGPS SA	2,898	48,903
Portugal Telecom SGPS SA	15,439	67,855

		296,434
Russia - 1.5%
Federal Grid Company Unified Energy System
JSC, GDR (I)(S)	1,087	2,674
Gazprom OAO, ADR (I)	146,912	1,395,664
LUKOIL OAO, ADR (I)	14,541	815,459
Mechel, ADR (L)	2,833	18,273
MMC Norilsk Nickel OJSC, ADR (I)	16,921	279,535
Mobile TeleSystems, ADR	10,817	186,052

The accompanying notes are an integral part of the financial statements.

21

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust A (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Russia (continued)
NovaTek OAO, ADR	1,917	$204,095
Novolipetsk Steel OJSC, ADR	1,448	23,588
Pharmstandard, GDR (I)	1,320	18,810
Rosneft Oil Company, GDR	38,621	242,376
Sberbank of Russia, ADR	34,900	365,935
Severstal OAO, GDR	4,250	49,853
Sistema JSFC, GDR	1,756	32,863
Surgutneftegas OJSC, ADR
(London Exchange) (I)(L)	13,350	111,339
Surgutneftegas OJSC, ADR, Class B (I)	17,404	99,203
Tatneft, ADR (I)	4,533	152,082
VTB Bank OJSC, GDR (I)	21,911	77,752

		4,075,553
Singapore - 1.3%
Ascendas Real Estate Investment Trust	21,469	36,655
Capitaland, Ltd.	52,412	113,143
CapitaMall Trust	59,850	90,661
CapitaMalls Asia, Ltd.	31,000	38,659
City Developments, Ltd.	10,285	91,916
ComfortDelGro Corp., Ltd.	41,731	51,136
Cosco Corp. Singapore, Ltd.	33,000	25,901
DBS Group Holdings, Ltd.	35,112	387,566
Fraser and Neave, Ltd.	20,900	116,474
Genting Singapore PLC	99,800	112,000
Golden Agri-Resources, Ltd.	142,858	76,369
Hutchison Port Holdings Trust	105,300	75,277
Jardine Cycle and Carriage, Ltd.	2,623	96,777
Keppel Corp., Ltd.	27,478	225,157
Keppel Land, Ltd.	17,755	45,635
Neptune Orient Lines, Ltd. (I)	28,616	25,259
Olam International, Ltd.	36,023	52,421
Oversea-Chinese Banking Corp., Ltd.	48,643	339,814
SembCorp Industries, Ltd.	20,604	84,236
SembCorp Marine, Ltd.	23,293	88,938
Singapore Airlines, Ltd.	13,260	109,007
Singapore Exchange, Ltd.	20,399	102,404
Singapore Press Holdings, Ltd.	29,441	90,909
Singapore Technologies Engineering, Ltd.	33,798	83,405
Singapore Telecommunications, Ltd.	153,410	401,142
StarHub, Ltd.	21,000	56,940
United Overseas Bank, Ltd.	24,683	366,803
UOL Group, Ltd.	16,531	64,806
Wilmar International, Ltd.	32,000	91,995

		3,541,405
South Africa - 1.9%
ABSA Group, Ltd.	5,765	99,980
African Bank Investments, Ltd.	13,371	59,460
African Rainbow Minerals, Ltd.	3,461	70,478
Anglo American Platinum, Ltd. (L)	1,472	87,664
AngloGold Ashanti, Ltd.	7,283	249,629
ArcelorMittal Steel South Africa, Ltd. (I)	2,574	16,525
Aspen Pharmacare Holdings, Ltd. (I)	4,390	67,752
Aveng, Ltd.	9,037	39,658
Bidvest Group, Ltd.	7,302	163,171
Discovery Holdings, Ltd.	6,145	39,181
FirstRand, Ltd.	58,792	190,519
Gold Fields, Ltd.	13,492	172,298
Growthpoint Properties, Ltd.	29,612	83,425
Harmony Gold Mining Company, Ltd.	9,268	86,989
Impala Platinum Holdings, Ltd.	12,101	201,240
Imperial Holdings, Ltd.	3,486	73,559
Investec, Ltd.	4,332	25,510
Kumba Iron Ore, Ltd.	1,477	99,635
Kumba Resources, Ltd.	2,723	63,593
Liberty Holdings, Ltd.	1,116	11,853
Massmart Holdings, Ltd.	2,574	53,298
MMI Holdings, Ltd.	9,922	21,880
Mr. Price Group, Ltd.	4,452	60,993
MTN Group, Ltd.	34,339	593,576
Naspers, Ltd., ADR	8,295	443,587
Nedbank Group, Ltd.	5,487	116,981
Netcare, Ltd.	24,570	48,106
Northam Platinum, Ltd.	3,938	11,275
Pick’n Pay Stores, Ltd.	4,153	22,304
Pretoria Portland Cement Company, Ltd.	18,222	59,811
Redefine Income Fund, Ltd.	45,895	48,108
Remgro, Ltd.	9,871	159,271
Reunert, Ltd.	1,838	15,324
RMB Holdings, Ltd.	17,617	75,517
RMI Holdings	17,617	37,488
Sanlam, Ltd.	32,194	141,228
Sappi, Ltd. (I)	18,486	62,183
Sasol, Ltd.	10,427	438,645
Shoprite Holdings, Ltd.	10,318	190,646
Standard Bank Group, Ltd.	25,389	344,433
Steinhoff International Holdings, Ltd. (I)	23,101	69,895
The Foschini Group, Ltd.	3,226	50,611
Tiger Brands, Ltd.	3,083	92,607
Trans Hex Group, Ltd. (I)	577	222
Truworths International, Ltd.	10,550	115,709
Vodacom Group, Ltd.	6,961	79,369
Woolworths Holdings, Ltd.	14,552	89,637

		5,344,823
South Korea - 3.5%
Amorepacific Corp.	73	67,915
Asiana Airlines, Inc. (I)	6	39
BS Financial Group, Inc.	4,805	53,626
Celltrion, Inc. (I)	2,310	61,731
Cheil Industries, Inc.	1,080	95,060
CJ CheilJedang Corp.	135	38,543
Daelim Industrial Company, Ltd.	470	37,602
Daewoo Engineering &
Construction Company, Ltd. (I)	3,921	30,190
Daewoo International Corp.	677	19,591
Daewoo Securities Company, Ltd.	5,465	50,878
Daewoo Shipbuilding & Marine
Engineering Company, Ltd.	2,200	51,142
DGB Financial Group, Inc.	2,820	34,371
Dongbu Insurance Company, Ltd.	960	35,433
Dongkuk Steel Mill Company, Ltd.	1,370	18,516
Doosan Corp.	360	40,985
Doosan Heavy Industries and
Construction Company, Ltd.	690	35,012
Doosan Infracore Company, Ltd. (I)	1,290	20,982
E-Mart Company, Ltd.	524	115,094
GS Engineering & Construction Corp.	713	48,159
GS Holdings Corp.	1,190	54,822
Hana Financial Group, Inc.	3,640	116,195
Hanjin Shipping Holdings Company, Ltd. (I)	7	37
Hankook Tire Company, Ltd.	1,700	67,558
Hanwha Chemical Corp.	892	16,671
Hanwha Corp.	1,010	25,131
Hite Holdings Company, Ltd.	6	49
Honam Petrochemical Corp.	340	71,353
Hyosung Corp.	550	26,513
Hyundai Department Store Company, Ltd.	420	52,486
Hyundai Development Company	790	16,852

The accompanying notes are an integral part of the financial statements.

22

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust A (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
South Korea (continued)
Hyundai Engineering &
Construction Company, Ltd.	1,090	$62,667
Hyundai Glovis Company, Ltd.	300	57,683
Hyundai Heavy Industries Company, Ltd.	780	177,758
Hyundai Mipo Dockyard Company, Ltd.	270	28,235
Hyundai Mobis	1,396	337,937
Hyundai Motor Company, Ltd.	3,163	648,881
Hyundai Securities Company, Ltd.	2,644	19,839
Hyundai Steel Company	1,122	83,331
Industrial Bank of Korea	4,670	52,553
Kangwon Land, Inc.	2,090	44,528
KB Financial Group, Inc.	6,710	218,556
KB Financial Group, Inc., ADR	206	6,734
KCC Corp.	100	24,438
Kia Motors Corp.	4,488	295,612
Korea Electric Power Corp. (I)	5,980	133,875
Korea Electric Power Corp., ADR (I)	744	8,318
Korea Exchange Bank (I)	4,900	34,978
Korea Gas Corp.	830	29,481
Korea Investment Holdings Company, Ltd.	1,090	36,570
Korea Kumho Petrochemical Company, Ltd.	204	21,746
Korea Life Insurance Company, Ltd.	4,330	24,328
Korea Line Corp. (I)	60	374
Korea Zinc Company, Ltd.	200	67,880
Korean Air Lines Company, Ltd. (I)	807	35,686
Korean Reinsurance Company, Ltd.	24	235
KT Corp.	1,277	33,778
KT Corp., ADR	266	3,506
KT&G Corp.	2,210	156,744
Kumho Industrial Company, Ltd. (I)	247	1,326
LG Chem, Ltd.	924	238,977
LG Corp.	1,921	93,290
LG Display Company, Ltd. (I)	5,650	106,775
LG Display Company, Ltd., ADR (I)	57	539
LG Electronics, Inc.	2,188	118,038
LG Household & Health Care, Ltd.	180	96,993
LG Innotek Company, Ltd. (I)	210	16,588
LG Uplus Corp.	5,871	28,570
Lotte Confectionery Company, Ltd.	4	5,471
Lotte Shopping Company, Ltd.	240	65,508
LS Cable, Ltd.	380	28,650
LS Industrial Systems Company, Ltd.	440	25,081
Mirae Asset Securities Company, Ltd.	285	7,792
NCSoft Corp.	320	76,678
NHN Corp.	830	182,020
OCI Company, Ltd.	303	60,524
POSCO	1,341	428,196
S-Oil Corp.	1,000	80,406
S1 Corp.	140	7,041
Samsung C&T Corp.	2,410	139,057
Samsung Card Company, Ltd.	900	25,177
Samsung Electro-Mechanics Company, Ltd.	1,440	134,962
Samsung Electronics Company, Ltd.	2,120	2,247,673
Samsung Engineering Company, Ltd.	580	92,060
Samsung Fire & Marine
Insurance Company, Ltd.	720	142,558
Samsung Heavy Industries Company, Ltd.	3,310	109,654
Samsung SDI Company, Ltd.	688	92,680
Samsung Securities Company, Ltd.	1,186	51,348
Samsung Techwin Company, Ltd.	797	54,390
Shinhan Financial Group Company, Ltd., ADR	175	12,422
Shinhan Financial Group Company, Ltd.	9,270	322,640
Shinsegae Company, Ltd.	185	34,119
SK C&C Company, Ltd.	340	31,852
SK Holdings Company, Ltd.	592	69,475
SK Hynix, Inc. (I)	11,220	237,163
SK Innovation Company, Ltd.	1,167	142,839
SK Networks Company, Ltd.	2,970	22,648
SK Telecom Company, Ltd.	398	43,409
SK Telecom Company, Ltd., ADR	657	7,950
STX Pan Ocean Company, Ltd.	2,370	9,473
Woongjin Coway Company, Ltd.	1,060	33,036
Woori Finance Holdings Company, Ltd.	6,360	69,837
Woori Investment & Securities Company, Ltd.	2,521	24,716
Yuhan Corp.	200	23,350

		9,791,738
Spain - 1.7%
Abertis Infraestructuras SA	5,343	72,344
Abertis Infraestructuras SA (I)	267	3,615
Acciona SA (L)	627	37,441
Acerinox SA (I)	2,601	29,220
ACS Actividades de Construccion
y Servicios SA (L)	2,850	61,097
Amadeus IT Holding SA, A Shares	3,953	83,713
Banco Bilbao Vizcaya Argentaria SA	86,221	621,425
Banco de Sabadell SA (L)	23,340	45,556
Banco de Valencia SA (I)	95	18
Banco Popular Espanol SA (L)	21,247	48,169
Banco Santander SA	169,804	1,134,085
Bankia SA (I)(L)	17,248	20,262
CaixaBank (L)	16,962	55,481
Distribuidora Internacional de Alimentacion SA	12,644	59,427
Enagas SA	2,991	54,580
Ferrovial SA	7,864	88,667
Gas Natural SDG SA	4,137	53,143
Grifols SA (I)	2,505	63,539
Grifols SA, B Shares (I)	250	4,744
Iberdrola SA (L)	78,873	373,455
Inditex SA	4,141	428,302
Mapfre SA (L)	14,650	29,862
Red Electrica Corp. SA (L)	2,102	91,668
Repsol YPF SA	15,775	253,633
Telefonica SA (L)	82,376	1,086,789
Zardoya Otis SA	2,811	31,280

		4,831,515
Sweden - 1.9%
Alfa Laval AB	6,405	110,060
Assa Abloy AB, Series B	5,832	163,080
Atlas Copco AB, Series A	11,483	247,933
Atlas Copco AB, Series B	5,423	103,687
Boliden AB (L)	4,826	67,507
CDON Group AB (I)	1,132	6,737
Electrolux AB	4,332	86,494
Getinge AB, Series B	3,600	89,211
Hennes & Mauritz AB, B Shares (L)	17,550	630,973
Hexagon AB	4,600	79,326
Holmen AB, Series B	229	6,234
Husqvarna AB, B Shares	2,659	12,588
Investor AB, B Shares (L)	7,800	149,229
Kinnevik Investment AB	3,925	78,833
Lundin Petroleum AB (I)	4,299	80,649
Modern Times Group AB, B Shares	785	36,431
Nordea Bank AB	50,758	439,437
Ratos AB	3,219	30,617
Sandvik AB	19,170	246,799
Scania AB, Series B	5,700	97,874
Securitas AB, Series B	1,701	13,233
Skandinaviska Enskilda Banken AB, Series A	22,665	147,741

The accompanying notes are an integral part of the financial statements.

23

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust A (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Sweden (continued)
Skanska AB, Series B	6,841	$104,919
SKF AB, B Shares	7,396	146,321
SSAB AB, Series A (L)	1,427	11,875
Svenska Cellulosa AB (B Shares)	9,724	146,039
Svenska Handelsbanken AB, Series A	9,341	307,919
Swedbank AB, Class A	15,527	245,540
Swedish Match AB	4,056	163,692
Tele2 AB, Series B	6,059	93,906
Telefonaktiebolaget LM Ericsson, B Shares (L)	58,443	533,288
Teliasonera AB	41,880	267,923
Volvo AB, Series B	26,447	302,968

		5,249,063
Switzerland - 5.9%
ABB, Ltd. (I)	40,992	668,999
Actelion, Ltd. (I)	2,115	86,867
Adecco SA (I)	2,529	112,545
Aryzta AG (I)	1,665	82,743
Baloise Holding AG	907	59,876
Banque Cantonale Vaudoise	57	30,235
Barry Callebaut AG (I)	35	31,795
Cie Financiere Richemont SA	9,743	534,701
Credit Suisse Group AG (I)	22,648	413,751
GAM Holding, Ltd. (I)	3,747	41,715
Geberit AG (I)	692	136,500
Givaudan AG (I)	159	156,166
Glencore International PLC (L)	27,645	128,432
Holcim, Ltd. (I)	4,682	259,392
Julius Baer Group, Ltd. (I)	3,756	135,991
Kuehne & Nagel International AG	1,031	109,126
Lindt & Spruengli AG (I)	17	52,548
Lindt & Spruengli AG - REG (I)	2	73,476
Lonza Group AG (I)	960	39,976
Nestle SA	62,182	3,709,244
Novartis AG	43,927	2,450,246
Pargesa Holding SA, ADR	403	24,014
Partners Group Holding AG	258	45,868
Roche Holdings AG	13,224	2,282,825
Schindler Holding AG	887	99,193
Schindler Holding AG - REG	350	39,466
SGS SA	101	189,253
Sika AG (I)	39	75,111
Sonova Holding AG (I)	938	90,513
STMicroelectronics NV	11,860	65,224
Straumann Holding AG	106	15,568
Sulzer AG	481	57,023
Swiss Life Holding (I)	506	47,749
Swiss Prime Site AG (I)	918	76,620
Swiss Re, Ltd. (I)	6,406	402,443
Swisscom AG	442	177,684
Syngenta AG	1,766	602,883
The Swatch Group AG	829	57,677
The Swatch Group AG, BR Shares	589	233,044
Transocean, Ltd. (I)	6,392	287,299
UBS AG (I)	68,141	796,868
Wolseley PLC	5,486	204,970
Xstrata PLC (I)	39,610	499,958
Zurich Financial Services AG (I)	2,753	621,131

		16,306,708
Taiwan - 2.1%
Acer, Inc. (I)	41,783	43,683
Advanced Semiconductor Engineering, Inc.	80,388	65,559
Advantech Company, Ltd.	7,195	23,962
Asia Cement Corp.	19,390	24,440
Asia Optical Company, Inc. (I)	59	64
Asustek Computer, Inc.	11,754	108,727
AU Optronics Corp.	111,616	45,679
Catcher Technology Company, Ltd.	10,384	70,284
Cathay Financial Holdings Company, Ltd.	106,350	105,316
Chang Hwa Commercial Bank, Ltd.	80,660	42,887
Cheng Shin Rubber Industry Company, Ltd.	13,191	33,357
Cheng UEI Precision Industry Company, Ltd.	6,881	13,666
Chicony Electronics Company, Ltd.	9,780	18,141
Chimei Innolux Corp. (I)	68,007	28,392
China Airlines, Ltd.	16,123	7,266
China Development Financial Holdings Corp.	200,072	47,756
China Motor Company, Ltd.	40	37
China Steel Corp.	206,483	194,252
Chinatrust Financial Holding Company, Ltd.	169,797	97,736
Chunghwa Telecom Company, Ltd.	57,165	180,024
Compal Communications, Inc. (I)	307	327
Compal Electronics, Inc.	60,071	55,293
D-Link Corp.	934	599
Delta Electronics, Inc.	27,475	85,118
E.Sun Financial Holding Company, Ltd.	32,687	16,931
Epistar Corp. (I)	11,828	26,416
Eternal Chemical Company, Ltd.	12,344	9,279
EVA Airways Corp.	14,961	9,123
Evergreen Marine Corp. (I)	24,199	13,189
Everlight Electronics Company, Ltd.	4,356	7,524
Far Eastern Department Stores Company, Ltd.	15,274	14,504
Far Eastern New Century Corp.	46,700	49,751
Far EasTone
Telecommunications Company, Ltd. (I)	18,927	41,001
Feng Hsin Iron & Steel Company, Ltd.	12,000	20,151
Firich Enterprises Co., Ltd. (I)	426	549
First Financial Holding Company, Ltd.	87,209	51,178
Formosa Chemicals & Fibre Corp.	46,350	122,649
Formosa Petrochemical Corp.	18,990	51,664
Formosa Plastics Corp.	77,700	208,943
Formosa Taffeta Company, Ltd.	16,000	14,401
Foxconn Technology Company, Ltd.	7,988	29,268
Fubon Financial Holding Company, Ltd.	81,576	82,352
Hon Hai Precision Industry Company, Ltd.	173,817	524,119
HTC Corp.	14,528	191,018
Hua Nan Financial Holdings Company, Ltd.	64,174	35,618
Inotera Memories, Inc. (I)	46,616	10,858
Inventec Company, Ltd.	33,926	11,064
Kinsus Interconnect Technology Corp.	4,422	12,237
Largan Precision Company, Ltd.	1,101	23,118
Lite-On Technology Corp.	24,485	30,897
Macronix International Company, Ltd.	36,847	11,691
MediaTek, Inc.	17,977	166,598
Mega Financial Holding Company, Ltd.	128,520	95,271
Mosel Vitelic, Inc. (I)	315	34
Motech Industries, Inc. (I)	4,052	5,596
Nan Ya Plastics Corp.	90,520	163,379
Nan Ya Printed Circuit Board Corp.	3,234	5,517
Novatek Microelectronics Corp., Ltd.	8,277	25,623
Pan-International Industrial (I)	269	267
Pegatron Corp.	25,934	34,317
Phison Electronics Corp.	2,399	19,615
Pou Chen Corp.	26,247	22,460
Powerchip Semiconductor Corp. (I)	2,400	45
Powertech Technology, Inc.	12,536	24,504
President Chain Store Corp.	10,224	54,564
Quanta Computer, Inc.	36,198	97,451
Realtek Semiconductor Corp. (I)	8,274	15,260
Richtek Technology Corp.	1,212	7,210

The accompanying notes are an integral part of the financial statements.

24

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust A (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Taiwan (continued)
Shin Kong Financial Holding Company, Ltd. (I)	114,466	$33,330
Siliconware Precision Industries Company	45,426	47,237
Simplo Technology Company, Ltd.	6,050	41,870
SinoPac Holdings Company, Ltd.	69,881	26,563
Synnex Technology International Corp.	13,506	33,033
Taishin Financial Holdings Company, Ltd.	49,827	19,125
Taiwan Cement Corp.	50,476	60,217
Taiwan Cooperative Financial Holding (I)	61,331	36,412
Taiwan Fertilizer Company, Ltd.	11,000	25,435
Taiwan Glass Industrial Corp.	20,113	17,053
Taiwan Mobile Company, Ltd.	26,317	86,976
Taiwan Semiconductor
Manufacturing Company, Ltd.	472,316	1,292,792
Teco Electric & Machinery Company, Ltd.	32,000	20,913
Transcend Information, Inc.	4,405	12,284
Tripod Technology Corp.	8,127	23,143
Tung Ho Steel Enterprise Corp.	12,849	12,542
U-Ming Marine Transport Corp.	9,000	14,362
Uni-President Enterprises Corp.	61,398	98,637
Unimicron Technology Corp.	15,453	17,679
United Microelectronics Corp.	202,259	88,492
Wafer Works Corp.	105	74
Walsin Lihwa Corp. (I)	25,000	7,013
Wan Hai Lines, Ltd. (I)	5,460	2,700
Wintek Corp. (I)	26,398	14,636
Wistron Corp.	30,432	37,461
WPG Holdings Company, Ltd.	20,577	24,270
Ya Hsin Industrial Company, Ltd. (I)	14,000	0
Yang Ming Marine Transport Corp. (I)	28,050	12,614
Yuanta Financial Holdings Company, Ltd. (I)	142,101	65,203
Yulon Motor Company, Ltd.	14,419	25,646
Zinwell Corp.	723	781

		5,848,262
Thailand - 0.6%
Advanced Info Service PCL	23,200	134,773
Bangkok Bank PCL	9,000	54,487
Bangkok Bank PCL, Foreign Shares	30,900	202,140
Bangkok Expressway PCL	4,000	3,060
Bank of Ayudhya PCL	37,100	35,348
Banpu PCL	3,400	47,531
BEC World PCL	11,019	17,521
Charoen Pokphand Foods PCL	48,700	59,035
CP ALL PCL	89,210	99,715
IRPC PCL	97,700	11,013
Kasikornbank PCL (Foreign Shares)	47,300	247,079
Krung Thai Bank PCL	52,000	26,360
PTT Exploration & Production PCL	26,100	138,060
PTT Global Chemical PCL	35,053	61,254
PTT PCL, Foreign Shares	17,900	182,043
Siam Cement PCL (Foreign Shares)	8,400	96,102
Siam Commercial Bank PCL	31,748	146,944
Thai Oil PCL	13,200	23,898

		1,586,363
Turkey - 0.4%
Akbank TAS	25,630	94,107
Anadolu Efes Biracilik Ve Malt Sanayii AS	4,447	57,029
Arcelik AS	3,796	19,229
Asya Katilim Bankasi AS (I)	10,118	10,167
BIM Birlesik Magazalar AS	1,594	65,801
Enka Insaat ve Sanayi AS	12,395	33,336
Eregli Demir ve Celik Fabrikalari TAS	25,307	28,243
HACI Omer Sabanci Holding AS	13,187	55,626
KOC Holdings AS	12,316	47,057
Tupras Turkiye Petrol Rafinerileri AS	2,694	57,745
Turk Hava Yollari (I)	12,630	22,276
Turk Telekomunikasyon AS	15,459	63,228
Turkcell Iletisim Hizmetleri AS (I)	19,742	99,761
Turkiye Garanti Bankasi AS	51,188	201,811
Turkiye Halk Bankasi AS	6,636	52,111
Turkiye Is Bankasi	40,014	106,694
Turkiye Vakiflar Bankasi TAO	17,122	35,729
Yapi ve Kredi Bankasi AS (I)	19,138	39,399

		1,089,349
Ukraine - 0.0%
Kernel Holding SA (I)	821	15,048
United Kingdom - 13.2%
3i Group PLC	17,076	52,864
Aberdeen Asset Management PLC	16,111	65,614
Admiral Group PLC	2,941	55,008
Aggreko PLC	5,090	165,574
AMEC PLC	6,786	107,104
Anglo American PLC	24,799	813,655
Antofagasta PLC	7,527	129,182
ARM Holdings PLC	26,088	207,749
Associated British Foods PLC	6,240	125,553
AstraZeneca PLC	24,868	1,111,574
Aviva PLC	55,447	237,340
Babcock International Group PLC	7,421	99,300
BAE Systems PLC	61,876	280,012
Balfour Beatty PLC	7,728	36,199
Barclays PLC	221,146	566,088
BG Group PLC	64,775	1,325,804
BHP Billiton PLC	39,654	1,132,377
BP PLC	356,993	2,391,911
British American Tobacco PLC	37,046	1,885,579
British Land Company PLC	16,118	129,117
British Sky Broadcasting Group PLC	22,006	240,175
BT Group PLC	144,746	479,822
Bunzl PLC	4,649	76,159
Burberry Group PLC	8,196	170,962
Capita PLC	11,493	118,179
Capital Shopping Centres Group PLC	11,282	57,058
Carnival PLC	2,878	98,486
Centrica PLC	96,243	479,789
Cobham PLC	23,239	84,638
Compass Group PLC	37,148	389,654
Croda International PLC	2,539	90,152
Diageo PLC	47,736	1,228,022
Eurasian Natural Resources Corp.	3,511	22,913
Evraz PLC	6,286	25,726
G4S PLC	22,536	98,555
GKN PLC	30,158	85,871
GlaxoSmithKline PLC	94,996	2,154,115
Hammerson PLC	13,894	96,853
HSBC Holdings PLC	336,539	2,967,415
ICAP PLC	11,734	62,123
IMI PLC	6,025	78,636
Imperial Tobacco Group PLC	19,238	740,222
Inmarsat PLC	7,073	54,407
Intercontinental Hotels Group PLC	5,543	133,961
International Consolidated
Airlines Group SA (I)	8,501	21,364
International Power PLC	29,168	190,720
Intertek Group PLC	3,224	135,497
Invensys PLC	9,591	33,479
Investec PLC	9,770	57,034
ITV PLC	70,518	85,124

The accompanying notes are an integral part of the financial statements.

25

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust A (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
J Sainsbury PLC	21,464	$101,666
Johnson Matthey PLC	3,753	130,131
Kazakhmys PLC	3,789	43,134
Kingfisher PLC	45,968	207,845
Ladbrokes PLC	5	12
Land Securities Group PLC	15,198	176,256
Legal & General Group PLC	110,533	221,629
Lloyds Banking Group PLC (I)	788,344	387,763
London Stock Exchange Group PLC	2,995	47,182
Lonmin PLC, ADR (L)	2,812	34,326
Man Group PLC	38,396	45,907
Marks & Spencer Group PLC	29,768	152,183
Meggitt PLC (I)	15,287	92,705
National Grid PLC	67,942	719,141
Next PLC	3,410	170,990
Old Mutual PLC	92,870	221,026
Pearson PLC	15,549	308,821
Petrofac, Ltd.	5,253	114,839
PIK Group, GDR (I)(L)	11,522	25,900
Prudential PLC	48,629	563,434
Reckitt Benckiser Group PLC	12,067	636,434
Reed Elsevier PLC	23,221	186,290
Resolution, Ltd.	28,154	86,497
Rexam PLC	12,743	84,301
Rio Tinto PLC	26,182	1,250,434
Rolls-Royce Holdings PLC (I)	35,966	485,214
Royal Bank Of Scotland Group PLC (I)	35,144	119,140
RSA Insurance Group PLC	71,587	121,355
SABMiller PLC	18,206	731,287
Schroders PLC	2,584	54,395
Segro PLC	10,785	36,764
Serco Group PLC	8,805	74,034
Severn Trent PLC	4,277	110,775
Smith & Nephew PLC	18,531	185,501
Smiths Group PLC	7,492	119,250
SSE PLC	17,910	390,469
Standard Chartered PLC	46,431	1,012,235
Standard Life PLC	45,208	165,793
Tate & Lyle PLC	9,029	91,750
Tesco PLC	153,027	743,842
The Sage Group PLC	23,422	101,771
The Weir Group PLC	4,239	102,240
TUI Travel PLC	7,101	18,949
Tullow Oil PLC	17,329	400,027
Unilever PLC	24,523	824,198
United Utilities Group PLC	13,013	137,685
Vedanta Resources PLC (L)	2,522	36,331
Vodafone Group PLC	946,588	2,659,568
Whitbread PLC	2,873	91,680
WM Morrison Supermarket PLC	41,403	172,796

		36,470,610
United States - 0.1%
Brookfield Office Properties, Inc.	5,290	92,592
Catamaran Corp. (I)	1,200	119,175
Sims Metal Management, Ltd.	3,110	30,805

		242,572

TOTAL COMMON STOCKS (Cost $240,838,532)		$261,163,140

PREFERRED SECURITIES - 1.9%
Brazil - 1.5%
AES Tiete SA	2,400	34,163
Banco Bradesco SA	35,318	526,473
Banco do Estado do Rio Grande do Sul SA	3,894	27,530
Bradespar SA	5,800	95,122
Braskem SA, A Shares	3,700	24,648
Centrais Eletricas Brasileiras SA	4,400	42,762
Cia Brasileira de Distribuicao Grupo Pao
de Acucar	2,031	80,896
Cia Paranaense de Energia	2,000	44,013
Companhia de Transmissao de Energia
Eletrica Paulista	1,010	32,234
Companhia Energetica de Minas Gerais	6,867	128,314
Companhia Energetica de Sao Paulo	3,949	72,157
Eletropaulo Metropolitana Eletricidade de
Sao Paulo SA	2,135	26,936
Gerdau SA	13,800	121,613
Investimentos Itau SA	56,588	239,481
Itau Unibanco Holding SA	45,100	635,240
Klabin SA	14,000	63,430
Lojas Americanas SA	9,511	62,745
Metalurgica Gerdau SA	7,000	77,162
OI SA	16,268	66,821
Petroleo Brasileiro SA	73,452	667,413
Telefonica Brasil SA	6,418	159,707
Usinas Siderurgicas de Minas Gerais SA	9,850	30,994
Vale SA	44,068	859,200

		4,119,054
Germany - 0.3%
Bayerische Motoren Werke AG	607	29,946
Henkel AG & Company KGaA	3,374	224,073
Porsche Automobil Holding SE (L)	2,945	146,648
RWE AG	726	26,878
Volkswagen AG	2,738	434,103

		861,648
South Korea - 0.1%
Hyundai Motor Company, Ltd.	660	38,642
Hyundai Motor Company, Ltd. -2nd Preferred	660	43,324
Hyundai Securities Company	1,064	7,258
Samsung Electronics Company, Ltd.	440	291,181

		380,405

TOTAL PREFERRED SECURITIES (Cost $5,195,327)		$5,361,107

RIGHTS - 0.0%
Ivanhoe Mines, Ltd. (Expiration Date
07/19/2012; Strike price $7.00) (I)(L)	6,325	$5,716
Repsol YPF SA (Expiration Date: 07/05/2012;
Strike Price: EUR 0.554) (I)	15,775	11,060
Zardoya Otis SA (Expiration
Date 07/05/2012;) (I)	2,811	1,519

TOTAL RIGHTS (Cost $12,997)		$18,295

WARRANTS - 0.0%
Golden Agri-Resources, Ltd. (Expiration Date:
07/23/2012, Strike Price: SGD 0.54) (I)	12,343	1,218
Kinross Gold Corp. (Expiration Date:
09/17/2014, Strike Price: $21.30) (I)	605	238

TOTAL WARRANTS (Cost $2,883)		$1,456

SECURITIES LENDING COLLATERAL - 5.9%
John Hancock Collateral
Investment Trust, 0.3542% (W)(Y)	1,628,882	$16,301,198

TOTAL SECURITIES LENDING
COLLATERAL (Cost $16,301,220)		$16,301,198

The accompanying notes are an integral part of the financial statements.

26

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust A (continued)

	Shares or Principal Amount	Value

SHORT-TERM INVESTMENTS - 1.3%
Money Market Funds - 1.3%
AIM Short-Term Investment Trust, STIC Prime
Portfolio, 0.080% (Y)	3,598,733	3,598,733

TOTAL SHORT-TERM INVESTMENTS (Cost $3,598,733)		$3,598,733

Total Investments (International Equity Index Trust A)
(Cost $265,949,692) - 103.7%		$286,443,929
Other assets and liabilities, net - (3.7%)		(10,243,484)

TOTAL NET ASSETS - 100.0%		$276,200,445

International Equity Index Trust B

	Shares or Principal Amount	Value

COMMON STOCKS - 94.9%
Australia - 5.8%
AGL Energy, Ltd.	10,414	$157,932
Alumina, Ltd.	46,279	38,005
Amcor, Ltd.	24,985	182,079
AMP, Ltd.	54,140	214,975
APA Group, Ltd.	10,308	52,822
Asciano, Ltd.	18,498	83,197
ASX, Ltd.	3,001	92,060
Australia & New Zealand Banking Group, Ltd.	49,959	1,134,124
Bendigo and Adelaide Bank, Ltd.	7,252	55,279
BHP Billiton, Ltd.	60,907	1,985,358
Boral, Ltd.	14,872	45,149
Brambles, Ltd.	29,475	186,950
Caltex Australia, Ltd.	2,363	33,011
Campbell Brothers, Ltd.	1,280	71,709
Centro Retail Australia	24,248	49,274
CFS Retail Property Trust Group	32,060	63,761
Coca-Cola Amatil, Ltd.	11,044	151,686
Cochlear, Ltd.	902	61,089
Commonwealth Bank of Australia	30,391	1,663,189
Computershare, Ltd.	7,493	57,280
Crown, Ltd.	6,963	60,822
CSL, Ltd.	10,201	413,736
Dart Energy, Ltd. (I)	8,396	1,572
Dexus Property Group	98,896	94,595
Echo Entertainment Group, Ltd.	15,862	69,582
Fairfax Media, Ltd.	28,706	16,435
Fortescue Metals Group, Ltd.	23,622	120,725
Goodman Group	26,994	102,319
GPT Group	30,896	104,511
Harvey Norman Holding, Ltd. (L)	6,970	14,038
Iluka Resources, Ltd.	8,724	102,229
Incitec Pivot, Ltd.	32,945	97,119
Insurance Australia Group, Ltd.	38,132	136,647
Leighton Holdings, Ltd.	2,923	49,273
Lend Lease Corp.	10,436	77,465
Lynas Corp., Ltd. (I)	38,524	34,062
Macquarie Group, Ltd.	6,822	183,678
Metcash, Ltd.	10,625	36,777
Mirvac Group	65,898	86,301
National Australia Bank, Ltd.	41,724	1,013,284
Newcrest Mining, Ltd.	14,726	342,767
Nufarm, Ltd.	556	2,894
Orica, Ltd.	6,829	173,819
Origin Energy, Ltd.	21,354	268,600
OZ Minerals, Ltd.	4,966	40,296
Qantas Airways, Ltd. (I)	28,030	31,068
QBE Insurance Group, Ltd.	21,690	299,044
QR National, Ltd.	33,629	117,915
Ramsay Health Care, Ltd.	2,825	65,620
Rio Tinto, Ltd.	8,502	499,738
Santos, Ltd.	18,019	197,892
Sonic Healthcare, Ltd.	6,727	87,727
SP Ausnet	39,545	41,286
Stockland	46,096	145,952
Suncorp Group, Ltd.	24,817	207,118
Sydney Airport	7,889	23,505
TABCORP Holdings, Ltd.	13,696	41,271
Tatts Group, Ltd.	22,985	61,961
Telstra Corp., Ltd.	84,242	319,224
Toll Holdings, Ltd.	13,089	53,747
Transurban Group, Ltd.	26,047	151,870
Wesfarmers, Ltd.	20,378	627,352
Wesfarmers, Ltd. (Price Protected Shares)	2,590	84,041
Westfield Group	41,601	405,305
Westfield Retail Trust	55,027	161,311
Westpac Banking Corp.	58,228	1,266,723
Whitehaven Coal, Ltd.	9,666	41,597
Woodside Petroleum, Ltd.	12,450	398,704
Woolworths, Ltd.	23,533	647,262
WorleyParsons, Ltd.	4,072	105,768

		16,105,476
Austria - 0.2%
Andritz AG	1,386	71,354
Erste Group Bank AG (I)	3,923	74,582
Immoeast AG	9,682	0
IMMOFINANZ AG (I)	14,523	46,231
OMV AG	3,353	105,261
Raiffeisen Bank International AG (L)	784	25,678
Telekom Austria AG	5,936	58,347
Verbund AG, Class A	1,141	26,120
Vienna Insurance Group AG Wiener
Versicherung Gruppe	771	31,149
Voestalpine AG (L)	2,038	54,034

		492,756
Belgium - 0.7%
Ageas	38,850	76,954
Ageas, VVPR (I)	24,938	32
Anheuser-Busch InBev NV	15,400	1,197,238
Belgacom SA	3,375	95,890
Colruyt SA	1,515	67,510
Delhaize Group SA	1,962	71,861
Groupe Bruxelles Lambert SA	1,559	105,949
KBC Groep NV (L)	3,626	76,976
Mobistar SA (I)	446	15,254
Solvay SA	1,200	118,719
Telenet Group Holding NV (I)	1,080	47,176
UCB SA	1,834	92,547
Umicore SA	2,468	114,090

		2,080,196
Bermuda - 0.1%
Seadrill, Ltd.	6,250	223,125
Brazil - 1.5%
All America Latina Logistica SA	7,500	31,665
Banco do Brasil SA	13,113	127,507
Banco Santander Brasil SA	12,894	98,864
BM&F Bovespa SA	43,476	221,872
BR Malls Participacoes SA	6,110	69,968
BR Properties SA	3,500	41,299

The accompanying notes are an integral part of the financial statements.

27

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Brazil (continued)
Braskem SA, ADR	1,584	$21,083
CCR SA	8,400	68,296
Centrais Eletricas Brasileiras SA	6,700	47,535
Centrais Eletricas Brasileiras SA, ADR,
B Shares	1,429	13,690
Centrais Eletricas Brasileiras SA, ADR,
Ordinary Shares	2,381	16,738
Cia Brasileira de Distribuicao Grupo Pao de
Acucar, ADR	628	25,114
Cia de Saneamento Basico do Estado de
Sao Paulo	1,990	76,291
Cielo SA	6,775	199,287
Companhia de Bebidas das Americas	14,219	547,239
Companhia Siderurgica Nacional SA	16,100	91,221
Cosan SA Industria e Comercio	3,511	54,173
CPFL Energia SA	4,400	55,644
Cyrela Brazil Realty SA	4,000	29,475
Diagnosticos da America SA	4,400	28,939
EDP - Energias do Brasil SA	8,700	55,834
Embraer SA, ADR	1,026	27,220
Empresa Brasileira de Aeronautica SA	10,800	71,839
Fibria Celulose SA (I)	3,172	23,500
Fibria Celulose SA, ADR (I)(L)	1,562	11,699
Hypermarcas SA (I)	3,108	18,368
JBS SA (I)	15,473	46,454
Localiza Rent a Car SA	2,811	42,476
Lojas Renner SA	2,800	78,556
MRV Engenharia e Participacoes SA	6,501	30,102
Natura Cosmeticos SA	2,300	53,821
OGX Petroleo e Gas Participacoes SA (I)	30,000	82,151
Oi SA	8,585	40,392
Oi SA, ADR	895	4,162
Oi SA, ADR	2,508	30,949
PDG Realty SA Empreendimentos
e Participacoes	12,764	22,306
Perdigao SA	15,120	228,776
Petroleo Brasileiro SA	53,929	507,472
Porto Seguro SA	4,419	37,645
Redecard SA	7,084	115,862
Souza Cruz SA	7,000	102,743
Telefonica Brasil SA, ADR	499	12,345
Tim Participacoes SA	20,065	111,489
Tractebel Energia SA	2,700	49,940
Ultrapar Participacoes SA	6,000	135,026
Usinas Siderurgicas de Minas Gerais SA	4,400	16,912
Usinas Siderurgicas de Minas Gerais SA, ADR	800	2,592
Vale Fertilizantes SA	24,700	493,508

		4,320,039
Canada - 7.9%
Agnico-Eagle Mines, Ltd.	3,313	134,199
Agrium, Inc. (L)	3,161	280,146
Alimentation Couche Tard, Inc.	2,500	109,174
ARC Resources, Ltd. (L)	5,800	130,459
Athabasca Oil Corp. (I)	6,500	71,506
Bank of Montreal (L)	12,409	685,719
Bank of Nova Scotia (L)	21,048	1,090,336
Barrick Gold Corp.	19,130	720,593
Baytex Energy Corp.	2,200	92,680
BCE, Inc. (L)	5,073	209,178
Bell Aliant, Inc. (L)	1,600	40,122
Bombardier, Inc. (L)	28,938	114,263
Bonavista Energy Corp. (L)	3,100	48,475
Brookfield Asset Management, Inc. (L)	10,851	359,284
Brookfield Residential Properties, Inc. (I)	515	5,564
CAE, Inc.	5,716	55,526
Cameco Corp. (L)	7,766	170,637
Canadian Imperial Bank of Commerce (L)	7,830	551,046
Canadian National Railway Company	8,598	727,127
Canadian Natural Resources, Ltd.	20,944	561,812
Canadian Oil Sands, Ltd.	9,500	184,009
Canadian Pacific Railway, Ltd.	3,274	240,284
Canadian Tire Corp., Ltd.	1,554	105,137
Canadian Utilities, Ltd.	1,700	110,957
Cenovus Energy, Inc.	14,664	466,235
Centerra Gold, Inc.	3,400	23,778
CGI Group, Inc. (I)	4,276	102,774
Chorus Aviation, Inc.	481	1,455
CI Financial Corp.	3,033	65,778
Crescent Point Energy Corp. (L)	5,600	209,017
Eldorado Gold Corp.	13,200	162,585
Empire Company, Ltd.	700	36,894
Enbridge, Inc. (L)	14,152	565,190
Encana Corp. (L)	14,464	301,185
Enerplus Corp. (L)	4,100	52,675
Fairfax Financial Holdings, Ltd.
(Toronto Exchange) (L)	359	142,154
Finning International, Inc.	3,538	82,290
First Quantum Minerals, Ltd.	9,300	164,424
Fortis, Inc. (L)	3,500	111,006
Franco-Nevada Corp. (L)	2,600	117,576
George Weston, Ltd.	1,036	58,857
Gildan Activewear, Inc.	2,200	60,613
Goldcorp, Inc.	15,756	593,191
Great-West Lifeco, Inc.	5,376	116,539
H&R Real Estate Investment Trust	1,800	43,316
Husky Energy, Inc. (L)	6,652	166,284
IAMGOLD Corp.	7,700	91,060
IGM Financial, Inc.	2,196	86,365
Imperial Oil, Ltd. (L)	5,803	242,756
Industrial Alliance Insurance and
Financial Services, Inc.	2,000	48,070
Inmet Mining Corp.	1,000	40,988
Intact Financial Corp.	2,600	161,884
Ivanhoe Mines, Ltd. (I)	6,165	60,796
Kinross Gold Corp.	22,269	181,765
Loblaw Companies, Ltd. (L)	2,137	68,008
Magna International, Inc. (L)	4,286	169,276
Manulife Financial Corp. (L)(O)	35,024	381,511
MEG Energy Corp. (I)	2,600	93,187
Metro, Inc.	2,000	102,406
National Bank of Canada (L)	3,068	219,289
New Gold, Inc (I)	8,200	78,206
Nexen, Inc.	10,364	175,499
Onex Corp.	1,932	75,014
Open Text Corp. (I)	1,100	55,113
Osisko Mining Corp. (I)	6,800	46,754
Pace Oil And Gas, Ltd. (I)	745	2,239
Pacific Rubiales Energy Corp. (L)	5,100	108,001
Pan American Silver Corp.	3,300	55,848
Pembina Pipeline Corp. (L)	5,600	143,122
Pengrowth Energy Trust (L)	7,600	48,223
Penn West Petroleum, Ltd. (L)	8,913	119,587
Potash Corp. of Saskatchewan, Inc.	16,633	727,010
Power Corp. of Canada	6,717	157,814
Power Financial Corp. (L)	4,922	123,038
Precision Drilling Corp. (I)	4,500	30,631
Progress Energy Resources Corp. (L)	3,600	70,967
QLT, Inc. (I)	230	1,753
Research In Motion, Ltd. (I)(L)	9,700	71,838

The accompanying notes are an integral part of the financial statements.

28

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Canada (continued)
RioCan Real Estate Investment Trust	2,500	$68,019
Ritchie Brothers Auctioneers, Inc. (L)	1,800	38,578
Rogers Communications, Inc., Class B (L)	7,942	287,928
Royal Bank of Canada (L)	27,776	1,423,039
Saputo, Inc. (L)	2,800	116,417
Shaw Communications, Inc., Class B (L)	7,402	139,883
Shoppers Drug Mart Corp. (L)	4,256	171,603
Silver Wheaton Corp.	6,700	180,119
SNC-Lavalin Group, Inc. (L)	3,013	112,873
Sun Life Financial, Inc. (Toronto
Stock Exchange) (L)	11,352	246,977
Suncor Energy, Inc.	30,473	881,176
Talisman Energy, Inc.	20,426	234,134
Teck Resources, Ltd.	11,414	353,485
TELUS Corp.	1,200	72,064
TELUS Corp., Non-Voting Shares	2,844	166,405
The Toronto-Dominion Bank (L)	17,400	1,361,784
Thomson Reuters Corp. (L)	7,411	210,880
Tim Hortons, Inc.	3,000	158,148
TMX Group, Inc.	1,924	87,686
Tourmaline Oil Corp. (I)	2,300	60,725
Trans-Canada Corp. (L)	13,650	572,091
TransAlta Corp. (L)	4,021	68,129
Valeant Pharmaceuticals International, Inc. (I)	5,450	244,476
Vermilion Energy, Inc. (L)	1,900	85,790
Viterra, Inc.	7,500	118,972
Yamana Gold, Inc. (L)	14,538	224,332

		22,165,780
Chile - 0.4%
Banco Santander Chile SA, ADR	2,849	220,769
Centros Comerciales Sudamericanos SA	49,515	272,518
Cia Cervecerias Unidas SA, ADR	1,234	76,952
CorpBanca SA, ADR (L)	2,999	57,131
Empresa Nacional de Electricidad SA, ADR	2,350	119,921
Enersis SA, ADR	5,590	104,533
Lan Airlines SA, ADR (L)	5,140	134,154
Latam Airlines Group SA (I)	1,633	42,593
Sociedad Quimica y Minera de
Chile SA, ADR (L)	1,829	101,820
Vina Concha Y Toro SA, ADR	808	32,255

		1,162,646
China - 2.9%
Agile Property Holdings, Ltd.	30,789	40,157
Agricultural Bank of China, Ltd., H Shares	355,000	143,328
Air China, Ltd., H Shares	22,534	13,358
Aluminum Corp. of China, Ltd., H Shares (I)	81,220	35,037
Angang Steel Company, Ltd., H Shares (I)(L)	51,547	28,486
Anhui Conch Cement Company, Ltd.,
H Shares (L)	26,790	73,658
Bank of China, Ltd., H Shares	1,219,486	466,625
Bank of Communications Company, Ltd.,
H Shares	155,747	105,671
Beijing Datang Power Generation
Company, Ltd., H Shares	142,864	56,683
BYD Company, Ltd., H Shares (I)	10,705	20,555
China BlueChemical, Ltd., H Shares	70,000	40,120
China Citic Bank Corp., Ltd., H Shares	152,400	78,611
China Coal Energy Company, Ltd., H Shares	91,000	75,654
China Communications Construction
Company, Ltd., H Shares	90,800	80,559
China Communications Services Corp., Ltd.,
H Shares	86,400	42,834
China Construction Bank Corp., H Shares	1,158,568	798,802
China COSCO Holdings Company, Ltd.,
H Shares (I)	50,796	22,768
China Dongxiang Group Company (I)	87,500	7,982
China Life Insurance Company, Ltd., H Shares	140,624	368,521
China Merchants Bank Company, Ltd.,
H Shares	80,691	152,826
China Minsheng Banking Corp., Ltd., H Shares	71,500	63,936
China National Building Material
Company, Ltd., H Shares	48,000	52,298
China Oilfield Services, Ltd., H Shares	24,000	34,657
China Pacific Insurance Group Company, Ltd.,
H Shares	33,400	108,886
China Petroleum & Chemical Corp., H Shares	377,970	338,823
China Railway Construction Corp., H Shares	71,500	60,154
China Railway Group, Ltd., H Shares	75,000	31,690
China Shenhua Energy Company, Ltd.,
H Shares	62,500	220,411
China Shipping Container Lines Company, Ltd.,
H Shares (I)	202,473	49,433
China Shipping Development Company, Ltd.,
H Shares	56,432	26,693
China Telecom Corp., Ltd., H Shares	301,604	131,517
China Yurun Food Group, Ltd. (I)	35,000	30,897
CNOOC, Ltd.	337,274	680,379
Country Garden Holdings Company (I)	128,325	50,922
Dongfang Electric Corp. Ltd., H Shares	20,000	40,839
Dongfeng Motor Group Company, Ltd.,
H Shares	51,220	80,251
ENN Energy Holdings, Ltd.	18,000	63,410
Fosun International, Ltd.	92,000	47,915
Golden Eagle Retail Group, Ltd.	15,000	30,927
Guangzhou Automobile Group Company, Ltd.,
H Shares	43,819	36,878
Guangzhou R&F Properties Company, Ltd.,
H Shares	18,800	25,106
Hengan International Group Company, Ltd.	12,000	116,522
Huaneng Power International, Inc., H Shares	125,436	94,783
Industrial & Commercial Bank of China,
H Shares	1,170,778	654,670
Jiangsu Expressway, Ltd., H Shares	49,145	45,981
Jiangxi Copper Company Ltd.	24,075	53,362
Lenovo Group, Ltd.	81,436	69,376
Parkson Retail Group, Ltd.	42,500	38,591
PetroChina Company, Ltd., H Shares	400,261	520,868
PICC Property & Casualty Company, Ltd.,
H Shares	50,342	56,992
Ping An Insurance Group Company, H Shares	28,145	226,937
Shandong Weigao Group Medical Polymer
Company, Ltd., H Shares	48,000	53,260
Shanghai Electric Group Company, Ltd.,
H Shares	146,864	60,865
Shui On Land, Ltd.	107,833	44,050
Sino-Ocean Land Holdings, Ltd.	68,473	34,363
Sinopec Shanghai Petrochemical
Company, Ltd., H Shares	127,934	37,487
Soho China, Ltd.	74,000	56,863
Tencent Holdings, Ltd.	20,000	590,610
Tingyi (Cayman Islands) Holding Corp.	32,000	82,593
Tsingtao Brewery Company, Ltd., H Shares	4,000	22,884
Want Want China Holdings, Ltd.	79,000	97,938
Weichai Power Company, Ltd., H Shares (I)	6,400	25,596
Yangzijiang Shipbuilding Holdings, Ltd.	38,000	30,489
Yanzhou Coal Mining Company, Ltd., H Shares	35,990	55,236
Zhejiang Expressway Company, Ltd., H Shares	67,718	44,653
Zijin Mining Group Company, Ltd., H Shares	123,616	41,876

The accompanying notes are an integral part of the financial statements.

29

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
China (continued)
ZTE Corp., H Shares	25,786	$50,367

		8,065,469
Colombia - 0.3%
BanColombia SA, ADR (L)	9,000	556,560
Ecopetrol SA, ADR	4,000	223,160

		779,720
Czech Republic - 0.1%
CEZ AS (L)	3,639	125,713
Komercni Banka AS	322	55,947
Telefonica O2 Czech Republic AS (I)	2,389	45,651

		227,311
Denmark - 0.8%
A P Moller Maersk A/S	15	93,739
A P Moller Maersk A/S, Series A	25	164,522
Carlsberg A/S	2,127	167,602
Coloplast A/S	441	79,262
Danske Bank A/S (I)	13,736	191,384
DSV A/S, ADR	5,570	110,521
Novo Nordisk A/S	8,044	1,163,734
Novozymes A/S, B shares	4,140	107,308
TDC A/S	7,700	53,522
TrygVesta A/S	800	44,917
William Demant Holdings A/S (I)	418	37,566

		2,214,077
Egypt - 0.1%
Commercial International Bank	13,058	56,031
Egypt Kuwait Holding Company	15,787	18,476
Egyptian Financial Group-Hermes Holding (I)	5,727	9,727
EL EZZ Steel Company	2,373	2,761
Orascom Construction Industries	1,751	73,121
Orascom Telecom Holding SAE (I)	48,717	24,686
Orascom Telecom Media and Technology
Holding SAE	48,717	11,901
Telecom Egypt	8,967	19,825

		216,528
Finland - 0.5%
Elisa OYJ, Class A	2,753	55,429
Fortum OYJ	8,285	157,418
Kesko OYJ, B Shares	1,137	29,723
Kone OYJ	3,300	199,833
Metso OYJ	2,773	96,008
Neste Oil OYJ	1,931	21,758
Nokia OYJ	70,976	146,213
Nokian Renkaat OYJ	2,210	84,232
Orion OYJ, Series B	1,460	27,697
Pohjola Bank OYJ	2,640	30,831
Sampo OYJ	9,048	235,199
Stora Enso OYJ, Series R (L)	12,353	76,242
UPM-Kymmene OYJ	11,020	124,898
Wartsila OYJ	3,462	113,803

		1,399,284
France - 5.7%
Accor SA	2,798	88,094
Aeroports de Paris	664	50,174
Air Liquide SA	5,959	681,773
Alcatel-Lucent (I)	42,942	71,345
Alstom SA (L)	4,094	130,039
ANF Immobilier	8	337
Arkema SA	1,125	73,713
AtoS	1,053	63,057
AXA SA	33,295	445,627
BNP Paribas SA (L)	19,337	746,481
Bouygues SA	4,372	117,817
Bureau Veritas SA	1,113	98,935
Cap Gemini SA	2,978	109,781
Carrefour SA	10,956	202,444
Casino Guichard Perrachon SA (L)	1,144	100,450
Christian Dior SA	1,054	145,157
Cie de Saint-Gobain	7,551	279,421
Cie Generale d’Optique
Essilor International SA	3,881	360,522
Cie Generale de Geophysique-Veritas (I)	2,658	68,677
Cie Generale des Etablissements Michelin	3,653	238,923
CNP Assurances	2,808	34,308
Credit Agricole SA (I)	20,270	89,476
Danone SA	11,024	684,396
Dassault Systemes SA	1,193	112,073
Edenred	3,216	91,256
EDF SA	4,874	108,513
Eurazeo	771	29,723
Eutelsat Communications	2,698	82,955
Fonciere Des Regions	573	41,283
France Telecom SA	35,490	467,036
GDF Suez	24,289	579,509
Gecina SA	491	43,933
Groupe Eurotunnel SA	11,175	90,871
ICADE (L)	524	39,751
Iliad SA	417	60,335
Imerys SA	770	39,322
JCDecaux SA	1,510	33,319
Klepierre SA	2,303	75,889
L’Oreal SA	4,567	534,993
Lafarge SA (L)	3,982	178,215
Lagardere SCA	2,470	68,959
Legrand SA, ADR	4,454	151,481
LVMH Moet Hennessy Louis Vuitton SA	4,842	738,009
Natixis (L)	19,760	53,471
Pernod-Ricard SA (L)	3,735	399,557
Peugeot SA (I)	4,536	44,857
PPR	1,483	211,772
Publicis Groupe SA (L)	2,879	131,661
Remy Cointreau SA	425	46,562
Renault SA	3,785	151,763
Rexel SA	2,047	34,944
Safran SA	3,354	124,494
Sanofi	21,629	1,640,150
Schneider Electric SA	9,372	522,196
SCOR SE	3,541	85,913
Societe BIC SA	610	63,020
Societe Generale SA (I)	12,763	300,915
Sodexo	1,824	142,123
Suez Environnement Company	5,210	56,083
Technip SA	1,936	202,031
Thales SA	1,859	61,517
Total SA	40,302	1,818,794
Unibail-Rodamco SE	1,732	319,547
Valeo SA	140	5,801
Vallourec SA (L)	2,350	96,451
Veolia Environnement SA	7,359	93,122
Vinci SA	8,701	407,236
Vivendi SA	24,411	453,816
Wendel SA	714	52,830
Zodiac Aerospace	650	66,140

		16,035,138

The accompanying notes are an integral part of the financial statements.

30

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Germany - 4.9%
Adidas AG	4,047	$290,262
Allianz SE	8,736	878,447
BASF SE	17,419	1,210,422
Bayer AG	15,683	1,130,880
Beiersdorf AG	1,912	124,056
BMW AG	6,310	457,209
Celesio AG	1,332	21,750
Commerzbank AG (I)	30,111	51,149
Continental AG	1,667	138,960
Daimler AG	17,434	784,075
Deutsche Bank AG	17,866	649,309
Deutsche Boerse AG	3,772	203,583
Deutsche Lufthansa AG	5,098	59,010
Deutsche Post AG	15,829	280,349
Deutsche Telekom AG	53,838	590,616
E.ON AG	34,590	745,084
Fraport AG	836	45,012
Fresenius Medical Care AG & Company KGaA	3,800	268,970
Fresenius SE & Company KGaA	2,276	236,010
GEA Group AG	3,548	94,208
Hannover Rueckversicherung AG	1,110	65,910
HeidelbergCement AG	2,974	142,771
Henkel AG & Company, KGaA	2,707	150,013
Hochtief AG (I)	973	47,122
Hugo Boss AG	395	39,070
Infineon Technologies AG	20,610	139,745
K&S AG	3,196	145,822
Kabel Deutschland Holding AG (I)	1,500	93,349
Lanxess AG	1,672	105,468
Linde AG	3,218	501,229
MAN SE	2,251	230,056
Merck KGaA	1,226	122,345
Metro AG	2,459	71,730
Muenchener Rueckversicherungs AG	3,401	479,846
RWE AG	8,396	343,219
Salzgitter AG	741	30,461
SAP AG	17,696	1,044,983
Siemens AG	15,604	1,311,636
Suedzucker AG	1,367	48,356
ThyssenKrupp AG	6,274	102,212
United Internet AG	1,746	29,973
Volkswagen AG	554	83,584
Wacker Chemie AG (L)	348	23,920

		13,612,181
Greece - 0.0%
Coca Cola Hellenic Bottling Company SA (I)	3,310	58,721
OPAP SA	4,860	30,583

		89,304
Hong Kong - 2.9%
AIA Group, Ltd.	149,000	513,744
ASM Pacific Technology, Ltd.	4,414	56,317
Bank of East Asia, Ltd. (L)	31,442	113,233
Beijing Capital International Airport
Company, Ltd., H Shares	74,789	45,738
Beijing Enterprises Holdings, Ltd.	15,286	92,264
Belle International Holdings, Ltd.	89,978	154,139
BOC Hong Kong Holdings, Ltd.	75,328	231,826
Brilliance China Automotive Holdings, Ltd. (I)	44,000	38,737
Cathay Pacific Airways, Ltd.	17,782	28,809
Cheung Kong Holdings, Ltd.	25,849	319,424
Cheung Kong Infrastructure Holdings, Ltd.	9,772	58,678
China Agri-Industries Holdings, Ltd.	67,216	36,905
China Everbright, Ltd.	34,216	48,959
China Mengniu Dairy Company, Ltd.	20,502	54,599
China Merchants Holdings
International Company, Ltd.	23,029	70,286
China Mobile, Ltd.	115,030	1,265,730
China Overseas Land & Investment, Ltd.	89,522	210,008
China Resource Power Holdings, Ltd.	31,667	65,197
China Resources Enterprises, Ltd.	23,145	69,164
China Resources Land, Ltd.	46,789	96,869
China Taiping Insurance
Holdings Company, Ltd. (I)	34,000	55,451
China Unicom Hong Kong, Ltd.	83,432	104,604
Citic Pacific, Ltd.	19,967	30,434
CLP Holdings, Ltd.	36,289	308,420
COSCO Pacific, Ltd.	53,801	73,995
First Pacific Company, Ltd.	40,000	41,675
Foxconn International Holdings, Ltd. (I)	49,000	17,873
Galaxy Entertainment Group, Ltd. (I)(L)	26,000	65,239
GOME Electrical Appliances Holdings, Ltd. (I)	210,384	28,033
Guangdong Investment, Ltd.	115,220	83,256
Hang Lung Group, Ltd.	16,000	98,609
Hang Lung Properties, Ltd.	42,326	144,079
Hang Seng Bank, Ltd.	15,519	211,880
Henderson Land Development Company, Ltd.	19,503	108,609
HKT Trust and HKT, Ltd.	1,934	1,515
Hong Kong & China Gas Company, Ltd.	105,472	224,052
Hong Kong Exchanges & Clearing, Ltd.	20,028	287,040
Hopewell Holdings, Ltd.	9,362	26,661
Huabao International Holdings, Ltd. (L)	45,000	22,150
Hutchison Whampoa, Ltd.	40,377	349,216
Hysan Development Company, Ltd.	10,483	39,873
Kerry Properties, Ltd.	11,438	48,715
Kingboard Chemical Holdings, Ltd.	8,549	16,622
Kunlun Energy Company, Ltd.	40,000	64,308
Li & Fung, Ltd.	91,942	178,168
Lifestyle International Holdings, Ltd.	8,500	18,665
MGM China Holdings, Ltd.	18,086	27,817
MTR Corp., Ltd.	24,709	84,559
New World Development Company, Ltd.	60,808	71,710
Nine Dragons Paper Holdings, Ltd.	37,000	20,887
Noble Group, Ltd.	50,761	45,321
NWS Holdings, Ltd.	31,796	46,216
Orient Overseas International, Ltd. (I)	3,562	17,478
PCCW, Ltd.	89,000	32,581
Poly Hong Kong Investment, Ltd. (I)	35,000	19,075
Power Assets Holdings, Ltd.	28,082	210,669
Shanghai Industrial Holdings, Ltd.	19,930	52,923
Shangri-La Asia, Ltd.	22,820	43,529
Shimao Property Holdings, Ltd., GDR (L)	30,500	47,311
Sino Land Company, Ltd.	38,198	57,883
Sino-Forest Corp. (I)(L)	4,100	0
Sinofert Holdings, Ltd.	82,000	12,750
SJM Holdings, Ltd.	34,000	63,261
Sun Hung Kai Properties, Ltd.	27,739	328,979
Swire Pacific, Ltd.	13,163	153,368
The Link REIT	45,643	186,314
Wharf Holdings, Ltd.	27,876	155,161
Wheelock and Company, Ltd.	18,000	68,044
Wing Hang Bank, Ltd.	2,171	20,984
Yue Yuen Industrial Holdings, Ltd.	12,067	37,672

		8,024,260
Hungary - 0.1%
Magyar Telekom Telecommunications PLC	5,422	10,657
MOL Hungarian Oil and Gas PLC	799	57,831
OTP Bank PLC (L)	4,572	72,740

The accompanying notes are an integral part of the financial statements.

31

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Hungary (continued)
Richter Gedeon Nyrt	257	$42,392

		183,620
India - 1.3%
Dr. Reddy’s Laboratories, Ltd., ADR	4,103	121,777
HDFC Bank, Ltd., ADR (L)	11,225	365,935
ICICI Bank, Ltd., ADR	16,741	542,576
Infosys, Ltd., ADR (L)	23,322	1,050,889
Larsen & Toubro, Ltd., GDR (S)	2,684	67,193
Mahindra & Mahindra, Ltd., ADR	6,560	79,376
Ranbaxy Laboratories, Ltd., ADR (I)	5,719	50,442
Reliance Capital, Ltd., GDR (L)(S)	2,081	13,360
Reliance Communication, Ltd., GDR (S)	44,836	50,992
Reliance Industries, Ltd., GDR (S)	32,965	873,573
Reliance Infrastructure, Ltd., GDR (S)	1,080	32,394
State Bank of India, GDR	1,201	93,078
Tata Motors, Ltd., ADR (L)	9,630	211,475
Ultratech Cement, Ltd., GDR	752	20,425
Wipro, Ltd., ADR (L)	21,460	197,003

		3,770,488
Indonesia - 0.6%
Adaro Energy Tbk PT	185,500	29,002
Astra Agro Lestari Tbk PT	12,658	27,106
Astra International Tbk PT	414,830	303,334
Bank Central Asia Tbk PT	256,274	200,004
Bank Danamon Indonesia Tbk PT	101,362	65,116
Bank Mandiri Tbk PT	147,111	113,872
Bank Pan Indonesia Tbk PT (I)	33,314	2,833
Bank Rakyat Indonesia Tbk PT	221,002	151,249
Berlian Laju Tanker Tbk PT (I)	128,000	2,671
Bumi Resources Tbk PT	351,780	42,367
Energi Mega Persada Tbk PT (I)	138,000	2,112
Gudang Garam Tbk PT	13,000	86,076
Indo Tambangraya Megah Tbk PT	10,500	40,429
Indocement Tunggal Prakarsa Tbk PT	26,487	49,050
Indofood Sukses Makmur Tbk PT	122,905	63,657
Indosat Tbk PT	12,500	5,769
Indosat Tbk PT, ADR	20	467
International Nickel Indonesia Tbk PT	60,000	17,195
Perusahaan Gas Negara Tbk PT	200,985	75,918
PT Telekomunikiasi Indonesia Tbk PT, ADR	179	6,235
Semen Gresik Persero Tbk PT	44,140	53,310
Tambang Batubara Bukit Asam Tbk PT	46,500	73,476
Telekomunikasi Indonesia Tbk PT	213,000	185,417
Unilever Indonesia Tbk PT	23,500	57,513
United Tractors Tbk PT	47,796	110,034

		1,764,212
Ireland - 0.6%
Bank of Ireland (I)	2,500	317
C&C Group PLC	252	1,081
CRH PLC	17,806	342,319
CRH PLC (London Exchange)	257	4,987
Elan Corp. PLC (I)	762	11,108
Elan Corp. PLC (European
Composite Exchange) (I)	7,867	114,490
Experian PLC	19,334	273,116
Greencore Group PLC	26	31
Irish Bank Resolution Corp., Ltd. (I)	23,067	0
James Hardie Industries, Ltd.	8,535	69,908
Kerry Group PLC	2,460	107,694
Paddy Power PLC (London Exchange)	51	3,326
Ryanair Holdings PLC, ADR (I)(L)	1,736	52,774
Shire PLC	10,853	311,923
WPP PLC	24,576	298,704

		1,591,778
Israel - 0.4%
Bank Hapoalim, Ltd.	19,001	58,872
Bank Leumi Le-Israel, Ltd.	31,056	75,726
Bezeq The
Israeli Telecommunication Corp., Ltd.	32,666	34,565
Delek Group, Ltd.	54	7,975
Elbit Systems, Ltd.	366	12,665
Israel Chemicals, Ltd.	8,478	93,595
Israel Corp., Ltd.	35	19,705
Mizrahi Tefahot Bank, Ltd. (I)	1,983	15,448
Nice Systems, Ltd. (I)	1,180	43,078
Teva Pharmaceutical Industries, Ltd.	17,762	700,107

		1,061,736
Italy - 1.4%
Assicurazioni Generali SpA	22,151	300,603
Atlantia SpA	5,235	66,862
Autogrill SpA	1,665	15,121
Banca Intesa SpA (L)	25,099	28,738
Banca Monte dei Paschi di Siena SpA (I)(L)	47,648	11,954
Banco Popolare Societa Cooperativa (I)	39,948	53,699
Beni Stabili SpA	3,030	1,269
BGP Holdings PLC	141,174	0
Enel SpA (L)	126,189	407,222
ENI SpA	46,211	986,205
Exor SpA	1,998	43,027
Fiat Industrial SpA	13,990	137,863
Fiat SpA (I)	17,022	86,133
Finmeccanica SpA (I)(L)	9,840	39,793
Intesa Sanpaolo SpA	191,452	273,835
Luxottica Group SpA	2,689	94,286
Mediaset SpA	14,911	26,087
Mediobanca SpA	9,986	44,222
Pirelli & C. SpA (L)	6,945	73,260
Prelios SpA (I)	6,945	1,115
Prysmian SpA	4,754	71,107
Saipem SpA	4,930	219,560
Snam SpA	30,722	136,959
Telecom Italia SpA (BrsaItaliana
Stock Exchange)	199,534	196,628
Telecom Italia SpA, RSP	107,760	86,682
Terna Rete Elettrica Nazionale SpA	21,032	75,781
UniCredit SpA (I)	77,100	292,152
Unione di Banche Italiane SCPA	12,158	39,905

		3,810,068
Japan - 14.6%
ABC-MART, Inc.	700	26,162
Advantest Corp.	3,180	49,729
AEON Company, Ltd.	11,004	137,165
AEON Credit Service Company, Ltd.	1,877	34,806
Aeon Mall Company, Ltd.	1,700	36,160
Air Water, Inc.	3,000	36,287
Aisin Seiki Company, Ltd.	3,479	115,772
Ajinomoto Company, Inc.	12,305	171,063
Alfresa Holdings Corp.	724	38,374
All Nippon Airways Company, Ltd.	18,715	53,075
Amada Company, Ltd.	7,829	46,437
Aozora Bank, Ltd.	14,000	33,415
Asahi Glass Company, Ltd.	20,191	135,904
Asahi Group Holdings, Ltd.	7,601	163,251
Asahi Kasei Corp.	22,963	124,576
Asics Corp.	3,000	38,116

The accompanying notes are an integral part of the financial statements.

32

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Astellas Pharma, Inc.	8,369	$365,557
Bank of Kyoto, Ltd.	7,000	53,022
Benesse Holdings, Inc.	1,354	60,535
Bridgestone Corp.	12,153	278,763
Brother Industries, Ltd.	4,900	56,078
Canon, Inc. (L)	21,574	863,883
Casio Computer Company, Ltd. (L)	3,933	25,788
Central Japan Railway Company, Ltd.	28	221,284
Chiba Bank, Ltd.	15,896	95,471
Chiyoda Corp.	3,000	36,753
Chubu Electric Power Company, Inc.	12,677	205,822
Chugai Pharmaceutical Company, Ltd. (L)	4,616	87,391
Chugoku Bank, Ltd.	3,000	39,090
Chugoku Electric Power Company, Inc.	6,000	98,787
Chuo Mitsui Trust Holdings, Inc.	57,010	170,317
Citizen Watch Company, Ltd.	5,835	34,250
Coca-Cola West Japan Company, Ltd.	1,077	18,780
Cosmo Oil Company, Ltd.	14,000	35,602
Credit Saison Company, Ltd.	3,191	70,809
Dai Nippon Printing Company, Ltd.	10,953	85,759
Daicel Corp.	6,534	40,129
Daido Steel Company, Ltd.	6,000	37,366
Daihatsu Motor Company, Ltd.	4,000	70,073
Daiichi Sankyo Company, Ltd.	12,472	209,992
Daikin Industries, Ltd.	4,715	132,388
Dainippon Sumitomo Pharma Company, Ltd.	3,700	37,739
Daito Trust Construction Company, Ltd.	1,319	125,122
Daiwa House Industry Company, Ltd.	8,715	123,724
Daiwa Securities Group, Inc.	33,251	125,191
Dena Company, Ltd.	2,000	53,090
Denki Kagaku Kogyo KK	10,477	36,567
Denso Corp.	9,122	310,595
Dentsu, Inc.	3,400	100,581
East Japan Railway Company	6,400	401,818
Eisai Company, Ltd.	4,652	204,241
Electric Power Development Company, Ltd.	2,200	57,697
FamilyMart Company, Ltd.	1,360	62,271
FANUC Corp.	3,679	604,450
Fast Retailing Company, Ltd.	1,066	213,997
Fuji Electric Company, Ltd.	13,420	32,777
Fuji Heavy Industries, Ltd.	11,000	88,791
FUJIFILM Holdings Corp.	8,667	163,853
Fujitsu, Ltd.	34,621	165,893
Fukuoka Financial Group, Inc.	16,000	62,521
Furukawa Electric Company, Ltd. (I)	14,362	34,029
Gree, Inc. (I)(L)	1,900	38,181
GS Yuasa Corp.	7,000	31,995
Gunma Bank	6,477	30,639
Hakuhodo DY Holdings, Inc.	550	36,416
Hamamatsu Photonics KK	1,400	47,407
Hankyu Hanshin Holdings, Inc.	22,000	111,095
Hino Motors, Ltd.	4,886	35,309
Hirose Electric Company, Ltd.	583	57,643
Hisamitsu Pharmaceutical Company, Inc.	1,200	59,104
Hitachi Chemical, Ltd.	2,384	37,359
Hitachi Construction
Machinery Company, Ltd. (L)	1,943	36,579
Hitachi High-Technologies Corp.	1,500	36,965
Hitachi Metals, Ltd.	3,000	35,742
Hitachi, Ltd.	86,118	529,636
Hokkaido Electric Power Company, Inc.	3,468	44,823
Hokuriku Electric Power Company	3,600	56,027
Honda Motor Company, Ltd.	30,662	1,068,099
Hoya Corp.	8,492	187,111
Ibiden Company, Ltd.	2,600	46,955
Idemitsu Kosan Company, Ltd.	400	35,770
IHI Corp.	28,134	60,044
Inpex Corp.	41	229,859
Isetan Mitsukoshi Holdings, Ltd.	7,743	82,135
Isuzu Motors, Ltd.	24,000	128,311
ITOCHU Corp.	28,102	294,893
Itochu Techno-Science Corp.	548	26,511
Iyo Bank, Ltd.	5,000	39,904
J Front Retailing Company, Ltd.	9,000	45,218
Japan Petroleum Exploration Company, Ltd.	600	22,845
Japan Prime Realty Investment Corp.	15	42,254
Japan Real Estate Investment Corp.	11	101,131
Japan Retail Fund Investment Corp.	39	61,840
Japan Tobacco, Inc.	17,200	509,697
JFE Holdings, Inc.	8,462	141,493
JGC Corp.	3,886	112,474
Joyo Bank, Ltd.	13,953	63,525
JSR Corp.	3,633	63,026
JTEKT Corp.	4,843	50,023
Jupiter Telecommunications Company, Ltd.	32	32,666
JX Holdings, Inc.	41,911	215,296
Kajima Corp.	18,191	53,374
Kamigumi Company, Ltd.	5,534	44,171
Kaneka Corp.	5,829	32,250
Kansai Electric Power Company, Ltd.	13,878	166,254
Kansai Paint Company, Ltd.	4,238	45,382
Kao Corp.	10,062	277,510
Kawasaki Heavy Industries, Ltd.	28,963	79,244
Kawasaki Kisen Kaisha, Ltd. (I)(L)	17,067	33,783
KDDI Corp.	55	354,769
Keikyu Corp.	9,067	82,500
Keio Corp.	11,715	84,933
Keisei Electric Railway Company, Ltd.	5,000	42,221
Keyence Corp.	847	209,478
Kikkoman Corp.	3,238	40,044
Kinden Corp.	3,591	23,576
Kintetsu Corp. (L)	31,792	126,773
Kirin Holdings Company, Ltd. (L)	15,896	187,346
Kobe Steel, Ltd.	48,517	58,280
Koito Manufacturing Company, Ltd.	2,000	28,009
Komatsu, Ltd.	18,030	432,142
Konami Corp.	1,943	44,130
Konica Minolta Holdings, Inc.	9,891	77,948
Kubota Corp.	21,782	201,021
Kuraray Company, Ltd.	7,000	90,612
Kurita Water Industries, Ltd.	2,419	55,931
Kyocera Corp.	2,838	245,053
Kyowa Hakko Kogyo Company, Ltd.	4,611	47,375
Kyushu Electric Power Company, Inc.	7,831	92,899
Lawson, Inc.	1,231	86,124
LIXIL Group Corp.	5,216	110,347
Mabuchi Motor Company, Ltd.	518	20,642
Makita Corp.	2,343	82,377
Marubeni Corp.	32,202	214,328
Marui Group Company, Ltd.	5,164	39,412
Maruichi Steel Tube, Ltd.	1,200	25,817
Mazda Motor Corp. (I)	53,000	71,940
McDonald’s Holdings Company, Ltd. (L)	1,500	42,205
Mediceo Holdings Company, Ltd.	2,590	36,647
MEIJI Holdings Company, Ltd.	1,300	59,678
Miraca Holdings, Inc.	1,200	49,896
Mitsubishi Chemical Holdings Corp.	25,000	110,103
Mitsubishi Corp.	26,856	542,319
Mitsubishi Electric Corp.	36,973	308,153
Mitsubishi Estate Company, Ltd.	23,782	426,628

The accompanying notes are an integral part of the financial statements.

33

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Mitsubishi Gas & Chemicals Company, Inc.	7,829	$44,496
Mitsubishi Heavy Industries, Ltd.	58,937	239,315
Mitsubishi Logistics Corp.	1,943	20,507
Mitsubishi Materials Corp.	21,020	60,855
Mitsubishi Motors Corp. (I)	80,000	80,500
Mitsubishi Tanabe Pharma Corp.	4,000	57,476
Mitsubishi UFJ Financial Group	242,300	1,159,597
Mitsubishi UFJ Lease &
Finance Company, Ltd.	1,100	45,829
Mitsui & Company, Ltd.	33,111	491,259
Mitsui Chemicals, Inc.	18,010	45,130
Mitsui Fudosan Company, Ltd.	16,248	315,191
Mitsui O.S.K. Lines, Ltd.	21,487	77,398
Mizuho Financial Group, Inc.	435,000	736,382
MS&AD Insurance Group Holdings	10,500	183,786
Murata Manufacturing Company, Ltd.	3,804	199,551
Nabtesco Corp.	2,100	46,691
Namco Bandai Holdings, Inc.	4,232	58,170
NEC Corp. (I)	48,383	75,097
Nexon Company, Ltd. (I)	2,100	41,083
NGK Insulators, Ltd.	4,829	53,299
NGK Spark Plug Company, Ltd.	3,238	42,751
NHK Spring Company, Ltd.	3,600	38,763
Nidec Corp.	2,114	160,314
Nikon Corp.	6,481	196,888
Nintendo Company, Ltd.	1,908	222,633
Nippon Building Fund, Inc.	11	106,513
Nippon Electric Glass Company, Ltd.	8,000	47,582
Nippon Express Company, Ltd.	18,191	75,094
Nippon Meat Packers, Inc.	3,238	42,881
Nippon Paper Group, Inc. (L)	1,800	28,575
Nippon Steel Corp.	95,464	216,319
Nippon Telegraph & Telephone Corp.	8,300	385,636
Nippon Yusen Kabushiki Kaisha	29,077	77,222
Nishi-Nippon City Bank, Ltd.	13,000	31,679
Nissan Motor Company, Ltd.	47,210	447,112
Nisshin Seifun Group, Inc.	3,386	39,635
Nisshin Steel Company	12,953	18,186
Nissin Food Products Company, Ltd.	1,284	48,921
Nitori Holdings Company, Ltd.	782	74,049
Nitto Denko Corp.	3,268	139,381
NKSJ Holdings, Inc.	6,800	144,932
NOK Corp.	2,308	49,148
Nomura Holdings, Inc.	70,293	262,512
Nomura Real Estate Holdings, Inc.	2,200	40,282
Nomura Real Estate Office Fund, Inc.	5	28,231
Nomura Research Institute, Ltd.	1,889	41,634
NSK, Ltd.	7,715	49,807
NTN Corp.	10,772	33,828
NTT Data Corp.	24	73,694
NTT DoCoMo, Inc.	292	485,940
NTT Urban Development Corp.	22	17,777
Obayashi Corp.	11,362	49,786
Odakyu Electric Railway Company, Ltd.	11,305	112,476
OJI Paper Company, Ltd.	15,191	58,332
Olympus Corp. (I)	4,534	73,536
Omron Corp.	3,839	81,058
Ono Pharmaceutical Company, Ltd.	1,700	106,928
Oracle Corp. Japan	748	32,193
Oriental Land Company, Ltd.	1,007	115,167
ORIX Corp.	2,054	191,183
Osaka Gas Company, Ltd.	35,155	147,355
Otsuka Corp.	300	25,737
Otsuka Holdings Company, Ltd.	4,900	150,138
Panasonic Corp.	42,693	347,247
Rakuten, Inc.	14,000	144,981
Resona Holdings, Inc.	36,500	150,650
Ricoh Company, Ltd.	13,601	114,816
Rinnai Corp.	548	37,756
Rohm Company, Ltd.	1,973	75,891
Sankyo Company, Ltd.	1,107	54,011
Sanrio Company, Ltd. (L)	800	29,158
Santen Pharmaceutical Company, Ltd.	1,600	65,620
SBI Holdings, Inc.	509	37,747
Secom Company, Ltd.	4,110	188,661
Sega Sammy Holdings, Inc.	4,308	87,619
Seiko Epson Corp.	2,178	22,077
Sekisui Chemical Company, Ltd.	8,772	81,687
Sekisui House, Ltd.	11,362	107,234
Seven & I Holdings Company, Ltd.	14,219	428,437
Seven Bank, Ltd.	9,000	23,095
Sharp Corp.	19,782	100,419
Shikoku Electric Power Company, Inc.	3,700	78,566
Shimadzu Corp.	4,000	34,516
Shimamura Company, Ltd.	424	49,045
Shimano, Inc.	1,531	100,143
Shimizu Corp.	12,305	42,709
Shin-Etsu Chemical Company, Ltd.	7,789	428,524
Shinsei Bank, Ltd.	29,906	36,285
Shionogi & Company, Ltd.	5,777	78,559
Shiseido Company, Ltd.	6,977	109,996
Shizuoka Bank, Ltd.	10,658	109,594
Showa Denko KK	31,839	61,877
Showa Shell Sekiyu KK	3,045	18,648
SMC Corp.	1,036	179,306
Softbank Corp.	17,012	632,491
Sojitz Corp.	26,509	43,862
Sony Corp.	19,058	271,207
Sony Financial Holdings, Inc.	3,600	58,887
Square Enix Company, Ltd.	1,400	22,075
Stanley Electric Company, Ltd.	2,692	41,554
Sumco Corp. (I)	2,900	26,318
Sumitomo Chemical Company, Ltd.	28,554	87,813
Sumitomo Corp.	21,034	294,276
Sumitomo Electric Industries, Ltd.	14,301	177,803
Sumitomo Heavy Industries, Ltd.	12,010	53,925
Sumitomo Metal Industries, Ltd.	61,423	101,111
Sumitomo Metal Mining Company, Ltd.	9,715	109,346
Sumitomo Mitsui Financial Group	25,400	837,917
Sumitomo Realty &
Development Company, Ltd.	7,124	175,285
Sumitomo Rubber Industries, Inc.	3,700	48,205
Suruga Bank, Ltd.	3,886	39,801
Suzuken Company, Ltd.	1,177	39,698
Suzuki Motor Corp.	6,700	137,335
Sysmex Corp.	1,400	55,329
T&D Holdings, Inc.	11,400	121,586
Taiheiyo Cement Corp.	21,000	48,186
Taisei Corp.	20,134	53,937
Taisho Pharmaceutical Holdings Company, Ltd.	700	59,177
Taiyo Nippon Sanso Corp.	5,181	30,269
Takashimaya Company, Ltd.	5,181	39,780
Takeda Pharmaceutical Company, Ltd.	15,051	683,005
TDK Corp.	2,432	98,712
Teijin, Ltd.	19,896	60,535
Terumo Corp.	3,397	139,560
The Bank of Yokohama, Ltd.	24,316	114,849
The Dai-ichi Life Insurance Company, Ltd.	167	193,452
The Hachijuni Bank, Ltd.	7,000	36,419
The Japan Steel Works, Ltd.	7,000	38,633

The accompanying notes are an integral part of the financial statements.

34

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Japan (continued)
The Tokyo Electric Power Company, Inc. (I)	27,633	$53,410
THK Company, Ltd.	2,519	47,716
Tobu Railway Company, Ltd.	20,248	106,658
Toho Company, Ltd.	2,267	39,158
Toho Gas Company, Ltd.	8,000	49,686
Tohoku Electric Power Company, Inc. (I)	9,020	90,623
Tokio Marine Holdings, Inc.	13,700	344,471
Tokyo Electron, Ltd.	3,168	148,156
Tokyo Gas Company, Ltd.	47,165	240,875
Tokyu Corp.	23,134	108,891
Tokyu Land Corp.	9,829	48,792
TonenGeneral Sekiyu KK (L)	5,829	51,739
Toppan Printing Company, Ltd.	10,010	66,918
Toray Industries, Inc.	28,611	195,134
Toshiba Corp.	76,289	289,541
Tosoh Corp.	11,772	31,967
TOTO, Ltd.	5,829	43,530
Toyo Seikan Kaisha, Ltd.	2,791	33,816
Toyo Suisan Kaisha, Ltd.	1,295	34,570
Toyoda Gosei Company, Ltd.	1,166	26,807
Toyota Boshoku Corp.	1,900	23,058
Toyota Industries Corp.	3,610	103,140
Toyota Motor Corp.	52,353	2,110,118
Toyota Tsusho Corp.	4,400	83,925
Trend Micro, Inc.	2,267	66,931
Tsumura & Company, Ltd.	1,300	34,400
Ube Industries, Ltd.	18,963	44,012
Unicharm Corp.	2,242	127,720
Ushio, Inc.	1,943	24,023
USS Company, Ltd.	457	49,364
West Japan Railway Company	3,300	135,922
Yahoo! Japan Corp.	298	96,441
Yakult Honsha Company, Ltd. (L)	1,743	68,237
Yamada Denki Company, Ltd.	1,664	84,931
Yamaguchi Financial Group, Inc.	4,000	35,258
Yamaha Corp.	2,474	25,458
Yamaha Motor Company, Ltd.	5,809	55,420
Yamato Kogyo Company, Ltd.	800	22,292
Yamato Transport Company, Ltd.	7,720	124,297
Yamazaki Baking Company, Ltd.	2,591	33,927
Yaskawa Electric Corp.	4,000	30,356
Yokogawa Electric Corp.	4,786	49,400

		40,730,272
Jersey, C.I. - 0.1%
Randgold Resources, Ltd.	1,788	160,896
Luxembourg - 0.2%
ArcelorMittal	16,336	252,360
Millicom International Cellular SA, ADR	1,371	129,351
SES SA	5,965	141,056
Tenaris SA	10,162	177,672

		700,439
Macau - 0.1%
Sands China, Ltd.	46,400	148,635
Wynn Macau, Ltd.	26,443	62,317

		210,952
Malaysia - 0.8%
AirAsia BHD	21,700	24,549
Alliance Financial Group BHD	52,400	68,914
AMMB Holdings BHD	30,887	61,346
Asiatic Development BHD	15,000	44,158
Axiata Group BHD	41,100	70,981
Berjaya Corp. BHD (Kuala Lumpur Exchange)	35,700	8,844
Berjaya Sports Toto BHD	11,035	14,994
British American Tobacco Malaysia BHD	4,800	84,972
CIMB Group Holdings BHD	84,100	201,262
DiGi.Com BHD	58,000	77,838
Gamuda BHD	24,200	26,748
Genting BHD	44,700	134,867
Genting Malaysia BHD	54,500	62,091
Hong Leong Bank BHD	8,160	32,054
Hong Leong Credit BHD	5,600	21,844
IJM Corp. BHD	16,910	26,850
IJM Land BHD	1,395	970
IOI Corp. BHD	77,466	127,052
Kuala Lumpur Kepong BHD	8,250	59,871
Lafarge Malayan Cement BHD	9,360	21,545
Malayan Banking BHD	85,107	233,757
MISC BHD (I)	26,280	38,288
MMC Corp. BHD	3,800	3,127
Parkson Holdings BHD	20,197	29,359
Petronas Chemicals Group BHD	41,700	85,272
Petronas Dagangan BHD	6,600	44,206
Petronas Gas BHD	8,100	46,015
PPB Group BHD	7,300	36,739
Public Bank BHD	1,526	6,623
Public Bank BHD	21,000	91,129
RHB Capital BHD	7,174	16,773
Sime Darby BHD	50,801	158,558
Telekom Malaysia BHD (I)	15,700	27,986
Tenaga Nasional BHD	32,250	68,700
UEM Land Holdings BHD (I)	36,187	23,860
UMW Holdings BHD	24,700	71,505
YTL Corp. BHD	77,792	49,701
YTL Power International BHD	82,365	45,770

		2,249,118
Mexico - 1.1%
Alfa SAB de CV	5,936	94,871
America Movil SAB de CV, Series L	749,388	979,732
Cemex SAB de CV (I)	191,029	128,597
Coca-Cola Femsa SAB de CV, Series L	5,059	66,254
Fomento Economico Mexicano SAB de CV	38,465	343,482
Fresnillo PLC	3,468	79,591
Grupo Aeroportuario del Pacifico SAB
de CV, Series B	8,500	33,701
Grupo Bimbo SAB de CV	37,152	91,322
Grupo Carso SAB de CV	15,484	50,400
Grupo Financiero Banorte SAB de CV	35,109	181,444
Grupo Financiero Inbursa SA	34,682	77,971
Grupo Mexico SAB de CV, Series B	76,139	226,310
Grupo Modelo SAB de CV	10,408	92,067
Grupo Televisa SA	42,743	184,081
Industrias Penoles SAB de CV	2,050	87,903
Kimberly-Clark de Mexico SAB de CV	25,278	49,515
Mexichem SAB de CV	17,117	73,628
Minera Frisco SAB de CV, Class A1 (I)	15,484	65,350
Wal-Mart de Mexico SAB de CV	117,630	314,716

		3,220,935
Netherlands - 3.3%
Aegon NV (L)	35,854	167,011
Akzo Nobel NV	4,510	212,150
ASML Holding NV	8,082	411,837
Corio NV	1,488	65,541
Delta Lloyd NV	2,022	28,077
European Aeronautic Defence &
Space Company NV	7,928	281,148

The accompanying notes are an integral part of the financial statements.

35

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Netherlands (continued)
Fugro NV	1,356	$82,397
Gemalto NV	1,508	108,450
Heineken Holding NV	2,157	96,543
Heineken NV	5,191	271,151
ING Groep NV, ADR (I)	73,466	495,662
Koninklijke (Royal) KPN NV (L)	29,785	285,204
Koninklijke Ahold NV	22,321	276,588
Koninklijke Boskalis Westinster NV	1,189	39,238
Koninklijke DSM NV	2,937	144,904
Koninklijke Philips Electronics NV	19,723	389,995
Koninklijke Vopak NV	1,450	92,983
QIAGEN NV (I)	5,180	86,498
Randstad Holdings NV	2,069	61,101
Reed Elsevier NV	13,962	159,716
Royal Dutch Shell PLC, B Shares	50,370	1,757,924
Royal Dutch Shell PLC, Class A (London
Stock Exchange)	71,055	2,393,578
SBM Offshore NV (I)	2,842	39,442
TNT Express NV	5,935	69,427
Unilever NV	31,604	1,057,798
Wolters Kluwer NV	5,956	94,817

		9,169,180
New Zealand - 0.1%
Auckland International Airport, Ltd.	12,000	23,544
Contact Energy, Ltd. (I)	4,858	18,809
Fletcher Building, Ltd.	16,247	76,844
SKYCITY Entertainment Group, Ltd.	6,852	18,708
Telecom Corp. of New Zealand, Ltd. (L)	32,985	63,342

		201,247
Norway - 0.5%
Aker Solutions ASA	3,681	52,412
DNB ASA	20,289	201,840
Gjensidige Forsikring ASA	4,167	48,481
Norsk Hydro ASA	23,981	108,232
Orkla ASA	16,158	117,282
Statoil ASA	21,233	507,724
Telenor ASA	13,794	230,050
Yara International ASA	3,500	153,277

		1,419,298
Peru - 0.2%
Compania de Minas Buenaventura SA	3,833	142,362
Credicorp SA	2,108	256,544
Credicorp, Ltd., ADR	50	6,295
Southern Peru Copper Corp.	8,208	247,882

		653,083
Philippines - 0.2%
Ayala Corp.	2,827	31,678
Ayala Land, Inc.	163,200	83,960
Bank of the Philippine Islands	44,139	78,415
BDO Unibank, Inc.	6,572	9,938
Energy Development Corp.	207,938	29,780
Filinvest Land, Inc.	98,991	3,020
Globe Telecommunications, Inc.	830	22,010
Jollibee Foods Corp.	10,900	27,053
Manila Electric Company	5,957	35,953
Metropolitan Bank & Trust Company	17,121	37,662
Philippine Long Distance Telephone Company	1,120	70,518
SM Investments Corp.	4,340	75,437
SM Prime Holdings, Ltd.	170,599	53,084

		558,508
Poland - 0.3%
Asseco Poland SA	2,172	31,869
Bank Handlowy w Warszawie SA	326	7,924
Bank Millennium SA (I)	12,341	13,699
Bank Pekao SA	2,114	96,408
Boryszew SA (I)	23,796	4,300
BRE Bank SA (I)	365	32,564
Cyfrowy Polsat SA (I)	6,360	27,911
Eurocash SA	1,306	16,084
Firma Oponiarska Debica SA	64	1,045
Grupa Lotos SA (I)	722	6,063
KGHM Polska Miedz SA	3,252	142,057
Polska Grupa Energetyczna SA	7,406	43,252
Polski Koncern Naftowy Orlen SA (I)	5,652	63,611
Polskie Gornictwo
Naftowe i Gazownictwo SA (I)	27,824	34,699
Powszechna Kasa Oszczednosci
Bank Polski SA	11,445	118,965
Powszechny Zaklad Ubezpieczen SA	969	97,381
Sygnity SA (I)	207	1,299
Telekomunikacja Polska SA	14,172	66,254
TVN SA	4,829	12,701

		818,086
Portugal - 0.1%
Banco Espirito Santo SA (I)(L)	31,059	21,210
EDP - Energias de Portugal SA	37,846	89,407
Galp Energia SGPS SA	3,215	40,777
Jeronimo Martins SGPS SA	4,434	74,822
Portugal Telecom SGPS SA	11,970	52,609

		278,825
Russia - 1.5%
Gazprom OAO, ADR (I)	104,750	995,125
Gazprom OAO, ADR (London Exchange) (I)	3,680	34,835
LUKOIL OAO, ADR (I)	15,215	853,257
Mechel, ADR (L)	2,396	15,454
MMC Norilsk Nickel OJSC, ADR (I)	22,264	367,801
Mobile TeleSystems, ADR	9,447	162,488
NovaTek OAO, ADR	1,689	179,821
Novolipetsk Steel OJSC, ADR	976	15,899
Rosneft Oil Company, GDR (I)	30,000	188,273
Sberbank of Russia, ADR	40,000	432,800
Sistema JSFC - Reg S GDR	1,446	27,062
Surgutneftegas OJSC, ADR
(London Exchange) (I)(L)	20,930	174,556
Surgutneftegas OJSC, ADR, Class B (I)(L)	21,410	122,037
Tatneft, ADR, U.S. Exchange (I)	9,856	330,669
Uralkali OSJC, GDR	6,000	229,680
VTB Bank OJSC, GDR (I)	28,849	102,372

		4,232,129
Singapore - 1.2%
Ascendas Real Estate Investment Trust	35,395	60,432
Capitaland, Ltd.	63,587	137,266
CapitaMall Trust	30,552	46,280
City Developments, Ltd.	12,715	113,633
ComfortDelGro Corp., Ltd.	55,269	67,724
Cosco Corp. Singapore, Ltd.	42,000	32,964
DBS Group Holdings, Ltd.	34,592	381,826
Fraser and Neave, Ltd.	19,200	107,000
Genting Singapore PLC	126,400	141,852
Golden Agri-Resources, Ltd.	210,085	112,308
Hutchison Port Holdings Trust	110,100	78,708
Jardine Cycle and Carriage, Ltd.	1,924	70,987
K-Green Trust	6,562	5,166
Keppel Corp., Ltd.	29,491	241,652

The accompanying notes are an integral part of the financial statements.

36

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Singapore (continued)
Keppel Land, Ltd.	17,755	$45,635
Neptune Orient Lines, Ltd. (I)	15,133	13,358
Olam International, Ltd.	23,293	33,896
Oversea-Chinese Banking Corp., Ltd.	52,502	366,773
SembCorp Industries, Ltd.	17,415	71,198
SembCorp Marine, Ltd.	13,706	52,333
Singapore Airlines, Ltd.	9,880	81,221
Singapore Exchange, Ltd.	16,601	83,338
Singapore Press Holdings, Ltd.	30,059	92,818
Singapore Technologies Engineering, Ltd.	39,202	96,741
Singapore Telecommunications, Ltd.	150,430	393,350
Suntec Real Estate Investment Trust	191	204
United Overseas Bank, Ltd.	25,678	381,590
UOL Group, Ltd.	7,568	29,669
Wilmar International, Ltd.	40,000	114,993

		3,454,915
South Africa - 1.8%
ABSA Group, Ltd.	6,306	109,362
African Bank Investments, Ltd.	13,703	60,937
African Rainbow Minerals, Ltd.	2,145	43,680
Anglo American Platinum, Ltd. (L)	1,160	69,083
AngloGold Ashanti, Ltd.	7,147	244,968
ArcelorMittal Steel South Africa, Ltd. (I)	3,365	21,603
Aspen Pharmacare Holdings, Ltd. (I)	4,269	65,885
Assore, Ltd.	664	24,327
Aveng, Ltd.	7,920	34,756
Bidvest Group, Ltd.	7,302	163,171
Discovery Holdings, Ltd.	9,036	57,614
FirstRand, Ltd.	59,334	192,275
Gold Fields, Ltd.	16,000	204,326
Growthpoint Properties, Ltd.	30,364	85,544
Harmony Gold Mining Company, Ltd.	7,113	66,762
Hulamin, Ltd. (I)	156	114
Impala Platinum Holdings, Ltd.	10,632	176,807
Imperial Holdings, Ltd.	5,062	106,815
Investec, Ltd.	3,621	21,323
Kumba Iron Ore, Ltd.	1,658	111,845
Kumba Resources, Ltd.	2,168	50,632
Liberty Holdings, Ltd.	3,638	38,639
Massmart Holdings, Ltd.	1,777	36,795
MMI Holdings, Ltd.	10,014	22,083
Mr. Price Group, Ltd.	4,517	61,883
MTN Group, Ltd.	32,401	560,076
Naspers, Ltd., ADR	7,296	390,164
Nedbank Group, Ltd.	3,976	84,767
Netcare, Ltd.	11,647	22,804
Northam Platinum, Ltd.	5,619	16,089
Pick’n Pay Stores, Ltd.	2,994	16,080
Pretoria Portland Cement Company, Ltd.	9,199	30,195
Redefine Income Fund, Ltd.	67,758	71,026
Remgro, Ltd.	8,783	141,716
Reunert, Ltd.	5,060	42,187
RMB Holdings, Ltd.	13,774	59,044
RMI Holdings	13,774	29,310
Sanlam, Ltd.	31,836	139,658
Sappi, Ltd. (I)	8,324	28,000
Sasol, Ltd.	10,376	436,499
Shoprite Holdings, Ltd.	8,525	157,517
Standard Bank Group, Ltd.	22,301	302,540
Steinhoff International Holdings, Ltd. (I)	27,133	82,094
Super Group, Ltd. (I)	290	541
The Foschini Group, Ltd.	3,406	53,435
Tiger Brands, Ltd.	3,203	96,212
Trans Hex Group, Ltd. (I)	514	198
Truworths International, Ltd.	7,931	86,985
Vodacom Group, Ltd.	9,731	110,952
Woolworths Holdings, Ltd.	12,136	74,755

		5,104,073
South Korea - 3.5%
Amorepacific Corp.	60	55,821
BS Financial Group, Inc.	2,097	23,404
Cheil Industries, Inc.	840	73,935
CJ CheilJedang Corp.	120	34,260
Daelim Industrial Company, Ltd.	480	38,402
Daewoo Engineering &
Construction Company, Ltd. (I)	6,620	50,971
Daewoo International Corp.	836	24,192
Daewoo Securities Company, Ltd.	3,669	34,157
Daewoo Shipbuilding & Marine
Engineering Company, Ltd.	1,710	39,752
DGB Financial Group, Inc.	3,940	48,022
Dongbu Insurance Company, Ltd.	990	36,540
Dongkuk Steel Mill Company, Ltd.	440	5,947
Doosan Corp.	370	42,123
Doosan Heavy Industries and
Construction Company, Ltd.	580	29,431
Doosan Infracore Company, Ltd. (I)	4,030	65,549
E-Mart Company, Ltd.	447	98,181
GS Engineering & Construction Corp.	1,110	74,974
GS Holdings Corp.	851	39,205
Hana Financial Group, Inc.	4,870	155,458
Hankook Tire Company, Ltd.	1,190	47,290
Hanwha Chemical Corp.	2,217	41,434
Hanwha Corp.	840	20,901
Hite Holdings Company, Ltd.	200	1,641
Honam Petrochemical Corp.	230	48,268
Hyosung Corp.	390	18,800
Hyundai Department Store Company, Ltd.	221	27,618
Hyundai Development Company	1,140	24,318
Hyundai Engineering &
Construction Company, Ltd.	990	56,918
Hyundai Heavy Industries Company, Ltd.	920	209,663
Hyundai Mipo Dockyard Company, Ltd.	143	14,954
Hyundai Mobis	1,291	312,519
Hyundai Motor Company, Ltd.	3,031	621,801
Hyundai Securities Company, Ltd.	2,435	18,271
Hyundai Steel Company	1,100	81,697
Industrial Bank of Korea	2,860	32,185
Kangwon Land, Inc.	1,500	31,958
KB Financial Group, Inc.	5,140	167,418
KB Financial Group, Inc., ADR	2,566	83,883
KCC Corp.	240	58,651
Kia Motors Corp.	3,510	231,194
Korea Electric Power Corp. (I)	3,830	85,743
Korea Electric Power Corp., ADR (I)	3,533	39,499
Korea Exchange Bank (I)	4,620	32,979
Korea Gas Corp.	1,230	43,689
Korea Investment Holdings Company, Ltd.	600	20,131
Korea Zinc Company, Ltd.	133	45,140
Korean Air Lines Company, Ltd. (I)	1,139	50,367
Korean Reinsurance Company, Ltd.	15	147
KT Corp.	2,633	69,645
KT Corp., ADR	1,397	18,412
KT&G Corp.	2,410	170,929
Kumho Industrial Company, Ltd. (I)	120	644
LG Chem, Ltd.	988	255,529
LG Corp.	1,990	96,641
LG Display Company, Ltd. (I)	3,760	71,057

The accompanying notes are an integral part of the financial statements.

37

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
South Korea (continued)
LG Display Company, Ltd., ADR (I)	2,360	$22,302
LG Electronics, Inc.	2,265	122,192
LG Household & Health Care, Ltd.	310	167,044
LG Innotek Company, Ltd. (I)	210	16,588
LG Uplus Corp.	11,952	58,162
Lotte Confectionery Company, Ltd.	44	60,181
Lotte Shopping Company, Ltd.	170	46,402
LS Cable, Ltd.	870	65,593
Mirae Asset Securities Company, Ltd.	875	23,923
NCSoft Corp.	380	91,055
NHN Corp.	828	181,581
OCI Company, Ltd.	240	47,940
Pacific Corp.	20	5,777
POSCO	1,242	396,584
S-Oil Corp.	850	68,345
S1 Corp.	810	40,735
Samsung C&T Corp.	2,810	162,137
Samsung Card Company, Ltd.	1,490	41,681
Samsung Electro-Mechanics Company, Ltd.	1,160	108,720
Samsung Electronics Company, Ltd.	2,132	2,260,395
Samsung Engineering Company, Ltd.	600	95,235
Samsung Fire & Marine
Insurance Company, Ltd.	820	162,358
Samsung Heavy Industries Company, Ltd.	3,350	110,979
Samsung SDI Company, Ltd.	660	88,908
Samsung Securities Company, Ltd.	1,108	47,971
Samsung Techwin Company, Ltd.	677	46,201
Shinhan Financial Group Company, Ltd.	8,575	298,451
Shinsegae Company, Ltd.	158	29,139
SK C&C Company, Ltd.	340	31,852
SK Holdings Company, Ltd.	719	84,380
SK Hynix, Inc. (I)	9,290	196,367
SK Innovation Company, Ltd.	1,280	156,670
SK Networks Company, Ltd.	3,090	23,563
SK Telecom Company, Ltd.	470	51,261
SK Telecom Company, Ltd., ADR (L)	3,498	42,326
STX Pan Ocean Company, Ltd.	3,650	14,590
Woongjin Coway Company, Ltd.	1,930	60,151
Woori Finance Holdings Company, Ltd.	4,570	50,182
Woori Investment & Securities Company, Ltd.	3,944	38,667
Yuhan Corp.	350	40,862

		9,779,708
Spain - 1.8%
Abertis Infraestructuras SA	7,764	105,124
Abertis Infraestructuras SA (I)	388	5,253
Acciona SA (L)	409	24,423
Acerinox SA (I)	1,561	17,537
ACS Actividades de Construccion
y Servicios SA (L)	2,925	62,705
Amadeus IT Holding SA, A Shares	3,903	82,654
Banco Bilbao Vizcaya Argentaria SA	95,586	688,922
Banco de Sabadell SA (L)	34,733	67,793
Banco de Valencia SA (I)	54	10
Banco Popular Espanol SA (L)	20,508	46,494
Banco Santander SA	173,259	1,157,160
Bankia SA (I)(L)	16,798	19,733
CaixaBank (L)	16,396	53,631
Distribuidora Internacional de Alimentacion SA	10,956	51,493
Enagas SA	3,245	59,215
Ferrovial SA	6,635	74,810
Gas Natural SDG SA	5,987	76,908
Grifols SA (I)	1,776	45,048
Grifols SA, B Shares (I)	177	3,359
Iberdrola SA (L)	77,205	365,557
Inditex SA	4,113	425,406
Mapfre SA (L)	15,725	32,053
Red Electrica Corp. SA (L)	2,044	89,138
Repsol YPF SA	15,525	249,614
Telefonica SA (L)	81,421	1,074,190
Zardoya Otis SA	2,239	24,915
Zeltia SA (I)	175	286

		4,903,431
Sweden - 2.0%
Alfa Laval AB	4,804	82,549
Assa Abloy AB, Series B	5,647	157,907
Atlas Copco AB, Series A	14,141	305,323
Atlas Copco AB, Series B	8,309	158,866
Boliden AB (L)	6,000	83,929
Electrolux AB	5,064	101,109
Elekta AB, Series B	1,745	79,579
Getinge AB, Series B	2,912	72,162
Hennes & Mauritz AB, B Shares (L)	19,548	702,806
Holmen AB, Series B	371	10,100
Husqvarna AB, B Shares	6,017	28,484
Investor AB, B Shares (L)	8,347	159,694
Kinnevik Investment AB	3,496	70,217
Lundin Petroleum AB (I)	4,219	79,149
Modern Times Group AB, B Shares	1,128	52,349
Nordea Bank AB	50,017	433,022
Ratos AB	3,992	37,969
Sandvik AB	21,292	274,119
Scania AB, Series B	4,952	85,030
Securitas AB, Series B	3,499	27,220
Skandinaviska Enskilda Banken AB, Series A	26,041	169,747
Skanska AB, Series B	9,559	146,605
SKF AB, B Shares	8,152	161,278
SSAB AB, Series A	2,022	16,826
Svenska Cellulosa AB (B Shares)	10,381	155,906
Svenska Handelsbanken AB, Series A	9,144	301,425
Swedbank AB, Class A	16,866	266,714
Swedish Match AB	4,653	187,785
Tele2 AB, Series B	3,680	57,035
Telefonaktiebolaget LM Ericsson, B Shares (L)	57,711	526,608
Teliasonera AB	40,546	259,388
Volvo AB, Series B	26,104	299,039

		5,549,939
Switzerland - 5.9%
ABB, Ltd. (I)	42,403	692,026
Actelion, Ltd. (I)	2,203	90,482
Adecco SA (I)	2,684	119,443
Aryzta AG (I)	1,799	89,402
Baloise Holding AG	913	60,272
Banque Cantonale Vaudoise	57	30,235
Barry Callebaut AG (I)	34	30,887
Cie Financiere Richemont SA	9,960	546,610
Credit Suisse Group AG (I)	22,354	408,380
GAM Holding, Ltd. (I)	4,378	48,740
Geberit AG (I)	752	148,335
Givaudan AG (I)	160	157,149
Glencore International PLC (L)	27,192	126,327
Holcim, Ltd. (I)	4,745	262,882
Julius Baer Group, Ltd. (I)	3,970	143,739
Kuehne & Nagel International AG	1,037	109,761
Lindt & Spruengli AG (I)	18	55,640
Lindt & Spruengli AG - REG (I)	2	73,476
Lonza Group AG (I)	971	40,434
Nestle SA	62,374	3,720,697

The accompanying notes are an integral part of the financial statements.

38

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Switzerland (continued)
Novartis AG	43,684	$2,436,691
Pargesa Holding SA, ADR	557	33,190
Partners Group Holding AG	253	44,979
Roche Holdings AG	13,498	2,330,125
Schindler Holding AG	934	104,449
Schindler Holding AG - REG	414	46,683
SGS SA	105	196,748
Sika AG (I)	39	75,111
Sonova Holding AG (I)	944	91,092
STMicroelectronics NV	12,348	67,908
Straumann Holding AG	186	27,318
Sulzer AG	500	59,276
Swiss Life Holding (I)	652	61,526
Swiss Prime Site AG (I)	932	77,789
Swiss Re, Ltd. (I)	6,633	416,704
Swisscom AG	448	180,096
Syngenta AG	1,805	616,197
The Swatch Group AG	919	63,938
The Swatch Group AG, BR Shares	571	225,922
Transocean, Ltd. (I)	6,746	303,210
UBS AG (I)	70,095	819,719
Wolseley PLC	5,616	209,827
Xstrata PLC (I)	39,790	502,230
Zurich Financial Services AG (I)	2,744	619,100

		16,564,745
Taiwan - 2.2%
Acer, Inc. (I)	53,424	55,854
Advanced Semiconductor Engineering, Inc.	101,707	82,945
Advantech Company, Ltd.	1,811	6,031
Asia Cement Corp.	34,401	43,361
Asia Optical Company, Inc. (I)	79	86
Asustek Computer, Inc.	14,952	138,309
AU Optronics Corp.	163,827	67,046
Catcher Technology Company, Ltd.	8,184	55,393
Cathay Financial Holdings Company, Ltd.	137,462	136,125
Chang Hwa Commercial Bank, Ltd.	74,120	39,410
Cheng Shin Rubber Industry Company, Ltd.	18,902	47,798
Cheng UEI Precision Industry Company, Ltd.	6,881	13,666
Chimei Innolux Corp. (I)	88,017	36,745
China Airlines, Ltd.	26,874	12,110
China Development Financial Holdings Corp.	213,153	50,879
China Motor Company, Ltd.	65	60
China Steel Corp.	214,324	201,629
Chinatrust Financial Holding Company, Ltd.	215,982	124,320
Chunghwa Telecom Company, Ltd.	72,148	227,208
Compal Communications, Inc. (I)	512	545
Compal Electronics, Inc.	79,764	73,420
D-Link Corp.	361	232
Delta Electronics, Inc.	32,331	100,162
E.Sun Financial Holding Company, Ltd.	47,756	24,736
Epistar Corp. (I)	10,064	22,477
Eternal Chemical Company, Ltd.	4,064	3,055
EVA Airways Corp.	23,623	14,405
Evergreen Marine Corp. (I)	8,799	4,796
Everlight Electronics Company, Ltd.	6,535	11,288
Far Eastern Department Stores Company, Ltd.	18,800	17,853
Far Eastern New Century Corp.	59,354	63,232
Far EasTone
Telecommunications Company, Ltd. (I)	16,159	35,005
First Financial Holding Company, Ltd.	102,577	60,196
Formosa Chemicals & Fibre Corp.	59,740	158,081
Formosa Petrochemical Corp.	24,720	67,253
Formosa Plastics Corp.	75,160	202,113
Formosa Taffeta Company, Ltd.	5,000	4,500
Foxconn Technology Company, Ltd.	13,139	48,141
Fubon Financial Holding Company, Ltd.	105,828	106,835
Hon Hai Precision Industry Company, Ltd.	172,166	519,141
HTC Corp.	13,997	184,036
Hua Nan Financial Holdings Company, Ltd.	71,166	39,498
Inotera Memories, Inc. (I)	428	100
Inventec Company, Ltd.	25,024	8,161
Kinsus Interconnect Technology Corp.	1,035	2,864
Largan Precision Company, Ltd.	1,143	23,999
Lite-On Technology Corp.	38,653	48,775
Macronix International Company, Ltd.	47,677	15,127
MediaTek, Inc.	20,340	188,497
Mega Financial Holding Company, Ltd.	149,420	110,764
Mitac International Corp.	2,814	943
Mosel Vitelic, Inc. (I)	428	46
Motech Industries, Inc. (I)	5,012	6,922
Nan Ya Plastics Corp.	89,240	161,069
Nan Ya Printed Circuit Board Corp.	1,188	2,027
Novatek Microelectronics Corp., Ltd.	7,361	22,787
Pan-International Industrial (I)	324	321
Pegatron Corp.	32,989	43,667
Pou Chen Corp.	36,641	31,354
Powertech Technology, Inc.	13,149	25,703
President Chain Store Corp.	7,496	40,005
Quanta Computer, Inc.	39,771	107,071
Realtek Semiconductor Corp. (I)	5,882	10,848
Richtek Technology Corp.	2,425	14,426
Shin Kong Financial Holding Company, Ltd. (I)	95,063	27,681
Siliconware Precision Industries Company	54,855	57,041
SinoPac Holdings Company, Ltd.	101,171	38,456
Synnex Technology International Corp.	23,741	58,066
Taishin Financial Holdings Company, Ltd.	64,223	24,651
Taiwan Cement Corp.	60,781	72,510
Taiwan Cooperative Financial Holding (I)	41,567	24,678
Taiwan Fertilizer Company, Ltd.	13,000	30,059
Taiwan Glass Industrial Corp.	10,770	9,132
Taiwan Mobile Company, Ltd.	32,257	106,608
Taiwan Semiconductor
Manufacturing Company, Ltd.	416,227	1,139,269
Teco Electric & Machinery Company, Ltd.	16,000	10,456
Transcend Information, Inc.	6,608	18,428
Tripod Technology Corp.	4,110	11,704
Tung Ho Steel Enterprise Corp.	8,132	7,938
U-Ming Marine Transport Corp.	5,000	7,979
Uni-President Enterprises Corp.	73,458	118,011
Unimicron Technology Corp.	20,604	23,572
United Microelectronics Corp.	258,313	113,017
Wafer Works Corp.	140	98
Walsin Lihwa Corp. (I)	28,000	7,855
Wan Hai Lines, Ltd. (I)	5,512	2,726
Wistron Corp.	33,669	41,446
Ya Hsin Industrial Company, Ltd. (I)	22,000	0
Yang Ming Marine Transport Corp. (I)	3,348	1,506
Yuanta Financial Holdings Company, Ltd. (I)	179,932	82,561
Yulon Motor Company, Ltd.	17,510	31,144
Zinwell Corp.	904	977

		6,033,020
Thailand - 0.5%
Advanced Info Service PCL	16,600	96,433
Bangkok Bank PCL	6,300	38,141
Bangkok Bank PCL, Foreign Shares	14,800	96,818
Bank of Ayudhya PCL	99,000	94,324
Banpu PCL	4,100	57,317
BEC World PCL	25,900	41,182

The accompanying notes are an integral part of the financial statements.

39

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Thailand (continued)
Charoen Pokphand Foods PCL	69,900	$84,734
CP ALL PCL	112,790	126,072
Electricity Generating PCL, Foreign Shares	800	2,897
Glow Energy PCL	13,200	25,768
IRPC PCL	214,900	24,224
Kasikornbank PCL (Foreign Shares)	34,500	180,216
Krung Thai Bank PCL	79,500	40,301
PTT Exploration & Production PCL	24,200	128,010
PTT Global Chemical PCL	30,220	52,809
PTT PCL, Foreign Shares	18,200	185,094
Siam Cement PCL (Foreign Shares)	5,000	57,203
Siam Commercial Bank PCL	25,500	118,026
Thai Oil PCL	33,400	60,469

		1,510,038
Turkey - 0.3%
Adana Cimento Sanayii Turk Anonim Sirketi
AS, Class A	685	1,271
Akbank TAS	24,726	90,788
Akcansa Cimento AS	635	2,539
Aksigorta AS	3,270	3,502
Anadolu Efes Biracilik Ve Malt Sanayii AS	3,129	40,127
Asya Katilim Bankasi AS (I)	1,627	1,635
BIM Birlesik Magazalar AS	1,275	52,632
Coca-Cola Icecek AS	502	7,797
Enka Insaat ve Sanayi AS	19,622	52,773
Eregli Demir ve Celik Fabrikalari TAS	26,650	29,742
HACI Omer Sabanci Holding AS	7,225	30,477
Is Gayrimenkul Yatirim Ortakligi AS	3,602	2,278
KOC Holdings AS	15,721	60,066
Tupras Turkiye Petrol Rafinerileri AS	2,088	44,755
Turk Telekomunikasyon AS	9,035	36,954
Turkcell Iletisim Hizmetleri AS (I)	13,561	68,527
Turkiye Garanti Bankasi AS	44,592	175,806
Turkiye Halk Bankasi AS	4,523	35,518
Turkiye Is Bankasi	31,745	84,645
Turkiye Vakiflar Bankasi TAO	22,351	46,640
Yapi ve Kredi Bankasi AS (I)	13,970	28,760

		897,232
Ukraine - 0.0%
Kernel Holding SA (I)	818	14,993
United Kingdom - 13.3%
3i Group PLC	19,182	59,383
Aberdeen Asset Management PLC	16,345	66,567
Admiral Group PLC	4,195	78,463
Aggreko PLC	5,234	170,258
AMEC PLC	6,382	100,728
Anglo American PLC	25,398	833,309
Antofagasta PLC	7,576	130,023
ARM Holdings PLC	25,810	205,536
Associated British Foods PLC	7,091	142,675
AstraZeneca PLC	24,652	1,101,919
Aviva PLC	57,400	245,700
Babcock International Group PLC	7,310	97,814
BAE Systems PLC	64,062	289,905
Balfour Beatty PLC	14,693	68,825
Barclays PLC	221,865	567,928
BG Group PLC	64,290	1,315,877
BHP Billiton PLC	40,056	1,143,857
BP PLC	362,530	2,429,010
British American Tobacco PLC	37,263	1,896,624
British Land Company PLC	16,277	130,390
British Sky Broadcasting Group PLC	22,174	242,009
BT Group PLC	148,981	493,861
Bunzl PLC	6,798	111,364
Burberry Group PLC	8,595	179,285
Capita PLC	13,115	134,858
Capital Shopping Centres Group PLC	12,534	63,390
Carnival PLC	3,504	119,908
Centrica PLC	98,032	488,707
Cobham PLC	22,226	80,948
Compass Group PLC	36,928	387,346
Croda International PLC	2,576	91,466
Diageo PLC	48,001	1,234,839
Enquest PLC (I)	3,012	5,089
Eurasian Natural Resources Corp.	5,661	36,944
Evraz PLC	6,377	26,098
G4S PLC	27,004	118,095
GKN PLC	29,822	84,915
GlaxoSmithKline PLC	96,985	2,199,217
Hammerson PLC	14,734	102,708
HSBC Holdings PLC	343,320	3,027,206
ICAP PLC	11,593	61,376
IMI PLC	6,113	79,784
Imperial Tobacco Group PLC	19,444	748,148
Inmarsat PLC	8,608	66,215
Intercontinental Hotels Group PLC	5,791	139,954
International Consolidated
Airlines Group SA (I)	16,420	41,265
International Personal Finance PLC	84	317
International Power PLC	29,360	191,976
Intertek Group PLC	3,077	129,319
Invensys PLC	17,581	61,369
Investec PLC	11,830	69,060
ITV PLC	70,984	85,687
J Sainsbury PLC	23,445	111,049
Johnson Matthey PLC	4,124	142,995
Kazakhmys PLC	4,514	51,387
Kingfisher PLC	45,532	205,874
Ladbrokes PLC	225	555
Land Securities Group PLC	15,446	179,132
Legal & General Group PLC	112,130	224,831
Lloyds Banking Group PLC (I)	793,819	390,456
London Stock Exchange Group PLC	3,228	50,852
Lonmin PLC, ADR (L)	3,285	40,100
Man Group PLC	39,526	47,258
Marks & Spencer Group PLC	30,655	156,717
Meggitt PLC (I)	16,045	97,302
National Grid PLC	67,680	716,368
Next PLC	3,484	174,700
Old Mutual PLC	94,941	225,954
Pearson PLC	15,729	312,396
Petrofac, Ltd.	4,983	108,936
Prudential PLC	48,505	561,998
Reckitt Benckiser Group PLC	12,227	644,873
Reed Elsevier PLC	23,852	191,352
Resolution, Ltd.	27,922	85,784
Rexam PLC	17,601	116,439
Rio Tinto PLC	26,392	1,260,464
Rolls-Royce Holdings PLC (I)	35,922	484,620
Royal Bank Of Scotland Group PLC (I)	36,257	122,912
RSA Insurance Group PLC	71,854	121,808
SABMiller PLC	18,184	730,403
Schroders PLC	2,472	52,037
Segro PLC	16,204	55,236
Serco Group PLC	10,196	85,730
Severn Trent PLC	4,565	118,235
Smith & Nephew PLC	17,164	171,817
Smiths Group PLC	7,542	120,046

The accompanying notes are an integral part of the financial statements.

40

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
SSE PLC	18,009	$392,628
Standard Chartered PLC	46,620	1,016,355
Standard Life PLC	48,312	177,177
Tate & Lyle PLC	9,487	96,404
Tesco PLC	154,652	751,741
The Sage Group PLC	26,415	114,776
The Weir Group PLC	4,214	101,637
TUI Travel PLC	11,838	31,590
Tullow Oil PLC	17,144	395,757
Unilever PLC	24,678	829,407
United Utilities Group PLC	13,597	143,864
Vedanta Resources PLC (L)	2,400	34,573
Vodafone Group PLC	951,206	2,672,543
Whitbread PLC	3,406	108,689
WM Morrison Supermarket PLC	41,676	173,935

		37,179,206
United States - 0.1%
Brookfield Office Properties, Inc.	5,034	88,111
Catamaran Corp. (I)	1,200	119,175
Sims Metal Management, Ltd.	2,467	24,436
Southern Copper Corp.	266	8,382

		240,104

TOTAL COMMON STOCKS (Cost $252,492,872)		$265,229,564

PREFERRED SECURITIES - 1.9%
Brazil - 1.5%
AES Tiete SA	3,400	48,397
Banco Bradesco SA	36,535	544,614
Banco do Estado do Rio Grande do Sul SA	4,032	28,506
Bradespar SA	4,600	75,441
Braskem SA, A Shares	4,100	27,313
Centrais Eletricas Brasileiras SA	4,300	41,790
Cia Brasileira de Distribuicao Grupo Pao
de Acucar	2,536	101,011
Cia Paranaense de Energia	1,700	37,411
Companhia de Transmissao de Energia
Eletrica Paulista	1,616	51,574
Companhia Energetica de Minas Gerais	11,786	220,228
Companhia Energetica de Sao Paulo	2,583	47,197
Eletropaulo Metropolitana Eletricidade de
Sao Paulo SA	1,351	17,045
Gerdau SA	17,000	149,813
Investimentos Itau SA	58,411	247,196
Itau Unibanco Holding SA	45,900	646,508
Klabin SA	16,000	72,492
Lojas Americanas SA	7,557	49,850
Metalurgica Gerdau SA	5,500	60,627
OI SA	30,671	125,981
Petroleo Brasileiro SA	72,951	662,861
Telefonica Brasil SA	5,054	125,765
Usinas Siderurgicas de Minas Gerais SA	10,150	31,938
Vale SA	38,500	750,640

		4,164,198
Germany - 0.3%
Bayerische Motoren Werke AG	1,201	59,250
Henkel AG & Company KGaA	3,446	228,855
Porsche Automobil Holding SE (L)	2,904	144,606
RWE AG	824	30,507
Volkswagen AG	2,749	435,847

		899,065
Malaysia - 0.0%
Malaysian Airline System BHD (I)	2,300	699
South Korea - 0.1%
Hyundai Motor Company, Ltd. -2nd Preferred	560	36,760
Hyundai Securities Company	980	6,685
Samsung Electronics Company, Ltd.	440	291,181

		334,626

TOTAL PREFERRED SECURITIES (Cost $4,274,640)		$5,398,588

RIGHTS - 0.0%
Cencosud SA (Expiration Date 07/21/2012;
Strike price CLP 2600) (I)	5,314	$1,719
Ivanhoe Mines, Ltd. (Expiration Date
07/19/2012; Strike price $7.00) (I)(L)	6,165	5,571
Repsol YPF SA (Expiration Date 07/05/2012;
Strike price EUR 0.554) (I)	15,525	10,884
Zardoya Otis SA (Expiration Date 06/29/2012;
Strike price EUR .427) (I)	2,239	1,210

TOTAL RIGHTS (Cost $12,504)		$19,384

WARRANTS - 0.0%
Golden Agri-Resources, Ltd. (Expiration Date:
07/23/2012, Strike Price: SGD 0.54) (I)	12,210	1,205
Kinross Gold Corp. (Expiration Date:
09/17/2014, Strike Price: $21.30) (I)	605	238

TOTAL WARRANTS (Cost $2,883)		$1,443

SECURITIES LENDING COLLATERAL - 6.7%
John Hancock Collateral
Investment Trust, 0.3542% (W)(Y)	1,872,476	$18,738,991

TOTAL SECURITIES LENDING
COLLATERAL (Cost $18,738,920)		$18,738,991

SHORT-TERM INVESTMENTS - 0.6%
Money Market Funds - 0.6%
AIM Short-Term Investment Trust, STIC Prime
Portfolio, Institutional Class 0.080% (Y)	1,717,318	1,717,318

TOTAL SHORT-TERM INVESTMENTS (Cost $1,717,318)		$1,717,318

Total Investments (International Equity Index Trust B)
(Cost $277,239,137) - 104.1%		$291,105,288
Other assets and liabilities, net - (4.1%)		(11,585,495)

TOTAL NET ASSETS - 100.0%		$279,519,793

International Index Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 94.8%
Australia - 8.3%
AGL Energy, Ltd.	9,205	$139,592
Alumina, Ltd.	48,369	39,722
Amcor, Ltd.	23,905	174,209
AMP, Ltd.	56,555	224,564
APA Group, Ltd.	12,759	65,381
Asciano, Ltd.	19,328	86,930
ASX, Ltd.	3,471	106,478
Australia & New Zealand Banking Group, Ltd.	53,087	1,205,133
Bendigo and Adelaide Bank, Ltd.	7,738	58,984
BGP Holdings PLC (I)	164,392	0
BHP Billiton, Ltd.	63,885	2,082,430
Boral, Ltd.	14,759	44,806

The accompanying notes are an integral part of the financial statements.

41

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

International Index Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Australia (continued)
Brambles, Ltd.	29,328	$186,018
Caltex Australia, Ltd.	2,675	37,370
Campbell Brothers, Ltd.	1,337	74,902
Centro Retail Australia	25,223	51,256
CFS Retail Property Trust Group	32,302	64,242
Coca-Cola Amatil, Ltd.	11,283	154,968
Cochlear, Ltd.	1,128	76,395
Commonwealth Bank of Australia	31,329	1,714,522
Computershare, Ltd.	8,807	67,325
Crown, Ltd.	7,936	69,322
CSL, Ltd.	10,290	417,346
Dexus Property Group	91,042	87,082
Echo Entertainment Group, Ltd.	12,464	54,676
Fairfax Media, Ltd. (L)	44,279	25,351
Fortescue Metals Group, Ltd.	27,759	141,868
Goodman Group	30,647	116,165
GPT Group	28,667	96,971
Harvey Norman Holding, Ltd. (L)	10,538	21,224
Iluka Resources, Ltd.	8,295	97,202
Incitec Pivot, Ltd.	32,264	95,112
Insurance Australia Group, Ltd.	41,197	147,631
Leighton Holdings, Ltd.	3,005	50,655
Lend Lease Corp.	10,760	79,870
Lynas Corp., Ltd. (I)	33,966	30,032
Macquarie Group, Ltd.	6,561	176,651
Metcash, Ltd.	15,277	52,880
Mirvac Group	67,680	88,634
National Australia Bank, Ltd.	44,356	1,077,203
Newcrest Mining, Ltd.	15,147	352,566
Orica, Ltd.	7,230	184,025
Origin Energy, Ltd.	21,521	270,701
OZ Minerals, Ltd.	6,237	50,609
Qantas Airways, Ltd. (I)	21,979	24,361
QBE Insurance Group, Ltd.	22,935	316,209
QR National, Ltd.	33,846	118,676
Ramsay Health Care, Ltd.	2,602	60,440
Rio Tinto, Ltd.	8,633	507,438
Santos, Ltd.	18,712	205,503
Sonic Healthcare, Ltd.	7,339	95,708
SP Ausnet	32,939	34,389
Stockland	45,892	145,306
Suncorp Group, Ltd.	25,489	212,727
Sydney Airport	7,365	21,944
TABCORP Holdings, Ltd.	14,110	42,518
Tatts Group, Ltd.	26,544	71,555
Telstra Corp., Ltd.	86,267	326,897
Toll Holdings, Ltd.	13,500	55,434
Transurban Group, Ltd.	26,005	151,625
Wesfarmers, Ltd.	19,940	613,868
Westfield Group	43,453	423,349
Westfield Retail Trust	57,475	168,487
Westpac Banking Corp.	60,510	1,316,367
Whitehaven Coal, Ltd.	9,039	38,899
Woodside Petroleum, Ltd.	12,770	408,952
Woolworths, Ltd.	24,306	668,523
WorleyParsons, Ltd.	4,074	105,820

		16,573,998
Austria - 0.3%
Andritz AG	1,441	74,186
Erste Group Bank AG (I)	4,258	80,950
Immoeast AG (I)	7,589	0
IMMOFINANZ AG (I)	18,414	58,617
OMV AG	2,932	92,045
Raiffeisen Bank International AG (L)	968	31,704
Telekom Austria AG	6,574	64,618
Verbund AG, Class A	1,348	30,859
Vienna Insurance Group AG Wiener
Versicherung Gruppe	760	30,704
Voestalpine AG (L)	2,176	57,693

		521,376
Belgium - 1.1%
Ageas	46,276	91,663
Anheuser-Busch InBev NV	15,909	1,236,809
Belgacom SA	3,013	85,605
Colruyt SA	1,503	66,975
Delhaize Group SA	2,019	73,949
Groupe Bruxelles Lambert SA	1,599	108,668
KBC Groep NV (L)	3,192	67,762
Mobistar SA (I)	595	20,349
Solvay SA	1,174	116,147
Telenet Group Holding NV (I)	1,123	49,055
UCB SA	2,179	109,956
Umicore SA	2,259	104,428

		2,131,366
Bermuda - 0.1%
Seadrill, Ltd.	6,972	248,901
China - 0.0%
Yangzijiang Shipbuilding Holdings, Ltd. (L)	38,452	30,851
Denmark - 1.1%
A P Moller Maersk A/S	11	68,742
A P Moller Maersk A/S, Series A	26	171,103
Carlsberg A/S	2,119	166,971
Coloplast A/S	451	81,059
Danske Bank A/S (I)	12,924	180,071
DSV A/S, ADR	3,764	74,686
Novo Nordisk A/S	8,069	1,167,351
Novozymes A/S, B shares	4,836	125,348
TDC A/S	9,805	68,153
TrygVesta A/S	486	27,287
William Demant Holdings A/S (I)	520	46,733

		2,177,504
Finland - 0.7%
Elisa OYJ, Class A	2,805	56,476
Fortum OYJ	8,800	167,203
Kesko OYJ, B Shares	1,260	32,938
Kone OYJ	3,085	186,813
Metso OYJ	2,532	87,664
Neste Oil OYJ	2,541	28,631
Nokia OYJ (L)	74,199	152,853
Nokian Renkaat OYJ	2,198	83,775
Orion OYJ, Series B	1,907	36,176
Pohjola Bank OYJ	2,737	31,964
Sampo OYJ	8,304	215,859
Stora Enso OYJ, Series R (L)	10,921	67,404
UPM-Kymmene OYJ	10,404	117,916
Wartsila OYJ	3,321	109,168

		1,374,840
France - 8.3%
Accor SA	2,926	92,124
Aeroports de Paris	584	44,129
Air Liquide SA	6,120	700,193
Alcatel-Lucent (I)	45,975	76,384
Alstom SA (L)	4,084	129,721
Arkema SA	1,225	80,265
AtoS	1,076	64,434

The accompanying notes are an integral part of the financial statements.

42

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

International Index Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
France (continued)
AXA SA	35,027	$468,809
BioMerieux SA	1	82
BNP Paribas SA	19,143	738,992
Bouygues SA	3,743	100,867
Bureau Veritas SA	1,083	96,268
Cap Gemini SA	2,932	108,085
Carrefour SA	11,440	211,387
Casino Guichard Perrachon SA	1,096	96,235
Christian Dior SA	1,080	148,738
Cie de Saint-Gobain	7,958	294,481
Cie Generale d’Optique
Essilor International SA	4,029	374,270
Cie Generale de Geophysique-Veritas (I)	2,708	69,969
Cie Generale des Etablissements Michelin	3,567	233,298
CNP Assurances	2,943	35,958
Credit Agricole SA (I)	19,805	87,423
Danone SA	11,452	710,967
Dassault Systemes SA	1,210	113,670
Edenred	3,356	95,229
EDF SA	4,763	106,042
Eurazeo	584	22,514
Eutelsat Communications	2,616	80,434
Fonciere Des Regions	483	34,798
France Telecom SA (L)	36,733	483,393
GDF Suez	24,547	585,665
Gecina SA	434	38,833
Groupe Eurotunnel SA	11,106	90,310
ICADE (L)	464	35,199
Iliad SA	452	65,399
Imerys SA	668	34,113
JCDecaux SA	1,319	29,105
Klepierre SA	1,886	62,148
L’Oreal SA	4,763	557,953
Lafarge SA (L)	3,699	165,550
Lagardere SCA	2,338	65,273
Legrand SA, ADR	4,707	160,086
LVMH Moet Hennessy Louis Vuitton SA	5,031	766,816
Natixis (L)	18,327	49,594
Pernod-Ricard SA	4,196	448,873
Peugeot SA (I)	4,571	45,203
PPR	1,508	215,342
Publicis Groupe SA (L)	2,894	132,347
Remy Cointreau SA	442	48,425
Renault SA (L)	3,808	152,685
Rexel SA	2,130	36,361
Safran SA	4,544	168,664
Sanofi	23,910	1,813,120
Schneider Electric SA	10,330	575,574
SCOR SE	3,233	78,440
Societe BIC SA	567	58,577
Societe Generale SA (I)	13,839	326,284
Sodexo	1,868	145,552
Suez Environnement Company	5,560	59,851
Technip SA	1,966	205,162
Thales SA	1,833	60,656
Total SA	42,056	1,897,951
Unibail-Rodamco SE	1,819	335,598
Vallourec SA	2,045	83,933
Veolia Environnement SA	6,692	84,682
Vinci SA	8,982	420,387
Vivendi SA	25,535	474,712
Wendel SA	651	48,169
Zodiac Aerospace	676	68,785

		16,590,536
Germany - 7.1%
Adidas AG	4,145	297,291
Allianz SE	9,021	907,105
Axel Springer AG	784	33,713
BASF SE	18,197	1,264,484
Bayer AG	16,384	1,181,428
Beiersdorf AG	1,997	129,571
BMW AG	6,560	475,324
Brenntag AG	918	101,556
Celesio AG	1,686	27,531
Commerzbank AG (I)	72,058	122,404
Continental AG	1,585	132,124
Daimler AG	17,957	807,597
Deutsche Bank AG	18,416	669,298
Deutsche Boerse AG	3,864	208,549
Deutsche Lufthansa AG	4,536	52,505
Deutsche Post AG	16,769	296,998
Deutsche Telekom AG	55,649	610,483
E.ON AG	35,680	768,563
Fraport AG	728	39,197
Fresenius Medical Care AG &
Company KGaA	4,157	294,239
Fresenius SE & Company KGaA	2,457	254,779
GEA Group AG	3,460	91,871
Hannover Rueckversicherung AG	1,195	70,957
HeidelbergCement AG	2,786	133,746
Henkel AG & Company, KGaA	2,572	142,531
Hochtief AG (I)	610	29,542
Hugo Boss AG	411	40,652
Infineon Technologies AG	21,530	145,983
K&S AG	3,413	155,723
Kabel Deutschland Holding AG	1,783	110,961
Lanxess AG	1,648	103,954
Linde AG	3,389	527,864
MAN SE	838	85,645
Merck KGaA	1,280	127,734
Metro AG	2,569	74,939
Muenchener Rueckversicherungs AG	3,554	501,433
RWE AG	9,696	396,362
Salzgitter AG	775	31,859
SAP AG	18,230	1,076,545
Siemens AG	16,302	1,370,308
Suedzucker AG	1,313	46,446
ThyssenKrupp AG	7,646	124,563
United Internet AG	1,884	32,342
Volkswagen AG	584	88,110
Wacker Chemie AG (L)	310	21,308

		14,206,117
Greece - 0.0%
Coca Cola Hellenic Bottling Company SA (I)	3,995	70,873
OPAP SA	4,427	27,859

		98,732
Hong Kong - 2.8%
AIA Group, Ltd.	202,765	699,123
ASM Pacific Technology, Ltd.	3,966	50,601
Bank of East Asia, Ltd. (L)	26,551	95,619
BOC Hong Kong Holdings, Ltd.	73,143	225,102
Cathay Pacific Airways, Ltd.	22,978	37,228
Cheung Kong Holdings, Ltd.	27,140	335,377
Cheung Kong Infrastructure Holdings, Ltd.	9,168	55,051
CLP Holdings, Ltd.	35,548	302,122
First Pacific Company, Ltd.	41,245	42,972
Foxconn International Holdings, Ltd. (I)	43,216	15,763
Galaxy Entertainment Group, Ltd. (I)(L)	29,417	73,813

The accompanying notes are an integral part of the financial statements.

43

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

International Index Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Hong Kong (continued)
Hang Lung Group, Ltd.	17,122	$105,524
Hang Lung Properties, Ltd.	43,926	149,526
Hang Seng Bank, Ltd.	15,113	206,337
Henderson Land Development Company, Ltd.	18,435	102,661
HKT Trust and HKT, Ltd.	1,697	1,330
Hong Kong & China Gas Company, Ltd.	102,780	218,333
Hong Kong Exchanges & Clearing, Ltd.	20,302	290,967
Hopewell Holdings, Ltd.	11,091	31,584
Hutchison Whampoa, Ltd.	42,536	367,889
Hysan Development Company, Ltd.	12,357	47,001
Kerry Properties, Ltd.	14,029	59,750
Li & Fung, Ltd.	112,498	218,002
Lifestyle International Holdings, Ltd.	9,383	20,604
MGM China Holdings, Ltd.	18,800	28,915
MTR Corp., Ltd.	28,685	98,166
New World Development Company, Ltd.	73,017	86,107
Noble Group, Ltd.	76,173	68,010
NWS Holdings, Ltd.	27,459	39,912
Orient Overseas International, Ltd. (I)	4,283	21,016
PCCW, Ltd.	78,914	28,889
Power Assets Holdings, Ltd.	27,536	206,573
Shangri-La Asia, Ltd.	31,433	59,958
Sino Land Company, Ltd.	57,444	87,048
SJM Holdings, Ltd.	38,294	71,251
Sun Hung Kai Properties, Ltd.	31,530	373,939
Swire Pacific, Ltd.	13,641	158,937
The Link REIT	44,847	183,064
Wharf Holdings, Ltd.	29,511	164,261
Wheelock and Company, Ltd.	17,802	67,296
Wing Hang Bank, Ltd.	3,511	33,935
Yue Yuen Industrial Holdings, Ltd.	14,489	45,233

		5,574,789
Ireland - 0.8%
CRH PLC	14,000	269,149
CRH PLC (London Exchange)	761	14,768
Elan Corp. PLC (I)	9,036	131,721
Elan Corp. PLC (European
Composite Exchange) (I)	423	6,156
Experian PLC	19,910	281,252
James Hardie Industries, Ltd.	8,633	70,711
Kerry Group PLC	2,443	106,950
Kerry Group PLC (London Exchange)	124	5,416
Ryanair Holdings PLC, ADR (I)(L)	1,056	32,102
Shire PLC	11,145	320,315
WPP PLC	24,968	303,469

		1,542,009
Israel - 0.5%
Bank Hapoalim, Ltd.	20,963	64,951
Bank Leumi Le-Israel, Ltd.	24,774	60,409
Bezeq The
Israeli Telecommunication Corp., Ltd.	37,565	39,749
Delek Group, Ltd.	94	13,883
Elbit Systems, Ltd.	468	16,195
Israel Chemicals, Ltd.	8,813	97,294
Israel Corp., Ltd.	46	25,898
Mizrahi Tefahot Bank, Ltd. (I)	2,440	19,008
Nice Systems, Ltd. (I)	1,198	43,735
Teva Pharmaceutical Industries, Ltd.	18,664	735,660

		1,116,782
Italy - 2.0%
Assicurazioni Generali SpA	23,137	313,983
Atlantia SpA	6,555	83,722
Autogrill SpA	2,268	20,597
Banca Intesa SpA (L)	18,481	21,160
Banca Monte dei Paschi di Siena SpA (I)(L)	127,365	31,953
Banco Popolare Societa Cooperativa (I)	34,953	46,985
Beni Stabili SpA	8	3
Enel Green Power SpA	34,675	54,976
Enel SpA (L)	130,413	420,853
ENI SpA	47,613	1,016,126
Exor SpA	1,270	27,349
Fiat Industrial SpA	16,955	167,082
Fiat SpA (I)	17,343	87,757
Finmeccanica SpA (I)(L)	8,019	32,428
Intesa Sanpaolo SpA (L)	199,641	285,547
Luxottica Group SpA	2,316	81,207
Mediaset SpA (L)	14,049	24,579
Mediobanca SpA	10,237	45,333
Pirelli & C. SpA (L)	4,712	49,705
Prysmian SpA	4,035	60,353
Saipem SpA	5,245	233,589
Snam SpA	31,833	141,912
Telecom Italia SpA	186,059	183,349
Telecom Italia SpA, RSP	119,373	96,024
Terna Rete Elettrica Nazionale SpA	25,880	93,248
UniCredit SpA (I)	80,264	304,141
Unione di Banche Italiane SCPA	16,979	55,729

		3,979,690
Japan - 20.8%
ABC-MART, Inc.	519	19,397
Advantest Corp.	2,921	45,679
AEON Company, Ltd.	11,905	148,396
AEON Credit Service Company, Ltd.	1,530	28,371
Aeon Mall Company, Ltd.	1,414	30,077
Air Water, Inc.	2,825	34,170
Aisin Seiki Company, Ltd.	3,839	127,752
Ajinomoto Company, Inc.	12,550	174,469
Alfresa Holdings Corp.	860	45,583
All Nippon Airways Company, Ltd.	16,248	46,079
Amada Company, Ltd.	7,007	41,561
Aozora Bank, Ltd.	11,288	26,942
Asahi Glass Company, Ltd.	19,652	132,276
Asahi Group Holdings, Ltd.	7,641	164,110
Asahi Kasei Corp.	24,611	133,516
Asics Corp.	2,932	37,252
Astellas Pharma, Inc.	8,770	383,073
Bank of Kyoto, Ltd.	6,326	47,916
Benesse Holdings, Inc.	1,326	59,283
Bridgestone Corp.	12,887	295,599
Brother Industries, Ltd.	4,703	53,824
Canon, Inc. (L)	22,502	901,042
Casio Computer Company, Ltd. (L)	4,425	29,014
Central Japan Railway Company, Ltd.	30	237,090
Chiba Bank, Ltd.	14,885	89,399
Chiyoda Corp.	3,018	36,973
Chubu Electric Power Company, Inc.	12,800	207,819
Chugai Pharmaceutical Company, Ltd. (L)	4,470	84,627
Chugoku Bank, Ltd.	3,408	44,407
Chugoku Electric Power Company, Inc.	5,891	96,993
Chuo Mitsui Trust Holdings, Inc.	61,699	184,325
Citizen Watch Company, Ltd.	5,230	30,698
Coca-Cola West Japan Company, Ltd.	1,192	20,786
Cosmo Oil Company, Ltd.	10,580	26,905
Credit Saison Company, Ltd.	3,092	68,613
Dai Nippon Printing Company, Ltd.	10,897	85,320
Daicel Corp.	5,691	34,952
Daido Steel Company, Ltd.	5,546	34,539

The accompanying notes are an integral part of the financial statements.

44

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

International Index Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Daihatsu Motor Company, Ltd.	3,796	$66,499
Daiichi Sankyo Company, Ltd.	13,335	224,522
Daikin Industries, Ltd.	4,675	131,264
Dainippon Sumitomo Pharma Company, Ltd.	3,106	31,680
Daito Trust Construction Company, Ltd.	1,414	134,134
Daiwa House Industry Company, Ltd.	10,341	146,808
Daiwa Securities Group, Inc.	33,394	125,729
Dena Company, Ltd.	2,110	56,010
Denki Kagaku Kogyo KK	9,341	32,602
Denso Corp.	9,587	326,428
Dentsu, Inc.	3,626	107,266
East Japan Railway Company	6,728	422,411
Eisai Company, Ltd.	5,015	220,178
Electric Power Development Company, Ltd.	2,280	59,795
Elpida Memory, Inc. (I)	5,033	0
FamilyMart Company, Ltd.	1,140	52,197
FANUC Corp.	3,839	630,737
Fast Retailing Company, Ltd.	1,034	207,573
Fuji Electric Company, Ltd.	10,897	26,615
Fuji Heavy Industries, Ltd.	11,481	92,673
FUJIFILM Holdings Corp.	9,129	172,587
Fujitsu, Ltd.	37,285	178,659
Fukuoka Financial Group, Inc.	15,080	58,926
Furukawa Electric Company, Ltd. (I)	12,420	29,427
Gree, Inc. (L)	1,813	36,433
GS Yuasa Corp.	6,812	31,136
Gunma Bank	7,590	35,904
Hakuhodo DY Holdings, Inc.	459	30,391
Hamamatsu Photonics KK	1,407	47,644
Hankyu Hanshin Holdings, Inc.	23,000	116,145
Hino Motors, Ltd.	5,061	36,574
Hirose Electric Company, Ltd.	625	61,796
Hisamitsu Pharmaceutical Company, Inc.	1,210	59,596
Hitachi Chemical, Ltd.	2,036	31,906
Hitachi Construction
Machinery Company, Ltd. (L)	2,104	39,610
Hitachi High-Technologies Corp.	1,210	29,818
Hitachi Metals, Ltd.	3,212	38,267
Hitachi, Ltd.	89,127	548,142
Hokkaido Electric Power Company, Inc.	3,674	47,486
Hokuhoku Financial Group, Inc.	417	677
Hokuriku Electric Power Company	3,383	52,650
Honda Motor Company, Ltd.	32,280	1,124,462
Hoya Corp.	8,586	189,183
Ibiden Company, Ltd.	2,357	42,567
Idemitsu Kosan Company, Ltd.	433	38,721
IHI Corp.	25,780	55,020
Inpex Corp.	43	241,072
Isetan Mitsukoshi Holdings, Ltd.	7,017	74,433
Isuzu Motors, Ltd.	23,154	123,788
ITOCHU Corp.	29,849	313,225
Itochu Techno-Science Corp.	448	21,673
Iyo Bank, Ltd.	4,770	38,069
J Front Retailing Company, Ltd.	9,439	47,424
Japan Petroleum Exploration Company, Ltd.	558	21,246
Japan Prime Realty Investment Corp.	13	36,620
Japan Real Estate Investment Corp.	11	101,131
Japan Retail Fund Investment Corp.	37	58,669
Japan Tobacco, Inc.	17,800	527,477
JFE Holdings, Inc.	9,091	152,011
JGC Corp.	4,089	118,349
Joyo Bank, Ltd.	12,746	58,029
JSR Corp.	3,597	62,401
JTEKT Corp.	4,442	45,881
Jupiter Telecommunications Company, Ltd.	41	41,853
JX Holdings, Inc.	44,482	228,504
Kajima Corp.	16,441	48,239
Kamigumi Company, Ltd.	4,867	38,847
Kaneka Corp.	5,466	30,242
Kansai Electric Power Company, Ltd.	14,842	177,802
Kansai Paint Company, Ltd.	4,283	45,864
Kao Corp.	10,465	288,625
Kawasaki Heavy Industries, Ltd.	27,725	75,856
Kawasaki Kisen Kaisha, Ltd. (L)	14,205	28,118
KDDI Corp.	53	341,868
Keikyu Corp.	9,146	83,219
Keio Corp.	11,288	81,837
Keisei Electric Railway Company, Ltd.	5,354	45,210
Keyence Corp.	889	219,866
Kikkoman Corp.	3,116	38,535
Kinden Corp.	2,574	16,899
Kintetsu Corp. (L)	31,712	126,454
Kirin Holdings Company, Ltd. (L)	16,956	199,839
Kobe Steel, Ltd.	49,540	59,509
Koito Manufacturing Company, Ltd.	1,851	25,923
Komatsu, Ltd.	18,504	443,503
Konami Corp.	2,022	45,924
Konica Minolta Holdings, Inc.	9,341	73,614
Kubota Corp.	21,569	199,055
Kuraray Company, Ltd.	6,824	88,333
Kurita Water Industries, Ltd.	2,201	50,891
Kyocera Corp.	2,989	258,091
Kyowa Hakko Kogyo Company, Ltd.	5,061	51,998
Kyushu Electric Power Company, Inc.	8,463	100,397
Lawson, Inc.	1,181	82,626
LIXIL Group Corp.	5,288	111,870
Mabuchi Motor Company, Ltd.	471	18,770
Makita Corp.	2,192	77,068
Marubeni Corp.	33,199	220,964
Marui Group Company, Ltd.	4,452	33,978
Maruichi Steel Tube, Ltd.	916	19,707
Mazda Motor Corp. (I)	51,474	69,869
McDonald’s Holdings Company, Ltd. (L)	1,297	36,494
Mediceo Holdings Company, Ltd.	2,863	40,510
MEIJI Holdings Company, Ltd.	1,246	57,199
Miraca Holdings, Inc.	1,083	45,032
Mitsubishi Chemical Holdings Corp.	26,911	118,519
Mitsubishi Corp.	27,804	561,463
Mitsubishi Electric Corp.	38,645	322,088
Mitsubishi Estate Company, Ltd.	24,417	438,020
Mitsubishi Gas & Chemicals Company, Inc.	7,509	42,677
Mitsubishi Heavy Industries, Ltd.	60,238	244,598
Mitsubishi Logistics Corp.	2,246	23,705
Mitsubishi Materials Corp.	21,792	63,090
Mitsubishi Motors Corp. (I)	76,580	77,058
Mitsubishi Tanabe Pharma Corp.	4,481	64,387
Mitsubishi UFJ Financial Group	252,434	1,208,097
Mitsubishi UFJ Lease &
Finance Company, Ltd.	1,158	48,246
Mitsui & Company, Ltd.	34,381	510,102
Mitsui Chemicals, Inc.	16,956	42,489
Mitsui Fudosan Company, Ltd.	16,344	317,054
Mitsui O.S.K. Lines, Ltd.	21,375	76,995
Mizuho Financial Group, Inc.	452,185	765,473
MS&AD Insurance Group Holdings	10,011	175,227
Murata Manufacturing Company, Ltd.	4,053	212,613
Nabtesco Corp.	2,060	45,802
Namco Bandai Holdings, Inc.	3,616	49,703
NEC Corp.	51,776	80,363
Nexon Company, Ltd. (I)	2,100	41,083

The accompanying notes are an integral part of the financial statements.

45

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

International Index Trust (continued)
	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Japan (continued)
NGK Insulators, Ltd.	4,963	$54,778
NGK Spark Plug Company, Ltd.	4,018	53,049
NHK Spring Company, Ltd.	3,163	34,058
Nidec Corp.	2,124	161,073
Nikon Corp.	6,747	204,969
Nintendo Company, Ltd.	2,139	249,587
Nippon Building Fund, Inc.	12	116,196
Nippon Electric Glass Company, Ltd.	7,784	46,297
Nippon Express Company, Ltd.	16,539	68,274
Nippon Meat Packers, Inc.	3,384	44,814
Nippon Paper Group, Inc. (L)	1,930	30,639
Nippon Steel Corp.	101,507	230,012
Nippon Telegraph & Telephone Corp.	8,615	400,272
Nippon Yusen Kabushiki Kaisha (L)	31,865	84,626
Nishi-Nippon City Bank, Ltd.	13,231	32,242
Nissan Motor Company, Ltd.	49,271	466,631
Nisshin Seifun Group, Inc.	3,700	43,311
Nisshin Steel Company	13,524	18,988
Nissin Food Products Company, Ltd.	1,150	43,816
Nitori Holdings Company, Ltd.	679	64,296
Nitto Denko Corp.	3,224	137,505
NKSJ Holdings, Inc.	7,389	157,486
NOK Corp.	2,027	43,165
Nomura Holdings, Inc.	71,995	268,869
Nomura Real Estate Holdings, Inc.	1,860	34,057
Nomura Real Estate Office Fund, Inc.	5	28,231
Nomura Research Institute, Ltd.	1,977	43,574
NSK, Ltd.	8,591	55,463
NTN Corp.	9,341	29,334
NTT Data Corp.	25	76,765
NTT DoCoMo, Inc.	303	504,246
NTT Urban Development Corp.	24	19,393
Obayashi Corp.	12,647	55,417
Odakyu Electric Railway Company, Ltd.	12,259	121,967
OJI Paper Company, Ltd.	15,637	60,045
Olympus Corp. (I)	4,334	70,292
Omron Corp.	4,062	85,767
Ono Pharmaceutical Company, Ltd.	1,608	101,142
Oracle Corp. Japan	743	31,978
Oriental Land Company, Ltd.	975	111,507
ORIX Corp.	2,076	193,231
Osaka Gas Company, Ltd.	37,576	157,503
Otsuka Corp.	314	26,938
Otsuka Holdings Company, Ltd.	7,196	220,488
Panasonic Corp.	43,743	355,787
Rakuten, Inc.	14,400	149,124
Resona Holdings, Inc.	37,370	154,240
Ricoh Company, Ltd.	13,038	110,063
Rinnai Corp.	636	43,819
Rohm Company, Ltd.	1,881	72,352
Sankyo Company, Ltd.	953	46,497
Sanrio Company, Ltd. (L)	869	31,673
Santen Pharmaceutical Company, Ltd.	1,443	59,181
SBI Holdings, Inc.	445	33,001
Secom Company, Ltd.	4,199	192,747
Sega Sammy Holdings, Inc.	3,956	80,460
Seiko Epson Corp.	2,536	25,706
Sekisui Chemical Company, Ltd.	8,465	78,828
Sekisui House, Ltd.	11,189	105,602
Seven & I Holdings Company, Ltd.	14,891	448,685
Seven Bank, Ltd.	10,417	26,731
Sharp Corp.	19,457	98,769
Shikoku Electric Power Company, Inc.	3,363	71,410
Shimadzu Corp.	4,575	39,477
Shimamura Company, Ltd.	433	50,086
Shimano, Inc.	1,462	95,629
Shimizu Corp.	11,580	40,193
Shin-Etsu Chemical Company, Ltd.	8,108	446,074
Shinsei Bank, Ltd.	29,849	36,216
Shionogi & Company, Ltd.	5,921	80,517
Shiseido Company, Ltd.	7,125	112,329
Shizuoka Bank, Ltd.	10,383	106,766
Showa Denko KK	28,201	54,806
Showa Shell Sekiyu KK	3,775	23,119
SMC Corp.	1,053	182,248
Softbank Corp.	17,578	653,535
Sojitz Corp.	24,798	41,031
Sony Corp.	19,883	282,947
Sony Financial Holdings, Inc.	3,497	57,202
Square Enix Company, Ltd.	1,240	19,553
Stanley Electric Company, Ltd.	2,815	43,453
Sumco Corp. (I)	2,260	20,510
Sumitomo Chemical Company, Ltd.	29,642	91,159
Sumitomo Corp.	22,347	312,646
Sumitomo Electric Industries, Ltd.	14,910	185,375
Sumitomo Heavy Industries, Ltd.	10,799	48,488
Sumitomo Metal Industries, Ltd.	66,562	109,570
Sumitomo Metal Mining Company, Ltd.	10,215	114,974
Sumitomo Mitsui Financial Group	26,587	877,075
Sumitomo Realty &
Development Company, Ltd.	7,007	172,406
Sumitomo Rubber Industries, Inc.	3,340	43,515
Suruga Bank, Ltd.	3,505	35,899
Suzuken Company, Ltd.	1,374	46,342
Suzuki Motor Corp.	7,269	148,999
Sysmex Corp.	1,414	55,882
T&D Holdings, Inc.	11,496	122,610
Taiheiyo Cement Corp.	22,000	50,480
Taisei Corp.	20,041	53,688
Taisho Pharmaceutical
Holdings Company, Ltd.	703	59,430
Taiyo Nippon Sanso Corp.	5,159	30,141
Takashimaya Company, Ltd.	5,141	39,473
Takeda Pharmaceutical Company, Ltd.	15,602	708,009
TDK Corp.	2,406	97,657
Teijin, Ltd.	18,290	55,649
Terumo Corp.	2,940	120,785
The Bank of Yokohama, Ltd.	23,931	113,030
The Dai-ichi Life Insurance Company, Ltd.	168	194,611
The Hachijuni Bank, Ltd.	8,174	42,527
The Hiroshima Bank, Ltd.	731	2,640
The Japan Steel Works, Ltd.	6,131	33,837
The Tokyo Electric Power Company, Inc. (I)	28,702	55,476
THK Company, Ltd.	2,348	44,477
Tobu Railway Company, Ltd.	19,943	105,051
Toho Company, Ltd.	2,214	38,243
Toho Gas Company, Ltd.	7,979	49,555
Tohoku Electric Power Company, Inc.	8,924	89,658
Tokio Marine Holdings, Inc.	14,318	360,010
Tokyo Electron, Ltd.	3,449	161,297
Tokyo Gas Company, Ltd.	48,956	250,021
Tokyu Corp.	22,180	104,401
Tokyu Land Corp.	8,368	41,539
TonenGeneral Sekiyu KK (L)	5,546	49,227
Toppan Printing Company, Ltd.	10,897	72,848
Toray Industries, Inc.	28,601	195,066
Toshiba Corp.	79,497	301,717
Tosoh Corp.	9,946	27,008
TOTO, Ltd.	5,839	43,605
Toyo Seikan Kaisha, Ltd.	2,960	35,864

The accompanying notes are an integral part of the financial statements.

46

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

International Index Trust (continued)
	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Toyo Suisan Kaisha, Ltd.	1,754	$46,822
Toyoda Gosei Company, Ltd.	1,272	29,244
Toyota Boshoku Corp.	1,389	16,857
Toyota Industries Corp.	3,197	91,340
Toyota Motor Corp.	54,671	2,203,546
Toyota Tsusho Corp.	4,247	81,007
Trend Micro, Inc.	2,055	60,672
Tsumura & Company, Ltd.	1,181	31,251
Ube Industries, Ltd.	19,652	45,611
Unicharm Corp.	2,222	126,581
Ushio, Inc.	2,047	25,309
USS Company, Ltd.	432	46,664
West Japan Railway Company	3,321	136,787
Yahoo! Japan Corp.	288	93,205
Yakult Honsha Company, Ltd. (L)	1,887	73,875
Yamada Denki Company, Ltd.	1,725	88,045
Yamaguchi Financial Group, Inc.	4,089	36,042
Yamaha Corp.	3,177	32,692
Yamaha Motor Company, Ltd.	5,560	53,044
Yamato Kogyo Company, Ltd.	821	22,877
Yamato Transport Company, Ltd.	7,455	120,030
Yamazaki Baking Company, Ltd.	2,339	30,627
Yaskawa Electric Corp.	4,185	31,760
Yokogawa Electric Corp.	3,996	41,246

		41,666,778
Jersey, C.I. - 0.1%
Randgold Resources, Ltd.	1,727	155,407
Luxembourg - 0.3%
ArcelorMittal	18,557	286,670
Millicom International Cellular SA, ADR	1,243	117,274
SES SA	5,607	132,591
Tenaris SA	9,355	163,563

		700,098
Macau - 0.1%
Sands China, Ltd.	47,880	153,376
Wynn Macau, Ltd.	30,751	72,469

		225,845
Mexico - 0.0%
Fresnillo PLC	3,553	81,542
Netherlands - 4.6%
Aegon NV	34,045	158,585
Akzo Nobel NV	4,648	218,642
ASML Holding NV	8,317	423,812
Corio NV	1,279	56,335
Delta Lloyd NV	2,023	28,091
European Aeronautic Defence &
Space Company NV	8,135	288,488
Fugro NV	1,370	83,248
Gemalto NV	1,569	112,837
Heineken Holding NV	2,018	90,322
Heineken NV	4,574	238,922
ING Groep NV, ADR (I)	75,883	511,969
Koninklijke (Royal) KPN NV	28,357	271,530
Koninklijke Ahold NV	20,714	256,675
Koninklijke Boskalis Westinster NV	1,400	46,201
Koninklijke DSM NV	3,053	150,627
Koninklijke Philips Electronics NV	19,988	395,235
Koninklijke Vopak NV	1,392	89,264
QIAGEN NV (I)	4,641	77,497
Randstad Holdings NV	2,370	69,991
Reed Elsevier NV	13,621	155,815
Royal Dutch Shell PLC, B Shares	52,730	1,840,288
Royal Dutch Shell PLC, Class A (London
Stock Exchange)	72,682	2,448,385
SBM Offshore NV (I)	3,397	47,145
TNT Express NV	6,457	75,533
Unilever NV	32,271	1,080,123
Wolters Kluwer NV	5,972	95,072

		9,310,632
New Zealand - 0.1%
Auckland International Airport, Ltd.	18,354	36,011
Contact Energy, Ltd. (I)	7,163	27,733
Fletcher Building, Ltd.	13,489	63,800
SKYCITY Entertainment Group, Ltd.	11,420	31,180
Telecom Corp. of New Zealand, Ltd.	38,124	73,210

		231,934
Norway - 0.7%
Aker Solutions ASA	3,257	46,375
DNB ASA	19,363	192,628
Gjensidige Forsikring ASA	3,962	46,096
Norsk Hydro ASA	18,448	83,260
Orkla ASA	15,284	110,938
Renewable Energy Corp. ASA (I)	8	3
Statoil ASA	22,111	528,719
Telenor ASA	14,336	239,089
Veripos, Inc. (I)	558	180
Yara International ASA	3,704	162,211

		1,409,499
Portugal - 0.2%
Banco Espirito Santo SA (I)	39,841	27,207
Cimpor-Cimentos de Portugal SA	3,995	15,580
EDP - Energias de Portugal SA	37,813	89,329
Galp Energia SGPS SA	4,585	58,153
Jeronimo Martins SGPS SA	4,363	73,624
Portugal Telecom SGPS SA	12,434	54,648

		318,541
Singapore - 1.7%
Ascendas Real Estate Investment Trust	37,533	64,082
Capitaland, Ltd.	50,901	109,881
CapitaMall Trust	46,216	70,008
CapitaMalls Asia, Ltd.	26,558	33,119
City Developments, Ltd.	9,731	86,965
ComfortDelGro Corp., Ltd.	37,672	46,162
Cosco Corp. Singapore, Ltd.	20,652	16,209
DBS Group Holdings, Ltd.	36,338	401,098
Fraser and Neave, Ltd.	17,901	99,761
Genting Singapore PLC	120,863	135,638
Global Logistic Properties, Ltd.	40,798	67,966
Golden Agri-Resources, Ltd.	132,197	70,670
Hutchison Port Holdings Trust	103,841	74,234
Jardine Cycle and Carriage, Ltd.	2,047	75,525
Keppel Corp., Ltd.	28,823	236,178
Keppel Land, Ltd.	14,496	37,258
Neptune Orient Lines, Ltd. (I)	17,609	15,543
Olam International, Ltd.	31,601	45,986
Oversea-Chinese Banking Corp., Ltd.	51,290	358,306
SembCorp Industries, Ltd.	19,166	78,357
SembCorp Marine, Ltd.	16,248	62,039
Singapore Airlines, Ltd.	8,731	71,775
Singapore Airlines, Ltd. (Board Lot 200)	1,782	14,706
Singapore Exchange, Ltd.	16,733	84,000
Singapore Press Holdings, Ltd.	31,865	98,394
Singapore Technologies Engineering, Ltd.	30,767	75,925
Singapore Telecommunications, Ltd.	128,638	336,367

The accompanying notes are an integral part of the financial statements.

47

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

International Index Trust (continued)
	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Singapore (continued)
Singapore Telecommunications, Ltd.	10,704	$27,826
StarHub, Ltd.	11,675	31,656
United Overseas Bank, Ltd.	25,514	379,152
UOL Group, Ltd.	8,954	35,102
Wilmar International, Ltd.	38,452	110,543

		3,450,431
Spain - 2.5%
Abertis Infraestructuras SA	6,922	93,723
Acciona SA (L)	447	26,692
Acerinox SA	1,976	22,199
ACS Actividades de Construccion
y Servicios SA (L)	2,806	60,154
Amadeus IT Holding SA, A Shares	6,207	131,446
Banco Bilbao Vizcaya Argentaria SA	93,843	676,360
Banco de Sabadell SA (L)	42,595	83,139
Banco Popular Espanol SA (L)	21,233	48,138
Banco Santander SA	185,474	1,238,741
Bankia SA (I)(L)	15,154	17,802
CaixaBank	15,224	49,796
Distribuidora Internacional
de Alimentacion SA	12,110	56,917
Enagas SA	3,547	64,726
Ferrovial SA	7,990	90,088
Gas Natural SDG SA	6,875	88,315
Grifols SA (I)	2,954	74,927
Iberdrola SA (L)	76,920	364,208
Inditex SA	4,323	447,126
Mapfre SA (L)	15,251	31,087
Red Electrica Corp. SA (L)	2,144	93,499
Repsol YPF SA	15,723	252,797
Telefonica SA	81,379	1,073,636
Zardoya Otis SA	2,906	32,337

		5,117,853
Sweden - 2.9%
Alfa Laval AB	6,649	114,253
Assa Abloy AB, Series B	6,570	183,717
Atlas Copco AB, Series A	13,305	287,273
Atlas Copco AB, Series B	7,730	147,796
Boliden AB	5,420	75,816
Electrolux AB	4,767	95,179
Elekta AB, Series B	1,816	82,817
Getinge AB, Series B	3,966	98,281
Hennes & Mauritz AB, B Shares	18,813	676,381
Hexagon AB	4,691	80,895
Holmen AB, Series B	1,048	28,530
Husqvarna AB, B Shares	7,823	37,034
Industrivarden AB, C Shares	2,336	30,154
Investor AB, B Shares	9,030	172,761
Kinnevik Investment AB	4,078	81,906
Lundin Petroleum AB (I)	4,409	82,713
Modern Times Group AB, B Shares	905	42,000
Nordea Bank AB	52,132	451,333
Ratos AB	3,799	36,134
Sandvik AB	19,883	255,979
Scania AB, Series B	6,340	108,864
Securitas AB, Series B	6,205	48,271
Skandinaviska Enskilda Banken AB, Series A	27,950	182,191
Skanska AB, Series B	7,529	115,471
SKF AB, B Shares	7,766	153,641
SSAB AB, Series A	3,103	25,822
Svenska Cellulosa AB (B Shares)	11,464	172,171
Svenska Handelsbanken AB, Series A	9,711	320,116
Swedbank AB, Class A	16,256	257,068
Swedish Match AB	4,219	170,270
Tele2 AB, Series B	6,296	97,579
Telefonaktiebolaget LM Ericsson, B Shares	59,669	544,475
Teliasonera AB	42,894	274,409
Volvo AB, Series B	27,573	315,867

		5,847,167
Switzerland - 8.5%
ABB, Ltd. (I)	43,568	711,039
Actelion, Ltd. (I)	2,197	90,235
Adecco SA (I)	2,625	116,817
Aryzta AG (I)	1,728	85,874
Baloise Holding AG	941	62,121
Banque Cantonale Vaudoise	60	31,827
Barry Callebaut AG (I)	36	32,703
Cie Financiere Richemont SA	10,342	567,574
Credit Suisse Group AG (I)	23,045	421,004
GAM Holding, Ltd. (I)	3,697	41,158
Geberit AG (I)	750	147,940
Givaudan AG (I)	165	162,059
Glencore International PLC (L)	27,434	127,451
Holcim, Ltd. (I)	4,536	251,303
Julius Baer Group, Ltd. (I)	4,095	148,265
Kuehne & Nagel International AG	1,070	113,254
Lindt & Spruengli AG (I)	18	55,640
Lindt & Spruengli AG - REG (I)	2	73,476
Lonza Group AG (I)	1,049	43,682
Nestle SA	65,380	3,900,010
Novartis AG	45,573	2,542,060
Pargesa Holding SA, ADR	535	31,879
Partners Group Holding AG	265	47,112
Roche Holdings AG	13,919	2,402,801
Schindler Holding AG	963	107,692
Schindler Holding AG - REG	426	48,036
SGS SA	108	202,369
Sika AG (I)	43	82,815
Sonova Holding AG (I)	974	93,987
STMicroelectronics NV	12,629	69,454
Straumann Holding AG	171	25,115
Sulzer AG	475	56,312
Swiss Life Holding (I)	604	56,996
Swiss Prime Site AG (I)	969	80,877
Swiss Re, Ltd. (I)	6,977	438,315
Swisscom AG	462	185,724
Syngenta AG	1,874	639,752
The Swatch Group AG	860	59,834
The Swatch Group AG, BR Shares	611	241,749
Transocean, Ltd. (I)	6,943	312,065
UBS AG (I)	72,106	843,236
Wolseley PLC	5,647	210,985
Xstrata PLC	41,117	518,980
Zurich Financial Services AG (I)	2,920	658,809

		17,140,386
United Kingdom - 19.1%
3i Group PLC	19,249	59,591
Aberdeen Asset Management PLC	17,013	69,287
Admiral Group PLC	4,025	75,283
Aggreko PLC	5,292	172,144
AMEC PLC	6,567	103,648
Anglo American PLC	26,289	862,542
Antofagasta PLC	7,813	134,091
ARM Holdings PLC	27,258	217,067
Associated British Foods PLC	7,058	142,011
AstraZeneca PLC	25,293	1,130,571

The accompanying notes are an integral part of the financial statements.

48

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

International Index Trust (continued)
	Shares or Principal Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
Aviva PLC	57,575	$246,449
Babcock International Group PLC	7,115	95,205
BAE Systems PLC	64,133	290,226
Balfour Beatty PLC	13,620	63,798
Barclays PLC	229,667	587,900
BG Group PLC	67,285	1,377,178
BHP Billiton PLC	41,846	1,194,973
BP PLC	376,017	2,519,375
British American Tobacco PLC	39,005	1,985,289
British Land Company PLC	16,944	135,733
British Sky Broadcasting Group PLC	22,152	241,768
BT Group PLC	154,154	511,009
Bunzl PLC	6,551	107,317
Burberry Group PLC	8,693	181,329
Capita PLC	12,954	133,202
Capital Shopping Centres Group PLC	11,076	56,016
Carnival PLC	3,589	122,817
Centrica PLC	102,503	510,996
Cobham PLC	21,369	77,827
Compass Group PLC	37,512	393,472
Croda International PLC	2,680	95,158
Diageo PLC	49,583	1,275,536
Eurasian Natural Resources Corp.	5,106	33,322
Evraz PLC	6,639	27,170
G4S PLC	27,949	122,228
GKN PLC	30,775	87,628
GlaxoSmithKline PLC	100,027	2,268,197
Hammerson PLC	14,094	98,247
HSBC Holdings PLC	356,728	3,145,430
ICAP PLC	10,885	57,628
IMI PLC	6,361	83,021
Imperial Tobacco Group PLC	19,826	762,847
Inmarsat PLC	8,883	68,330
Intercontinental Hotels Group PLC	5,767	139,374
International Consolidated Airlines
Group SA (London) (I)	18,377	46,183
International Power PLC	30,279	197,985
Intertek Group PLC	3,173	133,353
Invensys PLC	16,104	56,213
Investec PLC	10,674	62,312
ITV PLC	73,192	88,352
J Sainsbury PLC	24,182	114,540
Johnson Matthey PLC	4,252	147,433
Kazakhmys PLC	4,198	47,790
Kingfisher PLC	46,947	212,272
Land Securities Group PLC	15,437	179,028
Legal & General Group PLC	116,348	233,288
Lloyds Banking Group PLC (I)	818,842	402,764
London Stock Exchange Group PLC	2,955	46,552
Lonmin PLC, ADR (L)	3,214	39,233
Man Group PLC	36,044	43,095
Marks & Spencer Group PLC	31,789	162,515
Meggitt PLC (I)	15,429	93,566
National Grid PLC	70,637	747,666
Next PLC	3,334	167,179
Old Mutual PLC	96,420	229,474
Pearson PLC	16,167	321,095
Petrofac, Ltd.	5,139	112,347
Prudential PLC	50,485	584,939
Reckitt Benckiser Group PLC	13,067	689,176
Reed Elsevier PLC	24,118	193,486
Resolution, Ltd.	27,269	83,778
Rexam PLC	17,375	114,944
Rio Tinto PLC	26,677	1,274,075
Rolls-Royce Holdings PLC (I)	37,093	500,418
Royal Bank Of Scotland Group PLC (I)	41,110	139,365
RSA Insurance Group PLC	69,986	118,641
SABMiller PLC	18,922	760,046
Schroders PLC	2,240	47,153
Segro PLC	14,691	50,079
Serco Group PLC	9,868	82,972
Severn Trent PLC	4,706	121,886
Smith & Nephew PLC	17,753	177,713
Smiths Group PLC	7,779	123,818
SSE PLC	18,591	405,316
Standard Chartered PLC	47,236	1,029,785
Standard Life PLC	46,635	171,026
Subsea 7 SA	5,576	110,694
Tate & Lyle PLC	9,243	93,925
Tesco PLC	159,138	773,547
The Sage Group PLC	25,856	112,347
The Weir Group PLC	4,187	100,985
TUI Travel PLC	8,806	23,499
Tullow Oil PLC	17,931	413,924
Unilever PLC	25,428	854,614
United Utilities Group PLC	13,505	142,891
Vedanta Resources PLC	2,097	30,209
Vodafone Group PLC	987,277	2,773,889
Whitbread PLC	3,525	112,486
WM Morrison Supermarket PLC	47,177	196,894

		38,354,985
United States - 0.1%
Sims Metal Management, Ltd.	3,264	32,330
Thomson Reuters Corp.	3,171	90,215

		122,545

TOTAL COMMON STOCKS (Cost $194,814,519)		$190,301,134

PREFERRED SECURITIES - 0.5%
Germany - 0.5%
Bayerische Motoren Werke AG, 2.320%	1,034	51,011
Henkel AG & Company KGaA, 0.800%	3,531	234,500
Porsche Automobil Holding SE, 0.760% (L)	3,034	151,080
ProSiebenSat.1 Media AG, 1.170%	1,734	38,708
RWE AG, 2.000%	772	28,581
Volkswagen AG, 3.060%	2,865	454,239

		958,119

TOTAL PREFERRED SECURITIES (Cost $956,420)		$958,119

RIGHTS - 0.0%
Echo Entertainment Group Ltd. (Expiration
Date: 07/09/2012; Strike Price:
AUD 3.30) (I)	2,493	2,500

TOTAL RIGHTS (Cost $0)		$2,500

SECURITIES LENDING COLLATERAL - 2.0%
John Hancock Collateral
Investment Trust, 0.3542% (W)(Y)	394,264	3,945,633

TOTAL SECURITIES LENDING
COLLATERAL (Cost $3,945,504)		$3,945,633

The accompanying notes are an integral part of the financial statements.

49

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

International Index Trust (continued)
	Shares or Principal Amount	Value

SHORT-TERM INVESTMENTS - 2.1%
Repurchase Agreement - 2.1%
Repurchase Agreement with State Street Corp.
dated 06/29/2012 at 0.010% to be
repurchased at $4,341,004 on 07/02/2012,
collateralized by $3,165,000 U.S. Treasury
Bonds, 4.6250% due 2/15/2040 (valued at
$4,431,880, including interest)	$4,341,000	$4,341,000

TOTAL SHORT-TERM INVESTMENTS (Cost $4,341,000)		$4,341,000

Total Investments (International Index Trust)
(Cost $204,057,443) - 99.4%		$199,548,386
Other assets and liabilities, net - 0.6%		1,113,281

TOTAL NET ASSETS - 100.0%		$200,661,667

Mid Cap Index Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 97.8%
Consumer Discretionary - 13.1%
Auto Components - 0.3%
Gentex Corp.	77,805	$1,623,790
Automobiles - 0.1%
Thor Industries, Inc. (L)	22,769	624,098
Distributors - 0.4%
LKQ Corp. (I)	79,360	2,650,624
Diversified Consumer Services - 0.8%
ITT Educational Services, Inc. (I)(L)	9,755	592,616
Matthews International Corp., Class A (L)	15,127	491,476
Regis Corp. (L)	31,005	556,850
Service Corp. International (L)	116,890	1,445,929
Sotheby’s (L)	36,453	1,216,072
Strayer Education, Inc. (L)	6,394	697,074

		5,000,017
Hotels, Restaurants & Leisure - 1.5%
Bally Technologies, Inc. (I)	23,174	1,081,299
Bob Evans Farms, Inc. (L)	15,740	632,748
Brinker International, Inc. (L)	40,582	1,293,348
International Speedway Corp., Class A	14,844	388,616
Life Time Fitness, Inc. (I)(L)	23,102	1,074,474
Panera Bread Company, Class A (I)	16,009	2,232,295
Scientific Games Corp., Class A (I)	31,484	269,188
The Cheesecake Factory, Inc. (I)(L)	29,078	929,333
The Wendy’s Company (L)	160,031	755,346
WMS Industries, Inc. (I)(L)	29,565	589,822

		9,246,469
Household Durables - 1.7%
KB Home (L)	38,952	381,730
MDC Holdings, Inc. (L)	20,463	668,526
Mohawk Industries, Inc. (I)	30,846	2,153,976
NVR, Inc. (I)	2,729	2,319,650
Tempur-Pedic International, Inc. (I)(L)	34,322	802,792
Toll Brothers, Inc. (I)(L)	78,942	2,346,946
Tupperware Brands Corp.	30,118	1,649,262

		10,322,882
Internet & Catalog Retail - 0.1%
HSN, Inc.	21,099	851,345
Leisure Equipment & Products - 0.4%
Polaris Industries, Inc.	36,969	2,642,544
Media - 1.2%
AMC Networks, Inc. (I)	30,896	1,098,353
Cinemark Holdings, Inc.	55,020	1,257,207
DreamWorks Animation SKG, Inc. (I)(L)	38,572	735,182
John Wiley & Sons, Inc. (L)	25,151	1,232,147
Lamar Advertising Company, Class A (I)	31,663	905,562
Meredith Corp. (L)	20,078	641,291
Scholastic Corp. (L)	13,587	382,610
The New York Times Company, Class A (I)(L)	65,478	510,728
Valassis Communications, Inc. (I)(L)	23,067	501,707

		7,264,787
Multiline Retail - 0.1%
Saks, Inc. (I)(L)	85,762	913,365
Specialty Retail - 4.9%
Aaron’s, Inc.	41,057	1,162,324
Advance Auto Parts, Inc.	39,595	2,701,171
Aeropostale, Inc. (I)	43,606	777,495
American Eagle Outfitters, Inc.	105,529	2,082,087
ANN, Inc. (I)	26,349	671,636
Ascena Retail Group, Inc. (I)	73,116	1,361,420
Barnes & Noble, Inc. (I)(L)	22,101	363,782
Chico’s FAS, Inc.	90,126	1,337,470
Collective Brands, Inc. (I)	33,010	707,074
Dick’s Sporting Goods, Inc. (L)	50,901	2,443,248
Foot Locker, Inc.	81,667	2,497,377
Guess?, Inc. (L)	34,901	1,059,943
Office Depot, Inc. (I)	151,660	327,586
PetSmart, Inc.	58,378	3,980,212
RadioShack Corp. (L)	53,638	205,970
Rent-A-Center, Inc. (L)	32,023	1,080,456
Signet Jewelers, Ltd.	45,834	2,017,154
Tractor Supply Company	38,805	3,223,143
Williams-Sonoma, Inc. (L)	53,639	1,875,756

		29,875,304
Textiles, Apparel & Luxury Goods - 1.6%
Carter’s, Inc. (I)	27,667	1,455,284
Deckers Outdoor Corp. (I)(L)	20,731	912,371
Hanesbrands, Inc. (I)(L)	52,468	1,454,938
PVH Corp.	37,917	2,949,563
The Warnaco Group, Inc. (I)	22,112	941,529
Under Armour, Inc., Class A (I)	19,937	1,883,648

		9,597,333

		80,612,558
Consumer Staples - 3.2%
Food & Staples Retailing - 0.3%
Harris Teeter Supermarkets, Inc. (L)	26,466	1,084,841
SUPERVALU, Inc. (L)	114,424	592,716

		1,677,557
Food Products - 1.7%
Flowers Foods, Inc. (L)	60,706	1,410,200
Green Mountain Coffee Roasters, Inc. (I)(L)	70,242	1,529,871
Ingredion, Inc.	41,150	2,037,748
Lancaster Colony Corp. (L)	10,748	765,365
Post Holdings, Inc. (I)	14,719	452,609
Ralcorp Holdings, Inc. (I)	29,727	1,983,980
Smithfield Foods, Inc. (I)(L)	86,619	1,873,569
Tootsie Roll Industries, Inc. (L)	13,736	327,741

		10,381,083

The accompanying notes are an integral part of the financial statements.

50

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Household Products - 1.1%
Church & Dwight Company, Inc. (L)	74,812	$4,149,822
Energizer Holdings, Inc. (I)	35,226	2,650,757

		6,800,579
Tobacco - 0.1%
Universal Corp. (L)	12,556	581,719

		19,440,938
Energy - 5.3%
Energy Equipment & Services - 2.6%
Atwood Oceanics, Inc. (I)(L)	30,623	1,158,774
CARBO Ceramics, Inc. (L)	10,723	822,776
Dresser-Rand Group, Inc. (I)	40,670	1,811,442
Dril-Quip, Inc. (I)(L)	18,595	1,219,646
Helix Energy Solutions Group, Inc. (I)	57,042	936,059
Oceaneering International, Inc.	58,342	2,792,248
Oil States International, Inc. (I)(L)	27,840	1,843,008
Patterson-UTI Energy, Inc. (L)	84,180	1,225,661
Superior Energy Services, Inc. (I)	84,794	1,715,383
Tidewater, Inc.	27,563	1,277,821
Unit Corp. (I)	22,408	826,631

		15,629,449
Oil, Gas & Consumable Fuels - 2.7%
Arch Coal, Inc. (L)	114,169	786,624
Bill Barrett Corp. (I)(L)	25,960	556,063
Cimarex Energy Company	46,157	2,544,174
Energen Corp.	38,805	1,751,270
Forest Oil Corp. (I)	63,493	465,404
HollyFrontier Corp.	111,381	3,946,229
Northern Oil and Gas, Inc. (I)(L)	34,281	546,439
Plains Exploration & Production Company (I)	69,449	2,443,216
Quicksilver Resources, Inc. (I)(L)	65,778	356,517
SM Energy Company	34,497	1,694,148
World Fuel Services Corp.	38,717	1,472,408

		16,562,492

		32,191,941
Financials - 22.1%
Capital Markets - 2.1%
Affiliated Managers Group, Inc. (I)	27,666	3,028,044
Apollo Investment Corp.	109,292	839,363
Eaton Vance Corp. (L)	62,202	1,676,344
Greenhill & Company, Inc. (L)	15,616	556,710
Janus Capital Group, Inc. (L)	101,736	795,576
Jefferies Group, Inc. (L)	80,743	1,048,852
Raymond James Financial, Inc.	60,213	2,061,693
SEI Investments Company	77,555	1,542,569
Waddell & Reed Financial, Inc., Class A (L)	46,506	1,408,202

		12,957,353
Commercial Banks - 4.1%
Associated Banc-Corp.	93,474	1,232,922
BancorpSouth, Inc. (L)	44,367	644,209
Bank of Hawaii Corp. (L)	24,511	1,126,280
Cathay General Bancorp (L)	42,475	701,262
City National Corp.	25,287	1,228,442
Commerce Bancshares, Inc. (L)	42,404	1,607,112
Cullen/Frost Bankers, Inc. (L)	33,094	1,902,574
East West Bancorp, Inc.	77,866	1,826,736
First Niagara Financial Group, Inc.	189,991	1,453,431
FirstMerit Corp. (L)	58,977	974,300
Fulton Financial Corp.	108,163	1,080,548
Hancock Holding Company	45,562	1,386,907
International Bancshares Corp.	28,704	560,302
Prosperity Bancshares, Inc. (L)	25,509	1,072,143
Signature Bank (I)(L)	24,837	1,514,312
SVB Financial Group (I)	23,816	1,398,476
Synovus Financial Corp. (L)	423,752	839,029
TCF Financial Corp. (L)	87,393	1,003,272
Trustmark Corp. (L)	34,919	854,817
Valley National Bancorp (L)	106,364	1,127,456
Webster Financial Corp.	39,707	860,054
Westamerica Bancorp. (L)	15,003	707,992

		25,102,576
Diversified Financial Services - 0.6%
CBOE Holdings, Inc.	47,102	1,303,783
MSCI, Inc. (I)	65,405	2,225,078

		3,528,861
Insurance - 4.5%
Alleghany Corp. (I)	7,843	2,664,659
American Financial Group, Inc.	40,687	1,596,151
Arthur J. Gallagher & Company	63,708	2,234,240
Aspen Insurance Holdings, Ltd. (L)	38,515	1,113,084
Brown & Brown, Inc.	62,483	1,703,911
Everest Re Group, Ltd.	28,406	2,939,737
Fidelity National Financial, Inc., Class A	119,972	2,310,661
First American Financial Corp.	57,297	971,757
HCC Insurance Holdings, Inc.	54,496	1,711,174
Kemper Corp.	26,686	820,595
Mercury General Corp.	19,563	815,190
Old Republic International Corp.	139,467	1,156,181
Protective Life Corp. (L)	43,609	1,282,541
Reinsurance Group of America, Inc.	39,739	2,114,512
StanCorp Financial Group, Inc. (L)	23,957	890,242
The Hanover Insurance Group, Inc.	24,307	951,133
W.R. Berkley Corp. (L)	60,311	2,347,304

		27,623,072
Real Estate Investment Trusts - 9.6%
Alexandria Real Estate Equities, Inc.	33,416	2,430,012
American Campus Communities, Inc. (L)	40,264	1,811,075
BioMed Realty Trust, Inc.	82,959	1,549,674
BRE Properties, Inc.	41,321	2,066,876
Camden Property Trust	43,242	2,926,186
Corporate Office Properties Trust (L)	38,894	914,398
Duke Realty Corp.	143,502	2,100,869
Equity One, Inc.	32,228	683,234
Essex Property Trust, Inc.	18,969	2,919,708
Federal Realty Investment Trust	34,445	3,585,380
Highwoods Properties, Inc. (L)	39,827	1,340,179
Home Properties, Inc.	26,220	1,608,859
Hospitality Properties Trust	66,454	1,646,066
Liberty Property Trust	63,194	2,328,067
Mack-Cali Realty Corp.	47,204	1,372,220
National Retail Properties, Inc.	57,639	1,630,607
Omega Healthcare Investors, Inc. (L)	56,990	1,282,275
Potlatch Corp.	21,715	693,577
Rayonier, Inc. (L)	65,689	2,949,436
Realty Income Corp. (L)	71,854	3,001,342
Regency Centers Corp.	48,429	2,303,768
Senior Housing Properties Trust	87,550	1,954,116
SL Green Realty Corp. (L)	48,286	3,874,469
Taubman Centers, Inc.	31,653	2,442,345
The Macerich Company (L)	71,395	4,215,875
UDR, Inc.	134,912	3,486,126
Weingarten Realty Investors (L)	65,259	1,718,922

		58,835,661

The accompanying notes are an integral part of the financial statements.

51

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Real Estate Management & Development - 0.5%
Alexander & Baldwin, Inc. (L)	22,736	$1,210,692
Jones Lang LaSalle, Inc.	23,560	1,657,917

		2,868,609
Thrifts & Mortgage Finance - 0.7%
Astoria Financial Corp. (L)	45,234	443,293
New York Community Bancorp, Inc. (L)	236,403	2,962,130
Washington Federal, Inc.	57,574	972,425

		4,377,848

		135,293,980
Health Care - 10.8%
Biotechnology - 2.0%
Regeneron Pharmaceuticals, Inc. (I)(L)	42,007	4,798,040
United Therapeutics Corp. (I)	28,960	1,430,045
Vertex Pharmaceuticals, Inc. (I)	113,685	6,357,265

		12,585,350
Health Care Equipment & Supplies - 2.8%
Gen-Probe, Inc. (I)	24,558	2,018,668
Hill-Rom Holdings, Inc. (L)	33,442	1,031,686
Hologic, Inc. (I)(L)	142,436	2,569,545
IDEXX Laboratories, Inc. (I)(L)	29,648	2,850,062
Masimo Corp. (I)(L)	30,903	691,609
ResMed, Inc. (I)(L)	76,901	2,399,311
STERIS Corp. (L)	31,128	976,485
Teleflex, Inc. (L)	22,009	1,340,568
The Cooper Companies, Inc.	25,508	2,034,518
Thoratec Corp. (I)	31,553	1,059,550

		16,972,002
Health Care Providers & Services - 4.1%
AMERIGROUP Corp. (I)	26,115	1,721,240
Catalyst Health Solutions, Inc. (I)	27,252	2,546,427
Community Health Systems, Inc. (I)	48,963	1,372,433
Health Management
Associates, Inc., Class A (I)(L)	138,292	1,085,592
Health Net, Inc. (I)(L)	44,974	1,091,519
Henry Schein, Inc. (I)(L)	48,403	3,799,151
HMS Holdings Corp. (I)(L)	46,224	1,539,721
LifePoint Hospitals, Inc. (I)(L)	26,269	1,076,504
Lincare Holdings, Inc. (L)	46,495	1,581,760
MEDNAX, Inc. (I)	26,517	1,817,475
Omnicare, Inc. (L)	60,837	1,899,940
Owens & Minor, Inc. (L)	34,115	1,044,942
Universal Health Services, Inc., Class B	52,088	2,248,118
VCA Antech, Inc. (I)(L)	47,159	1,036,555
WellCare Health Plans, Inc. (I)	23,256	1,232,568

		25,093,945
Health Care Technology - 0.2%
Allscripts Healthcare Solutions, Inc. (I)	102,876	1,124,435
Life Sciences Tools & Services - 1.2%
Bio-Rad Laboratories, Inc., Class A (I)	10,663	1,066,407
Charles River
Laboratories International, Inc. (I)	26,402	864,930
Covance, Inc. (I)	29,866	1,429,088
Mettler-Toledo International, Inc. (I)(L)	16,944	2,640,722
Techne Corp. (L)	19,820	1,470,644

		7,471,791
Pharmaceuticals - 0.5%
Endo Pharmaceuticals Holdings, Inc. (I)	63,024	1,952,484
Medicis Pharmaceutical Corp., Class A (L)	32,049	1,094,473

		3,046,957

		66,294,480
Industrials - 15.7%
Aerospace & Defense - 1.3%
Alliant Techsystems, Inc.	17,830	901,663
BE Aerospace, Inc. (I)	55,977	2,443,956
Esterline Technologies Corp. (I)	16,555	1,032,204
Exelis, Inc.	100,520	991,127
Huntington Ingalls Industries, Inc. (I)	26,649	1,072,356
Triumph Group, Inc. (L)	26,844	1,510,512

		7,951,818
Air Freight & Logistics - 0.1%
UTi Worldwide, Inc.	55,904	816,757
Airlines - 0.3%
Alaska Air Group, Inc. (I)	38,291	1,374,647
JetBlue Airways Corp. (I)(L)	122,968	651,730

		2,026,377
Building Products - 0.5%
Fortune Brands Home & Security, Inc. (I)	85,967	1,914,485
Lennox International, Inc. (L)	27,466	1,280,740

		3,195,225
Commercial Services & Supplies - 1.7%
Clean Harbors, Inc. (I)	25,579	1,443,167
Copart, Inc. (I)	56,053	1,327,896
Corrections Corp. of America	53,755	1,583,085
Deluxe Corp. (L)	27,507	686,025
Herman Miller, Inc.	31,310	579,861
HNI Corp.	24,512	631,184
Mine Safety Appliances Company	16,647	669,875
Rollins, Inc.	34,898	780,668
The Brinks Company	25,313	586,755
Waste Connections, Inc. (L)	66,357	1,985,401

		10,273,917
Construction & Engineering - 1.0%
AECOM Technology Corp. (I)	60,817	1,000,440
Granite Construction, Inc. (L)	18,830	491,651
KBR, Inc.	79,935	1,975,194
The Shaw Group, Inc. (I)	35,509	969,751
URS Corp.	40,781	1,422,441

		5,859,477
Electrical Equipment - 1.7%
Acuity Brands, Inc. (L)	22,846	1,163,090
AMETEK, Inc.	86,551	4,319,760
General Cable Corp. (I)(L)	26,875	697,138
Hubbell, Inc., Class B	31,901	2,486,364
Regal-Beloit Corp.	22,386	1,393,752

		10,060,104
Industrial Conglomerates - 0.3%
Carlisle Companies, Inc.	33,485	1,775,375
Machinery - 5.3%
AGCO Corp. (I)(L)	52,340	2,393,508
CLARCOR, Inc.	27,027	1,301,620
Crane Company	26,620	968,436
Donaldson Company, Inc. (L)	80,216	2,676,808
Gardner Denver, Inc. (L)	26,980	1,427,512
Graco, Inc. (L)	32,567	1,500,687
Harsco Corp.	43,490	886,326
IDEX Corp. (L)	45,257	1,764,118

The accompanying notes are an integral part of the financial statements.

52

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Machinery (continued)
ITT Corp. (L)	49,741	$875,442
Kennametal, Inc. (L)	43,068	1,427,704
Lincoln Electric Holdings, Inc. (L)	45,079	1,974,009
Nordson Corp. (L)	30,487	1,563,678
Oshkosh Corp. (I)	49,434	1,035,642
Pentair, Inc.	53,408	2,044,458
SPX Corp.	27,292	1,782,713
Terex Corp. (I)	59,293	1,057,194
Timken Company	45,225	2,070,853
Trinity Industries, Inc.	43,312	1,081,934
Valmont Industries, Inc.	12,160	1,470,995
Wabtec Corp.	25,936	2,023,267
Woodward, Inc. (L)	32,436	1,279,276

		32,606,180
Marine - 0.2%
Kirby Corp. (I)	30,043	1,414,424
Professional Services - 0.8%
FTI Consulting, Inc. (I)(L)	22,669	651,734
Korn/Ferry International (I)	25,797	370,187
Manpower, Inc. (L)	43,110	1,579,982
The Corporate Executive Board Company (L)	17,995	735,636
Towers Watson & Company, Class A	27,459	1,644,794

		4,982,333
Road & Rail - 1.6%
Con-way, Inc.	30,124	1,087,778
J.B. Hunt Transport Services, Inc. (L)	48,560	2,894,176
Kansas City Southern	59,242	4,120,874
Landstar System, Inc. (L)	25,234	1,305,102
Werner Enterprises, Inc. (L)	24,002	573,408

		9,981,338
Trading Companies & Distributors - 0.9%
GATX Corp. (L)	25,222	971,047
MSC Industrial Direct Company, Inc., Class A	24,878	1,630,753
United Rentals, Inc. (I)	45,440	1,546,778
Watsco, Inc. (L)	15,936	1,176,077

		5,324,655

		96,267,980
Information Technology - 15.3%
Communications Equipment - 0.9%
ADTRAN, Inc. (L)	34,266	1,034,491
Ciena Corp. (I)	53,273	872,079
Plantronics, Inc. (L)	22,907	765,094
Polycom, Inc. (I)	95,831	1,008,142
Riverbed Technology, Inc. (I)(L)	85,414	1,379,436
Tellabs, Inc.	197,168	656,569

		5,715,811
Computers & Peripherals - 0.6%
Diebold, Inc.	33,928	1,252,282
NCR Corp. (I)	85,483	1,943,029
QLogic Corp. (I)	52,502	718,752

		3,914,063
Electronic Equipment, Instruments & Components - 2.1%
Arrow Electronics, Inc. (I)	60,202	1,975,228
Avnet, Inc. (I)(L)	78,127	2,410,999
Ingram Micro, Inc., Class A (I)	82,063	1,433,641
Itron, Inc. (I)(L)	21,510	887,072
National Instruments Corp. (L)	50,181	1,347,866
Tech Data Corp. (I)	21,476	1,034,499
Trimble Navigation, Ltd. (I)(L)	67,387	3,100,476
Vishay Intertechnology, Inc. (I)(L)	84,896	800,569

		12,990,350
Internet Software & Services - 1.6%
AOL, Inc. (I)(L)	50,360	1,414,109
Equinix, Inc. (I)(L)	25,894	4,548,281
Monster Worldwide, Inc. (I)(L)	65,336	555,356
Rackspace Hosting, Inc. (I)(L)	57,510	2,526,989
ValueClick, Inc. (I)(L)	43,385	711,080

		9,755,815
IT Services - 3.3%
Acxiom Corp. (I)	41,366	625,040
Alliance Data Systems Corp. (I)	27,123	3,661,605
Broadridge Financial Solutions, Inc.	67,272	1,430,875
Convergys Corp. (L)	62,977	930,170
CoreLogic, Inc. (I)	57,536	1,053,484
DST Systems, Inc.	18,405	999,576
Gartner, Inc. (I)(L)	50,247	2,163,133
Global Payments, Inc.	42,317	1,829,364
Jack Henry & Associates, Inc.	47,031	1,623,510
Lender Processing Services, Inc.	45,586	1,152,414
ManTech International Corp., Class A (L)	12,550	294,549
NeuStar, Inc., Class A (I)	36,031	1,203,435
VeriFone Systems, Inc. (I)(L)	57,979	1,918,525
Wright Express Corp. (I)(L)	20,896	1,289,701

		20,175,381
Office Electronics - 0.2%
Zebra Technologies Corp., Class A (I)	27,901	958,678
Semiconductors & Semiconductor Equipment - 2.1%
Atmel Corp. (I)(L)	239,047	1,601,615
Cree, Inc. (I)(L)	62,407	1,601,988
Cypress Semiconductor Corp. (I)	82,039	1,084,556
Fairchild
Semiconductor International, Inc. (I)(L)	68,561	966,710
Integrated Device Technology, Inc. (I)	76,355	429,115
International Rectifier Corp. (I)(L)	37,301	745,647
Intersil Corp., Class A	68,376	728,204
MEMC Electronic Materials, Inc. (I)(L)	124,622	270,430
RF Micro Devices, Inc. (I)(L)	149,164	633,947
Semtech Corp. (I)	35,397	860,855
Silicon Laboratories, Inc. (I)(L)	23,097	875,376
Skyworks Solutions, Inc. (I)	102,141	2,795,599

		12,594,042
Software - 4.5%
ACI Worldwide, Inc. (I)	21,397	945,961
Advent Software, Inc. (I)(L)	17,134	464,503
ANSYS, Inc. (I)(L)	50,195	3,167,806
Cadence Design Systems, Inc. (I)(L)	147,945	1,625,916
Compuware Corp. (I)	117,283	1,089,559
Concur Technologies, Inc. (I)(L)	25,410	1,730,421
FactSet Research Systems, Inc. (L)	24,194	2,248,590
Fair Isaac Corp.	18,460	780,489
Informatica Corp. (I)(L)	58,304	2,469,757
Mentor Graphics Corp. (I)	50,226	753,390
MICROS Systems, Inc. (I)	43,276	2,215,731
Parametric Technology Corp. (I)	64,306	1,347,854
Quest Software, Inc. (I)	30,639	853,296
Rovi Corp. (I)	59,778	1,172,844
Solera Holdings, Inc.	37,422	1,563,865
Synopsys, Inc. (I)(L)	79,195	2,330,709

The accompanying notes are an integral part of the financial statements.

53

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Software (continued)
TIBCO Software, Inc. (I)	88,829	$2,657,764

		27,418,455

		93,522,595
Materials - 6.7%
Chemicals - 3.0%
Albemarle Corp. (L)	48,029	2,864,450
Ashland, Inc. (L)	42,287	2,930,912
Cabot Corp.	34,213	1,392,469
Cytec Industries, Inc.	24,745	1,451,047
Intrepid Potash, Inc. (I)(L)	28,431	647,090
Minerals Technologies, Inc. (L)	9,578	610,885
NewMarket Corp. (L)	5,694	1,233,320
Olin Corp. (L)	43,234	903,158
RPM International, Inc.	70,882	1,927,990
Sensient Technologies Corp.	26,895	987,853
The Scotts Miracle-Gro Company, Class A (L)	23,325	959,124
Valspar Corp.	49,127	2,578,676

		18,486,974
Construction Materials - 0.3%
Martin Marietta Materials, Inc. (L)	24,551	1,935,110
Containers & Packaging - 1.4%
AptarGroup, Inc. (L)	35,865	1,830,908
Greif, Inc., Class A	16,586	680,026
Packaging Corp. of America	52,857	1,492,682
Rock-Tenn Company, Class A	38,013	2,073,609
Silgan Holdings, Inc.	26,665	1,138,329
Sonoco Products Company	54,105	1,631,266

		8,846,820
Metals & Mining - 1.6%
Carpenter Technology Corp.	23,608	1,129,407
Commercial Metals Company	62,421	789,001
Compass Minerals International, Inc. (L)	17,835	1,360,454
Reliance Steel & Aluminum Company	40,400	2,040,200
Royal Gold, Inc.	32,138	2,519,619
Steel Dynamics, Inc.	117,726	1,383,281
Worthington Industries, Inc. (L)	28,686	587,202

		9,809,164
Paper & Forest Products - 0.4%
Domtar Corp.	19,471	1,493,620
Louisiana-Pacific Corp. (I)(L)	74,057	805,740

		2,299,360

		41,377,428
Telecommunication Services - 0.5%
Diversified Telecommunication Services - 0.3%
TW Telecom, Inc. (I)(L)	81,005	2,078,588
Wireless Telecommunication Services - 0.2%
Telephone & Data Systems, Inc.	52,128	1,109,805

		3,188,393
Utilities - 5.1%
Electric Utilities - 2.2%
Cleco Corp. (L)	32,847	1,373,990
Great Plains Energy, Inc. (L)	73,245	1,568,175
Hawaiian Electric Industries, Inc. (L)	51,926	1,480,930
IDACORP, Inc.	26,975	1,135,108
NV Energy, Inc.	127,103	2,234,471
OGE Energy Corp.	53,113	2,750,722
PNM Resources, Inc.	43,015	840,513
Westar Energy, Inc.	67,866	2,032,587

		13,416,496
Gas Utilities - 1.4%
Atmos Energy Corp.	48,481	1,700,229
National Fuel Gas Company (L)	44,860	2,107,523
Questar Corp.	96,086	2,004,354
UGI Corp.	60,550	1,781,987
WGL Holdings, Inc.	27,812	1,105,527

		8,699,620
Multi-Utilities - 1.2%
Alliant Energy Corp.	59,781	2,724,220
Black Hills Corp. (L)	23,724	763,201
MDU Resources Group, Inc. (L)	101,697	2,197,672
Vectren Corp. (L)	44,052	1,300,415

		6,985,508
Water Utilities - 0.3%
Aqua America, Inc. (L)	74,993	1,871,825

		30,973,449

TOTAL COMMON STOCKS (Cost $441,589,304)		$599,163,742

SECURITIES LENDING COLLATERAL - 25.2%
John Hancock Collateral
Investment Trust, 0.3542% (W)(Y)	15,446,702	154,584,418

TOTAL SECURITIES LENDING
COLLATERAL (Cost $154,586,135)		$154,584,418

SHORT-TERM INVESTMENTS - 1.3%

Repurchase Agreement - 1.3%
Repurchase Agreement with State Street Corp.
dated 06/29/2012 at 0.010% to be
repurchased at $8,029,007 on 07/02/2012,
collateralized by $5,850,000 U.S. Treasury
Bonds, 4.625% due 02/15/2040 (valued at
$8,191,626, including interest)	$8,029,000	$8,029,000

TOTAL SHORT-TERM INVESTMENTS (Cost $8,029,000)		$8,029,000

Total Investments (Mid Cap Index Trust)
(Cost $604,204,439) - 124.3%		$761,777,160
Other assets and liabilities, net - (24.3%)		(148,782,857)

TOTAL NET ASSETS - 100.0%		$612,994,303

Small Cap Index Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 98.2%
Consumer Discretionary - 13.5%
Auto Components - 0.8%
American Axle &
Manufacturing Holdings, Inc. (I)	18,621	$195,334
Amerigon, Inc. (I)	8,393	96,436
Cooper Tire & Rubber Company	17,293	303,319
Dana Holding Corp.	41,006	525,287
Dorman Products, Inc. (I)	6,845	171,741
Drew Industries, Inc. (I)(L)	5,360	149,276
Exide Technologies (I)(L)	22,311	74,965
Federal-Mogul Corp. (I)	5,266	57,926

The accompanying notes are an integral part of the financial statements.

54

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Auto Components (continued)
Fuel Systems Solutions, Inc. (I)(L)	4,173	$69,647
Modine Manufacturing Company (I)	13,250	91,823
Spartan Motors, Inc. (L)	9,975	52,269
Standard Motor Products, Inc.	5,613	79,031
Stoneridge, Inc. (I)	8,073	54,977
Superior Industries International, Inc.	6,457	105,701
Tenneco, Inc. (I)(L)	16,867	452,373

		2,480,105
Automobiles - 0.0%
Winnebago Industries, Inc. (I)(L)	8,316	84,740
Commercial Services & Supplies - 0.0%
Actrade Financial Technologies, Ltd. (I)	340	0
Distributors - 0.2%
Core-Mark Holding Company, Inc.	3,219	154,963
Pool Corp.	13,173	532,980
VOXX International Corp. (I)	5,304	49,433
Weyco Group, Inc.	1,882	43,625

		781,001
Diversified Consumer Services - 1.3%
American Public Education, Inc. (I)(L)	4,994	159,808
Ascent Capital Group, Inc., Class A (I)	4,025	208,294
Bridgepoint Education, Inc. (I)(L)	4,782	104,248
Capella Education Company (I)	3,742	130,072
Career Education Corp. (I)	14,343	95,955
Carriage Services, Inc.	4,701	39,112
Coinstar, Inc. (I)(L)	8,660	594,596
Collectors Universe, Inc.	1,695	24,883
Corinthian Colleges, Inc. (I)(L)	22,454	64,892
Education Management Corp. (I)(L)	7,396	51,402
Grand Canyon Education, Inc. (I)(L)	11,147	233,418
Hillenbrand, Inc.	15,240	280,111
K12, Inc. (I)(L)	7,417	172,816
Lincoln Educational Services Corp.	6,797	44,181
Mac-Gray Corp.	3,586	50,527
Matthews International Corp., Class A (L)	7,816	253,942
Regis Corp. (L)	15,948	286,426
Sotheby’s (L)	18,751	625,533
Steiner Leisure, Ltd. (I)	4,215	195,618
Stewart Enterprises, Inc., Class A (L)	20,490	146,299
Strayer Education, Inc. (L)	3,286	358,240
Universal Technical Institute, Inc.	5,932	80,141

		4,200,514
Hotels, Restaurants & Leisure - 3.2%
AFC Enterprises, Inc. (I)	6,794	157,213
Ameristar Casinos, Inc.	9,196	163,413
Benihana, Inc.	3,007	48,443
Biglari Holdings, Inc. (I)	334	129,054
BJ’s Restaurants, Inc. (I)(L)	6,769	257,222
Bluegreen Corp. (I)	4,324	21,447
Bob Evans Farms, Inc. (L)	8,040	323,208
Boyd Gaming Corp. (I)	15,351	110,527
Bravo Brio Restaurant Group, Inc. (I)	5,498	98,029
Buffalo Wild Wings, Inc. (I)(L)	5,130	444,463
Caesars Entertainment Corp. (I)(L)	10,312	117,557
Caribou Coffee Company, Inc. (I)(L)	5,911	76,311
Carrols Restaurant Group, Inc. (I)	4,626	27,478
CEC Entertainment, Inc.	5,073	184,505
Churchill Downs, Inc.	3,640	213,996
Cracker Barrel Old Country Store, Inc. (L)	5,284	331,835
Denny’s Corp. (I)	27,145	120,524
DineEquity, Inc. (I)(L)	4,229	188,783
Domino’s Pizza, Inc.	16,052	496,167
Einstein Noah Restaurant Group, Inc.	1,869	32,820
Fiesta Restaurant Group, Inc.	4,536	60,011
Frisch’s Restaurants, Inc.	991	28,085
Gaylord Entertainment Company (I)(L)	8,568	330,382
Ignite Restaurant Group, Inc. (I)	1,846	33,431
International Speedway Corp., Class A	7,665	200,670
Interval Leisure Group, Inc.	10,848	206,220
Isle of Capri Casinos, Inc. (I)(L)	6,230	38,439
Jack in the Box, Inc. (I)	12,203	340,220
Jamba, Inc. (I)	19,726	38,663
Krispy Kreme Doughnuts, Inc. (I)	16,452	105,128
Life Time Fitness, Inc. (I)(L)	11,882	552,632
Luby’s, Inc. (I)	5,828	39,048
Marcus Corp.	5,640	77,606
Marriott Vacations Worldwide Corp. (I)	7,349	227,672
Monarch Casino & Resort, Inc. (I)	2,939	26,862
Morgans Hotel Group Company (I)	6,728	31,622
MTR Gaming Group, Inc. (I)	6,744	32,034
Multimedia Games
Holding Company, Inc. (I)(L)	7,723	108,122
Nathan’s Famous, Inc. (I)	909	26,816
Orient Express Hotels, Ltd., Class A (I)	26,651	223,069
P.F. Chang’s China Bistro, Inc. (L)	5,868	302,026
Papa John’s International, Inc. (I)	4,971	236,470
Peet’s Coffee & Tea, Inc. (I)(L)	3,691	221,608
Pinnacle Entertainment, Inc. (I)	17,305	166,474
Red Lion Hotels Corp. (I)	4,268	36,918
Red Robin Gourmet Burgers, Inc. (I)(L)	4,051	123,596
Ruby Tuesday, Inc. (I)	17,750	120,878
Ruth’s Hospitality Group, Inc. (I)(L)	10,183	67,208
Scientific Games Corp., Class A (I)	15,910	136,031
Shuffle Master, Inc. (I)	15,361	211,982
Six Flags Entertainment Corp.	10,965	594,084
Sonic Corp. (I)(L)	16,891	169,248
Speedway Motorsports, Inc.	3,337	56,429
Texas Roadhouse, Inc., Class A	17,174	316,517
The Cheesecake Factory, Inc. (I)(L)	14,901	476,236
Town Sports International Holdings, Inc. (I)	6,672	88,671
Vail Resorts, Inc. (L)	9,967	499,147
WMS Industries, Inc. (I)	15,222	303,679

		10,396,929
Household Durables - 1.0%
American Greetings Corp., Class A (L)	9,754	142,603
Bassett Furniture Industries, Inc.	3,243	33,435
Beazer Homes USA, Inc. (I)(L)	28,557	92,810
Blyth, Inc.	2,862	98,911
Cavco Industries, Inc. (I)(L)	1,963	100,663
CSS Industries, Inc.	2,772	56,965
Ethan Allen Interiors, Inc.	6,761	134,747
Flexsteel Industries, Inc.	1,348	26,663
Helen of Troy, Ltd. (I)	8,699	294,809
Hooker Furniture Corp.	3,123	36,820
Hovnanian Enterprises, Inc., Class A (I)(L)	28,304	82,082
iRobot Corp. (I)	7,630	169,005
KB Home (L)	21,465	210,357
La-Z-Boy, Inc. (I)	14,470	177,836
Libbey, Inc. (I)	5,816	89,392
Lifetime Brands, Inc. (L)	2,956	36,861
M/I Homes, Inc. (I)	5,342	92,523
MDC Holdings, Inc. (L)	10,588	345,910
Meritage Homes Corp. (I)(L)	7,877	267,345
Sealy Corp. (I)(L)	15,312	28,327
Skullcandy, Inc. (I)(L)	4,650	65,798
Standard Pacific Corp. (I)(L)	30,253	187,266

The accompanying notes are an integral part of the financial statements.

55

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Household Durables (continued)
The Ryland Group, Inc. (L)	12,394	$317,039
Universal Electronics, Inc. (I)(L)	4,437	58,435
Zagg, Inc. (I)(L)	7,150	78,007

		3,224,609
Internet & Catalog Retail - 0.4%
1-800-Flowers.com, Inc., Class A (I)	8,247	28,782
Blue Nile, Inc. (I)(L)	3,829	113,760
Geeknet, Inc. (I)	1,266	25,092
HSN, Inc.	10,510	424,079
NutriSystem, Inc.	7,894	91,255
Orbitz Worldwide, Inc. (I)	6,887	25,138
Overstock.com, Inc. (I)(L)	3,528	24,378
PetMed Express, Inc. (L)	5,886	71,574
Shutterfly, Inc. (I)(L)	9,950	305,366
Vitacost.com, Inc. (I)	6,580	38,822

		1,148,246
Leisure Equipment & Products - 0.5%
Arctic Cat, Inc. (I)	3,537	129,313
Black Diamond, Inc. (I)	6,156	58,174
Brunswick Corp. (L)	24,787	550,767
Callaway Golf Company (L)	18,311	108,218
JAKKS Pacific, Inc. (L)	7,270	116,393
Johnson Outdoors, Inc. (I)	1,783	36,730
LeapFrog Enterprises, Inc. (I)(L)	14,057	144,225
Smith & Wesson Holding Corp. (I)	18,097	150,386
Steinway Musical Instruments, Inc. (I)	2,002	49,049
Sturm Ruger & Company, Inc. (L)	5,329	213,959

		1,557,214
Media - 1.2%
Arbitron, Inc.	7,327	256,445
Belo Corp., Class A	26,326	169,539
Carmike Cinemas, Inc. (I)	5,102	74,744
Central European
Media Enterprises, Ltd. (I)(L)	10,593	53,812
Cumulus Media, Inc., Class A (I)(L)	16,327	49,144
Digital Generation, Inc. (I)(L)	7,699	95,237
Entercom
Communications Corp., Class A (I)(L)	7,239	43,579
EW Scripps Company (I)	8,515	81,829
Fisher Communications, Inc. (I)	2,571	76,899
Global Sources, Ltd. (I)	5,538	36,551
Harte-Hanks, Inc.	12,446	113,756
Journal Communications, Inc., Class A (I)	12,335	63,649
Knology, Inc. (I)	8,641	169,968
LIN TV Corp., Class A (I)	9,577	28,923
Lions Gate Entertainment Corp. (I)	23,500	346,390
Live Nation Entertainment, Inc. (I)	38,865	356,781
Martha Stewart Living
Omnimedia, Inc., Class A	7,828	26,615
MDC Partners, Inc., Class A	7,304	82,827
Meredith Corp. (L)	10,037	320,582
National CineMedia, Inc.	15,685	237,941
Nexstar Broadcasting Group, Inc. (I)	3,717	25,053
Outdoor Channel Holdings, Inc.	4,533	33,136
ReachLocal, Inc. (I)	3,070	33,770
Reading International, Inc. (I)	5,466	29,571
Rentrak Corp. (I)	2,804	57,903
Saga Communications, Inc., Class A (I)	1,097	40,710
Scholastic Corp. (L)	7,245	204,019
Sinclair Broadcast Group, Inc., Class A	14,368	130,174
The McClatchy Company, Class A (I)(L)	17,004	37,409
The New York Times Company, Class A (I)	37,973	296,189
Valassis Communications, Inc. (I)(L)	11,884	258,477
World Wrestling
Entertainment, Inc., Class A (L)	7,964	62,278

		3,893,900
Multiline Retail - 0.2%
Fred’s, Inc., Class A (L)	10,141	155,056
Gordmans Stores, Inc. (I)	2,411	39,782
Saks, Inc. (I)(L)	30,337	323,089
The Bon-Ton Stores, Inc. (L)	3,908	30,521
Tuesday Morning Corp. (I)	11,930	51,180

		599,628
Specialty Retail - 3.4%
Aeropostale, Inc. (I)	22,477	400,765
Americas Car-Mart, Inc. (I)	2,250	87,413
ANN, Inc. (I)	13,500	344,115
Asbury Automotive Group, Inc. (I)	7,727	183,053
Barnes & Noble, Inc. (I)(L)	7,945	130,775
Bebe Stores, Inc.	10,441	61,289
Big 5 Sporting Goods Corp.	4,806	36,333
Body Central Corp. (I)	4,564	41,076
Brown Shoe Company, Inc.	11,864	153,164
Cabela’s, Inc. (I)(L)	12,933	488,997
Casual Male Retail Group, Inc. (I)	12,782	46,399
Citi Trends, Inc. (I)	4,146	64,014
Collective Brands, Inc. (I)	16,810	360,070
Conn’s, Inc. (I)(L)	4,379	64,809
Cost Plus, Inc. (I)	5,208	114,576
Destination Maternity Corp.	3,773	81,497
Express, Inc. (I)	24,740	449,526
Francesca’s Holdings Corp. (I)	9,657	260,836
Genesco, Inc. (I)	6,763	406,794
Group 1 Automotive, Inc. (L)	6,333	288,848
Haverty Furniture Companies, Inc.	5,491	61,334
hhgregg, Inc. (I)(L)	4,389	49,640
Hibbett Sports, Inc. (I)(L)	7,312	421,976
HOT Topic, Inc.	11,904	115,350
Jos A. Bank Clothiers, Inc. (I)(L)	7,679	326,050
Kirkland’s, Inc. (I)	4,265	47,981
Lithia Motors, Inc., Class A (L)	6,012	138,577
Lumber Liquidators Holdings, Inc. (I)(L)	7,611	257,176
MarineMax, Inc. (I)(L)	5,833	55,472
Mattress Firm Holding Corp. (I)(L)	3,042	92,203
Monro Muffler Brake, Inc. (L)	8,572	284,933
New York & Company, Inc. (I)	8,330	28,988
Office Depot, Inc. (I)	78,592	169,759
OfficeMax, Inc. (I)(L)	24,149	122,194
Penske Automotive Group, Inc. (L)	11,746	249,485
PEP Boys - Manny, Moe & Jack (L)	14,701	145,540
Pier 1 Imports, Inc.	27,026	444,037
RadioShack Corp. (L)	27,300	104,832
Rent-A-Center, Inc.	16,426	554,213
Rue21, Inc. (I)(L)	4,263	107,598
Select Comfort Corp. (I)(L)	15,733	329,134
Shoe Carnival, Inc.	3,976	85,444
Sonic Automotive, Inc. (L)	11,222	153,405
Stage Stores, Inc. (L)	8,513	155,958
Stein Mart, Inc. (I)	7,842	62,344
Systemax, Inc. (I)(L)	3,161	37,363
Talbots, Inc. (I)(L)	20,450	51,534
Teavana Holdings, Inc. (I)	2,514	34,014
The Buckle, Inc. (L)	7,639	302,275
The Cato Corp., Class A	7,558	230,217
The Children’s Place Retail Stores, Inc. (I)(L)	6,696	333,662
The Finish Line, Inc., Class A (L)	14,021	293,179

The accompanying notes are an integral part of the financial statements.

56

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Specialty Retail (continued)
The Men’s Wearhouse, Inc.	14,068	$395,874
The Wet Seal, Inc., Class A (I)(L)	25,829	81,620
Tilly’s, Inc.	2,640	42,372
Vitamin Shoppe, Inc. (I)(L)	8,152	447,789
West Marine, Inc. (I)	4,392	51,606
Winmark Corp.	697	40,809
Zumiez, Inc. (I)(L)	6,078	240,689

		11,210,975
Textiles, Apparel & Luxury Goods - 1.3%
Cherokee, Inc.	2,432	33,878
Columbia Sportswear Company (L)	3,354	179,841
Crocs, Inc. (I)	24,895	402,054
Culp, Inc.	2,607	26,722
Delta Apparel, Inc. (I)	2,011	27,470
Fifth & Pacific Companies, Inc. (I)(L)	30,189	323,928
G-III Apparel Group, Ltd. (I)(L)	4,643	109,993
Iconix Brand Group, Inc. (I)(L)	19,592	342,272
K-Swiss, Inc., Class A (I)(L)	7,229	22,265
Kenneth Cole Productions, Inc., Class A (I)	2,354	35,428
Maidenform Brands, Inc. (I)(L)	6,421	127,906
Movado Group, Inc.	4,918	123,048
Oxford Industries, Inc.	3,883	173,570
Perry Ellis International, Inc. (I)	3,358	69,679
Quiksilver, Inc. (I)(L)	36,652	85,399
RG Barry Corp.	2,696	36,639
Skechers U.S.A., Inc., Class A (I)(L)	10,455	212,968
Steven Madden, Ltd. (I)	10,865	344,964
The Jones Group, Inc.	22,715	217,155
The Warnaco Group, Inc. (I)	11,328	482,346
True Religion Apparel, Inc.	7,172	207,845
Tumi Holdings, Inc. (I)(L)	5,992	104,860
Unifi, Inc. (I)	4,140	46,906
Vera Bradley, Inc. (I)(L)	5,570	117,416
Wolverine World Wide, Inc.	13,411	520,079

		4,374,631

		43,952,492
Consumer Staples - 3.6%
Beverages - 0.1%
Boston Beer Company, Inc. (I)(L)	2,142	259,182
Central European Distribution Corp. (I)(L)	18,434	52,721
Coca-Cola Bottling Company Consolidated	1,319	84,785
Craft Brewers Alliance, Inc. (I)	3,164	25,882
National Beverage Corp. (I)	3,267	48,809

		471,379
Food & Staples Retailing - 1.2%
Arden Group, Inc.	342	29,826
Casey’s General Stores, Inc.	10,507	619,808
Harris Teeter Supermarkets, Inc.	12,037	493,397
Ingles Markets, Inc.	3,754	60,177
Nash Finch Company (L)	3,504	75,266
Pricesmart, Inc.	5,033	339,778
Rite Aid Corp. (I)	184,219	257,907
Roundy’s, Inc.	5,621	57,390
Spartan Stores, Inc.	6,047	109,632
SUPERVALU, Inc. (L)	58,845	304,817
Susser Holdings Corp. (I)	3,154	117,234
The Andersons, Inc. (L)	5,165	220,339
The Chefs’ Warehouse, Inc. (I)	3,110	56,136
The Pantry, Inc. (I)	6,602	97,049
United Natural Foods, Inc. (I)	13,542	742,914
Village Super Market, Inc.	2,390	77,866
Weis Markets, Inc.	2,993	133,248

		3,792,784
Food Products - 1.5%
Alico, Inc.	1,138	34,755
Annie’s, Inc. (I)	1,395	58,395
B&G Foods, Inc. (L)	13,461	358,063
Cal-Maine Foods, Inc.	4,041	158,003
Calavo Growers, Inc.	3,406	87,125
Chiquita Brands International, Inc. (I)(L)	13,100	65,500
Darling International, Inc. (I)	32,631	538,085
Diamond Foods, Inc. (L)	6,201	110,626
Dole Food Company, Inc. (I)(L)	10,181	89,389
Fresh Del Monte Produce, Inc.	10,410	244,323
Inventure Foods, Inc. (I)	4,135	26,051
J&J Snack Foods Corp.	4,126	243,847
John B. Sanfilippo & Son, Inc. (I)	2,357	42,072
Lancaster Colony Corp. (L)	5,074	361,320
Limoneira Company (L)	2,550	41,361
Omega Protein Corp. (I)	5,899	43,417
Pilgrim’s Pride Corp. (I)	17,042	121,850
Post Holdings, Inc.	7,685	236,314
Sanderson Farms, Inc. (L)	6,378	292,240
Seneca Foods Corp., Class A (I)	2,563	68,945
Smart Balance, Inc. (I)	16,710	156,907
Snyders-Lance, Inc.	12,283	309,900
The Hain Celestial Group, Inc. (I)	10,219	562,454
Tootsie Roll Industries, Inc. (L)	6,536	155,949
TreeHouse Foods, Inc. (I)(L)	9,954	620,035

		5,026,926
Household Products - 0.2%
Central Garden & Pet Company, Class A (I)	10,695	116,469
Harbinger Group, Inc. (I)	11,573	90,154
Oil-Dri Corp of America	1,516	33,200
Orchids Paper Products Company	1,783	31,523
Spectrum Brands Holdings, Inc. (I)	6,337	206,396
WD-40 Company	4,430	220,658

		698,400
Personal Products - 0.3%
Elizabeth Arden, Inc. (I)	6,974	270,661
Inter Parfums, Inc. (L)	4,611	79,632
Medifast, Inc. (I)(L)	3,960	77,933
Nature’s Sunshine Products, Inc.	3,433	51,838
Nutraceutical International Corp. (I)	2,844	43,371
Prestige Brands Holdings, Inc. (I)	14,052	222,162
Revlon, Inc. (I)	3,267	46,489
Schiff Nutrition International, Inc. (I)	3,904	70,077
Synutra International, Inc. (I)(L)	5,422	29,279
The Female Health Company	5,975	35,073
USANA Health Sciences, Inc. (I)(L)	1,696	69,740

		996,255
Tobacco - 0.3%
Alliance One International, Inc. (I)(L)	24,927	86,247
Star Scientific, Inc. (I)(L)	40,524	184,789
Universal Corp. (L)	6,397	296,373
Vector Group, Ltd. (L)	14,647	249,292

		816,701

		11,802,445
Energy - 5.9%
Energy Equipment & Services - 1.9%
Basic Energy Services, Inc. (I)(L)	8,639	89,154
Bolt Technology Corp.	2,590	38,876

The accompanying notes are an integral part of the financial statements.

57

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Energy Equipment & Services (continued)
Bristow Group, Inc.	9,936	$404,097
C&J Energy Services, Inc. (I)(L)	12,364	228,734
Cal Dive International, Inc. (I)(L)	27,220	78,938
Dawson Geophysical Company (I)	2,305	54,905
Dril-Quip, Inc. (I)	11,139	730,607
Exterran Holdings, Inc. (I)(L)	18,052	230,163
Forum Energy Technologies, Inc.	6,153	121,153
Geokinetics, Inc. (I)(L)	3,236	900
Global Geophysical Services, Inc. (I)	5,592	34,223
Gulf Islands Fabrication, Inc.	4,068	114,758
Gulfmark Offshore, Inc., Class A (I)	7,471	254,313
Heckmann Corp. (I)(L)	37,051	125,232
Helix Energy Solutions Group, Inc. (I)	29,285	480,567
Hercules Offshore, Inc. (I)	44,152	156,298
Hornbeck Offshore Services, Inc. (I)(L)	9,816	380,664
ION Geophysical Corp. (I)(L)	36,652	241,537
Key Energy Services, Inc. (I)	41,905	318,478
Lufkin Industries, Inc. (L)	9,332	506,914
Matrix Service Company (I)	7,300	82,855
Mitcham Industries, Inc. (I)	3,594	60,990
Natural Gas Services Group, Inc. (I)	3,690	54,686
Newpark Resources, Inc. (I)(L)	25,259	149,028
OYO Geospace Corp. (I)	1,771	159,372
Parker Drilling Company (I)	32,766	147,775
PHI, Inc. (I)	3,650	101,507
Pioneer Drilling Company (I)	17,306	137,929
RigNet, Inc. (I)	3,686	64,100
Tesco Corp. (I)	8,544	102,528
Tetra Technologies, Inc. (I)(L)	21,652	154,379
TGC Industries, Inc. (I)	4,245	41,219
Vantage Drilling Company (I)	54,298	81,447
Willbros Group, Inc. (I)	10,799	69,762

		5,998,088
Oil, Gas & Consumable Fuels - 4.0%
Abraxas Petroleum Corp. (I)(L)	23,622	75,354
Adams Resources & Energy, Inc.	624	26,158
Alon USA Energy, Inc.	2,936	24,839
Amyris, Inc. (I)(L)	8,657	38,351
Apco Oil and Gas International, Inc. (L)	2,506	45,233
Approach Resources, Inc. (I)(L)	8,043	205,418
Arch Coal, Inc. (L)	58,747	404,767
ATP Oil & Gas Corp. (I)(L)	12,923	43,680
Berry Petroleum Company, Class A (L)	14,503	575,189
Bill Barrett Corp. (I)(L)	13,286	284,586
Bonanza Creek Energy, Inc.	2,740	45,566
BPZ Resources, Inc. (I)(L)	29,329	74,202
Callon Petroleum Company (I)	11,548	49,194
Carrizo Oil & Gas, Inc. (I)(L)	10,979	258,116
Clayton Williams Energy, Inc. (I)	1,624	78,569
Clean Energy Fuels Corp. (I)(L)	18,385	284,968
Cloud Peak Energy, Inc. (I)	16,869	285,255
Comstock Resources, Inc. (I)(L)	13,336	218,977
Contango Oil & Gas Company (I)(L)	3,523	208,562
CREDO Petroleum Corp. (I)	2,080	30,098
Crimson Exploration, Inc. (I)	6,265	28,756
Crosstex Energy, Inc.	11,443	160,202
CVR Energy, Inc. (I)	4,642	123,384
Delek US Holdings, Inc.	4,719	83,007
Endeavour International Corp. (I)(L)	10,581	88,880
Energy Partners, Ltd. (I)	7,654	129,353
Energy XXI Bermuda, Ltd.	21,833	683,155
Evolution Petroleum Corp. (I)	4,874	40,649
Forest Oil Corp. (I)	32,602	238,973
Frontline, Ltd. (L)	14,093	64,264
FX Energy, Inc. (I)(L)	14,967	89,054
GasLog, Ltd.	6,601	67,000
Gastar Exploration, Ltd. (I)	16,206	31,278
GeoResources, Inc. (I)(L)	5,903	216,109
Gevo, Inc. (I)(L)	5,942	29,532
Goodrich Petroleum Corp. (I)(L)	7,268	100,734
Green Plains Renewable Energy, Inc. (I)(L)	7,079	44,173
Gulfport Energy Corp. (I)	15,441	318,548
Halcon Resources Corp. (I)(L)	19,640	185,402
Harvest Natural Resources, Inc. (I)(L)	10,444	89,296
Isramco, Inc. (I)	310	34,100
KiOR, Inc., Class A (I)(L)	7,422	66,427
Knightsbridge Tankers, Ltd. (L)	6,871	55,930
Kodiak Oil & Gas Corp. (I)	73,091	600,077
Magnum Hunter Resources Corp. (I)(L)	40,921	171,050
Matador Resources Company (I)	3,820	41,027
McMoRan Exploration Company (I)(L)	28,135	356,470
Midstates Petroleum Company, Inc.	6,705	65,106
Miller Energy Resources, Inc. (I)(L)	8,632	43,160
Nordic American Tanker Shipping, Ltd. (L)	14,670	199,072
Northern Oil and Gas, Inc. (I)(L)	17,610	280,703
Oasis Petroleum, Inc. (I)(L)	22,146	535,490
Overseas Shipholding Group, Inc. (L)	6,941	77,115
Panhandle Oil and Gas, Inc.	2,015	60,732
Patriot Coal Corp. (I)(L)	26,938	32,864
PDC Energy, Inc. (I)	8,293	203,344
Penn Virginia Corp. (L)	12,561	92,198
Petroquest Energy, Inc. (I)(L)	16,016	80,080
Quicksilver Resources, Inc. (I)	32,309	175,115
Rentech, Inc. (I)	64,003	131,846
Resolute Energy Corp. (I)(L)	13,368	127,932
REX American Resources Corp. (I)	1,719	33,555
Rex Energy Corp. (I)(L)	11,997	134,486
Rosetta Resources, Inc. (I)	14,653	536,886
Sanchez Energy Corp.	3,168	65,894
Saratoga Resources, Inc. (I)	5,249	30,864
Scorpio Tankers, Inc. (I)	10,657	68,098
SemGroup Corp., Class A (I)	11,600	370,388
Ship Finance International, Ltd. (L)	12,526	195,781
Solazyme, Inc. (I)(L)	9,158	127,296
Stone Energy Corp. (I)(L)	13,712	347,462
Swift Energy Company (I)	11,856	220,640
Synergy Resources Corp. (I)	11,404	35,124
Targa Resources Corp.	8,086	345,272
Teekay Tankers, Ltd., Class A (L)	17,498	79,791
Triangle Petroleum Corp. (I)(L)	12,482	69,650
Uranerz Energy Corp. (I)(L)	19,426	28,168
Vaalco Energy, Inc. (I)(L)	15,986	137,959
Venoco, Inc. (I)	8,127	81,351
Voyager Oil & Gas, Inc. (I)	14,817	26,078
W&T Offshore, Inc.	9,533	145,855
Warren Resources, Inc. (I)	21,051	50,522
Western Refining, Inc.	15,883	353,714
Westmoreland Coal Company (I)	3,252	26,179
Zaza Energy Corp. (I)	7,057	31,898

		13,041,580

		19,039,668
Financials - 20.9%
Capital Markets - 2.2%
Apollo Investment Corp.	55,984	429,957
Arlington Asset Investment Corp.	2,353	51,084
Artio Global Investors, Inc. (L)	8,543	29,901
BGC Partners, Inc., Class A	27,197	159,646

The accompanying notes are an integral part of the financial statements.

58

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Capital Markets (continued)
BlackRock Kelso Capital Corp.	20,209	$197,240
Calamos Asset Management, Inc.	5,477	62,712
Capital Southwest Corp.	818	84,123
Cohen & Steers, Inc. (L)	5,102	176,070
Cowen Group, Inc., Class A (I)	24,615	65,476
Diamond Hill Investment Group, Inc.	783	61,301
Duff & Phelps Corp.	8,696	126,092
Edelman Financial Group, Inc.	5,972	51,956
Epoch Holding Corp.	4,460	101,599
Evercore Partners, Inc., Class A	7,871	184,103
FBR & Company (I)	12,448	34,481
Fidus Investment Corp.	2,779	42,157
Fifth Street Finance Corp.	22,685	226,396
Financial Engines, Inc. (I)(L)	12,876	276,190
FXCM, Inc.	5,895	69,325
GAMCO Investors, Inc., Class A (L)	1,786	79,281
GFI Group, Inc. (L)	19,490	69,384
Gladstone Capital Corp. (L)	6,256	49,360
Gladstone Investment Corp.	6,667	49,269
Golub Capital BDC, Inc. (L)	4,011	60,526
Greenhill & Company, Inc.	8,024	286,056
GSV Capital Corp. (I)	5,452	50,704
Harris & Harris Group, Inc. (I)	9,487	36,051
Hercules Technology Growth Capital, Inc.	13,743	155,846
HFF, Inc. (I)	9,144	127,467
Horizon Technology Finance Corp. (L)	2,009	33,128
ICG Group, Inc. (I)	10,576	97,828
INTL FCStone, Inc. (I)(L)	3,870	74,885
Investment Technology Group, Inc. (I)	10,617	97,676
JMP Group, Inc.	4,824	29,812
KBW, Inc. (L)	9,640	158,578
Knight Capital Group, Inc., Class A (I)	27,082	323,359
Kohlberg Capital Corp.	6,436	46,725
Ladenburg Thalmann
Financial Services, Inc. (I)(L)	29,443	45,342
Main Street Capital Corp.	6,631	160,470
Manning & Napier, Inc.	3,904	55,554
MCG Capital Corp.	21,752	100,059
Medallion Financial Corp.	5,411	57,465
Medley Capital Corp.	4,989	60,068
MVC Capital, Inc.	6,599	85,457
New Mountain Finance Corp.	2,563	36,369
NGP Capital Resources Company	6,504	46,048
Oppenheimer Holdings, Inc., Class A	2,865	45,038
PennantPark Investment Corp.	15,578	161,232
Piper Jaffray Companies (I)(L)	4,514	105,763
Prospect Capital Corp.	33,401	380,437
Safeguard Scientifics, Inc. (I)	5,828	90,217
Solar Capital, Ltd.	9,960	221,710
Solar Senior Capital, Ltd.	2,811	47,506
Stifel Financial Corp. (I)(L)	14,849	458,834
SWS Group, Inc. (I)(L)	8,214	43,781
Tcp Capital Corp.	1,627	23,526
THL Credit, Inc.	3,435	46,269
TICC Capital Corp.	10,672	103,518
Triangle Capital Corp.	7,512	171,123
Virtus Investment Partners, Inc. (I)	1,680	136,080
Walter Investment Management Corp.	7,976	186,957
Westwood Holdings Group, Inc.	1,914	71,316
WisdomTree Investments, Inc. (I)	16,437	107,991

		7,303,874
Commercial Banks - 6.5%
1st Source Corp.	4,117	93,044
1st United Bancorp, Inc. (I)	9,084	56,412
Access National Corp.	2,427	31,794
Alliance Financial Corp. (L)	1,594	54,738
American National Bankshares, Inc.	2,443	57,557
Ameris Bancorp (I)(L)	6,868	86,537
Ames National Corp. (L)	2,498	57,429
Arrow Financial Corp. (L)	3,024	73,090
BancFirst Corp.	1,801	75,480
Banco Latinoamericano de
Comercio Exterior SA	7,860	168,440
Bancorp, Inc. (I)	8,457	79,919
BancorpSouth, Inc. (L)	26,196	380,366
Bank of Marin Bancorp	1,697	62,806
Bank of the Ozarks, Inc. (L)	8,181	246,084
Banner Corp.	5,140	112,617
BBCN Bancorp, Inc. (I)	21,745	236,803
Boston Private Financial Holdings, Inc. (L)	21,799	194,665
Bridge Bancorp, Inc. (L)	2,690	63,457
Bridge Capital Holdings (I)	2,930	47,320
Bryn Mawr Bank Corp. (L)	3,415	71,954
BSB Bancorp, Inc. (I)	2,567	32,729
C&F Financial Corp.	1,014	40,722
Camden National Corp.	2,275	83,311
Capital City Bank Group, Inc. (L)	3,747	27,615
Cardinal Financial Corp.	8,419	103,385
Cathay General Bancorp	21,886	361,338
Centerstate Banks, Inc.	8,841	63,213
Central Pacific Financial Corp. (I)	6,014	84,918
Chemical Financial Corp.	7,675	165,013
Citizens & Northern Corp.	3,626	69,075
Citizens Republic Bancorp, Inc. (I)	11,165	191,256
City Holding Company (L)	4,126	139,005
CNB Financial Corp. (L)	3,906	63,707
CoBiz Financial, Inc. (L)	10,412	65,179
Columbia Banking System, Inc. (L)	11,023	207,453
Community Bank Systems, Inc. (L)	10,980	297,778
Community Trust Bancorp, Inc. (L)	3,934	131,750
CVB Financial Corp.	24,522	285,681
Eagle Bancorp, Inc. (I)	4,889	77,002
Encore Bancshares, Inc. (I)	2,752	56,774
Enterprise Financial Services Corp.	5,220	57,211
Fidelity Southern Corp.	3,035	26,222
Financial Institutions, Inc.	4,041	68,212
First BanCorp Puerto Rico (I)	19,553	77,430
First Bancorp Troy NC (L)	4,664	41,463
First Bancorp, Inc. Maine	2,874	48,858
First Busey Corp. (L)	21,255	102,662
First California Financial Group, Inc. (I)	6,608	45,463
First Commonwealth Financial Corp. (L)	29,182	196,395
First Community Bancshares, Inc.	4,679	67,518
First Connecticut Bancorp, Inc.	5,254	70,929
First Financial Bancorp	16,380	261,752
First Financial Bankshares, Inc. (L)	8,795	303,955
First Financial Corp./Indiana	3,177	92,133
First Interstate Bancsystem, Inc.	4,744	67,555
First Merchants Corp. (L)	8,171	101,811
First Midwest Bancorp, Inc. (L)	20,747	227,802
First of Long Island Corp.	2,405	69,673
FirstMerit Corp.	30,352	501,415
FNB Corp. (L)	38,670	420,343
FNB United Corp. (I)	2,888	37,515
German American Bancorp, Inc.	3,802	77,941
Glacier Bancorp, Inc. (L)	20,079	311,024
Great Southern Bancorp, Inc. (L)	2,978	82,133
Hampton Roads Bankshares, Inc. (I)	2,823	2,048
Hampton Roads Bankshares, Inc. (I)	2,823	2,275

The accompanying notes are an integral part of the financial statements.

59

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
Hancock Holding Company	21,156	$643,989
Hanmi Financial Corp. (I)(L)	8,978	94,089
Heartland Financial USA, Inc.	4,194	100,656
Heritage Commerce Corp. (I)	6,435	41,828
Heritage Financial Corp. (L)	4,649	68,108
Heritage Oaks Bancorp (I)	6,339	35,308
Home Bancshares, Inc. (L)	6,102	186,599
Horizon Bancorp	1,245	32,744
Hudson Valley Holding Corp.	4,453	80,599
IBERIABANK Corp. (L)	8,201	413,740
Independent Bank Corp. - MA (L)	6,039	176,399
International Bancshares Corp.	14,840	289,677
Investors Bancorp, Inc. (I)	12,251	184,868
Lakeland Bancorp, Inc.	7,825	82,319
Lakeland Financial Corp.	4,675	125,430
MainSource Financial Group, Inc.	5,956	70,459
MB Financial, Inc.	15,242	328,313
Mercantile Bank Corp. (I)	2,650	48,893
Merchants Bancshares, Inc.	1,711	47,138
Metro Bancorp, Inc. (I)	4,268	51,344
MetroCorp Bancshares, Inc. (I)	4,649	49,605
Middleburg Financial Corp.	1,830	31,110
National Bankshares, Inc. (L)	2,212	66,625
National Penn Bancshares, Inc. (L)	34,295	328,203
NBT Bancorp, Inc. (L)	9,205	198,736
Northrim BanCorp, Inc.	2,129	45,752
Old National Bancorp (L)	26,302	315,887
OmniAmerican Bancorp, Inc. (I)	3,458	74,105
Oriental Financial Group, Inc.	11,335	125,592
Pacific Capital Bancorp (I)	1,183	54,099
Pacific Continental Corp.	5,620	49,849
Pacific Mercantile Bancorp (I)	3,360	23,218
PacWest Bancorp	8,404	198,923
Park National Corp. (L)	3,170	221,108
Park Sterling Corp. (I)	10,102	47,580
Penns Woods Bancorp, Inc.	1,321	52,589
Peoples Bancorp, Inc.	3,225	70,886
Pinnacle Financial Partners, Inc. (I)(L)	9,663	188,525
Preferred Bank/Los Angeles CA (I)	3,565	47,628
PrivateBancorp, Inc. (L)	16,836	248,499
Prosperity Bancshares, Inc. (L)	13,141	552,316
Renasant Corp. (L)	7,146	112,264
Republic Bancorp, Inc., Class A (L)	2,921	64,992
S&T Bancorp, Inc. (L)	8,068	149,016
Sandy Spring Bancorp, Inc.	6,901	124,218
SCBT Financial Corp.	4,238	149,390
Seacoast Banking Corp. of Florida (I)	22,681	34,248
Sierra Bancorp	3,791	37,531
Simmons First National Corp., Class A (L)	4,885	113,576
Southside Bancshares, Inc. (L)	5,000	112,400
Southwest Bancorp, Inc. (I)	5,764	54,239
State Bank Financial Corp. (I)	8,920	135,227
StellarOne Corp.	6,659	83,104
Sterling Bancorp	8,928	89,101
Sterling Financial Corp. (I)	7,511	141,883
Suffolk Bancorp (I)	3,038	39,403
Sun Bancorp, Inc. (I)	12,140	32,778
Susquehanna Bancshares, Inc. (L)	52,117	536,805
SY Bancorp, Inc. (L)	3,575	85,621
Taylor Capital Group, Inc. (I)	4,675	76,623
Texas Capital Bancshares, Inc. (I)(L)	10,564	426,680
Tompkins Financial Corp. (L)	2,612	98,420
TowneBank (L)	7,494	104,916
TriCo Bancshares	4,691	72,241
Trustmark Corp. (L)	17,954	439,514
UMB Financial Corp. (L)	8,958	458,918
Umpqua Holdings Corp. (L)	31,067	408,842
Union First Market Bankshares Corp.	5,826	84,186
United Bankshares, Inc. (L)	13,972	361,595
United Community Banks, Inc. (I)(L)	11,699	100,260
Univest Corp. of Pennsylvania	4,929	81,476
Virginia Commerce Bancorp, Inc. (I)	7,804	65,788
Washington Banking Company	4,486	62,355
Washington Trust Bancorp, Inc.	4,153	101,250
Webster Financial Corp.	20,011	433,438
WesBanco, Inc. (L)	6,536	138,955
West Bancorp, Inc.	4,965	47,217
West Coast Bancorp (I)	5,474	107,564
Westamerica Bancorp.	7,729	364,732
Western Alliance Bancorp (I)	19,476	182,295
Wilshire Bancorp, Inc. (I)	17,564	96,251
Wintrust Financial Corp. (L)	10,104	358,692

		21,020,493
Consumer Finance - 0.6%
Cash America International, Inc. (L)	8,166	359,631
Credit Acceptance Corp. (I)	2,191	184,986
DFC Global Corp. (I)	12,320	227,058
EZCORP, Inc., Class A (I)(L)	13,356	313,332
First Cash Financial Services, Inc. (I)	7,982	320,637
Green Dot Corp., Class A (I)(L)	6,699	148,182
Nelnet, Inc., Class A	6,738	154,974
Netspend Holdings, Inc. (I)	8,810	80,964
Nicholas Financial, Inc.	3,125	40,063
World Acceptance Corp. (I)(L)	3,080	202,664

		2,032,491
Diversified Financial Services - 0.3%
FX Alliance, Inc.	1,625	25,529
Gain Capital Holdings, Inc.	4,660	23,253
MarketAxess Holdings, Inc.	10,144	270,236
Marlin Business Services Corp.	2,457	40,270
NewStar Financial, Inc. (I)	7,447	96,513
PHH Corp. (I)(L)	15,740	275,135
PICO Holdings, Inc. (I)	6,372	142,797
Resource America, Inc.	3,878	24,742

		898,475
Insurance - 2.4%
Alterra Capital Holdings, Ltd. (L)	23,646	552,134
American Equity Investment Life
Holding Company (L)	16,739	184,296
American Safety Insurance Holdings, Ltd. (I)	2,739	51,356
AMERISAFE, Inc. (I)	5,085	131,956
Amtrust Financial Services, Inc. (L)	6,824	202,741
Argo Group International Holdings, Ltd.	7,135	208,841
Baldwin & Lyons, Inc., Class B	2,727	63,375
Citizens, Inc., Class A (I)(L)	11,285	110,029
CNO Financial Group, Inc.	58,859	459,100
Crawford & Company, Class B	8,071	33,010
Donegal Group, Inc.	2,428	32,244
Eastern Insurance Holdings, Inc.	2,303	39,151
eHealth, Inc. (I)	5,529	89,072
EMC Insurance Group, Inc.	1,517	30,643
Employers Holdings, Inc.	8,762	158,066
Enstar Group, Ltd. (I)	2,317	229,244
FBL Financial Group, Inc., Class A	2,892	81,005
First American Financial Corp.	29,431	499,150
Flagstone Reinsurance Holdings SA	14,964	119,862
Global Indemnity PLC (I)	3,254	65,894
Greenlight Capital Re, Ltd., Class A (I)	7,818	198,734

The accompanying notes are an integral part of the financial statements.

60

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
Hallmark Financial Services, Inc. (I)	4,447	$34,687
Hilltop Holdings, Inc. (I)	10,974	113,142
Homeowners Choice, Inc.	2,219	39,054
Horace Mann Educators Corp.	10,939	191,214
Infinity Property & Casualty Corp.	3,274	188,812
Kansas City Life Insurance Company	1,298	45,677
Maiden Holdings, Ltd.	13,963	121,199
Meadowbrook Insurance Group, Inc.	14,121	124,124
Montpelier Re Holdings, Ltd.	13,755	292,844
National Financial Partners Corp. (I)(L)	11,177	149,772
National Interstate Corp.	1,798	47,809
National Western Life Insurance
Company, Class A	635	90,119
OneBeacon Insurance Group, Ltd.	6,454	84,031
Platinum Underwriters Holdings, Ltd. (L)	9,469	360,769
Presidential Life Corp.	6,500	63,895
Primerica, Inc.	13,052	348,880
RLI Corp. (L)	5,877	400,811
Safety Insurance Group, Inc.	3,478	141,346
SeaBright Holdings, Inc.	6,077	54,025
Selective Insurance Group, Inc.	15,309	266,530
State Auto Financial Corp.	4,247	59,670
Stewart Information Services Corp.	5,227	80,234
Symetra Financial Corp.	21,446	270,649
The Navigators Group, Inc. (I)	2,765	138,388
The Phoenix Companies, Inc. (I)(L)	32,612	60,332
Tower Group, Inc. (L)	9,731	203,086
United Fire Group, Inc.	5,623	119,939

		7,630,941
Real Estate Investment Trusts - 7.3%
Acadia Realty Trust	12,233	283,561
AG Mortgage Investment Trust, Inc.	4,420	94,986
Agree Realty Corp.	3,413	75,530
Alexander’s, Inc.	583	251,337
American Assets Trust, Inc.	9,259	224,531
American Capital Mortgage Investment Corp.	9,868	235,648
American Realty Capital Trust, Inc.	44,000	480,480
Anworth Mortgage Asset Corp.	37,478	264,220
Apollo Commercial Real Estate Finance, Inc.	4,966	79,804
Apollo Residential Mortgage, Inc.	6,763	130,391
Ares Commercial Real Estate Corp.	2,286	39,959
ARMOUR Residential REIT, Inc. (L)	49,250	350,168
Ashford Hospitality Trust, Inc.	14,843	125,126
Associated Estates Realty Corp.	11,764	175,872
Campus Crest Communities, Inc.	8,788	91,307
CapLease, Inc.	19,679	81,668
Capstead Mortgage Corp.	25,691	357,362
Cedar Shopping Centers, Inc.	17,153	86,623
Chatham Lodging Trust	4,257	60,790
Chesapeake Lodging Trust	8,965	154,377
Colonial Properties Trust	24,330	538,666
Colony Financial, Inc. (L)	9,024	156,115
Coresite Realty Corp.	5,713	147,510
Cousins Properties, Inc.	25,358	196,525
CreXus Investment Corp.	17,802	181,046
CubeSmart	34,189	398,986
CYS Investments, Inc.	31,627	435,504
DCT Industrial Trust, Inc. (L)	68,240	429,912
DiamondRock Hospitality Company (L)	46,511	474,412
DuPont Fabros Technology, Inc. (L)	16,987	485,149
Dynex Capital, Inc.	15,234	158,129
EastGroup Properties, Inc.	7,880	420,004
Education Realty Trust, Inc. (L)	26,352	291,980
Entertainment Properties Trust (L)	12,930	531,552
Equity One, Inc.	15,033	318,700
Excel Trust, Inc.	9,566	114,409
FelCor Lodging Trust, Inc. (I)	34,748	163,316
First Industrial Realty Trust, Inc. (I)	24,670	311,335
First Potomac Realty Trust	14,114	166,122
Franklin Street Properties Corp. (L)	20,097	212,626
Getty Realty Corp. (L)	7,269	139,201
Gladstone Commercial Corp. (L)	3,515	58,560
Glimcher Realty Trust	38,728	395,800
Government Properties Income Trust	10,214	231,041
Gramercy Capital Corp. (I)	14,105	35,263
Gyrodyne Company of America, Inc. (I)	383	43,781
Healthcare Realty Trust, Inc.	21,543	513,585
Hersha Hospitality Trust	47,797	252,368
Highwoods Properties, Inc. (L)	20,340	684,441
Hudson Pacific Properties, Inc.	9,867	171,784
Inland Real Estate Corp. (L)	21,015	176,106
Invesco Mortgage Capital, Inc.	31,813	583,450
Investors Real Estate Trust (L)	23,821	188,186
iStar Financial, Inc. (I)	23,463	151,336
Kite Realty Group Trust	16,110	80,389
LaSalle Hotel Properties	23,719	691,172
Lexington Realty Trust	33,108	280,425
LTC Properties, Inc.	8,457	306,820
Medical Properties Trust, Inc.	37,484	360,596
Mission West Properties, Inc.	5,554	47,875
Monmouth Real Estate Investment Corp.	11,476	134,499
National Health Investments, Inc.	6,730	342,692
New York Mortgage Trust, Inc.	5,509	38,894
NorthStar Realty Finance Corp. (L)	36,681	191,475
Omega Healthcare Investors, Inc.	29,250	658,125
One Liberty Properties, Inc. (L)	3,409	64,191
Parkway Properties, Inc.	4,650	53,196
Pebblebrook Hotel Trust	14,544	339,021
Pennsylvania Real Estate Investment Trust	15,514	232,400
Pennymac Mortgage Investment Trust	11,013	217,286
Potlatch Corp.	11,153	356,227
PS Business Parks, Inc.	5,095	345,033
Rait Financial Trust (L)	14,251	65,840
Ramco-Gershenson Properties Trust	12,735	160,079
Redwood Trust, Inc.	21,998	274,535
Resource Capital Corp.	23,556	125,553
Retail Opportunity Investments Corp. (L)	13,962	168,382
RLJ Lodging Trust	29,596	536,575
Rouse Properties, Inc.	6,171	83,617
Sabra Healthcare REIT, Inc.	10,319	176,558
Saul Centers, Inc.	2,121	90,927
Select Income REIT (I)	2,441	57,998
Sovran Self Storage, Inc. (L)	8,036	402,523
Stag Industrial, Inc.	6,815	99,363
Starwood Property Trust, Inc.	31,946	680,769
Strategic Hotels & Resorts, Inc. (I)	50,384	325,481
Summit Hotel Properties, Inc.	8,524	71,346
Sun Communities, Inc.	7,432	328,792
Sunstone Hotel Investors, Inc. (I)	33,040	363,110
Terreno Realty Corp.	4,014	60,652
Two Harbors Investment Corp.	59,074	612,007
UMH Properties, Inc.	4,239	45,484
Universal Health Realty Income Trust	3,267	135,679
Urstadt Biddle Properties, Inc., Class A	6,333	125,203
Washington Real Estate Investment Trust (L)	18,274	519,895
Western Asset Mortgage Capital Corp.	2,412	47,010
Whitestone REIT, Class B	3,273	45,200

The accompanying notes are an integral part of the financial statements.

61

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Winthrop Realty Trust	8,216	$99,907

		23,843,441
Real Estate Management & Development - 0.2%
AV Homes, Inc. (I)	2,922	42,603
Consolidated-Tomoka Land Company	1,359	39,112
Forestar Group, Inc. (I)	9,711	124,398
Kennedy-Wilson Holdings, Inc.	9,820	137,578
Tejon Ranch Company (I)(L)	3,684	105,436
Thomas Properties Group, Inc.	9,468	51,506
Zillow, Inc. (I)(L)	873	33,724

		534,357
Thrifts & Mortgage Finance - 1.4%
Astoria Financial Corp. (L)	23,951	234,720
Bank Mutual Corp.	13,645	60,174
BankFinancial Corp.	6,563	49,419
Beneficial Mutual Bancorp, Inc. (I)	9,495	81,942
Berkshire Hill Bancorp, Inc.	6,228	137,016
BofI Holding, Inc. (I)	2,966	58,608
Brookline Bancorp, Inc.	19,625	173,681
Cape Bancorp, Inc. (I)	3,610	29,999
Clifton Savings Bancorp, Inc.	2,802	29,169
Dime Community Bancshares	9,091	120,819
Doral Financial Corp. (I)	36,070	54,105
ESB Financial Corp.	3,223	42,544
ESSA Bancorp, Inc.	2,940	31,752
EverBank Financial Corp. (I)	6,077	66,057
Federal Agricultural
Mortgage Corp., Class C (L)	2,873	75,359
First Defiance Financial Corp.	2,964	50,744
First Financial Holdings, Inc.	4,796	51,413
First PacTrust Bancorp, Inc.	3,220	38,189
Flushing Financial Corp.	9,005	122,738
Fox Chase Bancorp, Inc.	4,008	57,876
Franklin Financial Corp. (I)	4,273	70,291
Heritage Financial Group, Inc.	2,751	35,405
Home Bancorp, Inc. (I)	2,391	40,958
Home Federal Bancorp, Inc.	4,656	48,888
Home Loan Servicing Solutions, Ltd.	4,046	54,216
HomeStreet, Inc. (I)	1,232	39,412
Kaiser Federal Financial Group, Inc.	2,957	43,704
Kearny Financial Corp.	4,592	44,496
MGIC Investment Corp. (I)(L)	52,377	150,846
Nationstar Mortgage Holdings, Inc. (I)	5,368	115,519
Northfield Bancorp, Inc. (L)	4,371	62,112
Northwest Bancshares, Inc. (L)	26,838	314,273
OceanFirst Financial Corp.	4,209	60,441
Ocwen Financial Corp. (I)	29,881	561,165
Oritani Financial Corp.	12,815	184,408
Peoples Federal Bancshares, Inc. (I)	2,078	34,703
Provident Financial Holdings, Inc.	3,111	35,870
Provident Financial Services, Inc.	16,741	256,974
Provident New York Bancorp	9,727	73,828
Radian Group, Inc. (L)	37,411	123,082
Rockville Financial, Inc.	8,303	96,066
SI Financial Group, Inc.	3,408	39,192
Territorial Bancorp, Inc.	3,283	74,754
TrustCo Bank Corp.	26,380	144,035
United Financial Bancorp, Inc.	4,506	64,796
ViewPoint Financial Group	9,320	145,765
Walker & Dunlop, Inc. (I)	3,442	44,230
Westfield Financial, Inc.	7,984	58,283
WSFS Financial Corp.	2,240	90,518

		4,674,554

		67,938,626
Health Care - 13.2%
Biotechnology - 3.9%
Achillion Pharmaceuticals, Inc. (I)	14,888	92,306
Acorda Therapeutics, Inc. (I)	11,161	262,953
Aegerion Pharmaceuticals, Inc. (I)	6,114	90,732
Affymax, Inc. (I)	10,048	129,418
Agenus, Inc. (I)	6,644	34,815
Alkermes PLC (I)	33,881	574,961
Allos Therapeutics, Inc. (I)	23,554	42,162
Alnylam Pharmaceuticals, Inc. (I)(L)	12,911	150,671
AMAG Pharmaceuticals, Inc. (I)	6,000	92,400
Amicus Therapeutics, Inc. (I)	8,777	48,274
Arena Pharmaceuticals, Inc. (I)(L)	54,789	546,794
Arqule, Inc. (I)	16,518	97,952
Array BioPharma, Inc. (I)	25,360	87,999
Astex Pharmaceuticals (I)	26,490	55,364
AVEO Pharmaceuticals, Inc. (I)(L)	10,880	132,301
BioCryst Pharmaceuticals, Inc. (I)(L)	14,056	55,943
BioSpecifics Technologies Corp. (I)	1,528	28,696
Biotime, Inc. (I)(L)	8,872	40,811
Celldex Therapeutics, Inc. (I)(L)	16,562	85,957
Cepheid, Inc. (I)(L)	18,207	814,763
Codexis, Inc. (I)	7,544	28,215
Cubist Pharmaceuticals, Inc. (I)	17,538	664,866
Curis, Inc. (I)(L)	22,239	120,091
Cytori Therapeutics, Inc. (I)(L)	15,715	42,431
Dendreon Corp. (I)(L)	42,773	316,520
Discovery Laboratories, Inc. (I)	12,538	29,088
Dusa Pharmaceuticals, Inc. (I)	6,822	35,611
Dyax Corp. (I)	29,023	61,819
Dynavax Technologies Corp. (I)	48,493	209,490
Emergent Biosolutions, Inc. (I)	7,138	108,141
Enzon Pharmaceuticals, Inc. (I)(L)	11,906	81,794
Exact Sciences Corp. (I)(L)	15,992	171,434
Exelixis, Inc. (I)(L)	41,288	228,323
Genomic Health, Inc. (I)(L)	4,487	149,866
Geron Corp. (I)(L)	37,455	64,423
GTx, Inc. (I)	7,718	27,245
Halozyme Therapeutics, Inc. (I)(L)	25,013	221,615
Horizon Pharma, Inc. (I)(L)	6,223	44,370
Idenix Pharmaceuticals, Inc. (I)(L)	20,834	214,590
ImmunoCellular Therapeutics, Ltd. (I)(L)	11,467	43,001
Immunogen, Inc. (I)	21,536	361,374
Immunomedics, Inc. (I)	19,080	68,116
Infinity Pharmaceuticals, Inc. (I)(L)	5,503	74,621
InterMune, Inc. (I)	18,195	217,430
Ironwood Pharmaceuticals, Inc. (I)(L)	20,920	288,278
Isis Pharmaceuticals, Inc. (I)(L)	27,907	334,884
Keryx Biopharmaceuticals Inc. (I)	19,949	35,908
Lexicon Pharmaceuticals, Inc. (I)(L)	55,554	124,997
Ligand Pharmaceuticals, Inc., Class B (I)	4,959	84,005
Mannkind Corp. (I)(L)	31,924	73,106
Maxygen, Inc. (I)	8,407	50,106
Merrimack Pharmaceuticals, Inc.	4,332	31,537
Momenta Pharmaceuticals, Inc. (I)	13,027	176,125
Neurocrine Biosciences, Inc. (I)	18,476	146,145
NewLink Genetics Corp. (I)(L)	3,623	54,273
Novavax, Inc. (I)(L)	33,424	52,141
NPS Pharmaceuticals, Inc. (I)(L)	24,044	207,019
OncoGenex Pharmaceuticals, Inc. (I)	4,242	57,012

The accompanying notes are an integral part of the financial statements.

62

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Biotechnology (continued)
Oncothyreon, Inc. (I)(L)	16,097	$75,334
Opko Health, Inc. (I)(L)	29,796	137,062
Orexigen Therapeutics, Inc. (I)(L)	17,202	95,299
Osiris Therapeutics, Inc. (I)(L)	4,737	51,965
PDL BioPharma, Inc. (L)	38,866	257,682
Pharmacyclics, Inc. (I)(L)	15,130	826,249
Progenics Pharmaceuticals, Inc. (I)(L)	8,516	83,286
Raptor Pharmaceutical Corp. (I)(L)	13,861	77,483
Repligen Corp. (I)	8,974	38,588
Rigel Pharmaceuticals, Inc. (I)	20,062	186,577
Sangamo Biosciences, Inc. (I)(L)	14,979	82,684
Seattle Genetics, Inc. (I)(L)	26,393	670,118
SIGA Technologies, Inc. (I)(L)	10,574	30,347
Spectrum Pharmaceuticals, Inc. (I)(L)	16,520	257,051
Synageva BioPharma Corp. (I)	2,569	104,199
Synergy Pharmaceuticals, Inc. (I)	11,640	55,290
Synta Pharmaceuticals Corp. (I)(L)	10,580	57,873
Targacept, Inc. (I)	8,153	35,058
Theravance, Inc. (I)(L)	16,874	374,940
Threshold Pharmaceuticals, Inc. (I)	12,625	93,425
Trius Therapeutics, Inc. (I)	7,335	42,250
Vanda Pharmaceuticals, Inc. (I)	8,549	37,616
Vical, Inc. (I)(L)	21,508	77,429
Xoma Corp. (I)	19,386	58,158
ZIOPHARM Oncology, Inc. (I)(L)	18,950	112,753

		12,683,998
Health Care Equipment & Supplies - 3.3%
Abaxis, Inc. (I)(L)	6,018	222,666
ABIOMED, Inc. (I)(L)	9,316	212,591
Accuray, Inc. (I)	19,852	135,788
Align Technology, Inc. (I)(L)	19,929	666,824
Alphatec Holdings, Inc. (I)(L)	16,839	30,984
Analogic Corp.	3,377	209,374
AngioDynamics, Inc. (I)(L)	6,871	82,521
Anika Therapeutics, Inc. (I)	3,373	45,839
Antares Pharma, Inc. (I)(L)	25,701	93,552
Arthrocare Corp. (I)	7,691	225,192
Atricure, Inc. (I)	4,297	41,294
Atrion Corp.	443	90,806
Biolase Technology, Inc. (I)(L)	8,343	16,268
Cantel Medical Corp.	5,881	160,257
Cardiovascular Systems, Inc. (I)	4,860	47,579
Cerus Corp. (I)	15,770	52,356
Conceptus, Inc. (I)(L)	8,733	173,088
CONMED Corp. (L)	7,839	216,905
CryoLife, Inc. (I)	7,821	40,904
Cyberonics, Inc. (I)(L)	7,658	344,151
Cynosure, Inc. (I)	2,854	60,362
Derma Sciences, Inc. (I)	3,079	29,312
DexCom, Inc. (I)(L)	19,118	247,769
Endologix, Inc. (I)(L)	15,410	237,930
EnteroMedics, Inc. (I)	7,647	26,382
Exactech, Inc. (I)	2,606	43,703
Greatbatch, Inc. (I)	6,492	147,433
Haemonetics Corp. (I)(L)	6,973	516,769
Hansen Medical, Inc. (I)(L)	16,019	36,363
HeartWare International, Inc. (I)(L)	3,937	349,606
ICU Medical, Inc. (I)	3,436	183,414
Insulet Corp. (I)(L)	13,335	284,969
Integra LifeSciences Holdings Corp. (I)	5,441	202,296
Invacare Corp.	8,843	136,447
IRIS International, Inc. (I)	4,592	51,890
MAKO Surgical Corp. (I)(L)	10,043	257,201
Masimo Corp. (I)(L)	13,832	309,560
Meridian Bioscience, Inc. (L)	11,462	234,513
Merit Medical Systems, Inc. (I)	11,698	161,549
Natus Medical, Inc. (I)	8,236	95,702
Navidea Biopharmaceuticals, Inc. (I)(L)	27,347	101,731
Neogen Corp. (I)(L)	6,632	306,398
NuVasive, Inc. (I)	11,990	304,066
NxStage Medical, Inc. (I)(L)	13,720	229,947
OraSure Technologies, Inc. (I)	13,435	151,009
Orthofix International NV (I)	5,181	213,716
Palomar Medical Technologies, Inc. (I)	5,597	47,575
PhotoMedex, Inc. (I)	3,758	45,660
Quidel Corp. (I)(L)	7,801	122,320
Rochester Medical Corp. (I)	3,160	34,002
Rockwell Medical Technologies, Inc. (I)	6,138	57,145
RTI Biologics, Inc. (I)	16,126	60,634
Solta Medical, Inc. (I)	17,829	52,239
Spectranetics Corp. (I)	9,658	110,294
STAAR Surgical Company (I)(L)	10,311	80,116
STERIS Corp. (L)	15,923	499,505
SurModics, Inc. (I)(L)	4,396	76,051
Symmetry Medical, Inc. (I)	10,269	88,108
Tornier BV (I)	4,199	94,142
Unilife Corp. (I)(L)	20,893	70,618
Utah Medical Products, Inc.	1,074	36,011
Vascular Solutions, Inc. (I)	4,795	60,225
Volcano Corp. (I)	14,777	423,361
West Pharmaceutical Services, Inc. (L)	9,356	472,384
Wright Medical Group, Inc. (I)(L)	10,882	232,331
Young Innovations, Inc.	1,610	55,529
Zeltiq Aesthetics, Inc. (I)	4,974	27,854

		10,775,080
Health Care Providers & Services - 2.8%
Acadia Healthcare Company, Inc. (I)	6,372	111,765
Accretive Health, Inc. (I)(L)	15,647	171,491
Air Methods Corp. (I)(L)	3,572	350,949
Almost Family, Inc. (I)	2,266	50,622
Amedisys, Inc. (I)	8,364	104,132
AMN Healthcare Services, Inc. (I)	11,544	68,456
Amsurg Corp. (I)	8,698	260,766
Assisted Living Concepts, Inc.	5,358	76,191
Bio-Reference Labs, Inc. (I)	6,842	179,808
BioScrip, Inc. (I)	12,301	91,396
Capital Senior Living Corp. (I)	7,936	84,122
Centene Corp. (I)(L)	14,237	429,388
Chemed Corp. (L)	5,282	319,244
Chindex International, Inc. (I)(L)	3,531	34,604
Corvel Corp. (I)	1,756	86,044
Cross Country Healthcare, Inc. (I)	7,736	33,806
Emeritus Corp. (I)(L)	8,608	144,873
ExamWorks Group, Inc. (I)	8,142	107,719
Five Star Quality Care, Inc. (I)	12,241	37,580
Gentiva Health Services, Inc. (I)	8,785	60,880
Hanger Orthopedic Group, Inc. (I)	9,416	241,426
HealthSouth Corp. (I)(L)	26,425	614,646
Healthways, Inc. (I)	9,341	74,541
HMS Holdings Corp. (I)(L)	23,850	794,444
Integramed America, Inc. (I)	2,588	35,844
IPC The Hospitalist Company, Inc. (I)	4,582	207,656
Kindred Healthcare, Inc. (I)(L)	14,648	143,990
Landauer, Inc.	2,583	148,083
LHC Group, Inc. (I)	4,506	76,422
Magellan Health Services, Inc. (I)	7,512	340,519
Metropolitan Health Networks, Inc. (I)	12,366	118,343
MModal, Inc. (I)	10,958	142,235

The accompanying notes are an integral part of the financial statements.

63

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Health Care Providers & Services (continued)
Molina Healthcare, Inc. (I)	8,267	$193,944
MWI Veterinary Supply, Inc. (I)(L)	3,569	366,786
National Healthcare Corp. (L)	2,869	129,765
National Research Corp.	744	38,948
Owens & Minor, Inc. (L)	17,504	536,148
PDI, Inc. (I)	3,121	25,717
PharMerica Corp. (I)	8,245	90,035
PSS World Medical, Inc. (I)(L)	14,012	294,112
Select Medical Holdings Corp. (I)	9,655	97,612
Skilled Healthcare Group, Inc. (I)	5,350	33,598
Sun Healthcare Group, Inc. (I)	7,378	61,754
Sunrise Senior Living, Inc. (I)(L)	16,210	118,171
Team Health Holdings, Inc. (I)	7,906	190,456
The Ensign Group, Inc.	4,788	135,357
The Providence Service Corp. (I)	3,835	52,578
Triple-S Management Corp., Class B (I)	5,362	98,017
Universal American Corp. (I)	10,463	110,175
US Physical Therapy, Inc.	3,277	83,334
Vanguard Health Systems, Inc. (I)	8,936	79,441
WellCare Health Plans, Inc. (I)	11,927	632,131

		9,110,064
Health Care Technology - 0.7%
athenahealth, Inc. (I)(L)	9,946	787,425
Computer Programs & Systems, Inc.	3,027	173,205
ePocrates, Inc. (I)	5,299	42,498
Greenway Medical Technologies	2,301	37,529
HealthStream, Inc. (I)	5,467	142,142
MedAssets, Inc. (I)	16,269	218,818
Medidata Solutions, Inc. (I)	6,165	201,411
Merge Healthcare, Inc. (I)	16,791	48,022
Omnicell, Inc. (I)(L)	9,300	136,152
Quality Systems, Inc.	10,940	300,959
Vocera Communications, Inc.	1,891	50,660

		2,138,821
Life Sciences Tools & Services - 0.4%
Affymetrix, Inc. (I)(L)	19,895	93,308
Cambrex Corp. (I)	8,679	81,669
eResearch Technology, Inc. (I)	13,867	110,797
Fluidigm Corp. (I)	5,861	88,149
Furiex Pharmaceuticals, Inc. (I)	2,164	45,336
Harvard Bioscience, Inc. (I)	7,471	28,166
Luminex Corp. (I)(L)	11,608	284,280
Medtox Scientific, Inc. (I)	2,154	58,072
PAREXEL International Corp. (I)	16,615	469,041
Sequenom, Inc. (I)(L)	32,000	129,920

		1,388,738
Pharmaceuticals - 2.1%
Akorn, Inc. (I)(L)	15,971	251,863
Ampio Pharmaceuticals, Inc. (I)(L)	6,938	35,245
Auxilium Pharmaceuticals, Inc. (I)(L)	13,536	363,983
AVANIR Pharmaceuticals, Class A (I)(L)	37,891	148,533
BioDelivery Sciences International, Inc. (I)	6,478	29,021
Cadence Pharmaceuticals, Inc. (I)(L)	17,386	62,068
Clovis Oncology, Inc. (I)(L)	3,838	83,208
Corcept Therapeutics, Inc. (I)(L)	12,565	56,417
Depomed, Inc. (I)	15,956	90,790
Endocyte, Inc. (I)	8,456	69,508
Forest Laboratories, Inc. (I)	3,580	3,401
Hi-Tech Pharmacal Company, Inc. (I)	3,055	98,982
Impax Laboratories, Inc. (I)	18,680	378,644
Indevus Pharmaceuticals, Inc. (I)	17,906	0
Jazz Pharmaceuticals PLC (I)	11,551	519,911
MAP Pharmaceuticals, Inc. (I)(L)	7,057	105,714
Medicis Pharmaceutical Corp., Class A	15,971	545,410
Nektar Therapeutics (I)(L)	32,132	259,305
Obagi Medical Products, Inc. (I)	5,503	84,031
Omeros Corp. (I)	6,391	63,910
Optimer Pharmaceuticals, Inc. (I)(L)	13,085	203,079
Pacira Pharmaceuticals, Inc. (I)	5,322	85,365
Pain Therapeutics, Inc. (I)	11,166	52,369
Par Pharmaceutical Companies, Inc. (I)	10,249	370,399
Pozen, Inc. (I)	7,764	48,447
Questcor Pharmaceuticals, Inc. (I)(L)	14,952	796,044
Repros Therapeutics, Inc. (I)	4,340	39,407
Sagent Pharmaceuticals, Inc. (I)	2,635	47,641
Santarus, Inc. (I)	15,332	108,704
SciClone Pharmaceuticals, Inc. (I)(L)	15,921	111,606
The Medicines Company (I)(L)	15,422	353,781
Ventrus Biosciences, Inc. (I)(L)	3,675	15,692
ViroPharma, Inc. (I)(L)	19,356	458,737
Vivus, Inc. (I)(L)	27,734	791,528
XenoPort, Inc. (I)(L)	10,364	62,599
Zogenix, Inc. (I)	10,946	27,146

		6,822,488

		42,919,189
Industrials - 14.7%
Aerospace & Defense - 1.6%
AAR Corp.	11,252	151,677
Aerovironment, Inc. (I)(L)	4,852	127,656
American Science & Engineering, Inc.	2,482	140,109
API Technologies Corp. (I)	9,683	35,633
Astronics Corp. (I)	3,031	85,595
Ceradyne, Inc.	6,796	174,317
Cubic Corp.	4,434	213,187
Curtiss-Wright Corp.	13,040	404,892
DigitalGlobe, Inc. (I)	10,114	153,328
Esterline Technologies Corp. (I)	8,512	530,723
GenCorp, Inc. (I)(L)	16,985	110,572
GeoEye, Inc. (I)(L)	4,253	65,836
HEICO Corp. (L)	14,655	579,166
Hexcel Corp. (I)(L)	27,654	713,197
Kratos Defense &
Security Solutions, Inc. (I)(L)	11,444	66,833
LMI Aerospace, Inc. (I)	2,750	47,795
Moog, Inc., Class A (I)	12,553	519,067
National Presto Industries, Inc. (L)	1,330	92,794
Orbital Sciences Corp., Class A (I)	16,490	213,051
Taser International, Inc. (I)	15,629	81,896
Teledyne Technologies, Inc. (I)	10,214	629,693
The KEYW Holding Corp. (I)(L)	5,438	54,598

		5,191,615
Air Freight & Logistics - 0.4%
Air Transport Services Group, Inc. (I)	15,341	79,773
Atlas Air Worldwide Holdings, Inc. (I)(L)	7,328	318,841
Echo Global Logistics, Inc. (I)	4,169	79,461
Forward Air Corp.	8,080	260,742
HUB Group, Inc., Class A (I)	10,290	372,498
Pacer International, Inc. (I)	10,239	55,495
Park-Ohio Holdings Corp. (I)	2,523	48,013
XPO Logistics, Inc. (I)	4,983	83,714

		1,298,537
Airlines - 0.7%
Alaska Air Group, Inc. (I)(L)	19,646	705,291
Allegiant Travel Company (I)(L)	4,136	288,196
Hawaiian Holdings, Inc. (I)	14,519	94,519

The accompanying notes are an integral part of the financial statements.

64

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Airlines (continued)
JetBlue Airways Corp. (I)(L)	64,649	$342,640
Republic Airways Holdings, Inc. (I)(L)	13,837	76,795
SkyWest, Inc.	14,458	94,411
Spirit Airlines, Inc. (I)	11,545	224,666
US Airways Group, Inc. (I)(L)	45,032	600,277

		2,426,795
Building Products - 0.8%
AAON, Inc. (L)	5,304	99,980
Ameresco, Inc., Class A (I)	5,709	68,108
American Woodmark Corp. (I)	2,823	48,273
AO Smith Corp.	10,772	526,643
Apogee Enterprises, Inc.	7,943	127,644
Builders FirstSource, Inc. (I)(L)	13,216	62,644
Gibraltar Industries, Inc. (I)	8,648	89,766
Griffon Corp. (L)	12,622	108,297
Insteel Industries, Inc. (L)	5,193	57,902
NCI Building Systems, Inc. (I)	5,129	55,547
Nortek, Inc. (I)	2,167	108,437
Quanex Building Products Corp.	10,166	181,768
Simpson Manufacturing Company, Inc.	11,092	327,325
Trex Company, Inc. (I)(L)	3,880	116,749
Universal Forest Products, Inc. (L)	5,466	213,065
USG Corp. (I)(L)	20,602	392,468

		2,584,616
Commercial Services & Supplies - 2.3%
A.T. Cross Company, Class A (I)	3,028	29,886
ABM Industries, Inc. (L)	14,870	290,857
ACCO Brands Corp. (I)	31,403	324,707
Acorn Energy, Inc.	5,150	42,848
American Reprographics Company (I)	10,836	54,505
Asset Acceptance Capital Corp. (I)	4,978	33,850
Asta Funding, Inc.	3,467	32,486
Casella Waste Systems, Inc., Class A (I)	7,856	45,958
Cenveo, Inc. (I)(L)	15,124	29,189
Consolidated Graphics, Inc. (I)	2,243	65,159
Courier Corp.	3,222	42,692
Deluxe Corp. (L)	14,084	351,255
Encore Capital Group, Inc. (I)	6,137	181,778
EnergySolutions, Inc. (I)	21,922	37,048
EnerNOC, Inc. (I)	6,848	49,580
Ennis, Inc.	7,166	110,213
G&K Services, Inc., Class A	5,225	162,968
Healthcare Services Group, Inc.	18,608	360,623
Heritage-Crystal Clean, Inc. (I)	2,224	36,362
Herman Miller, Inc.	16,113	298,413
HNI Corp.	12,575	323,806
InnerWorkings, Inc. (I)(L)	8,992	121,662
Interface, Inc. (L)	16,238	221,324
Intersections, Inc.	2,739	43,413
Kimball International, Inc., Class B	9,269	71,371
Knoll, Inc.	13,334	178,942
McGrath RentCorp (L)	6,847	181,446
Metalico, Inc. (I)(L)	11,171	24,576
Mine Safety Appliances Company (L)	7,637	307,313
Mobile Mini, Inc. (I)(L)	10,639	153,202
Multi-Color Corp.	3,909	86,936
NL Industries, Inc.	1,853	23,107
Portfolio Recovery Associates, Inc. (I)(L)	4,769	435,219
Quad/Graphics, Inc. (L)	6,932	99,682
Schawk, Inc., Class A	3,449	43,802
Standard Parking Corp. (I)	4,385	94,365
Steelcase, Inc., Class A	20,951	189,188
Swisher Hygiene, Inc. (I)(L)	31,109	78,706
Sykes Enterprises, Inc. (I)	10,765	171,809
Team, Inc. (I)	5,540	172,737
Tetra Tech, Inc. (I)	17,511	456,687
The Brinks Company	13,071	302,986
The Geo Group, Inc. (I)	17,025	386,808
TMS International Corp. (I)	3,882	38,704
TRC Companies, Inc. (I)	4,544	27,628
Unifirst Corp.	4,008	255,510
United Stationers, Inc. (L)	11,212	302,163
US Ecology, Inc.	5,140	91,184
Viad Corp.	5,558	111,160

		7,575,813
Construction & Engineering - 0.8%
Aegion Corp. (I)	11,005	196,879
Argan, Inc.	2,962	41,409
Comfort Systems USA, Inc. (L)	10,664	106,853
Dycom Industries, Inc. (I)	9,326	173,557
EMCOR Group, Inc.	18,496	514,559
Furmanite Corp. (I)	10,914	53,042
Granite Construction, Inc. (L)	10,698	279,325
Great Lakes Dredge & Dock Corp. (L)	16,701	118,911
Layne Christensen Company (I)	5,555	114,933
MasTec, Inc. (I)	16,170	243,197
Michael Baker Corp. (I)	2,479	64,677
MYR Group, Inc. (I)	5,767	98,385
Northwest Pipe Company (I)	2,686	65,162
Orion Marine Group, Inc. (I)	7,957	55,381
Pike Electric Corp. (I)	5,079	39,210
Primoris Services Corp.	8,373	100,476
Sterling Construction Company, Inc. (I)	4,961	50,701
Tutor Perini Corp. (I)	9,931	125,826

		2,442,483
Electrical Equipment - 1.1%
A123 Systems, Inc. (I)(L)	30,205	38,058
Acuity Brands, Inc. (L)	11,726	596,971
American Superconductor Corp. (I)(L)	11,170	52,499
AZZ, Inc. (L)	3,539	216,799
Belden, Inc.	12,630	421,211
Brady Corp., Class A (L)	13,532	372,265
Capstone Turbine Corp. (I)(L)	84,356	85,200
Encore Wire Corp.	5,288	141,613
EnerSys, Inc. (I)	13,292	466,150
Franklin Electric Company, Inc.	6,534	334,083
Fuelcell Energy, Inc. (I)(L)	44,109	44,550
Generac Holdings, Inc.	6,821	164,113
Global Power Equipment Group, Inc.	4,808	105,007
II-VI, Inc. (I)(L)	14,584	243,115
LSI Industries, Inc.	5,994	42,677
Powell Industries, Inc. (I)	2,525	94,334
Preformed Line Products Company	679	39,321
Thermon Group Holdings, Inc. (I)	4,210	87,189
Vicor Corp.	5,901	40,953

		3,586,108
Industrial Conglomerates - 0.2%
Raven Industries, Inc.	5,036	350,455
Seaboard Corp. (I)	84	179,170
Standex International Corp.	3,515	149,634

		679,259
Machinery - 3.2%
Accuride Corp. (I)	13,327	79,962
Actuant Corp., Class A	18,924	513,976
Alamo Group, Inc.	1,962	61,548

The accompanying notes are an integral part of the financial statements.

65

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Machinery (continued)
Albany International Corp., Class A (L)	7,761	$145,208
Altra Holdings, Inc.	7,560	119,297
American Railcar Industries, Inc. (I)	2,686	72,791
Ampco-Pittsburgh Corp.	2,566	47,035
Astec Industries, Inc. (I)	5,564	170,704
Barnes Group, Inc.	15,066	365,953
Blount International, Inc. (I)	13,635	199,753
Briggs & Stratton Corp. (L)	13,476	235,695
Cascade Corp.	2,561	120,495
Chart Industries, Inc. (I)(L)	8,309	571,327
CIRCOR International, Inc. (L)	4,823	164,416
CLARCOR, Inc.	13,889	668,894
Columbus McKinnon Corp. (I)(L)	5,539	83,584
Commercial Vehicle Group, Inc. (I)	6,999	60,331
Douglas Dynamics, Inc.	6,237	88,877
Dynamic Materials Corp.	3,880	67,240
Energy Recovery, Inc. (I)(L)	13,789	33,094
EnPro Industries, Inc. (I)(L)	5,745	214,691
ESCO Technologies, Inc.	7,412	270,093
Federal Signal Corp. (I)	17,686	103,286
Flow International Corp. (I)	14,182	44,673
FreightCar America, Inc.	3,441	79,040
Graham Corp.	2,915	54,277
Greenbrier Companies, Inc. (I)	6,360	111,809
Hardinge, Inc.	3,435	31,259
Hurco Companies, Inc. (I)	1,968	40,324
John Bean Technologies Corp.	8,052	109,266
Kadant, Inc. (I)	3,356	78,698
Kaydon Corp.	8,913	190,649
LB Foster Company	2,596	74,272
Lindsay Corp.	3,509	227,734
Lydall, Inc. (I)	4,807	64,991
Meritor, Inc. (I)	27,000	140,940
Met-Pro Corp.	4,625	42,596
Middleby Corp. (I)(L)	5,204	518,370
Miller Industries, Inc.	3,382	53,875
Mueller Industries, Inc. (L)	7,459	317,679
Mueller Water Products, Inc.	43,623	150,936
NACCO Industries, Inc., Class A	1,520	176,700
NN, Inc. (I)	4,931	50,346
PMFG, Inc. (I)	6,077	47,461
Proto Labs, Inc. (I)(L)	1,430	41,127
RBC Bearings, Inc. (I)	6,199	293,213
Rexnord Corp.	8,035	161,021
Robbins & Myers, Inc.	10,670	446,219
Sauer-Danfoss, Inc.	3,251	113,557
Sun Hydraulics, Inc.	5,754	139,765
Tennant Company	5,240	209,338
The Eastern Company	1,864	30,104
The Gorman-Rupp Company (L)	4,274	127,365
Titan International, Inc. (L)	11,689	286,731
TriMas Corp. (I)	8,973	180,357
Twin Disc, Inc. (L)	2,441	45,134
Wabash National Corp. (I)	19,180	126,972
Watts Water Technologies, Inc., Class A	8,219	274,021
Woodward, Inc. (L)	19,210	757,642

		10,296,711
Marine - 0.0%
Eagle Bulk Shipping, Inc. (I)(L)	4,335	13,697
Genco Shipping & Trading, Ltd. (I)	8,893	27,124
International Shipholding Corp.	1,613	30,421
Rand Logistics, Inc. (I)	5,292	44,982

		116,224
Professional Services - 1.3%
Acacia Research Corp. (I)	13,807	514,173
Barrett Business Services, Inc.	2,141	45,261
CBIZ, Inc. (I)(L)	10,903	64,764
CDI Corp.	3,865	63,386
CRA International, Inc. (I)	3,007	44,173
Exponent, Inc. (I)	3,710	195,999
Franklin Covey Company (I)	4,159	42,588
FTI Consulting, Inc. (I)	11,599	333,471
GP Strategies Corp. (I)	4,307	79,550
Heidrick & Struggles International, Inc.	5,061	88,568
Hudson Global, Inc. (I)(L)	9,941	41,454
Huron Consulting Group, Inc. (I)	6,389	202,212
ICF International, Inc. (I)	5,532	131,883
Insperity, Inc.	6,251	169,090
Kelly Services, Inc., Class A (L)	7,534	97,264
Kforce, Inc. (I)	8,032	108,111
Korn/Ferry International (I)	13,257	190,238
Mistras Group, Inc. (I)	4,373	114,922
Navigant Consulting Company (I)	14,361	181,523
Odyssey Marine Exploration, Inc. (I)(L)	21,204	79,303
On Assignment, Inc. (I)	11,936	190,499
Pendrell Corp. (I)	44,350	49,672
Resources Connection, Inc.	11,764	144,697
RPX Corp. (I)	5,879	84,364
The Advisory Board Company (I)	4,772	236,643
The Corporate Executive Board Company (L)	9,275	379,162
The Dolan Company (I)	8,855	59,594
TrueBlue, Inc. (I)	11,176	173,004
VSE Corp.	1,272	30,261
WageWorks, Inc. (I)	1,887	28,418

		4,164,247
Road & Rail - 1.3%
Amerco, Inc.	2,407	216,558
Arkansas Best Corp.	7,256	91,426
Avis Budget Group, Inc. (I)	29,490	448,248
Celadon Group, Inc.	5,740	94,021
Dollar Thrifty Automotive Group, Inc. (I)	7,778	629,707
Genesee & Wyoming, Inc., Class A (I)	11,180	590,751
Heartland Express, Inc. (L)	13,275	189,965
Knight Transportation, Inc. (L)	15,907	254,353
Marten Transport, Ltd.	4,481	95,266
Old Dominion Freight Line, Inc. (I)(L)	13,162	569,783
Quality Distribution, Inc. (I)	6,150	68,204
RailAmerica, Inc. (I)	5,251	127,074
Roadrunner Transportation Systems, Inc. (I)	3,673	62,037
Saia, Inc. (I)	4,577	100,191
Swift Transportation Company (I)	21,962	207,541
Universal Truckload Services, Inc.	1,623	24,548
Werner Enterprises, Inc. (L)	12,168	290,694
Zipcar, Inc. (I)(L)	7,451	87,400

		4,147,767
Trading Companies & Distributors - 1.0%
Aceto Corp.	7,742	69,910
Aircastle, Ltd.	16,188	195,065
Applied Industrial Technologies, Inc. (L)	11,666	429,892
Beacon Roofing Supply, Inc. (I)(L)	13,039	328,844
CAI International, Inc. (I)	3,675	73,059
DXP Enterprises, Inc. (I)	2,470	102,480
Edgen Group, Inc.	4,472	33,629
H&E Equipment Services, Inc. (I)	8,019	120,526
Houston Wire & Cable Company	5,168	56,486
Interline Brands, Inc. (I)	8,815	220,992
Kaman Corp., Class A (L)	7,376	228,213

The accompanying notes are an integral part of the financial statements.

66

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Trading Companies & Distributors (continued)
Rush Enterprises, Inc., Class A (I)	9,231	$150,927
Seacube Container Leasing, Ltd.	3,141	53,617
TAL International Group, Inc.	8,096	271,135
Textainer Group Holdings, Ltd. (L)	3,362	124,058
Titan Machinery, Inc. (I)	4,697	142,648
Watsco, Inc. (L)	8,120	599,256

		3,200,737
Transportation Infrastructure - 0.0%
Wesco Aircraft Holdings, Inc. (I)	4,903	62,415

		47,773,327
Information Technology - 17.3%
Communications Equipment - 2.2%
ADTRAN, Inc. (L)	17,561	530,167
Anaren, Inc. (I)	4,205	82,418
Arris Group, Inc. (I)	31,346	436,023
Aruba Networks, Inc. (I)(L)	31,001	466,565
Aviat Networks, Inc. (I)	17,874	50,047
Bel Fuse, Inc., Class B	3,115	54,855
Black Box Corp.	4,801	137,789
CalAmp Corp. (I)	8,290	60,766
Calix, Inc. (I)	10,778	88,595
Ciena Corp. (I)	27,520	450,502
Comtech Telecommunications Corp. (L)	5,340	152,617
Comverse Technology, Inc. (I)	60,798	353,844
Digi International, Inc. (I)	7,335	75,110
Emulex Corp. (I)	23,979	172,649
Extreme Networks, Inc. (I)	26,299	90,469
Finisar Corp. (I)(L)	25,281	378,204
Globecomm Systems, Inc. (I)	6,539	66,305
Harmonic, Inc. (I)	32,498	138,441
Infinera Corp. (I)(L)	30,592	209,249
InterDigital, Inc. (L)	12,285	362,530
Ixia (I)(L)	11,781	141,608
KVH Industries, Inc. (I)	4,462	55,775
Loral Space & Communications, Inc.	3,060	206,091
NETGEAR, Inc. (I)(L)	10,511	362,735
Numerex Corp., Class A (I)	3,087	28,709
Oclaro, Inc. (I)(L)	14,846	45,132
Oplink Communications, Inc. (I)	5,332	72,142
Parkervision, Inc. (I)	21,744	51,751
Plantronics, Inc.	11,767	393,018
Procera Networks, Inc. (I)	5,389	131,007
ShoreTel, Inc. (I)	13,636	59,726
Sonus Networks, Inc. (I)	58,978	126,803
Sycamore Networks, Inc. (I)	5,783	83,969
Symmetricom, Inc. (I)	11,926	71,437
Tellabs, Inc.	101,195	336,979
Telular Corp.	4,893	45,211
Tessco Technologies, Inc.	1,590	35,060
Ubiquiti Networks, Inc. (I)(L)	2,940	41,895
ViaSat, Inc. (I)(L)	10,413	393,299
Westell Technologies, Inc., Class A (I)	14,599	34,746

		7,074,238
Computers & Peripherals - 0.8%
3D Systems Corp. (I)(L)	11,995	409,509
Avid Technology, Inc. (I)(L)	8,548	63,512
Cray, Inc. (I)	10,337	124,871
Datalink Corp. (I)	4,488	42,860
Electronics for Imaging, Inc. (I)	12,810	208,163
Imation Corp. (I)	8,786	51,925
Immersion Corp. (I)	7,908	44,522
Intermec, Inc. (I)	16,710	103,602
Intevac, Inc. (I)	6,763	50,858
OCZ Technology Group, Inc. (I)(L)	18,736	99,301
QLogic Corp. (I)	26,909	368,384
Quantum Corp. (I)	65,378	132,717
Silicon Graphics International Corp. (I)(L)	8,958	57,510
STEC, Inc. (I)(L)	10,101	78,788
Stratasys, Inc. (I)(L)	5,914	293,039
Super Micro Computer, Inc. (I)(L)	8,044	127,578
Synaptics, Inc. (I)(L)	9,326	267,003

		2,524,142
Electronic Equipment, Instruments & Components - 2.3%
Aeroflex Holding Corp. (I)	5,347	32,349
Agilysys, Inc. (I)	4,349	37,706
Anixter International, Inc. (L)	7,776	412,517
Audience, Inc. (I)	1,747	33,682
Badger Meter, Inc. (L)	4,024	151,101
Benchmark Electronics, Inc. (I)	15,940	222,363
Brightpoint, Inc. (I)	19,299	104,408
Checkpoint Systems, Inc. (I)	11,371	99,041
Cognex Corp.	11,878	375,939
Coherent, Inc. (I)	6,561	284,091
CTS Corp.	9,436	88,887
Daktronics, Inc.	10,138	70,054
DTS, Inc. (I)	4,580	119,446
Echelon Corp. (I)	10,919	37,998
Electro Rent Corp.	5,367	87,106
Electro Scientific Industries, Inc. (L)	6,423	75,920
Fabrinet (I)	6,149	77,170
FARO Technologies, Inc. (I)	4,721	198,660
FEI Company (L)	10,518	503,181
GSI Group, Inc. (I)	8,190	93,857
Insight Enterprises, Inc. (I)	12,354	207,918
InvenSense, Inc.	10,142	114,605
KEMET Corp. (I)	12,559	75,480
KEY Tronic Corp. (I)	3,067	25,272
Lecroy Corp. (I)	4,781	68,177
Littelfuse, Inc. (L)	6,014	342,136
Maxwell Technologies, Inc. (I)	8,229	53,982
Measurement Specialties, Inc. (I)	4,239	137,810
Mercury Computer Systems, Inc. (I)	8,617	111,418
Mesa Laboratories, Inc.	808	37,564
Methode Electronics, Inc.	10,443	88,870
MTS Systems Corp.	4,453	171,663
Multi-Fineline Electronix, Inc. (I)	2,461	60,639
Neonode, Inc. (I)	6,429	39,538
NeoPhotonics Corp. (I)	5,699	28,153
Newport Corp. (I)	10,626	127,725
OSI Systems, Inc. (I)	5,519	349,573
Park Electrochemical Corp.	5,793	149,923
PC Connection, Inc.	2,661	28,260
Plexus Corp. (I)	9,731	274,414
Power-One, Inc. (I)	18,376	83,060
RadiSys Corp. (I)	6,558	41,184
RealD, Inc. (I)(L)	12,224	182,871
Richardson Electronics, Ltd.	3,980	49,073
Rofin-Sinar Technologies, Inc. (I)	7,946	150,418
Rogers Corp. (I)(L)	4,485	177,651
Sanmina-SCI Corp. (I)	22,714	186,028
Scansource, Inc. (I)(L)	7,637	233,998
SYNNEX Corp. (I)(L)	7,272	250,811
TTM Technologies, Inc. (I)	14,803	139,296
Universal Display Corp. (I)(L)	11,023	396,167
Vishay Precision Group, Inc. (I)	3,467	48,365

The accompanying notes are an integral part of the financial statements.

67

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Electronic Equipment, Instruments &
Components (continued)
Zygo Corp. (I)	4,613	$82,388

		7,619,906
Internet Software & Services - 2.6%
Active Network, Inc. (I)	10,797	166,166
Ancestry.com, Inc. (I)(L)	8,056	221,782
Angie’s List, Inc. (I)(L)	9,978	158,052
Bankrate, Inc. (I)	12,886	236,974
Bazaarvoice, Inc. (L)	2,735	49,777
Blucora, Inc. (I)	11,199	137,972
Brightcove, Inc. (I)	1,770	26,993
Carbonite, Inc. (I)	3,420	30,575
comScore, Inc. (I)(L)	9,902	162,987
Constant Contact, Inc. (I)(L)	8,468	151,408
Cornerstone Ondemand, Inc. (I)	9,456	225,147
CoStar Group, Inc. (I)(L)	7,371	598,525
DealerTrack Holdings, Inc. (I)(L)	11,786	354,876
Demand Media, Inc. (I)(L)	8,416	94,259
Demandware, Inc. (I)	1,864	44,158
Dice Holdings, Inc. (I)(L)	12,716	119,403
Digital River, Inc. (I)	10,408	172,981
EarthLink, Inc.	29,667	220,722
EasyLink Services International Corp. (I)	9,073	65,689
Envestnet, Inc. (I)	5,975	71,700
ExactTarget, Inc.	2,776	60,683
FriendFinder Networks, Inc. (I)(L)	2,528	2,376
Internap Network Services Corp. (I)	14,878	96,856
IntraLinks Holdings, Inc. (I)	10,346	45,315
iPass, Inc. (I)	15,433	36,731
j2 Global, Inc. (L)	12,877	340,210
Keynote Systems, Inc.	4,420	65,637
KIT Digital, Inc. (I)(L)	13,535	58,065
Limelight Networks, Inc. (I)(L)	17,187	50,358
Liquidity Services, Inc. (I)	6,548	335,192
LivePerson, Inc. (I)(L)	15,399	293,505
LogMeIn, Inc. (I)	6,138	187,332
Marchex, Inc., Class B	6,664	24,057
Market Leader, Inc. (I)	6,797	34,529
Millennial Media, Inc. (I)	3,238	42,709
Monster Worldwide, Inc. (I)	33,599	285,592
Move, Inc. (I)	11,213	102,150
NIC, Inc. (L)	18,158	230,607
OpenTable, Inc. (I)(L)	6,277	282,528
Perficient, Inc. (I)	9,086	102,036
QuinStreet, Inc. (I)	9,326	86,359
RealNetworks, Inc.	6,314	54,553
Responsys, Inc. (I)	10,023	121,479
Saba Software, Inc. (I)	8,595	79,762
SciQuest, Inc. (I)	5,075	91,147
SPS Commerce, Inc. (I)	3,031	92,082
Stamps.com, Inc. (I)	4,009	98,902
Support.com, Inc. (I)	14,465	46,143
Synacor, Inc. (I)	1,944	26,633
Travelzoo, Inc. (I)(L)	2,048	46,531
United Online, Inc.	25,470	107,483
Unwired Planet, Inc. (I)	24,894	57,256
ValueClick, Inc. (I)(L)	22,437	367,742
VistaPrint NV (I)(L)	10,240	330,752
Vocus, Inc. (I)	5,760	107,136
Web.com Group, Inc. (I)	9,811	179,738
WebMD Health Corp. (I)	14,096	289,109
XO Group, Inc. (I)	7,761	68,840
Yelp, Inc. (I)(L)	2,428	55,188
Zix Corp. (I)	17,570	45,682

		8,339,131
IT Services - 1.9%
Acxiom Corp. (I)	21,326	322,236
CACI International, Inc., Class A (I)(L)	7,350	404,397
Cardtronics, Inc. (I)	12,289	371,251
Cass Information Systems, Inc. (L)	2,634	106,019
CIBER, Inc. (I)	20,475	88,247
Computer Task Group, Inc. (I)	4,486	67,245
Convergys Corp. (L)	32,265	476,554
CSG Systems International, Inc. (I)	9,462	163,503
EPAM Systems, Inc.	1,345	22,852
Euronet Worldwide, Inc. (I)(L)	14,206	243,207
ExlService Holdings, Inc. (I)	6,471	159,445
Forrester Research, Inc.	3,860	130,700
Global Cash Access Holdings, Inc. (I)	18,452	133,039
Heartland Payment Systems, Inc.	10,767	323,871
Higher One Holdings, Inc. (I)(L)	8,987	109,821
iGate Corp. (I)(L)	9,007	153,299
Innodata Isogen, Inc. (I)	6,537	44,713
Lionbridge Technologies, Inc. (I)	16,158	50,898
ManTech International Corp., Class A (L)	6,401	150,231
Mattersight Corp. (I)	3,058	24,403
MAXIMUS, Inc.	9,384	485,622
ModusLink Global Solutions, Inc. (I)	12,108	36,203
MoneyGram International, Inc. (I)	6,111	89,221
PRGX Global, Inc. (I)	6,131	48,741
Sapient Corp. (L)	34,141	343,800
ServiceSource International, Inc. (I)	13,823	191,449
Syntel, Inc.	4,285	260,100
TeleTech Holdings, Inc. (I)	6,382	102,112
The Hackett Group, Inc. (I)	7,227	40,254
TNS, Inc. (I)	6,797	121,938
Unisys Corp. (I)(L)	12,164	237,806
Virtusa Corp. (I)	5,232	69,847
Wright Express Corp. (I)(L)	10,758	663,984

		6,237,008
Semiconductors & Semiconductor Equipment - 3.6%
Advanced Energy Industries, Inc. (I)	10,959	147,070
Alpha & Omega Semiconductor, Ltd. (I)	4,848	44,359
Amkor Technology, Inc. (I)(L)	21,926	106,999
Anadigics, Inc. (I)	20,550	37,196
Applied Micro Circuits Corp. (I)(L)	17,345	99,213
ATMI, Inc. (I)	8,805	181,119
AuthenTec, Inc. (I)	12,858	55,675
Axcelis Technologies, Inc. (I)	31,572	37,886
AXT, Inc. (I)(L)	9,687	38,264
Brooks Automation, Inc.	18,326	172,997
Cabot Microelectronics Corp. (L)	6,540	191,033
Cavium, Inc. (I)(L)	13,778	385,784
Ceva, Inc. (I)(L)	6,469	113,919
Cirrus Logic, Inc. (I)(L)	17,865	533,806
Cohu, Inc.	6,960	70,714
CSR PLC, ADR	2,081	28,551
Cymer, Inc. (I)(L)	8,557	504,435
Diodes, Inc. (I)(L)	9,856	184,997
DSP Group, Inc. (I)	6,538	41,451
Entegris, Inc. (I)(L)	38,115	325,502
Entropic Communications, Inc. (I)(L)	24,492	138,135
Exar Corp. (I)	10,484	85,549
First Solar, Inc. (I)(L)	16,677	251,156
FormFactor, Inc. (I)	13,838	89,532
FSI International, Inc. (I)	10,974	39,397

The accompanying notes are an integral part of the financial statements.

68

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
GSI Technology, Inc. (I)	6,300	$29,862
GT Advanced Technologies Inc. (I)(L)	32,922	173,828
Hittite Microwave Corp. (I)(L)	8,707	445,102
Inphi Corp. (I)	6,538	61,980
Integrated Device Technology, Inc. (I)	39,302	220,877
Integrated Silicon Solution, Inc. (I)	7,736	78,034
Intermolecular, Inc. (I)	4,041	31,318
International Rectifier Corp. (I)	19,101	381,829
Intersil Corp., Class A	35,127	374,103
IXYS Corp. (I)	6,907	77,151
Kopin Corp. (I)	18,695	64,311
Lattice Semiconductor Corp. (I)(L)	32,327	121,873
LTX-Credence Corp. (I)	13,567	90,899
M/A-COM Technology
Solutions Holdings, Inc. (I)	1,724	31,894
Mattson Technology, Inc. (I)	16,960	29,680
MaxLinear, Inc., Class A (I)	6,495	32,215
MEMC Electronic Materials, Inc. (I)(L)	63,955	138,782
Micrel, Inc.	13,268	126,444
Microsemi Corp. (I)(L)	24,612	455,076
Mindspeed Technologies, Inc. (I)	10,412	25,614
MIPS Technologies, Inc. (I)(L)	13,292	88,658
MKS Instruments, Inc.	14,544	420,758
Monolithic Power Systems, Inc. (I)	8,453	167,961
MoSys, Inc. (I)	10,047	32,552
Nanometrics, Inc. (I)(L)	6,577	101,023
NVE Corp. (I)(L)	1,397	75,089
Omnivision Technologies, Inc. (I)(L)	14,513	193,894
PDF Solutions, Inc. (I)	6,846	67,570
Pericom Semiconductor Corp. (I)	7,020	63,180
Photronics, Inc. (I)(L)	16,871	102,913
PLX Technology, Inc. (I)(L)	12,466	79,159
Power Integrations, Inc. (L)	7,886	294,148
QuickLogic Corp. (I)	11,769	29,540
Rambus, Inc. (I)	30,552	175,368
RF Micro Devices, Inc. (I)(L)	77,156	327,913
Rubicon Technology, Inc. (I)(L)	4,811	49,072
Rudolph Technologies, Inc. (I)	9,041	78,838
Semtech Corp. (I)	18,102	440,241
Sigma Designs, Inc. (I)	9,334	59,551
Silicon Image, Inc. (I)	23,158	95,874
Spansion, Inc., Class A (I)	13,375	146,858
Standard Microsystems Corp. (I)	6,383	235,469
STR Holdings, Inc. (I)(L)	8,823	40,233
SunPower Corp. (I)	11,098	53,381
Supertex, Inc. (I)	2,880	54,288
Tessera Technologies, Inc.	14,390	221,174
TriQuint Semiconductor, Inc. (I)(L)	46,638	256,509
Ultra Clean Holdings, Inc. (I)	6,729	43,267
Ultratech, Inc. (I)	7,258	228,627
Veeco Instruments, Inc. (I)(L)	10,754	369,507
Volterra Semiconductor Corp. (I)	7,022	164,666

		11,652,892
Software - 3.9%
Accelrys, Inc. (I)	15,613	126,309
ACI Worldwide, Inc. (I)	11,013	486,885
Actuate Corp. (I)	13,900	96,327
Advent Software, Inc. (I)(L)	8,752	237,267
American Software, Inc., Class A	6,824	54,251
Aspen Technology, Inc. (I)	25,952	600,789
AVG Technologies NV	2,190	28,492
Blackbaud, Inc.	12,524	321,491
Bottomline Technologies, Inc. (I)	9,685	174,814
BroadSoft, Inc. (I)(L)	7,653	221,631
Callidus Software, Inc. (I)	9,972	49,661
CommVault Systems, Inc. (I)	12,392	614,271
Deltek, Inc. (I)	6,036	69,957
Digimarc Corp.	2,122	54,451
Ebix, Inc. (L)	7,905	157,705
Ellie Mae, Inc. (I)	6,072	109,296
EPIQ Systems, Inc.	8,895	108,964
ePlus, Inc. (I)	1,151	37,235
Fair Isaac Corp.	9,496	401,491
FalconStor Software, Inc. (I)	9,673	25,247
Glu Mobile Inc. (I)(L)	15,175	84,221
Guidance Software, Inc. (I)	4,164	39,600
Guidewire Software, Inc.	5,392	151,623
Imperva, Inc. (I)	2,707	78,016
Infoblox, Inc. (I)	2,217	50,836
Interactive Intelligence Group (I)	4,090	115,379
JDA Software Group, Inc. (I)	11,805	350,490
Jive Software, Inc. (L)	4,518	94,833
Kenexa Corp. (I)	7,584	220,164
Manhattan Associates, Inc. (I)	5,611	256,479
Mentor Graphics Corp. (I)	25,831	387,465
MicroStrategy, Inc., Class A (I)(L)	2,359	306,340
Monotype Imaging Holdings, Inc. (I)	10,178	170,685
Netscout Systems, Inc. (I)	10,238	221,038
Opnet Technologies, Inc. (L)	4,170	110,880
Parametric Technology Corp. (I)	33,140	694,614
Pegasystems, Inc. (L)	4,788	157,908
Pervasive Software, Inc. (I)	4,124	30,889
Progress Software Corp. (I)	17,392	362,971
Proofpoint, Inc. (I)	1,813	30,730
PROS Holdings, Inc. (I)	6,119	102,922
QAD, Inc., Class A (I)	2,011	28,596
QLIK Technologies, Inc. (I)	23,692	524,067
Quest Software, Inc. (I)	15,508	431,898
RealPage, Inc. (I)(L)	9,963	230,743
Rosetta Stone, Inc. (I)	3,044	42,129
Seachange International, Inc. (I)(L)	8,056	66,301
Sourcefire, Inc. (I)(L)	8,207	421,840
SRS Labs, Inc. (I)	3,449	31,041
SS&C Technologies Holdings, Inc. (I)	9,377	234,425
Synchronoss Technologies, Inc. (I)(L)	7,693	142,090
Take-Two Interactive Software, Inc. (I)	21,663	204,932
Tangoe, Inc. (I)	8,281	176,468
TeleNav, Inc. (I)	4,947	30,325
TiVo, Inc. (I)	34,790	287,713
Tyler Technologies, Inc. (I)(L)	8,368	337,649
Ultimate Software Group, Inc. (I)	7,392	658,775
VASCO Data Security International, Inc. (I)	7,907	64,679
Verint Systems, Inc. (I)	6,079	179,391
VirnetX Holding Corp. (I)(L)	11,657	410,909
Websense, Inc. (I)(L)	10,326	193,406

		12,691,994

		56,139,311
Materials - 4.6%
Chemicals - 2.0%
A. Schulman, Inc.	8,130	161,381
ADA-ES, Inc. (I)	2,575	65,328
American Vanguard Corp.	7,711	205,035
Arabian American Development Company (I)	5,739	55,611
Balchem Corp.	8,131	265,152
Calgon Carbon Corp. (I)(L)	15,783	224,434
Chemtura Corp. (I)	27,274	395,473
Ferro Corp. (I)	24,291	116,597

The accompanying notes are an integral part of the financial statements.

69

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Chemicals (continued)
Flotek Industries, Inc. (I)(L)	13,662	$127,603
Futurefuel Corp.	5,253	55,209
Georgia Gulf Corp.	9,488	243,557
GSE Holding, Inc. (I)	2,576	27,228
H.B. Fuller Company (L)	13,785	423,200
Hawkins, Inc. (L)	2,561	97,779
Innophos Holdings, Inc.	6,044	341,244
Innospec, Inc. (I)	6,376	188,793
KMG Chemicals, Inc. (L)	2,295	44,248
Koppers Holdings, Inc. (L)	5,735	194,990
Kraton Performance Polymers, Inc. (I)	8,934	195,744
Landec Corp. (I)	7,460	63,858
LSB Industries, Inc. (I)	5,212	161,103
Minerals Technologies, Inc.	4,883	311,438
Olin Corp.	22,096	461,585
OM Group, Inc. (I)(L)	8,959	170,221
Omnova Solutions, Inc. (I)	12,920	97,417
PolyOne Corp.	24,827	339,633
Quaker Chemical Corp.	3,585	165,663
Sensient Technologies Corp.	13,796	506,727
Spartech Corp. (I)	8,575	44,333
Stepan Company	2,336	220,004
TPC Group, Inc. (I)	3,639	134,461
Tredegar Industries, Inc.	6,791	98,877
Zep, Inc.	6,287	86,321
Zoltek Companies, Inc. (I)(L)	7,616	68,772

		6,359,019
Construction Materials - 0.3%
Eagle Materials, Inc.	12,535	468,057
Headwaters, Inc. (I)	17,388	89,548
Texas Industries, Inc. (L)	6,321	246,582
United States Lime & Minerals, Inc. (I)	519	24,222

		828,409
Containers & Packaging - 0.2%
AEP Industries, Inc. (I)	1,222	53,218
Boise, Inc.	27,869	183,378
Graphic Packaging Holding Company (I)	46,379	255,085
Myers Industries, Inc. (L)	9,273	159,125
UFP Technologies, Inc. (I)	1,671	28,240

		679,046
Metals & Mining - 1.4%
A. M. Castle & Company (I)(L)	4,677	49,670
AK Steel Holding Corp. (L)	30,661	179,980
AMCOL International Corp. (L)	7,018	198,680
Century Aluminum Company (I)	14,517	106,410
Coeur d’Alene Mines Corp. (I)	24,817	435,787
General Moly, Inc. (I)(L)	19,590	61,513
Globe Specialty Metals, Inc.	17,008	228,417
Gold Reserve, Inc. (I)	14,922	52,078
Gold Resource Corp. (L)	8,267	214,859
Golden Minerals Company (I)(L)	8,147	36,743
Golden Star Resources, Ltd. (I)(L)	72,693	84,324
Haynes International, Inc.	3,400	173,196
Hecla Mining Company (L)	78,772	374,167
Horsehead Holding Corp. (I)	12,295	122,458
Kaiser Aluminum Corp. (L)	5,324	275,996
Materion Corp.	5,701	131,294
McEwen Mining, Inc. (I)(L)	54,562	164,232
Metals USA Holdings Corp. (I)	3,147	50,069
Midway Gold Corp. (I)(L)	32,707	45,463
Noranda Aluminum Holding Corp.	9,266	73,757
Olympic Steel, Inc. (L)	2,727	44,777
Paramount Gold and Silver Corp. (I)(L)	36,398	87,355
Revett Minerals, Inc. (I)(L)	7,580	24,938
RTI International Metals, Inc. (I)(L)	8,399	190,069
Schnitzer Steel Industries, Inc.	6,994	195,972
Stillwater Mining Company (I)	32,098	274,117
Suncoke Energy, Inc. (I)	19,328	283,155
U.S. Silica Holdings Inc. (I)(L)	3,221	36,268
Universal Stainless & Alloy Products, Inc. (I)	1,965	80,762
US Antimony Corp. (I)(L)	15,327	61,921
Vista Gold Corp. (I)(L)	16,523	48,082
Worthington Industries, Inc.	14,390	294,563

		4,681,072
Paper & Forest Products - 0.7%
Buckeye Technologies, Inc.	10,903	310,626
Clearwater Paper Corp. (I)	6,506	221,985
Deltic Timber Corp. (L)	3,020	184,160
KapStone Paper and Packaging Corp. (I)	11,216	177,774
Louisiana-Pacific Corp. (I)(L)	38,090	414,419
Neenah Paper, Inc.	4,347	116,021
P.H. Glatfelter Company (L)	11,766	192,609
Resolute Forest Products (I)(L)	22,184	256,891
Schweitzer-Mauduit International, Inc.	4,296	292,729
Wausau Paper Corp. (L)	12,329	119,961

		2,287,175

		14,834,721
Telecommunication Services - 0.9%
Diversified Telecommunication Services - 0.8%
8x8, Inc. (I)	19,983	83,929
AboveNet, Inc. (I)	6,468	543,312
Atlantic Tele-Network, Inc.	2,575	86,855
Cbeyond, Inc. (I)	7,657	51,838
Cincinnati Bell, Inc. (I)(L)	55,093	204,946
Cogent Communications Group, Inc. (I)	13,082	251,829
Consolidated
Communications Holdings, Inc. (L)	8,348	123,550
Fairpoint Communications, Inc. (I)(L)	5,785	35,578
General Communication, Inc., Class A (I)	10,534	87,538
Hawaiian Telcom Holdco, Inc. (I)	2,912	56,813
HickoryTech Corp.	4,195	46,606
IDT Corp., Class B	4,342	42,595
inContact, Inc. (I)	9,326	46,723
Iridium Communications, Inc. (I)(L)	13,900	124,544
Lumos Networks Corp.	4,322	40,843
magicJack VocalTec, Ltd. (I)(L)	4,244	80,636
Neutral Tandem, Inc. (I)	7,910	104,254
ORBCOMM, Inc. (I)	10,500	34,230
Premiere Global Services, Inc. (I)	13,847	116,176
Primus Telecommunications Group, Inc.	3,525	54,884
SureWest Communications (L)	4,031	84,933
Towerstream Corp. (I)(L)	13,577	56,345
Vonage Holdings Corp. (I)	43,841	88,120

		2,447,077
Wireless Telecommunication Services - 0.1%
Boingo Wireless, Inc. (I)	4,554	52,917
Leap Wireless International, Inc. (I)	14,957	96,174
NTELOS Holdings Corp.	4,117	77,605
Shenandoah Telecommunications Company (L)	6,867	93,460
USA Mobility, Inc.	6,202	79,758

		399,914

		2,846,991

The accompanying notes are an integral part of the financial statements.

70

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Utilities - 3.6%
Electric Utilities - 1.5%
ALLETE, Inc.	10,574	$441,993
Cleco Corp.	16,821	703,622
El Paso Electric Company	11,095	367,910
IDACORP, Inc.	13,821	581,588
MGE Energy, Inc.	6,490	306,977
Otter Tail Corp.	10,017	229,089
PNM Resources, Inc.	22,087	431,580
Portland General Electric Company	20,801	554,555
The Empire District Electric Company (L)	11,871	250,478
UIL Holdings Corp. (L)	14,045	503,654
Unitil Corp.	4,023	106,610
UNS Energy Corp.	11,129	427,465

		4,905,521
Gas Utilities - 1.0%
Chesapeake Utilities Corp.	2,764	120,842
New Jersey Resources Corp.	11,436	498,724
Northwest Natural Gas Company (L)	7,415	352,954
Piedmont Natural Gas Company, Inc. (L)	19,743	635,527
South Jersey Industries, Inc. (L)	8,402	428,250
Southwest Gas Corp.	12,734	555,839
The Laclede Group, Inc.	6,284	250,166
WGL Holdings, Inc.	14,142	562,145

		3,404,447
Independent Power Producers & Energy Traders - 0.3%
Atlantic Power Corp.	31,062	397,904
Genie Energy, Ltd.	4,605	35,781
GenOn Energy, Inc. (I)	214,699	367,135
Ormat Technologies, Inc. (L)	5,063	108,298

		909,118
Multi-Utilities - 0.5%
Avista Corp. (L)	16,259	434,115
Black Hills Corp. (L)	12,206	392,667
CH Energy Group, Inc.	4,181	274,650
NorthWestern Corp.	10,128	371,698

		1,473,130
Water Utilities - 0.3%
American States Water Company (L)	5,173	204,747
Artesian Resources Corp.	2,732	58,847
Cadiz, Inc. (I)(L)	4,202	30,296
California Water Service Group	11,516	212,701
Connecticut Water Service, Inc. (L)	2,675	77,522
Consolidated Water Company, Ltd.	4,609	38,209
Middlesex Water Company	4,793	91,067
SJW Corp. (L)	4,053	97,313
York Water Company	4,192	74,995

		885,697

		11,577,913

TOTAL COMMON STOCKS (Cost $242,428,036)		$318,824,683

PREFERRED SECURITIES - 0.0%
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Alere, Inc., 3.000%	4	828

TOTAL PREFERRED SECURITIES (Cost $680)		$828

WARRANTS - 0.0%
Magnum Hunter Resources (Expiration Date:
10/14/2013; Strike Price: $10.50) (I)(L)	3,128	211

TOTAL WARRANTS (Cost $0)		$211

SECURITIES LENDING COLLATERAL - 27.8%
John Hancock Collateral
Investment Trust, 0.3542% (W)(Y)	9,031,085	90,379,486

TOTAL SECURITIES LENDING
COLLATERAL (Cost $90,384,417)		$90,379,486

SHORT-TERM INVESTMENTS - 1.8%
Repurchase Agreement - 1.8%
Repurchase Agreement with State Street Corp.
dated 06/29/2012 at 0.010% to be
repurchased at $5,729,005 on 07/02/2012,
collateralized by $4,175,000 U.S. Treasury
Notes, 4.625% due 02/15/2040 (valued at
$5,846,161, including interest)	$5,729,000	$5,729,000

TOTAL SHORT-TERM INVESTMENTS (Cost $5,729,000)		$5,729,000

Total Investments (Small Cap Index Trust)
(Cost $338,542,133) - 127.8%		$414,934,208
Other assets and liabilities, net - (27.8%)		(90,232,752)

TOTAL NET ASSETS - 100.0%		$324,701,456

Strategic Equity Allocation Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 97.5%
Consumer Discretionary - 10.9%
Auto Components - 0.4%
Aisin Seiki Company, Ltd.	34,661	$1,153,382
American Axle &
Manufacturing Holdings, Inc. (I)	20,836	218,570
Amerigon, Inc. (I)	9,362	107,569
BorgWarner, Inc. (I) (L)	41,298	2,708,736
Bridgestone Corp.	117,713	2,700,072
Cie Generale des Etablissements Michelin	32,563	2,129,771
Continental AG	14,471	1,206,291
Cooper Tire & Rubber Company	19,345	339,311
Dana Holding Corp.	45,860	587,467
Denso Corp.	88,013	2,996,752
Dorman Products, Inc. (I)	7,655	192,064
Drew Industries, Inc. (I)	5,996	166,989
Exide Technologies (I)	25,447	85,502
Federal-Mogul Corp. (I)	5,912	65,032
Fuel Systems Solutions, Inc. (I) (L)	4,678	78,076
Gentex Corp.	67,662	1,412,106
GKN PLC	281,030	800,201
Johnson Controls, Inc.	245,371	6,799,230
Koito Manufacturing Company, Ltd.	17,149	240,166
Modine Manufacturing Company (I)	14,707	101,920
NGK Spark Plug Company, Ltd.	27,982	369,445
NHK Spring Company, Ltd.	26,537	285,737
NOK Corp.	18,773	399,767
Nokian Renkaat OYJ	19,923	759,349
Pirelli & C. SpA (L)	43,041	454,022
Spartan Motors, Inc. (L)	11,369	59,574
Standard Motor Products, Inc.	6,398	90,084
Stanley Electric Company, Ltd.	26,085	402,651

The accompanying notes are an integral part of the financial statements.

71

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Auto Components (continued)
Stoneridge, Inc. (I)	9,087	$61,882
Sumitomo Rubber Industries, Inc.	30,960	403,360
Superior Industries International, Inc.	7,086	115,998
Tenneco, Inc. (I)	18,864	505,932
The Goodyear Tire & Rubber Company (I)	88,144	1,040,981
Toyoda Gosei Company, Ltd.	11,762	270,419
Toyota Boshoku Corp.	11,911	144,550
Toyota Industries Corp.	32,403	925,773

		30,378,731
Automobiles - 1.0%
BMW AG	59,901	4,340,301
Daihatsu Motor Company, Ltd.	35,204	616,714
Daimler AG	163,981	7,374,868
Fiat SpA (I)	138,388	700,254
Ford Motor Company	1,375,336	13,189,472
Fuji Heavy Industries, Ltd.	106,519	859,810
Harley-Davidson, Inc.	83,528	3,819,735
Honda Motor Company, Ltd.	294,920	10,273,429
Isuzu Motors, Ltd.	214,846	1,148,633
Mazda Motor Corp. (I)	273,526	371,273
Mitsubishi Motors Corp. (I)	701,420	705,801
Nissan Motor Company, Ltd.	449,829	4,260,195
Peugeot SA (I)	27,521	272,157
Renault SA (L)	34,774	1,394,296
Suzuki Motor Corp.	60,931	1,248,953
Thor Industries, Inc. (L)	19,818	543,211
Toyota Motor Corp.	499,029	20,113,654
Volkswagen AG	5,333	804,605
Winnebago Industries, Inc. (I) (L)	9,132	93,055
Yamaha Motor Company, Ltd.	50,640	483,123

		72,613,539
Commercial Services & Supplies - 0.0%
Actrade Financial Technologies, Ltd. (I)	382	0
Distributors - 0.1%
Core-Mark Holding Company, Inc.	3,584	172,534
Genuine Parts Company (L)	56,144	3,382,676
Jardine Cycle and Carriage, Ltd.	18,953	699,278
Li & Fung, Ltd.	1,025,502	1,987,249
LKQ Corp. (I)	69,163	2,310,044
Pool Corp.	14,754	596,947
VOXX International Corp. (I)	5,662	52,770
Weyco Group, Inc.	2,145	49,721

		9,251,219
Diversified Consumer Services - 0.2%
American Public Education, Inc. (I) (L)	5,590	178,880
Apollo Group, Inc., Class A (I) (L)	38,744	1,402,145
Ascent Capital Group, Inc., Class A (I)	4,505	233,134
Benesse Holdings, Inc.	12,274	548,745
Bridgepoint Education, Inc. (I) (L)	5,428	118,330
Capella Education Company (I)	4,248	147,660
Career Education Corp. (I)	16,094	107,669
Carriage Services, Inc.	5,306	44,146
Coinstar, Inc. (I) (L)	9,678	664,491
Collectors Universe, Inc.	1,950	28,626
Corinthian Colleges, Inc. (I)	24,334	70,325
DeVry, Inc.	21,528	666,722
Education Management Corp. (I)	8,295	57,650
Grand Canyon Education, Inc. (I) (L)	12,481	261,352
H&R Block, Inc.	105,569	1,686,993
Hillenbrand, Inc.	17,044	313,269
ITT Educational Services, Inc. (I) (L)	8,492	515,889
K12, Inc. (I) (L)	8,299	193,367
Lincoln Educational Services Corp.	7,169	46,599
Mac-Gray Corp.	4,083	57,529
Matthews International Corp., Class A (L)	21,995	714,618
Regis Corp. (L)	44,783	804,303
Service Corp. International	101,849	1,259,872
Sotheby’s (L)	52,752	1,759,807
Steiner Leisure, Ltd. (I)	4,716	218,870
Stewart Enterprises, Inc., Class A (L)	23,237	165,912
Strayer Education, Inc. (L)	9,243	1,007,672
Universal Technical Institute, Inc.	6,764	91,382

		13,365,957
Hotels, Restaurants & Leisure - 1.7%
Accor SA	26,680	840,012
AFC Enterprises, Inc. (I)	7,524	174,105
Ameristar Casinos, Inc.	10,292	182,889
Autogrill SpA	20,708	188,061
Bally Technologies, Inc. (I)	20,221	943,512
Benihana, Inc.	3,377	54,403
Biglari Holdings, Inc. (I)	373	144,123
BJ’s Restaurants, Inc. (I) (L)	7,567	287,546
Bluegreen Corp. (I)	4,874	24,175
Bob Evans Farms, Inc. (L)	22,671	911,374
Boyd Gaming Corp. (I)	17,141	123,415
Bravo Brio Restaurant Group, Inc. (I)	6,120	109,120
Brinker International, Inc.	35,314	1,125,457
Buffalo Wild Wings, Inc. (I)	5,733	496,707
Caesars Entertainment Corp. (I) (L)	11,448	130,507
Caribou Coffee Company, Inc. (I) (L)	6,623	85,503
Carnival Corp. (L)	163,254	5,594,715
Carnival PLC	32,699	1,118,969
Carrols Restaurant Group, Inc. (I)	5,231	31,072
CEC Entertainment, Inc.	5,677	206,472
Chipotle Mexican Grill, Inc. (I) (L)	11,432	4,343,588
Churchill Downs, Inc.	4,070	239,275
Compass Group PLC	343,715	3,605,307
Cracker Barrel Old Country Store, Inc. (L)	5,905	370,834
Crown, Ltd.	72,482	633,137
Darden Restaurants, Inc. (L)	46,295	2,343,916
Denny’s Corp. (I)	30,056	133,449
DineEquity, Inc. (I) (L)	4,788	213,736
Domino’s Pizza, Inc.	17,943	554,618
Echo Entertainment Group, Ltd.	124,478	546,052
Einstein Noah Restaurant Group, Inc.	2,126	37,333
Fiesta Restaurant Group, Inc.	5,089	67,327
Frisch’s Restaurants, Inc.	1,131	32,053
Galaxy Entertainment Group, Ltd. (I) (L)	226,583	568,539
Gaylord Entertainment Company (I) (L)	9,575	369,212
Genting Singapore PLC	1,103,137	1,237,991
Ignite Restaurant Group, Inc. (I)	2,067	37,433
Intercontinental Hotels Group PLC	52,542	1,269,811
International Game Technology	107,227	1,688,825
International Speedway Corp., Class A	21,596	565,383
Interval Leisure Group, Inc.	12,226	232,416
Isle of Capri Casinos, Inc. (I) (L)	7,093	43,764
Jack in the Box, Inc. (I)	13,648	380,506
Jamba, Inc. (I)	22,482	44,065
Krispy Kreme Doughnuts, Inc. (I)	18,371	117,391
Life Time Fitness, Inc. (I) (L)	33,392	1,553,062
Luby’s, Inc. (I)	6,589	44,146
Marcus Corp.	6,378	87,761
Marriott International, Inc., Class A (L)	95,111	3,728,351
Marriott Vacations Worldwide Corp. (I)	8,212	254,408
McDonald’s Corp.	366,164	32,416,499
McDonald’s Holdings Company, Ltd. (L)	12,003	337,727

The accompanying notes are an integral part of the financial statements.

72

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (continued)
Monarch Casino & Resort, Inc. (I)	3,340	$30,528
Morgans Hotel Group Company (I)	7,662	36,011
MTR Gaming Group, Inc. (I)	7,567	35,943
Multimedia Games
Holding Company, Inc. (I) (L)	8,645	121,030
Nathan’s Famous, Inc. (I)	1,041	30,710
Orient Express Hotels, Ltd., Class A (I)	29,786	249,309
Oriental Land Company, Ltd.	9,025	1,032,158
P.F. Chang’s China Bistro, Inc. (L)	6,592	339,290
Panera Bread Company, Class A (I)	13,951	1,945,327
Papa John’s International, Inc. (I)	5,561	264,537
Peet’s Coffee & Tea, Inc. (I) (L)	4,133	248,145
Pinnacle Entertainment, Inc. (I)	19,348	186,128
Red Lion Hotels Corp. (I)	4,952	42,835
Red Robin Gourmet Burgers, Inc. (I) (L)	4,532	138,271
Ruby Tuesday, Inc. (I)	19,727	134,341
Ruth’s Hospitality Group, Inc. (I) (L)	11,052	72,943
Sands China, Ltd.	436,920	1,399,608
Scientific Games Corp., Class A (I)	45,044	385,126
Shangri-La Asia, Ltd.	254,567	485,586
Shuffle Master, Inc. (I)	17,179	237,070
Six Flags Entertainment Corp.	12,270	664,789
SJM Holdings, Ltd.	299,706	557,639
SKYCITY Entertainment Group, Ltd.	104,371	284,964
Sodexo	17,052	1,328,665
Sonic Corp. (I) (L)	18,756	187,935
Speedway Motorsports, Inc.	3,799	64,241
Starbucks Corp.	273,361	14,575,609
Starwood Hotels & Resorts Worldwide, Inc.	71,537	3,794,322
TABCORP Holdings, Ltd.	128,977	388,654
Tatts Group, Ltd.	242,579	653,920
Texas Roadhouse, Inc., Class A	19,332	356,289
The Cheesecake Factory, Inc. (I) (L)	41,986	1,341,873
The Wendy’s Company (L)	139,197	657,010
Town Sports International Holdings, Inc. (I)	7,473	99,316
TUI Travel PLC	91,028	242,909
Vail Resorts, Inc. (L)	11,137	557,741
Whitbread PLC	32,071	1,023,419
WMS Industries, Inc. (I)	42,858	855,017
Wyndham Worldwide Corp. (L)	52,603	2,774,282
Wynn Macau, Ltd.	281,649	663,745
Wynn Resorts, Ltd.	28,622	2,968,674
Yum! Brands, Inc.	165,949	10,690,435

		123,016,396
Household Durables - 0.5%
American Greetings Corp., Class A (L)	10,944	160,001
Bassett Furniture Industries, Inc.	3,690	38,044
Beazer Homes USA, Inc. (I) (L)	31,992	103,974
Blyth, Inc.	3,264	112,804
Casio Computer Company, Ltd. (L)	42,875	281,127
Cavco Industries, Inc. (I)	2,203	112,970
CSS Industries, Inc.	3,126	64,239
D.R. Horton, Inc. (L)	100,504	1,847,264
Electrolux AB	43,523	868,989
Ethan Allen Interiors, Inc.	7,524	149,953
Flexsteel Industries, Inc.	1,553	30,718
Harman International Industries, Inc.	25,295	1,001,682
Helen of Troy, Ltd. (I)	9,739	330,055
Hooker Furniture Corp.	3,559	41,961
Hovnanian Enterprises, Inc., Class A (I) (L)	31,706	91,947
Husqvarna AB, B Shares	80,854	382,760
iRobot Corp. (I)	8,541	189,183
KB Home (L)	57,865	567,077
La-Z-Boy, Inc. (I) (L)	16,109	197,980
Leggett & Platt, Inc.	50,467	1,066,368
Lennar Corp., Class A (L)	58,497	1,808,142
Libbey, Inc. (I)	6,539	100,504
Lifetime Brands, Inc.	3,083	38,445
M/I Homes, Inc. (I)	6,087	105,427
MDC Holdings, Inc. (L)	29,626	967,881
Meritage Homes Corp. (I) (L)	8,808	298,944
Mohawk Industries, Inc. (I)	26,856	1,875,354
Newell Rubbermaid, Inc.	103,949	1,885,635
NVR, Inc. (I)	2,378	2,021,300
Panasonic Corp.	399,457	3,249,016
PulteGroup, Inc. (I)	121,353	1,298,477
Rinnai Corp.	5,864	404,016
Sealy Corp. (I) (L)	15,543	28,755
Sekisui Chemical Company, Ltd.	78,535	731,333
Sekisui House, Ltd.	103,811	979,768
Sharp Corp.	180,543	916,487
Skullcandy, Inc. (I) (L)	5,202	73,608
Sony Corp.	181,717	2,585,944
Standard Pacific Corp. (I) (L)	33,847	209,513
Tempur-Pedic International, Inc. (I)	29,800	697,022
The Ryland Group, Inc.	13,863	354,616
Toll Brothers, Inc. (I) (L)	68,836	2,046,494
Tupperware Brands Corp.	26,231	1,436,410
Universal Electronics, Inc. (I) (L)	4,850	63,875
Whirlpool Corp.	27,610	1,688,628
Zagg, Inc. (I) (L)	8,004	87,324

		33,592,014
Internet & Catalog Retail - 0.7%
1-800-Flowers.com, Inc., Class A (I)	8,330	29,072
Amazon.com, Inc. (I)	129,864	29,654,444
Blue Nile, Inc. (I) (L)	4,285	127,307
Expedia, Inc. (L)	32,567	1,565,496
Geeknet, Inc. (I)	1,440	28,541
HSN, Inc.	30,149	1,216,512
Netflix, Inc. (I) (L)	19,972	1,367,483
NutriSystem, Inc.	8,853	102,341
Orbitz Worldwide, Inc. (I)	7,657	27,948
Overstock.com, Inc. (I) (L)	4,012	27,723
PetMed Express, Inc.	6,417	78,031
priceline.com, Inc. (I)	17,946	11,925,476
Rakuten, Inc.	130,800	1,354,541
Shutterfly, Inc. (I) (L)	11,115	341,119
TripAdvisor, Inc. (L)	34,151	1,526,208
Vitacost.com, Inc. (I)	7,297	43,052

		49,415,294
Leisure Equipment & Products - 0.2%
Arctic Cat, Inc. (I) (L)	3,956	144,631
Black Diamond, Inc. (I)	6,914	65,337
Brunswick Corp. (L)	27,717	615,872
Callaway Golf Company (L)	20,508	121,202
Hasbro, Inc. (L)	41,727	1,413,293
JAKKS Pacific, Inc. (L)	8,221	131,618
Johnson Outdoors, Inc. (I)	2,026	41,736
LeapFrog Enterprises, Inc. (I)	15,712	161,205
Mattel, Inc. (L)	122,187	3,963,746
Namco Bandai Holdings, Inc.	35,384	486,365
Nikon Corp.	61,653	1,872,975
Polaris Industries, Inc.	32,220	2,303,086
Sankyo Company, Ltd.	9,747	475,558
Sega Sammy Holdings, Inc.	38,544	783,935
Shimano, Inc.	13,538	885,519
Smith & Wesson Holding Corp. (I)	20,268	168,427

The accompanying notes are an integral part of the financial statements.

73

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Leisure Equipment & Products (continued)
Steinway Musical Instruments, Inc. (I)	2,251	$55,150
Sturm Ruger & Company, Inc. (L)	5,957	239,174
Yamaha Corp.	28,523	293,507

		14,222,336
Media - 2.6%
AMC Networks, Inc. (I)	26,923	957,113
Arbitron, Inc.	8,159	285,565
Axel Springer AG	7,158	307,799
Belo Corp., Class A	29,503	189,999
British Sky Broadcasting Group PLC	205,982	2,248,101
Cablevision Systems Corp., Class A	78,098	1,037,922
Carmike Cinemas, Inc. (I)	5,734	84,003
CBS Corp., Class B	233,956	7,669,078
Central European
Media Enterprises, Ltd. (I) (L)	11,405	57,937
Cinemark Holdings, Inc. (L)	47,936	1,095,338
Comcast Corp., Class A	971,933	31,072,698
Cumulus Media, Inc., Class A (I) (L)	18,321	55,146
Dentsu, Inc.	32,674	966,580
Digital Generation, Inc. (I) (L)	8,505	105,207
DIRECTV, Class A (I)	235,897	11,516,492
Discovery Communications, Inc., Series A (I)	91,856	4,960,224
DreamWorks Animation SKG, Inc. (I) (L)	33,517	638,834
Entercom
Communications Corp., Class A (I) (L)	8,249	49,659
Eutelsat Communications	23,891	734,572
EW Scripps Company (I)	9,716	93,371
Fairfax Media, Ltd. (L)	404,328	231,486
Fisher Communications, Inc. (I)	2,893	86,530
Gannett Company, Inc. (L)	85,398	1,257,913
Global Sources, Ltd. (I)	6,197	40,900
Hakuhodo DY Holdings, Inc.	4,221	279,477
Harte-Hanks, Inc.	13,809	126,214
ITV PLC	668,464	806,921
JCDecaux SA	12,027	265,383
John Wiley & Sons, Inc.	21,910	1,073,371
Journal Communications, Inc., Class A (I)	14,067	72,586
Jupiter Telecommunications Company, Ltd.	311	317,473
Kabel Deutschland Holding AG (I)	16,280	1,013,149
Knology, Inc. (I)	9,653	189,875
Lagardere SCA	21,350	596,059
Lamar Advertising Company, Class A (I)	27,561	788,245
LIN TV Corp., Class A (I)	10,418	31,462
Lions Gate Entertainment Corp. (I)	26,276	387,308
Live Nation Entertainment, Inc. (I)	43,460	398,963
Martha Stewart Living
Omnimedia, Inc., Class A	8,930	30,362
MDC Partners, Inc., Class A	8,200	92,988
Mediaset SpA	128,247	224,372
Meredith Corp. (L)	28,670	915,720
Modern Times Group AB, B Shares	8,812	408,956
National CineMedia, Inc.	17,563	266,431
News Corp., Class A	758,977	16,917,597
Nexstar Broadcasting Group, Inc. (I)	4,203	28,328
Omnicom Group, Inc.	98,328	4,778,741
Outdoor Channel Holdings, Inc.	5,162	37,734
Pearson PLC	147,570	2,930,905
Publicis Groupe SA (L)	26,236	1,199,813
ReachLocal, Inc. (I)	3,162	34,782
Reading International, Inc. (I)	6,263	33,883
Reed Elsevier NV	124,468	1,423,829
Reed Elsevier PLC	220,145	1,766,108
Rentrak Corp. (I)	3,009	62,136
Saga Communications, Inc., Class A (I)	1,140	42,305
Sanoma OYJ (L)	14,726	130,097
Scholastic Corp. (L)	19,909	560,637
Scripps Networks Interactive, Inc., Class A	33,393	1,898,726
SES SA	54,215	1,282,040
Sinclair Broadcast Group, Inc., Class A	16,115	146,002
Singapore Press Holdings, Ltd.	277,135	855,750
Societe Television Francaise 1	21,003	168,176
The Interpublic Group of Companies, Inc.	160,794	1,744,615
The McClatchy Company, Class A (I) (L)	19,378	42,632
The McGraw-Hill Companies, Inc.	101,205	4,554,225
The New York Times
Company, Class A (I) (L)	99,268	774,290
The Walt Disney Company (L)	643,912	31,229,732
The Washington Post Company, Class B (L)	1,725	644,840
Thomson Reuters Corp.	29,396	836,316
Time Warner Cable, Inc.	112,525	9,238,303
Time Warner, Inc. (L)	345,845	13,315,033
Toho Company, Ltd.	20,519	354,429
Valassis Communications, Inc. (I) (L)	33,346	725,276
Viacom, Inc., Class B	190,149	8,940,806
Wolters Kluwer NV	54,576	868,825
World Wrestling
Entertainment, Inc., Class A (L)	8,626	67,455
WPP PLC	228,279	2,774,574

		184,436,722
Multiline Retail - 0.6%
Big Lots, Inc. (I)	22,503	917,897
Dollar Tree, Inc. (I)	83,696	4,502,845
Family Dollar Stores, Inc.	41,835	2,781,191
Fred’s, Inc., Class A (L)	11,475	175,453
Gordmans Stores, Inc. (I)	2,723	44,930
Harvey Norman Holding, Ltd. (L)	96,095	193,539
Isetan Mitsukoshi Holdings, Ltd.	67,883	720,075
J Front Retailing Company, Ltd.	87,561	439,928
J.C. Penney Company, Inc. (I) (L)	52,135	1,215,267
Kohl’s Corp.	86,530	3,936,250
Lifestyle International Holdings, Ltd.	105,617	231,921
Macy’s, Inc.	149,291	5,128,146
Marks & Spencer Group PLC	286,824	1,466,327
Marui Group Company, Ltd.	40,348	307,935
Next PLC	31,172	1,563,077
Nordstrom, Inc.	57,612	2,862,740
PPR	13,764	1,965,494
Saks, Inc. (I) (L)	108,667	1,157,304
Sears Holdings Corp. (I) (L)	13,790	823,263
Takashimaya Company, Ltd.	47,678	366,074
Target Corp.	238,336	13,868,772
The Bon-Ton Stores, Inc. (L)	3,908	30,521
Tuesday Morning Corp. (I)	13,620	58,430

		44,757,379
Specialty Retail - 2.0%
Aaron’s, Inc.	35,675	1,009,959
ABC-MART, Inc.	4,781	178,684
Abercrombie & Fitch Company, Class A	29,481	1,006,481
Advance Auto Parts, Inc.	34,488	2,352,771
Aeropostale, Inc. (I)	63,298	1,128,603
American Eagle Outfitters, Inc.	91,936	1,813,897
Americas Car-Mart, Inc. (I)	2,523	98,019
ANN, Inc. (I)	38,007	968,798
Asbury Automotive Group, Inc. (I)	8,637	204,611
Ascena Retail Group, Inc. (I)	63,563	1,183,543
AutoNation, Inc. (I) (L)	14,985	528,671
AutoZone, Inc. (I)	9,612	3,529,238

The accompanying notes are an integral part of the financial statements.

74

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Specialty Retail (continued)
Barnes & Noble, Inc. (I) (L)	28,035	$461,456
bebe Stores, Inc.	11,306	66,366
Bed Bath & Beyond, Inc. (I) (L)	83,823	5,180,261
Best Buy Company, Inc. (L)	100,070	2,097,467
Big 5 Sporting Goods Corp.	5,437	41,104
Body Central Corp. (I)	5,161	46,449
Brown Shoe Company, Inc. (L)	13,280	171,445
Cabela’s, Inc. (I) (L)	14,463	546,846
CarMax, Inc. (I) (L)	81,668	2,118,468
Casual Male Retail Group, Inc. (I)	13,401	48,646
Chico’s FAS, Inc.	78,668	1,167,433
Citi Trends, Inc. (I)	4,756	73,433
Collective Brands, Inc. (I)	47,682	1,021,348
Conn’s, Inc. (I) (L)	4,903	72,564
Cost Plus, Inc. (I)	5,941	130,702
Destination Maternity Corp.	4,263	92,081
Dick’s Sporting Goods, Inc.	44,336	2,128,128
Express, Inc. (I)	27,701	503,327
Fast Retailing Company, Ltd.	9,566	1,920,349
Foot Locker, Inc.	71,109	2,174,513
Francesca’s Holdings Corp. (I)	10,814	292,086
GameStop Corp., Class A (L)	46,807	859,377
Genesco, Inc. (I)	7,576	455,696
Group 1 Automotive, Inc.	7,083	323,056
Guess?, Inc. (L)	30,391	922,975
Haverty Furniture Companies, Inc.	6,108	68,226
Hennes & Mauritz AB, B Shares (L)	184,985	6,650,739
hhgregg, Inc. (I) (L)	5,062	57,251
Hibbett Sports, Inc. (I) (L)	8,178	471,952
Hot Topic, Inc.	13,187	127,782
Inditex SA	39,467	4,082,058
Jos A. Bank Clothiers, Inc. (I) (L)	8,610	365,581
Kingfisher PLC	427,753	1,934,092
Kirkland’s, Inc. (I)	4,578	51,503
Limited Brands, Inc.	87,164	3,707,085
Lithia Motors, Inc., Class A (L)	6,718	154,850
Lowe’s Companies, Inc.	424,197	12,064,163
Lumber Liquidators Holdings, Inc. (I) (L)	8,509	287,519
MarineMax, Inc. (I) (L)	6,544	62,233
Mattress Firm Holding Corp. (I) (L)	3,412	103,418
Monro Muffler Brake, Inc. (L)	9,592	318,838
New York & Company, Inc. (I)	8,534	29,698
Nitori Holdings Company, Ltd.	6,721	636,424
O’Reilly Automotive, Inc. (I)	45,448	3,807,179
Office Depot, Inc. (I)	221,139	477,660
OfficeMax, Inc. (I)	26,836	135,790
Penske Automotive Group, Inc. (L)	13,143	279,157
Pep Boys - Manny, Moe & Jack (I)	16,382	162,182
PetSmart, Inc.	50,850	3,466,953
Pier 1 Imports, Inc.	30,148	495,332
RadioShack Corp. (L)	77,223	296,536
Rent-A-Center, Inc.	46,247	1,560,374
Ross Stores, Inc.	81,332	5,080,810
rue21, Inc. (I) (L)	4,792	120,950
Sanrio Company, Ltd. (L)	8,031	292,712
Select Comfort Corp. (I) (L)	17,603	368,255
Shimamura Company, Ltd.	3,967	458,872
Shoe Carnival, Inc.	4,487	96,426
Signet Jewelers, Ltd.	39,925	1,757,099
Sonic Automotive, Inc. (L)	12,534	171,340
Stage Stores, Inc. (L)	9,461	173,326
Staples, Inc. (L)	246,771	3,220,362
Stein Mart, Inc. (I)	8,486	67,464
Systemax, Inc. (I) (L)	3,594	42,481
Talbots, Inc. (I) (L)	21,922	55,243
Teavana Holdings, Inc. (I)	2,813	38,060
The Buckle, Inc. (L)	8,566	338,957
The Cato Corp., Class A	8,419	256,443
The Children’s Place Retail Stores, Inc. (I)	7,458	371,632
The Finish Line, Inc., Class A	15,774	329,834
The Gap, Inc.	119,680	3,274,445
The Home Depot, Inc.	551,646	29,231,722
The Men’s Wearhouse, Inc. (L)	15,684	441,348
The Wet Seal, Inc., Class A (I) (L)	28,510	90,092
Tiffany & Company (L)	45,758	2,422,886
Tilly’s, Inc.	2,999	48,134
TJX Companies, Inc.	267,040	11,464,027
Tractor Supply Company	33,803	2,807,677
Urban Outfitters, Inc. (I) (L)	40,019	1,104,124
USS Company, Ltd.	3,961	427,857
Vitamin Shoppe, Inc. (I) (L)	9,117	500,797
West Marine, Inc. (I)	4,997	58,715
Williams-Sonoma, Inc. (L)	46,719	1,633,763
Winmark Corp.	789	46,196
Yamada Denki Company, Ltd.	14,855	758,204
Zumiez, Inc. (I) (L)	6,813	269,795

		146,593,474
Textiles, Apparel & Luxury Goods - 0.9%
Adidas AG	37,849	2,714,637
Asics Corp.	27,168	345,183
Burberry Group PLC	79,355	1,655,282
Carter’s, Inc. (I)	24,055	1,265,293
Cherokee, Inc.	2,768	38,558
Christian Dior SA	9,859	1,357,786
Cie Financiere Richemont SA	94,440	5,182,918
Coach, Inc.	103,720	6,065,546
Columbia Sportswear Company (L)	3,741	200,592
Crocs, Inc. (I)	27,848	449,745
Culp, Inc.	2,971	30,453
Deckers Outdoor Corp. (I) (L)	18,054	794,557
Delta Apparel, Inc. (I)	2,287	31,240
Fifth & Pacific Companies, Inc. (I) (L)	33,771	362,363
Fossil, Inc. (I)	18,689	1,430,456
G-III Apparel Group, Ltd. (I) (L)	5,156	122,146
Hanesbrands, Inc. (I) (L)	45,769	1,269,174
Iconix Brand Group, Inc. (I) (L)	21,926	383,047
K-Swiss, Inc., Class A (I)	8,245	25,395
Kenneth Cole Productions, Inc., Class A (I)	2,675	40,259
Luxottica Group SpA	21,125	740,719
LVMH Moet Hennessy Louis Vuitton SA	45,928	7,000,266
Maidenform Brands, Inc. (I) (L)	7,292	145,257
Movado Group, Inc. (L)	5,501	137,635
NIKE, Inc., Class B	132,327	11,615,664
Oxford Industries, Inc.	4,347	194,311
Perry Ellis International, Inc. (I)	3,657	75,883
PVH Corp.	33,023	2,568,859
Quiksilver, Inc. (I) (L)	40,556	94,495
Ralph Lauren Corp.	23,293	3,262,418
RG Barry Corp.	3,065	41,653
Skechers U.S.A., Inc., Class A (I) (L)	11,699	238,309
Steven Madden, Ltd. (I)	12,162	386,144
The Jones Group, Inc.	25,422	243,034
The Swatch Group AG	7,849	546,086
The Swatch Group AG, BR Shares	5,577	2,206,599
The Warnaco Group, Inc. (I)	31,925	1,359,367
True Religion Apparel, Inc.	8,005	231,985
Tumi Holdings, Inc. (I)	6,703	117,303
Under Armour, Inc., Class A (I)	17,365	1,640,645
Unifi, Inc. (I)	4,421	50,090

The accompanying notes are an integral part of the financial statements.

75

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods (continued)
Vera Bradley, Inc. (I) (L)	6,241	$131,560
VF Corp.	31,180	4,160,971
Wolverine World Wide, Inc.	14,999	581,661
Yue Yuen Industrial Holdings, Ltd.	134,444	419,717

		61,955,261

		783,598,322
Consumer Staples - 10.2%
Beverages - 2.3%
Anheuser-Busch InBev NV	145,250	11,292,133
Asahi Group Holdings, Ltd.	69,959	1,502,550
Beam, Inc.	57,186	3,573,553
Brown-Forman Corp., Class B	35,802	3,467,424
Carlsberg A/S	19,350	1,524,728
Central European Distribution Corp. (I) (L)	20,695	59,188
Coca-Cola Amatil, Ltd.	103,061	1,415,509
Coca-Cola Bottling Company Consolidated	1,482	95,263
Coca-Cola Enterprises, Inc.	108,247	3,035,246
Coca-Cola West Japan Company, Ltd.	11,031	192,353
Constellation Brands, Inc., Class A (I)	58,585	1,585,310
Craft Brewers Alliance, Inc. (I)	3,609	29,522
Diageo PLC	452,016	11,628,237
Dr. Pepper Snapple Group, Inc. (L)	76,438	3,344,163
Heineken Holding NV	20,838	932,668
Heineken NV	46,892	2,449,392
Kirin Holdings Company, Ltd. (L)	148,044	1,744,810
Molson Coors Brewing Company, Class B	56,607	2,355,417
Monster Beverage Corp. (I)	61,884	4,406,141
National Beverage Corp. (I)	3,477	51,946
PepsiCo, Inc.	563,373	39,807,936
Pernod-Ricard SA (L)	35,918	3,842,380
SABMiller PLC	172,580	6,932,079
The Boston Beer Company, Inc. (I) (L)	2,396	289,916
The Coca-Cola Company	812,692	63,544,387

		169,102,251
Food & Staples Retailing - 2.1%
AEON Company, Ltd. (L)	108,595	1,353,639
Arden Group, Inc.	320	27,907
Carrefour SA (L)	104,469	1,930,366
Casey’s General Stores, Inc.	11,758	693,604
Casino Guichard Perrachon SA	9,996	877,705
Colruyt SA	13,699	610,443
Costco Wholesale Corp.	155,812	14,802,140
CVS Caremark Corp.	461,756	21,577,858
Delhaize Group SA	18,424	674,805
Distribuidora Internacional
de Alimentacion SA	104,487	491,088
FamilyMart Company, Ltd.	11,460	524,721
Harris Teeter Supermarkets, Inc. (L)	36,597	1,500,111
Ingles Markets, Inc.	4,192	67,198
J Sainsbury PLC	220,794	1,045,808
Jeronimo Martins SGPS SA	39,842	672,318
Kesko OYJ, B Shares	12,103	316,387
Koninklijke Ahold NV	210,217	2,604,881
Lawson, Inc.	10,919	763,922
Metcash, Ltd.	139,563	483,085
Metro AG	23,452	684,108
Nash Finch Company (L)	3,862	82,956
Olam International, Ltd.	265,399	386,211
Pricesmart, Inc.	5,634	380,351
Rite Aid Corp. (I)	206,094	288,532
Roundy’s, Inc. (L)	6,406	65,405
Safeway, Inc. (L)	86,701	1,573,623
Seven & I Holdings Company, Ltd.	136,309	4,107,169
Spartan Stores, Inc.	6,843	124,064
SUPERVALU, Inc. (I) (L)	165,487	857,223
Susser Holdings Corp. (I)	3,543	131,693
Sysco Corp. (L)	210,702	6,281,027
Tesco PLC	1,450,597	7,051,144
The Andersons, Inc. (L)	5,760	245,722
The Chefs’ Warehouse, Inc. (I)	3,496	63,103
The Kroger Company	202,013	4,684,681
The Pantry, Inc. (I)	7,447	109,471
United Natural Foods, Inc. (I)	15,153	831,294
Village Super Market, Inc.	2,698	87,901
Wal-Mart Stores, Inc.	621,742	43,347,852
Walgreen Company	310,991	9,199,114
Weis Markets, Inc.	3,332	148,341
Wesfarmers, Ltd.	181,989	5,602,670
Whole Foods Market, Inc.	58,976	5,621,592
WM Morrison Supermarket PLC	392,494	1,638,077
Woolworths, Ltd.	221,673	6,096,994

		150,708,304
Food Products - 2.3%
Ajinomoto Company, Inc.	116,450	1,618,882
Alico, Inc.	1,289	39,366
Annie’s, Inc. (I)	1,565	65,511
Archer-Daniels-Midland Company	237,110	6,999,487
Aryzta AG	15,776	783,995
Associated British Foods PLC	64,455	1,296,875
B&G Foods, Inc. (L)	15,065	400,729
Barry Callebaut AG	325	295,239
Cal-Maine Foods, Inc.	4,537	177,397
Calavo Growers, Inc.	3,739	95,644
Campbell Soup Company (L)	64,330	2,147,335
Chiquita Brands International, Inc. (I)	14,214	71,070
ConAgra Foods, Inc.	150,436	3,900,805
Danone SA	105,651	6,559,062
Darling International, Inc. (I)	36,504	601,951
Dean Foods Company (I)	66,401	1,130,809
Diamond Foods, Inc. (I) (L)	6,886	122,846
Dole Food Company, Inc. (I) (L)	11,260	98,863
Flowers Foods, Inc. (L)	52,920	1,229,332
Fresh Del Monte Produce, Inc.	11,657	273,590
General Mills, Inc.	233,481	8,998,358
Golden Agri-Resources, Ltd.	1,208,323	645,949
Green Mountain Coffee Roasters, Inc. (I) (L)	61,222	1,333,415
H.J. Heinz Company (L)	115,300	6,270,014
Hormel Foods Corp. (L)	49,486	1,505,364
Ingredion, Inc.	35,807	1,773,163
Inventure Foods, Inc. (I)	4,707	29,654
J&J Snack Foods Corp. (L)	4,629	273,574
John B. Sanfilippo & Son, Inc. (I)	2,665	47,570
Kellogg Company	88,824	4,381,688
Kerry Group PLC	23,940	1,048,044
Kerry Group PLC (London Exchange)	1,113	48,614
Kikkoman Corp.	28,884	357,203
Kraft Foods, Inc., Class A	638,672	24,665,513
Lancaster Colony Corp.	15,059	1,072,351
Limoneira Company (L)	2,897	46,989
Lindt & Spruengli AG	158	488,392
Lindt & Spruengli AG - REG	17	624,542
McCormick & Company, Inc., Non-
Voting Shares (L)	47,954	2,908,410
Mead Johnson Nutrition Company	73,404	5,909,756
MEIJI Holdings Company, Ltd.	12,454	571,710
Nestle SA	597,054	35,615,117
Nippon Meat Packers, Inc.	31,378	415,539

The accompanying notes are an integral part of the financial statements.

76

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Food Products (continued)
Nisshin Seifun Group, Inc.	34,300	$401,505
Nissin Food Products Company, Ltd.	10,650	405,771
Omega Protein Corp. (I)	6,183	45,507
Pilgrim’s Pride Corp. (I)	19,012	135,936
Post Holdings, Inc.	21,515	661,586
Ralcorp Holdings, Inc. (I)	25,903	1,728,766
Sanderson Farms, Inc. (L)	7,141	327,201
Seneca Foods Corp., Class A (I)	2,919	78,521
Smart Balance, Inc. (I)	18,542	174,109
Smithfield Foods, Inc. (I)	75,563	1,634,428
Snyders-Lance, Inc.	13,747	346,837
Suedzucker AG	11,986	423,989
Tate & Lyle PLC	84,600	859,683
The Hain Celestial Group, Inc. (I)	11,434	629,327
The Hershey Company	54,651	3,936,512
The J.M. Smucker Company	40,858	3,085,596
Tootsie Roll Industries, Inc. (L)	19,296	460,403
Toyo Suisan Kaisha, Ltd.	16,246	433,681
TreeHouse Foods, Inc. (I) (L)	11,137	693,724
Tyson Foods, Inc., Class A	105,062	1,978,317
Unilever NV	294,722	9,864,463
Unilever PLC	232,207	7,804,285
Wilmar International, Ltd.	347,548	999,144
Yakult Honsha Company, Ltd. (L)	17,470	683,939
Yamazaki Baking Company, Ltd.	21,661	283,634

		165,016,581
Household Products - 1.5%
Central Garden & Pet Company, Class A (I)	11,996	130,636
Church & Dwight Company, Inc.	65,161	3,614,481
Clorox Company	46,781	3,389,751
Colgate-Palmolive Company	171,930	17,897,913
Energizer Holdings, Inc. (I)	30,676	2,308,369
Harbinger Group, Inc. (I)	12,962	100,974
Henkel AG & Company, KGaA	23,493	1,301,900
Kimberly-Clark Corp.	141,285	11,835,444
Oil-Dri Corp of America	1,747	38,259
Orchids Paper Products Company	2,008	35,501
Reckitt Benckiser Group PLC	112,044	5,909,393
Spectrum Brands Holdings, Inc. (I)	7,092	230,986
The Procter & Gamble Company	987,254	60,469,308
Unicharm Corp.	20,578	1,172,267
WD-40 Company	4,907	244,418

		108,679,600
Personal Products - 0.3%
Avon Products, Inc.	155,330	2,517,899
Beiersdorf AG	18,234	1,183,076
Elizabeth Arden, Inc. (I)	7,810	303,106
Inter Parfums, Inc. (L)	5,050	87,214
Kao Corp.	95,235	2,626,580
L’Oreal SA	43,492	5,094,788
Medifast, Inc. (I)	4,334	85,293
Nature’s Sunshine Products, Inc.	3,754	56,685
Nutraceutical International Corp. (I)	3,007	45,857
Prestige Brands Holdings, Inc. (I)	15,715	248,454
Revlon, Inc. (I)	3,652	51,968
Schiff Nutrition International, Inc. (I) (L)	4,378	78,585
Shiseido Company, Ltd.	65,175	1,027,515
Synutra International, Inc. (I) (L)	5,461	29,489
The Estee Lauder Companies, Inc., Class A	81,046	4,386,210
The Female Health Company (L)	6,803	39,934
USANA Health Sciences, Inc. (I) (L)	1,910	78,539

		17,941,192
Tobacco - 1.7%
Alliance One International, Inc. (I) (L)	27,868	96,423
Altria Group, Inc.	733,125	25,329,469
British American Tobacco PLC	356,332	18,136,702
Imperial Tobacco Group PLC	182,359	7,016,641
Japan Tobacco, Inc.	162,200	4,806,563
Lorillard, Inc.	47,033	6,206,004
Philip Morris International, Inc.	614,505	53,621,706
Reynolds American, Inc.	119,420	5,358,375
Star Scientific, Inc. (I) (L)	45,369	206,883
Swedish Match AB	38,529	1,554,948
Universal Corp. (L)	18,001	833,986
Vector Group, Ltd. (L)	16,453	280,030

		123,447,730

		734,895,658
Energy - 9.3%
Energy Equipment & Services - 1.5%
Aker Solutions ASA	29,740	423,451
AMEC PLC	60,105	948,646
Atwood Oceanics, Inc. (I) (L)	26,677	1,009,458
Baker Hughes, Inc. (L)	157,717	6,482,169
Basic Energy Services, Inc. (I) (L)	9,678	99,877
Bolt Technology Corp.	2,925	43,904
Bristow Group, Inc.	11,082	450,705
C&J Energy Services, Inc. (I) (L)	13,833	255,911
Cal Dive International, Inc. (I) (L)	30,193	87,560
Cameron International Corp. (I)	88,729	3,789,616
CARBO Ceramics, Inc. (L)	9,314	714,663
Cie Generale de Geophysique-Veritas (I)	26,100	674,365
Dawson Geophysical Company (I)	2,622	62,456
Diamond Offshore Drilling, Inc. (L)	25,052	1,481,325
Dresser-Rand Group, Inc. (I)	35,484	1,580,457
Dril-Quip, Inc. (I)	28,670	1,880,465
Exterran Holdings, Inc. (I) (L)	20,192	257,448
FMC Technologies, Inc. (I)	86,170	3,380,449
Forum Energy Technologies, Inc.	6,880	135,467
Fugro NV	12,514	760,409
Geokinetics, Inc. (I) (L)	3,686	1,025
Global Geophysical Services, Inc. (I)	6,289	38,489
Gulf Islands Fabrication, Inc.	4,566	128,807
Gulfmark Offshore, Inc., Class A (I)	8,357	284,472
Halliburton Company	332,681	9,444,814
Heckmann Corp. (I) (L)	41,485	140,219
Helix Energy Solutions Group, Inc. (I)	82,334	1,351,101
Helmerich & Payne, Inc.	38,704	1,682,850
Hercules Offshore, Inc. (I)	49,395	174,858
Hornbeck Offshore Services, Inc. (I)	10,977	425,688
ION Geophysical Corp. (I) (L)	40,974	270,019
Key Energy Services, Inc. (I) (L)	46,868	356,197
Lufkin Industries, Inc. (L)	10,436	566,884
Matrix Service Company (I)	8,326	94,500
Mitcham Industries, Inc. (I)	4,030	68,389
Nabors Industries, Ltd. (I)	104,049	1,498,306
National Oilwell Varco, Inc.	153,599	9,897,920
Natural Gas Services Group, Inc. (I)	4,114	60,969
Newpark Resources, Inc. (I) (L)	28,120	165,908
Noble Corp.	90,891	2,956,684
Oceaneering International, Inc.	50,809	2,431,719
Oil States International, Inc. (I)	24,229	1,603,960
OYO Geospace Corp. (I)	1,979	178,090
Parker Drilling Company (I)	36,662	165,346
Patterson-UTI Energy, Inc. (L)	73,243	1,066,418
Petrofac, Ltd.	46,925	1,025,856
PHI, Inc. (I)	4,148	115,356

The accompanying notes are an integral part of the financial statements.

77

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Energy Equipment & Services (continued)
Pioneer Drilling Company (I)	19,385	$154,498
RigNet, Inc. (I)	4,149	72,151
Rowan Companies PLC (I)	44,539	1,439,946
Saipem SpA	47,901	2,133,299
SBM Offshore NV (I)	31,016	430,450
Schlumberger, Ltd.	480,748	31,205,353
Seadrill, Ltd.	59,423	2,121,405
Subsea 7 SA	50,917	1,010,801
Superior Energy Services, Inc. (I)	73,907	1,495,139
Technip SA	17,950	1,873,172
Tenaris SA	85,433	1,493,711
Tesco Corp. (I)	9,538	114,456
TETRA Technologies, Inc. (I) (L)	24,251	172,910
TGC Industries, Inc. (I)	4,825	46,851
Tidewater, Inc.	24,044	1,114,680
Transocean, Ltd. (I)	62,577	2,812,629
Unit Corp. (I)	19,593	722,786
Vantage Drilling Company (I)	60,781	91,172
Willbros Group, Inc. (I)	12,294	79,419
WorleyParsons, Ltd.	34,982	908,639

		110,207,112
Oil, Gas & Consumable Fuels - 7.8%
Abraxas Petroleum Corp. (I) (L)	25,841	82,433
Adams Resources & Energy, Inc.	706	29,596
Alon USA Energy, Inc.	3,346	28,307
Alpha Natural Resources, Inc. (I)	79,301	690,712
Amyris, Inc. (I) (L)	9,740	43,148
Anadarko Petroleum Corp.	180,332	11,937,978
Apache Corp.	140,827	12,377,285
Apco Oil and Gas International, Inc. (I) (L)	2,853	51,497
Approach Resources, Inc. (I) (L)	9,024	230,473
Arch Coal, Inc. (L)	165,327	1,139,103
ATP Oil & Gas Corp. (I) (L)	14,289	48,297
Berry Petroleum Company, Class A (L)	16,237	643,959
BG Group PLC	614,022	12,567,699
Bill Barrett Corp. (I) (L)	37,475	802,715
Bonanza Creek Energy, Inc.	3,124	51,952
BP PLC	3,430,965	22,988,026
BPZ Resources, Inc. (I) (L)	32,895	83,224
Cabot Oil & Gas Corp.	75,626	2,979,664
Callon Petroleum Company (I)	12,324	52,500
Caltex Australia, Ltd.	24,426	341,233
Carrizo Oil & Gas, Inc. (I) (L)	12,309	289,385
Chesapeake Energy Corp. (L)	238,790	4,441,494
Chevron Corp.	710,907	75,000,689
Cimarex Energy Company (L)	40,213	2,216,541
Clayton Williams Energy, Inc. (I)	1,867	90,325
Clean Energy Fuels Corp. (I) (L)	20,563	318,727
Cloud Peak Energy, Inc. (I)	18,867	319,041
Comstock Resources, Inc. (I) (L)	14,949	245,463
ConocoPhillips	455,599	25,458,872
CONSOL Energy, Inc. (L)	81,852	2,475,204
Contango Oil & Gas Company (I) (L)	3,969	234,965
Cosmo Oil Company, Ltd.	107,420	273,166
CREDO Petroleum Corp. (I)	2,418	34,988
Crimson Exploration, Inc. (I)	7,146	32,800
Crosstex Energy, Inc.	12,813	179,382
CVR Energy, Inc.	5,083	135,106
Delek US Holdings, Inc.	5,297	93,174
Denbury Resources, Inc. (I)	140,672	2,125,554
Devon Energy Corp.	145,651	8,446,301
Endeavour International Corp. (I) (L)	11,884	99,826
Energen Corp.	33,837	1,527,064
Energy Partners, Ltd. (I)	8,607	145,458
Energy XXI Bermuda, Ltd.	24,444	764,853
ENI SpA	434,803	9,279,286
EOG Resources, Inc.	96,987	8,739,499
EQT Corp.	53,879	2,889,531
Essar Energy PLC (I) (L)	58,942	113,321
Evolution Petroleum Corp. (I)	5,567	46,429
Exxon Mobil Corp.	1,684,800	144,168,336
Forest Oil Corp. (I)	91,790	672,821
Frontline, Ltd. (I) (L)	16,086	73,352
FX Energy, Inc. (I) (L)	16,829	100,133
Galp Energia SGPS SA	41,851	530,813
GasLog, Ltd.	7,389	74,998
Gastar Exploration, Ltd. (I)	18,501	35,707
GeoResources, Inc. (I) (L)	6,620	242,358
Gevo, Inc. (I) (L)	6,668	33,140
Goodrich Petroleum Corp. (I) (L)	8,089	112,114
Green Plains Renewable Energy, Inc. (I) (L)	7,956	49,645
Gulfport Energy Corp. (I)	17,304	356,982
Halcon Resources Corp. (I)	22,011	207,784
Harvest Natural Resources, Inc. (I) (L)	11,780	100,719
Hess Corp.	110,050	4,781,673
HollyFrontier Corp.	97,017	3,437,312
Idemitsu Kosan Company, Ltd.	3,967	354,745
Inpex Corp.	394	2,208,891
Japan Petroleum Exploration Company, Ltd.	5,142	195,781
JX Holdings, Inc.	406,318	2,087,252
Kinder Morgan, Inc.	181,912	5,861,205
KiOR, Inc., Class A (I) (L)	8,350	74,733
Knightsbridge Tankers, Ltd. (L)	7,725	62,882
Kodiak Oil & Gas Corp. (I)	81,766	671,299
Lundin Petroleum AB (I)	40,261	755,297
Magnum Hunter Resources Corp. (I) (L)	45,829	191,565
Marathon Oil Corp.	253,723	6,487,697
Marathon Petroleum Corp.	122,793	5,515,862
Matador Resources Company (I)	4,354	46,762
McMoRan Exploration Company (I) (L)	31,497	399,067
Midstates Petroleum Company, Inc.	7,552	73,330
Miller Energy Resources, Inc. (I) (L)	9,081	45,405
Murphy Oil Corp.	69,879	3,514,215
Neste Oil OYJ	23,189	261,286
Newfield Exploration Company (I)	49,350	1,446,449
Noble Energy, Inc.	63,773	5,409,226
Nordic American Tanker Shipping, Ltd. (L)	16,375	222,209
Northern Oil and Gas, Inc. (I) (L)	49,521	789,365
Oasis Petroleum, Inc. (I) (L)	24,782	599,229
Occidental Petroleum Corp.	292,338	25,073,830
OMV AG	29,602	929,302
Origin Energy, Ltd.	196,504	2,471,715
Overseas Shipholding Group, Inc. (I) (L)	7,705	85,603
Panhandle Oil and Gas, Inc.	2,304	69,443
Patriot Coal Corp. (I) (L)	28,505	34,776
PDC Energy, Inc. (I)	9,304	228,134
Peabody Energy Corp.	98,130	2,406,148
Penn Virginia Corp. (L)	14,325	105,146
Petroquest Energy, Inc. (I) (L)	17,537	87,685
Phillips 66	225,259	7,487,609
Pioneer Natural Resources Company	44,424	3,918,641
Plains Exploration & Production Company (I)	60,472	2,127,405
QEP Resources, Inc.	63,973	1,917,271
Quicksilver Resources, Inc. (I) (L)	93,184	505,057
Range Resources Corp.	58,433	3,615,250
Rentech, Inc. (I)	71,620	147,537
Repsol YPF SA	143,574	2,308,410
Resolute Energy Corp. (I) (L)	15,045	143,981
REX American Resources Corp. (I)	1,771	34,570

The accompanying notes are an integral part of the financial statements.

78

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Rex Energy Corp. (I) (L)	13,464	$150,931
Rosetta Resources, Inc. (I)	16,414	601,409
Royal Dutch Shell PLC, B Shares	481,684	16,810,873
Royal Dutch Shell PLC, Class A (London
Stock Exchange)	658,784	22,191,974
Sanchez Energy Corp.	3,575	74,360
Santos, Ltd.	170,876	1,876,629
Saratoga Resources, Inc. (I)	5,998	35,268
Scorpio Tankers, Inc. (I)	11,956	76,399
SemGroup Corp., Class A (I)	12,981	414,483
Ship Finance International, Ltd. (L)	14,006	218,914
Showa Shell Sekiyu KK	34,080	208,714
SM Energy Company	30,098	1,478,113
Solazyme, Inc. (I) (L)	10,260	142,614
Southwestern Energy Company (I) (L)	125,808	4,017,049
Spectra Energy Corp.	234,699	6,820,353
Statoil ASA	201,913	4,828,150
Stone Energy Corp. (I)	15,367	389,400
Sunoco, Inc.	38,498	1,828,655
Swift Energy Company (I)	13,295	247,420
Synergy Resources Corp. (I)	12,974	39,960
Targa Resources Corp.	9,037	385,880
Teekay Tankers, Ltd., Class A (L)	19,598	89,367
Tesoro Corp. (I)	50,105	1,250,621
The Williams Companies, Inc.	225,432	6,496,950
TonenGeneral Sekiyu KK (L)	51,454	456,711
Total SA	384,047	17,331,710
Triangle Petroleum Corp. (I) (L)	14,049	78,393
Tullow Oil PLC	163,666	3,778,108
Uranerz Energy Corp. (I) (L)	22,124	32,080
Vaalco Energy, Inc. (I)	17,960	154,995
Valero Energy Corp.	200,070	4,831,691
Venoco, Inc. (I)	9,266	92,753
Veripos, Inc.	5,092	1,647
Voyager Oil & Gas, Inc. (I)	16,874	29,698
W&T Offshore, Inc.	10,880	166,464
Warren Resources, Inc. (I)	22,588	54,211
Western Refining, Inc.	17,767	395,671
Westmoreland Coal Company (I)	3,686	29,672
Woodside Petroleum, Ltd.	116,612	3,734,434
World Fuel Services Corp.	33,725	1,282,562
WPX Energy, Inc.	71,591	1,158,342
ZaZa Energy Corp. (I)	7,991	36,119

		563,455,144

		673,662,256
Financials - 16.8%
Capital Markets - 1.8%
3i Group PLC	175,673	543,847
Affiliated Managers Group, Inc. (I)	24,096	2,637,307
Ameriprise Financial, Inc.	78,864	4,121,433
Apollo Investment Corp.	157,774	1,211,704
Arlington Asset Investment Corp.	2,656	57,662
Artio Global Investors, Inc. (L)	9,748	34,118
BGC Partners, Inc., Class A	30,375	178,301
BlackRock Kelso Capital Corp.	22,556	220,147
BlackRock, Inc.	46,152	7,837,533
Calamos Asset Management, Inc.	6,176	70,715
Capital Southwest Corp.	929	95,538
Cohen & Steers, Inc. (L)	5,698	196,638
Cowen Group, Inc., Class A (I)	27,551	73,286
Credit Suisse Group AG	206,426	3,771,151
Daiwa Securities Group, Inc.	300,606	1,131,789
Deutsche Bank AG	168,166	6,111,705
Diamond Hill Investment Group, Inc.	878	68,739
Duff & Phelps Corp.	9,724	140,998
E*TRADE Financial Corp. (I)	91,521	735,829
Eaton Vance Corp. (L)	54,217	1,461,148
Edelman Financial Group, Inc.	6,398	55,663
Epoch Holding Corp.	4,981	113,467
Evercore Partners, Inc., Class A	8,788	205,551
FBR & Company (I)	14,205	39,348
Federated Investors, Inc., Class B (L)	33,279	727,146
Fidus Investment Corp. (L)	3,124	47,391
Fifth Street Finance Corp.	25,412	253,612
Financial Engines, Inc. (I) (L)	14,387	308,601
Franklin Resources, Inc.	51,369	5,701,445
FXCM, Inc.	6,595	77,557
GAM Holding, Ltd.	35,519	395,428
GAMCO Investors, Inc., Class A (L)	2,033	90,245
GFI Group, Inc. (L)	22,025	78,409
Gladstone Capital Corp. (L)	6,686	52,753
Gladstone Investment Corp.	7,598	56,149
Golub Capital BDC, Inc. (L)	4,456	67,241
Greenhill & Company, Inc. (L)	22,600	805,690
GSV Capital Corp. (I)	6,102	56,749
Harris & Harris Group, Inc. (I)	9,874	37,521
Hercules Technology Growth Capital, Inc.	15,333	173,876
HFF, Inc. (I)	10,233	142,648
Horizon Technology Finance Corp. (L)	2,258	37,234
Hutchison Port Holdings Trust	945,159	675,673
ICAP PLC	99,727	527,981
ICG Group, Inc. (I)	11,798	109,132
INTL FCStone, Inc. (I) (L)	4,340	83,979
Invesco, Ltd.	160,812	3,634,351
Investec PLC	97,179	567,302
Investment Technology Group, Inc. (I)	12,109	111,403
Janus Capital Group, Inc. (L)	88,436	691,570
Jefferies Group, Inc. (L)	70,524	916,107
JMP Group, Inc.	5,448	33,669
Julius Baer Group, Ltd.	37,384	1,353,536
KBW, Inc. (L)	10,786	177,430
Knight Capital Group, Inc., Class A (I)	30,245	361,125
Kohlberg Capital Corp.	7,226	52,461
Ladenburg Thalmann
Financial Services, Inc. (I)	33,620	51,775
Legg Mason, Inc.	44,821	1,181,930
Macquarie Group, Ltd.	63,057	1,697,769
Main Street Capital Corp.	7,391	178,862
Man Group PLC	334,301	399,698
Manning & Napier, Inc.	4,372	62,214
MCG Capital Corp.	23,998	110,391
Medallion Financial Corp.	6,107	64,856
Mediobanca SpA	93,468	413,909
Medley Capital Corp.	5,573	67,099
Morgan Stanley	549,150	8,012,099
MVC Capital, Inc.	7,503	97,164
New Mountain Finance Corp.	2,876	40,810
NGP Capital Resources Company	7,101	50,275
Nomura Holdings, Inc.	657,005	2,453,615
Northern Trust Corp.	86,906	3,999,414
Oppenheimer Holdings, Inc., Class A	3,265	51,326
Partners Group Holding AG	2,414	429,165
PennantPark Investment Corp.	17,402	180,111
Piper Jaffray Companies (I) (L)	5,043	118,157
Prospect Capital Corp.	37,446	426,510
Ratos AB	34,662	329,682
Raymond James Financial, Inc.	52,374	1,793,286
Safeguard Scientifics, Inc. (I)	6,606	102,261

The accompanying notes are an integral part of the financial statements.

79

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Capital Markets (continued)
SBI Holdings, Inc.	4,046	$300,049
Schroders PLC	20,449	430,463
SEI Investments Company	67,529	1,343,152
Solar Capital, Ltd.	11,220	249,757
Solar Senior Capital, Ltd.	3,158	53,370
State Street Corp. (L)	175,839	7,849,453
Stifel Financial Corp. (I)	16,588	512,569
SWS Group, Inc. (I) (L)	9,357	49,873
T. Rowe Price Group, Inc.	92,094	5,798,238
Tcp Capital Corp.	1,819	26,303
The Bank of New York Mellon Corp.	429,630	9,430,379
The Charles Schwab Corp.	389,507	5,036,326
The Goldman Sachs Group, Inc.	177,212	16,987,542
THL Credit, Inc.	3,837	51,684
TICC Capital Corp.	11,745	113,927
Triangle Capital Corp.	8,405	191,466
UBS AG	658,444	7,700,105
Virtus Investment Partners, Inc. (I)	1,880	152,280
Waddell & Reed Financial, Inc., Class A (L)	40,506	1,226,522
Walter Investment Management Corp.	8,912	208,897
Westwood Holdings Group, Inc.	2,139	79,699
WisdomTree Investments, Inc. (I)	18,386	120,796

		129,744,259
Commercial Banks - 5.3%
1st Source Corp.	4,663	105,384
1st United Bancorp, Inc. (I)	8,844	54,921
Access National Corp.	2,762	36,182
Alliance Financial Corp. (L)	1,640	56,318
American National Bankshares, Inc.	2,773	65,332
Ameris Bancorp (I)	7,717	97,234
Ames National Corp. (L)	2,687	61,774
Aozora Bank, Ltd.	104,712	249,925
Arrow Financial Corp. (L)	3,390	81,936
Associated Banc-Corp.	81,604	1,076,357
Australia & New Zealand Banking Group, Ltd.	476,682	10,821,200
Banca Carige SpA (L)	116,936	101,923
Banca Intesa SpA (L)	168,690	193,147
Banca Monte dei Paschi di Siena SpA (I) (L)	882,889	221,496
Bancfirst Corp.	2,068	86,670
Banco Bilbao Vizcaya Argentaria SA	842,761	6,074,075
Banco de Sabadell SA (L)	272,207	531,306
Banco Espirito Santo SA (I)	132,165	90,254
Banco Latinoamericano de
Comercio Exterior SA	8,803	188,648
Banco Popolare Societa Cooperativa (I)	319,068	428,901
Banco Popular Espanol SA (L)	186,685	423,236
Banco Santander SA	1,553,108	10,372,876
Bancorp, Inc. (I)	9,277	87,668
BancorpSouth, Inc.	67,853	985,226
Bank Hapoalim, Ltd.	191,420	593,092
Bank Leumi Le-Israel, Ltd.	213,288	520,078
Bank of East Asia, Ltd. (L)	281,649	1,014,307
Bank of Hawaii Corp.	21,356	981,308
Bank of Kyoto, Ltd.	58,674	444,428
Bank of Marin Bancorp	1,931	71,466
Bank of the Ozarks, Inc. (L)	9,164	275,653
Bankia SA (I) (L)	156,713	184,095
Bankinter SA	38,816	135,288
Banner Corp.	5,764	126,289
Barclays PLC	2,096,316	5,366,134
BB&T Corp.	251,309	7,752,883
BBCN Bancorp, Inc. (I)	24,328	264,932
Bendigo and Adelaide Bank, Ltd.	67,466	514,266
BNP Paribas SA	174,806	6,748,172
BOC Hong Kong Holdings, Ltd.	669,529	2,060,515
Boston Private Financial Holdings, Inc. (L)	24,394	217,838
Bridge Bancorp, Inc. (L)	2,305	54,375
Bridge Capital Holdings (I)	3,237	52,278
Bryn Mawr Bank Corp.	3,870	81,541
BSB Bancorp, Inc. (I)	2,920	37,230
C&F Financial Corp.	1,152	46,264
CaixaBank (L)	138,975	454,574
Camden National Corp.	2,352	86,130
Capital City Bank Group, Inc. (I) (L)	3,747	27,615
Cardinal Financial Corp.	9,465	116,230
Cathay General Bancorp	61,425	1,014,127
Centerstate Banks, Inc.	10,064	71,958
Central Pacific Financial Corp. (I)	6,743	95,211
Chemical Financial Corp.	8,692	186,878
Chiba Bank, Ltd.	138,115	829,518
Chugoku Bank, Ltd.	31,592	411,647
Chuo Mitsui Trust Holdings, Inc.	563,301	1,682,855
Citizens & Northern Corp.	4,107	78,238
Citizens Republic Bancorp, Inc. (I)	12,499	214,108
City Holding Company (L)	4,591	154,671
City National Corp. (L)	22,005	1,069,003
CNB Financial Corp.	4,431	72,270
CoBiz Financial, Inc. (L)	11,468	71,790
Columbia Banking System, Inc. (L)	12,338	232,201
Comerica, Inc.	71,231	2,187,504
Commerce Bancshares, Inc. (L)	36,929	1,399,609
Commerzbank AG (I)	647,598	1,100,064
Commonwealth Bank of Australia	285,172	15,606,425
Community Bank Systems, Inc. (L)	12,293	333,386
Community Trust Bancorp, Inc. (L)	4,460	149,365
Credit Agricole SA (I)	180,775	797,978
Cullen/Frost Bankers, Inc. (L)	28,791	1,655,195
CVB Financial Corp.	27,684	322,519
Danske Bank A/S (I)	117,994	1,644,016
DBS Group Holdings, Ltd.	318,662	3,517,388
DNB ASA	176,801	1,758,861
Eagle Bancorp, Inc. (I)	5,470	86,153
East West Bancorp, Inc.	67,829	1,591,268
Encore Bancshares, Inc. (I)	3,096	63,870
Enterprise Financial Services Corp.	5,894	64,598
Erste Group Bank AG (I)	34,617	658,116
Fidelity Southern Corp.	3,458	29,877
Fifth Third Bancorp	331,561	4,442,917
Financial Institutions, Inc.	4,602	77,682
First BanCorp Puerto Rico (I)	21,916	86,787
First Bancorp Troy NC	5,312	47,224
First Bancorp, Inc. Maine	3,280	55,760
First Busey Corp. (L)	23,358	112,819
First California Financial Group, Inc. (I)	7,434	51,146
First Commonwealth Financial Corp. (L)	32,647	219,714
First Community Bancshares, Inc.	5,332	76,941
First Connecticut Bancorp, Inc.	5,705	77,018
First Financial Bancorp	18,341	293,089
First Financial Bankshares, Inc. (L)	9,858	340,692
First Financial Corp./Indiana	3,613	104,777
First Horizon National Corp. (L)	92,410	799,347
First Interstate Bancsystem, Inc.	5,359	76,312
First Merchants Corp. (L)	9,179	114,370
First Midwest Bancorp, Inc.	23,220	254,956
First Niagara Financial Group, Inc.	165,450	1,265,693
FirstMerit Corp. (L)	85,396	1,410,742
FNB Corp. (L)	43,257	470,204
FNB United Corp. (I)	3,257	42,308
Fukuoka Financial Group, Inc.	139,920	546,743

The accompanying notes are an integral part of the financial statements.

80

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
Fulton Financial Corp.	94,199	$941,048
German American Bancorp, Inc.	3,870	79,335
Glacier Bancorp, Inc. (L)	22,479	348,200
Great Southern Bancorp, Inc. (L)	3,354	92,503
Gunma Bank	70,410	333,065
Hampton Roads Bankshares, Inc.	3,215	2,591
Hampton Roads Bankshares, Inc.	3,215	2,332
Hancock Holding Company	63,430	1,930,809
Hang Seng Bank, Ltd.	138,368	1,889,128
Hanmi Financial Corp. (I) (L)	10,014	104,947
Heartland Financial USA, Inc.	4,717	113,208
Heritage Commerce Corp. (I)	7,331	47,652
Heritage Financial Corp. (L)	5,259	77,044
Heritage Oaks Bancorp (I)	7,220	40,215
Hokuhoku Financial Group, Inc.	226,583	367,816
Home Bancshares, Inc.	6,904	211,124
Horizon Bancorp	1,421	37,372
HSBC Holdings PLC	3,232,763	28,504,714
Hudson Valley Holding Corp.	4,877	88,274
Huntington Bancshares, Inc.	311,555	1,993,952
Iberiabank Corp. (L)	9,174	462,828
Independent Bank Corp. - MA (L)	6,770	197,752
International Bancshares Corp.	41,539	810,841
Intesa Sanpaolo SpA	1,822,975	2,607,408
Investors Bancorp, Inc. (I)	13,705	206,808
Israel Discount Bank, Ltd. (I)	143,044	149,275
Iyo Bank, Ltd.	44,230	352,993
Joyo Bank, Ltd.	118,254	538,381
KBC Groep NV (L)	29,141	618,630
KeyCorp	343,501	2,658,698
Lakeland Bancorp, Inc.	8,813	92,713
Lakeland Financial Corp.	5,249	140,831
Lloyds Banking Group PLC (I)	7,460,632	3,669,662
M&T Bank Corp. (L)	45,559	3,761,807
MainSource Financial Group, Inc.	6,729	79,604
MB Financial, Inc.	17,066	367,602
Mercantile Bank Corp. (I)	3,004	55,424
Merchants Bancshares, Inc.	1,958	53,943
Metro Bancorp, Inc. (I)	4,828	58,081
MetroCorp Bancshares, Inc. (I)	5,232	55,825
Middleburg Financial Corp.	2,096	35,632
Mitsubishi UFJ Financial Group	2,304,766	11,030,130
Mizrahi Tefahot Bank, Ltd. (I)	22,367	174,238
Mizuho Financial Group, Inc.	4,128,015	6,988,037
National Australia Bank, Ltd.	398,785	9,684,651
National Bankshares, Inc. (L)	2,522	75,963
National Penn Bancshares, Inc. (L)	38,405	367,536
Natixis (L)	167,284	452,677
NBT Bancorp, Inc.	10,315	222,701
Nishi-Nippon City Bank, Ltd.	122,769	299,167
Nordea Bank AB	475,956	4,120,587
Northrim BanCorp, Inc.	2,438	52,393
Old National Bancorp (L)	29,441	353,586
OmniAmerican Bancorp, Inc. (I)	3,905	83,684
Oriental Financial Group, Inc.	12,596	139,564
Oversea-Chinese Banking Corp., Ltd.	466,710	3,260,381
Pacific Capital Bancorp (I)	1,343	61,415
Pacific Continental Corp.	6,406	56,821
Pacific Mercantile Bancorp (I)	3,818	26,382
PacWest Bancorp	9,409	222,711
Park National Corp. (L)	3,552	247,752
Park Sterling Corp. (I)	11,392	53,656
Penns Woods Bancorp, Inc.	1,352	53,823
Peoples Bancorp, Inc.	3,642	80,051
Pinnacle Financial Partners, Inc. (I) (L)	10,819	211,079
PNC Financial Services Group, Inc.	190,156	11,620,433
Preferred Bank/Los Angeles CA (I)	4,041	53,988
PrivateBancorp, Inc.	18,840	278,078
Prosperity Bancshares, Inc. (L)	36,958	1,553,345
Raiffeisen Bank International AG (L)	8,839	289,497
Regions Financial Corp.	509,184	3,436,992
Renasant Corp. (L)	8,026	126,088
Republic Bancorp, Inc., Class A	3,162	70,355
Resona Holdings, Inc.	341,230	1,408,387
Royal Bank Of Scotland Group PLC (I)	321,472	1,089,802
S&T Bancorp, Inc. (L)	9,047	167,098
Sandy Spring Bancorp, Inc.	7,650	137,700
SCBT Financial Corp.	4,755	167,614
Seacoast Banking Corp. of Florida (I)	25,775	38,920
Seven Bank, Ltd.	107,783	276,580
Shinsei Bank, Ltd.	249,151	302,299
Shizuoka Bank, Ltd.	105,617	1,086,034
Sierra Bancorp	3,916	38,768
Signature Bank (I) (L)	21,661	1,320,671
Simmons First National Corp., Class A	5,460	126,945
Skandinaviska Enskilda Banken AB, Series A	255,176	1,663,355
Societe Generale SA (I)	119,347	2,813,857
Southside Bancshares, Inc. (L)	5,621	126,360
Southwest Bancorp, Inc. (I)	6,408	60,299
Standard Chartered PLC	430,845	9,392,784
State Bank Financial Corp. (I)	10,083	152,858
StellarOne Corp.	7,466	93,176
Sterling Bancorp	10,179	101,586
Sterling Financial Corp. (I)	8,416	158,978
Suffolk Bancorp (I)	3,455	44,811
Sumitomo Mitsui Financial Group	243,013	8,016,725
Sun Bancorp, Inc. (I)	13,826	37,330
SunTrust Banks, Inc.	193,875	4,697,591
Suruga Bank, Ltd.	32,495	332,817
Susquehanna Bancshares, Inc.	58,301	600,500
SVB Financial Group (I)	20,744	1,218,088
Svenska Handelsbanken AB, Series A	88,615	2,921,126
Swedbank AB, Class A	148,427	2,347,183
SY Bancorp, Inc. (L)	4,041	96,782
Synovus Financial Corp. (L)	369,059	730,737
Taylor Capital Group, Inc. (I)	5,247	85,998
TCF Financial Corp. (L)	76,096	873,582
Texas Capital Bancshares, Inc. (I) (L)	11,817	477,289
The Bank of Yokohama, Ltd.	222,069	1,048,870
The First of Long Island Corp.	2,727	79,001
The Hachijuni Bank, Ltd.	75,826	394,498
The Hiroshima Bank, Ltd.	90,269	326,065
Tompkins Financial Corp. (L)	2,932	110,478
TowneBank (L)	8,417	117,838
Trico Bancshares	5,289	81,451
Trustmark Corp. (L)	50,478	1,235,701
U.S. Bancorp	682,277	21,942,028
UMB Financial Corp. (L)	10,024	513,530
Umpqua Holdings Corp.	34,669	456,244
UniCredit SpA (I)	732,311	2,774,916
Union First Market Bankshares Corp.	6,559	94,778
Unione di Banche Italiane SCPA	146,827	481,917
United Bankshares, Inc. (L)	15,634	404,608
United Community Banks, Inc. (I) (L)	13,121	112,447
United Overseas Bank, Ltd.	227,486	3,380,570
Univest Corp. of Pennsylvania	5,117	84,584
Valley National Bancorp (L)	92,536	980,884
Virginia Commerce Bancorp, Inc. (I)	8,790	74,100
Washington Banking Company	5,116	71,112
Washington Trust Bancorp, Inc.	4,672	113,903

The accompanying notes are an integral part of the financial statements.

81

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
Webster Financial Corp.	57,020	$1,235,053
Wells Fargo & Company	1,914,496	64,020,746
WesBanco, Inc. (L)	7,321	155,644
West Bancorp, Inc.	5,181	49,271
West Coast Bancorp (I)	6,130	120,455
Westamerica Bancorp. (L)	21,726	1,025,250
Western Alliance Bancorp (I)	21,785	203,908
Westpac Banking Corp.	548,322	11,928,488
Wilshire Bancorp, Inc. (I)	19,608	107,452
Wing Hang Bank, Ltd.	32,553	314,639
Wintrust Financial Corp. (L)	11,308	401,434
Yamaguchi Financial Group, Inc.	37,911	334,162
Zions Bancorporation (L)	66,372	1,288,944

		380,034,305
Consumer Finance - 0.6%
AEON Credit Service Company, Ltd.	14,170	262,760
American Express Company	360,794	21,001,819
Capital One Financial Corp.	209,104	11,429,625
Cash America International, Inc. (L)	9,135	402,305
Credit Acceptance Corp. (I)	2,451	206,938
Credit Saison Company, Ltd.	26,808	594,879
DFC Global Corp. (I)	13,789	254,131
Discover Financial Services	191,033	6,605,921
Ezcorp, Inc., Class A (I) (L)	14,943	350,563
First Cash Financial Services, Inc. (I)	8,905	357,714
Green Dot Corp., Class A (I) (L)	7,494	165,767
Nelnet, Inc., Class A	7,554	173,742
Netspend Holdings, Inc. (I)	9,880	90,797
Nicholas Financial, Inc.	3,174	40,691
SLM Corp.	175,856	2,762,698
World Acceptance Corp. (I) (L)	3,447	226,813

		44,927,163
Diversified Financial Services - 2.1%
ASX, Ltd.	31,692	972,195
Bank of America Corp.	3,883,045	31,763,308
BGP Holdings PLC	1,525,695	2
CBOE Holdings, Inc.	41,025	1,135,572
Citigroup, Inc.	1,057,162	28,976,810
CME Group, Inc.	23,947	6,420,430
Deutsche Boerse AG	35,279	1,904,086
Eurazeo	5,991	230,963
Exor SpA	11,594	249,676
First Pacific Company, Ltd.	382,755	398,781
FX Alliance, Inc.	1,850	29,064
Gain Capital Holdings, Inc.	5,302	26,457
Groupe Bruxelles Lambert SA	14,597	992,009
Hong Kong Exchanges & Clearing, Ltd.	185,598	2,659,977
Industrivarden AB, C Shares (I)	21,305	275,014
ING Groep NV, ADR (I)	692,984	4,675,443
IntercontinentalExchange, Inc. (I)	26,161	3,557,373
Investor AB, B Shares	82,414	1,576,734
JPMorgan Chase & Company	1,371,569	49,006,160
Kinnevik Investment AB	37,212	747,401
Leucadia National Corp.	71,405	1,518,784
London Stock Exchange Group PLC	26,983	425,077
MarketAxess Holdings, Inc.	11,330	301,831
Marlin Business Services Corp.	2,800	45,892
Mitsubishi UFJ Lease &
Finance Company, Ltd.	10,532	438,793
Moody’s Corp. (L)	71,911	2,628,347
MSCI, Inc. (I)	57,022	1,939,888
NewStar Financial, Inc. (I)	8,199	106,259
NYSE Euronext	91,324	2,336,068
ORIX Corp.	18,944	1,763,275
Pargesa Holding SA, ADR	4,886	291,143
PHH Corp. (I) (L)	17,605	307,735
PICO Holdings, Inc. (I)	7,139	159,985
Pohjola Bank OYJ	24,976	291,684
Resource America, Inc.	4,393	28,027
Singapore Exchange, Ltd.	155,267	779,446
The NASDAQ OMX Group, Inc.	44,995	1,020,037
Wendel SA	5,941	439,585

		150,419,311
Insurance - 3.7%
ACE, Ltd.	122,130	9,053,497
Admiral Group PLC	36,748	687,331
Aegon NV	310,965	1,448,502
Aflac, Inc.	168,357	7,170,325
Ageas	400,336	792,980
AIA Group, Ltd.	1,525,435	5,259,618
Alleghany Corp. (I)	6,830	2,320,493
Allianz SE	82,228	8,268,424
Alterra Capital Holdings, Ltd. (L)	26,497	618,705
American Equity Investment Life
Holding Company (L)	18,797	206,955
American Financial Group, Inc.	35,452	1,390,782
American International Group, Inc. (I)	230,545	7,398,189
American Safety Insurance Holdings, Ltd. (I)	3,102	58,163
AMERISAFE, Inc. (I)	5,765	149,602
AMP, Ltd.	516,465	2,050,738
Amtrust Financial Services, Inc. (L)	7,630	226,687
Aon PLC	117,204	5,482,803
Argo Group International Holdings, Ltd.	7,980	233,575
Arthur J. Gallagher & Company	55,497	1,946,280
Aspen Insurance Holdings, Ltd. (L)	33,557	969,797
Assicurazioni Generali SpA	211,259	2,866,913
Assurant, Inc.	31,537	1,098,749
Aviva PLC (I)	525,595	2,249,801
AXA SA (L)	314,874	4,214,339
Baldwin & Lyons, Inc., Class B	2,521	58,588
Baloise Holding AG	8,591	567,141
Berkshire Hathaway, Inc., Class B (I)	633,732	52,808,888
Brown & Brown, Inc.	54,448	1,484,797
Cincinnati Financial Corp. (L)	58,490	2,226,714
Citizens, Inc., Class A (I) (L)	11,579	112,895
CNO Financial Group, Inc.	65,886	513,911
CNP Assurances	26,873	328,334
Crawford & Company, Class B	8,211	33,583
Delta Lloyd NV	18,512	257,053
Donegal Group, Inc.	2,751	36,533
Eastern Insurance Holdings, Inc.	2,639	44,863
eHealth, Inc. (I)	6,318	101,783
EMC Insurance Group, Inc.	1,722	34,784
Employers Holdings, Inc.	9,973	179,913
Enstar Group, Ltd. (I)	2,593	256,551
Everest Re Group, Ltd.	24,745	2,560,860
FBL Financial Group, Inc., Class A	3,274	91,705
Fidelity National Financial, Inc., Class A	104,524	2,013,132
First American Financial Corp.	82,725	1,403,016
Flagstone Reinsurance Holdings SA	16,774	134,360
Genworth Financial, Inc., Class A (I)	177,114	1,002,465
Gjensidige Forsikring ASA	36,197	421,133
Global Indemnity PLC (I)	3,669	74,297
Greenlight Capital Re, Ltd., Class A (I)	8,731	221,942
Hallmark Financial Services, Inc. (I)	5,033	39,257
Hannover Rueckversicherung AG	10,909	647,754
Hartford Financial Services Group, Inc. (L)	158,677	2,797,476

The accompanying notes are an integral part of the financial statements.

82

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
HCC Insurance Holdings, Inc.	47,475	$1,490,715
Hilltop Holdings, Inc. (I)	12,449	128,349
Homeowners Choice, Inc.	2,498	43,965
Horace Mann Educators Corp.	12,257	214,252
Infinity Property & Casualty Corp.	3,665	211,361
Insurance Australia Group, Ltd.	376,200	1,348,127
Kansas City Life Insurance Company	1,567	55,143
Kemper Corp.	23,257	715,153
Legal & General Group PLC	1,062,464	2,130,336
Lincoln National Corp.	102,944	2,251,385
Loews Corp.	110,125	4,505,214
Maiden Holdings, Ltd.	15,896	137,977
Mapfre SA (L)	139,352	284,052
Marsh & McLennan Companies, Inc. (L)	195,868	6,312,826
Meadowbrook Insurance Group, Inc.	15,841	139,242
Mercury General Corp.	16,991	708,015
MetLife, Inc.	382,187	11,790,469
Montpelier Re Holdings, Ltd.	15,373	327,291
MS&AD Insurance Group Holdings	103,089	1,804,408
Muenchener Rueckversicherungs AG	32,445	4,577,659
National Financial Partners Corp. (I) (L)	12,498	167,473
National Interstate Corp.	2,049	54,483
National Western Life Insurance
Company, Class A	675	95,796
NKSJ Holdings, Inc.	67,611	1,441,031
Old Mutual PLC	880,384	2,095,267
Old Republic International Corp.	121,731	1,009,150
OneBeacon Insurance Group, Ltd.	7,188	93,588
Platinum Underwriters Holdings, Ltd. (L)	10,580	403,098
Presidential Life Corp.	7,332	72,074
Primerica, Inc.	14,680	392,396
Principal Financial Group, Inc.	108,655	2,850,021
Protective Life Corp.	38,005	1,117,727
Prudential Financial, Inc.	169,406	8,204,333
Prudential PLC	460,981	5,341,103
QBE Insurance Group, Ltd.	201,834	2,782,721
Reinsurance Group of America, Inc.	34,581	1,840,055
Resolution, Ltd.	249,033	765,101
RLI Corp. (L)	6,573	448,279
RSA Insurance Group PLC	638,874	1,083,025
Safety Insurance Group, Inc.	3,952	160,609
Sampo OYJ	75,997	1,975,514
SCOR SE	31,263	758,515
SeaBright Holdings, Inc.	6,717	59,714
Selective Insurance Group, Inc.	17,142	298,442
Sony Financial Holdings, Inc.	31,503	515,313
StanCorp Financial Group, Inc. (L)	20,817	773,560
Standard Life PLC	425,870	1,561,811
State Auto Financial Corp.	4,583	64,391
Stewart Information Services Corp.	5,957	91,440
Suncorp Group, Ltd.	232,788	1,942,809
Swiss Life Holding	5,512	520,138
Swiss Re, Ltd.	62,463	3,924,104
Symetra Financial Corp.	24,049	303,498
T&D Holdings, Inc.	104,804	1,117,777
The Allstate Corp.	177,179	6,217,211
The Chubb Corp.	97,117	7,072,060
The Dai-ichi Life Insurance Company, Ltd.	1,625	1,882,395
The Hanover Insurance Group, Inc.	21,129	826,778
The Navigators Group, Inc. (I)	3,096	154,955
The Phoenix Companies, Inc. (I) (L)	37,272	68,953
The Progressive Corp.	220,409	4,591,119
The Travelers Companies, Inc.	140,149	8,947,112
Tokio Marine Holdings, Inc.	130,982	3,293,395
Torchmark Corp. (L)	35,205	1,779,613
Tower Group, Inc. (L)	10,890	227,274
TrygVesta A/S	4,439	249,232
United Fire Group, Inc.	6,304	134,464
Unum Group	102,514	1,961,093
Vienna Insurance Group AG Wiener
Versicherung Gruppe	6,948	280,703
W.R. Berkley Corp. (L)	52,561	2,045,674
XL Group PLC	111,651	2,349,137
Zurich Financial Services AG	26,658	6,014,569

		268,213,008
Real Estate Investment Trusts - 2.6%
Acadia Realty Trust	13,678	317,056
AG Mortgage Investment Trust, Inc.	4,957	106,526
Agree Realty Corp.	3,727	82,479
Alexander’s, Inc.	653	281,515
Alexandria Real Estate Equities, Inc.	29,128	2,118,188
American Assets Trust, Inc.	10,353	251,060
American Campus Communities, Inc. (L)	35,044	1,576,279
American Capital Mortgage Investment Corp.	11,027	263,325
American Realty Capital Trust, Inc.	49,155	536,773
Anworth Mortgage Asset Corp.	42,122	296,960
Apartment Investment & Management
Company, Class A	47,950	1,296,089
Apollo Commercial Real Estate Finance, Inc.	5,565	89,430
Apollo Residential Mortgage, Inc.	7,569	145,930
Ares Commercial Real Estate Corp.	2,566	44,854
ARMOUR Residential REIT, Inc. (L)	54,845	389,948
Ascendas Real Estate Investment Trust	320,467	547,152
Ashford Hospitality Trust, Inc.	16,620	140,107
Associated Estates Realty Corp.	13,172	196,921
AvalonBay Communities, Inc.	34,315	4,854,886
Beni Stabili SpA	44	18
BioMed Realty Trust, Inc.	72,329	1,351,106
Boston Properties, Inc.	54,040	5,856,315
BRE Properties, Inc.	35,983	1,799,870
British Land Company PLC	152,806	1,224,085
Camden Property Trust	37,665	2,548,791
Campus Crest Communities, Inc.	9,853	102,373
Capital Shopping Centres Group PLC	101,167	511,646
CapitaMall Trust	391,784	593,474
CapLease, Inc.	21,601	89,644
Capstead Mortgage Corp.	28,679	398,925
Cedar Shopping Centers, Inc.	19,229	97,106
CFS Retail Property Trust Group	334,039	664,336
Chatham Lodging Trust	4,815	68,758
Chesapeake Lodging Trust	10,034	172,785
Colonial Properties Trust	27,208	602,385
Colony Financial, Inc. (L)	10,076	174,315
Coresite Realty Corp.	6,395	165,119
Corio NV	11,008	484,861
Corporate Office Properties Trust (L)	33,801	794,662
Cousins Properties, Inc.	28,391	220,030
CreXus Investment Corp.	19,856	201,936
CubeSmart	38,240	446,261
CYS Investments, Inc.	35,237	485,213
DCT Industrial Trust, Inc. (L)	76,279	480,558
Dexus Property Group	875,657	837,571
DiamondRock Hospitality Company	51,991	530,308
Duke Realty Corp.	125,006	1,830,088
DuPont Fabros Technology, Inc. (L)	18,989	542,326
Dynex Capital, Inc.	16,994	176,398
EastGroup Properties, Inc.	8,805	469,307
Education Realty Trust, Inc. (L)	29,475	326,583
Entertainment Properties Trust (L)	14,453	594,163

The accompanying notes are an integral part of the financial statements.

83

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Equity One, Inc.	44,836	$950,523
Equity Residential	108,216	6,748,350
Essex Property Trust, Inc.	16,520	2,542,758
Excel Trust, Inc.	10,683	127,769
Federal Realty Investment Trust	29,983	3,120,930
FelCor Lodging Trust, Inc. (I)	38,878	182,727
First Industrial Realty Trust, Inc. (I)	27,600	348,312
First Potomac Realty Trust	15,885	186,966
Fonciere Des Regions	4,967	357,854
Franklin Street Properties Corp. (L)	22,507	238,124
Gecina SA	3,963	354,596
Getty Realty Corp. (L)	8,094	155,000
Gladstone Commercial Corp. (L)	3,988	66,440
Glimcher Realty Trust	43,308	442,608
Goodman Group	254,232	963,647
Government Properties Income Trust	11,403	257,936
GPT Group	313,944	1,061,970
Gramercy Capital Corp. (I)	15,916	39,790
Gyrodyne Company of America, Inc. (I)	434	49,611
Hammerson PLC	128,722	897,298
HCP, Inc.	151,309	6,680,292
Health Care REIT, Inc.	77,121	4,496,154
Healthcare Realty Trust, Inc.	24,078	574,020
Hersha Hospitality Trust	53,460	282,269
Highwoods Properties, Inc. (L)	57,411	1,931,880
Home Properties, Inc.	22,829	1,400,787
Hospitality Properties Trust	57,965	1,435,793
Host Hotels & Resorts, Inc. (L)	259,388	4,103,518
Hudson Pacific Properties, Inc.	11,005	191,597
ICADE	4,214	319,678
Inland Real Estate Corp. (L)	23,578	197,584
Invesco Mortgage Capital, Inc.	35,454	650,226
Investors Real Estate Trust (L)	26,851	212,123
iStar Financial, Inc. (I)	26,241	169,254
Japan Prime Realty Investment Corp.	119	335,217
Japan Real Estate Investment Corp.	80	735,496
Japan Retail Fund Investment Corp.	339	537,535
Kimco Realty Corp.	146,691	2,791,530
Kite Realty Group Trust	17,667	88,158
Klepierre SA	18,866	621,679
Land Securities Group PLC	140,695	1,631,684
LaSalle Hotel Properties	26,514	772,618
Lexington Realty Trust	36,764	311,391
Liberty Property Trust	55,045	2,027,858
LTC Properties, Inc.	9,449	342,810
Mack-Cali Realty Corp.	41,201	1,197,713
Medical Properties Trust, Inc.	41,902	403,097
Mirvac Group	618,302	809,734
Mission West Properties, Inc.	6,325	54,522
Monmouth Real Estate Investment Corp.	12,861	150,731
National Health Investments, Inc.	7,541	383,988
National Retail Properties, Inc.	50,205	1,420,299
New York Mortgage Trust, Inc.	6,281	44,344
Nippon Building Fund, Inc.	107	1,036,082
Nomura Real Estate Office Fund, Inc.	46	259,725
NorthStar Realty Finance Corp. (L)	40,996	213,999
Omega Healthcare Investors, Inc. (L)	82,306	1,851,885
One Liberty Properties, Inc. (L)	3,843	72,364
Parkway Properties, Inc.	5,223	59,751
Pebblebrook Hotel Trust	16,258	378,974
Pennsylvania Real Estate Investment Trust	17,354	259,963
Pennymac Mortgage Investment Trust	12,277	242,225
Plum Creek Timber Company, Inc. (L)	58,173	2,309,468
Potlatch Corp.	31,408	1,003,172
Prologis, Inc.	165,429	5,497,206
PS Business Parks, Inc.	5,690	385,327
Public Storage	51,238	7,399,280
Rait Financial Trust (L)	16,249	75,070
Ramco-Gershenson Properties Trust	14,244	179,047
Rayonier, Inc. (L)	57,212	2,568,819
Realty Income Corp. (L)	62,583	2,614,092
Redwood Trust, Inc.	24,622	307,283
Regency Centers Corp.	42,191	2,007,026
Resource Capital Corp.	26,624	141,906
Retail Opportunity Investments Corp. (L)	15,621	188,389
RLJ Lodging Trust	33,096	600,030
Rouse Properties, Inc.	6,903	93,536
Sabra Healthcare REIT, Inc.	11,526	197,210
Saul Centers, Inc.	2,410	103,317
Segro PLC	134,179	457,389
Select Income REIT (I)	2,728	64,817
Senior Housing Properties Trust	76,313	1,703,306
Simon Property Group, Inc.	109,229	17,002,586
SL Green Realty Corp. (L)	42,052	3,374,252
Sovran Self Storage, Inc. (L)	8,984	450,009
STAG Industrial, Inc.	7,626	111,187
Starwood Property Trust, Inc.	35,689	760,533
Stockland	419,909	1,329,540
Strategic Hotels & Resorts, Inc. (I)	56,365	364,118
Summit Hotel Properties, Inc.	9,540	79,850
Sun Communities, Inc.	8,304	367,369
Sunstone Hotel Investors, Inc. (I)	36,960	406,190
Taubman Centers, Inc.	27,570	2,127,301
Terreno Realty Corp.	4,532	68,479
The Link REIT	406,900	1,660,955
The Macerich Company (L)	62,190	3,672,320
Two Harbors Investment Corp.	65,912	682,848
UDR, Inc.	117,499	3,036,174
UMH Properties, Inc.	4,807	51,579
Unibail-Rodamco SE	16,629	3,067,983
Universal Health Realty Income Trust	3,724	154,658
Urstadt Biddle Properties, Inc., Class A	7,226	142,858
Ventas, Inc.	104,135	6,573,001
Vornado Realty Trust	66,707	5,602,054
Washington Real Estate Investment Trust (L)	20,420	580,949
Weingarten Realty Investors (L)	56,860	1,497,692
Western Asset Mortgage Capital Corp.	2,718	52,974
Westfield Group	396,855	3,866,432
Westfield Retail Trust	525,027	1,539,106
Weyerhaeuser Company	193,375	4,323,865
Whitestone REIT, Class B	3,714	51,290
Winthrop Realty Trust	9,072	110,316

		190,154,708
Real Estate Management & Development - 0.5%
Aeon Mall Company, Ltd.	13,086	278,347
Alexander & Baldwin, Inc. (L)	19,797	1,054,190
AV Homes, Inc. (I)	3,296	48,056
Capitaland, Ltd.	463,099	999,701
CapitaMalls Asia, Ltd.	246,442	307,328
CBRE Group, Inc. (I)	118,205	1,933,834
Cheung Kong Holdings, Ltd.	251,860	3,112,308
City Developments, Ltd.	90,269	806,725
Consolidated-Tomoka Land Company	1,381	39,745
Daito Trust Construction Company, Ltd.	13,086	1,241,354
Daiwa House Industry Company, Ltd.	86,659	1,230,268
Forestar Group, Inc. (I)	10,773	138,002
Global Logistic Properties, Ltd.	332,202	553,423
Hang Lung Group, Ltd.	158,878	979,173
Hang Lung Properties, Ltd.	444,748	1,513,937

The accompanying notes are an integral part of the financial statements.

84

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Real Estate Management & Development (continued)
Henderson Land Development Company, Ltd.	171,054	$952,568
Hysan Development Company, Ltd.	114,643	436,056
Immoeast AG	70,405	0
IMMOFINANZ AG	178,275	567,498
Jones Lang LaSalle, Inc.	20,524	1,444,274
Kennedy-Wilson Holdings, Inc.	10,982	153,858
Keppel Land, Ltd.	134,504	345,707
Kerry Properties, Ltd.	130,174	554,413
Lend Lease Corp.	98,291	729,597
Mitsubishi Estate Company, Ltd.	226,583	4,064,700
Mitsui Fudosan Company, Ltd.	151,656	2,941,941
New World Development Company, Ltd.	649,798	766,293
Nomura Real Estate Holdings, Inc.	17,240	315,667
NTT Urban Development Corp.	205	165,646
Sino Land Company, Ltd.	533,103	807,839
Sumitomo Realty &
Development Company, Ltd.	64,993	1,599,141
Sun Hung Kai Properties, Ltd.	255,470	3,029,823
Swire Pacific, Ltd.	131,196	1,528,623
Tejon Ranch Company (I) (L)	4,127	118,115
Thomas Properties Group, Inc.	10,670	58,045
Tokyu Land Corp.	77,632	385,370
UOL Group, Ltd.	83,046	325,562
Wharf Holdings, Ltd.	273,862	1,524,344
Wheelock and Company, Ltd.	165,198	624,486
Zillow, Inc. (I) (L)	960	37,085

		37,713,042
Thrifts & Mortgage Finance - 0.2%
Astoria Financial Corp. (L)	66,066	647,447
Bank Mutual Corp.	15,535	68,509
BankFinancial Corp.	6,995	52,672
Beneficial Mutual Bancorp, Inc. (I)	10,440	90,097
Berkshire Hill Bancorp, Inc.	6,987	153,714
BofI Holding, Inc. (I)	3,397	67,125
Brookline Bancorp, Inc.	21,988	194,594
Cape Bancorp, Inc. (I)	4,114	34,187
Clifton Savings Bancorp, Inc.	3,192	33,229
Dime Community Bancshares	10,095	134,163
Doral Financial Corp. (I)	41,067	61,601
ESB Financial Corp.	3,655	48,246
ESSA Bancorp, Inc.	3,343	36,104
EverBank Financial Corp. (I)	6,805	73,970
Federal Agricultural
Mortgage Corp., Class C (L)	3,255	85,379
First Defiance Financial Corp.	3,376	57,797
First Financial Holdings, Inc.	5,507	59,035
First Pactrust Bancorp, Inc.	3,651	43,301
Flushing Financial Corp.	9,941	135,496
Fox Chase Bancorp, Inc.	4,544	65,615
Franklin Financial Corp. (I)	4,652	76,525
Heritage Financial Group, Inc.	3,126	40,232
Home Bancorp, Inc. (I)	2,738	46,902
Home Federal Bancorp, Inc.	5,312	55,776
Home Loan Servicing Solutions, Ltd.	4,559	61,091
HomeStreet, Inc. (I)	1,404	44,914
Hudson City Bancorp, Inc. (L)	190,148	1,211,243
Kaiser Federal Financial Group, Inc.	3,372	49,838
Kearny Financial Corp.	4,403	42,665
MGIC Investment Corp. (I) (L)	58,586	168,728
Nationstar Mortgage Holdings, Inc. (I)	6,005	129,228
New York Community Bancorp, Inc. (L)	206,001	2,581,193
Northfield Bancorp, Inc. (L)	4,928	70,027
Northwest Bancshares, Inc. (L)	30,211	353,771
OceanFirst Financial Corp.	4,806	69,014
Ocwen Financial Corp. (I)	33,413	627,496
Oritani Financial Corp.	14,278	205,460
People’s United Financial, Inc.	129,458	1,503,007
Peoples Federal Bancshares, Inc.	2,367	39,529
Provident Financial Holdings, Inc.	3,549	40,920
Provident Financial Services, Inc.	18,511	284,144
Provident New York Bancorp	10,954	83,141
Radian Group, Inc. (L)	41,624	136,943
Rockville Financial, Inc.	9,306	107,670
SI Financial Group, Inc.	3,886	44,689
Territorial Bancorp, Inc.	3,640	82,883
TrustCo Bank Corp.	29,435	160,715
United Financial Bancorp, Inc.	5,079	73,036
ViewPoint Financial Group	10,426	163,063
Walker & Dunlop, Inc. (I)	3,879	49,845
Washington Federal, Inc.	50,137	846,814
Westfield Financial, Inc.	9,112	66,518
WSFS Financial Corp.	2,526	102,076

		11,761,377

		1,212,967,173
Health Care - 11.2%
Biotechnology - 1.3%
Achillion Pharmaceuticals, Inc. (I)	16,650	103,230
Acorda Therapeutics, Inc. (I)	12,483	294,099
Actelion, Ltd.	20,048	823,412
Aegerion Pharmaceuticals, Inc. (I)	6,836	101,446
Affymax, Inc. (I)	11,240	144,771
Agenus, Inc. (I)	7,464	39,111
Alexion Pharmaceuticals, Inc. (I)	69,200	6,871,560
Alkermes PLC (I)	37,886	642,925
Allos Therapeutics, Inc. (I)	26,852	48,065
Alnylam Pharmaceuticals, Inc. (I) (L)	14,444	168,561
AMAG Pharmaceuticals, Inc. (I)	6,721	103,503
Amgen, Inc.	280,167	20,463,398
Amicus Therapeutics, Inc. (I)	9,847	54,159
Arena Pharmaceuticals, Inc. (I) (L)	61,269	611,465
Arqule, Inc. (I)	18,489	109,640
Array BioPharma, Inc. (I)	28,403	98,558
Astex Pharmaceuticals (I)	29,734	62,144
AVEO Pharmaceuticals, Inc. (I)	12,166	147,939
BioCryst Pharmaceuticals, Inc. (I) (L)	15,755	62,705
Biogen Idec, Inc. (I)	86,362	12,468,946
Biospecifics Technologies Corp. (I)	1,727	32,433
Biotime, Inc. (I) (L)	9,937	45,710
Celgene Corp. (I)	158,833	10,190,725
Celldex Therapeutics, Inc. (I)	18,655	96,819
Cepheid, Inc. (I) (L)	20,360	911,110
Codexis, Inc. (I)	8,523	31,876
CSL, Ltd.	94,693	3,840,594
Cubist Pharmaceuticals, Inc. (I)	19,607	743,301
Curis, Inc. (I) (L)	24,902	134,471
Cytori Therapeutics, Inc. (I) (L)	17,628	47,596
Dendreon Corp. (I) (L)	47,834	353,972
Discovery Laboratories, Inc. (I)	14,090	32,689
Dusa Pharmaceuticals, Inc. (I)	7,784	40,632
Dyax Corp. (I)	32,183	68,550
Dynavax Technologies Corp. (I)	54,238	234,308
Emergent Biosolutions, Inc. (I)	7,989	121,033
Enzon Pharmaceuticals, Inc. (I) (L)	13,350	91,715
Exact Sciences Corp. (I) (L)	17,877	191,641
Exelixis, Inc. (I)	46,186	255,409
Genomic Health, Inc. (I) (L)	5,020	167,668
Geron Corp. (I) (L)	42,720	73,478

The accompanying notes are an integral part of the financial statements.

85

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Biotechnology (continued)
Gilead Sciences, Inc. (I)	272,965	$13,997,645
Grifols SA (I)	25,054	635,488
GTx, Inc. (I)	8,695	30,693
Halozyme Therapeutics, Inc. (I) (L)	27,986	247,956
Horizon Pharma, Inc. (I) (L)	6,985	49,803
Idenix Pharmaceuticals, Inc. (I) (L)	23,301	240,000
ImmunoCellular Therapeutics, Ltd. (I)	12,854	48,203
Immunogen, Inc. (I)	24,083	404,113
Immunomedics, Inc. (I)	20,770	74,149
Infinity Pharmaceuticals, Inc. (I) (L)	6,269	85,008
InterMune, Inc. (I)	20,352	243,206
Ironwood Pharmaceuticals, Inc. (I) (L)	23,399	322,438
Isis Pharmaceuticals, Inc. (I) (L)	31,216	374,592
Keryx Biopharmaceuticals Inc. (I)	22,703	40,865
Lexicon Pharmaceuticals, Inc. (I) (L)	62,144	139,824
Ligand Pharmaceuticals, Inc., Class B (I)	5,565	94,271
MannKind Corp. (I) (L)	35,776	81,927
Maxygen, Inc. (I)	9,582	57,109
Merrimack Pharmaceuticals, Inc.	4,843	35,257
Momenta Pharmaceuticals, Inc. (I)	14,579	197,108
Neurocrine Biosciences, Inc. (I)	20,684	163,610
NewLink Genetics Corp. (I) (L)	4,056	60,759
Novavax, Inc. (I) (L)	37,555	58,586
NPS Pharmaceuticals, Inc. (I)	26,894	231,557
OncoGenex Pharmaceuticals, Inc. (I)	4,831	64,929
Oncothyreon, Inc. (I) (L)	18,035	84,404
Opko Health, Inc. (I) (L)	33,248	152,941
Orexigen Therapeutics, Inc. (I)	19,252	106,656
Osiris Therapeutics, Inc. (I) (L)	5,400	59,238
PDL BioPharma, Inc. (L)	43,228	286,602
Pharmacyclics, Inc. (I)	16,917	923,837
Progenics Pharmaceuticals, Inc. (I) (L)	9,552	93,419
Raptor Pharmaceutical Corp. (I)	15,535	86,841
Regeneron Pharmaceuticals, Inc. (I) (L)	36,593	4,179,652
Repligen Corp. (I)	10,088	43,378
Rigel Pharmaceuticals, Inc. (I)	22,438	208,673
Sangamo Biosciences, Inc. (I) (L)	16,423	90,655
Seattle Genetics, Inc. (I) (L)	29,565	750,655
SIGA Technologies, Inc. (I) (L)	12,044	34,566
Spectrum Pharmaceuticals, Inc. (I) (L)	18,472	287,424
Synageva BioPharma Corp. (I)	2,873	116,529
Synergy Pharmaceuticals, Inc. (I)	13,022	61,855
Synta Pharmaceuticals Corp. (I) (L)	11,857	64,858
Targacept, Inc. (I)	8,474	36,438
Theravance, Inc. (I) (L)	18,874	419,380
Threshold Pharmaceuticals, Inc. (I)	14,124	104,518
Trius Therapeutics, Inc. (I)	8,228	47,393
United Therapeutics Corp. (I)	25,186	1,243,685
Vanda Pharmaceuticals, Inc. (I)	9,738	42,847
Vertex Pharmaceuticals, Inc. (I)	99,018	5,537,087
Vical, Inc. (I) (L)	24,122	86,839
XOMA Corp. (I)	21,742	65,226
ZIOPHARM Oncology, Inc. (I) (L)	20,957	124,694

		94,444,753
Health Care Equipment & Supplies - 1.6%
Abaxis, Inc. (I) (L)	6,734	249,158
ABIOMED, Inc. (I) (L)	10,423	237,853
Accuray, Inc. (I) (L)	22,226	152,026
Align Technology, Inc. (I)	22,287	745,723
Alphatec Holdings, Inc. (I) (L)	17,116	31,493
Analogic Corp.	3,768	233,616
AngioDynamics, Inc. (I) (L)	7,785	93,498
Anika Therapeutics, Inc. (I)	3,785	51,438
Antares Pharma, Inc. (I) (L)	28,775	104,741
Arthrocare Corp. (I)	8,610	252,101
AtriCure, Inc. (I)	4,793	46,061
Atrion Corp.	497	101,875
Baxter International, Inc.	198,389	10,544,375
Becton, Dickinson and Company (L)	73,027	5,458,768
Boston Scientific Corp. (I)	515,292	2,921,706
C.R. Bard, Inc.	30,294	3,254,787
Cantel Medical Corp.	6,582	179,360
Cardiovascular Systems, Inc. (I)	5,481	53,659
CareFusion Corp. (I)	79,263	2,035,474
Cerus Corp. (I)	17,852	59,269
Cie Generale d’Optique
Essilor International SA	36,376	3,379,113
Cochlear, Ltd.	10,292	697,036
Coloplast A/S	4,115	739,594
Conceptus, Inc. (I)	9,771	193,661
CONMED Corp.	8,730	241,559
Covidien PLC	173,392	9,276,472
CryoLife, Inc. (I)	8,924	46,673
Cyberonics, Inc. (I) (L)	8,557	384,552
Cynosure, Inc. (I)	3,064	64,804
DENTSPLY International, Inc. (L)	51,194	1,935,645
Derma Sciences, Inc. (I)	3,474	33,072
DexCom, Inc. (I) (L)	21,387	277,176
Edwards Lifesciences Corp. (I)	41,440	4,280,752
Endologix, Inc. (I)	17,233	266,078
EnteroMedics, Inc. (I)	8,632	29,780
Exactech, Inc. (I)	2,865	48,046
Gen-Probe, Inc. (I)	21,387	1,758,011
Getinge AB, Series B	36,207	897,239
Greatbatch, Inc. (I)	7,270	165,102
Haemonetics Corp. (I)	7,779	576,502
Hansen Medical, Inc. (I) (L)	18,013	40,890
HeartWare International, Inc. (I) (L)	4,400	390,720
Hill-Rom Holdings, Inc.	29,111	898,074
Hologic, Inc. (I)	124,127	2,239,251
ICU Medical, Inc. (I)	3,846	205,299
IDEXX Laboratories, Inc. (I) (L)	25,819	2,481,980
Insulet Corp. (I) (L)	14,917	318,776
Integra LifeSciences Holdings Corp. (I)	6,056	225,162
Intuitive Surgical, Inc. (I)	14,305	7,921,966
Invacare Corp.	9,920	153,066
IRIS International, Inc. (I)	5,174	58,466
MAKO Surgical Corp. (I) (L)	11,232	287,652
Masimo Corp. (I) (L)	42,381	948,487
Medtronic, Inc.	375,071	14,526,500
Meridian Bioscience, Inc. (L)	12,834	262,584
Merit Medical Systems, Inc. (I)	13,031	179,958
Natus Medical, Inc. (I)	9,234	107,299
Navidea Biopharmaceuticals, Inc. (I) (L)	30,628	113,936
Neogen Corp. (I) (L)	7,420	342,804
NuVasive, Inc. (I)	13,415	340,204
NxStage Medical, Inc. (I)	15,351	257,283
Olympus Corp. (I)	39,266	636,845
OraSure Technologies, Inc. (I)	15,038	169,027
Orthofix International NV (I)	5,798	239,168
Palomar Medical Technologies, Inc. (I)	6,377	54,205
PhotoMedex, Inc. (I)	4,232	51,419
Quidel Corp. (I) (L)	8,662	135,820
ResMed, Inc. (I) (L)	66,972	2,089,526
Rochester Medical Corp. (I)	3,573	38,445
Rockwell Medical Technologies, Inc. (I)	6,885	64,099
RTI Biologics, Inc. (I)	18,387	69,135
Smith & Nephew PLC	161,644	1,618,108
Solta Medical, Inc. (I)	20,326	59,555

The accompanying notes are an integral part of the financial statements.

86

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
Sonova Holding AG	8,887	$857,559
Spectranetics Corp. (I)	10,826	123,633
St. Jude Medical, Inc.	113,118	4,514,539
Staar Surgical Company (I) (L)	11,559	89,813
STERIS Corp. (L)	44,928	1,409,391
Straumann Holding AG	1,414	207,673
Stryker Corp.	116,732	6,431,933
SurModics, Inc. (I)	4,901	84,787
Symmetry Medical, Inc. (I)	11,650	99,957
Sysmex Corp.	13,086	517,165
Teleflex, Inc.	19,146	1,166,183
Terumo Corp.	30,960	1,271,939
The Cooper Companies, Inc.	22,216	1,771,948
Thoratec Corp. (I)	27,525	924,290
Tornier BV (I)	4,703	105,441
Unilife Corp. (I) (L)	23,389	79,055
Utah Medical Products, Inc.	1,230	41,242
Varian Medical Systems, Inc. (I) (L)	39,998	2,430,678
Vascular Solutions, Inc. (I)	5,413	67,987
Volcano Corp. (I)	16,528	473,527
West Pharmaceutical Services, Inc.	10,466	528,428
William Demant Holdings A/S (I)	4,219	379,165
Wright Medical Group, Inc. (I) (L)	12,172	259,872
Young Innovations, Inc.	1,809	62,392
Zeltiq Aesthetics, Inc. (I)	5,589	31,298
Zimmer Holdings, Inc. (L)	63,486	4,085,959

		117,639,411
Health Care Providers & Services - 1.8%
Acadia Healthcare Company, Inc. (I)	7,123	124,937
Accretive Health, Inc. (I) (L)	17,505	191,855
Aetna, Inc.	125,208	4,854,314
Air Methods Corp. (I) (L)	3,994	392,411
Alfresa Holdings Corp.	7,016	371,872
Almost Family, Inc. (I)	2,578	57,593
Amedisys, Inc. (I)	9,372	116,681
AMERIGROUP Corp. (I) (L)	22,754	1,499,716
AmerisourceBergen Corp.	90,477	3,560,270
AMN Healthcare Services, Inc. (I)	12,974	76,936
Amsurg Corp. (I)	9,722	291,466
Assisted Living Concepts, Inc.	6,110	86,884
Bio-Reference Labs, Inc. (I)	7,612	200,043
BioScrip, Inc. (I)	13,765	102,274
Capital Senior Living Corp. (I)	8,896	94,298
Cardinal Health, Inc.	124,598	5,233,116
Catalyst Health Solutions, Inc. (I)	23,742	2,218,452
Celesio AG	15,385	251,224
Centene Corp. (I)	15,916	480,027
Chemed Corp. (L)	5,907	357,019
Chindex International, Inc. (I) (L)	4,016	39,357
Cigna Corp.	104,228	4,586,032
Community Health Systems, Inc. (I)	42,650	1,195,480
Corvel Corp. (I)	1,921	94,129
Coventry Health Care, Inc.	52,211	1,659,788
Cross Country Healthcare, Inc. (I)	8,826	38,570
DaVita, Inc. (I)	33,768	3,316,355
Emeritus Corp. (I)	9,632	162,107
ExamWorks Group, Inc. (I)	9,106	120,472
Express Scripts Holding Company (I)	290,202	16,201,978
Five Star Quality Care, Inc. (I)	13,947	42,817
Fresenius Medical Care AG &
Company KGaA	37,952	2,686,304
Fresenius SE & Company KGaA	20,570	2,133,010
Gentiva Health Services, Inc. (I) (L)	9,479	65,689
Hanger, Inc. (I)	10,530	269,989
Health Management
Associates, Inc., Class A (I) (L)	120,259	944,033
Health Net, Inc. (I)	39,074	948,326
HealthSouth Corp. (I) (L)	29,547	687,263
Healthways, Inc. (I)	10,619	84,740
Henry Schein, Inc. (I) (L)	42,158	3,308,981
HMS Holdings Corp. (I)	67,002	2,231,837
Humana, Inc.	58,582	4,536,590
Integramed America, Inc. (I)	2,918	40,414
IPC The Hospitalist Company, Inc. (I)	5,123	232,174
Kindred Healthcare, Inc. (I)	16,393	161,143
Laboratory Corp. of America Holdings (I) (L)	35,032	3,244,314
Landauer, Inc.	2,934	168,206
LHC Group, Inc. (I)	4,964	84,189
LifePoint Hospitals, Inc. (I)	22,877	937,499
Lincare Holdings, Inc. (L)	40,510	1,378,150
Magellan Health Services, Inc. (I)	8,402	380,863
McKesson Corp.	84,834	7,953,188
Mediceo Holdings Company, Ltd.	26,547	375,623
MEDNAX, Inc. (I)	23,081	1,581,972
Metropolitan Health Networks, Inc. (I)	13,821	132,267
Miraca Holdings, Inc.	10,017	416,511
MModal, Inc. (I)	12,271	159,278
Molina Healthcare, Inc. (I)	9,243	216,841
MWI Veterinary Supply, Inc. (I) (L)	3,992	410,258
National Healthcare Corp.	3,209	145,143
National Research Corp.	601	31,462
Omnicare, Inc. (L)	53,001	1,655,221
Owens & Minor, Inc. (L)	49,361	1,511,927
Patterson Companies, Inc.	31,553	1,087,632
PDI, Inc. (I)	3,552	29,268
PharMerica Corp. (I)	9,067	99,012
PSS World Medical, Inc. (I) (L)	15,598	327,402
Quest Diagnostics, Inc.	57,067	3,418,313
Ramsay Health Care, Ltd.	23,759	551,878
Select Medical Holdings Corp. (I) (L)	10,805	109,239
Skilled Healthcare Group, Inc. (I)	6,104	38,333
Sonic Healthcare, Ltd.	67,025	874,074
Sun Healthcare Group, Inc. (I)	7,838	65,604
Sunrise Senior Living, Inc. (I) (L)	18,135	132,204
Suzuken Company, Ltd.	12,726	429,221
Team Health Holdings, Inc. (I)	8,853	213,269
Tenet Healthcare Corp. (I)	147,772	774,325
The Ensign Group, Inc.	5,356	151,414
The Providence Service Corp. (I)	4,368	59,885
Triple-S Management Corp., Class B (I)	5,924	108,291
UnitedHealth Group, Inc.	373,770	21,865,545
Universal American Corp. (I)	11,727	123,485
Universal Health Services, Inc., Class B	45,422	1,960,414
US Physical Therapy, Inc.	3,730	94,854
Vanguard Health Systems, Inc. (I)	10,012	89,007
VCA Antech, Inc. (I) (L)	41,050	902,279
WellCare Health Plans, Inc. (I)	33,549	1,778,097
WellPoint, Inc.	119,192	7,603,258

		130,018,181
Health Care Technology - 0.1%
Allscripts Healthcare Solutions, Inc. (I)	89,560	978,891
athenahealth, Inc. (I) (L)	11,123	880,608
Cerner Corp. (I) (L)	52,595	4,347,503
Computer Programs & Systems, Inc.	3,385	193,690
ePocrates, Inc. (I)	5,998	48,104
Greenway Medical Technologies	2,618	42,700
HealthStream, Inc. (I) (L)	6,121	159,146
MedAssets, Inc. (I)	18,211	244,938

The accompanying notes are an integral part of the financial statements.

87

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Health Care Technology (continued)
Medidata Solutions, Inc. (I)	6,891	$225,129
Merge Healthcare, Inc. (I)	18,913	54,091
Omnicell, Inc. (I) (L)	10,393	152,154
Quality Systems, Inc.	12,226	336,337
Vocera Communications, Inc.	2,115	56,661

		7,719,952
Life Sciences Tools & Services - 0.4%
Affymetrix, Inc. (I)	21,953	102,960
Agilent Technologies, Inc.	125,297	4,916,654
Bio-Rad Laboratories, Inc., Class A (I)	9,275	927,593
Cambrex Corp. (I)	9,752	91,766
Charles River
Laboratories International, Inc. (I)	22,986	753,021
Covance, Inc. (I)	26,016	1,244,866
eResearch Technology, Inc. (I)	15,478	123,669
Fluidigm Corp. (I)	6,571	98,828
Furiex Pharmaceuticals, Inc. (I)	2,425	50,804
Harvard Bioscience, Inc. (I)	8,473	31,943
Life Technologies Corp. (I)	64,252	2,890,697
Lonza Group AG	9,093	378,645
Luminex Corp. (I) (L)	12,984	317,978
Medtox Scientific, Inc. (I)	2,415	65,108
Mettler-Toledo International, Inc. (I) (L)	14,753	2,299,255
PAREXEL International Corp. (I)	18,585	524,655
PerkinElmer, Inc.	40,894	1,055,065
QIAGEN NV (I)	42,358	707,310
Sequenom, Inc. (I) (L)	35,684	144,877
Techne Corp.	17,276	1,281,879
Thermo Fisher Scientific, Inc.	132,725	6,889,755
Waters Corp. (I)	32,097	2,550,749

		27,448,077
Pharmaceuticals - 6.0%
Abbott Laboratories	566,743	36,537,921
Akorn, Inc. (I) (L)	17,863	281,700
Allergan, Inc.	110,811	10,257,774
Ampio Pharmaceuticals, Inc. (I) (L)	7,009	35,606
Astellas Pharma, Inc.	80,430	3,513,177
AstraZeneca PLC	235,736	10,537,153
Auxilium Pharmaceuticals, Inc. (I) (L)	15,138	407,061
AVANIR Pharmaceuticals, Class A (I) (L)	42,391	166,173
Bayer AG	149,615	10,788,531
BioDelivery Sciences International, Inc. (I)	7,297	32,692
Bristol-Myers Squibb Company	608,465	21,874,317
Cadence Pharmaceuticals, Inc. (I) (L)	19,491	69,583
Chugai Pharmaceutical Company, Ltd. (L)	40,530	767,319
Clovis Oncology, Inc. (I) (L)	4,293	93,072
Corcept Therapeutics, Inc. (I)	14,073	63,188
Daiichi Sankyo Company, Ltd.	121,865	2,051,846
Dainippon Sumitomo Pharma Company, Ltd.	28,794	293,692
Depomed, Inc. (I) (L)	17,887	101,777
Eisai Company, Ltd.	45,585	2,001,360
Elan Corp. PLC (I)	86,685	1,263,642
Elan Corp. PLC (European
Composite Exchange) (I)	3,896	56,699
Eli Lilly & Company	368,068	15,793,798
Endo Pharmaceuticals Holdings, Inc. (I)	54,977	1,703,187
Endocyte, Inc. (I)	9,462	77,778
Forest Laboratories, Inc.	4,082	3,878
Forest Laboratories, Inc. (I)	95,708	3,348,823
GlaxoSmithKline PLC	913,312	20,710,124
Hi-Tech Pharmacal Company, Inc. (I)	3,422	110,873
Hisamitsu Pharmaceutical Company, Inc.	11,190	551,141
Hospira, Inc. (I) (L)	59,375	2,076,938
Impax Laboratories, Inc. (I)	20,896	423,562
Indevus Pharmaceuticals, Inc.	20,441	0
Jazz Pharmaceuticals PLC (I)	12,916	581,349
Johnson & Johnson (L)	989,444	66,846,837
Kyowa Hakko Kogyo Company, Ltd.	46,939	482,263
MAP Pharmaceuticals, Inc. (I) (L)	7,896	118,282
Medicis Pharmaceutical Corp., Class A (L)	45,764	1,562,841
Merck & Company, Inc.	1,095,969	45,756,706
Merck KGaA	11,688	1,166,367
Mitsubishi Tanabe Pharma Corp.	40,619	583,650
Mylan, Inc. (I)	153,881	3,288,437
Nektar Therapeutics (I) (L)	35,944	290,068
Novartis AG	422,239	23,552,469
Novo Nordisk A/S	76,939	11,130,847
Obagi Medical Products, Inc. (I)	6,177	94,323
Omeros Corp. (I)	7,154	71,540
Ono Pharmaceutical Company, Ltd.	14,892	936,693
Optimer Pharmaceuticals, Inc. (I) (L)	14,623	226,949
Orion OYJ, Series B	17,379	329,685
Otsuka Holdings Company, Ltd.	45,404	1,391,195
Pacira Pharmaceuticals, Inc. (I)	5,957	95,550
Pain Therapeutics, Inc. (I)	12,577	58,986
Par Pharmaceutical Companies, Inc. (I)	11,465	414,345
Perrigo Company (L)	33,627	3,965,632
Pfizer, Inc.	2,698,202	62,058,646
Pozen, Inc. (I)	8,380	52,291
Questcor Pharmaceuticals, Inc. (I) (L)	16,717	890,013
Repros Therapeutics, Inc. (I)	4,882	44,329
Roche Holdings AG	127,108	21,942,327
Sagent Pharmaceuticals, Inc. (I)	2,949	53,318
Sanofi	206,126	15,630,751
Santarus, Inc. (I)	17,159	121,657
Santen Pharmaceutical Company, Ltd.	13,357	547,802
SciClone Pharmaceuticals, Inc. (I) (L)	17,826	124,960
Shionogi & Company, Ltd.	53,979	734,039
Shire PLC	101,765	2,924,799
Taisho Pharmaceutical
Holdings Company, Ltd.	6,497	549,246
Takeda Pharmaceutical Company, Ltd.	142,898	6,484,620
Teva Pharmaceutical Industries, Ltd.	170,314	6,713,096
The Medicines Company (I)	17,253	395,784
Tsumura & Company, Ltd.	10,919	288,934
UCB SA	18,245	920,672
Ventrus Biosciences, Inc. (I)	4,118	17,584
ViroPharma, Inc. (I) (L)	21,591	511,707
Vivus, Inc. (I) (L)	31,011	885,054
Watson Pharmaceuticals, Inc. (I)	45,833	3,391,184
XenoPort, Inc. (I)	11,583	69,961
Zogenix, Inc. (I)	12,310	30,529

		434,322,702

		811,593,076
Industrials - 11.3%
Aerospace & Defense - 1.9%
AAR Corp.	12,605	169,915
Aerovironment, Inc. (I) (L)	5,428	142,811
Alliant Techsystems, Inc.	15,543	786,010
American Science & Engineering, Inc.	2,751	155,294
API Technologies Corp. (I)	10,888	40,068
Astronics Corp. (I)	3,400	96,016
BAE Systems PLC	586,565	2,654,430
BE Aerospace, Inc. (I)	48,746	2,128,250
Ceradyne, Inc.	7,547	193,581
Cobham PLC	195,161	710,786

The accompanying notes are an integral part of the financial statements.

88

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Aerospace & Defense (continued)
Cubic Corp.	4,960	$238,477
Curtiss-Wright Corp.	14,586	452,895
DigitalGlobe, Inc. (I)	11,313	171,505
Elbit Systems, Ltd.	4,259	147,380
Esterline Technologies Corp. (I)	23,973	1,494,717
European Aeronautic Defence &
Space Company NV	74,193	2,631,077
Exelis, Inc.	87,534	863,085
Finmeccanica SpA (I) (L)	73,223	296,111
GenCorp, Inc. (I) (L)	19,031	123,892
General Dynamics Corp.	129,951	8,571,568
GeoEye, Inc. (I) (L)	4,767	73,793
Goodrich Corp.	45,340	5,753,646
HEICO Corp. (L)	16,388	647,654
Hexcel Corp. (I)	30,922	797,478
Honeywell International, Inc.	280,785	15,679,034
Huntington Ingalls Industries, Inc. (I)	23,203	933,689
Kratos Defense &
Security Solutions, Inc. (I) (L)	12,822	74,880
L-3 Communications Holdings, Inc.	35,058	2,594,643
LMI Aerospace, Inc. (I)	3,128	54,365
Lockheed Martin Corp.	96,085	8,367,082
Meggitt PLC	140,813	853,935
Moog, Inc., Class A (I)	13,820	571,457
National Presto Industries, Inc. (L)	1,510	105,353
Northrop Grumman Corp.	90,341	5,762,852
Orbital Sciences Corp., Class A (I)	18,468	238,607
Precision Castparts Corp.	52,319	8,605,952
Raytheon Company	120,136	6,798,496
Rockwell Collins, Inc. (L)	52,325	2,582,239
Rolls-Royce Holdings PLC	338,739	4,569,897
Safran SA	30,178	1,120,145
Singapore Technologies Engineering, Ltd.	276,233	681,675
Taser International, Inc. (I)	17,656	92,517
Teledyne Technologies, Inc. (I)	11,421	704,105
Textron, Inc. (L)	100,791	2,506,672
Thales SA	18,298	605,502
The Boeing Company	269,901	20,053,644
The KEYW Holding Corp. (I) (L)	6,195	62,198
Triumph Group, Inc. (L)	23,375	1,315,311
United Technologies Corp.	328,641	24,822,255

		139,096,944
Air Freight & Logistics - 0.7%
Air Transport Services Group, Inc. (I)	16,823	87,480
Atlas Air Worldwide Holdings, Inc. (I)	8,198	356,695
C.H. Robinson Worldwide, Inc.	58,874	3,445,895
Deutsche Post AG	153,119	2,711,908
Echo Global Logistics, Inc. (I)	4,676	89,125
Expeditors International of Washington, Inc.	76,440	2,962,050
FedEx Corp.	113,849	10,429,707
Forward Air Corp.	9,065	292,528
Hub Group, Inc., Class A (I)	11,510	416,662
Pacer International, Inc. (I)	11,086	60,086
Park-Ohio Holdings Corp. (I)	2,847	54,178
TNT Express NV	63,883	747,296
Toll Holdings, Ltd.	123,276	506,202
United Parcel Service, Inc., Class B	345,561	27,216,384
UTi Worldwide, Inc.	48,589	709,885
XPO Logistics, Inc. (I)	5,570	93,576
Yamato Transport Company, Ltd.	71,945	1,158,358

		51,338,015
Airlines - 0.1%
Alaska Air Group, Inc. (I) (L)	55,231	1,982,793
All Nippon Airways Company, Ltd.	150,752	427,527
Allegiant Travel Company (I) (L)	4,637	323,106
Cathay Pacific Airways, Ltd.	213,240	345,478
Deutsche Lufthansa AG	41,423	479,480
Hawaiian Holdings, Inc. (I)	16,372	106,582
International Consolidated
Airlines Group SA (I)	167,868	421,866
JetBlue Airways Corp. (I) (L)	179,496	951,329
Qantas Airways, Ltd. (I)	200,798	222,560
Republic Airways Holdings, Inc. (I) (L)	15,569	86,408
Ryanair Holdings PLC, ADR (I) (L)	9,766	296,886
Singapore Airlines, Ltd.	90,269	742,075
Singapore Airlines, Ltd. (Board Lot 200)	7,218	59,566
SkyWest, Inc.	15,913	103,912
Southwest Airlines Company	278,586	2,568,563
Spirit Airlines, Inc. (I)	12,928	251,579
US Airways Group, Inc. (I) (L)	50,376	671,512

		10,041,222
Building Products - 0.2%
AAON, Inc. (L)	5,845	110,178
Ameresco, Inc., Class A (I)	6,402	76,376
American Woodmark Corp. (I)	3,183	54,429
AO Smith Corp.	12,044	588,831
Apogee Enterprises, Inc.	8,859	142,364
Asahi Glass Company, Ltd. (L)	182,348	1,227,365
Assa Abloy AB, Series B	56,838	1,589,359
Builders FirstSource, Inc. (I) (L)	14,255	67,569
Cie de Saint-Gobain	72,670	2,689,113
Daikin Industries, Ltd.	42,425	1,191,208
Fortune Brands Home & Security, Inc. (I)	74,889	1,667,778
Geberit AG	7,080	1,396,556
Gibraltar Industries, Inc. (I)	9,580	99,440
Griffon Corp. (L)	13,995	120,077
Insteel Industries, Inc.	5,916	65,963
Lennox International, Inc. (L)	23,910	1,114,923
LIXIL Group Corp.	48,112	1,017,831
Masco Corp.	128,778	1,786,151
NCI Building Systems, Inc. (I)	5,856	63,420
Nippon Sheet Glass Company, Ltd.	163,391	180,530
Nortek, Inc. (I)	2,431	121,647
Quanex Building Products Corp.	11,361	203,135
Simpson Manufacturing Company, Inc.	12,413	366,308
TOTO, Ltd.	54,161	404,467
Trex Company, Inc. (I) (L)	4,343	130,681
Universal Forest Products, Inc.	6,112	238,246
USG Corp. (I) (L)	23,042	438,950

		17,152,895
Commercial Services & Supplies - 0.6%
A.T. Cross Company, Class A (I)	3,095	30,548
ABM Industries, Inc. (L)	16,642	325,518
ACCO Brands Corp. (I) (L)	35,116	363,099
Acorn Energy, Inc.	5,771	48,015
Aggreko PLC	48,244	1,569,338
American Reprographics Company (I)	11,916	59,937
Asset Acceptance Capital Corp. (I)	5,634	38,311
Asta Funding, Inc.	3,942	36,937
Avery Dennison Corp. (L)	38,352	1,048,544
Babcock International Group PLC	64,970	869,358
Brambles, Ltd.	267,810	1,698,631
Casella Waste Systems, Inc., Class A (I)	8,700	50,895
Cenveo, Inc. (I) (L)	17,266	33,323
Cintas Corp. (L)	39,744	1,534,516
Clean Harbors, Inc. (I)	22,252	1,255,458

The accompanying notes are an integral part of the financial statements.

89

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Commercial Services & Supplies (continued)
Consolidated Graphics, Inc. (I)	2,551	$74,107
Copart, Inc. (I)	48,806	1,156,214
Corrections Corp. of America	46,900	1,381,205
Courier Corp.	3,617	47,925
Dai Nippon Printing Company, Ltd.	101,103	791,608
Deluxe Corp. (L)	39,771	991,889
Edenred	28,603	811,630
Encore Capital Group, Inc. (I)	6,871	203,519
EnergySolutions, Inc. (I)	24,035	40,619
EnerNOC, Inc. (I)	7,813	56,566
Ennis, Inc.	8,136	125,132
G&K Services, Inc., Class A	5,843	182,243
G4S PLC	255,211	1,116,101
Healthcare Services Group, Inc.	20,819	403,472
Heritage-Crystal Clean, Inc. (I)	2,497	40,826
Herman Miller, Inc.	45,417	841,123
HNI Corp.	35,447	912,760
InnerWorkings, Inc. (I) (L)	10,038	135,814
Interface, Inc.	18,199	248,052
Intersections, Inc.	3,122	49,484
Iron Mountain, Inc. (L)	61,662	2,032,380
Kimball International, Inc., Class B	10,411	80,165
Knoll, Inc.	14,841	199,166
McGrath RentCorp	7,671	203,282
Metalico, Inc. (I) (L)	12,751	28,052
Mine Safety Appliances Company (L)	23,086	928,981
Mobile Mini, Inc. (I) (L)	11,920	171,648
Multi-Color Corp.	4,368	97,144
NL Industries, Inc.	2,111	26,324
Pitney Bowes, Inc. (L)	72,004	1,077,900
Portfolio Recovery Associates, Inc. (I) (L)	5,335	486,872
Quad/Graphics, Inc. (L)	7,876	113,257
R.R. Donnelley & Sons Company (L)	64,332	757,188
Republic Services, Inc.	113,379	3,000,008
Rollins, Inc.	30,301	677,833
Schawk, Inc., Class A	3,926	49,860
Secom Company, Ltd.	38,001	1,744,360
Securitas AB, Series B	56,646	440,672
Serco Group PLC	89,897	755,874
Societe BIC SA	5,202	537,423
Standard Parking Corp. (I)	4,987	107,320
Steelcase, Inc., Class A (L)	23,496	212,169
Stericycle, Inc. (I) (L)	30,549	2,800,427
Swisher Hygiene, Inc. (I) (L)	34,886	88,262
Sykes Enterprises, Inc. (I) (L)	12,026	191,935
Team, Inc. (I)	6,206	193,503
Tetra Tech, Inc. (I)	19,579	510,620
The Brink’s Company	36,804	853,117
The Geo Group, Inc. (I)	19,044	432,680
TMS International Corp. (I)	4,093	40,807
Toppan Printing Company, Ltd.	101,103	675,885
TRC Companies, Inc. (I)	5,133	31,209
UniFirst Corp.	4,492	286,365
United Stationers, Inc. (L)	12,537	337,872
US Ecology, Inc.	5,786	102,644
Viad Corp.	6,334	126,680
Waste Connections, Inc. (L)	57,868	1,731,411
Waste Management, Inc. (L)	166,294	5,554,220

		46,258,232
Construction & Engineering - 0.4%
ACS Actividades de Construccion
y Servicios SA (L)	25,614	549,101
AECOM Technology Corp. (I)	52,916	870,468
Aegion Corp. (I)	12,287	219,814
Argan, Inc.	3,342	46,721
Balfour Beatty PLC	124,375	582,594
Bouygues SA	34,176	920,978
Chiyoda Corp.	27,982	342,805
Comfort Systems USA, Inc.	11,810	118,336
Dycom Industries, Inc. (I)	10,433	194,158
Eiffage SA	7,322	237,414
EMCOR Group, Inc.	20,684	575,429
Ferrovial SA	66,340	747,991
Fluor Corp.	60,912	3,005,398
Fomento de Construcciones y Contratas SA	9,208	117,719
Furmanite Corp. (I)	12,440	60,458
Granite Construction, Inc. (L)	28,291	738,678
Great Lakes Dredge & Dock Corp. (L)	18,711	133,222
Hochtief AG (I)	7,659	370,918
Jacobs Engineering Group, Inc. (I)	46,311	1,753,334
JGC Corp.	37,911	1,097,268
Kajima Corp.	152,559	447,621
KBR, Inc.	69,625	1,720,434
Kinden Corp.	23,835	156,487
Koninklijke Boskalis Westinster NV	12,787	421,983
Layne Christensen Company (I)	6,206	128,402
Leighton Holdings, Ltd.	27,394	461,776
MasTec, Inc. (I)	18,085	271,998
Michael Baker Corp. (I)	2,793	72,869
MYR Group, Inc. (I)	6,469	110,361
Northwest Pipe Company (I)	3,059	74,211
Obayashi Corp.	117,353	514,221
Orion Marine Group, Inc. (I)	9,071	63,134
Pike Electric Corp. (I)	5,734	44,266
Primoris Services Corp.	9,372	112,464
Quanta Services, Inc. (I)	76,170	1,833,412
Shimizu Corp.	107,420	372,844
Skanska AB, Series B	72,361	1,109,789
Sterling Construction Company, Inc. (I)	5,279	53,951
Taisei Corp.	185,959	498,168
The Shaw Group, Inc. (I)	30,927	844,616
Tutor Perini Corp. (I)	11,127	140,979
URS Corp.	35,530	1,239,286
Vinci SA	81,778	3,827,482

		27,203,558
Electrical Equipment - 0.8%
A123 Systems, Inc. (I) (L)	33,807	42,597
ABB, Ltd.	396,610	6,472,763
Acuity Brands, Inc.	32,978	1,678,910
Alstom SA (L)	37,311	1,185,121
American Superconductor Corp. (I) (L)	12,522	58,853
AMETEK, Inc.	75,405	3,763,464
AZZ, Inc. (L)	3,958	242,467
Bekaert SA (L)	7,051	175,025
Belden, Inc.	14,122	470,969
Brady Corp., Class A (L)	15,149	416,749
Capstone Turbine Corp. (I) (L)	94,513	95,458
Cooper Industries PLC	57,131	3,895,192
Emerson Electric Company	264,719	12,330,611
Encore Wire Corp.	5,920	158,538
EnerSys, Inc. (I)	14,870	521,491
Franklin Electric Company, Inc.	7,304	373,454
Fuelcell Energy, Inc. (I) (L)	46,995	47,465
Fuji Electric Company, Ltd.	101,103	246,936
Furukawa Electric Company, Ltd.	115,218	272,993
Generac Holdings, Inc.	7,621	183,361
General Cable Corp. (I) (L)	23,350	605,699
Global Power Equipment Group, Inc.	5,386	117,630

The accompanying notes are an integral part of the financial statements.

90

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Electrical Equipment (continued)
GS Yuasa Corp.	63,188	$288,819
Hubbell, Inc., Class B	27,784	2,165,485
II-VI, Inc. (I) (L)	16,293	271,604
Legrand SA, ADR	40,607	1,381,041
LSI Industries, Inc.	6,830	48,630
Mabuchi Motor Company, Ltd.	4,329	172,512
Mitsubishi Electric Corp.	349,355	2,911,715
Nidec Corp.	19,676	1,492,120
Powell Industries, Inc. (I)	2,826	105,579
Preformed Line Products Company	766	44,359
Prysmian SpA	36,849	551,161
Regal-Beloit Corp.	19,533	1,216,125
Rockwell Automation, Inc. (L)	51,322	3,390,331
Roper Industries, Inc.	35,351	3,484,902
Schneider Electric SA (L)	88,566	4,934,782
Sumitomo Electric Industries, Ltd.	136,490	1,696,966
Thermon Group Holdings, Inc. (I)	4,711	97,565
Ushio, Inc.	18,953	234,334
Vestas Wind Systems A/S (I) (L)	36,853	203,798
Vicor Corp.	6,173	42,841

		58,090,415
Industrial Conglomerates - 2.1%
3M Company	249,844	22,386,022
Carlisle Companies, Inc.	29,145	1,545,268
Danaher Corp.	207,167	10,789,257
Delek Group, Ltd.	820	121,104
Fraser and Neave, Ltd.	166,099	925,653
General Electric Company	3,817,789	79,562,723
Hopewell Holdings, Ltd.	102,909	293,059
Hutchison Whampoa, Ltd.	385,464	3,333,835
Keppel Corp., Ltd.	258,177	2,115,527
Koninklijke Philips Electronics NV	182,549	3,609,650
NWS Holdings, Ltd.	245,541	356,896
Orkla ASA	139,621	1,013,433
Raven Industries, Inc.	5,632	391,931
Seaboard Corp. (I)	94	200,500
SembCorp Industries, Ltd.	177,834	727,041
Siemens AG	148,861	12,512,911
Smiths Group PLC	71,021	1,130,439
Standex International Corp.	3,938	167,641
Tyco International, Ltd.	166,974	8,824,576

		150,007,466
Machinery - 2.4%
Accuride Corp. (I)	14,931	89,586
Actuant Corp., Class A (L)	21,167	574,896
AGCO Corp. (I)	45,609	2,085,700
Alamo Group, Inc.	2,204	69,139
Albany International Corp., Class A (L)	8,594	160,794
Alfa Laval AB	60,714	1,043,277
Altra Holdings, Inc.	8,461	133,515
Amada Company, Ltd.	64,993	385,498
American Railcar Industries, Inc. (I)	3,048	82,601
Ampco-Pittsburgh Corp.	2,708	49,638
Astec Industries, Inc. (I)	6,192	189,971
Atlas Copco AB, Series A	121,496	2,623,262
Atlas Copco AB, Series B	70,592	1,349,705
Barnes Group, Inc. (L)	16,857	409,457
Blount International, Inc. (I)	15,265	223,632
Briggs & Stratton Corp. (L)	15,086	263,854
Cascade Corp.	2,855	134,328
Caterpillar, Inc.	235,104	19,962,681
Chart Industries, Inc. (I) (L)	9,294	639,055
CIRCOR International, Inc. (L)	5,401	184,120
CLARCOR, Inc. (L)	39,102	1,883,152
Columbus McKinnon Corp. (I)	6,155	92,879
Commercial Vehicle Group, Inc. (I)	7,857	67,727
Cosco Corp. Singapore, Ltd.	182,348	143,118
Crane Company	23,176	843,143
Cummins, Inc.	69,175	6,703,749
Deere & Company	143,422	11,598,537
Donaldson Company, Inc. (L)	69,861	2,331,262
Douglas Dynamics, Inc.	7,038	100,292
Dover Corp.	66,196	3,548,768
Dynamic Materials Corp.	4,407	76,373
Eaton Corp. (L)	121,783	4,826,260
Energy Recovery, Inc. (I) (L)	14,295	34,308
EnPro Industries, Inc. (I) (L)	6,415	239,729
ESCO Technologies, Inc.	8,283	301,833
FANUC Corp.	34,661	5,694,707
Federal Signal Corp. (I)	19,455	113,617
Fiat Industrial SpA	138,337	1,363,229
Flow International Corp. (I)	16,166	50,923
Flowserve Corp.	19,640	2,253,690
FreightCar America, Inc.	3,812	87,562
Gardner Denver, Inc.	23,494	1,243,068
GEA Group AG	31,592	838,843
Graco, Inc.	28,358	1,306,737
Graham Corp.	3,316	61,744
Greenbrier Companies, Inc. (I)	7,125	125,258
Hardinge, Inc.	3,882	35,326
Harsco Corp.	37,793	770,221
Hino Motors, Ltd.	46,939	339,210
Hitachi Construction
Machinery Company, Ltd. (L)	19,496	367,029
Hurco Companies, Inc. (I)	2,236	45,816
IDEX Corp.	39,416	1,536,436
IHI Corp.	239,220	510,549
Illinois Tool Works, Inc. (L)	172,078	9,101,205
Ingersoll-Rand PLC	108,264	4,566,576
Invensys PLC	146,958	512,976
ITT Corp. (L)	43,304	762,150
John Bean Technologies Corp.	8,994	122,049
Joy Global, Inc.	38,138	2,163,569
JTEKT Corp.	40,258	415,824
Kadant, Inc. (I)	3,700	86,765
Kawasaki Heavy Industries, Ltd.	257,275	703,912
Kaydon Corp.	9,921	212,210
Kennametal, Inc.	37,553	1,244,882
Komatsu, Ltd.	171,696	4,115,204
Kone OYJ	28,167	1,705,662
Kubota Corp.	209,431	1,932,786
Kurita Water Industries, Ltd.	20,399	471,660
LB Foster Company	2,922	83,598
Lincoln Electric Holdings, Inc.	39,265	1,719,414
Lindsay Corp.	3,925	254,733
Lydall, Inc. (I)	5,479	74,076
Makita Corp.	20,308	714,000
MAN SE	11,475	1,172,765
Meritor, Inc. (I)	30,239	157,848
Met-Pro Corp.	5,053	46,538
Metso OYJ	23,118	800,401
Middleby Corp. (I) (L)	5,820	579,730
Miller Industries, Inc.	3,850	61,331
Mitsubishi Heavy Industries, Ltd.	549,762	2,232,321
Mueller Industries, Inc. (L)	8,358	355,967
Mueller Water Products, Inc.	48,841	168,990
Nabtesco Corp.	17,240	383,311
NACCO Industries, Inc., Class A	1,705	198,206

The accompanying notes are an integral part of the financial statements.

91

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Machinery (continued)
NGK Insulators, Ltd.	46,037	$508,119
NN, Inc. (I)	5,565	56,819
Nordson Corp. (L)	26,551	1,361,801
NSK, Ltd.	79,694	514,497
NTN Corp.	86,659	272,138
Oshkosh Corp. (I)	42,997	900,787
PACCAR, Inc. (L)	128,631	5,041,049
Pall Corp. (L)	41,596	2,279,877
Parker Hannifin Corp.	54,389	4,181,426
Pentair, Inc.	46,467	1,778,757
PMFG, Inc. (I)	6,501	50,773
Proto Labs, Inc. (I) (L)	1,533	44,089
RBC Bearings, Inc. (I)	6,943	328,404
Rexnord Corp.	8,991	180,180
Robbins & Myers, Inc.	11,932	498,996
Sandvik AB	181,715	2,339,444
Sauer-Danfoss, Inc.	3,640	127,145
Scania AB, Series B	57,892	994,059
Schindler Holding AG	8,794	983,432
Schindler Holding AG - REG	3,890	438,641
SembCorp Marine, Ltd.	150,752	575,607
SKF AB, B Shares	70,881	1,402,299
SMC Corp.	9,747	1,686,962
Snap-On, Inc.	21,044	1,309,989
SPX Corp.	23,764	1,552,264
Stanley Black & Decker, Inc.	61,795	3,977,126
Sulzer AG	4,335	513,923
Sumitomo Heavy Industries, Ltd.	100,191	449,862
Sun Hydraulics, Inc.	6,445	156,549
Tennant Company	5,853	233,827
Terex Corp. (I)	51,795	923,505
The Eastern Company	2,111	34,093
The Gorman-Rupp Company (L)	4,735	141,103
The Japan Steel Works, Ltd.	56,869	313,863
The Weir Group PLC	38,235	922,182
THK Company, Ltd.	21,752	412,033
Timken Company	39,384	1,803,393
Titan International, Inc. (L)	13,079	320,828
TriMas Corp. (I)	10,045	201,905
Trinity Industries, Inc.	37,656	940,647
Twin Disc, Inc. (L)	2,774	51,291
Vallourec SA	20,464	839,900
Valmont Industries, Inc.	10,587	1,280,709
Volvo AB, Series B	251,782	2,884,331
Wabash National Corp. (I) (L)	21,355	141,370
Wabtec Corp.	22,598	1,762,870
Wartsila OYJ	30,329	996,977
Watts Water Technologies, Inc., Class A	9,162	305,461
Woodward, Inc. (L)	49,700	1,960,168
Xylem, Inc.	66,580	1,675,819
Yangzijiang Shipbuilding Holdings, Ltd. (L)	347,548	278,848
Zardoya Otis SA (L)	26,555	295,497

		170,536,097
Marine - 0.1%
A P Moller Maersk A/S	95	593,682
A P Moller Maersk A/S, Series A	236	1,553,086
Genco Shipping & Trading, Ltd. (I)	10,057	30,674
International Shipholding Corp.	1,835	34,608
Kawasaki Kisen Kaisha, Ltd. (I) (L)	131,795	260,876
Kirby Corp. (I)	26,213	1,234,108
Kuehne & Nagel International AG	9,768	1,033,894
Mitsui O.S.K. Lines, Ltd.	207,625	747,885
Neptune Orient Lines, Ltd. (I)	163,391	144,225
Nippon Yusen Kabushiki Kaisha (L)	277,135	736,010
Orient Overseas International, Ltd.	39,717	194,884
Rand Logistics, Inc. (I)	5,954	50,609

		6,614,541
Professional Services - 0.3%
Acacia Research Corp. (I) (L)	15,431	574,650
Adecco SA	23,967	1,066,572
Barrett Business Services, Inc.	2,365	49,996
Bureau Veritas SA	9,881	878,328
Campbell Brothers, Ltd.	12,211	684,094
Capita PLC	110,979	1,141,164
CBIZ, Inc. (I) (L)	11,849	70,383
CDI Corp.	4,346	71,274
CRA International, Inc. (I)	3,428	50,357
Dun & Bradstreet Corp.	17,196	1,223,839
Equifax, Inc.	43,193	2,012,794
Experian PLC	181,803	2,568,182
Exponent, Inc. (I)	4,159	219,720
Franklin Covey Company (I)	4,719	48,323
FTI Consulting, Inc. (I) (L)	32,651	938,716
GP Strategies Corp. (I)	4,734	87,437
Heidrick & Struggles International, Inc.	5,664	99,120
Hudson Global, Inc. (I) (L)	10,383	43,297
Huron Consulting Group, Inc. (I)	7,155	226,456
ICF International, Inc. (I)	6,204	147,903
Insperity, Inc.	6,969	188,511
Intertek Group PLC	28,975	1,217,748
Kelly Services, Inc., Class A (L)	8,307	107,243
Kforce, Inc. (I)	8,898	119,767
Korn/Ferry International (I)	37,293	535,155
Manpower, Inc.	37,621	1,378,810
Mistras Group, Inc. (I)	4,890	128,509
Navigant Consulting Company (I) (L)	16,027	202,581
Odyssey Marine Exploration, Inc. (I) (L)	23,579	88,185
On Assignment, Inc. (I)	13,353	213,114
Pendrell Corp. (I)	47,330	53,010
Randstad Holdings NV	21,646	639,247
Resources Connection, Inc.	13,058	160,613
Robert Half International, Inc. (L)	51,229	1,463,613
RPX Corp. (I)	6,595	94,638
SGS SA	986	1,847,558
The Advisory Board Company (I)	5,342	264,910
The Corporate Executive Board Company	26,102	1,067,050
The Dolan Company (I)	9,913	66,714
Towers Watson & Company, Class A	23,909	1,432,149
TrueBlue, Inc. (I)	12,517	193,763
VSE Corp.	1,444	34,353
WageWorks, Inc. (I)	2,125	32,003

		23,731,849
Road & Rail - 1.0%
Amerco, Inc.	2,692	242,199
Arkansas Best Corp.	8,009	100,913
Asciano, Ltd.	176,471	793,702
Avis Budget Group, Inc. (I)	32,988	501,418
Celadon Group, Inc.	6,418	105,127
Central Japan Railway Company, Ltd.	269	2,125,911
ComfortDelGro Corp., Ltd.	340,328	417,024
Con-way, Inc.	26,184	945,504
CSX Corp.	374,434	8,372,344
Dollar Thrifty Automotive Group, Inc. (I)	8,700	704,352
DSV A/S, ADR	34,376	682,096
East Japan Railway Company	61,472	3,859,463
Genesee & Wyoming, Inc., Class A (I)	12,501	660,553
Heartland Express, Inc. (L)	14,865	212,718

The accompanying notes are an integral part of the financial statements.

92

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Road & Rail (continued)
J.B. Hunt Transport Services, Inc. (L)	42,295	$2,520,782
Kansas City Southern	51,600	3,589,296
Keikyu Corp.	84,854	772,084
Keio Corp.	104,712	759,156
Keisei Electric Railway Company, Ltd.	49,646	419,219
Kintetsu Corp. (L)	294,288	1,173,493
Knight Transportation, Inc. (L)	17,779	284,286
Landstar System, Inc.	22,026	1,139,185
Marten Transport, Ltd.	5,003	106,364
MTR Corp., Ltd.	261,548	895,073
Nippon Express Company, Ltd.	153,461	633,500
Norfolk Southern Corp.	117,372	8,423,788
Odakyu Electric Railway Company, Ltd.	113,741	1,131,634
Old Dominion Freight Line, Inc. (I) (L)	14,716	637,056
QR National, Ltd.	309,055	1,083,656
Quality Distribution, Inc. (I)	6,899	76,510
RailAmerica, Inc. (I)	5,881	142,320
Roadrunner Transportation Systems, Inc. (I)	4,119	69,570
Ryder Systems, Inc.	18,439	663,988
Saia, Inc. (I)	5,051	110,566
Swift Transportation Company (I)	24,564	232,130
Tobu Railway Company, Ltd.	185,057	974,801
Tokyu Corp.	205,820	968,788
Union Pacific Corp.	171,559	20,468,704
Universal Truckload Services, Inc.	1,845	27,906
Werner Enterprises, Inc. (L)	34,453	823,082
West Japan Railway Company	30,779	1,267,739
Zipcar, Inc. (I) (L)	8,352	97,969

		69,215,969
Trading Companies & Distributors - 0.6%
Aceto Corp.	8,434	76,159
Aircastle, Ltd.	18,117	218,310
Applied Industrial Technologies, Inc. (L)	13,052	480,966
Beacon Roofing Supply, Inc. (I)	14,588	367,909
Brenntag AG	6,053	669,631
Bunzl PLC	59,819	979,944
CAI International, Inc. (I)	4,124	81,985
DXP Enterprises, Inc. (I)	2,765	114,720
Edgen Group, Inc.	5,043	37,923
Fastenal Company (L)	106,429	4,290,153
GATX Corp. (L)	21,955	845,268
H&E Equipment Services, Inc. (I) (L)	8,947	134,473
Houston Wire & Cable Company	5,873	64,192
Interline Brands, Inc. (I)	9,862	247,240
ITOCHU Corp.	272,351	2,857,959
Kaman Corp., Class A (L)	8,259	255,533
Marubeni Corp.	298,801	1,988,743
Mitsubishi Corp.	254,296	5,135,151
Mitsui & Company, Ltd.	314,419	4,664,953
MSC Industrial Direct Company, Inc., Class A	21,670	1,420,469
Noble Group, Ltd.	697,645	622,880
Rush Enterprises, Inc., Class A (I)	10,340	169,059
Seacube Container Leasing, Ltd.	3,579	61,094
Sojitz Corp.	226,402	374,609
Sumitomo Corp.	203,653	2,849,208
TAL International Group, Inc.	9,057	303,319
Textainer Group Holdings, Ltd. (L)	3,762	138,818
Titan Machinery, Inc. (I)	5,261	159,777
Toyota Tsusho Corp.	38,453	733,447
United Rentals, Inc. (I)	39,578	1,347,235
W.W. Grainger, Inc. (L)	21,981	4,203,646
Watsco, Inc. (L)	22,954	1,694,005
Wolseley PLC	51,552	1,926,104

		39,514,882
Transportation Infrastructure - 0.1%
Abertis Infraestructuras SA	70,195	950,432
Aeroports de Paris	6,264	473,328
Atlantia SpA	59,865	764,606
Auckland International Airport, Ltd.	167,635	328,903
Fraport AG	6,644	357,723
Groupe Eurotunnel SA	98,945	804,583
Kamigumi Company, Ltd.	45,133	360,239
Koninklijke Vopak NV	12,719	815,624
Mitsubishi Logistics Corp.	20,811	219,648
Sydney Airport	67,271	200,431
Transurban Group, Ltd.	236,327	1,377,931
Wesco Aircraft Holdings, Inc. (I)	5,502	70,040

		6,723,488

		815,525,573
Information Technology - 15.2%
Communications Equipment - 1.4%
ADTRAN, Inc. (L)	49,586	1,497,001
Alcatel-Lucent (I)	419,786	697,447
Anaren, Inc. (I)	4,764	93,374
Arris Group, Inc. (I)	35,032	487,295
Aruba Networks, Inc. (I) (L)	34,659	521,618
Aviat Networks, Inc. (I)	20,380	57,064
Bel Fuse, Inc., Class B	3,547	62,463
Black Box Corp.	5,441	156,157
CalAmp Corp. (I)	9,281	68,030
Calix, Inc. (I)	12,301	101,114
Ciena Corp. (I)	77,285	1,265,155
Cisco Systems, Inc.	1,930,557	33,147,664
Comtech Telecommunications Corp. (L)	5,926	169,365
Comverse Technology, Inc. (I)	67,960	395,527
Digi International, Inc. (I)	8,119	83,139
Emulex Corp. (I)	26,716	192,355
Extreme Networks, Inc. (I)	29,421	101,208
F5 Networks, Inc. (I)	28,541	2,841,542
Finisar Corp. (I) (L)	28,253	422,665
Globecomm Systems, Inc. (I)	7,339	74,417
Harmonic, Inc. (I)	36,312	154,689
Harris Corp. (L)	41,041	1,717,566
Infinera Corp. (I) (L)	34,195	233,894
InterDigital, Inc. (L)	13,684	403,815
Ixia (I) (L)	13,169	158,291
JDS Uniphase Corp. (I)	82,841	911,251
Juniper Networks, Inc. (I)	189,725	3,094,415
KVH Industries, Inc. (I)	5,080	63,500
Loral Space & Communications, Inc.	3,424	230,606
Motorola Solutions, Inc.	105,147	5,058,622
NETGEAR, Inc. (I)	11,751	405,527
Nokia OYJ	677,545	1,395,770
Numerex Corp., Class A (I)	3,467	32,243
Oclaro, Inc. (I) (L)	16,924	51,449
Oplink Communications, Inc. (I)	6,080	82,262
Parkervision, Inc. (I) (L)	24,344	57,939
Plantronics, Inc.	33,092	1,105,273
Polycom, Inc. (I)	83,647	879,966
Procera Networks, Inc. (I)	6,016	146,249
QUALCOMM, Inc.	617,678	34,392,311
Riverbed Technology, Inc. (I)	74,372	1,201,108
ShoreTel, Inc. (I)	15,550	68,109
Sonus Networks, Inc. (I) (L)	65,837	141,550
Sycamore Networks, Inc. (I)	6,480	94,090
Symmetricom, Inc. (I)	13,602	81,476
Telefonaktiebolaget LM Ericsson, B Shares (L)	544,869	4,971,886
Tellabs, Inc.	284,885	948,667

The accompanying notes are an integral part of the financial statements.

93

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Communications Equipment (continued)
Telular Corp.	5,490	$50,728
Tessco Technologies, Inc.	1,781	39,271
Ubiquiti Networks, Inc. (I) (L)	3,279	46,726
ViaSat, Inc. (I) (L)	11,630	439,265
Westell Technologies, Inc., Class A (I)	16,663	39,658

		101,132,772
Computers & Peripherals - 3.6%
3D Systems Corp. (I) (L)	13,407	457,715
Apple, Inc. (I)	336,919	196,760,696
Avid Technology, Inc. (I) (L)	9,249	68,720
Cray, Inc. (I)	11,564	139,693
Datalink Corp. (I)	5,034	48,075
Dell, Inc. (I)	536,067	6,711,559
Diebold, Inc.	29,545	1,090,506
Electronics for Imaging, Inc. (I)	14,413	234,211
EMC Corp. (I)	756,674	19,393,555
Fujitsu, Ltd.	336,715	1,613,438
Hewlett-Packard Company	712,350	14,325,359
Imation Corp. (I)	10,015	59,189
Immersion Corp. (I)	9,025	50,811
Intermec, Inc. (I)	18,618	115,432
Intevac, Inc. (I)	7,532	56,641
Lexmark International, Inc., Class A (L)	25,532	678,641
NCR Corp. (I)	74,445	1,692,135
NEC Corp.	471,224	731,404
NetApp, Inc. (I)	130,834	4,163,138
OCZ Technology Group, Inc. (I) (L)	21,139	112,037
QLogic Corp. (I)	75,790	1,037,565
Quantum Corp. (I)	73,130	148,454
SanDisk Corp. (I)	87,368	3,187,185
Seagate Technology PLC	132,850	3,285,381
Seiko Epson Corp. (L)	23,486	238,064
Silicon Graphics International Corp. (I) (L)	10,202	65,497
STEC, Inc. (I) (L)	11,066	86,315
Stratasys, Inc. (I) (L)	6,612	327,625
Super Micro Computer, Inc. (I) (L)	8,985	142,502
Synaptics, Inc. (I) (L)	10,425	298,468
Toshiba Corp.	728,503	2,764,902
Western Digital Corp. (I)	84,319	2,570,043

		262,654,956
Electronic Equipment, Instruments & Components - 0.8%
Aeroflex Holding Corp. (I)	6,098	36,893
Agilysys, Inc. (I)	4,947	42,890
Amphenol Corp., Class A	58,088	3,190,193
Anixter International, Inc. (L)	8,684	460,686
Arrow Electronics, Inc. (I)	52,431	1,720,261
Audience, Inc. (I)	1,945	37,500
Avnet, Inc. (I)	68,044	2,099,838
Badger Meter, Inc.	4,502	169,050
Benchmark Electronics, Inc. (I)	17,814	248,505
Brightpoint, Inc. (I)	21,514	116,391
Checkpoint Systems, Inc. (I)	12,654	110,216
Citizen Watch Company, Ltd.	47,570	279,220
Cognex Corp.	13,272	420,059
Coherent, Inc. (I)	7,332	317,476
Corning, Inc.	545,270	7,050,341
CTS Corp.	10,778	101,529
Daktronics, Inc.	11,402	78,788
DTS, Inc. (I)	5,129	133,764
Echelon Corp. (I)	12,272	42,707
Electro Rent Corp.	5,907	95,871
Electro Scientific Industries, Inc.	7,028	83,071
Fabrinet (I)	6,876	86,294
FARO Technologies, Inc. (I)	5,275	221,972
FEI Company (L)	11,725	560,924
FLIR Systems, Inc.	55,520	1,082,640
Foxconn International Holdings, Ltd. (I)	391,784	142,906
FUJIFILM Holdings Corp.	83,771	1,583,720
GSI Group, Inc. (I)	9,151	104,870
Hamamatsu Photonics KK	12,093	409,493
Hexagon AB	45,845	790,583
Hirose Electric Company, Ltd.	5,775	570,995
Hitachi High-Technologies Corp.	11,190	275,756
Hitachi, Ltd.	817,873	5,030,018
Hoya Corp.	78,714	1,734,371
Ibiden Company, Ltd.	21,843	394,477
Ingram Micro, Inc., Class A (I)	71,455	1,248,319
Insight Enterprises, Inc. (I)	13,834	232,826
InvenSense, Inc.	11,335	128,086
Itron, Inc. (I)	18,747	773,126
Jabil Circuit, Inc.	66,455	1,351,030
KEMET Corp. (I)	14,318	86,051
KEY Tronic Corp. (I)	3,445	28,387
Keyence Corp.	8,211	2,030,728
Kyocera Corp.	27,711	2,392,763
Lecroy Corp. (I)	5,341	76,163
Littelfuse, Inc. (L)	6,720	382,301
Maxwell Technologies, Inc. (I)	9,242	60,628
Measurement Specialties, Inc. (I)	4,753	154,520
Mercury Computer Systems, Inc. (I)	9,640	124,645
Mesa Laboratories, Inc.	905	42,073
Methode Electronics, Inc.	11,469	97,601
Molex, Inc. (L)	49,492	1,184,838
MTS Systems Corp.	4,974	191,748
Multi-Fineline Electronix, Inc. (I)	2,665	65,666
Murata Manufacturing Company, Ltd.	36,647	1,922,438
National Instruments Corp. (L)	43,722	1,174,373
Neonode, Inc. (I)	7,207	44,323
NeoPhotonics Corp. (I)	6,385	31,542
Newport Corp. (I)	11,880	142,798
Nippon Electric Glass Company, Ltd.	72,216	429,520
Omron Corp.	36,738	775,702
OSI Systems, Inc. (I)	6,167	390,618
Park Electrochemical Corp.	6,430	166,408
PC Connection, Inc.	3,031	32,189
Plexus Corp. (I)	10,817	305,039
Power-One, Inc. (I)	20,975	94,807
RadiSys Corp. (I)	7,363	46,240
RealD, Inc. (I) (L)	13,683	204,698
Richardson Electronics, Ltd.	4,540	55,978
Rofin-Sinar Technologies, Inc. (I)	8,885	168,193
Rogers Corp. (I)	5,016	198,684
Sanmina-SCI Corp. (I)	25,407	208,083
Scansource, Inc. (I) (L)	8,539	261,635
Shimadzu Corp.	42,425	366,083
SYNNEX Corp. (I) (L)	8,123	280,162
TDK Corp.	22,294	904,888
TE Connectivity, Ltd.	153,610	4,901,695
Tech Data Corp. (I) (L)	18,751	903,236
Trimble Navigation, Ltd. (I)	58,684	2,700,051
TTM Technologies, Inc. (I)	16,545	155,688
Universal Display Corp. (I) (L)	12,322	442,853
Vishay Intertechnology, Inc. (I) (L)	73,754	695,500
Vishay Precision Group, Inc. (I)	3,985	55,591
Yaskawa Electric Corp.	38,815	294,566
Yokogawa Electric Corp.	38,918	401,700

The accompanying notes are an integral part of the financial statements.

94

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Electronic Equipment, Instruments &
Components (continued)
Zygo Corp. (I)	5,162	$92,193

		59,323,241
Internet Software & Services - 1.4%
Active Network, Inc. (I)	12,070	185,757
Akamai Technologies, Inc. (I)	64,083	2,034,635
Ancestry.com, Inc. (I) (L)	8,994	247,605
Angie’s List, Inc. (I) (L)	11,137	176,410
AOL, Inc. (I) (L)	43,871	1,231,898
Bankrate, Inc. (I)	14,380	264,448
Bazaarvoice, Inc. (L)	3,036	55,255
Blucora, Inc. (I)	12,614	155,404
Brightcove, Inc. (I)	2,008	30,622
Carbonite, Inc. (I)	3,801	33,981
comScore, Inc. (I) (L)	11,033	181,603
Constant Contact, Inc. (I) (L)	9,466	169,252
Cornerstone Ondemand, Inc. (I)	10,544	251,053
CoStar Group, Inc. (I) (L)	8,246	669,575
DealerTrack Holdings, Inc. (I) (L)	13,175	396,699
Demand Media, Inc. (I) (L)	9,380	105,056
Demandware, Inc. (I)	2,071	49,062
Dena Company, Ltd.	17,690	469,581
Dice Holdings, Inc. (I) (L)	14,252	133,826
Digital River, Inc. (I)	11,536	191,728
EarthLink, Inc.	33,448	248,853
EasyLink Services International Corp. (I)	10,149	73,479
eBay, Inc. (I)	414,114	17,396,929
Envestnet, Inc. (I)	6,699	80,388
Equinix, Inc. (I) (L)	22,554	3,961,610
ExactTarget, Inc.	3,083	67,394
FriendFinder Networks, Inc. (I) (L)	2,877	2,704
Google, Inc., Class A (I)	91,628	53,150,654
Gree, Inc. (L)	16,787	337,342
Internap Network Services Corp. (I)	16,687	108,632
IntraLinks Holdings, Inc. (I)	11,556	50,615
iPass, Inc. (I)	17,355	41,305
j2 Global, Inc. (L)	14,359	379,365
Keynote Systems, Inc.	4,976	73,894
KIT Digital, Inc. (I) (L)	15,117	64,852
Limelight Networks, Inc. (I)	19,620	57,487
Liquidity Services, Inc. (I) (L)	7,323	374,864
LivePerson, Inc. (I)	17,193	327,699
LogMeIn, Inc. (I)	6,858	209,306
Marchex, Inc., Class B	7,581	27,367
Market Leader, Inc. (I)	7,717	39,202
Millennial Media, Inc. (I)	3,604	47,537
Monster Worldwide, Inc. (I) (L)	94,477	803,055
Move, Inc. (I)	12,420	113,146
NIC, Inc. (L)	20,256	257,251
OpenTable, Inc. (I) (L)	7,010	315,520
Perficient, Inc. (I)	10,120	113,648
QuinStreet, Inc. (I)	10,401	96,313
Rackspace Hosting, Inc. (I) (L)	50,094	2,201,130
RealNetworks, Inc.	7,031	60,748
Responsys, Inc. (I)	11,185	135,562
Saba Software, Inc. (I)	9,366	86,916
SciQuest, Inc. (I)	5,663	101,707
SPS Commerce, Inc. (I)	3,399	103,262
Stamps.com, Inc. (I)	4,460	110,028
Support.com, Inc. (I)	15,270	48,711
Synacor, Inc. (I)	2,161	29,606
TechTarget, Inc. (I)	5,321	26,818
Travelzoo, Inc. (I) (L)	2,278	51,756
United Internet AG	19,445	333,806
United Online, Inc.	28,377	119,751
Unwired Planet, Inc. (I)	27,690	63,687
ValueClick, Inc. (I) (L)	62,891	1,030,783
VeriSign, Inc. (I)	56,452	2,459,614
VistaPrint NV (I) (L)	11,434	369,318
Vocus, Inc. (I)	6,443	119,840
Web.com Group, Inc. (I)	10,949	200,586
WebMD Health Corp. (I)	15,742	322,868
XO Group, Inc. (I)	8,452	74,969
Yahoo! Japan Corp.	2,627	850,168
Yahoo!, Inc. (I)	440,275	6,969,553
Yelp, Inc. (I)	2,708	61,553
Zix Corp. (I)	20,057	52,148

		101,838,749
IT Services - 2.8%
Accenture PLC, Class A (L)	232,163	13,950,675
Acxiom Corp. (I)	59,899	905,074
Alliance Data Systems Corp. (I)	23,623	3,189,105
Amadeus IT Holding SA, A Shares	56,675	1,200,212
AtoS	8,961	536,610
Automatic Data Processing, Inc. (L)	176,021	9,797,329
Broadridge Financial Solutions, Inc.	58,590	1,246,209
CACI International, Inc., Class A (I)	8,224	452,484
Cap Gemini SA	26,771	986,888
Cardtronics, Inc. (I)	13,754	415,508
Cass Information Systems, Inc.	2,807	112,982
CIBER, Inc. (I)	22,993	99,100
Cognizant Technology
Solutions Corp., Class A (I)	110,077	6,604,620
Computer Sciences Corp.	55,893	1,387,264
Computer Task Group, Inc. (I)	5,000	74,950
Computershare, Ltd.	80,418	614,751
Convergys Corp. (L)	90,840	1,341,707
CoreLogic, Inc. (I)	50,109	917,496
CSG Systems International, Inc. (I)	10,520	181,786
DST Systems, Inc.	16,026	870,372
EPAM Systems, Inc.	1,500	25,485
Euronet Worldwide, Inc. (I) (L)	15,822	270,873
ExlService Holdings, Inc. (I)	7,248	178,591
Fidelity National Information Services, Inc.	86,024	2,931,698
Fiserv, Inc. (I)	49,140	3,548,891
Forrester Research, Inc.	4,330	146,614
Gartner, Inc. (I) (L)	43,761	1,883,911
Global Cash Access Holdings, Inc. (I)	20,652	148,901
Global Payments, Inc.	36,856	1,593,285
Heartland Payment Systems, Inc.	12,048	362,404
Higher One Holdings, Inc. (I) (L)	10,064	122,982
iGate Corp. (I) (L)	10,084	171,630
Indra Sistemas SA (L)	17,816	166,362
Innodata Isogen, Inc. (I)	7,368	50,397
International Business Machines Corp.	415,579	81,278,941
Itochu Techno-Science Corp.	5,052	244,404
Jack Henry & Associates, Inc.	40,957	1,413,836
Lender Processing Services, Inc.	39,649	1,002,327
Lionbridge Technologies, Inc. (I)	18,457	58,140
ManTech International Corp., Class A (L)	18,130	425,511
Mastercard, Inc., Class A	38,301	16,473,643
Mattersight Corp. (I)	3,452	27,547
MAXIMUS, Inc.	10,501	543,427
ModusLink Global Solutions, Inc. (I)	12,732	38,069
MoneyGram International, Inc. (I)	6,847	99,966
NeuStar, Inc., Class A (I)	31,380	1,048,092
Nomura Research Institute, Ltd.	18,323	403,845
NTT Data Corp.	225	690,884

The accompanying notes are an integral part of the financial statements.

95

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
IT Services (continued)
Otsuka Corp.	2,886	$247,593
Paychex, Inc.	116,259	3,651,695
PRGX Global, Inc. (I)	6,923	55,038
SAIC, Inc. (L)	99,617	1,207,358
Sapient Corp.	38,167	384,342
ServiceSource International, Inc. (I)	15,473	214,301
Syntel, Inc.	4,783	290,328
TeleTech Holdings, Inc. (I)	7,171	114,736
Teradata Corp. (I)	60,960	4,389,730
The Hackett Group, Inc. (I)	8,180	45,563
The Western Union Company	220,903	3,720,007
TNS, Inc. (I)	7,563	135,680
Total Systems Services, Inc.	57,866	1,384,733
Unisys Corp. (I) (L)	13,617	266,212
VeriFone Systems, Inc. (I)	50,495	1,670,880
Virtusa Corp. (I)	5,876	78,445
Visa, Inc., Class A (L)	179,298	22,166,612
Wright Express Corp. (I) (L)	30,266	1,868,018

		202,127,049
Office Electronics - 0.2%
Brother Industries, Ltd.	42,697	488,649
Canon, Inc. (L)	205,098	8,212,691
Konica Minolta Holdings, Inc.	86,659	682,937
Neopost SA	5,967	318,465
Ricoh Company, Ltd.	120,962	1,021,127
Xerox Corp.	486,387	3,827,866
Zebra Technologies Corp., Class A (I)	24,322	835,704

		15,387,439
Semiconductors & Semiconductor Equipment - 1.9%
Advanced Energy Industries, Inc. (I)	12,221	164,006
Advanced Micro Devices, Inc. (I) (L)	211,478	1,211,769
Advantest Corp.	27,079	423,465
Alpha & Omega Semiconductor, Ltd. (I)	5,429	49,675
Altera Corp.	116,195	3,932,039
Amkor Technology, Inc. (I) (L)	24,486	119,492
Anadigics, Inc. (I)	23,014	41,655
Analog Devices, Inc.	107,348	4,043,799
Applied Materials, Inc.	461,403	5,287,678
Applied Micro Circuits Corp. (I) (L)	19,684	112,592
ARM Holdings PLC	244,462	1,946,750
ASM Pacific Technology, Ltd.	35,834	457,192
ASML Holding NV	78,029	3,976,148
Atmel Corp. (I) (L)	208,194	1,394,900
ATMI, Inc. (I)	9,824	202,080
AuthenTec, Inc. (I)	14,374	62,239
Axcelis Technologies, Inc. (I)	35,988	43,186
AXT, Inc. (I) (L)	10,142	40,061
Broadcom Corp., Class A	178,666	6,038,911
Brooks Automation, Inc.	20,478	193,312
Cabot Microelectronics Corp. (L)	7,298	213,175
Cavium, Inc. (I)	15,395	431,060
Ceva, Inc. (I)	7,213	127,021
Cirrus Logic, Inc. (I) (L)	19,961	596,435
Cohu, Inc.	7,728	78,516
Cree, Inc. (I) (L)	54,249	1,392,572
CSR PLC, ADR	2,369	32,503
Cymer, Inc. (I) (L)	9,560	563,562
Cypress Semiconductor Corp.	71,462	944,728
Diodes, Inc. (I) (L)	11,002	206,508
DSP Group, Inc. (I)	7,272	46,104
Elpida Memory, Inc. (I)	46,667	0
Entegris, Inc. (I) (L)	42,607	363,864
Entropic Communications, Inc. (I) (L)	27,375	154,395
Exar Corp. (I)	11,692	95,407
Fairchild Semiconductor International, Inc. (I)	59,716	841,996
First Solar, Inc. (I) (L)	39,847	600,096
FormFactor, Inc. (I)	15,746	101,877
FSI International, Inc. (I) (L)	12,517	44,936
GSI Technology, Inc. (I)	7,173	34,000
GT Advanced Technologies Inc. (I) (L)	36,702	193,787
Hittite Microwave Corp. (I)	9,722	496,989
Infineon Technologies AG	196,617	1,333,151
Inphi Corp. (I)	7,304	69,242
Integrated Device Technology, Inc. (I)	110,677	622,005
Integrated Silicon Solution, Inc. (I)	8,646	87,238
Intel Corp.	1,812,456	48,301,952
Intermolecular, Inc. (I)	4,501	34,883
International Rectifier Corp. (I)	53,805	1,075,562
Intersil Corp., Class A	99,018	1,054,542
IXYS Corp. (I)	7,677	85,752
KLA-Tencor Corp.	60,093	2,959,580
Kopin Corp. (I)	21,341	73,413
Lam Research Corp. (I) (L)	72,578	2,739,094
Lattice Semiconductor Corp. (I)	36,730	138,472
Linear Technology Corp.	82,530	2,585,665
LSI Corp. (I)	204,288	1,301,315
LTX-Credence Corp. (I)	15,472	103,662
M/A-COM Technology
Solutions Holdings, Inc. (I)	1,912	35,372
Mattson Technology, Inc. (I)	19,031	33,304
MaxLinear, Inc., Class A (I)	7,255	35,985
MEMC Electronic Materials, Inc. (I) (L)	179,854	390,283
Micrel, Inc.	14,808	141,120
Microchip Technology, Inc. (L)	70,565	2,334,290
Micron Technology, Inc. (I)	356,051	2,246,682
Microsemi Corp. (I)	27,497	508,420
Mindspeed Technologies, Inc. (I)	11,699	28,780
MIPS Technologies, Inc. (I) (L)	14,873	99,203
MKS Instruments, Inc.	16,253	470,199
Monolithic Power Systems, Inc. (I)	9,437	187,513
MoSys, Inc. (I)	11,440	37,066
Nanometrics, Inc. (I) (L)	7,354	112,957
NVE Corp. (I)	1,520	81,700
NVIDIA Corp. (I)	223,614	3,090,345
Omnivision Technologies, Inc. (I) (L)	16,179	216,151
PDF Solutions, Inc. (I)	7,671	75,713
Pericom Semiconductor Corp. (I)	7,705	69,345
Photronics, Inc. (I) (L)	18,872	115,119
PLX Technology, Inc. (I) (L)	14,175	90,011
Power Integrations, Inc. (L)	8,798	328,165
QuickLogic Corp. (I)	13,190	33,107
Rambus, Inc. (I)	34,145	195,992
Renewable Energy Corp. ASA (I)	45	17
RF Micro Devices, Inc. (I) (L)	216,754	921,205
Rohm Company, Ltd.	17,419	670,020
Rubicon Technology, Inc. (I) (L)	5,485	55,947
Rudolph Technologies, Inc. (I)	10,103	88,098
Semtech Corp. (I)	50,947	1,239,031
Sigma Designs, Inc. (I)	10,524	67,143
Silicon Image, Inc. (I)	25,879	107,139
Silicon Laboratories, Inc. (I) (L)	20,114	762,321
Skyworks Solutions, Inc. (I)	88,972	2,435,164
Spansion, Inc., Class A (I)	14,952	164,173
Standard Microsystems Corp. (I)	7,129	262,989
STMicroelectronics NV	115,317	634,189
STR Holdings, Inc. (I) (L)	9,199	41,947
Sumco Corp. (I)	20,940	190,035
SunPower Corp. (I)	12,411	59,697

The accompanying notes are an integral part of the financial statements.

96

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
Supertex, Inc. (I)	3,304	$62,280
Teradyne, Inc. (I) (L)	67,204	944,888
Tessera Technologies, Inc.	16,080	247,150
Texas Instruments, Inc.	412,695	11,840,220
Tokyo Electron, Ltd.	31,051	1,452,145
TriQuint Semiconductor, Inc. (I) (L)	52,132	286,726
Ultra Clean Holdings, Inc. (I)	7,667	49,299
Ultratech, Inc. (I)	8,106	255,339
Veeco Instruments, Inc. (I) (L)	12,018	412,938
Volterra Semiconductor Corp. (I)	7,836	183,754
Xilinx, Inc.	95,696	3,212,515

		137,469,199
Software - 3.1%
Accelrys, Inc. (I) (L)	17,382	140,620
ACI Worldwide, Inc. (I)	30,959	1,368,697
Actuate Corp. (I)	15,549	107,755
Adobe Systems, Inc. (I)	179,332	5,804,977
Advent Software, Inc. (I) (L)	24,753	671,054
American Software, Inc., Class A	7,668	60,961
ANSYS, Inc. (I)	43,698	2,757,781
Aspen Technology, Inc. (I)	29,023	671,882
Autodesk, Inc. (I)	82,898	2,900,601
AVG Technologies NV	2,492	32,421
Blackbaud, Inc.	14,006	359,534
BMC Software, Inc. (I)	58,086	2,479,110
Bottomline Technologies, Inc. (I)	10,933	197,341
BroadSoft, Inc. (I) (L)	8,556	247,782
CA, Inc.	127,609	3,456,928
Cadence Design Systems, Inc. (I) (L)	128,846	1,416,018
Callidus Software, Inc. (I)	11,175	55,652
Citrix Systems, Inc. (I)	66,886	5,614,411
CommVault Systems, Inc. (I)	13,849	686,495
Compuware Corp. (I)	102,181	949,261
Concur Technologies, Inc. (I) (L)	22,098	1,504,874
Dassault Systemes SA	10,675	1,002,830
Deltek, Inc. (I)	6,886	79,809
Digimarc Corp.	2,385	61,199
Ebix, Inc. (L)	8,818	175,919
Electronic Arts, Inc. (I)	114,658	1,416,026
Ellie Mae, Inc. (I)	6,787	122,166
EPIQ Systems, Inc.	9,854	120,712
ePlus, Inc. (I)	1,289	41,699
FactSet Research Systems, Inc. (L)	21,072	1,958,432
Fair Isaac Corp.	26,710	1,129,299
FalconStor Software, Inc. (I)	11,013	28,744
Glu Mobile Inc. (I) (L)	16,974	94,206
Guidance Software, Inc. (I)	4,672	44,431
Guidewire Software, Inc.	6,026	169,451
Imperva, Inc. (I)	3,022	87,094
Infoblox, Inc. (I)	2,471	56,660
Informatica Corp. (I)	50,787	2,151,337
Interactive Intelligence Group (I)	4,572	128,976
Intuit, Inc.	105,536	6,263,562
JDA Software Group, Inc. (I)	13,197	391,819
Jive Software, Inc. (L)	5,047	105,937
Kenexa Corp. (I) (L)	8,484	246,291
Konami Corp.	16,878	383,340
Manhattan Associates, Inc. (I)	6,332	289,436
Mentor Graphics Corp. (I)	72,636	1,089,540
MICROS Systems, Inc. (I)	37,689	1,929,677
Microsoft Corp.	2,693,957	82,408,145
MicroStrategy, Inc., Class A (I)	2,636	342,311
Monotype Imaging Holdings, Inc. (I)	11,383	190,893
Netscout Systems, Inc. (I)	11,397	246,061
Nice Systems, Ltd. (I)	10,916	398,511
Nintendo Company, Ltd.	17,961	2,095,763
Opnet Technologies, Inc. (L)	4,665	124,042
Oracle Corp.	1,398,234	41,527,550
Oracle Corp. Japan	6,857	295,121
Parametric Technology Corp. (I)	93,069	1,950,726
Pegasystems, Inc. (L)	5,352	176,509
Pervasive Software, Inc. (I)	4,659	34,896
Progress Software Corp. (I) (L)	19,445	405,817
Proofpoint, Inc. (I)	2,025	34,324
PROS Holdings, Inc. (I)	6,839	115,032
QAD, Inc., Class A (I)	2,267	32,237
QLIK Technologies, Inc. (I)	26,486	585,870
Quest Software, Inc. (I)	43,925	1,223,311
RealPage, Inc. (I) (L)	11,134	257,863
Red Hat, Inc. (I)	69,612	3,931,686
Rosetta Stone, Inc. (I)	3,469	48,011
Rovi Corp. (I)	52,064	1,021,496
Salesforce.com, Inc. (I) (L)	49,731	6,875,808
SAP AG	166,468	9,830,520
Seachange International, Inc. (I) (L)	9,026	74,284
Solera Holdings, Inc.	32,598	1,362,270
Sourcefire, Inc. (I) (L)	9,173	471,492
Square Enix Company, Ltd.	11,460	180,704
SRS Labs, Inc. (I)	3,931	35,379
SS&C Technologies Holdings, Inc. (I)	10,477	261,925
Symantec Corp. (I)	259,789	3,795,517
Synchronoss Technologies, Inc. (I)	8,602	158,879
Synopsys, Inc. (I)	69,001	2,030,699
Take-Two Interactive Software, Inc. (I)	24,212	229,046
Tangoe, Inc. (I)	9,254	197,203
TeleNav, Inc. (I)	5,630	34,512
The Sage Group PLC	238,108	1,034,606
TIBCO Software, Inc. (I)	77,385	2,315,359
TiVo, Inc. (I)	38,915	321,827
Trend Micro, Inc.	19,045	562,284
Tyler Technologies, Inc. (I) (L)	9,348	377,192
Ultimate Software Group, Inc. (I)	8,260	736,131
VASCO Data Security International, Inc. (I)	8,899	72,794
Verint Systems, Inc. (I)	6,797	200,579
VirnetX Holding Corp. (I) (L)	13,037	459,554
Websense, Inc. (I) (L)	11,671	218,598

		220,336,084

		1,100,269,489
Materials - 5.1%
Chemicals - 2.6%
A. Schulman, Inc.	9,109	180,814
ADA-ES, Inc. (I)	2,890	73,319
Air Liquide SA	56,467	6,460,424
Air Products & Chemicals, Inc.	76,454	6,172,131
Air Water, Inc.	26,175	316,601
Airgas, Inc.	24,769	2,080,844
Akzo Nobel NV	42,458	1,997,221
Albemarle Corp. (L)	41,841	2,495,397
American Vanguard Corp.	8,625	229,339
Arabian American Development Company (I)	6,442	62,423
Arkema SA	10,011	655,944
Asahi Kasei Corp.	228,389	1,239,027
Ashland, Inc.	36,812	2,551,440
Balchem Corp.	9,102	296,816
BASF SE	166,174	11,547,202
Cabot Corp.	29,744	1,210,581
Calgon Carbon Corp. (I) (L)	17,671	251,282

The accompanying notes are an integral part of the financial statements.

97

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Chemicals (continued)
CF Industries Holdings, Inc.	23,598	$4,571,877
Chemtura Corp. (I)	30,529	442,671
Cytec Industries, Inc.	21,574	1,265,099
Daicel Corp.	52,775	324,121
Denki Kagaku Kogyo KK	86,659	302,459
E.I. du Pont de Nemours & Company	337,735	17,079,259
Eastman Chemical Company	49,366	2,486,565
Ecolab, Inc.	105,629	7,238,755
Ferro Corp. (I) (L)	26,944	129,331
Flotek Industries, Inc. (I) (L)	15,608	145,779
FMC Corp.	49,490	2,646,725
Futurefuel Corp.	6,025	63,323
Georgia Gulf Corp.	10,615	272,487
Givaudan AG	1,501	1,474,250
GSE Holding, Inc. (I)	2,606	27,545
H.B. Fuller Company	15,425	473,548
Hawkins, Inc. (L)	2,880	109,958
Hitachi Chemical, Ltd.	18,864	295,616
Incitec Pivot, Ltd.	294,689	868,721
Innophos Holdings, Inc.	6,767	382,065
Innospec, Inc. (I)	7,089	209,905
International Flavors & Fragrances, Inc. (L)	29,166	1,598,297
Intrepid Potash, Inc. (I)	24,727	562,787
Israel Chemicals, Ltd.	80,444	888,086
Israel Corp., Ltd.	415	233,642
Johnson Matthey PLC	38,840	1,346,728
JSR Corp.	32,403	562,132
K&S AG	31,164	1,421,903
Kaneka Corp.	50,705	280,536
Kansai Paint Company, Ltd.	39,717	425,300
KMG Chemicals, Inc. (L)	2,594	50,012
Koninklijke DSM NV	27,899	1,376,463
Koppers Holdings, Inc. (L)	6,404	217,736
Kraton Performance Polymers, Inc. (I)	10,005	219,210
Kuraray Company, Ltd.	62,376	807,428
Landec Corp. (I)	8,378	71,716
Lanxess AG	15,050	949,336
Linde AG	30,891	4,811,519
LSB Industries, Inc. (I)	5,838	180,453
Minerals Technologies, Inc.	13,798	880,036
Mitsubishi Chemical Holdings Corp.	245,089	1,079,397
Mitsubishi Gas & Chemicals Company, Inc.	69,662	395,922
Mitsui Chemicals, Inc.	148,044	370,974
Monsanto Company	192,230	15,912,799
NewMarket Corp. (L)	4,968	1,076,069
Nitto Denko Corp.	29,876	1,274,222
Novozymes A/S, B shares	41,716	1,081,271
Olin Corp. (L)	62,296	1,301,363
OM Group, Inc. (I) (L)	10,036	190,684
Omnova Solutions, Inc. (I)	14,479	109,172
Orica, Ltd.	65,849	1,676,057
PolyOne Corp.	27,786	380,112
PPG Industries, Inc.	54,787	5,813,996
Praxair, Inc.	107,557	11,694,673
Quaker Chemical Corp.	4,015	185,533
RPM International, Inc.	61,701	1,678,267
Sensient Technologies Corp.	38,868	1,427,622
Shin-Etsu Chemical Company, Ltd.	74,292	4,087,290
Showa Denko KK	270,960	526,590
Sigma-Aldrich Corp. (L)	43,515	3,217,064
Sika AG	366	704,892
Solvay SA	10,725	1,061,053
Spartech Corp. (I)	9,781	50,568
Stepan Company	2,618	246,563
Sumitomo Chemical Company, Ltd.	284,358	874,494
Syngenta AG	17,113	5,842,091
Taiyo Nippon Sanso Corp.	47,841	279,504
Teijin, Ltd.	169,710	516,358
The Dow Chemical Company	430,860	13,572,090
The Mosaic Company	107,332	5,877,500
The Scotts Miracle-Gro Company, Class A (L)	20,349	836,751
The Sherwin-Williams Company	30,832	4,080,615
Toray Industries, Inc.	265,399	1,810,089
Tosoh Corp.	92,282	250,591
TPC Group, Inc. (I)	4,039	149,241
Tredegar Industries, Inc.	7,489	109,040
Ube Industries, Ltd.	182,348	423,220
Valspar Corp.	42,792	2,246,152
Wacker Chemie AG (L)	2,826	194,244
Yara International ASA	33,826	1,481,356
Zep, Inc.	6,985	95,904
Zoltek Companies, Inc. (I)	8,689	78,462

		189,774,039
Construction Materials - 0.2%
Boral, Ltd.	134,752	409,089
Cimpor-Cimentos de Portugal SA (I)	36,459	142,186
CRH PLC	123,104	2,366,666
CRH PLC (London Exchange)	7,029	136,402
Eagle Materials, Inc.	14,014	523,283
Fletcher Building, Ltd.	123,153	582,483
Headwaters, Inc. (I)	19,394	99,879
HeidelbergCement AG	25,440	1,221,280
Holcim, Ltd.	44,379	2,458,680
Imerys SA	6,141	313,608
James Hardie Industries, Ltd.	78,850	645,843
Lafarge SA (L)	36,375	1,627,972
Martin Marietta Materials, Inc. (L)	21,407	1,687,300
Texas Industries, Inc. (I) (L)	7,033	274,357
United States Lime & Minerals, Inc. (I)	590	27,535
Vulcan Materials Company	46,582	1,849,771

		14,366,334
Containers & Packaging - 0.2%
AEP Industries, Inc. (I)	1,389	60,491
Amcor, Ltd.	221,145	1,611,603
AptarGroup, Inc.	31,231	1,594,343
Ball Corp.	56,266	2,309,719
Bemis Company, Inc. (L)	37,156	1,164,469
Boise, Inc.	31,162	205,046
Graphic Packaging Holding Company (I)	51,850	285,175
Greif, Inc., Class A	14,409	590,769
Myers Industries, Inc.	10,398	178,430
Owens-Illinois, Inc. (I)	59,258	1,135,976
Packaging Corp. of America	45,993	1,298,842
Rexam PLC	158,666	1,049,652
Rock-Tenn Company, Class A	33,158	1,808,769
Sealed Air Corp.	69,222	1,068,788
Silgan Holdings, Inc.	23,223	991,390
Sonoco Products Company	47,184	1,422,598
Toyo Seikan Kaisha, Ltd.	27,440	332,466
UFP Technologies, Inc. (I)	1,901	32,127

		17,140,653
Metals & Mining - 1.9%
A. M. Castle & Company (I) (L)	5,321	56,509
Acerinox SA	18,045	202,722
AK Steel Holding Corp. (L)	34,347	201,617
Alcoa, Inc. (L)	384,270	3,362,363
Allegheny Technologies, Inc.	38,454	1,226,298
Alumina, Ltd.	441,531	362,593

The accompanying notes are an integral part of the financial statements.

98

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Metals & Mining (continued)
AMCOL International Corp. (L)	7,862	$222,573
Anglo American PLC	239,434	7,855,831
Antofagasta PLC	71,343	1,224,425
ArcelorMittal	155,324	2,399,456
BHP Billiton PLC	382,126	10,912,161
BHP Billiton, Ltd.	581,039	18,939,862
Boliden AB (L)	49,487	692,232
Carpenter Technology Corp.	20,633	987,083
Century Aluminum Company (I)	16,050	117,647
Cliffs Natural Resources, Inc.	51,185	2,522,909
Coeur d’Alene Mines Corp. (I)	27,753	487,343
Commercial Metals Company	54,413	687,780
Compass Minerals International, Inc.	15,515	1,183,484
Daido Steel Company, Ltd.	51,454	320,442
Eurasian Natural Resources Corp.	46,598	304,099
Fortescue Metals Group, Ltd.	225,337	1,151,631
Freeport-McMoRan Copper & Gold, Inc.	341,655	11,640,186
Fresnillo PLC	32,435	744,385
General Moly, Inc. (I) (L)	21,219	66,628
Glencore International PLC (L)	250,469	1,163,615
Globe Specialty Metals, Inc.	19,125	256,849
Gold Reserve, Inc. (I)	16,734	58,402
Gold Resource Corp. (L)	9,242	240,200
Golden Minerals Company (I) (L)	9,282	41,862
Golden Star Resources, Ltd. (I) (L)	79,951	92,743
Haynes International, Inc.	3,800	193,572
Hecla Mining Company (L)	88,104	418,494
Hitachi Metals, Ltd.	29,788	354,889
Horsehead Holding Corp. (I)	13,666	136,113
Iluka Resources, Ltd.	75,755	887,703
JFE Holdings, Inc.	83,409	1,394,682
Kaiser Aluminum Corp. (L)	5,971	309,537
Kazakhmys PLC	38,451	437,727
Kobe Steel, Ltd.	450,460	541,109
Lonmin PLC, ADR (L)	29,329	358,020
Lynas Corp., Ltd. (I) (L)	310,094	274,176
Maruichi Steel Tube, Ltd.	8,484	182,528
Materion Corp.	6,332	145,826
McEwen Mining, Inc. (I) (L)	61,034	183,712
Metals USA Holdings Corp. (I)	3,584	57,021
Midway Gold Corp. (I) (L)	36,761	51,098
Mitsubishi Materials Corp.	202,208	585,415
Newcrest Mining, Ltd.	138,492	3,223,579
Newmont Mining Corp.	178,439	8,656,076
Nippon Steel Corp.	923,493	2,092,609
Nisshin Steel Company	125,476	176,172
Noranda Aluminum Holding Corp.	10,425	82,983
Norsk Hydro ASA	168,455	760,275
Nucor Corp.	114,217	4,328,824
Olympic Steel, Inc. (L)	2,887	47,405
OZ Minerals, Ltd.	57,223	464,329
Paramount Gold and Silver Corp. (I) (L)	40,728	97,747
Randgold Resources, Ltd.	16,578	1,491,800
Reliance Steel & Aluminum Company	35,253	1,780,277
Revett Minerals, Inc. (I)	8,629	28,389
Rio Tinto PLC	248,182	11,853,003
Rio Tinto, Ltd.	78,835	4,633,833
Royal Gold, Inc.	27,985	2,194,024
RTI International Metals, Inc. (I) (L)	9,394	212,586
Salzgitter AG	7,065	290,429
Schnitzer Steel Industries, Inc.	7,836	219,565
Sims Metal Management, Ltd.	29,993	297,085
SSAB AB, Series A (L)	28,313	235,608
Steel Dynamics, Inc.	102,793	1,207,818
Stillwater Mining Company (I)	35,919	306,748
Sumitomo Metal Industries, Ltd.	608,438	1,001,575
Sumitomo Metal Mining Company, Ltd.	94,785	1,066,844
SunCoke Energy, Inc. (I)	21,738	318,462
ThyssenKrupp AG	69,810	1,137,296
Titanium Metals Corp.	29,674	335,613
U.S. Silica Holdings Inc. (I) (L)	3,670	41,324
Umicore SA	20,624	953,398
United States Steel Corp. (L)	51,901	1,069,161
Universal Stainless & Alloy Products, Inc. (I)	2,153	88,488
US Antimony Corp. (I)	17,210	69,528
Vedanta Resources PLC (L)	21,629	311,578
Vista Gold Corp. (I) (L)	18,609	54,152
Voestalpine AG (L)	19,879	527,061
Worthington Industries, Inc. (L)	41,062	840,539
Xstrata PLC	375,472	4,739,216
Yamato Kogyo Company, Ltd.	7,579	211,187

		133,684,138
Paper & Forest Products - 0.2%
Buckeye Technologies, Inc.	12,174	346,837
Clearwater Paper Corp. (I)	7,275	248,223
Deltic Timber Corp. (L)	3,378	205,990
Domtar Corp.	16,954	1,300,541
Holmen AB, Series B	9,555	260,122
International Paper Company	157,541	4,554,510
KapStone Paper and Packaging Corp. (I)	12,539	198,743
Louisiana-Pacific Corp. (I) (L)	107,109	1,165,346
MeadWestvaco Corp.	61,617	1,771,489
Neenah Paper, Inc.	4,920	131,315
Nippon Paper Group, Inc. (L)	17,870	283,688
OJI Paper Company, Ltd.	154,363	592,739
P.H. Glatfelter Company (L)	13,081	214,136
Resolute Forest Products (I)	24,828	287,508
Schweitzer-Mauduit International, Inc.	4,798	326,936
Stora Enso OYJ, Series R (L)	105,248	649,583
Svenska Cellulosa AB (B Shares)	104,590	1,570,772
UPM-Kymmene OYJ	94,974	1,076,410
Wausau Paper Corp.	13,819	134,459

		15,319,347

		370,284,511
Telecommunication Services - 3.6%
Diversified Telecommunication Services - 2.9%
8x8, Inc. (I)	22,366	93,937
AboveNet, Inc. (I)	7,225	606,900
American Tower Corp.	142,555	9,966,020
AT&T, Inc.	2,112,365	75,326,936
Atlantic Tele-Network, Inc.	2,832	95,523
Belgacom SA	27,521	781,921
Bezeq The
Israeli Telecommunication Corp., Ltd.	319,033	337,581
BT Group PLC	1,406,544	4,662,588
Cbeyond, Inc. (I)	8,736	59,143
CenturyLink, Inc.	224,479	8,864,676
Cincinnati Bell, Inc. (I) (L)	60,744	225,968
Cogent Communications Group, Inc. (I)	14,590	280,858
Consolidated
Communications Holdings, Inc. (L)	9,341	138,247
Crown Castle International Corp. (I)	92,941	5,451,919
Deutsche Telekom AG	508,180	5,574,860
Elisa OYJ, Class A	25,575	514,927
Fairpoint Communications, Inc. (I) (L)	6,599	40,584
France Telecom SA	335,460	4,414,535
Frontier Communications Corp. (L)	358,652	1,373,637
General Communication, Inc., Class A (I)	11,690	97,144

The accompanying notes are an integral part of the financial statements.

99

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Diversified Telecommunication Services (continued)
Hawaiian Telcom Holdco, Inc. (I)	3,283	$64,051
HickoryTech Corp.	4,713	52,361
HKT Trust and HKT, Ltd.	15,716	12,315
IDT Corp., Class B	4,898	48,049
Iliad SA	3,461	500,765
inContact, Inc. (I)	10,503	52,620
Inmarsat PLC	81,057	623,513
Iridium Communications, Inc. (I) (L)	15,549	139,319
Koninklijke (Royal) KPN NV (L)	267,310	2,559,603
Lumos Networks Corp.	4,923	46,522
magicJack VocalTec, Ltd. (I) (L)	4,746	90,174
Neutral Tandem, Inc. (I)	8,861	116,788
Nippon Telegraph & Telephone Corp.	78,985	3,669,814
ORBCOMM, Inc. (I)	11,788	38,429
PCCW, Ltd.	723,086	264,708
Portugal Telecom SGPS SA	121,639	534,611
Premiere Global Services, Inc. (I)	15,805	132,604
Primus Telecommunications Group, Inc.	3,943	61,393
Singapore Telecommunications, Ltd.	1,441,658	3,768,184
SureWest Communications	4,519	95,215
Swisscom AG	4,213	1,693,626
TDC A/S	67,161	466,828
Tele2 AB, Series B	57,432	890,112
Telecom Corp. of New Zealand, Ltd. (L)	348,204	668,665
Telecom Italia SpA (BrsaItaliana
Stock Exchange)	1,699,216	1,674,470
Telecom Italia SpA, RSP	1,090,276	877,017
Telefonica SA	743,164	9,804,584
Telekom Austria AG	60,108	590,824
Telenor ASA	130,931	2,183,607
Teliasonera AB	391,699	2,505,850
Telstra Corp., Ltd.	787,903	2,985,652
Towerstream Corp. (I) (L)	15,167	62,943
TW Telecom, Inc. (I)	70,609	1,811,827
Verizon Communications, Inc.	1,023,598	45,488,695
Vivendi SA	233,136	4,334,144
Vonage Holdings Corp. (I)	49,067	98,625
Windstream Corp. (L)	211,379	2,041,921

		209,958,332
Wireless Telecommunication Services - 0.7%
Boingo Wireless, Inc. (I)	5,067	58,879
Cellcom Israel, Ltd.	9,893	60,967
KDDI Corp.	525	3,386,430
Leap Wireless International, Inc. (I)	16,729	107,567
MetroPCS Communications, Inc. (I)	105,833	640,290
Millicom International Cellular SA, ADR	13,810	1,302,944
Mobistar SA (I)	5,429	185,676
NTELOS Holdings Corp.	4,698	88,557
NTT DoCoMo, Inc.	2,760	4,593,130
Partner Communications Company, Ltd.	15,483	62,431
Shenandoah Telecommunications Company (L)	7,715	105,001
Softbank Corp.	160,322	5,960,633
Sprint Nextel Corp. (I) (L)	1,080,383	3,522,049
StarHub, Ltd.	108,325	293,718
Telephone & Data Systems, Inc.	45,321	964,884
USA Mobility, Inc.	7,057	90,753
Vodafone Group PLC	9,096,127	25,556,805

		46,980,714

		256,939,046
Utilities - 3.9%
Electric Utilities - 2.1%
Acciona SA (L)	4,598	274,565
ALLETE, Inc.	11,825	494,285
American Electric Power Company, Inc.	174,243	6,952,296
Cheung Kong Infrastructure Holdings, Ltd.	85,060	510,763
Chubu Electric Power Company, Inc.	123,400	2,003,503
Chugoku Electric Power Company, Inc.	53,709	884,294
Cleco Corp. (L)	47,390	1,982,324
CLP Holdings, Ltd.	348,452	2,961,493
Contact Energy, Ltd. (I)	63,935	247,535
Duke Energy Corp. (L)	481,491	11,103,182
E.ON AG	325,826	7,018,436
EDF SA	43,479	968,004
Edison International	117,431	5,425,312
EDP - Energias de Portugal SA	345,263	815,648
El Paso Electric Company	12,409	411,482
Enel SpA (L)	1,190,920	3,843,189
Entergy Corp.	63,659	4,321,810
Exelon Corp.	306,774	11,540,838
FirstEnergy Corp.	150,740	7,414,901
Fortum OYJ	80,355	1,526,775
Great Plains Energy, Inc. (L)	63,763	1,365,166
Hawaiian Electric Industries, Inc. (L)	45,317	1,292,441
Hokkaido Electric Power Company, Inc.	33,126	428,146
Hokuriku Electric Power Company	30,417	473,381
Iberdrola SA (L)	691,803	3,275,613
IDACORP, Inc.	38,954	1,639,184
Kansai Electric Power Company, Ltd.	135,858	1,627,530
Kyushu Electric Power Company, Inc.	72,937	865,251
MGE Energy, Inc.	7,277	344,202
NextEra Energy, Inc.	150,655	10,366,571
Northeast Utilities	112,908	4,381,959
NV Energy, Inc.	110,718	1,946,422
OGE Energy Corp.	46,251	2,395,339
Otter Tail Corp.	11,207	256,304
Pepco Holdings, Inc.	82,037	1,605,464
Pinnacle West Capital Corp.	39,376	2,037,314
PNM Resources, Inc.	62,077	1,212,985
Portland General Electric Company	23,254	619,952
Power Assets Holdings, Ltd.	250,882	1,882,099
PPL Corp.	208,777	5,806,088
Progress Energy, Inc.	107,126	6,445,771
Red Electrica Corp. SA (L)	19,577	853,746
Shikoku Electric Power Company, Inc.	33,037	701,510
Southern Company	313,249	14,503,429
SP Ausnet	257,748	269,096
SSE PLC	169,771	3,701,303
Terna Rete Elettrica Nazionale SpA	218,199	786,194
The Empire District Electric Company	13,302	280,672
The Tokyo Electric Power Company, Inc. (I)	261,698	505,816
Tohoku Electric Power Company, Inc.	81,876	822,597
UIL Holdings Corp. (L)	15,690	562,643
Unitil Corp.	4,521	119,807
UNS Energy Corp.	12,439	477,782
Verbund AG, Class A	12,316	281,945
Westar Energy, Inc.	59,198	1,772,980
Xcel Energy, Inc.	175,471	4,985,131

		151,592,468
Gas Utilities - 0.4%
AGL Resources, Inc.	42,204	1,635,405
APA Group, Ltd.	98,301	503,727
Atmos Energy Corp.	42,233	1,481,111
Chesapeake Utilities Corp.	3,065	134,002
Enagas SA	32,396	591,166
Gas Natural SDG SA	62,796	806,664
Hong Kong & China Gas Company, Ltd.	943,652	2,004,580
National Fuel Gas Company	39,041	1,834,146

The accompanying notes are an integral part of the financial statements.

100

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Gas Utilities (continued)
New Jersey Resources Corp.	12,781	$557,379
Northwest Natural Gas Company (L)	8,308	395,461
ONEOK, Inc.	74,888	3,168,511
Osaka Gas Company, Ltd.	339,424	1,422,722
Piedmont Natural Gas Company, Inc. (L)	22,091	711,109
Questar Corp.	83,593	1,743,750
Snam SpA	290,757	1,296,196
South Jersey Industries, Inc.	9,408	479,526
Southwest Gas Corp.	14,253	622,143
The Laclede Group, Inc.	7,026	279,705
Toho Gas Company, Ltd.	74,021	459,724
Tokyo Gas Company, Ltd.	445,044	2,272,868
UGI Corp.	52,703	1,551,049
WGL Holdings, Inc.	39,997	1,589,881

		25,540,825
Independent Power Producers & Energy Traders - 0.1%
Atlantic Power Corp.	34,744	445,071
EDP Renovaveis SA (I)	39,448	135,176
Electric Power Development Company, Ltd.	21,120	553,890
Enel Green Power SpA	316,651	502,035
Genie Energy, Ltd.	5,203	40,427
GenOn Energy, Inc. (I)	240,175	410,699
International Power PLC	276,476	1,807,788
NRG Energy, Inc. (I)	82,064	1,424,631
Ormat Technologies, Inc. (L)	5,604	119,870
The AES Corp. (I)	231,887	2,975,110

		8,414,697
Multi-Utilities - 1.2%
A2A SpA (L)	198,439	106,631
AGL Energy, Ltd.	84,070	1,274,950
Alliant Energy Corp.	52,054	2,372,101
Ameren Corp.	87,454	2,933,207
Avista Corp. (L)	18,190	485,673
Black Hills Corp. (L)	34,350	1,105,040
CenterPoint Energy, Inc.	153,570	3,174,292
Centrica PLC	935,927	4,665,766
CH Energy Group, Inc.	4,681	307,495
CMS Energy Corp.	94,550	2,221,925
Consolidated Edison, Inc.	105,564	6,565,025
Dominion Resources, Inc.	206,302	11,140,308
DTE Energy Company	61,057	3,622,512
GDF Suez	224,085	5,346,427
Integrys Energy Group, Inc. (L)	28,214	1,604,530
MDU Resources Group, Inc.	88,586	1,914,343
National Grid PLC	644,014	6,816,649
NiSource, Inc.	101,707	2,517,248
NorthWestern Corp.	11,333	415,921
PG&E Corp.	151,938	6,878,233
Public Service Enterprise Group, Inc.	182,400	5,928,000
RWE AG	88,540	3,619,420
SCANA Corp. (L)	41,794	1,999,425
Sempra Energy	86,717	5,973,067
Suez Environnement Company	50,614	544,835
TECO Energy, Inc.	77,780	1,404,707
Vectren Corp.	38,464	1,135,457
Veolia Environnement SA	65,804	832,696
Wisconsin Energy Corp. (L)	83,065	3,286,882

		90,192,765
Water Utilities - 0.1%
American States Water Company (L)	5,811	229,999
Aqua America, Inc. (L)	65,254	1,628,740
Artesian Resources Corp.	3,161	68,088
Cadiz, Inc. (I)	4,766	34,363
California Water Service Group	12,829	236,952
Connecticut Water Service, Inc. (L)	3,035	87,954
Consolidated Water Company, Ltd.	5,246	43,489
Middlesex Water Company	4,758	90,402
Severn Trent PLC	42,974	1,113,036
SJW Corp. (L)	4,618	110,878
United Utilities Group PLC	123,329	1,304,891
York Water Company	4,800	85,872

		5,034,664

		280,775,419

TOTAL COMMON STOCKS (Cost $7,139,718,320)		$7,040,510,523

PREFERRED SECURITIES - 0.1%
Consumer Discretionary - 0.1%
Bayerische Motoren Werke AG, 2.320%	9,438	465,611
Porsche Automobil Holding SE, 0.760% (L)	27,701	1,379,387
ProSiebenSat.1 Media AG, 1.170%	13,850	309,173
Volkswagen AG, 3.060%	26,163	4,148,078

		6,302,249
Consumer Staples - 0.0%
Henkel AG & Company KGaA, 0.800%	32,235	2,140,782
Health Care - 0.0%
Alere, Inc., 3.000%	2	414
Utilities - 0.0%
RWE AG, 2.000%	7,051	261,046

TOTAL PREFERRED SECURITIES (Cost $9,439,130)		$8,704,491

INVESTMENT COMPANIES - 0.0%
Vanguard MSCI EAFE ETF (L)	90,672	2,862,515

TOTAL INVESTMENT COMPANIES (Cost $2,938,680)		$2,862,515

RIGHTS - 0.0%
Consumer Discretionary - 0.0%
Echo Entertainment Group Ltd. (Expiration
Date: 07/09/2012; Strike Price:
AUD 3.30) (I)	24,896	24,971

TOTAL RIGHTS (Cost $0)		$24,971

WARRANTS - 0.0%
Energy - 0.0%
Magnum Hunter Resources (Expiration Date:
10/14/2013; Strike Price: $10.50) (I) (L)	3,567	241

TOTAL WARRANTS (Cost $1,417)		$241

SECURITIES LENDING COLLATERAL - 5.2%
John Hancock Collateral
Investment Trust, 0.3542% (W) (Y)	37,306,279	373,346,321

TOTAL SECURITIES LENDING
COLLATERAL (Cost $373,346,841)		$373,346,321

SHORT-TERM INVESTMENTS - 1.8%
U.S. Government Agency - 1.4%
Federal Home Loan Bank Discount
Notes 0.050%, 07/27/2012 *	$100,000,000	$99,996,389

The accompanying notes are an integral part of the financial statements.

101

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value

SHORT-TERM INVESTMENTS (continued)
Repurchase Agreement - 0.4%
Repurchase Agreement with State Street Corp.
dated 06/29/2012 at 0.010% to be
repurchased at $29,595,025 on 07/02/2012,
collateralized by $24,150,000 U.S. Treasury
Notes, 2.750% - 4.625% due 02/15/2019 -
02/15/2040 (valued at $30,197,671,
including interest)	$29,595,000	$29,595,000

TOTAL SHORT-TERM INVESTMENTS (Cost $129,591,389)		$129,591,389

Total Investments (Strategic Equity Allocation Trust)
(Cost $7,655,035,777) - 104.6%		$7,555,040,451
Other assets and liabilities, net - (4.6%)		(331,452,289)

TOTAL NET ASSETS - 100.0%		$7,223,588,162

Total Bond Market Trust A

	Shares or Principal Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 71.1%
U.S. Government - 34.5%
U.S. Treasury Bonds
3.125%, 02/15/2042	$2,000,000	$2,152,188
3.875%, 08/15/2040	3,000,000	3,699,375
4.250%, 05/15/2039 to 11/15/2040	8,000,000	10,475,935
4.375%, 05/15/2040 to 05/15/2041	4,400,000	5,876,624
4.500%, 02/15/2036 to 05/15/2038	4,845,000	6,550,497
4.750%, 02/15/2041	2,000,000	2,829,688
5.375%, 02/15/2031	1,200,000	1,750,313
7.875%, 02/15/2021	2,300,000	3,520,617
8.125%, 08/15/2021	1,400,000	2,200,407
9.250%, 02/15/2016	2,150,000	2,819,858
U.S. Treasury Notes
0.250%, 04/30/2014 to 05/31/2014	48,000,000	47,944,953
0.375%, 03/15/2015 to 04/15/2015	21,800,000	21,789,401
0.625%, 05/31/2017	3,000,000	2,987,577
0.875%, 04/30/2017	5,000,000	5,040,625
1.375%, 02/28/2019	9,000,000	9,196,173
1.500%, 06/30/2016 to 03/31/2019	22,000,000	22,737,500
1.750%, 05/15/2022	5,000,000	5,045,310
1.875%, 06/30/2015 to 08/31/2017	4,400,000	4,613,531
2.000%, 04/30/2016	15,000,000	15,825,000
2.125%, 11/30/2014 to 05/31/2015	14,900,000	15,594,655
2.625%, 11/15/2020	5,800,000	6,380,000
2.750%, 02/15/2019	7,000,000	7,773,829
3.000%, 09/30/2016	3,420,000	3,760,129
3.625%, 02/15/2020	10,100,000	11,888,801
3.750%, 11/15/2018	5,236,000	6,137,163
4.250%, 11/15/2017	7,300,000	8,614,000

		237,204,149
U.S. Government Agency - 36.6%
Federal Farm Credit Bank
3.875%, 10/07/2013	1,700,000	1,776,041
4.875%, 12/16/2015	1,800,000	2,059,265
Federal Home Loan Mortgage Corp.
2.500%, 05/27/2016	1,550,000	1,654,123
3.185%, 02/01/2037 (P)	289,078	305,806
3.500%, 12/01/2025	3,899,526	4,137,007
4.000%, 09/01/2040 to 12/01/2040	8,379,108	8,887,071
4.125%, 09/27/2013	5,500,000	5,760,788
4.500%, 07/01/2029 to 11/01/2039	12,595,894	13,475,131
5.000%, 07/01/2035 to 11/01/2036	1,872,202	2,019,981
5.500%, 08/23/2017 to 01/01/2039	10,203,258	11,372,478
5.805%, 08/01/2037 (P)	504,294	529,656
6.000%, 10/01/2036 to 10/01/2038	3,263,063	3,574,441
6.500%, 08/01/2037 to 09/01/2038	1,796,910	2,014,237
6.750%, 09/15/2029	2,200,000	3,331,042
7.000%, 11/01/2037 to 10/01/2038	695,198	787,940
Federal National Mortgage Association
2.289%, 01/01/2035 (P)	1,274,032	1,343,442
2.313%, 05/01/2036 (P)	315,500	329,979
2.607%, 04/01/2036 (P)	857,835	913,416
2.912%, 04/01/2037 (P)	828,682	880,980
3.000%, 01/01/2027	5,324,043	5,582,669
3.223%, 04/01/2036 (P)	214,852	228,889
3.500%, 12/01/2025 to 12/01/2040	10,092,303	10,642,709
4.000%, 03/01/2024 to 01/01/2042	23,591,558	25,122,737
4.335%, 09/01/2037 (P)	820,764	874,324
4.375%, 10/15/2015	4,850,000	5,443,761
4.467%, 07/01/2034 (P)	840,905	887,879
4.500%, 06/01/2018 to 03/01/2041	14,411,416	15,447,433
5.000%, 12/01/2018 to 12/01/2039	14,101,092	15,254,457
5.500%, 08/01/2017 to 11/01/2038	23,925,582	26,178,862
6.000%, 08/01/2023 to 10/01/2038	18,342,244	20,200,571
6.101%, 10/01/2037 (P)	694,352	740,037
6.500%, 03/01/2037 to 10/01/2038	6,221,072	6,995,552
7.000%, 10/01/2038	1,084,083	1,228,355
7.250%, 05/15/2030	1,000,000	1,598,530
Government National Mortgage Association
4.000%, 11/15/2026 to 12/20/2040	12,094,969	13,190,650
4.500%, TBA (C)	6,000,000	6,560,437
4.500%, 06/15/2023 to 10/20/2040	6,281,458	6,914,767
5.000%, 10/15/2023 to 07/20/2040	6,224,481	6,886,026
5.500%, 08/15/2023 to 09/20/2039	5,182,657	5,745,721
6.000%, 07/20/2037 to 10/15/2038	4,484,748	5,026,348
6.500%, 09/20/2037 to 12/15/2038	1,237,255	1,409,304
Tennessee Valley Authority
3.875%, 02/15/2021	600,000	693,713
4.500%, 04/01/2018	820,000	967,575
6.750%, 11/01/2025	1,035,000	1,513,039
The Financing Corp. 8.600%, 09/26/2019	525,000	768,361

		251,255,530

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $456,379,587)		$488,459,679

FOREIGN GOVERNMENT
OBLIGATIONS - 1.5%
Brazil - 0.2%
Federative Republic of Brazil
6.000%, 01/17/2017	890,000	1,048,420
Canada - 0.3%
Province of British Columbia
6.500%, 01/15/2026	390,000	564,197
Province of New Brunswick
5.200%, 02/21/2017	300,000	353,120
Province of Nova Scotia
5.125%, 01/26/2017	370,000	433,340
Province of Quebec
7.500%, 07/15/2023	310,000	440,695

		1,791,352

The accompanying notes are an integral part of the financial statements.

102

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Total Bond Market Trust A (continued)

	Shares or Principal Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Chile - 0.1%
Republic of Chile
3.875%, 08/05/2020	$450,000	$499,500
Croatia - 0.0%
Republic of Croatia
6.375%, 03/24/2021 (S)	200,000	195,742
Israel - 0.1%
Government of Israel
5.125%, 03/26/2019	440,000	499,781
5.500%, 09/18/2023	380,000	497,719

		997,500
Japan - 0.2%
Japan Bank for International Cooperation
2.250%, 07/13/2016	1,130,000	1,183,796
Lithuania - 0.0%
Republic of Lithuania
5.125%, 09/14/2017 (S)	300,000	316,500
Mexico - 0.3%
Government of Mexico
5.950%, 03/19/2019	519,000	632,661
6.050%, 01/11/2040	930,000	1,199,700

		1,832,361
Panama - 0.1%
Republic of Panama
6.700%, 01/26/2036	510,000	688,500
Peru - 0.0%
Republic of Peru
6.550%, 03/14/2037	250,000	340,250
South Africa - 0.1%
Republic of South Africa
5.500%, 03/09/2020	640,000	737,600
Sweden - 0.1%
Svensk Exportkredit AB
3.250%, 09/16/2014	890,000	934,540

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $9,490,167)		$10,566,061

CORPORATE BONDS - 23.2%
Consumer Discretionary - 1.7%
CBS Corp.
4.300%, 02/15/2021	300,000	321,149
Comcast Corp.
5.700%, 07/01/2019	460,000	547,034
6.500%, 01/15/2015 to 11/15/2035	825,000	976,190
DIRECTV Holdings LLC
6.375%, 03/01/2041	590,000	676,370
Discovery Communications LLC
5.625%, 08/15/2019	380,000	445,030
Family Dollar Stores, Inc.
5.000%, 02/01/2021	490,000	526,723
Grupo Televisa SAB
6.625%, 01/15/2040	330,000	402,425
Home Depot, Inc.
5.875%, 12/16/2036	420,000	538,386
Johnson Controls, Inc.
5.700%, 03/01/2041	300,000	354,483
Lowe’s Companies, Inc.
5.800%, 10/15/2036	270,000	329,337
McDonald’s Corp.
3.625%, 05/20/2021	500,000	551,633
5.000%, 02/01/2019	328,000	387,649
NBCUniversal Media LLC
5.150%, 04/30/2020	450,000	516,970
News America, Inc.
6.650%, 11/15/2037	525,000	613,563
O’Reilly Automotive, Inc.
4.875%, 01/14/2021	500,000	537,875
Target Corp.
6.500%, 10/15/2037	500,000	666,807
The Walt Disney Company
5.625%, 09/15/2016	500,000	588,189
Time Warner Companies, Inc.
7.570%, 02/01/2024	480,000	619,856
Time Warner Entertainment Company LP
8.375%, 07/15/2033	645,000	874,607
Time Warner, Inc.
7.625%, 04/15/2031	410,000	530,099
Toyota Motor Credit Corp.
3.400%, 09/15/2021	510,000	536,756
Viacom, Inc.
4.250%, 09/15/2015	220,000	239,885

		11,781,016
Consumer Staples - 2.4%
Altria Group, Inc.
4.125%, 09/11/2015	300,000	325,664
8.500%, 11/10/2013	465,000	510,873
Anheuser-Busch InBev Worldwide, Inc.
6.875%, 11/15/2019	670,000	864,897
7.750%, 01/15/2019	450,000	594,658
Brown-Forman Corp.
2.500%, 01/15/2016	500,000	523,075
5.000%, 02/01/2014	450,000	479,754
Bunge, Ltd. Finance Corp.
8.500%, 06/15/2019	300,000	374,738
Campbell Soup Company
4.500%, 02/15/2019	600,000	681,697
Cargill, Inc.
7.350%, 03/06/2019 (S)	475,000	599,685
Clorox Company
5.950%, 10/15/2017	390,000	453,796
ConAgra Foods, Inc.
7.000%, 04/15/2019	300,000	367,923
9.750%, 03/01/2021	222,000	303,234
CVS Caremark Corp.
6.125%, 08/15/2016	450,000	526,566
6.600%, 03/15/2019	370,000	461,668
CVS Pass-Through Trust
8.353%, 07/10/2031 (S)	—	0
Dr Pepper Snapple Group, Inc.
2.900%, 01/15/2016	1,000,000	1,047,540
Energizer Holdings, Inc.
4.700%, 05/19/2021	500,000	527,433
General Mills, Inc.
5.650%, 02/15/2019	450,000	543,488
Kimberly-Clark Corp.
7.500%, 11/01/2018	330,000	442,829
Kraft Foods, Inc.
6.750%, 02/19/2014	1,080,000	1,183,149
6.875%, 02/01/2038	280,000	366,636
PepsiCo, Inc.
4.000%, 03/05/2042	440,000	460,543
5.500%, 01/15/2040	430,000	541,409
Philip Morris International, Inc.
4.125%, 05/17/2021	520,000	580,241
6.875%, 03/17/2014	390,000	430,614

The accompanying notes are an integral part of the financial statements.

103

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Total Bond Market Trust A (continued)

	Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Consumer Staples (continued)
Safeway, Inc.
6.250%, 03/15/2014	$315,000	$337,945
The Kroger Company
3.900%, 10/01/2015	220,000	237,360
6.400%, 08/15/2017	500,000	598,013
Wal-Mart Stores, Inc.
1.625%, 04/15/2014	1,050,000	1,070,108
7.550%, 02/15/2030	590,000	885,175
Walgreen Company
5.250%, 01/15/2019	450,000	512,189

		16,832,900
Energy - 2.6%
Anadarko Petroleum Corp.
6.450%, 09/15/2036	400,000	462,994
Apache Corp.
3.625%, 02/01/2021	500,000	539,147
Canadian Natural Resources, Ltd.
6.250%, 03/15/2038	440,000	539,725
Devon Financing Corp. ULC
7.875%, 09/30/2031	260,000	372,212
Encana Corp.
6.500%, 08/15/2034	530,000	585,149
Energy Transfer Partners LP
6.700%, 07/01/2018	500,000	573,814
Ensco PLC
4.700%, 03/15/2021	590,000	643,113
Enterprise Products Operating LLC
4.850%, 08/15/2042	450,000	448,704
6.875%, 03/01/2033	250,000	301,970
EOG Resources, Inc.
4.100%, 02/01/2021	480,000	533,051
Halliburton Company
6.150%, 09/15/2019	720,000	890,426
Hess Corp.
8.125%, 02/15/2019	440,000	566,664
Kinder Morgan Energy Partners LP
5.625%, 02/15/2015	240,000	264,090
6.500%, 09/01/2039	280,000	320,172
Magellan Midstream Partners LP
6.550%, 07/15/2019	350,000	419,620
Noble Holding International, Ltd.
7.375%, 03/15/2014	370,000	404,513
Occidental Petroleum Corp.
4.100%, 02/01/2021	500,000	560,966
ONEOK Partners LP
6.650%, 10/01/2036	363,000	426,745
Pemex Project Funding Master Trust
6.625%, 06/15/2035	450,000	535,500
Petro-Canada
5.950%, 05/15/2035	315,000	351,879
Petrobras International Finance Company
5.375%, 01/27/2021	790,000	852,026
Petroleos Mexicanos
5.500%, 01/21/2021	500,000	565,000
Southern Natural Gas Company
4.400%, 06/15/2021	500,000	531,563
Statoil ASA
1.800%, 11/23/2016	960,000	982,821
Talisman Energy, Inc.
7.750%, 06/01/2019	300,000	368,297
The Williams Companies, Inc.
7.875%, 09/01/2021	303,000	382,929
Tosco Corp.
8.125%, 02/15/2030	543,000	815,370
TransCanada PipeLines, Ltd.
5.850%, 03/15/2036	630,000	789,631
Valero Energy Corp.
6.125%, 06/15/2017	475,000	553,144
7.500%, 04/15/2032	480,000	556,651
Weatherford International, Ltd.
5.500%, 02/15/2016	430,000	477,393
6.000%, 03/15/2018	355,000	404,943
Williams Partners LP
5.250%, 03/15/2020	610,000	685,808

		17,706,030
Financials - 7.8%
AEGON Funding Company LLC
5.750%, 12/15/2020	225,000	249,573
African Development Bank
6.875%, 10/15/2015	210,000	240,237
Allied World Assurance Company, Ltd.
7.500%, 08/01/2016	390,000	449,819
American Express Company
8.125%, 05/20/2019	490,000	652,848
American International Group, Inc.
6.250%, 05/01/2036	740,000	854,500
Asian Development Bank
5.593%, 07/16/2018	680,000	835,098
Bank of America Corp.
5.000%, 05/13/2021	530,000	547,195
5.420%, 03/15/2017	99,000	102,550
5.875%, 01/05/2021	580,000	633,675
Bank of Nova Scotia
2.900%, 03/29/2016	960,000	1,005,360
Barclays Bank PLC
5.125%, 01/08/2020	550,000	597,215
5.200%, 07/10/2014	330,000	347,719
BB&T Corp.
5.200%, 12/23/2015	450,000	495,310
5.700%, 04/30/2014	600,000	651,153
BNP Paribas
3.250%, 03/11/2015	950,000	958,033
Boston Properties LP
4.125%, 05/15/2021	480,000	504,539
Capital One Bank USA NA
8.800%, 07/15/2019	600,000	756,025
Chubb Corp.
5.750%, 05/15/2018	435,000	532,032
Citigroup, Inc.
5.875%, 05/29/2037	620,000	676,379
8.500%, 05/22/2019	460,000	568,421
CNA Financial Corp.
7.350%, 11/15/2019	440,000	520,832
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA
4.500%, 01/11/2021	1,000,000	1,061,735
Credit Suisse New York
5.500%, 05/01/2014	1,500,000	1,590,357
Credit Suisse USA, Inc.
4.875%, 01/15/2015	690,000	740,442
Deutsche Bank AG
3.250%, 01/11/2016	1,000,000	1,029,487
3.875%, 08/18/2014	850,000	885,040
European Investment Bank
4.625%, 05/15/2014 to 10/20/2015	3,169,000	3,424,898
Fifth Third Bancorp
3.625%, 01/25/2016	500,000	527,554
5.450%, 01/15/2017	590,000	645,510

The accompanying notes are an integral part of the financial statements.

104

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Total Bond Market Trust A (continued)

	Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
First Horizon National Corp.
5.375%, 12/15/2015	$500,000	$527,685
General Electric Capital Corp.
6.000%, 08/07/2019	350,000	409,768
6.875%, 01/10/2039	950,000	1,227,147
Hartford Financial Services Group, Inc.
5.950%, 10/15/2036	230,000	220,085
HCP, Inc.
5.375%, 02/01/2021	500,000	553,286
Health Care REIT, Inc.
4.950%, 01/15/2021	480,000	503,820
Hospitality Properties Trust
7.875%, 08/15/2014	410,000	443,477
HSBC Holdings PLC
6.500%, 09/15/2037	905,000	1,005,253
ING Bank NV
3.000%, 09/01/2015 (S)	450,000	444,658
International American Development Bank
2.250%, 07/15/2015	1,650,000	1,727,880
7.000%, 06/15/2025	265,000	379,706
International Bank for Reconstruction &
Development
0.500%, 11/26/2013	800,000	800,922
International Finance Corp.
3.000%, 04/22/2014	1,220,000	1,274,474
Jefferies Group, Inc.
5.125%, 04/13/2018	530,000	514,100
JPMorgan Chase & Company
4.750%, 05/01/2013	2,220,000	2,288,844
KeyCorp
3.750%, 08/13/2015	450,000	476,536
5.100%, 03/24/2021	500,000	558,052
Lincoln National Corp.
7.000%, 06/15/2040	300,000	354,275
Merrill Lynch & Company, Inc.
6.875%, 04/25/2018	397,000	444,432
7.750%, 05/14/2038	655,000	747,935
MetLife, Inc.
6.750%, 06/01/2016	300,000	351,903
Morgan Stanley
5.950%, 12/28/2017	865,000	888,907
6.625%, 04/01/2018	993,000	1,038,744
National Rural Utilities Cooperative
Finance Corp.
10.375%, 11/01/2018	360,000	521,896
Northern Trust Corp.
3.450%, 11/04/2020	480,000	514,837
Oesterreichische Kontrollbank AG
4.875%, 02/16/2016	485,000	543,714
PartnerRe Finance A LLC
6.875%, 06/01/2018	500,000	576,029
Plum Creek Timberlands LP
4.700%, 03/15/2021	300,000	311,923
PNC Funding Corp.
5.625%, 02/01/2017	450,000	500,901
6.700%, 06/10/2019	460,000	572,291
Prudential Financial, Inc.
3.875%, 01/14/2015	220,000	230,390
4.750%, 09/17/2015	440,000	473,780
5.375%, 06/21/2020	440,000	487,216
Simon Property Group LP
5.650%, 02/01/2020	650,000	758,700
5.875%, 03/01/2017	245,000	282,154
SLM Corp.
8.000%, 03/25/2020	600,000	657,000
SunTrust Banks, Inc.
6.000%, 09/11/2017	450,000	512,460
The Allstate Corp.
5.950%, 04/01/2036	455,000	553,016
The Bank of New York Mellon Corp.
2.500%, 01/15/2016	300,000	310,889
The Goldman Sachs Group, Inc.
5.500%, 11/15/2014	1,060,000	1,119,655
The Royal Bank of Scotland PLC
4.875%, 03/16/2015	1,240,000	1,283,249
The Travelers Companies, Inc.
5.900%, 06/02/2019	460,000	572,119
6.250%, 06/20/2016	370,000	435,562
U.S. Bank NA (3.778% to 04/29/2015 then
3 month LIBOR + 2.003%)
04/29/2020	450,000	470,211
Union Bank NA
5.950%, 05/11/2016	500,000	558,809
US Bancorp
2.450%, 07/27/2015	440,000	456,764
Ventas Realty LP
3.125%, 11/30/2015	300,000	305,476
Vornado Realty LP
4.250%, 04/01/2015	430,000	453,540
Westpac Banking Corp.
3.000%, 12/09/2015	740,000	765,901

		53,493,907
Health Care - 1.8%
Abbott Laboratories
4.125%, 05/27/2020	440,000	498,339
4.350%, 03/15/2014	540,000	574,169
Aetna, Inc.
3.950%, 09/01/2020	450,000	488,855
AstraZeneca PLC
5.900%, 09/15/2017	465,000	558,895
Baxter International, Inc.
5.900%, 09/01/2016	525,000	624,229
Becton, Dickinson and Company
3.250%, 11/12/2020	480,000	505,864
Bristol-Myers Squibb Company
6.800%, 11/15/2026	280,000	390,178
Cigna Corp.
4.000%, 02/15/2022	460,000	480,094
Covidien International Finance SA
6.000%, 10/15/2017	500,000	604,956
Eli Lilly & Company
7.125%, 06/01/2025	340,000	475,762
Express Scripts, Inc.
6.250%, 06/15/2014	300,000	328,048
Gilead Sciences, Inc.
4.500%, 04/01/2021	530,000	589,402
GlaxoSmithKline Capital, Inc.
6.375%, 05/15/2038	310,000	426,830
Howard Hughes Medical Institute
3.450%, 09/01/2014	470,000	499,050
Johnson & Johnson
2.150%, 05/15/2016	530,000	554,856
5.850%, 07/15/2038	365,000	506,999
Laboratory Corp. of America Holdings
4.625%, 11/15/2020	550,000	604,960
Life Technologies Corp.
5.000%, 01/15/2021	490,000	544,928
McKesson Corp.
4.750%, 03/01/2021	300,000	344,431

The accompanying notes are an integral part of the financial statements.

105

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Total Bond Market Trust A (continued)

	Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Health Care (continued)
Medtronic, Inc.
5.600%, 03/15/2019	$315,000	$382,213
Merck & Company, Inc.
5.300%, 12/01/2013	380,000	405,008
Pharmacia Corp.
6.500%, 12/01/2018	450,000	570,829
Quest Diagnostics, Inc.
5.450%, 11/01/2015	134,000	149,475
St. Jude Medical, Inc.
4.875%, 07/15/2019	230,000	263,092
UnitedHealth Group, Inc.
5.800%, 03/15/2036	510,000	630,100
WellPoint, Inc.
6.375%, 06/15/2037	170,000	214,555

		12,216,117
Industrials - 1.8%
Burlington Northern Santa Fe LLC
4.700%, 10/01/2019	370,000	415,760
7.000%, 02/01/2014	525,000	575,654
Canadian Pacific Railway Company
4.450%, 03/15/2023	470,000	499,596
Caterpillar Financial Services Corp.
6.125%, 02/17/2014	560,000	608,168
CSX Corp.
3.700%, 10/30/2020	530,000	559,119
6.250%, 04/01/2015	625,000	712,161
Emerson Electric Company
4.875%, 10/15/2019	340,000	402,099
Fluor Corp.
3.375%, 09/15/2021	510,000	535,726
GATX Corp.
4.750%, 05/15/2015	330,000	353,686
General Dynamics Corp.
5.250%, 02/01/2014	395,000	423,626
Honeywell International, Inc.
3.875%, 02/15/2014	445,000	469,726
Ingersoll-Rand Global Holding Company, Ltd.
6.875%, 08/15/2018	450,000	548,342
Koninklijke Philips Electronics NV
6.875%, 03/11/2038	500,000	656,828
L-3 Communications Corp.
4.750%, 07/15/2020	300,000	320,199
Norfolk Southern Corp.
4.837%, 10/01/2041	480,000	530,485
Pitney Bowes, Inc.
6.250%, 03/15/2019	250,000	263,503
Snap-On, Inc.
6.125%, 09/01/2021	470,000	572,911
Stanley Black & Decker, Inc.
6.150%, 10/01/2013	590,000	627,831
Tyco Electronics Group SA
6.550%, 10/01/2017	600,000	716,612
Tyco International Finance SA
8.500%, 01/15/2019	320,000	438,452
Union Pacific Corp.
4.000%, 02/01/2021	440,000	484,212
6.625%, 02/01/2029	390,000	514,393
United Technologies Corp.
6.125%, 02/01/2019	120,000	148,673
Waste Management, Inc.
7.375%, 03/11/2019	615,000	776,810

		12,154,572
Information Technology - 1.1%
Dell, Inc.
5.875%, 06/15/2019	300,000	353,144
eBay, Inc.
3.250%, 10/15/2020	470,000	492,700
Google, Inc.
3.625%, 05/19/2021	530,000	587,406
Hewlett-Packard Company
2.125%, 09/13/2015	450,000	453,824
3.750%, 12/01/2020	480,000	478,958
4.750%, 06/02/2014	475,000	502,258
International Business Machines Corp.
2.000%, 01/05/2016	650,000	671,370
4.000%, 06/20/2042	420,000	439,726
5.600%, 11/30/2039	21,000	27,409
Microsoft Corp.
2.950%, 06/01/2014	660,000	689,971
Motorola Solutions, Inc.
6.000%, 11/15/2017	340,000	386,346
Oracle Corp.
5.750%, 04/15/2018	570,000	691,926
SAIC, Inc.
4.450%, 12/01/2020	500,000	537,124
Xerox Corp.
5.650%, 05/15/2013	500,000	518,068
XLIT Group, Ltd.
5.750%, 10/01/2021	510,000	564,626

		7,394,856
Materials - 1.3%
Agrium, Inc.
6.750%, 01/15/2019	490,000	601,127
Alcoa, Inc.
6.750%, 07/15/2018	485,000	548,571
ArcelorMittal
6.750%, 03/01/2041	320,000	299,011
Barrick North America Finance LLC
4.400%, 05/30/2021	500,000	539,313
BHP Billiton Finance USA, Ltd.
6.500%, 04/01/2019	600,000	764,195
6.750%, 11/01/2013	159,000	171,526
Cliffs Natural Resources, Inc.
4.875%, 04/01/2021	530,000	520,902
CRH America, Inc.
8.125%, 07/15/2018	330,000	393,285
Newmont Mining Corp.
4.875%, 03/15/2042	440,000	429,640
Potash Corp. of Saskatchewan, Inc.
5.625%, 12/01/2040	300,000	371,787
PPG Industries, Inc.
3.600%, 11/15/2020	480,000	507,702
Praxair, Inc.
2.450%, 02/15/2022	470,000	464,031
Rio Tinto Finance USA PLC
4.750%, 03/22/2042	440,000	493,084
Rio Tinto Finance USA, Ltd.
5.200%, 11/02/2040	500,000	591,811
Teck Resources, Ltd.
6.250%, 07/15/2041	440,000	493,243
The Dow Chemical Company
5.700%, 05/15/2018	230,000	269,326
5.900%, 02/15/2015	350,000	390,343
9.400%, 05/15/2039	250,000	398,568
Vale Overseas, Ltd.
6.875%, 11/10/2039	520,000	608,286

		8,855,751

The accompanying notes are an integral part of the financial statements.

106

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Total Bond Market Trust A (continued)

	Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Telecommunication Services - 0.8%
American Tower Corp.
4.500%, 01/15/2018	$490,000	$518,190
AT&T Corp.
8.000%, 11/15/2031	13,000	19,281
British Telecommunications PLC
9.625%, 12/15/2030	250,000	376,335
CenturyLink, Inc.
7.650%, 03/15/2042	440,000	427,487
Telecom Italia Capital SA
7.721%, 06/04/2038	450,000	393,750
Telefonica Emisiones SAU
7.045%, 06/20/2036	450,000	393,807
Telefonica Europe BV
8.250%, 09/15/2030	500,000	484,034
Verizon Communications, Inc.
4.600%, 04/01/2021	1,070,000	1,227,277
Verizon Wireless Capital LLC
7.375%, 11/15/2013	470,000	510,323
8.500%, 11/15/2018	380,000	520,257
Vodafone Group PLC
5.450%, 06/10/2019	480,000	576,346

		5,447,087
Utilities - 1.9%
CenterPoint Energy Resources Corp.
4.500%, 01/15/2021	319,000	348,489
Consolidated Edison Company of New
York, Inc.
7.125%, 12/01/2018	390,000	505,218
Constellation Energy Group, Inc.
5.150%, 12/01/2020	490,000	542,775
DTE Energy Company
6.350%, 06/01/2016	330,000	383,516
Duke Energy Carolinas LLC
6.000%, 01/15/2038	300,000	395,535
7.000%, 11/15/2018	390,000	505,622
Entergy Corp.
5.125%, 09/15/2020	470,000	488,282
Exelon Generation Company LLC
6.250%, 10/01/2039	220,000	238,605
Florida Power & Light Company
5.650%, 02/01/2037	460,000	586,666
Georgia Power Company
5.950%, 02/01/2039	455,000	586,252
Hydro Quebec
8.400%, 01/15/2022	150,000	217,008
NextEra Energy Capital Holdings, Inc.
7.875%, 12/15/2015	395,000	473,338
NiSource Finance Corp.
6.800%, 01/15/2019	500,000	599,736
Oncor Electric Delivery Company LLC
7.500%, 09/01/2038	260,000	331,730
Pacific Gas & Electric Company
6.050%, 03/01/2034	390,000	492,054
6.250%, 12/01/2013	620,000	667,028
PacifiCorp
6.000%, 01/15/2039	450,000	592,044
Peco Energy Company
5.000%, 10/01/2014	600,000	650,750
Pennsylvania Electric Company
5.200%, 04/01/2020	450,000	507,951
PPL WEM Holdings PLC
5.375%, 05/01/2021 (S)	530,000	571,430
Progress Energy, Inc.
4.400%, 01/15/2021	490,000	545,174
Public Service Electric & Gas Company
6.330%, 11/01/2013	525,000	563,022
San Diego Gas & Electric Company
6.125%, 09/15/2037	272,000	379,581
Southern Company
2.375%, 09/15/2015	790,000	813,999
Southwestern Public Service Company
8.750%, 12/01/2018	355,000	479,276
Virginia Electric and Power Company
8.875%, 11/15/2038	240,000	401,223
Wisconsin Electric Power Company
6.000%, 04/01/2014	360,000	392,513

		13,258,817

TOTAL CORPORATE BONDS (Cost $142,487,103)		$159,141,053

Municipal Bonds - 1.2%
Bay Area Toll Authority (California)
6.907%, 10/01/2050	450,000	634,302
Illinois State Toll Highway Authority
6.184%, 01/01/2034	300,000	371,052
Maryland State Transportation Authority
5.888%, 07/01/2043	430,000	558,785
Metropolitan Washington Airports Authority
(District of Columbia) 7.462%, 10/01/2046	240,000	284,856
Municipal Electric Authority of Georgia
6.637%, 04/01/2057	450,000	524,768
New York State Dormitory Authority
5.628%, 03/15/2039	470,000	564,992
New York State Urban Development Corp.
5.770%, 03/15/2039	440,000	544,900
North Carolina Turnpike Authority
6.700%, 01/01/2039	400,000	465,304
State of California 7.300%, 10/01/2039	590,000	737,052
State of Illinois 7.350%, 07/01/2035	420,000	486,599
State of Texas 5.517%, 04/01/2039	380,000	494,300
State of Utah
3.539%, 07/01/2025	560,000	624,260
4.554%, 07/01/2024	220,000	261,089
State of Washington 5.481%, 08/01/2039	220,000	275,796
Texas Transportation Commission
5.178%, 04/01/2030	450,000	549,203
University of California 5.770%, 05/15/2043	500,000	610,180

TOTAL MUNICIPAL BONDS (Cost $6,800,748)		$7,987,438

COLLATERALIZED MORTGAGE
OBLIGATIONS - 2.2%
Commercial & Residential - 2.2%
Banc of America Commercial Mortgage, Inc.
Series 2006-5, Class A3,
5.390%, 09/10/2047	880,000	925,979
Series 2006-1, Class AM,
5.421%, 09/10/2045 (P)	200,000	216,006
Series 2006-4, Class A4,
5.634%, 07/10/2046	580,000	653,889
Series 2006-3, Class A4,
5.889%, 07/10/2044 (P)	1,300,000	1,467,915
Bear Stearns Commercial Mortgage Securities
Series 2006-PW11, Class AM,
5.619%, 03/11/2039 (P)	200,000	216,221
Series 2006-PW12, Class A4,
5.901%, 09/11/2038 (P)	745,000	846,348

The accompanying notes are an integral part of the financial statements.

107

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Total Bond Market Trust A (continued)

	Shares or Principal Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Citigroup/Deutsche Bank
Commercial Mortgage Trust
Series 2006-CD2, Class A4,
5.482%, 01/15/2046 (P)	$1,310,000	$1,458,132
Series 2006-CD2, Class AM,
5.529%, 01/15/2046 (P)	200,000	208,228
Credit Suisse First Boston Mortgage
Securities Corp., Series 2005-C3, Class A3
4.645%, 07/15/2037	192,080	198,676
GE Capital Commercial Mortgage Corp.,
Series 2005-C1, Class A3
4.578%, 06/10/2048	494,340	500,071
JPMorgan Chase Commercial
Mortgage Securities Corp.
Series 2004-CBX, Class A6,
4.899%, 01/12/2037	1,170,000	1,257,876
Series 2005-CB11, Class A3,
5.197%, 08/12/2037	442,512	453,479
Series 2005-LDP5, Class A4,
5.362%, 12/15/2044 (P)	860,000	962,123
Series 2006-LDP8, Class AM,
5.440%, 05/15/2045	485,000	520,706
Series 2006-LDP8, Class A3B,
5.447%, 05/15/2045	205,000	213,524
LB Commercial Conduit Mortgage Trust,
Series 2007-C3, Class A4
6.109%, 07/15/2044 (P)	1,290,000	1,488,608
LB-UBS Commercial Mortgage Trust,
Series 2007-C2, Class A3
5.430%, 02/15/2040	1,400,000	1,563,225
Merrill Lynch Mortgage Trust,
Series 2008-C1, Class A4
5.690%, 02/12/2051	460,000	523,800
Morgan Stanley Capital I, Series 2006-T23,
Class A2 5.918%, 08/12/2041 (P)	259,085	262,880
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C17, Class A4
5.083%, 03/15/2042 (P)	750,000	813,061

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $12,963,470)		$14,750,747

ASSET BACKED SECURITIES - 0.2%
Chase Issuance Trust, Series 2008-A4,
Class A4 4.650%, 03/15/2015	885,000	911,261
Mercedes-Benz Auto Receivables Trust,
Series 2009-1, Class A3
1.670%, 01/15/2014	215,026	215,839
Volkswagen Auto Loan
Enhanced Trust 0.850%, 08/22/2016	500,000	501,784

TOTAL ASSET BACKED SECURITIES (Cost $1,663,194)		$1,628,884

SHORT-TERM INVESTMENTS - 1.3%
Money Market Funds - 1.3%
State Street Institutional U.S. Government
Money Market Fund, 0.0317% (Y)	9,131,521	9,131,521

TOTAL SHORT-TERM INVESTMENTS (Cost $9,131,521)		$9,131,521

Total Investments (Total Bond Market Trust A)
(Cost $638,915,790) - 100.7%		$691,665,383
Other assets and liabilities, net - (0.7%)		(4,655,315)

TOTAL NET ASSETS - 100.0%		$687,010,068

Total Bond Market Trust B

	Shares or Principal Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 68.5%
U.S. Government - 36.5%
U.S. Treasury Bonds
3.125%, 02/15/2042	$160,000	$172,175
3.750%, 08/15/2041	1,100,000	1,328,766
3.875%, 08/15/2040	1,100,000	1,356,438
4.250%, 05/15/2039 to 11/15/2040	1,060,000	1,388,253
4.375%, 02/15/2038 to 05/15/2041	805,000	1,073,762
4.625%, 02/15/2040	1,400,000	1,939,657
7.500%, 11/15/2016	1,270,000	1,643,459
7.875%, 02/15/2021	1,100,000	1,683,773
8.750%, 08/15/2020	1,400,000	2,209,375
9.250%, 02/15/2016	3,550,000	4,656,045
11.250%, 02/15/2015	2,010,000	2,576,726
U.S. Treasury Notes
0.125%, 12/31/2013	1,200,000	1,196,860
0.250%, 10/31/2013 to 05/31/2014	6,800,000	6,793,699
1.000%, 10/31/2016 to 03/31/2017	4,550,000	4,615,427
1.250%, 04/30/2019	1,000,000	1,011,641
1.500%, 12/31/2013	500,000	508,906
1.750%, 01/31/2014 to 05/15/2022	2,260,000	2,304,474
1.875%, 02/28/2014 to 04/30/2014	1,370,000	1,407,930
2.000%, 11/30/2013 to 02/15/2022	5,500,000	5,661,444
2.125%, 11/30/2014 to 05/31/2015	2,500,000	2,611,728
2.625%, 11/15/2020	2,500,000	2,750,000
3.000%, 02/28/2017	3,300,000	3,648,563
3.125%, 10/31/2016 to 05/15/2021	2,200,000	2,456,470
3.250%, 06/30/2016	3,650,000	4,034,389

		59,029,960
U.S. Government Agency - 32.0%
Federal Farm Credit Bank
3.875%, 10/07/2013	300,000	313,419
4.875%, 12/16/2015	300,000	343,211
Federal Home Loan Bank
3.875%, 06/14/2013	1,320,000	1,365,181
5.500%, 07/15/2036	190,000	257,049
Federal Home Loan Mortgage Corp.
2.500%, 05/27/2016	330,000	352,168
3.185%, 02/01/2037 (P)	289,078	305,806
3.500%, 12/01/2025	845,971	897,491
4.000%, 02/01/2024 to 09/01/2040	1,778,355	1,884,887
4.500%, 05/01/2024 to 07/01/2041	1,649,617	1,772,197
5.000%, 06/01/2023 to 10/01/2040	1,439,505	1,563,654
5.500%, 08/23/2017 to 01/01/2038	1,348,767	1,539,724
5.805%, 08/01/2037 (P)	504,294	529,656
6.000%, 06/01/2022 to 01/01/2038	245,029	268,244
6.250%, 07/15/2032	450,000	670,356
6.500%, 07/01/2016 to 09/01/2038	395,167	441,696
7.000%, 02/01/2016 to 04/01/2032	73,832	83,647
7.500%, 02/01/2016 to 03/01/2032	31,730	36,969
8.000%, 02/01/2030	5,140	6,048
Federal National Mortgage Association
2.289%, 01/01/2035 (P)	1,312,639	1,384,152
2.912%, 04/01/2037 (P)	1,282,485	1,363,421
3.000%, 01/01/2027	462,960	485,449
3.223%, 04/01/2036 (P)	193,367	206,000
3.500%, 12/01/2040	484,066	509,153
4.000%, TBA	1,000,000	1,064,412
4.000%, 08/01/2020 to 01/01/2042	2,832,778	3,015,158
4.500%, 12/01/2020 to 02/01/2041	4,708,998	5,050,154
5.000%, 07/01/2020 to 04/01/2039	4,283,807	4,651,369
5.500%, 08/01/2021 to 09/01/2036	5,362,815	5,886,636
6.000%, 10/01/2013 to 08/01/2038	2,736,719	3,030,617
6.500%, 02/01/2015 to 02/01/2036	926,587	1,041,547
7.000%, 12/01/2012 to 10/01/2032	138,251	156,894

The accompanying notes are an integral part of the financial statements.

108

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Total Bond Market Trust B (continued)

	Shares or Principal Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage
Association (continued)
7.125%, 01/15/2030	$209,000	$327,984
7.250%, 05/15/2030	450,000	719,339
7.500%, 10/01/2015 to 08/01/2031	59,189	68,976
8.000%, 08/01/2030 to 09/01/2031	19,141	22,672
8.500%, 09/01/2030	2,913	3,475
Government National Mortgage Association
4.000%, 11/15/2026 to 10/15/2040	1,671,410	1,825,106
4.500%, 05/15/2019 to 10/20/2040	2,346,107	2,576,887
5.000%, 05/15/2018 to 07/20/2040	1,158,571	1,279,330
5.500%, 11/15/2032 to 01/15/2039	1,629,403	1,808,543
6.000%, 04/15/2017 to 10/15/2038	1,197,657	1,342,666
6.500%, 01/15/2016 to 12/15/2038	319,142	364,543
7.000%, 08/15/2029 to 05/15/2032	109,066	126,156
7.500%, 08/15/2029 to 01/15/2031	35,364	41,271
8.000%, 04/15/2031	9,436	10,552
8.500%, 09/15/2030	6,320	7,531
9.000%, 01/15/2031	3,748	4,548
Tennessee Valley Authority
3.875%, 02/15/2021	100,000	115,619
6.750%, 11/01/2025	260,000	380,087
The Financing Corp. 8.600%, 09/26/2019	150,000	219,532

		51,721,182

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $101,575,499)		$110,751,142

FOREIGN GOVERNMENT
OBLIGATIONS - 2.6%
Brazil - 0.4%
Federative Republic of Brazil
5.875%, 01/15/2019	105,000	126,735
6.000%, 01/17/2017	410,000	482,980
7.125%, 01/20/2037	50,000	72,125

		681,840
Canada - 0.9%
Export Development Canada
3.500%, 05/16/2013	95,000	97,628
Province of British Columbia
6.500%, 01/15/2026	100,000	144,666
Province of Manitoba
9.625%, 12/01/2018	300,000	426,853
Province of New Brunswick
5.200%, 02/21/2017	80,000	94,165
Province of Nova Scotia
5.125%, 01/26/2017	85,000	99,551
Province of Ontario
4.500%, 02/03/2015	350,000	382,788
Province of Quebec
7.125%, 02/09/2024	150,000	208,172
7.500%, 07/15/2023	100,000	142,160

		1,595,983
Chile - 0.0%
Republic of Chile
3.875%, 08/05/2020	60,000	66,600
Colombia - 0.1%
Republic of Colombia
4.375%, 07/12/2021	150,000	168,450
Israel - 0.1%
Government of Israel
5.125%, 03/26/2019	90,000	102,228
5.500%, 09/18/2023	75,000	98,234

		200,462
Italy - 0.2%
Republic of Italy
6.875%, 09/27/2023	300,000	304,320
Japan - 0.1%
Japan Bank for International Cooperation
2.250%, 07/13/2016	120,000	125,713
Mexico - 0.3%
Government of Mexico
5.950%, 03/19/2019	415,000	505,885
Panama - 0.1%
Republic of Panama
6.700%, 01/26/2036	60,000	81,000
Peru - 0.1%
Republic of Peru
7.125%, 03/30/2019	120,000	154,200
Poland - 0.1%
Republic of Poland
6.375%, 07/15/2019	110,000	129,562
South Africa - 0.1%
Republic of South Africa
5.500%, 03/09/2020	100,000	115,250
Sweden - 0.1%
Svensk Exportkredit AB
3.250%, 09/16/2014	130,000	136,506

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $3,809,522)		$4,265,771

CORPORATE BONDS - 22.2%
Consumer Discretionary - 1.6%
CBS Corp.
8.875%, 05/15/2019	80,000	105,837
Comcast Corp.
5.700%, 07/01/2019	80,000	95,136
COX Communications, Inc.
9.375%, 01/15/2019 (S)	125,000	167,437
DIRECTV Holdings LLC
5.150%, 03/15/2042	50,000	50,391
6.375%, 03/01/2041	60,000	68,783
Discovery Communications LLC
5.625%, 08/15/2019	60,000	70,268
Family Dollar Stores, Inc.
5.000%, 02/01/2021	55,000	59,122
Grupo Televisa SAB
6.625%, 01/15/2040	40,000	48,779
Harley-Davidson Funding Corp.
5.750%, 12/15/2014 (S)	60,000	64,980
Home Depot, Inc.
5.875%, 12/16/2036	70,000	89,731
Lowe’s Companies, Inc.
6.100%, 09/15/2017	180,000	215,437
McDonald’s Corp.
5.000%, 02/01/2019	50,000	59,093
News America, Inc.
6.650%, 11/15/2037	175,000	204,521
O’Reilly Automotive, Inc.
4.875%, 01/14/2021	50,000	53,787

The accompanying notes are an integral part of the financial statements.

109

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Total Bond Market Trust B (continued)

	Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Target Corp.
6.500%, 10/15/2037	$100,000	$133,361
TCI Communications, Inc.
7.125%, 02/15/2028	110,000	137,614
The Walt Disney Company
5.625%, 09/15/2016	90,000	105,874
Time Warner Cable, Inc.
4.125%, 02/15/2021	60,000	63,729
Time Warner Companies, Inc.
7.250%, 10/15/2017	100,000	124,684
Time Warner Entertainment Company LP
8.375%, 07/15/2033	200,000	271,196
Time Warner, Inc.
7.625%, 04/15/2031	75,000	96,969
Toyota Motor Credit Corp.
3.400%, 09/15/2021	60,000	63,148
Viacom, Inc.
4.250%, 09/15/2015	40,000	43,615
4.500%, 03/01/2021	120,000	133,049
Volkswagen International Finance NV
2.875%, 04/01/2016 (S)	60,000	62,399

		2,588,940
Consumer Staples - 2.2%
Altria Group, Inc.
8.500%, 11/10/2013	80,000	87,892
9.250%, 08/06/2019	160,000	222,410
9.950%, 11/10/2038	50,000	79,592
Anheuser-Busch InBev Worldwide, Inc.
6.875%, 11/15/2019	120,000	154,907
7.750%, 01/15/2019	105,000	138,754
Bottling Group LLC
5.125%, 01/15/2019	105,000	123,720
Brown-Forman Corp.
2.500%, 01/15/2016	50,000	52,308
5.000%, 02/01/2014	105,000	111,943
Clorox Company
5.950%, 10/15/2017	95,000	110,540
ConAgra Foods, Inc.
5.819%, 06/15/2017	62,000	71,076
9.750%, 03/01/2021	63,000	86,053
CVS Caremark Corp.
4.125%, 05/15/2021	60,000	65,705
6.125%, 08/15/2016	105,000	122,865
CVS Pass-Through Trust
8.353%, 07/10/2031 (S)	94,706	123,901
Diageo Capital PLC
4.828%, 07/15/2020	95,000	110,770
General Mills, Inc.
5.650%, 02/15/2019	85,000	102,659
Kellogg Company
4.150%, 11/15/2019	30,000	33,437
Kimberly-Clark Corp.
7.500%, 11/01/2018	80,000	107,352
Kraft Foods, Inc.
6.125%, 02/01/2018	90,000	107,901
6.750%, 02/19/2014	85,000	93,118
6.875%, 02/01/2038	40,000	52,377
PepsiCo, Inc.
4.000%, 03/05/2042	50,000	52,334
5.500%, 01/15/2040	60,000	75,545
Philip Morris International, Inc.
4.125%, 05/17/2021	60,000	66,951
6.875%, 03/17/2014	90,000	99,373
Safeway, Inc.
6.350%, 08/15/2017	135,000	151,441
Tate & Lyle International Finance PLC
5.000%, 11/15/2014 (S)	90,000	95,333
The Coca-Cola Company
3.150%, 11/15/2020	60,000	64,331
The Kroger Company
3.900%, 10/01/2015	40,000	43,156
6.400%, 08/15/2017	100,000	119,603
The Procter & Gamble Company
5.500%, 02/01/2034	50,000	64,183
Wal-Mart Stores, Inc.
4.125%, 02/01/2019	100,000	113,950
6.200%, 04/15/2038	125,000	170,266
7.550%, 02/15/2030	110,000	165,033
Walgreen Company
5.250%, 01/15/2019	105,000	119,511

		3,560,290
Energy - 2.7%
Anadarko Petroleum Corp.
6.450%, 09/15/2036	80,000	92,599
Apache Corp.
6.000%, 09/15/2013	75,000	79,755
BP Capital Markets PLC
5.250%, 11/07/2013	80,000	84,774
Canadian Natural Resources, Ltd.
6.250%, 03/15/2038	70,000	85,865
Cenovus Energy, Inc.
5.700%, 10/15/2019	40,000	47,155
Chevron Corp.
4.950%, 03/03/2019	90,000	108,534
ConocoPhillips
5.750%, 02/01/2019	100,000	122,021
DCP Midstream LLC
9.700%, 12/01/2013 (S)	90,000	98,943
9.750%, 03/15/2019 (S)	95,000	123,223
Devon Financing Corp. ULC
7.875%, 09/30/2031	40,000	57,263
Enbridge Energy Partners LP
9.875%, 03/01/2019	125,000	164,102
Energy Transfer Partners LP
6.500%, 02/01/2042	50,000	53,647
Ensco PLC
4.700%, 03/15/2021	60,000	65,401
Enterprise Products Operating LLC
4.850%, 08/15/2042	50,000	49,856
9.750%, 01/31/2014	60,000	67,698
EOG Resources, Inc.
4.100%, 02/01/2021	60,000	66,631
Hess Corp.
8.125%, 02/15/2019	60,000	77,272
Kinder Morgan Energy Partners LP
6.375%, 03/01/2041	60,000	68,494
6.500%, 09/01/2039	40,000	45,739
9.000%, 02/01/2019	60,000	77,547
Nabors Industries, Inc.
9.250%, 01/15/2019	105,000	136,394
Nexen, Inc.
6.200%, 07/30/2019	120,000	139,074
Noble Holding International, Ltd.
6.050%, 03/01/2041	50,000	54,413
7.375%, 03/15/2014	100,000	109,328
Occidental Petroleum Corp.
4.100%, 02/01/2021	50,000	56,097

The accompanying notes are an integral part of the financial statements.

110

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Total Bond Market Trust B (continued)

	Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
ONEOK Partners LP
6.650%, 10/01/2036	$85,000	$99,927
Pemex Project Funding Master Trust
7.375%, 12/15/2014	260,000	295,100
Petro-Canada
5.950%, 05/15/2035	70,000	78,195
6.050%, 05/15/2018	125,000	147,994
Petrobras International Finance Company
6.750%, 01/27/2041	80,000	93,955
8.375%, 12/10/2018	90,000	112,302
Petroleos Mexicanos
5.500%, 01/21/2021	70,000	79,100
Plains All American Pipeline LP
8.750%, 05/01/2019	60,000	79,179
Shell International Finance BV
6.375%, 12/15/2038	90,000	127,529
Statoil ASA
1.800%, 11/23/2016	100,000	102,377
Talisman Energy, Inc.
3.750%, 02/01/2021	60,000	60,174
6.250%, 02/01/2038	110,000	119,054
The Williams Companies, Inc.
7.875%, 09/01/2021	37,000	46,760
Tosco Corp.
8.125%, 02/15/2030	110,000	165,176
Total Capital SA
3.125%, 10/02/2015	40,000	42,461
4.125%, 01/28/2021	40,000	44,429
4.250%, 12/15/2021	60,000	67,120
TransCanada PipeLines, Ltd.
5.850%, 03/15/2036	85,000	106,538
Valero Energy Corp.
6.125%, 06/15/2017	100,000	116,451
7.500%, 04/15/2032	30,000	34,791
Weatherford International, Ltd.
5.500%, 02/15/2016	120,000	133,226
Williams Partners LP
5.250%, 03/15/2020	90,000	101,185

		4,384,848
Financials - 7.3%
AEGON Funding Company LLC
5.750%, 12/15/2020	50,000	55,461
African Development Bank
6.875%, 10/15/2015	35,000	40,040
Allied World Assurance Company, Ltd.
7.500%, 08/01/2016	115,000	132,639
American Express Company
8.125%, 05/20/2019	50,000	66,617
American Express Credit Corp.
7.300%, 08/20/2013	100,000	106,922
American International Group, Inc.
5.450%, 05/18/2017	120,000	130,326
6.250%, 05/01/2036	60,000	69,284
Asian Development Bank
5.593%, 07/16/2018	250,000	307,021
Banco Bradesco SA
4.125%, 05/16/2016 (S)	200,000	206,500
Bank of America Corp.
5.000%, 05/13/2021	50,000	51,622
5.875%, 01/05/2021	60,000	65,553
6.500%, 08/01/2016	80,000	87,882
Bank of Nova Scotia
2.900%, 03/29/2016	100,000	104,725
Barclays Bank PLC
5.125%, 01/08/2020	100,000	108,585
BB&T Corp.
5.200%, 12/23/2015	105,000	115,572
Berkshire Hathaway Finance Corp.
4.250%, 01/15/2021	60,000	66,080
5.400%, 05/15/2018	105,000	124,069
Berkshire Hathaway, Inc.
3.200%, 02/11/2015	120,000	127,431
BNP Paribas
3.250%, 03/11/2015	120,000	121,015
Boston Properties LP
4.125%, 05/15/2021	60,000	63,067
BRE Properties, Inc.
5.200%, 03/15/2021	60,000	65,470
Burlington Northern Santa Fe LLC
4.400%, 03/15/2042	50,000	50,424
Capital One Financial Corp.
7.375%, 05/23/2014	110,000	120,848
Chubb Corp.
5.750%, 05/15/2018	50,000	61,153
Citigroup, Inc.
5.875%, 02/22/2033	220,000	213,013
8.500%, 05/22/2019	80,000	98,856
CNA Financial Corp.
7.350%, 11/15/2019	60,000	71,022
Credit Suisse USA, Inc.
4.875%, 01/15/2015	125,000	134,138
Deutsche Bank AG
3.875%, 08/18/2014	130,000	135,359
4.875%, 05/20/2013	110,000	113,255
Discover Financial Services
5.200%, 04/27/2022 (S)	120,000	125,626
European Bank For Reconstruction &
Development
1.625%, 09/03/2015	70,000	71,713
European Investment Bank
2.375%, 03/14/2014	210,000	216,032
2.875%, 09/15/2020	200,000	207,671
4.625%, 05/15/2014 to 10/20/2015	305,000	333,392
4.875%, 01/17/2017	200,000	230,238
First Horizon National Corp.
5.375%, 12/15/2015	50,000	52,769
General Electric Capital Corp.
6.000%, 08/07/2019	60,000	70,246
6.750%, 03/15/2032	230,000	285,084
6.875%, 01/10/2039	105,000	135,632
Hartford Financial Services Group, Inc.
5.950%, 10/15/2036	50,000	47,845
Health Care REIT, Inc.
4.950%, 01/15/2021	60,000	62,977
Hospitality Properties Trust
7.875%, 08/15/2014	70,000	75,716
HSBC Holdings PLC
6.500%, 09/15/2037	205,000	227,709
International American Development Bank
7.000%, 06/15/2025	60,000	85,971
International Bank for Reconstruction &
Development
8.625%, 10/15/2016	100,000	130,931
Jefferies Group, Inc.
5.125%, 04/13/2018	60,000	58,200
JPMorgan Chase & Company
4.350%, 08/15/2021	110,000	116,181
4.750%, 05/01/2013	125,000	128,876

The accompanying notes are an integral part of the financial statements.

111

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Total Bond Market Trust B (continued)

	Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
JPMorgan Chase & Company (continued)
6.400%, 05/15/2038	$125,000	$150,479
Kemper Corp.
6.000%, 11/30/2015	120,000	125,811
KeyCorp
3.750%, 08/13/2015	60,000	63,538
6.500%, 05/14/2013	125,000	130,936
Kimco Realty Corp.
6.875%, 10/01/2019	60,000	71,828
Kreditanstalt fuer Wiederaufbau
4.375%, 03/15/2018	360,000	418,824
5.125%, 03/14/2016	100,000	115,272
Landwirtschaftliche Rentenbank
5.125%, 02/01/2017	75,000	87,869
Merrill Lynch & Company, Inc.
6.875%, 04/25/2018 to 11/15/2018	180,000	201,640
7.750%, 05/14/2038	125,000	142,736
MetLife, Inc.
6.817%, 08/15/2018	190,000	231,861
Moody’s Corp.
5.500%, 09/01/2020	60,000	64,905
Morgan Stanley
7.300%, 05/13/2019	110,000	118,891
Nomura Holdings, Inc.
4.125%, 01/19/2016	110,000	111,971
Northern Trust Corp.
3.450%, 11/04/2020	60,000	64,355
Oesterreichische Kontrollbank AG
4.875%, 02/16/2016	50,000	56,053
PartnerRe Finance B LLC
5.500%, 06/01/2020	60,000	63,339
PNC Funding Corp.
4.250%, 09/21/2015	40,000	43,476
5.625%, 02/01/2017	80,000	89,049
6.700%, 06/10/2019	80,000	99,529
ProLogis LP
5.625%, 11/15/2016	185,000	203,427
Prudential Financial, Inc.
3.875%, 01/14/2015	30,000	31,417
4.750%, 04/01/2014 to 09/17/2015	175,000	185,815
5.375%, 06/21/2020	60,000	66,439
Reinsurance Group of America, Inc.
5.000%, 06/01/2021	50,000	52,189
Royal Bank of Canada
2.100%, 07/29/2013	160,000	162,663
Senior Housing Properties Trust
4.300%, 01/15/2016	110,000	110,138
Simon Property Group LP
5.875%, 03/01/2017	80,000	92,132
SLM Corp.
7.250%, 01/25/2022	50,000	52,875
8.000%, 03/25/2020	90,000	98,550
SunTrust Banks, Inc.
6.000%, 09/11/2017	105,000	119,574
The Allstate Corp.
5.950%, 04/01/2036	100,000	121,542
The Bear Stearns Companies LLC
7.250%, 02/01/2018	160,000	191,374
The Goldman Sachs Group, Inc.
5.500%, 11/15/2014	100,000	105,628
6.125%, 02/15/2033	125,000	128,500
6.150%, 04/01/2018	185,000	200,652
7.500%, 02/15/2019	240,000	273,841
The Travelers Companies, Inc.
5.900%, 06/02/2019	80,000	99,499
Travelers Property Casualty Corp.
7.750%, 04/15/2026	50,000	67,163
UBS AG
5.750%, 04/25/2018	185,000	205,037
US Bancorp
2.450%, 07/27/2015	60,000	62,286
Ventas Realty LP
4.750%, 06/01/2021	60,000	62,374
Vornado Realty LP
4.250%, 04/01/2015	60,000	63,285
WEA Finance LLC
7.500%, 06/02/2014 (S)	150,000	163,678
Wells Fargo & Company
5.000%, 11/15/2014	105,000	112,325
5.625%, 12/11/2017	185,000	216,133
Westpac Banking Corp.
3.000%, 12/09/2015	80,000	82,800
Willis North America, Inc.
7.000%, 09/29/2019	50,000	57,976
Xstrata Finance Canada, Ltd.
5.800%, 11/15/2016 (S)	105,000	117,337

		11,835,769
Health Care - 1.5%
Abbott Laboratories
4.125%, 05/27/2020	60,000	67,955
4.350%, 03/15/2014	120,000	127,593
Aetna, Inc.
3.950%, 09/01/2020	60,000	65,181
6.000%, 06/15/2016	105,000	121,975
Amgen, Inc.
5.150%, 11/15/2041	100,000	104,536
5.700%, 02/01/2019	50,000	58,944
5.750%, 03/15/2040	40,000	44,611
AstraZeneca PLC
5.900%, 09/15/2017	105,000	126,202
Baxter International, Inc.
5.900%, 09/01/2016	50,000	59,450
Becton, Dickinson and Company
3.250%, 11/12/2020	60,000	63,233
Bristol-Myers Squibb Company
6.800%, 11/15/2026	55,000	76,642
Cigna Corp.
4.000%, 02/15/2022	50,000	52,184
Covidien International Finance SA
6.000%, 10/15/2017	110,000	133,090
Eli Lilly & Company
7.125%, 06/01/2025	80,000	111,944
Gilead Sciences, Inc.
4.500%, 04/01/2021	60,000	66,725
GlaxoSmithKline Capital, Inc.
4.375%, 04/15/2014	105,000	111,861
6.375%, 05/15/2038	50,000	68,844
Howard Hughes Medical Institute
3.450%, 09/01/2014	70,000	74,327
Johnson & Johnson
2.150%, 05/15/2016	50,000	52,345
5.850%, 07/15/2038	100,000	138,904
Life Technologies Corp.
5.000%, 01/15/2021	60,000	66,726
Novartis Securities Investment, Ltd.
5.125%, 02/10/2019	80,000	95,432
Pharmacia Corp.
6.500%, 12/01/2018	105,000	133,193

The accompanying notes are an integral part of the financial statements.

112

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Total Bond Market Trust B (continued)

	Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Health Care (continued)
Quest Diagnostics, Inc.
5.450%, 11/01/2015	$30,000	$33,465
St. Jude Medical, Inc.
4.875%, 07/15/2019	50,000	57,194
UnitedHealth Group, Inc.
4.375%, 03/15/2042	50,000	52,518
4.875%, 03/15/2015	12,000	13,149
5.800%, 03/15/2036	40,000	49,420
WellPoint, Inc.
6.375%, 06/15/2037	175,000	220,865

		2,448,508
Industrials - 1.7%
Burlington Northern Santa Fe LLC
4.700%, 10/01/2019	60,000	67,421
7.000%, 02/01/2014	125,000	137,061
Canadian Pacific Railway Company
4.450%, 03/15/2023	60,000	63,778
Caterpillar Financial Services Corp.
6.125%, 02/17/2014	100,000	108,601
Caterpillar, Inc.
5.200%, 05/27/2041	50,000	60,731
7.900%, 12/15/2018	95,000	128,177
CSX Corp.
6.250%, 04/01/2015	100,000	113,946
7.375%, 02/01/2019	105,000	134,014
Emerson Electric Company
4.875%, 10/15/2019	80,000	94,612
ERAC USA Finance LLC
5.250%, 10/01/2020 (S)	60,000	66,865
FedEx Corp.
8.000%, 01/15/2019	50,000	65,938
Fluor Corp.
3.375%, 09/15/2021	60,000	63,027
General Dynamics Corp.
5.250%, 02/01/2014	90,000	96,522
Honeywell International, Inc.
3.875%, 02/15/2014	85,000	89,723
Ingersoll-Rand Global Holding Company, Ltd.
6.875%, 08/15/2018	110,000	134,039
Northrop Grumman Corp.
3.500%, 03/15/2021	150,000	158,643
Pitney Bowes, Inc.
6.250%, 03/15/2019	50,000	52,701
Snap-On, Inc.
6.125%, 09/01/2021	70,000	85,327
Stanley Black & Decker, Inc.
6.150%, 10/01/2013	60,000	63,847
The Boeing Company
8.750%, 09/15/2031	90,000	138,842
Tyco Electronics Group SA
6.550%, 10/01/2017	200,000	238,871
Union Pacific Corp.
4.000%, 02/01/2021	60,000	66,029
6.625%, 02/01/2029	85,000	112,111
United Technologies Corp.
5.375%, 12/15/2017	100,000	119,601
6.125%, 02/01/2019	125,000	154,867
Waste Management, Inc.
6.125%, 11/30/2039	50,000	61,915

		2,677,209
Information Technology - 0.8%
Cisco Systems, Inc.
3.150%, 03/14/2017	60,000	65,290
5.900%, 02/15/2039	80,000	103,222
Dell, Inc.
4.700%, 04/15/2013	130,000	133,993
eBay, Inc.
3.250%, 10/15/2020	60,000	62,898
Google, Inc.
3.625%, 05/19/2021	50,000	55,416
Hewlett-Packard Company
2.125%, 09/13/2015	60,000	60,510
3.750%, 12/01/2020	60,000	59,870
4.750%, 06/02/2014	95,000	100,452
International Business Machines Corp.
6.500%, 10/15/2013	140,000	150,551
Microsoft Corp.
2.950%, 06/01/2014	80,000	83,633
Oracle Corp.
5.750%, 04/15/2018	145,000	176,016
SAIC, Inc.
4.450%, 12/01/2020	50,000	53,712
The Western Union Company
3.650%, 08/22/2018	100,000	108,325
Xerox Corp.
6.750%, 12/15/2039	60,000	73,026
XLIT Group, Ltd.
5.750%, 10/01/2021	50,000	55,355

		1,342,269
Materials - 1.0%
Agrium, Inc.
6.750%, 01/15/2019	100,000	122,679
Alcoa, Inc.
6.750%, 07/15/2018	100,000	113,107
ArcelorMittal
5.375%, 06/01/2013	155,000	159,412
6.125%, 06/01/2018	70,000	71,011
6.750%, 03/01/2041	30,000	28,032
Cliffs Natural Resources, Inc.
4.875%, 04/01/2021	60,000	58,970
CRH America, Inc.
8.125%, 07/15/2018	50,000	59,589
E.I. du Pont de Nemours & Company
3.625%, 01/15/2021	180,000	196,332
Newmont Mining Corp.
4.875%, 03/15/2042	50,000	48,823
POSCO
4.250%, 10/28/2020 (S)	100,000	102,508
PPG Industries, Inc.
3.600%, 11/15/2020	60,000	63,463
Rio Tinto Alcan, Inc.
6.125%, 12/15/2033	100,000	125,265
Rio Tinto Finance USA PLC
4.750%, 03/22/2042	50,000	56,032
Rio Tinto Finance USA, Ltd.
6.500%, 07/15/2018	70,000	86,322
Teck Resources, Ltd.
4.500%, 01/15/2021	70,000	73,436
6.250%, 07/15/2041	50,000	56,050
The Dow Chemical Company
5.700%, 05/15/2018	50,000	58,549
5.900%, 02/15/2015	60,000	66,916
Vale Overseas, Ltd.
6.875%, 11/10/2039	70,000	81,885

		1,628,381

The accompanying notes are an integral part of the financial statements.

113

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Total Bond Market Trust B (continued)

	Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Telecommunication Services - 1.3%
America Movil SAB de CV
5.000%, 03/30/2020	$61,000	$69,319
American Tower Corp.
4.500%, 01/15/2018	60,000	63,452
Ameritech Capital Funding Corp.
6.875%, 10/15/2027	60,000	70,095
AT&T, Inc.
5.625%, 06/15/2016	80,000	92,656
BellSouth Corp.
6.875%, 10/15/2031	200,000	243,277
British Telecommunications PLC
9.625%, 12/15/2030	60,000	90,320
CenturyLink, Inc.
7.600%, 09/15/2039	50,000	48,334
7.650%, 03/15/2042	50,000	48,578
Deutsche Telekom International Finance BV
8.750%, 06/15/2030	146,000	202,842
Telecom Italia Capital SA
7.721%, 06/04/2038	80,000	70,000
Telefonica Europe BV
8.250%, 09/15/2030	100,000	96,807
Verizon Communications, Inc.
4.600%, 04/01/2021	110,000	126,169
6.900%, 04/15/2038	190,000	261,754
Verizon Wireless Capital LLC
7.375%, 11/15/2013	100,000	108,579
8.500%, 11/15/2018	60,000	82,146
Vodafone Group PLC
4.375%, 03/16/2021	110,000	125,567
5.375%, 01/30/2015	190,000	210,271
5.450%, 06/10/2019	80,000	96,058

		2,106,224
Utilities - 2.1%
CenterPoint Energy Resources Corp.
4.500%, 01/15/2021	77,000	84,118
Consolidated Edison Company of New
York, Inc.
7.125%, 12/01/2018	95,000	123,066
Constellation Energy Group, Inc.
5.150%, 12/01/2020	60,000	66,462
Dominion Resources, Inc.
5.200%, 08/15/2019	110,000	129,629
DTE Energy Company
6.350%, 06/01/2016	60,000	69,730
Duke Energy Carolinas LLC
6.000%, 01/15/2038	50,000	65,922
7.000%, 11/15/2018	90,000	116,682
Entergy Corp.
5.125%, 09/15/2020	70,000	72,723
Entergy Texas, Inc.
7.125%, 02/01/2019	50,000	61,215
Exelon Generation Company LLC
6.250%, 10/01/2039	40,000	43,383
FirstEnergy Solutions Corp.
6.050%, 08/15/2021	60,000	65,944
Florida Power & Light Company
5.650%, 02/01/2037	60,000	76,522
Georgia Power Company
5.950%, 02/01/2039	100,000	128,847
Hydro Quebec
8.400%, 01/15/2022	100,000	144,672
Indiana Michigan Power Company
6.050%, 03/15/2037	187,000	227,766
NextEra Energy Capital Holdings, Inc.
7.875%, 12/15/2015	90,000	107,849
NiSource Finance Corp.
6.800%, 01/15/2019	130,000	155,931
Oncor Electric Delivery Company LLC
7.500%, 09/01/2038	58,000	74,001
Pacific Gas & Electric Company
3.500%, 10/01/2020	60,000	64,673
6.050%, 03/01/2034	60,000	75,701
6.250%, 12/01/2013	135,000	145,240
PacifiCorp
6.000%, 01/15/2039	105,000	138,144
Pennsylvania Electric Company
5.200%, 04/01/2020	70,000	79,015
PPL WEM Holdings PLC
5.375%, 05/01/2021 (S)	60,000	64,690
Progress Energy, Inc.
4.400%, 01/15/2021	55,000	61,193
7.050%, 03/15/2019	50,000	62,887
Public Service Electric & Gas Company
6.330%, 11/01/2013	120,000	128,691
San Diego Gas & Electric Company
6.125%, 09/15/2037	60,000	83,731
Southern California Edison Company
5.350%, 07/15/2035	130,000	158,517
Southern Company
2.375%, 09/15/2015	100,000	103,038
Southwestern Public Service Company
8.750%, 12/01/2018	70,000	94,505
Virginia Electric and Power Company
3.450%, 09/01/2022	50,000	53,540
8.875%, 11/15/2038	70,000	117,023
Wisconsin Electric Power Company
6.000%, 04/01/2014	80,000	87,225

		3,332,275

TOTAL CORPORATE BONDS (Cost $31,577,798)		$35,904,713

MUNICIPAL BONDS - 0.8%
Bay Area Toll Authority (California)
6.907%, 10/01/2050	50,000	70,478
Maryland State Transportation Authority
5.888%, 07/01/2043	60,000	77,970
Metropolitan Washington Airports Authority
(District of Columbia)
7.462%, 10/01/2046	40,000	47,476
New Jersey State Turnpike Authority
7.102%, 01/01/2041	90,000	127,032
New York State Dormitory Authority
5.628%, 03/15/2039	70,000	84,148
New York State Urban Development Corp.
5.770%, 03/15/2039	60,000	74,305
North Carolina Turnpike Authority
6.700%, 01/01/2039	60,000	69,796
State of California
7.300%, 10/01/2039	60,000	74,954
7.500%, 04/01/2034	80,000	100,146
State of Illinois
5.100%, 06/01/2033	115,000	108,565
7.350%, 07/01/2035	60,000	69,514
State of Texas
5.517%, 04/01/2039	60,000	78,047
State of Utah
3.539%, 07/01/2025	80,000	89,180
4.554%, 07/01/2024	40,000	47,471

The accompanying notes are an integral part of the financial statements.

114

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Total Bond Market Trust B (continued)

	Shares or Principal Amount	Value

MUNICIPAL BONDS (continued)
State of Washington
5.481%, 08/01/2039	$40,000	$50,145
Texas Transportation Commission
5.178%, 04/01/2030	60,000	73,227
University of California
5.770%, 05/15/2043	70,000	85,425

TOTAL MUNICIPAL BONDS (Cost $1,118,961)		$1,327,879

COLLATERALIZED MORTGAGE
OBLIGATIONS - 4.7%
Commercial & Residential - 4.7%
Banc of America Commercial Mortgage, Inc.,
Series 2006-4, Class A4
5.634%, 07/10/2046	210,000	236,753
Bear Stearns Commercial Mortgage Securities
Series 2004-PWR3, Class A4,
4.715%, 02/11/2041	500,000	522,050
Series 2005-T20, Class A3,
5.298%, 10/12/2042 (P)	530,000	529,630
Series 2006-PW12, Class A4,
5.901%, 09/11/2038 (P)	190,000	215,847
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Series 2006-CD2, Class A4
5.482%, 01/15/2046 (P)	170,000	189,223
Credit Suisse First Boston Mortgage
Securities Corp., Series 2005-C3, Class A3
4.645%, 07/15/2037	29,551	30,565
GE Capital Commercial Mortgage Corp.,
Series 2005-C1, Class A3
4.578%, 06/10/2048	79,732	80,657
JPMorgan Chase Commercial
Mortgage Securities Corp.
Series 2004-CB8, Class A4,
4.404%, 01/12/2039	400,000	416,433
Series 2005-LDP4, Class A4,
4.918%, 10/15/2042 (P)	150,000	163,392
Series 2005-CB11, Class A3,
5.197%, 08/12/2037	268,816	275,478
Series 2005-LDP5, Class A4,
5.362%, 12/15/2044 (P)	835,000	934,155
Series 2005-CB13, Class A3A1,
5.461%, 01/12/2043 (P)	80,000	81,267
LB Commercial Conduit Mortgage Trust,
Series 2007-C3, Class A4
6.109%, 07/15/2044 (P)	180,000	207,713
Merrill Lynch Mortgage Trust
Series 2008-C1, Class A4,
5.690%, 02/12/2051	440,000	501,026
Series 2006-C1, Class AM,
5.848%, 05/12/2039 (P)	800,000	864,486
Morgan Stanley Capital I
Series 2011, Class C10,
5.033%, 09/15/2047 (P)(S)	190,000	217,005
Series 2007-T27, Class A4,
5.824%, 06/11/2042 (P)	630,000	732,139
Prudential Commercial Mortgage Trust,
Series 2003-PWR1, Class A2
4.493%, 02/11/2036	450,000	457,312
Wachovia Bank Commercial Mortgage Trust
Series 2005-C17, Class A4,
5.083%, 03/15/2042 (P)	300,000	325,224
Series 2004-C11, Class A5,
5.215%, 01/15/2041 (P)	500,000	531,638

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $6,800,144)		$7,511,993

ASSET BACKED SECURITIES - 0.3%
Detroit Edison Securitization Funding LLC,
Series 2001-1, Class A6
6.620%, 03/01/2016	250,000	278,753
Mercedes-Benz Auto Receivables Trust,
Series 2009-1, Class A3
1.670%, 01/15/2014	31,408	31,527
Volkswagen Auto Loan
Enhanced Trust 0.850%, 08/22/2016	100,000	100,357

TOTAL ASSET BACKED SECURITIES (Cost $417,207)		$410,637

SHORT-TERM INVESTMENTS - 0.6%
Money Market Funds - 0.6%
State Street Institutional U.S. Government
Money Market Fund, 0.0317% (Y)	961,813	961,813

TOTAL SHORT-TERM INVESTMENTS (Cost $961,813)		$961,813

Total Investments (Total Bond Market Trust B)
(Cost $146,260,944) - 99.7%		$161,133,948
Other assets and liabilities, net - 0.3%		549,925

TOTAL NET ASSETS - 100.0%		$161,683,873

Total Stock Market Index Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 98.2%
Consumer Discretionary - 12.1%
Auto Components - 0.4%
Allison Transmission Holdings, Inc.	4,234	$74,349
American Axle &
Manufacturing Holdings, Inc. (I)	1,888	19,805
Amerigon, Inc. (I)	736	8,457
Autoliv, Inc.	2,125	116,153
BorgWarner, Inc. (I)(L)	2,566	168,304
Cooper Tire & Rubber Company	1,549	27,169
Dana Holding Corp.	3,498	44,809
Dorman Products, Inc. (I)	912	22,882
Drew Industries, Inc. (I)	570	15,875
Exide Technologies (I)(L)	2,107	7,080
Federal-Mogul Corp. (I)	2,412	26,532
Fuel Systems Solutions, Inc. (I)(L)	460	7,677
Gentex Corp.	3,389	70,728
Icahn Enterprises LP	1,933	77,378
Johnson Controls, Inc.	16,063	445,106
Lear Corp.	2,313	87,269
Modine Manufacturing Company (I)	1,044	7,235
Motorcar Parts of America, Inc. (I)	567	2,546
Shiloh Industries, Inc.	268	3,082
Spartan Motors, Inc.	1,002	5,250
Standard Motor Products, Inc.	572	8,054
Stoneridge, Inc. (I)	507	3,453
Superior Industries International, Inc.	742	12,147
Tenneco, Inc. (I)	1,435	38,487
The Goodyear Tire & Rubber Company (I)	5,784	68,309
Tower International, Inc. (I)	347	3,644
TRW Automotive Holdings Corp. (I)	2,912	107,045
UQM Technologies, Inc. (I)	2,453	2,134
Visteon Corp. (I)	1,239	46,463
WABCO Holdings, Inc. (I)	1,550	82,042
Williams Controls, Inc.	340	4,114

		1,613,578

The accompanying notes are an integral part of the financial statements.

115

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Automobiles - 0.5%
Ford Motor Company	89,716	$860,376
General Motors Company (I)	36,941	728,477
Harley-Davidson, Inc.	5,398	246,851
Tesla Motors, Inc. (I)(L)	2,474	77,411
Thor Industries, Inc.	1,235	33,851
Winnebago Industries, Inc. (I)(L)	865	8,814

		1,955,780
Distributors - 0.1%
Core-Mark Holding Company, Inc.	254	12,228
Genuine Parts Company (L)	3,696	222,684
LKQ Corp. (I)	3,506	117,100
Pool Corp.	1,076	43,535
VOXX International Corp. (I)	569	5,303
Weyco Group, Inc.	202	4,682

		405,532
Diversified Consumer Services - 0.2%
American Public Education, Inc. (I)	453	14,496
Apollo Group, Inc., Class A (I)	2,959	107,086
Ascent Capital Group, Inc., Class A (I)	363	18,785
Bridgepoint Education, Inc. (I)(L)	1,143	24,917
Capella Education Company (I)	323	11,227
Career Education Corp. (I)	1,814	12,136
Carriage Services, Inc.	297	2,471
Coinstar, Inc. (I)(L)	754	51,770
Collectors Universe, Inc.	107	1,571
Corinthian Colleges, Inc. (I)	2,076	6,000
DeVry, Inc.	1,612	49,924
Education Management Corp. (I)(L)	3,020	20,989
Grand Canyon Education, Inc. (I)	1,133	23,725
H&R Block, Inc.	6,810	108,824
Hillenbrand, Inc.	1,394	25,622
ITT Educational Services, Inc. (I)(L)	608	36,936
K12, Inc. (I)	824	19,199
Learning Tree International, Inc. (I)	519	2,268
Lincoln Educational Services Corp.	678	4,407
Mac-Gray Corp.	473	6,665
Matthews International Corp., Class A	631	20,501
Regis Corp. (L)	1,321	23,725
School Specialty, Inc. (I)(L)	600	1,956
Service Corp. International	5,375	66,489
Sotheby’s	1,604	53,509
Steiner Leisure, Ltd. (I)	379	17,589
Stewart Enterprises, Inc., Class A (L)	1,856	13,252
Stonemor Partners LP	452	11,716
Strayer Education, Inc. (L)	266	28,999
Universal Technical Institute, Inc.	601	8,120
Weight Watchers International, Inc.	1,290	66,512

		861,386
Hotels, Restaurants & Leisure - 2.2%
AFC Enterprises, Inc. (I)	661	15,296
Ambassadors Group, Inc.	714	3,884
Ameristar Casinos, Inc.	831	14,767
Bally Technologies, Inc. (I)	1,027	47,920
Benihana, Inc.	456	7,346
Biglari Holdings, Inc. (I)	36	13,910
BJ’s Restaurants, Inc. (I)(L)	673	25,574
Bluegreen Corp. (I)	565	2,802
Bob Evans Farms, Inc. (L)	651	26,170
Boyd Gaming Corp. (I)	2,162	15,566
Bravo Brio Restaurant Group, Inc. (I)	563	10,038
Brinker International, Inc.	1,866	59,469
Buffalo Wild Wings, Inc. (I)	443	38,382
Caesars Entertainment Corp. (I)	2,966	33,812
Caribou Coffee Company, Inc. (I)(L)	570	7,359
Carnival Corp.	14,048	481,425
Carrols Restaurant Group, Inc. (I)	359	2,132
CEC Entertainment, Inc.	416	15,130
Cedar Fair LP	1,308	39,201
Chipotle Mexican Grill, Inc. (I)	739	280,783
Choice Hotels International, Inc. (L)	1,424	56,860
Churchill Downs, Inc.	397	23,340
Cracker Barrel Old Country Store, Inc.	552	34,666
Darden Restaurants, Inc. (L)	3,099	156,902
Denny’s Corp. (I)	1,922	8,534
DineEquity, Inc. (I)	392	17,499
Domino’s Pizza, Inc.	1,357	41,945
Dover Downs Gaming & Entertainment, Inc.	764	2,300
Dunkin’ Brands Group, Inc.	2,804	96,289
Einstein Noah Restaurant Group, Inc.	496	8,710
Famous Dave’s of America, Inc. (I)	354	3,912
Fiesta Restaurant Group, Inc. (I)	672	8,891
Frisch’s Restaurants, Inc.	83	2,352
Gaylord Entertainment Company (I)(L)	1,164	44,884
Hyatt Hotels Corp., Class A (I)	4,295	159,602
International Game Technology	7,111	111,998
International Speedway Corp., Class A	1,141	29,871
Interval Leisure Group, Inc.	1,258	23,915
Isle of Capri Casinos, Inc. (I)	996	6,145
Jack in the Box, Inc. (I)	1,000	27,880
Jamba, Inc. (I)	919	1,801
Krispy Kreme Doughnuts, Inc. (I)	1,678	10,722
Las Vegas Sands Corp.	19,376	842,662
Life Time Fitness, Inc. (I)(L)	1,011	47,022
Luby’s, Inc. (I)	958	6,419
Marcus Corp.	655	9,013
Marriott International, Inc., Class A (L)	7,807	306,034
Marriott Vacations Worldwide Corp. (I)	845	26,178
McDonald’s Corp.	23,986	2,123,481
MGM Resorts International (I)(L)	11,571	129,132
Monarch Casino & Resort, Inc. (I)	470	4,296
Morgans Hotel Group Company (I)	907	4,263
MTR Gaming Group, Inc. (I)	755	3,586
Multimedia Games
Holding Company, Inc. (I)(L)	748	10,472
Nathan’s Famous, Inc. (I)	207	6,107
Orient Express Hotels, Ltd., Class A (I)(L)	3,043	25,470
P.F. Chang’s China Bistro, Inc. (L)	475	24,448
Panera Bread Company, Class A (I)	737	102,767
Papa John’s International, Inc. (I)	556	26,449
Peet’s Coffee & Tea, Inc. (I)(L)	321	19,273
Penn National Gaming, Inc. (I)	1,750	78,033
Pinnacle Entertainment, Inc. (I)	1,568	15,084
Premier Exhibitions, Inc. (I)	1,642	4,433
Red Lion Hotels Corp. (I)	591	5,112
Red Robin Gourmet Burgers, Inc. (I)	390	11,899
Rick’s Cabaret International, Inc. (I)	18	156
Royal Caribbean Cruises, Ltd.	5,129	133,508
Ruby Tuesday, Inc. (I)	1,530	10,419
Ruth’s Hospitality Group, Inc. (I)(L)	855	5,643
Scientific Games Corp., Class A (I)	2,110	18,041
Shuffle Master, Inc. (I)	1,236	17,057
Six Flags Entertainment Corp.	1,300	70,434
Sonic Corp. (I)	1,225	12,275
Speedway Motorsports, Inc.	897	15,168
Starbucks Corp.	17,758	946,857
Starwood Hotels & Resorts Worldwide, Inc.	4,639	246,053
Texas Roadhouse, Inc., Class A	1,544	28,456
The Cheesecake Factory, Inc. (I)	1,261	40,302

The accompanying notes are an integral part of the financial statements.

116

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (continued)
The Wendy’s Company	9,313	$43,957
Town Sports International Holdings, Inc. (I)	490	6,512
Vail Resorts, Inc. (L)	847	42,418
WMS Industries, Inc. (I)	1,380	27,531
Wyndham Worldwide Corp.	3,426	180,687
Wynn Resorts, Ltd.	2,360	244,779
Yum! Brands, Inc.	10,841	698,377

		8,640,247
Household Durables - 0.4%
American Greetings Corp., Class A (L)	992	14,503
Bassett Furniture Industries, Inc.	237	2,443
Beazer Homes USA, Inc. (I)	1,737	5,645
Blyth, Inc.	424	14,653
Cavco Industries, Inc. (I)(L)	147	7,538
CSS Industries, Inc.	310	6,371
D.R. Horton, Inc. (L)	7,475	137,391
Ethan Allen Interiors, Inc. (L)	612	12,197
Flexsteel Industries, Inc.	226	4,470
Furniture Brands International, Inc. (I)	1,851	2,295
Harman International Industries, Inc.	1,680	66,528
Helen of Troy, Ltd. (I)	744	25,214
Hooker Furniture Corp.	394	4,645
Hovnanian Enterprises, Inc., Class A (I)	3,216	9,326
iRobot Corp. (I)	671	14,863
Jarden Corp.	1,758	73,871
KB Home (L)	1,721	16,866
Kid Brands, Inc. (I)	1,087	2,174
La-Z-Boy, Inc. (I)	1,265	15,547
Leggett & Platt, Inc.	3,208	67,785
Lennar Corp., Class A (L)	4,456	137,735
Libbey, Inc. (I)	573	8,807
Lifetime Brands, Inc. (L)	149	1,858
M/I Homes, Inc. (I)	534	9,249
MDC Holdings, Inc. (L)	1,063	34,728
Meritage Homes Corp. (I)(L)	836	28,374
Mohawk Industries, Inc. (I)	1,607	112,217
Newell Rubbermaid, Inc.	6,859	124,422
NVR, Inc. (I)	120	102,000
PulteGroup, Inc. (I)	9,216	98,611
Sealy Corp. (I)(L)	2,921	5,404
Skullcandy, Inc. (I)(L)	724	10,245
Standard Pacific Corp. (I)(L)	4,344	26,889
Tempur-Pedic International, Inc. (I)(L)	1,548	36,208
The Ryland Group, Inc. (L)	989	25,299
Toll Brothers, Inc. (I)(L)	3,880	115,352
Tupperware Brands Corp.	1,346	73,707
Universal Electronics, Inc. (I)	417	5,492
Whirlpool Corp.	1,784	109,109

		1,570,031
Internet & Catalog Retail - 1.1%
1-800-Flowers.com, Inc., Class A (I)	970	3,385
Amazon.com, Inc. (I)	10,721	2,448,140
Blue Nile, Inc. (I)(L)	298	8,854
CafePress, Inc. (I)	462	6,875
Expedia, Inc. (L)	3,168	152,286
Gaiam, Inc., Class A (I)	955	3,725
Geeknet, Inc. (I)	256	5,074
Groupon, Inc. (I)(L)	15,040	159,875
HomeAway, Inc. (I)	1,918	41,697
HSN, Inc.	1,393	56,208
Liberty Interactive Corp., Series A (I)	13,588	241,731
Netflix, Inc. (I)(L)	1,306	89,422
NutriSystem, Inc. (L)	805	9,306
Orbitz Worldwide, Inc. (I)	2,566	9,366
Overstock.com, Inc. (I)	707	4,885
PetMed Express, Inc.	364	4,426
priceline.com, Inc. (I)	1,172	778,817
Shutterfly, Inc. (I)(L)	874	26,823
TripAdvisor, Inc. (I)(L)	2,900	129,601
US Auto Parts Network, Inc. (I)	1,067	4,460
ValueVision Media, Inc. (I)	1,151	2,394
Vitacost.com, Inc. (I)	888	5,239

		4,192,589
Leisure Equipment & Products - 0.2%
Arctic Cat, Inc. (I)	325	11,882
Black Diamond, Inc. (I)	814	7,692
Brunswick Corp.	2,178	48,395
Callaway Golf Company (L)	1,516	8,960
Eastman Kodak Company (I)(L)	6,959	1,552
Hasbro, Inc. (L)	3,054	103,439
JAKKS Pacific, Inc. (L)	651	10,423
Johnson Outdoors, Inc. (I)	330	6,798
LeapFrog Enterprises, Inc. (I)	1,585	16,262
Marine Products Corp. (L)	1,228	7,466
Mattel, Inc.	7,990	259,196
Nautilus, Inc. (I)	375	1,241
Polaris Industries, Inc.	1,618	115,655
Smith & Wesson Holding Corp. (I)	1,795	14,916
Steinway Musical Instruments, Inc. (I)	327	8,012
Sturm Ruger & Company, Inc.	479	19,232

		641,121
Media - 3.2%
AH Belo Corp.	745	2,995
AMC Networks, Inc. (I)	1,696	60,293
Arbitron, Inc.	677	23,695
Ballantyne Strong, Inc. (I)	629	3,755
Belo Corp., Class A	2,202	14,181
Cablevision Systems Corp., Class A	6,913	91,874
Carmike Cinemas, Inc. (I)	454	6,651
CBS Corp., Class B	15,278	500,813
Charter Communications, Inc., Class A (I)	2,359	167,182
Cinemark Holdings, Inc.	2,754	62,929
Clear Channel Outdoor
Holdings, Inc., Class A (L)	8,558	51,519
Comcast Corp., Class A	63,551	2,031,725
Crown Media Holdings, Inc. (I)(L)	6,814	11,925
Cumulus Media, Inc., Class A (I)(L)	3,719	11,194
Digital Domain Media Group, Inc. (I)(L)	1,220	7,637
Digital Generation, Inc. (I)(L)	594	7,348
DIRECTV, Class A (I)	15,900	776,238
Discovery
Communications, Inc., Series A (I)(L)	6,083	328,482
DISH Network Corp.	10,607	302,830
DreamWorks Animation SKG, Inc. (I)(L)	2,049	39,054
Entercom
Communications Corp., Class A (I)(L)	1,104	6,646
Entravision Communications Corp., Class A	2,911	3,522
EW Scripps Company (I)	1,326	12,743
Fisher Communications, Inc. (I)	174	5,204
Gannett Company, Inc.	5,621	82,797
Gray Television, Inc. (I)	2,173	3,194
Harte-Hanks, Inc.	1,351	12,348
John Wiley & Sons, Inc.	1,356	66,430
Journal Communications, Inc., Class A (I)	973	5,021
Knology, Inc. (I)	986	19,395
Lamar Advertising Company, Class A (I)(L)	2,245	64,207

The accompanying notes are an integral part of the financial statements.

117

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Media (continued)
Liberty Global, Inc., Series A (I)	6,421	$318,674
Liberty Media Corp. - Liberty
Capital, Series A (I)	2,875	252,741
LIN TV Corp., Class A (I)	917	2,769
Live Nation Entertainment, Inc. (I)(L)	4,343	39,869
LodgeNet Interactive Corp. (I)	1,135	1,487
Martha Stewart Living
Omnimedia, Inc., Class A	1,298	4,413
Media General, Inc., Class A (I)(L)	932	4,297
Meredith Corp. (L)	1,091	34,847
Morningstar, Inc.	1,197	69,234
National CineMedia, Inc.	1,442	21,875
News Corp., Class A	58,224	1,297,813
Nexstar Broadcasting Group, Inc. (I)	858	5,783
Omnicom Group, Inc.	6,403	311,186
Outdoor Channel Holdings, Inc.	742	5,424
Pandora Media Incpandora Media Inc (I)(L)	3,852	41,871
ReachLocal, Inc. (I)	589	6,479
Reading International, Inc. (I)	746	4,036
Regal Entertainment Group (L)	3,500	48,160
Rentrak Corp. (I)	257	5,307
Saga Communications, Inc., Class A (I)	150	5,567
Salem Communications Corp., Class A	815	4,458
Scholastic Corp.	703	19,796
Scripps Networks Interactive, Inc., Class A	3,672	208,790
Sinclair Broadcast Group, Inc., Class A	1,806	16,362
Sirius XM Radio, Inc. (I)	88,599	163,908
The Interpublic Group of Companies, Inc.	10,454	113,426
The Madison Square Garden, Inc., Class A (I)	1,739	65,108
The McClatchy Company, Class A (I)(L)	2,673	5,881
The McGraw-Hill Companies, Inc.	6,515	293,175
The New York Times Company, Class A (I)	3,548	27,674
The Walt Disney Company	42,207	2,047,040
The Washington Post Company, Class B (L)	185	69,157
Time Warner Cable, Inc.	7,386	606,391
Time Warner, Inc.	22,819	878,532
Valassis Communications, Inc. (I)	1,038	22,577
Value Line, Inc.	353	4,197
Viacom, Inc., Class B	12,717	597,953
Virgin Media, Inc. (L)	6,537	159,437
World Wrestling Entertainment, Inc., Class A	1,610	12,590

		12,582,111
Multiline Retail - 0.8%
Big Lots, Inc. (I)(L)	1,551	63,265
Dillard’s, Inc., Class A (L)	1,185	75,461
Dollar General Corp. (I)	7,936	431,639
Dollar Tree, Inc. (I)	5,606	301,603
Family Dollar Stores, Inc.	2,767	183,950
Fred’s, Inc., Class A	797	12,186
Gordmans Stores, Inc. (I)	358	5,907
J.C. Penney Company, Inc. (L)	5,008	116,736
Kohl’s Corp.	5,960	271,120
Macy’s, Inc.	9,722	333,951
Nordstrom, Inc.	4,848	240,897
Saks, Inc. (I)(L)	3,627	38,628
Sears Holdings Corp. (I)(L)	2,538	151,519
Target Corp.	15,721	914,805
The Bon-Ton Stores, Inc.	651	5,084
Tuesday Morning Corp. (I)	1,352	5,800

		3,152,551
Specialty Retail - 2.3%
Aaron’s, Inc.	1,760	49,826
Abercrombie & Fitch Company, Class A	2,066	70,533
Advance Auto Parts, Inc.	1,706	116,383
Aeropostale, Inc. (I)	1,988	35,446
American Eagle Outfitters, Inc.	4,630	91,350
Americas Car-Mart, Inc. (I)	190	7,382
ANN, Inc. (I)	1,264	32,219
Asbury Automotive Group, Inc. (I)	788	18,668
Ascena Retail Group, Inc. (I)	3,646	67,889
AutoNation, Inc. (I)(L)	3,060	107,957
AutoZone, Inc. (I)	904	331,922
Barnes & Noble, Inc. (I)(L)	1,472	24,229
bebe Stores, Inc.	1,774	10,413
Bed Bath & Beyond, Inc. (I)	5,770	356,586
Best Buy Company, Inc. (L)	8,532	178,831
Big 5 Sporting Goods Corp.	708	5,352
Body Central Corp. (I)	431	3,879
Brown Shoe Company, Inc.	838	10,819
Build-A-Bear Workshop, Inc. (I)(L)	637	3,045
Cabela’s, Inc. (I)(L)	1,670	63,143
CarMax, Inc. (I)(L)	5,332	138,312
Casual Male Retail Group, Inc. (I)	1,549	5,623
Chico’s FAS, Inc.	3,855	57,208
Christopher & Banks Corp.	1,198	1,414
Citi Trends, Inc. (I)	426	6,577
Collective Brands, Inc. (I)	1,505	32,237
Conn’s, Inc. (I)	772	11,426
Cost Plus, Inc. (I)	604	13,288
Destination Maternity Corp.	230	4,968
Dick’s Sporting Goods, Inc.	2,831	135,888
DSW, Inc., Class A	1,018	55,379
Express, Inc. (I)	2,241	40,719
Foot Locker, Inc.	3,503	107,122
Francesca’s Holdings Corp. (I)	1,068	28,847
GameStop Corp., Class A (L)	3,166	58,128
Genesco, Inc. (I)	586	35,248
GNC Holdings, Inc., Class A	2,531	99,215
Golfsmith International Holdings, Inc. (I)	626	3,794
Group 1 Automotive, Inc.	515	23,489
Guess?, Inc. (L)	2,198	66,753
Haverty Furniture Companies, Inc.	658	7,350
hhgregg, Inc. (I)(L)	1,031	11,661
Hibbett Sports, Inc. (I)(L)	655	37,800
Hot Topic, Inc. (L)	802	7,771
Jos A. Bank Clothiers, Inc. (I)(L)	653	27,726
Kirkland’s, Inc. (I)	384	4,320
Limited Brands, Inc.	6,980	296,859
Lithia Motors, Inc., Class A (L)	616	14,199
Lowe’s Companies, Inc.	29,163	829,396
Lumber Liquidators Holdings, Inc. (I)(L)	698	23,585
MarineMax, Inc. (I)(L)	667	6,343
Mattress Firm Holding Corp. (I)(L)	808	24,490
Monro Muffler Brake, Inc.	719	23,900
New York & Company, Inc. (I)	1,751	6,093
O’Reilly Automotive, Inc. (I)	2,978	249,467
Office Depot, Inc. (I)	7,232	15,621
OfficeMax, Inc. (I)(L)	2,191	11,086
Orchard Supply Hardware Stores Corp. (I)	114	1,896
Pacific Sunwear of California, Inc. (I)	2,141	3,918
Penske Automotive Group, Inc. (L)	2,065	43,861
Perfumania Holdings, Inc. (I)	145	1,202
PetSmart, Inc.	2,657	181,154
Pier 1 Imports, Inc.	2,566	42,159
RadioShack Corp. (L)	2,580	9,907
Rent-A-Center, Inc.	1,408	47,506
Ross Stores, Inc.	5,555	347,021
rue21, Inc. (I)(L)	636	16,053

The accompanying notes are an integral part of the financial statements.

118

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Specialty Retail (continued)
Sally Beauty Holdings, Inc. (I)	4,342	$111,763
Select Comfort Corp. (I)	1,360	28,451
Shoe Carnival, Inc.	528	11,347
Signet Jewelers, Ltd.	2,078	91,453
Sonic Automotive, Inc. (L)	1,330	18,181
Stage Stores, Inc.	669	12,256
Staples, Inc.	16,233	211,841
Stein Mart, Inc. (I)	1,168	9,286
Systemax, Inc. (I)	757	8,948
Talbots, Inc. (I)	1,745	4,397
Teavana Holdings, Inc. (I)	940	12,718
The Buckle, Inc. (L)	1,131	44,754
The Cato Corp., Class A	724	22,053
The Children’s Place Retail Stores, Inc. (I)	613	30,546
The Finish Line, Inc., Class A (L)	1,301	27,204
The Gap, Inc. (L)	11,514	315,023
The Home Depot, Inc.	36,259	1,921,364
The Men’s Wearhouse, Inc.	1,225	34,472
The Pep Boys - Manny, Moe & Jack (L)	1,341	13,276
The Wet Seal, Inc., Class A (I)(L)	1,580	4,993
Tiffany & Company	2,993	158,479
Tilly’s, Inc. (I)	677	10,866
TJX Companies, Inc.	17,706	760,119
Tractor Supply Company	1,692	140,538
TravelCenters of America, LLC (I)	761	3,858
Ulta Salon Cosmetics & Fragrance, Inc.	1,445	134,934
Urban Outfitters, Inc. (I)	3,407	93,999
Vitamin Shoppe, Inc. (I)	703	38,616
West Marine, Inc. (I)	659	7,743
Williams-Sonoma, Inc.	2,474	86,516
Winmark Corp.	106	6,206
Zale Corp. (I)(L)	1,118	3,007
Zumiez, Inc. (I)	769	30,452

		9,213,510
Textiles, Apparel & Luxury Goods - 0.7%
American Apparel, Inc. (I)	4,453	3,819
Carter’s, Inc. (I)	1,370	72,062
Charles & Colvard, Ltd. (I)	983	3,706
Cherokee, Inc.	333	4,639
Coach, Inc.	6,751	394,798
Columbia Sportswear Company (L)	812	43,539
Crocs, Inc. (I)	2,044	33,011
Culp, Inc.	132	1,353
Deckers Outdoor Corp. (I)	915	40,269
Delta Apparel, Inc. (I)	304	4,153
DGSE Companies, Inc. (I)	495	3,678
Fifth & Pacific Companies, Inc. (I)	2,486	26,675
Fossil, Inc. (I)(L)	1,433	109,682
G-III Apparel Group, Ltd. (I)(L)	510	12,082
Hanesbrands, Inc. (I)	2,274	63,058
Iconix Brand Group, Inc. (I)(L)	1,798	31,411
K-Swiss, Inc., Class A (I)	1,074	3,308
Kenneth Cole Productions, Inc., Class A (I)	339	5,102
Maidenform Brands, Inc. (I)	602	11,992
Movado Group, Inc.	660	16,513
NIKE, Inc., Class B	10,837	951,272
Oxford Industries, Inc.	405	18,104
Perry Ellis International, Inc. (I)(L)	451	9,358
PVH Corp.	1,586	123,375
Quiksilver, Inc. (I)	3,577	8,334
Ralph Lauren Corp.	2,170	303,930
RG Barry Corp.	128	1,740
Rocky Brands, Inc. (I)	72	950
Skechers U.S.A., Inc., Class A (I)	1,206	24,566
Steven Madden, Ltd. (I)	1,012	32,131
The Jones Group, Inc.	1,753	16,759
The Warnaco Group, Inc. (I)	950	40,451
True Religion Apparel, Inc.	560	16,229
Tumi Holdings, Inc. (I)	1,612	28,210
Under Armour, Inc., Class A (I)	1,226	115,832
Unifi, Inc. (I)	334	3,784
Vera Bradley, Inc. (I)(L)	970	20,448
VF Corp.	2,599	346,837
Wolverine World Wide, Inc.	1,097	42,542

		2,989,702

		47,818,138
Consumer Staples - 10.1%
Beverages - 2.1%
Beam, Inc.	3,689	230,526
Brown-Forman Corp., Class B	3,394	328,709
Central European Distribution Corp. (I)(L)	1,636	4,679
Coca-Cola Bottling Company Consolidated	191	12,277
Coca-Cola Enterprises, Inc.	7,020	196,841
Constellation Brands, Inc., Class A (I)	4,764	128,914
Craft Brewers Alliance, Inc. (I)	252	2,061
Dr. Pepper Snapple Group, Inc. (L)	4,937	215,994
MGP Ingredients, Inc.	667	2,141
Molson Coors Brewing Company, Class B	3,735	155,413
Monster Beverage Corp. (I)	4,100	291,920
National Beverage Corp. (I)	1,067	15,941
PepsiCo, Inc.	36,975	2,612,654
Primo Water Corp. (I)	1,119	1,242
The Boston Beer Company, Inc. (I)	305	36,905
The Coca-Cola Company	53,307	4,168,074

		8,404,291
Food & Staples Retailing - 2.6%
Arden Group, Inc.	92	8,023
Casey’s General Stores, Inc.	899	53,032
Costco Wholesale Corp.	10,190	968,050
CVS Caremark Corp.	30,706	1,434,891
Harris Teeter Supermarkets, Inc.	1,170	47,958
Ingles Markets, Inc.	528	8,464
Nash Finch Company	244	5,241
Pricesmart, Inc.	723	48,810
Rite Aid Corp. (I)	22,455	31,437
Roundy’s, Inc.	1,073	10,955
Safeway, Inc. (L)	5,492	99,680
Spartan Stores, Inc.	439	7,959
SUPERVALU, Inc. (L)	5,248	27,185
Susser Holdings Corp. (I)(L)	522	19,403
Sysco Corp.	13,684	407,920
The Andersons, Inc. (L)	475	20,264
The Chefs’ Warehouse, Inc. (I)	546	9,855
The Fresh Market, Inc. (I)	1,153	61,835
The Kroger Company	13,021	301,957
The Pantry, Inc. (I)	626	9,202
United Natural Foods, Inc. (I)	1,152	63,199
Village Super Market, Inc.	374	12,185
Wal-Mart Stores, Inc.	80,675	5,624,661
Walgreen Company	20,712	612,661
Weis Markets, Inc.	672	29,917
Whole Foods Market, Inc.	4,283	408,256

		10,333,000
Food Products - 1.8%
Alico, Inc.	249	7,604
Archer-Daniels-Midland Company	15,558	459,272

The accompanying notes are an integral part of the financial statements.

119

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Food Products (continued)
B&G Foods, Inc.	1,133	$30,138
Bunge, Ltd.	3,459	217,018
Cal-Maine Foods, Inc. (L)	545	21,310
Calavo Growers, Inc.	335	8,569
Campbell Soup Company (L)	7,375	246,178
Chiquita Brands International, Inc. (I)(L)	1,173	5,865
ConAgra Foods, Inc.	9,771	253,362
Darling International, Inc. (I)(L)	2,850	46,997
DE Master Blenders 1753 NV (I)	13,981	157,644
Dean Foods Company (I)	4,436	75,545
Diamond Foods, Inc. (L)	559	9,973
Dole Food Company, Inc. (I)(L)	2,273	19,957
Farmer Brothers Company (I)	535	4,259
Feihe International, Inc. (I)	571	3,906
Flowers Foods, Inc.	3,273	76,032
Fresh Del Monte Produce, Inc.	1,438	33,750
General Mills, Inc.	15,190	585,423
Green Mountain Coffee Roasters, Inc. (I)(L)	3,641	79,301
Griffin Land & Nurseries, Inc.	165	4,618
H.J. Heinz Company (L)	7,564	411,330
Hillshire Brands Company	2,796	81,062
Hormel Foods Corp.	6,304	191,768
Ingredion, Inc.	1,762	87,254
Inventure Foods, Inc. (I)	648	4,082
J&J Snack Foods Corp.	412	24,349
John B. Sanfilippo & Son, Inc. (I)	335	5,980
Kellogg Company	8,441	416,395
Kraft Foods, Inc., Class A	41,680	1,609,682
Lancaster Colony Corp.	662	47,141
Lifeway Foods, Inc. (L)	206	2,136
McCormick & Company, Inc., Non-
Voting Shares	3,144	190,684
Mead Johnson Nutrition Company	4,778	384,677
Omega Protein Corp. (I)	623	4,585
Pilgrim’s Pride Corp. (I)	6,123	43,779
Post Holdings, Inc. (I)	858	26,384
Ralcorp Holdings, Inc. (I)	1,309	87,363
Sanderson Farms, Inc. (L)	556	25,476
Seneca Foods Corp., Class A (I)	350	9,415
Smart Balance, Inc. (I)	1,190	11,174
Smithfield Foods, Inc. (I)	3,883	83,989
Snyders-Lance, Inc.	1,674	42,235
The Hain Celestial Group, Inc. (I)	1,072	59,003
The Hershey Company	5,336	384,352
The J.M. Smucker Company	2,686	202,847
Tootsie Roll Industries, Inc. (L)	1,322	31,543
TreeHouse Foods, Inc. (I)	857	53,383
Tyson Foods, Inc., Class A	8,722	164,235

		7,033,024
Household Products - 1.7%
Central Garden & Pet Company, Class A (I)	965	10,509
Church & Dwight Company, Inc.	3,332	184,826
Clorox Company	3,078	223,032
Colgate-Palmolive Company	11,266	1,172,791
Energizer Holdings, Inc. (I)	1,583	119,121
Harbinger Group, Inc. (I)	3,397	26,463
Kimberly-Clark Corp.	9,284	777,721
Oil-Dri Corp of America	272	5,957
Orchids Paper Products Company	98	1,733
The Procter & Gamble Company	64,901	3,975,186
WD-40 Company	367	18,280

		6,515,619
Personal Products - 0.3%
Avon Products, Inc.	10,172	164,888
Elizabeth Arden, Inc. (I)	729	28,292
Herbalife, Ltd.	2,724	131,651
Inter Parfums, Inc.	628	10,846
Medifast, Inc. (I)	441	8,679
Nature’s Sunshine Products, Inc.	300	4,530
Nu Skin Enterprises, Inc., Class A	1,463	68,615
Nutraceutical International Corp. (I)	372	5,673
Prestige Brands Holdings, Inc. (I)	1,082	17,106
Revlon, Inc. (I)	1,331	18,940
Schiff Nutrition International, Inc. (I)	774	13,893
The Estee Lauder Companies, Inc., Class A	9,151	495,252
The Female Health Company	371	2,178
United-Guardian, Inc.	249	4,614
USANA Health Sciences, Inc. (I)	326	13,405

		988,562
Tobacco - 1.6%
Alliance One International, Inc. (I)	1,503	5,200
Altria Group, Inc.	48,220	1,666,001
Lorillard, Inc.	3,098	408,781
Philip Morris International, Inc.	40,582	3,541,185
Reynolds American, Inc.	13,596	610,053
Star Scientific, Inc. (I)(L)	2,873	13,101
Universal Corp. (L)	512	23,721
Vector Group, Ltd. (L)	1,875	31,913

		6,299,955

		39,574,451
Energy - 10.7%
Energy Equipment & Services - 1.5%
Atwood Oceanics, Inc. (I)	1,581	59,825
Baker Hughes, Inc.	10,305	423,536
Basic Energy Services, Inc. (I)(L)	1,040	10,733
Bolt Technology Corp.	331	4,968
Bristow Group, Inc.	854	34,732
C&J Energy Services, Inc. (I)(L)	1,221	22,589
Cal Dive International, Inc. (I)	2,573	7,462
Cameron International Corp. (I)	5,770	246,437
CARBO Ceramics, Inc. (L)	550	42,202
Compressco Partners LP	168	2,100
Dawson Geophysical Company (I)	235	5,598
Diamond Offshore Drilling, Inc. (L)	3,277	193,769
Dresser-Rand Group, Inc. (I)	1,769	78,791
Dril-Quip, Inc. (I)	973	63,819
Exterran Holdings, Inc. (I)	1,668	21,267
Exterran Partners LP	908	17,461
FMC Technologies, Inc. (I)	5,598	219,610
Forum Energy Technologies, Inc. (I)	1,865	36,722
Geokinetics, Inc. (I)	926	258
Global Geophysical Services, Inc. (I)	769	4,706
Gulf Islands Fabrication, Inc. (L)	311	8,773
Gulfmark Offshore, Inc., Class A (I)	652	22,194
Halliburton Company	21,654	614,757
Heckmann Corp. (I)	3,013	10,184
Helix Energy Solutions Group, Inc. (I)	2,598	42,633
Helmerich & Payne, Inc.	2,529	109,961
Hercules Offshore, Inc. (I)	4,030	14,266
Hornbeck Offshore Services, Inc. (I)(L)	803	31,140
ION Geophysical Corp. (I)(L)	3,857	25,418
Key Energy Services, Inc. (I)	3,596	27,330
Lufkin Industries, Inc. (L)	801	43,510
Matrix Service Company (I)	756	8,581
McDermott International, Inc. (I)	5,524	61,537
Mitcham Industries, Inc. (I)	331	5,617

The accompanying notes are an integral part of the financial statements.

120

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Energy Equipment & Services (continued)
Nabors Industries, Ltd. (I)	7,371	$106,142
National Oilwell Varco, Inc.	9,997	644,207
Natural Gas Services Group, Inc. (I)	145	2,149
Newpark Resources, Inc. (I)(L)	1,864	10,998
Oceaneering International, Inc.	2,579	123,431
Oil States International, Inc. (I)	1,234	81,691
OYO Geospace Corp. (I)	166	14,938
Parker Drilling Company (I)	3,008	13,566
Patterson-UTI Energy, Inc. (L)	3,699	53,857
PHI, Inc. (I)	416	11,569
Pioneer Drilling Company (I)	1,558	12,417
RigNet, Inc. (I)	479	8,330
Rowan Companies PLC (I)	2,961	95,729
RPC, Inc. (L)	5,313	63,172
Schlumberger, Ltd.	31,392	2,037,655
SEACOR Holdings, Inc. (I)	481	42,992
Superior Energy Services, Inc. (I)	3,692	74,689
Tesco Corp. (I)	1,032	12,384
TETRA Technologies, Inc. (I)	1,662	11,850
TGC Industries, Inc. (I)	609	5,913
Tidewater, Inc.	1,228	56,930
Union Drilling, Inc. (I)	807	3,615
Unit Corp. (I)	1,166	43,014
Vantage Drilling Company (I)	6,701	10,052

		6,063,776
Oil, Gas & Consumable Fuels - 9.2%
Abraxas Petroleum Corp. (I)(L)	2,156	6,878
Adams Resources & Energy, Inc.	148	6,204
Alliance Holdings GP LP	1,431	59,358
Alliance Resource Partners LP	837	46,972
Alon USA Energy, Inc.	1,161	9,822
Alpha Natural Resources, Inc. (I)	5,125	44,639
American Midstream Partners LP	281	5,519
Amyris, Inc. (I)(L)	933	4,133
Anadarko Petroleum Corp.	11,746	777,585
Apache Corp.	9,049	795,317
Apco Oil and Gas International, Inc.	707	12,761
Approach Resources, Inc. (I)(L)	772	19,717
Arch Coal, Inc. (L)	5,005	34,484
Atlas Energy LP	1,261	38,473
Atlas Pipeline Partners LP	1,251	39,006
Atlas Resource Partners LP	116	3,132
ATP Oil & Gas Corp. (I)(L)	1,271	4,296
Berry Petroleum Company, Class A (L)	1,225	48,584
Bill Barrett Corp. (I)(L)	1,147	24,569
Blueknight Energy Partners LP	1,142	7,663
Boardwalk Pipeline Partners LP	4,894	135,221
Bonanza Creek Energy, Inc. (I)	949	15,782
BP Prudhoe Bay Royalty Trust (L)	494	57,586
BPZ Resources, Inc. (I)(L)	3,316	8,389
BreitBurn Energy Partners LP	1,681	27,871
Buckeye Partners LP	2,020	105,383
Cabot Oil & Gas Corp.	4,940	194,636
Callon Petroleum Company (I)	905	3,855
Calumet Specialty Products Partners LP	1,399	33,268
Carrizo Oil & Gas, Inc. (I)(L)	896	21,065
Ceres, Inc. (I)	621	5,620
Cheniere Energy Partners LP	3,943	89,151
Cheniere Energy, Inc. (I)(L)	4,374	64,473
Chesapeake Energy Corp. (L)	15,503	288,356
Chevron Corp.	46,523	4,908,177
Cimarex Energy Company	2,021	111,398
Clayton Williams Energy, Inc. (I)	273	13,208
Clean Energy Fuels Corp. (I)(L)	1,999	30,985
Cloud Peak Energy, Inc. (I)	1,465	24,773
Cobalt International Energy, Inc. (I)	9,257	217,540
Comstock Resources, Inc. (I)(L)	1,220	20,032
Concho Resources, Inc. (I)	2,438	207,523
ConocoPhillips	30,082	1,680,982
CONSOL Energy, Inc. (L)	5,336	161,361
Contango Oil & Gas Company (I)(L)	361	21,371
Continental Resources, Inc. (I)	4,246	282,869
Copano Energy LLC	1,588	44,146
CREDO Petroleum Corp. (I)	291	4,211
Crimson Exploration, Inc. (I)	741	3,401
Cross Timbers Royalty Trust	156	5,458
Crosstex Energy LP	1,490	24,436
Crosstex Energy, Inc. (L)	1,099	15,386
CVR Energy, Inc. (I)	1,988	52,841
DCP Midstream Partners LP	1,199	50,538
Delek US Holdings, Inc.	1,438	25,294
Denbury Resources, Inc. (I)	9,207	139,118
Devon Energy Corp.	9,525	552,355
DHT Holdings, Inc.	1,257	785
Dorchester Minerals LP	663	14,553
Eagle Rock Energy Partners LP	3,102	27,794
El Paso Pipeline Partners LP	4,934	166,769
Enbridge Energy Management LLC (I)	928	29,668
Enbridge Energy Partners LP	6,655	204,774
Endeavour International Corp. (I)	1,197	10,055
Energen Corp.	1,687	76,134
Energy Partners, Ltd. (I)	1,024	17,306
Energy Transfer Equity LP	6,575	269,707
Energy Transfer Partners LP	5,247	231,865
Energy XXI Bermuda, Ltd.	1,807	56,541
Enterprise Products Partners LP	20,529	1,051,906
EOG Resources, Inc.	6,328	570,216
EQT Corp.	3,500	187,705
EV Energy Partner LP	896	45,212
Evolution Petroleum Corp. (I)	784	6,539
EXCO Resources, Inc.	5,188	39,377
Exxon Mobil Corp.	110,983	9,496,815
Forest Oil Corp. (I)	2,769	20,297
FX Energy, Inc. (I)(L)	1,516	9,020
Gastar Exploration, Ltd. (I)	1,854	3,578
Genesis Energy LP	1,838	53,431
GeoResources, Inc. (I)	640	23,430
Gevo, Inc. (I)(L)	551	2,738
Global Partners LP	689	15,716
GMX Resources, Inc. (I)	1,403	1,138
Goodrich Petroleum Corp. (I)	816	11,310
Green Plains Renewable Energy, Inc. (I)	881	5,497
Gulfport Energy Corp. (I)	1,297	26,757
Halcon Resources Corp. (I)(L)	3,406	32,153
Harvest Natural Resources, Inc. (I)(L)	980	8,379
Hess Corp.	8,011	348,078
Holly Energy Partners LP	641	36,281
HollyFrontier Corp.	4,838	171,410
Houston American Energy Corp.	690	773
Hugoton Royalty Trust	1,047	8,177
Hyperdynamics Corp. (I)(L)	3,833	3,212
Inergy LP	2,721	50,665
Isramco, Inc. (I)	58	6,380
James River Coal Company (I)(L)	776	2,103
Kinder Morgan Energy Partners LP	5,435	427,082
Kinder Morgan Management LLC (I)	2,350	172,537
Kinder Morgan, Inc.	26,701	860,306
KiOR, Inc., Class A (I)(L)	2,519	22,545
Kodiak Oil & Gas Corp. (I)	6,366	52,265

The accompanying notes are an integral part of the financial statements.

121

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Laredo Petroleum, Inc. (I)	2,942	$61,194
Legacy Reserves LP	1,120	28,011
Linn Energy LLC	4,618	175,946
Magellan Midstream Partners LP	2,658	187,761
Magnum Hunter Resources Corp. (I)(L)	4,207	17,585
Marathon Oil Corp.	16,547	423,107
Marathon Petroleum Corp.	8,120	364,750
MarkWest Energy Partners LP	2,592	127,812
Martin Midstream Partners LP	581	19,022
Matador Resources Company (I)	1,306	14,026
McMoRan Exploration Company (I)(L)	3,903	49,451
Midstates Petroleum Company, Inc. (I)	1,497	14,536
Murphy Oil Corp.	4,596	231,133
Natural Resource Partners LP	2,561	56,777
Newfield Exploration Company (I)	3,177	93,118
Niska Gas Storage Partners LLC	938	11,359
Noble Energy, Inc.	4,157	352,597
Northern Oil and Gas, Inc. (I)(L)	1,562	24,898
NuStar Energy LP	1,664	89,673
NuStar GP Holdings LLC	1,048	32,530
Oasis Petroleum, Inc. (I)	2,168	52,422
Occidental Petroleum Corp.	19,077	1,636,234
Oiltanking Partners LP	945	29,626
ONEOK Partners LP	4,809	258,484
Overseas Shipholding Group, Inc.	760	8,444
Oxford Resource Partners LP	353	2,732
PAA Natural Gas Storage LP	1,497	26,751
Pacific Ethanol, Inc. (I)	3,509	1,249
Panhandle Oil and Gas, Inc.	177	5,335
Patriot Coal Corp. (I)(L)	2,255	2,751
PDC Energy, Inc. (I)	764	18,733
Peabody Energy Corp.	6,375	156,315
Penn Virginia Corp. (L)	1,269	9,314
Penn Virginia Resource Partners LP	1,865	45,693
Petroquest Energy, Inc. (I)	1,669	8,345
Phillips 66 (I)	14,980	497,935
Pioneer Natural Resources Company	2,904	256,162
Pioneer Southwest Energy Partners LP	782	20,113
Plains All American Pipeline LP	3,655	295,361
Plains Exploration & Production Company (I)	2,976	104,696
QEP Resources, Inc.	4,200	125,874
Quicksilver Resources, Inc. (I)(L)	4,280	23,198
Range Resources Corp.	3,806	235,477
Regency Energy Partners LP	3,764	89,470
Renewable Energy Group, Inc. (I)	739	5,491
Rentech, Inc. (I)	5,518	11,367
Resolute Energy Corp. (I)(L)	1,523	14,575
REX American Resources Corp. (I)	283	5,524
Rex Energy Corp. (I)	1,146	12,847
Rhino Resource Partners LP	453	6,233
Rosetta Resources, Inc. (I)	1,283	47,009
Sanchez Energy Corp. (I)	845	17,576
SandRidge Energy, Inc. (I)(L)	11,492	76,881
SandRidge Mississippian Trust	505	12,994
SemGroup Corp., Class A (I)	1,031	32,920
Ship Finance International, Ltd. (L)	1,785	27,900
SM Energy Company	1,515	74,402
Solazyme, Inc. (I)(L)	1,538	21,378
Southwestern Energy Company (I)	8,229	262,752
Spectra Energy Corp.	15,318	445,141
Spectra Energy Partners LP	2,363	71,906
Stone Energy Corp. (I)	1,123	28,457
Sunoco Logistics Partners LP	2,383	86,431
Sunoco, Inc.	2,516	119,510
Swift Energy Company (I)	1,049	19,522
Syntroleum Corp. (I)	3,712	2,506
Targa Resources Corp.	1,000	42,700
Targa Resources Partners LP	2,164	77,147
TC Pipelines LP	1,280	55,168
Teekay Corp.	1,672	48,956
Teekay LNG Partners LP	1,535	59,174
Tesoro Corp. (I)	3,263	81,444
Tesoro Logistics LP	399	13,526
The Williams Companies, Inc.	13,955	402,183
Transmontaigne Partners LP	395	13,138
Ultra Petroleum Corp. (I)(L)	3,650	84,206
Uranerz Energy Corp. (I)(L)	2,497	3,621
Uranium Energy Corp. (I)(L)	2,161	4,949
Uranium Resources, Inc. (I)(L)	3,703	2,297
US Energy Corp. (I)	1,052	2,483
USEC, Inc. (I)(L)	3,092	3,061
Vaalco Energy, Inc. (I)(L)	1,471	12,695
Valero Energy Corp.	12,968	313,177
Venoco, Inc. (I)	1,516	15,175
Voc Energy Trust	444	8,081
Voyager Oil & Gas, Inc. (I)	1,367	2,406
W&T Offshore, Inc.	1,817	27,800
Warren Resources, Inc. (I)	1,474	3,538
Western Gas Partners LP	2,118	92,408
Western Refining, Inc.	2,218	49,395
Westmoreland Coal Company (I)	386	3,107
Whiting Petroleum Corp. (I)	2,750	113,080
Williams Partners LP	6,829	356,747
World Fuel Services Corp. (L)	1,687	64,157
WPX Energy, Inc. (I)	4,651	75,253
ZaZa Energy Corp. (I)	2,524	11,408
Zion Oil & Gas, Inc. (I)(L)	1,070	1,680

		36,249,632

		42,313,408
Financials - 15.4%
Capital Markets - 2.0%
Affiliated Managers Group, Inc. (I)	1,210	132,435
AllianceBernstein Holding LP	2,588	32,842
American Capital, Ltd. (I)	7,823	78,778
Ameriprise Financial, Inc.	5,225	273,059
Apollo Investment Corp.	4,724	36,280
Arlington Asset Investment Corp. (L)	281	6,101
Artio Global Investors, Inc.	1,239	4,337
BGC Partners, Inc., Class A (L)	3,158	18,537
BlackRock, Inc.	3,884	659,581
Blackstone Group LP	9,383	122,636
Calamos Asset Management, Inc.	358	4,099
CIFC Corp. (I)	704	5,188
Cohen & Steers, Inc. (L)	1,079	37,236
Cowen Group, Inc., Class A (I)	2,816	7,491
Diamond Hill Investment Group, Inc.	87	6,811
Duff & Phelps Corp.	959	13,906
E*TRADE Financial Corp. (I)	6,786	54,559
Eaton Vance Corp. (L)	2,762	74,436
Edelman Financial Group, Inc.	527	4,585
Ellington Financial LLC	333	7,046
Epoch Holding Corp.	522	11,891
Evercore Partners, Inc., Class A	669	15,648
FBR & Company (I)	782	2,166
Federated Investors, Inc., Class B (L)	2,358	51,522
Fidus Investment Corp.	342	5,188
Fifth Street Finance Corp.	1,882	18,782
Financial Engines, Inc. (I)	1,100	23,595

The accompanying notes are an integral part of the financial statements.

122

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Capital Markets (continued)
Fortress Investment Group LLC	11,718	$39,490
Franklin Resources, Inc.	5,089	564,828
FXCM, Inc.	446	5,245
GAMCO Investors, Inc., Class A (L)	622	27,611
GFI Group, Inc.	2,544	9,057
Gleacher & Company, Inc. (I)	4,731	3,785
Golub Capital BDC, Inc.	501	7,560
Greenhill & Company, Inc.	703	25,062
GSV Capital Corp. (I)	579	5,385
Harris & Harris Group, Inc. (I)	1,138	4,324
HFF, Inc. (I)	916	12,769
ICG Group, Inc. (I)	972	8,991
INTL FCStone, Inc. (I)	429	8,301
Invesco, Ltd.	10,444	236,034
Investment Technology Group, Inc. (I)	846	7,783
Janus Capital Group, Inc. (L)	4,214	32,953
Jefferies Group, Inc. (L)	5,000	64,950
JMP Group, Inc.	883	5,457
KBW, Inc. (L)	710	11,680
Knight Capital Group, Inc., Class A (I)	2,401	28,668
Ladenburg Thalmann
Financial Services, Inc. (I)	4,163	6,411
Lazard, Ltd., Class A	2,901	75,397
Legg Mason, Inc.	3,294	86,863
LPL Financial Holdings, Inc.	2,668	90,098
Main Street Capital Corp.	645	15,609
MCG Capital Corp.	1,492	6,863
Medallion Financial Corp.	722	7,668
MF Global Holdings, Ltd. (I)	3,426	113
Morgan Stanley	46,623	680,230
New Mountain Finance Corp.	386	5,477
Northern Trust Corp.	5,650	260,013
Och-Ziff Capital Management Group LLC.	9,880	74,890
Oppenheimer Holdings, Inc., Class A	428	6,728
Penson Worldwide, Inc. (I)	1,757	269
Piper Jaffray Companies (I)	532	12,465
Pzena Investment Management, Inc., Class A	1,169	5,179
Raymond James Financial, Inc.	3,206	109,773
Safeguard Scientifics, Inc. (I)	437	6,765
SEI Investments Company	4,263	84,791
State Street Corp.	11,497	513,226
Stifel Financial Corp. (I)(L)	1,311	40,510
SWS Group, Inc.	916	4,882
T. Rowe Price Group, Inc.	5,967	375,682
TD Ameritrade Holding Corp.	13,006	221,102
The Bank of New York Mellon Corp.	28,329	621,822
The Carlyle Group LP (I)	723	16,202
The Charles Schwab Corp.	29,820	385,573
The Goldman Sachs Group, Inc.	11,656	1,117,344
U.S. Global Investors, Inc.	604	2,639
Virtus Investment Partners, Inc. (I)	200	16,200
W. P. Carey & Co. LLC	957	44,051
Waddell & Reed Financial, Inc., Class A (L)	1,988	60,197
Walter Investment Management Corp.	702	16,455
Westwood Holdings Group, Inc.	206	7,676

		7,797,831
Commercial Banks - 3.0%
1st Source Corp.	551	12,453
Access National Corp.	383	5,017
Alliance Financial Corp.	128	4,396
American National Bankshares, Inc.	151	3,558
Ameris Bancorp (I)(L)	553	6,968
Ames National Corp.	313	7,196
Arrow Financial Corp.	344	8,314
Associated Banc-Corp.	4,223	55,701
Bancfirst Corp.	347	14,543
Bancorp, Inc. (I)	700	6,615
BancorpSouth, Inc.	2,201	31,959
Bank of Hawaii Corp. (L)	1,067	49,029
Bank of Kentucky Financial Corp.	136	3,623
Bank of Marin Bancorp	143	5,292
Bank of the Ozarks, Inc.	848	25,508
Banner Corp.	413	9,049
Bar Harbor Bankshares	142	5,112
BB&T Corp.	16,417	506,464
BBCN Bancorp, Inc. (I)	1,762	19,188
BCB Bancorp, Inc.	448	4,646
Berkshire Bancorp, Inc. (I)	561	4,937
BNC Bancorp	474	3,726
BOK Financial Corp. (L)	1,648	95,914
Boston Private Financial Holdings, Inc. (L)	2,048	18,289
Bridge Bancorp, Inc.	116	2,736
Bridge Capital Holdings (I)	323	5,216
Bryn Mawr Bank Corp. (L)	316	6,658
BSB Bancorp, Inc. (I)	196	2,499
C&F Financial Corp.	59	2,369
Camden National Corp.	148	5,420
Capital Bank Corp. (I)	2,936	6,694
Capital City Bank Group, Inc.	609	4,488
CapitalSource, Inc.	5,741	38,580
Cardinal Financial Corp.	562	6,901
Cascade Bancorp (I)	981	5,817
Cathay General Bancorp	1,933	31,914
Center Bancorp, Inc.	616	6,930
Centerstate Banks, Inc.	883	6,313
Central Pacific Financial Corp. (I)	913	12,892
Century Bancorp, Inc.	214	6,362
Chemical Financial Corp.	686	14,749
CIT Group, Inc. (I)	4,737	168,827
Citizens & Northern Corp.	307	5,848
Citizens Republic Bancorp, Inc. (I)	840	14,389
City Holding Company (L)	385	12,971
City National Corp.	1,194	58,005
CNB Financial Corp.	345	5,627
CoBiz Financial, Inc.	880	5,509
Columbia Banking System, Inc. (L)	984	18,519
Comerica, Inc.	4,541	139,454
Commerce Bancshares, Inc.	2,115	80,159
Community Bank Systems, Inc.	937	25,411
Community Trust Bancorp, Inc.	322	10,784
Cullen/Frost Bankers, Inc.	1,477	84,913
CVB Financial Corp.	2,517	29,323
Eagle Bancorp, Inc. (I)	520	8,190
East West Bancorp, Inc.	3,541	83,072
Encore Bancshares, Inc. (I)	351	7,241
Enterprise Bancorp, Inc.	378	6,195
Enterprise Financial Services Corp.	505	5,535
Fidelity Southern Corp.	256	2,212
Fifth Third Bancorp	21,678	290,485
Financial Institutions, Inc.	366	6,178
First BanCorp Puerto Rico (I)	5,138	20,346
First Bancorp Troy NC	566	5,032
First Bancorp, Inc. Maine	349	5,933
First Busey Corp.	2,456	11,862
First California Financial Group, Inc. (I)	460	3,165
First Citizens BancShares, Inc.	237	39,496
First Commonwealth Financial Corp.	2,381	16,024
First Community Bancshares, Inc.	303	4,372
First Connecticut Bancorp, Inc.	557	7,520

The accompanying notes are an integral part of the financial statements.

123

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
First Financial Bancorp	1,424	$22,756
First Financial Bankshares, Inc. (L)	736	25,436
First Financial Corp./Indiana	375	10,875
First Horizon National Corp.	6,054	52,367
First Interstate Bancsystem, Inc.	1,168	16,632
First Merchants Corp.	685	8,535
First Midwest Bancorp, Inc.	1,885	20,697
First Niagara Financial Group, Inc.	8,115	62,080
First Republic Bank (I)	3,056	102,682
FirstMerit Corp. (L)	2,636	43,547
FNB Corp.	3,111	33,817
FNB United Corp. (I)	587	7,625
Fulton Financial Corp.	4,878	48,731
German American Bancorp, Inc.	291	5,966
Glacier Bancorp, Inc.	1,642	25,435
Great Southern Bancorp, Inc.	282	7,778
Guaranty Bancorp (I)	3,117	6,577
Hampton Roads Bankshares, Inc. (I)(L)	929	1,013
Hampton Roads Bankshares, Inc. (I)	929	749
Hampton Roads Bankshares, Inc. (I)	929	674
Hancock Holding Company	2,022	61,550
Hanmi Financial Corp. (I)	638	6,686
Heartland Financial USA, Inc.	314	7,536
Heritage Commerce Corp. (I)	487	3,166
Heritage Financial Corp.	295	4,322
Heritage Oaks Bancorp (I)	942	5,247
Home Bancshares, Inc.	638	19,510
Horizon Bancorp	196	5,155
Huntington Bancshares, Inc.	20,382	130,445
Iberiabank Corp. (L)	709	35,769
Independent Bank Corp. - MA (L)	557	16,270
International Bancshares Corp.	1,624	31,700
Intervest Bancshares Corp. (I)	1,023	3,918
Investors Bancorp, Inc. (I)	2,672	40,320
KeyCorp	22,547	174,514
Lakeland Bancorp, Inc.	501	5,271
Lakeland Financial Corp.	379	10,169
M&T Bank Corp.	2,996	247,380
Macatawa Bank Corp. (I)	189	644
MainSource Financial Group, Inc.	345	4,081
MB Financial, Inc.	1,370	29,510
Mercantile Bank Corp. (I)	249	4,594
Merchants Bancshares, Inc.	177	4,876
Metro Bancorp, Inc. (I)	365	4,391
MetroCorp Bancshares, Inc. (I)	527	5,623
Middleburg Financial Corp.	287	4,879
MidSouth Bancorp, Inc.	361	5,083
MidWestOne Financial Group, Inc.	168	3,612
National Bankshares, Inc.	222	6,687
National Penn Bancshares, Inc. (L)	3,509	33,581
NBT Bancorp, Inc. (L)	739	15,955
Northrim BanCorp, Inc.	124	2,665
Norwood Financial Corp.	107	3,026
Old National Bancorp	2,285	27,443
OmniAmerican Bancorp, Inc. (I)	300	6,429
Oriental Financial Group, Inc.	922	10,216
Pacific Capital Bancorp (I)	765	34,983
Pacific Continental Corp.	507	4,497
Pacific Mercantile Bancorp (I)	547	3,780
PacWest Bancorp	776	18,368
Park National Corp. (L)	392	27,342
Peapack Gladstone Financial Corp.	326	5,056
Penns Woods Bancorp, Inc.	126	5,016
Peoples Bancorp, Inc.	361	7,935
Peoples Financial Corp.	366	3,569
Pinnacle Financial Partners, Inc. (I)(L)	731	14,262
PNC Financial Services Group, Inc.	12,456	761,186
Popular, Inc. (I)	2,513	41,741
Preferred Bank/Los Angeles CA (I)	304	4,061
PrivateBancorp, Inc. (L)	1,746	25,771
Prosperity Bancshares, Inc.	1,087	45,687
Regions Financial Corp.	33,145	223,729
Renasant Corp.	644	10,117
Republic Bancorp, Inc., Class A (L)	553	12,304
S&T Bancorp, Inc.	617	11,396
Sandy Spring Bancorp, Inc.	538	9,684
SCBT Financial Corp.	357	12,584
Seacoast Banking Corp. of Florida (I)	3,239	4,891
Sierra Bancorp	405	4,010
Signature Bank (I)(L)	1,094	66,701
Simmons First National Corp., Class A (L)	411	9,556
Southside Bancshares, Inc.	340	7,643
Southwest Bancorp, Inc. (I)	272	2,560
State Bank Financial Corp. (I)	857	12,992
StellarOne Corp.	406	5,067
Sterling Bancorp	1,021	10,190
Sterling Financial Corp. (I)	1,391	26,276
Suffolk Bancorp (I)	361	4,682
Sun Bancorp, Inc. (I)	1,838	4,963
SunTrust Banks, Inc.	12,667	306,921
Susquehanna Bancshares, Inc.	4,360	44,908
SVB Financial Group (I)	1,022	60,012
SY Bancorp, Inc.	393	9,412
Synovus Financial Corp. (L)	19,112	37,842
Taylor Capital Group, Inc. (I)	701	11,489
TCF Financial Corp.	3,834	44,014
Texas Capital Bancshares, Inc. (I)(L)	906	36,593
The First of Long Island Corp.	263	7,619
Tompkins Financial Corp.	319	12,020
TowneBank	708	9,912
Trico Bancshares	463	7,130
Trustmark Corp. (L)	1,569	38,409
U.S. Bancorp	45,088	1,450,030
UMB Financial Corp. (L)	1,004	51,435
Umpqua Holdings Corp. (L)	2,759	36,308
Union First Market Bankshares Corp.	524	7,572
United Bankshares, Inc.	1,203	31,134
United Community Banks, Inc. (I)	876	7,507
Univest Corp. of Pennsylvania	425	7,025
Valley National Bancorp	4,698	49,799
Virginia Commerce Bancorp, Inc. (I)	830	6,997
VIST Financial Corp.	323	3,753
Washington Banking Company	255	3,545
Washington Trust Bancorp, Inc.	356	8,679
Webster Financial Corp.	2,088	45,226
Wells Fargo & Company	124,198	4,153,181
WesBanco, Inc.	568	12,076
West Bancorp, Inc.	339	3,224
West Coast Bancorp (I)	391	7,683
Westamerica Bancorp.	657	31,004
Western Alliance Bancorp (I)	1,764	16,511
Wilshire Bancorp, Inc. (I)	1,518	8,319
Wintrust Financial Corp. (L)	886	31,453
Zions Bancorporation	4,373	84,924

		11,869,092
Consumer Finance - 0.8%
American Express Company	27,468	1,598,912
Capital One Financial Corp.	13,018	711,564
Cash America International, Inc. (L)	711	31,312

The accompanying notes are an integral part of the financial statements.

124

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Consumer Finance (continued)
CompuCredit Holdings Corp. (I)	1,048	$3,794
Credit Acceptance Corp. (I)	613	51,756
DFC Global Corp. (I)	1,023	18,854
Discover Financial Services	12,448	430,452
Ezcorp, Inc., Class A (I)(L)	1,228	28,809
First Cash Financial Services, Inc. (I)	673	27,034
Green Dot Corp., Class A (I)(L)	812	17,961
Imperial Holdings, Inc. (I)	412	1,578
Nelnet, Inc., Class A	1,071	24,633
Netspend Holdings, Inc. (I)	1,890	17,369
Regional Management Corp. (I)	351	5,774
SLM Corp.	11,967	188,002
The First Marblehead Corp. (I)(L)	3,582	4,191
World Acceptance Corp. (I)(L)	327	21,517

		3,183,512
Diversified Financial Services - 2.2%
Bank of America Corp.	252,863	2,068,419
California First National Bancorp	339	5,319
CBOE Holdings, Inc.	2,142	59,291
Citigroup, Inc.	68,964	1,890,303
CME Group, Inc.	1,563	419,056
FX Alliance, Inc. (I)	726	11,405
Gain Capital Holdings, Inc.	1,138	5,679
Interactive Brokers Group, Inc., Class A	1,129	16,619
IntercontinentalExchange, Inc. (I)	1,704	231,710
JPMorgan Chase & Company	89,923	3,212,949
KKR Financial Holdings LLC	4,229	36,031
Leucadia National Corp. (L)	5,745	122,196
Life Partners Holdings, Inc. (L)	788	1,678
MarketAxess Holdings, Inc.	867	23,097
Marlin Business Services Corp.	253	4,147
MicroFinancial, Inc.	548	4,439
Moody’s Corp. (L)	5,240	191,522
MSCI, Inc. (I)	2,844	96,753
NewStar Financial, Inc. (I)	1,022	13,245
NYSE Euronext	6,070	155,271
PHH Corp. (I)	1,363	23,825
PICO Holdings, Inc. (I)	459	10,286
Resource America, Inc.	737	4,702
The NASDAQ OMX Group, Inc.	4,068	92,222

		8,700,164
Insurance - 3.8%
Aflac, Inc.	10,955	466,573
Alleghany Corp. (I)	392	133,182
Allied World Assurance
Company Holdings, Ltd.	864	68,662
Alterra Capital Holdings, Ltd.	2,356	55,013
American Equity Investment Life
Holding Company (L)	1,277	14,060
American Financial Group, Inc.	2,332	91,484
American International Group, Inc. (I)	44,697	1,434,327
American National Insurance Company	628	44,758
American Safety Insurance Holdings, Ltd. (I)	198	3,713
AMERISAFE, Inc. (I)	368	9,550
Amtrust Financial Services, Inc. (L)	1,464	43,495
Arch Capital Group, Ltd. (I)	3,234	128,357
Argo Group International Holdings, Ltd.	654	19,143
Arthur J. Gallagher & Company	2,668	93,567
Aspen Insurance Holdings, Ltd.	1,667	48,176
Assurant, Inc.	2,044	71,213
Assured Guaranty, Ltd.	4,193	59,121
Axis Capital Holdings, Ltd.	3,134	102,012
Baldwin & Lyons, Inc., Class B	318	7,390
Berkshire Hathaway, Inc., Class B (I)	58,023	4,835,057
Brown & Brown, Inc.	3,423	93,345
Cincinnati Financial Corp. (L)	3,808	144,971
Citizens, Inc., Class A (I)(L)	1,265	12,334
CNA Financial Corp.	6,333	175,551
CNO Financial Group, Inc.	5,910	46,098
Crawford & Company, Class B	1,523	6,229
Donegal Group, Inc.	577	7,663
Eastern Insurance Holdings, Inc.	463	7,871
eHealth, Inc. (I)	514	8,281
EMC Insurance Group, Inc.	262	5,292
Employers Holdings, Inc.	815	14,703
Endurance Specialty Holdings, Ltd.	1,070	41,002
Enstar Group, Ltd. (I)	327	32,353
Erie Indemnity Company	1,156	82,781
Everest Re Group, Ltd.	1,285	132,985
FBL Financial Group, Inc., Class A	711	19,915
Fidelity National Financial, Inc., Class A	5,254	101,192
First American Financial Corp.	2,568	43,553
Flagstone Reinsurance Holdings SA	1,521	12,183
Fortegra Financial Corp. (I)	697	5,576
Genworth Financial, Inc., Class A (I)	11,738	66,437
Greenlight Capital Re, Ltd., Class A (I)	826	20,997
Hallmark Financial Services, Inc. (I)	346	2,699
Hartford Financial Services Group, Inc.	10,288	181,377
HCC Insurance Holdings, Inc.	2,503	78,594
Hilltop Holdings, Inc. (I)	1,210	12,475
Homeowners Choice, Inc.	340	5,984
Horace Mann Educators Corp.	866	15,138
Independence Holding Company	699	6,885
Infinity Property & Casualty Corp.	310	17,878
Investors Title Company	91	5,181
Kansas City Life Insurance Company	217	7,636
Kemper Corp.	1,473	45,295
Lincoln National Corp.	6,899	150,881
Loews Corp.	9,372	383,409
Maiden Holdings, Ltd.	1,550	13,454
Markel Corp. (I)	225	99,383
Marsh & McLennan Companies, Inc.	12,795	412,383
MBIA, Inc. (I)(L)	4,550	49,186
Meadowbrook Insurance Group, Inc.	1,157	10,170
Mercury General Corp.	1,321	55,046
MetLife, Inc.	24,944	769,522
Montpelier Re Holdings, Ltd.	1,358	28,912
National Financial Partners Corp. (I)(L)	914	12,248
National Interstate Corp.	423	11,248
National Western Life Insurance
Company, Class A	76	10,786
Old Republic International Corp.	5,998	49,723
OneBeacon Insurance Group, Ltd. (L)	2,238	29,139
PartnerRe, Ltd.	1,553	117,516
Platinum Underwriters Holdings, Ltd.	885	33,719
Presidential Life Corp.	895	8,798
Primerica, Inc.	1,482	39,614
Principal Financial Group, Inc.	7,044	184,764
ProAssurance Corp.	735	65,481
Protective Life Corp. (L)	1,973	58,026
Prudential Financial, Inc.	11,511	557,478
Reinsurance Group of America, Inc.	1,702	90,563
RenaissanceRe Holdings, Ltd.	1,236	93,948
RLI Corp.	484	33,009
Safety Insurance Group, Inc.	326	13,249
SeaBright Holdings, Inc.	318	2,827
Selective Insurance Group, Inc.	1,211	21,084
StanCorp Financial Group, Inc. (L)	1,053	39,129

The accompanying notes are an integral part of the financial statements.

125

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
State Auto Financial Corp.	848	$11,914
Stewart Information Services Corp.	519	7,967
Symetra Financial Corp.	2,961	37,368
The Allstate Corp.	11,748	412,237
The Chubb Corp.	6,374	464,155
The Hanover Insurance Group, Inc.	1,079	42,221
The Navigators Group, Inc. (I)	349	17,467
The Phoenix Companies, Inc. (I)(L)	3,507	6,488
The Progressive Corp.	14,383	299,598
The Travelers Companies, Inc.	9,249	590,456
Torchmark Corp.	2,388	120,713
Tower Group, Inc.	901	18,804
United Fire Group, Inc.	567	12,094
Universal Insurance Holdings, Inc.	1,281	4,368
Unum Group (L)	6,901	132,016
Validus Holdings, Ltd.	2,334	74,758
W.R. Berkley Corp.	3,268	127,191
White Mountains Insurance Group, Ltd.	165	86,089

		15,099,906
Real Estate Investment Trusts - 3.1%
Acadia Realty Trust	953	22,091
AG Mortgage Investment Trust, Inc.	417	8,961
Agree Realty Corp.	281	6,219
Alexander’s, Inc.	126	54,320
Alexandria Real Estate Equities, Inc.	1,458	106,026
American Assets Trust, Inc.	957	23,207
American Campus Communities, Inc. (L)	1,725	77,591
American Capital Agency Corp.	6,723	225,960
Annaly Capital Management, Inc. (L)	22,654	380,134
Anworth Mortgage Asset Corp.	3,235	22,807
Apartment Investment & Management
Company, Class A	2,855	77,171
Apollo Commercial Real Estate Finance, Inc.	581	9,337
Apollo Residential Mortgage, Inc.	567	10,932
Arbor Realty Trust, Inc.	993	5,313
Ares Commercial Real Estate Corp.	334	5,838
ARMOUR Residential REIT, Inc. (L)	3,905	27,765
Ashford Hospitality Trust, Inc.	1,677	14,137
Associated Estates Realty Corp.	1,065	15,922
AvalonBay Communities, Inc.	2,234	316,066
BioMed Realty Trust, Inc.	3,595	67,155
Boston Properties, Inc.	3,505	379,837
Brandywine Realty Trust	3,196	39,439
BRE Properties, Inc.	1,773	88,685
BRT Realty Trust (I)	597	3,881
Camden Property Trust	1,796	121,535
Campus Crest Communities, Inc.	582	6,047
Capital Trust, Inc., Class A (I)	6	17
CapLease, Inc.	1,672	6,939
Capstead Mortgage Corp.	2,151	29,920
CBL & Associates Properties, Inc. (L)	3,484	68,077
Cedar Shopping Centers, Inc.	1,659	8,378
Chatham Lodging Trust	582	8,311
Chesapeake Lodging Trust	837	14,413
Chimera Investment Corp.	23,852	56,291
Colonial Properties Trust	2,110	46,715
Colony Financial, Inc.	862	14,913
CommonWealth	1,997	38,183
Coresite Realty Corp.	449	11,593
Corporate Office Properties Trust (L)	1,725	40,555
Cousins Properties, Inc.	2,213	17,151
CreXus Investment Corp.	1,825	18,560
CubeSmart	2,961	34,555
CYS Investments, Inc.	2,621	36,091
DCT Industrial Trust, Inc. (L)	5,788	36,464
DDR Corp.	6,575	96,258
DiamondRock Hospitality Company	3,957	40,361
Digital Realty Trust, Inc.	2,483	186,399
Douglas Emmett, Inc.	3,208	74,105
Duke Realty Corp.	6,210	90,914
DuPont Fabros Technology, Inc.	1,429	40,812
Dynex Capital, Inc.	1,357	14,086
EastGroup Properties, Inc.	693	36,937
Education Realty Trust, Inc. (L)	2,304	25,528
Entertainment Properties Trust	1,086	44,645
Equity Lifestyle Properties, Inc.	975	67,246
Equity One, Inc.	2,788	59,106
Equity Residential	7,075	441,197
Essex Property Trust, Inc.	823	126,676
Excel Trust, Inc.	858	10,262
Extra Space Storage, Inc.	2,227	68,146
Federal Realty Investment Trust	1,494	155,510
FelCor Lodging Trust, Inc. (I)	3,275	15,393
First Industrial Realty Trust, Inc. (I)	1,910	24,104
First Potomac Realty Trust	1,135	13,359
Franklin Street Properties Corp.	1,913	20,240
General Growth Properties, Inc.	22,103	399,843
Getty Realty Corp. (L)	779	14,918
Gladstone Commercial Corp.	304	5,065
Glimcher Realty Trust	3,168	32,377
Government Properties Income Trust	1,126	25,470
Gramercy Capital Corp. (I)	1,840	4,600
Hatteras Financial Corp.	2,041	58,373
HCP, Inc.	9,660	426,489
Health Care REIT, Inc.	4,897	285,495
Healthcare Realty Trust, Inc.	1,849	44,080
Hersha Hospitality Trust	4,355	22,994
Highwoods Properties, Inc. (L)	1,715	57,710
Home Properties, Inc.	1,128	69,214
Hospitality Properties Trust	2,911	72,105
Host Hotels & Resorts, Inc. (L)	16,666	263,656
Hudson Pacific Properties, Inc.	1,159	20,178
Inland Real Estate Corp. (L)	1,968	16,492
Invesco Mortgage Capital, Inc.	2,783	51,040
Investors Real Estate Trust (L)	2,146	16,953
iStar Financial, Inc. (I)	1,937	12,494
Kilroy Realty Corp.	1,528	73,970
Kimco Realty Corp.	9,585	182,403
Kite Realty Group Trust	1,666	8,313
LaSalle Hotel Properties	2,027	59,067
Lexington Realty Trust	3,804	32,220
Liberty Property Trust	2,719	100,168
LTC Properties, Inc.	764	27,718
Mack-Cali Realty Corp.	2,075	60,320
Medical Properties Trust, Inc.	3,201	30,794
MFA Financial, Inc.	8,465	66,789
Mid-America Apartment Communities, Inc.	951	64,896
Mission West Properties, Inc.	425	3,664
Monmouth Real Estate Investment Corp.	804	9,423
MPG Office Trust, Inc. (I)	1,961	3,942
National Health Investments, Inc.	688	35,033
National Retail Properties, Inc.	2,499	70,697
New York Mortgage Trust, Inc.	907	6,403
Newcastle Investment Corp.	3,417	22,894
NorthStar Realty Finance Corp. (L)	3,620	18,896
Omega Healthcare Investors, Inc. (L)	2,439	54,878
One Liberty Properties, Inc.	359	6,760
Parkway Properties, Inc.	348	3,981
Pebblebrook Hotel Trust	1,251	29,161

The accompanying notes are an integral part of the financial statements.

126

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Pennsylvania Real Estate Investment Trust	1,314	$19,684
Pennymac Mortgage Investment Trust	1,030	20,322
Piedmont Office Realty Trust, Inc., Class A	4,093	70,441
Plum Creek Timber Company, Inc. (L)	3,802	150,939
PMC Commercial Trust	406	3,126
Post Properties, Inc.	1,263	61,824
Potlatch Corp.	951	30,375
Prologis, Inc.	10,830	359,881
PS Business Parks, Inc.	556	37,652
Public Storage	4,048	584,572
Rait Financial Trust (L)	1,551	7,166
Ramco-Gershenson Properties Trust	1,184	14,883
Rayonier, Inc. (L)	2,853	128,100
Realty Income Corp. (L)	3,134	130,907
Redwood Trust, Inc.	1,816	22,664
Regency Centers Corp.	2,150	102,276
Resource Capital Corp.	1,630	8,688
Retail Properties Of America, Inc.	3,187	30,978
RLJ Lodging Trust	2,541	46,068
Rouse Properties, Inc.	1,216	16,477
Sabra Healthcare REIT, Inc.	982	16,802
Saul Centers, Inc.	429	18,391
Select Income REIT	788	18,723
Senior Housing Properties Trust	3,905	87,160
Simon Property Group, Inc.	6,998	1,089,309
SL Green Realty Corp.	2,046	164,171
Sovran Self Storage, Inc.	710	35,564
STAG Industrial, Inc.	714	10,410
Starwood Property Trust, Inc.	2,468	52,593
Strategic Hotels & Resorts, Inc. (I)	4,829	31,195
Summit Hotel Properties, Inc.	894	7,483
Sun Communities, Inc.	583	25,792
Sunstone Hotel Investors, Inc. (I)	2,901	31,882
Tanger Factory Outlet Centers, Inc.	2,168	69,484
Taubman Centers, Inc. (L)	1,349	104,089
Terreno Realty Corp.	423	6,392
The Macerich Company	3,109	183,586
UDR, Inc.	5,691	147,055
UMH Properties, Inc.	500	5,365
Universal Health Realty Income Trust	329	13,663
Urstadt Biddle Properties, Inc.	242	4,545
Urstadt Biddle Properties, Inc., Class A	678	13,404
Ventas, Inc.	6,822	430,605
Vornado Realty Trust	4,352	365,481
Washington Real Estate Investment Trust	1,560	44,382
Weingarten Realty Investors (L)	2,862	75,385
Weyerhaeuser Company	12,629	282,384
Whitestone REIT, Class B	195	2,693
Winthrop Realty Trust	634	7,709

		12,319,442
Real Estate Management & Development - 0.2%
Alexander & Baldwin, Inc. (I)(L)	1,025	54,581
Altisource Portfolio Solutions SA (I)	562	41,155
American Realty Capital Properties, Inc.	433	4,503
American Spectrum Realty, Inc. (I)	265	1,034
AV Homes, Inc. (I)	319	4,651
Brookfield Office Properties Corp. (L)	11,828	206,044
CBRE Group, Inc. (I)	7,677	125,596
Consolidated-Tomoka Land Company	186	5,353
Forest City Enterprises, Inc., Class A (I)(L)	4,002	58,429
Forestar Group, Inc. (I)	777	9,953
Jones Lang LaSalle, Inc.	1,021	71,848
Tejon Ranch Company (I)(L)	488	13,967
The Howard Hughes Corp. (I)	917	56,524
The St. Joe Company (I)(L)	2,200	34,782
Thomas Properties Group, Inc.	739	4,020
Zillow, Inc. (I)(L)	673	25,998

		718,438
Thrifts & Mortgage Finance - 0.3%
Astoria Financial Corp. (L)	2,156	21,129
Bank Mutual Corp.	1,528	6,738
BankAtlantic Bancorp, Inc. (I)	641	3,538
BankFinancial Corp.	281	2,116
BankUnited, Inc.	2,356	55,554
Beacon Federal Bancorp, Inc.	268	5,314
Beneficial Mutual Bancorp, Inc. (I)	1,922	16,587
Berkshire Hill Bancorp, Inc.	656	14,432
BofI Holding, Inc. (I)	186	3,675
Brookline Bancorp, Inc.	1,601	14,169
Cape Bancorp, Inc. (I)	445	3,698
Capitol Federal Financial, Inc.	4,000	47,520
Charter Financial Corp.	469	4,549
Chicopee Bancorp, Inc. (I)	261	3,779
Citizens South Banking Corp.	574	3,892
Clifton Savings Bancorp, Inc.	529	5,507
Dime Community Bancshares	830	11,031
Doral Financial Corp. (I)	3,913	5,870
ESB Financial Corp.	355	4,686
ESSA Bancorp, Inc.	417	4,504
EverBank Financial Corp. (I)	2,413	26,229
Federal Agricultural Mortgage Corp., Class C	198	5,194
Federal Home Loan Mortgage Corp. (I)	17,838	4,460
Federal National Mortgage Association (I)	30,524	7,784
First Defiance Financial Corp.	319	5,461
First Financial Holdings, Inc.	552	5,917
First Financial Northwest, Inc. (I)	325	2,639
First Pactrust Bancorp, Inc.	371	4,400
Flagstar Bancorp, Inc. (I)	14,703	12,351
Flushing Financial Corp.	852	11,613
Fox Chase Bancorp, Inc.	321	4,635
Franklin Financial Corp. (I)	301	4,951
Hampden Bancorp, Inc.	65	841
Heritage Financial Group, Inc.	198	2,548
Home Bancorp, Inc. (I)	339	5,807
Home Federal Bancorp, Inc.	520	5,460
HomeStreet, Inc. (I)	118	3,775
Hudson City Bancorp, Inc.	12,343	78,625
Kaiser Federal Financial Group, Inc.	370	5,469
Kearny Financial Corp.	1,615	15,649
Meridian Interstate Bancorp, Inc. (I)	515	7,169
Meta Financial Group, Inc.	182	3,627
MGIC Investment Corp. (I)(L)	4,683	13,487
MutualFirst Financial, Inc.	350	3,672
NASB Financial, Inc. (I)	241	4,784
New England Bancshares, Inc.	298	3,993
New York Community Bancorp, Inc. (L)	10,424	130,613
Northfield Bancorp, Inc. (L)	1,063	15,105
Northwest Bancshares, Inc.	2,383	27,905
Ocean Shore Holding Company	259	3,276
OceanFirst Financial Corp.	500	7,180
Ocwen Financial Corp. (I)	2,988	56,115
Oneida Financial Corp.	434	4,340
Oritani Financial Corp.	1,190	17,124
People’s United Financial, Inc.	8,378	97,269
Provident Financial Holdings, Inc.	232	2,675
Provident Financial Services, Inc.	1,435	22,027
Provident New York Bancorp	799	6,064
Radian Group, Inc. (L)	2,897	9,531

The accompanying notes are an integral part of the financial statements.

127

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Thrifts & Mortgage Finance (continued)
Rockville Financial, Inc.	684	$7,914
Roma Financial Corp.	677	5,768
SI Financial Group, Inc.	233	2,680
Teche Holding Company	89	3,459
Territorial Bancorp, Inc.	309	7,036
TFS Financial Corp. (I)	7,160	68,378
Tree.com, Inc. (I)	454	5,194
TrustCo Bank Corp.	2,241	12,236
United Community Financial Corp. (I)	1,412	4,208
United Financial Bancorp, Inc.	332	4,774
ViewPoint Financial Group	889	13,904
Walker & Dunlop, Inc. (I)	651	8,365
Washington Federal, Inc.	2,606	44,015
Waterstone Financial, Inc. (I)	289	1,098
Westfield Financial, Inc.	590	4,307
WSFS Financial Corp.	229	9,254

		1,090,642

		60,779,027
Health Care - 10.9%
Biotechnology - 1.7%
Aastrom Biosciences Inc (I)	222	477
Achillion Pharmaceuticals, Inc. (I)(L)	1,525	9,455
Acorda Therapeutics, Inc. (I)	997	23,489
Aegerion Pharmaceuticals, Inc. (I)	465	6,901
Affymax, Inc. (I)(L)	914	11,772
Agenus, Inc. (I)	742	3,888
Alexion Pharmaceuticals, Inc. (I)	4,371	434,040
Alkermes PLC (I)	3,094	52,505
Allos Therapeutics, Inc. (I)	2,833	5,071
Alnylam Pharmaceuticals, Inc. (I)(L)	1,341	15,649
AMAG Pharmaceuticals, Inc. (I)	504	7,762
Amgen, Inc.	18,681	1,364,460
Amicus Therapeutics, Inc. (I)	825	4,538
Amylin Pharmaceuticals, Inc. (I)	3,866	109,137
Anacor Pharmaceuticals, Inc. (I)	751	4,874
Anthera Pharmaceuticals, Inc. (I)	971	657
Arena Pharmaceuticals, Inc. (I)(L)	4,330	43,213
Ariad Pharmaceuticals, Inc. (I)(L)	3,635	62,558
Arqule, Inc. (I)	1,434	8,504
Array BioPharma, Inc. (I)	2,419	8,394
Astex Pharmaceuticals (I)	2,106	4,402
AVEO Pharmaceuticals, Inc. (I)	937	11,394
AVI BioPharma, Inc. (I)	4,954	3,101
BioCryst Pharmaceuticals, Inc. (I)(L)	1,345	5,353
Biogen Idec, Inc. (I)	5,640	814,303
BioMarin Pharmaceutical, Inc. (I)(L)	2,715	107,460
Biospecifics Technologies Corp. (I)	213	4,000
Biotime, Inc. (I)(L)	1,251	5,755
Cel-Sci Corp. (I)	9,231	3,535
Celgene Corp. (I)	10,359	664,633
Cell Therapeutics, Inc. (I)	4,123	2,391
Celldex Therapeutics, Inc. (I)(L)	1,190	6,176
Cepheid, Inc. (I)(L)	1,496	66,946
Chelsea Therapeutics International, Inc. (I)	1,686	2,495
Codexis, Inc. (I)	682	2,551
Cubist Pharmaceuticals, Inc. (I)	1,446	54,818
Curis, Inc. (I)(L)	1,723	9,304
Cytokinetics, Inc. (I)	3,553	2,276
Cytomedix, Inc. (I)	2,220	3,219
Cytori Therapeutics, Inc. (I)(L)	1,530	4,131
CytRx Corp. (I)	916	4,195
Dendreon Corp. (I)(L)	3,465	25,641
Discovery Laboratories, Inc. (I)	1,667	3,867
Dusa Pharmaceuticals, Inc. (I)	924	4,823
Dyax Corp. (I)	2,894	6,164
Dynavax Technologies Corp. (I)	3,740	16,157
Emergent Biosolutions, Inc. (I)	908	13,756
Enzon Pharmaceuticals, Inc. (I)	869	5,970
Exact Sciences Corp. (I)	1,158	12,414
Exelixis, Inc. (I)	3,801	21,020
Genomic Health, Inc. (I)	747	24,950
Geron Corp. (I)(L)	2,658	4,572
Gilead Sciences, Inc. (I)	17,866	916,168
GTx, Inc. (I)	1,712	6,043
Halozyme Therapeutics, Inc. (I)(L)	2,595	22,992
Horizon Pharma, Inc. (I)(L)	977	6,966
Human Genome Sciences, Inc. (I)	4,770	62,630
Idenix Pharmaceuticals, Inc. (I)(L)	2,529	26,049
Idera Pharmaceuticals, Inc. (I)	1,889	2,021
Immunogen, Inc. (I)	1,931	32,402
Immunomedics, Inc. (I)	2,223	7,936
Incyte Corp. (I)(L)	3,053	69,303
Infinity Pharmaceuticals, Inc. (I)	546	7,404
Insmed, Inc. (I)	734	2,393
InterMune, Inc. (I)	1,581	18,893
Ironwood Pharmaceuticals, Inc. (I)(L)	2,647	36,476
Isis Pharmaceuticals, Inc. (I)	2,245	26,940
Keryx Biopharmaceuticals Inc. (I)	1,712	3,082
Lexicon Pharmaceuticals, Inc. (I)(L)	11,846	26,654
Ligand Pharmaceuticals, Inc., Class B (I)	565	9,571
MannKind Corp. (I)(L)	3,187	7,298
Maxygen, Inc. (I)	1,126	6,711
Medivation, Inc. (I)	866	79,152
Merrimack Pharmaceuticals, Inc. (I)	2,313	16,839
Metabolix, Inc. (I)	824	1,524
Momenta Pharmaceuticals, Inc. (I)(L)	1,128	15,251
Myriad Genetics, Inc. (I)	1,918	45,591
Myriad Pharmaceuticals, Inc. (I)	1,464	3,821
Nabi Biopharmaceuticals (I)	2,224	3,514
Nanosphere, Inc. (I)	153	337
Neurocrine Biosciences, Inc. (I)	1,654	13,083
NewLink Genetics Corp. (I)(L)	427	6,396
Novavax, Inc. (I)	2,891	4,510
NPS Pharmaceuticals, Inc. (I)	2,218	19,097
OncoGenex Pharmaceuticals, Inc. (I)	331	4,449
Onyx Pharmaceuticals, Inc. (I)	1,547	102,798
Opko Health, Inc. (I)(L)	7,133	32,812
Orexigen Therapeutics, Inc. (I)(L)	1,575	8,726
Osiris Therapeutics, Inc. (I)(L)	586	6,428
PDL BioPharma, Inc. (L)	3,179	21,077
Pharmacyclics, Inc. (I)	1,638	89,451
PharmAthene, Inc. (I)(L)	2,050	2,850
Progenics Pharmaceuticals, Inc. (I)	637	6,230
Protalix BioTherapeutics, Inc. (I)	1,952	11,185
Raptor Pharmaceutical Corp. (I)	1,261	7,049
Regeneron Pharmaceuticals, Inc. (I)	2,222	253,797
Repligen Corp. (I)	394	1,694
Rigel Pharmaceuticals, Inc. (I)	1,559	14,499
Sangamo Biosciences, Inc. (I)(L)	1,339	7,391
Savient Pharmaceuticals, Inc. (I)(L)	1,834	991
Seattle Genetics, Inc. (I)(L)	2,734	69,416
SIGA Technologies, Inc. (I)	1,202	3,450
Spectrum Pharmaceuticals, Inc. (I)(L)	1,314	20,446
Sunesis Pharmaceuticals Inc (I)	1,601	4,595
Synageva BioPharma Corp. (I)	551	22,349
Synergy Pharmaceuticals, Inc. (I)	1,368	6,498
Synta Pharmaceuticals Corp. (I)	1,470	8,041
Targacept, Inc. (I)	722	3,105

The accompanying notes are an integral part of the financial statements.

128

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Biotechnology (continued)
Theravance, Inc. (I)	2,109	$46,862
Threshold Pharmaceuticals, Inc. (I)	1,171	8,665
Trius Therapeutics, Inc. (I)	804	4,631
Unigene Laboratories, Inc. (I)	3,859	1,100
United Therapeutics Corp. (I)	1,275	62,960
Vanda Pharmaceuticals, Inc. (I)	813	3,577
Verastem, Inc. (I)	675	6,885
Vertex Pharmaceuticals, Inc. (I)	4,956	277,140
Vical, Inc. (I)	1,786	6,430
XOMA Corp. (I)	2,065	6,195
Zalicus, Inc. (I)(L)	2,383	2,860
ZIOPHARM Oncology, Inc. (I)(L)	1,643	9,776

		6,752,571
Health Care Equipment & Supplies - 1.6%
Abaxis, Inc. (I)(L)	481	17,797
ABIOMED, Inc. (I)(L)	856	19,534
Accuray, Inc. (I)	1,374	9,398
Alere, Inc. (I)	1,898	36,897
Align Technology, Inc. (I)(L)	1,916	64,109
Alphatec Holdings, Inc. (I)	2,105	3,873
Analogic Corp.	263	16,306
AngioDynamics, Inc. (I)	717	8,611
Anika Therapeutics, Inc. (I)	423	5,749
Antares Pharma, Inc. (I)(L)	2,166	7,884
Arthrocare Corp. (I)	692	20,262
AtriCure, Inc. (I)	522	5,016
Atrion Corp.	42	8,609
Baxter International, Inc.	13,207	701,952
Becton, Dickinson and Company	4,944	369,564
Biolase Technology, Inc. (I)	1,192	2,324
Boston Scientific Corp. (I)	34,252	194,209
C.R. Bard, Inc. (L)	2,002	215,095
Cantel Medical Corp.	697	18,993
Cardiovascular Systems, Inc. (I)	285	2,790
CareFusion Corp. (I)	5,309	136,335
Cerus Corp. (I)	1,672	5,551
Conceptus, Inc. (I)	813	16,114
CONMED Corp.	603	16,685
CryoLife, Inc. (I)	961	5,026
Cutera, Inc. (I)	517	3,720
Cyberonics, Inc. (I)	620	27,863
Cynosure, Inc. (I)	243	5,139
Delcath Systems, Inc. (I)	1,249	2,061
DENTSPLY International, Inc. (L)	3,300	124,773
Derma Sciences, Inc. (I)	462	4,398
DexCom, Inc. (I)(L)	1,694	21,954
Edwards Lifesciences Corp. (I)	2,693	278,187
Endologix, Inc. (I)	1,262	19,485
EnteroMedics, Inc. (I)	534	1,842
Exactech, Inc. (I)	230	3,857
Gen-Probe, Inc. (I)	1,082	88,940
Genmark Diagnostics, Inc. (I)	864	3,750
Greatbatch, Inc. (I)	471	10,696
Haemonetics Corp. (I)	605	44,837
Hansen Medical, Inc. (I)(L)	1,736	3,941
HeartWare International, Inc. (I)	353	31,346
Hill-Rom Holdings, Inc.	1,517	46,799
Hologic, Inc. (I)	6,239	112,552
ICU Medical, Inc. (I)(L)	360	19,217
IDEXX Laboratories, Inc. (I)(L)	1,307	125,642
Insulet Corp. (I)(L)	1,189	25,409
Integra LifeSciences Holdings Corp. (I)	585	21,750
Intuitive Surgical, Inc. (I)	936	518,347
Invacare Corp.	804	12,406
IRIS International, Inc. (I)	571	6,452
LeMaitre Vascular, Inc.	96	576
MAKO Surgical Corp. (I)(L)	1,016	26,020
Masimo Corp. (I)(L)	1,282	28,691
Medical Action Industries, Inc. (I)	647	2,252
Medtronic, Inc.	24,537	950,318
MELA Sciences, Inc. (I)(L)	893	2,911
Meridian Bioscience, Inc. (L)	882	18,046
Merit Medical Systems, Inc. (I)	1,003	13,851
Natus Medical, Inc. (I)	845	9,819
Navidea Biopharmaceuticals, Inc. (I)(L)	1,989	7,399
Neogen Corp. (I)(L)	594	27,443
NuVasive, Inc. (I)	995	25,233
NxStage Medical, Inc. (I)(L)	1,350	22,626
OraSure Technologies, Inc. (I)	1,076	12,094
Orthofix International NV (I)	450	18,563
Palomar Medical Technologies, Inc. (I)	656	5,576
PhotoMedex, Inc. (I)	575	6,986
Quidel Corp. (I)	676	10,600
ResMed, Inc. (I)(L)	3,353	104,614
Rochester Medical Corp. (I)	426	4,584
Rockwell Medical Technologies, Inc. (I)	594	5,530
RTI Biologics, Inc. (I)	1,037	3,899
Sirona Dental Systems, Inc. (I)	1,324	59,593
Solta Medical, Inc. (I)	1,717	5,031
Spectranetics Corp. (I)	803	9,170
St. Jude Medical, Inc.	7,515	299,924
Staar Surgical Company (I)	873	6,783
STERIS Corp. (L)	1,403	44,012
Stryker Corp.	8,969	494,192
SurModics, Inc. (I)	312	5,398
Symmetry Medical, Inc. (I)	635	5,448
Synergetics USA, Inc. (I)	781	3,483
Teleflex, Inc.	962	58,595
The Cooper Companies, Inc.	1,144	91,245
Thoratec Corp. (I)	1,365	45,837
TranS1, Inc. (I)	1,095	2,716
Uroplasty, Inc. (I)	1,021	4,686
Utah Medical Products, Inc.	212	7,108
Varian Medical Systems, Inc. (I)(L)	2,656	161,405
Vascular Solutions, Inc. (I)	271	3,404
Volcano Corp. (I)	1,271	36,414
West Pharmaceutical Services, Inc.	811	40,947
Wright Medical Group, Inc. (I)(L)	861	18,382
Young Innovations, Inc.	174	6,001
Zeltiq Aesthetics, Inc. (I)	900	5,040
Zimmer Holdings, Inc. (L)	4,167	268,188

		6,464,679
Health Care Providers & Services - 2.1%
Accretive Health, Inc. (I)(L)	2,325	25,482
Aetna, Inc.	8,209	318,263
Air Methods Corp. (I)(L)	310	30,458
Almost Family, Inc. (I)	242	5,406
Amedisys, Inc. (I)	738	9,188
AMERIGROUP Corp. (I)(L)	1,116	73,556
AmerisourceBergen Corp.	6,023	237,005
AMN Healthcare Services, Inc. (I)	1,002	5,942
Amsurg Corp. (I)	790	23,684
Assisted Living Concepts, Inc.	455	6,470
Bio-Reference Labs, Inc. (I)	734	19,290
BioScrip, Inc. (I)	1,315	9,770
Brookdale Senior Living, Inc. (I)	2,906	51,552
Capital Senior Living Corp. (I)	483	5,120
Cardinal Health, Inc.	8,144	342,048

The accompanying notes are an integral part of the financial statements.

129

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Health Care Providers & Services (continued)
CardioNet, Inc. (I)	1,057	$2,146
Catalyst Health Solutions, Inc. (I)	1,193	111,474
Centene Corp. (I)	1,186	35,770
Chemed Corp. (L)	429	25,929
Chindex International, Inc. (I)	513	5,027
Cigna Corp.	6,802	299,288
Community Health Systems, Inc. (I)	2,086	58,471
Corvel Corp. (I)	241	11,809
Coventry Health Care, Inc.	3,367	107,037
Cross Country Healthcare, Inc. (I)	1,002	4,379
DaVita, Inc. (I)	2,216	217,633
Emeritus Corp. (I)(L)	1,079	18,160
ExamWorks Group, Inc. (I)	713	9,433
Express Scripts Holding Company (I)	18,799	1,049,548
Five Star Quality Care, Inc. (I)	1,369	4,203
Gentiva Health Services, Inc. (I)(L)	809	5,606
Hanger, Inc. (I)	841	21,563
HCA Holdings, Inc.	10,313	313,825
Health Management
Associates, Inc., Class A (I)	6,080	47,728
Health Net, Inc. (I)	1,964	47,666
HealthSouth Corp. (I)	2,288	53,219
Healthways, Inc. (I)	968	7,725
Henry Schein, Inc. (I)(L)	2,105	165,221
HMS Holdings Corp. (I)(L)	2,028	67,553
Humana, Inc.	3,848	297,989
Integramed America, Inc. (I)	351	4,861
IPC The Hospitalist Company, Inc. (I)	426	19,306
Kindred Healthcare, Inc. (I)(L)	1,247	12,258
Laboratory Corp. of America Holdings (I)(L)	2,231	206,613
Landauer, Inc. (L)	196	11,237
LCA-Vision, Inc. (I)	715	3,075
LHC Group, Inc. (I)	506	8,582
LifePoint Hospitals, Inc. (I)(L)	1,152	47,209
Lincare Holdings, Inc.	2,122	72,190
Magellan Health Services, Inc. (I)	679	30,779
McKesson Corp.	5,805	544,219
Medcath Corp.	613	4,579
MEDNAX, Inc. (I)	1,135	77,793
Metropolitan Health Networks, Inc. (I)	1,175	11,245
MModal, Inc. (I)	1,439	18,678
Molina Healthcare, Inc. (I)(L)	1,059	24,844
MWI Veterinary Supply, Inc. (I)(L)	319	32,784
National Healthcare Corp.	287	12,981
National Research Corp.	200	10,470
Omnicare, Inc.	2,684	83,821
Owens & Minor, Inc. (L)	1,541	47,201
Patterson Companies, Inc.	2,632	90,725
PDI, Inc. (I)	252	2,076
PharMerica Corp. (I)	545	5,951
PSS World Medical, Inc. (I)(L)	1,202	25,230
Quest Diagnostics, Inc.	3,745	224,326
RadNet, Inc. (I)	1,485	3,950
Select Medical Holdings Corp. (I)	3,255	32,908
Skilled Healthcare Group, Inc. (I)(L)	1,126	7,071
Sun Healthcare Group, Inc. (I)	807	6,755
Sunrise Senior Living, Inc. (I)(L)	1,485	10,826
Team Health Holdings, Inc. (I)	1,609	38,761
Tenet Healthcare Corp. (I)	9,451	49,523
The Ensign Group, Inc.	547	15,464
The Providence Service Corp. (I)	384	5,265
Triple-S Management Corp., Class B (I)	744	13,600
UnitedHealth Group, Inc.	24,585	1,438,223
Universal American Corp. (I)	1,908	20,091
Universal Health Services, Inc., Class B	2,318	100,045
US Physical Therapy, Inc.	232	5,900
Vanguard Health Systems, Inc. (I)	1,912	16,998
VCA Antech, Inc. (I)	2,095	46,048
WellCare Health Plans, Inc. (I)	1,019	54,007
WellPoint, Inc.	7,855	501,070

		8,151,174
Health Care Technology - 0.2%
Allscripts Healthcare Solutions, Inc. (I)	4,531	49,524
athenahealth, Inc. (I)(L)	854	67,611
Cerner Corp. (I)	4,022	332,459
Computer Programs & Systems, Inc.	275	15,736
ePocrates, Inc. (I)	733	5,879
Greenway Medical Technologies (I)	752	12,265
HealthStream, Inc. (I)	537	13,962
MedAssets, Inc. (I)	1,217	16,369
Medidata Solutions, Inc. (I)	654	21,366
Mediware Information Systems (I)	162	2,365
Merge Healthcare, Inc. (I)	1,992	5,697
Omnicell, Inc. (I)	909	13,308
Quality Systems, Inc. (L)	1,382	38,019
Vocera Communications, Inc. (I)	551	14,761

		609,321
Life Sciences Tools & Services - 0.5%
Affymetrix, Inc. (I)(L)	2,012	9,436
Agilent Technologies, Inc.	8,207	322,043
Albany Molecular Research, Inc. (I)	1,104	2,815
Apricus Biosciences, Inc. (I)	775	2,651
Bio-Rad Laboratories, Inc., Class A (I)	662	66,207
Bruker Corp. (I)	3,989	53,094
Cambrex Corp. (I)	678	6,380
Charles River
Laboratories International, Inc. (I)	1,154	37,805
Complete Genomics, Inc. (I)(L)	696	1,295
Covance, Inc. (I)(L)	1,331	63,688
Enzo Biochem, Inc. (I)	1,398	2,335
eResearch Technology, Inc. (I)	941	7,519
Fluidigm Corp. (I)	369	5,550
Furiex Pharmaceuticals, Inc. (I)	267	5,594
Harvard Bioscience, Inc. (I)	1,254	4,728
Illumina, Inc. (I)(L)	2,947	119,029
Life Technologies Corp. (I)	4,238	190,668
Luminex Corp. (I)(L)	925	22,653
Medtox Scientific, Inc. (I)	250	6,740
Mettler-Toledo International, Inc. (I)	735	114,550
Pacific Biosciences of California, Inc. (I)	960	2,083
PAREXEL International Corp. (I)	1,448	40,877
PerkinElmer, Inc.	2,680	69,144
Sequenom, Inc. (I)(L)	2,766	11,230
Techne Corp.	874	64,851
Thermo Fisher Scientific, Inc.	8,629	447,931
Waters Corp. (I)	2,108	167,523

		1,848,419
Pharmaceuticals - 4.8%
Abbott Laboratories	37,061	2,389,323
Acura Pharmaceuticals, Inc. (I)	1,383	4,343
Akorn, Inc. (I)(L)	2,250	35,483
Alexza Pharmaceuticals, Inc. (I)	317	1,344
Alimera Sciences, Inc. (I)	713	2,132
Allergan, Inc.	7,165	663,264
Auxilium Pharmaceuticals, Inc. (I)	1,190	31,999
AVANIR Pharmaceuticals, Class A (I)(L)	2,804	10,992
BioDelivery Sciences International, Inc. (I)	1,103	4,941
Biosante Pharmaceuticals, Inc. (I)(L)	448	1,142

The accompanying notes are an integral part of the financial statements.

130

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Pharmaceuticals (continued)
Bristol-Myers Squibb Company	39,767	$1,429,624
Cadence Pharmaceuticals, Inc. (I)(L)	2,397	8,557
Clovis Oncology, Inc. (I)	543	11,772
Columbia Laboratories, Inc. (I)	2,813	1,913
Corcept Therapeutics, Inc. (I)	2,007	9,011
Cornerstone Therapeutics, Inc. (I)	761	4,817
Cumberland Pharmaceuticals, Inc. (I)	672	4,341
Depomed, Inc. (I)	1,587	9,030
Durect Corp. (I)	2,824	2,569
Eli Lilly & Company	27,343	1,173,288
Endo Pharmaceuticals Holdings, Inc. (I)	2,772	85,877
Endocyte, Inc. (I)	763	6,272
Forest Laboratories, Inc. (I)	686	652
Forest Laboratories, Inc. (I)	6,228	217,918
Hi-Tech Pharmacal Company, Inc. (I)	254	8,230
Hospira, Inc. (I)(L)	3,929	137,436
Impax Laboratories, Inc. (I)	1,658	33,608
Johnson & Johnson	64,673	4,369,308
KV Pharmaceutical Company, Class A (I)(L)	2,026	1,094
Lannett Company, Inc. (I)	1,072	4,545
MAP Pharmaceuticals, Inc. (I)(L)	660	9,887
Medicis Pharmaceutical Corp., Class A (L)	1,354	46,239
Merck & Company, Inc.	71,734	2,994,895
Mylan, Inc. (I)	10,017	214,063
Nektar Therapeutics (I)	2,587	20,877
Obagi Medical Products, Inc. (I)	555	8,475
Omeros Corp. (I)	486	4,860
Optimer Pharmaceuticals, Inc. (I)(L)	1,209	18,764
Pacira Pharmaceuticals, Inc. (I)	778	12,479
Pain Therapeutics, Inc. (I)	1,407	6,599
Par Pharmaceutical Companies, Inc. (I)	903	32,634
Pernix Therapeutics Holdings (I)	748	5,453
Perrigo Company	2,187	257,913
Pfizer, Inc.	177,647	4,085,881
Pozen, Inc. (I)(L)	456	2,845
Questcor Pharmaceuticals, Inc. (I)(L)	1,473	78,423
Repros Therapeutics, Inc. (I)	554	5,030
Sagent Pharmaceuticals, Inc. (I)	726	13,126
Salix Pharmaceuticals, Ltd. (I)	1,425	77,577
Santarus, Inc. (I)	1,268	8,990
SciClone Pharmaceuticals, Inc. (I)(L)	1,138	7,977
Sucampo Pharmaceuticals, Inc. (I)	736	5,174
Supernus Pharmaceuticals, Inc. (I)(L)	844	7,900
The Medicines Company (I)	1,210	27,757
Transcept Pharmaceuticals, Inc. (I)	476	2,951
Trubion Pharmaceuticals, Inc. (I)	1,161	0
Ventrus Biosciences, Inc. (I)	458	1,956
ViroPharma, Inc. (I)(L)	1,671	39,603
Vivus, Inc. (I)	2,325	66,356
Watson Pharmaceuticals, Inc. (I)	3,004	222,266
XenoPort, Inc. (I)(L)	842	5,086
Zogenix, Inc. (I)	2,066	5,124

		18,961,985

		42,788,149
Industrials - 10.2%
Aerospace & Defense - 2.2%
AAR Corp.	1,006	13,561
Aerovironment, Inc. (I)	570	14,997
Alliant Techsystems, Inc.	781	39,495
American Science & Engineering, Inc.	220	12,419
Astronics Corp. (I)	220	6,213
Astronics Corp., Class B (I)	36	955
BE Aerospace, Inc. (I)	2,467	107,709
Ceradyne, Inc.	514	13,184
CPI Aerostructures, Inc. (I)	277	3,047
Cubic Corp.	656	31,540
Curtiss-Wright Corp.	1,137	35,304
DigitalGlobe, Inc. (I)	1,164	17,646
Ducommun, Inc. (I)	335	3,286
Esterline Technologies Corp. (I)	729	45,453
Exelis, Inc.	4,311	42,506
GenCorp, Inc. (I)	1,102	7,174
General Dynamics Corp.	8,390	553,404
GeoEye, Inc. (I)(L)	544	8,421
Goodrich Corp.	2,950	374,355
HEICO Corp., Class A	1,272	41,035
Hexcel Corp. (I)(L)	2,343	60,426
Honeywell International, Inc.	18,250	1,019,080
Huntington Ingalls Industries, Inc. (I)	1,174	47,242
Kratos Defense & Security Solutions, Inc. (I)	1,499	8,754
L-3 Communications Holdings, Inc.	2,342	173,331
LMI Aerospace, Inc. (I)	376	6,535
Lockheed Martin Corp.	7,656	666,684
Moog, Inc., Class A (I)	1,069	44,203
National Presto Industries, Inc. (L)	167	11,652
Northrop Grumman Corp.	5,932	378,402
Orbital Sciences Corp., Class A (I)	1,479	19,109
Precision Castparts Corp.	3,421	562,720
Raytheon Company	7,989	452,098
Rockwell Collins, Inc. (L)	3,464	170,948
SIFCO Industries, Inc.	44	1,011
Sparton Corp. (I)	52	515
Spirit Aerosystems Holdings, Inc., Class A (I)	3,438	81,928
Sypris Solutions, Inc.	379	2,642
Taser International, Inc. (I)	1,144	5,995
Teledyne Technologies, Inc. (I)	884	54,499
Textron, Inc.	6,590	163,893
The Boeing Company	17,572	1,305,600
The KEYW Holding Corp. (I)	494	4,960
TransDigm Group, Inc. (I)	1,202	161,429
Triumph Group, Inc.	1,147	64,542
United Technologies Corp.	21,438	1,619,212

		8,459,114
Air Freight & Logistics - 0.8%
Air Transport Services Group, Inc. (I)	1,747	9,084
Atlas Air Worldwide Holdings, Inc. (I)	649	28,238
C.H. Robinson Worldwide, Inc.	3,803	222,590
Echo Global Logistics, Inc. (I)	443	8,444
Expeditors International of Washington, Inc.	5,020	194,525
FedEx Corp.	7,471	684,418
Forward Air Corp.	684	22,073
Hub Group, Inc., Class A (I)	839	30,372
Pacer International, Inc. (I)	653	3,539
Park-Ohio Holdings Corp. (I)	343	6,527
United Parcel Service, Inc., Class B	22,553	1,776,274
UTi Worldwide, Inc.	2,522	36,846
XPO Logistics, Inc. (I)	333	5,594

		3,028,524
Airlines - 0.2%
Alaska Air Group, Inc. (I)	1,656	59,450
Allegiant Travel Company (I)	464	32,332
AMR Corp. (I)	7,914	4,345
Delta Air Lines, Inc. (I)	19,839	217,237
Hawaiian Holdings, Inc. (I)	939	6,113
JetBlue Airways Corp. (I)(L)	6,490	34,397
Republic Airways Holdings, Inc. (I)	1,141	6,333

The accompanying notes are an integral part of the financial statements.

131

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Airlines (continued)
SkyWest, Inc.	1,088	$7,105
Southwest Airlines Company	18,255	168,311
Spirit Airlines, Inc. (I)	1,580	30,747
United Continental Holdings, Inc. (I)(L)	7,876	191,623
US Airways Group, Inc. (I)	3,842	51,214

		809,207
Building Products - 0.2%
AAON, Inc.	644	12,139
American Woodmark Corp.	444	7,592
AO Smith Corp.	1,103	53,926
Apogee Enterprises, Inc.	550	8,839
Armstrong World Industries, Inc. (L)	1,369	67,300
Builders FirstSource, Inc. (I)(L)	2,162	10,248
Fortune Brands Home & Security, Inc. (I)	3,790	84,403
Gibraltar Industries, Inc. (I)	681	7,069
Griffon Corp.	1,296	11,120
Insteel Industries, Inc. (L)	563	6,277
Lennox International, Inc.	1,177	54,884
Masco Corp.	8,300	115,121
NCI Building Systems, Inc. (I)	411	4,451
Owens Corning, Inc. (I)	2,816	80,369
Patrick Industries, Inc. (I)	297	3,787
PGT, Inc. (I)	1,317	3,991
Quanex Building Products Corp.	800	14,304
Simpson Manufacturing Company, Inc.	1,094	32,284
Trex Company, Inc. (I)	422	12,698
Universal Forest Products, Inc.	512	19,958
USG Corp. (I)(L)	2,385	45,434

		656,194
Commercial Services & Supplies - 0.6%
A.T. Cross Company, Class A (I)	472	4,659
ABM Industries, Inc.	1,288	25,193
ACCO Brands Corp. (I)	2,455	25,385
Acorn Energy, Inc.	585	4,867
American Reprographics Company (I)	873	4,391
Asset Acceptance Capital Corp. (I)	446	3,033
Asta Funding, Inc.	185	1,733
Avery Dennison Corp.	2,544	69,553
Casella Waste Systems, Inc., Class A (I)	339	1,983
Ceco Environmental Corp.	560	4,424
Cenveo, Inc. (I)(L)	1,822	3,516
Cintas Corp. (L)	3,016	116,448
Clean Harbors, Inc. (I)	1,259	71,033
Consolidated Graphics, Inc. (I)	278	8,076
Copart, Inc. (I)	2,964	70,217
Corrections Corp. of America	2,313	68,118
Courier Corp.	452	5,989
Covanta Holding Corp.	3,256	55,840
Deluxe Corp. (L)	1,221	30,452
Encore Capital Group, Inc. (I)	614	18,187
EnergySolutions, Inc. (I)	2,503	4,230
EnerNOC, Inc. (I)	701	5,075
Ennis, Inc.	718	11,043
Fuel Tech, Inc. (I)	793	3,870
G&K Services, Inc., Class A	454	14,160
Healthcare Services Group, Inc. (L)	1,512	29,303
Heritage-Crystal Clean, Inc. (I)	385	6,295
Herman Miller, Inc.	1,386	25,669
HNI Corp.	1,005	25,879
Hudson Technologies, Inc. (I)	1,078	4,441
InnerWorkings, Inc. (I)	1,268	17,156
Interface, Inc. (L)	1,612	21,972
Intersections, Inc.	278	4,406
Iron Mountain, Inc.	4,008	132,104
KAR Auction Services, Inc. (I)	3,307	56,847
Kimball International, Inc., Class B	716	5,513
Knoll, Inc.	1,200	16,104
McGrath RentCorp	612	16,218
Metalico, Inc. (I)	1,349	2,968
Mine Safety Appliances Company	820	32,997
Mobile Mini, Inc. (I)(L)	1,167	16,805
Multi-Color Corp.	400	8,896
NL Industries, Inc.	1,224	15,263
Pitney Bowes, Inc. (L)	4,595	68,787
Portfolio Recovery Associates, Inc. (I)	401	36,595
Quad/Graphics, Inc. (L)	1,184	17,026
R.R. Donnelley & Sons Company (L)	4,094	48,186
Republic Services, Inc.	8,705	230,334
Rollins, Inc.	3,435	76,841
Schawk, Inc., Class A	698	8,865
Standard Parking Corp. (I)	302	6,499
Steelcase, Inc., Class A (L)	2,825	25,510
Stericycle, Inc. (I)(L)	2,016	184,807
Swisher Hygiene, Inc. (I)(L)	4,502	11,390
Sykes Enterprises, Inc. (I)	1,006	16,056
Team, Inc. (I)	513	15,995
Tetra Tech, Inc. (I)	1,545	40,294
The Brink’s Company	1,094	25,359
The Geo Group, Inc. (I)	1,382	31,399
TMS International Corp. (I)	1,082	10,788
TRC Companies, Inc. (I)	826	5,022
UniFirst Corp.	504	32,130
United Stationers, Inc. (L)	1,007	27,139
US Ecology, Inc.	378	6,706
Viad Corp.	563	11,260
Waste Connections, Inc.	2,839	84,943
Waste Management, Inc. (L)	10,861	362,757

		2,454,999
Construction & Engineering - 0.2%
AECOM Technology Corp. (I)	2,650	43,593
Aegion Corp. (I)	1,004	17,962
Argan, Inc.	435	6,081
Comfort Systems USA, Inc.	782	7,836
Dycom Industries, Inc. (I)	863	16,060
EMCOR Group, Inc.	1,616	44,957
Fluor Corp.	4,005	197,607
Furmanite Corp. (I)	700	3,402
Granite Construction, Inc. (L)	834	21,776
Great Lakes Dredge & Dock Corp.	1,675	11,926
Jacobs Engineering Group, Inc. (I)	3,078	116,533
KBR, Inc.	3,542	87,523
Layne Christensen Company (I)	532	11,007
MasTec, Inc. (I)	1,910	28,726
Michael Baker Corp. (I)	258	6,731
MYR Group, Inc. (I)	561	9,571
Northwest Pipe Company (I)	260	6,308
Orion Marine Group, Inc. (I)	763	5,310
Pike Electric Corp. (I)	949	7,326
Primoris Services Corp.	1,267	15,204
Quanta Services, Inc. (I)	4,996	120,254
Sterling Construction Company, Inc. (I)	395	4,037
The Shaw Group, Inc. (I)	1,499	40,938
Tutor Perini Corp. (I)	1,191	15,090
URS Corp.	1,842	64,249

		910,007

The accompanying notes are an integral part of the financial statements.

132

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Electrical Equipment - 0.5%
A123 Systems, Inc. (I)(L)	3,038	$3,828
Active Power, Inc. (I)	4,320	3,486
Acuity Brands, Inc.	1,026	52,234
American Superconductor Corp. (I)(L)	1,242	5,837
AMETEK, Inc.	3,771	188,211
AZZ, Inc.	269	16,479
Belden, Inc.	1,053	35,118
Brady Corp., Class A	1,298	35,708
Broadwind Energy, Inc. (I)	4,811	1,300
Capstone Turbine Corp. (I)(L)	5,829	5,887
Coleman Cable, Inc.	354	3,076
Emerson Electric Company	17,273	804,576
Encore Wire Corp.	509	13,631
EnerSys, Inc. (I)	1,095	38,402
Franklin Electric Company, Inc.	584	29,860
Fuelcell Energy, Inc. (I)	4,534	4,579
General Cable Corp. (I)(L)	1,116	28,949
GrafTech International, Ltd. (I)(L)	3,438	33,177
Hubbell, Inc., Class B	1,387	108,103
II-VI, Inc. (I)(L)	1,532	25,538
Lighting Science Group Corp. (I)(L)	3,647	5,142
Lime Energy Co. (I)	1,109	2,517
LSI Industries, Inc.	784	5,582
Polypore International, Inc. (I)(L)	1,089	43,985
Powell Industries, Inc. (I)	321	11,993
PowerSecure International, Inc. (I)	618	3,078
Preformed Line Products Company	151	8,744
Regal-Beloit Corp.	994	61,886
Rockwell Automation, Inc.	3,345	220,971
Roper Industries, Inc.	2,288	225,551
Satcon Technology Corp. (I)	3,113	714
The Babcock & Wilcox Company (I)	2,792	68,404
Thermon Group Holdings, Inc. (I)	760	15,740
Valence Technology, Inc. (I)(L)	5,079	3,154
Vicor Corp.	1,178	8,175

		2,123,615
Industrial Conglomerates - 2.0%
3M Company	16,348	1,464,781
Carlisle Companies, Inc.	1,464	77,621
Danaher Corp.	16,276	847,654
General Electric Company	249,332	5,196,079
Raven Industries, Inc.	453	31,524
Seaboard Corp. (I)	29	61,856
Standex International Corp.	320	13,622

		7,693,137
Machinery - 2.0%
Accuride Corp. (I)	1,324	7,944
Actuant Corp., Class A	1,647	44,733
AGCO Corp. (I)	2,306	105,453
Alamo Group, Inc.	222	6,964
Albany International Corp., Class A	756	14,145
Altra Holdings, Inc.	570	8,995
American Railcar Industries, Inc. (I)	519	14,065
Ampco-Pittsburgh Corp.	317	5,811
Astec Industries, Inc. (I)	567	17,396
Barnes Group, Inc.	1,329	32,281
Blount International, Inc. (I)	1,228	17,990
Briggs & Stratton Corp.	1,263	22,090
Cascade Corp.	279	13,127
Caterpillar, Inc.	15,238	1,293,859
Chart Industries, Inc. (I)	708	48,682
CIRCOR International, Inc.	362	12,341
CLARCOR, Inc.	1,194	57,503
Colfax Corp. (I)	2,176	59,992
Columbus McKinnon Corp. (I)(L)	576	8,692
Commercial Vehicle Group, Inc. (I)	578	4,982
Crane Company	1,377	50,095
Cummins, Inc.	4,501	436,192
Deere & Company	9,428	762,442
Donaldson Company, Inc. (L)	3,471	115,827
Douglas Dynamics, Inc.	609	8,678
Dover Corp.	4,293	230,148
Dynamic Materials Corp.	379	6,568
Eaton Corp.	7,882	312,364
Energy Recovery, Inc. (I)	1,697	4,073
EnPro Industries, Inc. (I)(L)	496	18,536
ESCO Technologies, Inc.	576	20,989
Federal Signal Corp. (I)	1,496	8,737
Flow International Corp. (I)	1,534	4,832
Flowserve Corp.	1,267	145,388
FreightCar America, Inc.	224	5,145
Gardner Denver, Inc.	1,175	62,169
Graco, Inc.	1,455	67,046
Graham Corp.	171	3,184
Greenbrier Companies, Inc. (I)	617	10,847
Hardinge, Inc.	109	992
Harsco Corp.	1,823	37,153
Hurco Companies, Inc. (I)	233	4,774
IDEX Corp.	1,962	76,479
Illinois Tool Works, Inc.	11,416	603,792
ITT Corp. (L)	2,155	37,928
John Bean Technologies Corp.	744	10,096
Joy Global, Inc.	2,471	140,180
Kadant, Inc. (I)	204	4,784
Kaydon Corp.	801	17,133
Kennametal, Inc.	1,834	60,797
LB Foster Company	189	5,407
Lincoln Electric Holdings, Inc.	2,002	87,668
Lindsay Corp.	317	20,573
Lydall, Inc. (I)	278	3,759
Manitex International, Inc. (I)	420	3,528
Meritor, Inc. (I)	2,106	10,993
Met-Pro Corp.	462	4,255
Middleby Corp. (I)	454	45,223
Miller Industries, Inc.	337	5,368
Mueller Industries, Inc.	916	39,012
Mueller Water Products, Inc.	3,341	11,560
NACCO Industries, Inc., Class A	208	24,180
Navistar International Corp. (I)	1,566	44,427
NN, Inc. (I)	532	5,432
Nordson Corp.	1,555	79,756
Omega Flex, Inc. (I)	343	4,085
Oshkosh Corp. (I)	2,210	46,300
PACCAR, Inc.	8,375	328,216
Pall Corp.	2,725	149,357
Parker Hannifin Corp.	3,563	273,923
Pentair, Inc.	2,304	88,197
PMFG, Inc. (I)	350	2,734
Proto Labs, Inc. (I)(L)	564	16,221
RBC Bearings, Inc. (I)	550	26,015
Rexnord Corp. (I)	2,080	41,683
Robbins & Myers, Inc.	1,083	45,291
Sauer-Danfoss, Inc.	1,156	40,379
Snap-on, Inc.	1,370	85,283
SPX Corp.	1,216	79,429
Stanley Black & Decker, Inc.	3,983	256,346
Sun Hydraulics, Inc.	537	13,044
Tecumseh Products Company, Class A (I)	535	2,702

The accompanying notes are an integral part of the financial statements.

133

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Machinery (continued)
Tennant Company	483	$19,296
Terex Corp. (I)	2,656	47,356
The Eastern Company	226	3,650
The Gorman-Rupp Company	538	16,032
The LS Starrett Company	74	856
The Manitowoc Company, Inc. (L)	3,212	37,580
The Toro Company	725	53,135
Timken Company	2,314	105,958
Titan International, Inc. (L)	1,027	25,192
Trimas Corp. (I)	840	16,884
Trinity Industries, Inc.	1,936	48,361
Twin Disc, Inc. (L)	312	5,769
Valmont Industries, Inc.	632	76,453
Wabash National Corp. (I)	1,473	9,751
Wabtec Corp.	1,160	90,492
Watts Water Technologies, Inc., Class A	902	30,073
Woodward, Inc.	1,665	65,668
Xerium Technologies, Inc. (I)	324	940
Xylem, Inc.	4,311	108,508

		7,716,713
Marine - 0.0%
Eagle Bulk Shipping, Inc. (I)(L)	529	1,672
Excel Maritime Carriers, Ltd. (I)(L)	2,455	1,363
Genco Shipping & Trading, Ltd. (I)	955	2,913
International Shipholding Corp.	238	4,489
Kirby Corp. (I)	1,321	62,193
Rand Logistics, Inc. (I)	557	4,735

		77,365
Professional Services - 0.3%
Acacia Research Corp. (I)	1,195	44,502
Barrett Business Services, Inc.	234	4,947
CBIZ, Inc. (I)(L)	936	5,560
CDI Corp.	355	5,822
CRA International, Inc. (I)	287	4,216
Dun & Bradstreet Corp.	1,128	80,280
Equifax, Inc.	2,798	130,387
Exponent, Inc. (I)	288	15,215
Franklin Covey Company (I)	229	2,345
FTI Consulting, Inc. (I)	915	26,306
Heidrick & Struggles International, Inc.	459	8,033
Hill International, Inc. (I)	706	2,259
Hudson Global, Inc. (I)	1,074	4,479
Huron Consulting Group, Inc. (I)	570	18,041
ICF International, Inc. (I)	401	9,560
IHS, Inc., Class A (I)	1,537	165,581
Insperity, Inc.	655	17,718
Kelly Services, Inc., Class A (L)	880	11,361
Kforce, Inc. (I)	814	10,956
Korn/Ferry International (I)	1,149	16,488
Manpower, Inc.	1,845	67,619
Mistras Group, Inc. (I)	687	18,054
Navigant Consulting Company (I)	1,351	17,077
Odyssey Marine Exploration, Inc. (I)	1,180	4,413
On Assignment, Inc. (I)	765	12,209
Pendrell Corp. (I)	6,139	6,876
Resources Connection, Inc.	976	12,005
Robert Half International, Inc.	3,317	94,767
RPX Corp. (I)	1,202	17,249
The Advisory Board Company (I)	788	39,077
The Corporate Executive Board Company (L)	764	31,232
The Dolan Company (I)	898	6,044
Towers Watson & Company, Class A	1,533	91,827
TrueBlue, Inc. (I)	869	13,452
Verisk Analytics, Inc., Class A (I)	3,902	192,213
VSE Corp.	167	3,973

		1,212,143
Road & Rail - 0.9%
Amerco, Inc.	457	41,116
Arkansas Best Corp.	705	8,883
Avis Budget Group, Inc. (I)(L)	2,532	38,486
Celadon Group, Inc.	490	8,026
Con-way, Inc.	1,284	46,365
CSX Corp.	24,737	553,119
Dollar Thrifty Automotive Group, Inc. (I)	644	52,138
Genesee & Wyoming, Inc., Class A (I)	1,035	54,689
Heartland Express, Inc. (L)	1,982	28,362
Hertz Global Holdings, Inc. (I)(L)	9,778	125,158
J.B. Hunt Transport Services, Inc.	2,753	164,079
Kansas City Southern	2,584	179,743
Knight Transportation, Inc. (L)	1,874	29,965
Landstar System, Inc.	1,106	57,202
Marten Transport, Ltd.	427	9,078
Norfolk Southern Corp.	7,759	556,863
Old Dominion Freight Line, Inc. (I)	1,315	56,926
P.A.M. Transportation Services, Inc.	427	4,121
Patriot Transportation Holding, Inc. (I)	140	3,294
Providence and Worcester Railroad Company	251	3,386
Quality Distribution, Inc. (I)	485	5,379
RailAmerica, Inc. (I)	1,286	31,121
Roadrunner Transportation Systems, Inc. (I)	815	13,765
Ryder Systems, Inc.	1,195	43,032
Saia, Inc. (I)	429	9,391
Swift Transportation Company (I)	3,346	31,620
Union Pacific Corp.	11,305	1,348,800
Universal Truckload Services, Inc.	277	4,190
USA Truck, Inc. (I)(L)	383	1,804
Werner Enterprises, Inc. (L)	1,770	42,285
YRC Worldwide, Inc. (I)	304	2,140
Zipcar, Inc. (I)(L)	795	9,325

		3,563,851
Trading Companies & Distributors - 0.3%
Aceto Corp.	842	7,603
Air Lease Corp. (I)(L)	2,450	47,506
Aircastle, Ltd.	1,601	19,292
Applied Industrial Technologies, Inc.	1,042	38,398
Beacon Roofing Supply, Inc. (I)(L)	1,131	28,524
CAI International, Inc. (I)	386	7,674
DXP Enterprises, Inc. (I)	367	15,227
Edgen Group, Inc. (I)	1,131	8,505
Fastenal Company (L)	6,929	279,308
GATX Corp.	1,145	44,083
H&E Equipment Services, Inc. (I)	922	13,858
Houston Wire & Cable Company	298	3,257
Interline Brands, Inc. (I)	815	20,432
Kaman Corp., Class A	670	20,730
MRC Global, Inc. (I)	2,326	49,497
MSC Industrial Direct Company, Inc., Class A	1,499	98,259
Rush Enterprises, Inc., Class A (I)	968	15,827
SeaCube Container Leasing, Ltd.	553	9,440
TAL International Group, Inc. (L)	812	27,194
Textainer Group Holdings, Ltd. (L)	1,173	43,284
Titan Machinery, Inc. (I)	544	16,521
United Rentals, Inc. (I)	2,194	74,684
W.W. Grainger, Inc. (L)	1,649	315,355
Watsco, Inc. (L)	757	55,867
WESCO International, Inc. (I)(L)	1,020	58,701

The accompanying notes are an integral part of the financial statements.

134

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Trading Companies & Distributors (continued)
Willis Lease Finance Corp. (I)	191	$2,353

		1,321,379
Transportation Infrastructure - 0.0%
Macquarie Infrastructure Company LLC	1,113	37,052
Wesco Aircraft Holdings, Inc. (I)	2,091	26,618

		63,670

		40,089,918
Information Technology - 18.8%
Communications Equipment - 1.6%
Acme Packet, Inc. (I)(L)	1,538	28,684
ADTRAN, Inc. (L)	1,539	46,462
Anaren, Inc. (I)	432	8,467
Arris Group, Inc. (I)	2,666	37,084
Aruba Networks, Inc. (I)(L)	2,538	38,197
Aviat Networks, Inc. (I)	1,974	5,527
Aware, Inc.	784	5,057
Bel Fuse, Inc., Class B	164	2,888
Black Box Corp.	458	13,145
Brocade Communications Systems, Inc. (I)	10,964	54,053
CalAmp Corp. (I)	472	3,460
Calix, Inc. (I)	900	7,398
Ciena Corp. (I)	2,331	38,158
Cisco Systems, Inc.	126,854	2,178,083
Communications Systems, Inc.	444	4,959
Comtech Telecommunications Corp.	390	11,146
Comverse Technology, Inc. (I)	43	250
Dialogic, Inc. (I)	1,206	749
Digi International, Inc. (I)	713	7,301
EchoStar Corp., Class A (I)	2,062	54,478
Emcore Corp. (I)	763	3,372
Emulex Corp. (I)	2,134	15,365
Extreme Networks, Inc. (I)	2,730	9,391
F5 Networks, Inc. (I)	1,874	186,575
Finisar Corp. (I)(L)	2,207	33,017
Globecomm Systems, Inc. (I)	415	4,208
Harmonic, Inc. (I)	2,721	11,591
Harris Corp.	2,640	110,484
Infinera Corp. (I)(L)	2,668	18,249
InterDigital, Inc. (L)	1,082	31,930
Ixia (I)(L)	1,543	18,547
JDS Uniphase Corp. (I)	5,390	59,290
Juniper Networks, Inc. (I)	12,374	201,820
KVH Industries, Inc. (I)	522	6,525
Loral Space & Communications, Inc.	486	32,732
Meru Networks, Inc. (I)	433	758
Motorola Solutions, Inc.	6,889	331,430
MRV Communications, Inc.	2,912	1,910
NETGEAR, Inc. (I)	889	30,679
Numerex Corp., Class A (I)	170	1,581
Oclaro, Inc. (I)	1,172	3,563
Oplink Communications, Inc. (I)	373	5,047
Opnext, Inc. (I)	3,024	3,810
Parkervision, Inc. (I)(L)	2,306	5,488
PC-Tel, Inc.	808	5,228
Plantronics, Inc.	1,048	35,003
Polycom, Inc. (I)	4,160	43,763
Powerwave Technologies, Inc. (I)(L)	912	661
Procera Networks, Inc. (I)	389	9,457
QUALCOMM, Inc.	39,890	2,221,075
Riverbed Technology, Inc. (I)	3,704	59,820
ShoreTel, Inc. (I)	1,320	5,782
Sonus Networks, Inc. (I)	7,104	15,274
Sycamore Networks, Inc. (I)	773	11,224
Symmetricom, Inc. (I)	1,285	7,697
Tellabs, Inc.	8,690	28,938
Telular Corp.	565	5,221
Tessco Technologies, Inc.	123	2,712
Ubiquiti Networks, Inc. (I)(L)	2,142	30,524
UTStarcom Holdings Corp. (I)	5,030	5,986
ViaSat, Inc. (I)(L)	1,021	38,563
Westell Technologies, Inc., Class A (I)	2,090	4,974

		6,204,810
Computers & Peripherals - 4.2%
3D Systems Corp. (I)(L)	1,165	39,773
Apple, Inc. (I)	21,967	12,828,728
Avid Technology, Inc. (I)(L)	1,037	7,705
Cray, Inc. (I)	1,015	12,261
Datalink Corp. (I)	554	5,291
Dell, Inc. (I)	42,384	530,648
Diebold, Inc.	1,557	57,469
Dot Hill Systems Corp. (I)	2,398	2,734
Electronics for Imaging, Inc. (I)	1,141	18,541
EMC Corp. (I)	48,366	1,239,621
Fusion-io, Inc. (I)(L)	2,174	45,415
Hewlett-Packard Company	46,556	936,241
Hutchinson Technology, Inc. (I)(L)	1,471	2,148
Imation Corp. (I)	1,154	6,820
Immersion Corp. (I)	383	2,156
Intermec, Inc. (I)	1,634	10,131
Intevac, Inc. (I)	321	2,414
Lexmark International, Inc., Class A (L)	1,611	42,820
NCR Corp. (I)	3,727	84,715
NetApp, Inc. (I)	8,558	272,316
Novatel Wireless, Inc. (I)	1,074	2,674
QLogic Corp. (I)	2,269	31,063
Quantum Corp. (I)	5,832	11,839
Rimage Corp.	348	2,784
SanDisk Corp. (I)	5,683	207,316
Silicon Graphics International Corp. (I)(L)	836	5,367
STEC, Inc. (I)	971	7,574
Stratasys, Inc. (I)(L)	462	22,892
Super Micro Computer, Inc. (I)(L)	1,005	15,939
Synaptics, Inc. (I)	749	21,444
Western Digital Corp. (I)	6,126	186,720

		16,663,559
Electronic Equipment, Instruments & Components - 0.6%
Aeroflex Holding Corp. (I)	2,123	12,844
Agilysys, Inc. (I)	733	6,355
Amphenol Corp., Class A	3,848	211,332
Anixter International, Inc. (L)	773	41,008
Arrow Electronics, Inc. (I)	2,639	86,586
Avnet, Inc. (I)	3,479	107,362
AVX Corp.	4,025	43,027
Badger Meter, Inc.	407	15,283
Benchmark Electronics, Inc. (I)	1,407	19,628
Brightpoint, Inc. (I)	1,391	7,525
Checkpoint Systems, Inc. (I)	1,010	8,797
Cognex Corp.	1,002	31,713
Coherent, Inc. (I)	547	23,685
Corning, Inc.	35,893	464,096
CTS Corp.	674	6,349
Daktronics, Inc.	888	6,136
Document Security Systems, Inc. (I)	9	36
Dolby Laboratories, Inc., Class A (I)	2,546	105,150
DTS, Inc. (I)(L)	453	11,814
Echelon Corp. (I)	1,218	4,239

The accompanying notes are an integral part of the financial statements.

135

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Electronic Equipment, Instruments &
Components (continued)
Electro Rent Corp.	657	$10,663
Electro Scientific Industries, Inc.	747	8,830
eMagin Corp. (I)	820	2,534
FARO Technologies, Inc. (I)	355	14,938
FEI Company (L)	864	41,334
FLIR Systems, Inc. (L)	3,653	71,234
Identive Group, Inc. (I)	1,823	1,707
Ingram Micro, Inc., Class A (I)	3,575	62,455
Insight Enterprises, Inc. (I)	950	15,989
InvenSense, Inc. (I)	1,889	21,346
IPG Photonics Corp. (I)(L)	1,210	52,744
Itron, Inc. (I)(L)	903	37,240
Jabil Circuit, Inc.	4,911	99,841
Kemet Corp. (I)	880	5,289
Key Tronic Corp. (I)	452	3,724
LeCroy Corp. (I)	283	4,036
Littelfuse, Inc.	570	32,427
Maxwell Technologies, Inc. (I)	724	4,749
Measurement Specialties, Inc. (I)(L)	401	13,037
Mercury Computer Systems, Inc. (I)	689	8,909
Mesa Laboratories, Inc.	56	2,603
Methode Electronics, Inc.	704	5,991
MOCON, Inc.	300	4,620
Molex, Inc. (L)	4,191	100,333
MTS Systems Corp.	334	12,876
Multi-Fineline Electronix, Inc. (I)	505	12,443
National Instruments Corp.	2,850	76,551
NeoPhotonics Corp. (I)	857	4,234
Netlist, Inc. (I)	1,027	2,321
Newport Corp. (I)	799	9,604
OSI Systems, Inc. (I)	477	30,213
Park Electrochemical Corp.	433	11,206
PC Connection, Inc.	538	5,714
Plexus Corp. (I)	830	23,406
Power-One, Inc. (I)	3,206	14,491
Pulse Electronics Corp.	1,379	2,717
Radisys Corp. (I)	794	4,986
RealD, Inc. (I)(L)	1,198	17,922
Richardson Electronics, Ltd.	315	3,884
Rofin-Sinar Technologies, Inc. (I)	720	13,630
Rogers Corp. (I)(L)	398	15,765
Sanmina-SCI Corp. (I)	2,020	16,544
ScanSource, Inc. (I)(L)	664	20,345
SYNNEX Corp. (I)	897	30,938
Tech Data Corp. (I)	992	47,785
Trimble Navigation, Ltd. (I)	2,906	133,705
TTM Technologies, Inc. (I)	1,990	18,726
Universal Display Corp. (I)(L)	1,115	40,073
Viasystems Group, Inc. (I)	571	9,707
Vishay Intertechnology, Inc. (I)(L)	3,642	34,344
Vishay Precision Group, Inc. (I)	343	4,785
Zygo Corp. (I)	412	7,358

		2,465,811
Internet Software & Services - 2.5%
Akamai Technologies, Inc. (I)	4,231	134,334
Ancestry.com, Inc. (I)(L)	942	25,933
Angie’s List, Inc. (I)(L)	1,342	21,257
AOL, Inc. (I)(L)	2,179	61,186
Bankrate, Inc. (I)	2,362	43,437
Bazaarvoice, Inc. (I)(L)	1,363	24,807
Blucora, Inc. (I)	929	11,445
Brightcove, Inc. (I)	656	10,004
Broadvision, Inc. (I)	124	1,440
Carbonite, Inc. (I)	665	5,945
comScore, Inc. (I)(L)	810	13,333
Constant Contact, Inc. (I)(L)	664	11,872
Cornerstone Ondemand, Inc. (I)	1,194	28,429
CoStar Group, Inc. (I)	608	49,370
DealerTrack Holdings, Inc. (I)	935	28,153
Demand Media, Inc. (I)	1,798	20,138
Demandware, Inc. (I)	665	15,754
Dice Holdings, Inc. (I)(L)	1,653	15,522
Digital River, Inc. (I)	714	11,867
EarthLink, Inc.	2,349	17,477
EasyLink Services International Corp. (I)	1,106	8,007
eBay, Inc. (I)	30,327	1,274,037
Envestnet, Inc. (I)	867	10,404
Equinix, Inc. (I)	1,096	192,512
Facebook, Inc., Class A (I)(L)	50,255	1,563,936
Google, Inc., Class A (I)	7,660	4,443,336
IAC/InterActiveCorp	1,952	89,011
Internap Network Services Corp. (I)	1,016	6,614
IntraLinks Holdings, Inc. (I)	1,107	4,849
Ipass, Inc. (I)	2,344	5,579
j2 Global, Inc. (L)	1,102	29,115
Keynote Systems, Inc.	481	7,143
Limelight Networks, Inc. (I)(L)	2,442	7,155
LinkedIn Corp., Class A (I)	2,413	256,430
Liquidity Services, Inc. (I)	719	36,806
LivePerson, Inc. (I)	1,346	25,655
LogMeIn, Inc. (I)	526	16,054
Marchex, Inc., Class B	1,045	3,772
Market Leader, Inc. (I)	1,006	5,110
MeetMe, Inc. (I)(L)	1,007	2,366
Millennial Media, Inc. (I)	1,784	23,531
Monster Worldwide, Inc. (I)(L)	2,708	23,018
Move, Inc. (I)	1,071	9,757
NIC, Inc.	1,581	20,079
OpenTable, Inc. (I)(L)	569	25,611
Perficient, Inc. (I)	602	6,760
QuinStreet, Inc. (I)	930	8,612
Rackspace Hosting, Inc. (I)	3,066	134,720
RealNetworks, Inc.	977	8,441
Reis, Inc. (I)	438	4,207
Responsys, Inc. (I)	1,184	14,350
Saba Software, Inc. (I)	643	5,967
SciQuest, Inc. (I)	467	8,387
Spark Networks, Inc. (I)	788	4,066
SPS Commerce, Inc. (I)	348	10,572
Stamps.com, Inc. (I)	366	9,029
support.com, Inc. (I)	1,791	5,713
TechTarget, Inc. (I)	764	3,851
The Active Network, Inc. (I)	1,361	20,946
Travelzoo, Inc. (I)(L)	401	9,111
United Online, Inc.	2,301	9,710
Unwired Planet, Inc. (I)	2,609	6,001
ValueClick, Inc. (I)	1,901	31,157
VeriSign, Inc. (I)(L)	3,743	163,083
Vocus, Inc. (I)	554	10,304
Web.com Group, Inc. (I)	1,132	20,738
WebMD Health Corp. (I)(L)	1,334	27,360
XO Group, Inc. (I)	492	4,364
Yahoo!, Inc. (I)	28,577	452,374
Yelp, Inc. (I)(L)	1,442	32,777
Zix Corp. (I)	2,134	5,548

		9,659,738

The accompanying notes are an integral part of the financial statements.

136

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
IT Services - 3.4%
Acxiom Corp. (I)	1,763	$26,639
Alliance Data Systems Corp. (I)	1,168	157,680
Automatic Data Processing, Inc.	11,554	643,096
Booz Allen Hamilton Holding Corp.	3,410	52,105
Broadridge Financial Solutions, Inc.	2,909	61,874
CACI International, Inc., Class A (I)(L)	630	34,663
Cardtronics, Inc. (I)	1,085	32,778
Cass Information Systems, Inc. (L)	297	11,954
CIBER, Inc. (I)	2,045	8,814
Cognizant Technology
Solutions Corp., Class A (I)	7,165	429,900
Computer Sciences Corp.	3,654	90,692
Computer Task Group, Inc. (I)	358	5,366
Convergys Corp.	2,657	39,244
CoreLogic, Inc. (I)	2,489	45,574
CSG Systems International, Inc. (I)	891	15,396
DST Systems, Inc.	1,033	56,102
EPAM Systems, Inc. (I)	1,017	17,279
Euronet Worldwide, Inc. (I)	1,107	18,952
ExlService Holdings, Inc. (I)	766	18,874
Fidelity National Information Services, Inc.	6,798	231,676
Fiserv, Inc. (I)	3,296	238,037
FleetCor Technologies, Inc. (I)	1,923	67,382
Forrester Research, Inc.	566	19,165
Gartner, Inc. (I)	2,204	94,882
Genpact, Ltd. (I)	5,235	87,058
Global Cash Access Holdings, Inc. (I)	1,490	10,743
Global Payments, Inc.	1,823	78,808
Heartland Payment Systems, Inc.	960	28,877
Higher One Holdings, Inc. (I)(L)	1,420	17,352
iGATE Corp. (I)(L)	1,225	20,850
Innodata Isogen, Inc. (I)	808	5,527
International Business Machines Corp.	27,299	5,339,138
Jack Henry & Associates, Inc.	2,031	70,110
Lender Processing Services, Inc.	1,902	48,083
Lionbridge Technologies, Inc. (I)	930	2,930
Mantech International Corp., Class A (L)	903	21,193
Mastercard, Inc., Class A	2,978	1,280,868
Mattersight Corp. (I)	213	1,700
MAXIMUS, Inc.	830	42,953
ModusLink Global Solutions, Inc. (I)	860	2,571
MoneyGram International, Inc. (I)	1,413	20,630
NCI, Inc. (I)	381	1,543
NeuStar, Inc., Class A (I)(L)	1,649	55,077
Online Resources Corp. (I)	1,282	3,115
Paychex, Inc. (L)	8,494	266,797
PRGX Global, Inc. (I)	350	2,783
SAIC, Inc. (L)	7,953	96,390
Sapient Corp.	3,338	33,614
ServiceSource International, Inc. (I)	1,729	23,947
Syntel, Inc.	1,000	60,700
TeleTech Holdings, Inc. (I)	1,387	22,192
Teradata Corp. (I)	3,970	285,880
The Hackett Group, Inc. (I)	773	4,306
The Western Union Company	14,557	245,140
TNS, Inc. (I)	505	9,060
Total Systems Services, Inc.	4,411	105,555
Unisys Corp. (I)	1,059	20,703
Vantiv, Inc. (I)	5,013	116,753
VeriFone Systems, Inc. (I)	2,454	81,203
Virtusa Corp. (I)	729	9,732
Visa, Inc., Class A	19,155	2,368,133
Wright Express Corp. (I)	916	56,536

		13,366,674
Office Electronics - 0.1%
Xerox Corp.	31,439	247,425
Zebra Technologies Corp., Class A (I)	1,187	40,785

		288,210
Semiconductors & Semiconductor Equipment - 2.2%
Advanced Energy Industries, Inc. (I)	919	12,333
Advanced Micro Devices, Inc. (I)(L)	16,345	93,657
Alpha & Omega Semiconductor, Ltd. (I)	721	6,597
Altera Corp.	7,563	255,932
Amkor Technology, Inc. (I)(L)	4,143	20,218
Amtech Systems, Inc. (I)(L)	344	1,293
ANADIGICS, Inc. (I)	2,127	3,850
Analog Devices, Inc.	7,028	264,745
Applied Materials, Inc.	30,234	346,482
Applied Micro Circuits Corp. (I)	1,374	7,859
Atmel Corp. (I)(L)	10,844	72,655
ATMI, Inc. (I)	691	14,214
AuthenTec, Inc. (I)	664	2,875
Axcelis Technologies, Inc. (I)	3,548	4,258
AXT, Inc. (I)	645	2,548
Broadcom Corp., Class A	12,825	433,485
Brooks Automation, Inc. (L)	1,693	15,982
Cabot Microelectronics Corp. (L)	510	14,897
Cavium, Inc. (I)	1,157	32,396
Ceva, Inc. (I)(L)	574	10,108
Cirrus Logic, Inc. (I)(L)	1,542	46,075
Cohu, Inc.	479	4,867
Cree, Inc. (I)(L)	2,744	70,438
CSR PLC, ADR	207	2,840
CVD Equipment Corp. (I)	259	3,331
Cymer, Inc. (I)	733	43,210
Cypress Semiconductor Corp.	3,666	48,465
Diodes, Inc. (I)(L)	1,139	21,379
DSP Group, Inc. (I)	815	5,167
Entegris, Inc. (I)	3,313	28,293
Entropic Communications, Inc. (I)	2,234	12,600
Exar Corp. (I)	914	7,458
Fairchild Semiconductor International, Inc. (I)	3,070	43,287
First Solar, Inc. (I)(L)	2,032	30,602
FormFactor, Inc. (I)	1,372	8,877
Freescale
Semiconductor Holdings I, Ltd. (I)(L)	5,902	60,496
FSI International, Inc. (I)(L)	1,191	4,276
GSI Technology, Inc. (I)	267	1,266
GT Advanced Technologies Inc. (I)	3,033	16,014
Hittite Microwave Corp. (I)(L)	762	38,953
Inphi Corp. (I)	755	7,157
Integrated Device Technology, Inc. (I)	3,164	17,782
Integrated Silicon Solution, Inc. (I)	465	4,692
Intel Corp.	117,637	3,135,026
Intermolecular, Inc. (I)	1,145	8,874
International Rectifier Corp. (I)(L)	1,650	32,984
Intersil Corp., Class A	3,066	32,653
IXYS Corp. (I)	839	9,372
KLA-Tencor Corp.	3,953	194,685
Kopin Corp. (I)	1,135	3,904
Kulicke & Soffa Industries, Inc. (I)	1,781	15,887
Lam Research Corp. (I)(L)	4,684	176,774
Lattice Semiconductor Corp. (I)	2,974	11,212
Linear Technology Corp.	5,361	167,960
LSI Corp. (I)	13,258	84,453
LTX-Credence Corp. (I)	1,415	9,481
M/A-COM Technology
Solutions Holdings, Inc. (I)	1,159	21,442
Marvell Technology Group, Ltd.	13,751	155,111

The accompanying notes are an integral part of the financial statements.

137

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
Mattson Technology, Inc. (I)	1,856	$3,248
Maxim Integrated Products, Inc.	6,850	175,634
MaxLinear, Inc., Class A (I)	1,014	5,029
MEMC Electronic Materials, Inc. (I)(L)	5,631	12,219
Micrel, Inc. (L)	1,304	12,427
Microchip Technology, Inc. (L)	4,520	149,522
Micron Technology, Inc. (I)	23,428	147,831
Microsemi Corp. (I)	2,079	38,441
Mindspeed Technologies, Inc. (I)	1,068	2,627
MIPS Technologies, Inc. (I)(L)	1,405	9,371
MKS Instruments, Inc.	1,286	37,204
Monolithic Power Systems, Inc. (I)	710	14,108
MoSys, Inc. (I)	1,267	4,105
Nanometrics, Inc. (I)(L)	623	9,569
NVE Corp. (I)(L)	141	7,579
NVIDIA Corp. (I)	14,408	199,119
OmniVision Technologies, Inc. (I)(L)	1,130	15,097
ON Semiconductor Corp. (I)	10,601	75,267
PDF Solutions, Inc. (I)	507	5,004
Pericom Semiconductor Corp. (I)	802	7,218
Photronics, Inc. (I)	1,479	9,022
PLX Technology, Inc. (I)(L)	1,352	8,585
PMC-Sierra, Inc. (I)	5,216	32,026
Power Integrations, Inc.	714	26,632
QuickLogic Corp. (I)	1,411	3,542
Rambus, Inc. (I)	2,670	15,326
Ramtron International Corp. (I)	1,557	4,702
RF Micro Devices, Inc. (I)	6,722	28,569
Rubicon Technology, Inc. (I)(L)	631	6,436
Rudolph Technologies, Inc. (I)	641	5,590
Semtech Corp. (I)(L)	1,537	37,380
Sigma Designs, Inc. (I)	779	4,970
Silicon Image, Inc. (I)	2,196	9,091
Silicon Laboratories, Inc. (I)	1,002	37,976
Skyworks Solutions, Inc. (I)	4,403	120,510
Spansion, Inc., Class A (I)	1,550	17,019
Standard Microsystems Corp. (I)	484	17,855
STR Holdings, Inc. (I)(L)	1,220	5,563
SunPower Corp. (I)	2,577	12,395
Supertex, Inc. (I)	355	6,692
Teradyne, Inc. (I)(L)	4,487	63,087
Tessera Technologies, Inc.	1,159	17,814
Texas Instruments, Inc.	26,941	772,937
Transwitch Corp. (I)	1,304	1,434
TriQuint Semiconductor, Inc. (I)(L)	4,009	22,050
Ultra Clean Holdings, Inc. (I)	699	4,495
Ultratech, Inc. (I)	647	20,381
Veeco Instruments, Inc. (I)(L)	883	30,340
Volterra Semiconductor Corp. (I)	538	12,616
Xilinx, Inc.	6,135	205,952

		8,695,333
Software - 4.2%
Accelrys, Inc. (I)	1,250	10,113
ACI Worldwide, Inc. (I)	888	39,258
Activision Blizzard, Inc.	26,506	317,807
Actuate Corp. (I)	1,416	9,813
Adobe Systems, Inc. (I)	11,729	379,668
Advent Software, Inc. (I)	1,170	31,719
American Software, Inc., Class A	450	3,578
ANSYS, Inc. (I)(L)	2,189	138,148
Ariba, Inc. (I)	2,324	104,022
Aspen Technology, Inc. (I)	2,275	52,666
Autodesk, Inc. (I)	5,355	187,371
Blackbaud, Inc.	1,039	26,671
BMC Software, Inc. (I)	3,859	164,702
Bottomline Technologies, Inc. (I)	911	16,444
BroadSoft, Inc. (I)(L)	685	19,838
CA, Inc.	11,455	310,316
Cadence Design Systems, Inc. (I)	6,524	71,699
Callidus Software, Inc. (I)	647	3,222
Citrix Systems, Inc. (I)	4,372	366,986
CommVault Systems, Inc. (I)	1,084	53,734
Compuware Corp. (I)	5,233	48,615
Concur Technologies, Inc. (I)	1,264	86,078
Deltek, Inc. (I)	1,823	21,129
Digimarc Corp.	216	5,543
Ebix, Inc.	840	16,758
Electronic Arts, Inc. (I)	7,892	97,466
Ellie Mae, Inc. (I)	553	9,954
Envivio, Inc. (I)	819	5,250
EPIQ Systems, Inc.	981	12,017
ePlus, Inc. (I)	159	5,144
FactSet Research Systems, Inc. (L)	1,080	100,375
Fair Isaac Corp.	859	36,319
FalconStor Software, Inc. (I)	1,749	4,565
Fortinet, Inc. (I)	3,635	84,405
Glu Mobile Inc. (I)(L)	1,164	6,460
Guidance Software, Inc. (I)	527	5,012
Guidewire Software, Inc. (I)	1,164	32,732
Imperva, Inc. (I)	541	15,592
Infoblox, Inc. (I)	1,067	24,466
Informatica Corp. (I)	2,520	106,747
Interactive Intelligence Group (I)	490	13,823
Intuit, Inc.	6,950	412,483
JDA Software Group, Inc. (I)(L)	1,064	31,590
Jive Software, Inc. (I)(L)	1,431	30,037
Kenexa Corp. (I)	692	20,089
Majesco Entertainment Company (I)	1,485	2,970
Manhattan Associates, Inc. (I)	459	20,981
Mentor Graphics Corp. (I)	2,655	39,825
MICROS Systems, Inc. (I)	1,921	98,355
Microsoft Corp.	197,746	6,049,050
MicroStrategy, Inc., Class A (I)	263	34,153
Mitek Systems Incmitek Systems Inc (I)	507	1,972
Monotype Imaging Holdings, Inc. (I)	778	13,047
Netscout Systems, Inc. (I)	949	20,489
NetSuite, Inc. (I)	1,670	91,466
Nuance Communications, Inc. (I)(L)	7,306	174,029
Opnet Technologies, Inc. (L)	561	14,917
Oracle Corp.	118,873	3,530,528
Parametric Technology Corp. (I)	2,840	59,526
Pegasystems, Inc.	900	29,682
Pervasive Software, Inc. (I)	429	3,213
Progress Software Corp. (I)	1,513	31,576
Proofpoint, Inc. (I)	762	12,916
PROS Holdings, Inc. (I)	740	12,447
QLIK Technologies, Inc. (I)	1,979	43,775
Quest Software, Inc. (I)	1,981	55,171
RealPage, Inc. (I)	1,749	40,507
Red Hat, Inc. (I)	4,543	256,589
Rosetta Stone, Inc. (I)	599	8,290
Rovi Corp. (I)	2,561	50,247
Salesforce.com, Inc. (I)	3,203	442,847
Seachange International, Inc. (I)(L)	971	7,991
Smith Micro Software, Inc. (I)	1,763	3,244
SolarWinds, Inc. (I)	1,698	73,965
Solera Holdings, Inc.	1,668	69,706
Sourcefire, Inc. (I)(L)	704	36,186
Splunk, Inc. (I)(L)	2,196	61,708

The accompanying notes are an integral part of the financial statements.

138

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Software (continued)
SRS Labs, Inc. (I)	175	$1,575
SS&C Technologies Holdings, Inc. (I)	1,730	43,250
Symantec Corp. (I)	17,188	251,117
Synchronoss Technologies, Inc. (I)(L)	882	16,291
Synopsys, Inc. (I)	3,437	101,151
Take-Two Interactive Software, Inc. (I)	1,940	18,352
Tangoe, Inc. (I)	807	17,197
TeleCommunication Systems, Inc. (I)	1,207	1,485
TeleNav, Inc. (I)	863	5,290
THQ, Inc. (I)(L)	2,341	1,451
TIBCO Software, Inc. (I)	3,914	117,107
TiVo, Inc. (I)	2,924	24,181
Tyler Technologies, Inc. (I)(L)	705	28,447
Ultimate Software Group, Inc. (I)	638	56,859
VASCO Data Security International, Inc. (I)	1,062	8,687
Verint Systems, Inc. (I)	960	28,330
VirnetX Holding Corp. (I)(L)	1,232	43,428
VMware, Inc., Class A (I)	10,011	911,401
Wave Systems Corp. Class A (I)(L)	1,941	1,339
Websense, Inc. (I)	808	15,134
Zynga, Inc. (I)	17,723	96,413

		16,720,277

		74,064,412
Materials - 3.8%
Chemicals - 2.3%
A. Schulman, Inc.	713	14,153
ADA-ES, Inc. (I)	283	7,180
Air Products & Chemicals, Inc.	4,967	400,986
Airgas, Inc.	1,821	152,982
Albemarle Corp.	2,089	124,588
American Vanguard Corp.	610	16,220
Arabian American
Development Company (I)(L)	686	6,647
Ashland, Inc.	1,866	129,332
Balchem Corp. (L)	725	23,642
Cabot Corp.	1,475	60,033
Calgon Carbon Corp. (I)(L)	1,429	20,320
Celanese Corp., Series A	3,663	126,813
CF Industries Holdings, Inc.	1,538	297,972
Chase Corp.	349	4,607
Chemtura Corp. (I)	2,186	31,697
Cytec Industries, Inc.	1,067	62,569
E.I. du Pont de Nemours & Company	21,946	1,109,809
Eastman Chemical Company	3,246	163,501
Ecolab, Inc.	6,838	468,608
Ferro Corp. (I)(L)	2,227	10,690
Flotek Industries, Inc. (I)(L)	1,053	9,835
FMC Corp.	3,268	174,773
Georgia Gulf Corp.	847	21,742
GSE Holding, Inc. (I)	557	5,887
H.B. Fuller Company	1,198	36,779
Hawkins, Inc. (L)	211	8,056
Huntsman Corp.	5,713	73,926
Innophos Holdings, Inc.	533	30,093
International Flavors & Fragrances, Inc.	1,871	102,531
Intrepid Potash, Inc. (I)	1,827	41,583
KMG Chemicals, Inc.	224	4,319
Koppers Holdings, Inc.	455	15,470
Kraton Performance Polymers, Inc. (I)	778	17,046
Kronos Worldwide, Inc. (L)	2,710	42,791
Landec Corp. (I)	357	3,056
LSB Industries, Inc. (I)	541	16,722
Material Sciences Corp. (I)	469	3,846
Minerals Technologies, Inc.	410	26,150
Monsanto Company	12,633	1,045,760
NewMarket Corp. (L)	309	66,929
Olin Corp.	1,916	40,025
OM Group, Inc. (I)(L)	761	14,459
Omnova Solutions, Inc. (I)	1,304	9,832
Penford Corp. (I)	473	4,233
Petrologistics LP (I)	3,262	35,099
PolyOne Corp.	2,024	27,688
PPG Industries, Inc.	3,565	378,318
Praxair, Inc.	7,021	763,393
Quaker Chemical Corp.	268	12,384
Rockwood Holdings, Inc.	1,807	80,140
RPM International, Inc.	3,145	85,544
Senomyx, Inc. (I)	1,262	2,966
Sensient Technologies Corp.	1,130	41,505
Sigma-Aldrich Corp. (L)	2,862	211,588
Solutia, Inc.	2,928	82,130
Spartech Corp. (I)	593	3,066
Stepan Company	253	23,828
Terra Nitrogen Company LP	440	93,192
The Dow Chemical Company	27,897	878,756
The Mosaic Company	10,020	548,695
The Scotts Miracle-Gro Company, Class A (L)	1,434	58,966
The Sherwin-Williams Company	2,440	322,934
Tredegar Industries, Inc.	684	9,959
Valhi, Inc.	8,007	100,007
Valspar Corp.	2,163	113,536
W.R. Grace & Company (I)	1,746	88,086
Westlake Chemical Corp. (L)	1,572	82,153
Zep, Inc.	592	8,128
Zoltek Companies, Inc. (I)	804	7,260

		9,107,513
Construction Materials - 0.1%
Eagle Materials, Inc.	1,105	41,261
Headwaters, Inc. (I)	979	5,042
Martin Marietta Materials, Inc.	1,072	84,495
Texas Industries, Inc. (L)	700	27,307
United States Lime & Minerals, Inc. (I)	129	6,020
Vulcan Materials Company	3,084	122,466

		286,591
Containers & Packaging - 0.2%
AEP Industries, Inc. (I)	171	7,447
AptarGroup, Inc.	1,578	80,557
Ball Corp.	3,602	147,862
Bemis Company, Inc. (L)	2,458	77,034
Boise, Inc.	2,614	17,200
Crown Holdings, Inc. (I)	3,552	122,508
Graphic Packaging Holding Company (I)	9,089	49,990
Greif, Inc., Class A	1,126	46,166
Myers Industries, Inc.	715	12,269
Owens-Illinois, Inc. (I)	3,776	72,386
Packaging Corp. of America	2,261	63,851
Rock-Tenn Company, Class A	1,673	91,262
Sealed Air Corp.	4,582	70,746
Silgan Holdings, Inc.	1,656	70,695
Sonoco Products Company	2,324	70,069
UFP Technologies, Inc. (I)	93	1,572

		1,001,614
Metals & Mining - 1.0%
A. M. Castle & Company (I)(L)	676	7,179
AK Steel Holding Corp. (L)	2,774	16,283
Alcoa, Inc.	25,036	219,065

The accompanying notes are an integral part of the financial statements.

139

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Metals & Mining (continued)
Allegheny Technologies, Inc.	2,513	$80,140
Allied Nevada Gold Corp. (I)(L)	2,164	61,414
AMCOL International Corp.	808	22,874
Carpenter Technology Corp.	1,159	55,447
Century Aluminum Company (I)	2,202	16,141
Cliffs Natural Resources, Inc.	3,363	165,762
Coeur d’Alene Mines Corp. (I)	2,046	35,928
Commercial Metals Company (L)	2,611	33,003
Compass Minerals International, Inc. (L)	779	59,422
Freeport-McMoRan Copper & Gold, Inc.	22,357	761,703
General Moly, Inc. (I)(L)	2,672	8,390
Globe Specialty Metals, Inc.	1,837	24,671
Handy & Harman, Ltd. (I)	391	5,271
Haynes International, Inc. (L)	260	13,244
Hecla Mining Company (L)	6,341	30,120
Horsehead Holding Corp. (I)	1,000	9,960
Kaiser Aluminum Corp. (L)	483	25,039
Materion Corp.	519	11,953
McEwen Mining, Inc. (I)	3,165	9,527
Metals USA Holdings Corp. (I)	1,000	15,910
Molycorp, Inc. (I)(L)	2,271	48,940
Newmont Mining Corp.	11,513	558,496
Noranda Aluminum Holding Corp.	1,665	13,253
Nucor Corp.	7,479	283,454
Olympic Steel, Inc.	186	3,054
Paramount Gold and Silver Corp. (I)(L)	2,635	6,324
Reliance Steel & Aluminum Company	1,785	90,143
Royal Gold, Inc.	1,442	113,053
RTI International Metals, Inc. (I)(L)	666	15,072
Schnitzer Steel Industries, Inc. (L)	687	19,250
Solitario Exploration & Royalty Corp. (I)	2,030	2,680
Southern Copper Corp.	19,807	624,119
Steel Dynamics, Inc.	5,061	59,467
Stillwater Mining Company (I)	2,775	23,699
SunCoke Energy, Inc. (I)	1,551	22,722
Titanium Metals Corp.	4,069	46,020
United States Steel Corp. (L)	3,628	74,737
Universal Stainless &
Alloy Products, Inc. (I)(L)	119	4,891
Vista Gold Corp. (I)(L)	1,484	4,318
Walter Energy, Inc.	1,471	64,959
Worthington Industries, Inc. (L)	1,600	32,752

		3,799,849
Paper & Forest Products - 0.2%
Buckeye Technologies, Inc.	956	27,236
Clearwater Paper Corp. (I)	576	19,653
Deltic Timber Corp.	274	16,709
Domtar Corp.	870	66,738
International Paper Company	10,280	297,195
KapStone Paper and Packaging Corp. (I)	1,194	18,925
Louisiana-Pacific Corp. (I)(L)	3,038	33,053
MeadWestvaco Corp.	3,992	114,770
Neenah Paper, Inc.	311	8,301
P.H. Glatfelter Company	956	15,650
Pope Resources LP	137	7,545
Schweitzer-Mauduit International, Inc.	399	27,188
Verso Paper Corp. (I)	1,827	2,156
Wausau Paper Corp.	993	9,662

		664,781

		14,860,348
Telecommunication Services - 2.8%
Diversified Telecommunication Services - 2.6%
8x8, Inc. (I)	1,278	5,368
AboveNet, Inc. (I)	632	53,088
Alaska Communications
Systems Group, Inc. (L)	1,419	2,980
American Tower Corp.	9,280	648,765
AT&T, Inc.	139,609	4,978,457
Atlantic Tele-Network, Inc.	401	13,526
Cbeyond, Inc. (I)	824	5,578
CenturyLink, Inc.	14,640	578,134
Cincinnati Bell, Inc. (I)(L)	5,130	19,084
Cogent Communications Group, Inc. (I)	1,163	22,388
Consolidated Communications Holdings, Inc.	718	10,626
Crown Castle International Corp. (I)	6,702	393,139
Frontier Communications Corp. (L)	23,625	90,484
General Communication, Inc., Class A (I)	950	7,895
Globalstar, Inc. (I)(L)	6,027	1,929
Hawaiian Telcom Holdco, Inc. (I)	267	5,209
HickoryTech Corp.	417	4,633
IDT Corp., Class B	427	4,189
inContact, Inc. (I)	630	3,156
Level 3 Communications, Inc. (I)	4,971	110,108
Lumos Networks Corp.	555	5,245
Multiband Corp. (I)	1,058	2,518
Neutral Tandem, Inc. (I)	876	11,546
ORBCOMM, Inc. (I)	1,623	5,291
Premiere Global Services, Inc. (I)	1,065	8,935
SureWest Communications (L)	296	6,237
Towerstream Corp. (I)(L)	1,087	4,511
tw Telecom, Inc. (I)	3,587	92,042
Verizon Communications, Inc.	66,839	2,970,325
Vonage Holdings Corp. (I)	4,929	9,907
Windstream Corp. (L)	13,707	132,410

		10,207,703
Wireless Telecommunication Services - 0.2%
Boingo Wireless, Inc. (I)	634	7,367
Clearwire Corp. (I)	30,729	34,416
Leap Wireless International, Inc. (I)	2,036	13,091
MetroPCS Communications, Inc. (I)	8,442	51,074
NII Holdings, Inc. (I)(L)	4,011	41,033
NTELOS Holdings Corp.	555	10,462
SBA Communications Corp., Class A (I)	2,821	160,938
Shenandoah Telecommunications Company	652	8,874
Sprint Nextel Corp. (I)	70,671	230,387
Telephone & Data Systems, Inc.	2,523	53,715
United States Cellular Corp. (I)(L)	2,035	78,592
USA Mobility, Inc.	574	7,382

		697,331

		10,905,034
Utilities - 3.4%
Electric Utilities - 1.8%
ALLETE, Inc.	846	35,363
American Electric Power Company, Inc.	11,395	454,661
Cleco Corp.	1,463	61,197
Duke Energy Corp. (I)(L)	31,404	724,176
Edison International	7,726	356,941
El Paso Electric Company	958	31,767
Entergy Corp.	4,169	283,033
Exelon Corp.	20,027	753,416
FirstEnergy Corp.	9,831	483,587
Great Plains Energy, Inc.	3,214	68,812
Hawaiian Electric Industries, Inc. (L)	2,229	63,571
IDACORP, Inc.	1,180	49,654
ITC Holdings Corp.	1,187	81,796
MGE Energy, Inc.	555	26,252

The accompanying notes are an integral part of the financial statements.

140

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Electric Utilities (continued)
NextEra Energy, Inc.	9,804	$674,613
Northeast Utilities	7,338	284,788
NV Energy, Inc.	5,479	96,321
OGE Energy Corp.	2,339	121,137
Otter Tail Corp.	831	19,005
Pepco Holdings, Inc. (L)	5,268	103,095
Pinnacle West Capital Corp.	2,539	131,368
PNM Resources, Inc.	1,941	37,927
Portland General Electric Company	1,756	46,815
PPL Corp.	13,594	378,049
Progress Energy, Inc.	6,981	420,047
The Empire District Electric Company (L)	1,053	22,218
The Southern Company	20,336	941,557
UIL Holdings Corp.	1,235	44,287
Unitil Corp.	246	6,519
UNS Energy Corp.	843	32,380
Westar Energy, Inc.	2,973	89,041
Xcel Energy, Inc.	11,466	325,749

		7,249,142
Gas Utilities - 0.3%
AGL Resources, Inc.	2,799	108,461
AmeriGas Partners LP	2,070	84,353
Atmos Energy Corp.	2,127	74,594
Chesapeake Utilities Corp.	243	10,624
Delta Natural Gas Company, Inc.	146	3,173
Ferrellgas Partners LP	1,746	32,947
Gas Natural, Inc.	229	2,313
National Fuel Gas Company (L)	1,970	92,551
New Jersey Resources Corp.	982	42,825
Northwest Natural Gas Company	595	28,322
ONEOK, Inc.	4,906	207,573
Piedmont Natural Gas Company, Inc. (L)	1,721	55,399
Questar Corp.	4,272	89,114
RGC Resources, Inc.	233	4,164
South Jersey Industries, Inc.	691	35,220
Southwest Gas Corp.	1,053	45,963
Star Gas Partners LP	1,071	4,477
Suburban Propane Partners LP	808	33,346
The Laclede Group, Inc.	493	19,626
UGI Corp.	2,675	78,725
WGL Holdings, Inc.	1,244	49,449

		1,103,219
Independent Power Producers & Energy Traders - 0.1%
Calpine Corp. (I)	11,363	187,603
Dynegy, Inc. (I)(L)	3,598	2,105
Genie Energy, Ltd.	427	3,318
GenOn Energy, Inc. (I)	19,323	33,042
NRG Energy, Inc. (I)	5,448	94,577
Ormat Technologies, Inc.	1,034	22,117
Synthesis Energy Systems, Inc. (I)	2,507	3,059
The AES Corp. (I)	18,063	231,748

		577,569
Multi-Utilities - 1.1%
Alliant Energy Corp.	2,630	119,849
Ameren Corp.	5,692	190,910
Avista Corp.	1,341	35,805
Black Hills Corp.	1,048	33,714
CenterPoint Energy, Inc.	9,994	206,576
CH Energy Group, Inc.	353	23,189
CMS Energy Corp.	6,023	141,541
Consolidated Edison, Inc.	6,902	429,235
Dominion Resources, Inc.	13,435	725,490
DTE Energy Company	4,007	237,735
Integrys Energy Group, Inc. (L)	1,819	103,447
MDU Resources Group, Inc.	4,509	97,439
NiSource, Inc.	6,628	164,043
NorthWestern Corp.	845	31,012
PG&E Corp.	9,703	439,255
Public Service Enterprise Group, Inc.	11,973	389,123
SCANA Corp.	3,074	147,060
Sempra Energy	5,640	388,483
TECO Energy, Inc.	5,103	92,160
Vectren Corp.	1,933	57,062
Wisconsin Energy Corp. (L)	5,420	214,469

		4,267,597
Water Utilities - 0.1%
American States Water Company (L)	483	19,117
American Water Works Company, Inc.	4,182	143,359
Aqua America, Inc. (L)	3,195	79,747
Artesian Resources Corp.	363	7,819
Cadiz, Inc. (I)	622	4,485
California Water Service Group	891	16,457
Connecticut Water Service, Inc.	252	7,303
Middlesex Water Company	365	6,935
SJW Corp.	367	8,812
York Water Company	367	6,492

		300,526

		13,498,053

TOTAL COMMON STOCKS (Cost $316,177,492)		$386,690,938

CORPORATE BONDS - 0.0%
Financials - 0.0%
GAMCO Investors, Inc. Zero
Coupon 12/31/2015 (Z)	$2,800	$2,438

TOTAL CORPORATE BONDS (Cost $2,060)		$2,438

RIGHTS - 0.0%
Celgene Corp. (Expiration Date: 12/31/2030,
Strike Price: $0.01) (I)	1,041	1,957
Fresenius Kabi Pharmaceuticals Holding, Inc.
(Strike Price: $0.02) (I)(N)	4,291	0
Sanofi (Expiration Date: 12/31/2020, Strike
Price: EUR 2.00) (I)	6,678	9,416

TOTAL RIGHTS (Cost $25,528)		$11,373

WARRANTS - 0.0%
Magnum Hunter Resources (Expiration Date:
10/14/2013; Strike Price: $10.50) (I)(L)	273	18

TOTAL WARRANTS (Cost $0)		$18

SECURITIES LENDING COLLATERAL - 5.8%
John Hancock Collateral
Investment Trust, 0.3542% (W)(Y)	2,260,882	22,625,998

TOTAL SECURITIES LENDING
COLLATERAL (Cost $22,625,959)		$22,625,998

The accompanying notes are an integral part of the financial statements.

141

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2012 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value

SHORT-TERM INVESTMENTS - 1.6%
Repurchase Agreement - 1.6%
Repurchase Agreement with State Street Corp.
dated 06/29/2012 at 0.010% to be
repurchased at $6,399,005 on 07/02/2012,
collateralized by $4,665,000 U.S. Treasury
Bonds, 4.625% due 02/15/2040 (valued at
$6,532,297, including interest)	$6,399,000	$6,399,000

TOTAL SHORT-TERM INVESTMENTS (Cost $6,399,000)		$6,399,000

Total Investments (Total Stock Market Index Trust)
(Cost $345,230,039) - 105.6%		$415,729,765
Other assets and liabilities, net - (5.6%)		(22,043,278)

TOTAL NET ASSETS - 100.0%		$393,686,487

Footnotes
Percentages are based upon net assets.

Key to Currency Abbreviations
EUR	- Euro
SGD	- Singapore Dollar

Key to Security Abbreviations and Legend
ADR	- American Depositary Receipts
GDR	- Global Depositary Receipts
LIBOR	- London Interbank Offered Rate
REIT	- Real Estate Investment Trust
TBA	- To Be Announced
(A)	The subadviser is an affiliate of the adviser.
(C)	Security purchased on a when-issued or delayed delivery basis.
(G)	The Portfolio’s sub-adviser is shown parenthetically.
(I)	Non-income producing security.
(L)	All or a portion of the security is on loan as of June 30, 2012.
(N)	Strike price and/or expiration date not available.
(O)	The investment is an affiliate of the fund, the adviser and/or the subadviser.
(P)	Variable rate obligation. Securities reset coupon rates periodically. The coupon rate shown represents the rate at period end.
(S)	The securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold to qualified institutional buyers, in transactions exempt from registration.
(W)	Investment is an affiliate of the Portfolio, the adviser and/or subadviser. Also, it represents the investment of securities lending collateral received.
(Y)	The rate shown is the annualized seven-day yield as of June 30, 2012.
(Z)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically.
(2)	Manulife Asset Management (North America) Limited is doing business as John Hancock Asset Management.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

The accompanying notes are an integral part of the financial statements.

142

(b)

Not Applicable

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 9.  PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 10. SUBMISSION OF MATTERS TO VOTE OF SECURITY HOLDERS.

Not Applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in this Form N-CSR is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such disclosure controls and procedures include controls and procedures designed to ensure that such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

Within 90 days prior to the filing date of this Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures relating to information required to be disclosed on Form N-CSR.  Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are operating effectively to ensure that:

(i) information required to be disclosed in this Form N-CSR is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission, and

(ii) information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b) CHANGE IN REGISTRANT’S INTERNAL CONTROL: Not Applicable.

ITEM 12. EXHIBITS.

(a)(1) Not applicable

(a)(2)(i) CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER.

(a)(2)(ii) CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER.

(b) CERTIFICATION PURSUANT TO Rule 30a-2(b) OF THE INVESTMENT COMPANY ACT OF 1940

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JOHN HANCOCK VARIABLE INSURANCE TRUST

/s/ Hugh McHaffie

_______________________________

Hugh McHaffie

President

Date: August 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Hugh McHaffie

________________________________

Hugh McHaffie

President

Date: August 27, 2012

/s/ Charles A. Rizzo

_________________________________

Charles A. Rizzo

Chief Financial Officer

Date: August 27, 2012